UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2010

Item 1.   Reports to Stockholders.

ProFunds

Money Market ProFund

DECEMBER 31, 2010

Annual Report

Table of Contents

1 Message from the Chairman
3 Fund Performance, Allocation of Portfolio Holdings and Expense Examples
7 Financial Statements and Financial Highlights
13 Notes to Financial Statements
18 Report of Independent Registered Public Accounting Firm
19 Board Approval of Investment Advisory Agreement
21 Trustees and Officers
23 Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of the Money Market ProFund for the 12 months ended December 31, 2010.

The market recovery continued in 2010. U.S. equity indexes reversed declines at mid-year to finish 2010 solidly up. Fixed-income returns were also positive. 10- and 30-year Treasury indexes rose, as did indexes representing the broader bond market. Gross Domestic Product (GDP) rose as well through the third quarter of 2010. While acknowledging this positive momentum, plus strengthened indicators for production, household spending, and the labor market, the Federal Open Market Committee (FOMC) remained guarded at the end of the year.

Members noted in December that they saw improvement in the near-term outlook for economic growth, but they expressed lingering concerns about a number of factors that could restrain growth. They cited the still-depressed housing market, sluggish employment, and the ongoing debt reduction efforts of households and businesses as specific examples of factors that could potentially slow progress.

Federal Funds Rate Remains Low

The Federal Reserve, while seeing overall improvement in the economy, indicated in December that it would likely maintain the target for the federal funds rate between 0% and 0.25% for an extended period. Money market rates, which are affected by the federal funds rate benchmark, correspondingly remained at or near zero as they have been all year.

Thank you for the trust you have placed in us. We appreciate your investment in our Money Market ProFund, and we look forward to continuing to serve your investing needs.

Sincerely,

Michael Sapir
Chairman of the Board of Trustees

1

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Fund Performance, Allocation of Portfolio Holdings and Expense Examples

4 :: Money Market ProFund :: Fund Performance

The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. The seven-day yield, as of December 31, 2010, was 0.02%1 for the Investor Class and 0.02%1 for the Service Class.

The assets of this Fund are part of a $34.4 billion portfolio managed by Deutsche Asset Management, Inc. Its managers seek to maintain a stable net asset value of $1.00, however there is no assurance that they will be able to do so.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Past performance is not predictive of future results. The performance data quoted represents past performance and current returns may be lower or higher. Yield will vary and principal value may fluctuate so that the investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month end, please visit profunds.com.

[1]
The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of those fees, the yield would have been (0.44%) and (1.44%) for Investor Class and Service Class, respectively.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Allocation of Portfolio Holdings and Expense Examples :: Money Market ProFund :: 5

Investment Objective: The Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Allocation of Portfolio Holdings

Money Market ProFund Market Exposure
% of
Investment Type	Net Assets

Investment in Cash Management Portfolio(a)	102%

Total Exposure	102%

(a)	The Cash Management Portfolio holdings are included in the accompanying financial statements of the Portfolio.

Cash Management Portfolio Asset Allocation(a)
Investment Type	% of Net Assets

Commercial Paper	26%
Certificates of Deposit and Bank Notes	20%
Time Deposits	19%
Short-Term Notes	14%
Municipal Bonds and Notes	11%
Government & Agency Obligations	10%
Repurchase Agreements	NM

Total	100%

NM Not meaningful, amount is less than 0.5%.

Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at July 1, 2010 and held for the entire period from July 1, 2010 through December 31, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10

Money Market ProFund – Investor Class	$1,000.00	$1,000.10	$1.71	0.34%
Money Market ProFund – Service Class	1,000.00	1,000.10	1.71	0.34%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10

Money Market ProFund – Investor Class	$1,000.00	$1,023.49	$1.73	0.34%
Money Market ProFund – Service Class	1,000.00	1,023.49	1.73	0.34%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

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Financial Statements :: Money Market ProFund :: 9

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Investment in Cash Management Portfolio, at value	$588,231,512
Receivable for capital shares issued	19,839,574
Receivable from Advisor	205,948
Prepaid expenses	42,894

TOTAL ASSETS	608,319,928

LIABILITIES:
Payable for capital shares redeemed	29,757,620
Administration fees payable	12,241
Distribution and services fees payable-Service Class	98,289
Trustee fees payable	20
Transfer agency fees payable	281,451
Compliance services fees payable	2,531
Service fees payable	9,693
Other accrued expenses	60,246

TOTAL LIABILITIES	30,222,091

NET ASSETS	$578,097,837

NET ASSETS CONSIST OF:
Capital	$578,241,417
Accumulated net investment income	247
Accumulated net realized gains (losses) on investments	(143,827)

NET ASSETS	$578,097,837

INVESTOR CLASS:
Net Assets	$464,048,417
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	464,109,473
Net Asset Value (offering and redemption price per share)	$1.00

SERVICE CLASS:
Net Assets	$114,049,502
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	114,063,819
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$1,847,443	(a)
Expenses(b)	(887,586)	(a)

NET INVESTMENT INCOME	959,857

EXPENSES:
Management services fees	1,993,084
Administration fees	169,998
Distribution and services fees-Service Class	1,225,110
Distribution and services fees-Class A(c)	650
Transfer agency fees	1,860,111
Administrative services fees	136,560
Registration and filing fees	138,549
Fund accounting fees	10,000
Trustee fees	6,107
Compliance services fees	5,957
Service fees	135,244
Other fees	(15,751)

Total Gross Expenses before reductions	5,665,619
Less Expenses reduced by the Advisor	(4,832,274)

TOTAL NET EXPENSES	833,345

NET INVESTMENT INCOME	126,512

REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	19,923	(a)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$146,435

(a)	Allocated from Cash Management Portfolio
(b)	For the year ended December 31, 2010, the Advisor to the Cash Management Portfolio waived fees, of which $68,762 was allocated to the Money Market ProFund on a pro-rated basis.
(c)	Class A shares liquidated on November 30, 2010.

See accompanying notes to the financial statements.

10 :: Money Market ProFund :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$126,512	$341,697
Net realized gains (losses) on investments	19,923	56,131

Change in net assets resulting from operations	146,435	397,828

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(98,867)	(290,178)
Service Class	(27,258)	(33,025)
Class A(a)	(140)	(226)

Change in net assets resulting from distributions	(126,265)	(323,429)

CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	6,906,971,064	9,846,428,166
Service Class	1,578,417,551	1,713,616,996
Class A(a)	1,065,519	5,370,679
Dividends reinvested
Investor Class	89,909	280,806
Service Class	24,831	32,632
Class A(a)	126	221
Value of shares redeemed
Investor Class	(6,952,612,518)	(9,917,653,041)
Service Class	(1,569,031,676)	(1,732,712,013)
Class A(a)	(1,651,679)	(5,409,074)

Change in net assets resulting from capital transactions	(36,726,873)	(90,044,628)

Change in net assets	(36,706,703)	(89,970,229)
NET ASSETS:
Beginning of period	614,804,540	704,774,769

End of period	$578,097,837	$614,804,540

Accumulated net investment income	$247	$—

SHARE TRANSACTIONS:
Issued
Investor Class	6,906,849,118	9,846,428,063
Service Class	1,578,467,660	1,713,616,996
Class A(a)	1,067,032	5,370,679
Reinvested
Investor Class	89,909	280,806
Service Class	24,831	32,632
Class A(a)	126	221
Redeemed
Investor Class	(6,952,612,518)	(9,917,653,041
Service Class	(1,569,031,676)	(1,732,712,013)
Class A(a)	(1,651,679)	(5,409,074)

Change in shares	(36,797,197)	(90,044,731)

(a)   Class A shares liquidated on November 30, 2010.

See accompanying notes to the financial statements.

Financial Highlights :: Money Market ProFund :: 11

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

								Distributions to
		Investment Activities						Shareholders From				Ratios to Average Net Assets				Supplemental Data

	Net Asset			Net Realized						Net Asset
	Value,	Net		Gains		Total from		Net		Value,					Net	Net Assets,
	Beginning	Investment		(Losses) on		Investment		Investment	Total	End of	Total	Gross	Net		Investment	End of Period
	of Period	Income(a)		Investments(a)		Activities		Income	Distributions	Period	Return	Expenses(a),(b)	Expenses(a)		Income(a)	(000’s)

Money Market ProFund

Investor Class
Year Ended December 31, 2010	$1.000	–	(c)	–	(c)	–	(c)	– (c)	– (c)	$1.000	0.02%	0.93%	0.30	%(d)	0.02%	$464,048
Year Ended December 31, 2009	$1.000	0.001		–	(c)	0.001		(0.001)	(0.001)	$1.000	0.05%	0.97%	0.55	%(d)	0.06%	$509,584
Year Ended December 31, 2008	$1.000	0.021		–	(c)	0.021		(0.021)	(0.021)	$1.000	2.08%	0.84%	0.84%		2.09%	$580,465
Year Ended December 31, 2007	$1.000	0.045		–	(c)	0.045		(0.045)	(0.045)	$1.000	4.63%	0.83%	0.83%		4.50%	$595,106
Year Ended December 31, 2006	$1.000	0.042		–	(c)	0.042		(0.042)	(0.042)	$1.000	4.25%	0.85%	0.85%		4.19%	$511,709

Service Class
Year Ended December 31, 2010	$1.000	–	(c)	–	(c)	–	(c)	– (c)	– (c)	$1.000	0.02%	1.93%	0.30	%(d)	0.02%	$114,050
Year Ended December 31, 2009	$1.000	–	(c)	–	(c)	–	(c)	– (c)	– (c)	$1.000	0.03%	1.39%	0.58	%(d)	0.03%	$104,635
Year Ended December 31, 2008	$1.000	0.011		–	(c)	0.011		(0.011)	(0.011)	$1.000	1.09%	1.80%	1.80%		1.13%	$123,685
Year Ended December 31, 2007	$1.000	0.035		–	(c)	0.035		(0.035)	(0.035)	$1.000	3.59%	1.83%	1.83%		3.50%	$107,138
Year Ended December 31, 2006	$1.000	0.032		–	(c)	0.032		(0.032)	(0.032)	$1.000	3.22%	1.85%	1.85%		3.19%	$75,663

(a)	Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.
(b)	For the years ended December 31, 2010, December 31, 2009, December 31, 2008 and December 31, 2007, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rata basis. The corresponding impact to the gross expense ratio would be an increase of 0.01%, 0.03%, 0.04% and 0.02%, respectively, included.
(c)	Amount is less than $0.0005.
(d)	The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

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December 31, 2010 :: Notes to Financial Statements :: Money Market ProFund :: 15

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. and has the same investment objective as the ProFund. The percentage of the Portfolio’s interests owned by the ProFund as of December 31, 2010 was approximately 1.7%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund. However, based on experience, the ProFund expects any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investment in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. The ProFund has a tax year end of December 31st.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

16 :: Money Market ProFund :: Notes to Financial Statements :: December 31, 2010

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of December 31, 2010, the ProFund’s $588,231,512 investment in the Portfolio, which is an investment company, is based on Level 2 inputs as defined above. There were no Level 1 or Level 3 investments held by the ProFund at December 31, 2010.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2010.

4. Fees and Transactions with Affiliates

The Advisor serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Portfolio in which the ProFund invests its assets. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent for the Trust for which it receives additional fees. As transfer agent for the Trust, Citi receives a base fee, account and service charges and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2011 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2010, the recoupments that may potentially be made by the ProFund are as follows:

	Expires	Expires
	4/30/13	4/30/14

Money Market ProFund – Fund Level	$3,724,228	$2,348,728
Money Market ProFund – Service Class	863,645	879,318

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the Trust for serving in their respective roles. The Trust, together with the affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $204,750 ($409,500 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the Trust and affiliated Trusts for the year ended December 31, 2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

December 31, 2010 :: Notes to Financial Statements :: Money Market ProFund :: 17

5. Federal Income Tax Information

As of the tax year end of December 31, 2010, the ProFund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Expires
12/31/16

Money Market ProFund	$143,827

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, which may differ from the amounts noted in the Statements of Changes in Net Assets because of tax rules, were as follows:

		Total
	Ordinary	Distributions
	Income	Paid

December 31, 2010
Money Market ProFund	$126,265	$126,265

		Total
	Ordinary	Distributions
	Income	Paid

December 31, 2009
Money Market ProFund	$323,429	$323,429

As of the tax year end of December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

Money Market ProFund	$247	$—	$—	$(143,827)	$—	$(143,580)

At December, 31, 2010, the cost and net unrealized appreciation (depreciation) on securities, for federal income tax purposes, were as follows:

		Net Unrealized
	Tax	Appreciation
	Cost	(Depreciation)

Money Market ProFund	$588,231,512	$—

18 :: Money Market ProFund :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Money Market ProFund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market ProFund (the “Fund”) at December 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Fund for the year ended December 31, 2006 were audited by other auditors whose report dated February 27, 2007 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 25, 2011

December 31, 2010 :: Board Approval of Investment Advisory Agreement (unaudited) :: Money Market ProFund :: 19

At a meeting held on September 22, 2010, the Board ofTrustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of the Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of the Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring the Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Fund and its investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Fund’s investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of the Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to the Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Fund; (iii) the investment performance of the Fund; and (iv) the extent to which economies of scale might be realized as the Fund grows and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Fund effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage the Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Fund’s ability to meet its stated investment objective. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Fund. The Board also reviewed the Advisor’s compliance program and discussed it with the Fund’s Chief Compliance Officer. The Board considered, with respect to the Fund, the Advisor’s success in achieving the investment objectives of the Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to the Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by the Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Fund’s advisory fee rate was acceptable given the services provided.

20 :: Money Market ProFund :: Board Approval of Investment Advisory Agreement (unaudited) :: December 31, 2010

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Fund, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of the Fund. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Fund. The Board considered total return performance information relating to the Fund for the 3-month, 1-year, 3-year and 5-year periods ended June 30, 2010. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3-month period and the 1, 3 and 5-year periods ended June 30, 2010. The Board considered the performance information provided for the Fund at regular Board meetings by the Advisor. The Board concluded that the Fund’s performance was satisfactory.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fallout,” benefits, if any, that the Advisor derived from its relationship to the Fund but concluded that such benefits were relatively small. The Board considered that ProFunds Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Fund for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also considered the financial conditions of the Advisor, which they found to be sound based upon a review of financial statements and discussions with officers of the Advisor. The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from the economies of scale.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to the Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

Trustees and Officers (unaudited) :: Money Market ProFund :: 21

Number of
Operational
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorship
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee*	Trustee

Independent Trustees

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to Present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	None

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Executive Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel and Chief Compliance Officer of ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present).

22 :: Money Market ProFund :: Trustees and Officers (unaudited)

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009).

Jack P. Huntington 100 Summer Street, Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008).

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. since 2007 and has been employed by Citi Fund Services Ohio, Inc. in various other roles since 1993.

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/63	Assistant Treasurer	Indefinite; March 2006 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (September 1998 to present).

The ProFund’s Statement of Additional Information includes additional information about the ProFund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

This Page Intentionally Left Blank

December 31, 2010 :: Investment Portfolio :: Cash Management Portfolio :: 25

Investment Portfolio

Certificates of Deposit and Bank Notes 19.5%

	Principal
	Amount	Value

Abbey National Treasury Services
PLC, 0.46%, 2/2/2011	$96,500,000	$96,500,000
Banco Bilbao Vizcaya Argentaria
SA:
0.45%, 3/1/2011	229,000,000	229,000,000
0.47%, 3/4/2011	150,000,000	150,002,579
0.48%, 2/28/2011	100,000,000	100,000,000
0.495%, 2/9/2011	100,000,000	100,000,541
0.5%, 2/14/2011	50,000,000	50,000,000
Bank of Montreal,
0.25%, 1/26/2011	300,000,000	300,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.54%, 2/2/2011	52,000,000	52,000,000
0.6%, 1/24/2011	50,000,000	50,000,000
BNP Paribas:
0.31%, 2/11/2011	84,750,000	84,750,394
0.41%, 3/21/2011	100,000,000	100,002,187
0.45%, 10/12/2011	42,500,000	42,500,000
0.45%, 10/25/2011	8,000,000	8,000,000
0.51%, 2/11/2011	50,000,000	50,000,852
0.52%, 2/9/2011	22,250,000	22,255,291
0.53%, 4/12/2011	20,000,000	20,001,118
Credit Agricole SA,
0.3%, 1/19/2011	128,000,000	128,000,000
Dexia Credit Local,
144A, 2.375%, 9/23/2011	108,000,000	109,401,136
HSBC Bank PLC,
0.86%, 7/12/2011	55,750,000	55,877,143
International Finance Corp.,
3.0%, 11/15/2011	15,000,000	15,337,852
Intesa Sanpaolo SpA:
0.29%, 1/18/2011	200,000,000	200,000,000
0.295%, 1/18/2011	300,000,000	300,000,000
JPMorgan Chase & Co.,
0.459%, 1/17/2011	21,300,000	21,302,496
KBC Bank NV:
0.385%, 1/21/2011	199,000,000	199,001,105
0.4%, 1/18/2011	112,000,000	112,000,000
0.4%, 1/19/2011	75,000,000	75,000,000
0.42%, 1/6/2011	125,000,000	125,000,000
0.45%, 2/4/2011	90,000,000	90,000,424
0.5%, 1/24/2011	115,000,000	115,000,000
0.52%, 1/21/2011	45,000,000	45,000,000
0.62%, 1/4/2011	200,000,000	200,000,000
0.62%, 1/7/2011	200,000,000	200,000,000
Kommuninvest I Sverige,
0.55%, 4/19/2011	30,550,000	30,569,017
Mizuho Corporate Bank Ltd.:
0.28%, 1/7/2011	200,000,000	200,000,000
0.28%, 1/11/2011	125,000,000	125,000,000
0.28%, 1/20/2011	200,000,000	200,000,000
0.28%, 1/20/2011	200,000,000	200,000,000
0.3%, 3/7/2011	25,000,000	25,000,000
Natixis:
0.3%, 1/20/2011	447,300,000	447,300,000
0.38%, 1/4/2011	115,000,000	115,000,000
Nordea Bank Finland PLC:
0.27%, 1/12/2011	142,000,000	142,000,000
0.28%, 3/17/2011	50,000,000	50,000,000
0.44%, 6/30/2011	25,000,000	25,003,737
0.52%, 2/22/2011	50,000,000	50,001,437
0.52%, 3/22/2011	45,000,000	45,010,960
0.67%, 7/20/2011	31,000,000	31,046,243
Rabobank Nederland NV:
0.52%, 1/21/2011	50,000,000	50,001,385
0.55%, 2/1/2011	97,700,000	97,703,725
Royal Bank of Scotland NV:
0.36%, 1/21/2011	40,000,000	40,000,000
0.36%, 2/17/2011	144,000,000	144,000,000
Skandinaviska Enskilda Banken AB:
0.29%, 1/4/2011	320,000,000	320,000,000
0.3%, 2/4/2011	25,000,000	25,000,000
0.3%, 2/4/2011	121,250,000	121,250,000
Societe Generale:
0.41%, 4/21/2011	125,000,000	125,000,000
0.41%, 4/21/2011	125,000,000	125,000,000
0.41%, 4/26/2011	28,350,000	28,350,000
Standard Chartered Bank,
0.33%, 1/14/2011	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.:
0.26%, 1/7/2011	150,000,000	150,000,000
0.3%, 1/31/2011	82,000,000	82,000,000
0.3%, 3/3/2011	99,500,000	99,500,000
Svenska Handelsbanken AB,
0.285%, 3/18/2011	50,000,000	50,000,527

TOTAL CERTIFICATES OF DEPOSIT
AND BANK NOTES
(Cost $6,739,670,149)		6,739,670,149

Commercial Paper 26.6%

Issued at Discount**
Abbey National North America LLC:
0.4%, 3/15/2011	60,000,000	59,951,333
0.445%, 2/18/2011	200,000,000	199,881,333
0.455%, 2/1/2011	76,200,000	76,170,144
0.46%, 2/16/2011	95,000,000	94,944,161
Amstel Funding Corp.:
0.34%, 1/4/2011	25,260,000	25,259,284
0.37%, 1/25/2011	50,000,000	49,987,667
Antalis US Funding Corp.:
144A, 0.34%, 1/12/2011	26,000,000	25,997,299
144A, 0.34%, 1/21/2011	37,000,000	36,993,011
Argento Variable Funding:
144A, 0.32%, 2/2/2011	94,000,000	93,973,262
144A, 0.32%, 2/4/2011	30,250,000	30,240,858
144A, 0.33%, 1/28/2011	200,500,000	200,450,376
144A, 0.36%, 2/9/2011	38,500,000	38,484,985
144A, 0.36%, 3/24/2011	29,000,000	28,976,220
144A, 0.37%, 1/20/2011	50,000,000	49,990,236
144A, 0.37%, 2/18/2011	70,000,000	69,965,467
144A, 0.37%, 2/23/2011	55,000,000	54,970,040
144A, 0.37%, 2/24/2011	39,300,000	39,278,189
ASB Finance Ltd.:
0.42%, 3/14/2011	22,000,000	21,981,520
0.501%, 2/9/2011	74,300,000	74,259,754
Banco Bilbao Vizcaya Argentaria SA:
0.48%, 2/28/2011	100,000,000	99,922,667
0.5%, 2/16/2011	35,000,000	34,977,639
0.5%, 2/18/2011	65,400,000	65,356,400
Bank of Nova Scotia,
0.08%, 1/3/2011	75,000,000	74,999,667
BNZ International Funding Ltd.:
144A, 0.44%, 2/17/2011	50,000,000	49,971,278
144A, 0.46%, 1/28/2011	80,000,000	79,972,400
144A, 0.52%, 1/21/2011	98,500,000	98,471,544
BPCE SA, 0.355%, 2/8/2011	100,000,000	99,962,528
Caisse d’Amortissement de la
Dette Sociale:
0.25%, 2/7/2011	25,000,000	24,993,576
0.26%, 2/22/2011	45,000,000	44,983,100
0.26%, 3/15/2011	59,000,000	58,968,894

26 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2010

Commercial Paper, continued

	Principal
	Amount	Value

Cancara Asset Securitisation LLC,
144A, 0.3%, 1/18/2011	$51,000,000	$50,992,775
DnB NOR Bank ASA,
0.26%, 1/18/2011	100,000,000	99,987,722
ENI Coordination Center SA,
0.27%, 2/22/2011	25,000,000	24,990,250
ENI Finance USA, Inc.:
0.22%, 1/5/2011	5,000,000	4,999,878
0.29%, 1/12/2011	6,170,000	6,169,453
Fairway Finance LLC,
144A, 0.25%, 1/19/2011	30,918,000	30,914,135
General Electric Capital Services, Inc.:
0.25%, 2/28/2011	125,000,000	124,949,653
0.25%, 3/14/2011	135,000,000	134,932,500
0.31%, 3/21/2011	100,000,000	99,931,972
Grampian Funding LLC:
144A, 0.3%, 1/24/2011	18,000,000	17,996,550
144A, 0.34%, 1/10/2011	34,000,000	33,997,110
0.363%, 3/1/2011	82,000,000	81,951,620
144A, 0.37%, 2/17/2011	96,850,000	96,803,216
144A, 0.37%, 2/18/2011	80,000,000	79,960,533
144A, 0.37%, 2/25/2011	68,912,000	68,873,046
144A, 0.37%, 3/1/2011	208,000,000	207,873,871
144A, 0.37%, 3/10/2011	28,000,000	27,980,431
Hannover Funding Co., LLC:
0.35%, 1/10/2011	25,000,000	24,997,813
0.38%, 1/18/2011	47,860,000	47,851,638
0.45%, 2/15/2011	75,000,000	74,957,813
Johnson & Johnson:
144A, 0.18%, 1/18/2011	48,200,000	48,195,903
144A, 0.19%, 3/22/2011	100,000,000	99,957,778
144A, 0.2%, 4/19/2011	140,000,000	139,916,000
144A, 0.21%, 4/14/2011	100,000,000	99,939,917
144A, 0.21%, 5/27/2011	200,000,000	199,829,667
144A, 0.22%, 4/14/2011	200,000,000	199,874,111
144A, 0.23%, 8/5/2011	50,000,000	49,931,000
144A, 0.23%, 8/8/2011	50,000,000	49,930,042
144A, 0.25%, 1/20/2011	14,000,000	13,998,153
144A, 0.28%, 9/2/2011	200,000,000	199,620,444
JPMorgan Chase & Co.,
0.01%, 1/3/2011	88,834,000	88,833,951
Kreditanstalt fuer Wiederaufbau:
144A, 0.23%, 2/15/2011	49,200,000	49,185,855
144A, 0.23%, 3/21/2011	1,500,000	1,499,243
144A, 0.245%, 2/24/2011	130,000,000	129,952,225
LMA Americas LLC,
144A, 0.3%, 2/15/2011	41,000,000	40,984,625
Natixis US Finance Co., LLC:
0.34%, 3/9/2011	55,000,000	54,965,197
0.36%, 3/9/2011	50,000,000	49,966,500
New York Life Capital Corp.,
144A, 0.24%, 1/28/2011	25,500,000	25,495,410
Nieuw Amsterdam Receivables Corp.:
144A, 0.27%, 1/6/2011	75,500,000	75,497,169
144A, 0.27%, 1/7/2011	100,000,000	99,995,500
144A, 0.27%, 1/13/2011	56,686,000	56,680,898
144A, 0.29%, 1/4/2011	83,998,000	83,995,970
Nordea North America, Inc.,
0.49%, 1/20/2011	195,000,000	194,949,571
NRW.Bank:
0.27%, 1/4/2011	129,950,000	129,947,076
0.32%, 3/8/2011	60,000,000	59,964,800
0.345%, 4/12/2011	143,000,000	142,861,588
0.41%, 2/8/2011	25,000,000	24,989,181
0.43%, 3/31/2011	64,250,000	64,181,699
Oesterreichische Kontrollbank AG,
0.245%, 2/28/2011	30,000,000	29,988,158
PepsiCo, Inc.:
0.18%, 1/26/2011	25,000,000	24,996,875
0.18%, 2/7/2011	11,500,000	11,497,873
0.19%, 2/25/2011	100,000,000	99,970,972
0.19%, 3/3/2011	300,000,000	299,903,417
0.21%, 1/21/2011	50,000,000	49,994,167
Procter & Gamble Co.:
0.22%, 1/7/2011	100,000,000	99,996,333
0.22%, 2/8/2011	50,000,000	49,988,389
0.23%, 2/3/2011	100,000,000	99,978,917
0.23%, 2/10/2011	50,000,000	49,987,222
0.24%, 2/9/2011	50,000,000	49,987,000
0.24%, 5/13/2011	100,000,000	99,912,000
0.25%, 4/26/2011	50,000,000	49,960,069
0.27%, 1/14/2011	44,000,000	43,995,710
0.27%, 1/18/2011	100,000,000	99,987,250
Procter & Gamble International
Funding SCA, 144A,
0.18%, 1/14/2011	25,000,000	24,998,375
Romulus Funding Corp.:
144A, 0.32%, 1/19/2011	23,000,000	22,996,320
144A, 0.36%, 1/13/2011	40,000,000	39,995,200
Santander Central Hispano Finance
Delaware, Inc.:
0.5%, 3/11/2011	48,650,000	48,603,377
0.58%, 2/23/2011	100,000,000	99,914,611
Scaldis Capital LLC,
0.28%, 1/4/2011	25,000,000	24,999,417
Shell International Finance BV:
0.345%, 7/5/2011	98,100,000	97,926,077
0.4%, 2/25/2011	50,000,000	49,969,444
0.45%, 1/5/2011	48,500,000	48,497,575
0.5%, 2/4/2011	80,400,000	80,362,033
Skandinaviska Enskilda Banken AB,
0.22%, 1/10/2011	5,000,000	4,999,725
Societe de Prise de
Participation de l’Etat:
144A, 0.24%, 2/24/2011	30,000,000	29,989,200
144A, 0.245%, 2/24/2011	75,000,000	74,972,438
Societe Generale North America, Inc.,
0.33%, 2/1/2011	125,890,000	125,854,226
Standard Chartered Bank:
0.3%, 2/22/2011	104,300,000	104,254,803
0.33%, 1/13/2011	81,000,000	80,991,090
Starbird Funding Corp.:
144A, 0.27%, 1/12/2011	25,000,000	24,997,938
144A, 0.27%, 1/21/2011	50,000,000	49,992,500
Straight-A Funding LLC:
144A, 0.25%, 1/4/2011	45,000,000	44,999,063
144A, 0.25%, 2/2/2011	110,000,000	109,975,556
144A, 0.25%, 2/11/2011	50,476,000	50,461,628
144A, 0.25%, 2/17/2011	48,200,000	48,184,268
144A, 0.25%, 3/11/2011	37,151,000	37,133,198
144A, 0.26%, 2/1/2011	293,000,000	292,934,401
Swedbank AB, 0.31%, 1/5/2011	71,850,000	71,847,525
Swedish Housing Finance Corp.:
144A, 0.38%, 2/1/2011	25,000,000	24,991,819
144A, 0.39%, 1/31/2011	50,000,000	49,983,750
144A, 0.39%, 2/2/2011	50,000,000	49,982,667
144A, 0.4%, 1/20/2011	50,000,000	49,989,444
Tasman Funding, Inc., 144A,
0.28%, 1/6/2011	34,048,000	34,046,676
Toyota Credit Canada, Inc.:
0.27%, 3/2/2011	50,000,000	49,977,500
0.34%, 2/10/2011	50,000,000	49,981,111
Toyota Motor Credit Corp.,
0.26%, 1/26/2011	50,000,000	49,990,972

December 31, 2010 :: Investment Portfolio :: Cash Management Portfolio :: 27

Commercial Paper, continued

	Principal
	Amount	Value

Victory Receivables Corp.:
144A, 0.27%, 2/2/2011	$41,337,000	$41,327,079
144A, 0.28%, 1/6/2011	32,500,000	32,498,736
144A, 0.28%, 1/10/2011	30,000,000	29,997,900
White Point Funding, Inc.,
144A, 0.6%, 2/7/2011	14,500,000	14,491,058

Total Commercial Paper
(Cost $9,147,839,336)		9,147,839,336

Government & Agency Obligations 10.5%

Foreign Government Obligation 0.3%
Kingdom of Denmark,
2.75%, 11/15/2011	88,200,000	89,969,156

Other Government Related(a) 1.4%
European Investment Bank:
0.23%, 2/16/2011	19,200,000	19,194,357
0.41%, 3/25/2011	200,000,000	199,815,555
International Bank for
Reconstruction & Development:
0.17%**, 3/1/2011	250,000,000	249,930,347
0.312%*, 7/13/2011	6,500,000	6,501,058
0.478%*, 3/4/2011	5,500,000	5,502,224
JPMorgan Chase & Co.,
FDIC Guaranteed,
0.364%*, 2/23/2011	15,075,000	15,078,648

		496,022,189

US Government Sponsored Agencies 2.9%
Federal Farm Credit Bank,
0.24%, 11/2/2011	60,000,000	59,997,493
Federal Home Loan Bank:
0.077%**, 1/7/2011	556,000	555,992
0.158%**, 3/7/2011	40,000,000	39,988,444
0.191%*, 5/25/2011	50,000,000	49,992,014
0.25%, 10/28/2011	42,000,000	41,997,145
0.26%, 11/23/2011	28,000,000	27,991,497
0.26%, 11/29/2011	27,055,000	27,051,725
0.269%**, 9/12/2011	18,000,000	17,965,710
0.3%, 10/28/2011	175,000,000	174,982,021
0.3%, 11/23/2011	100,000,000	99,995,534
0.52%, 4/12/2011	22,500,000	22,500,000
Federal Home Loan Mortgage Corp.:
0.152%**, 2/25/2011	40,000,000	39,990,528
0.217%**, 3/9/2011	150,000,000	149,938,583
0.228%**, 1/18/2011	35,000,000	34,996,033
Federal National Mortgage Association:
0.161%*, 7/27/2011	33,800,000	33,787,342
0.227%**, 1/19/2011	40,000,000	39,995,200
0.284%**, 1/18/2011	87,500,000	87,487,604
0.485%**, 4/7/2011	3,235,000	3,230,773
5.5%, 3/15/2011	33,050,000	33,377,501

		985,821,139

US Treasury Obligations 5.9%
US Treasury Bills:
0.04%**, 1/27/2011	25,000,000	24,999,278
0.055%**, 1/27/2011	3,240,000	3,239,871
0.06%**, 1/20/2011	439,000	438,986
0.065%**, 2/10/2011	18,388,000	18,386,672
0.085%**, 2/17/2011	18,237,000	18,234,976
0.1%**, 2/24/2011	220,000	219,967
0.105%**, 2/24/2011	36,000,000	35,994,330
0.11%**, 3/10/2011	3,495,000	3,494,274
0.115%**, 2/3/2011	3,209,000	3,208,662
0.115%**, 3/17/2011	5,000,000	4,998,802
0.115%**, 4/7/2011	10,000,000	9,996,933
0.117%**, 1/20/2011	1,015,000	1,014,938
0.12%**, 2/10/2011	938,000	937,875
0.12%**, 2/17/2011	4,855,000	4,854,239
0.125%**, 1/13/2011	490,000	489,980
0.125%**, 1/20/2011	245,000	244,984
0.127%**, 1/27/2011	5,000,000	4,999,549
0.13%**, 1/6/2011	942,000	941,983
0.13%**, 1/20/2011	2,751,000	2,750,811
0.13%**, 1/27/2011	9,000,000	8,999,155
0.13%**, 3/24/2011	940,000	939,722
0.135%**, 1/13/2011	485,000	484,978
0.135%**, 2/3/2011	3,500,000	3,499,567
0.135%**, 3/10/2011	1,647,000	1,646,580
0.137%**, 1/20/2011	698,000	697,950
0.137%**, 2/24/2011	9,257,000	9,255,125
0.14%**, 1/27/2011	2,500,000	2,499,747
0.14%**, 5/5/2011	5,955,000	5,952,128
0.145%**, 3/3/2011	6,128,000	6,126,494
0.145%**, 4/21/2011	1,141,000	1,140,495
0.149%**, 1/6/2011	58,500,000	58,498,781
0.15%**, 1/27/2011	2,005,000	2,004,783
0.155%**, 1/13/2011	2,000,000	1,999,897
0.157%**, 1/13/2011	41,016,000	41,013,881
0.165%**, 3/3/2011	989,000	988,724
0.172%**, 1/6/2011	66,981,000	66,979,395
0.18%**, 2/17/2011	95,000,000	94,977,675
0.185%**, 1/6/2011	3,621,000	3,620,907
0.205%**, 9/22/2011	77,546,000	77,429,423
0.208%**, 10/20/2011	82,500,000	82,362,821
0.216%**, 10/20/2011	180,000,000	179,689,750
0.217%**, 10/20/2011	98,500,000	98,326,230
0.218%**, 10/20/2011	100,000,000	99,825,611
0.252%**, 11/17/2011	300,000,000	299,326,667
0.267%**, 11/17/2011	200,000,000	199,524,445
US Treasury Notes:
0.875%, 2/28/2011	45,000,000	45,050,548
1.0%, 9/30/2011	117,000,000	117,631,460
1.0%, 10/31/2011	84,000,000	84,524,509
1.75%, 11/15/2011	85,000,000	86,109,186
4.5%, 2/28/2011	14,850,000	14,946,836
4.5%, 9/30/2011	100,000,000	103,137,584
4.625%, 8/31/2011	85,000,000	87,445,834

		2,026,103,998

Total Government & Agency Obligations
(Cost $3,597,916,482)		3,597,916,482

Short-Term Notes* 13.9%
Abbey National Treasury
Services PLC:
0.439%, 3/7/2011	50,000,000	50,000,000
0.59%, 11/2/2011	228,000,000	228,000,000
ASB Finance Ltd.,
144A, 0.38%, 1/14/2011	50,000,000	50,000,180
Australia & New Zealand
Banking Group Ltd.,
144A, 0.43%, 1/20/2012	72,000,000	72,000,000
Bank of Nova Scotia:
0.37%, 9/12/2011	104,450,000	104,450,000
0.45%, 12/8/2011	85,000,000	85,000,000
Barclays Bank PLC:
144A, 0.415%, 2/7/2011	100,000,000	100,000,000
0.58%, 7/19/2011	166,000,000	166,000,000
0.66%, 4/21/2011	240,000,000	240,000,000
Bayerische Landesbank,
0.32%, 1/24/2012	40,000,000	40,000,000

28 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2010

Short-Term Notes*, continued

	Principal
	Amount	Value

Canadian Imperial
Bank of Commerce:
0.28%, 5/12/2011	$138,600,000	$138,600,000
0.29%, 4/26/2011	140,000,000	140,000,000
0.3%, 8/8/2011	163,000,000	163,000,000
0.46%, 4/26/2011	199,850,000	199,850,000
Dexia Credit Local,
1.689%, 4/18/2011	115,000,000	115,003,572
DnB NOR Bank ASA,
144A, 0.295%, 4/26/2011	158,500,000	158,500,000
General Electric Capital Corp.,
0.338%, 1/26/2011	17,238,000	17,239,418
International Business Machines
Corp., 0.868%, 7/28/2011	33,980,000	34,105,170
Intesa Sanpaolo SpA,
0.37%, 10/27/2011	120,000,000	120,000,000
JPMorgan Chase Bank NA,
0.26%, 5/31/2011	191,200,000	191,200,000
Kreditanstalt fuer Wiederaufbau,
0.575%, 3/2/2011	7,860,000	7,864,410
National Australia Bank Ltd.:
144A, 0.29%, 1/27/2011	160,000,000	160,000,000
0.322%, 6/10/2011	200,000,000	200,000,000
Rabobank Nederland NV:
0.262%, 3/11/2011	50,000,000	50,000,000
0.305%, 8/8/2011	238,200,000	238,200,000
0.32%, 4/26/2011	100,000,000	100,000,000
144A, 0.354%, 12/16/2011	75,000,000	75,000,000
144A, 1.79%, 4/7/2011	278,000,000	278,000,000
Royal Bank of Canada:
0.214%, 5/13/2011	100,000,000	100,000,000
0.26%, 2/24/2011	50,000,000	50,000,000
0.262%, 3/10/2011	100,000,000	100,000,000
0.262%, 3/14/2011	50,000,000	50,000,000
0.41%, 8/12/2011	115,000,000	115,000,000
0.702%, 6/23/2011	12,210,000	12,233,567
0.938%, 7/29/2011	2,000,000	2,007,824
Societe Generale:
0.42%, 4/21/2011	78,350,000	78,350,000
0.42%, 5/19/2011	147,800,000	147,800,000
Svenska Handelsbanken AB,
144A, 0.39%, 11/9/2011	19,000,000	19,000,000
Toronto-Dominion Bank,
0.265%, 2/4/2011	208,000,000	208,000,000
Westpac Banking Corp.:
0.289%, 4/14/2011	65,000,000	65,000,000
0.3%, 1/10/2011	130,000,000	130,000,000
0.39%, 11/21/2011	100,000,000	100,000,000
0.46%, 1/10/2012	85,000,000	85,000,000

Total Short-Term Notes
(Cost $4,784,404,141)		4,784,404,141

Time Deposits 18.9%
Calyon, 0.13%, 1/3/2011	400,000,000	400,000,000
Canadian Imperial Bank of Commerce,
0.04%, 1/3/2011	450,000,000	450,000,000
Citibank NA:
0.15%, 1/3/2011	90,982,792	90,982,792
0.23%, 1/6/2011	500,000,000	500,000,000
Credit Suisse:
0.15%, 1/3/2011	900,000,000	900,000,000
0.23%, 1/3/2011	500,000,000	500,000,000
HSBC Bank PLC,
0.2%, 1/3/2011	200,000,000	200,000,000
JPMorgan Chase Bank NA,
0.01%, 1/3/2011	1,098,000,000	1,098,000,000
National Australia Bank Ltd.,
0.02%, 1/3/2011	250,000,000	250,000,000
Nordea Bank Finland PLC,
0.18%, 1/3/2011	500,000,000	500,000,000
UBS AG:
0.08%, 1/3/2011	600,000,000	600,000,000
0.23%, 1/3/2011	500,000,000	500,000,000
Wells Fargo Bank NA,
0.01%, 1/3/2011	509,000,000	509,000,000

Total Time Deposits
(Cost $6,497,982,792)		6,497,982,792

Municipal Bonds and Notes 10.5%
Alachua County, FL, Health Facilities
Authority, Continuing Care, Oak
Hammock University of Florida
Project, Series A,
0.34%***, 10/1/2032,
LOC: Bank of Scotland	21,360,000	21,360,000
Albemarle County, VA, Economic
Development Authority, Hospital
Revenue, Martha Jefferson
Hospital, Series B, 0.32%***,
10/1/2048, LOC: Branch
Banking & Trust	6,000,000	6,000,000
Allegheny County, PA, Industrial
Development Authority Revenue,
UPMC Children’s Hospital,
Series A, 0.33%***, 10/1/2032,
LOC: Bank of America NA	21,050,000	21,050,000
Arizona, Health Facilities Authority
Revenue, Banner Health System,
Series B, 0.32%***, 1/1/2035,
LOC: Scotiabank	13,460,000	13,460,000
California, ABAG Finance Authority
for Non-Profit Corporations,
Multi-Family Housing Revenue,
Crossing Apartments,
Series A, AMT, 0.31%***,
12/15/2037, LIQ: Fannie Mae	5,000,000	5,000,000
California, Bay Area Toll Authority,
Toll Bridge Revenue:
Series A-1, 144A,
0.28%***, 4/1/2047,
LOC: Bank of America NA	21,000,000	21,000,000
Series A-2, 0.28%***, 4/1/2047,
LOC: Union Bank NA	20,500,000	20,500,000
Series D-2, 0.29%***, 4/1/2047,
LOC: JPMorgan Chase Bank	39,200,000	39,200,000
California, Bay Area Toll Authority,
Toll Bridge Revenue,
San Francisco Bay Area:
Series D-1, 0.28%***,
4/1/2045, LOC: Lloyds
TSB Bank PLC	10,500,000	10,500,000
Series C-1, 0.3%***, 4/1/2047,
LOC: JPMorgan Chase Bank	48,750,000	48,750,000
Series E-3, 0.3%***, 4/1/2047,
LOC: Bank of America NA	25,000,000	25,000,000
California, Housing Finance
Agency Revenue, Series A,
AMT, 0.3%***, 8/1/2035,
LOC: Fannie Mae & Freddie Mac	9,520,000	9,520,000
California, Housing Finance
Agency Revenue, Home Mortgage,
Series D, 144A, AMT,
0.33%***, 2/1/2040, LOC: Fannie
Mae & Freddie Mac	29,325,000	29,325,000

December 31, 2010 :: Investment Portfolio :: Cash Management Portfolio :: 29

Municipal Bonds and Notes, continued

	Principal
	Amount	Value

California, Infrastructure &
Economic Development Bank
Revenue, California Academy,
Series B, 0.26%***, 9/1/2038,
LOC: Wells Fargo Bank NA	$12,000,000	$12,000,000
California, Municipal Finance
Authority Revenue, Chevron
USA, Inc., Recovery Zone Bonds,
Series A, 0.27%***, 11/1/2035,
GTY: Chevron Corp.	40,000,000	40,000,000
California, State General Obligation,
Series B-1, 0.3%***, 5/1/2040,
LOC: Bank of America NA	20,000,000	20,000,000
California, State Kindergarten,
Series A-3, 0.3%***, 5/1/2034,
LOC: State Street Bank &
Trust Co. & California State
Teacher’s Retirement System	7,600,000	7,600,000
Carroll County, KY, Environmental
Facilities Revenue, Kentucky
Utilities Co. Project:
Series A, AMT, 0.33%***,
10/1/2034, LOC: Wells
Fargo Bank NA	10,000,000	10,000,000
Series B, AMT, 0.34%***,
10/1/2034, LOC: Wells
Fargo Bank NA	12,500,000	12,500,000
Chicago, IL, Midway Airport
Revenue:
Series B, AMT, 0.31%***,
1/1/2029, LOC: JPMorgan
Chase Bank	17,500,000	17,500,000
Series A-1, 0.35%***, 1/1/2021,
LOC: Morgan Stanley Bank(b)	22,000,000	22,000,000
Clark County, NV, Passenger
Facility Charge Revenue,
McCarran International Airport,
Series F-2, 0.3%***, 7/1/2022,
LOC: Union Bank NA	18,000,000	18,000,000
Cleveland-Cuyahoga County, OH,
Port Authority Revenue,
Carnegie/89th Garage Project,
0.3%***, 1/1/2037,
LOC: JPMorgan Chase Bank	18,125,000	18,125,000
Cohoes, NY, Industrial Development
Agency, Urban Cultural Park
Facility Revenue, Eddy Cohoes
Project, 0.29%***, 12/1/2033,
LOC: Bank of America NA	18,000,000	18,000,000
Colorado, Centerra Metropolitan
District No. 1 Revenue, 0.32%***,
12/1/2029, LOC: US Bank NA	12,000,000	12,000,000
Colorado, Educational & Cultural
Facilities Authority Revenue,
Fremont Christian School Project,
0.29%***, 6/1/2038,
LOC: US Bank NA	10,000,000	10,000,000
Colorado, Health Facilities
Authority Revenue, Fraiser
Meadows Community Project,
0.31%***, 6/1/2038,
LOC: JPMorgan Chase Bank	14,000,000	14,000,000
Colorado, Housing & Finance
Authority, Series I-A1, 144A,
0.28%***, 10/1/2036,
LIQ: Barclays Bank PLC	21,000,000	21,000,000
Colorado, Housing & Finance
Authority, Single Family
Program, Series I-A1,
0.5%***, 11/1/2034,
SPA: Dexia Credit Local	13,135,000	13,135,000
Colorado, Housing Finance
Authority, Single Family
Mortgage Revenue:
“I”, Series A-2, 0.28%***,
5/1/2038, LOC: Fannie Mae &
Freddie Mac	26,780,000	26,780,000
“I”, Series B-1, 0.28%***,
5/1/2038, LOC: Fannie Mae &
Freddie Mac	38,870,000	38,870,000
Colorado, Meridian Village
Metropolitan, RBC Municipal
Products, Inc. Trust, Series C-11,
144A, 0.34%***, 12/1/2031,
LIQ: Royal Bank of Canada,
LOC: Royal Bank of Canada	12,000,000	12,000,000
Colorado Springs, CO, Utilities
Revenue, Series C, 0.33%***,
11/1/2040, SPA:
JPMorgan Chase Bank	18,500,000	18,500,000
Contra Costa County, CA,
Multi-Family Housing Revenue,
Creekview Apartments,
Series B, 144A, AMT, 0.32%***,
7/1/2036, INS: Freddie Mac,
LIQ: Freddie Mac	6,000,000	6,000,000
District of Columbia, University
Revenue, Wells Fargo Stage Trust,
Series 57C, 144A, 0.33%***,
4/1/2034, GTY: Wells Fargo & Co.,
LIQ: Wells Fargo & Co.	24,995,000	24,995,000
District of Columbia, Washington
Metropolitan Airport Authority
Systems, Series C-1, 144A,
AMT, 0.31%***, 10/1/2033,
LOC: Barclays Bank PLC	66,750,000	66,750,000
Erie County, PA, Hospital Authority,
Health Facilities Revenue,
St. Mary’s Home Erie Project,
Series A, 0.35%***, 7/1/2038,
LOC: Bank of America NA	8,200,000	8,200,000
Florida, Development Finance Corp.,
Enterprise Board Industrial
Development Program,
Out of Door Academy,
0.33%***, 7/1/2038,
LOC: Northern Trust Co.	13,210,000	13,210,000
Florida, Gulf Coast University
Financing Corp., Capital
Improvement Revenue, Housing
Project, Series A, 0.31%***,
2/1/2038, LOC: Bank of
America NA	17,665,000	17,665,000
Florida, Halifax Hospital Medical
Center Revenue,
0.33%***, 6/1/2048,
LOC: JPMorgan Chase & Co.	35,000,000	35,000,000
Florida, Housing Finance Corp.,
Multi-Family Revenue,
Victoria Park, Series J-1, 0.32%***,
10/15/2032, INS: Fannie Mae,
LIQ: Fannie Mae	8,920,000	8,920,000

30 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2010

Municipal Bonds and Notes, continued

	Principal
	Amount	Value

Florida, Lee Memorial Heath
Systems Hospital Revenue,
Series B, 0.36%***, 4/1/2033,
LOC: Bank of America NA	$17,500,000	$17,500,000
Florida, State Board of Education,
Series T30005-II, 144A, 0.31%***,
6/1/2027, LIQ: Citibank NA	13,285,000	13,285,000
Fremont, CA, Certificates of
Participation, 0.33%***,
8/1/2038, LOC: US Bank NA	23,960,000	23,960,000
Georgia, Private Colleges &
Universities Authority Revenue,
Emory University, Series B-2,
0.27%***, 9/1/2035	21,035,000	21,035,000
Harris County, TX, Cultural
Education Facilities Finance Corp.
Revenue, Memorial Hermann
Hospital System,
Series D-3, 0.33%***, 6/1/2029,
LOC: Bank of America NA	8,000,000	8,000,000
Harris County, TX, Cultural
Education Facilities Finance
Corp., Special Facilities Revenue,
Texas Medical Center,
Series B-2, 0.28%***, 9/1/2031,
LOC: JPMorgan Chase & Co.	14,900,000	14,900,000
Harris County, TX, Tax Anticipation
Notes, 2.0%, 2/28/2011	45,000,000	45,123,015
Hawaii, Pacific Health Special
Purpose Revenue, Department of
Budget & Finance, Series B,
0.33%***, 7/1/2033, INS: Radian,
LOC: Bank of Nova Scotia	10,000,000	10,000,000
Highlands County, FL, Health
Facilities Authority Revenue,
Adventist Health Hospital,
Series D, 0.33%***, 11/15/2037,
LOC: Bank of America NA	31,410,000	31,410,000
Houston, TX, RBC Municipal
Products, Inc. Trust Certificates,
Utility Systems Revenue,
Series E-14, 144A,
0.34%***, 5/15/2034,
LIQ: Royal Bank of Canada,
LOC: Royal Bank of Canada	24,070,000	24,070,000
Idaho, Health Facilities Authority
Revenue, St. Luke’s Health
Systems Project,
Series A, 0.33%***, 11/1/2043,
LOC: Wells Fargo Bank NA	10,000,000	10,000,000
Illinois, Development Finance
Authority Revenue, Chicago
Symphony Project, 0.31%***,
12/1/2033, LOC: Bank One NA	11,000,000	11,000,000
Illinois, Educational Facilities
Authority Revenues, Field
Museum of Natural History,
144A, 0.31%***, 11/1/2032,
LOC: Bank of America NA	16,500,000	16,500,000
Illinois, Finance Authority Revenue:
0.32%, 1/10/2011	20,000,000	20,000,000
“A”, 144A, 0.34%***, 12/1/2042,
LIQ: Citibank NA	3,120,000	3,120,000
Illinois, Finance Authority Revenue,
Rehabilitation Institute of Chicago,
Series A, 0.3%***, 4/1/2039,
LOC: JPMorgan Chase Bank	13,165,000	13,165,000
Illinois, Finance Authority
Revenue, University of Chicago
Medical Center,
Series A, 0.33%***, 8/1/2044,
LOC: Bank of America NA	9,250,000	9,250,000
Indiana, State Development
Finance Authority, Industrial
Development Revenue, Republic
Services, Inc., 0.28%***,
11/1/2035,
LOC: JPMorgan Chase Bank	9,150,000	9,150,000
Indiana, State Finance Authority
Revenue, Ascension Health
Credit Group, Series E-7, 144A,
0.29%***, 11/15/2033	23,600,000	23,600,000
Indiana, State Finance Authority,
Environmental Revenue, Duke
Energy Indiana, Inc. Project,
Series A-5, 0.28%***, 10/1/2040,
LOC: Bank of America NA	16,200,000	16,200,000
Johnson City, TN, Health &
Educational Facilities Board
Hospital Revenue,
Series B-3, 0.41%***, 7/1/2033,
LOC: Mizuho Corporate Bank	15,000,000	15,000,000
Kansas, State Department of
Transportation Highway Revenue:
Series C-3, 0.27%***, 9/1/2019,
SPA: JPMorgan Chase Bank	18,100,000	18,100,000
Series A-2, 0.3%***, 9/1/2014,
SPA: US Bank NA	18,000,000	18,000,000
Series A-5, 0.3%***, 9/1/2015,
SPA: US Bank NA	21,150,000	21,150,000
Series C-2, 0.3%***, 9/1/2022,
SPA: JPMorgan Chase Bank	10,000,000	10,000,000
Series C-3, 0.3%***, 9/1/2023,
SPA: JPMorgan Chase Bank	7,000,000	7,000,000
Kansas City, MO, Industrial
Development Authority, Student
Housing Facillities Revenue,
Oak Street West Student, 144A,
0.31%***, 8/1/2038,
LOC: Bank of America NA	27,775,000	27,775,000
Kansas City, MO, Special Obligation,
H. Roe Bartle Scout Reservation,
Series E, 0.32%***, 4/15/2034,
LOC: Bank of America NA	23,900,000	23,900,000
Lincoln County, WY, Pollution
Control Revenue, Pacificorp Project,
0.33%***, 1/1/2016, LOC: Wells
Fargo Bank NA	11,250,000	11,250,000
Los Angeles County, CA,
Multi-Family Housing Authority
Revenue, Canyon Country
Villas Project,
Series H, 0.39%***, 12/1/2032,
INS: Freddie Mac,
LIQ: Freddie Mac	9,700,000	9,700,000
Los Angeles, CA, Unified School
District, Certificates of Participation,
Administration Building Project,
Series A, 0.35%***, 10/1/2024,
LOC: Bank of America NA	7,085,000	7,085,000
Maine, State Housing Authority,
Mortgage Purchase Revenue,
Series D, AMT, 0.36%***,
11/15/2042, SPA: KBC Bank NV	10,000,000	10,000,000

December 31, 2010 :: Investment Portfolio :: Cash Management Portfolio :: 31

Municipal Bonds and Notes, continued

	Principal
	Amount	Value

Maryland, State Health &
Higher Educational Facilities
Authority Revenue, Charlestown
Community, Inc.,
Series A, 0.34%***, 1/1/2028,
LOC: Bank of America NA	$25,000,000	$25,000,000
Maryland, State Health &
Higher Educational Facilities
Authority Revenue, Upper
Chesapeake Hospital,
Series B, 0.33%***, 1/1/2043,
LOC: Branch Banking & Trust	17,605,000	17,605,000
Massachusetts Bay Transportation
Authority, 0.35%, 1/20/2011	43,000,000	43,000,000
Massachusetts, State Department
of Transportation, Metropolitan
Highway Systems Revenue,
Contract Assistance:
Series A-1, 0.27%***, 1/1/2029,
SPA: TD Bank NA	28,900,000	28,900,000
Series A-3, 0.33%***, 1/1/2039,
LOC: Bank of America NA	38,845,000	38,845,000
Massachusetts, State Development
Finance Agency Revenue, Clark
University, 0.28%***, 10/1/2038,
LOC: TD Bank NA	4,725,000	4,725,000
Massachusetts, State Development
Finance Agency Revenue,
The Fay School, Inc., 0.32%***,
4/1/2038, LOC: TD Bank NA	5,400,000	5,400,000
Massachusetts, State Development
Finance Agency Revenue,
Wentworth Institute of Technology,
0.32%***, 10/1/2030,
LOC: RBS Citizens NA	25,155,000	25,155,000
Massachusetts, State
General Obligation:
Series B, 0.34%***, 3/1/2026,
SPA: Bank of America NA	8,400,000	8,400,000
Series A, 0.39%***, 9/1/2016,
SPA: JPMorgan Chase Bank	26,945,000	26,945,000
Massachusetts, State Health &
Educational Facilities Authority
Revenue, Hillcrest Extended Care
Services, Inc.,
Series A, 0.42%***, 10/1/2026,
LOC: Bank of America NA	6,685,000	6,685,000
Michigan, Finance Authority,
School Loan:
Series B, 0.32%***, 9/1/2050,
LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.34%***, 9/1/2050,
LOC: Bank of Montreal	21,000,000	21,000,000
Minnesota, State Housing
Finance Agency,
Residential Housing:
Series J, AMT, 0.35%***,
7/1/2033, SPA:
Lloyds TSB Bank PLC	7,860,000	7,860,000
Series C, AMT, 0.35%***,
1/1/2037, SPA:
State Street Bank & Trust Co.	18,170,000	18,170,000
Minnesota, State Housing
Finance Agency, Residential
Housing Finance,
Series M, AMT, 0.35%***,
1/1/2036, SPA:
Lloyds TSB Bank PLC	8,060,000	8,060,000
Mississippi, Business Finance
Corp., Gulf Opportunity Zone,
Chevron USA, Inc.,
Series B, 0.29%***,
12/1/2030, GTY: Chevron Corp.	20,000,000	20,000,000
Mississippi, Business Finance
Corp., Gulf Opportunity Zone,
SG Resources Mississippi
LLC Project, 144A, 0.32%***,
8/1/2035, LOC: SunTrust Bank	20,000,000	20,000,000
Monroe County, GA, Development
Authority Pollution Control
Revenue, Oglethorpe Power Corp.,
Series B, 0.3%***, 1/1/2036,
LOC: JPMorgan Chase Bank	10,330,000	10,330,000
Montgomery County, TN, Public
Building Authority, Pooled Financing
Revenue, Tennessee County Loan
Pool, 0.36%***, 7/1/2038,
LOC: Bank of America NA	16,140,000	16,140,000
Nashville & Davidson County,
TN, Metropolitan Government,
Health & Educational Facilities
Board Revenue,
Vanderbilt University,
Series A, 0.3%***, 10/1/2030	24,150,000	24,150,000
New Jersey, Health Care Facilities
Financing Authority Revenue,
Southern Ocean County Hospital,
144A, 0.28%***, 7/1/2036,
LOC: Wells Fargo Bank NA	5,245,000	5,245,000
New Jersey, Health Care Facilities,
Financing Authority Revenue,
Princeton Health Care,
Series B, 0.29%***, 7/1/2041,
LOC: TD Bank NA	8,630,000	8,630,000
New Jersey, State Educational
Facilities Authority Revenue,
Seton Hall University,
Series D, 0.28%***, 7/1/2037,
LOC: TD Bank NA	7,400,000	7,400,000
New Jersey, State Transportation
Trust Fund Authority,
Transportation Systems,
Series D, 0.3%***, 6/15/2032,
LOC: Sumitomo Mitsui Banking	23,000,000	23,000,000
New Mexico, Educational
Assistance Foundation,
Series A-1, AMT,
0.35%***, 4/1/2034,
LOC: Royal Bank of Canada	10,000,000	10,000,000
New York, Metropolitan
Transportation Authority,
0.28%, 2/2/2011	20,000,000	20,000,000
New York, State Dormitory
Authority Revenues,
Non-State Supported
Debt, St. John’s University,
Series B-2, 0.35%***, 7/1/2037,
LOC: Bank of America NA	32,000,000	32,000,000
New York, State Dormitory
Authority Revenues,
Secondary Issues:
Series T30003-II, 144A,
0.31%***, 2/15/2022,
LIQ: Citibank NA	14,125,000	14,125,000
Series R-12121, 0.34%***,
4/1/2015, LIQ: Citibank NA	15,830,000	15,830,000

32 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2010

Municipal Bonds and Notes, continued

	Principal
	Amount	Value

New York, State Energy Research &
Development Authority
Facilities Revenue, Consolidated
Edison Co. of New York, Inc.:
Series A-1, 144A, 0.28%***,
5/1/2039, LOC: Mizuho
Corporate Bank	$22,800,000	$22,800,000
Series A-2, 144A, 0.3%***,
5/1/2039, LOC: Mizuho
Corporate Bank	21,100,000	21,100,000
Series C-1, AMT, 0.3%***,
11/1/2039, LOC: Mizuho
Corporate Bank	11,200,000	11,200,000
Series C-3, 144A, AMT,
0.31%***, 11/1/2039,
LOC: Mizuho Corporate Bank	27,000,000	27,000,000
New York, State Housing
Finance Agency Revenue,
100 Maiden Lane Properties,
Series A, 0.3%***, 5/15/2037,
INS: Fannie Mae,
LIQ: Fannie Mae	29,660,000	29,660,000
New York, State Housing Finance
Agency Revenue,
316 Eleventh Avenue Housing,
Series A, AMT, 0.3%***,
5/15/2041, INS: Fannie Mae,
LIQ: Fannie Mae	48,500,000	48,500,000
New York, State Housing Finance
Agency Revenue, Capitol Green
Apartments, Series A, AMT,
0.33%***, 5/15/2036,
INS: Fannie Mae,
LIQ: Fannie Mae	4,700,000	4,700,000
New York, State Housing Finance
Agency Revenue, Helena Housing,
Series A, AMT, 0.36%***,
5/15/2036, LIQ: Fannie Mae	51,150,000	51,150,000
New York, State Housing Finance
Agency Revenue, Historic Front
Street, Series A, 0.3%***,
11/1/2036, LOC: Landesbank
Hessen-Thuringen	7,800,000	7,800,000
New York, State Housing Finance
Agency Revenue, Rip Van Winkle
House LLC, Series A, 144A, AMT,
0.33%***, 11/1/2034, INS:
Freddie Mac, LIQ: Freddie Mac	7,400,000	7,400,000
New York, State Housing
Finance Agency Revenue,
West 38 Street,
Series A, AMT, 0.3%***,
5/15/2033, INS: Fannie Mae,
LIQ: Fannie Mae	9,620,000	9,620,000
New York, State Housing Finance
Agency, Affordable Housing
Revenue, Clinton Park Housing,
Series A, 0.3%***, 11/1/2044,
LOC: Wells Fargo Bank NA	23,000,000	23,000,000
New York, Triborough Bridge &
Tunnel Authority Revenues,
Series C, 144A, 0.29%***,
1/1/2032, SPA:
JPMorgan Chase Bank	86,590,000	86,590,000
New York, Triborough Bridge &
Tunnel Authority Revenues, Wells
Fargo Stage Trust, Series 11C,
144A, 0.33%***, 11/15/2037,
SPA: Wells Fargo & Co.	14,000,000	14,000,000
New York City, NY, Health &
Hospital Corp. Revenue, Health
Systems, Series C, 0.28%***,
2/15/2031, LOC: TD Bank NA	15,420,000	15,420,000
New York City, NY, Municipal
Water Finance Authority, Water
& Sewer Systems Revenue,
Series F-2, 0.3%***, 6/15/2033,
SPA: JPMorgan Chase Bank	18,000,000	18,000,000
New York City, NY, Transitional
Finance Authority, NYC Recovery,
Series 3-E, 0.33%***,
11/1/2022, SPA: Landesbank
Baden-Wurttemburg	34,000,000	34,000,000
New York, NY, General Obligation:
Series G-4, 0.25%***, 3/1/2039,
LIQ: Barclays Bank PLC	123,000,000	123,000,000
Series C-4, 0.28%***,
8/1/2020, LOC: Bank of
Tokyo-Mitsubishi UFJ	45,000,000	45,000,000
Series C-3A, 0.3%***,
8/1/2020, LIQ: Bank of
Nova Scotia	52,000,000	52,000,000
Series C-3B, 0.3%***, 8/1/2020,
LIQ: Lloyds TSB Bank PLC	27,000,000	27,000,000
Series A-6, 144A, 0.3%***,
8/1/2031, LOC: Landesbank
Baden-Wurttemberg	26,965,000	26,965,432
Series-H2, 0.31%***,
8/1/2014, INS: NATL, SPA:
Wachovia Bank NA	13,100,000	13,100,000
North Carolina, Capital Facilities
Finance Agency, Educational
Facilities Revenue, Forsyth
Country Day School, 0.35%***,
12/1/2031, LOC: Branch
Banking & Trust	12,460,000	12,460,000
North Carolina, Medical Care
Commission, Health Care
Facilities Revenue, Lenoir
Memorial Hospital Project,
144A, 0.35%***, 4/1/2036,
LOC: Branch Banking & Trust	2,930,000	2,930,000
North Carolina, State Education
Assistance Authority Revenue,
Student Loan, Series 5, AMT,
0.4%***, 9/1/2035, LOC: Branch
Banking & Trust	23,750,000	23,750,000
North Carolina, State General
Obligation, Series T30011-II,
0.31%***, 5/1/2020,
LIQ: Citibank NA	12,110,000	12,110,000
North Texas, Higher Education
Authority, Inc., Student Loan
Revenue, Series B, AMT,
0.31%***, 12/1/2035,
LOC: Bank of America NA
& Lloyds TSB Bank PLC	10,000,000	10,000,000
Ohio, Housing Finance Agency,
Residential Mortgage-Backed
Revenue, Series F, AMT, 0.3%***,
3/1/2037, SPA: Citibank NA	31,930,000	31,930,000
Ohio, State Housing Finance
Agency, Residential Mortgage
Revenue, Mortgage-Backed
Securities Program, Series N,
AMT, 0.3%***, 9/1/2036, INS:
Fannie Mae & Ginnie Mae, SPA:
State Street Bank & Trust Co.	68,405,000	68,405,000

December 31, 2010 :: Investment Portfolio :: Cash Management Portfolio :: 33

Municipal Bonds and Notes, continued

	Principal
	Amount	Value

Oklahoma, State Turnpike
Authority Revenue:
Series D, 0.31%***, 1/1/2028,
SPA: Lloyds TSB Bank PLC	$11,410,000	$11,410,000
Series C, 0.32%***, 1/1/2028,
SPA: Bank of America NA	22,550,000	22,550,000
Palm Beach County, FL,
Solid Waste Authority Revenue,
1.0%, Mandatory Put
1/12/2012 @ 100, 10/1/2031	100,000,000	100,599,684
Pennsylvania, State Higher
Educational Facilties Authority
Revenue, Drexel University,
Series B, 0.34%***, 5/1/2032,
LOC: Landesbank
Hessen-Thuringen	11,685,000	11,685,000
Philadelphia, PA, Airport Revenue,
Series C, AMT, 0.31%***,
6/15/2025, LOC: TD Bank NA	10,000,000	10,000,000
Pinellas County, FL, Health
Facilities Authority Revenue,
Baycare Health Systems,
Series A2, 0.33%***, 11/1/2038,
LOC: Northern Trust Co.	9,750,000	9,750,000
Raleigh Durham, NC, Airport
Authority Revenue,
Series C, 0.31%***, 5/1/2036,
LOC: US Bank NA	10,800,000	10,800,000
Sacramento County, CA,
Multi-Family Housing Authority
Revenue, Sierra Sunrise Senior
Apartments, Series D, AMT,
0.34%***, 7/1/2036,
LOC: Citibank NA	5,196,000	5,196,000
Salem, OR, Hospital Facility
Authority Revenue, Salem
Hospital Project,
Series C, 0.37%***, 8/15/2036,
LOC: Bank of America NA	12,500,000	12,500,000
San Jose, CA, Financing Authority
Lease Revenue, Hayes Mansion,
Series D, 0.28%***, 6/1/2025,
LOC: US Bank NA	42,580,000	42,580,000
San Jose, CA, Financing Authority
Lease Revenue, Ice Center,
Series E-1, 0.25%***, 6/1/2025,
LOC: Bank of America NA	13,015,000	13,015,000
Sarasota County, FL, Continuing
Care Retirement Community
Revenue, Glenridge Palmer
Project, 0.34%***, 6/1/2036,
LOC: Bank of Scotland	20,000,000	20,000,000
Sarasota County, FL, Public
Hospital District Revenue,
Sarasota Memorial Hospital,
Series B, 0.38%***, 7/1/2037,
LOC: Bank of America NA	26,665,000	26,665,000
Southern California, Metropolitan
Water District, Waterworks
Revenue, Series B, 0.32%***,
7/1/2028, SPA: Landesbank
Hessen-Thuringen	7,000,000	7,000,000
St. James Parish, LA, Nustar
Logistics Revenue, Series A,
0.33%***, 10/1/2040,
LOC: JPMorgan Chase Bank	12,500,000	12,500,000
Tarrant County, TX, Cultural
Education Facilities Finance
Corp., Retirement Facilities,
Northwest Senior Edgemere
Project, Series B, 144A,
0.31%***, 11/15/2036,
LOC: LaSalle Bank NA	9,330,000	9,330,000
Texas, Alliance Airport Authority,
Inc., Special Facilities Revenue,
Series 2088, 144A, AMT,
0.33%***, 4/1/2021,
GTY: Wells Fargo & Co.,
LIQ: Wells Fargo & Co.	10,470,000	10,470,000
Texas, State General Obligation:
Series D, 0.29%***, 12/1/2030,
LOC: Lloyds TSB Bank PLC	16,480,000	16,480,000
Series E, 0.29%***, 6/1/2032,
LOC: Sumitomo Mitsui Banking	24,995,000	24,995,000
Texas, State Public Finance
Authority Revenue:
Series T30013-II, 144A,
0.31%***, 7/1/2014,
LIQ: Citibank NA	13,705,000	13,705,000
Series T30014-II, 144A,
0.31%***, 1/1/2020,
LIQ: Citibank NA	11,230,000	11,230,000
Texas, State Tax & Revenue
Anticipation Notes:
Series 3812, 144A,
0.29%***, 8/31/2011,
LIQ: JPMorgan Chase & Co.	106,500,000	106,500,000
2.0%, 8/31/2011	109,765,000	110,960,397
Texas, State Veterans Housing
Assistance Fund II, Series C,
0.29%***, 6/1/2031,
SPA: JPMorgan Chase & Co.	11,560,000	11,560,000
Texas, University of Houston
Revenues, Consolidated Systems,
0.3%***, 2/15/2024	10,595,000	10,595,000
Travis County, TX, Health
Facilities Development Corp.,
Retirement Facilities Revenue,
Longhorn Village Project,
Series B, 0.3%***, 7/1/2037,
LOC: Bank of Scotland	24,720,000	24,720,000
Tulsa, OK, Airports Improvement
Trust, Special Facility Revenue,
Bizjet International Sales &
Support, Inc., 144A, AMT,
0.32%***, 8/1/2018,
LOC: Landesbank
Hessen-Thuringen	7,000,000	7,000,000
Union County, NC, Enterprise
Systems Revenue, 0.39%***,
6/1/2034, LOC: Bank of
America NA	10,000,000	10,000,000
University of Texas, Financing
Systems Revenues:
Series B, 0.27%***, 8/1/2025,
LIQ: University of Texas
Investment Management Co.	37,330,000	37,330,000
Series B, 0.27%***, 8/1/2039,
LIQ: University of Texas
Investment Management Co.	30,275,000	30,275,000
Vermont, State Student Assistance
Corp., Education Loan Revenue.,
Series B-1, AMT, 0.3%***,
12/15/2039, LOC: Bank of
New York	42,180,000	42,180,000

34 :: Cash Management Portfolio :: Investment Portfolio :: December 31, 2010

Municipal Bonds and Notes, continued

	Principal
	Amount	Value

Wake County, NC, General
Obligation, Series T30015-II,
144A, 0.31%***, 3/1/2020,
LIQ: Citibank NA	$10,130,000	$10,130,000
Washington, State Economic
Development Finance Authority,
Solid Waste Disposal Revenue,
Waste Management, Inc. Project,
Series D, AMT,
0.3%***, 7/1/2030,
LOC: JPMorgan Chase Bank	14,200,000	14,200,000
Washington, State Housing
Finance Commission,
Multi-Family Revenue,
New Tacoma Apartments
Project, 0.33%***, 1/1/2040,
LOC: Wells Fargo Bank NA	11,400,000	11,400,000
Washington, State Housing
Finance Commission, Nonprofit
Housing Revenue, Emerald
Heights Project,
0.36%***, 7/1/2033,
LOC: Bank of America NA	20,600,000	20,600,000
Washington, State Housing
Finance Commission,
Nonprofit Revenue,
St. Thomas School Project,
Series B, 0.33%***, 7/1/2036,
LOC: Bank of America NA	10,510,000	10,510,000
Wisconsin, Housing & Economic
Development Authority,
Home Ownership Revenue,
Series B, 0.28%***, 3/1/2033,
LOC: Fannie Mae &
Freddie Mac(b)	15,300,000	15,300,000
Wisconsin, University Hospitals &
Clinics Authority Revenue,
Series B, 0.28%***, 4/1/2029,
LOC: US Bank NA	5,330,000	5,330,000

Total Municipal Bonds and Notes
(Cost $3,632,884,528)		3,632,884,528

Repurchase Agreements 0.0%
Barclays Capital PLC, 0.15%, dated
12/31/2010, to be repurchased at
$13,396,761 on 1/3/2011(c)
(Cost $13,396,594)	13,396,594	13,396,594

	% of Net
	Assets	Value

Total Investment Portfolio
(Cost $34,414,094,022)	99.9	34,414,094,022
Other Assets and Liabilities, Net	0.1	17,780,434

Net Assets	100.0	$34,431,874,456

*	These securities are shown at their current rate as of December 31, 2010. Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2010.
[	The cost for federal income tax purposes was $34,414,094,022.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Federal and state taxable issue.
(c)	Collateralized by 14,006,067 US Treasury STRIPS, with various maturity dates of 11/15/2011–11/15/2015 with a value of $13,664,527 held by BNY Mellon.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
FDIC: Federal Deposit Insurance Corp.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market. The following is a summary of the inputs used as of December 31, 2010 in valuing the Portfolio’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities(d)	$—	$34,400,697,428	$—	$34,400,697,428

Repurchase Agreements	$—	$13,396,594	$—	$13,396,594

Total	$—	$34,414,094,022	$—	$34,414,094,022

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.

(d)	See Investment Portfolio for additional detailed categorizations.

Financial Statements :: Cash Management Portfolio :: 35

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Investments in securities, valued at amortized cost	$34,414,094,022
Receivable for investments sold	6,686,720
Interest receivable	17,160,079
Other assets	264,994

TOTAL ASSETS	34,438,205,815

LIABILITIES:
Cash overdraft	1,155,010
Accrued management fee	3,449,624
Other accrued expenses and payables	1,726,725

TOTAL LIABILITIES	6,331,359

NET ASSETS, AT VALUE	$34,431,874,456

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$106,459,049

EXPENSES:
Management fee	41,298,160
Administration fee	9,958,915
Professional fees	611,999
Custodian fee	1,467,642
Trustees’ fees and expenses	1,232,875
Other	1,127,963

Total expenses before expense reductions	55,697,554
Expense reductions	(4,004,477)

TOTAL EXPENSES AFTER
EXPENSE REDUCTIONS	51,693,077

NET INVESTMENT INCOME	54,765,972

Net realized gain (loss) from investments	1,171,699

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$55,937,671

See accompanying notes to the financial statements.

36 :: Cash Management Portfolio :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$54,765,972	$141,843,060
Net realized gain (loss)	1,171,699	2,999,242

Net increase (decrease) in net assets resulting from operations	55,937,671	144,842,302

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	321,400,411,976	296,774,683,917
Value of capital withdrawn	(329,490,407,575)	(284,106,783,365)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(8,089,995,599)	12,667,900,552

INCREASE (DECREASE) IN NET ASSETS	(8,034,057,928)	12,812,742,854

Net assets at beginning of period	42,465,932,384	29,653,189,530

Net assets at end of period	$34,431,874,456	$42,465,932,384

See accompanying notes to the financial statements.

Financial Highlights :: Cash Management Portfolio :: 37

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

RATIOS TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	34,432	42,466	29,653	33,739	8,877
Ratio of expenses before expense reductions (%)	.17	.16	.17	.17	.20
Ratio of expenses after expense reductions (%)	.16	.14	.13	.14	.18
Ratio of net investment income (%)	.16	.43	2.85	5.14	4.83
Total Return (%)(a),(b)	.17	.48	2.81	5.31	4.97

(a)	Total return would have been lower had certain expenses not been reduced.
(b)	Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

See accompanying notes to the financial statements.

38 :: Cash Management Portfolio :: Notes to Financial Statements :: December 31, 2010

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the “Portfolio’’) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as an open-end management investment company organized as a “New York business trust.”

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2010, Cash Management Fund, Cash Reserves Fund Institutional Shares, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 7%, 12%, 4% and 75%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by a money market portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. Another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2010 and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned

December 31, 2010 :: Notes to Financial Statements :: Cash Management Portfolio :: 39

subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s
average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

For the period from January 1, 2010 through July 29, 2010, the Advisor had contractually agreed to reimburse certain operating expenses to the extent necessary to maintain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.15%.

Effective November 1, 2010, the Advisor has voluntarily agreed to waive total operating expenses at 0.16% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest). This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the year ended December 31, 2010, the Advisor waived a portion of its management fee aggregating $4,004,477 and the amount charged aggregated $37,293,683, which was equivalent to an annual effective rate of 0.11% of the Portfolio’s average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2010, the Administration Fee was $9,958,915, of which $836,225 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

40 :: Cash Management Portfolio :: Report of Independent Registered Public Accounting Firm

To the Trustees and Holders of Beneficial Interest of Cash Management Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Cash Management Portfolio (hereafter referred to as the “Portfolio”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts
February 25, 2011
PricewaterhouseCoopers LLP

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      P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: profunds.com

This report is submitted for the general information of the shareholders of the profunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/10

PROFUNDS®

CLASSIC PROFUNDS VP

Bull
Mid-Cap
Small-Cap
Dow 30
NASDAQ-100
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
International
Emerging Markets
Japan

ULTRA PROFUNDS VP

UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraNASDAQ-100

INVERSE PROFUNDS VP

Bear
Short Mid-Cap
Short Small-Cap
Short Dow 30
Short NASDAQ-100
Short International
Short Emerging Markets
UltraShort Dow 30
UltraShort NASDAQ-100

SECTOR PROFUNDS VP

Banks
Basic Materials
Biotechnology
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Internet
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus
Rising Rates Opportunity
Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

DECEMBER 31, 2010

Annual Report

Table of Contents

i Message from the Chairman
3 Management Discussion of Fund Performance
7 Financial Statements and Financial Highlights
8 ProFund VP Bull
19 ProFund VP Mid-Cap
24 ProFund VP Small-Cap
39 ProFund VP Dow 30
44 ProFund VP NASDAQ-100
50 ProFund VP Large-Cap Value
58 ProFund VP Large-Cap Growth
67 ProFund VP Mid-Cap Value
75 ProFund VP Mid-Cap Growth
82 ProFund VP Small-Cap Value
91 ProFund VP Small-Cap Growth
100 ProFund VP Asia 30
106 ProFund VP Europe 30
112 ProFund VP International
117 ProFund VP Emerging Markets
123 ProFund VP Japan
128 ProFund VP UltraBull
138 ProFund VP UltraMid-Cap
148 ProFund VP UltraSmall-Cap
163 ProFund VP UltraNASDAQ-100
169 ProFund VP Bear
174 ProFund VP Short Mid-Cap
179 ProFund VP Short Small-Cap
184 ProFund VP Short Dow 30
189 ProFund VP Short NASDAQ-100
194 ProFund VP Short International
199 ProFund VP Short Emerging Markets
204 ProFund VP UltraShort Dow 30
209 ProFund VP UltraShort NASDAQ-100
214 ProFund VP Banks
219 ProFund VP Basic Materials
225 ProFund VP Biotechnology
230 ProFund VP Consumer Goods
236 ProFund VP Consumer Services
243 ProFund VP Financials
251 ProFund VP Health Care
257 ProFund VP Industrials
265 ProFund VP Internet
270 ProFund VP Oil & Gas
276 ProFund VP Pharmaceuticals
281 ProFund VP Precious Metals
286 ProFund VP Real Estate
291 ProFund VP Semiconductor
296 ProFund VP Technology
302 ProFund VP Telecommunications
307 ProFund VP Utilities
312 ProFund VP U.S. Government Plus
317 ProFund VP Rising Rates Opportunity
322 ProFund VP Falling U.S. Dollar
328 ProFund VP Money Market
333 Notes to Financial Statements
355 Report of Independent Registered Public Accounting Firm
356 Additional Tax Information
357 Board Approval of Investment Advisory Agreement
359 Expense Examples
363 Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2010.

Market Recovery Stays on Course

U.S. equity markets finished 2010 up solidly despite a turbulent first six months. Large- and mid-cap stocks as measured by the S&P 500® and S&P 400® indexes were down through the end of June, but made a resurgence during the second half of the year ending 2010 up 15.1% and 26.7%, respectively. The Russell 2000® index also reflected a strong recovery for small-cap stocks, reversing a first-half decline to finish the year up 26.9%.

U.S. sector indexes in 2010 rose overall. Leading the way were basic materials, real estate, and industrials, which each rose more than 20%. Showing lesser gains, but still outperforming the S&P 500®, were oil and gas, consumer services, and telecommunications. Remaining U.S. sectors rose for the year as well, but lagged the total return of the S&P 500®.

Overseas, the first six months of 2010 presented significant challenges that drove down the performance of international stocks. As with many of their domestic counterparts, however, they recovered and finished the year more strongly. Developed markets outside of the U.S. and Canada rose 8.2% according to the MSCI EAFE® Index. Emerging markets as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index® finished 2010 up 11.4%.

An Up Year for Bonds and the U.S. Dollar

Fixed-income returns also increased for 2010. 10-year Treasury bonds rose by 8.6% and 30-year Treasuries rose by 9.2% for the year as measured by their respective Ryan Labs Treasury 10 Year and Treasury 30 Year indexes. The broader fixed-income market ended the year up 6.5% according to Barclays Capital U.S. Aggregate Bond Index®. Lastly, the dollar rose 1.4% in 2010 as reported by the New York Board of Trade’s U.S. Dollar Index which measures the dollar’s performance against six foreign currencies.

Thank you for choosing ProFunds. We appreciate the trust you have placed in us and look forward to continuing to serve your investing needs.

Sincerely,

Michael Sapir
Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.1 ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.2

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during the period:3

•
Benchmark Performance: The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•
The Impact of Leverage on the Funds’ Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or –100% of the daily performance of an index was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index. The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% was inversely impacted by the daily performance of the Funds’ underlying indexes.

•
Compounding of Daily Returns and Volatility: Leveraged and Inverse ProFunds VP are designed to provide a multiple of index returns (e.g. 200%, 125%, –200%, –125%, –100%) for a single day only. For longer periods, performance may be greater than or less than the one day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leverage and inverse funds. On periods longer than one day compounding can increase returns in certain upward trending low volatility markets and can decrease losses in certain downward trending low volatility markets. In more volatile periods, compounding commonly reduces returns and increases losses over periods greater than one day. The differences in return over time due to compounding are a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, index volatility and magnitude of index return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of return will generally contribute to greater negative (positive) deviations.

•
Cost of Obtaining Leverage and Inverse Exposure: Funds with positive multiples of a benchmark index (leveraged funds) generally pay a financing rate to obtain the required leverage positions. The rates paid are typically short term rates, such as one month LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most leveraged funds incurred net financing costs, some leveraged funds benefited from a negative financing rate, due to a combination of very low levels of LIBOR and negative spreads.

Funds with negative multiples of a benchmark index (inverse funds) generally receive a financing rate when obtaining the required short positions. The rates received are typically short term rates, such as one month LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most inverse funds benefited from receiving net positive financing rates, some inverse funds incurred costs (i.e., earned negative financing rates), due to a combination of very low levels of LIBOR and negative spreads.

•
Equity Dividends and Bond Yields:The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•
Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

[1]	Other than ProFund VP Money Market.
[2]	A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.
[3]	Past performance is not a guarantee of future results.
[4]	Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

Management Discussion of Fund Performance (unaudited) :: 5

Economy

Financial markets pushed higher in 2010, marking a second year of recovery from the financial crisis of 2008. Policy makers continued to respond with measures that appeared to directly and indirectly drive prices higher across a wide variety of asset classes. Corporate profits were robust and real economic activity steadily recovered, albeit at a slow rate.

The first half of the year featured warnings about contagion from the sovereign debt crisis in Europe and fears of a double-dip recession in the U.S., accompanied by a 1,400 point drop in the Dow Jones Industrial Average which pushed the index below the 10,000 mark. Bond yields plunged as well, and the U.S.Dollar Index surged as investors searched for safe havens. The second half of 2010 was a different story. The stock market reversed course in July, alongside stronger economic data. Bond yields started rising as the global economy regained its footing, and the U.S.Dollar Index gave up some of its gains.

During the summer of 2010, the Federal Open Market Committee (FOMC) began to signal to financial markets that it was considering additional monetary policy accommodation by conducting further asset purchases. At its meeting in early November, the FOMC formally announced its intention to purchase an additional $600 billion in Treasury securities by the end of the second quarter of 2011, about one-third of the value of securities purchased in its earlier programs. In addition, Congress approved an $858 billion package of tax cuts and spending in December which included an extension of unemployment benefits.

Real gross domestic product, the output of goods and services produced by labor and property located in the U.S., increased at an annual rate of 3.2% in the fourth quarter of 2010. Inflation, as measured by changes in the CPI, declined from 2.7% in 2009 to 1.5% in 2010. A deceleration in gasoline prices accounted for much of this slowdown, as it increased 13.8% in 2010 after rising 53.5% in 2009. The unemployment rate was at 9.4% in December 2010, down slightly from 10.0% in December 2009.

During the first half of the year when home buyer tax credits were in place, housing sales were strong and housing prices stabilized but when these credits expired, transactions fell to a fifteen year low and a still-large excess supply of housing continued to weigh on the market. The commercial real estate market also remained anemic. Prices of economically sensitive commodities rallied strongly, with copper and gold reaching all time highs, in part due to strong demand from China and other emerging markets.

Index Performance5

For the one year period ending December 31, 2010 the U.S.equity market posted positive returns as measured by various broad-market indexes. The S&P 500 Index was up +15.1%, the S&P MidCap 400 Index was up +26.7%, the Dow Jones Industrial Average increased +14.1%, the Russell 2000 Index increased +26.9%, and the NASDAQ-100 Index was up +20.2% for the year.

Of the 17 offered Sector ProFunds VP, those that outperformed the S&P 500 Index included Internet (+37.3%), Precious Metals (+36.0%), Basic Materials (+31.7%), Real Estate (+26.9%), Industrials (+26.0%), Consumer Services (+23.7%), Oil & Gas (+19.7%), Consumer Goods (+19.5%), and Telecommunications (+17.7%). Sectors underperforming the S&P 500 Index were Pharmaceuticals (+2.1%), Health Care (+4.5%), Biotechnology (+6.9%), Utilities (+7.8%), Banks (+11.3%), Technology (+12.6%), Financial (+12.7%) and Semiconductors (+14.2%).

Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced positive returns. Based on these indices, Growth outperformed Value in the small and mid capitalization spectrum: Small-Cap Growth +28.4% versus Small-Cap Value +25.0%; Mid-Cap Growth +30.7% versus Mid-Cap Value +22.8%; and Large-Cap Growth and Large-Cap Value were up +15.1% and 15.2%, respectively.

International stocks also fared well, though not quite as well as U.S. Indexes. Major international equity markets posted positive returns generally, except for Japan’s Nikkei 225 Stock Average Index which was down -1.5%. The ProFunds Asia 30 Index increased +15.0%. The Bank of New York Mellon Emerging Markets 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was up +11.4%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., increased +8.2%. The ProFunds Europe 30 Index was up +2.6%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned +9.2%. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was up +1.4% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index).

Index Volatility

Daily volatility for the U.S. equity markets lessened significantly from a year ago. The volatility for the S&P 500 for the year ended December 31, 2010, was 18.06%, which was lower than the prior year’s volatility of 27.27%. At a given index return level, increased volatility tends to

6 :: Management Discussion of Fund Performance (unaudited)

negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones Precious Metals Index. The least volatile were the Dow Jones U.S. Pharmaceuticals Index and the U.S. Dollar Index. The volatility of each index is shown below.

	One Year	Index
Underlying Index	Return(a),(b)	Volatility

Dow Jones U.S. Banks Index	11.3%	29.27%
Dow Jones U.S. Precious Metals Index	36.0%	28.82%
Dow Jones U.S. Basic Materials Index	31.7%	27.55%
Dow Jones U.S. Real Estate Index	26.9%	26.89%
Dow Jones U.S. Semiconductors Index	14.2%	26.46%
S&P SmallCap 600/Citigroup Value Index	25.0%	25.15%
Russell 2000 Index	26.9%	25.09%
Bank of New Yew Mellon Emerging Markets 50 ADR Index	11.4%	24.76%
Dow Jones U.S. Financials Index	12.7%	24.65%
ProFunds Asia 30 Index	15.0%	23.36%
Dow Jones U.S. Oil & Gas Index	19.7%	22.82%
ProFunds Europe 30 Index	2.6%	22.76%
S&P SmallCap 600/Citigroup Growth Index	28.4%	22.73%
Dow Jones U.S. Internet Composite Index	37.3%	22.53%
Dow Jones U.S. Industrials Index	26.0%	21.70%
S&P MidCap 400/Citigroup Value Index	22.8%	21.10%
S&P MidCap 400/Citigroup Growth Index	30.7%	21.09%
S&P MidCap 400 Index	26.7%	21.01%
Nikkei 225 Stock Average Index	-1.5%	20.97%
Dow Jones U.S. Technology Index	12.6%	20.15%
NASDAQ-100 Index	20.2%	19.49%
Dow Jones U.S. Biotechnology Index	6.9%	19.31%
MSCI EAFE Index	8.2%	18.82%
S&P 500/Citigroup Value Index	15.2%	18.50%
Dow Jones U.S. Consumer Services Index	23.7%	18.17%
S&P 500 Index	15.1%	18.06%
S&P 500/Citigroup Growth Index	15.1%	17.90%
Ryan Labs Treasury 30 Year Index	9.2%	17.17%
Dow Jones Industrial Average	14.1%	16.17%
Dow Jones U.S. Utilities Index	7.8%	15.27%
Dow Jones U.S. Health Care Index	4.5%	14.82%
Dow Jones U.S. Telecommunications Index	17.7%	14.46%
Dow Jones U.S. Consumer Goods Index	19.5%	14.12%
Dow Jones U.S. Pharmaceuticals Index	2.1%	13.93%
U.S. Dollar Index	1.4%	8.64%

(a)	Performances are total return except for the ProFunds Europe 30 Index, the ProFunds Asia 30 Index, and the U.S. Dollar Index.
(b)	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding the ProFunds Europe 30 Index and ProFunds Asia 30 Index).

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, the most common benchmark financing rate for the Funds, began the year at 0.21%, rose to a high of 0.33% in May, and dropped to 0.25% by the end of the year. Funds with positive multiples of a benchmark index (leveraged funds) generally pay a financing rate to obtain the required leverage positions. The rates paid are typically short term rates, such as one week LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most leveraged funds incurred net financing costs, some leveraged funds benefited from a negative financing rate, due to a combination of very low levels of LIBOR and negative spreads.

Funds with negative multiples of a benchmark index (inverse funds) generally receive a financing rate when obtaining the required short positions. The rates received are typically short term rates, such as one week LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most inverse funds benefited from receiving net positive financing rates, some inverse funds incurred costs (i.e., earned negative financing rates), due to a combination of very low levels of LIBOR and negative spreads.

ProFunds VP do not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of a company. In addition, PFA does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions;or normally take defensive positions.

Financial Statements and Financial Highlights

8 :: ProFund VP Bull :: Management Discussion of Fund Performance

The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the year ended December 31, 2010, the Fund had a total return of 12.58%, compared to a total return of 15.08%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), General Electric Co (+20.89%), and Chevron Corp (+18.52%), while the bottom three performers in this group were Microsoft Corp (-8.43%), Johnson & Johnson (-3.97%), and JP Morgan Chase & Co (+1.80%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $ 10,000 in the ProFund VP Bull from May 1, 2001 (inception date) to December 31, 2010 assuming the reinvestments of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Bull	12.58%	0.53%	-0.16%
S&P 500 Index	15.08%	2.29%	1.86%

Expense Ratios**
Fund	Gross	Net

ProFund VP Bull	1.80%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition
Market Exposure
Investment Type	% of Net Assets

Equity Securities	71%
Futures Contracts	15%
Swap Agreements	14%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	2.3%
Apple Computer, Inc.	1.8%
Microsoft Corp.	1.3%
General Electric Co.	1.2%
Chevron Corp.	1.1%

S&P 500 Index – Composition
% of Index

Consumer Non-Cyclical	21%
Financial	16%
Technology	13%
Energy	12%
Communications	12%
Industrial	11%
Consumer Cyclical	9%
Basic Materials	4%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Bull :: 9

Schedule of Portfolio Investments

Common Stocks (71.3%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,536	$391,457
Abbott Laboratories (Pharmaceuticals)	9,720	465,685
Abercrombie & Fitch Co.—Class A (Retail)	567	32,676
ACE, Ltd. (Insurance)	2,106	131,098
Adobe Systems, Inc.* (Software)	3,240	99,727
Advanced Micro Devices, Inc.* (Semiconductors)	3,645	29,816
Aetna, Inc. (Healthcare-Services)	2,511	76,611
AFLAC, Inc. (Insurance)	2,997	169,121
Agilent Technologies, Inc.* (Electronics)	2,187	90,607
Air Products & Chemicals, Inc. (Chemicals)	1,377	125,238
Airgas, Inc. (Chemicals)	486	30,356
AK Steel Holding Corp. (Iron/Steel)	729	11,934
Akamai Technologies, Inc.* (Internet)	1,134	53,355
Alcoa, Inc. (Mining)	6,480	99,727
Allegheny Energy, Inc. (Electric)	1,053	25,525
Allegheny Technologies, Inc. (Iron/Steel)	648	35,757
Allergan, Inc. (Pharmaceuticals)	1,944	133,494
Allstate Corp. (Insurance)	3,402	108,456
Altera Corp. (Semiconductors)	1,944	69,168
Altria Group, Inc. (Agriculture)	13,203	325,058
Amazon.com, Inc.* (Internet)	2,268	408,240
Ameren Corp. (Electric)	1,539	43,384
American Electric Power, Inc. (Electric)	2,997	107,832
American Express Co. (Diversified Financial Services)	6,642	285,075
American International Group, Inc.* (Insurance)	891	51,339
American Tower Corp.* (Telecommunications)	2,511	129,668
Ameriprise Financial, Inc. (Diversified Financial Services)	1,539	88,569
AmerisourceBergen Corp. (Pharmaceuticals)	1,782	60,802
Amgen, Inc.* (Biotechnology)	5,994	329,071
Amphenol Corp.—Class A (Electronics)	1,134	59,853
Anadarko Petroleum Corp. (Oil & Gas)	3,159	240,589
Analog Devices, Inc. (Semiconductors)	1,863	70,179
AON Corp. (Insurance)	2,106	96,897
Apache Corp. (Oil & Gas)	2,430	289,729
Apartment Investment and Management Co.—Class A (REIT)	729	18,837
Apollo Group, Inc.—Class A* (Commercial Services)	810	31,987
Apple Computer, Inc.* (Computers)	5,751	1,855,043
Applied Materials, Inc. (Semiconductors)	8,424	118,357
Archer-Daniels-Midland Co. (Agriculture)	4,050	121,824
Assurant, Inc. (Insurance)	648	24,961
AT&T, Inc. (Telecommunications)	37,341	1,097,079
Autodesk, Inc.* (Software)	1,458	55,696
Automatic Data Processing, Inc. (Software)	3,078	142,450
AutoNation, Inc.* (Retail)	405	11,421
AutoZone, Inc.* (Retail)	162	44,160
Avalonbay Communities, Inc. (REIT)	567	63,816
Avery Dennison Corp. (Household Products/Wares)	648	27,436
Avon Products, Inc. (Cosmetics/Personal Care)	2,673	77,677
Baker Hughes, Inc. (Oil & Gas Services)	2,754	157,446
Ball Corp. (Packaging & Containers)	567	38,584
Bank of America Corp. (Banks)	63,666	849,304
Bank of New York Mellon Corp. (Banks)	7,857	237,281
Bard (C.R.), Inc. (Healthcare-Products)	567	52,034
Baxter International, Inc. (Healthcare-Products)	3,645	184,510
BB&T Corp. (Banks)	4,374	114,992
Becton, Dickinson & Co. (Healthcare-Products)	1,458	123,230
Bed Bath & Beyond, Inc.* (Retail)	1,620	79,623
Bemis Co., Inc. (Packaging & Containers)	648	21,164
Berkshire Hathaway, Inc.—Class B* (Insurance)	10,935	876,003
Best Buy Co., Inc. (Retail)	2,106	72,215
Big Lots, Inc.* (Retail)	486	14,804
Biogen Idec, Inc.* (Biotechnology)	1,539	103,190
BMC Software, Inc.* (Software)	1,134	53,457
Boeing Co. (Aerospace/Defense)	4,617	301,305
Boston Properties, Inc. (REIT)	891	76,715
Boston Scientific Corp.* (Healthcare-Products)	9,558	72,354
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,773	285,269
Broadcom Corp.—Class A (Semiconductors)	2,835	123,464
Brown-Forman Corp. (Beverages)	648	45,114
C.H. Robinson Worldwide, Inc. (Transportation)	1,053	84,440
CA, Inc. (Software)	2,430	59,389
Cablevision Systems Corp.—Class A (Media)	1,539	52,080
Cabot Oil & Gas Corp. (Oil & Gas)	648	24,527
Cameron International Corp.* (Oil & Gas Services)	1,539	78,073
Campbell Soup Co. (Food)	1,215	42,221
Capital One Financial Corp. (Diversified Financial Services)	2,916	124,105
Cardinal Health, Inc. (Pharmaceuticals)	2,187	83,784
CareFusion Corp.* (Healthcare-Products)	1,377	35,389
Carmax, Inc.* (Retail)	1,458	46,481
Carnival Corp.—Class A (Leisure Time)	2,754	126,987
Caterpillar, Inc. (Machinery-Construction & Mining)	3,969	371,737
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,863	38,154
CBS Corp.—Class B (Media)	4,293	81,782
Celgene Corp.* (Biotechnology)	2,997	177,243
CenterPoint Energy, Inc. (Electric)	2,673	42,020
CenturyTel, Inc. (Telecommunications)	1,944	89,754
Cephalon, Inc.* (Pharmaceuticals)	486	29,996
Cerner Corp.* (Software)	486	46,044
CF Industries Holdings, Inc. (Chemicals)	486	65,683
Chesapeake Energy Corp. (Oil & Gas)	4,131	107,034
Chevron Corp. (Oil & Gas)	12,717	1,160,426
Chubb Corp. (Insurance)	1,944	115,940
CIGNA Corp. (Insurance)	1,701	62,359
Cincinnati Financial Corp. (Insurance)	1,053	33,370
Cintas Corp. (Textiles)	810	22,648
Cisco Systems, Inc.* (Telecommunications)	34,992	707,888
Citigroup, Inc.* (Diversified Financial Services)	183,384	867,406

See accompanying notes to the financial statements.

10 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value

Citrix Systems, Inc.* (Software)	1,215	$83,118
Cliffs Natural Resources, Inc. (Iron/Steel)	891	69,507
Clorox Co. (Household Products/Wares)	891	56,382
CME Group, Inc. (Diversified Financial Services)	405	130,309
CMS Energy Corp. (Electric)	1,539	28,625
Coach, Inc. (Apparel)	1,863	103,043
Coca-Cola Co. (Beverages)	14,661	964,254
Coca-Cola Enterprises, Inc. (Beverages)	2,106	52,713
Cognizant Technology Solutions Corp.* (Computers)	1,944	142,476
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,078	247,379
Comcast Corp.—Class A (Media)	17,577	386,167
Comerica, Inc. (Banks)	1,134	47,900
Computer Sciences Corp. (Computers)	972	48,211
Compuware Corp.* (Software)	1,377	16,070
ConAgra Foods, Inc. (Food)	2,754	62,185
ConocoPhillips (Oil & Gas)	9,315	634,351
CONSOL Energy, Inc. (Coal)	1,458	71,063
Consolidated Edison, Inc. (Electric)	1,863	92,349
Constellation Brands, Inc.* (Beverages)	1,134	25,118
Constellation Energy Group, Inc. (Electric)	1,296	39,696
Corning, Inc. (Telecommunications)	9,882	190,920
Costco Wholesale Corp. (Retail)	2,754	198,866
Coventry Health Care, Inc.* (Healthcare-Services)	972	25,661
CSX Corp. (Transportation)	2,349	151,769
Cummins, Inc. (Machinery-Diversified)	1,215	133,662
CVS Caremark Corp. (Retail)	8,586	298,535
D.R. Horton, Inc. (Home Builders)	1,782	21,259
Danaher Corp. (Miscellaneous Manufacturing)	3,402	160,472
Darden Restaurants, Inc. (Retail)	891	41,378
DaVita, Inc.* (Healthcare-Services)	648	45,030
Dean Foods Co.* (Food)	1,134	10,025
Deere & Co. (Machinery-Diversified)	2,673	221,993
Dell, Inc.* (Computers)	10,611	143,779
Denbury Resources, Inc.* (Oil & Gas)	2,511	47,935
DENTSPLY International, Inc. (Healthcare-Products)	891	30,445
Devon Energy Corp. (Oil & Gas)	2,754	216,217
DeVry, Inc. (Commercial Services)	405	19,432
Diamond Offshore Drilling, Inc. (Oil & Gas)	405	27,082
DIRECTV—Class A* (Media)	5,265	210,231
Discover Financial Services (Diversified Financial Services)	3,402	63,039
Discovery Communications, Inc.—Class A* (Media)	1,782	74,309
Dominion Resources, Inc. (Electric)	3,645	155,714
Dover Corp. (Miscellaneous Manufacturing)	1,215	71,017
Dr. Pepper Snapple Group, Inc. (Beverages)	1,458	51,263
DTE Energy Co. (Electric)	1,053	47,722
Duke Energy Corp. (Electric)	8,343	148,589
Dun & Bradstreet Corp. (Software)	324	26,597
E*TRADE Financial Corp.* (Diversified Financial Services)	1,215	19,440
E.I. du Pont de Nemours & Co. (Chemicals)	5,751	286,860
Eastman Chemical Co. (Chemicals)	486	40,863
Eaton Corp. (Miscellaneous Manufacturing)	1,053	106,890
eBay, Inc.* (Internet)	7,209	200,626
Ecolab, Inc. (Chemicals)	1,458	73,512
Edison International (Electric)	2,025	78,165
El Paso Corp. (Pipelines)	4,455	61,301
Electronic Arts, Inc.* (Software)	2,106	34,496
Eli Lilly & Co. (Pharmaceuticals)	6,399	224,221
EMC Corp.* (Computers)	13,041	298,639
Emerson Electric Co. (Electrical Components & Equipment)	4,779	273,215
Entergy Corp. (Electric)	1,134	80,321
EOG Resources, Inc. (Oil & Gas)	1,620	148,084
EQT Corp. (Oil & Gas)	972	43,584
Equifax, Inc. (Commercial Services)	810	28,836
Equity Residential (REIT)	1,782	92,575
Exelon Corp. (Electric)	4,212	175,388
Expedia, Inc. (Internet)	1,296	32,517
Expeditors International of Washington, Inc. (Transportation)	1,377	75,184
Express Scripts, Inc.* (Pharmaceuticals)	3,321	179,500
Exxon Mobil Corp. (Oil & Gas)	31,833	2,327,629
F5 Networks, Inc.* (Internet)	486	63,258
Family Dollar Stores, Inc. (Retail)	810	40,265
Fastenal Co. (Distribution/Wholesale)	891	53,380
Federated Investors, Inc.—Class B (Diversified Financial Services)	567	14,838
FedEx Corp. (Transportation)	2,025	188,345
Fidelity National Information Services, Inc. (Software)	1,701	46,590
Fifth Third Bancorp (Banks)	5,022	73,723
First Horizon National Corp.* (Banks)	1,459	17,182
First Solar, Inc.* (Energy-Alternate Sources)	324	42,165
FirstEnergy Corp. (Electric)	1,944	71,967
Fiserv, Inc.* (Software)	972	56,920
FLIR Systems, Inc.* (Electronics)	972	28,917
Flowserve Corp. (Machinery-Diversified)	324	38,627
Fluor Corp. (Engineering & Construction)	1,134	75,139
FMC Corp. (Chemicals)	486	38,827
FMC Technologies, Inc.* (Oil & Gas Services)	729	64,815
Ford Motor Co.* (Auto Manufacturers)	23,652	397,117
Forest Laboratories, Inc.* (Pharmaceuticals)	1,782	56,988
Fortune Brands, Inc. (Household Products/Wares)	972	58,563
Franklin Resources, Inc. (Diversified Financial Services)	891	99,088
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,997	359,910
Frontier Communications Corp. (Telecommunications)	6,237	60,686
GameStop Corp.—Class A* (Retail)	972	22,239
Gannett Co., Inc. (Media)	1,539	23,224
General Dynamics Corp. (Aerospace/Defense)	2,349	166,685
General Electric Co. (Miscellaneous Manufacturing)	67,230	1,229,637
General Mills, Inc. (Food)	4,050	144,139
Genuine Parts Co. (Distribution/Wholesale)	972	49,902
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	3,078	40,445
Genzyme Corp.* (Biotechnology)	1,620	115,344
Gilead Sciences, Inc.* (Pharmaceuticals)	5,103	184,933
Goodrich Corp. (Aerospace/Defense)	810	71,337
Google, Inc.—Class A* (Internet)	1,539	914,120

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 11

Common Stocks, continued
	Shares	Value

H & R Block, Inc. (Commercial Services)	1,944	$23,153
Halliburton Co. (Oil & Gas Services)	5,751	234,813
Harley-Davidson, Inc. (Leisure Time)	1,458	50,549
Harman International Industries, Inc.* (Home Furnishings)	405	18,752
Harris Corp. (Telecommunications)	810	36,693
Hartford Financial Services Group, Inc. (Insurance)	2,835	75,099
Hasbro, Inc. (Toys/Games/Hobbies)	891	42,037
HCP, Inc. (REIT)	2,025	74,500
Health Care REIT, Inc. (REIT)	891	42,447
Heinz (H.J.) Co. (Food)	2,025	100,156
Helmerich & Payne, Inc. (Oil & Gas)	648	31,415
Hess Corp. (Oil & Gas)	1,863	142,594
Hewlett-Packard Co. (Computers)	14,337	603,588
Home Depot, Inc. (Retail)	10,368	363,502
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,941	262,664
Hormel Foods Corp. (Food)	405	20,760
Hospira, Inc.* (Pharmaceuticals)	1,053	58,642
Host Marriott Corp. (REIT)	4,212	75,268
Hudson City Bancorp, Inc. (Savings & Loans)	3,321	42,310
Humana, Inc.* (Healthcare-Services)	1,053	57,641
Huntington Bancshares, Inc. (Banks)	4,536	31,162
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,159	168,691
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,025	95,357
Integrys Energy Group, Inc. (Electric)	486	23,576
Intel Corp. (Semiconductors)	35,235	740,992
IntercontinentalExchange, Inc.* (Diversified Financial Services)	486	57,907
International Business Machines Corp. (Computers)	7,857	1,153,093
International Flavors & Fragrances, Inc. (Chemicals)	486	27,017
International Game Technology (Entertainment)	1,863	32,956
International Paper Co. (Forest Products & Paper)	2,754	75,019
Interpublic Group of Cos., Inc.* (Advertising)	3,078	32,688
Intuit, Inc.* (Software)	1,782	87,853
Intuitive Surgical, Inc.* (Healthcare-Products)	243	62,633
Invesco, Ltd. (Diversified Financial Services)	2,916	70,159
Iron Mountain, Inc. (Commercial Services)	1,296	32,413
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,134	59,093
J.C. Penney Co., Inc. (Retail)	1,458	47,108
J.P. Morgan Chase & Co. (Diversified Financial Services)	24,705	1,047,986
Jabil Circuit, Inc. (Electronics)	1,215	24,409
Jacobs Engineering Group, Inc.* (Engineering & Construction)	810	37,139
Janus Capital Group, Inc. (Diversified Financial Services)	1,134	14,708
JDS Uniphase Corp.* (Telecommunications)	1,377	19,939
JM Smucker Co. (Food)	729	47,859
Johnson & Johnson (Healthcare-Products)	17,334	1,072,108
Johnson Controls, Inc. (Auto Parts & Equipment)	4,293	163,993
Juniper Networks, Inc.* (Telecommunications)	3,321	122,611
Kellogg Co. (Food)	1,620	82,750
KeyCorp (Banks)	5,589	49,463
Kimberly-Clark Corp. (Household Products/Wares)	2,592	163,400
Kimco Realty Corp. (REIT)	2,592	46,760
KLA -Tencor Corp. (Semiconductors)	1,053	40,688
Kohls Corp.* (Retail)	1,944	105,637
Kraft Foods, Inc. (Food)	11,016	347,114
Kroger Co. (Food)	4,050	90,558
L-3 Communications Holdings, Inc. (Aerospace/Defense)	729	51,387
Laboratory Corp. of America Holdings* (Healthcare-Services)	648	56,972
Legg Mason, Inc. (Diversified Financial Services)	972	35,254
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	891	20,279
Lennar Corp.—Class A (Home Builders)	972	18,225
Leucadia National Corp. (Holding Companies-Diversified)	1,215	35,454
Lexmark International, Inc.—Class A* (Computers)	486	16,923
Life Technologies Corp.* (Biotechnology)	1,215	67,433
Limited, Inc. (Retail)	1,701	52,272
Lincoln National Corp. (Insurance)	2,025	56,315
Linear Technology Corp. (Semiconductors)	1,458	50,432
Lockheed Martin Corp. (Aerospace/Defense)	1,863	130,242
Loews Corp. (Insurance)	2,025	78,793
Lorillard, Inc. (Agriculture)	972	79,762
Lowe’s Cos., Inc. (Retail)	8,748	219,400
LSI Logic Corp.* (Semiconductors)	3,888	23,289
M&T Bank Corp. (Banks)	729	63,459
Macy’s, Inc. (Retail)	2,673	67,627
Marathon Oil Corp. (Oil & Gas)	4,455	164,969
Marriott International, Inc.—Class A (Lodging)	1,783	74,059
Marsh & McLennan Cos., Inc. (Insurance)	3,402	93,011
Marshall & Ilsley Corp. (Banks)	3,321	22,981
Masco Corp. (Building Materials)	2,268	28,713
Massey Energy Co. (Coal)	648	34,765
MasterCard, Inc.—Class A (Software)	648	145,223
Mattel, Inc. (Toys/Games/Hobbies)	2,268	57,675
McAfee, Inc.* (Internet)	972	45,013
McCormick & Co., Inc. (Food)	810	37,689
McDonald’s Corp. (Retail)	6,642	509,840
McGraw-Hill Cos., Inc. (Media)	1,944	70,781
McKesson Corp. (Commercial Services)	1,620	114,016
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,296	80,676
MeadWestvaco Corp. (Forest Products & Paper)	1,053	27,546
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,673	163,775
Medtronic, Inc. (Healthcare-Products)	6,804	252,360
MEMC Electronic Materials, Inc.* (Semiconductors)	1,458	16,417
Merck & Co., Inc. (Pharmaceuticals)	19,440	700,618
Meredith Corp. (Media)	243	8,420
MetLife, Inc. (Insurance)	5,751	255,574

See accompanying notes to the financial statements.

12 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value

MetroPCS Communications, Inc.* (Telecommunications)	1,620	$20,461
Microchip Technology, Inc. (Semiconductors)	1,215	41,565
Micron Technology, Inc.* (Semiconductors)	5,427	43,525
Microsoft Corp. (Software)	47,547	1,327,512
Molex, Inc. (Electrical Components & Equipment)	891	20,244
Molson Coors Brewing Co.—Class B (Beverages)	972	48,785
Monsanto Co. (Agriculture)	3,402	236,915
Monster Worldwide, Inc.* (Internet)	810	19,140
Moody’s Corp. (Commercial Services)	1,296	34,396
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,558	260,073
Motorola, Inc.* (Telecommunications)	14,823	134,445
Murphy Oil Corp. (Oil & Gas)	1,215	90,578
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,754	58,192
Nabors Industries, Ltd.* (Oil & Gas)	1,782	41,806
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	891	21,126
National Oilwell Varco, Inc. (Oil & Gas Services)	2,673	179,759
National Semiconductor Corp. (Semiconductors)	1,539	21,177
NetApp, Inc.* (Computers)	2,268	124,649
Netflix, Inc.* (Internet)	243	42,695
Newell Rubbermaid, Inc. (Housewares)	1,863	33,869
Newfield Exploration Co.* (Oil & Gas)	810	58,409
Newmont Mining Corp. (Mining)	3,078	189,082
News Corp.—Class A (Media)	14,418	209,926
NextEra Energy, Inc. (Electric)	2,592	134,758
Nicor, Inc. (Gas)	324	16,174
NIKE, Inc.—Class B (Apparel)	2,430	207,571
NiSource, Inc. (Electric)	1,782	31,399
Noble Energy, Inc. (Oil & Gas)	1,134	97,615
Nordstrom, Inc. (Retail)	1,053	44,626
Norfolk Southern Corp. (Transportation)	2,268	142,476
Northeast Utilities System (Electric)	1,134	36,152
Northern Trust Corp. (Banks)	1,539	85,276
Northrop Grumman Corp. (Aerospace/Defense)	1,863	120,685
Novell, Inc.* (Software)	2,187	12,947
Novellus Systems, Inc.* (Semiconductors)	567	18,325
NRG Energy, Inc.* (Electric)	1,539	30,072
Nucor Corp. (Iron/Steel)	2,025	88,735
NVIDIA Corp.* (Semiconductors)	3,645	56,133
NYSE Euronext (Diversified Financial Services)	1,620	48,568
O’Reilly Automotive, Inc.* (Retail)	891	53,834
Occidental Petroleum Corp. (Oil & Gas)	5,103	500,604
Omnicom Group, Inc. (Advertising)	1,863	85,325
ONEOK, Inc. (Gas)	648	35,945
Oracle Corp. (Software)	24,462	765,661
Owens-Illinois, Inc.* (Packaging & Containers)	1,053	32,327
PACCAR, Inc. (Auto Manufacturers)	2,268	130,229
Pall Corp. (Miscellaneous Manufacturing)	729	36,144
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,053	90,874
Patterson Cos., Inc. (Healthcare-Products)	648	19,848
Paychex, Inc. (Commercial Services)	2,025	62,593
Peabody Energy Corp. (Coal)	1,701	108,830
People’s United Financial, Inc. (Banks)	2,349	32,909
Pepco Holdings, Inc. (Electric)	1,377	25,130
PepsiCo, Inc. (Beverages)	10,044	656,175
PerkinElmer, Inc. (Electronics)	729	18,823
Pfizer, Inc. (Pharmaceuticals)	50,544	885,025
PG&E Corp. (Electric)	2,511	120,126
Philip Morris International, Inc. (Commercial Services)	11,421	668,471
Pinnacle West Capital Corp. (Electric)	648	26,860
Pioneer Natural Resources Co. (Oil & Gas)	729	63,292
Pitney Bowes, Inc. (Office/Business Equipment)	1,296	31,337
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,053	39,435
PNC Financial Services Group (Banks)	3,321	201,651
Polo Ralph Lauren Corp. (Apparel)	405	44,923
PPG Industries, Inc. (Chemicals)	1,053	88,526
PPL Corp. (Electric)	3,078	81,013
Praxair, Inc. (Chemicals)	1,944	185,594
Precision Castparts Corp. (Metal Fabricate/Hardware)	891	124,036
Priceline.com, Inc.* (Internet)	324	129,454
Principal Financial Group, Inc. (Insurance)	2,025	65,934
Procter & Gamble Co. (Cosmetics/Personal Care)	17,658	1,135,939
Progress Energy, Inc. (Electric)	1,863	81,003
Progressive Corp. (Insurance)	4,212	83,692
ProLogis (REIT)	3,564	51,464
Prudential Financial, Inc. (Insurance)	3,078	180,709
Public Service Enterprise Group, Inc. (Electric)	3,159	100,488
Public Storage, Inc. (REIT)	891	90,365
Pulte Group, Inc.* (Home Builders)	2,106	15,837
QEP Resources, Inc. (Oil & Gas)	1,134	41,176
QLogic Corp.* (Semiconductors)	648	11,029
Qualcomm, Inc. (Telecommunications)	10,206	505,095
Quanta Services, Inc.* (Commercial Services)	1,377	27,430
Quest Diagnostics, Inc. (Healthcare-Services)	891	48,087
Qwest Communications International, Inc. (Telecommunications)	11,016	83,832
R.R. Donnelley & Sons Co. (Commercial Services)	1,296	22,641
RadioShack Corp. (Retail)	729	13,479
Range Resources Corp. (Oil & Gas)	972	43,721
Raytheon Co. (Aerospace/Defense)	2,268	105,099
Red Hat, Inc.* (Software)	1,215	55,465
Regions Financial Corp. (Banks)	7,938	55,566
Republic Services, Inc. (Environmental Control)	1,944	58,048
Reynolds American, Inc. (Agriculture)	2,106	68,698
Robert Half International, Inc. (Commercial Services)	891	27,265
Rockwell Automation, Inc. (Machinery-Diversified)	891	63,894
Rockwell Collins, Inc. (Aerospace/Defense)	972	56,629
Roper Industries, Inc. (Miscellaneous Manufacturing)	567	43,336
Ross Stores, Inc. (Retail)	729	46,109

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 13

Common Stocks, continued
	Shares	Value

Rowan Cos., Inc.* (Oil & Gas)	810	$28,277
Ryder System, Inc. (Transportation)	324	17,055
Safeway, Inc. (Food)	2,349	52,829
SAIC, Inc.* (Commercial Services)	1,863	29,547
Salesforce.com, Inc.* (Software)	729	96,228
SanDisk Corp.* (Computers)	1,458	72,696
Sara Lee Corp. (Food)	4,050	70,916
SCANA Corp. (Electric)	729	29,597
Schlumberger, Ltd. (Oil & Gas Services)	8,586	716,931
Scripps Networks Interactive—Class A (Entertainment)	567	29,342
Sealed Air Corp. (Packaging & Containers)	972	24,737
Sears Holdings Corp.* (Retail)	243	17,921
Sempra Energy (Gas)	1,539	80,767
Sherwin-Williams Co. (Chemicals)	567	47,486
Sigma-Aldrich Corp. (Chemicals)	729	48,522
Simon Property Group, Inc. (REIT)	1,863	185,350
SLM Corp.* (Diversified Financial Services)	3,078	38,752
Snap-on, Inc. (Hand/Machine Tools)	405	22,915
Southern Co. (Electric)	5,265	201,281
Southwest Airlines Co. (Airlines)	4,698	60,980
Southwestern Energy Co.* (Oil & Gas)	2,187	81,859
Spectra Energy Corp. (Pipelines)	4,131	103,234
Sprint Nextel Corp.* (Telecommunications)	18,873	79,833
St. Jude Medical, Inc.* (Healthcare-Products)	2,187	93,494
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,053	70,414
Staples, Inc. (Retail)	4,536	103,285
Starbucks Corp. (Retail)	4,698	150,947
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,215	73,848
State Street Corp. (Banks)	3,159	146,388
Stericycle, Inc.* (Environmental Control)	567	45,882
Stryker Corp. (Healthcare-Products)	2,187	117,442
Sunoco, Inc. (Oil & Gas)	729	29,386
SunTrust Banks, Inc. (Banks)	3,159	93,222
SuperValu, Inc. (Food)	1,377	13,261
Symantec Corp.* (Internet)	4,941	82,712
Sysco Corp. (Food)	3,726	109,544
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,620	104,555
Target Corp. (Retail)	4,455	267,879
TECO Energy, Inc. (Electric)	1,377	24,511
Tellabs, Inc. (Telecommunications)	2,349	15,926
Tenet Healthcare Corp.* (Healthcare-Services)	3,078	20,592
Teradata Corp.* (Computers)	1,053	43,341
Teradyne, Inc.* (Semiconductors)	1,134	15,921
Tesoro Petroleum Corp.* (Oil & Gas)	891	16,519
Texas Instruments, Inc. (Semiconductors)	7,452	242,190
Textron, Inc. (Miscellaneous Manufacturing)	1,701	40,212
The AES Corp.* (Electric)	4,212	51,302
The Charles Schwab Corp. (Diversified Financial Services)	6,237	106,715
The Dow Chemical Co. (Chemicals)	7,290	248,881
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	729	58,830
The Gap, Inc. (Retail)	2,754	60,974
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,240	544,838
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,539	18,237
The Hershey Co. (Food)	972	45,830
The Travelers Cos., Inc. (Insurance)	2,916	162,450
The Williams Cos., Inc. (Pipelines)	3,726	92,107
Thermo Fisher Scientific, Inc.* (Electronics)	2,511	139,009
Tiffany & Co. (Retail)	810	50,439
Time Warner Cable, Inc. (Media)	2,268	149,756
Time Warner, Inc. (Media)	6,966	224,096
Titanium Metals Corp.* (Mining)	567	9,741
TJX Cos., Inc. (Retail)	2,511	111,463
Torchmark Corp. (Insurance)	486	29,034
Total System Services, Inc. (Software)	1,053	16,195
Tyco International, Ltd. (Miscellaneous Manufacturing)	3,078	127,552
Tyson Foods, Inc.—Class A (Food)	1,863	32,081
U.S. Bancorp (Banks)	12,150	327,685
Union Pacific Corp. (Transportation)	3,078	285,207
United Parcel Service, Inc.—Class B (Transportation)	6,237	452,681
United States Steel Corp. (Iron/Steel)	891	52,052
United Technologies Corp. (Aerospace/Defense)	5,832	459,095
UnitedHealth Group, Inc. (Healthcare-Services)	6,966	251,542
UnumProvident Corp. (Insurance)	2,025	49,046
Urban Outfitters, Inc.* (Retail)	810	29,006
V.F. Corp. (Apparel)	567	48,864
Valero Energy Corp. (Oil & Gas)	3,564	82,400
Varian Medical Systems, Inc.* (Healthcare-Products)	729	50,505
Ventas, Inc. (REIT)	972	51,011
VeriSign, Inc. (Internet)	1,053	34,402
Verizon Communications, Inc. (Telecommunications)	17,820	637,600
Viacom, Inc.—Class B (Media)	3,807	150,795
Visa, Inc.—Class A (Commercial Services)	3,078	216,630
Vornado Realty Trust (REIT)	1,053	87,746
Vulcan Materials Co. (Building Materials)	810	35,932
W.W. Grainger, Inc. (Distribution/Wholesale)	405	55,935
Wal-Mart Stores, Inc. (Retail)	12,393	668,354
Walgreen Co. (Retail)	5,832	227,215
Walt Disney Co. (Media)	11,988	449,670
Washington Post Co.—Class B (Media)	81	35,600
Waste Management, Inc. (Environmental Control)	2,997	110,499
Waters Corp.* (Electronics)	567	44,062
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	810	41,837
WellPoint, Inc.* (Healthcare-Services)	2,511	142,775
Wells Fargo & Co. (Banks)	33,129	1,026,668
Western Digital Corp.* (Computers)	1,458	49,426
Western Union Co. (Commercial Services)	4,131	76,713
Weyerhaeuser Co. (Forest Products & Paper)	3,402	64,400
Whirlpool Corp. (Home Furnishings)	486	43,171
Whole Foods Market, Inc.* (Food)	891	45,076
Windstream Corp. (Telecommunications)	3,078	42,907
Wisconsin Energy Corp. (Electric)	729	42,909
Wyndham Worldwide Corp. (Lodging)	1,134	33,975
Wynn Resorts, Ltd. (Lodging)	486	50,466
Xcel Energy, Inc. (Electric)	2,916	68,672

See accompanying notes to the financial statements.

14 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value

Xerox Corp. (Office/Business Equipment)	8,748	$100,777
Xilinx, Inc. (Semiconductors)	1,620	46,948
XL Group PLC (Insurance)	2,025	44,186
Yahoo!, Inc.* (Internet)	8,262	137,397
YUM! Brands, Inc. (Retail)	2,997	147,003
Zimmer Holdings, Inc.* (Healthcare-Products)	1,215	65,221
Zions Bancorp (Banks)	1,134	27,477

TOTAL COMMON STOCKS
(Cost $50,285,835)		72,186,393

U.S. Treasury Obligations (9.4%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$9,529,000	$9,534,211

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,537,549)		9,534,211

Repurchase Agreements (27.5%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,210,005 (Collateralized by $1,213,200 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,234,430)	1,210,000	1,210,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,986,040 (Collateralized by $3,051,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $3,047,150)	2,986,000	2,986,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $23,138,309 (Collateralized by $23,396,400 of various U.S. Treasury Obligations, 0.19%‡–0.88%, 11/17/11-1/31/12, total value of $23,602,000)	23,138,000	23,138,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $542,003 (Collateralized by $540,100 of various U.S. Treasury Notes, 1.88%–4.63%, 8/31/11-6/15/12, total value of $552,948)	542,000	542,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,876,000)		27,876,000

TOTAL INVESTMENT SECURITIES (Cost $87,699,384)—108.2%		109,596,604
Net other assets (liabilities)—(8.2)%		(8,264,705)

NET ASSETS—100.0%		$101,331,899

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $2,488,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $14,925,575)	238	$309,705

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$12,088,874	$3,027
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	2,130,856	472

		$3,499

ProFund VP Bull invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$118,013	0.1%
Aerospace/Defense	1,462,464	1.4%
Agriculture	832,257	0.8%
Airlines	60,980	0.1%
Apparel	404,401	0.4%
Auto Manufacturers	527,346	0.5%
Auto Parts & Equipment	182,230	0.2%
Banks	3,504,289	3.5%
Beverages	1,843,422	1.8%
Biotechnology	792,281	0.8%
Building Materials	64,645	0.1%
Chemicals	1,307,365	1.3%
Coal	214,658	0.2%
Commercial Services	1,415,523	1.4%
Computers	4,551,864	4.5%
Cosmetics/Personal Care	1,519,825	1.5%
Distribution/Wholesale	159,217	0.2%
Diversified Financial Services	4,082,955	4.0%
Electric	2,246,146	2.2%
Electrical Components & Equipment	293,459	0.3%
Electronics	405,680	0.4%
Energy-Alternate Sources	42,165	NM
Engineering & Construction	112,278	0.1%
Entertainment	62,298	0.1%
Environmental Control	214,429	0.2%
Food	1,354,993	1.3%
Forest Products & Paper	206,400	0.2%
Gas	132,886	0.1%
Hand/Machine Tools	93,329	0.1%
Healthcare-Products	2,231,573	2.2%
Healthcare-Services	724,911	0.7%
Holding Companies-Diversified	35,454	NM
Home Builders	55,321	0.1%
Home Furnishings	61,923	0.1%
Household Products/Wares	305,781	0.3%
Housewares	33,869	NM
Insurance	2,843,387	2.8%
Internet	2,162,929	2.1%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 15

		% of
	Value	Net Assets

Iron/Steel	$257,985	0.3%
Leisure Time	177,536	0.2%
Lodging	232,348	0.2%
Machinery-Construction & Mining	371,737	0.4%
Machinery-Diversified	458,176	0.5%
Media	2,126,837	2.1%
Metal Fabricate/Hardware	124,036	0.1%
Mining	658,460	0.7%
Miscellaneous Manufacturing	2,903,675	2.9%
Office/Business Equipment	132,114	0.1%
Oil & Gas	6,781,807	6.7%
Oil & Gas Services	1,431,837	1.4%
Packaging & Containers	116,812	0.1%
Pharmaceuticals	3,693,437	3.7%
Pipelines	256,642	0.3%
REIT	956,854	0.9%
Real Estate	38,154	NM
Retail	4,260,583	4.2%
Savings & Loans	42,310	NM
Semiconductors	1,779,615	1.8%
Software	3,227,638	3.2%
Telecommunications	3,975,337	3.9%
Textiles	22,648	NM
Toys/Games/Hobbies	99,712	0.1%
Transportation	1,397,157	1.4%
Other**	29,145,506	28.7%

Total	$101,331,899	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

16 :: ProFund VP Bull :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$87,699,384

Securities, at value	81,720,604
Repurchase agreements, at value	27,876,000

Total Investment Securities, at value	109,596,604
Cash	447
Segregated cash balances with brokers	1,333,159
Dividends and interest receivable	85,003
Unrealized gain on swap agreements	3,499
Receivable for capital shares issued	485,193
Variation margin on futures contracts	2,616
Prepaid expenses	466

TOTAL ASSETS	111,506,987

LIABILITIES:
Payable for capital shares redeemed	9,938,100
Advisory fees payable	58,783
Management services fees payable	7,838
Administration fees payable	3,179
Administrative services fees payable	40,565
Distribution fees payable	37,549
Trustee fees payable	4
Transfer agency fees payable	9,426
Fund accounting fees payable	6,363
Compliance services fees payable	301
Other accrued expenses	72,980

TOTAL LIABILITIES	10,175,088

NET ASSETS	$101,331,899

NET ASSETS CONSIST OF:
Capital	$89,336,074
Accumulated net investment income (loss)	142
Accumulated net realized gains (losses) on investments	(10,214,741)
Net unrealized appreciation (depreciation) on investments	22,210,424

NET ASSETS	$101,331,899

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,853,403

Net Asset Value (offering and redemption price per share)	$26.30

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,402,020
Interest	33,319

TOTAL INVESTMENT INCOME	1,435,339

EXPENSES:
Advisory fees	727,461
Management services fees	96,994
Administration fees	40,933
Transfer agency fees	58,377
Administrative services fees	293,210
Distribution fees	242,487
Custody fees	14,170
Fund accounting fees	80,900
Trustee fees	1,311
Compliance services fees	805
Other fees	131,705

Total Gross Expenses before reductions	1,688,353
Less Expenses reduced by the Advisor	(58,836)

TOTAL NET EXPENSES	1,629,517

NET INVESTMENT INCOME (LOSS)	(194,178)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	13,182,467
Net realized gains (losses) on futures contracts	1,141,402
Net realized gains (losses) on swap agreements	1,399,895
Change in net unrealized appreciation/depreciation on investments	(4,432,679)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,291,085

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,096,907

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 17

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$(194,178)	$135,353
Net realized gains (losses) on investments	15,723,764	5,440,534
Change in net unrealized appreciation/depreciation on investments	(4,432,679)	10,941,234

Change in net assets resulting from operations	11,096,907	16,517,121

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(135,672)	(686,731)

Change in net assets resulting from distributions	(135,672)	(686,731)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	419,589,581	336,815,211
Dividends reinvested	135,672	686,731
Value of shares redeemed	(442,862,877)	(310,347,182)

Change in net assets resulting from capital transactions	(23,137,624)	27,154,760

Change in net assets	(12,176,389)	42,985,150
NET ASSETS:
Beginning of period	113,508,288	70,523,138

End of period	$101,331,899	$113,508,288

Accumulated net investment income (loss)	$142	$135,672

SHARE TRANSACTIONS:
Issued	17,546,745	16,825,626
Reinvested	5,623	30,850
Redeemed	(18,551,966)	(15,728,348)

Change in shares	(999,598)	1,128,128

See accompanying notes to the financial statements.

18 :: ProFund VP Bull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$23.39	$18.93	$30.90	$30.40	$28.27

Investment Activities:
Net investment income (loss)(a)	(0.05)	0.03	0.16	0.19	0.11
Net realized and unrealized gains (losses) on investments	2.99	4.57	(11.68)	0.89	3.63

Total income (loss) from investment activities	2.94	4.60	(11.52)	1.08	3.74

Distributions to Shareholders From:
Net investment income	(0.03)	(0.14)	—	(0.18)	(0.08)
Net realized gains on investments	—	—	(0.45)	(0.40)	(1.53)

Total distributions	(0.03)	(0.14)	(0.45)	(0.58)	(1.61)

Net Asset Value, End of Period	$26.30	$23.39	$18.93	$30.90	$30.40

Total Return	12.58%	24.34%	(37.67)%	3.55%	13.66%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.80%	1.73%	1.67%	1.70%
Net expenses	1.68%	1.67%	1.63%	1.62%	1.67%
Net investment income (loss)	(0.20)%	0.17%	0.63%	0.60%	0.38%

Supplemental Data:
Net assets, end of period (000’s)	$101,332	$113,508	$70,523	$163,524	$310,894
Portfolio turnover rate(b)	87%	116%	259%	175%	224%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap :: 19

The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2010, the Fund had a total return of 24.05%, compared to a total return of 26.65%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Borgwarner Inc (+117.82%), Edwards Lifesciences Corp (+86.16%), and Dollar Tree Inc (+74.16%), while the bottom three performers in this group were Vertex Pharmaceuticals Inc (-18.25%), Cree Research Inc (+16.89%), and New York Community Bancorp (+29.91%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap from August 31, 2007 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Since Inception

ProFund VP Mid-Cap	24.05%	0.18%
S&P MidCap 400 Index	26.65%	3.11%

Expense Ratios**
Fund	Gross	Net

ProFund VP Mid-Cap	1.75%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	23%
Swap Agreements	77%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index – Composition
% of Index

Industrial	20%
Financial	18%
Consumer Non-Cyclical	18%
Consumer Cyclical	14%
Technology	9%
Utilities	6%
Energy	5%
Basic Materials	5%
Communications	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: ProFund VP Mid-Cap :: Financial Statements

Schedule of Portfolio Investments

Repurchase Agreements (99.2%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,642,007 (Collateralized by $1,646,200 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,675,008)	$1,642,000	$1,642,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,642,022 (Collateralized by $1,679,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $1,676,881)	1,642,000	1,642,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,640,022 (Collateralized by $1,678,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $1,675,189)	1,640,000	1,640,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,642,021 (Collateralized by $1,673,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.19%‡–0.50%, 6/30/11-11/17/11, total value of $1,679,149)	1,642,000	1,642,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,642,010 (Collateralized by $1,639,585 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-6/15/12, total value of $1,674,878)	1,642,000	1,642,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,208,000)		8,208,000

TOTAL INVESTMENT SECURITIES
(Cost $8,208,000)—99.2%		8,208,000
Net other assets (liabilities)—0.8%		67,848

NET ASSETS—100.0%		$8,275,848

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $588,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P Midcap 400 Futures Contract expiring 3/21/11 (Underlying notional amount at value $1,903,020)	21	$(568)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$1,777,706	$(8,192)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	4,635,044	(21,489)

		$(29,681)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 21

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$8,208,000

Repurchase agreements, at value	8,208,000

Total Investment Securities, at value	8,208,000
Cash	291
Segregated cash balances with brokers	157,080
Interest receivable	27
Receivable for capital shares issued	14,053
Prepaid expenses	52

TOTAL ASSETS	8,379,503

LIABILITIES:
Payable for capital shares redeemed	43,127
Unrealized loss on swap agreements	29,681
Variation margin on futures contracts	10,920
Advisory fees payable	3,788
Management services fees payable	505
Administration fees payable	223
Administrative services fees payable	3,967
Distribution fees payable	3,957
Transfer agency fees payable	620
Fund accounting fees payable	446
Compliance services fees payable	23
Other accrued expenses	6,398

TOTAL LIABILITIES	103,655

NET ASSETS	$8,275,848

NET ASSETS CONSIST OF:
Capital	$8,024,066
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	282,031
Net unrealized appreciation (depreciation) on investments	(30,249)

NET ASSETS	$8,275,848

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	298,078

Net Asset Value (offering and redemption price per share)	$27.76

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$10,048

EXPENSES:
Advisory fees	72,382
Management services fees	9,651
Administration fees	4,133
Transfer agency fees	5,835
Administrative services fees	23,916
Distribution fees	24,127
Custody fees	4,908
Fund accounting fees	7,750
Trustee fees	136
Compliance services fees	76
Other fees	11,807

Total Gross Expenses before reductions	164,721
Less Expenses reduced by the Advisor	(2,970)

TOTAL NET EXPENSES	161,751

NET INVESTMENT INCOME (LOSS)	(151,703)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	1,041,844
Net realized gains (losses) on swap agreements	955,213
Change in net unrealized appreciation/depreciation on investments	(274,461)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,722,596

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,570,893

See accompanying notes to the financial statements.

22 :: ProFund VP Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(151,703)	$(66,666)
Net realized gains (losses) on investments	1,997,057	944,870
Change in net unrealized appreciation/depreciation on investments	(274,461)	153,049

Change in net assets resulting from operations	1,570,893	1,031,253

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(933,165)	—

Change in net assets resulting from distributions	(933,165)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	32,415,547	20,201,179
Dividends reinvested	933,165	—
Value of shares redeemed	(37,554,436)	(11,371,020)

Change in net assets resulting from capital transactions	(4,205,724)	8,830,159

Change in net assets	(3,567,996)	9,861,412
NET ASSETS:
Beginning of period	11,843,844	1,982,432

End of period	$8,275,848	$11,843,844

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	1,322,936	972,780
Reinvested	38,704	—
Redeemed	(1,551,960)	(592,980)

Change in shares	(190,320)	379,800

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Mid-Cap :: 23

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

				Period
				Aug. 31, 2007
	Year Ended	Year Ended	Year Ended	through
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$24.25	$18.25	$29.71	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.38)	(0.35)	(0.01)	0.30
Net realized and unrealized gains (losses) on investments	5.91	6.35	(11.36)	(0.59)

Total income (loss) from investment activities	5.53	6.00	(11.37)	(0.29)

Distributions to Shareholders From:
Net investment income	—	—	(0.09)	—
Net realized gains on investments	(2.02)	—	—	—

Total distributions	(2.02)	—	(0.09)	—

Net Asset Value, End of Period	$27.76	$24.25	$18.25	$29.71

Total Return	24.05%	32.88%	(38.37)%	(0.97)% (c)

Ratios to Average Net Assets:
Gross expenses(d)	1.71%	1.75%	1.84%	2.02%
Net expenses(d)	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(1.57)%	(1.61)%	(0.05)%	2.98%

Supplemental Data:
Net assets, end of period (000’s)	$8,276	$11,844	$1,982	$194
Portfolio turnover rate(e)	—	—	—	—

(a)	Period from commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less then one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

24 :: ProFund VP Small-Cap :: Management Discussion of Fund Performance

The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the year ended December 31, 2010, the Fund had a total return of 24.79%, compared to a total return of 26.87%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Riverbed Technology Inc (+206.23%), Verifone Systems Inc (+135.41%), and Deckers Outdoor Corp (+135.18%), while the bottom three performers in this group were Nordson Corp (+50.18%), Rackspace Hosting Inc (+50.65%), and Hecla Mining Co (+82.20%).

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from May 1, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Small-Cap	24.79%	2.66%	3.86%
Russell 2000 Index	26.87%	4.48%	6.39%

Expense Ratios**
Fund	Gross	Net

ProFund VP Small-Cap	2.30%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	33%
Futures Contracts	20%
Swap Agreements	47%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Riverbed Technology, Inc.	0.1%
Tibco Software, Inc.	0.1%
Brigham Exploration Co.	0.1%
VeriFone Systems, Inc.	0.1%
Montpelier Re Holdings, Ltd.	0.1%

Russell 2000 Index – Composition
% of Index

Financial	21%
Consumer Non-Cyclical	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	5%
Basic Materials	5%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap :: 25

Schedule of Portfolio Investments

Common Stocks (32.7%)
	Shares	Value

3D Systems Corp.* (Computers)	85	$2,677
99 Cents Only Stores* (Retail)	119	1,897
A.M. Castle & Co.* (Metal Fabricate/Hardware)	85	1,565
AAR Corp.* (Aerospace/Defense)	136	3,736
Abaxis, Inc.* (Healthcare-Products)	102	2,739
ABIOMED, Inc.* (Healthcare-Products)	170	1,634
ABM Industries, Inc. (Commercial Services)	153	4,024
Acacia Research Corp.* (Media)	102	2,646
Accelrys, Inc.* (Software)	170	1,411
Acco Brands Corp.* (Household Products/Wares)	255	2,173
Accuray, Inc.* (Healthcare-Products)	187	1,262
Aceto Corp. (Chemicals)	187	1,683
ACI Worldwide, Inc.* (Software)	136	3,654
Acme Packet, Inc.* (Telecommunications)	119	6,326
Acorda Therapeutics, Inc.* (Biotechnology)	119	3,244
Actuant Corp.—Class A (Miscellaneous Manufacturing)	238	6,336
Acuity Brands, Inc. (Miscellaneous Manufacturing)	102	5,882
Acxiom Corp.* (Software)	221	3,790
Administaff, Inc. (Commercial Services)	68	1,992
ADTRAN, Inc. (Telecommunications)	170	6,156
Advance America Cash Advance Centers, Inc. (Commercial Services)	204	1,151
Advanced Analogic Technologies, Inc.* (Semiconductors)	425	1,704
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	119	1,623
Advent Software, Inc.* (Software)	68	3,939
Advisory Board Co.* (Commercial Services)	51	2,429
AFC Enterprises, Inc.* (Retail)	153	2,127
Affymetrix, Inc.* (Biotechnology)	238	1,197
Air Methods Corp.* (Healthcare-Services)	51	2,870
Aircastle, Ltd. (Trucking & Leasing)	204	2,132
AirTran Holdings, Inc.* (Airlines)	527	3,895
Alaska Air Group, Inc.* (Airlines)	85	4,819
Alaska Communications Systems Group, Inc. (Telecommunications)	221	2,453
Albany International Corp.—Class A (Machinery-Diversified)	85	2,014
Align Technology, Inc.* (Healthcare-Products)	187	3,654
Alkermes, Inc.* (Pharmaceuticals)	289	3,549
ALLETE, Inc. (Electric)	136	5,067
Alliance One International, Inc.* (Agriculture)	510	2,162
Allied Nevada Gold Corp.* (Mining)	170	4,473
Allos Therapeutics, Inc.* (Pharmaceuticals)	306	1,411
Almost Family, Inc.* (Healthcare-Services)	51	1,959
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	170	1,676
Alphatec Holdings, Inc.* (Healthcare-Products)	204	551
Alterra Capital Holdings, Ltd. (Insurance)	340	7,358
AMAG Pharmaceuticals, Inc.* (Biotechnology)	68	1,231
Ambassadors Group, Inc. (Leisure Time)	102	1,173
AMERCO* (Trucking & Leasing)	34	3,265
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	221	2,842
American Campus Communities, Inc. (REIT)	153	4,859
American Capital Agency Corp. (REIT)	102	2,931
American Capital, Ltd.* (Investment Companies)	748	5,655
American Equity Investment Life Holding Co. (Insurance)	204	2,560
American Greetings Corp.—Class A (Household Products/Wares)	119	2,637
American Medical Systems Holdings, Inc.* (Healthcare-Products)	204	3,847
American Public Education, Inc.* (Commercial Services)	51	1,899
American Reprographics Co.* (Software)	221	1,677
American States Water Co. (Water)	102	3,516
American Vanguard Corp. (Chemicals)	153	1,307
Amerigon, Inc.* (Auto Parts & Equipment)	187	2,035
AMERIGROUP Corp.* (Healthcare-Services)	136	5,973
Ameris Bancorp* (Banks)	153	1,613
Ameron International Corp. (Miscellaneous Manufacturing)	34	2,597
Amkor Technology, Inc.* (Semiconductors)	408	3,015
AMN Healthcare Services, Inc.* (Commercial Services)	204	1,253
AmSurg Corp.* (Healthcare-Services)	119	2,493
AmTrust Financial Services, Inc. (Insurance)	204	3,570
ANADIGICS, Inc.* (Semiconductors)	306	2,121
Analogic Corp. (Electronics)	51	2,525
Anixter International, Inc. (Telecommunications)	85	5,077
AnnTaylor Stores Corp.* (Retail)	170	4,656
Apogee Enterprises, Inc. (Building Materials)	102	1,374
Apollo Investment Corp. (Investment Companies)	527	5,834
Applied Industrial Technologies, Inc. (Machinery-Diversified)	119	3,865
Applied Micro Circuits Corp.* (Semiconductors)	221	2,360
Applied Signal Technology, Inc. (Telecommunications)	119	4,509
Arbitron, Inc. (Commercial Services)	85	3,529
Arch Chemicals, Inc. (Chemicals)	85	3,224
Ardea Biosciences, Inc.* (Pharmaceuticals)	51	1,326
Argo Group International Holdings, Ltd. (Insurance)	119	4,457
Ariba, Inc.* (Internet)	272	6,389
Arkansas Best Corp. (Transportation)	85	2,331
ArQule, Inc.* (Biotechnology)	187	1,098
Array BioPharma, Inc.* (Pharmaceuticals)	323	966
Arris Group, Inc.* (Telecommunications)	357	4,006
Arrow Financial Corp. (Banks)	51	1,403
Art Technology Group, Inc.* (Internet)	561	3,355
Artio Global Investors, Inc. (Diversified Financial Services)	102	1,504
Aruba Networks, Inc.* (Telecommunications)	221	4,614
ArvinMeritor, Inc.* (Auto Parts & Equipment)	238	4,884
Ascent Media Corp.—Class A* (Entertainment)	68	2,636
Ashford Hospitality Trust* (REIT)	153	1,476
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	68	2,212
Associated Estates Realty Corp. (REIT)	187	2,859
Astec Industries, Inc.* (Machinery-Construction & Mining)	68	2,204

See accompanying notes to the financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Astoria Financial Corp. (Savings & Loans)	272	$3,784
Astronics Corp.* (Aerospace/Defense)	51	1,071
Atlantic Tele-Network, Inc. (Environmental Control)	34	1,304
Atlas Air Worldwide Holdings, Inc.* (Transportation)	85	4,746
ATMI, Inc.* (Semiconductors)	187	3,729
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	119	2,511
Aviat Networks, Inc.* (Telecommunications)	289	1,465
Avid Technology, Inc.* (Software)	170	2,968
Avis Budget Group, Inc.* (Commercial Services)	306	4,761
AZZ, Inc. (Miscellaneous Manufacturing)	68	2,721
B&G Foods, Inc.—Class A (Food)	289	3,968
Baldor Electric Co. (Hand/Machine Tools)	136	8,573
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	187	3,452
Bank Mutual Corp. (Banks)	204	975
Bank of the Ozarks, Inc. (Banks)	85	3,685
Barnes Group, Inc. (Miscellaneous Manufacturing)	204	4,217
Basic Energy Services, Inc.* (Oil & Gas Services)	136	2,241
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	119	2,127
Belden, Inc. (Electrical Components & Equipment)	170	6,259
Belo Corp.—Class A* (Media)	357	2,528
Benchmark Electronics, Inc.* (Electronics)	204	3,705
Berkshire Hills Bancorp, Inc. (Savings & Loans)	51	1,127
Berry Petroleum Co.—Class A (Oil & Gas)	170	7,429
BGC Partners, Inc.—Class A (Diversified Financial Services)	255	2,119
Big 5 Sporting Goods Corp. (Retail)	136	2,077
Bill Barrett Corp.* (Oil & Gas)	153	6,293
BioMed Realty Trust, Inc. (REIT)	340	6,341
BJ’s Restaurants, Inc.* (Retail)	85	3,012
Black Box Corp. (Telecommunications)	85	3,255
Black Hills Corp. (Electric)	119	3,570
Blackbaud, Inc. (Software)	136	3,522
Blackboard, Inc.* (Software)	102	4,213
BlackRock Kelso Capital Corp. (Investment Companies)	221	2,444
Blount International, Inc.* (Machinery-Diversified)	204	3,215
Blue Coat Systems, Inc.* (Internet)	119	3,555
Bob Evans Farms, Inc. (Retail)	136	4,483
Boise, Inc. (Forest Products & Paper)	306	2,427
Boston Private Financial Holdings, Inc. (Banks)	238	1,559
Brady Corp.—Class A (Electronics)	136	4,435
Bridgepoint Education, Inc.* (Commercial Services)	68	1,292
Briggs & Stratton Corp. (Machinery-Diversified)	153	3,013
Brigham Exploration Co.* (Oil & Gas)	340	9,262
Brightpoint, Inc.* (Distribution/Wholesale)	255	2,226
Bristow Group, Inc.* (Transportation)	102	4,830
Brown Shoe Co., Inc. (Retail)	153	2,131
Bruker Corp.* (Healthcare-Products)	187	3,104
Brunswick Corp. (Leisure Time)	238	4,460
Brush Engineered Materials, Inc.* (Mining)	85	3,284
Buckeye Technologies, Inc. (Forest Products & Paper)	153	3,215
Buffalo Wild Wings, Inc.* (Retail)	51	2,236
Cabot Microelectronics Corp.* (Chemicals)	68	2,819
CACI International, Inc.—Class A* (Computers)	85	4,539
Cal Dive International, Inc.* (Oil & Gas Services)	340	1,928
Calamos Asset Management, Inc. (Diversified Financial Services)	136	1,904
Calgon Carbon Corp.* (Environmental Control)	170	2,570
California Pizza Kitchen, Inc.* (Retail)	102	1,763
California Water Service Group (Water)	119	4,435
Callaway Golf Co. (Leisure Time)	238	1,921
Cantel Medical Corp. (Healthcare-Products)	102	2,387
Capella Education Co.* (Commercial Services)	51	3,396
Capital Lease Funding, Inc. (REIT)	306	1,781
CARBO Ceramics, Inc. (Oil & Gas Services)	51	5,281
Cardinal Financial Corp. (Banks)	187	2,175
CardioNet, Inc.* (Healthcare-Products)	170	796
Cardtronics, Inc.* (Commercial Services)	85	1,504
Carrizo Oil & Gas, Inc.* (Oil & Gas)	136	4,691
Carter’s, Inc.* (Apparel)	170	5,017
Cascade Corp. (Machinery-Diversified)	34	1,608
Casey’s General Stores, Inc. (Retail)	136	5,781
Cash America International, Inc. (Retail)	68	2,511
Cass Information Systems, Inc. (Banks)	34	1,290
Cathay Bancorp, Inc. (Banks)	255	4,258
Cavium Networks, Inc.* (Semiconductors)	153	5,765
Cbeyond, Inc.* (Telecommunications)	119	1,818
CBL & Associates Properties, Inc. (REIT)	391	6,842
CDI Corp. (Commercial Services)	119	2,212
Celadon Group, Inc.* (Transportation)	153	2,263
Celera Corp.* (Biotechnology)	357	2,249
Centene Corp.* (Healthcare-Services)	136	3,446
Centerstate Banks, Inc. (Banks)	136	1,077
Central Garden & Pet Co.—Class A* (Household Products/Wares)	272	2,687
Century Aluminum Co.* (Mining)	272	4,224
Cenveo, Inc.* (Commercial Services)	221	1,180
Cepheid, Inc.* (Healthcare-Products)	204	4,641
Ceradyne, Inc.* (Miscellaneous Manufacturing)	102	3,216
CH Energy Group, Inc. (Electric)	68	3,325
Charming Shoppes, Inc.* (Retail)	391	1,388
Chart Industries, Inc.* (Machinery-Diversified)	85	2,871
Checkpoint Systems, Inc.* (Electronics)	102	2,096
Cheesecake Factory, Inc.* (Retail)	170	5,212
Chemed Corp. (Commercial Services)	85	5,398
Chemical Financial Corp. (Banks)	136	3,012
Chindex International, Inc.* (Distribution/Wholesale)	102	1,682
Chiquita Brands International, Inc.* (Food)	170	2,383
Christopher & Banks Corp. (Retail)	221	1,359
Churchill Downs, Inc. (Entertainment)	68	2,951
Cincinnati Bell, Inc.* (Telecommunications)	748	2,094
Cirrus Logic, Inc.* (Semiconductors)	170	2,717
CKX, Inc.* (Media)	204	822
Clarcor, Inc. (Miscellaneous Manufacturing)	136	5,833
Clayton Williams Energy, Inc.* (Oil & Gas)	51	4,282
Clean Harbors, Inc.* (Environmental Control)	51	4,288
Clearwater Paper Corp.* (Forest Products & Paper)	34	2,662
Cloud Peak Energy, Inc.* (Coal)	204	4,739
CNO Financial Group, Inc.* (Insurance)	663	4,495
Coeur d’Alene Mines Corp.* (Mining)	239	6,529

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Common Stocks, continued
	Shares	Value

Cogdell Spencer, Inc. (REIT)	238	$1,380
Cogent Communications Group, Inc.* (Internet)	306	4,327
Cognex Corp. (Machinery-Diversified)	170	5,001
Coherent, Inc.* (Electronics)	51	2,302
Coinstar, Inc.* (Commercial Services)	51	2,878
Collective Brands, Inc.* (Retail)	204	4,304
Colonial Properties Trust (REIT)	238	4,296
Colony Financial, Inc. (REIT)	136	2,723
Columbia Banking System, Inc. (Banks)	136	2,864
Columbus McKinnon Corp. NY* (Machinery-Diversified)	136	2,764
Community Bank System, Inc. (Banks)	187	5,193
Community Trust Bancorp, Inc. (Banks)	51	1,477
Commvault Systems, Inc.* (Software)	153	4,379
Compass Diversified Holdings (Holding Companies-Diversified)	187	3,308
Compellent Technologies, Inc.* (Computers)	102	2,814
Complete Production Services, Inc.* (Oil & Gas Services)	255	7,535
Computer Programs & Systems, Inc. (Software)	34	1,593
comScore, Inc.* (Internet)	102	2,276
Comtech Telecommunications Corp. (Telecommunications)	85	2,357
Conceptus, Inc.* (Healthcare-Products)	119	1,642
Concur Technologies, Inc.* (Software)	119	6,180
CONMED Corp.* (Healthcare-Products)	119	3,145
Consolidated Graphics, Inc.* (Commercial Services)	34	1,647
Contango Oil & Gas Co. (Oil & Gas)	34	1,970
Contango ORE, Inc.* (Metal Fabricate/Hardware)	1	10
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	187	4,409
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	85	3,025
CoStar Group, Inc.* (Commercial Services)	68	3,914
CRA International, Inc.* (Commercial Services)	85	1,998
Cracker Barrel Old Country Store, Inc. (Retail)	51	2,793
CreXus Investment Corp. (REIT)	153	2,004
Crocs, Inc.* (Apparel)	255	4,366
Cross Country Healthcare, Inc.* (Commercial Services)	136	1,152
Crosstex Energy, Inc. (Oil & Gas)	221	1,958
CryoLife, Inc.* (Biotechnology)	221	1,198
CSG Systems International, Inc.* (Software)	170	3,220
Cubic Corp. (Electronics)	68	3,206
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	255	5,457
Curtiss-Wright Corp. (Aerospace/Defense)	136	4,515
CVR Energy, Inc.* (Oil & Gas)	204	3,097
Cyberonics, Inc.* (Healthcare-Products)	102	3,164
Cymer, Inc.* (Electronics)	136	6,129
Daktronics, Inc. (Electronics)	204	3,248
Dana Holding Corp.* (Auto Parts & Equipment)	459	7,899
Danvers Bancorp, Inc. (Savings & Loans)	119	2,103
Darling International, Inc.* (Environmental Control)	391	5,192
DCT Industrial Trust, Inc. (REIT)	765	4,062
DealerTrack Holdings, Inc.* (Internet)	119	2,388
Deckers Outdoor Corp.* (Apparel)	102	8,133
Delphi Financial Group, Inc.—Class A (Insurance)	153	4,413
Deltic Timber Corp. (Forest Products & Paper)	51	2,873
Deluxe Corp. (Commercial Services)	136	3,131
Denny’s Corp.* (Retail)	476	1,704
Dexcom, Inc.* (Healthcare-Products)	204	2,785
DG Fastchannel, Inc.* (Media)	68	1,964
DHT Maritime, Inc. (Transportation)	255	1,186
Diamond Foods, Inc. (Food)	68	3,616
DiamondRock Hospitality Co.* (REIT)	442	5,304
Digi International, Inc.* (Software)	136	1,510
Digital River, Inc.* (Internet)	136	4,681
DigitalGlobe, Inc.* (Telecommunications)	85	2,695
Dillards, Inc.—Class A (Retail)	136	5,160
Dime Community Bancshares, Inc. (Savings & Loans)	153	2,232
DineEquity, Inc.* (Retail)	34	1,679
Dionex Corp.* (Electronics)	51	6,018
Dollar Financial Corp.* (Commercial Services)	102	2,920
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	85	4,017
Domino’s Pizza, Inc.* (Retail)	170	2,711
Dress Barn, Inc.* (Retail)	187	4,941
Drill-Quip, Inc.* (Oil & Gas Services)	102	7,927
drugstore.com, Inc.* (Internet)	425	939
DSW, Inc.—Class A* (Retail)	51	1,994
DTS, Inc.* (Home Furnishings)	51	2,502
Duff & Phelps Corp.—Class A (Diversified Financial Services)	153	2,580
DuPont Fabros Technology, Inc. (REIT)	119	2,531
Durect Corp.* (Pharmaceuticals)	357	1,232
Dyax Corp.* (Pharmaceuticals)	612	1,310
Dycom Industries, Inc.* (Engineering & Construction)	204	3,009
E.W. Scripps Co.* (Media)	170	1,725
EarthLink, Inc. (Internet)	442	3,801
Eastman Kodak Co.* (Miscellaneous Manufacturing)	646	3,463
Education Realty Trust, Inc. (REIT)	357	2,774
Electro Rent Corp. (Commercial Services)	85	1,374
Electro Scientific Industries, Inc.* (Electronics)	136	2,180
Employers Holdings, Inc. (Insurance)	187	3,269
EMS Technologies, Inc.* (Telecommunications)	119	2,354
Emulex Corp.* (Semiconductors)	255	2,973
Encore Capital Group, Inc.* (Diversified Financial Services)	68	1,595
Encore Wire Corp. (Electrical Components & Equipment)	119	2,985
EnerSys* (Electrical Components & Equipment)	136	4,368
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	102	4,239
Entegris, Inc.* (Semiconductors)	374	2,794
Entertainment Properties Trust (REIT)	119	5,504
Entropic Communications, Inc.* (Semiconductors)	187	2,259
Enzo Biochem, Inc.* (Biotechnology)	221	1,167
Epoch Holding Corp. (Diversified Financial Services)	68	1,056
Equity Lifestyle Properties, Inc. (REIT)	85	4,754
Equity One, Inc. (REIT)	221	4,018
eResearchTechnology, Inc.* (Internet)	221	1,624
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	85	3,216

See accompanying notes to the financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Esterline Technologies Corp.* (Aerospace/Defense)	68	$4,664
Ethan Allen Interiors, Inc. (Home Furnishings)	68	1,361
Euronet Worldwide, Inc.* (Commercial Services)	170	2,965
Evercore Partners, Inc.—Class A (Diversified Financial Services)	68	2,312
Exelixis, Inc.* (Biotechnology)	391	3,210
Extra Space Storage, Inc. (REIT)	221	3,845
EZCORP, Inc.—Class A* (Retail)	153	4,151
F.N.B. Corp. (Banks)	476	4,674
Fair Isaac Corp. (Software)	136	3,178
FARO Technologies, Inc.* (Electronics)	85	2,791
FBR Capital Markets Corp.* (Diversified Financial Services)	289	1,104
Federal Signal Corp. (Miscellaneous Manufacturing)	255	1,749
FEI Co.* (Electronics)	153	4,041
FelCor Lodging Trust, Inc.* (REIT)	221	1,556
Ferro Corp.* (Chemicals)	289	4,231
First Cash Financial Services, Inc.* (Retail)	136	4,215
First Commonwealth Financial Corp. (Banks)	374	2,648
First Community Bancshares, Inc. (Banks)	68	1,016
First Financial Bancorp (Banks)	204	3,770
First Financial Corp. (Banks)	51	1,792
First Merchants Corp. (Banks)	136	1,205
First Midwest Bancorp, Inc. (Banks)	255	2,938
First Potomac Realty Trust (REIT)	187	3,145
FirstMerit Corp. (Banks)	323	6,392
Flow International Corp.* (Machinery-Diversified)	238	973
Flushing Financial Corp. (Savings & Loans)	153	2,142
Force Protection, Inc.* (Auto Manufacturers)	323	1,780
Forestar Group, Inc.* (Real Estate)	153	2,953
FormFactor, Inc.* (Semiconductors)	170	1,510
Forward Air Corp. (Transportation)	119	3,377
FPIC Insurance Group, Inc.* (Insurance)	51	1,885
Franklin Electric Co., Inc. (Hand/Machine Tools)	85	3,308
Franklin Street Properties Corp. (REIT)	238	3,391
Fred’s, Inc. (Retail)	204	2,807
Fuller (H.B.) Co. (Chemicals)	187	3,837
FX Energy, Inc.* (Oil & Gas)	170	1,045
G & K Services, Inc. (Textiles)	119	3,678
G-III Apparel Group, Ltd.* (Apparel)	51	1,793
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	51	2,448
Gaylord Entertainment Co.* (Lodging)	102	3,666
GenCorp, Inc.* (Aerospace/Defense)	255	1,318
General Communication, Inc.—Class A* (Telecommunications)	255	3,228
Genesco, Inc.* (Retail)	68	2,549
Genesee & Wyoming, Inc.—Class A* (Transportation)	85	4,501
Gentiva Health Services, Inc.* (Healthcare-Services)	68	1,809
GeoEye, Inc.* (Telecommunications)	68	2,883
GFI Group, Inc. (Diversified Financial Services)	238	1,116
Gibraltar Industries, Inc.* (Iron/Steel)	119	1,615
Glacier Bancorp, Inc. (Banks)	272	4,110
Gladstone Capital Corp. (Investment Companies)	119	1,371
Glatfelter (Forest Products & Paper)	187	2,294
Glimcher Realty Trust (REIT)	238	1,999
Global Cash Access Holdings, Inc.* (Commercial Services)	272	868
Global Industries, Ltd.* (Oil & Gas Services)	459	3,181
Golar LNG, Ltd. (Transportation)	187	2,807
GrafTech International, Ltd.* (Electrical Components & Equipment)	323	6,408
Grand Canyon Education, Inc.* (Commercial Services)	85	1,665
Granite Construction, Inc. (Engineering & Construction)	85	2,332
Graphic Packaging Holding Co.* (Packaging & Containers)	476	1,852
Great Lakes Dredge & Dock Co. (Commercial Services)	187	1,378
Green Plains Renewable Energy, Inc.* (Energy-Alternate Sources)	85	957
Greenlight Capital Re, Ltd.—Class A* (Insurance)	136	3,646
Griffon Corp.* (Miscellaneous Manufacturing)	153	1,949
Group 1 Automotive, Inc. (Retail)	85	3,550
GSI Commerce, Inc.* (Internet)	153	3,550
GulfMark Offshore, Inc.—Class A* (Transportation)	68	2,067
Gulfport Energy Corp.* (Oil & Gas)	102	2,208
Haemonetics Corp.* (Healthcare-Products)	68	4,296
Halozyme Therapeutics, Inc.* (Biotechnology)	272	2,154
Harmonic, Inc.* (Telecommunications)	374	3,205
Harte-Hanks, Inc. (Advertising)	187	2,388
Hatteras Financial Corp. (REIT)	68	2,058
Hawaiian Holdings, Inc.* (Airlines)	204	1,599
Haynes International, Inc. (Metal Fabricate/Hardware)	68	2,844
Headwaters, Inc.* (Energy-Alternate Sources)	442	2,024
Healthcare Realty Trust, Inc. (REIT)	238	5,038
Healthcare Services Group, Inc. (Commercial Services)	324	5,271
HEALTHSOUTH Corp.* (Healthcare-Services)	238	4,929
HealthSpring, Inc.* (Healthcare-Services)	204	5,412
Healthways, Inc.* (Healthcare-Services)	153	1,707
Heartland Express, Inc. (Transportation)	187	2,996
Heartland Payment Systems, Inc. (Commercial Services)	119	1,835
HeartWare International, Inc.* (Healthcare-Products)	17	1,489
Heckmann Corp.* (Beverages)	340	1,710
Hecla Mining Co.* (Mining)	595	6,700
Heidrick & Struggles International, Inc. (Commercial Services)	85	2,435
Helen of Troy, Ltd.* (Household Products/Wares)	85	2,528
Hercules Offshore, Inc.* (Oil & Gas Services)	476	1,647
Hercules Technology Growth Capital, Inc. (Investment Companies)	238	2,466
Herman Miller, Inc. (Office Furnishings)	153	3,871
Hersha Hospitality Trust (REIT)	408	2,693
Hexcel Corp.* (Aerospace/Defense Equipment)	272	4,920
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	51	1,272
Hibbett Sports, Inc.* (Retail)	170	6,273
Highwoods Properties, Inc. (REIT)	170	5,414
Hittite Microwave Corp.* (Semiconductors)	51	3,113
HMS Holdings Corp.* (Commercial Services)	51	3,303
HNI Corp. (Office Furnishings)	136	4,243

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Common Stocks, continued
	Shares	Value

Home Bancshares, Inc. (Banks)	102	$2,247
Home Federal Bancorp, Inc. (Savings & Loans)	85	1,043
Home Properties, Inc. (REIT)	136	7,547
Horizon Lines, Inc.—Class A (Transportation)	238	1,040
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	85	1,775
Horsehead Holding Corp.* (Mining)	255	3,325
Hot Topic, Inc. (Retail)	187	1,172
HSN, Inc.* (Retail)	136	4,167
Hub Group, Inc.—Class A* (Transportation)	119	4,182
Huron Consulting Group, Inc.* (Commercial Services)	102	2,698
IBERIABANK Corp. (Banks)	68	4,021
Iconix Brand Group, Inc.* (Apparel)	221	4,267
ICU Medical, Inc.* (Healthcare-Products)	85	3,102
IDACORP, Inc. (Electric)	153	5,658
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	170	857
II-VI, Inc.* (Electronics)	102	4,729
Imation Corp.* (Computers)	204	2,103
Immersion Corp.* (Computers)	136	913
Immucor, Inc.* (Healthcare-Products)	187	3,708
ImmunoGen, Inc.* (Biotechnology)	255	2,361
Impax Laboratories, Inc.* (Pharmaceuticals)	187	3,761
Incyte, Corp.* (Biotechnology)	289	4,786
Independent Bank Corp./MA (Banks)	102	2,759
Infinera Corp.* (Telecommunications)	306	3,161
Inland Real Estate Corp. (REIT)	408	3,590
Innophos Holdings, Inc. (Chemicals)	85	3,067
Insight Enterprises, Inc.* (Retail)	238	3,132
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	119	3,155
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,856
Insteel Industries, Inc. (Miscellaneous Manufacturing)	119	1,486
Insulet Corp.* (Healthcare-Products)	170	2,635
Integral Systems, Inc.* (Computers)	136	1,348
Interactive Intelligence, Inc.* (Software)	102	2,668
InterDigital, Inc.* (Telecommunications)	153	6,371
Interface, Inc.—Class A (Office Furnishings)	153	2,394
Intermec, Inc.* (Machinery-Diversified)	187	2,367
InterMune, Inc.* (Biotechnology)	119	4,332
Internap Network Services Corp.* (Internet)	306	1,860
International Bancshares Corp. (Banks)	187	3,746
International Coal Group, Inc.* (Coal)	612	4,737
Internet Capital Group, Inc.* (Internet)	187	2,659
Intevac, Inc.* (Machinery-Diversified)	119	1,667
Invacare Corp. (Healthcare-Products)	119	3,589
Invesco Mortgage Capital, Inc. (REIT)	136	2,970
Investors Real Estate Trust (REIT)	476	4,270
ION Geophysical Corp.* (Oil & Gas Services)	442	3,748
IPC The Hospitalist Co.* (Healthcare-Services)	51	1,989
IPG Photonics Corp.* (Telecommunications)	102	3,225
iRobot Corp.* (Machinery-Diversified)	68	1,692
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	85	880
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	306	3,097
Ixia* (Telecommunications)	170	2,853
J & J Snack Foods Corp. (Food)	51	2,460
j2 Global Communications, Inc.* (Internet)	170	4,921
Jack Henry & Associates, Inc. (Computers)	187	5,451
Jack in the Box, Inc.* (Retail)	153	3,233
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	221	4,027
James River Coal Co.* (Coal)	136	3,445
JDA Software Group, Inc.* (Software)	136	3,808
JetBlue Airways Corp.* (Airlines)	663	4,382
Jo-Ann Stores, Inc.* (Retail)	85	5,119
John Bean Technologies Corp. (Miscellaneous Manufacturing)	187	3,764
Jos. A. Bank Clothiers, Inc.* (Retail)	68	2,742
Journal Communications, Inc.—Class A* (Media)	255	1,288
K-Swiss, Inc.—Class A* (Apparel)	85	1,060
Kadant, Inc.* (Machinery-Diversified)	68	1,603
Kaiser Aluminum Corp. (Mining)	102	5,109
Kaman Corp. (Aerospace/Defense)	68	1,977
Kaydon Corp. (Metal Fabricate/Hardware)	102	4,153
KBW, Inc. (Diversified Financial Services)	119	3,322
Kelly Services, Inc.—Class A* (Commercial Services)	102	1,918
Kenexa Corp.* (Commercial Services)	102	2,223
Key Energy Services, Inc.* (Oil & Gas Services)	391	5,075
Kilroy Realty Corp. (REIT)	170	6,200
Kindred Healthcare, Inc.* (Healthcare-Services)	136	2,498
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	272	3,751
Knight Transportation, Inc. (Transportation)	170	3,230
Knightsbridge Tankers, Ltd. (Transportation)	102	2,272
Knoll, Inc. (Office Furnishings)	187	3,128
Knology, Inc.* (Telecommunications)	170	2,657
Kopin Corp.* (Semiconductors)	425	1,768
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	68	2,433
Korn/Ferry International* (Commercial Services)	136	3,143
Krispy Kreme Doughnuts, Inc.* (Retail)	272	1,899
Kulicke & Soffa Industries, Inc.* (Semiconductors)	238	1,714
KVH Industries, Inc.* (Telecommunications)	85	1,016
L-1 Identity Solutions, Inc.* (Electronics)	272	3,240
La-Z-Boy, Inc.* (Home Furnishings)	153	1,380
LaBranche & Co., Inc.* (Diversified Financial Services)	221	796
Laclede Group, Inc. (Gas)	119	4,348
Ladish Co., Inc.* (Metal Fabricate/Hardware)	68	3,305
Lakeland Financial Corp. (Banks)	68	1,459
Landauer, Inc. (Commercial Services)	51	3,058
LaSalle Hotel Properties (REIT)	170	4,488
Lattice Semiconductor Corp.* (Semiconductors)	323	1,957
Lawson Software, Inc.* (Software)	425	3,931
Layne Christensen Co.* (Engineering & Construction)	51	1,755
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	867	1,248
Lexington Realty Trust (REIT)	408	3,244
LHC Group, Inc.* (Healthcare-Services)	68	2,040
Life Time Fitness, Inc.* (Leisure Time)	102	4,181
Limelight Networks, Inc.* (Internet)	323	1,877
Lin TV Corp.—Class A* (Media)	204	1,081
Lionbridge Technologies, Inc.* (Internet)	170	627
Liquidity Services, Inc.* (Internet)	136	1,911
Littelfuse, Inc. (Electrical Components & Equipment)	68	3,200
Live Nation, Inc.* (Commercial Services)	391	4,465

See accompanying notes to the financial statements.

30 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

LivePerson, Inc.* (Computers)	204	$2,305
Liz Claiborne, Inc.* (Apparel)	408	2,921
LogMeIn, Inc.* (Telecommunications)	34	1,508
Loral Space & Communications, Inc.* (Telecommunications)	51	3,901
Louisiana-Pacific Corp.* (Forest Products & Paper)	391	3,699
LSB Industries, Inc.* (Miscellaneous Manufacturing)	102	2,475
LTC Properties, Inc. (REIT)	136	3,819
Lufkin Industries, Inc. (Oil & Gas Services)	85	5,303
Lumber Liquidators Holdings, Inc.* (Retail)	68	1,694
Luminex Corp.* (Healthcare-Products)	153	2,797
M/I Schottenstein Homes, Inc.* (Home Builders)	119	1,830
Magellan Health Services, Inc.* (Healthcare-Services)	102	4,823
Maidenform Brands, Inc.* (Apparel)	119	2,829
Manhattan Associates, Inc.* (Computers)	85	2,596
ManTech International Corp.—Class A* (Software)	51	2,108
Marcus Corp. (Lodging)	136	1,805
Martek Biosciences Corp.* (Biotechnology)	102	3,193
Masimo Corp. (Healthcare-Products)	153	4,448
MasTec, Inc.* (Telecommunications)	255	3,720
MB Financial, Inc. (Banks)	187	3,239
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	136	1,236
MCG Capital Corp. (Investment Companies)	459	3,199
McGrath Rentcorp (Commercial Services)	102	2,674
McMoRan Exploration Co.* (Oil & Gas)	255	4,371
Measurement Specialties, Inc.* (Electronics)	68	1,996
MedAssets, Inc.* (Software)	119	2,403
Mediacom Communications Corp.—Class A* (Media)	153	1,294
Medical Action Industries, Inc.* (Healthcare-Products)	153	1,466
Medical Properties Trust, Inc. (REIT)	391	4,235
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	221	5,921
Mentor Graphics Corp.* (Computers)	374	4,488
Mercury Computer Systems, Inc.* (Computers)	119	2,187
Merge Healthcare, Inc.* (Healthcare-Products)	357	1,332
Meridian Bioscience, Inc. (Healthcare-Products)	136	3,150
Merit Medical Systems, Inc.* (Healthcare-Products)	136	2,153
Meritage Homes Corp.* (Home Builders)	119	2,642
Metabolix, Inc.* (Miscellaneous Manufacturing)	68	828
Metalico, Inc.* (Environmental Control)	289	1,699
Methode Electronics, Inc. (Electronics)	102	1,323
MF Global Holdings, Ltd.* (Diversified Financial Services)	289	2,416
MFA Financial, Inc. (REIT)	680	5,549
MGIC Investment Corp.* (Insurance)	544	5,543
Michael Baker Corp.* (Engineering & Construction)	51	1,586
Micrel, Inc. (Semiconductors)	221	2,871
Microsemi Corp.* (Semiconductors)	323	7,397
MicroStrategy, Inc.—Class A* (Software)	34	2,906
Mid-America Apartment Communities, Inc. (REIT)	68	4,317
Middlesex Water Co. (Water)	153	2,808
Mine Safety Appliances Co. (Environmental Control)	136	4,234
Minerals Technologies, Inc. (Chemicals)	51	3,336
MKS Instruments, Inc.* (Semiconductors)	136	3,331
Mobile Mini, Inc.* (Storage/Warehousing)	119	2,343
Modine Manufacturing Co.* (Auto Parts & Equipment)	153	2,371
Molina Healthcare, Inc.* (Healthcare-Services)	51	1,420
Momenta Pharmaceuticals, Inc.* (Biotechnology)	153	2,290
Monarch Casino & Resort, Inc.* (Lodging)	68	850
Monolithic Power Systems, Inc.* (Semiconductors)	119	1,966
Monro Muffler Brake, Inc. (Commercial Services)	102	3,528
Montpelier Re Holdings, Ltd. (Insurance)	442	8,813
Moog, Inc.—Class A* (Aerospace/Defense)	136	5,413
Move, Inc.* (Internet)	595	1,529
MTS Systems Corp. (Computers)	119	4,458
Mueller Industries, Inc. (Metal Fabricate/Hardware)	153	5,003
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	408	1,701
Multi-Color Corp. (Commercial Services)	102	1,985
Multimedia Games, Inc.* (Leisure Time)	170	949
MVC Capital, Inc. (Investment Companies)	153	2,234
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	2,147
Myers Industries, Inc. (Miscellaneous Manufacturing)	255	2,484
MYR Group, Inc.* (Engineering & Construction)	85	1,785
Nabi Biopharmaceuticals* (Pharmaceuticals)	425	2,461
NACCO Industries, Inc.—Class A (Machinery-Diversified)	17	1,842
Nara Bancorp, Inc.* (Banks)	136	1,336
Nash Finch Co. (Food)	85	3,613
National Beverage Corp. (Beverages)	85	1,117
National CineMedia, Inc. (Entertainment)	119	2,369
National Financial Partners* (Diversified Financial Services)	153	2,050
National Health Investors, Inc. (REIT)	85	3,827
National Penn Bancshares, Inc. (Banks)	476	3,822
Natus Medical, Inc.* (Healthcare-Products)	153	2,170
Navigant Consulting Co.* (Commercial Services)	204	1,877
NBT Bancorp, Inc. (Banks)	136	3,284
NCI Building Systems, Inc.* (Building Materials)	102	1,427
Nektar Therapeutics* (Biotechnology)	289	3,714
Neogen Corp.* (Pharmaceuticals)	136	5,580
NETGEAR, Inc.* (Telecommunications)	119	4,008
Netlogic Microsystems, Inc.* (Semiconductors)	170	5,340
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	153	1,169
Neutral Tandem, Inc.* (Telecommunications)	136	1,964
New Jersey Resources Corp. (Gas)	153	6,596
NewAlliance Bancshares, Inc. (Savings & Loans)	323	4,839
NewMarket Corp. (Chemicals)	34	4,195
Newpark Resources, Inc.* (Oil & Gas Services)	272	1,676
Newport Corp.* (Electronics)	153	2,658
NGP Capital Resources Co. (Investment Companies)	102	938
Nicor, Inc. (Gas)	153	7,638
Nolan Co.* (Media)	102	1,420

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Common Stocks, continued
	Shares	Value

Nordson Corp. (Machinery-Diversified)	85	$7,810
Northern Oil & Gas, Inc.* (Oil & Gas)	170	4,626
Northwest Bancshares, Inc. (Savings & Loans)	374	4,398
Northwest Natural Gas Co. (Gas)	153	7,110
NorthWestern Corp. (Electric)	187	5,391
Novatel Wireless, Inc.* (Telecommunications)	255	2,435
NPS Pharmaceuticals, Inc.* (Biotechnology)	238	1,880
NTELOS Holdings Corp. (Telecommunications)	119	2,267
Nu Skin Enterprises, Inc. (Retail)	136	4,115
Nutraceutical International Corp.* (Pharmaceuticals)	68	965
NuVasive, Inc.* (Healthcare-Products)	85	2,180
NxStage Medical, Inc.* (Healthcare-Products)	102	2,538
Obagi Medical Products, Inc.* (Pharmaceuticals)	119	1,374
Ocwen Financial Corp.* (Diversified Financial Services)	238	2,271
OfficeMax, Inc.* (Retail)	238	4,213
Old Dominion Freight Line, Inc.* (Transportation)	119	3,807
Old National Bancorp (Banks)	391	4,649
Olin Corp. (Chemicals)	255	5,233
Olympic Steel, Inc. (Iron/Steel)	68	1,950
OM Group, Inc.* (Chemicals)	119	4,583
OmniVision Technologies, Inc.* (Semiconductors)	153	4,530
Omnova Solutions, Inc.* (Chemicals)	238	1,990
On Assignment, Inc.* (Commercial Services)	153	1,247
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	204	7,521
Openwave Systems, Inc.* (Internet)	510	1,081
OPNET Technologies, Inc. (Software)	102	2,731
Oppenheimer Holdings, Inc.—Class A (Diversified Financial Services)	68	1,782
OraSure Technologies, Inc.* (Healthcare-Products)	238	1,368
Orbital Sciences Corp.* (Aerospace/Defense)	255	4,368
Orient-Express Hotels, Ltd.—Class A* (Lodging)	272	3,533
Oriental Financial Group, Inc. (Banks)	136	1,699
Orion Marine Group, Inc.* (Engineering & Construction)	136	1,578
Oritani Financial Corp. (Savings & Loans)	255	3,121
OSI Systems, Inc.* (Electronics)	51	1,854
Otter Tail Corp. (Electric)	170	3,832
Owens & Minor, Inc. (Distribution/Wholesale)	170	5,003
Oxford Industries, Inc. (Apparel)	51	1,306
P.F. Chang’s China Bistro, Inc. (Retail)	68	3,295
Pacer International, Inc.* (Transportation)	136	930
Pacific Sunwear of California, Inc.* (Retail)	272	1,474
PacWest Bancorp (Banks)	170	3,635
PAETEC Holding Corp.* (Telecommunications)	459	1,717
Pain Therapeutics, Inc.* (Pharmaceuticals)	136	918
Palomar Medical Technologies, Inc.* (Healthcare-Products)	119	1,691
Panhandle Oil & Gas, Inc.—Class A (Oil & Gas)	34	932
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	119	4,583
Parametric Technology Corp.* (Software)	323	7,277
PAREXEL International Corp.* (Commercial Services)	187	3,970
Parker Drilling Co.* (Oil & Gas)	527	2,408
Parkway Properties, Inc. (REIT)	136	2,383
Patriot Coal Corp.* (Coal)	238	4,610
PDL BioPharma, Inc. (Biotechnology)	544	3,389
Pebblebrook Hotel Trust (REIT)	85	1,727
Pegasystems, Inc. (Software)	51	1,868
Penn Virginia Corp. (Oil & Gas)	187	3,145
Perficient, Inc.* (Internet)	153	1,912
Pericom Semiconductor Corp.* (Semiconductors)	170	1,867
Petroleum Development* (Oil & Gas)	85	3,588
PetroQuest Energy, Inc.* (Oil & Gas)	272	2,048
Pharmasset, Inc.* (Pharmaceuticals)	85	3,690
PharMerica Corp.* (Pharmaceuticals)	187	2,141
PHH Corp.* (Commercial Services)	170	3,935
PHI, Inc.* (Transportation)	85	1,601
Photronics, Inc.* (Semiconductors)	357	2,110
PICO Holdings, Inc.* (Water)	102	3,244
Piedmont Natural Gas Co., Inc. (Gas)	272	7,605
Pier 1 Imports, Inc.* (Retail)	306	3,213
Pinnacle Entertainment, Inc.* (Entertainment)	187	2,622
Pinnacle Financial Partners, Inc.* (Banks)	153	2,078
Pioneer Drilling Co.* (Oil & Gas)	170	1,498
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	51	1,785
Plantronics, Inc. (Telecommunications)	153	5,695
Platinum Underwriters Holdings, Ltd. (Insurance)	119	5,351
Playboy Enterprises, Inc.—Class B* (Media)	204	1,065
Plexus Corp.* (Electronics)	119	3,682
PMFG, Inc.* (Miscellaneous Manufacturing)	34	558
PMI Group, Inc.* (Insurance)	408	1,346
PNM Resources, Inc. (Electric)	357	4,648
Polaris Industries, Inc. (Leisure Time)	85	6,632
PolyOne Corp.* (Chemicals)	221	2,760
Polypore International, Inc.* (Miscellaneous Manufacturing)	68	2,770
Pool Corp. (Distribution/Wholesale)	102	2,299
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	34	2,557
Post Properties, Inc. (REIT)	170	6,171
Potlatch Corp. (Forest Products & Paper)	119	3,873
Power Integrations, Inc. (Semiconductors)	85	3,412
Power-One, Inc.* (Electrical Components & Equipment)	85	867
PowerSecure International, Inc.* (Electrical Components & Equipment)	119	926
Premiere Global Services, Inc.* (Telecommunications)	323	2,196
PriceSmart, Inc. (Retail)	102	3,879
PrivateBancorp, Inc. (Banks)	153	2,200
ProAssurance Corp.* (Insurance)	119	7,211
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,207
Prospect Capital Corp. (Investment Companies)	204	2,203
Prosperity Bancshares, Inc. (Banks)	136	5,342
Provident Financial Services, Inc. (Savings & Loans)	272	4,115
Provident New York Bancorp (Savings & Loans)	153	1,605
PS Business Parks, Inc. (REIT)	68	3,789
PSS World Medical, Inc.* (Healthcare-Products)	170	3,842
Quaker Chemical Corp. (Chemicals)	51	2,125
Quanex Building Products Corp. (Building Materials)	102	1,935
Quantum Corp.* (Computers)	1,122	4,174
Quest Software, Inc.* (Software)	187	5,187
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	153	2,254
See accompanying notes to the financial statements.

32 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Quidel Corp.* (Healthcare-Products)	136	$1,965
Quiksilver, Inc.* (Apparel)	374	1,896
Rackspace Hosting, Inc.* (Internet)	255	8,010
Radian Group, Inc. (Insurance)	357	2,881
Radiant Systems, Inc.* (Computers)	136	2,662
Ramco-Gershenson Properties Trust (REIT)	170	2,116
Raven Industries, Inc. (Miscellaneous Manufacturing)	51	2,432
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	85	3,322
RealNetworks, Inc.* (Internet)	340	1,428
Red Robin Gourmet Burgers, Inc.* (Retail)	68	1,460
Redwood Trust, Inc. (REIT)	272	4,061
Regis Corp. (Retail)	221	3,669
RehabCare Group, Inc.* (Healthcare-Services)	85	2,014
Rent-A-Center, Inc. (Commercial Services)	153	4,939
Resources Connection, Inc. (Commercial Services)	170	3,160
Retail Ventures, Inc.* (Retail)	170	2,771
REX American Resources Corp.* (Energy-Alternate Sources)	51	783
Rex Energy Corp.* (Oil & Gas)	136	1,856
RF Micro Devices, Inc.* (Telecommunications)	782	5,748
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	238	1,792
RightNow Technologies, Inc.* (Software)	85	2,012
Riverbed Technology, Inc.* (Computers)	340	11,958
RLI Corp. (Insurance)	119	6,256
Rock-Tenn Co.—Class A (Forest Products & Paper)	85	4,586
Rockwood Holdings, Inc.* (Chemicals)	136	5,320
Rofin-Sinar Technologies, Inc.* (Electronics)	85	3,012
Rogers Corp.* (Electronics)	85	3,251
Rosetta Resources, Inc.* (Oil & Gas)	170	6,399
RPC, Inc. (Oil & Gas Services)	221	4,005
RSC Holdings, Inc.* (Commercial Services)	306	2,980
RTI Biologics, Inc.* (Healthcare-Products)	340	908
RTI International Metals, Inc.* (Mining)	102	2,752
Ruby Tuesday, Inc.* (Retail)	170	2,220
Ruddick Corp. (Food)	119	4,384
Rue21, Inc.* (Retail)	51	1,495
Rush Enterprises, Inc.* (Retail)	136	2,780
S1 Corp.* (Internet)	493	3,402
Safety Insurance Group, Inc. (Insurance)	85	4,043
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	153	7,185
Sally Beauty Holdings, Inc.* (Retail)	306	4,446
Sanderson Farms, Inc. (Food)	68	2,662
Sandy Spring Bancorp, Inc. (Banks)	102	1,880
Santarus, Inc.* (Pharmaceuticals)	374	1,223
Sapient Corp. (Internet)	255	3,085
Saul Centers, Inc. (REIT)	51	2,415
Savient Pharmaceuticals, Inc.* (Biotechnology)	255	2,841
SAVVIS, Inc.* (Telecommunications)	119	3,037
SCBT Financial Corp. (Banks)	51	1,670
Scholastic Corp. (Media)	136	4,017
Schulman (A.), Inc. (Chemicals)	136	3,113
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	51	3,209
SeaChange International, Inc.* (Software)	170	1,453
Sealy Corp.* (Home Furnishings)	442	1,291
Seattle Genetics, Inc.* (Biotechnology)	272	4,066
Semtech Corp.* (Semiconductors)	238	5,388
Seneca Foods Corp.—Class A* (Food)	51	1,376
Sensient Technologies Corp. (Chemicals)	153	5,620
Shenandoah Telecommunications Co. (Telecommunications)	51	955
ShoreTel, Inc.* (Telecommunications)	170	1,328
Shuffle Master, Inc.* (Entertainment)	255	2,920
Shutterfly, Inc.* (Internet)	119	4,169
Signature Bank* (Banks)	136	6,800
Silgan Holdings, Inc. (Packaging & Containers)	85	3,044
Silicon Graphics International Corp.* (Computers)	136	1,228
Silicon Image, Inc.* (Semiconductors)	289	2,124
Simpson Manufacturing Co., Inc. (Building Materials)	119	3,678
Sinclair Broadcast Group, Inc.—Class A (Media)	153	1,252
Sirona Dental Systems, Inc.* (Healthcare-Products)	102	4,262
SJW Corp. (Water)	34	900
Skechers U.S.A., Inc.—Class A* (Apparel)	102	2,040
Skyline Corp. (Home Builders)	51	1,330
SkyWest, Inc. (Airlines)	170	2,655
Smart Balance, Inc.* (Food)	255	1,104
Smith Corp. (Miscellaneous Manufacturing)	102	3,884
Smith Micro Software, Inc.* (Software)	136	2,141
Snyders-Lance, Inc. (Food)	102	2,391
Solarwinds, Inc.* (Software)	102	1,963
Solutia, Inc.* (Chemicals)	340	7,847
Sonic Automotive, Inc. (Retail)	221	2,926
Sonic Corp.* (Retail)	238	2,409
Sonus Networks, Inc.* (Telecommunications)	527	1,407
Sotheby’s (Commercial Services)	187	8,415
Sourcefire, Inc.* (Internet)	85	2,204
South Jersey Industries, Inc. (Gas)	85	4,490
Southside Bancshares, Inc. (Banks)	68	1,433
Sovran Self Storage, Inc. (REIT)	102	3,755
Spartan Stores, Inc. (Food)	119	2,017
SRA International, Inc.—Class A* (Computers)	170	3,476
Stage Stores, Inc. (Retail)	221	3,832
Standard Microsystems Corp.* (Semiconductors)	102	2,941
Standard Pacific Corp.* (Home Builders)	340	1,564
Standex International Corp. (Miscellaneous Manufacturing)	51	1,525
Starwood Property Trust, Inc. (REIT)	136	2,921
Steelcase, Inc.—Class A (Office Furnishings)	221	2,336
Steiner Leisure, Ltd.* (Commercial Services)	68	3,176
StellarOne Corp. (Banks)	102	1,483
Stepan Co. (Chemicals)	17	1,297
STERIS Corp. (Healthcare-Products)	170	6,198
Sterling Bancshares, Inc. (Banks)	306	2,148
Steven Madden, Ltd.* (Apparel)	68	2,837
Stewart Enterprises, Inc.—Class A (Commercial Services)	442	2,957
Stewart Information Services Corp. (Insurance)	119	1,372
Stifel Financial Corp.* (Diversified Financial Services)	68	4,219
Stillwater Mining Co.* (Mining)	136	2,904
Stone Energy Corp.* (Oil & Gas)	187	4,168
STR Holdings, Inc.* (Miscellaneous Manufacturing)	85	1,700
Strategic Hotels & Resorts, Inc.* (REIT)	391	2,068

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 33

Common Stocks, continued
	Shares	Value

SuccessFactors, Inc.* (Commercial Services)	170	$4,923
Sunstone Hotel Investors, Inc.* (REIT)	374	3,863
Super Micro Computer, Inc.* (Computers)	68	785
SuperGen, Inc.* (Biotechnology)	357	935
Support.com, Inc.* (Internet)	289	1,873
Susquehanna Bancshares, Inc. (Banks)	374	3,620
SVB Financial Group* (Banks)	85	4,509
Swift Energy Co.* (Oil & Gas)	119	4,659
Sykes Enterprises, Inc.* (Computers)	170	3,444
Syniverse Holdings, Inc.* (Telecommunications)	136	4,196
SYNNEX Corp.* (Software)	119	3,713
Synovis Life Technologies, Inc.* (Healthcare-Products)	68	1,095
Syntel, Inc. (Computers)	68	3,250
Take-Two Interactive Software, Inc.* (Software)	238	2,913
TAL International Group, Inc. (Trucking & Leasing)	68	2,099
Taleo Corp.—Class A* (Software)	119	3,290
Tanger Factory Outlet Centers, Inc. (REIT)	68	3,481
Taser International, Inc.* (Electronics)	221	1,039
Tecumseh Products Co.—Class A* (Machinery-Diversified)	68	887
Tekelec* (Telecommunications)	136	1,620
TeleCommunication Systems, Inc.—Class A* (Internet)	255	1,191
Teledyne Technologies, Inc.* (Aerospace/Defense)	102	4,485
TeleTech Holdings, Inc.* (Commercial Services)	170	3,500
Tennant Co. (Machinery-Diversified)	51	1,959
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	170	6,997
Terremark Worldwide, Inc.* (Internet)	238	3,082
Tessera Technologies, Inc.* (Semiconductors)	153	3,389
Tetra Tech, Inc.* (Environmental Control)	170	4,260
TETRA Technologies, Inc.* (Oil & Gas Services)	272	3,229
Texas Capital Bancshares, Inc.* (Banks)	187	3,977
Texas Roadhouse, Inc.—Class A* (Retail)	170	2,919
The Andersons, Inc. (Agriculture)	68	2,472
The Bancorp, Inc.* (Banks)	119	1,210
The Cato Corp.—Class A (Retail)	119	3,262
The Children’s Place Retail Stores, Inc.* (Retail)	68	3,376
The Corporate Executive Board Co. (Commercial Services)	102	3,830
The Ensign Group, Inc. (Healthcare-Services)	119	2,960
The Finish Line, Inc.—Class A (Retail)	119	2,046
The Geo Group, Inc.* (Commercial Services)	119	2,935
The Gorman-Rupp Co. (Machinery-Diversified)	68	2,198
The Greenbrier Cos., Inc.* (Trucking & Leasing)	85	1,784
The Hain Celestial Group, Inc.* (Food)	153	4,140
The Jones Group, Inc. (Apparel)	187	2,906
The Knot, Inc.* (Internet)	221	2,183
The Medicines Co.* (Pharmaceuticals)	204	2,883
The Men’s Wearhouse, Inc. (Retail)	170	4,247
The Middleby Corp.* (Machinery-Diversified)	34	2,870
The Navigators Group, Inc.* (Insurance)	51	2,568
The Pantry, Inc.* (Retail)	119	2,363
The Pep Boys-Manny, Moe & Jack (Retail)	187	2,511
The Phoenix Cos., Inc.* (Insurance)	476	1,209
The Princeton Review, Inc.* (Commercial Services)	357	421
The Ryland Group, Inc. (Home Builders)	153	2,606
The Talbots, Inc.* (Retail)	204	1,738
The Timberland Co.—Class A* (Apparel)	119	2,926
The Ultimate Software Group, Inc.* (Software)	119	5,787
The Warnaco Group, Inc.* (Apparel)	119	6,553
The Wet Seal, Inc.—Class A* (Retail)	527	1,950
Theravance, Inc.* (Pharmaceuticals)	187	4,688
THQ, Inc.* (Software)	289	1,751
Tibco Software, Inc.* (Internet)	493	9,717
TiVo, Inc.* (Home Furnishings)	289	2,494
TNS, Inc.* (Commercial Services)	102	2,122
TomoTherapy, Inc.* (Healthcare-Products)	306	1,105
Tompkins Financial Corp. (Banks)	34	1,331
Transcend Services, Inc.* (Commercial Services)	102	1,998
TreeHouse Foods, Inc.* (Food)	102	5,211
TriMas Corp.* (Miscellaneous Manufacturing)	85	1,739
Triple-S Management Corp.—Class B* (Healthcare-Services)	119	2,271
TriQuint Semiconductor, Inc.* (Semiconductors)	391	4,571
Triumph Group, Inc. (Aerospace/Defense)	34	3,040
True Religion Apparel, Inc.* (Apparel)	85	1,892
TrueBlue, Inc.* (Commercial Services)	170	3,058
TrustCo Bank Corp. NY (Banks)	408	2,587
Trustmark Corp. (Banks)	187	4,645
TTM Technologies, Inc.* (Electronics)	272	4,056
Tutor Perini Corp. (Engineering & Construction)	119	2,548
Tyler Technologies, Inc.* (Computers)	153	3,176
U-Store-It Trust (REIT)	374	3,564
U.S. Physical Therapy, Inc.* (Healthcare-Services)	102	2,022
UIL Holdings Corp. (Electric)	136	4,075
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	85	2,890
Ultratech Stepper, Inc.* (Semiconductors)	85	1,690
UMB Financial Corp. (Banks)	153	6,337
Umpqua Holdings Corp. (Banks)	357	4,348
Union First Market Bankshares Corp. (Banks)	119	1,759
Unisource Energy Corp. (Electric)	119	4,265
Unisys Corp.* (Computers)	136	3,521
United Community Banks, Inc.* (Banks)	357	696
United Fire & Casualty Co. (Insurance)	85	1,897
United Natural Foods, Inc.* (Food)	119	4,365
United Online, Inc. (Internet)	425	2,805
United Rentals, Inc.* (Commercial Services)	187	4,254
Unitil Corp. (Electric)	85	1,933
Universal American Financial Corp. (Insurance)	153	3,129
Universal Corp. (Agriculture)	68	2,768
Universal Electronics, Inc.* (Home Furnishings)	85	2,411
Universal Forest Products, Inc. (Building Materials)	68	2,645
Universal Health Realty Income Trust (REIT)	85	3,105
Universal Technical Institute, Inc. (Commercial Services)	85	1,872
Univest Corp. of Pennsylvania (Banks)	51	978
Urstadt Biddle Properties—Class A (REIT)	119	2,315
US Airways Group, Inc.* (Airlines)	459	4,595
US Ecology, Inc. (Environmental Control)	119	2,068
US Gold Corp.* (Mining)	357	2,881
USA Mobility, Inc. (Telecommunications)	136	2,417
USA Truck, Inc.* (Transportation)	51	675
USEC, Inc.* (Mining)	357	2,149
VAALCO Energy, Inc.* (Oil & Gas)	255	1,826

See accompanying notes to the financial statements.

34 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Vail Resorts, Inc.* (Entertainment)	102	$5,308
Valassis Communications, Inc.* (Commercial Services)	119	3,850
ValueClick, Inc.* (Internet)	272	4,360
Veeco Instruments, Inc.* (Semiconductors)	119	5,112
Venoco, Inc.* (Oil & Gas)	136	2,509
VeriFone Systems, Inc.* (Software)	238	9,177
Viad Corp. (Commercial Services)	119	3,031
ViaSat, Inc.* (Telecommunications)	68	3,020
Vicor Corp. (Electrical Components & Equipment)	119	1,952
ViroPharma, Inc.* (Pharmaceuticals)	272	4,711
Vital Images, Inc.* (Software)	68	951
Vitamin Shoppe, Inc.* (Retail)	51	1,716
Vocus, Inc.* (Internet)	102	2,821
Volcano Corp.* (Healthcare-Products)	153	4,178
Volcom, Inc. (Apparel)	102	1,925
Volterra Semiconductor Corp.* (Semiconductors)	85	1,969
W&T Offshore, Inc. (Oil & Gas)	187	3,342
W.R. Grace & Co.* (Chemicals)	170	5,972
Warren Resources, Inc.* (Oil & Gas)	442	1,998
Washington Trust Bancorp, Inc. (Banks)	51	1,116
Watsco, Inc. (Distribution/Wholesale)	68	4,289
WD-40 Co. (Household Products/Wares)	85	3,424
Websense, Inc.* (Internet)	153	3,098
Webster Financial Corp. (Banks)	204	4,019
WellCare Health Plans, Inc.* (Healthcare-Services)	119	3,596
Werner Enterprises, Inc. (Transportation)	136	3,074
WesBanco, Inc. (Banks)	102	1,934
West Pharmaceutical Services, Inc. (Healthcare-Products)	136	5,603
Western Alliance Bancorp* (Banks)	204	1,501
Westlake Chemical Corp. (Chemicals)	68	2,956
Willbros Group, Inc.* (Oil & Gas Services)	204	2,003
Winn-Dixie Stores, Inc.* (Food)	187	1,341
Winnebago Industries, Inc.* (Home Builders)	119	1,809
Winthrop Realty Trust (REIT)	102	1,305
Wintrust Financial Corp. (Banks)	85	2,808
Wolverine World Wide, Inc. (Apparel)	136	4,336
Woodward Governor Co. (Electronics)	187	7,024
World Fuel Services Corp. (Retail)	170	6,147
Worthington Industries, Inc. (Metal Fabricate/Hardware)	204	3,754
Wright Express Corp.* (Commercial Services)	102	4,692
Wright Medical Group, Inc.* (Healthcare-Products)	119	1,848
Young Innovations, Inc. (Healthcare-Products)	34	1,088
Zep, Inc. (Chemicals)	85	1,690
Zoran Corp.* (Semiconductors)	221	1,945
Zumiez, Inc.* (Retail)	85	2,284
Zygo Corp.* (Electronics)	85	1,040

TOTAL COMMON STOCKS
(Cost $2,622,223)		2,967,702

Corporate Bonds(NM)
	Principal Amount	Value

GAMCO Investors, Inc.,
0.00%, 12/31/15(a)	$163	$163

TOTAL CORPORATE BONDS
(Cost $163)		163

Repurchase Agreements (62.7%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $247,001 (Collateralized by $247,700 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $252,035)	247,000	247,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $609,008 (Collateralized by $623,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $622,214)	609,000	609,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $4,723,063 (Collateralized by $4,801,900 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $4,818,015)	4,723,000	4,723,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $111,001 (Collateralized by $111,658 of various U.S. Treasury Notes, 1.13%–4.63%,8/31/11-1/15/12, total value of $113,293)	111,000	111,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,690,000)		5,690,000

TOTAL INVESTMENT SECURITIES
(Cost $8,312,386)—95.4%		8,657,865
Net other assets (liabilities)—4.6%		420,052

NET ASSETS—100.0%		$9,077,917

(a)	Zero-coupon security
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $140,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/(Depreciation)

Russell 2000 Mini Index Futures Contract expiring 3/21/11 (Underlying notional amount at value $1,798,830)	23	$(6,959)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 35

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$2,189,983	$(20,545)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	2,149,259	(22,626)

		$(43,171)

ProFund VP Small-Cap invested in the following industries as of December 31, 2010:

	Value	% of Net Assets

Advertising	$2,388	NM
Aerospace/Defense	34,587	0.4%
Aerospace/Defense Equipment	4,920	0.1%
Agriculture	7,402	0.1%
Airlines	21,945	0.2%
Apparel	59,003	0.7%
Auto Manufacturers	1,780	NM
Auto Parts & Equipment	31,437	0.4%
Banks	170,883	1.9%
Beverages	2,827	NM
Biotechnology	51,783	0.6%
Building Materials	11,059	0.1%
Chemicals	78,205	0.9%
Coal	17,531	0.2%
Commercial Services	181,605	2.0%
Computers	73,553	0.8%
Distribution/Wholesale	22,798	0.3%
Diversified Financial Services	42,687	0.5%
Electric	41,764	0.5%
Electrical Components & Equipment	28,588	0.3%
Electronics	81,580	0.9%
Energy-Alternate Sources	3,764	NM
Engineering & Construction	17,748	0.2%
Entertainment	18,806	0.2%
Environmental Control	25,615	0.3%
Food	45,031	0.5%
Forest Products & Paper	28,838	0.3%
Gas	37,787	0.4%
Hand/Machine Tools	11,881	0.1%
Healthcare-Products	115,858	1.3%
Healthcare-Services	58,443	0.6%
Holding Companies-Diversified	3,308	NM
Home Builders	11,781	0.1%
Home Furnishings	11,439	0.1%
Household Products/Wares	13,449	0.2%
Insurance	87,272	1.0%
Internet	108,690	1.2%
Investment Companies	26,344	0.3%
Iron/Steel	3,565	NM
Leisure Time	19,316	0.2%
Lodging	9,854	0.1%
Machinery-Construction & Mining	2,204	NM
Machinery-Diversified	50,219	0.6%
Media	21,102	0.2%
Metal Fabricate/Hardware	25,657	0.3%
Mining	44,330	0.5%
Miscellaneous Manufacturing	73,496	0.8%
Office Furnishings	15,972	0.2%
Oil & Gas	91,608	1.0%
Oil & Gas Services	56,554	0.6%
Packaging & Containers	4,896	0.1%
Pharmaceuticals	89,124	1.0%
REIT	198,673	2.2%
Real Estate	2,953	NM
Retail	199,504	2.2%
Savings & Loans	30,509	0.3%
Semiconductors	101,452	1.1%
Software	115,272	1.3%
Storage/Warehousing	2,343	NM
Telecommunications	130,917	1.4%
Textiles	3,678	NM
Toys/Games/Hobbies	4,027	NM
Transportation	51,915	0.6%
Trucking & Leasing	9,280	0.1%
Water	14,903	0.2%
Other**	6,110,215	67.3%

Total	$9,077,917	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

36 :: ProFund VP Small-Cap :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$8,312,386

Securities, at value	2,967,865
Repurchase agreements, at value	5,690,000

Total Investment Securities, at value	8,657,865
Segregated cash balances with brokers	105,110
Dividends receivable	3,278
Receivable for capital shares issued	406,762
Receivable for investments sold	8,071
Prepaid expenses	25

TOTAL ASSETS	9,181,111

LIABILITIES:
Cash overdraft	421
Payable for capital shares redeemed	27,679
Unrealized loss on swap agreements	43,171
Variation margin on futures contracts	13,800
Advisory fees payable	4,039
Management services fees payable	539
Administration fees payable	237
Administrative services fees payable	3,163
Distribution fees payable	3,098
Transfer agency fees payable	550
Fund accounting fees payable	475
Compliance services fees payable	21
Other accrued expenses	6,001

TOTAL LIABILITIES	103,194

NET ASSETS	$9,077,917

NET ASSETS CONSIST OF:
Capital	$9,043,432
Accumulated net investment income (loss)	(272)
Accumulated net realized gains (losses) on investments	(260,592)
Net unrealized appreciation (depreciation) on investments	295,349

NET ASSETS	$9,077,917

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	324,901

Net Asset Value (offering and redemption price per share)	$27.94

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$15,822
Interest	4,498

TOTAL INVESTMENT INCOME	20,320

EXPENSES:
Advisory fees	41,345
Management services fees	5,513
Administration fees	2,325
Transfer agency fees	3,299
Administrative services fees	13,632
Distribution fees	13,782
Custody fees	12,546
Fund accounting fees	10,659
Trustee fees	77
Compliance services fees	46
Other fees	9,605

Total Gross Expenses before reductions	112,829
Less Expenses reduced by the Advisor	(20,217)

TOTAL NET EXPENSES	92,612

NET INVESTMENT INCOME (LOSS)	(72,292)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(327,959)
Net realized gains (losses) on futures contracts	(180,545)
Net realized gains (losses) on swap agreements	781,837
Change in net unrealized appreciation/depreciation on investments	252,814

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	526,147

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$453,855

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 37

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(72,292)	$(55,396)
Net realized gains (losses) on investments	273,333	205,224
Change in net unrealized appreciation/depreciation on investments	252,814	(292,903)

Change in net assets resulting from operations	453,855	(143,075)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	79,801,320	197,414,026
Value of shares redeemed	(75,590,840)	(195,672,112)

Change in net assets resulting from capital transactions	4,210,480	1,741,914

Change in net assets	4,664.335	1,598,839
NET ASSETS:
Beginning of period	4,413,582	2,814,743

End of period	$9,077,917	$4,413,582

Accumulated net investment income (loss)	$(272)	$(67)

SHARE TRANSACTIONS:
Issued	3,337,412	10,569,204
Redeemed	(3,209,596)	(10,530,714)

Change in shares	127,816	38,490

See accompanying notes to the financial statements.

38 :: ProFund VP Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$22.39	$17.75		$30.71	$37.24	$32.95

Investment Activities:
Net investment income (loss)(a)	(0.31)	(0.25)		(0.10)	0.06	0.17
Net realized and unrealized gains (losses) on investments	5.86	4.89	(b)	(9.82)	(0.82)	4.65

Total income (loss) from investment activities	5.55	4.64		(9.92)	(0.76)	4.82

Distributions to Shareholders From:
Net investment income	—	—		(0.08)	(0.28)	—
Net realized gains on investments	—	—		(2.96)	(5.49)	(0.53)

Total distributions	—	—		(3.04)	(5.77)	(0.53)

Net Asset Value, End of Period	$27.94	$22.39		$17.75	$30.71	$37.24

Total Return	24.79%	26.14%		(35.44)%	(2.21)%	14.75%

Ratios to Average Net Assets:
Gross expenses	2.05%	2.30%		1.65%	1.61%	1.59%
Net expenses	1.68%	1.73%	(c)	1.62%	1.56%	1.55%
Net investment income (loss)	(1.31)%	(1.34)%		(0.37)%	0.15%	0.47%

Supplemental Data:
Net assets, end of period (000’s)	$9,078	$4,414		$2,815	$68,525	$119,948
Portfolio turnover rate(d)	378%	840%		69%	40%	53%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Dow 30 :: 39

The ProFund VP Dow 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial AverageSM (“DJIA”). For the year ended December 31, 2010, the Fund had a total return of 10.21%, compared to a total return of 14.10%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Caterpillar Inc (+64.34%), McDonald’s Corp (+22.93%), and The Boeing Co (+20.56%), while the bottom three performers in this group were 3M Co (+4.39%), Exxon Mobil Corp (+7.23%), and Proctor & Gamble Co (+9.36%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Dow 30 from May 1, 2006 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Since Inception

ProFund VP Dow 30	10.21%	1.20%
Dow Jones Industrial Average	14.10%	3.20%

Expense Ratios**
Fund	Gross	Net

ProFund VP Dow 30	1.99%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average – Composition
% of Index

Industrial	22%
Consumer Non-Cyclical	18%
Technology	16%
Consumer Cyclical	11%
Energy	11%
Financial	10%
Communications	8%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: ProFund VP Dow 30 :: Financial Statements

Schedule of Portfolio Investments

Repurchase Agreements (77.7%)

	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $40,000 (Collateralized by $40,300 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $41,005)	$40,000	$40,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $40,001 (Collateralized by $42,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.21%‡–4.50%, 2/28/11-8/8/11, total value of $42,009)	40,000	40,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $40,001 (Collateralized by $43,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $42,928)	40,000	40,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $40,001 (Collateralized by $40,900 of various U.S. Treasury Obligations, 0.19%‡–4.50%, 2/28/11-9/15/12, total value of $41,122)	40,000	40,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $40,000 (Collateralized by $39,200 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $40,940)	40,000	40,000

TOTAL REPURCHASE AGREEMENTS
(Cost $200,000)		200,000

TOTAL INVESTMENT SECURITIES
(Cost $200,000)—77.7%		200,000
Net other assets (liabilities)—22.3%		57,290

NET ASSETS—100.0%		$257,290

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $70,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$151,026	$181
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	105,808	128

		$309

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Dow 30 :: 41

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$200,000

Repurchase agreements, at value	200,000

Total Investment Securities, at value	200,000
Cash	578
Interest receivable	1
Unrealized gain on swap agreements	309
Receivable for capital shares issued	57,154
Receivable from Advisor	459
Prepaid expenses	9

TOTAL ASSETS	258,510

LIABILITIES:
Administration fees payable	13
Administrative services fees payable	72
Distribution fees payable	245
Transfer agency fees payable	61
Fund accounting fees payable	26
Compliance services fees payable	1
Other accrued expenses	802

TOTAL LIABILITIES	1,220

NET ASSETS	$257,290

NET ASSETS CONSIST OF:
Capital	$603,345
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(346,364)
Net unrealized appreciation (depreciation) on investments	309

NET ASSETS	$257,290

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	9,608

Net Asset Value (offering and redemption price per share)	$26.78

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$1,357

EXPENSES:
Advisory fees	11,511
Management services fees	1,535
Administration fees	578
Transfer agency fees	840
Administrative services fees	272
Distribution fees	3,837
Custody fees	3,803
Fund accounting fees	1,113
Trustee fees	28
Compliance services fees	6
Other fees	3,058

Total Gross Expenses before reductions	26,581
Less Expenses reduced by the Advisor	(750)

TOTAL EXPENSES	25,831

NET INVESTMENT INCOME (LOSS)	(24,474)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(28,476)
Net realized gains (losses) on swap agreements	(878,137)
Change in net unrealized appreciation/depreciation on investments	(308)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(906,921)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(931,395)

See accompanying notes to the financial statements.

42 :: ProFund VP Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(24,474)	$(13,675)
Net realized gains (losses) on investments	(906,613)	(265,880)
Change in net unrealized appreciation/depreciation on investments	(308)	(5,395)

Change in net assets resulting from operations	(931,395)	(284,950)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(12,740)

Change in net assets resulting from distributions	—	(12,740)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	207,988,172	91,405,478
Dividends reinvested	—	12,740
Value of shares redeemed	(207,222,066)	(90,901,050)

Change in net assets resulting from capital transactions	766,106	517,168

Change in net assets	(165,289)	219,478
NET ASSETS:
Beginning of period	422,579	203,101

End of period	$257,290	$422,579

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	8,566,326	4,186,084
Reinvested	—	560
Redeemed	(8,574,107)	(4,178,393)

Change in shares	(7,781)	8,251

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Dow 30 :: 43

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

							Period
							May 1, 2006
	Year Ended		Year Ended		Year Ended	Year Ended	through
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$24.30		$22.23		$38.60	$34.26	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.39)		(0.38)		0.17	1.20	0.67
Net realized and unrealized gains (losses) on investments	2.87	(c)	4.17	(c)	(13.63)	3.23	3.59

Total income (loss) from investment activities	2.48		3.79		(13.46)	4.43	4.26

Distributions to Shareholders From:
Net investment income	—		(1.72)		(1.10)	(0.09)	—
Net realized gains on investments	—		—		(1.81)	—	—

Total distributions	—		(1.72)		(2.91)	(0.09)	—

Net Asset Value, End of Period	$26.78		$24.30		$22.23	$38.60	$34.26

Total Return	10.21%		17.58%		(36.73)%	12.94%	14.20%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.73%		1.99%		1.57%	1.39%	1.69%
Net expenses(e)	1.68%		1.77%	(f)	1.55%	1.34%	1.63%
Net investment income (loss)(e)	(1.59)%		(1.70)%		0.55%	3.27%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$257		$423		$203	$515	$6,032
Portfolio turnover rate(g)	—		—	(h)	7,356%	40,865%	6,548%	(d)

(a)	Period from commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of the fund shares during the period.

(g)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(h)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that did not include the purchase of equity securities.

See accompanying notes to the financial statements.

44 :: ProFund VP NASDAQ-100 :: Management Discussion of Fund Performance

The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2010, the Fund had a total return of 18.24%, compared to a total return of 20.16%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), Starbucks Corp (+39.33%), and Amazon.com Inc (+33.81%), while the bottom three performers in this group were Cisco Systems Inc (-15.50%), Microsoft Corp (-8.43%), and Teva Pharmaceutical Industries Ltd (-7.21%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP NASDAQ-100 from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP NASDAQ-100	18.24%	5.10%	-3.06%
NASDAQ-100 Index	20.16%	6.80%	-1.35%

Expense Ratios**
Fund	Gross	Net

ProFund VP NASDAQ-100	1.83%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	35%
Futures Contracts	16%
Swap Agreements	48%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	7.0%
Qualcomm, Inc.	1.6%
Google, Inc.—Class A	1.5%
Microsoft Corp.	1.4%
Oracle Corp.	1.1%

NASDAQ-100 Index – Composition
% of Index

Technology	47%
Communications	27%
Consumer Non-Cyclical	14%
Consumer Cyclical	8%
Industrial	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP NASDAQ-100 :: 45

Schedule of Portfolio Investments

Common Stocks (35.0%)
	Shares	Value

Activision Blizzard, Inc. (Software)	10,440	$129,874
Adobe Systems, Inc.* (Software)	4,840	148,975
Akamai Technologies, Inc.* (Internet)	1,760	82,808
Altera Corp. (Semiconductors)	4,280	152,282
Amazon.com, Inc.* (Internet)	2,880	518,400
Amgen, Inc.* (Biotechnology)	4,280	234,972
Apollo Group, Inc.—Class A* (Commercial Services)	1,440	56,866
Apple Computer, Inc.* (Computers)	12,440	4,012,647
Applied Materials, Inc. (Semiconductors)	6,720	94,416
Autodesk, Inc.* (Software)	2,280	87,096
Automatic Data Processing, Inc. (Software)	3,400	157,352
Baidu, Inc.ADR* (Internet)	2,680	258,701
Bed Bath & Beyond, Inc.* (Retail)	3,400	167,110
Biogen Idec, Inc.* (Biotechnology)	2,520	168,966
BMC Software, Inc.* (Software)	2,000	94,280
Broadcom Corp.—Class A (Semiconductors)	4,040	175,942
C.H. Robinson Worldwide, Inc. (Transportation)	1,600	128,304
CA, Inc. (Software)	4,760	116,334
Celgene Corp.* (Biotechnology)	4,520	267,313
Cephalon, Inc.* (Pharmaceuticals)	720	44,438
Cerner Corp.* (Software)	800	75,792
Check Point Software Technologies, Ltd.* (Internet)	2,000	92,520
Cisco Systems, Inc.* (Telecommunications)	19,240	389,225
Citrix Systems, Inc.* (Software)	2,160	147,766
Cognizant Technology Solutions Corp.* (Computers)	2,880	211,075
Comcast Corp.—Class A (Media)	14,080	309,338
Costco Wholesale Corp. (Retail)	2,200	158,862
Ctrip.com International, Ltd.ADR* (Internet)	1,480	59,866
Dell, Inc.* (Computers)	6,960	94,308
DENTSPLY International, Inc. (Healthcare-Products)	1,320	45,104
DIRECTV—Class A* (Media)	5,880	234,789
Dollar Tree, Inc.* (Retail)	1,280	71,782
eBay, Inc.* (Internet)	9,440	262,715
Electronic Arts, Inc.* (Software)	3,240	53,071
Expedia, Inc. (Internet)	2,640	66,238
Expeditors International of Washington, Inc. (Transportation)	2,040	111,384
Express Scripts, Inc.* (Pharmaceuticals)	4,560	246,468
F5 Networks, Inc.* (Internet)	760	98,922
Fastenal Co. (Distribution/Wholesale)	1,360	81,478
First Solar, Inc.* (Energy-Alternate Sources)	720	93,701
Fiserv, Inc.* (Software)	1,800	105,408
Flextronics International, Ltd.* (Electronics)	8,080	63,428
FLIR Systems, Inc.* (Electronics)	1,600	47,600
Garmin, Ltd. (Electronics)	1,760	54,542
Genzyme Corp.* (Biotechnology)	3,160	224,992
Gilead Sciences, Inc.* (Pharmaceuticals)	7,760	281,223
Google, Inc.—Class A* (Internet)	1,480	879,076
Henry Schein, Inc.* (Healthcare-Products)	880	54,023
Illumina, Inc.* (Biotechnology)	1,200	76,008
Infosys Technologies, Ltd.ADR (Software)	1,080	82,166
Intel Corp. (Semiconductors)	18,960	398,729
Intuit, Inc.* (Software)	3,840	189,312
Intuitive Surgical, Inc.* (Healthcare-Products)	400	103,100
Joy Global, Inc. (Machinery-Construction & Mining)	1,000	86,750
KLA-Tencor Corp. (Semiconductors)	1,960	75,734
Lam Research Corp.* (Semiconductors)	1,240	64,207
Liberty Media Holding Corp.-Interactive Series A* (Internet)	5,320	83,896
Life Technologies Corp.* (Biotechnology)	1,840	102,120
Linear Technology Corp. (Semiconductors)	2,920	101,003
Marvell Technology Group, Ltd.* (Semiconductors)	6,040	112,042
Mattel, Inc. (Toys/Games/Hobbies)	4,000	101,720
Maxim Integrated Products, Inc. (Semiconductors)	2,840	67,081
Microchip Technology, Inc. (Semiconductors)	1,520	51,999
Micron Technology, Inc.* (Semiconductors)	9,920	79,558
Microsoft Corp. (Software)	28,600	798,512
Millicom International Cellular S.A. (Telecommunications)	1,000	95,600
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,280	90,436
NetApp, Inc.* (Computers)	3,640	200,055
Netflix, Inc.* (Internet)	480	84,336
News Corp.—Class A (Media)	13,880	202,093
NII Holdings, Inc.—Class B* (Telecommunications)	1,600	71,456
NVIDIA Corp.* (Semiconductors)	5,480	84,392
O’Reilly Automotive, Inc.* (Retail)	1,360	82,171
Oracle Corp. (Software)	20,360	637,268
PACCAR, Inc. (Auto Manufacturers)	3,960	227,383
Paychex, Inc. (Commercial Services)	3,320	102,621
Priceline.com, Inc.* (Internet)	520	207,766
QIAGEN N.V.* (Biotechnology)	2,280	44,574
Qualcomm, Inc. (Telecommunications)	18,960	938,331
Research In Motion, Ltd.* (Computers)	5,080	295,301
Ross Stores, Inc. (Retail)	1,200	75,900
SanDisk Corp.* (Computers)	2,320	115,675
Seagate Technology LLC* (Computers)	4,560	68,537
Sears Holdings Corp.* (Retail)	1,120	82,600
Sigma-Aldrich Corp. (Chemicals)	1,120	74,547
Staples, Inc. (Retail)	4,720	107,474
Starbucks Corp. (Retail)	10,000	321,300
Stericycle, Inc.* (Environmental Control)	880	71,210
Symantec Corp.* (Internet)	7,880	131,911
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	7,040	366,995
Urban Outfitters, Inc.* (Retail)	1,560	55,864
VeriSign, Inc. (Internet)	1,560	50,965
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,080	72,862
Virgin Media, Inc. (Telecommunications)	3,200	87,168
Vodafone Group PLCADR (Telecommunications)	7,080	187,124
Warner Chilcott PLC—Class A (Pharmaceuticals)	2,440	55,046
Whole Foods Market, Inc.* (Food)	1,760	89,038
Wynn Resorts, Ltd. (Lodging)	1,320	137,069

See accompanying notes to the financial statements.

46 :: ProFund VP NASDAQ-100 :: Financial Statements

Common Stocks, Continued
	Shares	Value

Xilinx, Inc. (Semiconductors)	3,320	$96,214
Yahoo!, Inc.* (Internet)	6,080	101,110

TOTAL COMMON STOCKS
(Cost $6,525,794)		19,998,101

U.S. Treasury Obligations (10.1%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$5,763,000	$5,766,151

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,768,171)		5,766,151

Repurchase Agreements (42.6%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,055,004 (Collateralized by $1,057,700 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,076,209)	1,055,000	1,055,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,602,035 (Collateralized by $2,659,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $2,655,644)	2,602,000	2,602,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $20,170,269 (Collateralized by $20,392,600 of various U.S. Treasury Obligations, 0.19%‡–0.88%, 11/17/11-1/31/12, total value of $20,574,668)	20,170,000	20,170,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $473,003 (Collateralized by $474,740 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-1/15/12, total value of $482,496)	473,000	473,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,300,000)		24,300,000

TOTAL INVESTMENT SECURITIES
(Cost $36,593,965)—87.7%		50,064,252
Net other assets (liabilities)—12.3%		6,999,905

NET ASSETS—100.0%		$57,064,157

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $1,875,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/21/11 (Underlying notional amount at value $9,270,195)	209	$73,934

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$17,590,894	$(62,541)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	10,022,806	(54,962)

		$(117,503)

ProFund VP NASDAQ-100 invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Auto Manufacturers	$227,383	0.4%
Biotechnology	1,191,807	2.1%
Chemicals	74,547	0.1%
Commercial Services	159,487	0.3%
Computers	4,997,598	8.8%
Distribution/Wholesale	81,478	0.1%
Electronics	165,570	0.3%
Energy-Alternate Sources	93,701	0.2%
Environmental Control	71,210	0.1%
Food	89,038	0.2%
Healthcare-Products	202,227	0.4%
Internet	2,979,230	5.2%
Lodging	137,069	0.2%
Machinery-Construction & Mining	86,750	0.1%
Media	746,220	1.3%
Pharmaceuticals	1,084,606	1.9%
Retail	1,123,063	2.0%
Semiconductors	1,553,599	2.7%
Software	2,823,206	4.9%
Telecommunications	1,768,904	3.1%
Toys/Games/Hobbies	101,720	0.2%
Transportation	239,688	0.4%
Other**	37,066,056	65.0%

Total	$57,064,157	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 47

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$36,593,965

Securities, at value	25,764,252
Repurchase agreements, at value	24,300,000

Total Investment Securities, at value	50,064,252
Cash	308
Segregated cash balances with brokers	734,635
Dividends and interest receivable	5,540
Receivable for capital shares issued	6,612,787
Prepaid expenses	187

TOTAL ASSETS	57,417,709

LIABILITIES:
Payable for capital shares redeemed	99,145
Unrealized loss on swap agreements	117,503
Variation margin on futures contracts	31,350
Advisory fees payable	25,890
Management services fees payable	3,452
Administration fees payable	1,643
Administrative services fees payable	19,239
Distribution fees payable	16,436
Trustee fees payable	2
Transfer agency fees payable	4,601
Fund accounting fees payable	3,289
Compliance services fees payable	148
Other accrued expenses	30,854

TOTAL LIABILITIES	353,552

NET ASSETS	$57,064,157

NET ASSETS CONSIST OF:
Capital	$61,568,916
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(17,931,477)
Net unrealized appreciation (depreciation) on investments	13,426,718

NET ASSETS	$57,064,157

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,964,171

Net Asset Value (offering and redemption price per share)	$19.25

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$212,550
Interest	21,016

TOTAL INVESTMENT INCOME	233,566

EXPENSES:
Advisory fees	316,565
Management services fees	42,208
Administration fees	17,705
Transfer agency fees	25,247
Administrative services fees	133,806
Distribution fees	105,521
Custody fees	7,639
Fund accounting fees	34,269
Trustee fees	586
Compliance services fees	339
Other fees	67,879

Total Gross Expenses before reductions	751,764
Less Expenses reduced by the Advisor	(42,660)

TOTAL NET EXPENSES	709,104

NET INVESTMENT INCOME (LOSS)	(475,538)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	7,903,138
Net realized gains (losses) on futures contracts	1,586,670
Net realized gains (losses) on swap agreements	944,957
Change in net unrealized appreciation/depreciation on investments	(5,440,238)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,994,527

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,518,989

See accompanying notes to the financial statements.

48 :: ProFund VP NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(475,538)	$(473,893)
Net realized gains (losses) on investments	10,434,765	7,993,098
Change in net unrealized appreciation/depreciation on investments	(5,440,238)	11,011,700

Change in net assets resulting from operations	4,518,989	18,530,905

CAPITAL TRANSACTIONS:
Proceeds from shares issued	254,957,350	255,420,549
Value of shares redeemed	(256,158,282)	(242,528,301)

Change in net assets resulting from capital transactions	(1,200,932)	12,892,248

Change in net assets	3,318,057	31,423,153
NET ASSETS:
Beginning of period	53,746,100	22,322,947

End of period	$57,064,157	$53,746,100

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	15,020,740	19,740,689
Redeemed	(15,358,006)	(18,522,892)

Change in shares	(337,266)	1,217,797

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP NASDAQ-100 :: 49

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec.31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec.31, 2006

Net Asset Value, Beginning of Period	$16.28	$10.71	$18.62	$15.83	$15.01

Investment Activities:
Net investment income (loss)(a)	(0.19)	(0.15)	(0.16)	(0.12)	(0.16)
Net realized and unrealized gains (losses) on investments	3.16	5.72	(7.75)	2.91	0.98

Total income (loss) from investment activities	2.97	5.57	(7.91)	2.79	0.82

Net Asset Value, End of Period	$19.25	$16.28	$10.71	$18.62	$15.83

Total Return	18.24%	52.01%	(42.48)%	17.62%	5.46%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.83%	1.76%	1.69%	1.73%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)	(1.13)%	(1.13)%	(1.02)%	(0.68)%	(1.05)%

Supplemental Data:
Net assets, end of period (000’s)	$57,064	$53,746	$22,323	$109,947	$73,789
Portfolio turnover rate(b)	28%	238%	470%	336%	258%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

50 :: ProFund VP Large-Cap Value :: Management Discussion of Fund Performance

The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index. For the year ended December 31, 2010, the Fund had a total return of 12.89%, compared to a total return of 15.16%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Value Index is a market capitalization-weighted index comprised of stocks in the S&P 500 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Citigroup Inc (+42.90%), General Electric Co (+20.89%), and Chevron Corp (+18.52%), while the bottom three performers in this group were Bank of America Corp (-11.42%), Pfizer Inc (-3.74%), and Wal-Mart Stores Inc (+0.90%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from May 3, 2004 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Large-Cap Value	12.89%	-0.93%	1.43%
S&P 500/Citigroup Value Index[3]	15.16%	0.90%	3.53%

Expense Ratios**
Fund	Gross	Net

ProFund VP Large-Cap Value	1.89%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	6.6%
General Electric Co.	3.5%
Chevron Corp.	3.3%
J.P. Morgan Chase & Co.	3.0%
Pfizer, Inc.	2.5%

S&P 500/Citigroup Value Index – Composition
% of Index

Financial	28%
Energy	17%
Consumer Non-Cyclical	15%
Industrial	11%
Consumer Cyclical	9%
Communications	7%
Utilities	6%
Technology	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Large-Cap Value :: 51

Schedule of Portfolio Investments

Common Stocks (99.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	2,040	$176,052
Abercrombie & Fitch Co.—Class A (Retail)	204	11,757
ACE, Ltd. (Insurance)	2,040	126,990
Adobe Systems, Inc.* (Software)	1,428	43,954
Aetna, Inc. (Healthcare-Services)	2,448	74,688
AFLAC, Inc. (Insurance)	1,020	57,559
Air Products & Chemicals, Inc. (Chemicals)	612	55,661
Airgas, Inc. (Chemicals)	204	12,742
AK Steel Holding Corp. (Iron/Steel)	612	10,018
Alcoa, Inc. (Mining)	6,120	94,187
Allegheny Energy, Inc. (Electric)	1,020	24,725
Allegheny Technologies, Inc. (Iron/Steel)	408	22,513
Allstate Corp. (Insurance)	3,264	104,056
Altria Group, Inc. (Agriculture)	8,160	200,899
Ameren Corp. (Electric)	1,428	40,255
American Electric Power, Inc. (Electric)	2,856	102,759
American Express Co. (Diversified Financial Services)	2,856	122,580
American International Group, Inc.* (Insurance)	816	47,018
AmerisourceBergen Corp. (Pharmaceuticals)	816	27,842
Amgen, Inc.* (Biotechnology)	2,652	145,595
Anadarko Petroleum Corp. (Oil & Gas)	1,836	139,830
AON Corp. (Insurance)	2,040	93,860
Apache Corp. (Oil & Gas)	1,224	145,938
Apartment Investment and Management Co.—Class A (REIT)	408	10,543
Applied Materials, Inc. (Semiconductors)	4,896	68,789
Archer-Daniels-Midland Co. (Agriculture)	3,876	116,590
Assurant, Inc. (Insurance)	612	23,574
AT&T, Inc. (Telecommunications)	20,808	611,339
Automatic Data Processing, Inc. (Software)	1,020	47,206
AutoNation, Inc.* (Retail)	408	11,506
Avery Dennison Corp. (Household Products/Wares)	408	17,275
Baker Hughes, Inc. (Oil & Gas Services)	1,428	81,639
Bank of America Corp. (Banks)	60,996	813,687
Bank of New York Mellon Corp. (Banks)	7,548	227,950
Baxter International, Inc. (Healthcare-Products)	1,224	61,959
BB&T Corp. (Banks)	4,284	112,626
Becton, Dickinson & Co. (Healthcare-Products)	408	34,484
Bemis Co., Inc. (Packaging & Containers)	612	19,988
Berkshire Hathaway, Inc.—Class B* (Insurance)	10,404	833,464
Best Buy Co., Inc. (Retail)	816	27,981
Big Lots, Inc.* (Retail)	204	6,214
Boeing Co. (Aerospace/Defense)	1,836	119,817
Boston Properties, Inc. (REIT)	408	35,129
Boston Scientific Corp.* (Healthcare-Products)	9,180	69,493
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,692	124,244
CA, Inc. (Software)	816	19,943
Cabot Oil & Gas Corp. (Oil & Gas)	408	15,443
Campbell Soup Co. (Food)	612	21,267
Capital One Financial Corp. (Diversified Financial Services)	2,856	121,551
Cardinal Health, Inc. (Pharmaceuticals)	2,040	78,152
CareFusion Corp.* (Healthcare-Products)	1,428	36,700
Carnival Corp.—Class A (Leisure Time)	1,224	56,439
Caterpillar, Inc. (Machinery-Construction & Mining)	1,836	171,960
CBS Corp.—Class B (Media)	4,080	77,724
CenterPoint Energy, Inc. (Electric)	2,652	41,689
CenturyTel, Inc. (Telecommunications)	816	37,675
Cephalon, Inc.* (Pharmaceuticals)	204	12,591
Chesapeake Energy Corp. (Oil & Gas)	2,448	63,428
Chevron Corp. (Oil & Gas)	12,240	1,116,900
Chubb Corp. (Insurance)	1,836	109,499
Cincinnati Financial Corp. (Insurance)	1,020	32,324
Cintas Corp. (Textiles)	816	22,815
Cisco Systems, Inc.* (Telecommunications)	14,484	293,011
Citigroup, Inc.* (Diversified Financial Services)	175,848	831,761
Clorox Co. (Household Products/Wares)	408	25,818
CME Group, Inc. (Diversified Financial Services)	408	131,274
CMS Energy Corp. (Electric)	1,428	26,561
Comerica, Inc. (Banks)	1,020	43,085
Computer Sciences Corp. (Computers)	1,020	50,592
Compuware Corp.* (Software)	408	4,761
ConAgra Foods, Inc. (Food)	2,652	59,882
ConocoPhillips (Oil & Gas)	8,976	611,266
Consolidated Edison, Inc. (Electric)	1,836	91,011
Constellation Brands, Inc.* (Beverages)	1,020	22,593
Constellation Energy Group, Inc. (Electric)	1,224	37,491
Corning, Inc. (Telecommunications)	3,468	67,002
Costco Wholesale Corp. (Retail)	2,652	191,501
Coventry Health Care, Inc.* (Healthcare-Services)	816	21,542
CSX Corp. (Transportation)	816	52,722
CVS Caremark Corp. (Retail)	8,160	283,723
D.R. Horton, Inc. (Home Builders)	1,632	19,470
Danaher Corp. (Miscellaneous Manufacturing)	1,224	57,736
Dean Foods Co.* (Food)	1,020	9,017
Dell, Inc.* (Computers)	10,200	138,210
DENTSPLY International, Inc. (Healthcare-Products)	408	13,941
Devon Energy Corp. (Oil & Gas)	1,632	128,128
Discover Financial Services (Diversified Financial Services)	3,264	60,482
Dominion Resources, Inc. (Electric)	2,040	87,149
Dover Corp. (Miscellaneous Manufacturing)	612	35,771
DTE Energy Co. (Electric)	1,020	46,226
Duke Energy Corp. (Electric)	7,956	141,696
E*TRADE Financial Corp.* (Diversified Financial Services)	1,224	19,584
E.I. du Pont de Nemours & Co. (Chemicals)	2,244	111,931
Eastman Chemical Co. (Chemicals)	204	17,152
Eaton Corp. (Miscellaneous Manufacturing)	612	62,124
Edison International (Electric)	2,040	78,744
El Paso Corp. (Pipelines)	1,836	25,263
Electronic Arts, Inc.* (Software)	1,224	20,049
Emerson Electric Co. (Electrical Components & Equipment)	2,040	116,627
Entergy Corp. (Electric)	1,020	72,247
EOG Resources, Inc. (Oil & Gas)	816	74,591
EQT Corp. (Oil & Gas)	408	18,295
Equifax, Inc. (Commercial Services)	204	7,262

See accompanying notes to the financial statements.

52 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued
	Shares		Value

Exelon Corp. (Electric)	4,080		$169,891
Expeditors International of Washington, Inc. (Transportation)	612		33,415
Exxon Mobil Corp. (Oil & Gas)	30,600		2,237,472
Federated Investors, Inc.—Class B (Diversified Financial Services)	204		5,339
FedEx Corp. (Transportation)	1,836		170,766
Fidelity National Information Services, Inc. (Software)	1,632		44,700
Fifth Third Bancorp (Banks)	4,896		71,873
First Horizon National Corp.* (Banks)	1,428		16,828
FirstEnergy Corp. (Electric)	1,836		67,969
Fiserv, Inc.* (Software)	408		23,892
Fluor Corp. (Engineering & Construction)	408		27,034
Ford Motor Co.* (Auto Manufacturers)	9,384		157,557
Forest Laboratories, Inc.* (Pharmaceuticals)	612		19,572
Fortune Brands, Inc. (Household Products/Wares)	1,020		61,455
Franklin Resources, Inc. (Diversified Financial Services)	408		45,374
Frontier Communications Corp. (Telecommunications)	3,264		31,759
GameStop Corp.—Class A* (Retail)	816		18,670
Gannett Co., Inc. (Media)	1,428		21,549
General Dynamics Corp. (Aerospace/Defense)	1,020		72,379
General Electric Co. (Miscellaneous Manufacturing)	64,464		1,179,047
General Mills, Inc. (Food)	1,428		50,823
Genuine Parts Co. (Distribution/Wholesale)	1,020		52,367
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	3,060		40,208
H & R Block, Inc. (Commercial Services)	1,836		21,867
Halliburton Co. (Oil & Gas Services)	2,652		108,281
Harley-Davidson, Inc. (Leisure Time)	816		28,291
Harman International Industries, Inc.* (Home Furnishings)	204		9,445
Harris Corp. (Telecommunications)	408		18,482
Hartford Financial Services Group, Inc. (Insurance)	2,652		70,251
HCP, Inc. (REIT)	816		30,021
Health Care REIT, Inc. (REIT)	408		19,437
Heinz (H.J.) Co. (Food)	612		30,270
Helmerich & Payne, Inc. (Oil & Gas)	204		9,890
Hess Corp. (Oil & Gas)	1,836		140,527
Hewlett-Packard Co. (Computers)	6,324		266,240
Home Depot, Inc. (Retail)	9,996		350,460
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,632		86,757
Hormel Foods Corp. (Food)	204		10,457
Host Marriott Corp. (REIT)	2,244		40,100
Hudson City Bancorp, Inc. (Savings & Loans)	1,428		18,193
Humana, Inc.* (Healthcare-Services)	1,020		55,835
Huntington Bancshares, Inc. (Banks)	3,060		21,022
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,428		76,255
Integrys Energy Group, Inc. (Electric)	408		19,792
Intel Corp. (Semiconductors)	14,076		296,018
International Game Technology (Entertainment)	1,020		18,044
International Paper Co. (Forest Products & Paper)	2,652		72,240
Invesco, Ltd. (Diversified Financial Services)	1,428		34,358
Iron Mountain, Inc. (Commercial Services)	612		15,306
ITT Industries, Inc. (Miscellaneous Manufacturing)	612		31,891
J.C. Penney Co., Inc. (Retail)	1,428		46,139
J.P. Morgan Chase & Co. (Diversified Financial Services)	23,664		1,003,827
Jabil Circuit, Inc. (Electronics)	1,224		24,590
Jacobs Engineering Group, Inc.* (Engineering & Construction)	816		37,414
Janus Capital Group, Inc. (Diversified Financial Services)	612		7,938
JM Smucker Co. (Food)	816		53,570
Johnson & Johnson (Healthcare-Products)	6,732		416,374
Johnson Controls, Inc. (Auto Parts & Equipment)	4,080		155,856
Kellogg Co. (Food)	612		31,261
KeyCorp (Banks)	4,284		37,913
Kimberly-Clark Corp. (Household Products/Wares)	1,020		64,301
Kimco Realty Corp. (REIT)	1,632		29,441
KLA -Tencor Corp. (Semiconductors)	612		23,648
Kohls Corp.* (Retail)	816		44,341
Kraft Foods, Inc. (Food)	5,508		173,557
Kroger Co. (Food)	3,876		86,667
L-3 Communications Holdings, Inc. (Aerospace/Defense)	612		43,140
Legg Mason, Inc. (Diversified Financial Services)	1,020		36,995
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	816		18,572
Lennar Corp.—Class A (Home Builders)	408		7,650
Leucadia National Corp. (Holding Companies-Diversified)	408		11,905
Lexmark International, Inc.—Class A* (Computers)	408		14,207
Lincoln National Corp. (Insurance)	1,836		51,059
Lockheed Martin Corp. (Aerospace/Defense)	1,836		128,355
Loews Corp. (Insurance)	1,836		71,439
Lorillard, Inc. (Agriculture)	408		33,480
Lowe’s Cos., Inc. (Retail)	8,364		209,769
LSI Logic Corp.* (Semiconductors)	2,040		12,220
M&T Bank Corp. (Banks)	816		71,033
Macy’s, Inc. (Retail)	1,020		25,806
Marathon Oil Corp. (Oil & Gas)	4,284		158,637
Marriott International, Inc.—Class A (Lodging)	–	(a)	13
Marsh & McLennan Cos., Inc. (Insurance)	3,264		89,238
Marshall & Ilsley Corp. (Banks)	3,264		22,587
Masco Corp. (Building Materials)	2,244		28,409
Mattel, Inc. (Toys/Games/Hobbies)	816		20,751
McCormick & Co., Inc. (Food)	408		18,984
McGraw-Hill Cos., Inc. (Media)	816		29,711
McKesson Corp. (Commercial Services)	1,632		114,860
MeadWestvaco Corp. (Forest Products & Paper)	1,020		26,683
Medtronic, Inc. (Healthcare-Products)	2,448		90,796
MEMC Electronic Materials, Inc.* (Semiconductors)	1,428		16,079
Merck & Co., Inc. (Pharmaceuticals)	6,528		235,269
Meredith Corp. (Media)	204		7,069

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 53

Common Stocks, continued
	Shares	Value

MetLife, Inc. (Insurance)	5,508	$244,775
Molex, Inc. (Electrical Components & Equipment)	612	13,905
Molson Coors Brewing Co.—Class B (Beverages)	1,020	51,194
Monsanto Co. (Agriculture)	1,428	99,446
Monster Worldwide, Inc.* (Internet)	408	9,641
Moody’s Corp. (Commercial Services)	612	16,242
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,180	249,788
Motorola, Inc.* (Telecommunications)	14,280	129,520
Murphy Oil Corp. (Oil & Gas)	612	45,625
Nabors Industries, Ltd.* (Oil & Gas)	1,632	38,287
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	816	19,347
National Semiconductor Corp. (Semiconductors)	816	11,228
Newell Rubbermaid, Inc. (Housewares)	1,836	33,378
News Corp.—Class A (Media)	5,712	83,167
NextEra Energy, Inc. (Electric)	2,448	127,272
Nicor, Inc. (Gas)	204	10,184
NiSource, Inc. (Electric)	1,632	28,756
Noble Energy, Inc. (Oil & Gas)	612	52,681
Norfolk Southern Corp. (Transportation)	1,224	76,892
Northeast Utilities System (Electric)	1,020	32,518
Northern Trust Corp. (Banks)	1,020	56,518
Northrop Grumman Corp. (Aerospace/Defense)	1,836	118,936
Novell, Inc.* (Software)	2,040	12,077
Novellus Systems, Inc.* (Semiconductors)	204	6,593
NRG Energy, Inc.* (Electric)	1,428	27,903
Nucor Corp. (Iron/Steel)	1,836	80,454
NVIDIA Corp.* (Semiconductors)	1,428	21,991
NYSE Euronext (Diversified Financial Services)	1,632	48,927
Occidental Petroleum Corp. (Oil & Gas)	2,448	240,149
Omnicom Group, Inc. (Advertising)	612	28,030
ONEOK, Inc. (Gas)	612	33,948
Owens-Illinois, Inc.* (Packaging & Containers)	1,020	31,314
PACCAR, Inc. (Auto Manufacturers)	1,224	70,282
Parker Hannifin Corp. (Miscellaneous Manufacturing)	408	35,210
Paychex, Inc. (Commercial Services)	816	25,223
People’s United Financial, Inc. (Banks)	2,244	31,438
Pepco Holdings, Inc. (Electric)	1,428	26,061
PerkinElmer, Inc. (Electronics)	408	10,535
Pfizer, Inc. (Pharmaceuticals)	48,552	850,145
PG&E Corp. (Electric)	2,448	117,112
Pinnacle West Capital Corp. (Electric)	612	25,367
Pitney Bowes, Inc. (Office/Business Equipment)	1,224	29,596
Plum Creek Timber Co., Inc. (Forest Products & Paper)	612	22,919
PNC Financial Services Group (Banks)	3,264	198,190
PPG Industries, Inc. (Chemicals)	408	34,301
PPL Corp. (Electric)	2,856	75,170
Principal Financial Group, Inc. (Insurance)	2,040	66,422
Procter & Gamble Co. (Cosmetics/Personal Care)	8,772	564,303
Progress Energy, Inc. (Electric)	1,836	79,829
Progressive Corp. (Insurance)	4,080	81,070
ProLogis (REIT)	3,468	50,078
Prudential Financial, Inc. (Insurance)	2,856	167,676
Public Service Enterprise Group, Inc. (Electric)	3,060	97,339
Public Storage, Inc. (REIT)	408	41,379
Pulte Group, Inc.* (Home Builders)	2,040	15,341
QEP Resources, Inc. (Oil & Gas)	1,020	37,036
Quanta Services, Inc.* (Commercial Services)	1,224	24,382
Quest Diagnostics, Inc. (Healthcare-Services)	408	22,020
R.R. Donnelley & Sons Co. (Commercial Services)	1,224	21,383
RadioShack Corp. (Retail)	612	11,316
Range Resources Corp. (Oil & Gas)	408	18,352
Raytheon Co. (Aerospace/Defense)	1,224	56,720
Regions Financial Corp. (Banks)	7,548	52,836
Republic Services, Inc. (Environmental Control)	816	24,366
Reynolds American, Inc. (Agriculture)	1,020	33,272
Robert Half International, Inc. (Commercial Services)	408	12,485
Rowan Cos., Inc.* (Oil & Gas)	816	28,487
Ryder System, Inc. (Transportation)	408	21,477
Safeway, Inc. (Food)	2,244	50,468
SAIC, Inc.* (Commercial Services)	1,020	16,177
Sara Lee Corp. (Food)	1,836	32,148
SCANA Corp. (Electric)	612	24,847
Sealed Air Corp. (Packaging & Containers)	1,020	25,959
Sears Holdings Corp.* (Retail)	204	15,045
Sempra Energy (Gas)	1,428	74,941
Sherwin-Williams Co. (Chemicals)	204	17,085
SLM Corp.* (Diversified Financial Services)	2,856	35,957
Snap-on, Inc. (Hand/Machine Tools)	204	11,542
Southern Co. (Electric)	3,060	116,984
Southwest Airlines Co. (Airlines)	2,244	29,127
Spectra Energy Corp. (Pipelines)	2,040	50,980
Sprint Nextel Corp.* (Telecommunications)	18,156	76,800
Stanley Black & Decker, Inc. (Hand/Machine Tools)	408	27,283
Staples, Inc. (Retail)	2,244	51,096
State Street Corp. (Banks)	3,060	141,800
Sunoco, Inc. (Oil & Gas)	816	32,893
SunTrust Banks, Inc. (Banks)	3,060	90,301
SuperValu, Inc. (Food)	1,224	11,787
Sysco Corp. (Food)	3,468	101,959
Target Corp. (Retail)	1,836	110,399
TECO Energy, Inc. (Electric)	1,224	21,787
Tellabs, Inc. (Telecommunications)	2,244	15,214
Teradyne, Inc.* (Semiconductors)	408	5,728
Tesoro Petroleum Corp.* (Oil & Gas)	816	15,129
Textron, Inc. (Miscellaneous Manufacturing)	1,632	38,580
The AES Corp.* (Electric)	4,080	49,694
The Charles Schwab Corp. (Diversified Financial Services)	3,264	55,847
The Dow Chemical Co. (Chemicals)	6,936	236,795
The Gap, Inc. (Retail)	1,224	27,099
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,060	514,570
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,428	16,922
The Hershey Co. (Food)	408	19,237
The Travelers Cos., Inc. (Insurance)	2,856	159,108
The Williams Cos., Inc. (Pipelines)	3,468	85,729
Thermo Fisher Scientific, Inc.* (Electronics)	1,020	56,467

See accompanying notes to the financial statements.

54 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value

Time Warner Cable, Inc. (Media)	816	$53,880
Time Warner, Inc. (Media)	6,732	216,568
Titanium Metals Corp.* (Mining)	408	7,009
Torchmark Corp. (Insurance)	408	24,374
Total System Services, Inc. (Software)	612	9,413
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,632	67,630
Tyson Foods, Inc.—Class A (Food)	1,836	31,616
U.S. Bancorp (Banks)	11,628	313,607
Union Pacific Corp. (Transportation)	1,224	113,416
United Parcel Service, Inc.—Class B (Transportation)	2,856	207,288
United States Steel Corp. (Iron/Steel)	612	35,753
United Technologies Corp. (Aerospace/Defense)	2,040	160,589
UnitedHealth Group, Inc. (Healthcare-Services)	6,732	243,092
UnumProvident Corp. (Insurance)	1,836	44,468
V.F. Corp. (Apparel)	204	17,581
Valero Energy Corp. (Oil & Gas)	3,468	80,180
VeriSign, Inc. (Internet)	408	13,329
Verizon Communications, Inc. (Telecommunications)	10,200	364,956
Vornado Realty Trust (REIT)	612	50,998
Vulcan Materials Co. (Building Materials)	816	36,198
Wal-Mart Stores, Inc. (Retail)	11,832	638,100
Walgreen Co. (Retail)	5,508	214,592
Walt Disney Co. (Media)	5,304	198,953
Waste Management, Inc. (Environmental Control)	1,836	67,693
WellPoint, Inc.* (Healthcare-Services)	2,448	139,193
Wells Fargo & Co. (Banks)	16,116	499,435
Weyerhaeuser Co. (Forest Products & Paper)	3,264	61,788
Whirlpool Corp. (Home Furnishings)	408	36,243
Windstream Corp. (Telecommunications)	1,224	17,063
Wisconsin Energy Corp. (Electric)	408	24,015
Xcel Energy, Inc. (Electric)	2,856	67,259
Xerox Corp. (Office/Business Equipment)	8,364	96,353
XL Group PLC (Insurance)	2,040	44,513
Yahoo!, Inc.* (Internet)	4,080	67,850
Zimmer Holdings, Inc.* (Healthcare-Products)	408	21,901
Zions Bancorp (Banks)	1,020	24,715

TOTAL COMMON STOCKS
(Cost $27,181,267)		33,886,487

TOTAL INVESTMENT SECURITIES
(Cost $27,181,267)—99.9%		33,886,487
Net other assets (liabilities)—0.1%		38,475

NET ASSETS—100.0%		$33,924,962

*	Non-income producing security
(a)	Amount is less than 1.

ProFund VP Large-Cap Value invested in the following industries as of December 31, 2010:

	Value	% of Net Assets

Advertising	$28,030	0.1%
Aerospace/Defense	699,936	2.1%
Agriculture	483,687	1.4%
Airlines	29,127	0.1%
Apparel	17,581	0.1%
Auto Manufacturers	227,839	0.7%
Auto Parts & Equipment	172,778	0.5%
Banks	2,847,444	8.4%
Beverages	73,787	0.2%
Biotechnology	145,595	0.4%
Building Materials	64,607	0.2%
Chemicals	485,667	1.4%
Commercial Services	275,187	0.8%
Computers	469,249	1.4%
Cosmetics/Personal Care	564,303	1.7%
Distribution/Wholesale	52,367	0.1%
Diversified Financial Services	3,385,707	10.0%
Electric	1,990,118	5.9%
Electrical Components & Equipment	130,532	0.4%
Electronics	91,592	0.3%
Engineering & Construction	64,448	0.2%
Entertainment	18,044	0.1%
Environmental Control	92,059	0.3%
Food	792,970	2.3%
Forest Products & Paper	183,630	0.5%
Gas	119,073	0.3%
Hand/Machine Tools	38,825	0.1%
Healthcare-Products	745,648	2.2%
Healthcare-Services	556,370	1.6%
Holding Companies-Diversified	11,905	NM
Home Builders	42,461	0.1%
Home Furnishings	45,688	0.1%
Household Products/Wares	168,849	0.5%
Housewares	33,378	0.1%
Insurance	2,542,737	7.5%
Internet	90,820	0.3%
Iron/Steel	148,738	0.4%
Leisure Time	84,730	0.2%
Lodging	13	NM
Machinery-Construction & Mining	171,960	0.5%
Media	688,621	2.0%
Mining	101,196	0.3%
Miscellaneous Manufacturing	1,865,625	5.5%
Office/Business Equipment	125,949	0.4%
Oil & Gas	5,449,164	16.0%
Oil & Gas Services	189,920	0.5%
Packaging & Containers	77,261	0.2%
Pharmaceuticals	1,347,815	4.0%
Pipelines	161,972	0.5%
REIT	307,126	0.9%
Retail	2,295,514	6.8%
Savings & Loans	18,193	0.1%
Semiconductors	462,294	1.4%
Software	225,995	0.7%
Telecommunications	1,662,821	4.9%
Textiles	22,815	0.1%
Toys/Games/Hobbies	20,751	0.1%
Transportation	675,976	2.0%
Other**	38,475	0.1%

Total	$33,924,962	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 55

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$27,181,267

Securities, at value	33,886,487

Total Investment Securities, at value	33,886,487
Dividends receivable	34,257
Receivable for capital shares issued	9,958,234
Prepaid expenses	168

TOTAL ASSETS	43,879,146

LIABILITIES:
Cash overdraft	267,673
Payable for investments purchased	9,635,544
Advisory fees payable	11,744
Management services fees payable	1,566
Administration fees payable	799
Administrative services fees payable	7,783
Distribution fees payable	5,943
Trustee fees payable	1
Transfer agency fees payable	2,798
Fund accounting fees payable	1,599
Compliance services fees payable	83
Other accrued expenses	18,651

TOTAL LIABILITIES	9,954,184

NET ASSETS	$33,924,962

NET ASSETS CONSIST OF:
Capital	$43,592,392
Accumulated net investment income (loss)	234,226
Accumulated net realized gains (losses) on investments	(16,606,876)
Net unrealized appreciation (depreciation) on investments	6,705,220

NET ASSETS	$33,924,962

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,395,660

Net Asset Value (offering and redemption price per share)	$24.31

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$782,408
Interest	63

TOTAL INVESTMENT INCOME	782,471

EXPENSES:
Advisory fees	244,725
Management services fees	32,630
Administration fees	13,799
Transfer agency fees	19,488
Administrative services fees	111,494
Distribution fees	81,575
Custody fees	47,370
Fund accounting fees	28,178
Trustee fees	461
Compliance services fees	262
Other fees	35,010

Total Gross Expenses before reductions	614,992
Less Expenses reduced by the Advisor	(66,807)

TOTAL NET EXPENSES	548,185

NET INVESTMENT INCOME (LOSS)	234,286

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,057,123
Change in net unrealized appreciation/depreciation on investments	191,494

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,248,617

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,482,903

See accompanying notes to the financial statements.

56 :: ProFund VP Large-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$234,286	$379,799
Net realized gains (losses) on investments	3,057,123	(302,658)
Change in net unrealized appreciation/depreciation on investments	191,494	5,584,737

Change in net assets resulting from operations	3,482,903	5,661,878

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(379,799)	(728,606)

Change in net assets resulting from distributions	(379,799)	(728,606)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	109,648,222	67,775,602
Dividends reinvested	379,799	728,606
Value of shares redeemed	(108,738,470)	(77,099,135)

Change in net assets resulting from capital transactions	1,289,551	(8,594,927)

Change in net assets	4,392,655	(3,661,655)
NET ASSETS:
Beginning of period	29,532,307	33,193,962

End of period	$33,924,962	$29,532,307

Accumulated net investment income (loss)	$234,226	$379,799

SHARE TRANSACTIONS:
Issued	4,906,966	3,663,426
Reinvested	16,865	34,515
Redeemed	(4,886,708)	(4,131,894)

Change in shares	37,123	(433,953)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Large-Cap Value :: 57

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec.31, 2006

Net Asset Value, Beginning of Period	$21.74	$18.52	$37.43	$40.02	$34.26

Investment Activities:
Net investment income (loss)(a)	0.16	0.24	0.49	0.32	0.24
Net realized and unrealized gains (losses) on investments	2.63	3.35	(14.16)	(0.16)	6.09

Total income (loss) from investment activities	2.79	3.59	(13.67)	0.16	6.33

Distributions to Shareholders From:
Net investment income	(0.22)	(0.37)	(0.62)	(0.28)	(0.06)
Net realized gains on investments	—	—	(4.62)	(2.47)	(0.51)

Total distributions	(0.22)	(0.37)	(5.24)	(2.75)	(0.57)

Net Asset Value, End of Period	$24.31	$21.74	$18.52	$37.43	$40.02

Total Return	12.89%	19.47%	(40.46)%	0.15%	18.67%

Ratios to Average Net Assets:
Gross expenses	1.88%	1.89%	1.82%	1.72%	1.74%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)	0.72%	1.26%	1.69%	0.77%	0.66%

Supplemental Data:
Net assets, end of period (000’s)	$33,925	$29,532	$33,194	$70,937	$156,784
Portfolio turnover rate(b)	329%	217%	304%	250%	277%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

58 :: ProFund VP Large-Cap Growth :: Management Discussion of Fund Performance

The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index. For the year ended December 31, 2010, the Fund had a total return of 13.18%, compared to a total return of 15.11%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Growth Index is a market capitalization-weighted index comprised of stocks in the S&P 500 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), Schlumberger Ltd (+28.28%), and Oracle Corp (+27.60%), while the bottom three performers in this group were Microsoft Corp (-8.43%), Google Inc Class A (-4.20%), and Johnson & Johnson (-3.97%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from May 3, 2004 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Large-Cap Growth	13.18%	2.01%	2.44%
S&P 500/Citigroup Growth Index[3]	15.11%	3.61%	4.18%

Expense Ratios**
Fund	Gross	Net

ProFund VP Large-Cap Growth	1.84%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	5.0%
Microsoft Corp.	3.6%
International Business Machines Corp.	3.1%
Coca-Cola Co.	2.6%
Google, Inc.—Class A	2.4%

S&P 500/Citigroup Growth Index – Composition
% of Index

Consumer Non-Cyclical	27%
Technology	22%
Communications	16%
Industrial	11%
Consumer Cyclical	8%
Energy	7%
Financial	5%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Growth Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Large-Cap Growth :: 59

Schedule of Portfolio Investments

Common Stocks (99.8%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	2,520	$217,476
Abbott Laboratories (Pharmaceuticals)	9,660	462,811
Abercrombie & Fitch Co.—Class A (Retail)	420	24,205
Adobe Systems, Inc.* (Software)	1,680	51,710
Advanced Micro Devices, Inc.* (Semiconductors)	3,570	29,203
AFLAC, Inc. (Insurance)	1,680	94,802
Agilent Technologies, Inc.* (Electronics)	2,100	87,003
Air Products & Chemicals, Inc. (Chemicals)	630	57,298
Airgas, Inc. (Chemicals)	210	13,117
Akamai Technologies, Inc.* (Internet)	1,050	49,402
Allegheny Technologies, Inc. (Iron/Steel)	210	11,588
Allergan, Inc. (Pharmaceuticals)	1,890	129,786
Altera Corp. (Semiconductors)	1,890	67,246
Altria Group, Inc. (Agriculture)	4,620	113,744
Amazon.com, Inc.* (Internet)	2,100	378,000
American Express Co. (Diversified Financial Services)	3,570	153,224
American Tower Corp.* (Telecommunications)	2,520	130,133
Ameriprise Financial, Inc. (Diversified Financial Services)	1,470	84,598
AmerisourceBergen Corp. (Pharmaceuticals)	840	28,661
Amgen, Inc.* (Biotechnology)	3,150	172,935
Amphenol Corp.—Class A (Electronics)	1,050	55,419
Anadarko Petroleum Corp. (Oil & Gas)	1,050	79,968
Analog Devices, Inc. (Semiconductors)	1,890	71,196
Apache Corp. (Oil & Gas)	1,260	150,230
Apartment Investment and Management Co.—Class A (REIT)	420	10,853
Apollo Group, Inc.—Class A* (Commercial Services)	840	33,172
Apple Computer, Inc.* (Computers)	5,670	1,828,915
Applied Materials, Inc. (Semiconductors)	3,150	44,258
AT&T, Inc. (Telecommunications)	15,330	450,395
Autodesk, Inc.* (Software)	1,470	56,154
Automatic Data Processing, Inc. (Software)	1,890	87,469
AutoZone, Inc.* (Retail)	210	57,244
Avalonbay Communities, Inc. (REIT)	630	70,906
Avery Dennison Corp. (Household Products/Wares)	210	8,891
Avon Products, Inc. (Cosmetics/Personal Care)	2,730	79,334
Baker Hughes, Inc. (Oil & Gas Services)	1,260	72,034
Ball Corp. (Packaging & Containers)	630	42,872
Bard (C.R.), Inc. (Healthcare-Products)	630	57,815
Baxter International, Inc. (Healthcare-Products)	2,310	116,932
Becton, Dickinson & Co. (Healthcare-Products)	840	70,997
Bed Bath & Beyond, Inc.* (Retail)	1,680	82,572
Best Buy Co., Inc. (Retail)	1,260	43,205
Big Lots, Inc.* (Retail)	210	6,397
Biogen Idec, Inc.* (Biotechnology)	1,470	98,563
BMC Software, Inc.* (Software)	1,050	49,497
Boeing Co. (Aerospace/Defense)	2,730	178,160
Boston Properties, Inc. (REIT)	420	36,162
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,670	150,142
Broadcom Corp.—Class A (Semiconductors)	2,730	118,891
Brown-Forman Corp. (Beverages)	630	43,861
C.H. Robinson Worldwide, Inc. (Transportation)	1,050	84,199
CA, Inc. (Software)	1,680	41,059
Cablevision Systems Corp.—Class A (Media)	1,470	49,745
Cabot Oil & Gas Corp. (Oil & Gas)	210	7,949
Cameron International Corp.* (Oil & Gas Services)	1,470	74,573
Campbell Soup Co. (Food)	630	21,893
Carmax, Inc.* (Retail)	1,470	46,864
Carnival Corp.—Class A (Leisure Time)	1,260	58,099
Caterpillar, Inc. (Machinery-Construction & Mining)	2,100	196,686
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,890	38,707
Celgene Corp.* (Biotechnology)	2,940	173,872
CenturyTel, Inc. (Telecommunications)	840	38,783
Cephalon, Inc.* (Pharmaceuticals)	210	12,961
Cerner Corp.* (Software)	420	39,791
CF Industries Holdings, Inc. (Chemicals)	420	56,763
Chesapeake Energy Corp. (Oil & Gas)	1,470	38,088
CIGNA Corp. (Insurance)	1,680	61,589
Cisco Systems, Inc.* (Telecommunications)	19,530	395,092
Citrix Systems, Inc.* (Software)	1,260	86,197
Cliffs Natural Resources, Inc. (Iron/Steel)	840	65,528
Clorox Co. (Household Products/Wares)	630	39,866
Coach, Inc. (Apparel)	1,890	104,536
Coca-Cola Co. (Beverages)	14,490	953,007
Coca-Cola Enterprises, Inc. (Beverages)	2,100	52,563
Cognizant Technology Solutions Corp.* (Computers)	1,890	138,518
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,940	236,288
Comcast Corp.—Class A (Media)	17,220	378,323
Compuware Corp.* (Software)	840	9,803
CONSOL Energy, Inc. (Coal)	1,470	71,648
Corning, Inc. (Telecommunications)	6,090	117,659
CSX Corp. (Transportation)	1,470	94,977
Cummins, Inc. (Machinery-Diversified)	1,260	138,613
Danaher Corp. (Miscellaneous Manufacturing)	2,100	99,057
Darden Restaurants, Inc. (Retail)	840	39,010
DaVita, Inc.* (Healthcare-Services)	630	43,779
Deere & Co. (Machinery-Diversified)	2,730	226,726
Denbury Resources, Inc.* (Oil & Gas)	2,520	48,107
DENTSPLY International, Inc. (Healthcare-Products)	630	21,527
Devon Energy Corp. (Oil & Gas)	1,050	82,435
DeVry, Inc. (Commercial Services)	420	20,152
Diamond Offshore Drilling, Inc. (Oil & Gas)	420	28,085
DIRECTV—Class A* (Media)	5,250	209,632
Discovery Communications, Inc.—Class A* (Media)	1,680	70,056
Dominion Resources, Inc. (Electric)	1,470	62,798
Dover Corp. (Miscellaneous Manufacturing)	630	36,824
Dr. Pepper Snapple Group, Inc. (Beverages)	1,470	51,685
Dun & Bradstreet Corp. (Software)	210	17,239
E.I. du Pont de Nemours & Co. (Chemicals)	3,360	167,597
Eastman Chemical Co. (Chemicals)	210	17,657
Eaton Corp. (Miscellaneous Manufacturing)	420	42,634
eBay, Inc.* (Internet)	7,140	198,706
Ecolab, Inc. (Chemicals)	1,470	74,117
El Paso Corp. (Pipelines)	2,520	34,675
Electronic Arts, Inc.* (Software)	840	13,759
See accompanying notes to the financial statements.

60 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value

Eli Lilly & Co. (Pharmaceuticals)	6,300	$220,752
EMC Corp.* (Computers)	12,810	293,349
Emerson Electric Co. (Electrical Components & Equipment)	2,520	144,068
EOG Resources, Inc. (Oil & Gas)	630	57,588
EQT Corp. (Oil & Gas)	420	18,833
Equifax, Inc. (Commercial Services)	420	14,952
Equity Residential (REIT)	1,680	87,276
Expedia, Inc. (Internet)	1,260	31,613
Expeditors International of Washington, Inc. (Transportation)	840	45,864
Express Scripts, Inc.* (Pharmaceuticals)	3,360	181,608
F5 Networks, Inc.* (Internet)	420	54,667
Family Dollar Stores, Inc. (Retail)	840	41,756
Fastenal Co. (Distribution/Wholesale)	840	50,324
Federated Investors, Inc.—Class B (Diversified Financial Services)	420	10,991
First Solar, Inc.* (Energy-Alternate Sources)	420	54,659
Fiserv, Inc.* (Software)	630	36,893
FLIR Systems, Inc.* (Electronics)	1,050	31,238
Flowserve Corp. (Machinery-Diversified)	420	50,072
Fluor Corp. (Engineering & Construction)	630	41,744
FMC Corp. (Chemicals)	420	33,554
FMC Technologies, Inc.* (Oil & Gas Services)	840	74,684
Ford Motor Co.* (Auto Manufacturers)	13,650	229,183
Forest Laboratories, Inc.* (Pharmaceuticals)	1,260	40,295
Franklin Resources, Inc. (Diversified Financial Services)	630	70,062
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,940	353,065
Frontier Communications Corp. (Telecommunications)	2,940	28,606
General Dynamics Corp. (Aerospace/Defense)	1,260	89,410
General Mills, Inc. (Food)	2,520	89,687
Genzyme Corp.* (Biotechnology)	1,680	119,616
Gilead Sciences, Inc.* (Pharmaceuticals)	5,040	182,650
Goodrich Corp. (Aerospace/Defense)	840	73,979
Google, Inc.—Class A* (Internet)	1,470	873,136
Halliburton Co. (Oil & Gas Services)	2,940	120,040
Harley-Davidson, Inc. (Leisure Time)	630	21,842
Harman International Industries, Inc.* (Home Furnishings)	210	9,723
Harris Corp. (Telecommunications)	420	19,026
Hasbro, Inc. (Toys/Games/Hobbies)	840	39,631
HCP, Inc. (REIT)	1,050	38,630
Health Care REIT, Inc. (REIT)	420	20,009
Heinz (H.J.) Co. (Food)	1,260	62,320
Helmerich & Payne, Inc. (Oil & Gas)	420	20,362
Hewlett-Packard Co. (Computers)	7,560	318,276
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,150	167,454
Hormel Foods Corp. (Food)	210	10,765
Hospira, Inc.* (Pharmaceuticals)	1,050	58,474
Host Marriott Corp. (REIT)	1,890	33,774
Hudson City Bancorp, Inc. (Savings & Loans)	1,890	24,079
Huntington Bancshares, Inc. (Banks)	1,470	10,099
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,680	89,712
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,100	98,889
Intel Corp. (Semiconductors)	20,160	423,965
IntercontinentalExchange, Inc.* (Diversified Financial Services)	420	50,043
International Business Machines Corp. (Computers)	7,770	1,140,325
International Flavors & Fragrances, Inc. (Chemicals)	420	23,348
International Game Technology (Entertainment)	840	14,860
Interpublic Group of Cos., Inc.* (Advertising)	2,940	31,223
Intuit, Inc.* (Software)	1,680	82,824
Intuitive Surgical, Inc.* (Healthcare-Products)	210	54,127
Invesco, Ltd. (Diversified Financial Services)	1,260	30,316
Iron Mountain, Inc. (Commercial Services)	630	15,756
ITT Industries, Inc. (Miscellaneous Manufacturing)	630	32,829
Janus Capital Group, Inc. (Diversified Financial Services)	630	8,171
JDS Uniphase Corp.* (Telecommunications)	1,470	21,286
Johnson & Johnson (Healthcare-Products)	10,290	636,436
Juniper Networks, Inc.* (Telecommunications)	3,150	116,298
Kellogg Co. (Food)	1,050	53,634
KeyCorp (Banks)	1,050	9,293
Kimberly-Clark Corp. (Household Products/Wares)	1,470	92,669
Kimco Realty Corp. (REIT)	840	15,154
KLA -Tencor Corp. (Semiconductors)	420	16,229
Kohls Corp.* (Retail)	1,050	57,057
Kraft Foods, Inc. (Food)	5,250	165,427
Laboratory Corp. of America Holdings* (Healthcare-Services)	630	55,390
Lennar Corp.—Class A (Home Builders)	420	7,875
Leucadia National Corp. (Holding Companies-Diversified)	630	18,383
Life Technologies Corp.* (Biotechnology)	1,260	69,930
Limited, Inc. (Retail)	1,680	51,626
Linear Technology Corp. (Semiconductors)	1,470	50,847
Lorillard, Inc. (Agriculture)	420	34,465
LSI Logic Corp.* (Semiconductors)	1,680	10,063
Macy’s, Inc. (Retail)	1,680	42,504
Marriott International, Inc.—Class A (Lodging)	1,680	69,801
Massey Energy Co. (Coal)	630	33,800
MasterCard, Inc.—Class A (Software)	630	141,189
Mattel, Inc. (Toys/Games/Hobbies)	1,470	37,382
McAfee, Inc.* (Internet)	1,050	48,626
McCormick & Co., Inc. (Food)	420	19,543
McDonald’s Corp. (Retail)	6,510	499,708
McGraw-Hill Cos., Inc. (Media)	1,050	38,231
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,260	78,435
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,730	167,267
Medtronic, Inc. (Healthcare-Products)	4,200	155,778
Merck & Co., Inc. (Pharmaceuticals)	12,390	446,536
Meredith Corp. (Media)	210	7,277
MetroPCS Communications, Inc.* (Telecommunications)	1,680	21,218
Microchip Technology, Inc. (Semiconductors)	1,260	43,105
Micron Technology, Inc.* (Semiconductors)	5,250	42,105
Microsoft Corp. (Software)	46,620	1,301,630
Molex, Inc. (Electrical Components & Equipment)	420	9,542
Monsanto Co. (Agriculture)	1,890	131,620
Monster Worldwide, Inc.* (Internet)	420	9,925

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 61

Common Stocks, continued
	Shares	Value

Moody’s Corp. (Commercial Services)	630	$16,720
Murphy Oil Corp. (Oil & Gas)	630	46,967
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,730	57,685
National Oilwell Varco, Inc. (Oil & Gas Services)	2,520	169,470
National Semiconductor Corp. (Semiconductors)	630	8,669
NetApp, Inc.* (Computers)	2,310	126,958
Netflix, Inc.* (Internet)	210	36,897
Newfield Exploration Co.* (Oil & Gas)	840	60,572
Newmont Mining Corp. (Mining)	3,150	193,504
News Corp.—Class A (Media)	8,190	119,246
NIKE, Inc.—Class B (Apparel)	2,310	197,320
Noble Energy, Inc. (Oil & Gas)	420	36,154
Nordstrom, Inc. (Retail)	1,050	44,499
Norfolk Southern Corp. (Transportation)	840	52,769
Northern Trust Corp. (Banks)	630	34,908
Novellus Systems, Inc.* (Semiconductors)	210	6,787
NVIDIA Corp.* (Semiconductors)	2,100	32,340
O’Reilly Automotive, Inc.* (Retail)	840	50,753
Occidental Petroleum Corp. (Oil & Gas)	2,520	247,212
Omnicom Group, Inc. (Advertising)	1,260	57,708
Oracle Corp. (Software)	23,940	749,322
PACCAR, Inc. (Auto Manufacturers)	1,050	60,291
Pall Corp. (Miscellaneous Manufacturing)	630	31,235
Parker Hannifin Corp. (Miscellaneous Manufacturing)	630	54,369
Patterson Cos., Inc. (Healthcare-Products)	630	19,297
Paychex, Inc. (Commercial Services)	1,050	32,456
Peabody Energy Corp. (Coal)	1,680	107,486
PepsiCo, Inc. (Beverages)	9,870	644,807
PerkinElmer, Inc. (Electronics)	420	10,844
Philip Morris International, Inc. (Commercial Services)	11,340	663,730
Pioneer Natural Resources Co. (Oil & Gas)	630	54,697
Plum Creek Timber Co., Inc. (Forest Products & Paper)	420	15,729
Polo Ralph Lauren Corp. (Apparel)	420	46,586
PPG Industries, Inc. (Chemicals)	630	52,964
Praxair, Inc. (Chemicals)	1,890	180,438
Precision Castparts Corp. (Metal Fabricate/Hardware)	840	116,936
Priceline.com, Inc.* (Internet)	210	83,905
Procter & Gamble Co. (Cosmetics/Personal Care)	8,400	540,372
Public Storage, Inc. (REIT)	420	42,596
QLogic Corp.* (Semiconductors)	630	10,723
Qualcomm, Inc. (Telecommunications)	10,080	498,859
Quest Diagnostics, Inc. (Healthcare-Services)	420	22,667
Qwest Communications International, Inc. (Telecommunications)	10,710	81,503
Range Resources Corp. (Oil & Gas)	420	18,892
Raytheon Co. (Aerospace/Defense)	1,050	48,657
Red Hat, Inc.* (Software)	1,260	57,519
Republic Services, Inc. (Environmental Control)	1,050	31,353
Reynolds American, Inc. (Agriculture)	1,050	34,251
Robert Half International, Inc. (Commercial Services)	420	12,852
Rockwell Automation, Inc. (Machinery-Diversified)	840	60,236
Rockwell Collins, Inc. (Aerospace/Defense)	1,050	61,173
Roper Industries, Inc. (Miscellaneous Manufacturing)	630	48,151
Ross Stores, Inc. (Retail)	840	53,130
SAIC, Inc.* (Commercial Services)	840	13,322
Salesforce.com, Inc.* (Software)	630	83,160
SanDisk Corp.* (Computers)	1,470	73,294
Sara Lee Corp. (Food)	2,100	36,771
Schlumberger, Ltd. (Oil & Gas Services)	8,400	701,400
Scripps Networks Interactive—Class A (Entertainment)	630	32,603
Sherwin-Williams Co. (Chemicals)	210	17,588
Sigma-Aldrich Corp. (Chemicals)	840	55,910
Simon Property Group, Inc. (REIT)	1,890	188,036
Snap-on, Inc. (Hand/Machine Tools)	210	11,882
Southern Co. (Electric)	2,100	80,283
Southwest Airlines Co. (Airlines)	2,310	29,984
Southwestern Energy Co.* (Oil & Gas)	2,100	78,603
Spectra Energy Corp. (Pipelines)	2,100	52,479
St. Jude Medical, Inc.* (Healthcare-Products)	2,100	89,775
Stanley Black & Decker, Inc. (Hand/Machine Tools)	420	28,085
Staples, Inc. (Retail)	2,310	52,599
Starbucks Corp. (Retail)	4,620	148,441
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,260	76,583
Stericycle, Inc.* (Environmental Control)	630	50,980
Stryker Corp. (Healthcare-Products)	2,100	112,770
Symantec Corp.* (Internet)	4,830	80,854
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,680	108,427
Target Corp. (Retail)	2,520	151,528
Tenet Healthcare Corp.* (Healthcare-Services)	2,940	19,669
Teradata Corp.* (Computers)	1,050	43,218
Teradyne, Inc.* (Semiconductors)	630	8,845
Texas Instruments, Inc. (Semiconductors)	7,350	238,875
The Charles Schwab Corp. (Diversified Financial Services)	2,730	46,710
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	630	50,841
The Gap, Inc. (Retail)	1,470	32,546
The Hershey Co. (Food)	630	29,705
Thermo Fisher Scientific, Inc.* (Electronics)	1,470	81,379
Tiffany & Co. (Retail)	840	52,307
Time Warner Cable, Inc. (Media)	1,470	97,064
Titanium Metals Corp.* (Mining)	210	3,608
TJX Cos., Inc. (Retail)	2,520	111,863
Total System Services, Inc. (Software)	420	6,460
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,470	60,917
Union Pacific Corp. (Transportation)	1,890	175,127
United Parcel Service, Inc.—Class B (Transportation)	3,150	228,627
United States Steel Corp. (Iron/Steel)	210	12,268
United Technologies Corp. (Aerospace/Defense)	3,780	297,562
Urban Outfitters, Inc.* (Retail)	840	30,080
V.F. Corp. (Apparel)	210	18,098
Varian Medical Systems, Inc.* (Healthcare-Products)	840	58,195
Ventas, Inc. (REIT)	1,050	55,104
VeriSign, Inc. (Internet)	630	20,582
Verizon Communications, Inc. (Telecommunications)	6,930	247,955

See accompanying notes to the financial statements.

62 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value

Viacom, Inc.—Class B (Media)	3,780	$149,726
Visa, Inc.—Class A (Commercial Services)	2,940	206,917
Vornado Realty Trust (REIT)	420	34,999
W.W. Grainger, Inc. (Distribution/Wholesale)	420	58,006
Walt Disney Co. (Media)	6,300	236,313
Waste Management, Inc. (Environmental Control)	1,050	38,714
Waters Corp.* (Electronics)	630	48,957
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	840	43,386
Wells Fargo & Co. (Banks)	15,960	494,600
Western Digital Corp.* (Computers)	1,470	49,833
Western Union Co. (Commercial Services)	3,990	74,094
Whole Foods Market, Inc.* (Food)	840	42,496
Windstream Corp. (Telecommunications)	1,890	26,347
Wisconsin Energy Corp. (Electric)	420	24,721
Wyndham Worldwide Corp. (Lodging)	1,050	31,458
Wynn Resorts, Ltd. (Lodging)	420	43,613
Xilinx, Inc. (Semiconductors)	1,680	48,686
Yahoo!, Inc.* (Internet)	3,780	62,861
YUM! Brands, Inc. (Retail)	2,940	144,207
Zimmer Holdings, Inc.* (Healthcare-Products)	840	45,091

TOTAL COMMON STOCKS
(Cost $24,980,067)		36,197,443

Repurchase Agreements (1.1%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $17,000 (Collateralized by $17,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $17,399)	$17,000	$17,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $42,001 (Collateralized by $43,000 Federal National Mortgage Association,0.21%‡, 8/8/11, total value of $42,946)	42,000	42,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $328,004 (Collateralized by $336,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $335,437)	328,000	328,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $9,000 (Collateralized by $8,800 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $9,191)	9,000	9,000

TOTAL REPURCHASE AGREEMENTS
(Cost $396,000)		396,000

TOTAL INVESTMENT SECURITIES
(Cost $25,376,067)—100.9%		36,593,443
Net other assets (liabilities)—(0.9)%		(329,921)

NET ASSETS—100.0%		$36,263,522

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

ProFund VP Large-Cap Growth invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$88,931	0.2%
Aerospace/Defense	748,941	2.1%
Agriculture	314,080	0.9%
Airlines	29,984	0.1%
Apparel	366,540	1.0%
Auto Manufacturers	289,474	0.8%
Banks	548,900	1.5%
Beverages	1,745,923	4.8%
Biotechnology	634,916	1.8%
Chemicals	750,351	2.1%
Coal	212,934	0.6%
Commercial Services	1,104,123	3.0%
Computers	4,012,686	11.1%
Cosmetics/Personal Care	906,835	2.5%
Distribution/Wholesale	108,330	0.3%
Diversified Financial Services	562,542	1.6%
Electric	167,802	0.5%
Electrical Components & Equipment	153,610	0.4%
Electronics	314,840	0.9%
Energy-Alternate Sources	54,659	0.2%
Engineering & Construction	41,744	0.1%
Entertainment	47,463	0.1%
Environmental Control	121,047	0.3%
Food	532,241	1.5%
Forest Products & Paper	15,729	NM
Hand/Machine Tools	39,967	0.1%
Healthcare-Products	1,438,740	4.0%
Healthcare-Services	141,505	0.4%
Holding Companies-Diversified	18,383	0.1%
Home Builders	7,875	NM
Home Furnishings	9,723	NM
Household Products/Wares	141,426	0.4%
Insurance	156,391	0.4%
Internet	1,929,174	5.3%
Iron/Steel	89,384	0.3%
Leisure Time	79,941	0.2%
Lodging	221,455	0.6%
Machinery-Construction & Mining	196,686	0.5%
Machinery-Diversified	475,647	1.3%
Media	1,355,613	3.7%
Metal Fabricate/Hardware	116,936	0.3%
Mining	550,177	1.5%
Miscellaneous Manufacturing	979,547	2.7%
Oil & Gas	1,074,742	3.0%
Oil & Gas Services	1,212,201	3.3%
Packaging & Containers	42,872	0.1%
Pharmaceuticals	2,261,449	6.2%
Pipelines	87,154	0.2%
REIT	633,499	1.8%
Real Estate	38,707	0.1%
Retail	1,864,101	5.1%
Savings & Loans	24,079	0.1%
Semiconductors	1,272,033	3.5%
Software	2,911,675	8.0%
Telecommunications	2,193,160	6.1%
Toys/Games/Hobbies	77,013	0.2%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 63

		% of
	Value	Net Assets

Transportation	$681,563	1.9%
Other**	66,079	0.2%

Total	$36,263,522	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

64 :: ProFund VP Large-Cap Growth :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$25,376,067

Securities, at value	36,197,443
Repurchase agreements, at value	396,000

Total Investment Securities, at value	36,593,443
Cash	584
Dividends and interest receivable	38,465
Receivable for capital shares issued	3,868
Receivable for investments sold	5,687,387
Prepaid expenses	168

TOTAL ASSETS	42,323,915

LIABILITIES:
Payable for capital shares redeemed	5,986,941
Advisory fees payable	22,277
Management services fees payable	2,970
Administration fees payable	1,294
Administrative services fees payable	12,395
Distribution fees payable	9,410
Trustee fees payable	2
Transfer agency fees payable	3,709
Fund accounting fees payable	2,591
Compliance services fees payable	118
Other accrued expenses	18,686

TOTAL LIABILITIES	6,060,393

NET ASSETS	$36,263,522

NET ASSETS CONSIST OF:
Capital	$37,091,721
Accumulated net investment income (loss)	51
Accumulated net realized gains (losses) on investments	(12,045,626)
Net unrealized appreciation (depreciation) on investments	11,217,376

NET ASSETS	$36,263,522

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,080,557

Net Asset Value (offering and redemption price per share)	$33.56

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$570,011
Interest	56

TOTAL INVESTMENT INCOME	570,067

EXPENSES:
Advisory fees	256,713
Management services fees	34,228
Administration fees	14,295
Transfer agency fees	20,285
Administrative services fees	115,782
Distribution fees	85,571
Custody fees	33,868
Fund accounting fees	28,992
Trustee fees	487
Compliance service fees	268
Other fees	37,154

Total Gross Expenses before reductions	627,643
Less Expenses reduced by the Advisor	(52,604)

TOTAL NET EXPENSES	575,039

NET INVESTMENT INCOME (LOSS)	(4,972)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,943,386
Change in net unrealized appreciation/depreciation on investments	(325,364)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,618,022

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,613,050

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 65

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(4,972)	$25,501
Net realized gains (losses) on investments	3,943,386	902,213
Change in net unrealized appreciation/depreciation on investments	(325,364)	8,494,755

Change in net assets resulting from operations	3,613,050	9,422,469

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(25,501)	—

Change in net assets resulting from distributions	(25,501)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	75,075,567	82,340,131
Dividends reinvested	25,501	—
Value of shares redeemed	(86,683,289)	(71,246,826)

Change in net assets resulting from capital transactions	(11,582,221)	11,093,305

Change in net assets	(7,994,672)	20,515,774
NET ASSETS:
Beginning of period	44,258,194	23,742,420

End of period	$36,263,522	$44,258,194

Accumulated net investment income (loss)	$51	$25,501

SHARE TRANSACTIONS:
Issued	2,498,859	3,442,460
Reinvested	843	—
Redeemed	(2,910,754)	(2,988,795)

Change in shares	(411,052)	453,665

See accompanying notes to the financial statements.

66 :: ProFund VP Large-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$29.67	$22.87	$36.02	$34.28	$31.83

Investment Activities:
Net investment income (loss)(a)	— (b)	0.02	(0.05)	(0.09)	(0.09)
Net realized and unrealized gains (losses) on investments	3.91	6.78	(12.62)	2.47	2.95

Total income (loss) from investment activities	3.91	6.80	(12.67)	2.38	2.86

Distributions to Shareholders From:
Net investment income	(0.02)	—	—	—	—
Net realized gains on investments	—	—	(0.48)	(0.64)	(0.41)

Total distributions	(0.02)	—	(0.48)	(0.64)	(0.41)

Net Asset Value, End of Period	$33.56	$29.67	$22.87	$36.02	$34.28

Total Return	13.18%	29.73%	(35.52)%	6.96%	9.06%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.84%	1.77%	1.72%	1.76%
Net expenses	1.68%	1.67%	1.63%	1.65%	1.73%
Net investment income (loss)	(0.01)%	0.08%	(0.17)%	(0.24)%	(0.27)%

Supplemental Data:
Net assets, end of period (000’s)	$36,264	$44,258	$23,742	$75,835	$76,688
Portfolio turnover rate(c)	232%	224%	239%	298%	230%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap Value :: 67

The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index. For the year ended December 31, 2010, the Fund had a total return of 20.45%, compared to a total return of 22.81%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Value Index is a market capitalization-weighted index comprised of stocks in the S&P MidCap 400 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were KBR Inc (+60.37%), New York Community Bancorp (+29.91%), and OGE Energy Corp (+23.45%), while the bottom three performers in this group were Everest Re Group Ltd (-1.00%), Pride International Inc (+3.42%), and Avnet Inc (+9.52%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Value from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Mid-Cap Value	20.45%	2.63%	4.88%
S&P MidCap 400/Citigroup Value Index[3]	22.81%	4.79%	7.59%

Expense Ratios**
Fund	Gross	Net

ProFund VP Mid-Cap Value	1.90%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

New York Community Bancorp	1.5%
Pride International, Inc.	1.0%
Avnet, Inc.	0.9%
Manpower, Inc.	0.9%
NVR, Inc.	0.9%

S&P MidCap 400/Citigroup Value Index – Composition
% of Index

Financial	26%
Industrial	22%
Consumer Non-Cyclical	14%
Utilities	11%
Consumer Cyclical	9%
Energy	6%
Basic Materials	6%
Technology	4%
Communications	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P MidCap 400/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

68 :: ProFund VP Mid-Cap Value :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (100.0%)

	Shares	Value

99 Cents Only Stores* (Retail)	1,128	$17,980
Aaron’s, Inc. (Home Furnishings)	3,760	76,666
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,504	86,736
Acxiom Corp.* (Software)	2,256	38,690
Aecom Technology Corp.* (Engineering & Construction)	6,204	173,526
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,128	111,920
AGCO Corp.* (Machinery-Diversified)	2,256	114,289
AGL Resources, Inc. (Gas)	4,136	148,276
AirTran Holdings, Inc.* (Airlines)	7,144	52,794
Alaska Air Group, Inc.* (Airlines)	752	42,631
Alberto-Culver Co. (Cosmetics/Personal Care)	2,068	76,599
Alexander & Baldwin, Inc. (Transportation)	2,068	82,782
Alexandria Real Estate Equities, Inc. (REIT)	1,692	123,956
Alliant Energy Corp. (Electric)	5,828	214,296
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,692	125,936
AMB Property Corp. (REIT)	5,828	184,806
American Eagle Outfitters, Inc. (Retail)	5,828	85,264
American Financial Group, Inc. (Insurance)	4,136	133,551
American Greetings Corp.—Class A (Household Products/Wares)	2,068	45,827
Ametek, Inc. (Electrical Components & Equipment)	3,196	125,443
AOL, Inc.* (Internet)	5,640	133,724
Apollo Investment Corp. (Investment Companies)	10,152	112,383
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,692	80,488
Aqua America, Inc. (Water)	3,572	80,299
Arch Coal, Inc. (Coal)	4,512	158,191
Arrow Electronics, Inc.* (Electronics)	6,016	206,048
Arthur J. Gallagher & Co. (Insurance)	3,196	92,940
Ashland, Inc. (Chemicals)	4,136	210,357
Associated Banc-Corp (Banks)	9,024	136,714
Astoria Financial Corp. (Savings & Loans)	4,324	60,147
Atmos Energy Corp. (Gas)	4,700	146,640
Avnet, Inc.* (Electronics)	7,896	260,805
BancorpSouth, Inc. (Banks)	3,760	59,972
Bank of Hawaii Corp. (Banks)	1,692	79,879
Barnes & Noble, Inc. (Retail)	2,068	29,262
Beckman Coulter, Inc. (Healthcare-Products)	2,068	155,576
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	376	39,048
BJ’s Wholesale Club, Inc.* (Retail)	2,820	135,078
Black Hills Corp. (Electric)	940	28,200
Bob Evans Farms, Inc. (Retail)	1,504	49,572
BorgWarner, Inc.* (Auto Parts & Equipment)	2,444	176,848
Boyd Gaming Corp.* (Lodging)	3,008	31,885
BRE Properties, Inc.—Class A (REIT)	1,692	73,602
Brinker International, Inc. (Retail)	2,444	51,031
Broadridge Financial Solutions, Inc. (Software)	3,196	70,088
Brown & Brown, Inc. (Insurance)	3,384	81,013
Cabot Corp. (Chemicals)	3,384	127,408
Cadence Design Systems, Inc.* (Computers)	7,520	62,115
Camden Property Trust (REIT)	1,880	101,482
Career Education Corp.* (Commercial Services)	3,384	70,150
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,196	127,009
Carpenter Technology Corp. (Iron/Steel)	1,504	60,521
Cathay Bancorp, Inc. (Banks)	4,136	69,071
Charles River Laboratories International, Inc.* (Biotechnology)	1,692	60,134
Church & Dwight, Inc. (Household Products/Wares)	1,880	129,758
Ciena Corp.* (Telecommunications)	2,444	51,446
Cimarex Energy Co. (Oil & Gas)	1,880	166,436
Cincinnati Bell, Inc.* (Telecommunications)	10,528	29,478
City National Corp. (Banks)	2,444	149,964
Clean Harbors, Inc.* (Environmental Control)	752	63,228
Cleco Corp. (Electric)	3,196	98,309
Collective Brands, Inc.* (Retail)	3,384	71,402
Commerce Bancshares, Inc. (Banks)	3,948	156,854
Commercial Metals Co. (Metal Fabricate/Hardware)	6,016	99,805
Community Health Systems, Inc.* (Healthcare-Services)	4,888	182,665
Comstock Resources, Inc.* (Oil & Gas)	2,444	60,025
Con-way, Inc. (Transportation)	2,820	103,127
Convergys Corp.* (Commercial Services)	6,392	84,183
CoreLogic, Inc. (Commercial Services)	5,452	100,971
Corn Products International, Inc. (Food)	1,692	77,832
Corrections Corp. of America* (Commercial Services)	2,444	61,247
Cousins Properties, Inc. (REIT)	5,452	45,471
Covance, Inc.* (Healthcare-Services)	1,504	77,321
Crane Co. (Miscellaneous Manufacturing)	940	38,606
Cullen/Frost Bankers, Inc. (Banks)	3,196	195,339
Cytec Industries, Inc. (Chemicals)	2,632	139,654
Deluxe Corp. (Commercial Services)	1,692	38,950
Diebold, Inc. (Computers)	3,384	108,457
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,880	109,566
DPL, Inc. (Electric)	3,196	82,169
DST Systems, Inc. (Computers)	940	41,689
Duke-Weeks Realty Corp. (REIT)	8,460	105,412
Dynegy, Inc.* (Electric)	5,264	29,584
East West Bancorp, Inc. (Banks)	7,708	150,691
Eastman Kodak Co.* (Miscellaneous Manufacturing)	14,100	75,576
Eaton Vance Corp. (Diversified Financial Services)	2,444	73,882
Energen Corp. (Gas)	3,760	181,458
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,068	150,757
Equity One, Inc. (REIT)	2,444	44,432
Essex Property Trust, Inc. (REIT)	752	85,893
Everest Re Group, Ltd. (Insurance)	2,820	239,192
Exterran Holdings, Inc.* (Oil & Gas Services)	3,384	81,047
Fair Isaac Corp. (Software)	1,316	30,755
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,820	44,020
Federal Realty Investment Trust (REIT)	1,504	117,207
Fidelity National Title Group, Inc.—Class A (Insurance)	11,844	162,026

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 69

Common Stocks, continued
	Shares	Value

First American Financial Corp. (Insurance)	5,452	$81,453
First Niagara Financial Group, Inc. (Savings & Loans)	10,904	152,438
FirstMerit Corp. (Banks)	5,640	111,616
Flowers Foods, Inc. (Food)	1,880	50,591
Foot Locker, Inc. (Retail)	8,084	158,608
Forest Oil Corp.* (Oil & Gas)	3,384	128,490
Frontier Oil Corp.* (Oil & Gas)	5,452	98,190
FTI Consulting, Inc.* (Commercial Services)	1,128	42,052
Fulton Financial Corp. (Banks)	10,340	106,916
GATX Corp. (Trucking & Leasing)	2,444	86,224
Graco, Inc. (Machinery-Diversified)	1,692	66,749
Granite Construction, Inc. (Engineering & Construction)	1,692	46,412
Great Plains Energy, Inc. (Electric)	7,144	138,522
Greenhill & Co., Inc. (Diversified Financial Services)	752	61,423
Greif, Inc.—Class A (Packaging & Containers)	1,692	104,735
Hanesbrands, Inc.* (Apparel)	3,196	81,178
Hanover Insurance Group, Inc. (Insurance)	2,256	105,400
Harsco Corp. (Miscellaneous Manufacturing)	4,136	117,131
Harte-Hanks, Inc. (Advertising)	2,068	26,408
Hawaiian Electric Industries, Inc. (Electric)	4,888	111,397
HCC Insurance Holdings, Inc. (Insurance)	6,016	174,103
Health Net, Inc.* (Healthcare-Services)	4,888	133,393
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,452	66,187
Henry Schein, Inc.* (Healthcare-Products)	2,256	138,496
Herman Miller, Inc. (Office Furnishings)	1,880	47,564
Highwoods Properties, Inc. (REIT)	2,256	71,854
Hill-Rom Holdings, Inc. (Healthcare-Products)	2,068	81,417
HNI Corp. (Office Furnishings)	2,256	70,387
Hologic, Inc.* (Healthcare-Products)	9,024	169,832
Hospitality Properties Trust (REIT)	6,392	147,272
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,504	90,436
IDACORP, Inc. (Electric)	2,632	97,331
IDEX Corp. (Machinery-Diversified)	1,880	73,546
Immucor, Inc.* (Healthcare-Products)	1,504	29,824
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	8,084	154,324
Integrated Device Technology, Inc.* (Semiconductors)	8,084	53,839
International Bancshares Corp. (Banks)	2,820	56,485
International Rectifier Corp.* (Semiconductors)	1,880	55,817
International Speedway Corp. (Entertainment)	1,504	39,360
Intersil Corp.—Class A (Semiconductors)	6,392	97,606
Itron, Inc.* (Electronics)	564	31,274
J.B. Hunt Transport Services, Inc. (Transportation)	2,256	92,067
Jefferies Group, Inc. (Diversified Financial Services)	4,136	110,142
JetBlue Airways Corp.* (Airlines)	10,528	69,590
John Wiley & Sons, Inc. (Media)	940	42,526
Kansas City Southern Industries, Inc.* (Transportation)	3,008	143,963
KB Home (Home Builders)	3,760	50,722
KBR, Inc. (Engineering & Construction)	7,896	240,591
Kennametal, Inc. (Hand/Machine Tools)	2,820	111,277
Kindred Healthcare, Inc.* (Healthcare-Services)	2,068	37,989
Kirby Corp.* (Transportation)	1,316	57,970
Korn/Ferry International* (Commercial Services)	2,444	56,481
Lam Research Corp.* (Semiconductors)	3,196	165,489
Lancaster Colony Corp. (Miscellaneous Manufacturing)	376	21,507
Landstar System, Inc. (Transportation)	1,692	69,270
Lennox International, Inc. (Building Materials)	1,316	62,234
Liberty Property Trust (REIT)	3,572	114,018
LifePoint Hospitals, Inc.* (Healthcare-Services)	2,820	103,635
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,504	98,166
Louisiana-Pacific Corp.* (Forest Products & Paper)	6,956	65,804
M.D.C. Holdings, Inc. (Home Builders)	1,880	54,088
Mack-Cali Realty Corp. (REIT)	2,820	93,229
Manpower, Inc. (Commercial Services)	4,324	271,374
ManTech International Corp.—Class A* (Software)	564	23,310
Martin Marietta Materials (Building Materials)	1,504	138,729
Masimo Corp. (Healthcare-Products)	1,316	38,256
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,504	52,610
MDU Resources Group, Inc. (Electric)	9,776	198,159
Mentor Graphics Corp.* (Computers)	3,760	45,120
Mercury General Corp. (Insurance)	1,880	80,859
Mine Safety Appliances Co. (Environmental Control)	1,692	52,672
Minerals Technologies, Inc. (Chemicals)	940	61,485
Mohawk Industries, Inc.* (Textiles)	3,008	170,734
MSC Industrial Direct Co.—Class A (Retail)	940	60,809
National Fuel Gas Co. (Pipelines)	2,068	135,702
National Instruments Corp. (Computers)	1,504	56,611
Nationwide Health Properties, Inc. (REIT)	2,820	102,592
Navigant Consulting Co.* (Commercial Services)	2,632	24,214
NCR Corp.* (Computers)	8,272	127,141
New York Community Bancorp (Savings & Loans)	22,748	428,800
NewAlliance Bancshares, Inc. (Savings & Loans)	5,452	81,671
Nordson Corp. (Machinery-Diversified)	752	69,094
NSTAR (Electric)	5,452	230,020
NV Energy, Inc. (Electric)	12,220	171,691
NVR, Inc.* (Home Builders)	376	259,823
Office Depot, Inc.* (Retail)	14,476	78,170
OGE Energy Corp. (Electric)	5,076	231,161
Old Republic International Corp. (Insurance)	13,348	181,933
Olin Corp. (Chemicals)	4,136	84,871
OMEGA Healthcare Investors, Inc. (REIT)	2,444	54,843
Omnicare, Inc. (Pharmaceuticals)	6,016	152,746
Oshkosh Truck Corp.* (Auto Manufacturers)	2,068	72,876
Overseas Shipholding Group, Inc. (Transportation)	1,316	46,613
Owens & Minor, Inc. (Distribution/Wholesale)	3,384	99,591
Packaging Corp. of America (Packaging & Containers)	2,632	68,011
PacWest Bancorp (Banks)	1,692	36,175
Parametric Technology Corp.* (Software)	3,008	67,770
Patriot Coal Corp.* (Coal)	2,068	40,057
Patterson-UTI Energy, Inc. (Oil & Gas)	8,084	174,210
Pentair, Inc. (Miscellaneous Manufacturing)	5,076	185,325
Pharmaceutical Product Development, Inc. (Commercial Services)	3,760	102,046

See accompanying notes to the financial statements.

70 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value

Plains Exploration & Production Co.* (Oil & Gas)	7,332	$235,650
Plantronics, Inc. (Telecommunications)	940	34,987
PNM Resources, Inc. (Electric)	4,512	58,746
Potlatch Corp. (Forest Products & Paper)	1,316	42,836
Pride International, Inc.* (Oil & Gas)	9,212	303,996
Prosperity Bancshares, Inc. (Banks)	2,444	96,000
Protective Life Corp. (Insurance)	4,512	120,200
Questar Corp. (Pipelines)	9,024	157,108
Ralcorp Holdings, Inc.* (Food)	2,820	183,328
Raymond James Financial Corp. (Diversified Financial Services)	5,264	172,133
Rayonier, Inc. (Forest Products & Paper)	2,256	118,485
Realty Income Corp. (REIT)	2,256	77,155
Regal-Beloit Corp. (Hand/Machine Tools)	1,128	75,305
Regency Centers Corp. (REIT)	2,444	103,235
Regis Corp. (Retail)	3,008	49,933
Reinsurance Group of America, Inc. (Insurance)	3,760	201,950
Reliance Steel & Aluminum Co. (Iron/Steel)	3,948	201,743
Rent-A-Center, Inc. (Commercial Services)	3,384	109,235
Rock-Tenn Co.—Class A (Forest Products & Paper)	940	50,713
RPM, Inc. (Chemicals)	6,768	149,573
Ruddick Corp. (Food)	2,256	83,111
Saks, Inc.* (Retail)	8,460	90,522
Scholastic Corp. (Media)	1,316	38,875
Scientific Games Corp.—Class A* (Entertainment)	3,384	33,705
SEI Investments Co. (Software)	3,948	93,923
Senior Housing Properties Trust (REIT)	3,948	86,619
Sensient Technologies Corp. (Chemicals)	2,632	96,673
Service Corp. International (Commercial Services)	6,204	51,183
Shaw Group, Inc.* (Engineering & Construction)	4,512	154,446
Silgan Holdings, Inc. (Packaging & Containers)	1,316	47,126
SM Energy Co. (Oil & Gas)	1,316	77,552
Smithfield Foods, Inc.* (Food)	8,648	178,408
Sonoco Products Co. (Packaging & Containers)	5,452	183,569
Southern Union Co. (Gas)	6,392	153,855
SPX Corp. (Miscellaneous Manufacturing)	1,316	94,081
SRA International, Inc.—Class A* (Computers)	2,256	46,135
StanCorp Financial Group, Inc. (Insurance)	2,444	110,322
Steel Dynamics, Inc. (Iron/Steel)	11,280	206,424
STERIS Corp. (Healthcare-Products)	1,504	54,836
SVB Financial Group* (Banks)	1,504	79,787
Synopsys, Inc.* (Computers)	3,572	96,123
Synovus Financial Corp. (Banks)	40,984	108,198
TCF Financial Corp. (Banks)	6,580	97,450
Tech Data Corp.* (Distribution/Wholesale)	2,444	107,585
Techne Corp. (Healthcare-Products)	752	49,384
Teleflex, Inc. (Miscellaneous Manufacturing)	2,068	111,279
Telephone & Data Systems, Inc. (Telecommunications)	4,700	171,785
Temple-Inland, Inc. (Forest Products & Paper)	5,640	119,794
Terex Corp.* (Machinery—Construction & Mining)	5,640	175,066
The Brink’s Co. (Miscellaneous Manufacturing)	2,444	65,695
The Corporate Executive Board Co. (Commercial Services)	752	28,238
The New York Times Co.—Class A* (Media)	6,204	60,799
The Ryland Group, Inc. (Home Builders)	2,256	38,420
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,128	57,269
The Timberland Co.—Class A* (Apparel)	940	23,115
Thomas & Betts Corp.* (Electronics)	940	45,402
Thor Industries, Inc. (Home Builders)	2,256	76,614
Tidewater, Inc. (Oil & Gas Services)	2,632	141,707
Timken Co. (Metal Fabricate/Hardware)	2,068	98,706
Toll Brothers, Inc.* (Home Builders)	7,520	142,880
Tootsie Roll Industries, Inc. (Food)	752	21,785
Towers Watson & Co.—Class A (Commercial Services)	1,504	78,298
Transatlantic Holdings, Inc. (Insurance)	3,384	174,682
Trimble Navigation, Ltd.* (Electronics)	2,256	90,082
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,136	110,059
Trustmark Corp. (Banks)	3,008	74,719
UDR, Inc. (REIT)	5,076	119,387
UGI Corp. (Gas)	5,828	184,048
Unit Corp.* (Oil & Gas)	2,068	96,121
United Rentals, Inc.* (Commercial Services)	1,880	42,770
Unitrin, Inc. (Insurance)	2,632	64,589
Universal Corp. (Agriculture)	1,316	53,561
URS Corp.* (Engineering & Construction)	4,324	179,922
Valley National Bancorp (Banks)	8,460	120,978
Valmont Industries, Inc. (Metal Fabricate/Hardware)	376	33,362
Valspar Corp. (Chemicals)	5,076	175,020
ValueClick, Inc.* (Internet)	1,504	24,109
VCA Antech, Inc.* (Pharmaceuticals)	2,256	52,542
Vectren Corp. (Gas)	4,324	109,743
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,640	197,569
Vishay Intertechnology, Inc.* (Electronics)	3,572	52,437
W.R. Berkley Corp. (Insurance)	6,204	169,865
Wabtec Corp. (Machinery-Diversified)	1,128	59,660
Washington Federal, Inc. (Savings & Loans)	5,828	98,610
Waste Connections, Inc. (Environmental Control)	2,444	67,283
Watsco, Inc. (Distribution/Wholesale)	940	59,295
Webster Financial Corp. (Banks)	3,384	66,665
Weingarten Realty Investors (REIT)	4,136	98,271
WellCare Health Plans, Inc.* (Healthcare-Services)	1,128	34,088
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	16,732	77,302
Werner Enterprises, Inc. (Transportation)	2,256	50,986
Westamerica Bancorp (Banks)	940	52,142
Westar Energy, Inc. (Electric)	5,828	146,632
WGL Holdings, Inc. (Gas)	2,632	94,147
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,820	51,888

TOTAL COMMON STOCKS
(Cost $21,580,798)		29,292,033

TOTAL INVESTMENT SECURITIES
(Cost $21,580,798)—100.0%		29,292,033
Net other assets (liabilities)—NM		(6,365)

NET ASSETS—100.0%		$29,285,668

*	Non-income producing security

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 71

ProFund VP Mid-Cap Value invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$26,408	0.1%
Aerospace/Defense	125,936	0.4%
Agriculture	53,561	0.2%
Airlines	165,015	0.6%
Apparel	104,293	0.4%
Auto Manufacturers	72,876	0.2%
Auto Parts & Equipment	176,848	0.6%
Banks	2,005,615	6.8%
Biotechnology	296,751	1.0%
Building Materials	200,963	0.7%
Chemicals	1,045,041	3.6%
Coal	198,248	0.7%
Commercial Services	1,161,392	4.0%
Computers	583,391	2.0%
Cosmetics/Personal Care	76,599	0.3%
Distribution/Wholesale	420,795	1.4%
Diversified Financial Services	529,500	1.8%
Electric	1,836,217	6.3%
Electrical Components & Equipment	366,636	1.2%
Electronics	686,048	2.3%
Engineering & Construction	794,897	2.7%
Entertainment	73,065	0.2%
Environmental Control	183,183	0.6%
Food	595,055	2.0%
Forest Products & Paper	397,632	1.4%
Gas	1,018,167	3.5%
Hand/Machine Tools	284,748	1.0%
Healthcare-Products	717,621	2.4%
Healthcare-Services	569,091	1.9%
Home Builders	622,547	2.1%
Home Furnishings	76,666	0.3%
Household Products/Wares	232,854	0.8%
Insurance	2,174,078	7.4%
Internet	157,833	0.5%
Investment Companies	112,383	0.4%
Iron/Steel	468,688	1.6%
Lodging	31,885	0.1%
Machinery—Construction & Mining	175,066	0.6%
Machinery-Diversified	383,338	1.3%
Media	142,200	0.5%
Metal Fabricate/Hardware	283,761	1.0%
Miscellaneous Manufacturing	1,275,668	4.3%
Office Furnishings	117,951	0.4%
Oil & Gas	1,340,670	4.6%
Oil & Gas Services	288,941	1.0%
Packaging & Containers	403,441	1.4%
Pharmaceuticals	205,288	0.7%
Pipelines	292,810	1.0%
REIT	1,950,736	6.7%
Retail	877,631	3.0%
Retail-Restaurants	77,302	0.3%
Savings & Loans	821,666	2.8%
Semiconductors	416,771	1.4%
Software	324,536	1.1%
Telecommunications	287,696	1.0%
Textiles	170,734	0.6%
Transportation	646,778	2.2%
Trucking & Leasing	86,224	0.3%
Water	80,299	0.3%
Other**	(6,365)	NM

Total	$29,285,668	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

72 :: ProFund VP Mid-Cap Value :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$21,580,798

Securities, at value	29,292,033

Total Investment Securities, at value	29,292,033
Cash	363,307
Dividends receivable	24,735
Receivable for capital shares issued	43,222
Receivable for investments sold	33,737
Prepaid expenses	231

TOTAL ASSETS	29,757,265

LIABILITIES:
Payable for investments purchased	421,155
Advisory fees payable	11,641
Management services fees payable	1,552
Administration fees payable	810
Administrative services fees payable	8,020
Distribution fees payable	5,760
Trustee fees payable	1
Transfer agency fees payable	2,413
Fund accounting fees payable	1,621
Compliance services fees payable	76
Other accrued expenses	18,548

TOTAL LIABILITIES	471,597

NET ASSETS	$29,285,668

NET ASSETS CONSIST OF:
Capital	$35,926,417
Accumulated net investment income (loss)	42,479
Accumulated net realized gains (losses) on investments	(14,394,463)
Net unrealized appreciation (depreciation) on investments	7,711,235

NET ASSETS	$29,285,668

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,126,099

Net Asset Value (offering and redemption price per share)	$26.01

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$559,432
Interest	68

TOTAL INVESTMENT INCOME	559,500

EXPENSES:
Advisory fees	230,811
Management services fees	30,775
Administration fees	13,279
Transfer agency fees	18,366
Administrative services fees	107,087
Distribution fees	76,937
Custody fees	35,777
Fund accounting fees	26,369
Trustee fees	420
Compliance services fees	262
Other fees	35,556

Total Gross Expenses before reductions	575,639
Less Expenses reduced by the Advisor	(58,618)

TOTAL NET EXPENSES	517,021

NET INVESTMENT INCOME (LOSS)	42,479

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,670,374
Change in net unrealized appreciation/depreciation on investments	1,410,653

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,081,027

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,123,506

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 73

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$42,479	$182,331
Net realized gains (losses) on investments	3,670,374	(54,230)
Change in net unrealized appreciation/depreciation on investments	1,410,653	4,760,290

Change in net assets resulting from operations	5,123,506	4,888,391

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(182,331)	(285,580)

Change in net assets resulting from distributions	(182,331)	(285,580)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	135,811,911	90,689,549
Dividends reinvested	182,331	285,580
Value of shares redeemed	(145,957,703)	(79,758,987)

Change in net assets resulting from capital transactions	(9,963,461)	11,216,142

Change in net assets	(5,022,286)	15,818,953
NET ASSETS:
Beginning of period	34,307,954	18,489,001

End of period	$29,285,668	$34,307,954

Accumulated net investment income (loss)	$42,479	$182,331

SHARE TRANSACTIONS:
Issued	5,864,242	4,851,460
Reinvested	7,883	13,658
Redeemed	(6,330,030)	(4,387,136)

Change in shares	(457,905)	477,982

See accompanying notes to the financial statements.

74 :: ProFund VP Mid-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$21.66	$16.72	$31.51	$32.46	$34.73

Investment Activities:
Net investment income (loss)(a)	0.03	0.15	0.18	(0.02)	0.13
Net realized and unrealized gains (losses) on investments	4.39	5.00	(10.18)	0.36	3.69

Total income (loss) from investment activities	4.42	5.15	(10.00)	0.34	3.82

Distributions to Shareholders From:
Net investment income	(0.07)	(0.21)	—	(0.20)	(0.01)
Net realized gains on investments	—	—	(4.79)	(1.09)	(6.08)

Total distributions	(0.07)	(0.21)	(4.79)	(1.29)	(6.09)

Net Asset Value, End of Period	$26.01	$21.66	$16.72	$31.51	$32.46

Total Return	20.45%	30.87%	(36.29)%	0.97%	12.30%

Ratios to Average Net Assets:
Gross expenses	1.87%	1.90%	1.79%	1.72%	1.76%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)	0.14%	0.82%	0.68%	(0.07)%	0.37%

Supplemental Data:
Net assets, end of period (000’s)	$29,286	$34,308	$18,489	$65,419	$104,736
Portfolio turnover rate(b)	400%	362%	288%	323%	560%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap Growth :: 75

The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index. For the year ended December 31, 2010, the Fund had a total return of 28.42%, compared to a total return of 30.65%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Growth Index is a market capitalization-weighted index comprised of stocks in the S&P MidCap 400 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Edwards Lifesciences Corp (+86.16%), Dollar Tree Inc (+74.16%), and Joy Global Inc (+68.22%), while the bottom three performers in this group were Cree Research Inc (+16.89%), Lubrizol Corp (+46.51%), and Bucyrus International Inc (+58.60%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Growth from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Mid-Cap Growth	28.42%	4.78%	5.22%
S&P MidCap 400/Citigroup Growth Index[3]	30.65%	6.71%	7.55%

Expense Ratios**
Fund	Gross	Net

ProFund VP Mid-Cap Growth	1.85%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Edwards Lifesciences Corp.	1.7%
Joy Global, Inc.	1.6%
Bucyrus International, Inc.—Class A	1.3%
Dollar Tree, Inc.	1.3%
Lubrizol Corp.	1.3%

S&P MidCap 400/Citigroup Growth Index – Composition
% of Index

Consumer Non-Cyclical	23%
Consumer Cyclical	18%
Industrial	17%
Technology	14%
Financial	11%
Communications	7%
Energy	5%
Basic Materials	4%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P MidCap 400/Barra Growth Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

76 :: ProFund VP Mid-Cap Growth :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (100.3%)
	Shares	Value

99 Cents Only Stores* (Retail)	3,455	$55,073
ACI Worldwide, Inc.* (Software)	4,837	129,970
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,073	119,550
Acxiom Corp.* (Software)	4,837	82,955
ADTRAN, Inc. (Telecommunications)	8,292	300,253
Advance Auto Parts, Inc. (Retail)	11,747	777,064
Advent Software, Inc.* (Software)	2,073	120,068
Aeropostale, Inc.* (Retail)	12,438	306,472
Affiliated Managers Group, Inc.* (Diversified Financial Services)	4,146	411,366
AGCO Corp.* (Machinery-Diversified)	6,910	350,061
Alaska Air Group, Inc.* (Airlines)	2,764	156,691
Albemarle Corp. (Chemicals)	12,438	693,792
Alberto-Culver Co. (Cosmetics/Personal Care)	6,219	230,352
Alexandria Real Estate Equities, Inc. (REIT)	2,764	202,491
Alliance Data Systems Corp.* (Commercial Services)	6,910	490,817
Allscripts Healthcare Solutions, Inc.* (Software)	25,567	492,676
AMB Property Corp. (REIT)	7,601	241,028
American Eagle Outfitters, Inc. (Retail)	11,747	171,859
Ametek, Inc. (Electrical Components & Equipment)	13,821	542,455
AnnTaylor Stores Corp.* (Retail)	7,601	208,191
ANSYS, Inc.* (Software)	12,438	647,647
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,837	230,096
Aqua America, Inc. (Water)	9,674	217,471
Arch Coal, Inc. (Coal)	10,365	363,397
Arthur J. Gallagher & Co. (Insurance)	6,219	180,849
Atmel Corp.* (Semiconductors)	62,190	766,181
Atwood Oceanics, Inc.* (Oil & Gas)	7,601	284,049
Baldor Electric Co. (Hand/Machine Tools)	6,219	392,046
Bally Technologies, Inc.* (Entertainment)	7,601	320,686
Bank of Hawaii Corp. (Banks)	2,073	97,866
BE Aerospace, Inc.* (Aerospace/Defense)	13,820	511,755
Beckman Coulter, Inc. (Healthcare-Products)	4,146	311,904
Bill Barrett Corp.* (Oil & Gas)	6,219	255,787
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	1,382	143,521
Black Hills Corp. (Electric)	2,764	82,920
BorgWarner, Inc.* (Auto Parts & Equipment)	8,983	650,010
BRE Properties, Inc.—Class A (REIT)	4,146	180,351
Brinker International, Inc. (Retail)	6,219	129,853
Broadridge Financial Solutions, Inc. (Software)	8,983	196,997
Brown & Brown, Inc. (Insurance)	7,601	181,968
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	11,056	988,406
Cadence Design Systems, Inc.* (Computers)	16,584	136,984
Camden Property Trust (REIT)	4,837	261,101
Carpenter Technology Corp. (Iron/Steel)	2,073	83,418
Charles River Laboratories International, Inc.* (Biotechnology)	3,455	122,791
Cheesecake Factory, Inc.* (Retail)	8,292	254,233
Chico’s FAS, Inc. (Retail)	24,185	290,946
Chipotle Mexican Grill, Inc.—Class A* (Retail)	4,146	881,688
Church & Dwight, Inc. (Household Products/Wares)	4,837	333,850
Ciena Corp.* (Telecommunications)	6,219	130,910
Cimarex Energy Co. (Oil & Gas)	6,910	611,742
Clean Harbors, Inc.* (Environmental Control)	1,382	116,199
Commscope, Inc.* (Telecommunications)	13,129	409,887
Compass Minerals International, Inc. (Mining)	4,146	370,113
Concur Technologies, Inc.* (Software)	6,219	322,953
Copart, Inc.* (Retail)	9,674	361,324
Corn Products International, Inc. (Food)	5,528	254,288
Corporate Office Properties Trust (REIT)	8,983	313,956
Corrections Corp. of America* (Commercial Services)	8,292	207,798
Covance, Inc.* (Healthcare-Services)	4,837	248,670
Crane Co. (Miscellaneous Manufacturing)	3,455	141,897
Cree Research, Inc.* (Semiconductors)	14,511	956,130
Deckers Outdoor Corp.* (Apparel)	5,528	440,803
Deluxe Corp. (Commercial Services)	2,764	63,627
Dick’s Sporting Goods, Inc.* (Retail)	11,747	440,512
Digital River, Inc.* (Internet)	5,528	190,274
Dollar Tree, Inc.* (Retail)	17,275	968,782
Donaldson Co., Inc. (Miscellaneous Manufacturing)	5,528	322,172
DPL, Inc. (Electric)	7,601	195,422
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	9,674	285,093
Dress Barn, Inc.* (Retail)	9,674	255,587
Drill-Quip, Inc.* (Oil & Gas Services)	4,837	375,932
DST Systems, Inc. (Computers)	2,073	91,938
Duke-Weeks Realty Corp. (REIT)	11,747	146,368
Eaton Vance Corp. (Diversified Financial Services)	9,674	292,445
Edwards Lifesciences Corp.* (Healthcare-Products)	15,202	1,228,930
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	15,893	567,539
Energizer Holdings, Inc.* (Electrical Components & Equipment)	4,146	302,243
Equinix, Inc.* (Internet)	6,219	505,356
Essex Property Trust, Inc. (REIT)	2,073	236,778
FactSet Research Systems, Inc. (Computers)	6,219	583,093
Fair Isaac Corp. (Software)	2,073	48,446
Fairchild Semiconductor International, Inc.* (Semiconductors)	9,674	151,011
Federal Realty Investment Trust (REIT)	4,837	376,947
Flowers Foods, Inc. (Food)	5,528	148,758
Forest Oil Corp.* (Oil & Gas)	6,910	262,373
Fossil, Inc.* (Household Products/Wares)	6,910	487,017
FTI Consulting, Inc.* (Commercial Services)	3,455	128,802
Gardner Denver, Inc. (Machinery-Diversified)	6,910	475,546
Gartner Group, Inc.* (Commercial Services)	9,674	321,177
Gen-Probe, Inc.* (Healthcare-Products)	6,219	362,879
Gentex Corp. (Electronics)	19,348	571,927
Global Payments, Inc. (Software)	11,056	510,898
Graco, Inc. (Machinery-Diversified)	4,146	163,560
Green Mountain Coffee Roasters, Inc.* (Beverages)	15,893	522,244
Greenhill & Co., Inc. (Diversified Financial Services)	1,382	112,882
GUESS?, Inc. (Apparel)	8,292	392,377

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 77

Common Stocks, continued
	Shares	Value

Hanesbrands, Inc.* (Apparel)	4,837	$122,860
Hansen Natural Corp.* (Beverages)	9,674	505,757
Health Management Associates, Inc.—Class A* (Healthcare-Services)	33,859	323,015
Henry Schein, Inc.* (Healthcare-Products)	6,910	424,205
Herman Miller, Inc. (Office Furnishings)	2,764	69,929
Highwoods Properties, Inc. (REIT)	4,146	132,050
Hill-Rom Holdings, Inc. (Healthcare-Products)	3,455	136,023
Hologic, Inc.* (Healthcare-Products)	11,747	221,079
Hubbell, Inc.—Class B (Electrical Components & Equipment)	4,146	249,299
IDEX Corp. (Machinery-Diversified)	6,219	243,287
IDEXX Laboratories, Inc.* (Healthcare-Products)	7,601	526,141
Immucor, Inc.* (Healthcare-Products)	5,528	109,620
Informatica Corp.* (Software)	12,438	547,645
International Rectifier Corp.* (Semiconductors)	4,146	123,095
Intrepid Potash, Inc.* (Chemicals)	6,219	231,906
Itron, Inc.* (Electronics)	4,146	229,896
ITT Educational Services, Inc.* (Commercial Services)	3,455	220,049
J. Crew Group, Inc.* (Retail)	8,983	387,527
J.B. Hunt Transport Services, Inc. (Transportation)	6,219	253,797
Jack Henry & Associates, Inc. (Computers)	11,747	342,425
Jefferies Group, Inc. (Diversified Financial Services)	6,219	165,612
John Wiley & Sons, Inc. (Media)	3,455	156,304
Jones Lang LaSalle, Inc. (Real Estate)	5,528	463,910
Joy Global, Inc. (Machinery-Construction & Mining)	13,820	1,198,885
Kansas City Southern Industries, Inc.* (Transportation)	6,219	297,641
Kennametal, Inc. (Hand/Machine Tools)	3,455	136,334
Kinetic Concepts, Inc.* (Healthcare-Products)	8,292	347,269
Kirby Corp.* (Transportation)	4,146	182,631
Lam Research Corp.* (Semiconductors)	8,292	429,360
Lamar Advertising Co.* (Advertising)	7,601	302,824
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,382	79,050
Landstar System, Inc. (Transportation)	2,073	84,869
Lender Processing Services, Inc. (Diversified Financial Services)	12,438	367,170
Lennox International, Inc. (Building Materials)	2,764	130,710
Liberty Property Trust (REIT)	6,219	198,510
Life Time Fitness, Inc.* (Leisure Time)	5,528	226,593
Lincare Holdings, Inc. (Healthcare-Services)	13,129	352,251
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,073	135,305
LKQ Corp.* (Distribution/Wholesale)	19,348	439,587
Lubrizol Corp. (Chemicals)	8,983	960,103
Mack-Cali Realty Corp. (REIT)	3,455	114,222
ManTech International Corp.—Class A* (Software)	1,382	57,118
Martin Marietta Materials (Building Materials)	2,073	191,214
Masimo Corp. (Healthcare-Products)	4,837	140,612
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	8,292	222,143
Mednax, Inc.* (Healthcare-Services)	6,219	418,476
Mentor Graphics Corp.* (Computers)	5,528	66,336
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	4,146	626,917
Micros Systems, Inc.* (Computers)	11,056	484,916
MSC Industrial Direct Co.—Class A (Retail)	3,455	223,504
MSCI, Inc.—Class A* (Software)	15,893	619,191
National Fuel Gas Co. (Pipelines)	5,528	362,747
National Instruments Corp. (Computers)	4,146	156,055
Nationwide Health Properties, Inc. (REIT)	9,674	351,940
NeuStar, Inc.* (Telecommunications)	10,365	270,008
NewMarket Corp. (Chemicals)	1,382	170,497
Nordson Corp. (Machinery-Diversified)	2,764	253,956
Oceaneering International, Inc.* (Oil & Gas Services)	7,601	559,662
OMEGA Healthcare Investors, Inc. (REIT)	6,910	155,060
Oshkosh Truck Corp.* (Auto Manufacturers)	6,910	243,508
Packaging Corp. of America (Packaging & Containers)	6,910	178,554
Panera Bread Co.—Class A* (Retail)	4,146	419,617
Parametric Technology Corp.* (Software)	8,292	186,819
Patriot Coal Corp.* (Coal)	5,528	107,077
Perrigo Co. (Pharmaceuticals)	11,056	700,176
PetSmart, Inc. (Retail)	15,893	632,859
Pharmaceutical Product Development, Inc. (Commercial Services)	6,219	168,784
Phillips-Van Heusen Corp. (Apparel)	8,983	566,019
Plantronics, Inc. (Telecommunications)	4,146	154,314
Polaris Industries, Inc. (Leisure Time)	4,837	377,383
Polycom, Inc.* (Telecommunications)	11,747	457,898
Potlatch Corp. (Forest Products & Paper)	2,073	67,476
Quest Software, Inc.* (Software)	8,292	230,020
Quicksilver Resources, Inc.* (Oil & Gas)	15,893	234,263
Rackspace Hosting, Inc.* (Internet)	13,129	412,382
Rayonier, Inc. (Forest Products & Paper)	5,528	290,331
Realty Income Corp. (REIT)	10,365	354,483
Regal-Beloit Corp. (Hand/Machine Tools)	2,073	138,393
Regency Centers Corp. (REIT)	4,837	204,315
ResMed, Inc.* (Healthcare-Products)	20,730	718,087
RF Micro Devices, Inc.* (Telecommunications)	37,314	274,258
Riverbed Technology, Inc.* (Computers)	20,039	704,772
Rock-Tenn Co.—Class A (Forest Products & Paper)	2,764	149,118
Rollins, Inc. (Commercial Services)	8,292	163,767
Rovi Corp.* (Semiconductors)	14,511	899,827
SEI Investments Co. (Software)	9,674	230,144
Semtech Corp.* (Semiconductors)	8,292	187,731
Senior Housing Properties Trust (REIT)	8,292	181,926
Service Corp. International (Commercial Services)	17,275	142,519
Silgan Holdings, Inc. (Packaging & Containers)	3,455	123,724
Silicon Laboratories, Inc.* (Semiconductors)	6,219	286,198
Skyworks Solutions, Inc.* (Semiconductors)	24,876	712,200
SL Green Realty Corp. (REIT)	10,365	699,741
SM Energy Co. (Oil & Gas)	4,837	285,044
Solera Holdings, Inc. (Software)	9,674	496,470
Sotheby’s (Commercial Services)	8,983	404,235
SPX Corp. (Miscellaneous Manufacturing)	3,455	246,998
STERIS Corp. (Healthcare-Products)	4,146	151,163
Strayer Education, Inc. (Commercial Services)	2,073	315,552
Superior Energy Services, Inc.* (Oil & Gas Services)	10,365	362,671
SVB Financial Group* (Banks)	2,073	109,973
Syniverse Holdings, Inc.* (Telecommunications)	9,674	298,443
Synopsys, Inc.* (Computers)	10,365	278,922
Techne Corp. (Healthcare-Products)	2,764	181,512

See accompanying notes to the financial statements.

78 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value

The Corporate Executive Board Co. (Commercial Services)	2,764	$103,788
The Macerich Co. (REIT)	17,966	851,049
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	3,455	175,410
The Timberland Co.—Class A* (Apparel)	2,764	67,967
The Warnaco Group, Inc.* (Apparel)	6,219	342,480
Thomas & Betts Corp.* (Electronics)	4,146	200,252
Thoratec Corp.* (Healthcare-Products)	7,601	215,260
Tibco Software, Inc.* (Internet)	22,803	449,447
Timken Co. (Metal Fabricate/Hardware)	5,528	263,851
Tootsie Roll Industries, Inc. (Food)	1,382	40,037
Towers Watson & Co.—Class A (Commercial Services)	2,764	143,894
Tractor Supply Co. (Retail)	9,674	469,092
Trimble Navigation, Ltd.* (Electronics)	10,365	413,874
Tupperware Corp. (Household Products/Wares)	8,292	395,280
tw telecom, Inc.* (Telecommunications)	20,730	353,446
UDR, Inc. (REIT)	11,056	260,037
Under Armour, Inc.—Class A* (Retail)	4,837	265,261
United Rentals, Inc.* (Commercial Services)	3,455	78,601
United Therapeutics Corp.* (Pharmaceuticals)	6,910	436,850
Universal Health Services, Inc.—Class B (Healthcare-Services)	13,129	570,061
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,073	183,937
ValueClick, Inc.* (Internet)	6,910	110,767
VCA Antech, Inc.* (Pharmaceuticals)	5,528	128,747
Vertex Pharmaceuticals, Inc.* (Biotechnology)	13,129	459,909
Vishay Intertechnology, Inc.* (Electronics)	13,129	192,734
Wabtec Corp. (Machinery-Diversified)	3,455	182,735
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	11,747	414,552
Waste Connections, Inc. (Environmental Control)	8,983	247,302
Watsco, Inc. (Distribution/Wholesale)	1,382	87,177
Weingarten Realty Investors (REIT)	5,528	131,345
WellCare Health Plans, Inc.* (Healthcare-Services)	2,764	83,528
Westamerica Bancorp (Banks)	1,382	76,660
Williams Sonoma, Inc. (Retail)	14,511	517,898
WMS Industries, Inc.* (Leisure Time)	7,601	343,869
Woodward Governor Co. (Electronics)	8,292	311,447
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	7,601	288,762

TOTAL COMMON STOCKS
(Cost $59,533,493)		74,643,629

TOTAL INVESTMENT SECURITIES
(Cost $59,533,493)—100.3%		74,643,629
Net other assets (liabilities)—(0.3)%		(216,548)

NET ASSETS—100.0%		$74,427,081

* Non-income producing security

ProFund VP Mid-Cap Growth invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$302,824	0.4%
Aerospace/Defense	511,755	0.7%
Airlines	156,691	0.2%
Apparel	1,932,506	2.6%
Auto Manufacturers	243,508	0.3%
Auto Parts & Equipment	650,010	0.9%
Banks	284,499	0.4%
Beverages	1,028,001	1.4%
Biotechnology	726,221	1.0%
Building Materials	321,924	0.4%
Chemicals	2,056,298	2.8%
Coal	470,474	0.6%
Commercial Services	2,953,410	4.0%
Computers	2,845,441	3.8%
Cosmetics/Personal Care	230,352	0.3%
Distribution/Wholesale	526,764	0.7%
Diversified Financial Services	1,764,027	2.4%
Electric	278,342	0.4%
Electrical Components & Equipment	1,720,914	2.3%
Electronics	1,920,130	2.6%
Entertainment	605,779	0.8%
Environmental Control	363,501	0.5%
Food	443,083	0.6%
Forest Products & Paper	506,925	0.7%
Hand/Machine Tools	802,078	1.1%
Healthcare-Products	5,074,684	6.8%
Healthcare-Services	1,996,001	2.7%
Household Products/Wares	1,391,557	1.9%
Insurance	362,817	0.5%
Internet	1,668,226	2.2%
Iron/Steel	83,418	0.1%
Leisure Time	947,845	1.3%
Machinery-Construction & Mining	2,187,291	2.9%
Machinery-Diversified	1,957,907	2.6%
Media	156,304	0.2%
Metal Fabricate/Hardware	447,788	0.6%
Mining	370,113	0.5%
Miscellaneous Manufacturing	1,139,763	1.5%
Office Furnishings	69,929	0.1%
Oil & Gas	1,933,258	2.6%
Oil & Gas Services	1,298,265	1.7%
Packaging & Containers	302,278	0.4%
Pharmaceuticals	2,055,455	2.8%
Pipelines	362,747	0.5%
REIT	5,593,698	7.5%
Real Estate	463,910	0.6%
Retail	8,017,342	10.8%
Semiconductors	4,511,733	6.1%
Software	4,920,017	6.6%
Telecommunications	2,649,417	3.5%
Transportation	818,938	1.1%
Water	217,471	0.3%
Other**	(216,548)	(0.3)%

Total	$74,427,081	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 79

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$59,533,493

Securities, at value	74,643,629

Total Investment Securities, at value	74,643,629
Cash	311,573
Dividends receivable	42,467
Receivable for capital shares issued	149,775
Receivable for investments sold	46,359
Prepaid expenses	175

TOTAL ASSETS	75,193,978

LIABILITIES:
Payable for capital shares redeemed	339,154
Payable for investments purchased	320,896
Advisory fees payable	30,811
Management services fees payable	4,108
Administration fees payable	2,168
Administrative services fees payable	20,624
Distribution fees payable	15,302
Trustee fees payable	3
Transfer agency fees payable	5,993
Fund accounting fees payable	4,340
Compliance services fees payable	186
Other accrued expenses	23,312

TOTAL LIABILITIES	766,897

NET ASSETS	$74,427,081

NET ASSETS CONSIST OF:
Capital	$70,077,733
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(10,760,788)
Net unrealized appreciation (depreciation) on investments	15,110,136

NET ASSETS	$74,427,081

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,175,623

Net Asset Value (offering and redemption price per share)	$34.21

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$330,487
Interest	78

TOTAL INVESTMENT INCOME	330,565

EXPENSES:
Advisory fees	308,015
Management services fees	41,068
Administration fees	17,069
Transfer agency fees	24,078
Administrative services fees	142,506
Distribution fees	102,672
Custody fees	35,608
Fund accounting fees	33,710
Trustee fees	574
Compliance services fees	354
Other fees	48,391

Total Gross Expenses before reductions	754,045
Less Expenses reduced by the Advisor	(64,093)

TOTAL NET EXPENSES	689,952

NET INVESTMENT INCOME (LOSS)	(359,387)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	5,288,290
Change in net unrealized appreciation/depreciation on investments	4,237,414

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,525,704

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,166,317

See accompanying notes to the financial statements.

80 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(359,387)	$(238,793)
Net realized gains (losses) on investments	5,288,290	1,912,934
Change in net unrealized appreciation/depreciation on investments	4,237,414	9,317,528

Change in net assets resulting from operations	9,166,317	10,991,669

CAPITAL TRANSACTIONS:
Proceeds from shares issued	213,008,784	125,641,492
Value of shares redeemed	(192,426,668)	(111,239,350)

Change in net assets resulting from capital transactions	20,582,116	14,402,142

Change in net assets	29,748,433	25,393,811
NET ASSETS:
Beginning of period	44,678,648	19,284,837

End of period	$74,427,081	$44,678,648

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	7,176,748	5,788,767
Redeemed	(6,678,242)	(5,113,142)

Change in shares	498,506	675,625

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Mid-Cap Growth :: 81

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$26.64	$19.26	$35.14	$34.62	$34.84

Investment Activities:
Net investment income (loss)(a)	(0.26)	(0.17)	(0.32)	(0.23)	(0.40)
Net realized and unrealized gains (losses) on investments	7.83	7.55	(12.23)	4.23	1.69

Total income (loss) from investment activities	7.57	7.38	(12.55)	4.00	1.29

Distributions to Shareholders From:
Net realized gains on investments	—	—	(3.33)	(3.48)	(1.51)

Net Asset Value, End of Period	$34.21	$26.64	$19.26	$35.14	$34.62

Total Return	28.42%	38.32%	(38.81)%	11.74%	3.98%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.85%	1.79%	1.72%	1.78%
Net expenses	1.68%	1.67%	1.63%	1.66%	1.76%
Net investment income (loss)	(0.87)%	(0.76)%	(1.04)%	(0.63)%	(1.13)%

Supplemental Data:
Net assets, end of period (000’s)	$74,427	$44,679	$19,285	$65,303	$67,116
Portfolio turnover rate(b)	452%	373%	427%	616%	685%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

82 :: ProFund VP Small-Cap Value :: Management Discussion of Fund Performance

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index. For the year ended December 31, 2010, the Fund had a total return of 22.10%, compared to a total return of 25.01%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization-weighted index comprised of stocks in the S&P SmallCap 600 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Esterline Technologies Corp (+68.24%), Holly Corp (+59.07%), and Actuant Corp (+43.66%), while the bottom three performers in this group were EMCOR Group Inc (+7.73%), Brady Corp (+8.66%), and ProAssurance Corp (+12.83%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Small-Cap Value	22.10%	2.11%	3.43%
S&P SmallCap 600/Citigroup Value Index[3]	25.01%	4.19%	6.16%

Expense Ratios**
Fund	Gross	Net

ProFund VP Small-Cap Value	2.03%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

World Fuel Services Corp.	1.0%
Esterline Technologies Corp.	0.9%
EMCOR Group, Inc.	0.8%
ProAssurance Corp.	0.8%
Actuant Corp.—Class A	0.8%

S&P SmallCap 600/Citigroup Value Index – Composition
% of Index

Industrial	24%
Financial	24%
Consumer Cyclical	14%
Consumer Non-Cyclical	14%
Utilities	6%
Technology	6%
Energy	4%
Communications	4%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap Value :: 83

Schedule of Portfolio Investments

Common Stocks (100.9%)
	Shares	Value

A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,800	$33,138
AAON, Inc. (Building Materials)	540	15,233
AAR Corp.* (Aerospace/Defense)	4,500	123,615
ABM Industries, Inc. (Commercial Services)	5,220	137,286
Acadia Realty Trust (REIT)	1,800	32,832
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,740	206,039
Administaff, Inc. (Commercial Services)	1,260	36,918
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,700	36,828
Aerovironment, Inc.* (Aerospace/Defense)	900	24,147
Affymetrix, Inc.* (Biotechnology)	7,920	39,838
Agilysys, Inc.* (Computers)	2,160	12,161
Albany International Corp.—Class A (Machinery-Diversified)	3,060	72,491
ALLETE, Inc. (Electric)	3,420	127,429
Alliance One International, Inc.* (Agriculture)	9,720	41,213
AMCOL International Corp. (Mining)	1,440	44,640
Amedisys, Inc.* (Healthcare-Services)	3,240	108,540
American States Water Co. (Water)	900	31,023
American Vanguard Corp. (Chemicals)	2,340	19,984
AMERIGROUP Corp.* (Healthcare-Services)	2,160	94,867
Amerisafe, Inc.* (Insurance)	2,160	37,800
AMN Healthcare Services, Inc.* (Commercial Services)	4,320	26,525
AmSurg Corp.* (Healthcare-Services)	3,420	71,649
Analogic Corp. (Electronics)	540	26,735
Anixter International, Inc. (Telecommunications)	3,240	193,525
Apogee Enterprises, Inc. (Building Materials)	3,240	43,643
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,320	140,313
Arch Chemicals, Inc. (Chemicals)	2,880	109,238
Arctic Cat, Inc.* (Leisure Time)	1,440	21,082
Arkansas Best Corp. (Transportation)	2,880	78,970
Arris Group, Inc.* (Telecommunications)	13,860	155,509
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,160	70,006
ATMI, Inc.* (Semiconductors)	2,340	46,660
Audiovox Corp.—Class A* (Telecommunications)	2,160	18,641
Avid Technology, Inc.* (Software)	3,240	56,570
Avista Corp. (Electric)	6,300	141,876
AZZ, Inc. (Miscellaneous Manufacturing)	540	21,605
Badger Meter, Inc. (Electronics)	720	31,838
Bank Mutual Corp. (Banks)	5,220	24,952
Bank of the Ozarks, Inc. (Banks)	540	23,409
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,040	104,177
Basic Energy Services, Inc.* (Oil & Gas Services)	1,620	26,698
Bel Fuse, Inc.—Class B (Electronics)	1,260	30,114
Belden, Inc. (Electrical Components & Equipment)	2,880	106,041
Benchmark Electronics, Inc.* (Electronics)	6,840	124,214
Big 5 Sporting Goods Corp. (Retail)	1,080	16,492
BioMed Realty Trust, Inc. (REIT)	7,740	144,351
Black Box Corp. (Telecommunications)	1,980	75,814
Blyth, Inc. (Household Products/Wares)	540	18,619
Boston Private Financial Holdings, Inc. (Banks)	8,640	56,592
Brady Corp.—Class A (Electronics)	5,940	193,703
Briggs & Stratton Corp. (Machinery-Diversified)	5,580	109,870
Brightpoint, Inc.* (Distribution/Wholesale)	7,560	65,999
Bristow Group, Inc.* (Transportation)	4,140	196,029
Brookline Bancorp, Inc. (Savings & Loans)	6,660	72,261
Brooks Automation, Inc.* (Semiconductors)	7,380	66,937
Brown Shoe Co., Inc. (Retail)	4,860	67,700
Brunswick Corp. (Leisure Time)	5,040	94,449
Brush Engineered Materials, Inc.* (Mining)	720	27,821
Cabot Microelectronics Corp.* (Chemicals)	900	37,305
CACI International, Inc.—Class A* (Computers)	3,420	182,628
Cal-Maine Foods, Inc. (Food)	540	17,053
Calgon Carbon Corp.* (Environmental Control)	3,240	48,989
Callaway Golf Co. (Leisure Time)	7,200	58,104
Cambrex Corp.* (Biotechnology)	3,240	16,751
Cantel Medical Corp. (Healthcare-Products)	360	8,424
Cascade Corp. (Machinery-Diversified)	720	34,042
Casey’s General Stores, Inc. (Retail)	4,320	183,643
CDI Corp. (Commercial Services)	1,440	26,770
Cedar Shopping Centers, Inc. (REIT)	5,220	32,834
Centene Corp.* (Healthcare-Services)	5,580	141,397
Central Garden & Pet Co.—Class A* (Household Products/Wares)	6,120	60,466
Central Vermont Public Service Corp. (Electric)	1,440	31,478
Century Aluminum Co.* (Mining)	3,960	61,499
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,880	90,806
CH Energy Group, Inc. (Electric)	1,800	88,002
Checkpoint Systems, Inc.* (Electronics)	4,500	92,475
Christopher & Banks Corp. (Retail)	3,960	24,354
Ciber, Inc.* (Computers)	7,920	37,066
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,080	45,662
City Holding Co. (Banks)	1,800	65,214
Clarcor, Inc. (Miscellaneous Manufacturing)	2,880	123,523
Clearwater Paper Corp.* (Forest Products & Paper)	1,260	98,658
Cognex Corp. (Machinery-Diversified)	1,980	58,252
Cohu, Inc. (Semiconductors)	1,800	29,844
Coldwater Creek, Inc.* (Retail)	6,660	21,112
Colonial Properties Trust (REIT)	5,580	100,719
Columbia Banking System, Inc. (Banks)	4,500	94,770
Comfort Systems USA, Inc. (Building Materials)	4,320	56,894
Community Bank System, Inc. (Banks)	2,340	64,982
Comtech Telecommunications Corp. (Telecommunications)	3,060	84,854
CONMED Corp.* (Healthcare-Products)	3,240	85,633
Corinthian Colleges, Inc.* (Commercial Services)	9,540	49,703
Cross Country Healthcare, Inc.* (Commercial Services)	3,420	28,967
CryoLife, Inc.* (Biotechnology)	1,980	10,732
CTS Corp. (Electronics)	3,780	41,807
Cubic Corp. (Electronics)	720	33,948
Curtiss-Wright Corp. (Aerospace/Defense)	5,220	173,304
Cymer, Inc.* (Electronics)	1,980	89,239
Daktronics, Inc. (Electronics)	2,340	37,253

See accompanying notes to the financial statements.

84 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value

DealerTrack Holdings, Inc.* (Internet)	1,800	$36,126
Delphi Financial Group, Inc.—Class A (Insurance)	6,120	176,501
Deltic Timber Corp. (Forest Products & Paper)	720	40,565
Diamond Foods, Inc. (Food)	900	47,862
DiamondRock Hospitality Co.* (REIT)	9,540	114,480
Digi International, Inc.* (Software)	2,880	31,968
Dime Community Bancshares, Inc. (Savings & Loans)	1,800	26,262
Drew Industries, Inc. (Building Materials)	2,160	49,075
DSP Group, Inc.* (Semiconductors)	2,700	21,978
Dycom Industries, Inc.* (Engineering & Construction)	3,960	58,410
E.W. Scripps Co.* (Media)	2,160	21,924
Eagle Materials, Inc.—Class A (Building Materials)	3,420	96,615
EastGroup Properties, Inc. (REIT)	1,260	53,323
El Paso Electric Co.* (Electric)	2,700	74,331
Electro Scientific Industries, Inc.* (Electronics)	1,800	28,854
EMCOR Group, Inc.* (Engineering & Construction)	7,380	213,872
Emergent Biosolutions, Inc.* (Biotechnology)	1,080	25,337
Employers Holdings, Inc. (Insurance)	4,500	78,660
EMS Technologies, Inc.* (Telecommunications)	1,800	35,604
Encore Wire Corp. (Electrical Components & Equipment)	2,160	54,173
Entertainment Properties Trust (REIT)	2,700	124,875
Epicor Software Corp.* (Software)	1,980	19,998
EPIQ Systems, Inc. (Software)	3,600	49,428
eResearchTechnology, Inc.* (Internet)	2,520	18,522
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,620	61,301
Esterline Technologies Corp.* (Aerospace/Defense)	3,420	234,578
Ethan Allen Interiors, Inc. (Home Furnishings)	3,240	64,832
Exar Corp.* (Semiconductors)	2,160	15,077
Extra Space Storage, Inc. (REIT)	4,680	81,432
FARO Technologies, Inc.* (Electronics)	900	29,556
Federal Signal Corp. (Miscellaneous Manufacturing)	7,020	48,157
FEI Co.* (Electronics)	2,520	66,553
First BanCorp* (Banks)	36,000	16,560
First Commonwealth Financial Corp. (Banks)	10,620	75,190
First Financial Bancorp (Banks)	3,600	66,528
First Financial Bankshares, Inc. (Banks)	1,260	64,487
First Midwest Bancorp, Inc. (Banks)	8,280	95,385
Forestar Group, Inc.* (Real Estate)	1,620	31,266
Forward Air Corp. (Transportation)	1,440	40,867
Franklin Street Properties Corp. (REIT)	7,740	110,295
Fred’s, Inc. (Retail)	4,320	59,443
Fuller (H.B.) Co. (Chemicals)	5,580	114,501
G & K Services, Inc. (Textiles)	2,160	66,766
GenCorp, Inc.* (Aerospace/Defense)	6,660	34,432
General Communication, Inc.—Class A* (Telecommunications)	1,800	22,788
Genesco, Inc.* (Retail)	1,080	40,489
Gentiva Health Services, Inc.* (Healthcare-Services)	3,420	90,972
Gerber Scientific, Inc.* (Machinery-Diversified)	2,880	22,666
Gibraltar Industries, Inc.* (Iron/Steel)	3,420	46,409
Glacier Bancorp, Inc. (Banks)	8,100	122,391
Greatbatch, Inc.* (Electrical Components & Equipment)	1,080	26,082
Griffon Corp.* (Miscellaneous Manufacturing)	5,220	66,503
Group 1 Automotive, Inc. (Retail)	2,700	112,752
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,620	45,652
Hancock Holding Co. (Banks)	3,240	112,946
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,600	76,284
Hanmi Financial Corp.* (Banks)	16,920	19,458
Harmonic, Inc.* (Telecommunications)	5,940	50,906
Haverty Furniture Cos., Inc. (Retail)	2,160	28,037
Headwaters, Inc.* (Energy-Alternate Sources)	6,840	31,327
Healthcare Realty Trust, Inc. (REIT)	4,680	99,075
Healthways, Inc.* (Healthcare-Services)	3,780	42,185
Heartland Express, Inc. (Transportation)	3,240	51,905
Heartland Payment Systems, Inc. (Commercial Services)	4,320	66,614
Heidrick & Struggles International, Inc. (Commercial Services)	1,980	56,727
Helen of Troy, Ltd.* (Household Products/Wares)	3,420	101,711
Hillenbrand, Inc. (Commercial Services)	3,780	78,662
Holly Corp. (Oil & Gas)	5,040	205,481
Home Bancshares, Inc. (Banks)	2,520	55,516
Home Properties, Inc. (REIT)	1,800	99,882
Horace Mann Educators Corp. (Insurance)	4,500	81,180
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,700	56,376
Hot Topic, Inc. (Retail)	5,040	31,601
Hub Group, Inc.—Class A* (Transportation)	2,520	88,553
Hutchinson Technology, Inc.* (Computers)	2,700	10,017
ICU Medical, Inc.* (Healthcare-Products)	720	26,280
Independent Bank Corp./MA (Banks)	2,340	63,297
Infinity Property & Casualty Corp. (Insurance)	1,440	88,992
InfoSpace, Inc.* (Internet)	4,140	34,362
Inland Real Estate Corp. (REIT)	5,760	50,688
Insight Enterprises, Inc.* (Retail)	5,220	68,695
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,320	114,523
Integral Systems, Inc.* (Computers)	1,080	10,703
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,680	83,398
Interface, Inc.—Class A (Office Furnishings)	3,240	50,706
Intermec, Inc.* (Machinery-Diversified)	5,400	68,364
Intevac, Inc.* (Machinery-Diversified)	1,440	20,174
Invacare Corp. (Healthcare-Products)	3,600	108,576
Investment Technology Group, Inc.* (Diversified Financial Services)	4,680	76,612
ION Geophysical Corp.* (Oil & Gas Services)	8,820	74,794
J & J Snack Foods Corp. (Food)	720	34,733
Jack in the Box, Inc.* (Retail)	5,940	125,512
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,980	36,076
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,440	28,987
K-Swiss, Inc.—Class A* (Apparel)	3,060	38,158
Kaiser Aluminum Corp. (Mining)	1,620	81,146
Kaman Corp. (Aerospace/Defense)	2,880	83,722
Kaydon Corp. (Metal Fabricate/Hardware)	2,520	102,614
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 85

Common Stocks, continued
	Shares	Value

Kelly Services, Inc.—Class A* (Commercial Services)	3,240	$60,912
Kendle International, Inc.* (Commercial Services)	1,620	17,642
Kilroy Realty Corp. (REIT)	3,420	124,727
Kite Realty Group Trust (REIT)	7,200	38,952
Knight Transportation, Inc. (Transportation)	3,600	68,400
La-Z-Boy, Inc.* (Home Furnishings)	5,760	51,955
LaBranche & Co., Inc.* (Diversified Financial Services)	3,960	14,256
Laclede Group, Inc. (Gas)	2,520	92,081
LaSalle Hotel Properties (REIT)	5,220	137,808
Lawson Products, Inc. (Metal Fabricate/Hardware)	540	13,441
LCA-Vision, Inc.* (Healthcare-Products)	1,260	7,245
Lexington Realty Trust (REIT)	7,920	62,964
LHC Group, Inc.* (Healthcare-Services)	540	16,200
Lithia Motors, Inc.—Class A (Retail)	2,520	36,011
Live Nation, Inc.* (Commercial Services)	16,740	191,171
Liz Claiborne, Inc.* (Apparel)	7,200	51,552
LogMeIn, Inc.* (Telecommunications)	900	39,906
LoJack Corp.* (Electronics)	1,260	8,140
LSB Industries, Inc.* (Miscellaneous Manufacturing)	900	21,834
LTC Properties, Inc. (REIT)	1,440	40,435
Lufkin Industries, Inc. (Oil & Gas Services)	1,440	89,842
Lydall, Inc.* (Miscellaneous Manufacturing)	1,980	15,939
M/I Schottenstein Homes, Inc.* (Home Builders)	2,160	33,221
Magellan Health Services, Inc.* (Healthcare-Services)	1,260	59,573
Marcus Corp. (Lodging)	2,520	33,440
MarineMax, Inc.* (Retail)	2,520	23,562
Martek Biosciences Corp.* (Biotechnology)	3,780	118,314
Matrix Service Co.* (Oil & Gas Services)	2,880	35,078
MedCath Corp.* (Healthcare-Services)	2,340	32,643
Medical Properties Trust, Inc. (REIT)	4,680	50,684
Meridian Bioscience, Inc. (Healthcare-Products)	1,980	45,857
Merit Medical Systems, Inc.* (Healthcare-Products)	1,260	19,946
Meritage Homes Corp.* (Home Builders)	3,600	79,920
Methode Electronics, Inc. (Electronics)	4,140	53,696
Microsemi Corp.* (Semiconductors)	4,860	111,294
Mid-America Apartment Communities, Inc. (REIT)	1,620	102,854
Midas, Inc.* (Commercial Services)	1,620	13,138
MKS Instruments, Inc.* (Semiconductors)	3,600	88,164
Mobile Mini, Inc.* (Storage/Warehousing)	1,980	38,986
Molina Healthcare, Inc.* (Healthcare-Services)	1,980	55,143
Monarch Casino & Resort, Inc.* (Lodging)	900	11,250
Moog, Inc.—Class A* (Aerospace/Defense)	5,040	200,592
Movado Group, Inc.* (Retail)	1,980	31,957
MTS Systems Corp. (Computers)	900	33,714
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,320	141,264
Multimedia Games, Inc.* (Leisure Time)	3,060	17,075
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,960	38,570
Nara Bancorp, Inc.* (Banks)	4,320	42,422
Nash Finch Co. (Food)	1,440	61,214
National Financial Partners* (Diversified Financial Services)	2,700	36,180
National Penn Bancshares, Inc. (Banks)	9,720	78,052
National Retail Properties, Inc. (REIT)	3,600	95,400
Natus Medical, Inc.* (Healthcare-Products)	1,440	20,419
NBT Bancorp, Inc. (Banks)	3,960	95,634
NCI Building Systems, Inc.* (Building Materials)	1,440	20,146
NCI, Inc.—Class A* (Computers)	360	8,276
Neenah Paper, Inc. (Forest Products & Paper)	1,620	31,882
Network Equipment Technologies, Inc.* (Telecommunications)	1,800	8,334
New Jersey Resources Corp. (Gas)	4,680	201,755
Newport Corp.* (Electronics)	1,980	34,393
Northwest Natural Gas Co. (Gas)	1,980	92,011
NorthWestern Corp. (Electric)	4,140	119,356
NTELOS Holdings Corp. (Telecommunications)	1,440	27,432
Nutri/System, Inc. (Commercial Services)	1,620	34,069
O’Charley’s, Inc.* (Retail)	2,160	15,552
OfficeMax, Inc.* (Retail)	9,540	168,858
Old Dominion Freight Line, Inc.* (Transportation)	2,340	74,857
Old National Bancorp (Banks)	9,720	115,571
Olympic Steel, Inc. (Iron/Steel)	1,080	30,974
OM Group, Inc.* (Chemicals)	1,440	55,454
Omnicell, Inc.* (Software)	1,800	26,010
On Assignment, Inc.* (Commercial Services)	4,140	33,741
Orbital Sciences Corp.* (Aerospace/Defense)	3,060	52,418
Oxford Industries, Inc. (Apparel)	720	18,439
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,440	20,462
Papa John’s International, Inc.* (Retail)	1,080	29,916
Park Electrochemical Corp. (Electronics)	1,440	43,200
Parkway Properties, Inc. (REIT)	2,520	44,150
PC-Tel, Inc.* (Internet)	2,160	12,960
Penford Corp.* (Chemicals)	1,260	7,699
Penn Virginia Corp. (Oil & Gas)	5,040	84,773
Pennsylvania REIT (REIT)	3,240	47,077
Pericom Semiconductor Corp.* (Semiconductors)	1,260	13,835
Perry Ellis International, Inc.* (Apparel)	540	14,834
Petroleum Development* (Oil & Gas)	1,800	75,978
PetroQuest Energy, Inc.* (Oil & Gas)	3,600	27,108
PharMerica Corp.* (Pharmaceuticals)	3,240	37,098
Piedmont Natural Gas Co., Inc. (Gas)	5,220	145,951
Pinnacle Entertainment, Inc.* (Entertainment)	3,780	52,996
Pinnacle Financial Partners, Inc.* (Banks)	3,780	51,332
Pioneer Drilling Co.* (Oil & Gas)	6,120	53,917
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,800	63,018
Plexus Corp.* (Electronics)	1,980	61,261
PolyOne Corp.* (Chemicals)	4,320	53,957
Pool Corp. (Distribution/Wholesale)	5,580	125,773
Post Properties, Inc. (REIT)	3,060	111,078
Powell Industries, Inc.* (Electrical Components & Equipment)	1,080	35,510
Presidential Life Corp. (Insurance)	2,340	23,236
PrivateBancorp, Inc. (Banks)	6,660	95,771
ProAssurance Corp.* (Insurance)	3,420	207,252
Provident Financial Services, Inc. (Savings & Loans)	3,960	59,915
PS Business Parks, Inc. (REIT)	1,080	60,178
PSS World Medical, Inc.* (Healthcare-Products)	2,880	65,088

See accompanying notes to the financial statements.

86 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value

Pulse Electronics Corp. (Semiconductors)	3,060	$16,279
Quanex Building Products Corp. (Building Materials)	4,140	78,536
Quiksilver, Inc.* (Apparel)	14,580	73,921
RadiSys Corp.* (Computers)	1,620	14,418
RC2 Corp.* (Toys/Games/Hobbies)	1,440	31,349
Red Robin Gourmet Burgers, Inc.* (Retail)	1,800	38,646
RehabCare Group, Inc.* (Healthcare-Services)	2,880	68,256
RLI Corp. (Insurance)	1,800	94,626
Robbins & Myers, Inc. (Machinery-Diversified)	2,160	77,285
Rofin-Sinar Technologies, Inc.* (Electronics)	1,980	70,171
Rogers Corp.* (Electronics)	1,080	41,310
RTI International Metals, Inc.* (Mining)	2,160	58,277
Ruby Tuesday, Inc.* (Retail)	7,200	94,032
Rudolph Technologies, Inc.* (Semiconductors)	2,160	17,777
Ruth’s Hospitality Group, Inc.* (Retail)	3,420	15,835
S&T Bancorp, Inc. (Banks)	2,700	60,993
Safety Insurance Group, Inc. (Insurance)	1,620	77,063
Sanderson Farms, Inc. (Food)	2,160	84,564
Saul Centers, Inc. (REIT)	540	25,569
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,880	32,083
ScanSource, Inc.* (Distribution/Wholesale)	3,060	97,614
School Specialty, Inc.* (Retail)	1,800	25,074
Schulman (A.), Inc. (Chemicals)	3,600	82,404
SEACOR SMIT, Inc. (Oil & Gas Services)	720	72,785
Seahawk Drilling, Inc.* (Oil & Gas)	1,260	11,277
Selective Insurance Group, Inc. (Insurance)	5,940	107,811
Seneca Foods Corp.—Class A* (Food)	1,080	29,138
SFN Group, Inc.* (Commercial Services)	5,940	57,974
Shuffle Master, Inc.* (Entertainment)	2,700	30,915
Sigma Designs, Inc.* (Semiconductors)	1,080	15,304
Simmons First National Corp.—Class A (Banks)	1,980	56,430
Simpson Manufacturing Co., Inc. (Building Materials)	4,500	139,095
Skechers U.S.A., Inc.—Class A* (Apparel)	3,780	75,600
Skyline Corp. (Home Builders)	540	14,083
SkyWest, Inc. (Airlines)	6,120	95,594
Smith Corp. (Miscellaneous Manufacturing)	1,620	61,690
Snyders-Lance, Inc. (Food)	2,520	59,069
Sonic Automotive, Inc. (Retail)	3,960	52,430
Sonic Corp.* (Retail)	4,320	43,718
South Jersey Industries, Inc. (Gas)	1,980	104,583
Southwest Gas Corp. (Gas)	5,040	184,817
Sovran Self Storage, Inc. (REIT)	1,980	72,884
Spartan Motors, Inc. (Auto Parts & Equipment)	3,600	21,924
Spartan Stores, Inc. (Food)	2,520	42,714
Stage Stores, Inc. (Retail)	4,140	71,788
Standard Microsystems Corp.* (Semiconductors)	1,440	41,515
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,160	29,592
Standard Pacific Corp.* (Home Builders)	11,160	51,336
Standex International Corp. (Miscellaneous Manufacturing)	1,440	43,070
StarTek, Inc.* (Commercial Services)	1,260	6,388
Stein Mart, Inc. (Retail)	3,060	28,305
Stepan Co. (Chemicals)	900	68,643
Sterling Bancorp (Banks)	3,060	32,038
Sterling Bancshares, Inc. (Banks)	11,520	80,870
Stewart Information Services Corp. (Insurance)	1,980	22,829
Stone Energy Corp.* (Oil & Gas)	2,340	52,159
STR Holdings, Inc.* (Miscellaneous Manufacturing)	2,520	50,400
Super Micro Computer, Inc.* (Computers)	1,260	14,540
Superior Industries International, Inc. (Auto Parts & Equipment)	1,620	34,376
Supertex, Inc.* (Semiconductors)	900	21,762
SurModics, Inc.* (Healthcare-Products)	900	10,683
Susquehanna Bancshares, Inc. (Banks)	14,580	141,134
Swift Energy Co.* (Oil & Gas)	3,060	119,799
SWS Group, Inc. (Diversified Financial Services)	3,240	16,362
Sykes Enterprises, Inc.* (Computers)	2,160	43,762
Symmetricom, Inc.* (Telecommunications)	2,340	16,591
Symmetry Medical, Inc.* (Healthcare-Products)	3,960	36,630
SYNNEX Corp.* (Software)	2,700	84,240
Take-Two Interactive Software, Inc.* (Software)	5,220	63,893
Tekelec* (Telecommunications)	7,740	92,183
Teledyne Technologies, Inc.* (Aerospace/Defense)	4,140	182,036
TeleTech Holdings, Inc.* (Commercial Services)	1,080	22,237
Tessera Technologies, Inc.* (Semiconductors)	2,340	51,831
Tetra Tech, Inc.* (Environmental Control)	3,060	76,684
TETRA Technologies, Inc.* (Oil & Gas Services)	8,640	102,557
Texas Capital Bancshares, Inc.* (Banks)	4,140	88,058
Texas Industries, Inc. (Building Materials)	3,060	140,087
The Andersons, Inc. (Agriculture)	900	32,715
The Cato Corp.—Class A (Retail)	1,260	34,537
The Children’s Place Retail Stores, Inc.* (Retail)	1,620	80,417
The Finish Line, Inc.—Class A (Retail)	1,980	34,036
The Geo Group, Inc.* (Commercial Services)	7,200	177,552
The Hain Celestial Group, Inc.* (Food)	2,880	77,933
The Knot, Inc.* (Internet)	1,980	19,562
The Men’s Wearhouse, Inc. (Retail)	2,700	67,446
The Navigators Group, Inc.* (Insurance)	1,440	72,504
The Pep Boys-Manny, Moe & Jack (Retail)	5,940	79,774
The Standard Register Co. (Household Products/Wares)	1,440	4,910
THQ, Inc.* (Software)	7,560	45,814
Tollgrade Communications, Inc.* (Telecommunications)	720	6,682
Tompkins Financial Corp. (Banks)	540	21,146
Toro Co. (Housewares)	1,440	88,762
Tower Group, Inc. (Insurance)	1,980	50,648
TradeStation Group, Inc.* (Diversified Financial Services)	4,500	30,375
Tredegar Corp. (Miscellaneous Manufacturing)	2,520	48,838
TrueBlue, Inc.* (Commercial Services)	2,880	51,811
TrustCo Bank Corp. NY (Banks)	8,640	54,778
Tuesday Morning Corp.* (Retail)	4,140	21,859
UIL Holdings Corp. (Electric)	5,580	167,177
Ultratech Stepper, Inc.* (Semiconductors)	1,440	28,627
UMB Financial Corp. (Banks)	2,160	89,467
Umpqua Holdings Corp. (Banks)	12,960	157,853
UniFirst Corp. (Textiles)	720	39,636
Unisource Energy Corp. (Electric)	4,140	148,377
United Bankshares, Inc. (Banks)	4,320	126,144
United Community Banks, Inc.* (Banks)	10,620	20,709
United Fire & Casualty Co. (Insurance)	2,340	52,229
United Natural Foods, Inc.* (Food)	2,160	79,229
United Online, Inc. (Internet)	9,720	64,152

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 87

Common Stocks, continued
	Shares	Value

United Stationers, Inc.* (Distribution/Wholesale)	2,520	$160,801
Universal Forest Products, Inc. (Building Materials)	2,160	84,024
Universal Health Realty Income Trust (REIT)	720	26,302
Urstadt Biddle Properties—Class A (REIT)	1,260	24,507
USA Mobility, Inc. (Telecommunications)	1,440	25,589
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,140	153,056
Viad Corp. (Commercial Services)	2,340	59,600
Volt Information Sciences, Inc.* (Commercial Services)	1,260	10,899
Watts Water Technologies, Inc.—Class A (Electronics)	3,240	118,551
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,580	48,044
WD-40 Co. (Household Products/Wares)	900	36,252
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,160	88,992
Whitney Holding Corp. (Banks)	10,800	152,820
Wilmington Trust Corp. (Banks)	10,260	44,528
Wilshire Bancorp, Inc. (Banks)	2,160	16,459
Winnebago Industries, Inc.* (Home Builders)	3,240	49,248
Wintrust Financial Corp. (Banks)	3,780	124,853
Wolverine World Wide, Inc. (Apparel)	2,340	74,599
World Fuel Services Corp. (Retail)	7,740	279,878
Zale Corp.* (Retail)	2,520	10,735
Zep, Inc. (Chemicals)	2,520	50,098

TOTAL COMMON STOCKS
(Cost $20,311,627)		27,509,362

TOTAL INVESTMENT SECURITIES
(Cost $20,311,627)—100.9%		27,509,362
Net other assets (liabilities)—(0.9)%		(258,644)

NET ASSETS—100.0%		$27,250,718

* Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$1,108,844	4.1%
Agriculture	73,928	0.3%
Airlines	95,594	0.3%
Apparel	347,103	1.3%
Auto Parts & Equipment	85,892	0.3%
Banks	2,768,739	10.2%
Biotechnology	243,055	0.9%
Building Materials	723,348	2.7%
Chemicals	599,283	2.2%
Commercial Services	1,245,306	4.6%
Computers	367,285	1.3%
Distribution/Wholesale	450,187	1.7%
Diversified Financial Services	320,201	1.2%
Electric	898,026	3.3%
Electrical Components & Equipment	258,634	0.9%
Electronics	1,257,011	4.6%
Energy-Alternate Sources	31,327	0.1%
Engineering & Construction	386,805	1.4%
Entertainment	83,911	0.3%
Environmental Control	125,673	0.5%
Food	533,509	2.0%
Forest Products & Paper	219,149	0.8%
Gas	821,198	3.0%
Healthcare-Products	620,519	2.3%
Healthcare-Services	781,425	2.9%
Home Builders	227,808	0.8%
Home Furnishings	116,787	0.4%
Household Products/Wares	221,958	0.8%
Housewares	88,762	0.3%
Insurance	1,171,331	4.3%
Internet	185,684	0.7%
Iron/Steel	77,383	0.3%
Leisure Time	190,710	0.7%
Lodging	44,690	0.2%
Machinery-Construction & Mining	70,006	0.3%
Machinery-Diversified	603,457	2.2%
Media	21,924	0.1%
Metal Fabricate/Hardware	336,119	1.2%
Mining	273,383	1.0%
Miscellaneous Manufacturing	1,031,439	3.8%
Office Furnishings	50,706	0.2%
Oil & Gas	630,492	2.3%
Oil & Gas Services	503,782	1.8%
Pharmaceuticals	37,098	0.1%
REIT	2,110,355	7.7%
Real Estate	31,266	0.1%
Retail	2,064,196	7.6%
Savings & Loans	158,438	0.6%
Semiconductors	739,940	2.7%
Software	377,921	1.4%
Storage/Warehousing	38,986	0.1%
Telecommunications	854,358	3.1%
Textiles	106,402	0.4%
Toys/Games/Hobbies	67,425	0.2%
Transportation	599,581	2.2%
Water	31,023	0.1%
Other**	(258,644)	(0.9)%

Total	$27,250,718	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

88 :: ProFund VP Small-Cap Value :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$20,311,627

Securities, at value	27,509,362

Total Investment Securities, at value	27,509,362
Dividends receivable	23,445
Receivable for capital shares issued	58,397
Prepaid expenses	210

TOTAL ASSETS	27,591,414

LIABILITIES:
Cash overdraft	243,136
Payable for capital shares redeemed	42,101
Advisory fees payable	7,685
Management services fees payable	1,025
Administration fees payable	776
Administrative services fees payable	8,270
Distribution fees payable	6,503
Trustee fees payable	1
Transfer agency fees payable	2,313
Fund accounting fees payable	1,553
Compliance services fees payable	76
Other accrued expenses	27,257

TOTAL LIABILITIES	340,696

NET ASSETS	$27,250,718

NET ASSETS CONSIST OF:
Capital	$38,819,147
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(18,766,164)
Net unrealized appreciation (depreciation) on investments	7,197,735

NET ASSETS	$27,250,718

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	998,230

Net Asset Value (offering and redemption price per share)	$27.30

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$402,943
Interest	93

TOTAL INVESTMENT INCOME	403,036

EXPENSES:
Advisory fees	224,906
Management services fees	29,987
Administration fees	12,814
Transfer agency fees	17,769
Administrative services fees	97,093
Distribution fees	74,969
Custody fees	55,630
Fund accounting fees	26,484
Trustee fees	382
Compliance services fees	271
Other fees	46,553

Total Gross Expenses before reductions	586,858
Less Expenses reduced by the Advisor	(83,068)

TOTAL NET EXPENSES	503,790

NET INVESTMENT INCOME (LOSS)	(100,754)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,385,325
Change in net unrealized appreciation/depreciation on investments	1,643,364

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,028,689

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,927,935

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 89

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(100,754)	$52,497
Net realized gains (losses) on investments	1,385,325	(1,048,366)
Change in net unrealized appreciation/depreciation on investments	1,643,364	2,487,549

Change in net assets resulting from operations	2,927,935	1,491,680

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(52,497)	(81,880)

Change in net assets resulting from distributions	(52,497)	(81,880)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	123,234,821 (a)	80,187,328
Dividends reinvested	52,497	81,880
Value of shares redeemed	(120,213,111)	(79,231,308)

Change in net assets resulting from capital transactions	3,074,207	1,037,900

Change in net assets	5,949,645	2,447,700
NET ASSETS:
Beginning of period	21,301,073	18,853,373

End of period	$27,250,718	$21,301,073

Accumulated net investment income (loss)	$—	$52,497

SHARE TRANSACTIONS:
Issued	5,099,062	4,331,909
Reinvested	2,155	3,730
Redeemed	(5,054,603)	(4,395,894)

Change in shares	46,614	(60,255)

(a)	Amount includes $39,274 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

90 :: ProFund VP Small-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$22.38	$18.63	$28.81	$36.64	$32.88

Investment Activities:
Net investment income (loss)(a)	(0.08)	0.05	0.07	(0.08)	(0.12)
Net realized and unrealized gains (losses) on investments	4.99	3.75	(8.41)	(2.27)	5.71

Total income (loss) from investment activities	4.91	3.80	(8.34)	(2.35)	5.59

Capital Transactions:	0.03 (b)	—	—	—	—

Distributions to Shareholders From:
Net investment income	(0.02)	(0.05)	—	—	—
Net realized gains on investments	—	—	(1.84)	(5.48)	(1.83)

Total distributions	(0.02)	(0.05)	(1.84)	(5.48)	(1.83)

Net Asset Value, End of Period	$27.30	$22.38	$18.63	$28.81	$36.64

Total Return	22.10% (b)	20.40%	(30.68)%	(7.22)%	17.43%

Ratios to Average Net Assets:
Gross expenses	1.96%	2.03%	1.93%	1.76%	1.79%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.75%
Net investment income (loss)	(0.34)%	0.25%	0.28%	(0.21)%	(0.34)%

Supplemental Data:
Net assets, end of period (000’s)	$27,251	$21,301	$18,853	$31,970	$102,760
Portfolio turnover rate(c)	412%	385%	459%	291%	436%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and the total return would be lower.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap Growth :: 91

The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index. For the year ended December 31, 2010, the Fund had a total return of 25.72%, compared to a total return of 28.43%1 for the Index.For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Growth Index is a market capitalization-weighted index comprised of stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Salix Pharmaceuticals Ltd (+84.95%), Cypress Semiconductor Corp (+75.95%), and Oil States International Inc (+63.12%), while the bottom three performers in this group were Stifel Financial Corp (+4.73%), Tanger Factory Outlet Centers Inc (+31.29%), and Regeneron Pharmaceuticals Inc (+35.77%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Small-Cap Growth	25.72%	3.42%	5.52%
S&P SmallCap 600/Citigroup Growth Index[3]	28.43%	5.27%	7.71%

Expense Ratios**
Fund	Gross	Net

ProFund VP Small-Cap Growth	1.91%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Cypress Semiconductor Corp.	1.3%
Oil States International, Inc.	1.3%
Cooper Cos., Inc.	1.1%
Salix Pharmaceuticals, Ltd.	1.1%
Regeneron Pharmaceuticals, Inc.	1.0%

S&P SmallCap 600/Citigroup Growth Index – Composition
% of Index

Consumer Non-Cyclical	25%
Consumer Cyclical	17%
Technology	17%
Industrial	13%
Financial	12%
Communications	7%
Energy	5%
Basic Materials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Growth Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

92 :: ProFund VP Small-Cap Growth :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (99.1%)
	Shares	Value

AAON, Inc. (Building Materials)	1,440	$40,622
Abaxis, Inc.* (Healthcare-Products)	5,760	154,656
Acadia Realty Trust (REIT)	5,760	105,062
Administaff, Inc. (Commercial Services)	2,880	84,384
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,600	49,104
Aerovironment, Inc.* (Aerospace/Defense)	1,440	38,635
Air Methods Corp.* (Healthcare-Services)	2,880	162,058
Align Technology, Inc.* (Healthcare-Products)	16,560	323,582
Allegiant Travel Co. (Airlines)	3,600	177,264
Almost Family, Inc.* (Healthcare-Services)	2,160	82,987
AMCOL International Corp. (Mining)	2,880	89,280
American Medical Systems Holdings, Inc.* (Healthcare-Products)	18,720	353,059
American Public Education, Inc.* (Commercial Services)	4,320	160,877
American Science & Engineering, Inc. (Electronics)	2,160	184,097
American States Water Co. (Water)	2,160	74,455
AMERIGROUP Corp.* (Healthcare-Services)	7,200	316,224
Analogic Corp. (Electronics)	2,160	106,942
Applied Signal Technology, Inc. (Telecommunications)	3,600	136,404
Arbitron, Inc. (Commercial Services)	6,480	269,050
ArQule, Inc.* (Biotechnology)	9,360	54,943
Atlantic Tele-Network, Inc. (Environmental Control)	2,160	82,814
ATMI, Inc.* (Semiconductors)	2,880	57,427
AZZ, Inc. (Miscellaneous Manufacturing)	2,160	86,422
Badger Meter, Inc. (Electronics)	2,160	95,515
Balchem Corp. (Chemicals)	7,200	243,432
Bank of the Ozarks, Inc. (Banks)	2,160	93,636
Basic Energy Services, Inc.* (Oil & Gas Services)	2,160	35,597
Belden, Inc. (Electrical Components & Equipment)	5,040	185,573
Big 5 Sporting Goods Corp. (Retail)	2,880	43,978
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	5,760	127,757
BioMed Realty Trust, Inc. (REIT)	15,120	281,988
BJ’s Restaurants, Inc.* (Retail)	5,760	204,077
Blackbaud, Inc. (Software)	10,800	279,720
Blue Coat Systems, Inc.* (Internet)	10,800	322,596
Blue Nile, Inc.* (Internet)	3,600	205,416
Boston Beer Co., Inc.—Class A* (Beverages)	2,160	205,394
Bottomline Technologies, Inc.* (Diversified Financial Services)	7,920	171,943
Brunswick Corp. (Leisure Time)	10,800	202,392
Brush Engineered Materials, Inc.* (Mining)	3,600	139,104
Buckeye Technologies, Inc. (Forest Products & Paper)	10,080	211,781
Buffalo Wild Wings, Inc.* (Retail)	4,320	189,432
Cabela’s, Inc.* (Retail)	10,080	219,240
Cabot Microelectronics Corp.* (Chemicals)	3,600	149,220
Cal-Maine Foods, Inc. (Food)	2,160	68,213
Calavo Growers, Inc. (Food)	2,880	66,384
Calgon Carbon Corp.* (Environmental Control)	6,480	97,978
California Pizza Kitchen, Inc.* (Retail)	5,760	99,533
Cantel Medical Corp. (Healthcare-Products)	2,160	50,544
Capella Education Co.* (Commercial Services)	4,320	287,626
CARBO Ceramics, Inc. (Oil & Gas Services)	5,040	521,841
Carter’s, Inc.* (Apparel)	14,400	424,944
Cascade Corp. (Machinery-Diversified)	720	34,042
Cash America International, Inc. (Retail)	7,200	265,896
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	9,360	435,146
Cbeyond, Inc.* (Telecommunications)	7,920	121,018
CEC Entertainment, Inc.* (Retail)	5,040	195,703
Century Aluminum Co.* (Mining)	5,040	78,271
CEVA, Inc.* (Semiconductors)	5,760	118,080
Chemed Corp. (Commercial Services)	5,760	365,818
CIRCOR International, Inc. (Metal Fabricate/Hardware)	2,160	91,325
Clarcor, Inc. (Miscellaneous Manufacturing)	5,760	247,046
Cognex Corp. (Machinery-Diversified)	5,760	169,459
Cohu, Inc. (Semiconductors)	2,160	35,813
Coinstar, Inc.* (Commercial Services)	7,920	447,005
Colonial Properties Trust (REIT)	8,640	155,952
Community Bank System, Inc. (Banks)	2,880	79,978
Commvault Systems, Inc.* (Software)	10,800	309,096
Compellent Technologies, Inc.* (Computers)	5,760	158,918
Computer Programs & Systems, Inc. (Software)	2,880	134,899
comScore, Inc.* (Internet)	6,480	144,569
Consolidated Graphics, Inc.* (Commercial Services)	2,160	104,609
Contango Oil & Gas Co. (Oil & Gas)	2,880	166,838
Cooper Cos., Inc. (Healthcare-Products)	11,520	649,037
CorVel Corp.* (Commercial Services)	1,440	69,624
Cracker Barrel Old Country Store, Inc. (Retail)	5,760	315,475
Crocs, Inc.* (Apparel)	21,600	369,792
CryoLife, Inc.* (Biotechnology)	2,880	15,610
CSG Systems International, Inc.* (Software)	8,640	163,642
Cubic Corp. (Electronics)	2,160	101,844
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	14,400	308,160
Cyberonics, Inc.* (Healthcare-Products)	5,760	178,675
Cymer, Inc.* (Electronics)	2,880	129,802
Cypress Semiconductor Corp.* (Semiconductors)	41,040	762,523
Daktronics, Inc. (Electronics)	3,600	57,312
Darling International, Inc.* (Environmental Control)	20,160	267,725
DealerTrack Holdings, Inc.* (Internet)	6,480	130,054
Deltic Timber Corp. (Forest Products & Paper)	1,440	81,130
DG Fastchannel, Inc.* (Media)	5,760	166,349
Diamond Foods, Inc. (Food)	3,600	191,448
DiamondRock Hospitality Co.* (REIT)	17,280	207,360
Dime Community Bancshares, Inc. (Savings & Loans)	2,880	42,019
DineEquity, Inc.* (Retail)	3,600	177,768
Diodes, Inc.* (Semiconductors)	8,640	233,194
Dionex Corp.* (Electronics)	4,320	509,803
DTS, Inc.* (Home Furnishings)	4,320	211,896
E.W. Scripps Co.* (Media)	2,880	29,232
Eagle Materials, Inc.—Class A (Building Materials)	3,600	101,700

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 93

Common Stocks, continued
	Shares	Value

EastGroup Properties, Inc. (REIT)	3,600	$152,352
Ebix, Inc.* (Software)	8,640	204,509
eHealth, Inc.* (Insurance)	5,760	81,734
El Paso Electric Co.* (Electric)	5,040	138,751
Electro Scientific Industries, Inc.* (Electronics)	2,160	34,625
Emergent Biosolutions, Inc.* (Biotechnology)	2,880	67,565
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	5,040	209,462
Entertainment Properties Trust (REIT)	5,760	266,400
Enzo Biochem, Inc.* (Biotechnology)	8,640	45,619
Epicor Software Corp.* (Software)	7,200	72,720
eResearchTechnology, Inc.* (Internet)	5,040	37,044
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	2,880	108,979
Exar Corp.* (Semiconductors)	6,480	45,230
Exponent, Inc.* (Commercial Services)	3,600	135,108
Extra Space Storage, Inc. (REIT)	11,520	200,448
EZCORP, Inc.—Class A* (Retail)	12,240	332,071
FARO Technologies, Inc.* (Electronics)	2,160	70,934
FEI Co.* (Electronics)	4,320	114,091
First Cash Financial Services, Inc.* (Retail)	7,200	223,128
First Financial Bancorp (Banks)	6,480	119,750
First Financial Bankshares, Inc. (Banks)	2,160	110,549
Forestar Group, Inc.* (Real Estate)	5,040	97,272
Forrester Research, Inc. (Commercial Services)	3,600	127,044
Forward Air Corp. (Transportation)	4,320	122,602
General Communication, Inc.—Class A* (Telecommunications)	5,760	72,922
Genesco, Inc.* (Retail)	3,600	134,964
Genoptix, Inc.* (Healthcare-Services)	4,320	82,166
Greatbatch, Inc.* (Electrical Components & Equipment)	3,600	86,940
Gulfport Energy Corp.* (Oil & Gas)	6,480	140,292
Haemonetics Corp.* (Healthcare-Products)	6,480	409,406
Harmonic, Inc.* (Telecommunications)	10,800	92,556
Healthcare Realty Trust, Inc. (REIT)	5,760	121,939
Healthcare Services Group, Inc. (Commercial Services)	16,560	269,431
HealthSpring, Inc.* (Healthcare-Services)	14,400	382,032
Heartland Express, Inc. (Transportation)	5,760	92,275
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	2,880	71,856
Hibbett Sports, Inc.* (Retail)	7,200	265,680
Hillenbrand, Inc. (Commercial Services)	7,200	149,832
Hittite Microwave Corp.* (Semiconductors)	5,760	351,590
HMS Holdings Corp.* (Commercial Services)	6,480	419,709
Home Properties, Inc. (REIT)	5,040	279,670
HSN, Inc.* (Retail)	9,360	286,790
Hub Group, Inc.—Class A* (Transportation)	3,600	126,504
Iconix Brand Group, Inc.* (Apparel)	18,000	347,580
ICU Medical, Inc.* (Healthcare-Products)	1,440	52,560
iGATE Corp. (Computers)	7,200	141,912
II-VI, Inc.* (Electronics)	6,480	300,413
Inland Real Estate Corp. (REIT)	6,480	57,024
Integra LifeSciences Holdings* (Biotechnology)	5,040	238,392
Integral Systems, Inc.* (Computers)	2,160	21,406
Interactive Intelligence, Inc.* (Software)	3,600	94,176
Interface, Inc.—Class A (Office Furnishings)	8,640	135,216
Interval Leisure Group, Inc.* (Leisure Time)	10,080	162,691
Intevac, Inc.* (Machinery-Diversified)	2,160	30,262
ION Geophysical Corp.* (Oil & Gas Services)	18,720	158,746
IPC The Hospitalist Co.* (Healthcare-Services)	4,320	168,523
J & J Snack Foods Corp. (Food)	2,160	104,198
j2 Global Communications, Inc.* (Internet)	11,520	333,504
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,880	52,474
JDA Software Group, Inc.* (Software)	10,800	302,400
Jo-Ann Stores, Inc.* (Retail)	6,480	390,225
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,600	72,468
Jos. A. Bank Clothiers, Inc.* (Retail)	6,480	261,274
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	9,360	143,208
Kaydon Corp. (Metal Fabricate/Hardware)	2,880	117,274
Kensey Nash Corp.* (Healthcare-Products)	2,160	60,113
Kid Brands, Inc.* (Household Products/Wares)	5,040	43,092
Kilroy Realty Corp. (REIT)	5,760	210,067
Kirkland’s, Inc.* (Retail)	3,600	50,508
Knight Transportation, Inc. (Transportation)	7,200	136,800
Kopin Corp.* (Semiconductors)	15,840	65,894
Kulicke & Soffa Industries, Inc.* (Semiconductors)	17,280	124,416
Landauer, Inc. (Commercial Services)	2,160	129,535
LaSalle Hotel Properties (REIT)	6,480	171,072
LCA-Vision, Inc.* (Healthcare-Products)	1,440	8,280
Lexington Realty Trust (REIT)	11,520	91,584
LHC Group, Inc.* (Healthcare-Services)	2,880	86,400
Lindsay Manufacturing Co. (Machinery-Diversified)	2,880	171,158
Liquidity Services, Inc.* (Internet)	4,320	60,696
Littelfuse, Inc. (Electrical Components & Equipment)	5,760	271,066
Liz Claiborne, Inc.* (Apparel)	7,920	56,707
LogMeIn, Inc.* (Telecommunications)	2,160	95,774
LoJack Corp.* (Electronics)	1,440	9,302
LSB Industries, Inc.* (Miscellaneous Manufacturing)	2,160	52,402
LTC Properties, Inc. (REIT)	3,600	101,088
Lufkin Industries, Inc. (Oil & Gas Services)	4,320	269,525
Lumber Liquidators Holdings, Inc.* (Retail)	5,760	143,482
Magellan Health Services, Inc.* (Healthcare-Services)	5,040	238,291
Maidenform Brands, Inc.* (Apparel)	5,760	136,915
Manhattan Associates, Inc.* (Computers)	5,760	175,910
MAXIMUS, Inc. (Commercial Services)	4,320	283,306
Medical Properties Trust, Inc. (REIT)	17,280	187,142
Medifast, Inc.* (Commercial Services)	3,600	103,968
Mercury Computer Systems, Inc.* (Computers)	5,760	105,869
Meridian Bioscience, Inc. (Healthcare-Products)	5,760	133,402
Merit Medical Systems, Inc.* (Healthcare-Products)	4,320	68,386
Micrel, Inc. (Semiconductors)	12,240	158,998
Microsemi Corp.* (Semiconductors)	10,080	230,832
MicroStrategy, Inc.—Class A* (Software)	2,160	184,615
Mid-America Apartment Communities, Inc. (REIT)	5,040	319,990
MKS Instruments, Inc.* (Semiconductors)	4,320	105,797
Mobile Mini, Inc.* (Storage/Warehousing)	5,040	99,238
Monarch Casino & Resort, Inc.* (Lodging)	720	9,000

See accompanying notes to the financial statements.

94 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value

Monolithic Power Systems, Inc.* (Semiconductors)	8,640	$142,733
Monro Muffler Brake, Inc. (Commercial Services)	7,552	261,224
MTS Systems Corp. (Computers)	2,160	80,914
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	2,880	181,872
National Financial Partners* (Diversified Financial Services)	5,040	67,536
National Penn Bancshares, Inc. (Banks)	9,360	75,161
National Presto Industries, Inc. (Housewares)	1,440	187,214
National Retail Properties, Inc. (REIT)	12,240	324,360
Natus Medical, Inc.* (Healthcare-Products)	4,320	61,258
NCI Building Systems, Inc.* (Building Materials)	720	10,073
NCI, Inc.—Class A* (Computers)	1,440	33,106
Neogen Corp.* (Pharmaceuticals)	5,760	236,333
NETGEAR, Inc.* (Telecommunications)	8,640	290,995
NetScout Systems, Inc.* (Computers)	8,640	198,806
Network Equipment Technologies, Inc.* (Telecommunications)	3,600	16,668
Neutral Tandem, Inc.* (Telecommunications)	7,920	114,365
Newport Corp.* (Electronics)	5,040	87,545
Nolan Co.* (Media)	7,200	100,224
Northwest Natural Gas Co. (Gas)	2,160	100,375
Novatel Wireless, Inc.* (Telecommunications)	7,920	75,636
NTELOS Holdings Corp. (Telecommunications)	4,320	82,296
Nutri/System, Inc. (Commercial Services)	2,880	60,566
Oil States International, Inc.* (Oil & Gas Services)	12,240	784,461
Old Dominion Freight Line, Inc.* (Transportation)	5,040	161,230
OM Group, Inc.* (Chemicals)	4,320	166,363
Omnicell, Inc.* (Software)	4,320	62,424
Oplink Communications, Inc.* (Telecommunications)	5,040	93,089
optionsXpress Holdings, Inc. (Diversified Financial Services)	10,800	169,236
Orbital Sciences Corp.* (Aerospace/Defense)	7,920	135,670
Orion Marine Group, Inc.* (Engineering & Construction)	6,480	75,168
OSI Systems, Inc.* (Electronics)	4,320	157,075
Oxford Industries, Inc. (Apparel)	2,160	55,318
P.F. Chang’s China Bistro, Inc. (Retail)	5,760	279,130
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,440	20,462
Papa John’s International, Inc.* (Retail)	2,880	79,776
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	8,640	332,726
PAREXEL International Corp.* (Commercial Services)	14,400	305,712
Park Electrochemical Corp. (Electronics)	1,440	43,200
Peet’s Coffee & Tea, Inc.* (Beverages)	2,880	120,211
Pennsylvania REIT (REIT)	6,480	94,154
Perficient, Inc.* (Internet)	7,200	90,000
Pericom Semiconductor Corp.* (Semiconductors)	3,600	39,528
Perry Ellis International, Inc.* (Apparel)	1,440	39,557
PetMed Express, Inc. (Pharmaceuticals)	5,760	102,586
Petroleum Development* (Oil & Gas)	2,160	91,174
PetroQuest Energy, Inc.* (Oil & Gas)	5,760	43,373
Piedmont Natural Gas Co., Inc. (Gas)	6,480	181,181
Pinnacle Entertainment, Inc.* (Entertainment)	6,480	90,850
Plexus Corp.* (Electronics)	5,760	178,214
PolyOne Corp.* (Chemicals)	13,680	170,863
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	4,320	324,864
Post Properties, Inc. (REIT)	5,760	209,088
Power Integrations, Inc. (Semiconductors)	7,200	289,008
Pre-Paid Legal Services, Inc.* (Commercial Services)	2,160	130,140
Progress Software Corp.* (Software)	10,800	457,056
Provident Financial Services, Inc. (Savings & Loans)	4,320	65,362
PS Business Parks, Inc. (REIT)	2,160	120,355
PSS World Medical, Inc.* (Healthcare-Products)	7,200	162,720
Pulse Electronics Corp. (Semiconductors)	3,600	19,152
Quaker Chemical Corp. (Chemicals)	2,880	120,010
Quality Systems, Inc. (Software)	5,040	351,893
Radiant Systems, Inc.* (Computers)	7,920	154,994
RadiSys Corp.* (Computers)	2,880	25,632
RC2 Corp.* (Toys/Games/Hobbies)	2,160	47,023
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	18,000	590,940
RightNow Technologies, Inc.* (Software)	5,760	136,339
Robbins & Myers, Inc. (Machinery-Diversified)	3,600	128,808
Rofin-Sinar Technologies, Inc.* (Electronics)	2,880	102,067
Rogers Corp.* (Electronics)	1,440	55,080
RTI International Metals, Inc.* (Mining)	2,880	77,702
Rudolph Technologies, Inc.* (Semiconductors)	2,880	23,702
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	14,400	676,224
Saul Centers, Inc. (REIT)	1,440	68,184
Savient Pharmaceuticals, Inc.* (Biotechnology)	10,800	120,312
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	4,320	271,814
SEACOR SMIT, Inc. (Oil & Gas Services)	3,600	363,924
Shuffle Master, Inc.* (Entertainment)	7,200	82,440
Sigma Designs, Inc.* (Semiconductors)	4,320	61,214
Signature Bank* (Banks)	10,080	504,000
Skyline Corp. (Home Builders)	720	18,778
Smith Corp. (Miscellaneous Manufacturing)	5,040	191,923
Smith Micro Software, Inc.* (Software)	7,200	113,328
Snyders-Lance, Inc. (Food)	5,760	135,014
Sonic Corp.* (Retail)	5,760	58,291
Sonic Solutions* (Electronics)	12,240	183,600
Sourcefire, Inc.* (Internet)	7,200	186,696
South Jersey Industries, Inc. (Gas)	2,880	152,122
Sovran Self Storage, Inc. (REIT)	2,880	106,013
Stamps.com, Inc. (Internet)	2,880	38,160
Standard Microsystems Corp.* (Semiconductors)	2,160	62,273
Steven Madden, Ltd.* (Apparel)	5,760	240,307
Stifel Financial Corp.* (Diversified Financial Services)	8,640	536,025
Stone Energy Corp.* (Oil & Gas)	7,200	160,488
STR Holdings, Inc.* (Miscellaneous Manufacturing)	4,320	86,400
Stratasys, Inc.* (Computers)	5,040	164,506
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	4,320	66,053
Super Micro Computer, Inc.* (Computers)	3,600	41,544
Superior Industries International, Inc. (Auto Parts & Equipment)	2,160	45,835
Supertex, Inc.* (Semiconductors)	1,440	34,819
SurModics, Inc.* (Healthcare-Products)	2,160	25,639
Swift Energy Co.* (Oil & Gas)	3,600	140,940

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 95

Common Stocks, continued
	Shares	Value

Sykes Enterprises, Inc.* (Computers)	5,040	$102,110
Symmetricom, Inc.* (Telecommunications)	5,760	40,838
Synaptics, Inc.* (Computers)	8,640	253,843
Synchronoss Technologies, Inc.* (Software)	5,760	153,850
Take-Two Interactive Software, Inc.* (Software)	9,360	114,566
Taleo Corp.—Class A* (Software)	10,080	278,712
Tanger Factory Outlet Centers, Inc. (REIT)	10,080	515,995
TeleTech Holdings, Inc.* (Commercial Services)	5,040	103,774
Tessera Technologies, Inc.* (Semiconductors)	7,200	159,480
Tetra Tech, Inc.* (Environmental Control)	8,640	216,518
Texas Roadhouse, Inc.—Class A* (Retail)	14,400	247,248
The Andersons, Inc. (Agriculture)	2,160	78,516
The Buckle, Inc. (Retail)	6,480	244,750
The Cato Corp.—Class A (Retail)	4,320	118,411
The Children’s Place Retail Stores, Inc.* (Retail)	2,880	142,963
The Ensign Group, Inc. (Healthcare-Services)	2,880	71,626
The Finish Line, Inc.—Class A (Retail)	8,640	148,522
The Hain Celestial Group, Inc.* (Food)	4,320	116,899
The Knot, Inc.* (Internet)	3,600	35,568
The Men’s Wearhouse, Inc. (Retail)	7,200	179,856
Tollgrade Communications, Inc.* (Telecommunications)	1,440	13,363
Tompkins Financial Corp. (Banks)	720	28,195
Toro Co. (Housewares)	4,320	266,285
Tower Group, Inc. (Insurance)	5,760	147,341
TreeHouse Foods, Inc.* (Food)	8,640	441,417
TriQuint Semiconductor, Inc.* (Semiconductors)	39,600	462,924
Triumph Group, Inc. (Aerospace/Defense)	4,320	386,251
True Religion Apparel, Inc.* (Apparel)	6,480	144,245
TrueBlue, Inc.* (Commercial Services)	4,320	77,717
TTM Technologies, Inc.* (Electronics)	10,800	161,028
Tyler Technologies, Inc.* (Computers)	6,480	134,525
Ultratech Stepper, Inc.* (Semiconductors)	2,880	57,254
UMB Financial Corp. (Banks)	2,880	119,290
UniFirst Corp. (Textiles)	2,160	118,908
United Natural Foods, Inc.* (Food)	7,200	264,096
Universal Electronics, Inc.* (Home Furnishings)	3,600	102,132
Universal Health Realty Income Trust (REIT)	1,440	52,603
Universal Technical Institute, Inc. (Commercial Services)	5,040	110,981
Urstadt Biddle Properties—Class A (REIT)	2,880	56,016
USA Mobility, Inc. (Telecommunications)	2,160	38,383
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	9,360	346,039
Veeco Instruments, Inc.* (Semiconductors)	10,080	433,037
ViaSat, Inc.* (Telecommunications)	10,080	447,653
Vicor Corp. (Electrical Components & Equipment)	5,040	82,656
ViroPharma, Inc.* (Pharmaceuticals)	19,440	336,701
Volcom, Inc. (Apparel)	4,320	81,518
Volterra Semiconductor Corp.* (Semiconductors)	6,480	150,077
WD-40 Co. (Household Products/Wares)	2,160	87,005
Websense, Inc.* (Internet)	10,080	204,120
West Pharmaceutical Services, Inc. (Healthcare-Products)	3,600	148,320
Wolverine World Wide, Inc. (Apparel)	7,200	229,536
World Acceptance Corp.* (Diversified Financial Services)	3,600	190,080
Wright Express Corp.* (Commercial Services)	9,360	430,560
Zoll Medical Corp.* (Healthcare-Products)	5,040	187,639
Zumiez, Inc.* (Retail)	5,040	135,425

TOTAL COMMON STOCKS
(Cost $47,419,818)		58,815,101

Rpurchase Agreements(NM)
	Principal
	Amount	Value

HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $3,000 (Collateralized by $4,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $3,993)	$3,000	$3,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $1,044)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,000)		4,000

TOTAL INVESTMENT SECURITIES
(Cost $47,423,818)—99.1%		58,819,101
Net other assets (liabilities)—0.9%		541,243

NET ASSETS—100.0%		$59,360,344

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

ProFund VP Small-Cap Growth invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$560,556	0.9%
Agriculture	78,516	0.1%
Airlines	177,264	0.3%
Apparel	2,126,419	3.6%
Auto Parts & Equipment	45,835	0.1%
Banks	1,130,559	1.9%
Beverages	325,605	0.6%
Biotechnology	1,133,381	1.9%
Building Materials	152,395	0.3%
Chemicals	849,888	1.4%
Commercial Services	4,887,600	8.2%
Computers	1,793,995	3.0%
Distribution/Wholesale	181,872	0.3%
Diversified Financial Services	1,459,684	2.5%
Electric	138,751	0.2%
Electrical Components & Equipment	675,339	1.1%
Electronics	2,682,489	4.5%
Engineering & Construction	75,168	0.1%
Entertainment	173,290	0.3%
Environmental Control	665,035	1.1%
Food	1,387,669	2.3%

See accompanying notes to the financial statements.

96 :: ProFund VP Small-Cap Growth :: Financial Statements

		% of
	Value	Net Assets

Forest Products & Paper	$707,933	1.2%
Gas	433,678	0.7%
Healthcare-Products	3,047,738	5.1%
Healthcare-Services	1,718,064	2.9%
Home Builders	18,778	NM
Home Furnishings	314,028	0.5%
Household Products/Wares	130,097	0.2%
Housewares	453,499	0.8%
Insurance	229,075	0.4%
Internet	1,788,423	3.0%
Leisure Time	365,083	0.6%
Lodging	9,000	NM
Machinery-Diversified	533,729	0.9%
Media	295,805	0.5%
Metal Fabricate/Hardware	208,599	0.4%
Mining	384,357	0.7%
Miscellaneous Manufacturing	1,121,155	1.9%
Office Furnishings	135,216	0.2%
Oil & Gas	743,105	1.3%
Oil & Gas Services	2,134,094	3.6%
Pharmaceuticals	2,499,732	4.2%
REIT	4,455,906	7.5%
Real Estate	97,272	0.2%
Retail	5,433,596	9.2%
Savings & Loans	107,381	0.2%
Semiconductors	4,571,034	7.7%
Software	3,413,945	5.8%
Storage/Warehousing	99,238	0.2%
Telecommunications	1,731,960	2.9%
Textiles	118,908	0.2%
Toys/Games/Hobbies	99,497	0.2%
Transportation	639,411	1.1%
Water	74,455	0.1%
Other**	545,243	0.9%

Total	$59,360,344	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 97

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$47,423,818

Securities, at value	58,815,101
Repurchase agreements, at value	4,000

Total Investment Securities, at value	58,819,101
Cash	31,922
Dividends receivable	33,360
Receivable for capital shares issued	595,673
Prepaid expenses	145

TOTAL ASSETS	59,480,201

LIABILITIES:
Payable for capital shares redeemed	517
Payable for investments purchased	31,742
Advisory fees payable	26,490
Management services fees payable	3,532
Administration fees payable	1,722
Administrative services fees payable	15,730
Distribution fees payable	12,743
Trustee fees payable	2
Transfer agency fees payable	4,523
Fund accounting fees payable	3,447
Compliance services fees payable	145
Other accrued expenses	19,264

TOTAL LIABILITIES	119,857

NET ASSETS	$59,360,344

NET ASSETS CONSIST OF:
Capital	$53,922,109
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(5,957,048)
Net unrealized appreciation (depreciation) on investments	11,395,283

NET ASSETS	$59,360,344

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,068,884

Net Asset Value (offering and redemption price per share)	$28.69

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$387,782
Interest	81

TOTAL INVESTMENT INCOME	387,863

EXPENSES:
Advisory fees	248,880
Management services fees	33,184
Administration fees	13,574
Transfer agency fees	19,270
Administrative services fees	109,296
Distribution fees	82,960
Custody fees	47,318
Fund accounting fees	27,995
Trustee fees	442
Compliance services fees	267
Other fees	38,753

Total Gross Expenses before reductions	621,939
Less Expenses reduced by the Advisor	(64,449)

TOTAL NET EXPENSES	557,490

NET INVESTMENT INCOME (LOSS)	(169,627)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,685,808
Change in net unrealized appreciation/depreciation on investments	1,390,688

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,076,496

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,906,869

See accompanying notes to the financial statements.

98 :: ProFund VP Small-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(169,627)	$(335,463)
Net realized gains (losses) on investments	3,685,808	2,291,103
Change in net unrealized appreciation/depreciation on investments	1,390,688	5,171,486

Change in net assets resulting from operations	4,906,869	7,127,126

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(1,017,559)

Change in net assets resulting from distributions	—	(1,017,559)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	128,054,845 (a)	98,822,114
Dividends reinvested	—	1,017,559
Value of shares redeemed	(113,811,943)	(91,156,782)

Change in net assets resulting from capital transactions	14,242,902	8,682,891

Change in net assets	19,149,771	14,792,458
NET ASSETS:
Beginning of period	40,210,573	25,418,115

End of period	$59,360,344	$40,210,573

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	5,132,324	5,224,629
Reinvested	—	46,421
Redeemed	(4,825,397)	(4,880,459)

Change in shares	306,927	390,591

(a)	Amount includes $35,816 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Growth :: 99

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$22.82		$18.53	$28.38	$32.53	$38.80

Investment Activities:
Net investment income (loss)(a)	(0.13)		(0.20)	(0.26)	(0.42)	(0.51)
Net realized and unrealized gains (losses) on investments	5.97		5.03	(9.31)	1.93	3.31

Total income (loss) from investment activities	5.84		4.83	(9.57)	1.51	2.80

Capital Transactions:	0.03	(b)	—	—	—	—

Distributions to Shareholders From:
Net realized gains on investments	—		(0.54)	(0.28)	(5.66)	(9.07)

Net Asset Value, End of Period	$28.69		$22.82	$18.53	$28.38	$32.53

Total Return	25.72%	(b)	26.17%	(34.03)%	4.06%	8.65%

Ratios to Average Net Assets:
Gross expenses	1.87%		1.91%	1.84%	1.73%	1.79%
Net expenses	1.68%		1.67%	1.63%	1.67%	1.77%
Net investment income (loss)	(0.51)%		(1.06)%	(1.05)%	(1.26)%	(1.31)%

Supplemental Data:
Net assets, end of period (000’s)	$59,360		$40,211	$25,418	$39,499	$81,479
Portfolio turnover rate(c)	351%		308%	398%	454%	472%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would be lower.

(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

100 :: ProFund VP Asia 30 :: Management Discussion of Fund Performance

The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. For the year ended December 31, 2010, the Fund had a total return of 13.91%, compared to a return of 15.01%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were CNOOC Ltd (+53.34%), Infosys Technologies (+37.65%), and ICICI Bank Ltd (+34.29%), while the bottom three performers in this group were POSCO (-17.86%), China Life Insurance Co (-16.61%), and China Mobile Ltd (+6.87%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 (inception date) to December 31, 2010, assuming the reinvestments of distributions. The ProFunds Asia 30 Index and the MSCI AC Asia Pacific Free Excluding Japan Index may differ significantly.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Asia 30	13.91%	12.19%	12.29%
ProFunds Asia 30 Index	15.01%	12.17%	12.64%
MSCI AC Asia Pacific Free Excluding Japan Index[3]	18.42%	12.70%	15.42%

Expense Ratios**
Fund	Gross	Net

ProFund VP Asia 30	1.78%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

BHP Billiton, Ltd.	7.3%
China Life Insurance Co., Ltd.	5.4%
Taiwan Semiconductor Manufacturing Co.	5.3%
POSCO	5.1%
CNOOC, Ltd.	4.7%

ProFunds Asia 30 Index – Composition
Industry Breakdown	% of Index

Communications	20%
Energy	18%
Basic Materials	16%
Financial	12%
Technology	12%
Industrial	11%
Consumer Cyclical	6%
Consumer Non-Cyclical	5%

Country Breakdown

China	41%
India	18%
Hong Kong	15%
South Korea	11%
Taiwan	8%
Australia	7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The ProFunds Asia 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region excluding the country of Japan.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Asia 30 :: 101

Schedule of Portfolio Investments

Common Stocks† (99.6%)
	Shares	Value

AU Optronics Corp.* (Electronics)	289,296	$3,014,464
Baidu, Inc.* (Internet)	24,723	2,386,511
BHP Billiton, Ltd. (Mining)	78,228	7,268,946
China Life Insurance Co., Ltd. (Insurance)	87,822	5,372,072
China Mobile, Ltd. (Telecommunications)	73,800	3,661,956
China Unicom, Ltd. (Telecommunications)	258,669	3,686,033
CNOOC, Ltd. (Oil & Gas)	19,557	4,661,802
Ctrip.com International, Ltd.* (Internet)	59,040	2,388,168
Focus Media Holding, Ltd.* (Advertising)	107,748	2,362,914
HDFC Bank, Ltd. (Banks)	19,557	3,268,170
ICICI Bank, Ltd. (Banks)	72,324	3,662,487
Infosys Technologies, Ltd. (Software)	59,409	4,519,837
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	314,757	2,178,118
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	214,389	2,169,617
LG. Philips LCD Co., Ltd.* (Electronics)	175,275	3,111,131
Melco Crown Entertainment, Ltd.* (Lodging)	417,708	2,656,623
Mindray Medical International, Ltd. (Healthcare-Products)	95,940	2,532,816
Netease.com, Inc.* (Internet)	66,051	2,387,744
New Oriental Education & Technology Group, Inc.* (Commercial Services)	24,354	2,562,771
PetroChina Co., Ltd. (Oil & Gas)	33,948	4,463,823
POSCO (Iron/Steel)	46,863	5,046,677
Renesola, Ltd.* (Semiconductors)	249,813	2,183,366
SK Telecom Co., Ltd. (Telecommunications)	139,482	2,598,550
Solarfun Power Holdings Co., Ltd.* (Energy-Alternate Sources)	281,547	2,300,239
Sterlite Industries (India), Ltd. (Mining)	190,773	3,155,385
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	297,045	2,379,330
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	419,922	5,265,822
Tata Motors, Ltd. (Auto Manufacturers)	99,999	2,933,971
Trina Solar, Ltd.* (Energy-Alternate Sources)	105,165	2,462,964
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	234,315	2,315,032

TOTAL COMMON STOCKS
(Cost $64,558,058)		98,957,339

Repurchase Agreements (0.3%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $10,000 (Collateralized by $10,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $10,277)	$10,000	$10,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $26,000 (Collateralized by $27,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $26,966)	26,000	26,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $204,003 (Collateralized by $209,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $208,650)	204,000	204,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $6,000 (Collateralized by $5,900 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $6,162)	6,000	6,000

TOTAL REPURCHASE AGREEMENTS
(Cost $246,000)		246,000

TOTAL INVESTMENT SECURITIES
(Cost $64,804,058)—99.9%		99,203,339
Net other assets (liabilities)—0.1%		120,385

NET ASSETS—100.0%		$99,323,724

†	As of December 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

ProFund VP Asia 30 invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$2,362,914	2.4%
Auto Manufacturers	2,933,971	3.0%
Banks	6,930,657	7.0%
Commercial Services	2,562,771	2.6%
Electronics	6,125,595	6.2%
Energy-Alternate Sources	13,805,300	13.8%
Healthcare-Products	2,532,816	2.5%
Insurance	5,372,072	5.4%
Internet	7,162,423	7.2%
Iron/Steel	5,046,677	5.1%
Lodging	2,656,623	2.7%
Mining	10,424,331	10.5%
Oil & Gas	9,125,625	9.2%
Semiconductors	7,449,188	7.5%
Software	4,519,837	4.5%
Telecommunications	9,946,539	10.0%
Other**	366,385	0.4%

Total	$99,323,724	100.0%

See accompanying notes to the financial statements.

102 :: ProFund VP Asia 30 :: Financial Statements

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2010:

		% of
	Value	Net Assets

Australia	$7,268,946	7.4%
China	40,801,869	41.0%
Hong Kong	14,310,030	14.4%
India	17,539,850	17.7%
South Korea	10,756,358	10.8%
Taiwan	8,280,286	8.3%
Other**	366,385	0.4%

Total	$99,323,724	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 103

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$64,804,058

Securities, at value	98,957,339
Repurchase agreements, at value	246,000

Total Investment Securities, at value	99,203,339
Cash	432
Dividends and interest receivable	173,818
Receivable for capital shares issued	402,344
Prepaid expenses	388

TOTAL ASSETS	99,780,321

LIABILITIES:
Payable for capital shares redeemed	238,284
Advisory fees payable	45,183
Management services fees payable	6,024
Administration fees payable	3,277
Administrative services fees payable	34,172
Distribution fees payable	36,762
Trustee fees payable	4
Transfer agency fees payable	10,251
Fund accounting fees payable	6,559
Compliance services fees payable	299
Other accrued expenses	75,782

TOTAL LIABILITIES	456,597

NET ASSETS	$99,323,724

NET ASSETS CONSIST OF:
Capital	$71,479,551
Accumulated net investment income (loss)	26,280
Accumulated net realized gains (losses) on investments	(6,581,388)
Net unrealized appreciation (depreciation) on investments	34,399,281

NET ASSETS	$99,323,724

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,624,954

Net Asset Value (offering and redemption price per share)	$61.12

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,697,666
Interest	228
Foreign tax withholding	(201,409)

TOTAL INVESTMENT INCOME	1,496,485

EXPENSES:
Advisory fees	656,344
Management services fees	87,512
Administration fees	36,687
Transfer agency fees	52,332
Administrative services fees	247,588
Distribution fees	218,781
Custody fees	54,830
Fund accounting fees	69,786
Trustee fees	1,263
Compliance services fees	621
Other fees	98,489

Total Gross Expenses before reductions	1,524,233
Less Expenses reduced by the Advisor	(54,028)

TOTAL NET EXPENSES	1,470,205

NET INVESTMENT INCOME (LOSS)	26,280

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	17,742,326
Change in net unrealized appreciation/depreciation on investments	(12,227,584)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,514,742

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,541,022

See accompanying notes to the financial statements.

104 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$26,280	$72,405
Net realized gains (losses) on investments	17,742,326	(10,042,569)
Change in net unrealized appreciation/depreciation on investments	(12,227,584)	39,414,484

Change in net assets resulting from operations	5,541,022	29,444,320

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(72,405)	(869,798)
Net realized gains on investments	—	(11,623,305)

Change in net assets resulting from distributions	(72,405)	(12,493,103)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	151,009,723	230,827,537
Dividends reinvested	72,405	12,493,103
Value of shares redeemed	(174,074,537)	(200,495,073)

Change in net assets resulting from capital transactions	(22,992,409)	42,825,567

Change in net assets	(17,523,792)	59,776,784
NET ASSETS:
Beginning of period	116,847,516	57,070,732

End of period	$99,323,724	$116,847,516

Accumulated net investment income (loss)	$26,280	$72,405

SHARE TRANSACTIONS:
Issued	2,648,281	4,680,624
Reinvested	1,351	242,161
Redeemed	(3,200,589)	(4,197,102)

Change in shares	(550,957)	725,683

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Asia 30 :: 105

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec.31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$53.70	$39.35	$90.97	$61.61	$44.47

Investment Activities:
Net investment income (loss)(a)	0.02	0.04	0.52	0.32	0.07
Net realized and unrealized gains (losses) on investments	7.44	21.02	(44.39)	29.10	17.34

Total income (loss) from investment activities	7.46	21.06	(43.87)	29.42	17.41

Distributions to Shareholders From:
Net investment income	(0.04)	(0.47)	(0.58)	(0.06)	(0.27)
Net realized gains on investments	—	(6.24)	(7.17)	—	—

Total distributions	(0.04)	(6.71)	(7.75)	(0.06)	(0.27)

Net Asset Value, End of Period	$61.12	$53.70	$39.35	$90.97	$61.61

Total Return	13.91%	54.20%	(50.82)%	47.74%	39.29%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.78%	1.69%	1.65%	1.71%
Net expenses	1.68%	1.67%	1.63%	1.60%	1.68% (b)
Net investment income (loss)	0.03%	0.08%	0.76%	0.42%	0.13%

Supplemental Data:
Net assets, end of period (000’s)	$99,324	$116,848	$57,071	$257,274	$182,177
Portfolio turnover rate(c)	158%	191%	177%	214%	161%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

106 :: ProFund VP Europe 30 :: Management Discussion of Fund Performance

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2010, the Fund had a total return of 2.63%, compared to a return of 2.57%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Siemens AG (+35.50%), Rio Tinto PLC (+33.08%), and BHP Billiton PLC (+26.08%), while the bottom three performers in this group were BP PLC (-23.81%), Total SA (-16.49%), and HSBC Holdings PLC (-10.60%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 2000 to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Ten Year

ProFund VP Europe 30	2.63%	0.47%	-0.12%
ProFunds Europe 30 Index	2.57%	-0.74%	-0.71%
Dow Jones STOXX 50 Index[3]	-11.92%	-2.36%	-1.77%

Expense Ratios**
Fund	Gross	Net

ProFund VP Europe 30	1.78%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

BHP Billiton PLC	6.2%
HSBC Holdings PLC	5.6%
Rio Tinto PLC	5.2%
Siemens AG	4.6%
Royal Dutch Shell PLC—Class A	4.3%

ProFunds Europe 30 Index – Composition
Industry Breakdown	% of Index

Energy	20%
Consumer Non-Cyclical	18%
Communications	16%
Basic Materials	15%
Financial	12%
Industrial	10%
Technology	9%

Country Breakdown

United Kingdom	41%
Netherlands	13%
France	9%
Germany	8%
Spain	8%
Luxembourg	7%
Sweden	3%
Belgium	3%
Finland	3%
Other	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]

The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expense associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Europe 30 :: 107

Schedule of Portfolio Investments

Common Stocks† (99.3%)
	Shares	Value

Alcatel-Lucent* (Telecommunications)	364,635	$1,079,320
Anheuser-Busch InBev N.V. (Beverages)	24,420	1,394,138
ArcelorMittal (Iron/Steel)	44,955	1,714,134
ARM Holdings PLC (Semiconductors)	63,270	1,312,852
ASML Holding N.V. (Semiconductors)	35,520	1,361,837
AstraZeneca PLC (Pharmaceuticals)	26,085	1,204,866
Banco Santander S.A. (Banks)	167,610	1,785,046
Barclays PLC (Banks)	86,025	1,421,133
BHP Billiton PLC (Mining)	37,185	2,993,392
BP PLC (Oil & Gas)	41,625	1,838,576
Diageo PLC (Beverages)	15,540	1,155,088
Eni SpA (Oil & Gas)	21,090	922,477
Ensco PLC (Oil & Gas)	22,200	1,185,036
GlaxoSmithKline PLC (Pharmaceuticals)	32,190	1,262,492
HSBC Holdings PLC (Banks)	52,725	2,691,084
Koninklijke Phillips Electronics N.V. (Electronics)	42,735	1,311,965
Nokia, Corp. (Telecommunications)	134,865	1,391,807
Rio Tinto PLC (Mining)	34,965	2,505,592
Royal Dutch Shell PLC—Class A (Oil & Gas)	31,080	2,075,522
Sanofi-Aventis (Pharmaceuticals)	37,740	1,216,360
SAP AG (Software)	32,190	1,629,136
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	12,765	923,931
Siemens AG (Miscellaneous Manufacturing)	17,760	2,206,680
Statoil ASA (Oil & Gas)	56,055	1,332,427
Telefonaktiebolaget LM Ericsson (Telecommunications)	129,870	1,497,401
Telefonica S.A. (Telecommunications)	28,305	1,936,628
Tenaris S.A. (Iron/Steel)	29,415	1,440,747
Total S.A. (Oil & Gas)	33,300	1,780,884
Unilever N.V. (Food)	41,625	1,307,025
Vodafone Group PLC (Telecommunications)	76,590	2,024,274

TOTAL COMMON STOCKS
(Cost $37,896,474)		47,901,850

Repurchase Agreements (0.6%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $13,000 (Collateralized by $13,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $13,329)	$13,000	$13,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $32,000 (Collateralized by $33,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $32,958)	32,000	32,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $252,003 (Collateralized by $258,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $257,568)	252,000	252,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $7,000 (Collateralized by $6,900 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $7,206)	7,000	7,000

TOTAL REPURCHASE AGREEMENTS
(Cost $304,000)		304,000

TOTAL INVESTMENT SECURITIES
(Cost $38,200,474)—99.9%		48,205,850
Net other assets (liabilities)—0.1%		64,401

NET ASSETS—100.0%		$48,270,251

†	As of December 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $627,125)	10	$13,119

ProFund VP Europe 30 invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Banks	$5,897,263	12.2%
Beverages	2,549,226	5.3%
Electronics	1,311,965	2.7%
Food	1,307,025	2.7%
Iron/Steel	3,154,881	6.5%
Mining	5,498,984	11.4%
Miscellaneous Manufacturing	2,206,680	4.6%
Oil & Gas	9,134,922	18.9%
Pharmaceuticals	4,607,649	9.6%
Semiconductors	2,674,689	5.6%
Software	1,629,136	3.4%
Telecommunications	7,929,430	16.4%
Other**	368,401	0.7%

Total	$48,270,251	100.0%

See accompanying notes to the financial statements.

108 :: ProFund VP Europe 30 :: Financial Statements

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2010:

		% of
	Value	Net Assets

Belgium	$1,394,138	2.9%
Finland	1,391,807	2.9%
France	4,076,564	8.4%
Germany	3,835,816	8.0%
Italy	922,477	1.9%
Ireland	923,931	1.9%
Luxembourg	3,154,881	6.6%
Netherlands	6,056,349	12.5%
Norway	1,332,427	2.8%
Spain	3,721,674	7.7%
Sweden	1,497,401	3.1%
United Kingdom	19,594,385	40.6%
Other**	368,401	0.7%

Total	$48,270,251	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 109

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$38,200,474

Securities, at value	47,901,850
Repurchase agreements, at value	304,000

Total Investment Securities, at value	48,205,850
Cash	298
Segregated cash balances with brokers	56,000
Dividends and interest receivable	87,783
Receivable for capital shares issued	36,163
Variation margin on futures contracts	125
Prepaid expenses	222

TOTAL ASSETS	48,386,441

LIABILITIES:
Payable for capital shares redeemed	12,928
Advisory fees payable	27,742
Management services fees payable	3,699
Administration fees payable	1,482
Administrative services fees payable	16,671
Distribution fees payable	15,799
Trustee fees payable	2
Transfer agency fees payable	4,635
Fund accounting fees payable	2,966
Compliance services fees payable	143
Other accrued expenses	30,123

TOTAL LIABILITIES	116,190

NET ASSETS	$48,270,251

NET ASSETS CONSIST OF:
Capital	$60,279,990
Accumulated net investment income (loss)	429,485
Accumulated net realized gains (losses) on investments	(22,457,719)
Net unrealized appreciation (depreciation) on investments	10,018,495

NET ASSETS	$48,270,251

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,268,944

Net Asset Value (offering and redemption price per share)	$21.27

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,293,729
Interest	452
Foreign tax withholding	(109,059)

TOTAL INVESTMENT INCOME	1,185,122

EXPENSES:
Advisory fees	337,349
Management services fees	44,979
Administration fees	18,899
Transfer agency fees	26,768
Administrative services fees	136,268
Distribution fees	112,450
Custody fees	6,084
Fund accounting fees	35,760
Trustee fees	689
Compliance services fees	310
Other fees	49,667

Total Gross Expenses before reductions	769,223
Less Expenses reduced by the Advisor	(13,587)

TOTAL NET EXPENSES	755,636

NET INVESTMENT INCOME (LOSS)	429,486

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,631,384
Net realized gains (losses) on futures contracts	80,579
Change in net unrealized appreciation/depreciation on investments	(5,963,084)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,251,121)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,821,635)

See accompanying notes to the financial statements.

110 :: ProFund VP Europe 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$429,486	$652,355
Net realized gains (losses) on investments	3,711,963	(5,452,794)
Change in net unrealized appreciation/depreciation on investments	(5,963,084)	14,864,519

Change in net assets resulting from operations	(1,821,635)	10,064,080

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(807,118)	(1,427,460)

Change in net assets resulting from distributions	(807,118)	(1,427,460)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	75,031,502	92,890,019
Dividends reinvested	807,118	1,427,460
Value of shares redeemed	(87,555,070)	(71,745,674)

Change in net assets resulting from capital transactions	(11,716,450)	22,571,805

Change in net assets	(14,345,203)	31,208,425
NET ASSETS:
Beginning of period	62,615,454	31,407,029

End of period	$48,270,251	$62,615,454

Accumulated net investment income (loss)	$429,485	$652,355

SHARE TRANSACTIONS:
Issued	3,750,046	5,097,910
Reinvested	39,476	69,328
Redeemed	(4,494,054)	(4,118,026)

Change in shares	(704,532)	1,049,212

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Europe 30 :: 111

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$21.06	$16.32	$35.53	$31.99	$27.96

Investment Activities:
Net investment income (loss)(a)	0.19	0.27	0.60	0.31	0.64
Net realized and unrealized gains (losses) on investments	0.35 (b)	4.99	(14.76)	4.33	4.18

Total income (loss) from investment activities	0.54	5.26	(14.16)	4.64	4.82

Distributions to Shareholders From:
Net investment income	(0.33)	(0.52)	(0.63)	(0.78)	(0.12)
Net realized gains on investments	—	—	(4.42)	(0.32)	(0.67)

Total distributions	(0.33)	(0.52)	(5.05)	(1.10)	(0.79)

Net Asset Value, End of Period	$21.27	$21.06	$16.32	$35.53	$31.99

Total Return	2.63%	32.30%	(44.00)%	14.58%	17.51%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.78%	1.70%	1.66%	1.69%
Net expenses	1.68%	1.67%	1.63%	1.61%	1.66%
Net investment income (loss)	0.95%	1.48%	2.12%	0.88%	2.12%

Supplemental Data:
Net assets, end of period (000’s)	$48,270	$62.615	$31,407	$131,721	$160,024
Portfolio turnover rate(c)	180%	150%	160%	280%	172%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

112 :: ProFund VP International :: Management Discussion of Fund Performance

The ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Since the foreign markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2010, the Fund had a total return of 7.80%, compared to a total return of 8.21%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were BHP Billiton Ltd (+23.46%), Nestle (+20.65%), and Vodafone Group (+11.40%), while the bottom three performers in this group were BP (-25.08%), Total (-17.83%), and Roche Holding AG (-13.79%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP International from August 31, 2007 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Since Inception

ProFund VP International	7.80%	-7.76%
MSCI EAFE	8.21%	-4.92%

Expense Ratios**
Fund	Gross	Net

ProFund VP International	1.69%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	6%
Swap Agreements	94%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition
Industry Breakdown	% of Index

Financials	24%
Industrials	13%
Materials	11%
Consumer Discretionary	11%
Consumer Staples	10%
Health Care	8%
Energy	8%
Telecommunication Services	5%
Utilities	5%
Information Technology	5%

Country Breakdown

Japan	22%
United Kingdom	21%
France	10%
Australia	9%
Germany	8%
Switzerland	8%
Spain	3%
Sweden	3%
Hong Kong	3%
Other	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP International :: 113

Schedule of Portfolio Investments

U.S. Treasury Obligations (17.9%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$3,653,000	$3,654,998

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,656,278)		3,654,998

Repurchase Agreements (80.7%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $3,295,014 (Collateralized by $3,303,300 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $3,361,106)	3,295,000	3,295,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $3,295,044 (Collateralized by $3,367,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.21%‡–4.50%, 2/28/11-8/8/11, total value of $3,362,843)	3,295,000	3,295,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $3,287,044 (Collateralized by $3,344,200 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $3,353,931)	3,287,000	3,287,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $3,295,041 (Collateralized by $3,354,100 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.50%–1.38%, 6/30/11-9/15/12, total value of $3,366,734)	3,295,000	3,295,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $3,295,019 (Collateralized by $3,344,525 of various U.S. Treasury Notes, 0.88%–4.63%, 4/30/11-1/15/12, total value of $3,361,050)	3,295,000	3,295,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,467,000)		16,467,000

TOTAL INVESTMENT SECURITIES
(Cost $20,123,278)—98.6%		20,121,998
Net other assets (liabilities)—1.4%		285,575

NET ASSETS—100.0%		$20,407,573

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $1,839,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 3/21/11 (Underlying notional amount at value $1,243,125)	15	$25,597

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE	$10,884,417	$116,636
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE	8,259,806	88,251

		$204,887

See accompanying notes to the financial statements.

114 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$20,123,278

Securities, at value	3,654,998
Repurchase agreements, at value	16,467,000

Total Investment Securities, at value	20,121,998
Cash	328
Segregated cash balances with custodian	50
Segregated cash balances with brokers	143,625
Interest receivable	117
Unrealized gain on swap agreements	204,887
Receivable for capital shares issued	489
Variation margin on futures contracts	6,600
Prepaid expenses	59

TOTAL ASSETS	20,478,153

LIABILITIES:
Payable for capital shares redeemed	27,770
Advisory fees payable	12,024
Management services fees payable	1,603
Administration fees payable	626
Administrative services fees payable	9,962
Distribution fees payable	10,226
Trustee fees payable	1
Transfer agency fees payable	1,795
Fund accounting fees payable	1,252
Compliance services fees payable	54
Other accrued expenses	5,267

TOTAL LIABILITIES	70,580

NET ASSETS	$20,407,573

NET ASSETS CONSIST OF:
Capital	$21,304,078
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,125,709)
Net unrealized appreciation (depreciation) on investments	229,204

NET ASSETS	$20,407,573

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	937,776

Net Asset Value (offering and redemption price per share)	$21.76

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$11,750

EXPENSES:
Advisory fees	84,868
Management services fees	11,316
Administration fees	4,668
Transfer agency fees	6,590
Administrative services fees	27,621
Distribution fees	28,289
Custody fees	5,240
Fund accounting fees	8,733
Trustee fees	179
Compliance services fees	80
Other fees	11,063
Recoupment of prior expenses reduced by the Advisor	3,927

Total Gross Expenses before reductions	192,574
Less Expenses reduced by the Advisor	(2,373)

TOTAL EXPENSES	190,201

NET INVESTMENT INCOME (LOSS)	(178,451)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(826,222)
Net realized gains (losses) on swap agreements	(264,836)
Change in net unrealized appreciation/depreciation on investments	256,142

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(834,916)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,013,367)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP International :: 115

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(178,451)	$(124,187)
Net realized gains (losses) on investments	(1,091,058)	2,134,467
Change in net unrealized appreciation/depreciation on investments	256,142	(71,285)

Change in net assets resulting from operations	(1,013,367)	1,938,995

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(2,274)
Net realized gains on investments	(577,242)	—

Change in net assets resulting from distributions	(577,242)	(2,274)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	39,853,674	25,688,954 (a)
Dividends reinvested	577,242	2,274
Value of shares redeemed	(31,591,668)	(15,486,858)

Change in net assets resulting from capital transactions	8,839,248	10,204,370

Change in net assets	7,248,639	12,141,091
NET ASSETS:
Beginning of period	13,158,934	1,017,843

End of period	$20,407,573	$13,158,934

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	1,955,505	1,388,256
Reinvested	28,733	109
Redeemed	(1,671,506)	(823,598)

Change in shares	312,732	564,767

(a)	Amount includes $5,850 related to a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment.

See accompanying notes to the financial statements.

116 :: ProFund VP International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

					Period
					Aug. 31, 2007
	Year Ended	Year Ended		Year Ended	through
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$21.05	$16.89		$30.68	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.32)	(0.32)		0.04	0.30
Net realized and unrealized gains (losses) on investments	1.89 (c)	4.38		(13.60)	0.38

Total income (loss) from investment activities	1.57	4.06		(13.56)	0.68

Capital Transactions:	—	0.10	(d)	—	—

Distributions to Shareholders From:
Net investment income	—	—	(e)	(0.23)	—
Net realized gains on investments	(0.86)	—		—	—

Total distributions	(0.86)	—	(e)	(0.23)	—

Net Asset Value, End of Period	$21.76	$21.05		$16.89	$30.68

Total Return	7.80%	24.65%	(d)	(44.40)%	2.27%	(f)

Ratios to Average Net Assets:
Gross expenses(g)	1.70%	1.69%		1.87%	1.76%
Net expenses(g)	1.68%	1.68%		1.63%	1.63%
Net investment income (loss)(g)	(1.58)%	(1.62)%		0.19%	2.95%

Supplemental Data:
Net assets, end of period (000’s)	$20,408	$13,159		$1,018	$483
Portfolio turnover rate(h)	—	—		—	—

(a)	Period from commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)

The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.

(e)	Amount is less than $0.005.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Emerging Markets :: 117

The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index. For the year ended December 31, 2010, the Fund had a total return of 9.77%, compared to a total return of 11.43%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on The NASDAQ Stock Market. The Index consists of companies from the following emerging market countries: Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Infosys Technologies Ltd (+37.65%), America Movil (+22.05%), and Vale S.A.– Preferred (+21.76%), while the bottom three performers in this group were Petroleo Brasileiro S.A. (-20.64%), Petroleo Brasileiro S.A. - Spon (-19.39%), and Itau Unibanco Banco Holding S.A. (+5.12%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Emerging Markets from August 31, 2007 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Since Inception

ProFund VP Emerging Markets	9.77%	1.22%
Bank of New York Mellon Emerging Markets 50 ADR Index	11.43%	3.25%

Expense Ratios**
Fund	Gross	Net

ProFund VP Emerging Markets	1.70%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	70%
Swap Agreements	30%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Petroleo Brasileiro S.A.-Preferred	4.8%
Petroleo Brasileiro S.A.	4.1%
Vale S.A.	4.0%
America Movil S.A.B. de C.V.	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.6%

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition
Industry Breakdown	% of Index

Energy	25%
Financial	19%
Basic Materials	19%
Communications	18%
Technology	10%
Consumer Non-Cyclical	4%
Industrial	2%
Utilities	2%
Consumer Cyclical	1%

Country Composition	Weight

Brazil	38%
India	10%
China	19%
Mexico	9%
South Korea	9%
Taiwan	7%
South Africa	5%
Other	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

118 :: ProFund VP Emerging Markets :: Financial Statements

Schedule of Portfolio Investments

Common Stocks† (61.3%)
	Shares	Value

America Movil S.A.B. de C.V. (Telecommunications)	33,600	$1,926,624
AngloGold Ashanti, Ltd. (Mining)	12,950	637,528
AU Optronics Corp.* (Electronics)	26,950	280,819
Baidu, Inc.* (Internet)	4,550	439,212
Banco Bradesco S.A. (Banks)	65,100	1,320,879
Banco Santander Brasil S.A. (Banks)	18,900	257,040
BRF-Brazil Foods S.A. (Food)	22,750	384,020
Cemex S.A.B. de C.V.* (Building Materials)	33,250	356,108
China Life Insurance Co., Ltd. (Insurance)	15,750	963,427
China Mobile, Ltd. (Telecommunications)	28,350	1,406,727
China Petroleum and Chemical Corp. (Oil & Gas)	5,600	535,864
China Telecom Corp., Ltd. (Telecommunications)	4,550	237,874
China Unicom, Ltd. (Telecommunications)	43,050	613,463
Chunghwa Telecom Co., Ltd. (Telecommunications)	16,100	406,847
CNOOC, Ltd. (Oil & Gas)	5,250	1,251,442
Companhia de Bebidas das Americas (AmBev) (Beverages)	26,250	814,537
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	12,950	214,841
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	26,600	443,422
Companhia Vale Do Rio Doce (Mining)	44,450	1,536,636
Compania de Minas Buenaventura S.A. (Mining)	5,250	257,040
Ctrip.com International, Ltd.* (Internet)	4,900	198,205
Ecopetrol S.A. (Oil & Gas)	7,000	305,340
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	3,850	216,409
Enersis S.A. (Electric)	8,750	203,175
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	7,350	411,012
Gerdau S.A. (Iron/Steel)	22,400	313,376
Gold Fields, Ltd. (Mining)	22,050	399,767
Grupo Televisa S.A.* (Media)	18,900	490,077
HDFC Bank, Ltd. (Banks)	3,850	643,373
ICICI Bank, Ltd. (Banks)	14,350	726,684
Infosys Technologies, Ltd. (Software)	19,250	1,464,540
Itau Unibanco Holding S.A. (Banks)	69,650	1,672,296
KB Financial Group, Inc.* (Banks)	12,950	684,925
Korea Electric Power Corp.* (Electric)	17,850	241,154
LG. Philips LCD Co., Ltd.* (Electronics)	15,050	267,138
Mobile TeleSystems (Telecommunications)	16,100	336,007
PetroChina Co., Ltd. (Oil & Gas)	7,000	920,430
Petroleo Brasileiro S.A. (Oil & Gas)	56,000	2,119,040
POSCO (Iron/Steel)	9,100	979,979
PT Telekomunikasi Indonesia (Telecommunications)	8,400	299,460
Sasol, Ltd. (Oil & Gas Services)	15,750	819,787
Shinhan Financial Group Co., Ltd.* (Diversified Financial Services)	7,700	722,414
SK Telecom Co., Ltd. (Telecommunications)	10,850	202,136
Sterlite Industries (India), Ltd. (Mining)	12,600	208,404
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	150,500	1,887,270
Tata Motors, Ltd. (Auto Manufacturers)	11,200	328,608
Wipro, Ltd. (Computers)	15,400	238,238
Yanzhou Coal Mining Co., Ltd. (Coal)	6,650	203,490

TOTAL COMMON STOCKS
(Cost $28,343,132)		31,787,084

Preferred Stocks† (8.8%)
Petroleo Brasileiro S.A. (Oil & Gas)	72,450	2,475,616
Vale S.A. (Mining)	68,950	2,083,669

TOTAL PREFERRED STOCKS
(Cost $4,299,754)		4,559,285

U.S. Treasury Obligations (5.4%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$2,777,000	$2,778,519

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,779,492)		2,778,519

Repurchase Agreements (23.9%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,479,010 (Collateralized by $2,485,300 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $2,528,791)	2,479,000	2,479,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,479,033 (Collateralized by $2,533,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $2,529,803)	2,479,000	2,479,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,473,033 (Collateralized by $2,528,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $2,523,766)	2,473,000	2,473,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,479,031 (Collateralized by $2,525,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $2,534,469)	2,479,000	2,479,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,479,014 (Collateralized by $2,516,618 of various U.S. Treasury Notes, 0.88%–1.13%, 4/30/11-1/15/12, total value of $2,528,672)	2,479,000	2,479,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,389,000)		12,389,000

TOTAL INVESTMENT SECURITIES
(Cost $47,811,378)—99.4%		51,513,888
Net other assets (liabilities)—0.6%		321,448

NET ASSETS—100.0%		$51,835,336

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 119

†	As of December 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $1,242,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$6,859,224	$180,853
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	8,630,519	227,508

		$408,361

ProFund VP Emerging Markets invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Auto Manufacturers	$328,608	0.6%
Banks	5,305,197	10.2%
Beverages	1,225,549	2.4%
Building Materials	356,108	0.7%
Coal	203,490	0.4%
Computers	238,238	0.5%
Diversified Financial Services	722,414	1.4%
Electric	875,579	1.7%
Electronics	547,957	1.1%
Food	384,020	0.7%
Insurance	963,427	1.9%
Internet	637,417	1.2%
Iron/Steel	1,736,777	3.3%
Media	490,077	0.9%
Mining	5,123,044	9.9%
Oil & Gas	7,607,732	14.7%
Oil & Gas Services	819,787	1.6%
Semiconductors	1,887,270	3.6%
Software	1,464,540	2.8%
Telecommunications	5,429,138	10.5%
Other**	15,488,967	29.9%

Total	$51,835,336	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of December 31, 2010:

		% of
	Value	Net Assets

Brazil	$13,635,372	26.4%
Chile	419,584	0.8%
China	6,770,134	13.1%
Colombia	305,340	0.6%
India	3,609,847	6.9%
Indonesia	299,460	0.6%
Mexico	3,183,821	6.1%
Peru	257,040	0.5%
Russia	336,007	0.6%
South Africa	1,857,082	3.6%
South Korea	3,097,746	6.0%
Taiwan	2,574,936	4.9%
Other**	15,488,967	29.9%

Total	$51,835,336	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which include any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

120 :: ProFund VP Emerging Markets :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$47,811,378

Securities, at value	39,124,888
Repurchase agreements, at value	12,389,000

Total Investment Securities, at value	51,513,888
Cash	320
Dividends and interest receivable	89,825
Unrealized gain on swap agreements	408,361
Receivable for capital shares issued	55,944
Prepaid expenses	119

TOTAL ASSETS	52,068,457

LIABILITIES:
Payable for capital shares redeemed	112,473
Advisory fees payable	31,682
Management services fees payable	4,224
Administration fees payable	1,603
Administrative services fees payable	27,746
Distribution fees payable	28,588
Trustee fees payable	2
Transfer agency fees payable	4,663
Fund accounting fees payable	3,209
Compliance services fees payable	141
Other accrued expenses	18,790

TOTAL LIABILITIES	233,121

NET ASSETS	$51,835,336

NET ASSETS CONSIST OF:
Capital	$48,893,118
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,168,653)
Net unrealized appreciation (depreciation) on investments	4,110,871

NET ASSETS	$51,835,336

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,708,179

Net Asset Value (offering and redemption price per share)	$30.35

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$565,408
Interest	10,564
Foreign tax withholding	(72,660)

TOTAL INVESTMENT INCOME	503,312

EXPENSES:
Advisory fees	236,843
Management services fees	31,579
Administration fees	13,039
Transfer agency fees	18,721
Administrative services fees	77,435
Distribution fees	78,948
Custody fees	7,023
Fund accounting fees	25,232
Trustee fees	428
Compliance services fees	257
Other fees	39,537
Recoupment of prior expenses reduced by the Advisor	388

TOTAL NET EXPENSES	529,430

NET INVESTMENT INCOME (LOSS)	(26,118)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(991,939)
Net realized gains (losses) on swap agreements	(176,714)
Change in net unrealized appreciation/depreciation on investments	3,559,673

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,391,020

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,364,902

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 121

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(26,118)	$(220,531)
Net realized gains (losses) on investments	(1,168,653)	5,477,620
Change in net unrealized appreciation/depreciation on investments	3,559,673	494,482

Change in net assets resulting from operations	2,364,902	5,751,571

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(20,311)
Net realized gains on investments	(474,549)	—

Change in net assets resulting from distributions	(474,549)	(20,311)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	80,076,104	66,671,415
Dividends reinvested	474,549	20,311
Value of shares redeemed	(65,477,393)	(41,860,909)

Change in net assets resulting from capital transactions	15,073,260	24,830,817

Change in net assets	16,963,613	30,562,077
NET ASSETS:
Beginning of period	34,871,723	4,309,646

End of period	$51,835,336	$34,871,723

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	2,902,962	2,845,495
Reinvested	17,524	785
Redeemed	(2,452,011)	(1,855,134)

Change in shares	468,475	991,146

See accompanying notes to the financial statements.

122 :: ProFund VP Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

				Period
				Aug. 31, 2007
	Year Ended	Year Ended	Year Ended	through
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$28.13	$17.34	$35.13	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.02)	(0.33)	0.10	0.35
Net realized and unrealized gains (losses) on investments	2.71	11.14	(17.62)	4.78

Total income (loss) from investment activities	2.69	10.81	(17.52)	5.13

Distributions to Shareholders From:
Net investment income	—	(0.02)	(0.26)	—
Net realized gains on investments	(0.47)	—	(0.01)	—

Total distributions	(0.47)	(0.02)	(0.27)	—

Net Asset Value, End of Period	$30.35	$28.13	$17.34	$35.13

Total Return	9.77%	62.36%	(50.09)%	17.07%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.68%	1.70%	1.68%	1.68%
Net expenses(d)	1.68%	1.68%	1.63%	1.63%
Net investment income (loss)(d)	(0.08)%	(1.36)%	0.34%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$51,835	$34,872	$4,310	$3,325
Portfolio turnover rate(e)	35%	7% (f)	—	—

(a)	Period from commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	The portfolio turnover rate changed from the prior period due to a change in investment strategies that includes the purchase of equity securities.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Japan :: 123

The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average Index. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2010, the Fund had a total return of -6.53%, compared to a total return of 11.37% for the Index as measured in unhedged U.S. Dollar terms, or -1.46% in local (Japanese Yen) terms.1 The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Nikkei 225 Stock Average Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average Index.2

 The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Nikkei 225 Stock Average Index is a modified price-weighted Index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers (in U.S. Dollar terms) were Fanuc Corp (+63.30%), Softbank Corp (+46.40%), and Honda Motor Co Ltd (+16.83%), while the bottom three performers in this group were Terumo Corp (-18.39%), Fast Retailing Co Ltd (-16.35%), and Tokyo Electron Ltd (-1.87%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Japan	-6.53%	-9.46%	-1.71%
Nikkei 225 Stock Average Index - USD terms	11.37%	-0.33%	5.02%
Nikkei 225 Stock Average Index - Local (yen) terms	-1.46%	-7.38%	-0.22%

Expense Ratios**
Fund	Gross	Net

ProFund VP Japan	1.80%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average Index – Composition
% of Index

Industrial	29%
Consumer Cyclical	24%
Consumer Non-Cyclical	16%
Technology	9%
Communications	8%
Basic Materials	6%
Financial	6%
Energy	1%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

124 :: ProFund VP Japan :: Financial Statements

Schedule of Portfolio Investments

U.S. Treasury Obligations (17.5%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$2,100,000	$2,101,148

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,101,884)		2,101,148

Repurchase Agreements (73.5%)
Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $1,761,007 (Collateralized by $1,765,400 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,796,294)	1,761,000	1,761,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $1,761,023 (Collateralized by $1,799,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $1,796,730)	1,761,000	1,761,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $1,761,023 (Collateralized by $1,800,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $1,796,985)	1,761,000	1,761,000
UBS, 0.15%, 1/3/11, dated 12/31/10, with a repurchase price of $1,761,022 (Collateralized by $1,790,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $1,796,713)	1,761,000	1,761,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $1,761,010 (Collateralized by $1,784,700 of various U.S. Treasury Notes, 0.88%–1.88%, 4/30/11-6/15/12, total value of $1,796,246)	1,761,000	1,761,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,805,000)		8,805,000

TOTAL INVESTMENT SECURITIES
(Cost $10,906,884)—91.0%		10,906,148
Net other assets (liabilities)—9.0%		1,078,180

NET ASSETS—100.0%		$11,984,328

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 3/11/11 (Underlying notional amount at value $12,036,000)	236	$(41,584)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 125

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$10,906,884

Securities, at value	2,101,148
Repurchase agreements, at value	8,805,000

Total Investment Securities, at value	10,906,148
Cash	993
Segregated cash balances with brokers	1,465,831
Interest receivable	65
Receivable for capital shares issued	4,083
Variation margin on futures contracts	4,750
Prepaid expenses	57

TOTAL ASSETS	12,381,927

LIABILITIES:
Payable for capital shares redeemed	375,549
Advisory fees payable	6,404
Management services fees payable	854
Administration fees payable	374
Administrative services fees payable	3,708
Distribution fees payable	2,778
Transfer agency fees payable	1,105
Fund accounting fees payable	749
Compliance services fees payable	35
Other accrued expenses	6,043

TOTAL LIABILITIES	397,599

NET ASSETS	$11,984,328

NET ASSETS CONSIST OF:
Capital	$27,120,408
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(15,093,760)
Net unrealized appreciation (depreciation) on investments	(42,320)

NET ASSETS	$11,984,328

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	941,211

Net Asset Value (offering and redemption price per share)	$12.73

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$11,356

EXPENSES:
Advisory fees	89,218
Management services fees	11,896
Administration fees	4,885
Transfer agency fees	6,928
Administrative services fees	40,628
Distribution fees	29,739
Custody fees	2,463
Fund accounting fees	9,216
Trustee fees	160
Compliance services fees	93
Other fees	15,598

Total Gross Expenses before reductions	210,824
Less Expenses reduced by the Advisor	(10,985)

TOTAL NET EXPENSES	199,839

NET INVESTMENT INCOME (LOSS)	(188,483)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(157,805)
Change in net unrealized appreciation/depreciation on investments	(783,173)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(940,978)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,129,461)

See accompanying notes to the financial statements.

126 :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(188,483)	$(164,780)
Net realized gains (losses) on investments	(157,805)	190,104
Change in net unrealized appreciation/depreciation on investments	(783,173)	285,682

Change in net assets resulting from operations	(1,129,461)	311,006

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(65,646)

Change in net assets resulting from distributions	—	(65,646)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	43,184,308	49,740,556
Dividends reinvested	—	65,646
Value of shares redeemed	(44,566,126)	(46,948,867)

Change in net assets resulting from capital transactions	(1,381,818)	2,857,335

Change in net assets	(2,511,279)	3,102,695
NET ASSETS:
Beginning of period	14,495,607	11,392,912

End of period	$11,984,328	$14,495,607

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	3,413,892	3,928,525
Reinvested	—	4,859
Redeemed	(3,536,987)	(3,786,935)

Change in shares	(123,095)	146,449

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Japan :: 127

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$13.62	$12.41	$24.18	$28.59	$39.15

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.20)	0.09	0.98	1.10
Net realized and unrealized gains (losses) on investments	(0.69)	1.48	(9.30)	(3.76)	1.77

Total income (loss) from investment activities	(0.89)	1.28	(9.21)	(2.78)	2.87

Distributions to Shareholders From:
Net investment income	—	(0.07)	(2.56)	(1.63)	(0.44)
Net realized gains on investments	—	—	—	—	(12.99)

Total distributions	—	(0.07)	(2.56)	(1.63)	(13.43)

Net Asset Value, End of Period	$12.73	$13.62	$12.41	$24.18	$28.59

Total Return	(6.53)%	10.33%	(40.84)%	(9.99)%	10.86%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.80%	1.72%	1.68%	1.73%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)	(1.58)%	(1.59)%	0.46%	3.44%	3.06%

Supplemental Data:
Net assets, end of period (000’s)	$11,984	$14,496	$11,393	$25,102	$68,027
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

128 :: ProFund VP UltraBull :: Management Discussion of Fund Performance

The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index. Prior to May 1, 2003, ProFund VP UltraBull was named “ProFund VP Bull Plus” and sought daily investment results, before fees and expenses, which corresponded to 150% of the daily performance of the S&P 500 Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 22.16%, compared to a total return of 15.08%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), General Electric Co (+20.89%), and Chevron Corp (+18.52%), while the bottom three performers in this group were Microsoft Corp (-8.43%), Johnson & Johnson (-3.97%), and JP Morgan Chase & Co (+1.80%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP UltraBull	22.16%	-6.49%	-4.45%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**
Fund	Gross	Net

ProFund VP UltraBull	1.78%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	31%
Futures Contracts	47%
Swap Agreements	121%

Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	1.0%
Apple Computer, Inc.	0.8%
Microsoft Corp.	0.6%
General Electric Co.	0.5%
Chevron Corp.	0.5%

S&P 500 Index – Composition
% of Index

Consumer Non-Cyclical	21%
Financial	16%
Technology	13%
Energy	12%
Communications	12%
Industrial	11%
Consumer Cyclical	9%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraBull :: 129

Schedule of Portfolio Investments

Common Stocks (31.1%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	448	$38,662
Abbott Laboratories (Pharmaceuticals)	960	45,994
Abercrombie & Fitch Co.—Class A (Retail)	56	3,227
ACE, Ltd. (Insurance)	208	12,948
Adobe Systems, Inc.* (Software)	320	9,850
Advanced Micro Devices, Inc.* (Semiconductors)	360	2,945
Aetna, Inc. (Healthcare-Services)	248	7,566
AFLAC, Inc. (Insurance)	296	16,703
Agilent Technologies, Inc.* (Electronics)	216	8,949
Air Products & Chemicals, Inc. (Chemicals)	136	12,369
Airgas, Inc. (Chemicals)	48	2,998
AK Steel Holding Corp. (Iron/Steel)	72	1,179
Akamai Technologies, Inc.* (Internet)	112	5,270
Alcoa, Inc. (Mining)	640	9,850
Allegheny Energy, Inc. (Electric)	104	2,521
Allegheny Technologies, Inc. (Iron/Steel)	64	3,532
Allergan, Inc. (Pharmaceuticals)	192	13,185
Allstate Corp. (Insurance)	336	10,712
Altera Corp. (Semiconductors)	192	6,831
Altria Group, Inc. (Agriculture)	1,304	32,104
Amazon.com, Inc.* (Internet)	224	40,320
Ameren Corp. (Electric)	152	4,285
American Electric Power, Inc. (Electric)	296	10,650
American Express Co. (Diversified Financial Services)	656	28,155
American International Group, Inc.* (Insurance)	88	5,071
American Tower Corp.* (Telecommunications)	248	12,807
Ameriprise Financial, Inc. (Diversified Financial Services)	152	8,748
AmerisourceBergen Corp. (Pharmaceuticals)	176	6,005
Amgen, Inc.* (Biotechnology)	592	32,501
Amphenol Corp.—Class A (Electronics)	112	5,911
Anadarko Petroleum Corp. (Oil & Gas)	312	23,762
Analog Devices, Inc. (Semiconductors)	184	6,931
AON Corp. (Insurance)	208	9,570
Apache Corp. (Oil & Gas)	240	28,615
Apartment Investment and Management Co.— Class A (REIT)	72	1,860
Apollo Group, Inc.—Class A* (Commercial Services)	80	3,159
Apple Computer, Inc.* (Computers)	568	183,214
Applied Materials, Inc. (Semiconductors)	832	11,690
Archer-Daniels-Midland Co. (Agriculture)	400	12,032
Assurant, Inc. (Insurance)	64	2,465
AT&T, Inc. (Telecommunications)	3,688	108,353
Autodesk, Inc.* (Software)	144	5,501
Automatic Data Processing, Inc. (Software)	304	14,069
AutoNation, Inc.* (Retail)	40	1,128
AutoZone, Inc.* (Retail)	16	4,361
Avalonbay Communities, Inc. (REIT)	56	6,303
Avery Dennison Corp. (Household Products/Wares)	64	2,710
Avon Products, Inc. (Cosmetics/Personal Care)	264	7,672
Baker Hughes, Inc. (Oil & Gas Services)	272	15,550
Ball Corp. (Packaging & Containers)	56	3,811
Bank of America Corp. (Banks)	6,288	83,882
Bank of New York Mellon Corp. (Banks)	776	23,435
Bard (C.R.), Inc. (Healthcare-Products)	56	5,139
Baxter International, Inc. (Healthcare-Products)	360	18,223
BB&T Corp. (Banks)	432	11,357
Becton, Dickinson & Co. (Healthcare-Products)	144	12,171
Bed Bath & Beyond, Inc.* (Retail)	160	7,864
Bemis Co., Inc. (Packaging & Containers)	64	2,090
Berkshire Hathaway, Inc.—Class B* (Insurance)	1,080	86,519
Best Buy Co., Inc. (Retail)	208	7,132
Big Lots, Inc.* (Retail)	48	1,462
Biogen Idec, Inc.* (Biotechnology)	152	10,192
BMC Software, Inc.* (Software)	112	5,280
Boeing Co. (Aerospace/Defense)	456	29,759
Boston Properties, Inc. (REIT)	88	7,577
Boston Scientific Corp.* (Healthcare-Products)	944	7,146
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,064	28,175
Broadcom Corp.—Class A (Semiconductors)	280	12,194
Brown-Forman Corp. (Beverages)	64	4,456
C.H. Robinson Worldwide, Inc. (Transportation)	104	8,340
CA, Inc. (Software)	240	5,866
Cablevision Systems Corp.—Class A (Media)	152	5,144
Cabot Oil & Gas Corp. (Oil & Gas)	64	2,422
Cameron International Corp.* (Oil & Gas Services)	152	7,711
Campbell Soup Co. (Food)	120	4,170
Capital One Financial Corp. (Diversified Financial Services)	288	12,257
Cardinal Health, Inc. (Pharmaceuticals)	216	8,275
CareFusion Corp.* (Healthcare-Products)	136	3,495
Carmax, Inc.* (Retail)	144	4,591
Carnival Corp.—Class A (Leisure Time)	272	12,542
Caterpillar, Inc. (Machinery-Construction & Mining)	392	36,715
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	184	3,768
CBS Corp.—Class B (Media)	424	8,077
Celgene Corp.* (Biotechnology)	296	17,505
CenterPoint Energy, Inc. (Electric)	264	4,150
CenturyTel, Inc. (Telecommunications)	192	8,865
Cephalon, Inc.* (Pharmaceuticals)	48	2,963
Cerner Corp.* (Software)	48	4,548
CF Industries Holdings, Inc. (Chemicals)	48	6,487
Chesapeake Energy Corp. (Oil & Gas)	408	10,571
Chevron Corp. (Oil & Gas)	1,256	114,610
Chubb Corp. (Insurance)	192	11,451
CIGNA Corp. (Insurance)	168	6,159
Cincinnati Financial Corp. (Insurance)	104	3,296
Cintas Corp. (Textiles)	80	2,237
Cisco Systems, Inc.* (Telecommunications)	3,456	69,915
Citigroup, Inc.* (Diversified Financial Services)	18,112	85,670
Citrix Systems, Inc.* (Software)	120	8,209
Cliffs Natural Resources, Inc. (Iron/Steel)	88	6,865
Clorox Co. (Household Products/Wares)	88	5,569
CME Group, Inc. (Diversified Financial Services)	40	12,870
CMS Energy Corp. (Electric)	152	2,827
Coach, Inc. (Apparel)	184	10,177
Coca-Cola Co. (Beverages)	1,448	95,235
Coca-Cola Enterprises, Inc. (Beverages)	208	5,206
Cognizant Technology Solutions Corp.* (Computers)	192	14,072

See accompanying notes to the financial statements.

130 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued
	Shares	Value

Colgate-Palmolive Co. (Cosmetics/Personal Care)	304	$24,432
Comcast Corp.—Class A (Media)	1,736	38,140
Comerica, Inc. (Banks)	112	4,731
Computer Sciences Corp. (Computers)	96	4,762
Compuware Corp.* (Software)	136	1,587
ConAgra Foods, Inc. (Food)	272	6,142
ConocoPhillips (Oil & Gas)	920	62,652
CONSOL Energy, Inc. (Coal)	144	7,019
Consolidated Edison, Inc. (Electric)	184	9,121
Constellation Brands, Inc.* (Beverages)	112	2,481
Constellation Energy Group, Inc. (Electric)	128	3,921
Corning, Inc. (Telecommunications)	976	18,856
Costco Wholesale Corp. (Retail)	272	19,641
Coventry Health Care, Inc.* (Healthcare- Services)	96	2,534
CSX Corp. (Transportation)	232	14,990
Cummins, Inc. (Machinery-Diversified)	120	13,201
CVS Caremark Corp. (Retail)	848	29,485
D.R. Horton, Inc. (Home Builders)	176	2,100
Danaher Corp. (Miscellaneous Manufacturing)	336	15,849
Darden Restaurants, Inc. (Retail)	88	4,087
DaVita, Inc.* (Healthcare-Services)	64	4,447
Dean Foods Co.* (Food)	112	990
Deere & Co. (Machinery-Diversified)	264	21,925
Dell, Inc.* (Computers)	1,048	14,200
Denbury Resources, Inc.* (Oil & Gas)	248	4,734
DENTSPLY International, Inc. (Healthcare- Products)	88	3,007
Devon Energy Corp. (Oil & Gas)	272	21,355
DeVry, Inc. (Commercial Services)	40	1,919
Diamond Offshore Drilling, Inc. (Oil & Gas)	40	2,675
DIRECTV—Class A* (Media)	520	20,764
Discover Financial Services (Diversified Financial Services)	336	6,226
Discovery Communications, Inc.—Class A* (Media)	176	7,339
Dominion Resources, Inc. (Electric)	360	15,379
Dover Corp. (Miscellaneous Manufacturing)	120	7,014
Dr. Pepper Snapple Group, Inc. (Beverages)	144	5,063
DTE Energy Co. (Electric)	104	4,713
Duke Energy Corp. (Electric)	824	14,675
Dun & Bradstreet Corp. (Software)	32	2,627
E*TRADE Financial Corp.* (Diversified Financial Services)	120	1,920
E.I. du Pont de Nemours & Co. (Chemicals)	568	28,332
Eastman Chemical Co. (Chemicals)	48	4,036
Eaton Corp. (Miscellaneous Manufacturing)	104	10,557
eBay, Inc.* (Internet)	712	19,815
Ecolab, Inc. (Chemicals)	144	7,260
Edison International (Electric)	200	7,720
El Paso Corp. (Pipelines)	440	6,054
Electronic Arts, Inc.* (Software)	208	3,407
Eli Lilly & Co. (Pharmaceuticals)	632	22,145
EMC Corp.* (Computers)	1,288	29,495
Emerson Electric Co. (Electrical Components & Equipment)	472	26,984
Entergy Corp. (Electric)	112	7,933
EOG Resources, Inc. (Oil & Gas)	160	14,626
EQT Corp. (Oil & Gas)	96	4,305
Equifax, Inc. (Commercial Services)	80	2,848
Equity Residential (REIT)	176	9,143
Exelon Corp. (Electric)	416	17,322
Expedia, Inc. (Internet)	128	3,212
Expeditors International of Washington, Inc. (Transportation)	136	7,426
Express Scripts, Inc.* (Pharmaceuticals)	328	17,728
Exxon Mobil Corp. (Oil & Gas)	3,144	229,889
F5 Networks, Inc.* (Internet)	48	6,248
Family Dollar Stores, Inc. (Retail)	80	3,977
Fastenal Co. (Distribution/Wholesale)	88	5,272
Federated Investors, Inc.—Class B (Diversified Financial Services)	56	1,466
FedEx Corp. (Transportation)	200	18,602
Fidelity National Information Services, Inc. (Software)	168	4,602
Fifth Third Bancorp (Banks)	496	7,281
First Horizon National Corp.* (Banks)	144	1,700
First Solar, Inc.* (Energy-Alternate Sources)	32	4,164
FirstEnergy Corp. (Electric)	192	7,108
Fiserv, Inc.* (Software)	96	5,622
FLIR Systems, Inc.* (Electronics)	96	2,856
Flowserve Corp. (Machinery-Diversified)	32	3,815
Fluor Corp. (Engineering & Construction)	112	7,421
FMC Corp. (Chemicals)	48	3,835
FMC Technologies, Inc.* (Oil & Gas Services)	72	6,402
Ford Motor Co.* (Auto Manufacturers)	2,336	39,221
Forest Laboratories, Inc.* (Pharmaceuticals)	176	5,628
Fortune Brands, Inc. (Household Products/Wares)	96	5,784
Franklin Resources, Inc. (Diversified Financial Services)	88	9,786
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	296	35,547
Frontier Communications Corp. (Telecommunications)	616	5,994
GameStop Corp.—Class A* (Retail)	96	2,196
Gannett Co., Inc. (Media)	152	2,294
General Dynamics Corp. (Aerospace/Defense)	232	16,463
General Electric Co. (Miscellaneous Manufacturing)	6,640	121,446
General Mills, Inc. (Food)	400	14,236
Genuine Parts Co. (Distribution/Wholesale)	96	4,929
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	304	3,995
Genzyme Corp.* (Biotechnology)	160	11,392
Gilead Sciences, Inc.* (Pharmaceuticals)	504	18,265
Goodrich Corp. (Aerospace/Defense)	80	7,046
Google, Inc.—Class A* (Internet)	152	90,283
H & R Block, Inc. (Commercial Services)	192	2,287
Halliburton Co. (Oil & Gas Services)	568	23,191
Harley-Davidson, Inc. (Leisure Time)	144	4,992
Harman International Industries, Inc.* (Home Furnishings)	40	1,852
Harris Corp. (Telecommunications)	80	3,624
Hartford Financial Services Group, Inc. (Insurance)	280	7,417
Hasbro, Inc. (Toys/Games/Hobbies)	88	4,152
HCP, Inc. (REIT)	200	7,358
Health Care REIT, Inc. (REIT)	88	4,192
Heinz (H.J.) Co. (Food)	200	9,892
Helmerich & Payne, Inc. (Oil & Gas)	64	3,103
Hess Corp. (Oil & Gas)	184	14,083
Hewlett-Packard Co. (Computers)	1,416	59,614

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 131

Common Stocks, continued
	Shares	Value

Home Depot, Inc. (Retail)	1,024	$35,901
Honeywell International, Inc. (Miscellaneous Manufacturing)	488	25,942
Hormel Foods Corp. (Food)	40	2,050
Hospira, Inc.* (Pharmaceuticals)	104	5,792
Host Marriott Corp. (REIT)	416	7,434
Hudson City Bancorp, Inc. (Savings & Loans)	328	4,179
Humana, Inc.* (Healthcare-Services)	104	5,693
Huntington Bancshares, Inc. (Banks)	448	3,078
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	312	16,661
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	200	9,418
Integrys Energy Group, Inc. (Electric)	48	2,328
Intel Corp. (Semiconductors)	3,480	73,184
IntercontinentalExchange, Inc.* (Diversified Financial Services)	48	5,719
International Business Machines Corp. (Computers)	776	113,886
International Flavors & Fragrances, Inc. (Chemicals)	48	2,668
International Game Technology (Entertainment)	184	3,255
International Paper Co. (Forest Products & Paper)	272	7,409
Interpublic Group of Cos., Inc.* (Advertising)	304	3,228
Intuit, Inc.* (Software)	176	8,677
Intuitive Surgical, Inc.* (Healthcare-Products)	24	6,186
Invesco, Ltd. (Diversified Financial Services)	288	6,929
Iron Mountain, Inc. (Commercial Services)	128	3,201
ITT Industries, Inc. (Miscellaneous Manufacturing)	112	5,836
J.C. Penney Co., Inc. (Retail)	144	4,653
J.P. Morgan Chase & Co. (Diversified Financial Services)	2,440	103,505
Jabil Circuit, Inc. (Electronics)	120	2,411
Jacobs Engineering Group, Inc.* (Engineering & Construction)	80	3,668
Janus Capital Group, Inc. (Diversified Financial Services)	112	1,453
JDS Uniphase Corp.* (Telecommunications)	136	1,969
JM Smucker Co. (Food)	72	4,727
Johnson & Johnson (Healthcare-Products)	1,712	105,887
Johnson Controls, Inc. (Auto Parts & Equipment)	424	16,197
Juniper Networks, Inc.* (Telecommunications)	328	12,110
Kellogg Co. (Food)	160	8,173
KeyCorp (Banks)	552	4,885
Kimberly-Clark Corp. (Household Products/Wares)	256	16,138
Kimco Realty Corp. (REIT)	256	4,618
KLA -Tencor Corp. (Semiconductors)	104	4,019
Kohls Corp.* (Retail)	192	10,433
Kraft Foods, Inc. (Food)	1,088	34,283
Kroger Co. (Food)	400	8,944
L-3 Communications Holdings, Inc. (Aerospace/Defense)	72	5,075
Laboratory Corp. of America Holdings* (Healthcare-Services)	64	5,627
Legg Mason, Inc. (Diversified Financial Services)	96	3,482
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	88	2,003
Lennar Corp.—Class A (Home Builders)	96	1,800
Leucadia National Corp. (Holding Companies- Diversified)	120	3,502
Lexmark International, Inc.—Class A* (Computers)	48	1,671
Life Technologies Corp.* (Biotechnology)	120	6,660
Limited, Inc. (Retail)	168	5,163
Lincoln National Corp. (Insurance)	200	5,562
Linear Technology Corp. (Semiconductors)	144	4,981
Lockheed Martin Corp. (Aerospace/Defense)	184	12,863
Loews Corp. (Insurance)	200	7,782
Lorillard, Inc. (Agriculture)	96	7,878
Lowe’s Cos., Inc. (Retail)	864	21,669
LSI Logic Corp.* (Semiconductors)	384	2,300
M&T Bank Corp. (Banks)	72	6,268
Macy’s, Inc. (Retail)	264	6,679
Marathon Oil Corp. (Oil & Gas)	440	16,293
Marriott International, Inc.—Class A (Lodging)	176	7,322
Marsh & McLennan Cos., Inc. (Insurance)	336	9,186
Marshall & Ilsley Corp. (Banks)	328	2,270
Masco Corp. (Building Materials)	224	2,836
Massey Energy Co. (Coal)	64	3,434
MasterCard, Inc.—Class A (Software)	64	14,343
Mattel, Inc. (Toys/Games/Hobbies)	224	5,696
McAfee, Inc.* (Internet)	96	4,446
McCormick & Co., Inc. (Food)	80	3,722
McDonald’s Corp. (Retail)	656	50,355
McGraw-Hill Cos., Inc. (Media)	192	6,991
McKesson Corp. (Commercial Services)	160	11,261
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	128	7,968
MeadWestvaco Corp. (Forest Products & Paper)	104	2,721
Medco Health Solutions, Inc.* (Pharmaceuticals)	264	16,175
Medtronic, Inc. (Healthcare-Products)	672	24,924
MEMC Electronic Materials, Inc.* (Semiconductors)	144	1,621
Merck & Co., Inc. (Pharmaceuticals)	1,920	69,197
Meredith Corp. (Media)	24	832
MetLife, Inc. (Insurance)	568	25,242
MetroPCS Communications, Inc.* (Telecommunications)	160	2,021
Microchip Technology, Inc. (Semiconductors)	120	4,105
Micron Technology, Inc.* (Semiconductors)	536	4,299
Microsoft Corp. (Software)	4,696	131,112
Molex, Inc. (Electrical Components & Equipment)	88	1,999
Molson Coors Brewing Co.—Class B (Beverages)	96	4,818
Monsanto Co. (Agriculture)	336	23,399
Monster Worldwide, Inc.* (Internet)	80	1,890
Moody’s Corp. (Commercial Services)	128	3,397
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	944	25,686
Motorola, Inc.* (Telecommunications)	1,464	13,278
Murphy Oil Corp. (Oil & Gas)	120	8,946
Mylan Laboratories, Inc.* (Pharmaceuticals)	272	5,747
Nabors Industries, Ltd.* (Oil & Gas)	176	4,129
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	88	2,086
National Oilwell Varco, Inc. (Oil & Gas Services)	264	17,754
National Semiconductor Corp. (Semiconductors)	152	2,092
NetApp, Inc.* (Computers)	224	12,311
Netflix, Inc.* (Internet)	24	4,217
Newell Rubbermaid, Inc. (Housewares)	184	3,345
Newfield Exploration Co.* (Oil & Gas)	80	5,769
Newmont Mining Corp. (Mining)	304	18,675

See accompanying notes to the financial statements.

132 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued
	Shares	Value

News Corp.—Class A (Media)	1,424	$20,733
NextEra Energy, Inc. (Electric)	256	13,309
Nicor, Inc. (Gas)	32	1,597
NIKE, Inc.—Class B (Apparel)	240	20,501
NiSource, Inc. (Electric)	176	3,101
Noble Energy, Inc. (Oil & Gas)	112	9,641
Nordstrom, Inc. (Retail)	104	4,408
Norfolk Southern Corp. (Transportation)	224	14,072
Northeast Utilities System (Electric)	112	3,571
Northern Trust Corp. (Banks)	152	8,422
Northrop Grumman Corp. (Aerospace/Defense)	184	11,920
Novell, Inc.* (Software)	216	1,279
Novellus Systems, Inc.* (Semiconductors)	56	1,810
NRG Energy, Inc.* (Electric)	152	2,970
Nucor Corp. (Iron/Steel)	200	8,764
NVIDIA Corp.* (Semiconductors)	360	5,544
NYSE Euronext (Diversified Financial Services)	160	4,797
O’Reilly Automotive, Inc.* (Retail)	88	5,317
Occidental Petroleum Corp. (Oil & Gas)	504	49,442
Omnicom Group, Inc. (Advertising)	184	8,427
ONEOK, Inc. (Gas)	64	3,550
Oracle Corp. (Software)	2,416	75,621
Owens-Illinois, Inc.* (Packaging & Containers)	104	3,193
PACCAR, Inc. (Auto Manufacturers)	224	12,862
Pall Corp. (Miscellaneous Manufacturing)	72	3,570
Parker Hannifin Corp. (Miscellaneous Manufacturing)	104	8,975
Patterson Cos., Inc. (Healthcare-Products)	64	1,960
Paychex, Inc. (Commercial Services)	200	6,182
Peabody Energy Corp. (Coal)	168	10,749
People’s United Financial, Inc. (Banks)	232	3,250
Pepco Holdings, Inc. (Electric)	136	2,482
PepsiCo, Inc. (Beverages)	992	64,807
PerkinElmer, Inc. (Electronics)	72	1,859
Pfizer, Inc. (Pharmaceuticals)	4,992	87,410
PG&E Corp. (Electric)	248	11,864
Philip Morris International, Inc. (Commercial Services)	1,128	66,022
Pinnacle West Capital Corp. (Electric)	64	2,653
Pioneer Natural Resources Co. (Oil & Gas)	72	6,251
Pitney Bowes, Inc. (Office/Business Equipment)	128	3,095
Plum Creek Timber Co., Inc. (Forest Products & Paper)	104	3,895
PNC Financial Services Group (Banks)	328	19,916
Polo Ralph Lauren Corp. (Apparel)	40	4,437
PPG Industries, Inc. (Chemicals)	104	8,743
PPL Corp. (Electric)	304	8,001
Praxair, Inc. (Chemicals)	192	18,330
Precision Castparts Corp. (Metal Fabricate/Hardware)	88	12,250
Priceline.com, Inc.* (Internet)	32	12,786
Principal Financial Group, Inc. (Insurance)	200	6,512
Procter & Gamble Co. (Cosmetics/Personal Care)	1,744	112,191
Progress Energy, Inc. (Electric)	184	8,000
Progressive Corp. (Insurance)	416	8,266
ProLogis (REIT)	352	5,083
Prudential Financial, Inc. (Insurance)	304	17,848
Public Service Enterprise Group, Inc. (Electric)	312	9,925
Public Storage, Inc. (REIT)	88	8,925
Pulte Group, Inc.* (Home Builders)	208	1,564
QEP Resources, Inc. (Oil & Gas)	112	4,067
QLogic Corp.* (Semiconductors)	64	1,089
Qualcomm, Inc. (Telecommunications)	1,008	49,886
Quanta Services, Inc.* (Commercial Services)	136	2,709
Quest Diagnostics, Inc. (Healthcare-Services)	88	4,749
Qwest Communications International, Inc. (Telecommunications)	1,088	8,280
R.R. Donnelley & Sons Co. (Commercial Services)	128	2,236
RadioShack Corp. (Retail)	72	1,331
Range Resources Corp. (Oil & Gas)	96	4,318
Raytheon Co. (Aerospace/Defense)	224	10,380
Red Hat, Inc.* (Software)	120	5,478
Regions Financial Corp. (Banks)	784	5,488
Republic Services, Inc. (Environmental Control)	192	5,733
Reynolds American, Inc. (Agriculture)	208	6,785
Robert Half International, Inc. (Commercial Services)	88	2,693
Rockwell Automation, Inc. (Machinery-Diversified)	88	6,310
Rockwell Collins, Inc. (Aerospace/Defense)	96	5,593
Roper Industries, Inc. (Miscellaneous Manufacturing)	56	4,280
Ross Stores, Inc. (Retail)	72	4,554
Rowan Cos., Inc.* (Oil & Gas)	80	2,793
Ryder System, Inc. (Transportation)	32	1,684
Safeway, Inc. (Food)	232	5,218
SAIC, Inc.* (Commercial Services)	184	2,918
Salesforce.com, Inc.* (Software)	72	9,504
SanDisk Corp.* (Computers)	144	7,180
Sara Lee Corp. (Food)	400	7,004
SCANA Corp. (Electric)	72	2,923
Schlumberger, Ltd. (Oil & Gas Services)	848	70,808
Scripps Networks Interactive—Class A (Entertainment)	56	2,898
Sealed Air Corp. (Packaging & Containers)	96	2,443
Sears Holdings Corp.* (Retail)	24	1,770
Sempra Energy (Gas)	152	7,977
Sherwin-Williams Co. (Chemicals)	56	4,690
Sigma-Aldrich Corp. (Chemicals)	72	4,792
Simon Property Group, Inc. (REIT)	184	18,306
SLM Corp.* (Diversified Financial Services)	304	3,827
Snap-on, Inc. (Hand/Machine Tools)	40	2,263
Southern Co. (Electric)	520	19,880
Southwest Airlines Co. (Airlines)	464	6,023
Southwestern Energy Co.* (Oil & Gas)	216	8,085
Spectra Energy Corp. (Pipelines)	408	10,196
Sprint Nextel Corp.* (Telecommunications)	1,864	7,885
St. Jude Medical, Inc.* (Healthcare-Products)	216	9,234
Stanley Black & Decker, Inc. (Hand/Machine Tools)	104	6,954
Staples, Inc. (Retail)	448	10,201
Starbucks Corp. (Retail)	464	14,908
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	120	7,294
State Street Corp. (Banks)	312	14,458
Stericycle, Inc.* (Environmental Control)	56	4,532
Stryker Corp. (Healthcare-Products)	216	11,599
Sunoco, Inc. (Oil & Gas)	72	2,902
SunTrust Banks, Inc. (Banks)	312	9,207
SuperValu, Inc. (Food)	136	1,310
Symantec Corp.* (Internet)	488	8,169

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 133

Common Stocks, continued
	Shares	Value

Sysco Corp. (Food)	368	$10,819
T. Rowe Price Group, Inc. (Diversified Financial Services)	160	10,326
Target Corp. (Retail)	440	26,457
TECO Energy, Inc. (Electric)	136	2,421
Tellabs, Inc. (Telecommunications)	232	1,573
Tenet Healthcare Corp.* (Healthcare-Services)	304	2,034
Teradata Corp.* (Computers)	104	4,281
Teradyne, Inc.* (Semiconductors)	112	1,572
Tesoro Petroleum Corp.* (Oil & Gas)	88	1,632
Texas Instruments, Inc. (Semiconductors)	736	23,920
Textron, Inc. (Miscellaneous Manufacturing)	168	3,972
The AES Corp.* (Electric)	416	5,067
The Charles Schwab Corp. (Diversified Financial Services)	616	10,540
The Dow Chemical Co. (Chemicals)	720	24,581
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	72	5,810
The Gap, Inc. (Retail)	272	6,022
The Goldman Sachs Group, Inc. (Diversified Financial Services)	320	53,811
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	152	1,801
The Hershey Co. (Food)	96	4,526
The Travelers Cos., Inc. (Insurance)	288	16,044
The Williams Cos., Inc. (Pipelines)	368	9,097
Thermo Fisher Scientific, Inc.* (Electronics)	248	13,729
Tiffany & Co. (Retail)	80	4,982
Time Warner Cable, Inc. (Media)	224	14,791
Time Warner, Inc. (Media)	688	22,133
Titanium Metals Corp.* (Mining)	56	962
TJX Cos., Inc. (Retail)	248	11,009
Torchmark Corp. (Insurance)	48	2,868
Total System Services, Inc. (Software)	104	1,600
Tyco International, Ltd. (Miscellaneous Manufacturing)	304	12,598
Tyson Foods, Inc.—Class A (Food)	184	3,168
U.S. Bancorp (Banks)	1,200	32,364
Union Pacific Corp. (Transportation)	304	28,169
United Parcel Service, Inc.—Class B (Transportation)	616	44,709
United States Steel Corp. (Iron/Steel)	88	5,141
United Technologies Corp. (Aerospace/Defense)	576	45,343
UnitedHealth Group, Inc. (Healthcare-Services)	688	24,844
UnumProvident Corp. (Insurance)	200	4,844
Urban Outfitters, Inc.* (Retail)	80	2,865
V.F. Corp. (Apparel)	56	4,826
Valero Energy Corp. (Oil & Gas)	352	8,138
Varian Medical Systems, Inc.* (Healthcare- Products)	72	4,988
Ventas, Inc. (REIT)	96	5,038
VeriSign, Inc. (Internet)	104	3,398
Verizon Communications, Inc. (Telecommunications)	1,760	62,973
Viacom, Inc.—Class B (Media)	376	14,893
Visa, Inc.—Class A (Commercial Services)	304	21,395
Vornado Realty Trust (REIT)	104	8,666
Vulcan Materials Co. (Building Materials)	80	3,549
W.W. Grainger, Inc. (Distribution/Wholesale)	40	5,524
Wal-Mart Stores, Inc. (Retail)	1,224	66,010
Walgreen Co. (Retail)	576	22,441
Walt Disney Co. (Media)	1,184	44,412
Washington Post Co.—Class B (Media)	8	3,516
Waste Management, Inc. (Environmental Control)	296	10,914
Waters Corp.* (Electronics)	56	4,352
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	80	4,132
WellPoint, Inc.* (Healthcare-Services)	248	14,101
Wells Fargo & Co. (Banks)	3,272	101,399
Western Digital Corp.* (Computers)	144	4,882
Western Union Co. (Commercial Services)	408	7,577
Weyerhaeuser Co. (Forest Products & Paper)	336	6,360
Whirlpool Corp. (Home Furnishings)	48	4,264
Whole Foods Market, Inc.* (Food)	88	4,452
Windstream Corp. (Telecommunications)	304	4,238
Wisconsin Energy Corp. (Electric)	72	4,238
Wyndham Worldwide Corp. (Lodging)	112	3,356
Wynn Resorts, Ltd. (Lodging)	48	4,984
Xcel Energy, Inc. (Electric)	288	6,782
Xerox Corp. (Office/Business Equipment)	864	9,953
Xilinx, Inc. (Semiconductors)	160	4,637
XL Group PLC (Insurance)	200	4,364
Yahoo!, Inc.* (Internet)	816	13,570
YUM! Brands, Inc. (Retail)	296	14,519
Zimmer Holdings, Inc.* (Healthcare-Products)	120	6,442
Zions Bancorp (Banks)	112	2,715

TOTAL COMMON STOCKS
(Cost $5,691,730)		7,129,531

Repurchase Agreements (49.1%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $487,002 (Collateralized by $488,300 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $496,845)	$487,000	$487,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,204,016 (Collateralized by $1,232,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $1,230,445)	1,204,000	1,204,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $9,333,124 (Collateralized by $9,494,700 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $9,520,487)	9,333,000	9,333,000

See accompanying notes to the financial statements.

134 :: ProFund VP UltraBull :: Financial Statements

Repurchase Agreements, continued
	Principal
	Amount	Value

UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $222,001 (Collateralized by $222,061 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-1/15/12, total value of $226,566)	$222,000	$222,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,246,000)		11,246,000

TOTAL INVESTMENT SECURITIES
(Cost $16,937,730)—80.2%		18,375,531
Net other assets (liabilities)—19.8%		4,527,240

NET ASSETS—100.0%		$22,902,771

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $2,287,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $10,786,550)	172	$102,660

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$16,129,773	$15,688
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	11,577,514	2,564

		$18,252

ProFund VP UltraBull invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$11,655	0.1%
Aerospace/Defense	144,442	0.6%
Agriculture	82,198	0.4%
Airlines	6,023	NM
Apparel	39,941	0.2%
Auto Manufacturers	52,083	0.2%
Auto Parts & Equipment	17,998	0.1%
Banks	346,106	1.5%
Beverages	182,066	0.8%
Biotechnology	78,250	0.3%
Building Materials	6,385	NM
Chemicals	129,121	0.6%
Coal	21,202	0.1%
Commercial Services	139,804	0.6%
Computers	449,568	2.0%
Cosmetics/Personal Care	150,105	0.7%
Distribution/Wholesale	15,725	0.1%
Diversified Financial Services	403,254	1.8%
Electric	221,840	1.0%
Electrical Components & Equipment	28,983	0.1%
Electronics	40,067	0.2%
Energy-Alternate Sources	4,164	NM
Engineering & Construction	11,089	NM
Entertainment	6,153	NM
Environmental Control	21,179	0.1%
Food	133,826	0.6%
Forest Products & Paper	20,385	0.1%
Gas	13,124	0.1%
Hand/Machine Tools	9,217	NM
Healthcare-Products	220,401	1.0%
Healthcare-Services	71,595	0.3%
Holding Companies-Diversified	3,502	NM
Home Builders	5,464	NM
Home Furnishings	6,116	NM
Household Products/Wares	30,201	0.1%
Housewares	3,345	NM
Insurance	280,829	1.2%
Internet	213,624	0.9%
Iron/Steel	25,481	0.1%
Leisure Time	17,534	0.1%
Lodging	22,956	0.1%
Machinery-Construction & Mining	36,715	0.2%
Machinery-Diversified	45,251	0.2%
Media	210,059	0.9%
Metal Fabricate/Hardware	12,250	0.1%
Mining	65,034	0.3%
Miscellaneous Manufacturing	286,783	1.2%
Office/Business Equipment	13,048	0.1%
Oil & Gas	669,808	2.9%
Oil & Gas Services	141,416	0.6%
Packaging & Containers	11,537	0.1%
Pharmaceuticals	364,784	1.6%
Pipelines	25,347	0.1%
REIT	94,503	0.4%
Real Estate	3,768	NM
Retail	420,798	1.8%
Savings & Loans	4,179	NM
Semiconductors	175,764	0.8%
Software	318,782	1.4%
Telecommunications	392,627	1.7%
Textiles	2,237	NM
Toys/Games/Hobbies	9,848	NM
Transportation	137,992	0.6%
Other**	15,773,240	68.9%

Total	$22,902,771	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 135

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$16,937,730

Securities, at value	7,129,531
Repurchase agreements, at value	11,246,000

Total Investment Securities, at value	18,375,531
Cash	530
Segregated cash balances with brokers	963,692
Dividends receivable	8,133
Unrealized gain on swap agreements	18,252
Receivable for capital shares issued	4,633,570
Variation margin on futures contracts	1,658
Prepaid expenses	94

TOTAL ASSETS	24,001,460

LIABILITIES:
Payable for capital shares redeemed	1,053,005
Advisory fees payable	8,680
Management services fees payable	1,157
Administration fees payable	686
Administrative services fees payable	6,782
Distribution fees payable	8,319
Trustee fees payable	1
Transfer agency fees payable	2,199
Fund accounting fees payable	1,372
Compliance services fees payable	65
Other accrued expenses	16,423

TOTAL LIABILITIES	1,098,689

NET ASSETS	$22,902,771

NET ASSETS CONSIST OF:
Capital	$26,131,730
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(4,787,672)
Net unrealized appreciation (depreciation) on investments	1,558,713

NET ASSETS	$22,902,771

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,951,010

Net Asset Value (offering and redemption price per share)	$11.74

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$151,875
Interest	15,781

TOTAL INVESTMENT INCOME	167,656

EXPENSES:
Advisory fees	170,610
Management services fees	22,748
Administration fees	9,851
Transfer agency fees	14,091
Administrative services fees	57,378
Distribution fees	56,870
Custody fees	23,494
Fund accounting fees	22,136
Trustee fees	336
Compliance services fees	166
Other fees	27,685

Total Gross Expenses before reductions	405,365
Less Expenses reduced by the Advisor	(23,198)

TOTAL NET EXPENSES	382,167

NET INVESTMENT INCOME (LOSS)	(214,511)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,236,097
Net realized gains (losses) on futures contracts	264,441
Net realized gains (losses) on swap agreements	4,405,818
Change in net unrealized appreciation/depreciation on investments	(1,342,051)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,564,305

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,349,794

See accompanying notes to the financial statements.

136 :: ProFund VP UltraBull :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(214,511)	$(45,747)
Net realized gains (losses) on investments	6,906,356	5,949,346
Change in net unrealized appreciation/depreciation on investments	(1,342,051)	(511,542)

Change in net assets resulting from operations	5,349,794	5,392,057

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(225,919)

Change in net assets resulting from distributions	—	(225,919)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	774,453,056	456,658,409
Dividends reinvested	—	225,919
Value of shares redeemed	(784,273,295)	(486,960,323)

Change in net assets resulting from capital transactions	(9,820,239)	(30,075,995)

Change in net assets	(4,470,445)	(24,909,857)
NET ASSETS:
Beginning of period	27,373,216	52,283,073

End of period	$22,902,771	$27,373,216

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	79,552,188	59,607,711
Reinvested	—	25,702
Redeemed	(80,450,672)	(64,564,429)

Change in shares	(898,484)	(4,931,016)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraBull :: 137

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$9.61	$6.72	$21.04	$23.84	$20.65

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.02)	0.09	0.21	0.16
Net realized and unrealized gains (losses) on investments	2.22	3.01	(14.12)	0.12	4.40

Total income (loss) from investment activities	2.13	2.99	(14.03)	0.33	4.56

Distributions to Shareholders From:
Net investment income	—	(0.10)	(0.29)	(0.18)	(0.09)
Net realized gains on investments	—	—	—	(2.95)	(1.28)

Total distributions	—	(0.10)	(0.29)	(3.13)	(1.37)

Net Asset Value, End of Period	$11.74	$9.61	$6.72	$21.04	$23.84

Total Return	22.16%	44.64%	(67.40)%	0.85%	23.06%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.78%	1.81%	1.68%	1.75%
Net expenses	1.68%	1.66%	1.63%	1.63%	1.72%
Net investment income (loss)	(0.94)%	(0.21)%	0.67%	0.88%	0.74%

Supplemental Data:
Net assets, end of period (000’s)	$22,903	$27,373	$52,283	$61,911	$70,430
Portfolio turnover rate(b)	1,329%	629%	909%	916%	1,411%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

138 :: ProFund VP UltraMid-Cap :: Management Discussion of Fund Performance

The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400® Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 49.67%, compared to a total return of 26.65%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Borgwarner Inc (+117.82%), Edwards Lifesciences Corp (+86.16%), and Dollar Tree Inc (+74.16%), while the bottom three performers in this group were Vertex Pharmaceuticals Inc (-18.25%), Cree Research Inc (+16.89%), and New York Community Bancorp (+29.91%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP UltraMid-Cap	49.67%	-1.10%	3.95%
S&P MidCap 400 Index	26.65%	5.72%	7.58%

Expense Ratios**
Fund	Gross	Net

ProFund VP UltraMid-Cap	1.84%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	54%
Futures Contracts	39%
Swap Agreements	106%

Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Edwards Lifesciences Corp.	0.5%
BorgWarner, Inc.	0.4%
Cimarex Energy Co.	0.4%
Joy Global, Inc.	0.4%
New York Community Bancorp	0.4%

S&P MidCap 400 Index – Composition
% of Index

Industrial	20%
Financial	18%
Consumer Non-Cyclical	18%
Consumer Cyclical	14%
Technology	9%
Utilities	6%
Energy	5%
Basic Materials	5%
Communications	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraMid-Cap :: 139

Schedule of Portfolio Investments

Common Stocks (53.9%)
	Shares	Value

99 Cents Only Stores* (Retail)	966	$15,398
Aaron’s, Inc. (Home Furnishings)	1,449	29,545
ACI Worldwide, Inc.* (Software)	644	17,304
Acuity Brands, Inc. (Miscellaneous Manufacturing)	805	46,424
Acxiom Corp.* (Software)	1,610	27,611
ADTRAN, Inc. (Telecommunications)	1,288	46,638
Advance Auto Parts, Inc. (Retail)	1,771	117,152
Advent Software, Inc.* (Software)	322	18,650
Aecom Technology Corp.* (Engineering & Construction)	2,415	67,548
Aeropostale, Inc.* (Retail)	1,932	47,604
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,127	111,821
AGCO Corp.* (Machinery-Diversified)	1,932	97,875
AGL Resources, Inc. (Gas)	1,610	57,718
AirTran Holdings, Inc.* (Airlines)	2,737	20,226
Alaska Air Group, Inc.* (Airlines)	805	45,635
Albemarle Corp. (Chemicals)	1,932	107,767
Alberto-Culver Co. (Cosmetics/Personal Care)	1,771	65,598
Alexander & Baldwin, Inc. (Transportation)	805	32,224
Alexandria Real Estate Equities, Inc. (REIT)	1,127	82,564
Alliance Data Systems Corp.* (Commercial Services)	1,127	80,051
Alliant Energy Corp. (Electric)	2,254	82,880
Alliant Techsystems, Inc.* (Aerospace/Defense)	644	47,933
Allscripts Healthcare Solutions, Inc.* (Software)	3,864	74,459
AMB Property Corp. (REIT)	3,381	107,211
American Eagle Outfitters, Inc. (Retail)	4,025	58,886
American Financial Group, Inc. (Insurance)	1,610	51,987
American Greetings Corp.—Class A (Household Products/Wares)	805	17,839
Ametek, Inc. (Electrical Components & Equipment)	3,381	132,704
AnnTaylor Stores Corp.* (Retail)	1,127	30,869
ANSYS, Inc.* (Software)	1,932	100,599
AOL, Inc.* (Internet)	2,254	53,442
Apollo Investment Corp. (Investment Companies)	4,025	44,557
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,449	68,929
Aqua America, Inc. (Water)	2,898	65,147
Arch Coal, Inc. (Coal)	3,381	118,538
Arrow Electronics, Inc.* (Electronics)	2,415	82,714
Arthur J. Gallagher & Co. (Insurance)	2,254	65,546
Ashland, Inc. (Chemicals)	1,610	81,885
Associated Banc-Corp (Banks)	3,542	53,661
Astoria Financial Corp. (Savings & Loans)	1,610	22,395
Atmel Corp.* (Semiconductors)	9,338	115,044
Atmos Energy Corp. (Gas)	1,932	60,278
Atwood Oceanics, Inc.* (Oil & Gas)	1,127	42,116
Avnet, Inc.* (Electronics)	3,059	101,039
Baldor Electric Co. (Hand/Machine Tools)	966	60,897
Bally Technologies, Inc.* (Entertainment)	1,127	47,548
BancorpSouth, Inc. (Banks)	1,449	23,112
Bank of Hawaii Corp. (Banks)	966	45,605
Barnes & Noble, Inc. (Retail)	805	11,391
BE Aerospace, Inc.* (Aerospace/Defense)	2,093	77,504
Beckman Coulter, Inc. (Healthcare-Products)	1,449	109,008
Bill Barrett Corp.* (Oil & Gas)	966	39,732
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	322	33,440
BJ’s Wholesale Club, Inc.* (Retail)	1,127	53,983
Black Hills Corp. (Electric)	805	24,150
Bob Evans Farms, Inc. (Retail)	644	21,226
BorgWarner, Inc.* (Auto Parts & Equipment)	2,415	174,749
Boyd Gaming Corp.* (Lodging)	1,127	11,946
BRE Properties, Inc.—Class A (REIT)	1,288	56,028
Brinker International, Inc. (Retail)	1,932	40,340
Broadridge Financial Solutions, Inc. (Software)	2,576	56,492
Brown & Brown, Inc. (Insurance)	2,415	57,815
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	1,610	143,934
Cabot Corp. (Chemicals)	1,288	48,493
Cadence Design Systems, Inc.* (Computers)	5,474	45,215
Camden Property Trust (REIT)	1,449	78,217
Career Education Corp.* (Commercial Services)	1,288	26,700
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,288	51,185
Carpenter Technology Corp. (Iron/Steel)	966	38,872
Cathay Bancorp, Inc. (Banks)	1,610	26,887
Charles River Laboratories International, Inc.* (Biotechnology)	1,127	40,054
Cheesecake Factory, Inc.* (Retail)	1,288	39,490
Chico’s FAS, Inc. (Retail)	3,703	44,547
Chipotle Mexican Grill, Inc.—Class A* (Retail)	644	136,953
Church & Dwight, Inc. (Household Products/Wares)	1,449	100,010
Ciena Corp.* (Telecommunications)	1,932	40,669
Cimarex Energy Co. (Oil & Gas)	1,771	156,787
Cincinnati Bell, Inc.* (Telecommunications)	4,186	11,721
City National Corp. (Banks)	966	59,274
Clean Harbors, Inc.* (Environmental Control)	483	40,611
Cleco Corp. (Electric)	1,288	39,619
Collective Brands, Inc.* (Retail)	1,288	27,177
Commerce Bancshares, Inc. (Banks)	1,610	63,965
Commercial Metals Co. (Metal Fabricate/Hardware)	2,415	40,065
Commscope, Inc.* (Telecommunications)	1,932	60,317
Community Health Systems, Inc.* (Healthcare-Services)	1,932	72,199
Compass Minerals International, Inc. (Mining)	644	57,490
Comstock Resources, Inc.* (Oil & Gas)	966	23,725
Con-way, Inc. (Transportation)	1,127	41,214
Concur Technologies, Inc.* (Software)	966	50,164
Convergys Corp.* (Commercial Services)	2,576	33,926
Copart, Inc.* (Retail)	1,449	54,120
CoreLogic, Inc. (Commercial Services)	2,093	38,762
Corn Products International, Inc. (Food)	1,610	74,060
Corporate Office Properties Trust (REIT)	1,449	50,643
Corrections Corp. of America* (Commercial Services)	2,254	56,485
Cousins Properties, Inc. (REIT)	2,094	17,464
Covance, Inc.* (Healthcare-Services)	1,288	66,216
Crane Co. (Miscellaneous Manufacturing)	966	39,674
Cree Research, Inc.* (Semiconductors)	2,254	148,516
See accompanying notes to the financial statements.

140 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Cullen/Frost Bankers, Inc. (Banks)	1,288	$78,723
Cytec Industries, Inc. (Chemicals)	966	51,256
Deckers Outdoor Corp.* (Apparel)	805	64,191
Deluxe Corp. (Commercial Services)	1,127	25,944
Dick’s Sporting Goods, Inc.* (Retail)	1,771	66,412
Diebold, Inc. (Computers)	1,288	41,280
Digital River, Inc.* (Internet)	805	27,708
Dollar Tree, Inc.* (Retail)	2,576	144,462
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,610	93,831
DPL, Inc. (Electric)	2,415	62,090
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,449	42,702
Dress Barn, Inc.* (Retail)	1,449	38,283
Drill-Quip, Inc.* (Oil & Gas Services)	644	50,052
DST Systems, Inc. (Computers)	805	35,702
Duke-Weeks Realty Corp. (REIT)	5,152	64,194
Dynegy, Inc.* (Electric)	2,093	11,763
East West Bancorp, Inc. (Banks)	3,059	59,803
Eastman Kodak Co.* (Miscellaneous Manufacturing)	5,474	29,341
Eaton Vance Corp. (Diversified Financial Services)	2,415	73,005
Edwards Lifesciences Corp.* (Healthcare-Products)	2,415	195,229
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,415	86,240
Energen Corp. (Gas)	1,449	69,929
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,449	105,632
Equinix, Inc.* (Internet)	966	78,497
Equity One, Inc. (REIT)	966	17,562
Essex Property Trust, Inc. (REIT)	644	73,558
Everest Re Group, Ltd. (Insurance)	1,127	95,592
Exterran Holdings, Inc.* (Oil & Gas Services)	1,288	30,848
FactSet Research Systems, Inc. (Computers)	966	90,572
Fair Isaac Corp. (Software)	805	18,813
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,576	40,211
Federal Realty Investment Trust (REIT)	1,288	100,374
Fidelity National Title Group, Inc.—Class A (Insurance)	4,669	63,872
First American Financial Corp. (Insurance)	2,093	31,269
First Niagara Financial Group, Inc. (Savings & Loans)	4,347	60,771
FirstMerit Corp. (Banks)	2,254	44,607
Flowers Foods, Inc. (Food)	1,610	43,325
Foot Locker, Inc. (Retail)	3,220	63,176
Forest Oil Corp.* (Oil & Gas)	2,254	85,584
Fossil, Inc.* (Household Products/Wares)	1,127	79,431
Frontier Oil Corp.* (Oil & Gas)	2,093	37,695
FTI Consulting, Inc.* (Commercial Services)	966	36,012
Fulton Financial Corp. (Banks)	4,025	41,618
Gardner Denver, Inc. (Machinery-Diversified)	1,127	77,560
Gartner Group, Inc.* (Commercial Services)	1,449	48,107
GATX Corp. (Trucking & Leasing)	966	34,080
Gen-Probe, Inc.* (Healthcare-Products)	966	56,366
Gentex Corp. (Electronics)	2,898	85,665
Global Payments, Inc. (Software)	1,610	74,398
Graco, Inc. (Machinery-Diversified)	1,288	50,812
Granite Construction, Inc. (Engineering & Construction)	644	17,665
Great Plains Energy, Inc. (Electric)	2,737	53,070
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,415	79,357
Greenhill & Co., Inc. (Diversified Financial Services)	483	39,451
Greif, Inc.—Class A (Packaging & Containers)	644	39,864
GUESS?, Inc. (Apparel)	1,288	60,948
Hanesbrands, Inc.* (Apparel)	1,932	49,073
Hanover Insurance Group, Inc. (Insurance)	966	45,132
Hansen Natural Corp.* (Beverages)	1,449	75,754
Harsco Corp. (Miscellaneous Manufacturing)	1,610	45,595
Harte-Hanks, Inc. (Advertising)	805	10,280
Hawaiian Electric Industries, Inc. (Electric)	1,932	44,030
HCC Insurance Holdings, Inc. (Insurance)	2,415	69,890
Health Management Associates, Inc.—Class A* (Healthcare-Services)	5,152	49,150
Health Net, Inc.* (Healthcare-Services)	1,932	52,724
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,093	25,409
Henry Schein, Inc.* (Healthcare-Products)	1,932	118,605
Herman Miller, Inc. (Office Furnishings)	1,127	28,513
Highwoods Properties, Inc. (REIT)	1,449	46,151
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,288	50,709
HNI Corp. (Office Furnishings)	966	30,139
Hologic, Inc.* (Healthcare-Products)	5,313	99,991
Hospitality Properties Trust (REIT)	2,576	59,351
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,288	77,447
IDACORP, Inc. (Electric)	966	35,723
IDEX Corp. (Machinery-Diversified)	1,610	62,983
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,127	78,011
Immucor, Inc.* (Healthcare-Products)	1,449	28,734
Informatica Corp.* (Software)	1,932	85,066
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	3,220	61,470
Integrated Device Technology, Inc.* (Semiconductors)	3,220	21,445
International Bancshares Corp. (Banks)	1,127	22,574
International Rectifier Corp.* (Semiconductors)	1,449	43,021
International Speedway Corp. (Entertainment)	644	16,853
Intersil Corp.—Class A (Semiconductors)	2,576	39,336
Intrepid Potash, Inc.* (Chemicals)	966	36,022
Itron, Inc.* (Electronics)	805	44,637
ITT Educational Services, Inc.* (Commercial Services)	483	30,762
J. Crew Group, Inc.* (Retail)	1,288	55,564
J.B. Hunt Transport Services, Inc. (Transportation)	1,771	72,274
Jack Henry & Associates, Inc. (Computers)	1,771	51,625
Jefferies Group, Inc. (Diversified Financial Services)	2,576	68,599
JetBlue Airways Corp.* (Airlines)	4,186	27,669
John Wiley & Sons, Inc. (Media)	966	43,702
Jones Lang LaSalle, Inc. (Real Estate)	805	67,556
Joy Global, Inc. (Machinery-Construction & Mining)	2,093	181,568
Kansas City Southern Industries, Inc.* (Transportation)	2,093	100,171
KB Home (Home Builders)	1,449	19,547

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 141

Common Stocks, continued
	Shares	Value

KBR, Inc. (Engineering & Construction)	3,059	$93,208
Kennametal, Inc. (Hand/Machine Tools)	1,610	63,531
Kindred Healthcare, Inc.* (Healthcare-Services)	805	14,788
Kinetic Concepts, Inc.* (Healthcare-Products)	1,288	53,941
Kirby Corp.* (Transportation)	1,127	49,644
Korn/Ferry International* (Commercial Services)	966	22,324
Lam Research Corp.* (Semiconductors)	2,576	133,385
Lamar Advertising Co.* (Advertising)	1,127	44,900
Lancaster Colony Corp. (Miscellaneous Manufacturing)	322	18,418
Landstar System, Inc. (Transportation)	966	39,548
Lender Processing Services, Inc. (Diversified Financial Services)	1,932	57,033
Lennox International, Inc. (Building Materials)	966	45,682
Liberty Property Trust (REIT)	2,415	77,087
Life Time Fitness, Inc.* (Leisure Time)	805	32,997
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,127	41,417
Lincare Holdings, Inc. (Healthcare-Services)	1,932	51,836
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	805	52,542
LKQ Corp.* (Distribution/Wholesale)	2,898	65,843
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,737	25,892
Lubrizol Corp. (Chemicals)	1,288	137,661
M.D.C. Holdings, Inc. (Home Builders)	805	23,160
Mack-Cali Realty Corp. (REIT)	1,610	53,227
Manpower, Inc. (Commercial Services)	1,610	101,044
ManTech International Corp.—Class A* (Software)	483	19,962
Martin Marietta Materials (Building Materials)	966	89,104
Masimo Corp. (Healthcare-Products)	1,288	37,442
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	644	22,527
MDU Resources Group, Inc. (Electric)	3,864	78,323
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,288	34,506
Mednax, Inc.* (Healthcare-Services)	966	65,002
Mentor Graphics Corp.* (Computers)	2,254	27,048
Mercury General Corp. (Insurance)	805	34,623
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	644	97,379
Micros Systems, Inc.* (Computers)	1,610	70,615
Mine Safety Appliances Co. (Environmental Control)	644	20,048
Minerals Technologies, Inc. (Chemicals)	322	21,062
Mohawk Industries, Inc.* (Textiles)	1,127	63,968
MSC Industrial Direct Co.—Class A (Retail)	966	62,491
MSCI, Inc.—Class A* (Software)	2,415	94,088
National Fuel Gas Co. (Pipelines)	1,610	105,648
National Instruments Corp. (Computers)	1,127	42,420
Nationwide Health Properties, Inc. (REIT)	2,576	93,715
Navigant Consulting Co.* (Commercial Services)	966	8,887
NCR Corp.* (Computers)	3,220	49,491
NeuStar, Inc.* (Telecommunications)	1,449	37,746
New York Community Bancorp (Savings & Loans)	9,016	169,952
NewAlliance Bancshares, Inc. (Savings & Loans)	2,093	31,353
NewMarket Corp. (Chemicals)	161	19,863
Nordson Corp. (Machinery-Diversified)	644	59,171
NSTAR (Electric)	2,093	88,304
NV Energy, Inc. (Electric)	4,830	67,861
NVR, Inc.* (Home Builders)	161	111,254
Oceaneering International, Inc.* (Oil & Gas Services)	1,127	82,981
Office Depot, Inc.* (Retail)	5,635	30,429
OGE Energy Corp. (Electric)	1,932	87,983
Old Republic International Corp. (Insurance)	5,152	70,222
Olin Corp. (Chemicals)	1,610	33,037
OMEGA Healthcare Investors, Inc. (REIT)	2,093	46,967
Omnicare, Inc. (Pharmaceuticals)	2,415	61,317
Oshkosh Truck Corp.* (Auto Manufacturers)	1,932	68,084
Overseas Shipholding Group, Inc. (Transportation)	483	17,108
Owens & Minor, Inc. (Distribution/Wholesale)	1,288	37,906
Packaging Corp. of America (Packaging & Containers)	2,093	54,083
PacWest Bancorp (Banks)	644	13,769
Panera Bread Co.—Class A* (Retail)	644	65,179
Parametric Technology Corp.* (Software)	2,415	54,410
Patriot Coal Corp.* (Coal)	1,610	31,186
Patterson-UTI Energy, Inc. (Oil & Gas)	3,220	69,391
Pentair, Inc. (Miscellaneous Manufacturing)	2,093	76,415
Perrigo Co. (Pharmaceuticals)	1,771	112,157
PetSmart, Inc. (Retail)	2,415	96,165
Pharmaceutical Product Development, Inc. (Commercial Services)	2,415	65,543
Phillips-Van Heusen Corp. (Apparel)	1,288	81,157
Plains Exploration & Production Co.* (Oil & Gas)	2,898	93,142
Plantronics, Inc. (Telecommunications)	966	35,955
PNM Resources, Inc. (Electric)	1,771	23,058
Polaris Industries, Inc. (Leisure Time)	644	50,245
Polycom, Inc.* (Telecommunications)	1,771	69,034
Potlatch Corp. (Forest Products & Paper)	805	26,203
Pride International, Inc.* (Oil & Gas)	3,542	116,886
Prosperity Bancshares, Inc. (Banks)	966	37,944
Protective Life Corp. (Insurance)	1,771	47,179
Quest Software, Inc.* (Software)	1,288	35,729
Questar Corp. (Pipelines)	3,542	61,666
Quicksilver Resources, Inc.* (Oil & Gas)	2,415	35,597
Rackspace Hosting, Inc.* (Internet)	1,932	60,684
Ralcorp Holdings, Inc.* (Food)	1,127	73,266
Raymond James Financial Corp. (Diversified Financial Services)	2,093	68,441
Rayonier, Inc. (Forest Products & Paper)	1,610	84,557
Realty Income Corp. (REIT)	2,415	82,593
Regal-Beloit Corp. (Hand/Machine Tools)	805	53,742
Regency Centers Corp. (REIT)	1,610	68,006
Regis Corp. (Retail)	1,127	18,708
Reinsurance Group of America, Inc. (Insurance)	1,449	77,826
Reliance Steel & Aluminum Co. (Iron/Steel)	1,610	82,271
Rent-A-Center, Inc. (Commercial Services)	1,288	41,577
ResMed, Inc.* (Healthcare-Products)	3,059	105,964
RF Micro Devices, Inc.* (Telecommunications)	5,635	41,417
Riverbed Technology, Inc.* (Computers)	3,059	107,585
Rock-Tenn Co.—Class A (Forest Products & Paper)	805	43,430
Rollins, Inc. (Commercial Services)	1,288	25,438
Rovi Corp.* (Semiconductors)	2,093	129,787
RPM, Inc. (Chemicals)	2,576	56,930
Ruddick Corp. (Food)	805	29,656

See accompanying notes to the financial statements.

142 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Saks, Inc.* (Retail)	3,381	$36,177
Scholastic Corp. (Media)	483	14,268
Scientific Games Corp.—Class A* (Entertainment)	1,288	12,828
SEI Investments Co. (Software)	3,059	72,774
Semtech Corp.* (Semiconductors)	1,288	29,160
Senior Housing Properties Trust (REIT)	2,898	63,582
Sensient Technologies Corp. (Chemicals)	966	35,481
Service Corp. International (Commercial Services)	4,991	41,176
Shaw Group, Inc.* (Engineering & Construction)	1,771	60,621
Silgan Holdings, Inc. (Packaging & Containers)	966	34,592
Silicon Laboratories, Inc.* (Semiconductors)	966	44,455
Skyworks Solutions, Inc.* (Semiconductors)	3,703	106,017
SL Green Realty Corp. (REIT)	1,610	108,691
SM Energy Co. (Oil & Gas)	1,288	75,902
Smithfield Foods, Inc.* (Food)	3,381	69,750
Solera Holdings, Inc. (Software)	1,449	74,363
Sonoco Products Co. (Packaging & Containers)	2,093	70,471
Sotheby’s (Commercial Services)	1,449	65,205
Southern Union Co. (Gas)	2,576	62,004
SPX Corp. (Miscellaneous Manufacturing)	966	69,059
SRA International, Inc.—Class A* (Computers)	805	16,462
StanCorp Financial Group, Inc. (Insurance)	966	43,605
Steel Dynamics, Inc. (Iron/Steel)	4,508	82,496
STERIS Corp. (Healthcare-Products)	1,288	46,960
Strayer Education, Inc. (Commercial Services)	322	49,015
Superior Energy Services, Inc.* (Oil & Gas Services)	1,610	56,334
SVB Financial Group* (Banks)	805	42,705
Syniverse Holdings, Inc.* (Telecommunications)	1,449	44,702
Synopsys, Inc.* (Computers)	3,059	82,318
Synovus Financial Corp. (Banks)	16,100	42,504
TCF Financial Corp. (Banks)	2,576	38,151
Tech Data Corp.* (Distribution/Wholesale)	966	42,523
Techne Corp. (Healthcare-Products)	805	52,864
Teleflex, Inc. (Miscellaneous Manufacturing)	805	43,317
Telephone & Data Systems, Inc. (Telecommunications)	1,932	70,615
Temple-Inland, Inc. (Forest Products & Paper)	2,254	47,875
Terex Corp.* (Machinery-Construction & Mining)	2,254	69,964
The Brink’s Co. (Miscellaneous Manufacturing)	966	25,966
The Corporate Executive Board Co. (Commercial Services)	644	24,182
The Macerich Co. (REIT)	2,737	129,652
The New York Times Co.—Class A* (Media)	2,415	23,667
The Ryland Group, Inc. (Home Builders)	966	16,451
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	966	49,044
The Timberland Co.—Class A* (Apparel)	805	19,795
The Warnaco Group, Inc.* (Apparel)	966	53,198
Thomas & Betts Corp.* (Electronics)	1,127	54,434
Thor Industries, Inc. (Home Builders)	805	27,338
Thoratec Corp.* (Healthcare-Products)	1,127	31,917
Tibco Software, Inc.* (Internet)	3,381	66,639
Tidewater, Inc. (Oil & Gas Services)	1,127	60,678
Timken Co. (Metal Fabricate/Hardware)	1,610	76,845
Toll Brothers, Inc.* (Home Builders)	2,898	55,062
Tootsie Roll Industries, Inc. (Food)	483	13,992
Towers Watson & Co.—Class A (Commercial Services)	966	50,290
Tractor Supply Co. (Retail)	1,449	70,262
Transatlantic Holdings, Inc. (Insurance)	1,288	66,487
Trimble Navigation, Ltd.* (Electronics)	2,415	96,431
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,610	42,842
Trustmark Corp. (Banks)	1,127	27,995
Tupperware Corp. (Household Products/Wares)	1,288	61,399
tw telecom, Inc.* (Telecommunications)	3,059	52,156
UDR, Inc. (REIT)	3,703	87,095
UGI Corp. (Gas)	2,254	71,181
Under Armour, Inc.—Class A* (Retail)	644	35,317
Unit Corp.* (Oil & Gas)	805	37,416
United Rentals, Inc.* (Commercial Services)	1,288	29,302
United Therapeutics Corp.* (Pharmaceuticals)	966	61,070
Unitrin, Inc. (Insurance)	966	23,706
Universal Corp. (Agriculture)	483	19,658
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,932	83,887
URS Corp.* (Engineering & Construction)	1,771	73,691
Valley National Bancorp (Banks)	3,381	48,348
Valmont Industries, Inc. (Metal Fabricate/Hardware)	483	42,857
Valspar Corp. (Chemicals)	2,093	72,167
ValueClick, Inc.* (Internet)	1,610	25,808
VCA Antech, Inc.* (Pharmaceuticals)	1,771	41,247
Vectren Corp. (Gas)	1,610	40,862
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,186	146,636
Vishay Intertechnology, Inc.* (Electronics)	3,381	49,633
W.R. Berkley Corp. (Insurance)	2,415	66,123
Wabtec Corp. (Machinery-Diversified)	966	51,092
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,771	62,499
Washington Federal, Inc. (Savings & Loans)	2,254	38,138
Waste Connections, Inc. (Environmental Control)	2,415	66,485
Watsco, Inc. (Distribution/Wholesale)	644	40,624
Webster Financial Corp. (Banks)	1,288	25,374
Weingarten Realty Investors (REIT)	2,415	57,380
WellCare Health Plans, Inc.* (Healthcare-Services)	805	24,327
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	6,601	30,497
Werner Enterprises, Inc. (Transportation)	966	21,832
Westamerica Bancorp (Banks)	644	35,723
Westar Energy, Inc. (Electric)	2,254	56,711
WGL Holdings, Inc. (Gas)	1,127	40,313
Williams Sonoma, Inc. (Retail)	2,254	80,445
WMS Industries, Inc.* (Leisure Time)	1,127	50,985
Woodward Governor Co. (Electronics)	1,288	48,377
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,127	20,737
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,127	42,815

TOTAL COMMON STOCKS
(Cost $15,604,989)		22,816,786

See accompanying notes to the financial statements.

Financial Statements :: Profund VP UltraMid-Cap :: 143

U.S. Treasury Obligations (5.8%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$2,463,000	$2,464,347

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,465,210)		2,464,347

Repurchase Agreements (33.9%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $623,003 (Collateralized by $624,700 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $635,632)	623,000	623,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,540,021 (Collateralized by $1,574,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $1,572,014)	1,540,000	1,540,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $11,931,159 (Collateralized by $12,088,100 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $12,169,892)	11,931,000	11,931,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $282,002 (Collateralized by $281,106 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-1/15/12, total value of $287,677)	282,000	282,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,376,000)		14,376,000

TOTAL INVESTMENT SECURITIES
(Cost $32,446,199)—93.6%		39,657,133
Net other assets (liabilities)—6.4%		2,716,964

NET ASSETS—100.0%		$42,374,097

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $5,275,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 3/21/11 (Underlying notional amount at value $16,674,080)	184	$369,426

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$19,743,702	$(84,435)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	25,378,021	(100,444)

		$(184,879)

ProFund VP UltraMid-Cap invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$55,180	0.1%
Aerospace/Defense	125,437	0.3%
Agriculture	19,658	NM
Airlines	93,530	0.2%
Apparel	328,362	0.8%
Auto Manufacturers	68,084	0.2%
Auto Parts & Equipment	174,749	0.4%
Banks	832,342	2.0%
Beverages	155,111	0.4%
Biotechnology	220,130	0.5%
Building Materials	134,786	0.3%
Chemicals	701,624	1.7%
Coal	149,724	0.4%
Commercial Services	900,732	2.1%
Computers	660,333	1.6%
Cosmetics/Personal Care	65,598	0.2%
Distribution/Wholesale	248,366	0.6%
Diversified Financial Services	480,849	1.1%
Electric	755,565	1.8%
Electrical Components & Equipment	413,162	1.0%
Electronics	562,930	1.3%
Engineering & Construction	312,733	0.7%
Entertainment	119,931	0.3%
Environmental Control	127,144	0.3%
Food	304,049	0.7%
Forest Products & Paper	227,957	0.5%
Gas	402,285	1.0%
Hand/Machine Tools	230,712	0.5%
Healthcare-Products	1,065,741	2.5%
Healthcare-Services	521,546	1.2%
Home Builders	252,812	0.6%
Home Furnishings	29,545	0.1%
Household Products/Wares	307,723	0.7%
Insurance	910,874	2.2%
Internet	312,778	0.7%
Investment Companies	44,557	0.1%
Iron/Steel	203,639	0.5%
Leisure Time	134,227	0.3%
Lodging	11,946	NM
Machinery-Construction & Mining	395,466	0.9%
Machinery-Diversified	442,308	1.0%
Media	81,637	0.2%
Metal Fabricate/Hardware	180,504	0.4%
Mining	57,490	0.1%
Miscellaneous Manufacturing	673,523	1.6%
Office Furnishings	58,652	0.1%

See accompanying notes to the financial statements.

144 :: ProFund VP UltraMid-Cap :: Financial Statements

		% of
	Value	Net Assets

Oil & Gas	$813,973	1.9%
Oil & Gas Services	306,302	0.7%
Packaging & Containers	199,010	0.5%
Pharmaceuticals	396,537	0.9%
Pipelines	167,314	0.4%
REIT	1,621,312	3.8%
Real Estate	67,556	0.2%
Retail	1,562,206	3.7%
Retail-Restaurants	30,497	0.1%
Savings & Loans	322,609	0.8%
Semiconductors	850,377	2.0%
Software	874,882	2.1%
Telecommunications	510,970	1.2%
Textiles	63,968	0.2%
Transportation	374,015	0.9%
Trucking & Leasing	34,080	0.1%
Water	65,147	0.2%
Other**	19,557,311	46.1%

Total	$42,374,097	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 145

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$32,446,199

Securities, at value	25,281,133
Repurchase agreements, at value	14,376,000

Total Investment Securities, at value	39,657,133
Cash	1,022
Segregated cash balances with brokers	1,376,320
Dividends and interest receivable	18,250
Receivable for capital shares issued	2,154,635
Receivable for investments sold	24,633
Prepaid expenses	160

TOTAL ASSETS	43,232,153

LIABILITIES:
Payable for capital shares redeemed	508,321
Unrealized loss on swap agreements	184,879
Variation margin on futures contracts	95,680
Advisory fees payable	24,778
Management services fees payable	3,304
Administration fees payable	1,371
Administrative services fees payable	12,924
Distribution fees payable	9,603
Trustee fees payable	2
Transfer agency fees payable	3,703
Fund accounting fees payable	2,745
Compliance services fees payable	117
Other accrued expenses	10,629

TOTAL LIABILITIES	858,056

NET ASSETS	$42,374,097

NET ASSETS CONSIST OF:
Capital	$50,960,974
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(15,982,358)
Net unrealized appreciation (depreciation) on investments	7,395,481

NET ASSETS	$42,374,097

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,541,889

Net Asset Value (offering and redemption price per share)	$27.48

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$245,755
Interest	11,165

TOTAL INVESTMENT INCOME	256,920

EXPENSES:
Advisory fees	226,060
Management services fees	30,141
Administration fees	12,170
Transfer agency fees	16,943
Administrative services fees	100,727
Distribution fees	75,353
Custody fees	12,881
Fund accounting fees	25,037
Trustee fees	407
Compliance services fees	240
Other fees	36,125

Total Gross Expenses before reductions	536,084
Less Expenses reduced by the Advisor	(29,711)

TOTAL NET EXPENSES	506,373

NET INVESTMENT INCOME (LOSS)	(249,453)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,312,043
Net realized gains (losses) on futures contracts	2,553,363
Net realized gains (losses) on swap agreements	4,962,513
Change in net unrealized appreciation/depreciation on investments	3,057,393

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,885,312

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,635,859

See accompanying notes to the financial statements.

146 :: ProFund VP UltraMid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(249,453)	$(124,965)
Net realized gains (losses) on investments	8,827,919	5,862,996
Change in net unrealized appreciation/depreciation on investments	3,057,393	1,063,018

Change in net assets resulting from operations	11,635,859	6,801,049

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(12,162)

Change in net assets resulting from distributions	—	(12,162)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	344,588,727	244,905,847
Dividends reinvested	—	12,162
Value of shares redeemed	(344,308,356)	(244,311,301)

Change in net assets resulting from capital transactions	280,371	606,708

Change in net assets	11,916,230	7,395,595
NET ASSETS:
Beginning of period	30,457,867	23,062,272

End of period	$42,374,097	$30,457,867

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	16,511,263	18,713,766
Reinvested	—	705
Redeemed	(16,628,357)	(19,137,206)

Change in shares	(117,094)	(422,735)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraMid-Cap :: 147

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$18.36	$11.08	$34.48	$33.34	$37.93

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.09)	0.01	0.18	0.13
Net realized and unrealized gains (losses) on investments	9.30	7.38	(23.09)	1.84	2.96

Total income (loss) from investment activities	9.12	7.29	(23.08)	2.02	3.09

Distributions to Shareholders From:
Net investment income	—	(0.01)	(0.32)	(0.10)	—
Net realized gains on investments	—	—	—	(0.78)	(7.68)

Total distributions	—	(0.01)	(0.32)	(0.88)	(7.68)

Net Asset Value, End of Period	$27.48	$18.36	$11.08	$34.48	$33.34

Total Return	49.67%	65.79%	(67.48)%	6.00%	10.64%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.84%	1.77%	1.69%	1.76%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.73%
Net investment income (loss)	(0.83)%	(0.66)%	0.04%	0.47%	0.34%

Supplemental Data:
Net assets, end of period (000’s)	$42,374	$30,458	$23,062	$65,251	$79,619
Portfolio turnover rate(b)	219%	283%	496%	501%	612%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

148 :: ProFund VP UltraSmall-Cap :: Management Discussion of Fund Performance

The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 48.44%, compared to a total return of 26.87%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Riverbed Technology Inc (+206.23%), Verifone Systems Inc (+135.41%), and Deckers Outdoor Corp (+135.18%), while the bottom three performers in this group were Nordson Corp (+50.18%), Rackspace Hosting Inc (+50.65%), and Hecla Mining Co (+82.20%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from December 31, 2000 to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Ten Year

ProFund VP UltraSmall-Cap	48.44%	-5.10%	0.63%
Russell 2000 Index	26.87%	4.48%	6.36%

Expense Ratios**
Fund	Gross	Net

ProFund VP UltraSmall-Cap	1.89%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	9%
Futures Contracts	9%
Swap Agreements	181%

Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Riverbed Technology, Inc.	NM
Tibco Software, Inc.	NM
Brigham Exploration Co.	NM
VeriFone Systems, Inc.	NM
Montpelier Re Holdings, Ltd.	NM

NM	Not meaningful, amount is less than 0.05%.

Russell 2000 Index – Composition
% of Index

Financial	21%
Consumer Non-Cyclical	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	5%
Basic Materials	5%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraSmall-Cap :: 149

Schedule of Portfolio Investments

Common Stocks (9.2%)
	Shares	Value

3D Systems Corp.* (Computers)	85	$2,677
99 Cents Only Stores* (Retail)	119	1,897
A.M. Castle & Co.* (Metal Fabricate/Hardware)	85	1,565
AAR Corp.* (Aerospace/Defense)	136	3,736
Abaxis, Inc.* (Healthcare-Products)	102	2,739
ABIOMED, Inc.* (Healthcare-Products)	170	1,634
ABM Industries, Inc. (Commercial Services)	153	4,024
Acacia Research Corp.* (Media)	102	2,646
Accelrys, Inc.* (Software)	170	1,411
Acco Brands Corp.* (Household Products/Wares)	255	2,173
Accuray, Inc.* (Healthcare-Products)	187	1,262
Aceto Corp. (Chemicals)	187	1,683
ACI Worldwide, Inc.* (Software)	136	3,654
Acme Packet, Inc.* (Telecommunications)	119	6,326
Acorda Therapeutics, Inc.* (Biotechnology)	119	3,244
Actuant Corp.—Class A (Miscellaneous Manufacturing)	238	6,336
Acuity Brands, Inc. (Miscellaneous Manufacturing)	102	5,882
Acxiom Corp.* (Software)	221	3,790
Administaff, Inc. (Commercial Services)	68	1,992
ADTRAN, Inc. (Telecommunications)	170	6,156
Advance America Cash Advance Centers, Inc. (Commercial Services)	204	1,151
Advanced Analogic Technologies, Inc.* (Semiconductors)	425	1,704
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	119	1,623
Advent Software, Inc.* (Software)	68	3,939
Advisory Board Co.* (Commercial Services)	51	2,429
AFC Enterprises, Inc.* (Retail)	153	2,127
Affymetrix, Inc.* (Biotechnology)	238	1,197
Air Methods Corp.* (Healthcare-Services)	51	2,870
Aircastle, Ltd. (Trucking & Leasing)	204	2,132
AirTran Holdings, Inc.* (Airlines)	527	3,895
Alaska Air Group, Inc.* (Airlines)	85	4,819
Alaska Communications Systems Group, Inc. (Telecommunications)	221	2,453
Albany International Corp.—Class A (Machinery-Diversified)	85	2,014
Align Technology, Inc.* (Healthcare-Products)	187	3,654
Alkermes, Inc.* (Pharmaceuticals)	289	3,549
ALLETE, Inc. (Electric)	136	5,067
Alliance One International, Inc.* (Agriculture)	510	2,162
Allied Nevada Gold Corp.* (Mining)	170	4,473
Allos Therapeutics, Inc.* (Pharmaceuticals)	306	1,411
Almost Family, Inc.* (Healthcare-Services)	51	1,959
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	170	1,676
Alphatec Holdings, Inc.* (Healthcare-Products)	204	551
Alterra Capital Holdings, Ltd. (Insurance)	340	7,358
AMAG Pharmaceuticals, Inc.* (Biotechnology)	68	1,231
Ambassadors Group, Inc. (Leisure Time)	102	1,173
AMERCO* (Trucking & Leasing)	34	3,265
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	221	2,842
American Campus Communities, Inc. (REIT)	153	4,859
American Capital Agency Corp. (REIT)	102	2,931
American Capital, Ltd.* (Investment Companies)	748	5,655
American Equity Investment Life Holding Co. (Insurance)	204	2,560
American Greetings Corp.—Class A (Household Products/Wares)	119	2,637
American Medical Systems Holdings, Inc.* (Healthcare-Products)	204	3,847
American Public Education, Inc.* (Commercial Services)	51	1,899
American Reprographics Co.* (Software)	221	1,677
American States Water Co. (Water)	102	3,516
American Vanguard Corp. (Chemicals)	153	1,307
Amerigon, Inc.* (Auto Parts & Equipment)	187	2,035
AMERIGROUP Corp.* (Healthcare-Services)	136	5,973
Ameris Bancorp* (Banks)	153	1,613
Ameron International Corp. (Miscellaneous Manufacturing)	34	2,597
Amkor Technology, Inc.* (Semiconductors)	408	3,015
AMN Healthcare Services, Inc.* (Commercial Services)	204	1,253
AmSurg Corp.* (Healthcare-Services)	119	2,493
AmTrust Financial Services, Inc. (Insurance)	204	3,570
ANADIGICS, Inc.* (Semiconductors)	306	2,121
Analogic Corp. (Electronics)	51	2,525
Anixter International, Inc. (Telecommunications)	85	5,077
AnnTaylor Stores Corp.* (Retail)	170	4,656
Apogee Enterprises, Inc. (Building Materials)	102	1,374
Apollo Investment Corp. (Investment Companies)	527	5,834
Applied Industrial Technologies, Inc. (Machinery-Diversified)	119	3,865
Applied Micro Circuits Corp.* (Semiconductors)	221	2,360
Applied Signal Technology, Inc. (Telecommunications)	119	4,509
Arbitron, Inc. (Commercial Services)	85	3,529
Arch Chemicals, Inc. (Chemicals)	85	3,224
Ardea Biosciences, Inc.* (Pharmaceuticals)	51	1,326
Argo Group International Holdings, Ltd. (Insurance)	119	4,457
Ariba, Inc.* (Internet)	272	6,389
Arkansas Best Corp. (Transportation)	85	2,331
ArQule, Inc.* (Biotechnology)	187	1,098
Array BioPharma, Inc.* (Pharmaceuticals)	323	966
Arris Group, Inc.* (Telecommunications)	357	4,006
Arrow Financial Corp. (Banks)	51	1,403
Art Technology Group, Inc.* (Internet)	561	3,355
Artio Global Investors, Inc. (Diversified Financial Services)	102	1,504
Aruba Networks, Inc.* (Telecommunications)	221	4,614
ArvinMeritor, Inc.* (Auto Parts & Equipment)	238	4,884
Ascent Media Corp.—Class A* (Entertainment)	68	2,636
Ashford Hospitality Trust* (REIT)	153	1,476
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	68	2,212
Associated Estates Realty Corp. (REIT)	187	2,859

See accompanying notes to the financial statements.

150 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Astec Industries, Inc.* (Machinery-Construction & Mining)	68	$2,204
Astoria Financial Corp. (Savings & Loans)	272	3,784
Astronics Corp.* (Aerospace/Defense)	51	1,071
Atlantic Tele-Network, Inc. (Environmental Control)	34	1,304
Atlas Air Worldwide Holdings, Inc.* (Transportation)	85	4,746
ATMI, Inc.* (Semiconductors)	187	3,729
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	119	2,511
Aviat Networks, Inc.* (Telecommunications)	289	1,465
Avid Technology, Inc.* (Software)	170	2,968
Avis Budget Group, Inc.* (Commercial Services)	306	4,761
AZZ, Inc. (Miscellaneous Manufacturing)	68	2,721
B&G Foods, Inc.—Class A (Food)	289	3,968
Baldor Electric Co. (Hand/Machine Tools)	136	8,573
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	187	3,452
Bank Mutual Corp. (Banks)	204	975
Bank of the Ozarks, Inc. (Banks)	85	3,685
Barnes Group, Inc. (Miscellaneous Manufacturing)	204	4,217
Basic Energy Services, Inc.* (Oil & Gas Services)	136	2,241
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	119	2,127
Belden, Inc. (Electrical Components & Equipment)	170	6,259
Belo Corp.—Class A* (Media)	357	2,528
Benchmark Electronics, Inc.* (Electronics)	204	3,705
Berkshire Hills Bancorp, Inc. (Savings & Loans)	51	1,127
Berry Petroleum Co.—Class A (Oil & Gas)	170	7,429
BGC Partners, Inc.—Class A (Diversified Financial Services)	255	2,119
Big 5 Sporting Goods Corp. (Retail)	136	2,077
Bill Barrett Corp.* (Oil & Gas)	153	6,293
BioMed Realty Trust, Inc. (REIT)	340	6,341
BJ’s Restaurants, Inc.* (Retail)	85	3,012
Black Box Corp. (Telecommunications)	85	3,255
Black Hills Corp. (Electric)	119	3,570
Blackbaud, Inc. (Software)	136	3,522
Blackboard, Inc.* (Software)	102	4,213
BlackRock Kelso Capital Corp. (Investment Companies)	221	2,444
Blount International, Inc.* (Machinery-Diversified)	204	3,215
Blue Coat Systems, Inc.* (Internet)	119	3,555
Bob Evans Farms, Inc. (Retail)	136	4,483
Boise, Inc. (Forest Products & Paper)	306	2,427
Boston Private Financial Holdings, Inc. (Banks)	238	1,559
Brady Corp.—Class A (Electronics)	136	4,435
Bridgepoint Education, Inc.* (Commercial Services)	68	1,292
Briggs & Stratton Corp. (Machinery-Diversified)	153	3,013
Brigham Exploration Co.* (Oil & Gas)	340	9,262
Brightpoint, Inc.* (Distribution/Wholesale)	255	2,226
Bristow Group, Inc.* (Transportation)	102	4,830
Brown Shoe Co., Inc. (Retail)	153	2,131
Bruker Corp.* (Healthcare-Products)	187	3,104
Brunswick Corp. (Leisure Time)	238	4,460
Brush Engineered Materials, Inc.* (Mining)	85	3,284
Buckeye Technologies, Inc. (Forest Products & Paper)	153	3,215
Buffalo Wild Wings, Inc.* (Retail)	51	2,236
Cabot Microelectronics Corp.* (Chemicals)	68	2,819
CACI International, Inc.—Class A* (Computers)	85	4,539
Cal Dive International, Inc.* (Oil & Gas Services)	340	1,928
Calamos Asset Management, Inc. (Diversified Financial Services)	136	1,904
Calgon Carbon Corp.* (Environmental Control)	170	2,570
California Pizza Kitchen, Inc.* (Retail)	102	1,763
California Water Service Group (Water)	119	4,435
Callaway Golf Co. (Leisure Time)	238	1,921
Cantel Medical Corp. (Healthcare-Products)	102	2,387
Capella Education Co.* (Commercial Services)	51	3,396
Capital Lease Funding, Inc. (REIT)	306	1,781
CARBO Ceramics, Inc. (Oil & Gas Services)	51	5,281
Cardinal Financial Corp. (Banks)	187	2,175
CardioNet, Inc.* (Healthcare-Products)	170	796
Cardtronics, Inc.* (Commercial Services)	85	1,504
Carrizo Oil & Gas, Inc.* (Oil & Gas)	136	4,691
Carter’s, Inc.* (Apparel)	170	5,017
Cascade Corp. (Machinery-Diversified)	34	1,608
Casey’s General Stores, Inc. (Retail)	136	5,781
Cash America International, Inc. (Retail)	68	2,511
Cass Information Systems, Inc. (Banks)	34	1,290
Cathay Bancorp, Inc. (Banks)	255	4,258
Cavium Networks, Inc.* (Semiconductors)	153	5,765
Cbeyond, Inc.* (Telecommunications)	119	1,818
CBL & Associates Properties, Inc. (REIT)	391	6,842
CDI Corp. (Commercial Services)	119	2,212
Celadon Group, Inc.* (Transportation)	153	2,263
Celera Corp.* (Biotechnology)	357	2,249
Centene Corp.* (Healthcare-Services)	136	3,446
Centerstate Banks, Inc. (Banks)	136	1,077
Central Garden & Pet Co.—Class A* (Household Products/Wares)	272	2,687
Century Aluminum Co.* (Mining)	272	4,224
Cenveo, Inc.* (Commercial Services)	221	1,180
Cepheid, Inc.* (Healthcare-Products)	204	4,641
Ceradyne, Inc.* (Miscellaneous Manufacturing)	102	3,216
CH Energy Group, Inc. (Electric)	68	3,325
Charming Shoppes, Inc.* (Retail)	391	1,388
Chart Industries, Inc.* (Machinery-Diversified)	85	2,871
Checkpoint Systems, Inc.* (Electronics)	102	2,096
Cheesecake Factory, Inc.* (Retail)	170	5,212
Chemed Corp. (Commercial Services)	85	5,398
Chemical Financial Corp. (Banks)	136	3,012
Chindex International, Inc.* (Distribution/Wholesale)	102	1,682
Chiquita Brands International, Inc.* (Food)	170	2,383
Christopher & Banks Corp. (Retail)	221	1,359
Churchill Downs, Inc. (Entertainment)	68	2,951
Cincinnati Bell, Inc.* (Telecommunications)	748	2,094
Cirrus Logic, Inc.* (Semiconductors)	170	2,717
CKX, Inc.* (Media)	204	822
Clarcor, Inc. (Miscellaneous Manufacturing)	136	5,833
Clayton Williams Energy, Inc.* (Oil & Gas)	51	4,282
Clean Harbors, Inc.* (Environmental Control)	51	4,288
Clearwater Paper Corp.* (Forest Products & Paper)	34	2,662
Cloud Peak Energy, Inc.* (Coal)	204	4,739

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 151

Common Stocks, continued
	Shares	Value

CNO Financial Group, Inc.* (Insurance)	663	$4,495
Coeur d’Alene Mines Corp.* (Mining)	238	6,502
Cogdell Spencer, Inc. (REIT)	238	1,380
Cogent Communications Group, Inc.* (Internet)	306	4,327
Cognex Corp. (Machinery-Diversified)	170	5,001
Coherent, Inc.* (Electronics)	51	2,302
Coinstar, Inc.* (Commercial Services)	51	2,878
Collective Brands, Inc.* (Retail)	204	4,304
Colonial Properties Trust (REIT)	238	4,296
Colony Financial, Inc. (REIT)	136	2,723
Columbia Banking System, Inc. (Banks)	136	2,864
Columbus McKinnon Corp. NY* (Machinery-Diversified)	136	2,764
Community Bank System, Inc. (Banks)	187	5,193
Community Trust Bancorp, Inc. (Banks)	51	1,477
Commvault Systems, Inc.* (Software)	153	4,379
Compass Diversified Holdings (Holding Companies-Diversified)	187	3,308
Compellent Technologies, Inc.* (Computers)	102	2,814
Complete Production Services, Inc.* (Oil & Gas Services)	255	7,535
Computer Programs & Systems, Inc. (Software)	34	1,593
comScore, Inc.* (Internet)	102	2,276
Comtech Telecommunications Corp. (Telecommunications)	85	2,357
Conceptus, Inc.* (Healthcare-Products)	119	1,642
Concur Technologies, Inc.* (Software)	119	6,180
CONMED Corp.* (Healthcare-Products)	119	3,145
Consolidated Graphics, Inc.* (Commercial Services)	34	1,647
Contango Oil & Gas Co. (Oil & Gas)	34	1,970
Contango ORE, Inc.* (Metal Fabricate/Hardware)	3	36
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	187	4,409
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	85	3,025
CoStar Group, Inc.* (Commercial Services)	68	3,914
CRA International, Inc.* (Commercial Services)	85	1,998
Cracker Barrel Old Country Store, Inc. (Retail)	51	2,793
CreXus Investment Corp. (REIT)	153	2,004
Crocs, Inc.* (Apparel)	255	4,366
Cross Country Healthcare, Inc.* (Commercial Services)	136	1,152
Crosstex Energy, Inc. (Oil & Gas)	221	1,958
CryoLife, Inc.* (Biotechnology)	221	1,198
CSG Systems International, Inc.* (Software)	170	3,220
Cubic Corp. (Electronics)	68	3,206
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	255	5,457
Curtiss-Wright Corp. (Aerospace/Defense)	136	4,515
CVR Energy, Inc.* (Oil & Gas)	204	3,097
Cyberonics, Inc.* (Healthcare-Products)	102	3,164
Cymer, Inc.* (Electronics)	136	6,129
Daktronics, Inc. (Electronics)	204	3,248
Dana Holding Corp.* (Auto Parts & Equipment)	459	7,899
Danvers Bancorp, Inc. (Savings & Loans)	119	2,103
Darling International, Inc.* (Environmental Control)	391	5,192
DCT Industrial Trust, Inc. (REIT)	765	4,062
DealerTrack Holdings, Inc.* (Internet)	119	2,388
Deckers Outdoor Corp.* (Apparel)	102	8,133
Delphi Financial Group, Inc.—Class A (Insurance)	153	4,412
Deltic Timber Corp. (Forest Products & Paper)	51	2,873
Deluxe Corp. (Commercial Services)	136	3,131
Denny’s Corp.* (Retail)	476	1,704
Dexcom, Inc.* (Healthcare-Products)	204	2,785
DG Fastchannel, Inc.* (Media)	68	1,964
DHT Maritime, Inc. (Transportation)	255	1,186
Diamond Foods, Inc. (Food)	68	3,616
DiamondRock Hospitality Co.* (REIT)	442	5,304
Digi International, Inc.* (Software)	136	1,510
Digital River, Inc.* (Internet)	136	4,681
DigitalGlobe, Inc.* (Telecommunications)	85	2,695
Dillards, Inc.—Class A (Retail)	136	5,160
Dime Community Bancshares, Inc. (Savings & Loans)	153	2,232
DineEquity, Inc.* (Retail)	34	1,679
Dionex Corp.* (Electronics)	51	6,018
Dollar Financial Corp.* (Commercial Services)	102	2,920
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	85	4,017
Domino’s Pizza, Inc.* (Retail)	170	2,711
Dress Barn, Inc.* (Retail)	187	4,941
Drill-Quip, Inc.* (Oil & Gas Services)	102	7,927
drugstore.com, Inc.* (Internet)	425	939
DSW, Inc.—Class A* (Retail)	51	1,994
DTS, Inc.* (Home Furnishings)	51	2,502
Duff & Phelps Corp.—Class A (Diversified Financial Services)	153	2,580
DuPont Fabros Technology, Inc. (REIT)	119	2,531
Durect Corp.* (Pharmaceuticals)	357	1,232
Dyax Corp.* (Pharmaceuticals)	612	1,310
Dycom Industries, Inc.* (Engineering & Construction)	204	3,009
E.W. Scripps Co.* (Media)	170	1,725
EarthLink, Inc. (Internet)	442	3,801
Eastman Kodak Co.* (Miscellaneous Manufacturing)	646	3,463
Education Realty Trust, Inc. (REIT)	357	2,774
Electro Rent Corp. (Commercial Services)	85	1,374
Electro Scientific Industries, Inc.* (Electronics)	136	2,180
Employers Holdings, Inc. (Insurance)	187	3,269
EMS Technologies, Inc.* (Telecommunications)	119	2,354
Emulex Corp.* (Semiconductors)	255	2,973
Encore Capital Group, Inc.* (Diversified Financial Services)	68	1,595
Encore Wire Corp. (Electrical Components & Equipment)	119	2,985
EnerSys* (Electrical Components & Equipment)	136	4,368
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	102	4,239
Entegris, Inc.* (Semiconductors)	374	2,794
Entertainment Properties Trust (REIT)	119	5,504
Entropic Communications, Inc.* (Semiconductors)	187	2,259
Enzo Biochem, Inc.* (Biotechnology)	221	1,167
Epoch Holding Corp. (Diversified Financial Services)	68	1,056
Equity Lifestyle Properties, Inc. (REIT)	85	4,754
Equity One, Inc. (REIT)	221	4,018
eResearchTechnology, Inc.* (Internet)	221	1,624

See accompanying notes to the financial statements.

152 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

ESCO Technologies, Inc. (Miscellaneous Manufacturing)	85	$3,216
Esterline Technologies Corp.* (Aerospace/Defense)	68	4,664
Ethan Allen Interiors, Inc. (Home Furnishings)	68	1,361
Euronet Worldwide, Inc.* (Commercial Services)	170	2,965
Evercore Partners, Inc.—Class A (Diversified Financial Services)	68	2,312
Exelixis, Inc.* (Biotechnology)	391	3,210
Extra Space Storage, Inc. (REIT)	221	3,845
EZCORP, Inc.—Class A* (Retail)	153	4,151
F.N.B. Corp. (Banks)	476	4,674
Fair Isaac Corp. (Software)	136	3,178
FARO Technologies, Inc.* (Electronics)	85	2,791
FBR Capital Markets Corp.* (Diversified Financial Services)	289	1,104
Federal Signal Corp. (Miscellaneous Manufacturing)	255	1,749
FEI Co.* (Electronics)	153	4,041
FelCor Lodging Trust, Inc.* (REIT)	221	1,556
Ferro Corp.* (Chemicals)	289	4,231
First Cash Financial Services, Inc.* (Retail)	136	4,215
First Commonwealth Financial Corp. (Banks)	374	2,648
First Community Bancshares, Inc. (Banks)	68	1,016
First Financial Bancorp (Banks)	204	3,770
First Financial Corp. (Banks)	51	1,792
First Merchants Corp. (Banks)	136	1,205
First Midwest Bancorp, Inc. (Banks)	255	2,938
First Potomac Realty Trust (REIT)	187	3,145
FirstMerit Corp. (Banks)	323	6,392
Flow International Corp.* (Machinery-Diversified)	238	973
Flushing Financial Corp. (Savings & Loans)	153	2,142
Force Protection, Inc.* (Auto Manufacturers)	323	1,780
Forestar Group, Inc.* (Real Estate)	153	2,953
FormFactor, Inc.* (Semiconductors)	170	1,510
Forward Air Corp. (Transportation)	119	3,377
FPIC Insurance Group, Inc.* (Insurance)	51	1,885
Franklin Electric Co., Inc. (Hand/Machine Tools)	85	3,308
Franklin Street Properties Corp. (REIT)	238	3,391
Fred’s, Inc. (Retail)	204	2,807
Fuller (H.B.) Co. (Chemicals)	187	3,837
FX Energy, Inc.* (Oil & Gas)	170	1,045
G & K Services, Inc. (Textiles)	119	3,678
G-III Apparel Group, Ltd.* (Apparel)	51	1,793
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	51	2,448
Gaylord Entertainment Co.* (Lodging)	102	3,666
GenCorp, Inc.* (Aerospace/Defense)	255	1,318
General Communication, Inc.—Class A* (Telecommunications)	255	3,228
Genesco, Inc.* (Retail)	68	2,549
Genesee & Wyoming, Inc.—Class A* (Transportation)	85	4,501
Gentiva Health Services, Inc.* (Healthcare-Services)	68	1,809
GeoEye, Inc.* (Telecommunications)	68	2,883
GFI Group, Inc. (Diversified Financial Services)	238	1,116
Gibraltar Industries, Inc.* (Iron/Steel)	119	1,615
Glacier Bancorp, Inc. (Banks)	272	4,110
Gladstone Capital Corp. (Investment Companies)	119	1,371
Glatfelter (Forest Products & Paper)	187	2,294
Glimcher Realty Trust (REIT)	238	1,999
Global Cash Access Holdings, Inc.* (Commercial Services)	272	868
Global Industries, Ltd.* (Oil & Gas Services)	459	3,181
Golar LNG, Ltd. (Transportation)	187	2,807
GrafTech International, Ltd.* (Electrical Components & Equipment)	323	6,408
Grand Canyon Education, Inc.* (Commercial Services)	85	1,665
Granite Construction, Inc. (Engineering & Construction)	85	2,332
Graphic Packaging Holding Co.* (Packaging & Containers)	476	1,852
Great Lakes Dredge & Dock Co. (Commercial Services)	187	1,378
Green Plains Renewable Energy, Inc.* (Energy-Alternate Sources)	85	957
Greenlight Capital Re, Ltd.—Class A* (Insurance)	136	3,646
Griffon Corp.* (Miscellaneous Manufacturing)	153	1,949
Group 1 Automotive, Inc. (Retail)	85	3,550
GSI Commerce, Inc.* (Internet)	153	3,550
GulfMark Offshore, Inc.—Class A* (Transportation)	68	2,067
Gulfport Energy Corp.* (Oil & Gas)	102	2,208
Haemonetics Corp.* (Healthcare-Products)	68	4,296
Halozyme Therapeutics, Inc.* (Biotechnology)	272	2,154
Harmonic, Inc.* (Telecommunications)	374	3,205
Harte-Hanks, Inc. (Advertising)	187	2,388
Hatteras Financial Corp. (REIT)	68	2,058
Hawaiian Holdings, Inc.* (Airlines)	204	1,599
Haynes International, Inc. (Metal Fabricate/Hardware)	68	2,844
Headwaters, Inc.* (Energy-Alternate Sources)	442	2,024
Healthcare Realty Trust, Inc. (REIT)	238	5,038
Healthcare Services Group, Inc. (Commercial Services)	324	5,271
HEALTHSOUTH Corp.* (Healthcare-Services)	238	4,929
HealthSpring, Inc.* (Healthcare-Services)	204	5,412
Healthways, Inc.* (Healthcare-Services)	153	1,707
Heartland Express, Inc. (Transportation)	187	2,996
Heartland Payment Systems, Inc. (Commercial Services)	119	1,835
HeartWare International, Inc.* (Healthcare-Products)	17	1,489
Heckmann Corp.* (Beverages)	340	1,710
Hecla Mining Co.* (Mining)	595	6,700
Heidrick & Struggles International, Inc. (Commercial Services)	85	2,435
Helen of Troy, Ltd.* (Household Products/Wares)	85	2,528
Hercules Offshore, Inc.* (Oil & Gas Services)	476	1,647
Hercules Technology Growth Capital, Inc. (Investment Companies)	238	2,466
Herman Miller, Inc. (Office Furnishings)	153	3,871
Hersha Hospitality Trust (REIT)	408	2,693
Hexcel Corp.* (Aerospace/Defense Equipment)	272	4,920
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	51	1,272
Hibbett Sports, Inc.* (Retail)	170	6,273

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 153

Common Stocks, continued
	Shares	Value

Highwoods Properties, Inc. (REIT)	170	$5,414
Hittite Microwave Corp.* (Semiconductors)	51	3,113
HMS Holdings Corp.* (Commercial Services)	51	3,303
HNI Corp. (Office Furnishings)	136	4,243
Home Bancshares, Inc. (Banks)	102	2,247
Home Federal Bancorp, Inc. (Savings & Loans)	85	1,043
Home Properties, Inc. (REIT)	136	7,547
Horizon Lines, Inc.—Class A (Transportation)	238	1,040
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	85	1,775
Horsehead Holding Corp.* (Mining)	255	3,325
Hot Topic, Inc. (Retail)	187	1,172
HSN, Inc.* (Retail)	136	4,167
Hub Group, Inc.—Class A* (Transportation)	119	4,182
Huron Consulting Group, Inc.* (Commercial Services)	102	2,698
IBERIABANK Corp. (Banks)	68	4,021
Iconix Brand Group, Inc.* (Apparel)	221	4,267
ICU Medical, Inc.* (Healthcare-Products)	85	3,102
IDACORP, Inc. (Electric)	153	5,658
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	170	857
II-VI, Inc.* (Electronics)	102	4,729
Imation Corp.* (Computers)	204	2,103
Immersion Corp.* (Computers)	136	913
Immucor, Inc.* (Healthcare-Products)	187	3,708
ImmunoGen, Inc.* (Biotechnology)	255	2,361
Impax Laboratories, Inc.* (Pharmaceuticals)	187	3,761
Incyte, Corp.* (Biotechnology)	289	4,786
Independent Bank Corp./MA (Banks)	102	2,759
Infinera Corp.* (Telecommunications)	306	3,161
Inland Real Estate Corp. (REIT)	408	3,590
Innophos Holdings, Inc. (Chemicals)	85	3,067
Insight Enterprises, Inc.* (Retail)	238	3,132
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	119	3,155
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,856
Insteel Industries, Inc. (Miscellaneous Manufacturing)	119	1,486
Insulet Corp.* (Healthcare-Products)	170	2,635
Integral Systems, Inc.* (Computers)	136	1,348
Interactive Intelligence, Inc.* (Software)	102	2,668
InterDigital, Inc.* (Telecommunications)	153	6,371
Interface, Inc.—Class A (Office Furnishings)	153	2,394
Intermec, Inc.* (Machinery-Diversified)	187	2,367
InterMune, Inc.* (Biotechnology)	119	4,332
Internap Network Services Corp.* (Internet)	306	1,860
International Bancshares Corp. (Banks)	187	3,746
International Coal Group, Inc.* (Coal)	612	4,737
Internet Capital Group, Inc.* (Internet)	187	2,659
Intevac, Inc.* (Machinery-Diversified)	119	1,667
Invacare Corp. (Healthcare-Products)	119	3,589
Invesco Mortgage Capital, Inc. (REIT)	136	2,970
Investors Real Estate Trust (REIT)	476	4,270
ION Geophysical Corp.* (Oil & Gas Services)	442	3,748
IPC The Hospitalist Co.* (Healthcare-Services)	51	1,989
IPG Photonics Corp.* (Telecommunications)	102	3,225
iRobot Corp.* (Machinery-Diversified)	68	1,692
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	85	880
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	306	3,097
Ixia* (Telecommunications)	170	2,853
J & J Snack Foods Corp. (Food)	51	2,460
j2 Global Communications, Inc.* (Internet)	170	4,921
Jack Henry & Associates, Inc. (Computers)	187	5,451
Jack in the Box, Inc.* (Retail)	153	3,233
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	221	4,027
James River Coal Co.* (Coal)	136	3,445
JDA Software Group, Inc.* (Software)	136	3,808
JetBlue Airways Corp.* (Airlines)	663	4,382
Jo-Ann Stores, Inc.* (Retail)	85	5,119
John Bean Technologies Corp. (Miscellaneous Manufacturing)	187	3,764
Jos. A. Bank Clothiers, Inc.* (Retail)	68	2,742
Journal Communications, Inc.—Class A* (Media)	255	1,288
K-Swiss, Inc.—Class A* (Apparel)	85	1,060
Kadant, Inc.* (Machinery-Diversified)	68	1,603
Kaiser Aluminum Corp. (Mining)	102	5,109
Kaman Corp. (Aerospace/Defense)	68	1,977
Kaydon Corp. (Metal Fabricate/Hardware)	102	4,153
KBW, Inc. (Diversified Financial Services)	119	3,322
Kelly Services, Inc.—Class A* (Commercial Services)	102	1,918
Kenexa Corp.* (Commercial Services)	102	2,223
Key Energy Services, Inc.* (Oil & Gas Services)	391	5,075
Kilroy Realty Corp. (REIT)	170	6,200
Kindred Healthcare, Inc.* (Healthcare-Services)	136	2,498
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	272	3,751
Knight Transportation, Inc. (Transportation)	170	3,230
Knightsbridge Tankers, Ltd. (Transportation)	102	2,272
Knoll, Inc. (Office Furnishings)	187	3,128
Knology, Inc.* (Telecommunications)	170	2,657
Kopin Corp.* (Semiconductors)	425	1,768
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	68	2,433
Korn/Ferry International* (Commercial Services)	136	3,143
Krispy Kreme Doughnuts, Inc.* (Retail)	272	1,899
Kulicke & Soffa Industries, Inc.* (Semiconductors)	238	1,714
KVH Industries, Inc.* (Telecommunications)	85	1,016
L-1 Identity Solutions, Inc.* (Electronics)	272	3,240
La-Z-Boy, Inc.* (Home Furnishings)	153	1,380
LaBranche & Co., Inc.* (Diversified Financial Services)	221	796
Laclede Group, Inc. (Gas)	119	4,348
Ladish Co., Inc.* (Metal Fabricate/Hardware)	68	3,305
Lakeland Financial Corp. (Banks)	68	1,459
Landauer, Inc. (Commercial Services)	51	3,058
LaSalle Hotel Properties (REIT)	170	4,488
Lattice Semiconductor Corp.* (Semiconductors)	323	1,957
Lawson Software, Inc.* (Software)	425	3,931
Layne Christensen Co.* (Engineering & Construction)	51	1,755
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	867	1,248
Lexington Realty Trust (REIT)	408	3,244
LHC Group, Inc.* (Healthcare-Services)	68	2,040
Life Time Fitness, Inc.* (Leisure Time)	102	4,181
Limelight Networks, Inc.* (Internet)	323	1,877
Lin TV Corp.—Class A* (Media)	204	1,081
Lionbridge Technologies, Inc.* (Internet)	170	627
Liquidity Services, Inc.* (Internet)	136	1,911

See accompanying notes to the financial statements.

154 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Littelfuse, Inc. (Electrical Components & Equipment)	68	$3,200
Live Nation, Inc.* (Commercial Services)	391	4,465
LivePerson, Inc.* (Computers)	204	2,305
Liz Claiborne, Inc.* (Apparel)	408	2,921
LogMeIn, Inc.* (Telecommunications)	34	1,508
Loral Space & Communications, Inc.* (Telecommunications)	51	3,901
Louisiana-Pacific Corp.* (Forest Products & Paper)	391	3,699
LSB Industries, Inc.* (Miscellaneous Manufacturing)	102	2,475
LTC Properties, Inc. (REIT)	136	3,819
Lufkin Industries, Inc. (Oil & Gas Services)	85	5,303
Lumber Liquidators Holdings, Inc.* (Retail)	68	1,694
Luminex Corp.* (Healthcare-Products)	153	2,797
M/I Schottenstein Homes, Inc.* (Home Builders)	119	1,830
Magellan Health Services, Inc.* (Healthcare-Services)	102	4,823
Maidenform Brands, Inc.* (Apparel)	119	2,829
Manhattan Associates, Inc.* (Computers)	85	2,596
ManTech International Corp.—Class A* (Software)	51	2,108
Marcus Corp. (Lodging)	136	1,805
Martek Biosciences Corp.* (Biotechnology)	102	3,193
Masimo Corp. (Healthcare-Products)	153	4,448
MasTec, Inc.* (Telecommunications)	255	3,720
MB Financial, Inc. (Banks)	187	3,239
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	136	1,236
MCG Capital Corp. (Investment Companies)	459	3,199
McGrath Rentcorp (Commercial Services)	102	2,674
McMoRan Exploration Co.* (Oil & Gas)	255	4,371
Measurement Specialties, Inc.* (Electronics)	68	1,996
MedAssets, Inc.* (Software)	119	2,403
Mediacom Communications Corp.—Class A* (Media)	153	1,294
Medical Action Industries, Inc.* (Healthcare-Products)	153	1,466
Medical Properties Trust, Inc. (REIT)	391	4,235
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	221	5,921
Mentor Graphics Corp.* (Computers)	374	4,488
Mercury Computer Systems, Inc.* (Computers)	119	2,187
Merge Healthcare, Inc.* (Healthcare-Products)	357	1,332
Meridian Bioscience, Inc. (Healthcare-Products)	136	3,150
Merit Medical Systems, Inc.* (Healthcare-Products)	136	2,153
Meritage Homes Corp.* (Home Builders)	119	2,642
Metabolix, Inc.* (Miscellaneous Manufacturing)	68	828
Metalico, Inc.* (Environmental Control)	289	1,699
Methode Electronics, Inc. (Electronics)	102	1,323
MF Global Holdings, Ltd.* (Diversified Financial Services)	289	2,416
MFA Financial, Inc. (REIT)	680	5,549
MGIC Investment Corp.* (Insurance)	544	5,543
Michael Baker Corp.* (Engineering & Construction)	51	1,586
Micrel, Inc. (Semiconductors)	221	2,871
Microsemi Corp.* (Semiconductors)	323	7,397
MicroStrategy, Inc.—Class A* (Software)	34	2,906
Mid-America Apartment Communities, Inc. (REIT)	68	4,317
Middlesex Water Co. (Water)	153	2,808
Mine Safety Appliances Co. (Environmental Control)	136	4,234
Minerals Technologies, Inc. (Chemicals)	51	3,336
MKS Instruments, Inc.* (Semiconductors)	136	3,331
Mobile Mini, Inc.* (Storage/Warehousing)	119	2,343
Modine Manufacturing Co.* (Auto Parts & Equipment)	153	2,371
Molina Healthcare, Inc.* (Healthcare-Services)	51	1,420
Momenta Pharmaceuticals, Inc.* (Biotechnology)	153	2,290
Monarch Casino & Resort, Inc.* (Lodging)	68	850
Monolithic Power Systems, Inc.* (Semiconductors)	119	1,966
Monro Muffler Brake, Inc. (Commercial Services)	102	3,528
Montpelier Re Holdings, Ltd. (Insurance)	442	8,813
Moog, Inc.—Class A* (Aerospace/Defense)	136	5,413
Move, Inc.* (Internet)	595	1,529
MTS Systems Corp. (Computers)	119	4,458
Mueller Industries, Inc. (Metal Fabricate/Hardware)	153	5,003
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	408	1,701
Multi-Color Corp. (Commercial Services)	102	1,985
Multimedia Games, Inc.* (Leisure Time)	170	949
MVC Capital, Inc. (Investment Companies)	153	2,234
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	2,147
Myers Industries, Inc. (Miscellaneous Manufacturing)	255	2,484
MYR Group, Inc.* (Engineering & Construction)	85	1,785
Nabi Biopharmaceuticals* (Pharmaceuticals)	425	2,461
NACCO Industries, Inc.—Class A (Machinery-Diversified)	17	1,842
Nara Bancorp, Inc.* (Banks)	136	1,336
Nash Finch Co. (Food)	85	3,613
National Beverage Corp. (Beverages)	85	1,117
National CineMedia, Inc. (Entertainment)	119	2,369
National Financial Partners* (Diversified Financial Services)	153	2,050
National Health Investors, Inc. (REIT)	85	3,827
National Penn Bancshares, Inc. (Banks)	476	3,822
Natus Medical, Inc.* (Healthcare-Products)	153	2,170
Navigant Consulting Co.* (Commercial Services)	204	1,877
NBT Bancorp, Inc. (Banks)	136	3,284
NCI Building Systems, Inc.* (Building Materials)	102	1,427
Nektar Therapeutics* (Biotechnology)	289	3,714
Neogen Corp.* (Pharmaceuticals)	136	5,580
NETGEAR, Inc.* (Telecommunications)	119	4,008
Netlogic Microsystems, Inc.* (Semiconductors)	170	5,340
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	153	1,169
Neutral Tandem, Inc.* (Telecommunications)	136	1,964
New Jersey Resources Corp. (Gas)	153	6,596
NewAlliance Bancshares, Inc. (Savings & Loans)	323	4,839
NewMarket Corp. (Chemicals)	34	4,195
Newpark Resources, Inc.* (Oil & Gas Services)	272	1,676
Newport Corp.* (Electronics)	153	2,658

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 155

Common Stocks, continued
	Shares	Value

NGP Capital Resources Co. (Investment Companies)	102	$938
Nicor, Inc. (Gas)	153	7,638
Nolan Co.* (Media)	102	1,420
Nordson Corp. (Machinery-Diversified)	85	7,810
Northern Oil & Gas, Inc.* (Oil & Gas)	170	4,626
Northwest Bancshares, Inc. (Savings & Loans)	374	4,398
Northwest Natural Gas Co. (Gas)	153	7,110
NorthWestern Corp. (Electric)	187	5,391
Novatel Wireless, Inc.* (Telecommunications)	255	2,435
NPS Pharmaceuticals, Inc.* (Biotechnology)	238	1,880
NTELOS Holdings Corp. (Telecommunications)	119	2,267
Nu Skin Enterprises, Inc. (Retail)	136	4,115
Nutraceutical International Corp.* (Pharmaceuticals)	68	965
NuVasive, Inc.* (Healthcare-Products)	85	2,180
NxStage Medical, Inc.* (Healthcare-Products)	102	2,538
Obagi Medical Products, Inc.* (Pharmaceuticals)	119	1,374
Ocwen Financial Corp.* (Diversified Financial Services)	238	2,271
OfficeMax, Inc.* (Retail)	238	4,213
Old Dominion Freight Line, Inc.* (Transportation)	119	3,807
Old National Bancorp (Banks)	391	4,649
Olin Corp. (Chemicals)	255	5,233
Olympic Steel, Inc. (Iron/Steel)	68	1,950
OM Group, Inc.* (Chemicals)	119	4,583
OmniVision Technologies, Inc.* (Semiconductors)	153	4,530
Omnova Solutions, Inc.* (Chemicals)	238	1,990
On Assignment, Inc.* (Commercial Services)	153	1,247
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	204	7,521
Openwave Systems, Inc.* (Internet)	510	1,081
OPNET Technologies, Inc. (Software)	102	2,731
Oppenheimer Holdings, Inc.—Class A (Diversified Financial Services)	68	1,782
OraSure Technologies, Inc.* (Healthcare-Products)	238	1,368
Orbital Sciences Corp.* (Aerospace/Defense)	255	4,368
Orient-Express Hotels, Ltd.—Class A* (Lodging)	272	3,533
Oriental Financial Group, Inc. (Banks)	136	1,699
Orion Marine Group, Inc.* (Engineering & Construction)	136	1,578
Oritani Financial Corp. (Savings & Loans)	255	3,121
OSI Systems, Inc.* (Electronics)	51	1,854
Otter Tail Corp. (Electric)	170	3,832
Owens & Minor, Inc. (Distribution/Wholesale)	170	5,003
Oxford Industries, Inc. (Apparel)	51	1,306
P.F. Chang’s China Bistro, Inc. (Retail)	68	3,295
Pacer International, Inc.* (Transportation)	136	930
Pacific Sunwear of California, Inc.* (Retail)	272	1,474
PacWest Bancorp (Banks)	170	3,635
PAETEC Holding Corp.* (Telecommunications)	459	1,717
Pain Therapeutics, Inc.* (Pharmaceuticals)	136	918
Palomar Medical Technologies, Inc.* (Healthcare-Products)	119	1,691
Panhandle Oil & Gas, Inc.—Class A (Oil & Gas)	34	932
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	119	4,583
Parametric Technology Corp.* (Software)	323	7,277
PAREXEL International Corp.* (Commercial Services)	187	3,970
Parker Drilling Co.* (Oil & Gas)	527	2,408
Parkway Properties, Inc. (REIT)	136	2,383
Patriot Coal Corp.* (Coal)	238	4,610
PDL BioPharma, Inc. (Biotechnology)	544	3,389
Pebblebrook Hotel Trust (REIT)	85	1,727
Pegasystems, Inc. (Software)	51	1,868
Penn Virginia Corp. (Oil & Gas)	187	3,145
Perficient, Inc.* (Internet)	153	1,912
Pericom Semiconductor Corp.* (Semiconductors)	170	1,867
Petroleum Development* (Oil & Gas)	85	3,588
PetroQuest Energy, Inc.* (Oil & Gas)	272	2,048
Pharmasset, Inc.* (Pharmaceuticals)	85	3,690
PharMerica Corp.* (Pharmaceuticals)	187	2,141
PHH Corp.* (Commercial Services)	170	3,935
PHI, Inc.* (Transportation)	85	1,601
Photronics, Inc.* (Semiconductors)	357	2,110
PICO Holdings, Inc.* (Water)	102	3,244
Piedmont Natural Gas Co., Inc. (Gas)	272	7,605
Pier 1 Imports, Inc.* (Retail)	306	3,213
Pinnacle Entertainment, Inc.* (Entertainment)	187	2,622
Pinnacle Financial Partners, Inc.* (Banks)	153	2,078
Pioneer Drilling Co.* (Oil & Gas)	170	1,498
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	51	1,785
Plantronics, Inc. (Telecommunications)	153	5,695
Platinum Underwriters Holdings, Ltd. (Insurance)	119	5,351
Playboy Enterprises, Inc.—Class B* (Media)	204	1,065
Plexus Corp.* (Electronics)	119	3,682
PMFG, Inc.* (Miscellaneous Manufacturing)	34	558
PMI Group, Inc.* (Insurance)	408	1,346
PNM Resources, Inc. (Electric)	357	4,648
Polaris Industries, Inc. (Leisure Time)	85	6,632
PolyOne Corp.* (Chemicals)	221	2,760
Polypore International, Inc.* (Miscellaneous Manufacturing)	68	2,770
Pool Corp. (Distribution/Wholesale)	102	2,299
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	34	2,557
Post Properties, Inc. (REIT)	170	6,171
Potlatch Corp. (Forest Products & Paper)	119	3,873
Power Integrations, Inc. (Semiconductors)	85	3,412
Power-One, Inc.* (Electrical Components & Equipment)	85	867
PowerSecure International, Inc.* (Electrical Components & Equipment)	119	926
Premiere Global Services, Inc.* (Telecommunications)	323	2,196
PriceSmart, Inc. (Retail)	102	3,879
PrivateBancorp, Inc. (Banks)	153	2,200
ProAssurance Corp.* (Insurance)	119	7,211
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,207
Prospect Capital Corp. (Investment Companies)	204	2,203
Prosperity Bancshares, Inc. (Banks)	136	5,342
Provident Financial Services, Inc. (Savings & Loans)	272	4,115
Provident New York Bancorp (Savings & Loans)	153	1,605

See accompanying notes to the financial statements.

156 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

PS Business Parks, Inc. (REIT)	68	$3,789
PSS World Medical, Inc.* (Healthcare-Products)	170	3,842
Quaker Chemical Corp. (Chemicals)	51	2,125
Quanex Building Products Corp. (Building Materials)	102	1,935
Quantum Corp.* (Computers)	1,122	4,174
Quest Software, Inc.* (Software)	187	5,187
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	153	2,254
Quidel Corp.* (Healthcare-Products)	136	1,965
Quiksilver, Inc.* (Apparel)	374	1,896
Rackspace Hosting, Inc.* (Internet)	255	8,010
Radian Group, Inc. (Insurance)	357	2,881
Radiant Systems, Inc.* (Computers)	136	2,662
Ramco-Gershenson Properties Trust (REIT)	170	2,116
Raven Industries, Inc. (Miscellaneous Manufacturing)	51	2,432
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	85	3,322
RealNetworks, Inc.* (Internet)	340	1,428
Red Robin Gourmet Burgers, Inc.* (Retail)	68	1,460
Redwood Trust, Inc. (REIT)	272	4,061
Regis Corp. (Retail)	221	3,669
RehabCare Group, Inc.* (Healthcare-Services)	85	2,014
Rent-A-Center, Inc. (Commercial Services)	153	4,939
Resources Connection, Inc. (Commercial Services)	170	3,160
Retail Ventures, Inc.* (Retail)	170	2,771
REX American Resources Corp.* (Energy-Alternate Sources)	51	783
Rex Energy Corp.* (Oil & Gas)	136	1,856
RF Micro Devices, Inc.* (Telecommunications)	782	5,748
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	238	1,792
RightNow Technologies, Inc.* (Software)	85	2,012
Riverbed Technology, Inc.* (Computers)	340	11,958
RLI Corp. (Insurance)	119	6,256
Rock-Tenn Co.—Class A (Forest Products & Paper)	85	4,586
Rockwood Holdings, Inc.* (Chemicals)	136	5,320
Rofin-Sinar Technologies, Inc.* (Electronics)	85	3,012
Rogers Corp.* (Electronics)	85	3,251
Rosetta Resources, Inc.* (Oil & Gas)	170	6,399
RPC, Inc. (Oil & Gas Services)	221	4,005
RSC Holdings, Inc.* (Commercial Services)	306	2,980
RTI Biologics, Inc.* (Healthcare-Products)	340	908
RTI International Metals, Inc.* (Mining)	102	2,752
Ruby Tuesday, Inc.* (Retail)	170	2,220
Ruddick Corp. (Food)	119	4,384
Rue21, Inc.* (Retail)	51	1,495
Rush Enterprises, Inc.* (Retail)	136	2,780
S1 Corp.* (Internet)	493	3,402
Safety Insurance Group, Inc. (Insurance)	85	4,043
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	153	7,185
Sally Beauty Holdings, Inc.* (Retail)	306	4,446
Sanderson Farms, Inc. (Food)	68	2,662
Sandy Spring Bancorp, Inc. (Banks)	102	1,880
Santarus, Inc.* (Pharmaceuticals)	374	1,223
Sapient Corp. (Internet)	255	3,085
Saul Centers, Inc. (REIT)	51	2,415
Savient Pharmaceuticals, Inc.* (Biotechnology)	255	2,841
SAVVIS, Inc.* (Telecommunications)	119	3,037
SCBT Financial Corp. (Banks)	51	1,670
Scholastic Corp. (Media)	136	4,017
Schulman (A.), Inc. (Chemicals)	136	3,113
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	51	3,209
SeaChange International, Inc.* (Software)	170	1,453
Sealy Corp.* (Home Furnishings)	442	1,291
Seattle Genetics, Inc.* (Biotechnology)	272	4,066
Semtech Corp.* (Semiconductors)	238	5,388
Seneca Foods Corp.—Class A* (Food)	51	1,376
Sensient Technologies Corp. (Chemicals)	153	5,620
Shenandoah Telecommunications Co. (Telecommunications)	51	955
ShoreTel, Inc.* (Telecommunications)	170	1,328
Shuffle Master, Inc.* (Entertainment)	255	2,920
Shutterfly, Inc.* (Internet)	119	4,169
Signature Bank* (Banks)	136	6,800
Silgan Holdings, Inc. (Packaging & Containers)	85	3,044
Silicon Graphics International Corp.* (Computers)	136	1,228
Silicon Image, Inc.* (Semiconductors)	289	2,124
Simpson Manufacturing Co., Inc. (Building Materials)	119	3,678
Sinclair Broadcast Group, Inc.—Class A (Media)	153	1,252
Sirona Dental Systems, Inc.* (Healthcare-Products)	102	4,262
SJW Corp. (Water)	34	900
Skechers U.S.A., Inc.—Class A* (Apparel)	102	2,040
Skyline Corp. (Home Builders)	51	1,330
SkyWest, Inc. (Airlines)	170	2,655
Smart Balance, Inc.* (Food)	255	1,104
Smith Corp. (Miscellaneous Manufacturing)	102	3,884
Smith Micro Software, Inc.* (Software)	136	2,141
Snyders-Lance, Inc. (Food)	102	2,391
Solarwinds, Inc.* (Software)	102	1,963
Solutia, Inc.* (Chemicals)	340	7,847
Sonic Automotive, Inc. (Retail)	221	2,926
Sonic Corp.* (Retail)	238	2,409
Sonus Networks, Inc.* (Telecommunications)	527	1,407
Sotheby’s (Commercial Services)	187	8,415
Sourcefire, Inc.* (Internet)	85	2,204
South Jersey Industries, Inc. (Gas)	85	4,490
Southside Bancshares, Inc. (Banks)	68	1,433
Sovran Self Storage, Inc. (REIT)	102	3,755
Spartan Stores, Inc. (Food)	119	2,017
SRA International, Inc.—Class A* (Computers)	170	3,476
Stage Stores, Inc. (Retail)	221	3,832
Standard Microsystems Corp.* (Semiconductors)	102	2,941
Standard Pacific Corp.* (Home Builders)	340	1,564
Standex International Corp. (Miscellaneous Manufacturing)	51	1,525
Starwood Property Trust, Inc. (REIT)	136	2,921
Steelcase, Inc.—Class A (Office Furnishings)	221	2,336
Steiner Leisure, Ltd.* (Commercial Services)	68	3,176
StellarOne Corp. (Banks)	102	1,483
Stepan Co. (Chemicals)	17	1,297
STERIS Corp. (Healthcare-Products)	170	6,198
Sterling Bancshares, Inc. (Banks)	306	2,148
Steven Madden, Ltd.* (Apparel)	68	2,837
Stewart Enterprises, Inc.—Class A (Commercial Services)	442	2,957

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 157

Common Stocks, continued
	Shares	Value

Stewart Information Services Corp. (Insurance)	119	$1,372
Stifel Financial Corp.* (Diversified Financial Services)	68	4,219
Stillwater Mining Co.* (Mining)	136	2,904
Stone Energy Corp.* (Oil & Gas)	187	4,168
STR Holdings, Inc.* (Miscellaneous Manufacturing)	85	1,700
Strategic Hotels & Resorts, Inc.* (REIT)	391	2,068
SuccessFactors, Inc.* (Commercial Services)	170	4,923
Sunstone Hotel Investors, Inc.* (REIT)	375	3,874
Super Micro Computer, Inc.* (Computers)	68	785
SuperGen, Inc.* (Biotechnology)	357	935
Support.com, Inc.* (Internet)	289	1,873
Susquehanna Bancshares, Inc. (Banks)	374	3,620
SVB Financial Group* (Banks)	85	4,509
Swift Energy Co.* (Oil & Gas)	119	4,659
Sykes Enterprises, Inc.* (Computers)	170	3,444
Syniverse Holdings, Inc.* (Telecommunications)	136	4,196
SYNNEX Corp.* (Software)	119	3,713
Synovis Life Technologies, Inc.* (Healthcare-Products)	68	1,095
Syntel, Inc. (Computers)	68	3,250
Take-Two Interactive Software, Inc.* (Software)	238	2,913
TAL International Group, Inc. (Trucking & Leasing)	68	2,099
Taleo Corp.—Class A* (Software)	119	3,290
Tanger Factory Outlet Centers, Inc. (REIT)	68	3,481
Taser International, Inc.* (Electronics)	221	1,039
Tecumseh Products Co.—Class A* (Machinery-Diversified)	68	887
Tekelec* (Telecommunications)	136	1,620
TeleCommunication Systems, Inc.—Class A* (Internet)	255	1,191
Teledyne Technologies, Inc.* (Aerospace/Defense)	102	4,485
TeleTech Holdings, Inc.* (Commercial Services)	170	3,500
Tennant Co. (Machinery-Diversified)	51	1,959
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	170	6,997
Terremark Worldwide, Inc.* (Internet)	238	3,082
Tessera Technologies, Inc.* (Semiconductors)	153	3,389
Tetra Tech, Inc.* (Environmental Control)	170	4,260
TETRA Technologies, Inc.* (Oil & Gas Services)	272	3,229
Texas Capital Bancshares, Inc.* (Banks)	187	3,977
Texas Roadhouse, Inc.—Class A* (Retail)	170	2,919
The Andersons, Inc. (Agriculture)	68	2,472
The Bancorp, Inc.* (Banks)	119	1,210
The Cato Corp.—Class A (Retail)	119	3,262
The Children’s Place Retail Stores, Inc.* (Retail)	68	3,376
The Corporate Executive Board Co. (Commercial Services)	102	3,830
The Ensign Group, Inc. (Healthcare-Services)	119	2,960
The Finish Line, Inc.—Class A (Retail)	119	2,046
The Geo Group, Inc.* (Commercial Services)	119	2,935
The Gorman-Rupp Co. (Machinery-Diversified)	68	2,198
The Greenbrier Cos., Inc.* (Trucking & Leasing)	85	1,784
The Hain Celestial Group, Inc.* (Food)	153	4,140
The Jones Group, Inc. (Apparel)	187	2,906
The Knot, Inc.* (Internet)	221	2,183
The Medicines Co.* (Pharmaceuticals)	204	2,883
The Men’s Wearhouse, Inc. (Retail)	170	4,247
The Middleby Corp.* (Machinery-Diversified)	34	2,870
The Navigators Group, Inc.* (Insurance)	51	2,568
The Pantry, Inc.* (Retail)	119	2,363
The Pep Boys-Manny, Moe & Jack (Retail)	187	2,511
The Phoenix Cos., Inc.* (Insurance)	476	1,209
The Princeton Review, Inc.* (Commercial Services)	357	421
The Ryland Group, Inc. (Home Builders)	153	2,606
The Talbots, Inc.* (Retail)	204	1,738
The Timberland Co.—Class A* (Apparel)	119	2,926
The Ultimate Software Group, Inc.* (Software)	119	5,787
The Warnaco Group, Inc.* (Apparel)	119	6,553
The Wet Seal, Inc.—Class A* (Retail)	527	1,950
Theravance, Inc.* (Pharmaceuticals)	187	4,688
THQ, Inc.* (Software)	289	1,751
Tibco Software, Inc.* (Internet)	493	9,717
TiVo, Inc.* (Home Furnishings)	289	2,494
TNS, Inc.* (Commercial Services)	102	2,122
TomoTherapy, Inc.* (Healthcare-Products)	306	1,105
Tompkins Financial Corp. (Banks)	34	1,331
Transcend Services, Inc.* (Commercial Services)	102	1,998
TreeHouse Foods, Inc.* (Food)	102	5,211
TriMas Corp.* (Miscellaneous Manufacturing)	85	1,739
Triple-S Management Corp.—Class B* (Healthcare-Services)	119	2,271
TriQuint Semiconductor, Inc.* (Semiconductors)	391	4,571
Triumph Group, Inc. (Aerospace/Defense)	34	3,040
True Religion Apparel, Inc.* (Apparel)	85	1,892
TrueBlue, Inc.* (Commercial Services)	170	3,058
TrustCo Bank Corp. NY (Banks)	408	2,587
Trustmark Corp. (Banks)	187	4,645
TTM Technologies, Inc.* (Electronics)	272	4,055
Tutor Perini Corp. (Engineering & Construction)	119	2,548
Tyler Technologies, Inc.* (Computers)	153	3,176
U-Store-It Trust (REIT)	374	3,564
U.S. Physical Therapy, Inc.* (Healthcare-Services)	102	2,022
UIL Holdings Corp. (Electric)	136	4,075
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	85	2,890
Ultratech Stepper, Inc.* (Semiconductors)	85	1,690
UMB Financial Corp. (Banks)	153	6,337
Umpqua Holdings Corp. (Banks)	357	4,348
Union First Market Bankshares Corp. (Banks)	119	1,759
Unisource Energy Corp. (Electric)	119	4,265
Unisys Corp.* (Computers)	136	3,521
United Community Banks, Inc.* (Banks)	357	696
United Fire & Casualty Co. (Insurance)	85	1,897
United Natural Foods, Inc.* (Food)	119	4,365
United Online, Inc. (Internet)	425	2,805
United Rentals, Inc.* (Commercial Services)	187	4,254
Unitil Corp. (Electric)	85	1,933
Universal American Financial Corp. (Insurance)	153	3,129
Universal Corp. (Agriculture)	68	2,768
Universal Electronics, Inc.* (Home Furnishings)	85	2,411
Universal Forest Products, Inc. (Building Materials)	68	2,645
Universal Health Realty Income Trust (REIT)	85	3,105
Universal Technical Institute, Inc. (Commercial Services)	85	1,872

See accompanying notes to the financial statements.

158 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Univest Corp. of Pennsylvania (Banks)	51	$978
Urstadt Biddle Properties—Class A (REIT)	119	2,315
US Airways Group, Inc.* (Airlines)	459	4,595
US Ecology, Inc. (Environmental Control)	119	2,068
US Gold Corp.* (Mining)	357	2,881
USA Mobility, Inc. (Telecommunications)	136	2,417
USA Truck, Inc.* (Transportation)	51	675
USEC, Inc.* (Mining)	357	2,149
VAALCO Energy, Inc.* (Oil & Gas)	255	1,826
Vail Resorts, Inc.* (Entertainment)	102	5,308
Valassis Communications, Inc.* (Commercial Services)	119	3,850
ValueClick, Inc.* (Internet)	272	4,360
Veeco Instruments, Inc.* (Semiconductors)	119	5,112
Venoco, Inc.* (Oil & Gas)	136	2,509
VeriFone Systems, Inc.* (Software)	238	9,177
Viad Corp. (Commercial Services)	119	3,031
ViaSat, Inc.* (Telecommunications)	68	3,020
Vicor Corp. (Electrical Components & Equipment)	119	1,952
ViroPharma, Inc.* (Pharmaceuticals)	272	4,711
Vital Images, Inc.* (Software)	68	951
Vitamin Shoppe, Inc.* (Retail)	51	1,716
Vocus, Inc.* (Internet)	102	2,821
Volcano Corp.* (Healthcare-Products)	153	4,178
Volcom, Inc. (Apparel)	102	1,925
Volterra Semiconductor Corp.* (Semiconductors)	85	1,969
W&T Offshore, Inc. (Oil & Gas)	187	3,342
W.R. Grace & Co.* (Chemicals)	170	5,972
Warren Resources, Inc.* (Oil & Gas)	442	1,998
Washington Trust Bancorp, Inc. (Banks)	51	1,116
Watsco, Inc. (Distribution/Wholesale)	68	4,289
WD-40 Co. (Household Products/Wares)	85	3,424
Websense, Inc.* (Internet)	153	3,098
Webster Financial Corp. (Banks)	204	4,019
WellCare Health Plans, Inc.* (Healthcare-Services)	119	3,596
Werner Enterprises, Inc. (Transportation)	136	3,074
WesBanco, Inc. (Banks)	102	1,934
West Pharmaceutical Services, Inc. (Healthcare-Products)	136	5,603
Western Alliance Bancorp* (Banks)	204	1,501
Westlake Chemical Corp. (Chemicals)	68	2,956
Willbros Group, Inc.* (Oil & Gas Services)	204	2,003
Winn-Dixie Stores, Inc.* (Food)	187	1,341
Winnebago Industries, Inc.* (Home Builders)	119	1,809
Winthrop Realty Trust (REIT)	102	1,305
Wintrust Financial Corp. (Banks)	85	2,808
Wolverine World Wide, Inc. (Apparel)	136	4,336
Woodward Governor Co. (Electronics)	187	7,024
World Fuel Services Corp. (Retail)	170	6,147
Worthington Industries, Inc. (Metal Fabricate/Hardware)	204	3,754
Wright Express Corp.* (Commercial Services)	102	4,692
Wright Medical Group, Inc.* (Healthcare-Products)	119	1,848
Young Innovations, Inc. (Healthcare-Products)	34	1,088
Zep, Inc. (Chemicals)	85	1,690
Zoran Corp.* (Semiconductors)	221	1,945
Zumiez, Inc.* (Retail)	85	2,284
Zygo Corp.* (Electronics)	85	1,040

TOTAL COMMON STOCKS
(Cost $1,913,202)		2,967,710

Corporate Bonds(NM)
	Principal
	Amount	Value

GAMCO Investors, Inc., 0.00%, 12/31/15(a)	$163	$163

TOTAL CORPORATE BONDS
(Cost $163)		163

U.S. Treasury Obligations (15.6%)
U.S. Treasury Notes, 0.625%, 12/31/12	5,046,000	5,048,759

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,050,527)		5,048,759

Repurchase Agreements (87.6%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,226,005 (Collateralized by $1,229,300 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,250,812)	1,226,000	1,226,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $3,027,040 (Collateralized by $3,093,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.21%‡–4.50%, 2/28/11-8/8/11, total value of $3,089,189)	3,027,000	3,027,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $23,459,313 (Collateralized by $23,738,800 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $23,928,723)	23,459,000	23,459,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $550,003 (Collateralized by $553,341 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-1/15/12, total value of $561,049)	550,000	550,000

TOTAL REPURCHASE AGREEMENTS
(Cost $28,262,000)		28,262,000

TOTAL INVESTMENT SECURITIES
(Cost $35,225,892)—112.4%		36,278,632
Net other assets (liabilities)—(12.4)%		(4,012,568)

NET ASSETS—100.0%		$32,266,064

(a)	Zero-coupon security
*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $8,067,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 159

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Russell 2000 Mini Index Futures Contract expiring 3/21/11 (Underlying notional amount at value $2,971,980)	38	$67,213

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$33,460,401	$(427,526)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	25,090,523	(264,137)

		$(691,663)

ProFund VP UltraSmall-Cap invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$2,388	NM
Aerospace/Defense	34,587	0.1%
Aerospace/Defense Equipment	4,920	NM
Agriculture	7,402	NM
Airlines	21,945	0.1%
Apparel	59,003	0.2%
Auto Manufacturers	1,780	NM
Auto Parts & Equipment	31,437	0.1%
Banks	170,883	0.5%
Beverages	2,827	NM
Biotechnology	51,783	0.2%
Building Materials	11,059	NM
Chemicals	78,205	0.2%
Coal	17,531	0.1%
Commercial Services	181,605	0.6%
Computers	73,553	0.2%
Distribution/Wholesale	22,798	0.1%
Diversified Financial Services	42,687	0.1%
Electric	41,764	0.1%
Electrical Components & Equipment	28,588	0.1%
Electronics	81,579	0.3%
Energy-Alternate Sources	3,764	NM
Engineering & Construction	17,748	0.1%
Entertainment	18,806	0.1%
Environmental Control	25,615	0.1%
Food	45,031	0.1%
Forest Products & Paper	28,838	0.1%
Gas	37,787	0.1%
Hand/Machine Tools	11,881	NM
Healthcare-Products	115,858	0.4%
Healthcare-Services	58,443	0.2%
Holding Companies-Diversified	3,308	NM
Home Builders	11,781	NM
Home Furnishings	11,439	NM
Household Products/Wares	13,449	NM
Insurance	87,271	0.3%
Internet	108,690	0.3%
Investment Companies	26,344	0.1%
Iron/Steel	3,565	NM
Leisure Time	19,316	0.1%
Lodging	9,854	NM
Machinery-Construction & Mining	2,204	NM
Machinery-Diversified	50,219	0.2%
Media	21,102	0.1%
Metal Fabricate/Hardware	25,683	0.1%
Mining	44,303	0.1%
Miscellaneous Manufacturing	73,496	0.2%
Office Furnishings	15,972	0.1%
Oil & Gas	91,608	0.3%
Oil & Gas Services	56,554	0.2%
Packaging & Containers	4,896	NM
Pharmaceuticals	89,124	0.3%
REIT	198,684	0.6%
Real Estate	2,953	NM
Retail	199,504	0.6%
Savings & Loans	30,509	0.1%
Semiconductors	101,452	0.3%
Software	115,272	0.4%
Storage/Warehousing	2,343	NM
Telecommunications	130,917	0.4%
Textiles	3,678	NM
Toys/Games/Hobbies	4,027	NM
Transportation	51,915	0.2%
Trucking & Leasing	9,280	NM
Water	14,903	NM
Other**	29,298,354	90.8%

Total	$32,266,064	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

160 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$35,225,892

Securities, at value	8,016,632
Repurchase agreements, at value	28,262,000

Total Investment Securities, at value	36,278,632
Segregated cash balances with custodian	804
Segregated cash balances with brokers	173,660
Dividends and interest receivable	3,517
Receivable for capital shares issued	2,119,410
Receivable for investments sold	9,271
Prepaid expenses	102

TOTAL ASSETS	38,585,396

LIABILITIES:
Cash overdraft	1,100
Payable for capital shares redeemed	5,533,691
Unrealized loss on swap agreements	691,663
Variation margin on futures contracts	22,800
Advisory fees payable	18,130
Management services fees payable	2,417
Administration fees payable	1,062
Administrative services fees payable	12,210
Distribution fees payable	11,125
Trustee fees payable	1
Transfer agency fees payable	2,889
Fund accounting fees payable	2,126
Compliance services fees payable	92
Other accrued expenses	20,026

TOTAL LIABILITIES	6,319,332

NET ASSETS	$32,266,064

NET ASSETS CONSIST OF:
Capital	$30,994,032
Accumulated net investment income (loss)	(580)
Accumulated net realized gains (losses) on investments	844,322
Net unrealized appreciation (depreciation) on investments	428,290

NET ASSETS	$32,266,064

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,998,516

Net Asset Value (offering and redemption price per share)	$16.15

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$40,510
Interest	23,602

TOTAL INVESTMENT INCOME	64,112

EXPENSES:
Advisory fees	178,403
Management services fees	23,787
Administration fees	9,969
Transfer agency fees	13,900
Administrative services fees	70,716
Distribution fees	59,468
Custody fees	11,493
Fund accounting fees	24,668
Trustee fees	330
Compliance services fees	197
Other fees	39,698

Total Gross Expenses before reductions	432,629
Less Expenses reduced by the Advisor	(32,027)

TOTAL NET EXPENSES	400,602

NET INVESTMENT INCOME (LOSS)	(336,490)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,196,114
Net realized gains (losses) on futures contracts	1,115,378
Net realized gains (losses) on swap agreements	6,415,948
Change in net unrealized appreciation/depreciation on investments	(949,482)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,777,958

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,441,468

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 161

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(336,490)	$(153,993)
Net realized gains (losses) on investments	8,727,440	5,768,284
Change in net unrealized appreciation/depreciation on investments	(949,482)	(911,555)

Change in net assets resulting from operations	7,441,468	4,702,736

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(17,817)

Change in net assets resulting from distributions	—	(17,817)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	359,714,277	355,078,876
Dividends reinvested	—	17,817
Value of shares redeemed	(351,719,392)	(365,721,279)

Change in net assets resulting from capital transactions	7,994,885	(10,624,586)

Change in net assets	15,436,353	(5,939,667)
NET ASSETS:
Beginning of period	16,829,711	22,769,378

End of period	$32,266,064	$16,829,711

Accumulated net investment income (loss)	$(580)	$(1,448)

SHARE TRANSACTIONS:
Issued	30,000,475	46,013,191
Reinvested	—	1,676
Redeemed	(29,547,974)	(47,398,461)

Change in shares	452,501	(1,383,594)

See accompanying notes to the financial statements.

162 :: ProFund VP UltraSmall-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$10.89	$7.77	$23.23	$27.10	$21.51

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.07)	0.01	0.17	0.20
Net realized and unrealized gains (losses) on investments	5.44	3.20	(15.26)	(3.73)	5.40

Total income (loss) from investment activities	5.26	3.13	(15.25)	(3.56)	5.60

Distributions to Shareholders From:
Net investment income	—	(0.01)	(0.21)	(0.31)	(0.01)

Net Asset Value, End of Period	$16.15	$10.89	$7.77	$23.23	$27.10

Total Return	48.44%	40.18%	(66.18)%	(13.21)%	26.05%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.89%	1.83%	1.73%	1.72%
Net expenses	1.68%	1.66%	1.63%	1.63%	1.69%
Net investment income (loss)	(1.41)%	(0.97)%	0.10%	0.63%	0.82%

Supplemental Data:
Net assets, end of period (000’s)	$32,266	$16,830	$22,769	$23,541	$58,562
Portfolio turnover rate(b)	211%	153%	368%	418%	208%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraNASDAQ-100 :: 163

The ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 35.22%, compared to a total return of 20.16%[1] for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.[2]

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), Starbucks Corp (+39.33%), and Amazon.com Inc (+33.81%), while the bottom three performers in this group were Cisco Systems Inc (-15.50%), Microsoft Corp (-8.43%), and Teva Pharmaceutical Industries Ltd (-7.21%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraNASDAQ-100 from December 31, 2000 to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Ten Year

ProFund VP UltraNASDAQ-100	35.22%	1.73%	-13.46%
NASDAQ-100 Index	20.16%	6.80%	-0.13%

Expense Ratios**
Fund	Gross	Net

ProFund VP UltraNASDAQ-100	1.79%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	36%
Futures Contracts	12%
Swap Agreements	150%

Total Exposure	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	7.2%
Qualcomm, Inc.	1.7%
Google, Inc.—Class A	1.6%
Microsoft Corp.	1.4%
Oracle Corp.	1.2%

NASDAQ-100 Index – Composition
% of Index

Technology	47%
Communications	27%
Consumer Non-Cyclical	14%
Consumer Cyclical	8%
Industrial	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

164 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (36.1%)
	Shares	Value

Activision Blizzard, Inc. (Software)	8,091	$100,652
Adobe Systems, Inc.* (Software)	3,751	115,456
Akamai Technologies, Inc.* (Internet)	1,364	64,176
Altera Corp. (Semiconductors)	3,317	118,019
Amazon.com, Inc.* (Internet)	2,232	401,760
Amgen, Inc.* (Biotechnology)	3,317	182,103
Apollo Group, Inc.—Class A* (Commercial Services)	1,116	44,071
Apple Computer, Inc.* (Computers)	9,641	3,109,801
Applied Materials, Inc. (Semiconductors)	5,208	73,172
Autodesk, Inc.* (Software)	1,767	67,499
Automatic Data Processing, Inc. (Software)	2,635	121,948
Baidu, Inc.ADR* (Internet)	2,077	200,493
Bed Bath & Beyond, Inc.* (Retail)	2,635	129,510
Biogen Idec, Inc.* (Biotechnology)	1,953	130,949
BMC Software, Inc.* (Software)	1,550	73,067
Broadcom Corp.—Class A (Semiconductors)	3,131	136,355
C.H. Robinson Worldwide, Inc. (Transportation)	1,240	99,436
CA, Inc. (Software)	3,689	90,159
Celgene Corp.* (Biotechnology)	3,503	207,167
Cephalon, Inc.* (Pharmaceuticals)	558	34,440
Cerner Corp.* (Software)	620	58,739
Check Point Software Technologies, Ltd.* (Internet)	1,550	71,703
Cisco Systems, Inc.* (Telecommunications)	14,911	301,650
Citrix Systems, Inc.* (Software)	1,674	114,518
Cognizant Technology Solutions Corp.* (Computers)	2,232	163,583
Comcast Corp.—Class A (Media)	10,912	239,737
Costco Wholesale Corp. (Retail)	1,705	123,118
Ctrip.com International, Ltd.ADR* (Internet)	1,147	46,396
Dell, Inc.* (Computers)	5,394	73,089
DENTSPLY International, Inc. (Healthcare-Products)	1,023	34,956
DIRECTV—Class A* (Media)	4,557	181,961
Dollar Tree, Inc.* (Retail)	992	55,631
eBay, Inc.* (Internet)	7,316	203,604
Electronic Arts, Inc.* (Software)	2,511	41,130
Expedia, Inc. (Internet)	2,046	51,334
Expeditors International of Washington, Inc. (Transportation)	1,581	86,323
Express Scripts, Inc.* (Pharmaceuticals)	3,534	191,013
F5 Networks, Inc.* (Internet)	589	76,664
Fastenal Co. (Distribution/Wholesale)	1,054	63,145
First Solar, Inc.* (Energy-Alternate Sources)	558	72,618
Fiserv, Inc.* (Software)	1,395	81,691
Flextronics International, Ltd.* (Electronics)	6,262	49,157
FLIR Systems, Inc.* (Electronics)	1,240	36,890
Garmin, Ltd. (Electronics)	1,364	42,270
Genzyme Corp.* (Biotechnology)	2,449	174,369
Gilead Sciences, Inc.* (Pharmaceuticals)	6,014	217,947
Google, Inc.—Class A* (Internet)	1,147	681,284
Henry Schein, Inc.* (Healthcare-Products)	682	41,868
Illumina, Inc.* (Biotechnology)	930	58,906
Infosys Technologies, Ltd.ADR (Software)	837	63,679
Intel Corp. (Semiconductors)	14,694	309,015
Intuit, Inc.* (Software)	2,976	146,717
Intuitive Surgical, Inc.* (Healthcare-Products)	310	79,903
Joy Global, Inc. (Machinery—Construction & Mining)	775	67,231
KLA-Tencor Corp. (Semiconductors)	1,519	58,694
Lam Research Corp.* (Semiconductors)	961	49,761
Liberty Media Holding Corp.-Interactive Series A* (Internet)	4,123	65,020
Life Technologies Corp.* (Biotechnology)	1,426	79,143
Linear Technology Corp. (Semiconductors)	2,263	78,277
Marvell Technology Group, Ltd.* (Semiconductors)	4,681	86,833
Mattel, Inc. (Toys/Games/Hobbies)	3,100	78,833
Maxim Integrated Products, Inc. (Semiconductors)	2,201	51,988
Microchip Technology, Inc. (Semiconductors)	1,178	40,299
Micron Technology, Inc.* (Semiconductors)	7,688	61,658
Microsoft Corp. (Software)	22,165	618,847
Millicom International Cellular S.A. (Telecommunications)	775	74,090
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,317	70,088
NetApp, Inc.* (Computers)	2,821	155,042
Netflix, Inc.* (Internet)	372	65,360
News Corp.—Class A (Media)	10,757	156,622
NII Holdings, Inc.—Class B* (Telecommunications)	1,240	55,378
NVIDIA Corp.* (Semiconductors)	4,247	65,404
O’Reilly Automotive, Inc.* (Retail)	1,054	63,683
Oracle Corp. (Software)	15,779	493,883
PACCAR, Inc. (Auto Manufacturers)	3,069	176,222
Paychex, Inc. (Commercial Services)	2,573	79,531
Priceline.com, Inc.* (Internet)	403	161,019
QIAGEN N.V.* (Biotechnology)	1,767	34,545
Qualcomm, Inc. (Telecommunications)	14,694	727,206
Research In Motion, Ltd.* (Computers)	3,937	228,858
Ross Stores, Inc. (Retail)	930	58,823
SanDisk Corp.* (Computers)	1,798	89,648
Seagate Technology LLC* (Computers)	3,534	53,116
Sears Holdings Corp.* (Retail)	868	64,015
Sigma-Aldrich Corp. (Chemicals)	868	57,774
Staples, Inc. (Retail)	3,658	83,293
Starbucks Corp. (Retail)	7,750	249,007
Stericycle, Inc.* (Environmental Control)	682	55,187
Symantec Corp.* (Internet)	6,107	102,231
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	5,456	284,421
Urban Outfitters, Inc.* (Retail)	1,209	43,294
VeriSign, Inc. (Internet)	1,209	39,498
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,612	56,468
Virgin Media, Inc. (Telecommunications)	2,480	67,555
Vodafone Group PLCADR (Telecommunications)	5,487	145,021
Warner Chilcott PLC—Class A (Pharmaceuticals)	1,891	42,661
Whole Foods Market, Inc.* (Food)	1,364	69,005
Wynn Resorts, Ltd. (Lodging)	1,023	106,228
Xilinx, Inc. (Semiconductors)	2,573	74,566
Yahoo!, Inc.* (Internet)	4,712	78,361

TOTAL COMMON STOCKS
(Cost $7,126,431)		15,498,528

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 165

Repurchase Agreements (36.3%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $676,003 (Collateralized by $677,900 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $689,763)	$676,000	$676,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,667,022 (Collateralized by $1,704,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.21%‡–4.50%, 2/28/11-8/8/11, total value of $1,701,911)	1,667,000	1,667,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $12,931,172 (Collateralized by $13,097,700 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $13,190,396)	12,931,000	12,931,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $305,002 (Collateralized by $306,338 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-1/15/12, total value of $311,170)	305,000	305,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,579,000)		15,579,000

TOTAL INVESTMENT SECURITIES
(Cost $22,705,431)—72.4%		31,077,528
Net other assets (liabilities)—27.6%		11,830,400

NET ASSETS—100.0%		$42,907,928

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $5,980,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/21/11 (Underlying notional amount at value $5,056,470)	114	$40,328

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$31,198,157	$(32,278)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	33,338,770	(182,821)

		$(215,099)

ProFund VP UltraNASDAQ-100 invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Auto Manufacturers	$176,222	0.4%
Biotechnology	923,650	2.2%
Chemicals	57,774	0.1%
Commercial Services	123,602	0.3%
Computers	3,873,137	9.0%
Distribution/Wholesale	63,145	0.1%
Electronics	128,317	0.3%
Energy-Alternate Sources	72,618	0.2%
Environmental Control	55,187	0.1%
Food	69,005	0.2%
Healthcare-Products	156,727	0.4%
Internet	2,308,903	5.4%
Lodging	106,228	0.2%
Machinery-Construction & Mining	67,231	0.2%
Media	578,320	1.3%
Pharmaceuticals	840,570	2.0%
Retail	870,374	2.0%
Semiconductors	1,204,041	2.8%
Software	2,187,985	5.1%
Telecommunications	1,370,900	3.2%
Toys/Games/Hobbies	78,833	0.2%
Transportation	185,759	0.4%
Other**	27,409,400	63.9%

Total	$42,907,928	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

166 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$22,705,431

Securities, at value	15,498,528
Repurchase agreements, at value	15,579,000

Total Investment Securities, at value	31,077,528
Cash	662
Segregated cash balances with custodian	904
Segregated cash balances with brokers	400,710
Dividends and interest receivable	4,203
Receivable for capital shares issued	11,771,789
Prepaid expenses	177

TOTAL ASSETS	43,255,973

LIABILITIES:
Payable for capital shares redeemed	47,639
Unrealized loss on swap agreements	215,099
Variation margin on futures contracts	17,100
Advisory fees payable	17,351
Management services fees payable	2,314
Administration fees payable	1,136
Administrative services fees payable	10,189
Distribution fees payable	9,072
Trustee fees payable	1
Transfer agency fees payable	3,339
Fund accounting fees payable	2,275
Compliance services fees payable	104
Other accrued expenses	22,426

TOTAL LIABILITIES	348,045

NET ASSETS	$42,907,928

NET ASSETS CONSIST OF:
Capital	$99,657,863
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(64,947,261)
Net unrealized appreciation (depreciation) on investments	8,197,326

NET ASSETS	$42,907,928

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,970,693

Net Asset Value (offering and redemption price per share)	$21.77

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$128,001
Interest	21,938

TOTAL INVESTMENT INCOME	149,939

EXPENSES:
Advisory fees	252,382
Management services fees	33,651
Administration fees	14,370
Transfer agency fees	20,350
Administrative services fees	108,390
Distribution fees	84,128
Custody fees	8,708
Fund accounting fees	27,703
Trustee fees	475
Compliance services fees	282
Other fees	54,846

Total Gross Expenses before reductions	605,285
Less Expenses reduced by the Advisor	(38,531)

TOTAL NET EXPENSES	566,754

NET INVESTMENT INCOME (LOSS)	(416,815)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	188,290
Net realized gains (losses) on futures contracts	926,689
Net realized gains (losses) on swap agreements	6,631,442
Change in net unrealized appreciation/depreciation on investments	2,200,979

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,947,400

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,530,585

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 167

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(416,815)	$(344,942)
Net realized gains (losses) on investments	7,746,421	18,505,469
Change in net unrealized appreciation/depreciation on investments	2,200,979	988,437

Change in net assets resulting from operations	9,530,585	19,148,964

CAPITAL TRANSACTIONS:
Proceeds from shares issued	490,712,237	289,404,923
Value of shares redeemed	(488,756,540)	(297,843,593)

Change in net assets resulting from capital transactions	1,955,697	(8,438,670)

Change in net assets	11,486,282	10,710,294
NET ASSETS:
Beginning of period	31,421,646	20,711,352

End of period	$42,907,928	$31,421,646

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	29,579,850	26,971,037
Redeemed	(29,560,304)	(27,841,113)

Change in shares	19,546	(870,076)

See accompanying notes to the financial statements.

168 :: ProFund VP UltraNASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$16.10	$7.34	$26.93	$20.97	$41.79

Investment Activities:
Net investment income (loss)(a)	(0.21)	(0.13)	(0.13)	(0.05)	(0.13)
Net realized and unrealized gains (losses) on investments	5.88	8.89	(19.46)	6.01	(0.53)

Total income (loss) from investment activities	5.67	8.76	(19.59)	5.96	(0.66)

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	—	(20.16)

Total distributions	—	—	—	—	(20.16)

Net Asset Value, End of Period	$21.77	$16.10	$7.34	$26.93	$20.97

Total Return	35.22%	119.35%	(72.74)%	28.42%	4.93%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.79%	1.77%	1.69%	1.75%
Net expenses	1.68%	1.66%	1.63%	1.63%	1.72%
Net investment income (loss)	(1.24)%	(1.20)%	(0.74)%	(0.19)%	(0.40)%

Supplemental Data:
Net assets, end of period (000’s)	$42,908	$31,422	$20,711	$99,909	$73,624
Portfolio turnover rate(b)	26%	423%	611%	979%	1,176%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount of timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Bear :: 169

The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of -17.80%, compared to a total return of 15.08%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), General Electric Co (+20.89%), and Chevron Corp (+18.52%), while the bottom three performers in this group were Microsoft Corp (-8.43%), Johnson & Johnson (-3.97%), and JP Morgan Chase & Co (+1.80%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Bear	-17.80%	-5.04%	-3.15%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**
Fund	Gross	Net

ProFund VP Bear	1.77%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(18)%
Swap Agreements	(82)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index – Composition
% of Index

Consumer Non-Cyclical	21%
Financial	16%
Technology	13%
Energy	12%
Communications	12%
Industrial	11%
Consumer Cyclical	9%
Basic Materials	4%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

170 :: ProFund VP Bear :: Financial Statements

Schedule of Portfolio Investments

U.S. Treasury Obligations (19.2%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$5,050,000	$5,052,762

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,054,531)		5,052,762

Repurchase Agreements (81.2%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $4,274,018 (Collateralized by $4,284,700 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $4,359,680)	4,274,000	4,274,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $4,274,057 (Collateralized by $4,366,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $4,360,490)	4,274,000	4,274,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $4,645,062 (Collateralized by $4,727,300 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $4,739,523)	4,645,000	4,645,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $3,900,049 (Collateralized by $3,975,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $3,989,906)	3,900,000	3,900,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $4,274,025 (Collateralized by $4,330,002 of various U.S. Treasury Notes, 0.88%–1.88%, 4/30/11-6/15/12, total value of $4,359,654)	4,274,000	4,274,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,367,000)		21,367,000

TOTAL INVESTMENT SECURITIES
(Cost $26,421,531)—100.4%		26,419,762
Net other assets (liabilities)—(0.4)%		(117,145)

NET ASSETS—100.0%		$26,302,617

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $4,024,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $4,828,863)	77	$(98,782)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(6,685,874)	$(2,049)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(14,761,362)	(6,338)

		$(8,387)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bear :: 171

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$26,421,531

Securities, at value	5,052,762
Repurchase agreements, at value	21,367,000

Total Investment Securities, at value	26,419,762
Cash	675
Segregated cash balances with brokers	435,051
Interest receivable	157
Receivable for capital shares issued	28,790
Prepaid expenses	201

TOTAL ASSETS	26,884,636

LIABILITIES:
Payable for capital shares redeemed	498,748
Unrealized loss on swap agreements	8,387
Variation margin on futures contracts	963
Advisory fees payable	17,598
Management services fees payable	2,346
Administration fees payable	1,163
Administrative services fees payable	12,091
Distribution fees payable	9,975
Trustee fees payable	1
Transfer agency fees payable	3,393
Fund accounting fees payable	2,328
Compliance services fees payable	126
Other accrued expenses	24,900

TOTAL LIABILITIES	582,019

NET ASSETS	$26,302,617

NET ASSETS CONSIST OF:
Capital	$88,330,427
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(61,918,872)
Net unrealized appreciation (depreciation) on investments	(108,938)

NET ASSETS	$26,302,617

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,291,281

Net Asset Value (offering and redemption price per share)	$20.37

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$53,736

EXPENSES:
Advisory fees	349,698
Management services fees	46,626
Administration fees	19,725
Transfer agency fees	28,602
Administrative services fees	149,916
Distribution fees	116,566
Custody fees	6,840
Fund accounting fees	38,007
Trustee fees	562
Compliance services fees	444
Other fees	57,680

Total Gross Expenses before reductions	814,666
Less Expenses reduced by the Advisor	(31,343)

TOTAL NET EXPENSES	783,323

NET INVESTMENT INCOME (LOSS)	(729,587)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(7,123)
Net realized gains (losses) on futures contracts	(2,433,332)
Net realized gains (losses) on swap agreements	(8,296,988)
Change in net unrealized appreciation/depreciation on investments	(418,127)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(11,155,570)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,885,157)

See accompanying notes to the financial statements.

172 :: ProFund VP Bear :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(729,587)	$(1,081,713)
Net realized gains (losses) on investments	(10,737,443)	(28,346,110)
Change in net unrealized appreciation/depreciation on investments	(418,127)	2,227,299

Change in net assets resulting from operations	(11,885,157)	(27,200,524)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(155,174)

Change in net assets resulting from distributions	—	(155,174)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	518,149,530	491,480,077
Dividends reinvested	—	155,174
Value of shares redeemed	(516,681,041)	(480,524,924)

Change in net assets resulting from capital transactions	1,468,489	11,110,327

Change in net assets	(10,416,668)	(16,245,371)
NET ASSETS:
Beginning of period	36,719,285	52,964,656

End of period	$26,302,617	$36,719,285

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	22,016,264	15,534,642
Reinvested	—	5,894
Redeemed	(22,206,454)	(15,597,673)

Change in shares	(190,190)	(57,137)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Bear :: 173

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$24.79	$34.42	$24.92	$25.78	$28.22

Investment Activities:
Net investment income (loss)(a)	(0.37)	(0.48)	0.06	0.85	0.89
Net realized and unrealized gains (losses) on investments	(4.05)	(9.10)	9.81	(0.71)	(2.99)

Total income (loss) from investment activities	(4.42)	(9.58)	9.87	0.14	(2.10)

Distributions to Shareholders From:
Net investment income	—	(0.05)	(0.37)	(1.00)	(0.34)

Net Asset Value, End of Period	$20.37	$24.79	$34.42	$24.92	$25.78

Total Return	(17.80)%	(27.87)%	39.92%	0.60%	(7.50)%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.77%	1.71%	1.70%	1.74%
Net expenses	1.68%	1.66%	1.63%	1.63%	1.70%
Net investment income (loss)	(1.57)%	(1.57)%	0.22%	3.37%	3.24%

Supplemental Data:
Net assets, end of period (000’s)	$26,303	$36,719	$52,965	$30,237	$29,385
Portfolio turnover rate(b)	599% (c)	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

174 :: ProFund VP Short Mid-Cap :: Management Discussion of Fund Performance

The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400® Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of -25.84%, compared to a total return of 26.65%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Borgwarner Inc (+117.82%), Edwards Lifesciences Corp (+86.16%), and Dollar Tree Inc (+74.16%), while the bottom three performers in this group were Vertex Pharmaceuticals Inc (-18.25%), Cree Research Inc (+16.89%), and New York Community Bancorp (+29.91%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Mid-Cap from November 22, 2004 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Short Mid-Cap	-25.84%	-9.98%	-10.15%
S&P MidCap 400 Index	26.65%	5.72%	7.58%

Expense Ratios**
Fund	Gross	Net

ProFund VP Short Mid-Cap	1.82%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(20)%
Swap Agreements	(80)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index – Composition

% of Index

Industrial	20%
Financial	18%
Consumer Non-Cyclical	18%
Consumer Cyclical	14%
Technology	9%
Utilities	6%
Energy	5%
Basic Materials	5%
Communications	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Mid-Cap :: 175

Schedule of Portfolio Investments

Repurchase Agreements (101.9%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $363,002 (Collateralized by $364,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $370,472)	$363,000	$363,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $363,005 (Collateralized by $372,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.21%‡–4.50%, 2/28/11-8/8/11, total value of $371,592)	363,000	363,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $357,005 (Collateralized by $367,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $366,385)	357,000	357,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $363,005 (Collateralized by $377,100 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.50%–1.38%, 6/30/11-9/15/12, total value of $378,543)	363,000	363,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $363,002 (Collateralized by $365,201 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-1/15/12, total value of $370,309)	363,000	363,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,809,000)		1,809,000

TOTAL INVESTMENT SECURITIES
(Cost $1,809,000)—101.9%		1,809,000
Net other assets (liabilities)—(1.9)%		(33,527)

NET ASSETS—100.0%		$1,775,473

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $358,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 3/21/11 (Underlying notional amount at value $362,480)	4	$(4,957)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(73,151)	$ 333
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(1,339,007)	6,425

		$6,758

See accompanying notes to the financial statements.

176 :: ProFund VP Short Mid-Cap :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$1,809,000

Repurchase agreements, at value	1,809,000

Total Investment Securities, at value	1,809,000
Cash	926
Segregated cash balances with brokers	30,080
Interest receivable	6
Unrealized gain on swap agreements	6,758
Variation margin on futures contracts	2,080
Prepaid expenses	55

TOTAL ASSETS	1,848,905

LIABILITIES:
Payable for capital shares redeemed	62,808
Advisory fees payable	3,515
Management services fees payable	469
Administration fees payable	182
Administrative services fees payable	737
Distribution fees payable	1,324
Transfer agency fees payable	392
Fund accounting fees payable	364
Compliance services fees payable	19
Other accrued expenses	3,622

TOTAL LIABILITIES	73,432

NET ASSETS	$1,775,473

NET ASSETS CONSIST OF:
Capital	$3,769,785
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,996,113)
Net unrealized appreciation (depreciation) on investments	1,801

NET ASSETS	$1,775,473

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	118,775

Net Asset Value (offering and redemption price per share)	$14.95

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$7,701

EXPENSES:
Advisory fees	53,183
Management services fees	7,091
Administration fees	3,150
Transfer agency fees	4,444
Administrative services fees	18,746
Distribution fees	17,728
Custody fees	5,172
Fund accounting fees	5,924
Trustee fees	91
Compliance services fees	77
Other fees	6,525

Total Gross Expenses before reductions	122,131
Less Expenses reduced by the Advisor	(2,994)

TOTAL NET EXPENSES	119,137

NET INVESTMENT INCOME (LOSS)	(111,436)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(601,909)
Net realized gains (losses) on swap agreements	(1,840,383)
Change in net unrealized appreciation/depreciation on investments	(68,018)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,510,310)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,621,746)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 177

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(111,436)	$(127,343)
Net realized gains (losses) on investments	(2,442,292)	(3,805,066)
Change in net unrealized appreciation/depreciation on investments	(68,018)	312,467

Change in net assets resulting from operations	(2,621,746)	(3,619,942)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(49,307)

Change in net assets resulting from distributions	—	(49,307)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	194,596,019	184,545,951
Dividends reinvested	—	49,307
Value of shares redeemed	(194,104,162)	(181,037,857)

Change in net assets resulting from capital transactions	491,857	3,557,401

Change in net assets	(2,129,889)	(111,848)
NET ASSETS:
Beginning of period	3,905,362	4,017,210

End of period	$1,775,473	$3,905,362

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	10,787,880	7,332,714
Reinvested	—	2,309
Redeemed	(10,862,823)	(7,269,546)

Change in shares	(74,943)	65,477

See accompanying notes to the financial statements.

178 :: ProFund VP Short Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$20.16	$31.33	$24.00	$25.38	$26.39

Investment Activities:
Net investment income (loss)(a)	(0.29)	(0.40)	0.14	0.82	0.91
Net realized and unrealized gains (losses) on investments	(4.92)	(10.68)	7.44	(1.55)	(1.87)

Total income (loss) from investment activities	(5.21)	(11.08)	7.58	(0.73)	(0.96)

Distributions to Shareholders From:
Net investment income	—	(0.09)	(0.25)	(0.65)	(0.05)

Net Asset Value, End of Period	$14.95	$20.16	$31.33	$24.00	$25.38

Total Return	(25.84)%	(35.39)%	31.83%	(2.85)%	(3.64)%

Ratios to Average Net Assets:
Gross expenses	1.72%	1.82%	1.73%	1.78%	1.82%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.67%
Net investment income (loss)	(1.57)%	(1.57)%	0.54%	3.41%	3.46%

Supplemental Data:
Net assets, end of period (000’s)	$1,775	$3,905	$4,017	$1,437	$5,210
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Small-Cap :: 179

The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index. The Fund seeks investment results for a single day only, not for longer periods.The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of -28.94%, compared to a total return of 26.87%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Riverbed Technology Inc (+206.23%), Verifone Systems Inc (+135.41%), and Deckers Outdoor Corp (+135.18%), while the bottom three performers in this group were Nordson Corp (+50.18%), Rackspace Hosting Inc (+50.65%), and Hecla Mining Co (+82.20%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from September 3, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Short Small-Cap	-28.94%	-11.28%	-13.31%
Russell 2000 Index	26.87%	4.48%	10.57%

Expense Ratios**
Fund	Gross	Net

ProFund VP Short Small-Cap	1.81%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(8)%
Swap Agreements	(92)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index – Composition

% of Index

Financial	21%
Consumer Non-Cyclical	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	5%
Basic Materials	5%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

180 :: ProFund VP Short Small-Cap :: Financial Statements

Schedule of Portfolio Investments

Repurchase Agreements (95.2%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,125,005 (Collateralized by $1,128,000 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,147,739)	$1,125,000	$1,125,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,125,015 (Collateralized by $1,150,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $1,148,549)	1,125,000	1,125,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,122,015 (Collateralized by $1,148,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $1,146,077)	1,122,000	1,122,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,125,014 (Collateralized by $1,150,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $1,154,312)	1,125,000	1,125,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,125,007 (Collateralized by $1,121,200 of various U.S. Treasury Notes, 1.88%–4.63%, 8/31/11-6/15/12, total value of $1,147,651)	1,125,000	1,125,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,622,000)		5,622,000

TOTAL INVESTMENT SECURITIES (Cost $5,622,000)—95.2%		5,622,000
Net other assets (liabilities)—4.8%		282,207

NET ASSETS—100.0%		$5,904,207

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $480,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Russell 2000 Mini Index Futures Contract expiring 3/21/11 (Underlying notional amount at value $469,260)	6	$(10,694)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(3,106,069)	$27,161
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(2,336,179)	24,253

		$51,414

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 181

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$5,622,000

Repurchase agreements, at value	5,622,000

Total Investment Securities, at value	5,622,000
Cash	378
Segregated cash balances with brokers	26,580
Interest receivable	18
Unrealized gain on swap agreements	51,414
Receivable for capital shares issued	556,505
Variation margin on futures contracts	3,600
Prepaid expenses	76

TOTAL ASSETS	6,260,571

LIABILITIES:
Payable for capital shares redeemed	334,090
Advisory fees payable	3,033
Management services fees payable	404
Administration fees payable	323
Administrative services fees payable	3,642
Distribution fees payable	3,262
Transfer agency fees payable	759
Fund accounting fees payable	647
Compliance services fees payable	33
Other accrued expenses	10,171

TOTAL LIABILITIES	356,364

NET ASSETS	$5,904,207

NET ASSETS CONSIST OF:
Capital	$23,958,071
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(18,094,584)
Net unrealized appreciation (depreciation) on investments	40,720

NET ASSETS	$5,904,207

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	697,171

Net Asset Value (offering and redemption price per share)	$8.47

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$13,824

EXPENSES:
Advisory fees	93,505
Management services fees	12,467
Administration fees	5,493
Transfer agency fees	7,867
Administrative services fees	34,934
Distribution fees	31,168
Custody fees	6,030
Fund accounting fees	10,455
Trustee fees	162
Compliance services fees	119
Other fees	21,868

Total Gross Expenses before reductions	224,068
Less Expenses reduced by the Advisor	(14,617)

TOTAL NET EXPENSES	209,451

NET INVESTMENT INCOME (LOSS)	(195,627)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(521,956)
Net realized gains (losses) on swap agreements	(4,020,771)
Change in net unrealized appreciation/depreciation on investments	(36,884)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,579,611)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,775,238)

See accompanying notes to the financial statements.

182 :: ProFund VP Short Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(195,627)	$(368,987)
Net realized gains (losses) on investments	(4,542,727)	(10,397,721)
Change in net unrealized appreciation/depreciation on investments	(36,884)	671,918

Change in net assets resulting from operations	(4,775,238)	(10,094,790)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(120,502)

Change in net assets resulting from distributions	—	(120,502)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	295,067,097	534,646,994
Dividends reinvested	—	120,502
Value of shares redeemed	(297,752,434)	(523,684,945)

Change in net assets resulting from capital transactions	(2,685,337)	11,082,551

Change in net assets	(7,460,575)	867,259
NET ASSETS:
Beginning of period	13,364,782	12,497,523

End of period	$5,904,207	$13,364,782

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	28,112,417	36,100,406
Reinvested	—	9,695
Redeemed	(28,536,841)	(35,693,875)

Change in shares	(424,424)	416,226

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short Small-Cap :: 183

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$11.92	$17.72	$14.85	$14.58	$16.62

Investment Activities:
Net investment income (loss)(a)	(0.17)	(0.24)	0.08	0.50	0.56
Net realized and unrealized gains (losses) on investments	(3.28)	(5.49)	3.37	0.15	(2.50)

Total income (loss) from investment activities	(3.45)	(5.73)	3.45	0.65	(1.94)

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.58)	(0.38)	(0.10)

Net Asset Value, End of Period	$8.47	$11.92	$17.72	$14.85	$14.58

Total Return	(28.94)%	(32.37)%	24.08%	4.46%	(11.73)%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.81%	1.71%	1.67%	1.67%
Net expenses	1.68%	1.67%	1.63%	1.62%	1.62%
Net investment income (loss)	(1.57)%	(1.57)%	0.49%	3.42%	3.52%

Supplemental Data:
Net assets, end of period (000’s)	$5,904	$13,365	$12,498	$15,367	$13,052
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

184 :: ProFund VP Short Dow 30 :: Management Discussion of Fund Performance

The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (“DJIA”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of -21.86%, compared to a total return of 14.10%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Caterpillar Inc (+64.34%), McDonald’s Corp (+22.93%), and The Boeing Co (+20.56%), while the bottom three performers in this group were 3M Co (+4.39%), Exxon Mobil Corp (+7.23%), and Proctor & Gamble Co (+9.36%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Dow 30 from May 1, 2006 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Since Inception

ProFund VP Short Dow 30	-21.86%	-8.24%
Dow Jones Industrial Average	14.10%	3.20%

Expense Ratios**
Fund	Gross	Net

ProFund VP Short Dow 30	2.48%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average – Composition

% of Index

Industrial	22%
Consumer Non-Cyclical	18%
Technology	16%
Consumer Cyclical	11%
Energy	11%
Financial	10%
Communications	8%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Dow 30 :: 185

Schedule of Portfolio Investments

Repurchase Agreements (115.6%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $14,000 (Collateralized by $14,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $14,347)	$14,000	$14,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $14,000 (Collateralized by $15,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $14,981)	14,000	14,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $12,000 (Collateralized by $13,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $12,978)	12,000	12,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $14,000 (Collateralized by $14,000 U.S. Treasury Notes, 4.50%, 2/28/11, total value of $14,350)	14,000	14,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $14,000 (Collateralized by $13,700 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $14,308)	14,000	14,000

TOTAL REPURCHASE AGREEMENTS
(Cost $68,000)		68,000

TOTAL INVESTMENT SECURITIES
(Cost $68,000)—115.6%		68,000
Net other assets (liabilities)—(15.6)%		(9,170)

NET ASSETS—100.0%		$58,830

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $68,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(45,643)	$(107)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(13,451)	(29)

		$(136)

See accompanying notes to the financial statements.

186 :: ProFund VP Short Dow 30 :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$68,000

Repurchase agreements, at value	68,000

Total Investment Securities, at value	68,000
Segregated cash balances with custodian	112,000
Prepaid expenses	1

TOTAL ASSETS	180,001

LIABILITIES:
Cash overdraft	111,098
Payable for capital shares redeemed	4,281
Unrealized loss on swap agreements	136
Advisory fees payable	2,760
Management services fees payable	368
Administration fees payable	114
Administrative services fees payable	60
Distribution fees payable	797
Transfer agency fees payable	172
Fund accounting fees payable	227
Compliance services fees payable	9
Other accrued expenses	1,149

TOTAL LIABILITIES	121,171

NET ASSETS	$58,830

NET ASSETS CONSIST OF:
Capital	$176,869
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(117,903)
Net unrealized appreciation (depreciation) on investments	(136)

NET ASSETS	$58,830

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	9,568

Net Asset Value (offering and redemption price per share)	$6.15

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$522

EXPENSES:
Advisory fees	3,493
Management services fees	466
Administration fees	188
Transfer agency fees	272
Administrative services fees	163
Distribution fees	1,164
Custody fees	3,109
Fund accounting fees	365
Trustee fees	3
Compliance services fees	10
Printing fees	571
Other fees	471

Total Gross Expenses before reductions	10,275
Less Expenses reduced by the Advisor	(2,451)

TOTAL NET EXPENSES	7,824

NET INVESTMENT INCOME (LOSS)	(7,302)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(8,695)
Net realized gains (losses) on swap agreements	(153,618)
Change in net unrealized appreciation/depreciation on investments	(522)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(162,835)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(170,137)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 187

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,302)	$(6,884)
Net realized gains (losses) on investments	(162,313)	55,192
Change in net unrealized appreciation/depreciation on investments	(522)	2,680

Change in net assets resulting from operations	(170,137)	50,988

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Return of capital	—	(3,230)
Net realized gains on investments	—	(1,186,639)

Change in net assets resulting from distributions	—	(1,189,869)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,255,952	16,243,046
Dividends reinvested	—	1,189,869
Value of shares redeemed	(22,166,203)	(16,387,069)

Change in net assets resulting from capital transactions	89,749	1,045,846

Change in net assets	(80,388)	(93,035)
NET ASSETS:
Beginning of period	139,218	232,253

End of period	$58,830	$139,218

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	3,208,941	711,253
Reinvested	—	120,704
Redeemed	(3,217,046)	(821,578)

Change in shares	(8,105)	10,379

See accompanying notes to the financial statements.

188 :: ProFund VP Short Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

						Period
						May 1, 2006
	Year Ended	Year Ended		Year Ended	Year Ended	through
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$7.88	$31.84		$26.69	$28.21	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.11)	(0.25)		(0.25)	0.86	0.72
Net realized and unrealized gains (losses) on investments	(1.62)	(6.49	)(c)	6.91	(1.64)	(2.51)

Total income (loss) from investment activities	(1.73)	(6.74)		6.66	(0.78)	(1.79)

Distributions to Shareholders From:
Net investment income	—	—		(1.51)	(0.74)	—
Return of capital	—	(0.05)		—	—	—
Net realized gains on investments	—	(17.17)		—	—	—

Total distributions	—	(17.22)		(1.51)	(0.74)	—

Net Asset Value, End of Period	$6.15	$7.88		$31.84	$26.69	$28.21

Total Return	(21.86)%	(25.39)%		25.51%	(2.67)%	(6.00)% (d)

Ratios to Average Net Assets:
Gross expenses(e)	2.21%	2.48%		1.98%	2.37%	2.25%
Net expenses(e)	1.68%	1.66%		1.63%	1.72% (f)	1.63%
Net investment income (loss)(e)	(1.57)%	(1.59)%		(0.79)%	3.21%	3.61%

Supplemental Data:
Net assets, end of period (000’s)	$59	$139		$232	$195	$204
Portfolio turnover rate(g)	—	—		—	—	—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007.
(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Short NASDAQ-100 :: 189

The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of -21.18%, compared to a total return of 20.16%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), Starbucks Corp (+39.33%), and Amazon.com Inc (+33.81%), while the bottom three performers in this group were Cisco Systems Inc (-15.50%), Microsoft Corp (-8.43%), and Teva Pharmaceutical Industries Ltd (-7.21%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short NASDAQ-100 from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Short NASDAQ-100	-21.18%	-9.58%	-10.62%
NASDAQ-100 Index	20.16%	6.80%	7.15%

Expense Ratios**
Fund	Gross	Net

ProFund VP Short NASDAQ-100	1.81%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(6)%
Swap Agreements	(94)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition

% of Index

Technology	47%
Communications	27%
Consumer Non-Cyclical	14%
Consumer Cyclical	8%
Industrial	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

190 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments

U.S. Treasury Obligations (21.3%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$2,005,000	$2,006,096

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,006,799)		2,006,096

Repurchase Agreements (106.6%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,009,008 (Collateralized by $2,014,200 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $2,049,447)	2,009,000	2,009,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,009,027 (Collateralized by $2,054,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $2,051,408)	2,009,000	2,009,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,002,027 (Collateralized by $2,048,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $2,044,570)	2,002,000	2,002,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,009,025 (Collateralized by $2,050,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.50%–4.50%, 2/28/11-6/30/11, total value of $2,057,794)	2,009,000	2,009,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,009,012 (Collateralized by $2,008,194 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-6/15/12, total value of $2,049,275)	2,009,000	2,009,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,038,000)		10,038,000

TOTAL INVESTMENT SECURITIES
(Cost $12,044,799)—127.9%		12,044,096
Net other assets (liabilities)—(27.9)%		(2,624,214)

NET ASSETS—100.0%		$9,419,882

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $1,657,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/21/11 (Underlying notional amount at value $576,615)	13	$(4,670)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(2,443,977)	$23,182
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(6,400,050)	34,417

		$57,599

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 191

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$12,044,799

Securities, at value	2,006,096
Repurchase agreements, at value	10,038,000

Total Investment Securities, at value	12,044,096
Cash	750
Segregated cash balances with custodian	599
Segregated cash balances with brokers	45,305
Unrealized gain on swap agreements	57,599
Interest receivable	68
Receivable for capital shares issued	248,628
Variation margin on futures contracts	1,950
Prepaid expenses	58

TOTAL ASSETS	12,399,053

LIABILITIES:
Payable for capital shares redeemed	2,947,436
Advisory fees payable	5,130
Management services fees payable	684
Administration fees payable	402
Administrative services fees payable	4,998
Distribution fees payable	4,445
Trustee fees payable	1
Transfer agency fees payable	1,481
Fund accounting fees payable	804
Compliance services fees payable	45
Other accrued expenses	13,745

TOTAL LIABILITIES	2,979,171

NET ASSETS	$9,419,882

NET ASSETS CONSIST OF:
Capital	$65,892,860
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(56,525,204)
Net unrealized appreciation (depreciation) on investments	52,226

NET ASSETS	$9,419,882

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	997,026

Net Asset Value (offering and redemption price per share)	$9.45

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$19,874

EXPENSES:
Advisory fees	125,762
Management services fees	16,768
Administration fees	7,222
Transfer agency fees	10,519
Administrative services fees	52,881
Distribution fees	41,921
Custody fees	7,883
Fund accounting fees	13,991
Trustee fees	209
Compliance services fees	143
Other fees	26,160

Total Gross Expenses before reductions	303,459
Less Expenses reduced by the Advisor	(21,389)

TOTAL NET EXPENSES	282,070

NET INVESTMENT INCOME (LOSS)	(262,196)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(255,376)
Net realized gains (losses) on swap agreements	(4,043,310)
Change in net unrealized appreciation/depreciation on investments	14,957

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,283,729)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,545,925)

See accompanying notes to the financial statements.

192 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(262,196)	$(313,540)
Net realized gains (losses) on investments	(4,298,686)	(11,761,028)
Change in net unrealized appreciation/depreciation on investments	14,957	676,698

Change in net assets resulting from operations	(4,545,925)	(11,397,870)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(112,025)

Change in net assets resulting from distributions	—	(112,025)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	190,335,011	193,613,680
Dividends reinvested	—	112,025
Value of shares redeemed	(188,403,110)	(186,478,577)

Change in net assets resulting from capital transactions	1,931,901	7,247,128

Change in net assets	(2,614,024)	(4,262,767)
NET ASSETS:
Beginning of period	12,033,906	16,296,673

End of period	$9,419,882	$12,033,906

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	17,095,648	12,123,504
Reinvested	—	8,539
Redeemed	(17,102,249)	(11,931,837)

Change in shares	(6,601)	200,206

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short NASDAQ-100 :: 193

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$11.99	$20.28	$14.18	$18.18	$18.56

Investment Activities:
Net investment income (loss)(a)	(0.17)	(0.24)	0.07	0.59	0.64
Net realized and unrealized gains (losses) on investments	(2.37)	(8.00)	6.59	(2.63)	(0.88)

Total income (loss) from investment activities	(2.54)	(8.24)	6.66	(2.04)	(0.24)

Distributions to Shareholders From:
Net investment income	—	(0.05)	(0.56)	(1.96)	(0.14)

Net Asset Value, End of Period	$9.45	$11.99	$20.28	$14.18	$18.18

Total Return	(21.18)%	(40.66)%	48.16%	(11.60)%	(1.31)%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.81%	1.76%	1.71%	1.70%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.66%
Net investment income (loss)	(1.56)%	(1.57)%	0.41%	3.50%	3.34%

Supplemental Data:
Net assets, end of period (000’s)	$9,420	$12,034	$16,297	$11,845	$23,898
Portfolio turnover rate(b)	—	—	—	—	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

194 :: ProFund VP Short International :: Management Discussion of Fund Performance

The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Since the foreign markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of -14.69%, compared to a total return of 8.21%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries:Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were BHP Billiton Ltd (+23.46%), Nestle (+20.65%), and Vodafone Group (+11.40%), while the bottom three performers in this group were BP (-25.08%), Total (-17.83%), and Roche Holding AG (-13.79%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short International from August 31, 2007 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Since Inception

ProFund VP Short International	-14.69%	-6.29%
MSCI EAFE	8.21%	-4.92%

Expense Ratios**
Fund	Gross	Net

ProFund VP Short International	1.75%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(41)%
Swap Agreements	(58)%

Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index

Financials	25%
Industrials	13%
Materials	11%
Consumer Discretionary	11%
Consumer Staples	10%
Health Care	8%
Energy	8%
Telecommunication Services	5%
Utilities	5%
Information Technology	5%

Country Breakdown

Japan	22%
United Kingdom	21%
France	10%
Australia	9%
Germany	8%
Switzerland	8%
Spain	3%
Sweden	3%
Hong Kong	3%
Other	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short International :: 195

Schedule of Portfolio Investments

Repurchase Agreements (96.3%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $234,001 (Collateralized by $234,600 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $238,705)	$234,000	$234,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $234,003 (Collateralized by $240,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $239,697)	234,000	234,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $232,003 (Collateralized by $238,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $237,601)	232,000	232,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $234,003 (Collateralized by $240,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $240,900)	234,000	234,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $234,001 (Collateralized by $235,427 U.S. Treasury Notes, 1.13%, 1/15/12, total value of $238,680)	234,000	234,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,168,000)		1,168,000

TOTAL INVESTMENT SECURITIES
(Cost $1,168,000)—96.3%		1,168,000
Net other assets (liabilities)—3.7%		45,058

NET ASSETS—100.0%		$1,213,058

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $390,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 3/21/11 (Underlying notional amount at value $497,250)	6	$(10,419)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE	$(211,571)	$(2,668)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE	(496,617)	(5,943)

		$(8,611)

See accompanying notes to the financial statements.

196 :: ProFund VP Short International :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$1,168,000

Repurchase agreements, at value	1,168,000

Total Investment Securities, at value	1,168,000
Cash	97
Segregated cash balances with brokers	60,030
Interest receivable	4
Receivable for capital shares issued	290
Prepaid expenses	7

TOTAL ASSETS	1,228,428

LIABILITIES:
Unrealized loss on swap agreements	8,611
Variation margin on futures contracts	2,640
Advisory fees payable	188
Management services fees payable	25
Administration fees payable	44
Administrative services fees payable	907
Distribution fees payable	929
Transfer agency fees payable	143
Fund accounting fees payable	89
Compliance services fees payable	5
Other accrued expenses	1,789

TOTAL LIABILITIES	15,370

NET ASSETS	$1,213,058

NET ASSETS CONSIST OF:
Capital	$2,172,585
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(940,497)
Net unrealized appreciation (depreciation) on investments	(19,030)

NET ASSETS	$1,213,058

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	59,031

Net Asset Value (offering and redemption price per share)	$20.55

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$2,264

EXPENSES:
Advisory fees	15,628
Management services fees	2,084
Administration fees	874
Transfer agency fees	1,274
Administrative services fees	4,855
Distribution fees	5,209
Custody fees	4,089
Fund accounting fees	1,699
Trustee fees	24
Compliance services fees	25
Printing fees	1,948
Other fees	1,278

Total Gross Expenses before reductions	38,987
Less Expenses reduced by the Advisor	(3,980)

TOTAL NET EXPENSES	35,007

NET INVESTMENT INCOME (LOSS)	(32,743)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(78,208)
Net realized gains (losses) on swap agreements	(275,580)
Change in net unrealized appreciation/depreciation on investments	(25,621)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(379,409)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(412,152)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short International :: 197

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(32,743)	$(65,038)
Net realized gains (losses) on investments	(353,788)	(1,885,591)
Change in net unrealized appreciation/depreciation on investments	(25,621)	247,219

Change in net assets resulting from operations	(412,152)	(1,703,410)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(368,411)

Change in net assets resulting from distributions	—	(368,411)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,345,379	7,502,569
Dividends reinvested	—	368,411
Value of shares redeemed	(14,989,898)	(8,472,068)

Change in net assets resulting from capital transactions	(644,519)	(601,088)

Change in net assets	(1,056,671)	(2,672,909)
NET ASSETS:
Beginning of period	2,269,729	4,942,638

End of period	$1,213,058	$2,269,729

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	575,791	186,653
Reinvested	—	14,993
Redeemed	(610,961)	(229,189)

Change in shares	(35,170)	(27,543)

See accompanying notes to the financial statements.

198 :: ProFund VP Short International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

				Period
				Aug. 31, 2007
	Year Ended	Year Ended	Year Ended	through
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$24.09	$40.60	$29.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.38)	(0.56)	(0.25)	0.28
Net realized and unrealized gains (losses) on investments	(3.16)	(11.65)	11.48	(0.89)

Total income (loss) from investment activities	(3.54)	(12.21)	11.23	(0.61)

Distributions to Shareholders From:
Net investment income	—	—	(0.02)	—
Net realized gains on investments	—	(4.30)	—	—

Total distributions	—	(4.30)	(0.02)	—

Net Asset Value, End of Period	$20.55	$24.09	$40.60	$29.39

Total Return	(14.69)%	(30.28)%	38.23%	(2.03)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.87%	1.75%	1.77%	3.42%
Net expenses(d)	1.68%	1.66%	1.63%	1.64%	(e)
Net investment income (loss)(d)	(1.57)%	(1.55)%	(0.62)%	2.93%

Supplemental Data:
Net assets, end of period (000’s)	$1,213	$2,270	$4,943	$192
Portfolio turnover rate(f)	—	—	—	—

(a)	Period from commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Emerging Markets :: 199

The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of -18.42%, compared to a total return of 11.43%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on The NASDAQ Stock Market. The Index consists of companies from the following emerging market countries: Brazil, Chile, China, Columbia, Hong Kong, India, Indonesia, Israel, Luxembourg, Mexico, Peru, Philippines, Russia, South Africa, South Korea, Taiwan, and Turkey. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Infosys Technologies Ltd (+37.65%), America Movil (+22.05%), and Vale S.A. – Preferred (+21.76%), while the bottom three performers in this group were Petroleo Brasileiro S.A. (-20.64%), Petroleo Brasileiro S.A. - Spon (-19.39%), and Itau Unibanco Banco Holding S.A. (+5.12%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Emerging Markets from August 31, 2007 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Since Inception

ProFund VP Short Emerging Markets	-18.42%	-21.26%
Bank of New York Mellon Emerging Markets 50 ADR Index	11.43%	3.25%

Expense Ratios**
Fund	Gross	Net

ProFund VP Short Emerging Markets	1.86%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition

Industry Breakdown	% of Index

Energy	25%
Financial	19%
Basic Materials	19%
Communications	18%
Technology	10%
Consumer Non-Cyclical	4%
Industrial	2%
Utilities	2%
Consumer Cyclical	1%

Country Composition	Weight

Brazil	38%
India	10%
China	10%
Hong Kong	9%
Mexico	9%
South Korea	9%
Taiwan	7%
South Africa	5%
Other	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

200 :: ProFund VP Short Emerging Markets :: Financial Statements

Schedule of Portfolio Investments

Repurchase Agreements (88.5%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $429,002 (Collateralized by $430,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $437,627)	$429,000	$429,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $429,006 (Collateralized by $439,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $438,446)	429,000	429,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $426,006 (Collateralized by $436,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $435,270)	426,000	426,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $429,005 (Collateralized by $445,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $446,669)	429,000	429,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $429,003 (Collateralized by $430,472 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-1/15/12, total value of $437,615)	429,000	429,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,142,000)		2,142,000

TOTAL INVESTMENT SECURITIES
(Cost $2,142,000)—88.5%		2,142,000
Net other assets (liabilities)—11.5%		278,596

NET ASSETS—100.0%		$2,420,596

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $200,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(1,439,537)	$(41,072)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(983,113)	(18,149)

		$(59,221)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 201

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$2,142,000

Repurchase agreements, at value	2,142,000

Total Investment Securities, at value	2,142,000
Cash	67
Interest receivable	7
Receivable for capital shares issued	345,781
Prepaid expenses	7

TOTAL ASSETS	2,487,862

LIABILITIES:
Payable for capital shares redeemed	712
Unrealized loss on swap agreements	59,221
Advisory fees payable	1,173
Management services fees payable	157
Administration fees payable	69
Administrative services fees payable	1,685
Distribution fees payable	1,668
Transfer agency fees payable	241
Fund accounting fees payable	137
Compliance services fees payable	8
Other accrued expenses	2,195

TOTAL LIABILITIES	67,266

NET ASSETS	$2,420,596

NET ASSETS CONSIST OF:
Capital	$4,064,937
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,585,120)
Net unrealized appreciation (depreciation) on investments	(59,221)

NET ASSETS	$2,420,596

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	179,197

Net Asset Value (offering and redemption price per share)	$13.51

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$3,351

EXPENSES:
Advisory fees	19,980
Management services fees	2,664
Administration fees	1,140
Transfer agency fees	1,655
Administrative services fees	6,293
Distribution fees	6,660
Custody fees	3,273
Fund accounting fees	2,205
Trustee fees	32
Compliance services fees	31
Other fees	3,810

Total Gross Expenses before reductions	47,743
Less Expenses reduced by the Advisor	(2,988)

TOTAL NET EXPENSES	44,755

NET INVESTMENT INCOME (LOSS)	(41,404)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(553,659)
Change in net unrealized appreciation/depreciation on investments	(55,408)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(609,067)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(650,471)

See accompanying notes to the financial statements.

202 :: ProFund VP Short Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(41,404)	$(35,976)
Net realized gains (losses) on investments	(553,659)	(1,913,442)
Change in net unrealized appreciation/depreciation on investments	(55,408)	151,797

Change in net assets resulting from operations	(650,471)	(1,797,621)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	36,643,617	10,009,578
Value of shares redeemed	(34,644,031)	(11,080,582)

Change in net assets resulting from capital transactions	1,999,586	(1,071,004)

Change in net assets	1,349,115	(2,868,625)
NET ASSETS:
Beginning of period	1,071,481	3,940,106

End of period	$2,420,596	$1,071,481

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	2,282,285	382,509
Redeemed	(2,167,775)	(439,847)

Change in shares	114,510	(57,338)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short Emerging Markets :: 203

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

				Period
				Aug. 31, 2007
	Year Ended	Year Ended	Year Ended	through
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$16.56	$32.29	$24.44	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.25)	(0.38)	(0.11)	0.26
Net realized and unrealized gains (losses) on investments	(2.80)	(15.35)	7.99	(5.82)

Total income (loss) from investment activities	(3.05)	(15.73)	7.88	(5.56)

Distributions to Shareholders From:
Net investment income	—	—	(0.03)	—

Net Asset Value, End of Period	$13.51	$16.56	$32.29	$24.44

Total Return	(18.42)%	(48.71)%	32.23%	(18.53)% (c)

Ratios to Average Net Assets:
Gross expenses(d)	1.79%	1.86%	1.81%	3.60%
Net expenses(d)	1.68%	1.66%	1.63%	1.64%(e)
Net investment income (loss)(d)	(1.56)%	(1.54)%	(0.36)%	3.15%

Supplemental Data:
Net assets, end of period (000’s)	$2,421	$1,071	$3,940	$181
Portfolio turnover rate(f)	—	—	—	—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

204 :: ProFund VP UltraShort Dow 30 :: Management Discussion of Fund Performance

The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (“DJIA”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of -33.73%, compared to a total return of 14.10%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Caterpillar Inc (+64.34%), McDonald’s Corp (+22.93%), and The Boeing Co (+20.56%), while the bottom three performers in this group were 3M Co (+4.39%), Exxon Mobil Corp (+7.23%), and Proctor & Gamble Co (+9.36%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort Dow 30 from September 14, 2006 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Since Inception

ProFund VP UltraShort Dow 30	-33.73%	-19.64%
Dow Jones Industrial Average	14.10%	2.24%

Expense Ratios**
Fund	Gross	Net

ProFund VP UltraShort Dow 30	1.89%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Swap Agreements	(200)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average – Composition

% of Index

Industrial	22%
Consumer Non-Cyclical	18%
Technology	16%
Consumer Cyclical	11%
Energy	11%
Financial	10%
Communications	8%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 205

Schedule of Portfolio Investments

Repurchase Agreements (101.2%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $103,000 (Collateralized by $103,400 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $105,209)	$103,000	$103,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $103,001 (Collateralized by $107,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $106,865)	103,000	103,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $100,001 (Collateralized by $104,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $103,826)	100,000	100,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $103,001 (Collateralized by $107,200 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.19%‡–1.38%, 6/30/11-9/15/12, total value of $107,597)	103,000	103,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $103,001 (Collateralized by $100,800 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $105,274)	103,000	103,000

TOTAL REPURCHASE AGREEMENTS
(Cost $512,000)		512,000

TOTAL INVESTMENT SECURITIES
(Cost $512,000)—101.2%		512,000
Net other assets (liabilities)—(1.2)%		(6,114)

NET ASSETS—100.0%		$505,886

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $218,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(618,964)	$(879)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(394,623)	(1,963)

		$(2,842)

See accompanying notes to the financial statements.

206 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$512,000

Repurchase agreements, at value	512,000

Total Investment Securities, at value	512,000
Cash	820
Interest receivable	2
Prepaid expenses	14

TOTAL ASSETS	512,836

LIABILITIES:
Payable for capital shares redeemed	100
Unrealized loss on swap agreements	2,842
Advisory fees payable	337
Management services fees payable	45
Administration fees payable	60
Administrative services fees payable	906
Distribution fees payable	836
Transfer agency fees payable	154
Fund accounting fees payable	121
Compliance services fees payable	6
Other accrued expenses	1,543

TOTAL LIABILITIES	6,950

NET ASSETS	$505,886

NET ASSETS CONSIST OF:
Capital	$883,112
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(374,384)
Net unrealized appreciation (depreciation) on investments	(2,842)

NET ASSETS	$505,886

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	83,340

Net Asset Value (offering and redemption price per share)	$6.07

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$2,189

EXPENSES:
Advisory fees	15,787
Management services fees	2,105
Administration fees	928
Transfer agency fees	1,269
Administrative services fees	3,992
Distribution fees	5,262
Custody fees	4,794
Fund accounting fees	1,687
Trustee fees	36
Compliance services fees	20
Other fees	2,862

Total Gross Expenses before reductions	38,742
Less Expenses reduced by the Advisor	(3,205)

TOTAL NET EXPENSES	35,537

NET INVESTMENT INCOME (LOSS)	(33,348)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(71,118)
Net realized gains (losses) on swap agreements	(410,793)
Change in net unrealized appreciation/depreciation on investments	(31,212)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(513,123)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(546,471)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 207

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(33,348)	$(24,220)
Net realized gains (losses) on investments	(481,911)	(2,172,887)
Change in net unrealized appreciation/depreciation on investments	(31,212)	46,834

Change in net assets resulting from operations	(546,471)	(2,150,273)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(4,118)
Net realized gains on investments	—	(1,016,509)

Change in net assets resulting from distributions	—	(1,020,627)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	196,389,470	127,968,624
Dividends reinvested	—	1,020,627
Value of shares redeemed	(195,800,625)	(125,619,267)

Change in net assets resulting from capital transactions	588,845	3,369,984

Change in net assets	42,374	199,084
NET ASSETS:
Beginning of period	463,512	264,428

End of period	$505,886	$463,512

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	24,885,987	9,944,110
Reinvested	—	94,067
Redeemed	(24,853,210)	(10,000,391)

Change in shares	32,777	37,786

See accompanying notes to the financial statements.

208 :: ProFund VP UltraShort Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

					Period
					Sept. 14, 2006
	Year Ended	Year Ended	Year Ended	Year Ended	through
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$9.17	$20.70	$23.18	$26.22	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.12)	(0.21)	0.11	0.68	0.30
Net realized and unrealized gains (losses) on investments	(2.98)	(8.95)	10.79	(3.35)	(4.08)

Total income (loss) from investment activities	(3.10)	(9.16)	10.90	(2.67)	(3.78)

Distributions to Shareholders From:
Net investment income	—	(0.01)	(0.46)	(0.37)	—
Net realized gains on investments	—	(2.36)	(12.92)	—	—

Total distributions	—	(2.37)	(13.38)	(0.37)	—

Net Asset Value, End of Period	$6.07	$9.17	$20.70	$23.18	$26.22

Total Return	(33.73)%	(46.08)%	39.37%	(10.16)%	(12.60)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.84%	1.89%	1.85%	2.30%	5.58%
Net expenses(d)	1.69% (e)	1.66%	1.63%	1.91% (f)	1.65%	(f)
Net investment income (loss)(d)	(1.58)%	(1.59)%	0.40%	2.90%	3.68%

Supplemental Data:
Net assets, end of period (000’s)	$506	$464	$264	$157	$175
Portfolio turnover rate(g)	—	—	—	—	—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accural relative to sales and purchases of fund shares during the period.
(f)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period December 31, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP UltraShort NASDAQ-100 :: 209

The ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of -41.02%, compared to a total return of 20.16%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), Starbucks Corp (+39.33%), and Amazon.com Inc (+33.81%), while the bottom three performers in this group were Cisco Systems Inc (-15.50%), Microsoft Corp (-8.43%), and Teva Pharmaceutical Industries Ltd (-7.21%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort NASDAQ-100 from September 14, 2006 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Since Inception

ProFund VP UltraShort NASDAQ-100	-41.02%	-27.73%
NASDAQ-100 Index	20.16%	6.05%

Expense Ratios**
Fund	Gross	Net

ProFund VP UltraShort NASDAQ-100	1.82%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(8)%
Swap Agreements	(192)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition
% of Index

Technology	47%
Communications	27%
Consumer Non-Cyclical	14%
Consumer Cyclical	8%
Industrial	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

210 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments

Repurchase Agreements (105.3%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $371,002 (Collateralized by $372,000 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $378,510)	$371,000	$371,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $371,005 (Collateralized by $380,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $379,520)	371,000	371,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $371,005 (Collateralized by $381,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $380,362)	371,000	371,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $371,005 (Collateralized by $385,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $386,444)	371,000	371,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $371,002 (Collateralized by $370,589 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-1/15/12, total value of $378,519)	371,000	371,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,855,000)		1,855,000

TOTAL INVESTMENT SECURITIES (Cost $1,855,000)—105.3%		1,855,000
Net other assets (liabilities)—(5.3)%		(93,750)

NET ASSETS—100.0%		$1,761,250

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $470,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Sold

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/21/11 (Underlying notional amount at value $133,065)	3	$(1,081)

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(1,463,378)	$8,632
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(1,926,480)	10,360

		$18,992

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 211

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$1,855,000

Repurchase agreements, at value	1,855,000

Total Investment Securities, at value	1,855,000
Cash	558
Segregated cash balances with brokers	10,455
Interest receivable	6
Unrealized gain on swap agreements	18,992
Variation margin on futures contracts	450
Prepaid expenses	28

TOTAL ASSETS	1,885,489

LIABILITIES:
Payable for capital shares redeemed	116,121
Advisory fees payable	1,521
Management services fees payable	203
Administration fees payable	104
Administrative services fees payable	1,740
Distribution fees payable	1,647
Transfer agency fees payable	308
Fund accounting fees payable	208
Compliance services fees payable	11
Other accrued expenses	2,376

TOTAL LIABILITIES	124,239

NET ASSETS	$1,761,250

NET ASSETS CONSIST OF:
Capital	$2,436,881
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(693,542)
Net unrealized appreciation (depreciation) on investments	17,911

NET ASSETS	$1,761,250

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	242,501

Net Asset Value (offering and redemption price per share)	$7.26

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$3,913

EXPENSES:
Advisory fees	25,110
Management services fees	3,348
Administration fees	1,473
Transfer agency fees	2,050
Administrative services fees	5,320
Distribution fees	8,370
Custody fees	5,250
Fund accounting fees	2,724
Trustee fees	46
Compliance services fees	37
Other fees	4,673

Total Gross Expenses before reductions	58,401
Less Expenses reduced by the Advisor	(4,469)

TOTAL NET EXPENSES	53,932

NET INVESTMENT INCOME (LOSS)	(50,019)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(135,884)
Net realized gains (losses) on swap agreements	(3,051,695)
Change in net unrealized appreciation/depreciation on investments	(7,541)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,195,120)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,245,139)

See accompanying notes to the financial statements.

212 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(50,019)	$(38,108)
Net realized gains (losses) on investments	(3,187,579)	(4,306,999)
Change in net unrealized appreciation/depreciation on investments	(7,541)	31,503

Change in net assets resulting from operations	(3,245,139)	(4,313,604)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(3,579)

Change in net assets resulting from distributions	—	(3,579)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	168,894,408	221,041,301
Dividends reinvested	—	3,579
Value of shares redeemed	(164,272,530)	(216,989,724)

Change in net assets resulting from capital transactions	4,621,878	4,055,156

Change in net assets	1,376,739	(262,027)
NET ASSETS:
Beginning of period	384,511	646,538

End of period	$1,761,250	$384,511

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	16,042,216	12,148,470
Reinvested	—	243
Redeemed	(15,830,973)	(12,136,303)

Change in shares	211,243	12,410

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraShort NASDAQ-100 :: 213

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Period Sep. 14, 2006 through Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$12.30	$34.30	$18.97	$26.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.15)	(0.29)	0.06	0.60	0.29
Net realized and unrealized gains (losses) on investments	(4.89)	(21.71)	15.43	(7.68)	(3.90)

Total income (loss) from investment activities	(5.04)	(22.00)	15.49	(7.08)	(3.61)

Distributions to Shareholders From:
Net investment income	—	—(c)	(0.16)	(0.34)	—

Net Asset Value, End of Period	$7.26	$12.30	$34.30	$18.97	$26.39

Total Return	(41.02)%	(64.10)%	82.06%	(26.92)%	(12.03)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.74%	1.82%	1.87%	2.48%	5.46%
Net expenses(e)	1.61%	1.68%	1.63%	1.92% (f)	1.66%	(f)
Net investment income (loss)(e)	(1.49)%	(1.59)%	0.24%	2.88%	3.71%

Supplemental Data:
Net assets, end of period (000’s)	$1,761	$385	$647	$137	$176
Portfolio turnover rate(g)	—	—	—	—	—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

214 :: ProFund VP Banks :: Management Discussion of Fund Performance

The ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 8.34%, compared to a return of 11.29%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Banks Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Fifth Third Bancorp (+50.56%), Sun Trust Banks Inc (+45.44%), and Citigroup Inc (+42.90%), while the bottom three performers in this group were Bank of America Corp (-11.42%), JP Morgan Chase & Co (+1.80%), and BB&T Corp (+3.63%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Banks from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Banks	8.34%	-14.30%	-6.13%
Dow Jones U.S. Banks Index	11.29%	-11.86%	-3.59%
S&P 500 Index	15.08%	2.29%	3.73%

Expense Ratios**
Fund	Gross	Net

ProFund VP Banks	1.88%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	79%
Swap Agreements	20%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	12.9%
Wells Fargo & Co.	12.6%
Citigroup, Inc.	11.7%
Bank of America Corp.	11.4%
U.S. Bancorp	4.8%

Dow Jones U.S. Banks Index – Composition
The Dow Jones U.S. Banks Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Banks :: 215

Schedule of Portfolio Investments

Common Stocks (79.4%)
	Shares	Value

Associated Banc-Corp (Banks)	1,386	$20,998
Astoria Financial Corp. (Savings & Loans)	693	9,640
BancorpSouth, Inc. (Banks)	594	9,474
Bank of America Corp. (Banks)	59,796	797,679
Bank of Hawaii Corp. (Banks)	396	18,695
BB&T Corp. (Banks)	5,544	145,752
BOK Financial Corp. (Banks)	198	10,573
CapitalSource, Inc. (Diversified Financial Services)	2,376	16,870
Capitol Federal Financial, Inc. (Diversified Financial Services)	1,386	16,511
Cathay Bancorp, Inc. (Banks)	594	9,920
Citigroup, Inc.* (Diversified Financial Services)	172,854	817,599
City National Corp. (Banks)	396	24,299
Comerica, Inc. (Banks)	1,386	58,545
Commerce Bancshares, Inc. (Banks)	594	23,600
Cullen/Frost Bankers, Inc. (Banks)	495	30,254
East West Bancorp, Inc. (Banks)	1,188	23,225
F.N.B. Corp. (Banks)	891	8,750
Fifth Third Bancorp (Banks)	6,336	93,012
First Financial Bankshares, Inc. (Banks)	198	10,134
First Horizon National Corp.* (Banks)	1,882	22,165
First Midwest Bancorp, Inc. (Banks)	594	6,843
First Niagara Financial Group, Inc. (Savings & Loans)	1,683	23,528
FirstMerit Corp. (Banks)	891	17,633
Fulton Financial Corp. (Banks)	1,584	16,379
Glacier Bancorp, Inc. (Banks)	594	8,975
Hancock Holding Co. (Banks)	297	10,353
Hudson City Bancorp, Inc. (Savings & Loans)	3,861	49,189
Huntington Bancshares, Inc. (Banks)	6,930	47,609
IBERIABANK Corp. (Banks)	198	11,708
International Bancshares Corp. (Banks)	495	9,915
J.P. Morgan Chase & Co. (Diversified Financial Services)	21,384	907,109
KeyCorp (Banks)	7,029	62,207
M&T Bank Corp. (Banks)	891	77,561
Marshall & Ilsley Corp. (Banks)	4,158	28,773
MB Financial, Inc. (Banks)	396	6,859
National Penn Bancshares, Inc. (Banks)	990	7,950
New York Community Bancorp (Savings & Loans)	3,465	65,315
NewAlliance Bancshares, Inc. (Savings & Loans)	792	11,864
Old National Bancorp (Banks)	693	8,240
PacWest Bancorp (Banks)	297	6,350
Park National Corp. (Banks)	99	7,194
People’s United Financial, Inc. (Banks)	2,970	41,610
PNC Financial Services Group (Banks)	4,257	258,485
Popular, Inc.* (Banks)	8,217	25,801
PrivateBancorp, Inc. (Banks)	495	7,118
Prosperity Bancshares, Inc. (Banks)	396	15,555
Provident Financial Services, Inc. (Savings & Loans)	495	7,489
Regions Financial Corp. (Banks)	10,098	70,686
Signature Bank* (Banks)	297	14,850
Sterling Bancshares, Inc. (Banks)	792	5,560
SunTrust Banks, Inc. (Banks)	3,960	116,860
Susquehanna Bancshares, Inc. (Banks)	990	9,583
SVB Financial Group* (Banks)	297	15,756
Synovus Financial Corp. (Banks)	5,247	13,852
TCF Financial Corp. (Banks)	1,089	16,128
TFS Financial Corp. (Savings & Loans)	792	7,144
TrustCo Bank Corp. NY (Banks)	594	3,766
Trustmark Corp. (Banks)	495	12,296
U.S. Bancorp (Banks)	12,375	333,754
UMB Financial Corp. (Banks)	297	12,302
Umpqua Holdings Corp. (Banks)	891	10,852
United Bankshares, Inc. (Banks)	297	8,672
Valley National Bancorp (Banks)	1,287	18,404
Washington Federal, Inc. (Savings & Loans)	891	15,076
Webster Financial Corp. (Banks)	495	9,751
Wells Fargo & Co. (Banks)	28,512	883,587
Westamerica Bancorp (Banks)	198	10,983
Whitney Holding Corp. (Banks)	792	11,207
Wintrust Financial Corp. (Banks)	297	9,810
Zions Bancorp (Banks)	1,386	33,583

TOTAL COMMON STOCKS (Cost $3,073,821)		5,559,769

TOTAL INVESTMENT SECURITIES (Cost $3,073,821)—79.4%		5,559,769
Net other assets (liabilities)—20.6%		1,445,305

NET ASSETS—100.0%		$7,005,074

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$1,399,580	$(420)

ProFund VP Banks invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Banks	$3,612,435	51.6%
Diversified Financial Services	1,758,089	25.1%
Savings & Loans	189,245	2.7%
Other**	1,445,305	20.6%

Total	$7,005,074	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

216 :: ProFund VP Banks :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$3,073,821

Securities, at value	5,559,769

Total Investment Securities, at value	5,559,769
Dividends receivable	2,535
Receivable for capital shares issued	160,915
Receivable for investments sold	1,397,783
Prepaid expenses	41

TOTAL ASSETS	7,121,043

LIABILITIES:
Cash overdraft	20,449
Payable for investments purchased	81,999
Payable for capital shares redeemed	19
Unrealized loss on swap agreements	420
Advisory fees payable	2,933
Management services fees payable	391
Administration fees payable	216
Administrative services fees payable	2,025
Distribution fees payable	1,449
Transfer agency fees payable	599
Fund accounting fees payable	433
Compliance services fees payable	21
Other accrued expenses	5,015

TOTAL LIABILITIES	115,969

NET ASSETS	$7,005,074

NET ASSETS CONSIST OF:
Capital	$23,042,377
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(18,522,831)
Net unrealized appreciation (depreciation) on investments	2,485,528

NET ASSETS	$7,005,074

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	551,014

Net Asset Value (offering and redemption price per share)	$12.71

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$62,285
Interest	55

TOTAL INVESTMENT INCOME	62,340

EXPENSES:
Advisory fees	58,988
Management services fees	7,865
Administration fees	3,388
Transfer agency fees	4,750
Administrative services fees	27,192
Distribution fees	19,663
Custody fees	9,403
Fund accounting fees	6,791
Trustee fees	110
Compliance services fees	63
Other fees	10,537

Total Gross Expenses before reductions	148,750
Less Expenses reduced by the Advisor	(16,616)

TOTAL NET EXPENSES	132,134

NET INVESTMENT INCOME (LOSS)	(69,794)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	320,135
Net realized gains (losses) on swap agreements	48,476
Change in net unrealized appreciation/depreciation on investments	(162,160)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	206,451

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$136,657

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Banks :: 217

Statements of Changes in Net Assets
	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(69,794)	$6,965
Net realized gains (losses) on investments	368,611	(3,390,646)
Change in net unrealized appreciation/depreciation on investments	(162,160)	1,878,058

Change in net assets resulting from operations	136,657	(1,505,623)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,965)	(462,090)
Net realized gains on investments	—	(10,822)

Change in net assets resulting from distributions	(6,965)	(472,912)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	37,059,576	85,555,597
Dividends reinvested	6,965	472,912
Value of shares redeemed	(37,224,254)	(95,031,978)

Change in net assets resulting from capital transactions	(157,713)	(9,003,469)

Change in net assets	(28,021)	(10,982,004)
NET ASSETS:
Beginning of period	7,033,095	18,015,099

End of period	$7,005,074	$7,033,095

Accumulated net investment income (loss)	$—	$6,965

SHARE TRANSACTIONS:
Issued	2,940,218	8,611,795
Reinvested	535	37,033
Redeemed	(2,988,786)	(9,461,367)

Change in shares	(48,033)	(812,539)

See accompanying notes to the financial statements.

218 :: ProFund VP Banks :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$11.74	$12.76	$24.30	$34.74	$30.26

Investment Activities:
Net investment income (loss)(a)	(0.11)	0.01	0.63	0.80	0.56
Net realized and unrealized gains (losses) on investments	1.09	(0.51)	(11.96)	(10.03)	4.09

Total income (loss) from investment activities	0.98	(0.50)	(11.33)	(9.23)	4.65

Distributions to Shareholders From:
Net investment income	(0.01)	(0.51)	(0.21)	(1.21)	(0.17)
Net realized gains on investments	—	(0.01)	—	—	—

Total distributions	(0.01)	(0.52)	(0.21)	(1.21)	(0.17)

Net Asset Value, End of Period	$12.71	$11.74	$12.76	$24.30	$34.74

Total Return	8.34%	(4.24)%	(46.91)%	(27.27)%	15.41%

Ratios to Average Net Assets:
Gross expenses	1.89%	1.88%	1.87%	1.91%	1.80%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.69%
Net investment income (loss)	(0.89)%	0.06%	3.46%	2.50%	1.74%

Supplemental Data:
Net assets, end of period (000’s)	$7,005	$7,033	$18,015	$9,877	$13,296
Portfolio turnover rate(b)	559%	913%	997%	683%	431%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Basic Materials :: 219

The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 29.69%, compared to a return of 31.73%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Freeport-McMoRan Copper & Gold Inc (+49.57%), E.I. DuPont de Nemours & Co (+48.14%), and PPG Industries Inc (+43.61%), while the bottom three performers in this group were Nucor Corp (-6.07%), Alcoa Inc (-4.53%), and Air Products & Chemicals Inc (+12.20%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Basic Materials	29.69%	9.08%	8.09%
Dow Jones U.S. Basic Materials Index	31.73%	10.88%	10.39%
S&P 500 Index	15.08%	2.29%	3.73%

Expense Ratios**
Fund	Gross	Net

ProFund VP Basic Materials	1.82%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets

Freeport-McMoRan Copper & Gold, Inc.—Class B	10.8%
E.I. du Pont de Nemours & Co.	8.6%
The Dow Chemical Co.	7.5%
Newmont Mining Corp.	5.7%
Praxair, Inc.	5.7%

Dow Jones U.S. Basic Materials Index – Composition

% of Index

Chemicals	51%
Industrial Metals	27%
Mining	19%
Forestry and Paper	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

220 :: ProFund VP Basic Materials :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (100.0%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	30,030	$2,731,228
Airgas, Inc. (Chemicals)	11,088	692,556
AK Steel Holding Corp. (Iron/Steel)	16,632	272,266
Albemarle Corp. (Chemicals)	13,860	773,111
Alcoa, Inc. (Mining)	155,232	2,389,020
Allegheny Technologies, Inc. (Iron/Steel)	14,322	790,288
Allied Nevada Gold Corp.* (Mining)	12,012	316,036
Alpha Natural Resources, Inc.* (Coal)	18,018	1,081,621
Arch Coal, Inc. (Coal)	24,948	874,677
Ashland, Inc. (Chemicals)	10,626	540,438
Avery Dennison Corp. (Household Products/Wares)	15,708	665,077
Cabot Corp. (Chemicals)	9,240	347,886
Calgon Carbon Corp.* (Environmental Control)	8,316	125,738
Carpenter Technology Corp. (Iron/Steel)	6,930	278,863
Celanese Corp.—Series A (Chemicals)	24,024	989,068
CF Industries Holdings, Inc. (Chemicals)	10,626	1,436,104
Cliffs Natural Resources, Inc. (Iron/Steel)	20,790	1,621,828
Coeur d’Alene Mines Corp.* (Mining)	13,398	366,033
Commercial Metals Co. (Metal Fabricate/Hardware)	17,094	283,589
Compass Minerals International, Inc. (Mining)	5,082	453,670
CONSOL Energy, Inc. (Coal)	34,188	1,666,323
Cytec Industries, Inc. (Chemicals)	7,392	392,220
Domtar Corp. (Forest Products & Paper)	6,468	491,051
E.I. du Pont de Nemours & Co. (Chemicals)	136,752	6,821,190
Eastman Chemical Co. (Chemicals)	10,626	893,434
Ecolab, Inc. (Chemicals)	35,574	1,793,641
FMC Corp. (Chemicals)	11,088	885,820
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	71,610	8,599,645
Fuller (H.B.) Co. (Chemicals)	7,392	151,684
Hecla Mining Co.* (Mining)	38,808	436,978
Huntsman Corp. (Chemicals)	29,106	454,345
International Flavors & Fragrances, Inc. (Chemicals)	12,012	667,747
International Paper Co. (Forest Products & Paper)	61,446	1,673,789
Intrepid Potash, Inc.* (Chemicals)	6,468	241,192
Kaiser Aluminum Corp. (Mining)	2,310	115,708
Lubrizol Corp. (Chemicals)	10,626	1,135,707
LyondellBasell Industries N.V.—Class A* (Chemicals)	51,744	1,779,994
Massey Energy Co. (Coal)	15,708	842,734
Minerals Technologies, Inc. (Chemicals)	2,772	181,317
NewMarket Corp. (Chemicals)	1,386	170,991
Newmont Mining Corp. (Mining)	73,458	4,512,525
Nucor Corp. (Iron/Steel)	43,428	1,903,015
Olin Corp. (Chemicals)	11,088	227,526
OM Group, Inc.* (Chemicals)	4,620	177,916
Patriot Coal Corp.* (Coal)	11,550	223,723
Peabody Energy Corp. (Coal)	40,656	2,601,171
PPG Industries, Inc. (Chemicals)	25,410	2,136,219
Praxair, Inc. (Chemicals)	47,124	4,498,928
Reliance Steel & Aluminum Co. (Iron/Steel)	11,088	566,597
Rockwood Holdings, Inc.* (Chemicals)	7,854	307,248
Royal Gold, Inc. (Mining)	7,854	429,064
RPM, Inc. (Chemicals)	19,404	428,828
RTI International Metals, Inc.* (Mining)	4,620	124,648
Schulman (A.), Inc. (Chemicals)	4,620	105,752
Sensient Technologies Corp. (Chemicals)	7,392	271,508
Sigma-Aldrich Corp. (Chemicals)	16,170	1,076,275
Solutia, Inc.* (Chemicals)	18,480	426,518
Southern Copper Corp. (Mining)	32,340	1,576,252
Steel Dynamics, Inc. (Iron/Steel)	32,802	600,277
The Dow Chemical Co. (Chemicals)	174,174	5,946,300
The Mosaic Co. (Chemicals)	22,638	1,728,638
Titanium Metals Corp.* (Mining)	12,936	222,240
United States Steel Corp. (Iron/Steel)	21,714	1,268,532
USEC, Inc.* (Mining)	17,094	102,906
W.R. Grace & Co.* (Chemicals)	9,240	324,601
Walter Energy, Inc. (Holding Companies-Diversified)	7,854	1,004,055
Worthington Industries, Inc. (Metal Fabricate/Hardware)	9,240	170,016

TOTAL COMMON STOCKS (Cost $48,239,082)		79,385,885

Repurchase Agreements (0.7%)

	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $24,000 (Collateralized by $24,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $24,522)	$24,000	$24,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $60,001 (Collateralized by $62,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $61,922)	60,000	60,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $470,006 (Collateralized by $481,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $480,194)	470,000	470,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $13,000 (Collateralized by $12,700 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $13,264)	13,000	13,000

TOTAL REPURCHASE AGREEMENTS (Cost $567,000)		567,000

TOTAL INVESTMENT SECURITIES (Cost $48,806,082)—100.7%		79,952,885
Net other assets (liabilities)—(0.7)%		(591,530)

NET ASSETS—100.0%		$79,361,355

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 221

ProFund VP Basic Materials invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Chemicals	$40,735,930	51.3%
Coal	7,290,249	9.2%
Environmental Control	125,738	0.2%
Forest Products & Paper	2,164,840	2.7%
Holding Companies-Diversified	1,004,055	1.3%
Household Products/Wares	665,077	0.8%
Iron/Steel	7,301,666	9.2%
Metal Fabricate/Hardware	453,605	0.6%
Mining	19,644,725	24.7%
Other**	(24,530)	NM

Total	$79,361,355	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which include any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

222 :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$48,806,082

Securities, at value	79,385,885
Repurchase agreements, at value	567,000

Total Investment Securities, at value	79,952,885
Cash	751
Dividends and interest receivable	80,460
Receivable for capital shares issued	372,313
Prepaid expenses	259

TOTAL ASSETS	80,406,668

LIABILITIES:
Payable for investments purchased	859,330
Payable for capital shares redeemed	36,174
Advisory fees payable	42,033
Management services fees payable	5,604
Administration fees payable	2,443
Administrative services fees payable	27,626
Distribution fees payable	23,024
Trustee fees payable	3
Transfer agency fees payable	6,940
Fund accounting fees payable	4,890
Compliance services fees payable	212
Other accrued expenses	37,034

TOTAL LIABILITIES	1,045,313

NET ASSETS	$79,361,355

NET ASSETS CONSIST OF:
Capital	$80,947,477
Accumulated net investment income (loss)	81,685
Accumulated net realized gains (losses) on investments	(32,814,610)
Net unrealized appreciation (depreciation) on investments	31,146,803

NET ASSETS	$79,361,355

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,521,180

Net Asset Value (offering and redemption price per share)	$52.17

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,007,966
Interest	118

TOTAL INVESTMENT INCOME	1,008,084

EXPENSES:
Advisory fees	413,571
Management services fees	55,142
Administration fees	23,050
Transfer agency fees	32,625
Administrative services fees	178,338
Distribution fees	137,857
Custody fees	9,999
Fund accounting fees	43,827
Trustee fees	809
Compliance services fees	403
Other fees	74,123

Total Gross Expenses before reductions	969,744
Less Expenses reduced by the Advisor	(43,345)

TOTAL NET EXPENSES	926,399

NET INVESTMENT INCOME (LOSS)	81,685

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,201,478
Change in net unrealized appreciation/depreciation on investments	9,013,450

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,214,928

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,296,613

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 223

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$81,685	$336,513
Net realized gains (losses) on investments	2,201,478	(10,255,210)
Change in net unrealized appreciation/depreciation on investments	9,013,450	26,443,960

Change in net assets resulting from operations	11,296,613	16,525,263

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(336,513)	(266,272)

Change in net assets resulting from distributions	(336,513)	(266,272)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	90,943,772	123,202,726
Dividends reinvested	336,513	266,272
Value of shares redeemed	(94,985,209)	(92,257,936)

Change in net assets resulting from capital transactions	(3,704,924)	31,211,062

Change in net assets	7,255,176	47,470,053
NET ASSETS:
Beginning of period	72,106,179	24,636,126

End of period	$79,361,355	$72,106,179

Accumulated net investment income (loss)	$81,685	$336,513

SHARE TRANSACTIONS:
Issued	2,083,828	3,746,237
Reinvested	7,999	7,018
Redeemed	(2,353,324)	(2,955,366)

Change in shares	(261,497)	797,889

See accompanying notes to the financial statements.

224 :: ProFund VP Basic Materials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$40.45	$25.02	$51.69	$39.75	$34.55

Investment Activities:
Net investment income (loss)(a)	0.06	0.26	0.14	0.15	0.39
Net realized and unrealized gains (losses) on investments	11.89	15.34	(26.65)	12.03	4.94

Total income (loss) from investment activities	11.95	15.60	(26.51)	12.18	5.33

Distributions to Shareholders From:
Net investment income	(0.23)	(0.17)	(0.16)	(0.24)	(0.13)

Net Asset Value, End of Period	$52.17	$40.45	$25.02	$51.69	$39.75

Total Return	29.69%	62.38%	(51.42)%	30.71%	15.48%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.82%	1.73%	1.71%	1.79%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.74%
Net investment income (loss)	0.15%	0.78%	0.28%	0.33%	1.05%

Supplemental Data:
Net assets, end of period (000’s)	$79,361	$72,106	$24,636	$120,031	$30,632
Portfolio turnover rate(b)	134%	180%	191%	280%	378%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Biotechnology :: 225

The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 5.10%, compared to a return of 6.93%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Illumina Inc (+106.45%), Alexion Pharmaceuticals Inc (+64.99%), and Genzyme Corp (+45.28%), while the bottom three performers in this group were Vertex Pharmaceuticals Inc (-18.25%), Gilead Sciences Inc (-16.25%), and Amgen Inc (-2.95%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Biotechnology	5.10%	1.03%	0.20%
Dow Jones U.S. Biotechnology Index	6.93%	2.66%	2.24%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**
Fund	Gross	Net

ProFund VP Biotechnology	1.81%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	91%
Swap Agreements	9%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets

Amgen, Inc.	22.5%
Gilead Sciences, Inc.	13.9%
Celgene Corp.	12.5%
Life Technologies Corp.	4.7%
Biogen Idec, Inc.	4.6%

Dow Jones U.S. Biotechnology Index – Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

226 :: ProFund VP Biotechnology :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (91.2%)
	Shares	Value

Acorda Therapeutics, Inc.* (Biotechnology)	1,275	$34,757
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,890	232,789
Amgen, Inc.* (Biotechnology)	28,560	1,567,944
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	4,165	61,267
Biogen Idec, Inc.* (Biotechnology)	4,760	319,158
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,230	86,984
Celera Corp.* (Biotechnology)	2,635	16,601
Celgene Corp.* (Biotechnology)	14,790	874,681
Charles River Laboratories International, Inc.* (Biotechnology)	2,125	75,523
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,870	40,018
Dendreon Corp.* (Biotechnology)	4,590	160,283
Gen-Probe, Inc.* (Healthcare-Products)	1,530	89,275
Genzyme Corp.* (Biotechnology)	4,335	308,652
Gilead Sciences, Inc.* (Pharmaceuticals)	26,860	973,406
Human Genome Sciences, Inc.* (Biotechnology)	6,035	144,176
Illumina, Inc.* (Biotechnology)	3,995	253,043
Incyte, Corp.* (Biotechnology)	3,655	60,527
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,975	30,107
Life Technologies Corp.* (Biotechnology)	5,865	325,507
Myriad Genetics, Inc.* (Biotechnology)	2,975	67,949
Nektar Therapeutics* (Biotechnology)	3,060	39,321
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,955	72,081
PDL BioPharma, Inc. (Biotechnology)	4,505	28,066
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,210	72,554
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,125	23,673
Techne Corp. (Healthcare-Products)	1,190	78,147
United Therapeutics Corp.* (Pharmaceuticals)	1,615	102,100
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,460	226,294

TOTAL COMMON STOCKS (Cost $3,160,695)		6,364,883

Repurchase Agreements (0.6%)

	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $1,000 (Collateralized by $1,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,119)	$1,000	$1,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $4,000 (Collateralized by $5,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $4,994)	4,000	4,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $35,000 (Collateralized by $36,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $35,940)	35,000	35,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $3,000 (Collateralized by $3,000 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $3,133)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,000)		43,000

TOTAL INVESTMENT SECURITIES
(Cost $3,203,695)—91.8%		6,407,883
Net other assets (liabilities)—8.2%		574,565

NET ASSETS—100.0%		$6,982,448

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$599,820	$(180)

ProFund VP Biotechnology invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Biotechnology	$4,831,498	69.2%
Healthcare-Products	167,422	2.4%
Pharmaceuticals	1,365,963	19.6%
Other**	617,565	8.8%

Total	$6,982,448	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Biotechnology :: 227

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$3,203,695

Securities, at value	6,364,883
Repurchase agreements, at value	43,000

Total Investment Securities, at value	6,407,883
Cash	828
Receivable for capital shares issued	27,945
Receivable for investments sold	559,903
Prepaid expenses	82

TOTAL ASSETS	6,996,641

LIABILITIES:
Payable for capital shares redeemed	10
Unrealized loss on swap agreements	180
Advisory fees payable	3,183
Management services fees payable	425
Administration fees payable	207
Administrative services fees payable	1,993
Distribution fees payable	1,626
Transfer agency fees payable	614
Fund accounting fees payable	413
Compliance services fees payable	21
Other accrued expenses	5,521

TOTAL LIABILITIES	14,193

NET ASSETS	$6,982,448

NET ASSETS CONSIST OF:
Capital	$16,349,352
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(12,570,912)
Net unrealized appreciation (depreciation) on investments	3,204,008

NET ASSETS	$6,982,448

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	305,327

Net Asset Value (offering and redemption price per share)	$22.87

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$8,600
Interest	62

TOTAL INVESTMENT INCOME	8,662

EXPENSES:
Advisory fees	73,296
Management services fees	9,773
Administration fees	4,322
Transfer agency fees	5,997
Administrative services fees	33,313
Distribution fees	24,432
Custody fees	3,855
Fund accounting fees	8,148
Trustee fees	129
Compliance services fees	100
Other fees	11,667

Total Gross Expenses before reductions	175,032
Less Expenses reduced by the Advisor	(10,850)

TOTAL NET EXPENSES	164,182

NET INVESTMENT INCOME (LOSS)	(155,520)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	559,613
Net realized gains (losses) on swap agreements	17,199
Change in net unrealized appreciation/depreciation on investments	(185,368)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	391,444

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$235,924

See accompanying notes to the financial statements.

228 :: ProFund VP Biotechnology :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(155,520)	$(194,068)
Net realized gains (losses) on investments	576,812	729,569
Change in net unrealized appreciation/depreciation on investments	(185,368)	(1,254,478)

Change in net assets resulting from operations	235,924	(718,977)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,049,249	22,057,638
Value of shares redeemed	(22,333,301)	(35,629,124)

Change in net assets resulting from capital transactions	(1,284,052)	(13,571,486)

Change in net assets	(1,048,128)	(14,290,463)
NET ASSETS:
Beginning of period	8,030,576	22,321,039

End of period	$6,982,448	$8,030,576

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	931,964	1,048,587
Redeemed	(995,709)	(1,743,455)

Change in shares	(63,745)	(694,868)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Biotechnology :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$21.76	$20.98		$20.60	$20.83	$21.73

Investment Activities:
Net investment income (loss)(a)	(0.36)	(0.32)		(0.34)	(0.34)	(0.37)
Net realized and unrealized gains (losses) on investments	1.47	1.10	(b)	0.72	0.11	(0.53)

Total income (loss) from investment activities	1.11	0.78		0.38	(0.23)	(0.90)

Net Asset Value, End of Period	$22.87	$21.76		$20.98	$20.60	$20.83

Total Return	5.10%	3.72%		1.84%	(1.15)%	(4.10)%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.81%		1.75%	1.76%	1.84%
Net expenses	1.68%	1.66%		1.63%	1.63%	1.78%
Net investment income (loss)	(1.59)%	(1.54)%		(1.55)%	(1.61)%	(1.75)%

Supplemental Data:
Net assets, end of period (000’s)	$6,982	$8,031		$22,321	$16,676	$12,426
Portfolio turnover rate(c)	237%	256%		429%	486%	397%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

230 :: ProFund VP Consumer Goods :: Management Discussion of Fund Performance

The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 17.36%, compared to a return of 19.50%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Ford Motor Co (+67.90%), Altria Group Inc (+25.42%), and Philip Morris International Inc (+21.46%), while the bottom three performers in this group were Monsanto Co (-14.81%), Colgate – Palmolive Co (-2.17%), and Kimberly – Clark Corp (-1.05%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Goods from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Consumer Goods	17.36%	4.85%	3.68%
Dow Jones U.S. Consumer Goods Index	19.50%	6.75%	6.02%
S&P 500 Index	15.08%	2.29%	3.73%

Expense Ratios**
Fund	Gross	Net

ProFund VP Consumer Goods	1.89%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets

Procter & Gamble Co.	13.0%
Coca-Cola Co.	10.1%
Philip Morris International, Inc.	7.8%
PepsiCo, Inc.	7.5%
Ford Motor Co.	4.1%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index

Beverages	21%
Food Producers	20%
Household Goods	19%
Tobacco	13%
Personal Goods	13%
Automobiles and Parts	11%
Leisure Goods	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Consumer Goods :: 231

Schedule of Portfolio Investments

Common Stocks (100.3%)
	Shares	Value

Activision Blizzard, Inc. (Software)	7,810	$97,156
Alberto-Culver Co. (Cosmetics/Personal Care)	1,278	47,337
Altria Group, Inc. (Agriculture)	29,678	730,672
Archer-Daniels-Midland Co. (Agriculture)	8,378	252,010
Avon Products, Inc. (Cosmetics/Personal Care)	6,106	177,440
BorgWarner, Inc.* (Auto Parts & Equipment)	1,562	113,026
Briggs & Stratton Corp. (Machinery-Diversified)	710	13,980
Brown-Forman Corp. (Beverages)	1,562	108,746
Brunswick Corp. (Leisure Time)	1,278	23,950
Bunge, Ltd. (Agriculture)	2,130	139,558
Callaway Golf Co. (Leisure Time)	852	6,876
Campbell Soup Co. (Food)	2,982	103,624
Carter’s, Inc.* (Apparel)	852	25,143
Central European Distribution Corp.* (Distribution/Wholesale)	852	19,511
Chiquita Brands International, Inc.* (Food)	710	9,954
Church & Dwight, Inc. (Household Products/Wares)	994	68,606
Clorox Co. (Household Products/Wares)	1,988	125,801
Coach, Inc. (Apparel)	4,260	235,621
Coca-Cola Co. (Beverages)	30,388	1,998,619
Coca-Cola Enterprises, Inc. (Beverages)	4,686	117,291
Colgate-Palmolive Co. (Cosmetics/Personal Care)	6,958	559,214
ConAgra Foods, Inc. (Food)	6,248	141,080
Constellation Brands, Inc.* (Beverages)	2,698	59,761
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	852	20,090
Corn Products International, Inc. (Food)	1,136	52,256
Crocs, Inc.* (Apparel)	1,278	21,879
D.R. Horton, Inc. (Home Builders)	3,976	47,434
Dana Holding Corp.* (Auto Parts & Equipment)	1,988	34,213
Darling International, Inc.* (Environmental Control)	1,136	15,086
Dean Foods Co.* (Food)	2,556	22,595
Deckers Outdoor Corp.* (Apparel)	568	45,292
Del Monte Foods Co. (Food)	2,698	50,722
Dr. Pepper Snapple Group, Inc. (Beverages)	3,408	119,825
Eastman Kodak Co.* (Miscellaneous Manufacturing)	3,834	20,550
Electronic Arts, Inc.* (Software)	4,686	76,757
Energizer Holdings, Inc.* (Electrical Components & Equipment)	994	72,463
Flowers Foods, Inc. (Food)	1,278	34,391
Ford Motor Co.* (Auto Manufacturers)	47,570	798,700
Fossil, Inc.* (Household Products/Wares)	710	50,041
Fresh Del Monte Produce, Inc. (Food)	568	14,172
Garmin, Ltd. (Electronics)	1,704	52,807
General Mills, Inc. (Food)	8,662	308,281
General Motors Co.* (Auto Manufacturers)	7,952	293,111
Gentex Corp. (Electronics)	1,988	58,765
Genuine Parts Co. (Distribution/Wholesale)	2,272	116,644
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,704	55,993
Hanesbrands, Inc.* (Apparel)	1,278	32,461
Hansen Natural Corp.* (Beverages)	994	51,966
Harley-Davidson, Inc. (Leisure Time)	3,266	113,232
Harman International Industries, Inc.* (Home Furnishings)	994	46,022
Hasbro, Inc. (Toys/Games/Hobbies)	1,846	87,094
Heinz (H.J.) Co. (Food)	4,544	224,746
Herbalife, Ltd. (Pharmaceuticals)	852	58,251
Herman Miller, Inc. (Office Furnishings)	852	21,556
HNI Corp. (Office Furnishings)	568	17,722
Hormel Foods Corp. (Food)	994	50,952
Iconix Brand Group, Inc.* (Apparel)	994	19,194
Jarden Corp. (Household Products/Wares)	1,278	39,452
JM Smucker Co. (Food)	1,704	111,868
Johnson Controls, Inc. (Auto Parts & Equipment)	9,514	363,435
KB Home (Home Builders)	1,136	15,325
Kellogg Co. (Food)	3,550	181,334
Kimberly-Clark Corp. (Household Products/Wares)	5,822	367,019
Kraft Foods, Inc. (Food)	22,862	720,382
Lancaster Colony Corp. (Miscellaneous Manufacturing)	284	16,245
Lear Corp.* (Auto Parts & Equipment)	710	70,084
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,130	48,479
Lennar Corp.—Class A (Home Builders)	2,130	39,937
LKQ Corp.* (Distribution/Wholesale)	1,988	45,167
Lorillard, Inc. (Agriculture)	2,130	174,788
M.D.C. Holdings, Inc. (Home Builders)	568	16,341
Martek Biosciences Corp.* (Biotechnology)	426	13,334
Mattel, Inc. (Toys/Games/Hobbies)	5,112	129,998
McCormick & Co., Inc. (Food)	1,562	72,680
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	2,982	185,629
Mohawk Industries, Inc.* (Textiles)	852	48,360
Molson Coors Brewing Co.—Class B (Beverages)	2,272	114,032
Monsanto Co. (Agriculture)	7,668	533,999
Newell Rubbermaid, Inc. (Housewares)	4,118	74,865
NIKE, Inc.—Class B (Apparel)	4,260	363,889
Nu Skin Enterprises, Inc. (Retail)	852	25,782
NVR, Inc.* (Home Builders)	142	98,125
PepsiCo, Inc. (Beverages)	22,720	1,484,298
Philip Morris International, Inc. (Commercial Services)	26,128	1,529,272
Phillips-Van Heusen Corp. (Apparel)	852	53,685
Polaris Industries, Inc. (Leisure Time)	426	33,237
Polo Ralph Lauren Corp. (Apparel)	852	94,504
Pool Corp. (Distribution/Wholesale)	710	16,003
Procter & Gamble Co. (Cosmetics/Personal Care)	39,902	2,566,896
Pulte Group, Inc.* (Home Builders)	4,828	36,307
Ralcorp Holdings, Inc.* (Food)	852	55,388
Reynolds American, Inc. (Agriculture)	4,828	157,489
Sara Lee Corp. (Food)	8,662	151,672
Skechers U.S.A., Inc.—Class A* (Apparel)	568	11,360
Smithfield Foods, Inc.* (Food)	2,272	46,871
Snap-on, Inc. (Hand/Machine Tools)	852	48,206

See accompanying notes to the financial statements.

232 :: ProFund VP Consumer Goods :: Financial Statements

Common Stocks, continued
	Shares	Value

Stanley Black & Decker, Inc. (Hand/Machine Tools)	2,414	$161,424
Take-Two Interactive Software, Inc.* (Software)	1,136	13,905
Tempur-Pedic International, Inc.* (Home Furnishings)	994	39,820
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	852	35,068
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,704	137,513
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	3,408	40,385
The Hain Celestial Group, Inc.* (Food)	568	15,370
The Hershey Co. (Food)	2,272	107,125
The Jones Group, Inc. (Apparel)	1,278	19,860
The Middleby Corp.* (Machinery-Diversified)	284	23,975
The Ryland Group, Inc. (Home Builders)	568	9,673
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	710	36,047
The Timberland Co.—Class A* (Apparel)	568	13,967
The Warnaco Group, Inc.* (Apparel)	568	31,280
Thor Industries, Inc. (Home Builders)	568	19,289
TiVo, Inc.* (Home Furnishings)	1,704	14,706
Toll Brothers, Inc.* (Home Builders)	1,988	37,772
Tootsie Roll Industries, Inc. (Food)	284	8,227
TreeHouse Foods, Inc.* (Food)	426	21,764
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,420	74,834
Tupperware Corp. (Household Products/Wares)	852	40,615
Tyson Foods, Inc.—Class A (Food)	4,402	75,802
Under Armour, Inc.—Class A* (Retail)	568	31,149
Universal Corp. (Agriculture)	284	11,559
V.F. Corp. (Apparel)	1,278	110,138
WABCO Holdings, Inc.* (Auto Parts & Equipment)	852	51,912
WD-40 Co. (Household Products/Wares)	284	11,440
Whirlpool Corp. (Home Furnishings)	1,136	100,911
Wolverine World Wide, Inc. (Apparel)	710	22,635

TOTAL COMMON STOCKS (Cost $14,353,972)		19,754,141

TOTAL INVESTMENT SECURITIES (Cost $14,353,972)—100.3%		19,754,141
Net other assets (liabilities)—(0.3)%		(52,060)

NET ASSETS—100.0%		$19,702,081

*	Non-income producing security

ProFund VP Consumer Goods invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Agriculture	$2,000,075	10.1%
Apparel	1,100,908	5.6%
Auto Manufacturers	1,091,811	5.5%
Auto Parts & Equipment	803,047	4.1%
Beverages	4,110,531	20.9%
Biotechnology	13,334	0.1%
Commercial Services	1,529,272	7.8%
Cosmetics/Personal Care	3,488,400	17.7%
Distribution/Wholesale	197,325	1.0%
Electrical Components & Equipment	72,463	0.4%
Electronics	111,572	0.6%
Environmental Control	15,086	0.1%
Food	2,581,256	13.1%
Hand/Machine Tools	209,630	1.1%
Home Builders	320,203	1.6%
Home Furnishings	201,459	1.0%
Household Products/Wares	739,021	3.7%
Housewares	74,865	0.4%
Leisure Time	177,295	0.9%
Machinery-Diversified	37,955	0.2%
Miscellaneous Manufacturing	85,274	0.4%
Office Furnishings	39,278	0.2%
Pharmaceuticals	243,880	1.2%
Retail	56,931	0.3%
Software	187,818	1.0%
Textiles	48,360	0.2%
Toys/Games/Hobbies	217,092	1.1%
Other**	(52,060)	(0.3)%

Total	$19,702,081	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 233

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$14,353,972

Securities, at value	19,754,141

Total Investment Securities, at value	19,754,141
Dividends receivable	60,452
Prepaid expenses	113

TOTAL ASSETS	19,814,706

LIABILITIES:
Cash overdraft	51,007
Payable for capital shares redeemed	23,535
Advisory fees payable	10,793
Management services fees payable	1,439
Administration fees payable	612
Administrative services fees payable	6,420
Distribution fees payable	4,764
Trustee fees payable	1
Transfer agency fees payable	1,786
Fund accounting fees payable	1,225
Compliance services fees payable	56
Other accrued expenses	10,987

TOTAL LIABILITIES	112,625

NET ASSETS	$19,702,081

NET ASSETS CONSIST OF:
Capital	$19,691,690
Accumulated net investment income (loss)	190,418
Accumulated net realized gains (losses) on investments	(5,580,196)
Net unrealized appreciation (depreciation) on investments	5,400,169

NET ASSETS	$19,702,081

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	569,688

Net Asset Value (offering and redemption price per share)	$34.58

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$481,535
Interest	41

TOTAL INVESTMENT INCOME	481,576

EXPENSES:
Advisory fees	129,981
Management services fees	17,331
Administration fees	7,368
Transfer agency fees	10,423
Administrative services fees	60,060
Distribution fees	43,327
Custody fees	11,807
Fund accounting fees	14,693
Trustee fees	220
Compliance services fees	154
Other fees	21,165

Total Gross Expenses before reductions	316,529
Less Expenses reduced by the Advisor	(25,371)

TOTAL NET EXPENSES	291,158

NET INVESTMENT INCOME (LOSS)	190,418

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	55,959
Change in net unrealized appreciation/depreciation on investments	2,199,036

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,254,995

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,445,413

See accompanying notes to the financial statements.

234 :: ProFund VP Consumer Goods :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$190,418	$155,850
Net realized gains (losses) on investments	55,959	(948,790)
Change in net unrealized appreciation/depreciation on investments	2,199,036	2,200,850

Change in net assets resulting from operations	2,445,413	1,407,910

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(155,850)	(88,513)

Change in net assets resulting from distributions	(155,850)	(88,513)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	46,024,960	35,422,139
Dividends reinvested	155,850	88,513
Value of shares redeemed	(45,662,703)	(28,798,381)

Change in net assets resulting from capital transactions	518,107	6,712,271

Change in net assets	2,807,670	8,031,668
NET ASSETS:
Beginning of period	16,894,411	8,862,743

End of period	$19,702,081	$16,894,411

Accumulated net investment income (loss)	$190,418	$155,850

SHARE TRANSACTIONS:
Issued	1,479,339	1,355,498
Reinvested	5,018	3,171
Redeemed	(1,484,813)	(1,148,657)

Change in shares	(456)	210,012

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Consumer Goods :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$29.63	$24.61	$35.50	$33.48	$29.75

Investment Activities:
Net investment income (loss)(a)	0.34	0.38	0.27	0.25	0.31
Net realized and unrealized gains (losses) on investments	4.78	4.91	(9.39)	2.28	3.44

Total income (loss) from investment activities	5.12	5.29	(9.12)	2.53	3.75

Distributions to Shareholders From:
Net investment income	(0.17)	(0.27)	(0.40)	(0.51)	(0.02)
Net realized gains on investments	—	—	(1.37)	—	—

Total distributions	(0.17)	(0.27)	(1.77)	(0.51)	(0.02)

Net Asset Value, End of Period	$34.58	$29.63	$24.61	$35.50	$33.48

Total Return	17.36%	21.57%	(26.71)%	7.60%	12.62%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.89%	1.94%	1.82%	1.87%
Net expenses	1.68%	1.66%	1.63%	1.63%	1.69%
Net investment income (loss)	1.10%	1.46%	0.88%	0.73%	0.99%

Supplemental Data:
Net assets, end of period (000’s)	$19,702	$16,894	$8,863	$30,133	$18,573
Portfolio turnover rate(b)	245%	242%	445%	437%	377%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

236 :: ProFund VP Consumer Services :: Management Discussion of Fund Performance

The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 21.39%, compared to a return of 23.71%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Amazon.com Inc (+33.81%), Comcast Corp Class A (+30.31%), and Target Corp (+24.31%), while the bottom three performers in this group were Wal-Mart Stores Inc (+0.90%), Walgreen Co (+6.10%), and CVS Caremark Corp (+7.95%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Consumer Services	21.39%	2.29%	0.75%
Dow Jones U.S. Consumer Services Index	23.71%	3.96%	3.30%
S&P 500 Index	15.08%	2.29%	3.73%

Expense Ratios**
Fund	Gross	Net

ProFund VP Consumer Services	2.51%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Wal-Mart Stores, Inc.	6.8%
McDonald’s Corp.	5.2%
Walt Disney Co.	4.2%
Amazon.com, Inc.	4.0%
Home Depot, Inc.	3.6%

Dow Jones U.S. Consumer Services Index – Composition
% of Index

General Retailers	42%
Media	26%
Travel and Leisure	21%
Food and Drug Retailers	11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Consumer Services :: 237

Schedule of Portfolio Investments

Common Stocks (100.7%)
	Shares	Value

99 Cents Only Stores* (Retail)	812	$12,943
Aaron’s, Inc. (Home Furnishings)	1,015	20,696
Abercrombie & Fitch Co.—Class A (Retail)	1,218	70,193
Acxiom Corp.* (Software)	1,015	17,407
Advance Auto Parts, Inc. (Retail)	1,218	80,571
Aeropostale, Inc.* (Retail)	1,218	30,012
Alaska Air Group, Inc.* (Airlines)	406	23,016
Amazon.com, Inc.* (Internet)	4,872	876,960
American Eagle Outfitters, Inc. (Retail)	2,639	38,609
AmerisourceBergen Corp. (Pharmaceuticals)	3,857	131,601
AMR Corp.* (Airlines)	4,669	36,372
AnnTaylor Stores Corp.* (Retail)	812	22,241
Apollo Group, Inc.—Class A* (Commercial Services)	1,827	72,148
Arbitron, Inc. (Commercial Services)	406	16,857
AutoNation, Inc.* (Retail)	609	17,174
AutoZone, Inc.* (Retail)	406	110,672
Avis Budget Group, Inc.* (Commercial Services)	1,421	22,111
Bally Technologies, Inc.* (Entertainment)	812	34,258
Barnes & Noble, Inc. (Retail)	609	8,617
Bed Bath & Beyond, Inc.* (Retail)	3,654	179,594
Best Buy Co., Inc. (Retail)	4,466	153,139
Big Lots, Inc.* (Retail)	1,015	30,917
BJ’s Wholesale Club, Inc.* (Retail)	812	38,895
Bob Evans Farms, Inc. (Retail)	406	13,382
Boyd Gaming Corp.* (Lodging)	812	8,607
Brinker International, Inc. (Retail)	1,421	29,670
Cablevision Systems Corp.—Class A (Media)	3,451	116,782
Cardinal Health, Inc. (Pharmaceuticals)	4,872	186,646
Career Education Corp.* (Commercial Services)	812	16,833
Carmax, Inc.* (Retail)	3,045	97,075
Carnival Corp.—Class A (Leisure Time)	5,684	262,089
Casey’s General Stores, Inc. (Retail)	609	25,889
CBS Corp.—Class B (Media)	8,729	166,287
CEC Entertainment, Inc.* (Retail)	203	7,882
Cheesecake Factory, Inc.* (Retail)	812	24,896
Chemed Corp. (Commercial Services)	406	25,785
Chico’s FAS, Inc. (Retail)	2,436	29,305
Chipotle Mexican Grill, Inc.—Class A* (Retail)	406	86,340
Choice Hotels International, Inc. (Lodging)	406	15,538
Collective Brands, Inc.* (Retail)	812	17,133
Comcast Corp.—Class A (Media)	28,420	624,387
Comcast Corp.—Special Class A (Media)	10,150	211,222
Copart, Inc.* (Retail)	1,015	37,910
Costco Wholesale Corp. (Retail)	5,887	425,100
Cracker Barrel Old Country Store, Inc. (Retail)	406	22,237
CTC Media, Inc. (Media)	812	19,025
CVS Caremark Corp. (Retail)	18,879	656,423
Darden Restaurants, Inc. (Retail)	2,030	94,273
Delta Air Lines, Inc.* (Airlines)	10,962	138,121
DeVry, Inc. (Commercial Services)	812	38,960
Dick’s Sporting Goods, Inc.* (Retail)	1,218	45,675
Dillards, Inc.—Class A (Retail)	609	23,105
DIRECTV—Class A* (Media)	11,571	462,030
Discovery Communications, Inc.—Class A* (Media)	1,827	76,186
Discovery Communications, Inc.—Class C* (Media)	2,030	74,481
DISH Network Corp.—Class A* (Media)	2,842	55,874
Dolby Laboratories, Inc.—Class A* (Electronics)	812	54,160
Dollar Tree, Inc.* (Retail)	1,827	102,458
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	812	23,930
Dress Barn, Inc.* (Retail)	1,015	26,816
Dun & Bradstreet Corp. (Software)	609	49,993
eBay, Inc.* (Internet)	15,428	429,361
Expedia, Inc. (Internet)	2,842	71,306
FactSet Research Systems, Inc. (Computers)	609	57,100
Family Dollar Stores, Inc. (Retail)	1,624	80,729
Foot Locker, Inc. (Retail)	2,233	43,811
GameStop Corp.—Class A* (Retail)	2,030	46,446
Gannett Co., Inc. (Media)	3,248	49,012
Gaylord Entertainment Co.* (Lodging)	406	14,592
Genesco, Inc.* (Retail)	406	15,221
Group 1 Automotive, Inc. (Retail)	406	16,955
GSI Commerce, Inc.* (Internet)	812	18,838
GUESS?, Inc. (Apparel)	812	38,424
H & R Block, Inc. (Commercial Services)	4,263	50,772
Hertz Global Holdings, Inc.* (Commercial Services)	2,639	38,239
Hillenbrand, Inc. (Commercial Services)	812	16,898
Home Depot, Inc. (Retail)	22,736	797,124
HSN, Inc.* (Retail)	609	18,660
Hyatt Hotels Corp.—Class A* (Lodging)	406	18,579
IHS, Inc.—Class A* (Computers)	609	48,958
International Game Technology (Entertainment)	4,060	71,821
International Speedway Corp. (Entertainment)	406	10,625
Interpublic Group of Cos., Inc.* (Advertising)	6,699	71,143
Interval Leisure Group, Inc.* (Leisure Time)	609	9,829
ITT Educational Services, Inc.* (Commercial Services)	406	25,858
J. Crew Group, Inc.* (Retail)	812	35,030
J.C. Penney Co., Inc. (Retail)	2,842	91,825
Jack in the Box, Inc.* (Retail)	812	17,158
JetBlue Airways Corp.* (Airlines)	3,451	22,811
John Wiley & Sons, Inc. (Media)	609	27,551
Kohls Corp.* (Retail)	4,060	220,620
Kroger Co. (Food)	8,120	181,563
Lamar Advertising Co.* (Advertising)	812	32,350
Las Vegas Sands Corp.* (Lodging)	6,293	289,163
Liberty Global, Inc.—Class A* (Media)	1,624	57,457
Liberty Global, Inc.—Series C* (Media)	1,624	55,037
Liberty Media Holding Corp.—Capital Series A* (Media)	1,015	63,498
Liberty Media Holding Corp.—Interactive Series A* (Internet)	7,714	121,650
Liberty Media-Starz—Series A* (Media)	609	40,486
Life Time Fitness, Inc.* (Leisure Time)	609	24,963
Limited, Inc. (Retail)	3,857	118,526
Live Nation, Inc.* (Commercial Services)	2,030	23,183
Lowe’s Cos., Inc. (Retail)	19,082	478,577
Macy’s, Inc. (Retail)	5,887	148,941
Madison Square Garden, Inc.—Class A* (Entertainment)	812	20,933

See accompanying notes to the financial statements.

238 :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued
	Shares	Value

Marriott International, Inc.—Class A (Lodging)	4,264	$177,121
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	406	14,202
McDonald’s Corp. (Retail)	14,819	1,137,506
McGraw-Hill Cos., Inc. (Media)	4,263	155,216
McKesson Corp. (Commercial Services)	3,654	257,169
Meredith Corp. (Media)	406	14,068
MGM Resorts International* (Commercial Services)	4,466	66,320
Morningstar, Inc. (Commercial Services)	203	10,775
Netflix, Inc.* (Internet)	609	107,001
News Corp.—Class A (Media)	25,172	366,504
News Corp.—Class B (Media)	6,090	99,998
Nordstrom, Inc. (Retail)	2,436	103,238
O’Reilly Automotive, Inc.* (Retail)	1,827	110,387
Office Depot, Inc.* (Retail)	3,857	20,828
OfficeMax, Inc.* (Retail)	1,218	21,559
Omnicare, Inc. (Pharmaceuticals)	1,624	41,233
Omnicom Group, Inc. (Advertising)	4,263	195,245
Orient-Express Hotels, Ltd.—Class A* (Lodging)	1,218	15,822
P.F. Chang’s China Bistro, Inc. (Retail)	406	19,675
Panera Bread Co.—Class A* (Retail)	406	41,091
Papa John’s International, Inc.* (Retail)	203	5,623
Penn National Gaming* (Entertainment)	1,015	35,677
PetSmart, Inc. (Retail)	1,624	64,668
Pinnacle Entertainment, Inc.* (Entertainment)	812	11,384
Priceline.com, Inc.* (Internet)	609	243,326
RadioShack Corp. (Retail)	1,827	33,781
Regal Entertainment Group—Class A (Entertainment)	1,015	11,916
Regis Corp. (Retail)	812	13,479
Rent-A-Center, Inc. (Commercial Services)	1,015	32,764
Rite Aid Corp.* (Retail)	8,323	7,351
Rollins, Inc. (Commercial Services)	1,015	20,046
Ross Stores, Inc. (Retail)	1,624	102,718
Royal Caribbean Cruises, Ltd.* (Leisure Time)	1,827	85,869
Ruddick Corp. (Food)	609	22,436
Safeway, Inc. (Food)	5,075	114,137
Saks, Inc.* (Retail)	1,624	17,377
Sally Beauty Holdings, Inc.* (Retail)	1,218	17,698
Scholastic Corp. (Media)	406	11,993
Scientific Games Corp.—Class A* (Entertainment)	1,015	10,109
Scripps Networks Interactive—Class A (Entertainment)	1,218	63,032
Sears Holdings Corp.* (Retail)	609	44,914
Service Corp. International (Commercial Services)	3,451	28,471
Signet Jewelers, Ltd.* (Retail)	1,218	52,861
SkyWest, Inc. (Airlines)	812	12,683
Sonic Corp.* (Retail)	812	8,217
Sotheby’s (Commercial Services)	1,015	45,675
Southwest Airlines Co. (Airlines)	10,353	134,382
Staples, Inc. (Retail)	10,150	231,116
Starbucks Corp. (Retail)	10,353	332,642
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,436	148,060
Strayer Education, Inc. (Commercial Services)	203	30,901
SuperValu, Inc. (Food)	2,842	27,368
Sysco Corp. (Food)	8,120	238,728
Target Corp. (Retail)	8,932	537,081
The Buckle, Inc. (Retail)	406	15,335
The Cato Corp.—Class A (Retail)	406	11,128
The Children’s Place Retail Stores, Inc.* (Retail)	406	20,154
The Gap, Inc. (Retail)	4,872	107,866
The Men’s Wearhouse, Inc. (Retail)	812	20,284
The New York Times Co.—Class A* (Media)	1,421	13,926
Tiffany & Co. (Retail)	1,827	113,767
Time Warner Cable, Inc. (Media)	4,872	321,698
Time Warner, Inc. (Media)	15,631	502,849
TJX Cos., Inc. (Retail)	5,481	243,302
Tractor Supply Co. (Retail)	1,015	49,217
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	609	20,706
United Continental Holdings, Inc.* (Airlines)	4,466	106,380
United Natural Foods, Inc.* (Food)	609	22,338
Urban Outfitters, Inc.* (Retail)	1,827	65,425
US Airways Group, Inc.* (Airlines)	2,233	22,352
Vail Resorts, Inc.* (Entertainment)	406	21,128
Valassis Communications, Inc.* (Commercial Services)	609	19,701
ValueClick, Inc.* (Internet)	1,218	19,525
VCA Antech, Inc.* (Pharmaceuticals)	1,218	28,367
Viacom, Inc.—Class B (Media)	7,714	305,552
Wal-Mart Stores, Inc. (Retail)	28,014	1,510,795
Walgreen Co. (Retail)	13,601	529,895
Walt Disney Co. (Media)	24,563	921,358
Washington Post Co.—Class B (Media)	203	89,219
WebMD Health Corp.* (Internet)	812	41,461
Weight Watchers International, Inc. (Commercial Services)	406	15,221
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	4,466	20,633
Whole Foods Market, Inc.* (Food)	1,827	92,428
Williams Sonoma, Inc. (Retail)	1,421	50,716
WMS Industries, Inc.* (Leisure Time)	812	36,735
Wyndham Worldwide Corp. (Lodging)	2,436	72,983
Wynn Resorts, Ltd. (Lodging)	1,218	126,477
YUM! Brands, Inc. (Retail)	6,496	318,629

TOTAL COMMON STOCKS
(Cost $18,412,045)		22,220,122

TOTAL INVESTMENT SECURITIES
(Cost $18,412,045)—100.7%		22,220,122
Net other assets (liabilities)—(0.7)%		(143,739)

NET ASSETS—100.0%		$22,076,383

*	Non-income producing security

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 239

ProFund VP Consumer Services invested in the following industries as of December 31, 2010:

	Value	% of Net Assets

Advertising	$298,738	1.4%
Airlines	496,117	2.2%
Apparel	38,424	0.2%
Commercial Services	874,687	4.0%
Computers	106,058	0.5%
Electronics	54,160	0.2%
Entertainment	314,813	1.4%
Food	698,998	3.2%
Home Furnishings	20,696	0.1%
Internet	1,929,428	8.7%
Leisure Time	419,485	1.9%
Lodging	886,942	4.0%
Media	4,901,696	22.2%
Miscellaneous Manufacturing	14,202	0.1%
Pharmaceuticals	387,847	1.8%
Retail	10,689,798	48.4%
Retail - Restaurants	20,633	0.1%
Software	67,400	0.3%
Other**	(143,739)	(0.7)%

Total	$22,076,383	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

240 :: ProFund VP Consumer Services :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$18,412,045

Securities, at value	22,220,122

Total Investment Securities, at value	22,220,122
Dividends receivable	26,346
Receivable for capital shares issued	19,756
Prepaid expenses	63

TOTAL ASSETS	22,266,287

LIABILITIES:
Cash overdraft	77,389
Payable for capital shares redeemed	68,485
Advisory fees payable	11,101
Management services fees payable	1,480
Administration fees payable	708
Administrative services fees payable	7,463
Distribution fees payable	5,626
Trustee fees payable	1
Transfer agency fees payable	1,875
Fund accounting fees payable	1,417
Compliance services fees payable	59
Other accrued expenses	14,300

TOTAL LIABILITIES	189,904

NET ASSETS	$22,076,383

NET ASSETS CONSIST OF:
Capital	$20,989,216
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(2,720,910)
Net unrealized appreciation (depreciation) on investments	3,808,077

NET ASSETS	$22,076,383

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	689,748

Net Asset Value (offering and redemption price per share)	$32.01

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$218,252
Interest	45

TOTAL INVESTMENT INCOME	218,297

EXPENSES:
Advisory fees	102,091
Management services fees	13,612
Administration fees	5,727
Transfer agency fees	8,069
Administrative services fees	46,040
Distribution fees	34,031
Custody fees	19,766
Fund accounting fees	12,041
Trustee fees	155
Compliance services fees	141
Other fees	23,169

Total Gross Expenses before reductions	264,842
Less Expenses reduced by the Advisor	(36,156)

TOTAL NET EXPENSES	228,686

NET INVESTMENT INCOME (LOSS)	(10,389)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,068,077)
Change in net unrealized appreciation/depreciation on investments	2,615,678

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,547,601

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,537,212

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 241

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$(10,389)	$(1,772)
Net realized gains (losses) on investments	(1,068,077)	(291,671)
Change in net unrealized appreciation/depreciation on investments	2,615,678	746,482

Change in net assets resulting from operations	1,537,212	453,039

CAPITAL TRANSACTIONS:
Proceeds from shares issued	47,442,454	16,392,440
Value of shares redeemed	(33,307,582)	(15,723,753)

Change in net assets resulting from capital transactions	14,134,872	668,687

Change in net assets	15,672,084	1,121,726
NET ASSETS:
Beginning of period	6,404,299	5,282,573

End of period	$22,076,383	$6,404,299

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	1,642,963	721,234
Redeemed	(1,196,122)	(740,343)

Change in shares	446,841	(19,109)

See accompanying notes to the financial statements.

242 :: ProFund VP Consumer Services :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$26.37	$20.16	$29.38	$32.02	$28.59

Investment Activities:
Net investment income (loss)(a)	(0.02)	(0.01)	(0.04)	(0.23)	(0.17)
Net realized and unrealized gains (losses) on investments	5.66	6.22	(9.18)	(2.41)	3.60

Total income (loss) from investment activities	5.64	6.21	(9.22)	(2.64)	3.43

Net Asset Value, End of Period	$32.01	$26.37	$20.16	$29.38	$32.02

Total Return	21.39%	30.80%	(31.38)%	(8.24)%	12.00%

Ratios to Average Net Assets:
Gross expenses	1.95%	2.51%	2.51%	2.07%	2.19%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)	(0.08)%	(0.06)%	(0.17)%	(0.70)%	(0.57)%

Supplemental Data:
Net assets, end of period (000’s)	$22,076	$6,404	$5,283	$2,458	$6,499
Portfolio turnover rate(b)	203%	467%	983%	618%	579%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Financials :: 243

The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 10.93%, compared to a return of 12.72%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Citigroup Inc (+42.90%), U.S. Bancorp (+19.81%), and Wells Fargo & Co (+14.82%), while the bottom three performers in this group were Bank of America Corp (-11.42%), Morgan Stanley Dean Witter & Co. (-8.07%), and The Goldman Sachs Group Inc (-0.40%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Financials	10.93%	-9.74%	-3.46%
Dow Jones U.S. Financials Index	12.72%	-8.43%	-1.38%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**
Fund	Gross	Net

ProFund VP Financials	1.88%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	7.5%
Wells Fargo & Co.	6.9%
Citigroup, Inc.	6.2%
Bank of America Corp.	6.0%
Berkshire Hathaway, Inc.—Class B	3.4%

Dow Jones U.S. Financials Index – Composition
% of Index

Banks	38%
General Financial	25%
Nonlife Insurance	15%
Real Estate Investment Trusts	15%
Life Insurance	6%
Real Estate Investment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

244 :: ProFund VP Financials :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (99.7%)
	Shares	Value

ACE, Ltd. (Insurance)	4,460	$277,635
Affiliated Managers Group, Inc.* (Diversified Financial Services)	446	44,252
AFLAC, Inc. (Insurance)	5,798	327,181
Alexandria Real Estate Equities, Inc. (REIT)	892	65,348
Allied World Assurance Co. Holdings, Ltd. (Insurance)	446	26,510
Allstate Corp. (Insurance)	6,244	199,059
AMB Property Corp. (REIT)	2,230	70,713
American Campus Communities, Inc. (REIT)	892	28,330
American Express Co. (Diversified Financial Services)	13,380	574,270
American Financial Group, Inc. (Insurance)	892	28,803
American International Group, Inc.* (Insurance)	1,338	77,096
Ameriprise Financial, Inc. (Diversified Financial Services)	3,122	179,671
Annaly Mortgage Management, Inc. (REIT)	8,028	143,862
AON Corp. (Insurance)	3,568	164,164
Apartment Investment and Management Co.—Class A (REIT)	1,338	34,574
Arch Capital Group, Ltd.* (Insurance)	446	39,270
Argo Group International Holdings, Ltd. (Insurance)	446	16,703
Arthur J. Gallagher & Co. (Insurance)	1,338	38,909
Aspen Insurance Holdings, Ltd. (Insurance)	892	25,529
Associated Banc-Corp (Banks)	2,230	33,784
Assurant, Inc. (Insurance)	1,338	51,540
Assured Guaranty, Ltd. (Insurance)	2,230	39,471
Astoria Financial Corp. (Savings & Loans)	1,338	18,612
Avalonbay Communities, Inc. (REIT)	892	100,395
Axis Capital Holdings, Ltd. (Insurance)	1,338	48,007
BancorpSouth, Inc. (Banks)	892	14,227
Bank of America Corp. (Banks)	126,664	1,689,698
Bank of Hawaii Corp. (Banks)	446	21,056
Bank of New York Mellon Corp. (Banks)	15,610	471,422
BB&T Corp. (Banks)	8,920	234,507
Berkshire Hathaway, Inc.—Class B* (Insurance)	12,042	964,685
BioMed Realty Trust, Inc. (REIT)	1,784	33,272
BlackRock, Inc.—Class A (Diversified Financial Services)	1,338	254,996
BOK Financial Corp. (Banks)	446	23,816
Boston Properties, Inc. (REIT)	1,784	153,602
Brandywine Realty Trust (REIT)	1,784	20,784
BRE Properties, Inc.—Class A (REIT)	892	38,802
Brookfield Properties Corp. (Real Estate)	3,122	54,729
Brown & Brown, Inc. (Insurance)	1,338	32,032
Camden Property Trust (REIT)	892	48,150
Capital One Financial Corp. (Diversified Financial Services)	5,798	246,763
CapitalSource, Inc. (Diversified Financial Services)	3,568	25,333
Capitol Federal Financial, Inc. (Diversified Financial Services)	3,122	37,186
Cathay Bancorp, Inc. (Banks)	892	14,896
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	3,568	73,073
CBL & Associates Properties, Inc. (REIT)	1,784	31,220
Chimera Investment Corp. (REIT)	12,934	53,159
Chubb Corp. (Insurance)	4,014	239,395
Cincinnati Financial Corp. (Insurance)	1,784	56,535
CIT Group, Inc.* (Banks)	2,230	105,033
Citigroup, Inc.* (Diversified Financial Services)	369,734	1,748,842
City National Corp. (Banks)	446	27,367
CME Group, Inc. (Diversified Financial Services)	892	287,001
CNO Financial Group, Inc.* (Insurance)	2,676	18,143
Colonial Properties Trust (REIT)	892	16,101
Comerica, Inc. (Banks)	2,230	94,195
Commerce Bancshares, Inc. (Banks)	892	35,439
CommonWealth REIT (REIT)	892	22,755
Corporate Office Properties Trust (REIT)	892	31,175
Cullen/Frost Bankers, Inc. (Banks)	892	54,519
DCT Industrial Trust, Inc. (REIT)	2,676	14,210
Delphi Financial Group, Inc.—Class A (Insurance)	446	12,863
Developers Diversified Realty Corp. (REIT)	2,676	37,705
DiamondRock Hospitality Co.* (REIT)	1,784	21,408
Digital Realty Trust, Inc. (REIT)	1,338	68,960
Discover Financial Services (Diversified Financial Services)	7,136	132,230
Douglas Emmett, Inc. (REIT)	1,784	29,614
Duke-Weeks Realty Corp. (REIT)	3,122	38,900
DuPont Fabros Technology, Inc. (REIT)	892	18,973
E*TRADE Financial Corp.* (Diversified Financial Services)	2,676	42,816
East West Bancorp, Inc. (Banks)	1,784	34,877
EastGroup Properties, Inc. (REIT)	446	18,875
Eaton Vance Corp. (Diversified Financial Services)	1,338	40,448
Endurance Specialty Holdings, Ltd. (Insurance)	446	20,547
Entertainment Properties Trust (REIT)	446	20,627
Equifax, Inc. (Commercial Services)	1,784	63,510
Equity Lifestyle Properties, Inc. (REIT)	446	24,945
Equity Residential (REIT)	3,568	185,358
Erie Indemnity Co.—Class A (Insurance)	446	29,200
Essex Property Trust, Inc. (REIT)	446	50,942
Everest Re Group, Ltd. (Insurance)	892	75,659
F.N.B. Corp. (Banks)	1,338	13,139
Federal Realty Investment Trust (REIT)	892	69,514
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,338	35,015
Fidelity National Title Group, Inc.—Class A (Insurance)	3,122	42,709
Fifth Third Bancorp (Banks)	10,258	150,587
First American Financial Corp. (Insurance)	1,338	19,990
First Financial Bankshares, Inc. (Banks)	446	22,826
First Horizon National Corp.* (Banks)	3,122	36,782
First Midwest Bancorp, Inc. (Banks)	892	10,276
First Niagara Financial Group, Inc. (Savings & Loans)	2,676	37,410
FirstMerit Corp. (Banks)	1,338	26,479

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 245

Common Stocks, continued
	Shares	Value

Forest City Enterprises, Inc.—Class A* (Real Estate)	1,338	$22,331
Forestar Group, Inc.* (Real Estate)	446	8,608
Franklin Resources, Inc. (Diversified Financial Services)	1,784	198,399
Franklin Street Properties Corp. (REIT)	892	12,711
Fulton Financial Corp. (Banks)	2,676	27,670
General Growth Properties, Inc. (REIT)	4,906	75,945
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	6,244	82,046
Glacier Bancorp, Inc. (Banks)	892	13,478
Greenhill & Co., Inc. (Diversified Financial Services)	446	36,429
Hancock Holding Co. (Banks)	446	15,548
Hanover Insurance Group, Inc. (Insurance)	446	20,837
Hartford Financial Services Group, Inc. (Insurance)	5,798	153,589
Hatteras Financial Corp. (REIT)	446	13,500
HCC Insurance Holdings, Inc. (Insurance)	1,338	38,722
HCP, Inc. (REIT)	4,460	164,083
Health Care REIT, Inc. (REIT)	1,784	84,990
Healthcare Realty Trust, Inc. (REIT)	892	18,884
Highwoods Properties, Inc. (REIT)	892	28,410
Home Properties, Inc. (REIT)	446	24,749
Horace Mann Educators Corp. (Insurance)	446	8,046
Hospitality Properties Trust (REIT)	1,784	41,103
Host Marriott Corp. (REIT)	8,474	151,430
Hudson City Bancorp, Inc. (Savings & Loans)	6,244	79,549
Huntington Bancshares, Inc. (Banks)	10,704	73,536
IBERIABANK Corp. (Banks)	446	26,372
IntercontinentalExchange, Inc.* (Diversified Financial Services)	892	106,282
International Bancshares Corp. (Banks)	892	17,867
Invesco, Ltd. (Diversified Financial Services)	5,798	139,500
Investment Technology Group, Inc.* (Diversified Financial Services)	446	7,301
J.P. Morgan Chase & Co. (Diversified Financial Services)	49,952	2,118,964
Janus Capital Group, Inc. (Diversified Financial Services)	2,230	28,923
Jefferies Group, Inc. (Diversified Financial Services)	1,338	35,631
Jones Lang LaSalle, Inc. (Real Estate)	446	37,428
KBW, Inc. (Diversified Financial Services)	446	12,452
KeyCorp (Banks)	11,150	98,677
Kilroy Realty Corp. (REIT)	446	16,266
Kimco Realty Corp. (REIT)	4,906	88,504
LaSalle Hotel Properties (REIT)	892	23,549
Legg Mason, Inc. (Diversified Financial Services)	1,784	64,706
Lexington Realty Trust (REIT)	1,338	10,637
Liberty Property Trust (REIT)	1,338	42,709
Lincoln National Corp. (Insurance)	4,014	111,629
Loews Corp. (Insurance)	4,460	173,539
M&T Bank Corp. (Banks)	1,338	116,473
Mack-Cali Realty Corp. (REIT)	892	29,489
Marsh & McLennan Cos., Inc. (Insurance)	6,690	182,905
Marshall & Ilsley Corp. (Banks)	6,690	46,295
MasterCard, Inc.—Class A (Software)	1,338	299,859
MB Financial, Inc. (Banks)	892	15,449
MBIA, Inc.* (Insurance)	1,784	21,390
Mercury General Corp. (Insurance)	446	19,182
MetLife, Inc. (Insurance)	8,920	396,405
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,784	14,914
MFA Financial, Inc. (REIT)	3,568	29,115
MGIC Investment Corp.* (Insurance)	2,676	27,268
Mid-America Apartment Communities, Inc. (REIT)	446	28,317
Montpelier Re Holdings, Ltd. (Insurance)	892	17,786
Moody’s Corp. (Commercial Services)	2,676	71,021
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	17,394	473,291
MSCI, Inc.—Class A* (Software)	1,338	52,128
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,230	52,873
National Penn Bancshares, Inc. (Banks)	1,784	14,326
National Retail Properties, Inc. (REIT)	892	23,638
Nationwide Health Properties, Inc. (REIT)	1,784	64,902
New York Community Bancorp (Savings & Loans)	5,352	100,885
NewAlliance Bancshares, Inc. (Savings & Loans)	1,338	20,043
Northern Trust Corp. (Banks)	3,122	172,990
NYSE Euronext (Diversified Financial Services)	3,122	93,598
Old National Bancorp (Banks)	892	10,606
Old Republic International Corp. (Insurance)	3,122	42,553
OMEGA Healthcare Investors, Inc. (REIT)	1,338	30,025
optionsXpress Holdings, Inc. (Diversified Financial Services)	446	6,989
PacWest Bancorp (Banks)	446	9,535
PartnerRe, Ltd. (Insurance)	892	71,672
People’s United Financial, Inc. (Banks)	4,906	68,733
Piedmont Office Realty Trust, Inc.—Class A (REIT)	1,784	35,930
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	446	15,614
Platinum Underwriters Holdings, Ltd. (Insurance)	446	20,057
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,230	83,513
PNC Financial Services Group (Banks)	6,690	406,217
Popular, Inc.* (Banks)	12,934	40,613
Post Properties, Inc. (REIT)	446	16,190
Potlatch Corp. (Forest Products & Paper)	446	14,517
Principal Financial Group, Inc. (Insurance)	4,014	130,696
PrivateBancorp, Inc. (Banks)	892	12,827
ProAssurance Corp.* (Insurance)	446	27,028
Progressive Corp. (Insurance)	8,028	159,516
ProLogis (REIT)	7,136	103,044
Prosperity Bancshares, Inc. (Banks)	446	17,519
Protective Life Corp. (Insurance)	892	23,763
Provident Financial Services, Inc. (Savings & Loans)	892	13,496
Prudential Financial, Inc. (Insurance)	6,244	366,585
Public Storage, Inc. (REIT)	1,784	180,933
Radian Group, Inc. (Insurance)	1,784	14,397
Raymond James Financial Corp. (Diversified Financial Services)	1,338	43,753

See accompanying notes to the financial statements.

246 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued
	Shares	Value

Rayonier, Inc. (Forest Products & Paper)	892	$46,848
Realty Income Corp. (REIT)	1,338	45,760
Redwood Trust, Inc. (REIT)	892	13,318
Regency Centers Corp. (REIT)	892	37,678
Regions Financial Corp. (Banks)	16,056	112,392
Reinsurance Group of America, Inc. (Insurance)	892	47,909
RenaissanceRe Holdings (Insurance)	892	56,811
RLI Corp. (Insurance)	446	23,446
SEI Investments Co. (Software)	1,784	42,441
Selective Insurance Group, Inc. (Insurance)	892	16,190
Senior Housing Properties Trust (REIT)	1,784	39,141
Signature Bank* (Banks)	446	22,300
Simon Property Group, Inc. (REIT)	3,568	354,980
SL Green Realty Corp. (REIT)	892	60,219
SLM Corp.* (Diversified Financial Services)	6,244	78,612
St. Joe Co.* (Real Estate)	1,338	29,235
StanCorp Financial Group, Inc. (Insurance)	446	20,132
State Street Corp. (Banks)	6,244	289,347
Sterling Bancshares, Inc. (Banks)	1,338	9,393
Stifel Financial Corp.* (Diversified Financial Services)	446	27,670
Sunstone Hotel Investors, Inc.* (REIT)	1,338	13,822
SunTrust Banks, Inc. (Banks)	6,244	184,260
Susquehanna Bancshares, Inc. (Banks)	1,784	17,269
SVB Financial Group* (Banks)	446	23,660
Synovus Financial Corp. (Banks)	8,474	22,371
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,122	201,494
Tanger Factory Outlet Centers, Inc. (REIT)	446	22,831
Taubman Centers, Inc. (REIT)	892	45,028
TCF Financial Corp. (Banks)	1,784	26,421
TD Ameritrade Holding Corp. (Diversified Financial Services)	3,122	59,287
TFS Financial Corp. (Savings & Loans)	1,338	12,069
The Charles Schwab Corp. (Diversified Financial Services)	12,488	213,670
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,352	899,992
The Macerich Co. (REIT)	1,784	84,508
The Travelers Cos., Inc. (Insurance)	5,798	323,007
Torchmark Corp. (Insurance)	892	53,288
Tower Group, Inc. (Insurance)	446	11,409
Transatlantic Holdings, Inc. (Insurance)	892	46,045
TrustCo Bank Corp. NY (Banks)	892	5,655
Trustmark Corp. (Banks)	892	22,157
U.S. Bancorp (Banks)	24,530	661,574
UDR, Inc. (REIT)	2,230	52,450
UMB Financial Corp. (Banks)	446	18,473
Umpqua Holdings Corp. (Banks)	1,338	16,297
United Bankshares, Inc. (Banks)	446	13,023
Unitrin, Inc. (Insurance)	446	10,945
UnumProvident Corp. (Insurance)	4,014	97,219
Validus Holdings, Ltd. (Insurance)	892	27,304
Valley National Bancorp (Banks)	2,230	31,889
Ventas, Inc. (REIT)	1,784	93,624
Visa, Inc.—Class A (Commercial Services)	6,244	439,453
Vornado Realty Trust (REIT)	2,230	185,826
W.R. Berkley Corp. (Insurance)	1,784	48,846
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	892	31,479
Washington Federal, Inc. (Savings & Loans)	1,338	22,639
Washington REIT (REIT)	892	27,643
Webster Financial Corp. (Banks)	892	17,572
Weingarten Realty Investors (REIT)	1,338	31,791
Wells Fargo & Co. (Banks)	63,332	1,962,659
Westamerica Bancorp (Banks)	446	24,740
Western Union Co. (Commercial Services)	8,474	157,362
Whitney Holding Corp. (Banks)	1,338	18,933
Willis Group Holdings PLC (Insurance)	2,230	77,225
Wintrust Financial Corp. (Banks)	446	14,731
XL Group PLC (Insurance)	4,014	87,585
Zions Bancorp (Banks)	2,230	54,033

TOTAL COMMON STOCKS
(Cost $15,774,987)		28,168,762

Repurchase Agreements (0.3%)

	Principal Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $4,000 (Collateralized by $4,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $4,172)	$4,000	$4,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $10,000 (Collateralized by $11,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $10,986)	10,000	10,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $80,001 (Collateralized by $82,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $81,863)	80,000	80,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $3,000 (Collateralized by $3,000 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $3,133)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $97,000)		97,000

TOTAL INVESTMENT SECURITIES
(Cost $15,871,987)—100.0%		28,265,762
Net other assets (liabilities)—NM		2,439

NET ASSETS—100.0%		$28,268,201

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 247

ProFund VP Financials invested in the following industries as of December 31, 2010:

	Value	% of Net Assets

Banks	$7,888,805	27.9%
Commercial Services	731,346	2.6%
Diversified Financial Services	8,692,692	30.8%
Forest Products & Paper	144,878	0.5%
Insurance	5,846,561	20.7%
REIT	3,939,945	13.9%
Real Estate	225,404	0.8%
Savings & Loans	304,703	1.1%
Software	394,428	1.4%
Other**	99,439	0.3%

Total	$28,268,201	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

248 :: ProFund VP Financials :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$15,871,987

Securities, at value	28,168,762
Repurchase agreements, at value	97,000

Total Investment Securities, at value	28,265,762
Cash	263
Dividends and interest receivable	33,770
Receivable for capital shares issued	80,035
Prepaid expenses	131

TOTAL ASSETS	28,379,961

LIABILITIES:
Payable for investments purchased	26,562
Payable for capital shares redeemed	15,228
Advisory fees payable	16,994
Management services fees payable	2,266
Administration fees payable	898
Administrative services fees payable	10,047
Distribution fees payable	9,872
Trustee fees payable	1
Transfer agency fees payable	2,615
Fund accounting fees payable	1,798
Compliance services fees payable	86
Other accrued expenses	25,393

TOTAL LIABILITIES	111,760

NET ASSETS	$28,268,201

NET ASSETS CONSIST OF:
Capital	$41,212,443
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(25,338,017)
Net unrealized appreciation (depreciation) on investments	12,393,775

NET ASSETS	$28,268,201

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,427,127

Net Asset Value (offering and redemption price per share)	$19.81

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$419,360
Interest	80

TOTAL INVESTMENT INCOME	419,440

EXPENSES:
Advisory fees	219,617
Management services fees	29,282
Administration fees	12,482
Transfer agency fees	17,723
Administrative services fees	85,896
Distribution fees	73,206
Custody fees	20,532
Fund accounting fees	25,263
Trustee fees	384
Compliance services fees	239
Other fees	43,783

Total Gross Expenses before reductions	528,407
Less Expenses reduced by the Advisor	(36,464)

TOTAL NET EXPENSES	491,943

NET INVESTMENT INCOME (LOSS)	(72,503)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(203,165)
Change in net unrealized appreciation/depreciation on investments	1,635,155

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,431,990

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,359,487

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 249

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$(72,503)	$88,722
Net realized gains (losses) on investments	(203,165)	(6,235,235)
Change in net unrealized appreciation/depreciation on investments	1,635,155	10,836,278

Change in net assets resulting from operations	1,359,487	4,689,765

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(88,722)	(487,543)

Change in net assets resulting from distributions	(88,722)	(487,543)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	50,263,634	69,097,729
Dividends reinvested	88,722	487,543
Value of shares redeemed	(50,993,779)	(68,746,201)

Change in net assets resulting from capital transactions	(641,423)	839,071

Change in net assets	629,342	5,041,293
NET ASSETS:
Beginning of period	27,638,859	22,597,566

End of period	$28,268,201	$27,638,859

Accumulated net investment income (loss)	$—	$88,722

SHARE TRANSACTIONS:
Issued	2,660,325	4,752,296
Reinvested	4,635	26,598
Redeemed	(2,781,176)	(4,663,728)

Change in shares	(116,216)	115,166

See accompanying notes to the financial statements.

250 :: ProFund VP Financials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$17.91	$15.82	$32.38	$40.64	$34.84

Investment Activities:
Net investment income (loss)(a)	(0.05)	0.06	0.46	0.41	0.34
Net realized and unrealized gains (losses) on investments	2.01	2.32	(16.72)	(8.11)	5.69

Total income (loss) from investment activities	1.96	2.38	(16.26)	(7.70)	6.03

Distributions to Shareholders From:
Net investment income	(0.06)	(0.29)	(0.30)	(0.56)	(0.23)

Net Asset Value, End of Period	$19.81	$17.91	$15.82	$32.38	$40.64

Total Return	10.93%	15.01%	(50.54)%	(19.11)%	17.35%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.88%	1.85%	1.74%	1.76%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)	(0.25)%	0.39%	1.90%	1.04%	0.90%

Supplemental Data:
Net assets, end of period (000’s)	$28,268	$27,639	$22,598	$24,899	$49,610
Portfolio turnover rate(b)	140%	272%	413%	216%	247%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Health Care :: 251

The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 2.84%, compared to a return of 4.52%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were UnitedHeath Group Inc (+18.47%), Bristol-Myers Squibb Co (+4.87%), and Merck & Co Inc (-1.37%), while the bottom three performers in this group were Gilead Sciences Inc (-16.25%), Medtronic Inc (-15.67%), and Abbott Laboratories (-11.26%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Health Care	2.84%	0.87%	-0.26%
Dow Jones U.S. Health Care Index	4.52%	2.61%	1.66%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**
Fund	Gross	Net

ProFund VP Health Care	1.80%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	12.1%
Pfizer, Inc.	10.0%
Merck & Co., Inc.	7.8%
Abbott Laboratories	5.2%
Amgen, Inc.	3.7%

Dow Jones U.S. Health Care Index – Composition
% of Index

Pharmaceuticals and Biotechnology	62%
Health Care Equipment and Services	38%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

252 :: ProFund VP Health Care :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (100.1%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	25,025	$1,198,948
Acorda Therapeutics, Inc.* (Biotechnology)	550	14,993
Aetna, Inc. (Healthcare-Services)	6,875	209,756
Alcon, Inc. (Healthcare-Products)	1,375	224,675
Alere, Inc.* (Healthcare-Products)	1,375	50,325
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,375	110,756
Alkermes, Inc.* (Pharmaceuticals)	1,650	20,262
Allergan, Inc. (Pharmaceuticals)	4,950	339,916
Amedisys, Inc.* (Healthcare-Services)	550	18,425
American Medical Systems Holdings, Inc.* (Healthcare-Products)	1,100	20,746
AMERIGROUP Corp.* (Healthcare-Services)	825	36,234
Amgen, Inc.* (Biotechnology)	15,675	860,557
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,200	32,362
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	825	17,408
Bard (C.R.), Inc. (Healthcare-Products)	1,650	151,420
Baxter International, Inc. (Healthcare-Products)	9,625	487,217
Beckman Coulter, Inc. (Healthcare-Products)	1,100	82,753
Becton, Dickinson & Co. (Healthcare-Products)	3,575	302,159
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	275	28,559
Biogen Idec, Inc.* (Biotechnology)	3,575	239,704
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,650	44,435
Boston Scientific Corp.* (Healthcare-Products)	24,475	185,276
Bristol-Myers Squibb Co. (Pharmaceuticals)	28,050	742,764
Brookdale Senior Living, Inc.* (Healthcare-Services)	1,650	35,327
CareFusion Corp.* (Healthcare-Products)	3,575	91,877
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	550	25,570
Celera Corp.* (Biotechnology)	1,375	8,663
Celgene Corp.* (Biotechnology)	7,425	439,114
Centene Corp.* (Healthcare-Services)	825	20,906
Cephalon, Inc.* (Pharmaceuticals)	1,100	67,892
Cepheid, Inc.* (Healthcare-Products)	1,100	25,025
Charles River Laboratories International, Inc.* (Biotechnology)	1,100	39,094
CIGNA Corp. (Insurance)	4,400	161,304
Community Health Systems, Inc.* (Healthcare-Services)	1,650	61,660
Cooper Cos., Inc. (Healthcare-Products)	825	46,481
Covance, Inc.* (Healthcare-Services)	1,100	56,551
Coventry Health Care, Inc.* (Healthcare-Services)	2,475	65,340
Covidien PLC (Healthcare-Products)	8,250	376,695
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	825	17,655
DaVita, Inc.* (Healthcare-Services)	1,650	114,658
Dendreon Corp.* (Biotechnology)	2,475	86,427
DENTSPLY International, Inc. (Healthcare-Products)	2,200	75,174
Edwards Lifesciences Corp.* (Healthcare-Products)	1,925	155,617
Eli Lilly & Co. (Pharmaceuticals)	15,950	558,888
Emergency Medical Services Corp.—Class A* (Commercial Services)	550	35,536
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,650	58,921
Express Scripts, Inc.* (Pharmaceuticals)	8,250	445,912
Forest Laboratories, Inc.* (Pharmaceuticals)	4,675	149,506
Gen-Probe, Inc.* (Healthcare-Products)	825	48,139
Genzyme Corp.* (Biotechnology)	4,125	293,700
Gilead Sciences, Inc.* (Pharmaceuticals)	13,750	498,300
Haemonetics Corp.* (Healthcare-Products)	275	17,375
Health Management Associates, Inc.—Class A* (Healthcare-Services)	4,125	39,353
Health Net, Inc.* (Healthcare-Services)	1,650	45,029
HEALTHSOUTH Corp.* (Healthcare-Services)	1,650	34,172
HealthSpring, Inc.* (Healthcare-Services)	825	21,887
Henry Schein, Inc.* (Healthcare-Products)	1,375	84,411
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,100	43,307
HMS Holdings Corp.* (Commercial Services)	550	35,624
Hologic, Inc.* (Healthcare-Products)	4,125	77,632
Hospira, Inc.* (Pharmaceuticals)	2,750	153,147
Human Genome Sciences, Inc.* (Biotechnology)	3,025	72,267
Humana, Inc.* (Healthcare-Services)	2,750	150,535
IDEXX Laboratories, Inc.* (Healthcare-Products)	825	57,106
Illumina, Inc.* (Biotechnology)	1,925	121,929
Immucor, Inc.* (Healthcare-Products)	1,100	21,813
Incyte, Corp.* (Biotechnology)	1,925	31,878
Intuitive Surgical, Inc.* (Healthcare-Products)	550	141,762
Invacare Corp. (Healthcare-Products)	550	16,588
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,650	16,698
Johnson & Johnson (Healthcare-Products)	45,100	2,789,435
Kinetic Concepts, Inc.* (Healthcare-Products)	1,100	46,068
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,125	57,956
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,650	145,068
Life Technologies Corp.* (Biotechnology)	3,025	167,887
LifePoint Hospitals, Inc.* (Healthcare-Services)	825	30,319
Lincare Holdings, Inc. (Healthcare-Services)	1,650	44,270
Magellan Health Services, Inc.* (Healthcare-Services)	550	26,004
Masimo Corp. (Healthcare-Products)	825	23,983
Medco Health Solutions, Inc.* (Pharmaceuticals)	6,875	421,231
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	825	22,102
Mednax, Inc.* (Healthcare-Services)	825	55,514
Medtronic, Inc. (Healthcare-Products)	17,600	652,784
Merck & Co., Inc. (Pharmaceuticals)	50,050	1,803,802
Mylan Laboratories, Inc.* (Pharmaceuticals)	7,150	151,079
Myriad Genetics, Inc.* (Biotechnology)	1,650	37,686
Nektar Therapeutics* (Biotechnology)	1,650	21,203
NuVasive, Inc.* (Healthcare-Products)	550	14,108

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 253

Common Stocks, continued
	Shares	Value

Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,100	$40,557
Owens & Minor, Inc. (Distribution/Wholesale)	1,100	32,373
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	550	21,181
PAREXEL International Corp.* (Commercial Services)	825	17,515
Patterson Cos., Inc. (Healthcare-Products)	1,650	50,540
PDL BioPharma, Inc. (Biotechnology)	2,200	13,706
Perrigo Co. (Pharmaceuticals)	1,375	87,079
Pfizer, Inc. (Pharmaceuticals)	131,450	2,301,689
Pharmaceutical Product Development, Inc. (Commercial Services)	1,925	52,244
PSS World Medical, Inc.* (Healthcare-Products)	825	18,645
Quest Diagnostics, Inc. (Healthcare-Services)	2,200	118,734
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,100	36,113
ResMed, Inc.* (Healthcare-Products)	2,475	85,734
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	825	38,742
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,100	12,254
Sirona Dental Systems, Inc.* (Healthcare-Products)	550	22,979
St. Jude Medical, Inc.* (Healthcare-Products)	5,500	235,125
STERIS Corp. (Healthcare-Products)	825	30,080
Stryker Corp. (Healthcare-Products)	4,950	265,815
Talecris Biotherapeutics Holdings Corp.* (Pharmaceuticals)	1,100	25,630
Techne Corp. (Healthcare-Products)	550	36,119
Teleflex, Inc. (Miscellaneous Manufacturing)	550	29,596
Tenet Healthcare Corp.* (Healthcare-Services)	7,700	51,513
Theravance, Inc.* (Pharmaceuticals)	1,100	27,577
Thermo Fisher Scientific, Inc.* (Electronics)	6,600	365,376
Thoratec Corp.* (Healthcare-Products)	825	23,364
United Therapeutics Corp.* (Pharmaceuticals)	825	52,156
UnitedHealth Group, Inc. (Healthcare-Services)	18,425	665,327
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,375	59,702
Varian Medical Systems, Inc.* (Healthcare-Products)	1,925	133,364
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,300	115,599
Warner Chilcott PLC—Class A (Pharmaceuticals)	1,925	43,428
Waters Corp.* (Electronics)	1,650	128,221
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,200	113,630
WellCare Health Plans, Inc.* (Healthcare-Services)	825	24,932
WellPoint, Inc.* (Healthcare-Services)	6,600	375,276
West Pharmaceutical Services, Inc. (Healthcare-Products)	550	22,660
Zimmer Holdings, Inc.* (Healthcare-Products)	3,300	177,144

TOTAL COMMON STOCKS (Cost $14,721,682)		23,124,313

Repurchase Agreements (0.3%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $3,000 (Collateralized by $3,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $3,154)	$3,000	$3,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $8,000 (Collateralized by $9,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $8,989)	8,000	8,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $67,001 (Collateralized by $69,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $68,884)	67,000	67,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $3,000 (Collateralized by $3,000 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $3,133)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS (Cost $81,000)		81,000

TOTAL INVESTMENT SECURITIES (Cost $14,802,683)—100.4%		23,205,313
Net other assets (liabilities)—(0.4)%		(96,901)

NET ASSETS—100.0%		$23,108,412

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

ProFund VP Health Care invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Biotechnology	$2,752,089	11.9%
Commercial Services	140,919	0.6%
Distribution/Wholesale	32,373	0.1%
Electronics	493,597	2.1%
Healthcare-Products	7,428,928	32.3%
Healthcare-Services	2,506,492	10.8%
Insurance	161,304	0.7%
Miscellaneous Manufacturing	29,596	0.1%
Pharmaceuticals	9,579,015	41.5%
Other**	(15,901)	(0.1)%

Total	$23,108,412	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

254 :: ProFund VP Health Care :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$14,802,683

Securities, at value	23,124,313
Repurchase agreements, at value	81,000

Total Investment Securities, at value	23,205,313
Cash	279
Dividends and interest receivable	23,106
Receivable for capital shares issued	4,502
Prepaid expenses	128

TOTAL ASSETS	23,233,328

LIABILITIES:
Payable for capital shares redeemed	73,641
Advisory fees payable	14,175
Management services fees payable	1,890
Administration fees payable	739
Administrative services fees payable	7,754
Distribution fees payable	7,520
Trustee fees payable	1
Transfer agency fees payable	2,222
Fund accounting fees payable	1,479
Compliance services fees payable	71
Other accrued expenses	15,424

TOTAL LIABILITIES	124,916

NET ASSETS	$23,108,412

NET ASSETS CONSIST OF:
Capital	$27,145,146
Accumulated net investment income (loss)	78,225
Accumulated net realized gains (losses) on investments	(12,517,589)
Net unrealized appreciation (depreciation) on investments	8,402,630

NET ASSETS	$23,108,412

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	799,248

Net Asset Value (offering and redemption price per share)	$28.91

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$489,191
Interest	66

TOTAL INVESTMENT INCOME	489,257

EXPENSES:
Advisory fees	183,497
Management services fees	24,466
Administration fees	10,418
Transfer agency fees	14,916
Administrative services fees	73,882
Distribution fees	61,166
Custody fees	8,515
Fund accounting fees	20,657
Trustee fees	318
Compliance services fees	213
Other fees	29,521

Total Gross Expenses before reductions	427,569
Less Expenses reduced by the Advisor	(16,537)

TOTAL NET EXPENSES	411,032

NET INVESTMENT INCOME (LOSS)	78,225

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	217,601
Change in net unrealized appreciation/depreciation on investments	525,783

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	743,384

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$821,609

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 255

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$78,225	$89,402
Net realized gains (losses) on investments	217,601	(1,235,900)
Change in net unrealized appreciation/depreciation on investments	525,783	2,613,547

Change in net assets resulting from operations	821,609	1,467,049

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(89,402)	(110,530)

Change in net assets resulting from distributions	(89,402)	(110,530)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,968,988	43,617,033
Dividends reinvested	89,402	110,530
Value of shares redeemed	(27,870,903)	(42,673,386)

Change in net assets resulting from capital transactions	(5,812,513)	1,054,177

Change in net assets	(5,080,306)	2,410,696
NET ASSETS:
Beginning of period	28,188,718	25,778,022

End of period	$23,108,412	$28,188,718

Accumulated net investment income (loss)	$78,225	$89,402

SHARE TRANSACTIONS:
Issued	785,011	1,755,613
Reinvested	3,073	4,198
Redeemed	(988,695)	(1,846,694)

Change in shares	(200,611)	(86,883)

See accompanying notes to the financial statements.

256 :: ProFund VP Health Care :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$28.19	$23.72	$31.42	$29.48	$28.01

Investment Activities:
Net investment income (loss)(a)	0.09	0.10	0.10	0.07	(0.08)
Net realized and unrealized gains (losses) on investments	0.71	4.53	(7.72)	1.87	1.55

Total income (loss) from investment activities	0.80	4.63	(7.62)	1.94	1.47

Distributions to Shareholders From:
Net investment income	(0.08)	(0.16)	(0.08)	—	—

Net Asset Value, End of Period	$28.91	$28.19	$23.72	$31.42	$29.48

Total Return	2.84%	19.56%	(24.29)%	6.58%	5.25%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.80%	1.76%	1.72%	1.76%
Net expenses	1.68%	1.66%	1.63%	1.63%	1.72%
Net investment income (loss)	0.32%	0.43%	0.35%	0.24%	(0.29)%

Supplemental Data:
Net assets, end of period (000’s)	$23,108	$28,189	$25,778	$62,724	$67,288
Portfolio turnover rate(b)	49%	175%	265%	221%	123%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Industrials :: 257

The ProFund VP Industrials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 23.75%, compared to a return of 26.02%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Caterpillar Inc (+64.34%), Deere & Co (+53.54%), and Union Pacific Corp (+45.01%), while the bottom three performers in this group were 3M Co (+4.39%), United Technologies Corp (+13.41%), and Boeing Co (+20.56%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Industrials from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Industrials	23.75%	2.66%	3.62%
Dow Jones U.S. Industrials Index	26.02%	4.43%	6.01%
S&P 500 Index	15.08%	2.29%	3.73%

Expense Ratios**
Fund	Gross	Net

ProFund VP Industrials	2.11%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

General Electric Co.	11.1%
United Technologies Corp.	3.8%
3M Co.	3.2%
Caterpillar, Inc.	3.0%
United Parcel Service, Inc.—Class B	2.9%

Dow Jones U.S. Industrials Index – Composition
% of Index

General Industrials	23%
Industrial Engineering	17%
Aerospace and Defense	16%
Industrial Transportation	13%
Support Services	13%
Electronic & Electrical Equipment	12%
Construction and Materials	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

258 :: ProFund VP Industrials :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (99.8%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	6,480	$559,224
AAR Corp.* (Aerospace/Defense)	360	9,889
ABM Industries, Inc. (Commercial Services)	360	9,468
Accenture PLC—Class A (Computers)	6,300	305,487
Actuant Corp.—Class A (Miscellaneous Manufacturing)	720	19,166
Acuity Brands, Inc. (Miscellaneous Manufacturing)	360	20,761
Aecom Technology Corp.* (Engineering & Construction)	1,080	30,208
AGCO Corp.* (Machinery-Diversified)	900	45,594
Agilent Technologies, Inc.* (Electronics)	3,420	141,691
Alexander & Baldwin, Inc. (Transportation)	360	14,411
Alliance Data Systems Corp.* (Commercial Services)	540	38,356
Alliant Techsystems, Inc.* (Aerospace/Defense)	360	26,795
American Superconductor Corp.* (Electrical Components & Equipment)	360	10,292
Ametek, Inc. (Electrical Components & Equipment)	1,620	63,585
Amphenol Corp.—Class A (Electronics)	1,800	95,004
Anixter International, Inc. (Telecommunications)	360	21,503
AptarGroup, Inc. (Miscellaneous Manufacturing)	540	25,688
Arkansas Best Corp. (Transportation)	180	4,936
Arrow Electronics, Inc.* (Electronics)	1,080	36,990
ArvinMeritor, Inc.* (Auto Parts & Equipment)	900	18,468
Astec Industries, Inc.* (Machinery-Construction & Mining)	180	5,834
Automatic Data Processing, Inc. (Software)	4,860	224,921
Avnet, Inc.* (Electronics)	1,440	47,563
AVX Corp. (Electronics)	540	8,332
Babcock & Wilcox Co.* (Machinery-Diversified)	1,080	27,637
Baldor Electric Co. (Hand/Machine Tools)	360	22,694
Ball Corp. (Packaging & Containers)	900	61,245
BE Aerospace, Inc.* (Aerospace/Defense)	900	33,327
Belden, Inc. (Electrical Components & Equipment)	540	19,883
Bemis Co., Inc. (Packaging & Containers)	1,080	35,273
Benchmark Electronics, Inc.* (Electronics)	540	9,806
Black Box Corp. (Telecommunications)	180	6,892
Boeing Co. (Aerospace/Defense)	6,480	422,885
Brady Corp.—Class A (Electronics)	540	17,609
Broadridge Financial Solutions, Inc. (Software)	1,080	23,684
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	720	64,368
C.H. Robinson Worldwide, Inc. (Transportation)	1,620	129,908
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	540	21,460
Caterpillar, Inc. (Machinery-Construction & Mining)	5,580	522,623
Ceradyne, Inc.* (Miscellaneous Manufacturing)	180	5,675
Checkpoint Systems, Inc.* (Electronics)	360	7,398
Cintas Corp. (Textiles)	1,260	35,230
Clarcor, Inc. (Miscellaneous Manufacturing)	540	23,161
Clean Harbors, Inc.* (Environmental Control)	180	15,134
Cognex Corp. (Machinery-Diversified)	360	10,591
Coinstar, Inc.* (Commercial Services)	360	20,318
Commscope, Inc.* (Telecommunications)	900	28,098
Con-way, Inc. (Transportation)	540	19,748
Convergys Corp.* (Commercial Services)	1,080	14,224
Cooper Industries PLC (Miscellaneous Manufacturing)	1,620	94,430
CoreLogic, Inc. (Commercial Services)	1,080	20,002
Corrections Corp. of America* (Commercial Services)	1,080	27,065
Crane Co. (Miscellaneous Manufacturing)	540	22,178
Crown Holdings, Inc.* (Packaging & Containers)	1,620	54,076
CSX Corp. (Transportation)	3,780	244,226
Cummins, Inc. (Machinery-Diversified)	1,800	198,018
Curtiss-Wright Corp. (Aerospace/Defense)	540	17,928
Danaher Corp. (Miscellaneous Manufacturing)	5,040	237,737
Deere & Co. (Machinery-Diversified)	4,140	343,827
Deluxe Corp. (Commercial Services)	540	12,431
Dionex Corp.* (Electronics)	180	21,242
Donaldson Co., Inc. (Miscellaneous Manufacturing)	720	41,962
Dover Corp. (Miscellaneous Manufacturing)	1,800	105,210
Eagle Materials, Inc.—Class A (Building Materials)	360	10,170
Eaton Corp. (Miscellaneous Manufacturing)	1,620	164,446
EMCOR Group, Inc.* (Engineering & Construction)	720	20,866
Emerson Electric Co. (Electrical Components & Equipment)	7,380	421,915
EnerSys* (Electrical Components & Equipment)	540	17,345
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	180	6,811
Esterline Technologies Corp.* (Aerospace/Defense)	360	24,692
Euronet Worldwide, Inc.* (Commercial Services)	540	9,418
Expeditors International of Washington, Inc. (Transportation)	2,160	117,936
Fastenal Co. (Distribution/Wholesale)	1,440	86,270
FedEx Corp. (Transportation)	2,880	267,869
Fidelity National Information Services, Inc. (Software)	2,520	69,023
Fiserv, Inc.* (Software)	1,440	84,326
Flextronics International, Ltd.* (Electronics)	7,740	60,759
FLIR Systems, Inc.* (Electronics)	1,620	48,195
Flowserve Corp. (Machinery-Diversified)	540	64,379
Fluor Corp. (Engineering & Construction)	1,800	119,268
Fortune Brands, Inc. (Household Products/Wares)	1,440	86,760
Forward Air Corp. (Transportation)	360	10,217
Foster Wheeler AG* (Engineering & Construction)	1,260	43,495
FTI Consulting, Inc.* (Commercial Services)	540	20,131
G & K Services, Inc. (Textiles)	180	5,564
Gardner Denver, Inc. (Machinery-Diversified)	540	37,163

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 259

Common Stocks, continued
	Shares	Value

GATX Corp. (Trucking & Leasing)	360	$12,701
Genco Shipping & Trading, Ltd.* (Transportation)	360	5,184
General Cable Corp.* (Electrical Components & Equipment)	540	18,949
General Dynamics Corp. (Aerospace/Defense)	3,060	217,138
General Electric Co. (Miscellaneous Manufacturing)	105,480	1,929,229
Genesee & Wyoming, Inc.—Class A* (Transportation)	360	19,062
Genpact, Ltd.* (Commercial Services)	1,080	16,416
Global Payments, Inc. (Software)	720	33,271
Goodrich Corp. (Aerospace/Defense)	1,260	110,968
Graco, Inc. (Machinery-Diversified)	540	21,303
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,260	24,998
Granite Construction, Inc. (Engineering & Construction)	360	9,875
Greif, Inc.—Class A (Packaging & Containers)	180	11,142
Harsco Corp. (Miscellaneous Manufacturing)	720	20,390
Heartland Express, Inc. (Transportation)	540	8,651
Hexcel Corp.* (Aerospace/Defense Equipment)	900	16,281
Honeywell International, Inc. (Miscellaneous Manufacturing)	7,020	373,183
Hub Group, Inc.—Class A* (Transportation)	360	12,650
Hubbell, Inc.—Class B (Electrical Components & Equipment)	540	32,470
IDEX Corp. (Machinery-Diversified)	720	28,166
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,320	230,688
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	3,240	152,572
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	360	9,544
Iron Mountain, Inc. (Commercial Services)	1,800	45,018
Itron, Inc.* (Electronics)	360	19,962
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,800	93,798
J.B. Hunt Transport Services, Inc. (Transportation)	900	36,729
Jabil Circuit, Inc. (Electronics)	1,980	39,778
Jack Henry & Associates, Inc. (Computers)	900	26,235
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,260	57,771
Joy Global, Inc. (Machinery-Construction & Mining)	1,080	93,690
Kaman Corp. (Aerospace/Defense)	180	5,233
Kansas City Southern Industries, Inc.* (Transportation)	1,080	51,689
Kaydon Corp. (Metal Fabricate/Hardware)	360	14,659
KBR, Inc. (Engineering & Construction)	1,620	49,361
Kennametal, Inc. (Hand/Machine Tools)	900	35,514
Kirby Corp.* (Transportation)	540	23,787
Knight Transportation, Inc. (Transportation)	540	10,260
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,080	76,129
Landstar System, Inc. (Transportation)	540	22,108
Lender Processing Services, Inc. (Diversified Financial Services)	900	26,568
Lennox International, Inc. (Building Materials)	540	25,537
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	360	23,497
Littelfuse, Inc. (Electrical Components & Equipment)	180	8,471
Lockheed Martin Corp. (Aerospace/Defense)	2,880	201,341
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,260	11,920
Manitowoc Co. (Machinery-Diversified)	1,260	16,519
Manpower, Inc. (Commercial Services)	720	45,187
ManTech International Corp.—Class A* (Software)	180	7,439
Martin Marietta Materials (Building Materials)	360	33,206
Masco Corp. (Building Materials)	3,600	45,576
McDermott International, Inc.* (Engineering & Construction)	2,340	48,415
MDU Resources Group, Inc. (Electric)	1,800	36,486
MeadWestvaco Corp. (Forest Products & Paper)	1,620	42,379
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	360	54,436
Mine Safety Appliances Co. (Environmental Control)	360	11,207
Molex, Inc. (Electrical Components & Equipment)	720	16,358
Molex, Inc.—Class A (Electrical Components & Equipment)	720	13,586
Monster Worldwide, Inc.* (Internet)	1,260	29,774
Moog, Inc.—Class A* (Aerospace/Defense)	360	14,328
MSC Industrial Direct Co.—Class A (Retail)	360	23,288
Mueller Industries, Inc. (Metal Fabricate/Hardware)	360	11,772
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,440	6,005
Nalco Holding Co. (Environmental Control)	1,260	40,244
National Instruments Corp. (Computers)	540	20,326
Navigant Consulting Co.* (Commercial Services)	540	4,968
Navistar International Corp.* (Auto Manufacturers)	540	31,271
NeuStar, Inc.* (Telecommunications)	720	18,756
Nordson Corp. (Machinery-Diversified)	360	33,077
Norfolk Southern Corp. (Transportation)	3,600	226,152
Northrop Grumman Corp. (Aerospace/Defense)	2,700	174,906
Old Dominion Freight Line, Inc.* (Transportation)	360	11,516
Orbital Sciences Corp.* (Aerospace/Defense)	540	9,250
Oshkosh Truck Corp.* (Auto Manufacturers)	900	31,716
Overseas Shipholding Group, Inc. (Transportation)	180	6,376
Owens Corning, Inc.* (Building Materials)	1,080	33,642
Owens-Illinois, Inc.* (Packaging & Containers)	1,620	49,734
PACCAR, Inc. (Auto Manufacturers)	3,600	206,712
Packaging Corp. of America (Packaging & Containers)	1,080	27,907
Pall Corp. (Miscellaneous Manufacturing)	1,080	53,546
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,620	139,806
Paychex, Inc. (Commercial Services)	3,240	100,148
Pentair, Inc. (Miscellaneous Manufacturing)	900	32,859
PerkinElmer, Inc. (Electronics)	1,080	27,886

See accompanying notes to the financial statements.

260 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued
	Shares	Value

PHH Corp.* (Commercial Services)	540	$12,501
Plexus Corp.* (Electronics)	360	11,138
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,440	200,462
Quanex Building Products Corp. (Building Materials)	360	6,829
Quanta Services, Inc.* (Commercial Services)	1,980	39,442
R.R. Donnelley & Sons Co. (Commercial Services)	1,980	34,591
Raytheon Co. (Aerospace/Defense)	3,780	175,165
Regal-Beloit Corp. (Hand/Machine Tools)	360	24,034
Republic Services, Inc. (Environmental Control)	3,060	91,372
Resources Connection, Inc. (Commercial Services)	540	10,039
Robert Half International, Inc. (Commercial Services)	1,440	44,064
Rock-Tenn Co.—Class A (Forest Products & Paper)	360	19,422
Rockwell Automation, Inc. (Machinery-Diversified)	1,440	103,262
Rockwell Collins, Inc. (Aerospace/Defense)	1,620	94,381
Roper Industries, Inc. (Miscellaneous Manufacturing)	900	68,787
Ryder System, Inc. (Transportation)	540	28,426
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	180	11,950
Sealed Air Corp. (Packaging & Containers)	1,620	41,229
Shaw Group, Inc.* (Engineering & Construction)	900	30,807
Sherwin-Williams Co. (Chemicals)	900	75,375
Silgan Holdings, Inc. (Packaging & Containers)	540	19,337
Simpson Manufacturing Co., Inc. (Building Materials)	360	11,128
Smith Corp. (Miscellaneous Manufacturing)	360	13,709
Smurfit-Stone Container Corp.* (Packaging & Containers)	900	23,040
Sonoco Products Co. (Packaging & Containers)	900	30,303
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	1,080	22,475
SPX Corp. (Miscellaneous Manufacturing)	540	38,605
Stericycle, Inc.* (Environmental Control)	900	72,828
Teekay Shipping Corp. (Transportation)	360	11,909
Teledyne Technologies, Inc.* (Aerospace/Defense)	360	15,829
TeleTech Holdings, Inc.* (Commercial Services)	360	7,412
Temple-Inland, Inc. (Forest Products & Paper)	1,080	22,939
Terex Corp.* (Machinery-Construction & Mining)	1,080	33,523
Tetra Tech, Inc.* (Environmental Control)	540	13,532
Texas Industries, Inc. (Building Materials)	180	8,240
Textron, Inc. (Miscellaneous Manufacturing)	2,700	63,828
The Brink’s Co. (Miscellaneous Manufacturing)	540	14,515
The Corporate Executive Board Co. (Commercial Services)	360	13,518
The Geo Group, Inc.* (Commercial Services)	720	17,755
Thomas & Betts Corp.* (Electronics)	540	26,082
Timken Co. (Metal Fabricate/Hardware)	720	34,366
Toro Co. (Housewares)	360	22,190
Total System Services, Inc. (Software)	1,980	30,452
Towers Watson & Co.—Class A (Commercial Services)	540	28,112
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	360	25,924
Trimble Navigation, Ltd.* (Electronics)	1,260	50,312
Trinity Industries, Inc. (Miscellaneous Manufacturing)	720	19,159
Triumph Group, Inc. (Aerospace/Defense)	180	16,094
TrueBlue, Inc.* (Commercial Services)	360	6,476
Tyco Electronics, Ltd. (Electronics)	4,500	159,300
Tyco International, Ltd. (Miscellaneous Manufacturing)	4,860	201,398
Union Pacific Corp. (Transportation)	4,860	450,328
United Parcel Service, Inc.—Class B (Transportation)	7,020	509,511
United Rentals, Inc.* (Commercial Services)	540	12,285
United Stationers, Inc.* (Distribution/Wholesale)	180	11,486
United Technologies Corp. (Aerospace/Defense)	8,460	665,971
URS Corp.* (Engineering & Construction)	900	37,449
USG Corp.* (Building Materials)	720	12,118
UTI Worldwide, Inc. (Transportation)	1,080	22,896
Valmont Industries, Inc. (Metal Fabricate/Hardware)	180	15,971
Valspar Corp. (Chemicals)	900	31,032
Veeco Instruments, Inc.* (Semiconductors)	360	15,466
Verisk Analytics, Inc.—Class A* (Commercial Services)	1,260	42,941
Vishay Intertechnology, Inc.* (Electronics)	1,620	23,782
VistaPrint N.V.* (Commercial Services)	360	16,560
Vulcan Materials Co. (Building Materials)	1,080	47,909
W.W. Grainger, Inc. (Distribution/Wholesale)	540	74,579
Wabtec Corp. (Machinery-Diversified)	540	28,561
Waste Connections, Inc. (Environmental Control)	1,080	29,732
Waste Management, Inc. (Environmental Control)	4,320	159,278
Watsco, Inc. (Distribution/Wholesale)	180	11,354
Werner Enterprises, Inc. (Transportation)	540	12,204
WESCO International, Inc.* (Distribution/Wholesale)	360	19,008
Weyerhaeuser Co. (Forest Products & Paper)	5,220	98,815
Woodward Governor Co. (Electronics)	540	20,282
World Fuel Services Corp. (Retail)	720	26,035
Wright Express Corp.* (Commercial Services)	360	16,560
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	540	20,515

TOTAL COMMON STOCKS (Cost $11,813,298)		17,301,226

TOTAL INVESTMENT SECURITIES (Cost $11,813,298)—99.8%		17,301,226
Net other assets (liabilities)—0.2%		38,615

NET ASSETS—100.0%		$17,339,841

*	Non-income producing security

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 261

ProFund VP Industrials invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$2,334,724	13.5%
Aerospace/Defense Equipment	42,205	0.2%
Auto Manufacturers	269,699	1.6%
Auto Parts & Equipment	18,468	0.1%
Building Materials	234,355	1.4%
Chemicals	106,407	0.6%
Commercial Services	685,406	4.0%
Computers	352,048	2.0%
Distribution/Wholesale	202,697	1.2%
Diversified Financial Services	26,568	0.2%
Electric	36,486	0.2%
Electrical Components & Equipment	702,288	4.1%
Electronics	873,111	5.0%
Engineering & Construction	457,059	2.6%
Environmental Control	433,327	2.5%
Forest Products & Paper	195,475	1.1%
Hand/Machine Tools	105,739	0.6%
Household Products/Wares	86,760	0.5%
Housewares	22,190	0.1%
Internet	29,774	0.2%
Iron/Steel	11,950	0.1%
Machinery-Construction & Mining	720,038	4.2%
Machinery-Diversified	978,612	5.6%
Metal Fabricate/Hardware	283,235	1.6%
Miscellaneous Manufacturing	4,793,981	27.7%
Packaging & Containers	353,286	2.0%
Retail	49,323	0.3%
Semiconductors	15,466	0.1%
Software	473,116	2.7%
Telecommunications	75,249	0.4%
Textiles	40,794	0.2%
Transportation	2,278,689	13.1%
Trucking & Leasing	12,701	0.1%
Other**	38,615	0.2%

Total	$17,339,841	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

262 :: ProFund VP Industrials :: Financial Statements

Statement of Assets and Liabilitie December 31, 2010

ASSETS:
Total Investment Securities, at cost	$11,813,298

Securities, at value	17,301,226

Total Investment Securities, at value	17,301,226
Dividends receivable	26,101
Receivable for investments sold	288,286
Prepaid expenses	109

TOTAL ASSETS	17,615,722

LIABILITIES:
Cash overdraft	164,056
Payable for capital shares redeemed	74,845
Advisory fees payable	9,656
Management services fees payable	1,288
Administration fees payable	538
Administrative services fees payable	5,492
Distribution fees payable	3,946
Trustee fees payable	1
Transfer agency fees payable	1,780
Fund accounting fees payable	1,076
Compliance services fees payable	49
Other accrued expenses	13,154

TOTAL LIABILITIES	275,881

NET ASSETS	$17,339,841

NET ASSETS CONSIST OF:
Capital	$19,559,152
Accumulated net investment income (loss)	71,032
Accumulated net realized gains (losses) on investments	(7,778,271)
Net unrealized appreciation (depreciation) on investments	5,487,928

NET ASSETS	$17,339,841

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	470,921

Net Asset Value (offering and redemption price per share)	$36.82

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$375,701
Interest	41

TOTAL INVESTMENT INCOME	375,742

EXPENSES:
Advisory fees	135,975
Management services fees	18,130
Administration fees	7,828
Transfer agency fees	10,864
Administrative services fees	63,066
Distribution fees	45,325
Custody fees	21,829
Fund accounting fees	16,089
Trustee fees	246
Compliance services fees	144
Other fees	24,031

Total Gross Expenses before reductions	343,527
Less Expenses reduced by the Advisor	(38,944)

TOTAL NET EXPENSES	304,583

NET INVESTMENT INCOME (LOSS)	71,159

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	238,463
Change in net unrealized appreciation/depreciation on investments	2,506,772

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,745,235

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,816,394

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 263

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$71,159	$57,189
Net realized gains (losses) on investments	238,463	(1,520,468)
Change in net unrealized appreciation/depreciation on investments	2,506,772	2,418,245

Change in net assets resulting from operations	2,816,394	954,966

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(57,189)	(64,535)

Change in net assets resulting from distributions	(57,189)	(64,535)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	47,674,130	44,829,020
Dividends reinvested	57,189	64,535
Value of shares redeemed	(47,875,005)	(39,816,141)

Change in net assets resulting from capital transactions	(143,686)	5,077,414

Change in net assets	2,615,519	5,967,845
NET ASSETS:
Beginning of period	14,724,322	8,756,477

End of period	$17,339,841	$14,724,322

Accumulated net investment income (loss)	$71,032	$57,189

SHARE TRANSACTIONS:
Issued	1,470,238	1,720,385
Reinvested	1,793	2,242
Redeemed	(1,494,861)	(1,590,896)

Change in shares	(22,830)	131,731

See accompanying notes to the financial statements.

264 :: ProFund VP Industrials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$29.82	$24.19	$41.84	$37.45	$33.54

Investment Activities:
Net investment income (loss)(a)	0.13	0.18	0.14	0.02	(0.05)
Net realized and unrealized gains (losses) on investments	6.94	5.64	(16.76)	4.37	3.96

Total income (loss) from investment activities	7.07	5.82	(16.62)	4.39	3.91

Distributions to Shareholders From:
Net investment income	(0.07)	(0.19)	(0.02)	—	—
Net realized gains on investments	—	—	(1.01)	—	—

Total distributions	(0.07)	(0.19)	(1.03)	—	—

Net Asset Value, End of Period	$36.82	$29.82	$24.19	$41.84	$37.45

Total Return	23.75%	24.10%	(40.49)%	11.72%	11.66%

Ratios to Average Net Assets:
Gross expenses	1.89%	2.11%	1.89%	1.84%	1.93%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.77%
Net investment income (loss)	0.39%	0.69%	0.41%	0.04%	(0.14)%

Supplemental Data:
Net assets, end of period (000’s)	$17,340	$14,724	$8,756	$23,519	$9,581
Portfolio turnover rate(b)	238%	434%	422%	532%	753%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Internet :: 265

The ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 35.27%, compared to a return of 37.26%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones Internet Composite Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site; and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Netflix Inc (+218.93%), Akamai Technologies Inc (+85.67%), and priceline.com Inc (+82.94%), while the bottom three performers in this group were Google Inc Class A (-4.20%), Yahoo! Inc (-0.89%), and eBay Inc (+18.27%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Internet from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Internet	35.27%	8.12%	13.37%
Dow Jones Composite Internet Index	37.26%	9.87%	15.82%
S&P 500 Index	15.08%	2.29%	3.73%

Expense Ratios**
Fund	Gross	Net

ProFund VP Internet	1.83%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Google, Inc.—Class A	9.9%
Amazon.com, Inc.	7.6%
eBay, Inc.	5.4%
Yahoo!, Inc.	4.8%
Juniper Networks, Inc.	4.8%

Dow Jones U.S. Internet Composite Index – Composition

The Dow Jones U.S. Internet Composite Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

266 :: ProFund VP Internet :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (99.2%)
	Shares	Value

Akamai Technologies, Inc.* (Internet)	12,126	$570,528
Allscripts Healthcare Solutions, Inc.* (Software)	22,278	429,297
Amazon.com, Inc.* (Internet)	7,473	1,345,140
Ariba, Inc.* (Internet)	14,100	331,209
Art Technology Group, Inc.* (Internet)	38,634	231,031
Blue Nile, Inc.* (Internet)	3,948	225,273
Check Point Software Technologies, Ltd.* (Internet)	12,831	593,562
Concur Technologies, Inc.* (Software)	6,486	336,818
Constant Contact, Inc.* (Internet)	7,332	227,219
DealerTrack Holdings, Inc.* (Internet)	10,716	215,070
Digital River, Inc.* (Internet)	7,473	257,221
E*TRADE Financial Corp.* (Diversified Financial Services)	24,816	397,056
EarthLink, Inc. (Internet)	25,944	223,118
eBay, Inc.* (Internet)	34,686	965,311
Ebix, Inc.* (Software)	9,165	216,936
Expedia, Inc. (Internet)	18,612	466,975
Google, Inc.—Class A* (Internet)	2,961	1,758,745
IAC/InterActiveCorp* (Internet)	11,844	339,923
Internap Network Services Corp.* (Internet)	24,534	149,167
j2 Global Communications, Inc.* (Internet)	9,024	261,245
Juniper Networks, Inc.* (Telecommunications)	23,124	853,738
Monster Worldwide, Inc.* (Internet)	16,215	383,161
Netflix, Inc.* (Internet)	3,102	545,021
NETGEAR, Inc.* (Telecommunications)	7,614	256,440
NIC, Inc. (Internet)	19,176	186,199
Priceline.com, Inc.* (Internet)	2,115	845,048
Quest Software, Inc.* (Software)	10,998	305,085
RealNetworks, Inc.* (Internet)	38,775	162,855
Salesforce.com, Inc.* (Software)	5,358	707,256
Sapient Corp. (Internet)	21,573	261,033
Sonus Networks, Inc.* (Telecommunications)	68,526	182,964
TD Ameritrade Holding Corp. (Diversified Financial Services)	24,252	460,546
Tibco Software, Inc.* (Internet)	19,599	386,296
United Online, Inc. (Internet)	28,059	185,189
ValueClick, Inc.* (Internet)	16,074	257,666
VeriSign, Inc. (Internet)	14,946	488,286
Vocus, Inc.* (Internet)	6,627	183,303
WebMD Health Corp.* (Internet)	7,473	381,571
Websense, Inc.* (Internet)	10,293	208,433
Yahoo!, Inc.* (Internet)	51,606	858,208

TOTAL COMMON STOCKS
(Cost $12,070,647)		17,639,142

Repurchase Agreements (0.5%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $3,000 (Collateralized by $3,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $3,154)	$3,000	$3,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $8,000 (Collateralized by $9,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $8,989)	8,000	8,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $68,001 (Collateralized by $70,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $69,883)	68,000	68,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $4,000 (Collateralized by $4,000 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $4,178)	4,000	4,000

TOTAL REPURCHASE AGREEMENTS (Cost $83,000)		83,000

TOTAL INVESTMENT SECURITIES (Cost $12,153,647)—99.7%		17,722,142
Net other assets (liabilities)—0.3%		52,129

NET ASSETS—100.0%		$17,774,271

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

ProFund VP Internet invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Diversified Financial Services	$857,602	4.8%
Internet	13,493,006	75.9%
Software	1,995,392	11.2%
Telecommunications	1,293,142	7.3%
Other**	135,129	0.8%

Total	$17,774,271	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Internet :: 267

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$12,153,647

Securities, at value	17,639,142
Repurchase agreements, at value	83,000

Total Investment Securities, at value	17,722,142
Cash	466
Receivable for capital shares issued	80,340
Prepaid expenses	35

TOTAL ASSETS	17,802,983

LIABILITIES:
Advisory fees payable	9,349
Management services fees payable	1,246
Administration fees payable	553
Administrative services fees payable	5,380
Distribution fees payable	3,883
Trustee fees payable	1
Transfer agency fees payable	1,549
Fund accounting fees payable	1,107
Compliance services fees payable	47
Other accrued expenses	5,597

TOTAL LIABILITIES	28,712

NET ASSETS	$17,774,271

NET ASSETS CONSIST OF:
Capital	$12,787,249
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(581,473)
Net unrealized appreciation (depreciation) on investments	5,568,495

NET ASSETS	$17,774,271

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	292,653

Net Asset Value (offering and redemption price per share)	$60.73

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$70,336
Interest	27

TOTAL INVESTMENT INCOME	70,363

EXPENSES:
Advisory fees	72,558
Management services fees	9,674
Administration fees	3,955
Transfer agency fees	5,651
Administrative services fees	33,608
Distribution fees	24,186
Custody fees	5,271
Fund accounting fees	7,793
Trustee fees	146
Compliance services fees	75
Other fees	12,226

Total Gross Expenses before reductions	175,143
Less Expenses reduced by the Advisor	(12,615)

TOTAL NET EXPENSES	162,528

NET INVESTMENT INCOME (LOSS)	(92,165)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,634,593
Change in net unrealized appreciation/depreciation on investments	770,771

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,405,364

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,313,199

See accompanying notes to the financial statements.

268 :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(92,165)	$(131,033)
Net realized gains (losses) on investments	1,634,593	332,108
Change in net unrealized appreciation/depreciation on investments	770,771	4,166,197

Change in net assets resulting from operations	2,313,199	4,367,272

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(323,659)	—

Change in net assets resulting from distributions	(323,659)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,219,554	32,767,696
Dividends reinvested	323,659	—
Value of shares redeemed	(23,637,328)	(24,694,493)

Change in net assets resulting from capital transactions	905,885	8,073,203

Change in net assets	2,895,425	12,440,475
NET ASSETS:
Beginning of period	14,878,846	2,438,371

End of period	$17,774,271	$14,878,846

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	468,641	895,176
Reinvested	6,856	—
Redeemed	(502,811)	(668,167)

Change in shares	(27,314)	227,009

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Internet :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$46.50	$26.23	$53.50	$48.95	$58.35

Investment Activities:
Net investment income (loss)(a)	(0.48)	(0.58)	(0.64)	(0.80)	0.33
Net realized and unrealized
gains (losses) on investments	16.40	20.85	(21.72)	5.79	(0.11)

Total income (loss) from investment activities	15.92	20.27	(22.36)	4.99	0.22

Distributions to Shareholders From:
Net investment income	—	—	—	(0.44)	—
Net realized gains on investments	(1.69)	—	(4.91)	—	(9.62)

Total distributions	(1.69)	—	(4.91)	(0.44)	(9.62)

Net Asset Value, End of Period	$60.73	$46.50	$26.23	$53.50	$48.95

Total Return	35.27%	77.28%	(44.83)%	10.19%	1.36%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.83%	1.79%	1.75%	1.81%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.71%
Net investment income (loss)	(0.95)%	(1.53)%	(1.42)%	(1.49)%	0.60%

Supplemental Data:
Net assets, end of period (000’s)	$17,774	$14,879	$2,438	$13,487	$9,275
Portfolio turnover rate(b)	233%	286%	270%	495%	343%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

270 :: ProFund VP Oil & Gas :: Management Discussion of Fund Performance

The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 17.76%, compared to a total return of 19.70%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers, and service companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were National Oilwell Varco Inc (+52.53%), Halliburton Co (+35.69%), and ConocoPhillips (+33.35%), while the bottom three performers in this group were Devon Energy Corp (+6.82%), Exxon Mobil Corp (+7.23%), and Apache Corp (+15.57%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Oil & Gas	17.76%	6.51%	8.25%
Dow Jones U.S. Oil & Gas Index	19.70%	8.34%	10.75%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**
Fund	Gross	Net

ProFund VP Oil & Gas	1.81%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	98%

Total Exposure	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.5%
Chevron Corp.	12.1%
Schlumberger, Ltd.	7.6%
ConocoPhillips	4.9%
Occidental Petroleum Corp.	4.5%

Dow Jones U.S. Oil & Gas Index – Composition
% of Index

Oil and Gas Producers	74%
Oil Equipment, Services and Distribution	25%
Alternative Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Oil & Gas :: 271

Schedule of Portfolio Investments

Common Stocks (98.0%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	32,076	$2,442,908
Apache Corp. (Oil & Gas)	23,814	2,839,343
Atlas Energy, Inc.* (Oil & Gas)	4,860	213,694
Atwood Oceanics, Inc.* (Oil & Gas)	3,402	127,133
Baker Hughes, Inc. (Oil & Gas Services)	27,702	1,583,723
Berry Petroleum Co.—Class A (Oil & Gas)	2,916	127,429
Bill Barrett Corp.* (Oil & Gas)	2,430	99,946
Brigham Exploration Co.* (Oil & Gas)	7,776	211,818
Bristow Group, Inc.* (Transportation)	2,430	115,061
Cabot Oil & Gas Corp. (Oil & Gas)	6,804	257,532
Cameron International Corp.* (Oil & Gas Services)	15,552	788,953
CARBO Ceramics, Inc. (Oil & Gas Services)	1,458	150,961
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,944	67,049
Chart Industries, Inc.* (Machinery-Diversified)	1,944	65,668
Chesapeake Energy Corp. (Oil & Gas)	41,796	1,082,934
Chevron Corp. (Oil & Gas)	129,762	11,840,783
Cimarex Energy Co. (Oil & Gas)	5,346	473,281
Complete Production Services, Inc.* (Oil & Gas Services)	4,860	143,613
Comstock Resources, Inc.* (Oil & Gas)	2,916	71,617
Concho Resources, Inc.* (Oil & Gas)	6,318	553,899
ConocoPhillips (Oil & Gas)	70,470	4,799,007
Continental Resources, Inc.* (Oil & Gas)	1,944	114,404
Core Laboratories N.V. (Oil & Gas Services)	2,916	259,670
Denbury Resources, Inc.* (Oil & Gas)	25,758	491,720
Devon Energy Corp. (Oil & Gas)	26,730	2,098,572
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,374	292,489
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,346	227,686
Drill-Quip, Inc.* (Oil & Gas Services)	1,944	151,088
El Paso Corp. (Pipelines)	45,684	628,612
Energen Corp. (Gas)	4,860	234,544
EOG Resources, Inc. (Oil & Gas)	16,524	1,510,459
EQT Corp. (Oil & Gas)	9,720	435,845
EXCO Resources, Inc. (Oil & Gas)	11,178	217,077
Exterran Holdings, Inc.* (Oil & Gas Services)	3,888	93,118
Exxon Mobil Corp. (Oil & Gas)	327,078	23,915,943
First Solar, Inc.* (Energy-Alternate Sources)	3,402	442,736
FMC Technologies, Inc.* (Oil & Gas Services)	7,776	691,364
Forest Oil Corp.* (Oil & Gas)	7,290	276,801
Frontier Oil Corp.* (Oil & Gas)	6,804	122,540
Global Industries, Ltd.* (Oil & Gas Services)	6,804	47,152
Halliburton Co. (Oil & Gas Services)	58,806	2,401,049
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,804	82,601
Helmerich & Payne, Inc. (Oil & Gas)	6,318	306,297
Hess Corp. (Oil & Gas)	18,954	1,450,739
Holly Corp. (Oil & Gas)	2,916	118,885
Key Energy Services, Inc.* (Oil & Gas Services)	9,234	119,857
Lufkin Industries, Inc. (Oil & Gas Services)	1,944	121,286
Marathon Oil Corp. (Oil & Gas)	46,170	1,709,675
Murphy Oil Corp. (Oil & Gas)	12,150	905,783
Nabors Industries, Ltd.* (Oil & Gas)	18,468	433,259
National Oilwell Varco, Inc. (Oil & Gas Services)	27,216	1,830,276
Newfield Exploration Co.* (Oil & Gas)	8,748	630,818
Noble Corp. (Oil & Gas)	16,524	591,064
Noble Energy, Inc. (Oil & Gas)	11,178	962,202
Occidental Petroleum Corp. (Oil & Gas)	45,198	4,433,924
Oceaneering International, Inc.* (Oil & Gas Services)	3,402	250,489
OGE Energy Corp. (Electric)	6,318	287,722
Oil States International, Inc.* (Oil & Gas Services)	3,402	218,034
Parker Drilling Co.* (Oil & Gas)	7,290	33,315
Patterson-UTI Energy, Inc. (Oil & Gas)	10,206	219,939
Penn Virginia Corp. (Oil & Gas)	2,916	49,047
Petrohawk Energy Corp.* (Oil & Gas)	19,440	354,780
Pioneer Natural Resources Co. (Oil & Gas)	5,832	506,334
Plains Exploration & Production Co.* (Oil & Gas)	9,234	296,781
Pride International, Inc.* (Oil & Gas)	10,206	336,798
QEP Resources, Inc. (Oil & Gas)	11,178	405,873
Quicksilver Resources, Inc.* (Oil & Gas)	7,776	114,618
Range Resources Corp. (Oil & Gas)	10,206	459,066
Rosetta Resources, Inc.* (Oil & Gas)	3,402	128,051
Rowan Cos., Inc.* (Oil & Gas)	8,262	288,427
SandRidge Energy, Inc.* (Oil & Gas)	24,300	177,876
Schlumberger, Ltd. (Oil & Gas Services)	88,452	7,385,742
SEACOR SMIT, Inc. (Oil & Gas Services)	1,458	147,389
SM Energy Co. (Oil & Gas)	3,888	229,120
Southern Union Co. (Gas)	7,776	187,168
Southwestern Energy Co.* (Oil & Gas)	22,356	836,785
Sunoco, Inc. (Oil & Gas)	7,776	313,451
SunPower Corp.—Class A* (Energy - Alternate Sources)	3,402	43,648
SunPower Corp.—Class B* (Electrical Components & Equipment)	2,916	36,188
Superior Energy Services, Inc.* (Oil & Gas Services)	4,860	170,051
Swift Energy Co.* (Oil & Gas)	2,916	114,161
Tesoro Petroleum Corp.* (Oil & Gas)	9,234	171,198
TETRA Technologies, Inc.* (Oil & Gas Services)	4,860	57,688
The Williams Cos., Inc. (Pipelines)	37,908	937,086
Tidewater, Inc. (Oil & Gas Services)	3,402	183,164
Transocean, Ltd.* (Oil & Gas)	20,898	1,452,620
Ultra Petroleum Corp.* (Oil & Gas)	9,720	464,325
Unit Corp.* (Oil & Gas)	2,916	135,536
Valero Energy Corp. (Oil & Gas)	36,450	842,724

See accompanying notes to the financial statements.

272 :: ProFund VP Oil & Gas :: Financial Statements

Common Stocks, continued
	Shares	Value

Weatherford International, Ltd.* (Oil & Gas Services)	48,114	$1,096,999
Whiting Petroleum Corp.* (Oil & Gas)	3,888	455,635

TOTAL COMMON STOCKS (Cost $50,245,714)		95,793,715

TOTAL INVESTMENT SECURITIES (Cost $50,245,714)—98.0%		95,793,715
Net other assets (liabilities)—2.0%		1,961,325

NET ASSETS—100.0%		$97,755,040

*	Non-income producing security

ProFund VP Oil & Gas invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Electric	$287,722	0.3%
Electrical Components & Equipment	36,188	0.1%
Energy-Alternate Sources	486,384	0.5%
Gas	421,712	0.4%
Machinery-Diversified	65,668	0.1%
Oil & Gas	74,613,329	76.3%
Oil & Gas Services	18,201,953	18.6%
Pipelines	1,565,698	1.6%
Transportation	115,061	0.1%
Other**	1,961,325	2.0%

Total	$97,755,040	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 273

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$50,245,714

Securities, at value	95,793,715

Total Investment Securities, at value	95,793,715
Dividends receivable	42,086
Receivable for capital shares issued	646,069
Receivable for investments sold	2,038,734
Prepaid expenses	314

TOTAL ASSETS	98,520,918

LIABILITIES:
Cash overdraft	584,067
Payable for capital shares redeemed	4,739
Advisory fees payable	49,134
Management services fees payable	6,551
Administration fees payable	2,984
Administrative services fees payable	33,377
Distribution fees payable	27,248
Trustee fees payable	4
Transfer agency fees payable	8,031
Fund accounting fees payable	5,973
Compliance services fees payable	268
Other accrued expenses	43,502

TOTAL LIABILITIES	765,878

NET ASSETS	$97,755,040

NET ASSETS CONSIST OF:
Capital	$64,339,864
Accumulated net investment income (loss)	152,698
Accumulated net realized gains (losses) on investments	(12,285,523)
Net unrealized appreciation (depreciation) on investments	45,548,001

NET ASSETS	$97,755,040

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,102,543

Net Asset Value (offering and redemption price per share)	$46.49

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,363,332
Interest	148

TOTAL INVESTMENT INCOME	1,363,480

EXPENSES:
Advisory fees	540,527
Management services fees	72,070
Administration fees	29,345
Transfer agency fees	41,963
Administrative services fees	231,193
Distribution fees	180,176
Custody fees	11,835
Fund accounting fees	56,375
Trustee fees	963
Compliance services fees	596
Other fees	112,841

Total Gross Expenses before reductions	1,277,884
Less Expenses reduced by the Advisor	(67,102)

TOTAL NET EXPENSES	1,210,782

NET INVESTMENT INCOME (LOSS)	152,698

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,774,301
Change in net unrealized appreciation/depreciation on investments	7,507,781

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,282,082

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,434,780

See accompanying notes to the financial statements.

274 :: ProFund VP Oil & Gas :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$152,698	$304,297
Net realized gains (losses) on investments	3,774,301	(5,870,692)
Change in net unrealized appreciation/depreciation on investments	7,507,781	13,491,193

Change in net assets resulting from operations	11,434,780	7,924,798

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(304,297)	—
Net realized gains on investments	—	(9,120,883)

Change in net assets resulting from distributions	(304,297)	(9,120,883)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	94,253,258	105,987,598
Dividends reinvested	304,297	9,120,883
Value of shares redeemed	(90,539,744)	(97,981,112)

Change in net assets resulting from capital transactions	4,017,811	17,127,369

Change in net assets	15,148,294	15,931,284
NET ASSETS:
Beginning of period	82,606,746	66,675,462

End of period	$97,755,040	$82,606,746

Accumulated net investment income (loss)	$152,698	$304,297

SHARE TRANSACTIONS:
Issued	2,295,149	2,684,278
Reinvested	7,682	236,660
Redeemed	(2,284,080)	(2,553,632)

Change in shares	18,751	367,306

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Oil & Gas :: 275

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$39.64	$38.84	$66.69	$51.51	$47.02

Investment Activities:
Net investment income (loss)(a)	0.08	0.15	(0.15)	(0.17)	(0.08)
Net realized and unrealized gains (losses) on investments	6.93	5.73	(23.29)	16.79	9.13

Total income (loss) from investment activities	7.01	5.88	(23.44)	16.62	9.05

Distributions to Shareholders From:
Net investment income	(0.16)	—	—	—	—
Net realized gains on investments	—	(5.08)	(4.41)	(1.44)	(4.56)

Total distributions	(0.16)	(5.08)	(4.41)	(1.44)	(4.56)

Net Asset Value, End of Period	$46.49	$39.64	$38.84	$66.69	$51.51

Total Return	17.76%	15.50%	(36.95)%	32.48%	20.63%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.81%	1.73%	1.71%	1.76%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)	0.21%	0.39%	(0.25)%	(0.30)%	(0.15)%

Supplemental Data:
Net assets, end of period (000’s)	$97,755	$82,607	$66,675	$194,871	$144,216
Portfolio turnover rate(b)	89%	109%	147%	180%	166%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

276 :: ProFund VP Pharmaceuticals :: Management Discussion of Fund Performance

The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 0.48%, compared to a return of 2.13%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin, and cold remedies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Mylan Inc (+14.65%), Hospira Inc (+9.20%), and Allergen Inc (+8.98%), while the bottom three performers in this group were Abbott Laboratories (-11.26%), Johnson & Johnson (-3.97%), and Pfizer Inc (-3.74%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Pharmaceuticals	0.48%	1.65%	-1.65%
Dow Jones U.S. Pharmaceuticals Index	2.13%	3.53%	0.30%
S&P 500 Index	15.08%	2.29%	3.73%

Expense Ratios**
Fund	Gross	Net

ProFund VP Pharmaceuticals	1.80%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	77%
Swap Agreements	23%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	19.7%
Pfizer, Inc.	15.5%
Merck & Co., Inc.	14.3%
Abbott Laboratories	4.8%
Bristol-Myers Squibb Co.	4.7%

Dow Jones U.S. Pharmaceuticals Index – Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Pharmaceuticals :: 277

Schedule of Portfolio Investments

Common Stocks (76.5%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	6,893	$330,244
Alkermes, Inc.* (Pharmaceuticals)	1,017	12,489
Allergan, Inc. (Pharmaceuticals)	3,164	217,272
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	452	9,537
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,204	323,162
Cephalon, Inc.* (Pharmaceuticals)	791	48,821
Eli Lilly & Co. (Pharmaceuticals)	9,040	316,762
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,130	40,352
Forest Laboratories, Inc.* (Pharmaceuticals)	2,938	93,957
Hospira, Inc.* (Pharmaceuticals)	1,695	94,395
Johnson & Johnson (Healthcare-Products)	21,922	1,355,876
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,599	36,516
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	565	15,136
Merck & Co., Inc. (Pharmaceuticals)	27,346	985,550
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,520	95,508
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	339	13,055
Perrigo Co. (Pharmaceuticals)	904	57,250
Pfizer, Inc. (Pharmaceuticals)	60,907	1,066,482
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	565	26,532
Talecris Biotherapeutics Holdings Corp.* (Pharmaceuticals)	678	15,797
Theravance, Inc.* (Pharmaceuticals)	678	16,997
Warner Chilcott PLC—Class A (Pharmaceuticals)	1,243	28,042
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,356	70,037

TOTAL COMMON STOCKS
(Cost $3,963,972)		5,269,769

TOTAL INVESTMENT SECURITIES
(Cost $3,963,972)—76.5%		5,269,769
Net other assets (liabilities)—23.5%		1,614,914

NET ASSETS—100.0%		$6,884,683

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$1,599,520	$(480)

ProFund VP Pharmaceuticals invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Healthcare-Products	$1,365,413	19.8%
Pharmaceuticals	3,904,356	56.7%
Other**	1,614,914	23.5%

Total	$6,884,683	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

278 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$3,963,972

Securities, at value	5,269,769

Total Investment Securities, at value	5,269,769
Dividends receivable	12,251
Receivable for investments sold	1,721,620
Prepaid expenses	42

TOTAL ASSETS	7,003,682

LIABILITIES:
Cash overdraft	38,236
Payable for capital shares redeemed	63,575
Unrealized loss on swap agreements	480
Advisory fees payable	3,656
Management services fees payable	487
Administration fees payable	236
Administrative services fees payable	2,834
Distribution fees payable	2,329
Transfer agency fees payable	710
Fund accounting fees payable	473
Compliance services fees payable	23
Other accrued expenses	5,960

TOTAL LIABILITIES	118,999

NET ASSETS	$6,884,683

NET ASSETS CONSIST OF:
Capital	$16,197,647
Accumulated net investment income (loss)	152,879
Accumulated net realized gains (losses) on investments	(10,771,160)
Net unrealized appreciation (depreciation) on investments	1,305,317

NET ASSETS	$6,884,683

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	311,624

Net Asset Value (offering and redemption price per share)	$22.09

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$297,121
Interest	87

TOTAL INVESTMENT INCOME	297,208

EXPENSES:
Advisory fees	64,433
Management services fees	8,591
Administration fees	3,655
Transfer agency fees	5,268
Administrative services fees	28,250
Distribution fees	21,477
Custody fees	3,586
Fund accounting fees	7,131
Trustee fees	119
Compliance services fees	64
Other fees	10,567

Total Gross Expenses before reductions	153,141
Less Expenses reduced by the Advisor	(8,812)

TOTAL NET EXPENSES	144,329

NET INVESTMENT INCOME (LOSS)	152,879

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	169,682
Net realized gains (losses) on swap agreements	43,825
Change in net unrealized appreciation/depreciation on investments	(474,719)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(261,212)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(108,333)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 279

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$152,879	$399,470
Net realized gains (losses) on investments	213,507	(2,424,874)
Change in net unrealized appreciation/depreciation on investments	(474,719)	682,254

Change in net assets resulting from operations	(108,333)	(1,343,150)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(399,470)	(226,653)

Change in net assets resulting from distributions	(399,470)	(226,653)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,544,508	63,925,638
Dividends reinvested	399,470	226,653
Value of shares redeemed	(28,673,555)	(61,584,331)

Change in net assets resulting from capital transactions	(5,729,577)	2,567,960

Change in net assets	(6,237,380)	998,157
NET ASSETS:
Beginning of period	13,122,063	12,123,906

End of period	$6,884,683	$13,122,063

Accumulated net investment income (loss)	$152,879	$399,470

SHARE TRANSACTIONS:
Issued	1,017,568	3,169,454
Reinvested	17,970	10,971
Redeemed	(1,295,709)	(3,209,676)

Change in shares	(260,171)	(29,251)

See accompanying notes to the financial statements.

280 :: ProFund VP Pharmaceuticals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$22.95	$20.17		$25.47	$25.27	$22.56

Investment Activities:
Net investment income (loss)(a)	0.39	0.52		0.44	0.32	0.25
Net realized and unrealized gains (losses) on investments	(0.27)	2.83	(b)	(5.37)	0.26	2.51

Total income (loss) from investment activities	0.12	3.35		(4.93)	0.58	2.76

Distributions to Shareholders From:
Net investment income	(0.98)	(0.57)		(0.37)	(0.38)	(0.05)

Net Asset Value, End of Period	$22.09	$22.95		$20.17	$25.47	$25.27

Total Return	0.48%	16.90%		(19.51)%	2.32%	12.18%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.80%		1.77%	1.73%	1.75%
Net expenses	1.68%	1.65%		1.63%	1.63%	1.70%
Net investment income (loss)	1.78%	2.66%		1.99%	1.22%	1.02%

Supplemental Data:
Net assets, end of period (000’s)	$6,885	$13,122		$12,124	$12,511	$21,079
Portfolio turnover rate(c)	360%	508%		579%	443%	454%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Precious Metals :: 281

The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 32.93%, compared to a return of 35.95%[1] for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.[2]

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Pan American Silver Corp (+73.08%), Freeport-McMoRan Copper & Gold Inc (+49.57%), and Agnico-Eagle Mines Ltd (+42.04%), while the bottom three performers in this group were Randgold Resources Ltd (+4.03%), Goldcorp Inc (+16.88%), and AngloGold Ashanti Ltd (+22.52%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Precious Metals	32.93%	10.37%	11.38%
Dow Jones Precious Metals Index[3]	35.95%	12.87%	14.46%
S&P 500 Index	15.08%	2.29%	3.73%

Expense Ratios**
Fund	Gross	Net

ProFund VP Precious Metals	1.80%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index – Composition
The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]

The Prior to June 19, 2004, the index underlying the Fund’s benchmark was the Philadelphia Stock Exchange Gold and Silver Index. This index measured the performance of the gold and silver mining industry of the global market. Component companies included involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls. The Philadelphia Stock Exchange Gold and Silver Index represents performance from May 1, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.

[4]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

282 :: ProFund VP Precious Metals :: Financial Statements

Schedule of Portfolio Investments

	Principal
	Amount	Value

U.S. Treasury Obligations (24.1%)
U.S. Treasury Notes, 0.625%, 12/31/12	$42,143,000	$42,166,047

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $42,180,811)		42,166,047

Repurchase Agreements (74.9%)
Bank of Ameica, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $26,153,109 (Collateralized by $26,217,500 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $26,676,293)	26,153,000	26,153,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $26,153,349 (Collateralized by $26,711,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $26,677,290)	26,153,000	26,153,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $31,231,416 (Collateralized by $31,601,400 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $31,855,747)	31,231,000	31,231,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $21,070,263 (Collateralized by $21,420,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $21,500,325)	21,070,000	21,070,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $26,153,153 (Collateralized by $26,053,400 of various U.S. Treasury Notes, 1.50%–1.88%, 6/15/12-8/15/12, total value of $26,676,212)	26,153,000	26,153,000

TOTAL REPURCHASE AGREEMENTS
(Cost $130,760,000)		130,760,000

TOTAL INVESTMENT SECURITIES
(Cost $172,940,811)—99.0%		172,926,047
Net other assets (liabilities)—1.0%		1,809,352

NET ASSETS—100.0%		$174,735,399

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $40,348,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$148,961,457	$3,149,230
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	26,332,202	565,541

		$3,714,771

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Precious Metals :: 283

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$172,940,811

Securities, at value	42,166,047
Repurchase agreements, at value	130,760,000

Total Investment Securities, at value	172,926,047
Cash	785
Interest receivable	1,158
Unrealized gain on swap agreements	3,714,771
Receivable for capital shares issued	159,078
Prepaid expenses	506

TOTAL ASSETS	176,802,345

LIABILITIES:
Payable for capital shares redeemed	1,722,576
Advisory fees payable	93,297
Management services fees payable	12,440
Administration fees payable	5,522
Administrative services fees payable	61,179
Distribution fees payable	49,396
Trustee fees payable	7
Transfer agency fees payable	16,236
Fund accounting fees payable	11,054
Compliance services fees payable	515
Other accrued expenses	94,724

TOTAL LIABILITIES	2,066,946

NET ASSETS	$174,735,399

NET ASSETS CONSIST OF:
Capital	$169,424,220
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	1,611,172
Net unrealized appreciation (depreciation) on investments	3,700,007

NET ASSETS	$174,735,399

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,129,576

Net Asset Value (offering and redemption price per share)	$55.83

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$164,821

EXPENSES:
Advisory fees	1,022,662
Management services fees	136,354
Administration fees	57,155
Transfer agency fees	82,247
Administrative services fees	450,296
Distribution fees	340,887
Custody fees	10,879
Fund accounting fees	109,482
Trustee fees	1,818
Compliance services fees	1,241
Other fees	190,899

Total Gross Expenses before reductions	2,403,920
Less Expenses reduced by the Advisor	(113,157)

TOTAL NET EXPENSES	2,290,763

NET INVESTMENT INCOME (LOSS)	(2,125,942)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(6,314)
Net realized gains (losses) on swap agreements	33,847,371
Change in net unrealized appreciation/depreciation on investments	6,365,638

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	40,206,695

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$38,080,753

See accompanying notes to the financial statements.

284 :: ProFund VP Precious Metals :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,125,942)	$(1,721,597)
Net realized gains (losses) on investments	33,841,057	30,955,736
Change in net unrealized appreciation/depreciation on investments	6,365,638	(4,087,224)

Change in net assets resulting from operations	38,080,753	25,146,915

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(974,226)

Change in net assets resulting from distributions	—	(974,226)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	145,664,181	167,924,601
Dividends reinvested	—	974,226
Value of shares redeemed	(140,116,859)	(153,568,424)

Change in net assets resulting from capital transactions	5,547,322	15,330,403

Change in net assets	43,628,075	39,503,092
NET ASSETS:
Beginning of period	131,107,324	91,604,232

End of period	$174,735,399	$131,107,324

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	3,163,121	4,680,915
Reinvested	—	23,447
Redeemed	(3,154,783)	(4,512,430)

Change in shares	8,338	191,932

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Precious Metals :: 285

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$42.00		$31.27	$51.82	$43.80	$41.15

Investment Activities:
Net investment income (loss)(a)	(0.71)		(0.58)	0.31	1.57	1.46
Net realized and unrealized gains (losses) on investments	14.54		11.62	(15.95)	8.11	1.55

Total income (loss) from investment activities	13.83		11.04	(15.64)	9.68	3.01

Distributions to Shareholders From:
Net investment income	—		(0.31)	(1.53)	(1.66)	(0.36)
Net realized gains on investments	—		—	(3.38)	—	—

Total distributions	—		(0.31)	(4.91)	(1.66)	(0.36)

Net Asset Value, End of Period	$55.83		$42.00	$31.27	$51.82	$43.80

Total Return	32.93%		35.33%	(30.76)%	22.46%	7.36%

Ratios to Average Net Assets:
Gross expenses	1.76%		1.80%	1.71%	1.70%	1.74%
Net expenses	1.68%		1.67%	1.63%	1.63%	1.70%
Net investment income (loss)	(1.56)%		(1.57)%	0.68%	3.41%	3.30%

Supplemental Data:
Net assets, end of period (000’s)	$174,735		$131,107	$91,604	$162,242	$125,274
Portfolio turnover rate(b)	694%	(c)	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that includes the purchase of long-term instruments.

See accompanying notes to the financial statements.

286 :: ProFund VP Real Estate :: Management Discussion of Fund Performance

The ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 24.69%, compared to a return of 26.93%[1] for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.[2]

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Equity Residential (+53.79%), Host Hotels & Resorts Inc (+53.13%), and Avalonbay Communities Inc (+37.07%), while the bottom three performers in this group were Annaly Mortgage Management Inc (+3.29%), ProLogis (+5.48%), and Vornado Realty Trust (+19.15%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Real Estate from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Real Estate	24.69%	-0.04%	7.05%
Dow Jones
U.S. Real Estate Index	26.93%	1.99%	9.78%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**
Fund	Gross	Net

ProFund VP Real Estate	1.88%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Simon Property Group, Inc.	8.5%
Vornado Realty Trust	4.4%
Equity Residential	4.3%
Public Storage, Inc.	4.2%
HCP, Inc.	3.9%

Dow Jones U.S. Real Estate Index – Composition
The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Real Estate :: 287

Schedule of Portfolio Investments

Common Stocks (100.2%)
	Shares	Value

Alexandria Real Estate Equities, Inc. (REIT)	3,024	$221,538
AMB Property Corp. (REIT)	9,072	287,673
American Campus Communities, Inc. (REIT)	3,654	116,051
Annaly Mortgage Management, Inc. (REIT)	33,516	600,607
Apartment Investment and Management Co.—Class A (REIT)	6,300	162,792
Avalonbay Communities, Inc. (REIT)	4,662	524,708
BioMed Realty Trust, Inc. (REIT)	7,056	131,594
Boston Properties, Inc. (REIT)	7,560	650,916
Brandywine Realty Trust (REIT)	7,308	85,138
BRE Properties, Inc.—Class A (REIT)	3,402	147,987
Brookfield Properties Corp. (Real Estate)	13,986	245,175
Camden Property Trust (REIT)	3,780	204,044
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	15,876	325,141
CBL & Associates Properties, Inc. (REIT)	7,434	130,095
Chimera Investment Corp. (REIT)	54,558	224,233
Colonial Properties Trust (REIT)	4,158	75,052
CommonWealth REIT (REIT)	3,907	99,661
Corporate Office Properties Trust (REIT)	3,528	123,304
DCT Industrial Trust, Inc. (REIT)	11,466	60,884
Developers Diversified Realty Corp. (REIT)	10,458	147,353
DiamondRock Hospitality Co.* (REIT)	8,316	99,792
Digital Realty Trust, Inc. (REIT)	4,914	253,268
Douglas Emmett, Inc. (REIT)	6,678	110,855
Duke-Weeks Realty Corp. (REIT)	13,608	169,556
DuPont Fabros Technology, Inc. (REIT)	3,150	67,001
EastGroup Properties, Inc. (REIT)	1,512	63,988
Entertainment Properties Trust (REIT)	2,520	116,550
Equity Lifestyle Properties, Inc. (REIT)	1,638	91,613
Equity Residential (REIT)	15,372	798,575
Essex Property Trust, Inc. (REIT)	1,638	187,092
Federal Realty Investment Trust (REIT)	3,276	255,299
Forest City Enterprises, Inc.—Class A* (Real Estate)	6,552	109,353
Forestar Group, Inc.* (Real Estate)	1,890	36,477
Franklin Street Properties Corp. (REIT)	3,906	55,661
General Growth Properties, Inc. (REIT)	20,790	321,829
Hatteras Financial Corp. (REIT)	2,520	76,280
HCP, Inc. (REIT)	19,656	723,144
Health Care REIT, Inc. (REIT)	7,812	372,164
Healthcare Realty Trust, Inc. (REIT)	3,528	74,688
Highwoods Properties, Inc. (REIT)	3,906	124,406
Home Properties, Inc. (REIT)	2,016	111,868
Hospitality Properties Trust (REIT)	6,678	153,861
Host Hotels & Resorts, Inc. (REIT)	35,658	637,208
Jones Lang LaSalle, Inc. (Real Estate)	2,268	190,331
Kilroy Realty Corp. (REIT)	2,772	101,095
Kimco Realty Corp. (REIT)	21,798	393,236
LaSalle Hotel Properties (REIT)	3,780	99,792
Lexington Realty Trust (REIT)	6,048	48,082
Liberty Property Trust (REIT)	6,174	197,074
Mack-Cali Realty Corp. (REIT)	4,284	141,629
MFA Financial, Inc. (REIT)	15,246	124,407
Mid-America Apartment Communities, Inc. (REIT)	1,890	119,996
National Retail Properties, Inc. (REIT)	4,536	120,204
Nationwide Health Properties, Inc. (REIT)	7,308	265,865
OMEGA Healthcare Investors, Inc. (REIT)	5,292	118,752
Piedmont Office Realty Trust, Inc.—Class A (REIT)	7,182	144,645
Plum Creek Timber Co., Inc. (Forest Products & Paper)	8,820	330,309
Post Properties, Inc. (REIT)	2,646	96,050
Potlatch Corp. (Forest Products & Paper)	2,142	69,722
ProLogis (REIT)	30,870	445,763
Public Storage, Inc. (REIT)	7,686	779,514
Rayonier, Inc. (Forest Products & Paper)	4,284	224,996
Realty Income Corp. (REIT)	6,300	215,460
Redwood Trust, Inc. (REIT)	3,780	56,435
Regency Centers Corp. (REIT)	4,410	186,278
Senior Housing Properties Trust (REIT)	6,930	152,044
Simon Property Group, Inc. (REIT)	15,876	1,579,503
SL Green Realty Corp. (REIT)	4,284	289,213
St. Joe Co.* (Real Estate)	4,914	107,371
Sunstone Hotel Investors, Inc.* (REIT)	6,426	66,381
Tanger Factory Outlet Centers, Inc. (REIT)	2,142	109,649
Taubman Centers, Inc. (REIT)	2,898	146,291
The Macerich Co. (REIT)	7,056	334,243
UDR, Inc. (REIT)	9,828	231,155
Ventas, Inc. (REIT)	8,442	443,036
Vornado Realty Trust (REIT)	9,702	808,468
Washington REIT (REIT)	3,528	109,333
Weingarten Realty Investors (REIT)	6,426	152,682

TOTAL COMMON STOCKS
(Cost $8,894,524)		18,573,478

TOTAL INVESTMENT SECURITIES
(Cost $8,894,524)—100.2%		18,573,478
Net other assets (liabilities)—(0.2)%		(39,505)

NET ASSETS—100.0%		$18,533,973

*	Non-income producing security

ProFund VP Real Estate invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Forest Products & Paper	$625,027	3.4%
REIT	16,934,603	91.4%
Real Estate	1,013,848	5.4%
Other**	(39,505)	(0.2)%

Total	$18,533,973	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

288 :: ProFund VP Real Estate :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$8,894,524

Securities, at value	18,573,478

Total Investment Securities, at value	18,573,478
Dividends receivable	91,548
Receivable for capital shares issued	1,935
Receivable for investments sold	147,355
Prepaid expenses	93

TOTAL ASSETS	18,814,409

LIABILITIES:
Cash overdraft	195,623
Payable for capital shares redeemed	41,449
Advisory fees payable	9,252
Management services fees payable	1,233
Administration fees payable	581
Administrative services fees payable	6,248
Distribution fees payable	4,761
Trustee fees payable	1
Transfer agency fees payable	1,830
Fund accounting fees payable	1,163
Compliance services fees payable	60
Other accrued expenses	18,235

TOTAL LIABILITIES	280,436

NET ASSETS	$18,533,973

NET ASSETS CONSIST OF:
Capital	$18,842,543
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(9,987,524)
Net unrealized appreciation (depreciation) on investments	9,678,954

NET ASSETS	$18,533,973

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	429,368

Net Asset Value (offering and redemption price per share)	$43.17

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$708,213
Interest	62

TOTAL INVESTMENT INCOME	708,275

EXPENSES:
Advisory fees	171,797
Management services fees	22,906
Administration fees	9,911
Transfer agency fees	14,044
Administrative services fees	78,462
Distribution fees	57,266
Custody fees	11,403
Fund accounting fees	19,222
Trustee fees	296
Compliance services fees	205
Other fees	33,178

Total Gross Expenses before reductions	418,690
Less Expenses reduced by the Advisor	(33,868)

TOTAL NET EXPENSES	384,822

NET INVESTMENT INCOME (LOSS)	323,453

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(140,612)
Change in net unrealized appreciation/depreciation on investments	3,001,942

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,861,330

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,184,783

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Real Estate :: 289

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$323,453	$365,286
Net realized gains (losses) on investments	(140,612)	(1,271,469)
Change in net unrealized appreciation/depreciation on investments	3,001,942	3,617,508

Change in net assets resulting from operations	3,184,783	2,711,325

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(661,759)	(477,686)
Return of capital	(143,178)	—

Change in net assets resulting from distributions	(804,937)	(477,686)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	72,651,765	62,847,849
Dividends reinvested	804,937	477,686
Value of shares redeemed	(75,887,423)	(59,726,217)

Change in net assets resulting from capital transactions	(2,430,721)	3,599,318

Change in net assets	(50,875)	5,832,957
NET ASSETS:
Beginning of period	18,584,848	12,751,891

End of period	$18,533,973	$18,584,848

Accumulated net investment income (loss)	$—	$338,307

SHARE TRANSACTIONS:
Issued	1,833,045	2,171,920
Reinvested	20,307	14,035
Redeemed	(1,940,605)	(2,113,552)

Change in shares	(87,253)	72,403

See accompanying notes to the financial statements.

290 :: ProFund VP Real Estate :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec.31, 2010	Dec.31, 2009	Dec.31, 2008	Dec.31, 2007	Dec.31, 2006

Net Asset Value, Beginning of Period	$35.97	$28.71	$49.44	$65.64	$52.36

Investment Activities:
Net investment income (loss)(a)	0.56	0.89	0.86	0.07	0.68
Net realized and unrealized gains (losses) on investments	8.17	7.08	(21.04)	(12.64)	16.04

Total income (loss) from investment activities	8.73	7.97	(20.18)	(12.57)	16.72

Distributions to Shareholders From:
Net investment income	(1.26)	(0.71)	—	(0.89)	(0.34)
Return of capital	(0.27)	—	—	—	—
Net realized gains on investments	—	—	(0.55)	(2.74)	(3.10)

Total distributions	(1.53)	(0.71)	(0.55)	(3.63)	(3.44)

Net Asset Value, End of Period	$43.17	$35.97	$28.71	$49.44	$65.64

Total Return	24.69%	27.90%	(41.25)%	(19.61)%	32.49%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.88%	1.79%	1.73%	1.76%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)	1.41%	3.10%	1.90%	0.11%	1.13%

Supplemental Data:
Net assets, end of period (000’s)	$18,534	$18,585	12,752	$28,804	$70,460
Portfolio turnover rate(b)	289%	432%	418%	603%	719%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Semiconductor :: 291

The ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 12.40%, compared to a total return of 14.22%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Semiconductors Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were SanDisk Corp (+71.99%), Altera Corp (+57.22%), and Broadcom Corp (+38.39%), while the bottom three performers in this group were Micron Technology Inc (-24.05%), NVIDIA Corp (-17.56%), and Marvell Technology Group Ltd (-10.60%).

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Semiconductor from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Semiconductor	12.40%	-1.64%	-3.30%
Dow Jones
U.S. Semiconductors Index	14.22%	0.11%	-1.15%
S&P 500 Index	15.08%	2.29%	3.73%

Expense Ratios**
Fund	Gross	Net

ProFund VP Semiconductor	1.89%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%
Swap Agreements	7%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Intel Corp.	24.3%
Texas Instruments, Inc.	10.3%
Broadcom Corp.—Class A	5.1%
Applied Materials, Inc.	5.0%
SanDisk Corp.	3.1%

Dow Jones U.S. Semiconductor Index – Composition
The Dow Jones U.S. Semiconductor Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

292 :: ProFund VP Semiconductor :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (93.6%)
	Shares	Value

Advanced Micro Devices, Inc.* (Semiconductors)	3,984	$32,589
Altera Corp. (Semiconductors)	2,241	79,735
Amkor Technology, Inc.* (Semiconductors)	747	5,520
Analog Devices, Inc. (Semiconductors)	2,075	78,165
Applied Materials, Inc. (Semiconductors)	9,462	132,941
Applied Micro Circuits Corp.* (Semiconductors)	498	5,319
Atheros Communications* (Telecommunications)	498	17,888
Atmel Corp.* (Semiconductors)	3,237	39,880
ATMI, Inc.* (Semiconductors)	249	4,965
Broadcom Corp.—Class A (Semiconductors)	3,154	137,357
Cabot Microelectronics Corp.* (Chemicals)	166	6,881
Cavium Networks, Inc.* (Semiconductors)	332	12,510
Cree Research, Inc.* (Semiconductors)	747	49,220
Cymer, Inc.* (Electronics)	166	7,482
Cypress Semiconductor Corp.* (Semiconductors)	1,162	21,590
Fairchild Semiconductor International, Inc.* (Semiconductors)	913	14,252
FormFactor, Inc.* (Semiconductors)	332	2,948
Hittite Microwave Corp.* (Semiconductors)	166	10,133
Integrated Device Technology, Inc.* (Semiconductors)	1,162	7,739
Intel Corp. (Semiconductors)	31,042	652,813
InterDigital, Inc.* (Telecommunications)	332	13,824
International Rectifier Corp.* (Semiconductors)	498	14,786
Intersil Corp.—Class A (Semiconductors)	830	12,674
KLA -Tencor Corp. (Semiconductors)	1,162	44,900
Lam Research Corp.* (Semiconductors)	830	42,977
Linear Technology Corp. (Semiconductors)	1,494	51,677
LSI Logic Corp.* (Semiconductors)	4,399	26,350
Marvell Technology Group, Ltd.* (Semiconductors)	3,818	70,824
Maxim Integrated Products, Inc. (Semiconductors)	2,075	49,011
MEMC Electronic Materials, Inc.* (Semiconductors)	1,577	17,757
Microchip Technology, Inc. (Semiconductors)	1,328	45,431
Micron Technology, Inc.* (Semiconductors)	7,055	56,581
Microsemi Corp.* (Semiconductors)	581	13,305
National Semiconductor Corp. (Semiconductors)	1,660	22,842
Netlogic Microsystems, Inc.* (Semiconductors)	415	13,035
Novellus Systems, Inc.* (Semiconductors)	664	21,460
NVIDIA Corp.* (Semiconductors)	3,984	61,354
OmniVision Technologies, Inc.* (Semiconductors)	415	12,288
ON Semiconductor Corp.* (Semiconductors)	2,988	29,521
PMC-Sierra, Inc.* (Semiconductors)	1,577	13,546
Rambus, Inc.* (Semiconductors)	830	16,998
RF Micro Devices, Inc.* (Telecommunications)	1,909	14,031
SanDisk Corp.* (Computers)	1,660	82,768
Semtech Corp.* (Semiconductors)	415	9,396
Silicon Laboratories, Inc.* (Semiconductors)	332	15,279
Skyworks Solutions, Inc.* (Semiconductors)	1,245	35,644
Teradyne, Inc.* (Semiconductors)	1,245	17,480
Tessera Technologies, Inc.* (Semiconductors)	332	7,354
Texas Instruments, Inc. (Semiconductors)	8,466	275,145
TriQuint Semiconductor, Inc.* (Semiconductors)	1,079	12,614
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	498	18,411
Xilinx, Inc. (Semiconductors)	1,826	52,917

TOTAL COMMON STOCKS
(Cost $1,362,591)		2,512,107

Repurchase Agreements (0.7%)
	Principal
	Amount	Value

Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Notes, 4.50%, 2/28/11, total value of $2,059)	$2,000	$2,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $15,000 (Collateralized by $16,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $15,973)	15,000	15,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $2,089)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,000)		19,000

TOTAL INVESTMENT SECURITIES
(Cost $1,381,591)—94.3%		2,531,107
Net other assets (liabilities)—5.7%		152,550

NET ASSETS—100.0%		$2,683,657

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$199,940	$(60)

ProFund VP Semiconductor invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Chemicals	$6,881	0.2%
Computers	82,768	3.1%
Electronics	7,482	0.3%
Semiconductors	2,369,233	88.3%
Telecommunications	45,743	1.7%
Other**	171,550	6.4%

Total	$2,683,657	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Semiconductor :: 293

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$1,381,591

Securities, at value	2,512,107
Repurchase agreements, at value	19,000

Total Investment Securities, at value	2,531,107
Cash	191
Dividends and interest receivable	210
Receivable for capital shares issued	15,817
Receivable for investments sold	174,525
Prepaid expenses	15

TOTAL ASSETS	2,721,865

LIABILITIES:
Payable for investments purchased	32,372
Unrealized loss on swap agreements	60
Advisory fees payable	1,173
Management services fees payable	156
Administration fees payable	103
Administrative services fees payable	969
Distribution fees payable	693
Transfer agency fees payable	270
Fund accounting fees payable	206
Compliance services fees payable	9
Other accrued expenses	2,197

TOTAL LIABILITIES	38,208

NET ASSETS	$2,683,657

NET ASSETS CONSIST OF:
Capital	$5,418,596
Accumulated net investment income (loss)	2,412
Accumulated net realized gains (losses) on investments	(3,886,807)
Net unrealized appreciation (depreciation) on investments	1,149,456

NET ASSETS	$2,683,657

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	134,305

Net Asset Value (offering and redemption price per share)	$19.98

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$54,707
Interest	16

TOTAL INVESTMENT INCOME	54,723

EXPENSES:
Advisory fees	23,353
Management services fees	3,114
Administration fees	1,312
Transfer agency fees	1,867
Administrative services fees	10,701
Distribution fees	7,784
Custody fees	6,318
Fund accounting fees	2,827
Trustee fees	48
Compliance services fees	18
Other fees	3,542

Total Gross Expenses before reductions	60,884
Less Expenses reduced by the Advisor	(8,573)

TOTAL NET EXPENSES	52,311

NET INVESTMENT INCOME (LOSS)	2,412

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	499,267
Net realized gains (losses) on swap agreements	13,619
Change in net unrealized appreciation/depreciation on investments	(557,533)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(44,647)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(42,235)

See accompanying notes to the financial statements.

294 :: ProFund VP Semiconductor :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,412	$33,437
Net realized gains (losses) on investments	512,886	424,484
Change in net unrealized appreciation/depreciation on investments	(557,533)	1,622,356

Change in net assets resulting from operations	(42,235)	2,080,277

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(33,437)	—

Change in net assets resulting from distributions	(33,437)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,598,377	37,135,145
Dividends reinvested	33,437	—
Value of shares redeemed	(17,447,355)	(30,851,325)

Change in net assets resulting from capital transactions	(6,815,541)	6,283,820

Change in net assets	(6,891,213)	8,364,097
NET ASSETS:
Beginning of period	9,574,870	1,210,773

End of period	$2,683,657	$9,574,870

Accumulated net investment income (loss)	$2,412	$33,437

SHARE TRANSACTIONS:
Issued	588,248	2,549,522
Reinvested	1,909	—
Redeemed	(989,441)	(2,126,565)

Change in shares	(399,284)	422,957

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Semiconductor :: 295

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$17.94	$10.94	$21.79	$20.35	$22.18

Investment Activities:
Net investment income (loss)(a)	0.01	0.08	(0.04)	(0.14)	(0.21)
Net realized and unrealized gains (losses) on investments	2.19 (b)	6.92	(10.81)	1.58	(1.36)

Total income (loss) from investment activities	2.20	7.00	(10.85)	1.44	(1.57)

Distributions to Shareholders From:
Net investment income	(0.16)	—	—	—	—
Net realized gains on investments	—	—	—	—	(0.26)

Total distributions	(0.16)	—	—	—	(0.26)

Net Asset Value, End of Period	$19.98	$17.94	$10.94	$21.79	$20.35

Total Return	12.40%	63.99%	(49.79)%	7.08%	(7.09)%

Ratios to Average Net Assets:
Gross expenses	1.96%	1.89%	1.96%	1.83%	1.89%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.80%
Net investment income (loss)	0.08%	0.57%	(0.21)%	(0.63)%	(0.96)%

Supplemental Data:
Net assets, end of period (000’s)	$2,684	$9,575	$1,211	$5,297	$5,998
Portfolio turnover rate(c)	385%	576%	418%	748%	722%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

296 :: ProFund VP Technology :: Management Discussion of Fund Performance

The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total of 10.73%, compared to a return of 12.58%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), EMC Corp (+31.08%), and Oracle Corp (+27.60%), while the bottom three performers in this group were Hewlett-Packard Co (-18.27%), Cisco Systems Inc (-15.50%), and Microsoft Corp (-8.43%).

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Technology	10.73%	4.22%	-4.35%
Dow Jones U.S. Technology Index	12.58%	6.15%	-2.14%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**
Fund	Gross	Net

ProFund VP Technology	1.79%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	13.2%
Microsoft Corp.	9.6%
International Business Machines Corp.	8.1%
Google, Inc.—Class A	6.1%
Oracle Corp.	5.4%
Dow Jones U.S. Technology Index – Composition
% of Index

Technology Hardware and Equipment	56%
Software and Computer Services	44%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Technology :: 297

Schedule of Portfolio Investments

Common Stocks (99.2%)
	Shares	Value

ACI Worldwide, Inc.* (Software)	323	$8,679
Acme Packet, Inc.* (Telecommunications)	323	17,171
Adobe Systems, Inc.* (Software)	3,553	109,361
ADTRAN, Inc. (Telecommunications)	323	11,696
Advanced Micro Devices, Inc.* (Semiconductors)	3,876	31,706
Advent Software, Inc.* (Software)	323	18,708
Akamai Technologies, Inc.* (Internet)	1,292	60,789
Allscripts Healthcare Solutions, Inc.* (Software)	1,292	24,897
Altera Corp. (Semiconductors)	2,261	80,446
Amdocs, Ltd.* (Telecommunications)	1,292	35,491
Amkor Technology, Inc.* (Semiconductors)	646	4,774
Analog Devices, Inc. (Semiconductors)	2,261	85,172
ANSYS, Inc.* (Software)	646	33,637
AOL, Inc.* (Internet)	646	15,317
Apple Computer, Inc.* (Computers)	6,460	2,083,738
Applied Materials, Inc. (Semiconductors)	9,690	136,144
Applied Micro Circuits Corp.* (Semiconductors)	323	3,450
Ariba, Inc.* (Internet)	646	15,174
Arris Group, Inc.* (Telecommunications)	969	10,872
Aruba Networks, Inc.* (Telecommunications)	646	13,488
athenahealth, Inc.* (Software)	323	13,236
Atheros Communications* (Telecommunications)	646	23,204
Atmel Corp.* (Semiconductors)	3,230	39,794
ATMI, Inc.* (Semiconductors)	323	6,441
Autodesk, Inc.* (Software)	1,615	61,693
Blackboard, Inc.* (Software)	323	13,340
BMC Software, Inc.* (Software)	1,292	60,905
Brightpoint, Inc.* (Distribution/Wholesale)	646	5,640
Broadcom Corp.—Class A (Semiconductors)	3,230	140,666
Brocade Communications Systems, Inc.* (Computers)	3,230	17,087
CA, Inc. (Software)	2,907	71,047
Cabot Microelectronics Corp.* (Chemicals)	323	13,388
CACI International, Inc.—Class A* (Computers)	323	17,248
Cadence Design Systems, Inc.* (Computers)	1,938	16,008
Cavium Networks, Inc.* (Semiconductors)	323	12,171
Cerner Corp.* (Software)	646	61,202
Check Point Software Technologies, Ltd.* (Internet)	1,292	59,768
Ciena Corp.* (Telecommunications)	646	13,598
Cisco Systems, Inc.* (Telecommunications)	36,176	731,840
Citrix Systems, Inc.* (Software)	1,292	88,386
Cognizant Technology Solutions Corp.* (Computers)	2,261	165,709
Computer Sciences Corp. (Computers)	969	48,062
Compuware Corp.* (Software)	1,615	18,847
Comtech Telecommunications Corp. (Telecommunications)	323	8,957
Concur Technologies, Inc.* (Software)	323	16,773
Corning, Inc. (Telecommunications)	10,982	212,172
Cree Research, Inc.* (Semiconductors)	646	42,565
CSG Systems International, Inc.* (Software)	323	6,118
Cymer, Inc.* (Electronics)	323	14,558
Cypress Semiconductor Corp.* (Semiconductors)	1,292	24,005
Dell, Inc.* (Computers)	12,274	166,313
Diebold, Inc. (Computers)	323	10,352
Digital River, Inc.* (Internet)	323	11,118
DST Systems, Inc. (Computers)	323	14,325
EarthLink, Inc. (Internet)	646	5,556
Electronics for Imaging, Inc.* (Computers)	323	4,622
EMC Corp.* (Computers)	14,535	332,851
Emulex Corp.* (Semiconductors)	646	7,532
Equinix, Inc.* (Internet)	323	26,247
F5 Networks, Inc.* (Internet)	646	84,083
Fair Isaac Corp. (Software)	323	7,548
Fairchild Semiconductor International, Inc.* (Semiconductors)	969	15,126
Finisar Corp.* (Telecommunications)	646	19,180
FormFactor, Inc.* (Semiconductors)	323	2,868
Gartner Group, Inc.* (Commercial Services)	646	21,447
Google, Inc.—Class A* (Internet)	1,615	959,262
Harmonic, Inc.* (Telecommunications)	969	8,304
Harris Corp. (Telecommunications)	969	43,896
Hewlett-Packard Co. (Computers)	16,150	679,915
Hittite Microwave Corp.* (Semiconductors)	323	19,716
IAC/InterActiveCorp* (Internet)	646	18,540
Informatica Corp.* (Software)	646	28,443
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	969	18,498
Insight Enterprises, Inc.* (Retail)	323	4,251
Integrated Device Technology, Inc.* (Semiconductors)	969	6,454
Intel Corp. (Semiconductors)	39,406	828,708
InterDigital, Inc.* (Telecommunications)	323	13,450
Intermec, Inc.* (Machinery-Diversified)	323	4,089
International Business Machines Corp. (Computers)	8,721	1,279,894
International Rectifier Corp.* (Semiconductors)	646	19,180
Intersil Corp.—Class A (Semiconductors)	969	14,797
Intuit, Inc.* (Software)	1,938	95,543
j2 Global Communications, Inc.* (Internet)	323	9,351
JDA Software Group, Inc.* (Software)	323	9,044
JDS Uniphase Corp.* (Telecommunications)	1,615	23,385
Juniper Networks, Inc.* (Telecommunications)	3,876	143,102
KLA -Tencor Corp. (Semiconductors)	1,292	49,923
Lam Research Corp.* (Semiconductors)	969	50,175
Lexmark International, Inc.—Class A* (Computers)	646	22,494
Linear Technology Corp. (Semiconductors)	1,615	55,863
LSI Logic Corp.* (Semiconductors)	4,522	27,087
Marvell Technology Group, Ltd.* (Semiconductors)	3,876	71,900
Maxim Integrated Products, Inc. (Semiconductors)	2,261	53,405
McAfee, Inc.* (Internet)	969	44,874
MEMC Electronic Materials, Inc.* (Semiconductors)	1,615	18,185
Mentor Graphics Corp.* (Computers)	646	7,752

See accompanying notes to the financial statements.

298 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued
	Shares	Value

Microchip Technology, Inc. (Semiconductors)	1,292	$44,199
Micron Technology, Inc.* (Semiconductors)	7,106	56,990
Micros Systems, Inc.* (Computers)	646	28,334
Microsemi Corp.* (Semiconductors)	646	14,793
Microsoft Corp. (Software)	54,264	1,515,051
Motorola, Inc.* (Telecommunications)	15,181	137,692
National Semiconductor Corp. (Semiconductors)	1,615	22,222
NCR Corp.* (Computers)	1,292	19,858
NetApp, Inc.* (Computers)	2,584	142,017
Netlogic Microsystems, Inc.* (Semiconductors)	323	10,145
Novell, Inc.* (Software)	2,584	15,297
Novellus Systems, Inc.* (Semiconductors)	646	20,879
Nuance Communications, Inc.* (Software)	1,615	29,361
NVIDIA Corp.* (Semiconductors)	4,199	64,665
OmniVision Technologies, Inc.* (Semiconductors)	323	9,564
ON Semiconductor Corp.* (Semiconductors)	2,907	28,721
Oracle Corp. (Software)	27,132	849,232
Parametric Technology Corp.* (Software)	969	21,832
Pitney Bowes, Inc. (Office/Business Equipment)	1,615	39,051
Plantronics, Inc. (Telecommunications)	323	12,022
PMC-Sierra, Inc.* (Semiconductors)	1,615	13,873
Polycom, Inc.* (Telecommunications)	646	25,181
Progress Software Corp.* (Software)	323	13,669
QLogic Corp.* (Semiconductors)	646	10,995
Qualcomm, Inc. (Telecommunications)	11,305	559,484
Quality Systems, Inc. (Software)	323	22,552
Quest Software, Inc.* (Software)	323	8,960
Rackspace Hosting, Inc.* (Internet)	646	20,291
Rambus, Inc.* (Semiconductors)	646	13,230
Red Hat, Inc.* (Software)	1,292	58,980
RF Micro Devices, Inc.* (Telecommunications)	1,938	14,244
Riverbed Technology, Inc.* (Computers)	969	34,080
Rovi Corp.* (Semiconductors)	646	40,058
SAIC, Inc.* (Commercial Services)	2,584	40,982
Salesforce.com, Inc.* (Software)	969	127,908
SanDisk Corp.* (Computers)	1,615	80,524
SAVVIS, Inc.* (Telecommunications)	323	8,243
Seagate Technology LLC* (Computers)	3,230	48,547
Semtech Corp.* (Semiconductors)	323	7,313
Silicon Laboratories, Inc.* (Semiconductors)	323	14,864
Skyworks Solutions, Inc.* (Semiconductors)	1,292	36,990
Solera Holdings, Inc. (Software)	646	33,153
Sonus Networks, Inc.* (Telecommunications)	1,615	4,312
SRA International, Inc.—Class A* (Computers)	323	6,605
SuccessFactors, Inc.* (Commercial Services)	646	18,708
Symantec Corp.* (Internet)	5,491	91,919
Synaptics, Inc.* (Computers)	323	9,490
Syniverse Holdings, Inc.* (Telecommunications)	646	19,929
Synopsys, Inc.* (Computers)	969	26,076
Tech Data Corp.* (Distribution/Wholesale)	323	14,218
Tekelec* (Telecommunications)	646	7,694
Tellabs, Inc. (Telecommunications)	2,584	17,519
Teradata Corp.* (Computers)	1,292	53,179
Teradyne, Inc.* (Semiconductors)	1,292	18,140
Tessera Technologies, Inc.* (Semiconductors)	323	7,154
Texas Instruments, Inc. (Semiconductors)	8,398	272,935
Tibco Software, Inc.* (Internet)	1,292	25,465
TriQuint Semiconductor, Inc.* (Semiconductors)	969	11,328
Unisys Corp.* (Computers)	323	8,362
United Online, Inc. (Internet)	646	4,264
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	646	23,883
VeriFone Systems, Inc.* (Software)	646	24,910
VeriSign, Inc. (Internet)	1,292	42,210
ViaSat, Inc.* (Telecommunications)	323	14,344
VMware, Inc.—Class A* (Software)	646	57,436
Websense, Inc.* (Internet)	323	6,541
Western Digital Corp.* (Computers)	1,615	54,748
Xerox Corp. (Office/Business Equipment)	9,690	111,629
Xilinx, Inc. (Semiconductors)	1,938	56,163
Yahoo!, Inc.* (Internet)	9,044	150,402

TOTAL COMMON STOCKS
(Cost $6,962,661)		15,659,395

TOTAL INVESTMENT SECURITIES
(Cost $6,962,661)—99.2%		15,659,395
Net other assets (liabilities)—0.8%		123,780

NET ASSETS—100.0%		$15,783,175

*	Non-income producing security

ProFund VP Technology invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Chemicals	$13,388	0.1%
Commercial Services	81,137	0.5%
Computers	5,378,190	34.1%
Distribution/Wholesale	38,356	0.2%
Electronics	14,558	0.1%
Internet	1,651,171	10.5%
Machinery-Diversified	4,089	NM
Office/Business Equipment	150,680	1.0%
Retail	4,251	NM
Semiconductors	2,647,357	16.8%
Software	3,525,748	22.3%
Telecommunications	2,150,470	13.6%
Other**	123,780	0.8%

Total	$15,783,175	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 299

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$6,962,661

Securities, at value	15,659,395

Total Investment Securities, at value	15,659,395
Dividends receivable	860
Receivable for capital shares issued	203,928
Receivable for investments sold	65,334
Prepaid expenses	68

TOTAL ASSETS	15,929,585

LIABILITIES:
Cash overdraft	16,829
Payable for investments purchased	97,375
Advisory fees payable	8,832
Management services fees payable	1,177
Administration fees payable	501
Administrative services fees payable	3,946
Distribution fees payable	5,252
Trustee fees payable	1
Transfer agency fees payable	1,500
Fund accounting fees payable	1,003
Compliance services fees payable	47
Other accrued expenses	9,947

TOTAL LIABILITIES	146,410

NET ASSETS	$15,783,175

NET ASSETS CONSIST OF:
Capital	$15,663,375
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(8,576,934)
Net unrealized appreciation (depreciation) on investments	8,696,734

NET ASSETS	$15,783,175

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	938,212

Net Asset Value (offering and redemption price per share)	$16.82

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$147,886
Interest	36

TOTAL INVESTMENT INCOME	147,922

EXPENSES:
Advisory fees	118,739
Management services fees	15,832
Administration fees	6,726
Transfer agency fees	9,616
Administrative services fees	40,227
Distribution fees	39,580
Custody fees	10,967
Fund accounting fees	13,886
Trustee fees	241
Compliance services fees	102
Other fees	19,608

Total Gross Expenses before reductions	275,524
Less Expenses reduced by the Advisor	(9,599)

TOTAL NET EXPENSES	265,925

NET INVESTMENT INCOME (LOSS)	(118,003)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,371,052
Change in net unrealized appreciation/depreciation on investments	(943,084)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	427,968

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$309,965

See accompanying notes to the financial statements.

300 :: ProFund VP Technology :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(118,003)	$(110,186)
Net realized gains (losses) on investments	1,371,052	(160,168)
Change in net unrealized appreciation/depreciation on investments	(943,084)	7,715,503

Change in net assets resulting from operations	309,965	7,445,149

CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,199,221	55,293,256
Value of shares redeemed	(32,742,068)	(42,739,016)

Change in net assets resulting from capital transactions	(11,542,847)	12,554,240

Change in net assets	(11,232,882)	19,999,389
NET ASSETS:
Beginning of period	27,016,057	7,016,668

End of period	$15,783,175	$27,016,057

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	1,394,681	4,602,255
Redeemed	(2,234,832)	(3,569,636)

Change in shares	(840,151)	1,032,619

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Technology :: 301

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$15.19	$9.41	$16.91	$14.77	$14.91

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.08)	(0.11)	(0.16)	(0.16)
Net realized and unrealized gains (losses) on investments	1.74	5.86	(7.39)	2.30	1.27

Total income (loss) from investment activities	1.63	5.78	(7.50)	2.14	1.11

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	—	(1.25)

Total distributions	—	—	—	—	(1.25)

Net Asset Value, End of Period	$16.82	$15.19	$9.41	$16.91	$14.77

Total Return	10.73%	61.42%	(44.35)%	14.41%	8.07%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.79%	1.75%	1.72%	1.78%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)	(0.75)%	(0.64)%	(0.82)%	(1.01)%	(1.07)%

Supplemental Data:
Net assets, end of period (000’s)	$15,783	$27,016	$7,017	$35,445	$18,517
Portfolio turnover rate(b)	103%	225%	238%	332%	254%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

302 :: ProFund VP Telecommunications :: Management Discussion of Fund Performance

The ProFund VP Telecommunications seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010 the Fund had a total return of 15.68%, compared to a return of 17.74%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed line communications and wireless communications companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Qwest Communications International Inc (+80.76%), Virgin Media Inc (+61.85%), and NII Holdings Inc (+33.00%), while the bottom three performers in this group were AT&T Inc (+4.82%), Sprint Nextel Corp (+15.57%), and Verizon Communications Inc (+15.58%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Telecommunications	15.68%	3.45%	-5.24%
Dow Jones U.S. Telecommunications Index	17.74%	5.49%	-2.37%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**
Fund	Gross	Net

ProFund VP Telecommunications	1.87%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	79%
Swap Agreements	21%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Verizon Communications, Inc.	24.2%
AT&T, Inc.	23.8%
American Tower Corp.	4.7%
CenturyTel, Inc.	3.4%
Sprint Nextel Corp.	3.1%
Dow Jones U.S. Telecommunications Index – Composition
% of Index

Fixed Line Telecommunications	84%
Mobile Telecommunications	16%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Telecommunications :: 303

Schedule of Portfolio Investments

Common Stocks (78.7%)
	Shares	Value

AboveNet, Inc. (Internet)	1,146	$66,995
American Tower Corp.* (Telecommunications)	16,044	828,512
AT&T, Inc. (Telecommunications)	144,396	4,242,354
CenturyTel, Inc. (Telecommunications)	13,179	608,474
Cincinnati Bell, Inc.* (Telecommunications)	9,168	25,670
Crown Castle International Corp.* (Telecommunications)	10,887	477,177
Frontier Communications Corp. (Telecommunications)	44,694	434,873
Leap Wireless International, Inc.* (Telecommunications)	2,865	35,125
Leucadia National Corp. (Holding Companies-Diversified)	8,595	250,802
Level 3 Communications, Inc.* (Telecommunications)	73,917	72,439
MetroPCS Communications, Inc.* (Telecommunications)	10,887	137,503
NII Holdings, Inc.—Class B* (Telecommunications)	7,449	332,672
Qwest Communications International, Inc. (Telecommunications)	63,030	479,658
SBA Communications Corp.—Class A* (Telecommunications)	5,157	211,128
Sprint Nextel Corp.* (Telecommunications)	131,217	555,048
Telephone & Data Systems, Inc. (Telecommunications)	2,292	83,773
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	1,719	54,183
tw telecom, Inc.* (Telecommunications)	6,876	117,236
US Cellular Corp.* (Telecommunications)	573	28,616
Verizon Communications, Inc. (Telecommunications)	120,330	4,305,407
Virgin Media, Inc. (Telecommunications)	13,179	358,996
Windstream Corp. (Telecommunications)	21,774	303,530

TOTAL COMMON STOCKS
(Cost $10,347,926)		14,010,171

Repurchase Agreements (0.2%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $1,000 (Collateralized by $1,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,119)	$1,000	$1,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Notes, 4.50%, 2/28/11, total value of $2,059)	2,000	2,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $19,000 (Collateralized by $20,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $19,967)	19,000	19,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $2,089)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,000)		24,000

TOTAL INVESTMENT SECURITIES
(Cost $10,371,926)—78.9%		14,034,171
Net other assets (liabilities)—21.1%		3,762,071

NET ASSETS—100.0%		$17,796,242

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$3,798,860	$(1,140)

ProFund VP Telecommunications invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Holding Companies-Diversified	$250,802	1.4%
Internet	66,995	0.4%
Telecommunications	13,692,374	76.9%
Other**	3,786,071	21.3%

Total	$17,796,242	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

304 :: ProFund VP Telecommunications :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$10,371,926

Securities, at value	14,010,171
Repurchase agreements, at value	24,000

Total Investment Securities, at value	14,034,171
Cash	354
Dividends and interest receivable	5,520
Receivable for investments sold	3,828,560
Prepaid expenses	33

TOTAL ASSETS	17,868,638

LIABILITIES:
Payable for capital shares redeemed	34,265
Unrealized loss on swap agreements	1,140
Advisory fees payable	10,339
Management services fees payable	1,378
Administration fees payable	593
Administrative services fees payable	6,796
Distribution fees payable	5,458
Trustee fees payable	1
Transfer agency fees payable	1,851
Fund accounting fees payable	1,188
Compliance services fees payable	57
Other accrued expenses	9,330

TOTAL LIABILITIES	72,396

NET ASSETS	$17,796,242

NET ASSETS CONSIST OF:
Capital	$23,804,848
Accumulated net investment income (loss)	458,265
Accumulated net realized gains (losses) on investments	(10,127,976)
Net unrealized appreciation (depreciation) on investments	3,661,105

NET ASSETS	$17,796,242

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,354,518

Net Asset Value (offering and redemption price per share)	$7.56

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$677,204
Interest	127

TOTAL INVESTMENT INCOME	677,331

EXPENSES:
Advisory fees	97,797
Management services fees	13,040
Administration fees	5,392
Transfer agency fees	7,817
Administrative services fees	43,467
Distribution fees	32,599
Custody fees	4,225
Fund accounting fees	10,555
Trustee fees	169
Compliance services fees	127
Other fees	17,547

Total Gross Expenses before reductions	232,735
Less Expenses reduced by the Advisor	(13,669)

TOTAL NET EXPENSES	219,066

NET INVESTMENT INCOME (LOSS)	458,265

REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS:
Net realized gains (losses) on investment securities	(420,015)
Net realized gains (losses) on swap agreements	128,812
Change in net unrealized appreciation/depreciation on investments	2,274,898

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,983,695

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,441,960

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Telecommunications :: 305

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$458,265	$452,783
Net realized gains (losses) on investments	(291,203)	(274,598)
Change in net unrealized appreciation/depreciation on investments	2,274,898	(3,540)

Change in net assets resulting from operations	2,441,960	174,645

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(452,783)	(423,510)

Change in net assets resulting from distributions	(452,783)	(423,510)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	36,879,551	37,711,538
Dividends reinvested	452,783	423,510
Value of shares redeemed	(33,255,107)	(40,527,410)

Change in net assets resulting from capital transactions	4,077,226	(2,392,362)

Change in net assets	6,066,403	(2,641,227)
NET ASSETS:
Beginning of period	11,729,839	14,371,066

End of period	$17,796,242	$11,729,839

Accumulated net investment income (loss)	$458,265	$452,783

SHARE TRANSACTIONS:
Issued	5,497,540	5,891,671
Reinvested	67,884	67,653
Redeemed	(4,954,800)	(6,340,355)

Change in shares	610,624	(381,031)

See accompanying notes to the financial statements.

306 :: ProFund VP Telecommunications :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$6.73	$6.76	$19.31	$18.00	$13.48

Investment Activities:
Net investment income (loss)(a)	0.24	0.36	0.35	0.29	0.23
Net realized and unrealized gains (losses) on investments	0.79	0.10 (b)	(5.89)	1.24	4.37

Total income (loss) from investment activities	1.03	0.46	(5.54)	1.53	4.60

Distributions to Shareholders From:
Net investment income	(0.20)	(0.49)	(1.07)	(0.16)	(0.08)
Net realized gains on investments	—	—	(5.94)	(0.06)	—

Total distributions	(0.20)	(0.49)	(7.01)	(0.22)	(0.08)

Net Asset Value, End of Period	$7.56	$6.73	$6.76	$19.31	$18.00

Total Return	15.68%	7.32%	(34.42)%	8.39%	34.28%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.87%	1.79%	1.72%	1.75%
Net expenses	1.68%	1.66%	1.63%	1.63%	1.68%
Net investment income (loss)	3.51%	5.61%	2.70%	1.45%	1.40%

Supplemental Data:
Net assets, end of period (000’s)	$17,796	$11,730	$14,371	$35,618	$44,158
Portfolio turnover rate(c)	337%	689%	613%	411%	525%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Utilities :: 307

The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 5.95%, compared to a total return of 7.80%1 of the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Spectra Energy Corp (+21.84%), Southern Co (+14.74%), and Dominion Resources Inc (+9.76%), while the bottom three performers in this group were Exelon Corp (-14.79%), Public Services Enterprise Group (-4.33%), and American Electric Power Co Inc (+3.42%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Utilities	5.95%	2.34%	1.57%
Dow Jones U.S. Utilities Index	7.80%	3.87%	3.71%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**
Fund	Gross	Net

ProFund VP Utilities	1.83%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Southern Co.	6.6%
Exelon Corp.	5.8%
Dominion Resources, Inc.	5.3%
Duke Energy Corp.	4.9%
NextEra Energy, Inc.	4.5%

Dow Jones U.S. Utilities Index – Composition
% of Index

Electricity	72%
Gas, Water & MultiUtilities	28%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

308 :: ProFund VP Utilities :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (100.1%)
	Shares	Value

AGL Resources, Inc. (Gas)	5,445	$195,203
Allegheny Energy, Inc. (Electric)	11,979	290,371
ALLETE, Inc. (Electric)	2,178	81,152
Alliant Energy Corp. (Electric)	7,986	293,645
Ameren Corp. (Electric)	16,698	470,717
American Electric Power, Inc. (Electric)	33,759	1,214,649
American Water Works Co., Inc. (Water)	12,342	312,129
Aqua America, Inc. (Water)	9,801	220,326
Atmos Energy Corp. (Gas)	6,534	203,861
Avista Corp. (Electric)	3,993	89,922
Black Hills Corp. (Electric)	2,904	87,120
California Water Service Group (Water)	1,452	54,116
Calpine Corp.* (Electric)	24,684	329,285
CenterPoint Energy, Inc. (Electric)	27,951	439,390
Cleco Corp. (Electric)	4,356	133,991
CMS Energy Corp. (Electric)	16,335	303,831
Consolidated Edison, Inc. (Electric)	20,691	1,025,653
Constellation Energy Group, Inc. (Electric)	12,705	389,154
Covanta Holding Corp. (Energy-Alternate Sources)	9,438	162,239
Dominion Resources, Inc. (Electric)	41,745	1,783,346
DPL, Inc. (Electric)	8,349	214,653
DTE Energy Co. (Electric)	11,979	542,888
Duke Energy Corp. (Electric)	93,654	1,667,978
Dynegy, Inc.* (Electric)	7,260	40,801
Edison International (Electric)	21,417	826,696
El Paso Electric Co.* (Electric)	3,267	89,941
Entergy Corp. (Electric)	13,431	951,318
Exelon Corp. (Electric)	46,827	1,949,876
FirstEnergy Corp. (Electric)	21,780	806,296
GenOn Energy, Inc.* (Energy-Alternate Sources)	54,087	206,071
Great Plains Energy, Inc. (Electric)	9,438	183,003
Hawaiian Electric Industries, Inc. (Electric)	6,534	148,910
IDACORP, Inc. (Electric)	3,267	120,814
Integrys Energy Group, Inc. (Electric)	5,445	264,137
ITC Holdings Corp. (Electric)	3,630	224,987
Laclede Group, Inc. (Gas)	1,452	53,056
National Fuel Gas Co. (Pipelines)	5,082	333,481
New Jersey Resources Corp. (Gas)	2,904	125,191
NextEra Energy, Inc. (Electric)	29,403	1,528,662
Nicor, Inc. (Gas)	3,267	163,089
NiSource, Inc. (Electric)	19,602	345,387
Northeast Utilities System (Electric)	12,342	393,463
Northwest Natural Gas Co. (Gas)	1,815	84,343
NorthWestern Corp. (Electric)	2,541	73,257
NRG Energy, Inc.* (Electric)	18,150	354,651
NSTAR (Electric)	7,260	306,299
NV Energy, Inc. (Electric)	16,698	234,607
ONEOK, Inc. (Gas)	6,897	382,577
Pepco Holdings, Inc. (Electric)	15,972	291,489
PG&E Corp. (Electric)	27,951	1,337,176
Piedmont Natural Gas Co., Inc. (Gas)	4,719	131,943
Pinnacle West Capital Corp. (Electric)	7,623	315,973
PNM Resources, Inc. (Electric)	5,445	70,894
Portland General Electric Co. (Electric)	5,445	118,156
PPL Corp. (Electric)	34,122	898,091
Progress Energy, Inc. (Electric)	20,691	899,645
Public Service Enterprise Group, Inc. (Electric)	36,300	1,154,703
Questar Corp. (Pipelines)	12,342	214,874
SCANA Corp. (Electric)	7,986	324,232
Sempra Energy (Gas)	15,972	838,211
South Jersey Industries, Inc. (Gas)	2,178	115,042
Southern Co. (Electric)	58,443	2,234,276
Southwest Gas Corp. (Gas)	3,267	119,801
Spectra Energy Corp. (Pipelines)	46,101	1,152,064
TECO Energy, Inc. (Electric)	14,520	258,456
The AES Corp.* (Electric)	56,628	689,729
UGI Corp. (Gas)	7,623	240,734
Unisource Energy Corp. (Electric)	2,541	91,069
Vectren Corp. (Gas)	5,808	147,407
Westar Energy, Inc. (Electric)	7,986	200,928
WGL Holdings, Inc. (Gas)	3,630	129,845
Wisconsin Energy Corp. (Electric)	8,349	491,422
Xcel Energy, Inc. (Electric)	32,307	760,830

TOTAL COMMON STOCKS
(Cost $22,098,239)		33,923,522

TOTAL INVESTMENT SECURITIES
(Cost $22,098,239)—100.1%		33,923,522
Net other assets (liabilities)—(0.1)%		(29,890)

NET ASSETS—100.0%		$33,893,632

*	Non-income producing security

ProFund VP Utilities invested in the following industries as of December 31, 2010:

	Value	% of Net Assets

Electric	$28,337,919	83.6%
Energy-Alternate Sources	368,310	1.1%
Gas	2,930,303	8.7%
Pipelines	1,700,419	5.0%
Water	586,571	1.7%
Other**	(29,890)	(0.1)%

Total	$33,893,632	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Utilities :: 309

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$22,098,239

Securities, at value	33,923,522

Total Investment Securities, at value	33,923,522
Dividends receivable	72,009
Receivable for investments sold	280,259
Prepaid expenses	144

TOTAL ASSETS	34,275,934

LIABILITIES:
Cash overdraft	18,330
Payable for capital shares redeemed	285,500
Advisory fees payable	20,240
Management services fees payable	2,699
Administration fees payable	1,091
Administrative services fees payable	13,365
Distribution fees payable	11,181
Trustee fees payable	1
Transfer agency fees payable	3,351
Fund accounting fees payable	2,184
Compliance services fees payable	109
Other accrued expenses	24,251

TOTAL LIABILITIES	382,302

NET ASSETS	$33,893,632

NET ASSETS CONSIST OF:
Capital	$30,972,184
Accumulated net investment income (loss)	916,027
Accumulated net realized gains (losses) on investments	(9,819,862)
Net unrealized appreciation (depreciation) on investments	11,825,283

NET ASSETS	$33,893,632

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,195,090

Net Asset Value (offering and redemption price per share)	$28.36

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,497,456
Interest	53

TOTAL INVESTMENT INCOME	1,497,509

EXPENSES:
Advisory fees	259,590
Management services fees	34,612
Administration fees	14,615
Transfer agency fees	20,974
Administrative services fees	112,389
Distribution fees	86,530
Custody fees	8,182
Fund accounting fees	28,383
Trustee fees	458
Compliance services fees	297
Other fees	44,928

Total Gross Expenses before reductions	610,958
Less Expenses reduced by the Advisor	(29,476)

TOTAL NET EXPENSES	581,482

NET INVESTMENT INCOME (LOSS)	916,027

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(204,006)
Change in net unrealized appreciation/depreciation on investments	1,088,243

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	884,237

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,800,264

See accompanying notes to the financial statements.

310 :: ProFund VP Utilities :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$916,027	$827,777
Net realized gains (losses) on investments	(204,006)	(1,777,591)
Change in net unrealized appreciation/depreciation on investments	1,088,243	2,256,825

Change in net assets resulting from operations	1,800,264	1,307,011

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(856,502)	(1,254,992)

Change in net assets resulting from distributions	(856,502)	(1,254,992)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,319,975	52,956,407
Dividends reinvested	856,502	1,254,992
Value of shares redeemed	(40,495,937)	(51,533,751)

Change in net assets resulting from capital transactions	(5,319,460)	2,677,648

Change in net assets	(4,375,698)	2,729,667
NET ASSETS:
Beginning of period	38,269,330	35,539,663

End of period	$33,893,632	$38,269,330

Accumulated net investment income (loss)	$916,027	$856,502

SHARE TRANSACTIONS:
Issued	1,273,106	2,058,306
Reinvested	32,841	48,269
Redeemed	(1,504,824)	(2,091,356)

Change in shares	(198,877)	15,219

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Utilities :: 311

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$27.45	$25.78	$39.33	$34.84	$29.64

Investment Activities:
Net investment income (loss)(a)	0.71	0.71	0.53	0.46	0.54
Net realized and unrealized gains (losses) on investments	0.86	2.00	(12.26)	4.97	5.11

Total income (loss) from investment activities	1.57	2.71	(11.73)	5.43	5.65

Distributions to Shareholders From:
Net investment income	(0.66)	(1.04)	(0.91)	(0.52)	(0.45)
Net realized gains on investments	—	—	(0.91)	(0.42)	—

Total distributions	(0.66)	(1.04)	(1.82)	(0.94)	(0.45)

Net Asset Value, End of Period	$28.36	$27.45	$25.78	$39.33	$34.84

Total Return	5.95%	10.73%	(30.70)%	15.80%	19.22%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.83%	1.75%	1.72%	1.75%
Net expenses	1.68%	1.66%	1.63%	1.63%	1.68%
Net investment income (loss)	2.65%	2.84%	1.54%	1.22%	1.68%

Supplemental Data:
Net assets, end of period (000’s)	$33,894	$38,269	$35,540	$195,220	$104,601
Portfolio turnover rate(b)	61%	139%	82%	168%	153%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

312 :: ProFund VP U.S. Government Plus :: Management Discussion of Fund Performance

The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended December 31, 2010, the Fund had a total return of 10.10%, compared to a total return of 9.15%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2010 the most recent Long Bond issued carried a maturity date of November 15, 2040 and a 4.25% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 9.15% for the twelve months ended December 31, 2010 as measured by the Ryan Labs Treasury 30 Year Index. The yield on the Long Bond decreased from 4.63% on 12/31/09 to 4.34% on 12/31/10. The Long Bond’s total return of 9.15% for the period consisted of 4.25% derived from the yield of the bond and 4.90% derived from the price change of the bond. Since this Fund employs leverage, the daily performance of the Long Bond had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP U.S. Government Plus	10.10%	3.15%	5.33%
30-year U.S. Treasury Bond	9.15%	4.34%	6.41%
Barclays Capital U.S. Treasury: Long-Term Index	9.37%	5.68%	6.78%

Expense Ratios**
Fund	Gross	Net

ProFund VP U.S. Government Plus	1.53%	1.38%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	99%
U.S. Treasury Bonds	32%

Total Exposure	131%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
[3]
The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP U.S. Government Plus :: 313

Schedule of Portfolio Investments

U.S. Treasury Obligations (44.9%)
	Principal Amount	Value

U.S. Treasury Bonds, 4.250%, 11/15/40	$13,400,000	$13,186,438
U.S. Treasury Notes, 0.625%, 12/31/12	5,126,000	5,128,803

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,361,278)		18,315,241

Repurchase Agreements (63.7%)
Bank of America, 0.05%, 1/3/11+, dated
12/31/10, with a repurchase price of
$5,195,022 (Collateralized by
$5,207,900 U.S. Treasury Notes,
1.38%, 9/15/12, total value of
$5,299,036)	5,195,000	5,195,000
Deutsche Bank, 0.16%, 1/3/11+, dated
12/31/10, with a repurchase price of
$5,195,069 (Collateralized by
$5,308,000 Federal National Mortgage
Association, 0.21%‡, 8/8/11, total
value of $5,301,301)	5,195,000	5,195,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10,
with a repurchase price of $5,188,069
(Collateralized by $5,280,800 of
various U.S. Treasury Obligations,
0.19%‡–2.13%, 11/17/11-12/31/15,
total value of $5,292,898)	5,188,000	5,188,000
UBS, 0.15%, 1/3/11+, dated 12/31/10,
with a repurchase price of $5,195,065
(Collateralized by $5,290,000 Federal
Home Loan Bank, 0.50%, 6/30/11,
total value of $5,309,838)	5,195,000	5,195,000
UMB, 0.07%, 1/3/11+, dated 12/31/10,
with a repurchase price of $5,195,030
(Collateralized by $5,258,221 of
various U.S. Treasury Notes,
0.88%–1.88%, 4/30/11-6/15/12,
total value of $5,299,011)	5,195,000	5,195,000

TOTAL REPURCHASE AGREEMENTS
(Cost $25,968,000)		25,968,000

TOTAL INVESTMENT SECURITIES
(Cost $44,329,278)—108.6%		44,283,241
Net other assets (liabilities)—(8.6)%		(3,494,619)

NET ASSETS—100.0%		$40,788,622

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $5,982,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	$(492,031)	$(349,956)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	41,035,406	(907,314)

		$(1,257,270)

See accompanying notes to the financial statements.

314 :: ProFund VP U.S. Government Plus :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$44,329,278

Securities, at value	18,315,241
Repurchase agreements, at value	25,968,000

Total Investment Securities, at value	44,283,241
Cash	52
Interest receivable	74,114
Receivable for capital shares issued	2,148
Prepaid expenses	273

TOTAL ASSETS	44,359,828

LIABILITIES:
Payable for capital shares redeemed	2,221,689
Unrealized loss on swap agreements	1,257,270
Advisory fees payable	14,560
Management services fees payable	2,912
Administration fees payable	1,527
Administrative services fees payable	18,031
Distribution fees payable	17,839
Trustee fees payable	2
Transfer agency fees payable	4,891
Fund accounting fees payable	3,058
Compliance services fees payable	169
Other accrued expenses	29,258

TOTAL LIABILITIES	3,571,206

NET ASSETS	$40,788,622

NET ASSETS CONSIST OF:
Capital	$61,188,396
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(19,096,467)
Net unrealized appreciation (depreciation) on investments	(1,303,307)

NET ASSETS	$40,788,622

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,079,835

Net Asset Value (offering and redemption price per share)	$19.61

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$1,151,724

EXPENSES:
Advisory fees	319,052
Management services fees	63,810
Administration fees	26,131
Transfer agency fees	37,968
Administrative services fees	197,233
Distribution fees	159,526
Custody fees	8,201
Fund accounting fees	50,520
Trustee fees	712
Compliance services fees	647
Other fees	76,749

Total Gross Expenses before reductions	940,549
Less Expenses reduced by the Advisor	(59,965)

TOTAL NET EXPENSES	880,584

NET INVESTMENT INCOME (LOSS)	271,140

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,671,969
Net realized gains (losses) on futures contracts	229,654
Net realized gains (losses) on swap agreements	1,123,362
Change in net unrealized appreciation/depreciation on investments	(912,632)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,112,353

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,383,493

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 315

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$271,140	$(103,257)
Net realized gains (losses) on investments	3,024,985	(21,449,915)
Change in net unrealized appreciation/depreciation on investments	(912,632)	(11,724,436)

Change in net assets resulting from operations	2,383,493	(33,277,608)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(278,335)	—
Return of capital	—	(30,119)
Net realized gains on investments	—	(24,247,436)

Change in net assets resulting from distributions	(278,335)	(24,277,555)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	286,596,115	232,544,751
Dividends reinvested	278,335	24,277,555
Value of shares redeemed	(290,573,191)	(282,368,668)

Change in net assets resulting from capital transactions	(3,698,741)	(25,546,362)

Change in net assets	(1,593,583)	(83,101,525)
NET ASSETS:
Beginning of period	42,382,205	125,483,730

End of period	$40,788,622	$42,382,205

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	14,461,533	9,053,640
Reinvested	13,042	1,257,781
Redeemed	(14,764,828)	(10,596,545)

Change in shares	(290,253)	(285,124)

See accompanying notes to the financial statements.

316 :: ProFund VP U.S. Government Plus :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$17.88	$47.26	$32.10	$30.20	$32.75

Investment Activities:
Net investment income (loss)(a)	0.08	(0.05)	0.58	1.06	1.04
Net realized and unrealized gains (losses) on investments	1.73	(14.27)	15.15	1.91	(2.55)

Total income (loss) from investment activities	1.81	(14.32)	15.73	2.97	(1.51)

Distributions to Shareholders From:
Net investment income	(0.08)	—	(0.57)	(1.07)	(1.04)
Return of capital	—	(0.01)	—	—	—
Net realized gains on investments	—	(15.05)	—	—	—

Total distributions	(0.08)	(15.06)	(0.57)	(1.07)	(1.04)

Net Asset Value, End of Period	$19.61	$17.88	$47.26	$32.10	$30.20

Total Return	10.10%	(32.62%)	49.73%	10.12%	(4.52%)

Ratios to Average Net Assets:
Gross expenses	1.47%	1.53%	1.45%	1.43%	1.42%
Net expenses	1.38%	1.36%	1.33%	1.33%	1.38%
Net investment income (loss)	0.42%	(0.16%)	1.71%	3.55%	3.45%

Supplemental Data:
Net assets, end of period (000’s)	$40,789	$42,382	$125,484	$94,705	$33,259
Portfolio turnover rate(b)	658%	808%	464%	474%	1,308%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Rising Rates Opportunity :: 317

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended December 31, 2010 the Fund had a total return of -16.03%, compared to a total return of 9.15%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2010 the most recent Long Bond issued carried a maturity date of November 15, 2040 and a 4.25% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 9.15% for the twelve months ended December 31, 2010 as measured by the Ryan Labs Treasury 30 Year Index. The yield on the Long Bond decreased from 4.63% on 12/31/09 to 4.34% on 12/31/10. The Long Bond’s total return of 9.15% for the period consisted of 4.25% derived from the yield of the bond and 4.90% derived from the price change of the bond. Since this Fund is designed to have inverse (opposite) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Rising Rates Opportunity	-16.03%	-6.39%	-8.60%
30-year U.S. Treasury Bond	9.15%	4.34%	6.41%
Barclays Capital U.S. Treasury: Long-Term Index	9.37%	5.68%	6.78%

Expense Ratios**
Fund	Gross	Net

ProFund VP Rising Rates Opportunity	1.73%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(5)%
Swap Agreements	(121)%

Total Exposure	(126)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
[3]
The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

318 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Schedule of Portfolio Investments

U.S. Treasury Obligations (29.4%)

	Principal Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$17,512,000	$17,521,577

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,527,713)		17,521,577

Repurchase Agreements (68.7%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,034 (Collateralized by $8,193,200 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $8,336,577)	8,173,000	8,173,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,109 (Collateralized by $8,348,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $8,337,465)	8,173,000	8,173,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,169,109 (Collateralized by $8,310,100 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $8,333,783)	8,169,000	8,169,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,102 (Collateralized by $8,310,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $8,341,162)	8,173,000	8,173,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,048 (Collateralized by $8,187,108 of various U.S. Treasury Notes, 0.88%–1.88%, 4/30/11-8/15/12, total value of $8,336,563)	8,173,000	8,173,000

TOTAL REPURCHASE AGREEMENTS
(Cost $40,861,000)		40,861,000

TOTAL INVESTMENT SECURITIES
(Cost $58,388,712)—98.1%		58,382,577
Net other assets (liabilities)—1.9%		1,105,922

NET ASSETS—100.0%		$59,488,499

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $5,002,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/23/11 (Underlying notional amount at value $2,928,750)	24	$126,154

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	$(28,439,406)	$121,740
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	(43,692,375)	641,109

		$762,849

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 319

Statement of Assets and Liabilities December 31, 2010
ASSETS:
Total Investment Securities, at cost	$58,388,712

Securities, at value	17,521,577
Repurchase agreements, at value	40,861,000

Total Investment Securities, at value	58,382,577
Cash	518
Segregated cash balances with brokers	91,350
Interest receivable	436
Unrealized gain on swap agreements	762,849
Receivable for capital shares issued	413,371
Prepaid expenses	284

TOTAL ASSETS	59,651,385

LIABILITIES:
Payable for capital shares redeemed	5,114
Variation margin on futures contracts	27,000
Advisory fees payable	35,195
Management services fees payable	4,693
Administration fees payable	1,845
Administrative services fees payable	21,289
Distribution fees payable	20,682
Trustee fees payable	2
Transfer agency fees payable	5,226
Fund accounting fees payable	3,693
Compliance services fees payable	170
Other accrued expenses	37,977

TOTAL LIABILITIES	162,886

NET ASSETS	$59,488,499

NET ASSETS CONSIST OF:
Capital	$133,756,306
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(75,150,675)
Net unrealized appreciation (depreciation) on investments	882,868

NET ASSETS	$59,488,499

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,957,431

Net Asset Value (offering and redemption price per share)	$12.00

Statement of Operations For the year ended December 31, 2010
INVESTMENT INCOME:
Interest	$62,597

EXPENSES:
Advisory fees	415,821
Management services fees	55,442
Administration fees	23,757
Transfer agency fees	33,753
Administrative services fees	163,413
Distribution fees	138,607
Custody fees	7,677
Fund accounting fees	44,830
Trustee fees	742
Compliance services fees	480
Other fees	65,348

Total Gross Expenses before reductions	949,870
Less Expenses reduced by the Advisor	(18,431)

TOTAL NET EXPENSES	931,439

NET INVESTMENT INCOME (LOSS)	(868,842)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(20,097)
Net realized gains (losses) on futures contracts	(740,935)
Net realized gains (losses) on swap agreements	(10,461,409)
Change in net unrealized appreciation/depreciation on investments	1,309,067

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(9,913,374)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,782,216)

See accompanying notes to the financial statements.

320 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statements of Changes in Net Assets
	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(868,842)	$(842,720)
Net realized gains (losses) on investments	(11,222,441)	14,123,895
Change in net unrealized appreciation/depreciation on investments	1,309,067	(1,019,323)

Change in net assets resulting from operations	(10,782,216)	12,261,852

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(291,473)

Change in net assets resulting from distributions	—	(291,473)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	165,438,594	197,711,133
Dividends reinvested	—	291,473
Value of shares redeemed	(150,977,627)	(190,752,996)

Change in net assets resulting from capital transactions	14,460,967	7,249,610

Change in net assets	3,678,751	19,219,989
NET ASSETS:
Beginning of period	55,809,748	36,589,759

End of period	$59,488,499	$55,809,748

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	13,063,428	14,725,896
Reinvested	—	21,591
Redeemed	(12,011,805)	(14,208,014)

Change in shares	1,051,623	539,473

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Rising Rates Opportunity :: 321

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$14.29	$10.87	$18.53	$20.70	$19.13

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.21)	0.08	0.72	0.70
Net realized and unrealized gains (losses) on investments	(2.09)	3.70	(6.82)	(1.72)	1.26

Total income (loss) from investment activities	(2.29)	3.49	(6.74)	(1.00)	1.96

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.92)	(1.17)	(0.39)

Net Asset Value, End of Period	$12.00	$14.29	$10.87	$18.53	$20.70

Total Return	(16.03)%	32.18%	(37.97)%	(5.20)%	10.15%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.73%	1.68%	1.63%	1.64%
Net expenses	1.68%	1.66%	1.63%	1.58%	1.61%
Net investment income (loss)	(1.57)%	(1.57)%	0.44%	3.47%	3.31%

Supplemental Data:
Net assets, end of period (000’s)	$59,488	$55,810	$36,590	$75,041	$130,894
Portfolio turnover rate(b)	436% (c)	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

322 :: ProFund VP Falling U.S. Dollar :: Management Discussion of Fund Performance

The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index. For the year ending December 31, 2010, the Fund had a total return of -2.59%, compared to a return of 1.40%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics to the inverse of the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar (USD) versus a basket of six major currencies, including the Euro, Japanese Yen, British Pound Sterling, Canadian Dollar, Swedish Krona, and Swiss Franc. The Index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Pound Sterling, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

For the period, the USD strengthened against the Euro and British Pound, weakening versus the other four currencies: the USD strengthened 7.07% against the Euro and 3.57% against the British Pound, while weakening -12.79% against the Japanese Yen, -5.24% against the Canadian Dollar, -9.66% against the Swiss Franc and -6.28% against the Swedish Krona.

Since this Fund is designed to have inverse (opposite) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Falling U.S. Dollar from August 31, 2007 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Since Inception

ProFund VP Falling U.S. Dollar	-2.59%	0.41%
U.S. Dollar Index	1.40%	-0.67%
S&P 500 Index[3]	15.08%	-2.48%

Expense Ratios**
Fund	Gross	Net

ProFund VP Falling U.S. Dollar	2.03%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Forward Currency Contracts	(101)%

Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Composition
% of Index

Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]
The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 323

Schedule of Portfolio Investments

Repurchase Agreements (98.3%)
	Principal Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $259,001 (Collateralized by $259,700 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $264,245)	$259,000	$259,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $259,003 (Collateralized by $265,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $264,666)	259,000	259,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $257,003 (Collateralized by $263,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $262,559)	257,000	257,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $259,003 (Collateralized by $265,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $265,994)	259,000	259,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $259,002 (Collateralized by $259,808 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-1/15/12, total value of $264,236)	259,000	259,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,293,000)		1,293,000

TOTAL INVESTMENT SECURITIES
(Cost $1,293,000)—98.3%		1,293,000
Net other assets (liabilities)—1.7%		21,709

NET ASSETS—100.0%		$1,314,709

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $140,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

See accompanying notes to the financial statements.

324 :: ProFund VP Falling U.S. Dollar :: Financial Statements

At December 31, 2010, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)

Long:
British Pound Sterling vs. U.S. Dollar	1/7/11	51,685	$80,588	$80,582	$(6)
Canadian Dollar vs. U.S. Dollar	1/7/11	51,786	50,837	51,929	1,092
Euro vs. U.S. Dollar	1/7/11	294,535	386,165	393,702	7,537
Japanese Yen vs. U.S. Dollar	1/7/11	7,611,400	90,371	93,743	3,372
Swedish Krona vs. U.S. Dollar	1/7/11	157,958	22,579	23,518	939
Swiss Franc vs. U.S. Dollar	1/7/11	24,846	24,791	26,605	1,814

Total Long Contracts			$655,331	$670,079	$14,748

Short:
British Pound Sterling vs. U.S. Dollar	1/7/11	3,779	$5,905	$5,892	$13
Canadian Dollar vs. U.S. Dollar	1/7/11	6,922	6,841	6,941	(100)
Euro vs. U.S. Dollar	1/7/11	29,515	38,894	39,452	(558)
Japanese Yen vs. U.S. Dollar	1/7/11	453,373	5,394	5,584	(190)
Swedish Krona vs. U.S. Dollar	1/7/11	23,685	3,440	3,526	(86)
Swiss Franc vs. U.S. Dollar	1/7/11	3,090	3,169	3,309	(140)

Total Short Contracts			$63,643	$64,704	$(1,061)

At December 31, 2010, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)

Long:
British Pound Sterling vs. U.S. Dollar	1/7/11	51,414	$80,135	$80,159	$24
Canadian Dollar vs. U.S. Dollar	1/7/11	74,607	73,221	74,812	1,591
Euro vs. U.S. Dollar	1/7/11	302,926	397,173	404,919	7,746
Japanese Yen vs. U.S. Dollar	1/7/11	7,743,783	91,861	95,374	3,513
Swedish Krona vs. U.S. Dollar	1/7/11	239,302	34,191	35,628	1,437
Swiss Franc vs. U.S. Dollar	1/7/11	23,526	23,470	25,192	1,722

Total Long Contracts			$700,051	$716,084	$16,033

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 325

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$1,293,000

Repurchase agreements, at value	1,293,000

Total Investment Securities, at value	1,293,000
Cash	350
Segregated cash balances with custodian	320
Interest receivable	4
Unrealized appreciation on forward currency contracts	30,800
Prepaid expenses	7

TOTAL ASSETS	1,324,481

LIABILITIES:
Payable for capital shares redeemed	3,476
Unrealized depreciation on forward currency contracts	1,080
Advisory fees payable	979
Management services fees payable	131
Administration fees payable	44
Administrative services fees payable	902
Distribution fees payable	892
Transfer agency fees payable	137
Fund accounting fees payable	89
Compliance services fees payable	4
Other accrued expenses	2,038

TOTAL LIABILITIES	9,772

NET ASSETS	$1,314,709

NET ASSETS CONSIST OF:
Capital	$3,360,576
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(2,075,587)
Net unrealized appreciation (depreciation) on investments	29,720

NET ASSETS	$1,314,709

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	44,765

Net Asset Value (offering and redemption price per share)	$29.37

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$1,591

EXPENSES:
Advisory fees	11,519
Management services fees	1,536
Administration fees	666
Transfer agency fees	953
Administrative services fees	3,840
Distribution fees	3,840
Custody fees	3,408
Fund accounting fees	1,265
Trustee fees	22
Compliance services fees	12
Other fees	2,551

Total Gross Expenses before reductions	29,612
Less Expenses reduced by the Advisor	(1,552)

TOTAL NET EXPENSES	28,060

NET INVESTMENT INCOME (LOSS)	(26,469)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	7,980
Net realized gains (losses) on forward currency contracts	(100,447)
Change in net unrealized appreciation/depreciation on investments	36,676

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(55,791)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(82,260)

See accompanying notes to the financial statements.

326 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$(26,469)	$(34,620)
Net realized gains (losses) on investments	(92,467)	38,724
Change in net unrealized appreciation/depreciation on investments	36,676	44,180

Change in net assets resulting from operations	(82,260)	48,284

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(58,271)

Change in net assets resulting from distributions	—	(58,271)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,056,136	3,077,886
Dividends reinvested	—	58,271
Value of shares redeemed	(5,570,295)	(3,553,822)

Change in net assets resulting from capital transactions	(514,159)	(417,665)

Change in net assets	(596,419)	(427,652)
NET ASSETS:
Beginning of period	1,911,128	2,338,780

End of period	$1,314,709	$1,911,128

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	176,299	102,719
Reinvested	—	1,896
Redeemed	(194,921)	(118,724)

Change in shares	(18,622)	(14,109)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 327

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$30.15	$30.18	$31.85	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.50)	(0.55)	0.15	0.29
Net realized and unrealized gains (losses) on investments	(0.28)	1.49	(1.70)	1.56

Total income (loss) from investment activities	(0.78)	0.94	(1.55)	1.85

Distributions to Shareholders From:
Net investment income	—	(0.97)	(0.08)	—
Net realized gains on investments	—	—	(0.04)	—

Total distributions	—	(0.97)	(0.12)	—

Net Asset Value, End of Period	$29.37	$30.15	$30.18	$31.85

Total Return	(2.59)%	3.04%	(4.86)%	6.17%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.92%	2.03%	1.62%	2.52%
Net expenses(d)	1.82% (e)	1.91% (e)	1.58%	1.63%
Net investment income (loss)(d)	(1.72)%	(1.82)%	0.46%	2.78%

Supplemental Data:
Net assets, end of period (000’s)	$1,315	$1,911	$2,339	$532
Portfolio turnover rate(f)	—	—	—	—

(a)	Period from commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods les than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

328 :: ProFund VP Money Market :: Management Discussion of Fund Performance

The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2010, the Fund returned 0.02%. The Fund’s seven-day yield, as of December 31, 2010, was 0.02%1.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Repurchase Agreements	113%

Total Exposure	113%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Money Market :: 329

Schedule of Portfolio Investments

Repurchase Agreements (112.8%)
	Principal Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $38,843,162 (Collateralized by $38,938,500 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $39,619,904)	$38,843,000	$38,843,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $38,843,518 (Collateralized by $39,670,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $39,619,936)	38,843,000	38,843,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $57,207,763 (Collateralized by $57,783,500 U.S. Treasury Notes, 0.88%, 1/31/12, total value of $58,351,210)	57,207,000	57,207,000
UBS, 0.15%, 1/3/11, dated 12/31/10, with a repurchase price of $20,475,256 (Collateralized by $20,810,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $20,888,037)	20,475,000	20,475,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $38,843,227 (Collateralized by $38,737,400 U.S. Treasury Notes, 1.50%, 7/15/12, total value of $39,619,910)	38,843,000	38,843,000

TOTAL REPURCHASE AGREEMENTS
(Cost $194,211,000)		194,211,000

TOTAL INVESTMENT SECURITIES
(Cost $194,211,000)—112.8%		194,211,000
Net other assets (liabilities)—(12.8)%		(21,991,075)

NET ASSETS—100.0%		$172,219,925

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

See accompanying notes to the financial statements.

330 :: ProFund VP Money Market :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$194,211,000

Repurchase agreements, at value	194,211,000

Total Investment Securities, at value	194,211,000
Cash	652
Interest receivable	642
Receivable for capital shares issued	98,719
Receivable from Advisor	61,360
Prepaid expenses	844

TOTAL ASSETS	194,373,217

LIABILITIES:
Payable for capital shares redeemed	21,818,741
Administration fees payable	5,544
Administrative services fees payable	52,387
Distribution fees payable	100,559
Trustee fees payable	7
Transfer agency fees payable	18,258
Fund accounting fees payable	11,098
Compliance services fees payable	590
Other accrued expenses	146,108

TOTAL LIABILITIES	22,153,292

NET ASSETS	$172,219,925

NET ASSETS CONSIST OF:
Capital	$172,219,925

NET ASSETS	$172,219,925

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	172,219,925

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$254,152

EXPENSES:
Advisory fees	1,659,393
Management services fees	221,251
Administration fees	97,197
Transfer agency fees	140,538
Administrative services fees	254,804
Distribution fees	448,324
Custody fees	10,893
Fund accounting fees	186,936
Trustee fees	2,823
Compliance services fees	2,234
Other fees	176,593

Total Gross Expenses before reductions	3,200,986
Less Expenses reduced by the Advisor	(2,991,505)

TOTAL NET EXPENSES	209,481

NET INVESTMENT INCOME (LOSS)	44,671

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$44,671

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Money Market :: 331

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$44,671	$90,479

Change in net assets resulting from operations	44,671	90,479

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(44,671)	(90,479)

Change in net assets resulting from distributions	(44,671)	(90,479)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,668,232,055	2,117,847,225
Dividends reinvested	44,671	90,479
Value of shares redeemed	(2,724,352,132)	(2,164,660,841)

Change in net assets resulting from capital transactions	(56,075,406)	(46,723,137)

Change in net assets	(56,075,406)	(46,723,137)
NET ASSETS:
Beginning of period	228,295,331	275,018,468

End of period	$172,219,925	$228,295,331

SHARE TRANSACTIONS:
Issued	2,668,232,055	2,117,847,225
Reinvested	44,671	90,479
Redeemed	(2,724,352,132)	(2,164,660,841)

Change in shares	(56,075,406)	(43,723,137)

See accompanying notes to the financial statements.

332 :: ProFund VP Money Market :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008		Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000

Investment Activities:
Net investment income (loss)	—	(a)	—	(a)	0.008		0.037	0.036

Distributions to Shareholders From:
Net investment income	—	(a)	—	(a)	(0.008)		(0.037)	(0.036)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000

Total Return	0.02%		0.03%		0.84%		3.77%	3.68%

Ratios to Average Net Assets:
Gross expenses	1.45%		1.41%		1.49%		1.37%	1.33%
Net expenses	0.09%	(b)	0.06%	(b)	0.99%	(b)	1.30%	1.29%
Net investment income (loss)	0.02%		0.03%		0.82%		3.67%	3.65%
Supplemental Data:
Net assets, end of period (000’s)	$172,220		$228,295		$275,018		$251,771	$152,750

(a)	Amount is less than $0.0005.
(b)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

334 :: Notes to Financial Statements :: December 31, 2010

1.  Organization

 ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

 The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

 The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds VP will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. For the year ended December 31, 2010, there were no short sale transactions.

December 31, 2010 :: Notes to Financial Statements :: 335

When-Issued Securities

 Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2010, the ProFunds VP did not hold any when-issued securities.

Foreign Currency Transactions

 Each non-money market ProFund VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

 In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective. Options held during the year ended December 31, 2010, were used as a hedge to limit each ProFund VP’s market exposure. All other derivative instruments held during the year ended December 31, 2010, gained exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet its investment objective during the year ended December 31, 2010. The volume associated with derivative positions in the ProFund VP NASDAQ-100, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP Banks, ProFund VP Pharmaceuticals, ProFund VP Telecommunications and ProFund VP U.S. Government Plus was 41%, 150%, 135%, 5%, 8%, 8% and 86%, respectively, based on average monthly notional amount in comparison to net assets during the year ended December 31, 2010.

With the exception of the ProFund VP NASDAQ-100, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP Banks, ProFund VP Pharmaceuticals, ProFund VP Telecommunications and ProFund VP U.S. Government Plus, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The non-money market ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The non-money market ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

336 :: Notes to Financial Statements :: December 31, 2010

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. During the year ended December 31, 2010, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. During the year ended December 31, 2010, the ProFunds VP did not write options.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against nonpayment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. A ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

December 31, 2010 :: Notes to Financial Statements :: 337

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The non-money market ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the Funds may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements”.

Some Funds may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity (“short” the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the Funds may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e. the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at December 31, 2010 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amount are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

338 :: Notes to Financial Statements :: December 31, 2010

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the Fund’s Statement of Assets and Liabilities as of December 31, 2010:

	Assets			Liabilities

			Unrealized			Unrealized
	Variation	Unrealized	Appreciation	Variation	Unrealized	Depreciation
	Margin on	Gain	on Forward	Margin on	Loss	on Forward
	Futures	on Swap	Currency	Futures	on Swap	Currency
Fund	Contracts*	Agreements	Contract	Contracts*	Agreements	Contracts

Equity Risk Exposure:
ProFund VP Bull	$309,705	$3,499	$–	$–	$–	$–
ProFund VP Mid-Cap	–	–	–	568	29,681	–
ProFund VP Small-Cap	–	–	–	6,959	43,171	–
ProFund VP Dow 30	–	309	–	–	–	–
ProFund VP NASDAQ-100	73,934	–	–	–	117,503	–
ProFund VP Europe 30	13,119	–	–	–	–	–
ProFund VP International	25,597	204,887	–	–	–	–
ProFund VP Emerging Markets	–	408,361	–	–	–	–
ProFund VP Japan	–	–	–	41,584	–	–
ProFund VP UltraBull	102,660	18,252	–	–	–	–
ProFund VP UltraMid-Cap	369,426	–	–	–	184,879	–
ProFund VP UltraSmall-Cap	67,213	–	–	–	691,663	–
ProFund VP UltraNASDAQ-100	40,328	–	–	–	215,099	–
ProFund VP Bear	–	–	–	98,782	8,387	–
ProFund VP Short Mid-Cap	–	6,758	–	4,957	–	–
ProFund VP Short Small-Cap	–	51,414	–	10,694	–	–
ProFund VP Short Dow 30	–	–	–	–	136	–
ProFund VP Short NASDAQ-100	–	57,599	–	4,670	–	–
ProFund VP Short International	–	–	–	10,419	8,611	–
ProFund VP Short Emerging Markets	–	–	–	–	59,221	–
ProFund VP UltraShort Dow 30	–	–	–	–	2,842	–
ProFund VP UltraShort NASDAQ-100	–	18,992	–	1,081	–	–
ProFund VP Banks	–	–	–	–	420	–
ProFund VP Biotechnology	–	–	–	–	180	–
ProFund VP Pharmaceuticals	–	–	–	–	480	–
ProFund VP Precious Metals	–	3,714,771	–	–	–	–
ProFund VP Semiconductor	–	–	–	–	60	–
ProFund VP Telecommunications	–	–	–	–	1,140	–
Foreign Exchange Rate Risk Exposure:
ProFunds VP Falling U.S. Dollar	–	–	30,800	–	–	1,080
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	–	–	–	–	1,257,270	–
ProFund VP Rising Rates Opportunity	126,154	762,849	–	–	–	–

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

December 31, 2010 :: Notes to Financial Statements :: 339

The Effect of Derivative Instruments on the Fund’s Statement of Operations for the year ended December 31, 2010:

				Net Change in Unrealized Appreciation
	Realized Gain (Loss) on Derivatives			(Depreciation) on Derivatives
	Recognized as a Result from Operations			Recognized as a Result from Operations

			Net
	Net	Net	Realized
	Realized	Realized	Gains (Losses)	Change in
	Gains (Losses)	Gains (Losses)	on Forward	Net Unrealized
	on Futures	on Swap	Currency	Appreciation/Depreciation
Fund	Contracts	Agreements	Contracts	on Investments

Equity Risk Exposure:
ProFund VP Bull	$1,141,402	$1,399,895	$–	$472,324
ProFund VP Mid-Cap	1,041,844	955,213	–	(274,461)
ProFund VP Small-Cap	(180,545)	781,837	–	3,216
ProFund VP Dow 30	(28,476)	(878,137)	–	(308)
ProFund VP NASDAQ-100	1,586,670	944,957	–	(15,902)
ProFund VP Europe 30	80,579	–	–	791
ProFund VP International	(826,222)	(264,836)	–	257,422
ProFund VP Emerging Markets	–	(176,714)	–	312,500
ProFund VP Japan	(157,805)	–	–	(782,437)
ProFund VP UltraBull	264,441	4,405,818	–	414,408
ProFund VP UltraMid-Cap	2,553,363	4,962,513	–	517,966
ProFund VP UltraSmall-Cap	1,115,378	6,415,948	–	(259,265)
ProFund VP UltraNASDAQ-100	926,689	6,631,442	–	104,099
ProFund VP Bear	(2,433,332)	(8,296,988)	–	(416,358)
ProFund VP Short Mid-Cap	(601,909)	(1,840,383)	–	(68,018)
ProFund VP Short Small-Cap	(521,956)	(4,020,771)	–	(36,884)
ProFund VP Short Dow 30	(8,695)	(153,618)	–	(522)
ProFund VP Short NASDAQ-100	(255,376)	(4,043,310)	–	15,660
ProFund VP Short International	(78,208)	(275,580)	–	(25,621)
ProFund VP Short Emerging Markets	–	(553,659)	–	(55,408)
ProFund VP UltraShort Dow 30	(71,118)	(410,793)	–	(31,212)
ProFund VP UltraShort NASDAQ-100	(135,884)	(3,051,695)	–	(7,541)
ProFund VP Banks	–	48,476	–	(90)
ProFund VP Biotechnology	–	17,199	–	120
ProFund VP Pharmaceuticals	–	43,825	–	510
ProFund VP Precious Metals	–	33,847,371	–	6,378,894
ProFund VP Semiconductor	–	13,619	–	210
ProFund VP Telecommunications	–	128,812	–	–
Foreign Exchange Rate Risk Exposure:
ProFunds VP Falling U.S. Dollar	7,980	–	(100,447)	36,676
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	229,654	1,123,362	–	(836,727)
ProFund VP Rising Rates Opportunity	(740,935)	(10,461,409)	–	1,314,309

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP, or jointly with an affiliate, are allocated among the respective ProFunds VP and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

340 :: Notes to Financial Statements :: December 31, 2010

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3.  Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical assets
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•  Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost.

Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments, except that fixed-income securities may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

December 31, 2010 :: Notes to Financial Statements :: 341

For the year ended, December 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of December 31, 2010, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total

	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

ProFund VP Bull
Common Stocks	$72,186,393	$–	$–	$–	$72,186,393	$–
U.S. Treasury Obligations	–	–	9,534,211	–	9,534,211	–
Repurchase Agreements	–	–	27,876,000	–	27,876,000	–
Futures Contracts	–	309,705	–	–	–	309,705
Swap Agreements	–	–	–	3,499	–	3,499

Total	$72,186,393	$309,705	$37,410,211	$3,499	$109,596,604	$313,204

ProFund VP Mid-Cap
Repurchase Agreements	$–	$–	$8,208,000	$–	$8,208,000	$–
Futures Contracts	–	(568)	–	–	–	(568)
Swap Agreements	–	–	–	(29,681)	–	(29,681)

Total	$–	$(568)	$8,208,000	$(29,681)	$8,208,000	$(30,249)

ProFund VP Small-Cap
Common Stocks	$2,967,702	$–	$–	$–	$2,967,702	$–
Corporate Bonds	–	–	163	–	163	–
Repurchase Agreements	–	–	5,690,000	–	5,690,000	–
Futures Contracts	–	(6,959)	–	–	–	(6,959)
Swap Agreements	–	–	–	(43,171)	–	(43,171)

Total	$2,967,702	$(6,959)	$5,690,163	$(43,171)	$8,657,865	$(50,130)

ProFund VP Dow 30
Repurchase Agreements	$–	$–	$200,000	$–	$200,000	$–
Swap Agreements	–	–	–	309	–	309

Total	$–	$–	$200,000	$309	$200,000	$309

ProFund VP NASDAQ-100
Common Stocks	$19,998,101	$–	$–	$–	$19,998,101	$–
U.S. Treasury Obligations	–	–	5,766,151	–	5,766,151	–
Repurchase Agreements	–	–	24,300,000	–	24,300,000	–
Futures Contracts	–	73,934	–	–	–	73,934
Swap Agreements	–	–	–	(117,503)	–	(117,503)

Total	$19,998,101	$73,934	$30,066,151	$(117,503)	$50,064,252	$(43,569)

ProFund VP Large-Cap Value
Common Stocks	$33,886,487	$–	$–	$–	$33,886,487	$–

Total	$33,886,487	$–	$–	$–	$33,886,487	$–

ProFund VP Large-Cap Growth
Common Stocks	$36,197,443	$–	$–	$–	$36,197,443	$–
Repurchase Agreements	–	–	396,000	–	396,000	–

Total	$36,197,443	$–	$396,000	$–	$36,593,443	$–

ProFund VP Mid-Cap Value
Common Stocks	$29,292,033	$–	$–	$–	$29,292,033	$–

Total	$29,292,033	$–	$–	$–	$29,292,033	$–

342 :: Notes to Financial Statements :: December 31, 2010

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total

	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

ProFund VP Mid-Cap Growth
Common Stocks	$74,643,629	$–	$–	$–	$74,643,629	$–

Total	$74,643,629	$–	$–	$–	$74,643,629	$–

ProFund VP Small-Cap Value
Common Stocks	$27,509,362	$–	$–	$–	$27,509,362	$–

Total	$27,509,362	$–	$–	$–	$27,509,362	$–

ProFund VP Small-Cap Growth
Common Stocks	$58,815,101	$–	$–	$–	$58,815,101	$–
Repurchase Agreements	–	–	4,000	–	4,000	–

Total	$58,815,101	$–	$4,000	$–	$58,819,101	$–

ProFund VP Asia 30
Common Stocks	$98,957,339	$–	$–	$–	$98,957,339	$–
Repurchase Agreements	–	–	246,000	–	246,000	–

Total	$98,957,339	$–	$246,000	$–	$99,203,339	$–

ProFund VP Europe 30
Common Stocks	$47,901,850	$–	$–	$–	$47,901,850	$–
Repurchase Agreements	–	–	304,000	–	304,000	–
Futures Contracts	–	13,119	–	–	–	13,119

Total	$47,901,850	$13,119	$304,000	$–	$48,205,850	$13,119

ProFund VP International
U.S. Treasury Obligations	$–	$–	$3,654,998	$–	$3,654,998	$–
Repurchase Agreements	–	–	16,467,000	–	16,467,000	–
Futures Contracts	–	25,597	–	–	–	25,597
Swap Agreements	–	–	–	204,887	–	204,887

Total	$–	$25,597	$20,121,998	$204,887	$20,121,998	$230,484

ProFund VP Emerging Markets
Common Stocks	$31,787,084	$–	$–	$–	$31,787,084	$–
Preferred Stocks	4,559,285	–	–	–	4,559,285	–
U.S. Treasury Obligations	–	–	2,778,519	–	2,778,519	–
Repurchase Agreements	–	–	12,389,000	–	12,389,000	–
Swap Agreements	–	–	–	408,361	–	408,361

Total	$36,346,369	$–	$15,167,519	$408,361	$51,513,888	$408,361

ProFund VP Japan
U.S. Treasury Obligations	$–	$–	$2,101,148	$–	$2,101,148	$–
Repurchase Agreements	–	–	8,805,000	–	8,805,000	–
Futures Contracts	–	(41,584)	–	–	–	(41,584)

Total	$–	$(41,584)	$10,906,148	$–	$10,906,148	$(41,584)

ProFund VP UltraBull
Common Stocks	$7,129,531	$–	$–	$–	$7,129,531	$–
Repurchase Agreements	–	–	11,246,000	–	11,246,000	–
Futures Contracts	–	102,660	–	–	–	102,660
Swap Agreements	–	–	–	18,252	–	18,252

Total	$7,129,531	$102,660	$11,246,000	$18,252	$18,375,531	$120,912

ProFund VP UltraMid-Cap
Common Stocks	$22,816,786	$–	$–	$–	$22,816,786	$–
U.S. Treasury Obligations	–	–	2,464,347	–	2,464,347	–
Repurchase Agreements	–	–	14,376,000	–	14,376,000	–
Futures Contracts	–	369,426	–	–	–	369,426
Swap Agreements	–	–	–	(184,879)	–	(184,879)

Total	$22,816,786	$369,426	$16,840,347	$(184,879)	$39,657,133	$184,547

December 31, 2010 :: Notes to Financial Statements :: 343

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total

	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

ProFund VP UltraSmall-Cap
Common Stocks	$2,967,710	$–	$–	$–	$2,967,710	$–
Corporate Bonds	–	–	163	–	163	–
U.S. Treasury Obligations	–	–	5,048,759	–	5,048,759	–
Repurchase Agreements	–	–	28,262,000	–	28,262,000	–
Futures Contracts	–	67,213	–	–	–	67,213
Swap Agreements	–	–	–	(691,663)	–	(691,663)

Total	$2,967,710	$67,213	$33,310,922	$(691,663)	$36,278,632	$(624,450)

ProFund VP UltraNASDAQ-100
Common Stocks	$15,498,528	$–	$–	$–	$15,498,528	$–
Repurchase Agreements	–	–	15,579,000	–	15,579,000	–
Futures Contracts	–	40,328	–	–	–	40,328
Swap Agreements	–	–	–	(215,099)	–	(215,099)

Total	$15,498,528	$40,328	$15,579,000	$(215,099)	$31,077,528	$(174,771)

ProFund VP Bear
U.S. Treasury Obligations	$–	$–	$5,052,762	$–	$5,052,762	$–
Repurchase Agreements	–	–	21,367,000	–	21,367,000	–
Futures Contracts	–	(98,782)	–	–	–	(98,782)
Swap Agreements	–	–	–	(8,387)	–	(8,387)

Total	$–	$(98,782)	$26,419,762	$(8,387)	$26,419,762	$(107,169)

ProFund VP Short Mid-Cap
Repurchase Agreements	$–	$–	$1,809,000	$–	$1,809,000	$–
Futures Contracts	–	(4,957)	–	–	–	(4,957)
Swap Agreements	–	–	–	6,758	–	6,758

Total	$–	$(4,957)	$1,809,000	$6,758	$1,809,000	$1,801

ProFund VP Short Small-Cap
Repurchase Agreements	$–	$–	$5,622,000	$–	$5,622,000	$–
Futures Contracts	–	(10,694)	–	–	–	(10,694)
Swap Agreements	–	–	–	51,414	–	51,414

Total	$–	$(10,694)	$5,622,000	$51,414	$5,622,000	$40,720

ProFund VP Short Dow 30
Repurchase Agreements	$–	$–	$68,000	$–	$68,000	$–
Swap Agreements	–	–	–	(136)	–	(136)

Total	$–	$–	$68,000	$(136)	$68,000	$(136)

ProFund VP Short NASDAQ-100
U.S. Treasury Obligations	$–	$–	$2,006,096	$–	$2,006,096	$–
Repurchase Agreements	–	–	10,038,000	–	10,038,000	–
Futures Contracts	–	(4,670)	–	–	–	(4,670)
Swap Agreements	–	–	–	57,599	–	57,599

Total	$–	$(4,670)	$12,044,096	$57,599	$12,044,096	$52,929

ProFund VP Short International
Repurchase Agreements	$–	$–	$1,168,000	$–	$1,168,000	$–
Futures Contracts	–	(10,419)	–	–	–	(10,419)
Swap Agreements	–	–	–	(8,611)	–	(8,611)

Total	$–	$(10,419)	$1,168,000	$(8,611)	$1,168,000	$(19,030)

ProFund VP Short Emerging Markets
Repurchase Agreements	$–	$–	$2,142,000	$–	$2,142,000	$–
Swap Agreements	–	–	–	(59,221)	–	(59,221)

Total	$–	$–	$2,142,000	$(59,221)	$2,142,000	$(59,221)

ProFund VP UltraShort Dow 30
Repurchase Agreements	$–	$–	$512,000	$–	$512,000	$–
Swap Agreements	–	–	–	(2,842)	–	(2,842)

Total	$–	$–	$512,000	$(2,842)	$512,000	$(2,842)

344 :: Notes to Financial Statements :: December 31, 2010

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total

	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$–	$–	$1,855,000	$–	$1,855,000	$–
Futures Contracts	–	(1,081)	–	–	–	(1,081)
Swap Agreements	–	–	–	18,992	–	18,992

Total	$–	$(1,081)	$1,855,000	$18,992	$1,855,000	$17,911

ProFund VP Banks
Common Stocks	$5,559,769	$–	$–	$–	$5,559,769	$–
Swap Agreements	–	–	–	(420)	–	(420)

Total	$5,559,769	$–	$–	$(420)	$5,559,769	$(420)

ProFund VP Basic Materials
Common Stocks	$79,385,885	$–	$–	$–	$79,385,885	$–
Repurchase Agreements	–	–	567,000	–	567,000	–

Total	$79,385,885	$–	$567,000	$–	$79,952,885	$–

ProFund VP Biotechnology
Common Stocks	$6,364,883	$–	$–	$–	$6,364,883	$–
Repurchase Agreements	–	–	43,000	–	43,000	–
Swap Agreements	–	–	–	(180)	–	(180)

Total	$6,364,883	$–	$43,000	$(180)	$6,407,883	$(180)

ProFund VP Consumer Goods
Common Stocks	$19,754,141	$–	$–	$–	$19,754,141	$–

Total	$19,754,141	$–	$–	$–	$19,754,141	$–

ProFund VP Consumer Services
Common Stocks	$22,220,122	$–	$–	$–	$22,220,122	$–

Total	$22,220,122	$–	$–	$–	$22,220,122	$–

ProFund VP Financials
Common Stocks	$28,168,762	$–	$–	$–	$28,168,762	$–
Repurchase Agreements	–	–	97,000	–	97,000	–

Total	$28,168,762	$–	$97,000	$–	$28,265,762	$–

ProFund VP Health Care
Common Stocks	$23,124,313	$–	$–	$–	$23,124,313	$–
Repurchase Agreements	–	–	81,000	–	81,000	–

Total	$23,124,313	$–	$81,000	$–	$23,205,313	$–

ProFund VP Industrials
Common Stocks	$17,301,226	$–	$–	$–	$17,301,226	$–

Total	$17,301,226	$–	$–	$–	$17,301,226	$–

ProFund VP Internet
Common Stocks	$17,639,142	$–	$–	$–	$17,639,142	$–
Repurchase Agreements	–	–	83,000	–	83,000	–

Total	$17,639,142	$–	$83,000	$–	$17,722,142	$–

ProFund VP Oil & Gas
Common Stocks	$95,793,715	$–	$–	$–	$95,793,715	$–

Total	$95,793,715	$–	$–	$–	$95,793,715	$–

ProFund VP Pharmaceuticals
Common Stocks	$5,269,769	$–	$–	$–	$5,269,769	$–
Swap Agreements	–	–	–	(480)	–	(480)

Total	$5,269,769	$–	$–	$(480)	$5,269,769	$(480)

December 31, 2010 :: Notes to Financial Statements :: 345

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total

	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

ProFund VP Precious Metals
U.S. Treasury Obligations	$–	$–	$42,166,047	$–	$42,166,047	$–
Repurchase Agreements	–	–	130,760,000	–	130,760,000	–
Swap Agreements	–	–	–	3,714,771	–	3,714,771

Total	$–	$–	$172,926,047	$3,714,771	$172,926,047	$3,714,771

ProFund VP Real Estate
Common Stocks	$18,573,478	$–	$–	$–	$18,573,478	$–

Total	$18,573,478	$–	$–	$–	$18,573,478	$–

ProFund VP Semiconductor
Common Stocks	$2,512,107	$–	$–	$–	$2,512,107	$–
Repurchase Agreements	–	–	19,000	–	19,000	–
Swap Agreements	–	–	–	(60)	–	(60)

Total	$2,512,107	$–	$19,000	$(60)	$2,531,107	$(60)

ProFund VP Technology
Common Stocks	$15,659,395	$–	$–	$–	$15,659,395	$–

Total	$15,659,395	$–	$–	$–	$15,659,395	$–

ProFund VP Telecommunications
Common Stocks	$14,010,171	$–	$–	$–	$14,010,171	$–
Repurchase Agreements	–	–	24,000	–	24,000	–
Swap Agreements	–	–	–	(1,140)	–	(1,140)

Total	$14,010,171	$–	$24,000	$(1,140)	$14,034,171	$(1,140)

ProFund VP Utilities
Common Stocks	$33,923,522	$–	$–	$–	$33,923,522	$–

Total	$33,923,522	$–	$–	$–	$33,923,522	$–

ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$–	$–	$18,315,241	$–	$18,315,241	$–
Repurchase Agreements	–	–	25,968,000	–	25,968,000	–
Swap Agreements	–	–	–	(1,257,270)	–	(1,257,270)

Total	$–	$–	$44,283,241	$(1,257,270)	$44,283,241	$(1,257,270)

ProFund VP Rising Rates Opportunity
U.S. Treasury Obligations	$–	$–	$17,521,577	$–	$17,521,577	$–
Repurchase Agreements	–	–	40,861,000	–	40,861,000	–
Futures Contracts	–	126,154	–	–	–	126,154
Swap Agreements	–	–	–	762,849	–	762,849

Total	$–	$126,154	$58,382,577	$762,849	$58,382,577	$889,003

ProFund VP Falling U.S. Dollar
Repurchase Agreements	$–	$–	$1,293,000	$–	$1,293,000	$–
Forward Currency Contracts				29,720		29,720

Total	$–	$–	$1,293,000	$29,720	$1,293,000	$29,720

ProFund VP Money Market
Repurchase Agreements	$–	$–	$194,211,000	$–	$194,211,000	$–

Total	$–	$–	$194,211,000	$–	$194,211,000	$–

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

346 :: Notes to Financial Statements :: December 31, 2010

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2010.

4.  Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

During the year ended December 31, 2010, ProFund VP Money Market paid an amount less than 0.25% on an annualized basis of its average daily net assets to maintain a more competitive yield. Had ProFund VP Money Market paid an amount equal to 0.25% of its average daily net assets, the Distribution and Service Fees would have been $553,131 for the year ended December 31, 2010.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $204,750 ($409,500 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and affiliated Trusts for the year ended December 31, 2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets. These expense limitations remain in effect until April 30, 2011.

December 31, 2010 :: Notes to Financial Statements :: 347

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2010, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/11	04/30/12	04/30/13	04/30/14	Total

ProFund VP Bull	$–	$126,900	$78,992	$37,850	$243,742
ProFund VP Mid-Cap	1,412	5,663	–	4,020	11,095
ProFund VP Small-Cap	–	1,788	26,469	15,318	43,575
ProFund VP Dow 30	–	1,729	–	–	1,729
ProFund VP NASDAQ-100	8,984	69,998	68,545	27,589	175,116
ProFund VP Large-Cap Value	44,503	97,951	57,440	49,558	249,452
ProFund VP Large-Cap Growth	14,945	93,898	54,019	35,586	198,448
ProFund VP Mid-Cap Value	38,929	69,613	47,637	44,688	200,867
ProFund VP Mid-Cap Growth	12,476	80,676	53,088	52,561	198,801
ProFund VP Small-Cap Value	64,946	82,762	67,168	67,120	281,996
ProFund VP Small-Cap Growth	26,807	79,401	71,321	46,340	223,869
ProFund VP Asia 30	–	106,690	51,307	10,786	168,783
ProFund VP Europe 30	–	36,510	55,765	2,507	94,782
ProFund VP International	–	–	–	2,373	2,373
ProFund VP Emerging Markets	2,688	801	–	3,362	6,851
ProFund VP Japan	–	15,335	11,280	7,709	34,324
ProFund VP UltraBull	2,335	64,013	10,853	21,606	98,807
ProFund VP UltraMid-Cap	14,268	49,741	24,846	25,459	114,314
ProFund VP UltraSmall-Cap	30,280	34,841	28,092	26,639	119,852
ProFund VP UltraNASDAQ-100	8,194	65,680	31,874	30,906	136,654
ProFund VP Bear	6,646	77,338	44,422	28,922	157,328
ProFund VP Short Mid-Cap	5,564	9,924	9,498	4,425	29,411
ProFund VP Short Small-Cap	–	22,389	30,693	10,762	63,844
ProFund VP Short Dow 30	2,232	5,476	1,429	1,919	11,056
ProFund VP Short NASDAQ-100	10,222	44,947	21,074	15,903	92,146
ProFund VP Short International	1,768	4,189	2,917	3,061	11,935
ProFund VP Short Emerging Markets	1,922	5,422	3,223	1,727	12,294
ProFund VP UltraShort Dow 30	1,169	5,453	–	3,205	9,827
ProFund VP UltraShort NASDAQ-100	1,931	4,280	–	6,364	12,575
ProFund VP Banks	27,891	30,479	19,337	11,242	88,949
ProFund VP Basic Materials	21,735	89,196	62,023	29,074	202,028
ProFund VP Biotechnology	10,636	31,225	11,892	6,828	60,581
ProFund VP Consumer Goods	30,496	28,975	22,796	17,374	99,641
ProFund VP Consumer Services	30,317	23,581	24,087	29,018	107,003
ProFund VP Financials	35,692	55,521	42,736	25,115	159,064
ProFund VP Health Care	21,944	51,152	18,123	10,808	102,027
ProFund VP Industrials	51,730	33,620	37,617	28,598	151,565
ProFund VP Internet	8,120	12,169	14,048	8,917	43,254
ProFund VP Oil & Gas	45,630	155,284	98,078	45,656	344,648
ProFund VP Pharmaceuticals	15,085	15,367	20,198	4,595	55,245
ProFund VP Precious Metals	22,547	107,185	146,390	82,252	358,374
ProFund VP Real Estate	37,770	32,854	22,705	26,779	120,108
ProFund VP Semiconductor	15,367	13,234	9,009	5,504	43,114
ProFund VP Technology	10,184	18,478	20,720	4,995	54,377
ProFund VP Telecommunications	25,680	28,034	11,430	10,080	75,224
ProFund VP Utilities	50,239	100,732	34,576	20,233	205,780
ProFund VP U.S. Government Plus	36,984	173,433	46,914	38,874	296,205
ProFund VP Rising Rates Opportunity	–	36,185	28,641	13,913	78,739
ProFund VP Falling U.S. Dollar	3,820	2,218	–	1,552	7,590
ProFund VP Money Market	110,014	491,368	249,555	143,634	994,571

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market through April 30, 2011 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

348 :: Notes to Financial Statements :: December 31, 2010

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2010, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires	Expires
	04/30/13	04/30/14	Total

ProFund VP Money Market	$2,933,033	$1,919,761	$4,852,794

During the year ended December 31, 2010, the Advisor voluntarily contributed capital of $39,274 and $35,816 in the ProFund VP Small-Cap Value and ProFund VP Small-Cap Growth, respectively, due to corrections of investment transactions. The impact to the net asset value and total return is disclosed in the Financial Highlights of the respective ProFund VP.

5.  Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2010 were as follows:

	Purchases	Sales

ProFund VP Bull	$42,475,316	$64,161,457
ProFund VP Small-Cap	7,159,646	4,367,192
ProFund VP NASDAQ-100	1,012,133	20,726,802
ProFund VP Large-Cap Value	109,568,160	108,496,651
ProFund VP Large-Cap Growth	80,265,661	91,918,866
ProFund VP Mid-Cap Value	135,286,707	145,293,691
ProFund VP Mid-Cap Growth	224,234,683	203,780,009
ProFund VP Small-Cap Value	121,467,556	118,180,314
ProFund VP Small-Cap Growth	133,374,398	119,787,747
ProFund VP Asia 30	137,618,623	160,507,596
ProFund VP Europe 30	79,063,801	90,557,019
ProFund VP Emerging Markets	33,906,331	6,908,378
ProFund VP UltraBull	132,101,660	141,816,075
ProFund VP UltraMid-Cap	41,963,362	44,588,704
ProFund VP UltraSmall-Cap	4,178,352	8,886,159
ProFund VP UltraNASDAQ-100	704,983	3,792,039
ProFund VP Banks	39,883,159	40,390,554
ProFund VP Basic Materials	74,416,260	78,355,826
ProFund VP Biotechnology	22,213,353	23,260,165
ProFund VP Consumer Goods	42,802,027	42,129,862
ProFund VP Consumer Services	41,528,295	27,234,180
ProFund VP Financials	40,468,270	41,068,982
ProFund VP Health Care	11,959,271	17,731,913
ProFund VP Industrials	43,130,355	43,318,131
ProFund VP Internet	23,658,368	23,296,616
ProFund VP Oil & Gas	65,801,949	62,940,011
ProFund VP Pharmaceuticals	28,106,683	32,410,448
ProFund VP Real Estate	66,290,710	68,806,412
ProFund VP Semiconductor	11,619,877	17,712,446
ProFund VP Technology	16,427,731	27,403,193
ProFund VP Telecommunications	43,834,104	39,688,987
ProFund VP Utilities	21,228,745	26,696,271

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2010 were as follows:

	Purchases	Sales

ProFund VP Bull	$17,445,707	$7,897,114
ProFund VP NASDAQ-100	5,768,178	–
ProFund VP International	3,656,282	–
ProFund VP Emerging Markets	2,779,495	–
ProFund VP Japan	2,101,887	–
ProFund VP UltraMid-Cap	2,465,213	–
ProFund VP UltraSmall-Cap	5,050,534	–
ProFund VP UltraNASDAQ-100	2,964,305	2,960,170
ProFund VP Bear	9,387,521	4,325,874
ProFund VP Short NASDAQ-100	2,006,801	–
ProFund VP Precious Metals	54,917,877	48,241,654
ProFund VP U.S. Government Plus	183,995,030	197,054,789
ProFund VP Rising Rates Opportunity	26,395,655	8,853,369

December 31, 2010 :: Notes to Financial Statements :: 349

6.  Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of an index’s return over periods longer than one day.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds’VP exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

350 :: Notes to Financial Statements :: December 31, 2010

7.  Federal Income Tax Information

As of the tax year end of December 31, 2010, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18	Total

ProFund VP Dow 30	$–	$–	$–	$–	$–	$–	$–	$72,153	$72,153
ProFund VP NASDAQ-100	–	–	–	3,476,760	–	5,034,444	–	–	8,511,204
ProFund VP Large-Cap Value	–	–	–	–	–	3,476,222	3,158,651	–	6,634,873
ProFund VP Large-Cap Growth	–	–	–	–	–	7,186,101	502,193	–	7,688,294
ProFund VP Mid-Cap Value	–	–	–	–	–	6,829,635	898,759	–	7,728,394
ProFund VP Mid-Cap Growth	–	–	–	–	–	4,553,950	–	–	4,553,950
ProFund VP Small-Cap Value	–	–	–	–	–	8,197,735	3,907,712	248,076	12,353,523
ProFund VP Europe 30	–	–	–	–	–	–	3,508,484	1,215,921	4,724,405
ProFund VP International	–	–	–	–	–	–	–	1,100,111	1,100,111
ProFund VP Emerging Markets	–	–	–	–	–	–	–	1,045,929	1,045,929
ProFund VP Japan	–	–	–	1,757,204	5,078,522	7,199,827	–	940,242	14,975,795
ProFund VP UltraMid-Cap	–	–	–	–	–	13,305,934	–	–	13,305,934
ProFund VP UltraNASDAQ-100	–	–	–	–	–	55,849,115	–	–	55,849,115
ProFund VP Bear	–	8,145,654	3,069,606	7,512,896	4,644,270	–	27,795,299	10,849,931	62,017,656
ProFund VP Short Mid-Cap	–	–	–	–	–	–	–	470,870	470,870
ProFund VP Short Small-Cap	–	–	–	509,147	2,926,942	–	10,167,878	4,484,848	18,088,815
ProFund VP Short Dow 30	–	–	–	–	–	–	–	88,494	88,494
ProFund VP Short NASDAQ-100	10,861,864	17,059,717	2,225,939	3,507,939	5,450,519	11,760,242	–	4,237,152	55,103,372
ProFund VP Short International	–	–	–	–	–	–	–	308,866	308,866
ProFund VP Short Emerging Markets	–	–	–	–	–	–	–	516,277	516,277
ProFund VP UltraShort Dow 30	–	–	–	–	–	–	–	138,319	138,319
ProFund VP UltraShort NASDAQ-100	–	–	–	–	–	–	–	38,330	38,330
ProFund VP Banks	–	–	–	–	–	–	6,837,887	4,222,982	11,060,869
ProFund VP Basic Materials	–	–	–	142,609	–	12,512,598	647,115	2,252,577	15,554,899
ProFund VP Biotechnology	–	–	–	1,478,851	–	1,895,782	3,158,653	129,849	6,663,135
ProFund VP Consumer Goods	–	–	–	–	–	1,896,408	1,239,150	–	3,135,558
ProFund VP Consumer Services	–	–	172,236	–	–	397,048	301,213	757,796	1,628,293
ProFund VP Financials	–	–	–	–	–	6,088,475	3,025,224	986,600	10,100,299
ProFund VP Health Care	96,603	545,130	231,706	–	–	3,312,213	2,837,758	–	7,023,410
ProFund VP Industrials	–	–	–	–	–	2,632,366	2,898,569	–	5,530,935
ProFund VP Oil & Gas	–	–	–	–	–	–	1,504,513	–	1,504,513
ProFund VP Pharmaceuticals	707,889	938,481	1,453,587	424,035	–	1,085,192	3,852,304	602,310	9,063,798
ProFund VP Real Estate	–	–	–	–	–	1,750,648	1,722,531	508,395	3,981,574
ProFund VP Semiconductor	–	–	–	1,003,398	446,964	555,458	–	–	2,005,820
ProFund VP Technology	–	–	–	635,501	–	2,121,701	–	–	2,757,202
ProFund VP Telecommunications	–	–	–	–	–	4,673,452	1,865,774	–	6,539,226
ProFund VP Utilities	–	–	–	–	–	671,740	1,350,225	212,304	2,234,269
ProFund VP U.S. Government Plus	–	–	–	–	–	–	18,773,965	–	18,773,965
ProFund VP Rising Rates Opportunity	–	8,365,460	22,965,205	–	5,366,257	27,138,193	–	11,189,405	75,024,520
ProFund VP Falling U.S. Dollar	–	–	–	–	–	1,990,077	–	55,790	2,045,867

As of the tax year end of December 31, 2010, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options in addition to changes in ProFund VP ownership during the year and in prior years. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18	Total

ProFund VP Mid-Cap	$–	$–	$–	$–	$–	$1,055,184	$–	$–	$1,055,184
ProFund VP Small-Cap	–	–	–	–	–	–	192,710	–	192,710
ProFund VP Dow 30	–	–	–	–	–	10,970	6,677	256,564	274,211
ProFund VP NASDAQ-100	–	5,735,920	–	–	–	–	–	–	5,735,920
ProFund VP Mid-Cap Value	–	832,072	–	–	–	–	–	–	832,072
ProFund VP Europe 30	7,667,165	3,425,937	–	–	–	–	–	–	11,093,102

December 31, 2010 :: Notes to Financial Statements :: 351

	Expires	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18	Total

ProFund VP Japan	$159,549	$–	$–	$–	$–	$–	$–	$–	$159,549
ProFund VP UltraBull	1,083,334	195,963	1,970,705	–	2,166,668	1,083,334	–	–	6,500,004
ProFund VP UltraSmall-Cap	–	–	3,023,489	–	2,015,660	1,007,830	–	–	6,046,979
ProFund VP UltraNASDAQ-100	2,051,333	2,051,333	2,051,333	–	–	–	–	–	6,153,999
ProFund VP Short Mid-Cap	–	–	–	197,273	395,809	–	745,843	191,275	1,530,200
ProFund VP Short Small-Cap	16,463	–	–	–	–	–	–	–	16,463
ProFund VP Short Dow 30	–	–	–	–	–	–	–	29,409	29,409
ProFund VP Short NASDAQ-100	1,426,502	–	–	–	–	–	–	–	1,426,502
ProFund VP Short International	–	–	–	–	–	–	621,676	20,374	642,050
ProFund VP Short Emerging Markets	–	–	–	–	–	–	922,407	146,435	1,068,842
ProFund VP UltraShort Dow 30	–	–	–	–	–	–	192,336	43,729	236,065
ProFund VP UltraShort NASDAQ-100	–	–	–	1,150	–	3,013	96,790	555,342	656,295
ProFund VP Banks	460,651	471,909	–	–	–	–	–	–	932,560
ProFund VP Basic Materials	502,240	–	–	–	–	–	–	–	502,240
ProFund VP Biotechnology	4,608,411	–	–	–	–	–	–	–	4,608,411
ProFund VP Consumer Goods	316,515	–	–	–	–	–	–	–	316,515
ProFund VP Consumer Services	24,850	–	–	–	–	–	–	–	24,850
ProFund VP Financials	945,462	–	–	–	–	–	–	–	945,462
ProFund VP Health Care	756,535	–	–	–	–	–	–	–	756,535
ProFund VP Oil & Gas	722,218	–	1,013,966	–	–	–	–	–	1,736,184
ProFund VP Pharmaceuticals	354,345	–	–	–	–	–	–	–	354,345
ProFund VP Precious Metals	764,478	–	–	–	–	–	–	–	764,478
ProFund VP Real Estate	1,794,400	–	–	–	–	–	–	–	1,794,400
ProFund VP Semiconductor	228,573	1,102,941	–	–	–	–	–	–	1,331,514
ProFund VP Technology	186,109	1,756,670	566,821	–	–	–	–	–	2,509,600
ProFund VP Telecommunications	1,298,517	–	–	–	–	–	–	–	1,298,517
ProFund VP Utilities	2,288,884	226,080	–	–	–	–	–	–	2,514,964

The tax character of dividends paid to shareholders during the tax year ended December 31, 2010, were as follows:

		Net			Total
	Ordinary	Long-Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

ProFund VP Bull	$135,672	$–	$135,672	$–	$135,672
ProFund VP Mid-Cap	575,550	357,615	933,165	–	933,165
ProFund VP Large-Cap Value	379,799	–	379,799	–	379,799
ProFund VP Large-Cap Growth	25,501	–	25,501	–	25,501
ProFund VP Mid-Cap Value	182,331	–	182,331	–	182,331
ProFund VP Small-Cap Value	52,497	–	52,497	–	52,497
ProFund VP Asia 30	72,405	–	72,405	–	72,405
ProFund VP Europe 30	807,118	–	807,118	–	807,118
ProFund VP International	–	577,242	577,242	–	577,242
ProFund VP Emerging Markets	474,549	–	474,549	–	474,549
ProFund VP Banks	6,965	–	6,965	–	6,965
ProFund VP Basic Materials	336,513	–	336,513	–	336,513
ProFund VP Consumer Goods	155,850	–	155,850	–	155,850
ProFund VP Financials	88,722	–	88,722	–	88,722
ProFund VP Health Care	89,402	–	89,402	–	89,402
ProFund VP Industrials	57,189	–	57,189	–	57,189
ProFund VP Internet	239,837	83,822	323,659	–	323,659
ProFund VP Oil & Gas	304,297	–	304,297	–	304,297
ProFund VP Pharmaceuticals	399,470	–	399,470	–	399,470
ProFund VP Real Estate	661,759	–	661,759	143,178	804,937
ProFund VP Semiconductor	33,437	–	33,437	–	33,437
ProFund VP Telecommunications	452,783	–	452,783	–	452,783
ProFund VP Utilities	856,502	–	856,502	–	856,502
ProFund VP U.S. Government Plus	278,335	–	278,335	–	278,335
ProFund VP Money Market	44,671	–	44,671	–	44,671

352 :: Notes to Financial Statements :: December 31, 2010

The tax character of dividends paid to shareholders during the tax year ended December 31, 2009, were as follows:

		Net			Total
	Ordinary	Long-Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

ProFund VP Bull	$686,731	$–	$686,731	$–	$686,731
ProFund VP Dow 30	12,740	–	12,740	–	12,740
ProFund VP Large-Cap Value	728,606	–	728,606	–	728,606
ProFund VP Mid-Cap Value	285,580	–	285,580	–	285,580
ProFund VP Small-Cap Value	81,880	–	81,880	–	81,880
ProFund VP Small-Cap Growth	–	1,017,559	1,017,559	–	1,017,559
ProFund VP Asia 30	869,798	11,623,305	12,493,103	–	12,493,103
ProFund VP Europe 30	1,427,460	–	1,427,460	–	1,427,460
ProFund VP International	2,274	–	2,274	–	2,274
ProFund VP Emerging Markets	20,311	–	20,311	–	20,311
ProFund VP Japan	65,646	–	65,646	–	65,646
ProFund VP UltraBull	225,919	–	225,919	–	225,919
ProFund VP UltraMid-Cap	12,162	–	12,162	–	12,162
ProFund VP UltraSmall-Cap	17,817	–	17,817	–	17,817
ProFund VP Bear	155,174	–	155,174	–	155,174
ProFund VP Short Mid-Cap	49,307	–	49,307	–	49,307
ProFund VP Short Small-Cap	120,502	–	120,502	–	120,502
ProFund VP Short Dow 30	433,929	752,710	1,186,639	3,230	1,189,869
ProFund VP Short NASDAQ-100	112,025	–	112,025	–	112,025
ProFund VP Short International	368,411	–	368,411	–	368,411
ProFund VP UltraShort Dow 30	996,459	24,168	1,020,627	–	1,020,627
ProFund VP UltraShort NASDAQ-100	3,579	–	3,579	–	3,579
ProFund VP Banks	472,912	–	472,912	–	472,912
ProFund VP Basic Materials	266,272	–	266,272	–	266,272
ProFund VP Consumer Goods	88,513	–	88,513	–	88,513
ProFund VP Financials	487,543	–	487,543	–	487,543
ProFund VP Health Care	110,530	–	110,530	–	110,530
ProFund VP Industrials	64,535	–	64,535	–	64,535
ProFund VP Oil & Gas	–	9,120,883	9,120,883	–	9,120,883
ProFund VP Pharmaceuticals	226,653	–	226,653	–	226,653
ProFund VP Precious Metals	974,226	–	974,226	–	974,226
ProFund VP Real Estate	477,686	–	477,686	–	477,686
ProFund VP Telecommunications	423,510	–	423,510	–	423,510
ProFund VP Utilities	1,254,992	–	1,254,992	–	1,254,992
ProFund VP U.S. Government Plus	23,651,729	704,434	24,356,163	30,119	24,386,282
ProFund VP Rising Rates Opportunity	291,473	–	291,473	–	291,473
ProFund VP Falling U.S. Dollar	58,271	–	58,271	–	58,271
ProFund VP Money Market	90,479	–	90,479	–	90,479

As of the tax year ended December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$–	$1,480,245	$–	$–	$10,515,580	$11,995,825
ProFund VP Mid-Cap	903,340	433,308	–	(1,055,184)	(29,681)	251,783
ProFund VP Small-Cap	–	–	–	(192,710)	227,195	34,485
ProFund VP Dow 30	–	–	–	(346,364)	309	(346,055)
ProFund VP NASDAQ-100	–	–	–	(14,247,124)	9,742,365	(4,504,759)
ProFund VP Large-Cap Value	234,226	–	–	(6,634,873)	(3,266,783)	(9,667,430)
ProFund VP Large-Cap Growth	–	–	–	(7,688,294)	6,860,095	(828,199)
ProFund VP Mid-Cap Value	42,480	–	–	(8,560,466)	1,877,238	(6,640,748)
ProFund VP Mid-Cap Growth	–	–	–	(4,553,950)	8,903,299	4,349,349
ProFund VP Small-Cap Value	–	–	–	(12,353,523)	785,094	(11,568,429)
ProFund VP Small-Cap Growth	–	90,289	–	–	5,347,946	5,438,235
ProFund VP Asia 30	26,281	4,423,386	–	–	23,394,507	27,844,174
ProFund VP Europe 30	429,485	–	–	(15,817,507)	3,378,283	(12,009,739)
ProFund VP International	–	–	–	(1,100,111)	203,606	(896,505)
ProFund VP Emerging Markets	–	–	–	(1,045,929)	3,988,146	2,942,217
ProFund VP Japan	–	–	–	(15,135,344)	(736)	(15,136,080)

December 31, 2010 :: Notes to Financial Statements :: 353

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP UltraBull	$2,298,299	$–	$–	$(6,500,004)	$972,746	$(3,228,959)
ProFund VP UltraMid-Cap	–	–	–	(13,305,934)	4,719,057	(8,586,877)
ProFund VP UltraSmall-Cap	7,051,289	–	–	(6,046,979)	267,722	1,272,032
ProFund VP UltraNASDAQ-100	–	–	–	(62,003,114)	5,253,179	(56,749,935)
ProFund VP Bear	–	–	–	(62,017,656)	(10,156)	(62,027,812)
ProFund VP Short Mid-Cap	–	–	–	(2,001,070)	6,758	(1,994,312)
ProFund VP Short Small-Cap	–	–	–	(18,105,278)	51,414	(18,053,864)
ProFund VP Short Dow 30	–	–	–	(117,903)	(136)	(118,039)
ProFund VP Short NASDAQ-100	–	–	–	(56,529,874)	56,896	(56,472,978)
ProFund VP Short International	–	–	–	(950,916)	(8,611)	(959,527)
ProFund VP Short Emerging Markets	–	–	–	(1,585,119)	(59,221)	(1,644,340)
ProFund VP UltraShort Dow 30	–	–	–	(374,384)	(2,842)	(377,226)
ProFund VP UltraShort NASDAQ-100	–	–	–	(694,625)	18,992	(675,633)
ProFund VP Banks	–	–	–	(11,993,429)	(4,043,874)	(16,037,303)
ProFund VP Basic Materials	81,685	–	–	(16,057,139)	14,389,332	(1,586,122)
ProFund VP Biotechnology	–	–	–	(11,271,546)	1,904,642	(9,366,904)
ProFund VP Consumer Goods	190,418	–	–	(3,452,073)	3,272,045	10,390
ProFund VP Consumer Services	–	–	–	(1,653,143)	2,740,311	1,087,168
ProFund VP Financials	–	–	–	(11,045,761)	(1,898,484)	(12,944,245)
ProFund VP Health Care	78,225	–	–	(7,779,945)	3,664,987	(4,036,733)
ProFund VP Industrials	70,354	–	–	(5,530,935)	3,241,272	(2,219,309)
ProFund VP Internet	115,465	169,665	–	–	4,701,892	4,987,022
ProFund VP Oil & Gas	152,698	–	–	(3,240,697)	36,503,175	33,415,176
ProFund VP Pharmaceuticals	152,879	–	–	(9,418,143)	(47,700)	(9,312,964)
ProFund VP Precious Metals	2,375,650	–	–	(764,478)	3,700,007	5,311,179
ProFund VP Real Estate	–	–	–	(5,775,974)	5,467,403	(308,571)
ProFund VP Semiconductor	2,412	–	–	(3,337,334)	599,983	(2,734,939)
ProFund VP Technology	–	–	–	(5,266,802)	5,386,602	119,800
ProFund VP Telecommunications	458,265	–	–	(7,837,743)	1,370,872	(6,008,606)
ProFund VP Utilities	916,026	–	–	(4,749,233)	6,754,655	2,921,448
ProFund VP U.S. Government Plus	–	–	–	(18,773,965)	(1,625,809)	(20,399,774)
ProFund VP Rising Rates Opportunity	–	–	–	(75,024,520)	756,714	(74,267,806)
ProFund VP Falling U.S. Dollar	–	–	–	(2,045,867)	–	(2,045,867)
ProFund VP Money Market	–	–	–	–	–	–

At December 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$99,084,523	$22,024,676	$(11,512,595)	$10,512,081
ProFund VP Mid-Cap	8,208,000	–	–	–
ProFund VP Small-Cap	8,387,499	349,523	(79,157)	270,366
ProFund VP Dow 30	200,000	–	–	–
ProFund VP NASDAQ-100	40,204,384	13,496,733	(3,636,865)	9,859,868
ProFund VP Large-Cap Value	37,153,270	6,714,534	(9,981,317)	(3,266,783)
ProFund VP Large-Cap Growth	29,733,348	11,227,436	(4,367,341)	6,860,095
ProFund VP Mid-Cap Value	27,414,795	7,694,566	(5,817,328)	1,877,238
ProFund VP Mid-Cap Growth	65,740,330	15,124,164	(6,220,865)	8,903,299
ProFund VP Small-Cap Value	26,724,268	7,225,750	(6,440,656)	785,094
ProFund VP Small-Cap Growth	53,471,155	11,577,001	(6,229,055)	5,347,946
ProFund VP Asia 30	75,808,832	34,867,010	(11,472,503)	23,394,507
ProFund VP Europe 30	44,827,567	10,379,909	(7,001,626)	3,378,283
ProFund VP International	20,123,278	–	(1,280)	(1,280)
ProFund VP Emerging Markets	47,934,103	4,042,794	(463,009)	3,579,785
ProFund VP Japan	10,906,884	–	(736)	(736)
ProFund VP UltraBull	17,421,037	1,438,778	(484,284)	954,494
ProFund VP UltraMid-Cap	34,753,197	7,217,023	(2,313,087)	4,903,936
ProFund VP UltraSmall-Cap	35,319,247	1,076,657	(117,272)	959,385
ProFund VP UltraNASDAQ-100	25,609,250	8,391,051	(2,922,773)	5,468,278

354 :: Notes to Financial Statements :: December 31, 2010

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bear	$26,421,531	$–	$(1,769)	$(1,769)
ProFund VP Short Mid-Cap	1,809,000	–	–	–
ProFund VP Short Small-Cap	5,622,000	–	–	–
ProFund VP Short Dow 30	68,000	–	–	–
ProFund VP Short NASDAQ-100	12,044,799	–	(703)	(703)
ProFund VP Short International	1,168,000	–	–	–
ProFund VP Short Emerging Markets	2,142,000	–	–	–
ProFund VP UltraShort Dow 30	512,000	–	–	–
ProFund VP UltraShort NASDAQ-100	1,855,000	–	–	–
ProFund VP Banks	9,603,223	2,485,948	(6,529,402)	(4,043,454)
ProFund VP Basic Materials	65,563,553	31,146,803	(16,757,471)	14,389,332
ProFund VP Biotechnology	4,503,061	3,199,719	(1,294,897)	1,904,822
ProFund VP Consumer Goods	16,482,095	5,412,705	(2,140,659)	3,272,046
ProFund VP Consumer Services	19,479,811	3,842,845	(1,102,534)	2,740,311
ProFund VP Financials	30,164,246	12,369,226	(14,267,710)	(1,898,484)
ProFund VP Health Care	19,540,326	8,412,558	(4,747,571)	3,664,987
ProFund VP Industrials	14,059,954	5,490,303	(249,031)	3,241,272
ProFund VP Internet	13,020,250	5,568,495	(866,603)	4,701,892
ProFund VP Oil & Gas	59,290,540	45,588,758	(9,085,583)	36,503,175
ProFund VP Pharmaceuticals	5,316,989	1,305,797	(1,353,017)	(47,220)
ProFund VP Precious Metals	172,940,811	–	(14,764)	(14,764)
ProFund VP Real Estate	13,106,075	9,691,310	(4,223,907)	5,467,403
ProFund VP Semiconductor	1,931,064	1,149,859	(549,816)	600,043
ProFund VP Technology	10,272,793	8,704,664	(3,318,062)	5,386,602
ProFund VP Telecommunications	12,662,159	3,662,245	(2,290,233)	1,372,012
ProFund VP Utilities	27,168,867	11,828,215	(5,073,560)	6,754,655
ProFund VP U.S. Government Plus	44,651,780	–	(368,539)	(368,539)
ProFund VP Rising Rates Opportunity	58,388,712	–	(6,135)	(6,135)
ProFund VP Falling U.S. Dollar	1,293,000	–	–	–
ProFund VP Money Market	194,211,000	–	–	–

Report of Independent Registered Public Accounting Firm :: 355

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following fifty funds included in the ProFunds Trust:

ProFund VP Bull	ProFund VP UltraMid-Cap	ProFund VP Financials
ProFund VP Mid-Cap	ProFund VP UltraSmall-Cap	ProFund VP Health Care
ProFund VP Small-Cap	ProFund VP UltraNASDAQ-100	ProFund VP Industrials
ProFund VP Dow 30	ProFund VP Bear	ProFund VP Internet
ProFund VP NASDAQ-100	ProFund VP Short Mid-Cap	ProFund VP Oil & Gas
ProFund VP Large-Cap Value	ProFund VP Short Small-Cap	ProFund VP Pharmaceuticals
ProFund VP Large-Cap Growth	ProFund VP Short Dow 30	ProFund VP Precious Metals
ProFund VP Mid-Cap Value	ProFund VP Short NASDAQ-100	ProFund VP Real Estate
ProFund VP Mid-Cap Growth	ProFund VP Short International	ProFund VP Semiconductor
ProFund VP Small-Cap Value	ProFund VP Short Emerging Markets	ProFund VP Technology
ProFund VP Small-Cap Growth	ProFund VP UltraShort Dow 30	ProFund VP Telecommunications
ProFund VP Asia 30	ProFund VP UltraShort NASDAQ-100	ProFund VP Utilities
ProFund VP Europe 30	ProFund VP Banks	ProFund VP U.S.Government Plus
ProFund VP International	ProFund VP Basic Materials	ProFund VP Rising Rates Opportunity
ProFund VP Emerging Markets	ProFund VP Biotechnology	ProFund VP Falling U.S.Dollar
ProFund VP Japan	ProFund VP Consumer Goods	ProFund VP Money Market
ProFund VP UltraBull	ProFund VP Consumer Services

(hereafter collectively referred to as the “Funds”) at December 31, 2010, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 24, 2011

356 :: Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2010, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends
Received
Deduction

ProFund VP Bull	100.00%
ProFund VP Large-Cap Value	100.00%
ProFund VP Large-Cap Growth	100.00%
ProFund VP Mid-Cap Value	100.00%
ProFund VP Europe 30	3.61%
ProFund VP Banks	100.00%
ProFund VP Basic Materials	100.00%
ProFund VP Financials	100.00%
ProFund VP Health Care	100.00%
ProFund VP Industrials	100.00%
ProFund VP Internet	4.32%
ProFund VP Oil & Gas	100.00%
ProFund VP Pharmaceuticals	100.00%
ProFund VP Real Estate	0.10%
ProFund VP Semiconductor	100.00%
ProFund VP Telecommunications	78.77%
ProFund VP Utilities	100.00%

For the fiscal year ended December 31, 2010, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Long-Term
Capital Gain

ProFund VP Bull	$1,241,798
ProFund VP Mid-Cap	357,615
ProFund VP Asia 30	5,281,306
ProFund VP International	577,242
ProFund VP Internet	535,015

For the fiscal year ended December 31, 2010, the amount of short-term capital gain designated by the ProFunds VP were as follows:

Short-Term
Capital Gain

ProFund VP Mid-Cap	$575,549
ProFund VP Emerging Markets	474,549
ProFund VP Internet	546,893
ProFund VP Precious Metals	43,312

December 31, 2010 (unaudited) :: Board Approval of Investment Advisory Agreement :: 357

At a meeting held on September 22, 2010, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were acceptable given the services provided.

358 :: Board Approval of Investment Advisory Agreement :: December 31, 2010 (unaudited)

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2010. The Board focused on each Fund’s performance against its benchmark for the same periods and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was satisfactory.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fall-out,” benefits, if any, that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFunds Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

Expense Examples

360 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2010 and held for the entire period from July 1, 2010 through December 31, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10

ProFund VP Bull	$1,000.00	$1,220.40	$9.40	1.68%
ProFund VP Mid-Cap	1,000.00	1,267.60	9.60	1.68%
ProFund VP Small-Cap	1,000.00	1,291.70	9.70	1.68%
ProFund VP Dow 30	1,000.00	1,164.30	11.24	2.06%
ProFund VP NASDAQ-100	1,000.00	1,269.80	9.61	1.68%
ProFund VP Large-Cap Value	1,000.00	1,205.30	9.34	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,238.80	9.48	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,242.70	9.50	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,303.20	9.75	1.68%
ProFund VP Small-Cap Value	1,000.00	1,253.40	9.54	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,269.50	9.61	1.68%
ProFund VP Asia 30	1,000.00	1,216.10	9.38	1.68%
ProFund VP Europe 30	1,000.00	1,242.50	9.50	1.68%
ProFund VP International	1,000.00	1,259.30	9.57	1.68%
ProFund VP Emerging Markets	1,000.00	1,243.90	9.50	1.68%
ProFund VP Japan	1,000.00	1,091.80	8.86	1.68%
ProFund VP UltraBull	1,000.00	1,467.50	10.45	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,603.30	11.02	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,616.60	11.08	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,594.90	10.99	1.68%
ProFund VP Bear	1,000.00	792.90	7.59	1.68%
ProFund VP Short Mid-Cap	1,000.00	759.30	7.45	1.68%
ProFund VP Short Small-Cap	1,000.00	743.60	7.38	1.68%
ProFund VP Short Dow 30	1,000.00	764.90	7.47	1.68%
ProFund VP Short NASDAQ-100	1,000.00	763.90	7.47	1.68%
ProFund VP Short International	1,000.00	762.20	7.46	1.68%
ProFund VP Short Emerging Markets	1,000.00	772.00	7.50	1.68%
ProFund VP UltraShort Dow 30	1,000.00	645.10	6.97	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	575.30	6.71	1.69%
ProFund VP Banks	1,000.00	1,112.00	8.94	1.68%
ProFund VP Basic Materials	1,000.00	1,448.80	10.37	1.68%
ProFund VP Biotechnology	1,000.00	1,151.00	9.11	1.68%
ProFund VP Consumer Goods	1,000.00	1,214.60	9.38	1.68%
ProFund VP Consumer Services	1,000.00	1,257.30	9.56	1.68%
ProFund VP Financials	1,000.00	1,162.60	9.16	1.68%
ProFund VP Health Care	1,000.00	1,127.50	9.01	1.68%
ProFund VP Industrials	1,000.00	1,278.50	9.65	1.68%
ProFund VP Internet	1,000.00	1,428.90	10.29	1.68%
ProFund VP Oil & Gas	1,000.00	1,361.30	10.00	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,104.50	8.91	1.68%
ProFund VP Precious Metals	1,000.00	1,249.60	9.53	1.68%
ProFund VP Real Estate	1,000.00	1,200.90	9.32	1.68%

Expense Examples (unaudited) :: 361

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10

ProFund VP Semiconductor	$1,000.00	$1,232.60	$9.45	1.68%
ProFund VP Technology	1,000.00	1,238.60	9.48	1.68%
ProFund VP Telecommunications	1,000.00	1,284.70	9.67	1.68%
ProFund VP Utilities	1,000.00	1,137.10	9.05	1.68%
ProFund VP U.S. Government Plus	1,000.00	925.70	6.70	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,036.30	8.62	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	1,084.60	8.83	1.68%
ProFund VP Money Market	1,000.00	1,000.10	0.60	0.12%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

362 :: Expense Examples (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10

ProFund VP Bull	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Dow 30	1,000.00	1,014.82	10.46	2.06%
ProFund VP NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Large-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Asia 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Europe 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP International	1,000.00	1,016.74	8.54	1.68%
ProFund VP Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP Japan	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraBull	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Bear	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Mid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Dow 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short International	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraShort Dow 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,016.69	8.59	1.69%
ProFund VP Banks	1,000.00	1,016.74	8.54	1.68%
ProFund VP Basic Materials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Biotechnology	1,000.00	1,016.74	8.54	1.68%
ProFund VP Consumer Goods	1,000.00	1,016.74	8.54	1.68%
ProFund VP Consumer Services	1,000.00	1,016.74	8.54	1.68%
ProFund VP Financials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Health Care	1,000.00	1,016.74	8.54	1.68%
ProFund VP Industrials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Internet	1,000.00	1,016.74	8.54	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.74	8.54	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Precious Metals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Real Estate	1,000.00	1,016.74	8.54	1.68%
ProFund VP Semiconductor	1,000.00	1,016.74	8.54	1.68%
ProFund VP Technology	1,000.00	1,016.74	8.54	1.68%
ProFund VP Telecommunications	1,000.00	1,016.74	8.54	1.68%
ProFund VP Utilities	1,000.00	1,016.74	8.54	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,018.25	7.02	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.74	8.54	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.74	8.54	1.68%
ProFund VP Money Market	1,000.00	1,024.60	0.61	0.12%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Trustees and Officers (unaudited) :: 363

Number of
Operational
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorship
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee*	Trustee

Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to Present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	None

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Executive Officers
Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel and Chief Compliance Officer of ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present).

364 :: Trustees and Officers (unaudited)

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009).

Jack P. Huntington 100 Summer Street, Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008).

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. since 2007 and has been employed by Citi Fund Services Ohio, Inc. in various other roles since 1993.

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/63	Assistant Treasurer	Indefinite; March 2006 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (September 1998 to present).

The ProFunds’ VP Statement of Additional Information includes additional information about the ProFunds’ VP Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/10

ProFunds

CLASSIC PROFUNDS VP

Bull
Small-Cap
Europe 30

NON-EQUITY PROFUND VP

Rising Rates Opportunity

DECEMBER 31, 2010

Annual Report

Table of Contents

i	Message from the Chairman
3	Management Discussion of Fund Performance
7	Financial Statements and Financial Highlights
8	ProFund VP Bull
19	ProFund VP Small-Cap
34	ProFund VP Europe 30
40	ProFund VP Rising Rates Opportunity
45	Notes to Financial Statements
56	Report of Independent Registered Public Accounting Firm
57	Additional Tax Information
58	Board Approval of Investment Advisory Agreement
61	Expense Examples
63	Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2010.

Market Recovery Stays on Course

U.S. equity markets finished 2010 up solidly despite a turbulent first six months. Large- and mid-cap stocks as measured by the S&P 500® and S&P 400® indexes were down through the end of June, but made a resurgence during the second half of the year ending 2010 up 15.1% and 26.7%, respectively. The Russell 2000® index also reflected a strong recovery for small-cap stocks, reversing a first-half decline to finish the year up 26.9%.

U.S. sector indexes in 2010 rose overall. Leading the way were basic materials, real estate, and industrials, which each rose more than 20%. Showing lesser gains, but still outperforming the S&P 500®, were oil and gas, consumer services, and telecommunications. Remaining U.S. sectors rose for the year as well, but lagged the total return of the S&P 500®.

Overseas, the first six months of 2010 presented significant challenges that drove down the performance of international stocks. As with many of their domestic counterparts, however, they recovered and finished the year more strongly. Developed markets outside of the U.S. and Canada rose 8.2% according to the MSCI EAFE® Index. Emerging markets as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index® finished 2010 up 11.4%.

An Up Year for Bonds and the U.S. Dollar

Fixed-income returns also increased for 2010. 10-year Treasury bonds rose by 8.6% and 30-year Treasuries rose by 9.2% for the year as measured by their respective Ryan Labs Treasury 10 Year and Treasury 30 Year indexes. The broader fixed-income market ended the year up 6.5% according to Barclays Capital U.S. Aggregate Bond Index®. Lastly, the dollar rose 1.4% in 2010 as reported by the New York Board of Trade’s U.S. Dollar Index which measures the dollar’s performance against six foreign currencies.

Thank you for choosing ProFunds. We appreciate the trust you have placed in us and look forward to continuing to serve your investing needs.

Sincerely,

Michael Sapir
Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.1 ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.2

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during the period:3

•

Benchmark Performance: The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•

The Impact of Leverage on the Funds’ Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or –100% of the daily performance of an index was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index. The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% was inversely impacted by the daily performance of the Funds’ underlying indexes.

•

Compounding of Daily Returns and Volatility: Leveraged and Inverse ProFunds VP are designed to provide a multiple of index returns (e.g. 200%, 125%, –200%, –125%, –100%) for a single day only. For longer periods, performance may be greater than or less than the one day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leverage and inverse funds. On periods longer than one day compounding can increase returns in certain upward trending low volatility markets and can decrease losses in certain downward trending low volatility markets. In more volatile periods, compounding commonly reduces returns and increases losses over periods greater than one day. The differences in return over time due to compounding are a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, index volatility and magnitude of index return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of return will generally contribute to greater negative (positive) deviations.

•
Cost of Obtaining Leverage and Inverse Exposure: Funds with positive multiples of a benchmark index (leveraged funds) generally pay a financing rate to obtain the required leverage positions. The rates paid are typically short term rates, such as one month LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most leveraged funds incurred net financing costs, some leveraged funds benefited from a negative financing rate, due to a combination of very low levels of LIBOR and negative spreads.

Funds with negative multiples of a benchmark index (inverse funds) generally receive a financing rate when obtaining the required short positions. The rates received are typically short term rates, such as one month LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most inverse funds benefited from receiving net positive financing rates, some inverse funds incurred costs (i.e., earned negative financing rates), due to a combination of very low levels of LIBOR and negative spreads.

•
Equity Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•
Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

[1]	Other than ProFund VP Money Market.
[2]

A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.

[3]	Past performance is not a guarantee of future results.
[4]

Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

Management Discussion of Fund Performance (unaudited) :: 5

Economy

Financial markets pushed higher in 2010, marking a second year of recovery from the financial crisis of 2008. Policy makers continued to respond with measures that appeared to directly and indirectly drive prices higher across a wide variety of asset classes. Corporate profits were robust and real economic activity steadily recovered, albeit at a slow rate.

The first half of the year featured warnings about contagion from the sovereign debt crisis in Europe and fears of a double-dip recession in the U.S., accompanied by a 1,400 point drop in the Dow Jones Industrial Average which pushed the index below the 10,000 mark. Bond yields plunged as well, and the U.S.Dollar Index surged as investors searched for safe havens. The second half of 2010 was a different story. The stock market reversed course in July, alongside stronger economic data. Bond yields started rising as the global economy regained its footing, and the U.S.Dollar Index gave up some of its gains.

During the summer of 2010, the Federal Open Market Committee (FOMC) began to signal to financial markets that it was considering additional monetary policy accommodation by conducting further asset purchases. At its meeting in early November, the FOMC formally announced its intention to purchase an additional $600 billion in Treasury securities by the end of the second quarter of 2011, about one-third of the value of securities purchased in its earlier programs. In addition, Congress approved an $858 billion package of tax cuts and spending in December which included an extension of unemployment benefits.

Real gross domestic product, the output of goods and services produced by labor and property located in the U.S., increased at an annual rate of 3.2% in the fourth quarter of 2010. Inflation, as measured by changes in the CPI, declined from 2.7% in 2009 to 1.5% in 2010. A deceleration in gasoline prices accounted for much of this slowdown, as it increased 13.8% in 2010 after rising 53.5% in 2009. The unemployment rate was at 9.4% in December 2010, down slightly from 10.0% in December 2009.

During the first half of the year when home buyer tax credits were in place, housing sales were strong and housing prices stabilized but when these credits expired, transactions fell to a fifteen year low and a still-large excess supply of housing continued to weigh on the market. The commercial real estate market also remained anemic. Prices of economically sensitive commodities rallied strongly, with copper and gold reaching all time highs, in part due to strong demand from China and other emerging markets.

Index Performance5

For the one year period ending December 31, 2010 the U.S.equity market posted positive returns as measured by various broad-market indexes. The S&P 500 Index was up +15.1%, the S&P MidCap 400 Index was up +26.7%, the Dow Jones Industrial Average increased +14.1%, the Russell 2000 Index increased +26.9%, and the NASDAQ-100 Index was up +20.2% for the year.

Of the 17 offered Sector ProFunds VP, those that outperformed the S&P 500 Index included Internet (+37.3%), Precious Metals (+36.0%), Basic Materials (+31.7%), Real Estate (+26.9%), Industrials (+26.0%), Consumer Services (+23.7%), Oil & Gas (+19.7%), Consumer Goods (+19.5%), and Telecommunications (+17.7%). Sectors underperforming the S&P 500 Index were Pharmaceuticals (+2.1%), Health Care (+4.5%), Biotechnology (+6.9%), Utilities (+7.8%), Banks (+11.3%), Technology (+12.6%), Financial (+12.7%) and Semiconductors (+14.2%).

Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced positive returns. Based on these indices, Growth outperformed Value in the small and mid capitalization spectrum: Small-Cap Growth +28.4% versus Small-Cap Value +25.0%; Mid-Cap Growth +30.7% versus Mid-Cap Value +22.8%; and Large-Cap Growth and Large-Cap Value were up +15.1% and 15.2%, respectively.

International stocks also fared well, though not quite as well as U.S. Indexes. Major international equity markets posted positive returns generally, except for Japan’s Nikkei 225 Stock Average Index which was down -1.5%. The ProFunds Asia 30 Index increased +15.0%. The Bank of New York Mellon Emerging Markets 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was up +11.4%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., increased +8.2%. The ProFunds Europe 30 Index was up +2.6%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned +9.2%. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was up +1.4% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index).

Index Volatility

Daily volatility for the U.S. equity markets lessened significantly from a year ago. The volatility for the S&P 500 for the year ended December 31, 2010, was 18.06%, which was lower than the prior year’s volatility of 27.27%. At a given index return level, increased volatility tends to

6 :: Management Discussion of Fund Performance (unaudited)

negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones Precious Metals Index. The least volatile were the Dow Jones U.S. Pharmaceuticals Index and the U.S. Dollar Index. The volatility of each index is shown below.

	One Year	Index
Underlying Index	Return(a),(b)	Volatility

Dow Jones U.S. Banks Index	11.3%	29.27%
Dow Jones U.S. Precious Metals Index	36.0%	28.82%
Dow Jones U.S. Basic Materials Index	31.7%	27.55%
Dow Jones U.S. Real Estate Index	26.9%	26.89%
Dow Jones U.S. Semiconductors Index	14.2%	26.46%
S&P SmallCap 600/Citigroup Value Index	25.0%	25.15%
Russell 2000 Index	26.9%	25.09%
Bank of New Yew Mellon Emerging Markets 50 ADR Index	11.4%	24.76%
Dow Jones U.S. Financials Index	12.7%	24.65%
ProFunds Asia 30 Index	15.0%	23.36%
Dow Jones U.S. Oil & Gas Index	19.7%	22.82%
ProFunds Europe 30 Index	2.6%	22.76%
S&P SmallCap 600/Citigroup Growth Index	28.4%	22.73%
Dow Jones U.S. Internet Composite Index	37.3%	22.53%
Dow Jones U.S. Industrials Index	26.0%	21.70%
S&P MidCap 400/Citigroup Value Index	22.8%	21.10%
S&P MidCap 400/Citigroup Growth Index	30.7%	21.09%
S&P MidCap 400 Index	26.7%	21.01%
Nikkei 225 Stock Average Index	-1.5%	20.97%
Dow Jones U.S. Technology Index	12.6%	20.15%
NASDAQ-100 Index	20.2%	19.49%
Dow Jones U.S. Biotechnology Index	6.9%	19.31%
MSCI EAFE Index	8.2%	18.82%
S&P 500/Citigroup Value Index	15.2%	18.50%
Dow Jones U.S. Consumer Services Index	23.7%	18.17%
S&P 500 Index	15.1%	18.06%
S&P 500/Citigroup Growth Index	15.1%	17.90%
Ryan Labs Treasury 30 Year Index	9.2%	17.17%
Dow Jones Industrial Average	14.1%	16.17%
Dow Jones U.S. Utilities Index	7.8%	15.27%
Dow Jones U.S. Health Care Index	4.5%	14.82%
Dow Jones U.S. Telecommunications Index	17.7%	14.46%
Dow Jones U.S. Consumer Goods Index	19.5%	14.12%
Dow Jones U.S. Pharmaceuticals Index	2.1%	13.93%
U.S. Dollar Index	1.4%	8.64%

(a)	Performances are total return except for the ProFunds Europe 30 Index, the ProFunds Asia 30 Index, and the U.S. Dollar Index.
(b)	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding the ProFunds Europe 30 Index and ProFunds Asia 30 Index).

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, the most common benchmark financing rate for the Funds, began the year at 0.21%, rose to a high of 0.33% in May, and dropped to 0.25% by the end of the year. Funds with positive multiples of a benchmark index (leveraged funds) generally pay a financing rate to obtain the required leverage positions. The rates paid are typically short term rates, such as one week LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most leveraged funds incurred net financing costs, some leveraged funds benefited from a negative financing rate, due to a combination of very low levels of LIBOR and negative spreads.

Funds with negative multiples of a benchmark index (inverse funds) generally receive a financing rate when obtaining the required short positions. The rates received are typically short term rates, such as one week LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most inverse funds benefited from receiving net positive financing rates, some inverse funds incurred costs (i.e., earned negative financing rates), due to a combination of very low levels of LIBOR and negative spreads.

ProFunds VP do not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of a company. In addition, PFA does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions;or normally take defensive positions.

Financial Statements and Financial Highlights

8 :: ProFund VP Bull :: Management Discussion of Fund Performance

The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the year ended December 31, 2010, the Fund had a total return of 12.58%, compared to a total return of 15.08%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), General Electric Co (+20.89%), and Chevron Corp (+18.52%), while the bottom three performers in this group were Microsoft Corp (-8.43%), Johnson & Johnson (-3.97%), and JP Morgan Chase & Co (+1.80%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $ 10,000 in the ProFund VP Bull from May 1, 2001 (inception date) to December 31, 2010 assuming the reinvestments of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Bull	12.58%	0.53%	-0.16%
S&P 500 Index	15.08%	2.29%	1.86%

Expense Ratios**
Fund	Gross	Net

ProFund VP Bull	1.80%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition
Market Exposure
Investment Type	% of Net Assets

Equity Securities	71%
Futures Contracts	15%
Swap Agreements	14%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	2.3%
Apple Computer, Inc.	1.8%
Microsoft Corp.	1.3%
General Electric Co.	1.2%
Chevron Corp.	1.1%

S&P 500 Index – Composition
% of Index

Consumer Non-Cyclical	21%
Financial	16%
Technology	13%
Energy	12%
Communications	12%
Industrial	11%
Consumer Cyclical	9%
Basic Materials	4%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Bull :: 9

Schedule of Portfolio Investments

Common Stocks (71.3%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,536	$391,457
Abbott Laboratories (Pharmaceuticals)	9,720	465,685
Abercrombie & Fitch Co.—Class A (Retail)	567	32,676
ACE, Ltd. (Insurance)	2,106	131,098
Adobe Systems, Inc.* (Software)	3,240	99,727
Advanced Micro Devices, Inc.* (Semiconductors)	3,645	29,816
Aetna, Inc. (Healthcare-Services)	2,511	76,611
AFLAC, Inc. (Insurance)	2,997	169,121
Agilent Technologies, Inc.* (Electronics)	2,187	90,607
Air Products & Chemicals, Inc. (Chemicals)	1,377	125,238
Airgas, Inc. (Chemicals)	486	30,356
AK Steel Holding Corp. (Iron/Steel)	729	11,934
Akamai Technologies, Inc.* (Internet)	1,134	53,355
Alcoa, Inc. (Mining)	6,480	99,727
Allegheny Energy, Inc. (Electric)	1,053	25,525
Allegheny Technologies, Inc. (Iron/Steel)	648	35,757
Allergan, Inc. (Pharmaceuticals)	1,944	133,494
Allstate Corp. (Insurance)	3,402	108,456
Altera Corp. (Semiconductors)	1,944	69,168
Altria Group, Inc. (Agriculture)	13,203	325,058
Amazon.com, Inc.* (Internet)	2,268	408,240
Ameren Corp. (Electric)	1,539	43,384
American Electric Power, Inc. (Electric)	2,997	107,832
American Express Co. (Diversified Financial Services)	6,642	285,075
American International Group, Inc.* (Insurance)	891	51,339
American Tower Corp.* (Telecommunications)	2,511	129,668
Ameriprise Financial, Inc. (Diversified Financial Services)	1,539	88,569
AmerisourceBergen Corp. (Pharmaceuticals)	1,782	60,802
Amgen, Inc.* (Biotechnology)	5,994	329,071
Amphenol Corp.—Class A (Electronics)	1,134	59,853
Anadarko Petroleum Corp. (Oil & Gas)	3,159	240,589
Analog Devices, Inc. (Semiconductors)	1,863	70,179
AON Corp. (Insurance)	2,106	96,897
Apache Corp. (Oil & Gas)	2,430	289,729
Apartment Investment and Management Co.—Class A (REIT)	729	18,837
Apollo Group, Inc.—Class A* (Commercial Services)	810	31,987
Apple Computer, Inc.* (Computers)	5,751	1,855,043
Applied Materials, Inc. (Semiconductors)	8,424	118,357
Archer-Daniels-Midland Co. (Agriculture)	4,050	121,824
Assurant, Inc. (Insurance)	648	24,961
AT&T, Inc. (Telecommunications)	37,341	1,097,079
Autodesk, Inc.* (Software)	1,458	55,696
Automatic Data Processing, Inc. (Software)	3,078	142,450
AutoNation, Inc.* (Retail)	405	11,421
AutoZone, Inc.* (Retail)	162	44,160
Avalonbay Communities, Inc. (REIT)	567	63,816
Avery Dennison Corp. (Household Products/Wares)	648	27,436
Avon Products, Inc. (Cosmetics/Personal Care)	2,673	77,677
Baker Hughes, Inc. (Oil & Gas Services)	2,754	157,446
Ball Corp. (Packaging & Containers)	567	38,584
Bank of America Corp. (Banks)	63,666	849,304
Bank of New York Mellon Corp. (Banks)	7,857	237,281
Bard (C.R.), Inc. (Healthcare-Products)	567	52,034
Baxter International, Inc. (Healthcare-Products)	3,645	184,510
BB&T Corp. (Banks)	4,374	114,992
Becton, Dickinson & Co. (Healthcare-Products)	1,458	123,230
Bed Bath & Beyond, Inc.* (Retail)	1,620	79,623
Bemis Co., Inc. (Packaging & Containers)	648	21,164
Berkshire Hathaway, Inc.—Class B* (Insurance)	10,935	876,003
Best Buy Co., Inc. (Retail)	2,106	72,215
Big Lots, Inc.* (Retail)	486	14,804
Biogen Idec, Inc.* (Biotechnology)	1,539	103,190
BMC Software, Inc.* (Software)	1,134	53,457
Boeing Co. (Aerospace/Defense)	4,617	301,305
Boston Properties, Inc. (REIT)	891	76,715
Boston Scientific Corp.* (Healthcare-Products)	9,558	72,354
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,773	285,269
Broadcom Corp.—Class A (Semiconductors)	2,835	123,464
Brown-Forman Corp. (Beverages)	648	45,114
C.H. Robinson Worldwide, Inc. (Transportation)	1,053	84,440
CA, Inc. (Software)	2,430	59,389
Cablevision Systems Corp.—Class A (Media)	1,539	52,080
Cabot Oil & Gas Corp. (Oil & Gas)	648	24,527
Cameron International Corp.* (Oil & Gas Services)	1,539	78,073
Campbell Soup Co. (Food)	1,215	42,221
Capital One Financial Corp. (Diversified Financial Services)	2,916	124,105
Cardinal Health, Inc. (Pharmaceuticals)	2,187	83,784
CareFusion Corp.* (Healthcare-Products)	1,377	35,389
Carmax, Inc.* (Retail)	1,458	46,481
Carnival Corp.—Class A (Leisure Time)	2,754	126,987
Caterpillar, Inc. (Machinery-Construction & Mining)	3,969	371,737
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,863	38,154
CBS Corp.—Class B (Media)	4,293	81,782
Celgene Corp.* (Biotechnology)	2,997	177,243
CenterPoint Energy, Inc. (Electric)	2,673	42,020
CenturyTel, Inc. (Telecommunications)	1,944	89,754
Cephalon, Inc.* (Pharmaceuticals)	486	29,996
Cerner Corp.* (Software)	486	46,044
CF Industries Holdings, Inc. (Chemicals)	486	65,683
Chesapeake Energy Corp. (Oil & Gas)	4,131	107,034
Chevron Corp. (Oil & Gas)	12,717	1,160,426
Chubb Corp. (Insurance)	1,944	115,940
CIGNA Corp. (Insurance)	1,701	62,359
Cincinnati Financial Corp. (Insurance)	1,053	33,370
Cintas Corp. (Textiles)	810	22,648
Cisco Systems, Inc.* (Telecommunications)	34,992	707,888
Citigroup, Inc.* (Diversified Financial Services)	183,384	867,406

See accompanying notes to the financial statements.

10 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value

Citrix Systems, Inc.* (Software)	1,215	$83,118
Cliffs Natural Resources, Inc. (Iron/Steel)	891	69,507
Clorox Co. (Household Products/Wares)	891	56,382
CME Group, Inc. (Diversified Financial Services)	405	130,309
CMS Energy Corp. (Electric)	1,539	28,625
Coach, Inc. (Apparel)	1,863	103,043
Coca-Cola Co. (Beverages)	14,661	964,254
Coca-Cola Enterprises, Inc. (Beverages)	2,106	52,713
Cognizant Technology Solutions Corp.* (Computers)	1,944	142,476
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,078	247,379
Comcast Corp.—Class A (Media)	17,577	386,167
Comerica, Inc. (Banks)	1,134	47,900
Computer Sciences Corp. (Computers)	972	48,211
Compuware Corp.* (Software)	1,377	16,070
ConAgra Foods, Inc. (Food)	2,754	62,185
ConocoPhillips (Oil & Gas)	9,315	634,351
CONSOL Energy, Inc. (Coal)	1,458	71,063
Consolidated Edison, Inc. (Electric)	1,863	92,349
Constellation Brands, Inc.* (Beverages)	1,134	25,118
Constellation Energy Group, Inc. (Electric)	1,296	39,696
Corning, Inc. (Telecommunications)	9,882	190,920
Costco Wholesale Corp. (Retail)	2,754	198,866
Coventry Health Care, Inc.* (Healthcare-Services)	972	25,661
CSX Corp. (Transportation)	2,349	151,769
Cummins, Inc. (Machinery-Diversified)	1,215	133,662
CVS Caremark Corp. (Retail)	8,586	298,535
D.R. Horton, Inc. (Home Builders)	1,782	21,259
Danaher Corp. (Miscellaneous Manufacturing)	3,402	160,472
Darden Restaurants, Inc. (Retail)	891	41,378
DaVita, Inc.* (Healthcare-Services)	648	45,030
Dean Foods Co.* (Food)	1,134	10,025
Deere & Co. (Machinery-Diversified)	2,673	221,993
Dell, Inc.* (Computers)	10,611	143,779
Denbury Resources, Inc.* (Oil & Gas)	2,511	47,935
DENTSPLY International, Inc. (Healthcare-Products)	891	30,445
Devon Energy Corp. (Oil & Gas)	2,754	216,217
DeVry, Inc. (Commercial Services)	405	19,432
Diamond Offshore Drilling, Inc. (Oil & Gas)	405	27,082
DIRECTV—Class A* (Media)	5,265	210,231
Discover Financial Services (Diversified Financial Services)	3,402	63,039
Discovery Communications, Inc.—Class A* (Media)	1,782	74,309
Dominion Resources, Inc. (Electric)	3,645	155,714
Dover Corp. (Miscellaneous Manufacturing)	1,215	71,017
Dr. Pepper Snapple Group, Inc. (Beverages)	1,458	51,263
DTE Energy Co. (Electric)	1,053	47,722
Duke Energy Corp. (Electric)	8,343	148,589
Dun & Bradstreet Corp. (Software)	324	26,597
E*TRADE Financial Corp.* (Diversified Financial Services)	1,215	19,440
E.I. du Pont de Nemours & Co. (Chemicals)	5,751	286,860
Eastman Chemical Co. (Chemicals)	486	40,863
Eaton Corp. (Miscellaneous Manufacturing)	1,053	106,890
eBay, Inc.* (Internet)	7,209	200,626
Ecolab, Inc. (Chemicals)	1,458	73,512
Edison International (Electric)	2,025	78,165
El Paso Corp. (Pipelines)	4,455	61,301
Electronic Arts, Inc.* (Software)	2,106	34,496
Eli Lilly & Co. (Pharmaceuticals)	6,399	224,221
EMC Corp.* (Computers)	13,041	298,639
Emerson Electric Co. (Electrical Components & Equipment)	4,779	273,215
Entergy Corp. (Electric)	1,134	80,321
EOG Resources, Inc. (Oil & Gas)	1,620	148,084
EQT Corp. (Oil & Gas)	972	43,584
Equifax, Inc. (Commercial Services)	810	28,836
Equity Residential (REIT)	1,782	92,575
Exelon Corp. (Electric)	4,212	175,388
Expedia, Inc. (Internet)	1,296	32,517
Expeditors International of Washington, Inc. (Transportation)	1,377	75,184
Express Scripts, Inc.* (Pharmaceuticals)	3,321	179,500
Exxon Mobil Corp. (Oil & Gas)	31,833	2,327,629
F5 Networks, Inc.* (Internet)	486	63,258
Family Dollar Stores, Inc. (Retail)	810	40,265
Fastenal Co. (Distribution/Wholesale)	891	53,380
Federated Investors, Inc.—Class B (Diversified Financial Services)	567	14,838
FedEx Corp. (Transportation)	2,025	188,345
Fidelity National Information Services, Inc. (Software)	1,701	46,590
Fifth Third Bancorp (Banks)	5,022	73,723
First Horizon National Corp.* (Banks)	1,459	17,182
First Solar, Inc.* (Energy-Alternate Sources)	324	42,165
FirstEnergy Corp. (Electric)	1,944	71,967
Fiserv, Inc.* (Software)	972	56,920
FLIR Systems, Inc.* (Electronics)	972	28,917
Flowserve Corp. (Machinery-Diversified)	324	38,627
Fluor Corp. (Engineering & Construction)	1,134	75,139
FMC Corp. (Chemicals)	486	38,827
FMC Technologies, Inc.* (Oil & Gas Services)	729	64,815
Ford Motor Co.* (Auto Manufacturers)	23,652	397,117
Forest Laboratories, Inc.* (Pharmaceuticals)	1,782	56,988
Fortune Brands, Inc. (Household Products/Wares)	972	58,563
Franklin Resources, Inc. (Diversified Financial Services)	891	99,088
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,997	359,910
Frontier Communications Corp. (Telecommunications)	6,237	60,686
GameStop Corp.—Class A* (Retail)	972	22,239
Gannett Co., Inc. (Media)	1,539	23,224
General Dynamics Corp. (Aerospace/Defense)	2,349	166,685
General Electric Co. (Miscellaneous Manufacturing)	67,230	1,229,637
General Mills, Inc. (Food)	4,050	144,139
Genuine Parts Co. (Distribution/Wholesale)	972	49,902
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	3,078	40,445
Genzyme Corp.* (Biotechnology)	1,620	115,344
Gilead Sciences, Inc.* (Pharmaceuticals)	5,103	184,933
Goodrich Corp. (Aerospace/Defense)	810	71,337
Google, Inc.—Class A* (Internet)	1,539	914,120
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 11

Common Stocks, continued
	Shares	Value

H & R Block, Inc. (Commercial Services)	1,944	$23,153
Halliburton Co. (Oil & Gas Services)	5,751	234,813
Harley-Davidson, Inc. (Leisure Time)	1,458	50,549
Harman International Industries, Inc.* (Home Furnishings)	405	18,752
Harris Corp. (Telecommunications)	810	36,693
Hartford Financial Services Group, Inc. (Insurance)	2,835	75,099
Hasbro, Inc. (Toys/Games/Hobbies)	891	42,037
HCP, Inc. (REIT)	2,025	74,500
Health Care REIT, Inc. (REIT)	891	42,447
Heinz (H.J.) Co. (Food)	2,025	100,156
Helmerich & Payne, Inc. (Oil & Gas)	648	31,415
Hess Corp. (Oil & Gas)	1,863	142,594
Hewlett-Packard Co. (Computers)	14,337	603,588
Home Depot, Inc. (Retail)	10,368	363,502
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,941	262,664
Hormel Foods Corp. (Food)	405	20,760
Hospira, Inc.* (Pharmaceuticals)	1,053	58,642
Host Marriott Corp. (REIT)	4,212	75,268
Hudson City Bancorp, Inc. (Savings & Loans)	3,321	42,310
Humana, Inc.* (Healthcare-Services)	1,053	57,641
Huntington Bancshares, Inc. (Banks)	4,536	31,162
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,159	168,691
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,025	95,357
Integrys Energy Group, Inc. (Electric)	486	23,576
Intel Corp. (Semiconductors)	35,235	740,992
IntercontinentalExchange, Inc.* (Diversified Financial Services)	486	57,907
International Business Machines Corp. (Computers)	7,857	1,153,093
International Flavors & Fragrances, Inc. (Chemicals)	486	27,017
International Game Technology (Entertainment)	1,863	32,956
International Paper Co. (Forest Products & Paper)	2,754	75,019
Interpublic Group of Cos., Inc.* (Advertising)	3,078	32,688
Intuit, Inc.* (Software)	1,782	87,853
Intuitive Surgical, Inc.* (Healthcare-Products)	243	62,633
Invesco, Ltd. (Diversified Financial Services)	2,916	70,159
Iron Mountain, Inc. (Commercial Services)	1,296	32,413
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,134	59,093
J.C. Penney Co., Inc. (Retail)	1,458	47,108
J.P. Morgan Chase & Co. (Diversified Financial Services)	24,705	1,047,986
Jabil Circuit, Inc. (Electronics)	1,215	24,409
Jacobs Engineering Group, Inc.* (Engineering & Construction)	810	37,139
Janus Capital Group, Inc. (Diversified Financial Services)	1,134	14,708
JDS Uniphase Corp.* (Telecommunications)	1,377	19,939
JM Smucker Co. (Food)	729	47,859
Johnson & Johnson (Healthcare-Products)	17,334	1,072,108
Johnson Controls, Inc. (Auto Parts & Equipment)	4,293	163,993
Juniper Networks, Inc.* (Telecommunications)	3,321	122,611
Kellogg Co. (Food)	1,620	82,750
KeyCorp (Banks)	5,589	49,463
Kimberly-Clark Corp. (Household Products/Wares)	2,592	163,400
Kimco Realty Corp. (REIT)	2,592	46,760
KLA -Tencor Corp. (Semiconductors)	1,053	40,688
Kohls Corp.* (Retail)	1,944	105,637
Kraft Foods, Inc. (Food)	11,016	347,114
Kroger Co. (Food)	4,050	90,558
L-3 Communications Holdings, Inc. (Aerospace/Defense)	729	51,387
Laboratory Corp. of America Holdings* (Healthcare-Services)	648	56,972
Legg Mason, Inc. (Diversified Financial Services)	972	35,254
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	891	20,279
Lennar Corp.—Class A (Home Builders)	972	18,225
Leucadia National Corp. (Holding Companies-Diversified)	1,215	35,454
Lexmark International, Inc.—Class A* (Computers)	486	16,923
Life Technologies Corp.* (Biotechnology)	1,215	67,433
Limited, Inc. (Retail)	1,701	52,272
Lincoln National Corp. (Insurance)	2,025	56,315
Linear Technology Corp. (Semiconductors)	1,458	50,432
Lockheed Martin Corp. (Aerospace/Defense)	1,863	130,242
Loews Corp. (Insurance)	2,025	78,793
Lorillard, Inc. (Agriculture)	972	79,762
Lowe’s Cos., Inc. (Retail)	8,748	219,400
LSI Logic Corp.* (Semiconductors)	3,888	23,289
M&T Bank Corp. (Banks)	729	63,459
Macy’s, Inc. (Retail)	2,673	67,627
Marathon Oil Corp. (Oil & Gas)	4,455	164,969
Marriott International, Inc.—Class A (Lodging)	1,783	74,059
Marsh & McLennan Cos., Inc. (Insurance)	3,402	93,011
Marshall & Ilsley Corp. (Banks)	3,321	22,981
Masco Corp. (Building Materials)	2,268	28,713
Massey Energy Co. (Coal)	648	34,765
MasterCard, Inc.—Class A (Software)	648	145,223
Mattel, Inc. (Toys/Games/Hobbies)	2,268	57,675
McAfee, Inc.* (Internet)	972	45,013
McCormick & Co., Inc. (Food)	810	37,689
McDonald’s Corp. (Retail)	6,642	509,840
McGraw-Hill Cos., Inc. (Media)	1,944	70,781
McKesson Corp. (Commercial Services)	1,620	114,016
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,296	80,676
MeadWestvaco Corp. (Forest Products & Paper)	1,053	27,546
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,673	163,775
Medtronic, Inc. (Healthcare-Products)	6,804	252,360
MEMC Electronic Materials, Inc.* (Semiconductors)	1,458	16,417
Merck & Co., Inc. (Pharmaceuticals)	19,440	700,618
Meredith Corp. (Media)	243	8,420
MetLife, Inc. (Insurance)	5,751	255,574

See accompanying notes to the financial statements.

12 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value

MetroPCS Communications, Inc.* (Telecommunications)	1,620	$20,461
Microchip Technology, Inc. (Semiconductors)	1,215	41,565
Micron Technology, Inc.* (Semiconductors)	5,427	43,525
Microsoft Corp. (Software)	47,547	1,327,512
Molex, Inc. (Electrical Components & Equipment)	891	20,244
Molson Coors Brewing Co.—Class B (Beverages)	972	48,785
Monsanto Co. (Agriculture)	3,402	236,915
Monster Worldwide, Inc.* (Internet)	810	19,140
Moody’s Corp. (Commercial Services)	1,296	34,396
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,558	260,073
Motorola, Inc.* (Telecommunications)	14,823	134,445
Murphy Oil Corp. (Oil & Gas)	1,215	90,578
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,754	58,192
Nabors Industries, Ltd.* (Oil & Gas)	1,782	41,806
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	891	21,126
National Oilwell Varco, Inc. (Oil & Gas Services)	2,673	179,759
National Semiconductor Corp. (Semiconductors)	1,539	21,177
NetApp, Inc.* (Computers)	2,268	124,649
Netflix, Inc.* (Internet)	243	42,695
Newell Rubbermaid, Inc. (Housewares)	1,863	33,869
Newfield Exploration Co.* (Oil & Gas)	810	58,409
Newmont Mining Corp. (Mining)	3,078	189,082
News Corp.—Class A (Media)	14,418	209,926
NextEra Energy, Inc. (Electric)	2,592	134,758
Nicor, Inc. (Gas)	324	16,174
NIKE, Inc.—Class B (Apparel)	2,430	207,571
NiSource, Inc. (Electric)	1,782	31,399
Noble Energy, Inc. (Oil & Gas)	1,134	97,615
Nordstrom, Inc. (Retail)	1,053	44,626
Norfolk Southern Corp. (Transportation)	2,268	142,476
Northeast Utilities System (Electric)	1,134	36,152
Northern Trust Corp. (Banks)	1,539	85,276
Northrop Grumman Corp. (Aerospace/Defense)	1,863	120,685
Novell, Inc.* (Software)	2,187	12,947
Novellus Systems, Inc.* (Semiconductors)	567	18,325
NRG Energy, Inc.* (Electric)	1,539	30,072
Nucor Corp. (Iron/Steel)	2,025	88,735
NVIDIA Corp.* (Semiconductors)	3,645	56,133
NYSE Euronext (Diversified Financial Services)	1,620	48,568
O’Reilly Automotive, Inc.* (Retail)	891	53,834
Occidental Petroleum Corp. (Oil & Gas)	5,103	500,604
Omnicom Group, Inc. (Advertising)	1,863	85,325
ONEOK, Inc. (Gas)	648	35,945
Oracle Corp. (Software)	24,462	765,661
Owens-Illinois, Inc.* (Packaging & Containers)	1,053	32,327
PACCAR, Inc. (Auto Manufacturers)	2,268	130,229
Pall Corp. (Miscellaneous Manufacturing)	729	36,144
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,053	90,874
Patterson Cos., Inc. (Healthcare-Products)	648	19,848
Paychex, Inc. (Commercial Services)	2,025	62,593
Peabody Energy Corp. (Coal)	1,701	108,830
People’s United Financial, Inc. (Banks)	2,349	32,909
Pepco Holdings, Inc. (Electric)	1,377	25,130
PepsiCo, Inc. (Beverages)	10,044	656,175
PerkinElmer, Inc. (Electronics)	729	18,823
Pfizer, Inc. (Pharmaceuticals)	50,544	885,025
PG&E Corp. (Electric)	2,511	120,126
Philip Morris International, Inc. (Commercial Services)	11,421	668,471
Pinnacle West Capital Corp. (Electric)	648	26,860
Pioneer Natural Resources Co. (Oil & Gas)	729	63,292
Pitney Bowes, Inc. (Office/Business Equipment)	1,296	31,337
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,053	39,435
PNC Financial Services Group (Banks)	3,321	201,651
Polo Ralph Lauren Corp. (Apparel)	405	44,923
PPG Industries, Inc. (Chemicals)	1,053	88,526
PPL Corp. (Electric)	3,078	81,013
Praxair, Inc. (Chemicals)	1,944	185,594
Precision Castparts Corp. (Metal Fabricate/Hardware)	891	124,036
Priceline.com, Inc.* (Internet)	324	129,454
Principal Financial Group, Inc. (Insurance)	2,025	65,934
Procter & Gamble Co. (Cosmetics/Personal Care)	17,658	1,135,939
Progress Energy, Inc. (Electric)	1,863	81,003
Progressive Corp. (Insurance)	4,212	83,692
ProLogis (REIT)	3,564	51,464
Prudential Financial, Inc. (Insurance)	3,078	180,709
Public Service Enterprise Group, Inc. (Electric)	3,159	100,488
Public Storage, Inc. (REIT)	891	90,365
Pulte Group, Inc.* (Home Builders)	2,106	15,837
QEP Resources, Inc. (Oil & Gas)	1,134	41,176
QLogic Corp.* (Semiconductors)	648	11,029
Qualcomm, Inc. (Telecommunications)	10,206	505,095
Quanta Services, Inc.* (Commercial Services)	1,377	27,430
Quest Diagnostics, Inc. (Healthcare-Services)	891	48,087
Qwest Communications International, Inc. (Telecommunications)	11,016	83,832
R.R. Donnelley & Sons Co. (Commercial Services)	1,296	22,641
RadioShack Corp. (Retail)	729	13,479
Range Resources Corp. (Oil & Gas)	972	43,721
Raytheon Co. (Aerospace/Defense)	2,268	105,099
Red Hat, Inc.* (Software)	1,215	55,465
Regions Financial Corp. (Banks)	7,938	55,566
Republic Services, Inc. (Environmental Control)	1,944	58,048
Reynolds American, Inc. (Agriculture)	2,106	68,698
Robert Half International, Inc. (Commercial Services)	891	27,265
Rockwell Automation, Inc. (Machinery-Diversified)	891	63,894
Rockwell Collins, Inc. (Aerospace/Defense)	972	56,629
Roper Industries, Inc. (Miscellaneous Manufacturing)	567	43,336
Ross Stores, Inc. (Retail)	729	46,109

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 13

Common Stocks, continued
	Shares	Value

Rowan Cos., Inc.* (Oil & Gas)	810	$28,277
Ryder System, Inc. (Transportation)	324	17,055
Safeway, Inc. (Food)	2,349	52,829
SAIC, Inc.* (Commercial Services)	1,863	29,547
Salesforce.com, Inc.* (Software)	729	96,228
SanDisk Corp.* (Computers)	1,458	72,696
Sara Lee Corp. (Food)	4,050	70,916
SCANA Corp. (Electric)	729	29,597
Schlumberger, Ltd. (Oil & Gas Services)	8,586	716,931
Scripps Networks Interactive—Class A (Entertainment)	567	29,342
Sealed Air Corp. (Packaging & Containers)	972	24,737
Sears Holdings Corp.* (Retail)	243	17,921
Sempra Energy (Gas)	1,539	80,767
Sherwin-Williams Co. (Chemicals)	567	47,486
Sigma-Aldrich Corp. (Chemicals)	729	48,522
Simon Property Group, Inc. (REIT)	1,863	185,350
SLM Corp.* (Diversified Financial Services)	3,078	38,752
Snap-on, Inc. (Hand/Machine Tools)	405	22,915
Southern Co. (Electric)	5,265	201,281
Southwest Airlines Co. (Airlines)	4,698	60,980
Southwestern Energy Co.* (Oil & Gas)	2,187	81,859
Spectra Energy Corp. (Pipelines)	4,131	103,234
Sprint Nextel Corp.* (Telecommunications)	18,873	79,833
St. Jude Medical, Inc.* (Healthcare-Products)	2,187	93,494
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,053	70,414
Staples, Inc. (Retail)	4,536	103,285
Starbucks Corp. (Retail)	4,698	150,947
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,215	73,848
State Street Corp. (Banks)	3,159	146,388
Stericycle, Inc.* (Environmental Control)	567	45,882
Stryker Corp. (Healthcare-Products)	2,187	117,442
Sunoco, Inc. (Oil & Gas)	729	29,386
SunTrust Banks, Inc. (Banks)	3,159	93,222
SuperValu, Inc. (Food)	1,377	13,261
Symantec Corp.* (Internet)	4,941	82,712
Sysco Corp. (Food)	3,726	109,544
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,620	104,555
Target Corp. (Retail)	4,455	267,879
TECO Energy, Inc. (Electric)	1,377	24,511
Tellabs, Inc. (Telecommunications)	2,349	15,926
Tenet Healthcare Corp.* (Healthcare-Services)	3,078	20,592
Teradata Corp.* (Computers)	1,053	43,341
Teradyne, Inc.* (Semiconductors)	1,134	15,921
Tesoro Petroleum Corp.* (Oil & Gas)	891	16,519
Texas Instruments, Inc. (Semiconductors)	7,452	242,190
Textron, Inc. (Miscellaneous Manufacturing)	1,701	40,212
The AES Corp.* (Electric)	4,212	51,302
The Charles Schwab Corp. (Diversified Financial Services)	6,237	106,715
The Dow Chemical Co. (Chemicals)	7,290	248,881
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	729	58,830
The Gap, Inc. (Retail)	2,754	60,974
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,240	544,838
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,539	18,237
The Hershey Co. (Food)	972	45,830
The Travelers Cos., Inc. (Insurance)	2,916	162,450
The Williams Cos., Inc. (Pipelines)	3,726	92,107
Thermo Fisher Scientific, Inc.* (Electronics)	2,511	139,009
Tiffany & Co. (Retail)	810	50,439
Time Warner Cable, Inc. (Media)	2,268	149,756
Time Warner, Inc. (Media)	6,966	224,096
Titanium Metals Corp.* (Mining)	567	9,741
TJX Cos., Inc. (Retail)	2,511	111,463
Torchmark Corp. (Insurance)	486	29,034
Total System Services, Inc. (Software)	1,053	16,195
Tyco International, Ltd. (Miscellaneous Manufacturing)	3,078	127,552
Tyson Foods, Inc.—Class A (Food)	1,863	32,081
U.S. Bancorp (Banks)	12,150	327,685
Union Pacific Corp. (Transportation)	3,078	285,207
United Parcel Service, Inc.—Class B (Transportation)	6,237	452,681
United States Steel Corp. (Iron/Steel)	891	52,052
United Technologies Corp. (Aerospace/Defense)	5,832	459,095
UnitedHealth Group, Inc. (Healthcare-Services)	6,966	251,542
UnumProvident Corp. (Insurance)	2,025	49,046
Urban Outfitters, Inc.* (Retail)	810	29,006
V.F. Corp. (Apparel)	567	48,864
Valero Energy Corp. (Oil & Gas)	3,564	82,400
Varian Medical Systems, Inc.* (Healthcare-Products)	729	50,505
Ventas, Inc. (REIT)	972	51,011
VeriSign, Inc. (Internet)	1,053	34,402
Verizon Communications, Inc. (Telecommunications)	17,820	637,600
Viacom, Inc.—Class B (Media)	3,807	150,795
Visa, Inc.—Class A (Commercial Services)	3,078	216,630
Vornado Realty Trust (REIT)	1,053	87,746
Vulcan Materials Co. (Building Materials)	810	35,932
W.W. Grainger, Inc. (Distribution/Wholesale)	405	55,935
Wal-Mart Stores, Inc. (Retail)	12,393	668,354
Walgreen Co. (Retail)	5,832	227,215
Walt Disney Co. (Media)	11,988	449,670
Washington Post Co.—Class B (Media)	81	35,600
Waste Management, Inc. (Environmental Control)	2,997	110,499
Waters Corp.* (Electronics)	567	44,062
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	810	41,837
WellPoint, Inc.* (Healthcare-Services)	2,511	142,775
Wells Fargo & Co. (Banks)	33,129	1,026,668
Western Digital Corp.* (Computers)	1,458	49,426
Western Union Co. (Commercial Services)	4,131	76,713
Weyerhaeuser Co. (Forest Products & Paper)	3,402	64,400
Whirlpool Corp. (Home Furnishings)	486	43,171
Whole Foods Market, Inc.* (Food)	891	45,076
Windstream Corp. (Telecommunications)	3,078	42,907
Wisconsin Energy Corp. (Electric)	729	42,909
Wyndham Worldwide Corp. (Lodging)	1,134	33,975
Wynn Resorts, Ltd. (Lodging)	486	50,466
Xcel Energy, Inc. (Electric)	2,916	68,672

See accompanying notes to the financial statements.

14 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value

Xerox Corp. (Office/Business Equipment)	8,748	$100,777
Xilinx, Inc. (Semiconductors)	1,620	46,948
XL Group PLC (Insurance)	2,025	44,186
Yahoo!, Inc.* (Internet)	8,262	137,397
YUM! Brands, Inc. (Retail)	2,997	147,003
Zimmer Holdings, Inc.* (Healthcare-Products)	1,215	65,221
Zions Bancorp (Banks)	1,134	27,477

TOTAL COMMON STOCKS
(Cost $50,285,835)		72,186,393

U.S. Treasury Obligations (9.4%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$9,529,000	$9,534,211

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,537,549)		9,534,211

Repurchase Agreements (27.5%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,210,005 (Collateralized by $1,213,200 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,234,430)	1,210,000	1,210,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,986,040 (Collateralized by $3,051,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $3,047,150)	2,986,000	2,986,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $23,138,309 (Collateralized by $23,396,400 of various U.S. Treasury Obligations, 0.19%‡–0.88%, 11/17/11-1/31/12, total value of $23,602,000)	23,138,000	23,138,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $542,003 (Collateralized by $540,100 of various U.S. Treasury Notes, 1.88%–4.63%, 8/31/11-6/15/12, total value of $552,948)	542,000	542,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,876,000)		27,876,000

TOTAL INVESTMENT SECURITIES (Cost $87,699,384)—108.2%		109,596,604
Net other assets (liabilities)—(8.2)%		(8,264,705)

NET ASSETS—100.0%		$101,331,899

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $2,488,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $14,925,575)	238	$309,705

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$12,088,874	$3,027
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	2,130,856	472

		$3,499

ProFund VP Bull invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$118,013	0.1%
Aerospace/Defense	1,462,464	1.4%
Agriculture	832,257	0.8%
Airlines	60,980	0.1%
Apparel	404,401	0.4%
Auto Manufacturers	527,346	0.5%
Auto Parts & Equipment	182,230	0.2%
Banks	3,504,289	3.5%
Beverages	1,843,422	1.8%
Biotechnology	792,281	0.8%
Building Materials	64,645	0.1%
Chemicals	1,307,365	1.3%
Coal	214,658	0.2%
Commercial Services	1,415,523	1.4%
Computers	4,551,864	4.5%
Cosmetics/Personal Care	1,519,825	1.5%
Distribution/Wholesale	159,217	0.2%
Diversified Financial Services	4,082,955	4.0%
Electric	2,246,146	2.2%
Electrical Components & Equipment	293,459	0.3%
Electronics	405,680	0.4%
Energy-Alternate Sources	42,165	NM
Engineering & Construction	112,278	0.1%
Entertainment	62,298	0.1%
Environmental Control	214,429	0.2%
Food	1,354,993	1.3%
Forest Products & Paper	206,400	0.2%
Gas	132,886	0.1%
Hand/Machine Tools	93,329	0.1%
Healthcare-Products	2,231,573	2.2%
Healthcare-Services	724,911	0.7%
Holding Companies-Diversified	35,454	NM
Home Builders	55,321	0.1%
Home Furnishings	61,923	0.1%
Household Products/Wares	305,781	0.3%
Housewares	33,869	NM
Insurance	2,843,387	2.8%
Internet	2,162,929	2.1%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 15

		% of
	Value	Net Assets

Iron/Steel	$257,985	0.3%
Leisure Time	177,536	0.2%
Lodging	232,348	0.2%
Machinery-Construction & Mining	371,737	0.4%
Machinery-Diversified	458,176	0.5%
Media	2,126,837	2.1%
Metal Fabricate/Hardware	124,036	0.1%
Mining	658,460	0.7%
Miscellaneous Manufacturing	2,903,675	2.9%
Office/Business Equipment	132,114	0.1%
Oil & Gas	6,781,807	6.7%
Oil & Gas Services	1,431,837	1.4%
Packaging & Containers	116,812	0.1%
Pharmaceuticals	3,693,437	3.7%
Pipelines	256,642	0.3%
REIT	956,854	0.9%
Real Estate	38,154	NM
Retail	4,260,583	4.2%
Savings & Loans	42,310	NM
Semiconductors	1,779,615	1.8%
Software	3,227,638	3.2%
Telecommunications	3,975,337	3.9%
Textiles	22,648	NM
Toys/Games/Hobbies	99,712	0.1%
Transportation	1,397,157	1.4%
Other**	29,145,506	28.7%

Total	$101,331,899	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

16 :: ProFund VP Bull :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$87,699,384

Securities, at value	81,720,604
Repurchase agreements, at value	27,876,000

Total Investment Securities, at value	109,596,604
Cash	447
Segregated cash balances with brokers	1,333,159
Dividends and interest receivable	85,003
Unrealized gain on swap agreements	3,499
Receivable for capital shares issued	485,193
Variation margin on futures contracts	2,616
Prepaid expenses	466

TOTAL ASSETS	111,506,987

LIABILITIES:
Payable for capital shares redeemed	9,938,100
Advisory fees payable	58,783
Management services fees payable	7,838
Administration fees payable	3,179
Administrative services fees payable	40,565
Distribution fees payable	37,549
Trustee fees payable	4
Transfer agency fees payable	9,426
Fund accounting fees payable	6,363
Compliance services fees payable	301
Other accrued expenses	72,980

TOTAL LIABILITIES	10,175,088

NET ASSETS	$101,331,899

NET ASSETS CONSIST OF:
Capital	$89,336,074
Accumulated net investment income (loss)	142
Accumulated net realized gains (losses) on investments	(10,214,741)
Net unrealized appreciation (depreciation) on investments	22,210,424

NET ASSETS	$101,331,899

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,853,403

Net Asset Value (offering and redemption price per share)	$26.30

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,402,020
Interest	33,319

TOTAL INVESTMENT INCOME	1,435,339

EXPENSES:
Advisory fees	727,461
Management services fees	96,994
Administration fees	40,933
Transfer agency fees	58,377
Administrative services fees	293,210
Distribution fees	242,487
Custody fees	14,170
Fund accounting fees	80,900
Trustee fees	1,311
Compliance services fees	805
Other fees	131,705

Total Gross Expenses before reductions	1,688,353
Less Expenses reduced by the Advisor	(58,836)

TOTAL NET EXPENSES	1,629,517

NET INVESTMENT INCOME (LOSS)	(194,178)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	13,182,467
Net realized gains (losses) on futures contracts	1,141,402
Net realized gains (losses) on swap agreements	1,399,895
Change in net unrealized appreciation/depreciation on investments	(4,432,679)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,291,085

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,096,907

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 17

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$(194,178)	$135,353
Net realized gains (losses) on investments	15,723,764	5,440,534
Change in net unrealized appreciation/depreciation on investments	(4,432,679)	10,941,234

Change in net assets resulting from operations	11,096,907	16,517,121

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(135,672)	(686,731)

Change in net assets resulting from distributions	(135,672)	(686,731)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	419,589,581	336,815,211
Dividends reinvested	135,672	686,731
Value of shares redeemed	(442,862,877)	(310,347,182)

Change in net assets resulting from capital transactions	(23,137,624)	27,154,760

Change in net assets	(12,176,389)	42,985,150
NET ASSETS:
Beginning of period	113,508,288	70,523,138

End of period	$101,331,899	$113,508,288

Accumulated net investment income (loss)	$142	$135,672

SHARE TRANSACTIONS:
Issued	17,546,745	16,825,626
Reinvested	5,623	30,850
Redeemed	(18,551,966)	(15,728,348)

Change in shares	(999,598)	1,128,128

See accompanying notes to the financial statements.

18 :: ProFund VP Bull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$23.39	$18.93	$30.90	$30.40	$28.27

Investment Activities:
Net investment income (loss)(a)	(0.05)	0.03	0.16	0.19	0.11
Net realized and unrealized gains (losses) on investments	2.99	4.57	(11.68)	0.89	3.63

Total income (loss) from investment activities	2.94	4.60	(11.52)	1.08	3.74

Distributions to Shareholders From:
Net investment income	(0.03)	(0.14)	—	(0.18)	(0.08)
Net realized gains on investments	—	—	(0.45)	(0.40)	(1.53)

Total distributions	(0.03)	(0.14)	(0.45)	(0.58)	(1.61)

Net Asset Value, End of Period	$26.30	$23.39	$18.93	$30.90	$30.40

Total Return	12.58%	24.34%	(37.67)%	3.55%	13.66%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.80%	1.73%	1.67%	1.70%
Net expenses	1.68%	1.67%	1.63%	1.62%	1.67%
Net investment income (loss)	(0.20)%	0.17%	0.63%	0.60%	0.38%

Supplemental Data:
Net assets, end of period (000’s)	$101,332	$113,508	$70,523	$163,524	$310,894
Portfolio turnover rate(b)	87%	116%	259%	175%	224%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap :: 19

The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the year ended December 31, 2010, the Fund had a total return of 24.79%, compared to a total return of 26.87%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Riverbed Technology Inc (+206.23%), Verifone Systems Inc (+135.41%), and Deckers Outdoor Corp (+135.18%), while the bottom three performers in this group were Nordson Corp (+50.18%), Rackspace Hosting Inc (+50.65%), and Hecla Mining Co (+82.20%).

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from May 1, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Small-Cap	24.79%	2.66%	3.86%
Russell 2000 Index	26.87%	4.48%	6.39%

Expense Ratios**

Fund	Gross	Net

ProFund VP Small-Cap	2.30%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	33%
Futures Contracts	20%
Swap Agreements	47%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Riverbed Technology, Inc.	0.1%
Tibco Software, Inc.	0.1%
Brigham Exploration Co.	0.1%
VeriFone Systems, Inc.	0.1%
Montpelier Re Holdings, Ltd.	0.1%

Russell 2000 Index – Composition
% of Index

Financial	21%
Consumer Non-Cyclical	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	5%
Basic Materials	5%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: ProFund VP Small-Cap :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (32.7%)
	Shares	Value

3D Systems Corp.* (Computers)	85	$2,677
99 Cents Only Stores* (Retail)	119	1,897
A.M. Castle & Co.* (Metal Fabricate/Hardware)	85	1,565
AAR Corp.* (Aerospace/Defense)	136	3,736
Abaxis, Inc.* (Healthcare-Products)	102	2,739
ABIOMED, Inc.* (Healthcare-Products)	170	1,634
ABM Industries, Inc. (Commercial Services)	153	4,024
Acacia Research Corp.* (Media)	102	2,646
Accelrys, Inc.* (Software)	170	1,411
Acco Brands Corp.* (Household Products/Wares)	255	2,173
Accuray, Inc.* (Healthcare-Products)	187	1,262
Aceto Corp. (Chemicals)	187	1,683
ACI Worldwide, Inc.* (Software)	136	3,654
Acme Packet, Inc.* (Telecommunications)	119	6,326
Acorda Therapeutics, Inc.* (Biotechnology)	119	3,244
Actuant Corp.—Class A (Miscellaneous Manufacturing)	238	6,336
Acuity Brands, Inc. (Miscellaneous Manufacturing)	102	5,882
Acxiom Corp.* (Software)	221	3,790
Administaff, Inc. (Commercial Services)	68	1,992
ADTRAN, Inc. (Telecommunications)	170	6,156
Advance America Cash Advance Centers, Inc. (Commercial Services)	204	1,151
Advanced Analogic Technologies, Inc.* (Semiconductors)	425	1,704
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	119	1,623
Advent Software, Inc.* (Software)	68	3,939
Advisory Board Co.* (Commercial Services)	51	2,429
AFC Enterprises, Inc.* (Retail)	153	2,127
Affymetrix, Inc.* (Biotechnology)	238	1,197
Air Methods Corp.* (Healthcare-Services)	51	2,870
Aircastle, Ltd. (Trucking & Leasing)	204	2,132
AirTran Holdings, Inc.* (Airlines)	527	3,895
Alaska Air Group, Inc.* (Airlines)	85	4,819
Alaska Communications Systems Group, Inc. (Telecommunications)	221	2,453
Albany International Corp.—Class A (Machinery-Diversified)	85	2,014
Align Technology, Inc.* (Healthcare-Products)	187	3,654
Alkermes, Inc.* (Pharmaceuticals)	289	3,549
ALLETE, Inc. (Electric)	136	5,067
Alliance One International, Inc.* (Agriculture)	510	2,162
Allied Nevada Gold Corp.* (Mining)	170	4,473
Allos Therapeutics, Inc.* (Pharmaceuticals)	306	1,411
Almost Family, Inc.* (Healthcare-Services)	51	1,959
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	170	1,676
Alphatec Holdings, Inc.* (Healthcare-Products)	204	551
Alterra Capital Holdings, Ltd. (Insurance)	340	7,358
AMAG Pharmaceuticals, Inc.* (Biotechnology)	68	1,231
Ambassadors Group, Inc. (Leisure Time)	102	1,173
AMERCO* (Trucking & Leasing)	34	3,265
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	221	2,842
American Campus Communities, Inc. (REIT)	153	4,859
American Capital Agency Corp. (REIT)	102	2,931
American Capital, Ltd.* (Investment Companies)	748	5,655
American Equity Investment Life Holding Co. (Insurance)	204	2,560
American Greetings Corp.—Class A (Household Products/Wares)	119	2,637
American Medical Systems Holdings, Inc.* (Healthcare-Products)	204	3,847
American Public Education, Inc.* (Commercial Services)	51	1,899
American Reprographics Co.* (Software)	221	1,677
American States Water Co. (Water)	102	3,516
American Vanguard Corp. (Chemicals)	153	1,307
Amerigon, Inc.* (Auto Parts & Equipment)	187	2,035
AMERIGROUP Corp.* (Healthcare-Services)	136	5,973
Ameris Bancorp* (Banks)	153	1,613
Ameron International Corp. (Miscellaneous Manufacturing)	34	2,597
Amkor Technology, Inc.* (Semiconductors)	408	3,015
AMN Healthcare Services, Inc.* (Commercial Services)	204	1,253
AmSurg Corp.* (Healthcare-Services)	119	2,493
AmTrust Financial Services, Inc. (Insurance)	204	3,570
ANADIGICS, Inc.* (Semiconductors)	306	2,121
Analogic Corp. (Electronics)	51	2,525
Anixter International, Inc. (Telecommunications)	85	5,077
AnnTaylor Stores Corp.* (Retail)	170	4,656
Apogee Enterprises, Inc. (Building Materials)	102	1,374
Apollo Investment Corp. (Investment Companies)	527	5,834
Applied Industrial Technologies, Inc. (Machinery-Diversified)	119	3,865
Applied Micro Circuits Corp.* (Semiconductors)	221	2,360
Applied Signal Technology, Inc. (Telecommunications)	119	4,509
Arbitron, Inc. (Commercial Services)	85	3,529
Arch Chemicals, Inc. (Chemicals)	85	3,224
Ardea Biosciences, Inc.* (Pharmaceuticals)	51	1,326
Argo Group International Holdings, Ltd. (Insurance)	119	4,457
Ariba, Inc.* (Internet)	272	6,389
Arkansas Best Corp. (Transportation)	85	2,331
ArQule, Inc.* (Biotechnology)	187	1,098
Array BioPharma, Inc.* (Pharmaceuticals)	323	966
Arris Group, Inc.* (Telecommunications)	357	4,006
Arrow Financial Corp. (Banks)	51	1,403
Art Technology Group, Inc.* (Internet)	561	3,355
Artio Global Investors, Inc. (Diversified Financial Services)	102	1,504
Aruba Networks, Inc.* (Telecommunications)	221	4,614
ArvinMeritor, Inc.* (Auto Parts & Equipment)	238	4,884
Ascent Media Corp.—Class A* (Entertainment)	68	2,636
Ashford Hospitality Trust* (REIT)	153	1,476
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	68	2,212
Associated Estates Realty Corp. (REIT)	187	2,859
Astec Industries, Inc.* (Machinery-Construction & Mining)	68	2,204

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 21

Common Stocks, continued
	Shares	Value

Astoria Financial Corp. (Savings & Loans)	272	$3,784
Astronics Corp.* (Aerospace/Defense)	51	1,071
Atlantic Tele-Network, Inc. (Environmental Control)	34	1,304
Atlas Air Worldwide Holdings, Inc.* (Transportation)	85	4,746
ATMI, Inc.* (Semiconductors)	187	3,729
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	119	2,511
Aviat Networks, Inc.* (Telecommunications)	289	1,465
Avid Technology, Inc.* (Software)	170	2,968
Avis Budget Group, Inc.* (Commercial Services)	306	4,761
AZZ, Inc. (Miscellaneous Manufacturing)	68	2,721
B&G Foods, Inc.—Class A (Food)	289	3,968
Baldor Electric Co. (Hand/Machine Tools)	136	8,573
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	187	3,452
Bank Mutual Corp. (Banks)	204	975
Bank of the Ozarks, Inc. (Banks)	85	3,685
Barnes Group, Inc. (Miscellaneous Manufacturing)	204	4,217
Basic Energy Services, Inc.* (Oil & Gas Services)	136	2,241
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	119	2,127
Belden, Inc. (Electrical Components & Equipment)	170	6,259
Belo Corp.—Class A* (Media)	357	2,528
Benchmark Electronics, Inc.* (Electronics)	204	3,705
Berkshire Hills Bancorp, Inc. (Savings & Loans)	51	1,127
Berry Petroleum Co.—Class A (Oil & Gas)	170	7,429
BGC Partners, Inc.—Class A (Diversified Financial Services)	255	2,119
Big 5 Sporting Goods Corp. (Retail)	136	2,077
Bill Barrett Corp.* (Oil & Gas)	153	6,293
BioMed Realty Trust, Inc. (REIT)	340	6,341
BJ’s Restaurants, Inc.* (Retail)	85	3,012
Black Box Corp. (Telecommunications)	85	3,255
Black Hills Corp. (Electric)	119	3,570
Blackbaud, Inc. (Software)	136	3,522
Blackboard, Inc.* (Software)	102	4,213
BlackRock Kelso Capital Corp. (Investment Companies)	221	2,444
Blount International, Inc.* (Machinery-Diversified)	204	3,215
Blue Coat Systems, Inc.* (Internet)	119	3,555
Bob Evans Farms, Inc. (Retail)	136	4,483
Boise, Inc. (Forest Products & Paper)	306	2,427
Boston Private Financial Holdings, Inc. (Banks)	238	1,559
Brady Corp.—Class A (Electronics)	136	4,435
Bridgepoint Education, Inc.* (Commercial Services)	68	1,292
Briggs & Stratton Corp. (Machinery-Diversified)	153	3,013
Brigham Exploration Co.* (Oil & Gas)	340	9,262
Brightpoint, Inc.* (Distribution/Wholesale)	255	2,226
Bristow Group, Inc.* (Transportation)	102	4,830
Brown Shoe Co., Inc. (Retail)	153	2,131
Bruker Corp.* (Healthcare-Products)	187	3,104
Brunswick Corp. (Leisure Time)	238	4,460
Brush Engineered Materials, Inc.* (Mining)	85	3,284
Buckeye Technologies, Inc. (Forest Products & Paper)	153	3,215
Buffalo Wild Wings, Inc.* (Retail)	51	2,236
Cabot Microelectronics Corp.* (Chemicals)	68	2,819
CACI International, Inc.—Class A* (Computers)	85	4,539
Cal Dive International, Inc.* (Oil & Gas Services)	340	1,928
Calamos Asset Management, Inc. (Diversified Financial Services)	136	1,904
Calgon Carbon Corp.* (Environmental Control)	170	2,570
California Pizza Kitchen, Inc.* (Retail)	102	1,763
California Water Service Group (Water)	119	4,435
Callaway Golf Co. (Leisure Time)	238	1,921
Cantel Medical Corp. (Healthcare-Products)	102	2,387
Capella Education Co.* (Commercial Services)	51	3,396
Capital Lease Funding, Inc. (REIT)	306	1,781
CARBO Ceramics, Inc. (Oil & Gas Services)	51	5,281
Cardinal Financial Corp. (Banks)	187	2,175
CardioNet, Inc.* (Healthcare-Products)	170	796
Cardtronics, Inc.* (Commercial Services)	85	1,504
Carrizo Oil & Gas, Inc.* (Oil & Gas)	136	4,691
Carter’s, Inc.* (Apparel)	170	5,017
Cascade Corp. (Machinery-Diversified)	34	1,608
Casey’s General Stores, Inc. (Retail)	136	5,781
Cash America International, Inc. (Retail)	68	2,511
Cass Information Systems, Inc. (Banks)	34	1,290
Cathay Bancorp, Inc. (Banks)	255	4,258
Cavium Networks, Inc.* (Semiconductors)	153	5,765
Cbeyond, Inc.* (Telecommunications)	119	1,818
CBL & Associates Properties, Inc. (REIT)	391	6,842
CDI Corp. (Commercial Services)	119	2,212
Celadon Group, Inc.* (Transportation)	153	2,263
Celera Corp.* (Biotechnology)	357	2,249
Centene Corp.* (Healthcare-Services)	136	3,446
Centerstate Banks, Inc. (Banks)	136	1,077
Central Garden & Pet Co.—Class A* (Household Products/Wares)	272	2,687
Century Aluminum Co.* (Mining)	272	4,224
Cenveo, Inc.* (Commercial Services)	221	1,180
Cepheid, Inc.* (Healthcare-Products)	204	4,641
Ceradyne, Inc.* (Miscellaneous Manufacturing)	102	3,216
CH Energy Group, Inc. (Electric)	68	3,325
Charming Shoppes, Inc.* (Retail)	391	1,388
Chart Industries, Inc.* (Machinery-Diversified)	85	2,871
Checkpoint Systems, Inc.* (Electronics)	102	2,096
Cheesecake Factory, Inc.* (Retail)	170	5,212
Chemed Corp. (Commercial Services)	85	5,398
Chemical Financial Corp. (Banks)	136	3,012
Chindex International, Inc.* (Distribution/Wholesale)	102	1,682
Chiquita Brands International, Inc.* (Food)	170	2,383
Christopher & Banks Corp. (Retail)	221	1,359
Churchill Downs, Inc. (Entertainment)	68	2,951
Cincinnati Bell, Inc.* (Telecommunications)	748	2,094
Cirrus Logic, Inc.* (Semiconductors)	170	2,717
CKX, Inc.* (Media)	204	822
Clarcor, Inc. (Miscellaneous Manufacturing)	136	5,833
Clayton Williams Energy, Inc.* (Oil & Gas)	51	4,282
Clean Harbors, Inc.* (Environmental Control)	51	4,288
Clearwater Paper Corp.* (Forest Products & Paper)	34	2,662
Cloud Peak Energy, Inc.* (Coal)	204	4,739
CNO Financial Group, Inc.* (Insurance)	663	4,495
Coeur d’Alene Mines Corp.* (Mining)	239	6,529

See accompanying notes to the financial statements.

22 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Cogdell Spencer, Inc. (REIT)	238	$1,380
Cogent Communications Group, Inc.* (Internet)	306	4,327
Cognex Corp. (Machinery-Diversified)	170	5,001
Coherent, Inc.* (Electronics)	51	2,302
Coinstar, Inc.* (Commercial Services)	51	2,878
Collective Brands, Inc.* (Retail)	204	4,304
Colonial Properties Trust (REIT)	238	4,296
Colony Financial, Inc. (REIT)	136	2,723
Columbia Banking System, Inc. (Banks)	136	2,864
Columbus McKinnon Corp. NY* (Machinery-Diversified)	136	2,764
Community Bank System, Inc. (Banks)	187	5,193
Community Trust Bancorp, Inc. (Banks)	51	1,477
Commvault Systems, Inc.* (Software)	153	4,379
Compass Diversified Holdings (Holding Companies-Diversified)	187	3,308
Compellent Technologies, Inc.* (Computers)	102	2,814
Complete Production Services, Inc.* (Oil & Gas Services)	255	7,535
Computer Programs & Systems, Inc. (Software)	34	1,593
comScore, Inc.* (Internet)	102	2,276
Comtech Telecommunications Corp. (Telecommunications)	85	2,357
Conceptus, Inc.* (Healthcare-Products)	119	1,642
Concur Technologies, Inc.* (Software)	119	6,180
CONMED Corp.* (Healthcare-Products)	119	3,145
Consolidated Graphics, Inc.* (Commercial Services)	34	1,647
Contango Oil & Gas Co. (Oil & Gas)	34	1,970
Contango ORE, Inc.* (Metal Fabricate/Hardware)	1	10
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	187	4,409
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	85	3,025
CoStar Group, Inc.* (Commercial Services)	68	3,914
CRA International, Inc.* (Commercial Services)	85	1,998
Cracker Barrel Old Country Store, Inc. (Retail)	51	2,793
CreXus Investment Corp. (REIT)	153	2,004
Crocs, Inc.* (Apparel)	255	4,366
Cross Country Healthcare, Inc.* (Commercial Services)	136	1,152
Crosstex Energy, Inc. (Oil & Gas)	221	1,958
CryoLife, Inc.* (Biotechnology)	221	1,198
CSG Systems International, Inc.* (Software)	170	3,220
Cubic Corp. (Electronics)	68	3,206
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	255	5,457
Curtiss-Wright Corp. (Aerospace/Defense)	136	4,515
CVR Energy, Inc.* (Oil & Gas)	204	3,097
Cyberonics, Inc.* (Healthcare-Products)	102	3,164
Cymer, Inc.* (Electronics)	136	6,129
Daktronics, Inc. (Electronics)	204	3,248
Dana Holding Corp.* (Auto Parts & Equipment)	459	7,899
Danvers Bancorp, Inc. (Savings & Loans)	119	2,103
Darling International, Inc.* (Environmental Control)	391	5,192
DCT Industrial Trust, Inc. (REIT)	765	4,062
DealerTrack Holdings, Inc.* (Internet)	119	2,388
Deckers Outdoor Corp.* (Apparel)	102	8,133
Delphi Financial Group, Inc.—Class A (Insurance)	153	4,413
Deltic Timber Corp. (Forest Products & Paper)	51	2,873
Deluxe Corp. (Commercial Services)	136	3,131
Denny’s Corp.* (Retail)	476	1,704
Dexcom, Inc.* (Healthcare-Products)	204	2,785
DG Fastchannel, Inc.* (Media)	68	1,964
DHT Maritime, Inc. (Transportation)	255	1,186
Diamond Foods, Inc. (Food)	68	3,616
DiamondRock Hospitality Co.* (REIT)	442	5,304
Digi International, Inc.* (Software)	136	1,510
Digital River, Inc.* (Internet)	136	4,681
DigitalGlobe, Inc.* (Telecommunications)	85	2,695
Dillards, Inc.—Class A (Retail)	136	5,160
Dime Community Bancshares, Inc. (Savings & Loans)	153	2,232
DineEquity, Inc.* (Retail)	34	1,679
Dionex Corp.* (Electronics)	51	6,018
Dollar Financial Corp.* (Commercial Services)	102	2,920
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	85	4,017
Domino’s Pizza, Inc.* (Retail)	170	2,711
Dress Barn, Inc.* (Retail)	187	4,941
Drill-Quip, Inc.* (Oil & Gas Services)	102	7,927
drugstore.com, Inc.* (Internet)	425	939
DSW, Inc.—Class A* (Retail)	51	1,994
DTS, Inc.* (Home Furnishings)	51	2,502
Duff & Phelps Corp.—Class A (Diversified Financial Services)	153	2,580
DuPont Fabros Technology, Inc. (REIT)	119	2,531
Durect Corp.* (Pharmaceuticals)	357	1,232
Dyax Corp.* (Pharmaceuticals)	612	1,310
Dycom Industries, Inc.* (Engineering & Construction)	204	3,009
E.W. Scripps Co.* (Media)	170	1,725
EarthLink, Inc. (Internet)	442	3,801
Eastman Kodak Co.* (Miscellaneous Manufacturing)	646	3,463
Education Realty Trust, Inc. (REIT)	357	2,774
Electro Rent Corp. (Commercial Services)	85	1,374
Electro Scientific Industries, Inc.* (Electronics)	136	2,180
Employers Holdings, Inc. (Insurance)	187	3,269
EMS Technologies, Inc.* (Telecommunications)	119	2,354
Emulex Corp.* (Semiconductors)	255	2,973
Encore Capital Group, Inc.* (Diversified Financial Services)	68	1,595
Encore Wire Corp. (Electrical Components & Equipment)	119	2,985
EnerSys* (Electrical Components & Equipment)	136	4,368
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	102	4,239
Entegris, Inc.* (Semiconductors)	374	2,794
Entertainment Properties Trust (REIT)	119	5,504
Entropic Communications, Inc.* (Semiconductors)	187	2,259
Enzo Biochem, Inc.* (Biotechnology)	221	1,167
Epoch Holding Corp. (Diversified Financial Services)	68	1,056
Equity Lifestyle Properties, Inc. (REIT)	85	4,754
Equity One, Inc. (REIT)	221	4,018
eResearchTechnology, Inc.* (Internet)	221	1,624
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	85	3,216

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 23

Common Stocks, continued
	Shares	Value

Esterline Technologies Corp.* (Aerospace/Defense)	68	$4,664
Ethan Allen Interiors, Inc. (Home Furnishings)	68	1,361
Euronet Worldwide, Inc.* (Commercial Services)	170	2,965
Evercore Partners, Inc.—Class A (Diversified Financial Services)	68	2,312
Exelixis, Inc.* (Biotechnology)	391	3,210
Extra Space Storage, Inc. (REIT)	221	3,845
EZCORP, Inc.—Class A* (Retail)	153	4,151
F.N.B. Corp. (Banks)	476	4,674
Fair Isaac Corp. (Software)	136	3,178
FARO Technologies, Inc.* (Electronics)	85	2,791
FBR Capital Markets Corp.* (Diversified Financial Services)	289	1,104
Federal Signal Corp. (Miscellaneous Manufacturing)	255	1,749
FEI Co.* (Electronics)	153	4,041
FelCor Lodging Trust, Inc.* (REIT)	221	1,556
Ferro Corp.* (Chemicals)	289	4,231
First Cash Financial Services, Inc.* (Retail)	136	4,215
First Commonwealth Financial Corp. (Banks)	374	2,648
First Community Bancshares, Inc. (Banks)	68	1,016
First Financial Bancorp (Banks)	204	3,770
First Financial Corp. (Banks)	51	1,792
First Merchants Corp. (Banks)	136	1,205
First Midwest Bancorp, Inc. (Banks)	255	2,938
First Potomac Realty Trust (REIT)	187	3,145
FirstMerit Corp. (Banks)	323	6,392
Flow International Corp.* (Machinery-Diversified)	238	973
Flushing Financial Corp. (Savings & Loans)	153	2,142
Force Protection, Inc.* (Auto Manufacturers)	323	1,780
Forestar Group, Inc.* (Real Estate)	153	2,953
FormFactor, Inc.* (Semiconductors)	170	1,510
Forward Air Corp. (Transportation)	119	3,377
FPIC Insurance Group, Inc.* (Insurance)	51	1,885
Franklin Electric Co., Inc. (Hand/Machine Tools)	85	3,308
Franklin Street Properties Corp. (REIT)	238	3,391
Fred’s, Inc. (Retail)	204	2,807
Fuller (H.B.) Co. (Chemicals)	187	3,837
FX Energy, Inc.* (Oil & Gas)	170	1,045
G & K Services, Inc. (Textiles)	119	3,678
G-III Apparel Group, Ltd.* (Apparel)	51	1,793
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	51	2,448
Gaylord Entertainment Co.* (Lodging)	102	3,666
GenCorp, Inc.* (Aerospace/Defense)	255	1,318
General Communication, Inc.—Class A* (Telecommunications)	255	3,228
Genesco, Inc.* (Retail)	68	2,549
Genesee & Wyoming, Inc.—Class A* (Transportation)	85	4,501
Gentiva Health Services, Inc.* (Healthcare-Services)	68	1,809
GeoEye, Inc.* (Telecommunications)	68	2,883
GFI Group, Inc. (Diversified Financial Services)	238	1,116
Gibraltar Industries, Inc.* (Iron/Steel)	119	1,615
Glacier Bancorp, Inc. (Banks)	272	4,110
Gladstone Capital Corp. (Investment Companies)	119	1,371
Glatfelter (Forest Products & Paper)	187	2,294
Glimcher Realty Trust (REIT)	238	1,999
Global Cash Access Holdings, Inc.* (Commercial Services)	272	868
Global Industries, Ltd.* (Oil & Gas Services)	459	3,181
Golar LNG, Ltd. (Transportation)	187	2,807
GrafTech International, Ltd.* (Electrical Components & Equipment)	323	6,408
Grand Canyon Education, Inc.* (Commercial Services)	85	1,665
Granite Construction, Inc. (Engineering & Construction)	85	2,332
Graphic Packaging Holding Co.* (Packaging & Containers)	476	1,852
Great Lakes Dredge & Dock Co. (Commercial Services)	187	1,378
Green Plains Renewable Energy, Inc.* (Energy-Alternate Sources)	85	957
Greenlight Capital Re, Ltd.—Class A* (Insurance)	136	3,646
Griffon Corp.* (Miscellaneous Manufacturing)	153	1,949
Group 1 Automotive, Inc. (Retail)	85	3,550
GSI Commerce, Inc.* (Internet)	153	3,550
GulfMark Offshore, Inc.—Class A* (Transportation)	68	2,067
Gulfport Energy Corp.* (Oil & Gas)	102	2,208
Haemonetics Corp.* (Healthcare-Products)	68	4,296
Halozyme Therapeutics, Inc.* (Biotechnology)	272	2,154
Harmonic, Inc.* (Telecommunications)	374	3,205
Harte-Hanks, Inc. (Advertising)	187	2,388
Hatteras Financial Corp. (REIT)	68	2,058
Hawaiian Holdings, Inc.* (Airlines)	204	1,599
Haynes International, Inc. (Metal Fabricate/Hardware)	68	2,844
Headwaters, Inc.* (Energy-Alternate Sources)	442	2,024
Healthcare Realty Trust, Inc. (REIT)	238	5,038
Healthcare Services Group, Inc. (Commercial Services)	324	5,271
HEALTHSOUTH Corp.* (Healthcare-Services)	238	4,929
HealthSpring, Inc.* (Healthcare-Services)	204	5,412
Healthways, Inc.* (Healthcare-Services)	153	1,707
Heartland Express, Inc. (Transportation)	187	2,996
Heartland Payment Systems, Inc. (Commercial Services)	119	1,835
HeartWare International, Inc.* (Healthcare-Products)	17	1,489
Heckmann Corp.* (Beverages)	340	1,710
Hecla Mining Co.* (Mining)	595	6,700
Heidrick & Struggles International, Inc. (Commercial Services)	85	2,435
Helen of Troy, Ltd.* (Household Products/Wares)	85	2,528
Hercules Offshore, Inc.* (Oil & Gas Services)	476	1,647
Hercules Technology Growth Capital, Inc. (Investment Companies)	238	2,466
Herman Miller, Inc. (Office Furnishings)	153	3,871
Hersha Hospitality Trust (REIT)	408	2,693
Hexcel Corp.* (Aerospace/Defense Equipment)	272	4,920
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	51	1,272
Hibbett Sports, Inc.* (Retail)	170	6,273
Highwoods Properties, Inc. (REIT)	170	5,414
Hittite Microwave Corp.* (Semiconductors)	51	3,113
HMS Holdings Corp.* (Commercial Services)	51	3,303
HNI Corp. (Office Furnishings)	136	4,243

See accompanying notes to the financial statements.

24 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Home Bancshares, Inc. (Banks)	102	$2,247
Home Federal Bancorp, Inc. (Savings & Loans)	85	1,043
Home Properties, Inc. (REIT)	136	7,547
Horizon Lines, Inc.—Class A (Transportation)	238	1,040
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	85	1,775
Horsehead Holding Corp.* (Mining)	255	3,325
Hot Topic, Inc. (Retail)	187	1,172
HSN, Inc.* (Retail)	136	4,167
Hub Group, Inc.—Class A* (Transportation)	119	4,182
Huron Consulting Group, Inc.* (Commercial Services)	102	2,698
IBERIABANK Corp. (Banks)	68	4,021
Iconix Brand Group, Inc.* (Apparel)	221	4,267
ICU Medical, Inc.* (Healthcare-Products)	85	3,102
IDACORP, Inc. (Electric)	153	5,658
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	170	857
II-VI, Inc.* (Electronics)	102	4,729
Imation Corp.* (Computers)	204	2,103
Immersion Corp.* (Computers)	136	913
Immucor, Inc.* (Healthcare-Products)	187	3,708
ImmunoGen, Inc.* (Biotechnology)	255	2,361
Impax Laboratories, Inc.* (Pharmaceuticals)	187	3,761
Incyte, Corp.* (Biotechnology)	289	4,786
Independent Bank Corp./MA (Banks)	102	2,759
Infinera Corp.* (Telecommunications)	306	3,161
Inland Real Estate Corp. (REIT)	408	3,590
Innophos Holdings, Inc. (Chemicals)	85	3,067
Insight Enterprises, Inc.* (Retail)	238	3,132
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	119	3,155
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,856
Insteel Industries, Inc. (Miscellaneous Manufacturing)	119	1,486
Insulet Corp.* (Healthcare-Products)	170	2,635
Integral Systems, Inc.* (Computers)	136	1,348
Interactive Intelligence, Inc.* (Software)	102	2,668
InterDigital, Inc.* (Telecommunications)	153	6,371
Interface, Inc.—Class A (Office Furnishings)	153	2,394
Intermec, Inc.* (Machinery-Diversified)	187	2,367
InterMune, Inc.* (Biotechnology)	119	4,332
Internap Network Services Corp.* (Internet)	306	1,860
International Bancshares Corp. (Banks)	187	3,746
International Coal Group, Inc.* (Coal)	612	4,737
Internet Capital Group, Inc.* (Internet)	187	2,659
Intevac, Inc.* (Machinery-Diversified)	119	1,667
Invacare Corp. (Healthcare-Products)	119	3,589
Invesco Mortgage Capital, Inc. (REIT)	136	2,970
Investors Real Estate Trust (REIT)	476	4,270
ION Geophysical Corp.* (Oil & Gas Services)	442	3,748
IPC The Hospitalist Co.* (Healthcare-Services)	51	1,989
IPG Photonics Corp.* (Telecommunications)	102	3,225
iRobot Corp.* (Machinery-Diversified)	68	1,692
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	85	880
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	306	3,097
Ixia* (Telecommunications)	170	2,853
J & J Snack Foods Corp. (Food)	51	2,460
j2 Global Communications, Inc.* (Internet)	170	4,921
Jack Henry & Associates, Inc. (Computers)	187	5,451
Jack in the Box, Inc.* (Retail)	153	3,233
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	221	4,027
James River Coal Co.* (Coal)	136	3,445
JDA Software Group, Inc.* (Software)	136	3,808
JetBlue Airways Corp.* (Airlines)	663	4,382
Jo-Ann Stores, Inc.* (Retail)	85	5,119
John Bean Technologies Corp. (Miscellaneous Manufacturing)	187	3,764
Jos. A. Bank Clothiers, Inc.* (Retail)	68	2,742
Journal Communications, Inc.—Class A* (Media)	255	1,288
K-Swiss, Inc.—Class A* (Apparel)	85	1,060
Kadant, Inc.* (Machinery-Diversified)	68	1,603
Kaiser Aluminum Corp. (Mining)	102	5,109
Kaman Corp. (Aerospace/Defense)	68	1,977
Kaydon Corp. (Metal Fabricate/Hardware)	102	4,153
KBW, Inc. (Diversified Financial Services)	119	3,322
Kelly Services, Inc.—Class A* (Commercial Services)	102	1,918
Kenexa Corp.* (Commercial Services)	102	2,223
Key Energy Services, Inc.* (Oil & Gas Services)	391	5,075
Kilroy Realty Corp. (REIT)	170	6,200
Kindred Healthcare, Inc.* (Healthcare-Services)	136	2,498
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	272	3,751
Knight Transportation, Inc. (Transportation)	170	3,230
Knightsbridge Tankers, Ltd. (Transportation)	102	2,272
Knoll, Inc. (Office Furnishings)	187	3,128
Knology, Inc.* (Telecommunications)	170	2,657
Kopin Corp.* (Semiconductors)	425	1,768
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	68	2,433
Korn/Ferry International* (Commercial Services)	136	3,143
Krispy Kreme Doughnuts, Inc.* (Retail)	272	1,899
Kulicke & Soffa Industries, Inc.* (Semiconductors)	238	1,714
KVH Industries, Inc.* (Telecommunications)	85	1,016
L-1 Identity Solutions, Inc.* (Electronics)	272	3,240
La-Z-Boy, Inc.* (Home Furnishings)	153	1,380
LaBranche & Co., Inc.* (Diversified Financial Services)	221	796
Laclede Group, Inc. (Gas)	119	4,348
Ladish Co., Inc.* (Metal Fabricate/Hardware)	68	3,305
Lakeland Financial Corp. (Banks)	68	1,459
Landauer, Inc. (Commercial Services)	51	3,058
LaSalle Hotel Properties (REIT)	170	4,488
Lattice Semiconductor Corp.* (Semiconductors)	323	1,957
Lawson Software, Inc.* (Software)	425	3,931
Layne Christensen Co.* (Engineering & Construction)	51	1,755
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	867	1,248
Lexington Realty Trust (REIT)	408	3,244
LHC Group, Inc.* (Healthcare-Services)	68	2,040
Life Time Fitness, Inc.* (Leisure Time)	102	4,181
Limelight Networks, Inc.* (Internet)	323	1,877
Lin TV Corp.—Class A* (Media)	204	1,081
Lionbridge Technologies, Inc.* (Internet)	170	627
Liquidity Services, Inc.* (Internet)	136	1,911
Littelfuse, Inc. (Electrical Components & Equipment)	68	3,200
Live Nation, Inc.* (Commercial Services)	391	4,465

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

Common Stocks, continued
	Shares	Value

LivePerson, Inc.* (Computers)	204	$2,305
Liz Claiborne, Inc.* (Apparel)	408	2,921
LogMeIn, Inc.* (Telecommunications)	34	1,508
Loral Space & Communications, Inc.* (Telecommunications)	51	3,901
Louisiana-Pacific Corp.* (Forest Products & Paper)	391	3,699
LSB Industries, Inc.* (Miscellaneous Manufacturing)	102	2,475
LTC Properties, Inc. (REIT)	136	3,819
Lufkin Industries, Inc. (Oil & Gas Services)	85	5,303
Lumber Liquidators Holdings, Inc.* (Retail)	68	1,694
Luminex Corp.* (Healthcare-Products)	153	2,797
M/I Schottenstein Homes, Inc.* (Home Builders)	119	1,830
Magellan Health Services, Inc.* (Healthcare-Services)	102	4,823
Maidenform Brands, Inc.* (Apparel)	119	2,829
Manhattan Associates, Inc.* (Computers)	85	2,596
ManTech International Corp.—Class A* (Software)	51	2,108
Marcus Corp. (Lodging)	136	1,805
Martek Biosciences Corp.* (Biotechnology)	102	3,193
Masimo Corp. (Healthcare-Products)	153	4,448
MasTec, Inc.* (Telecommunications)	255	3,720
MB Financial, Inc. (Banks)	187	3,239
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	136	1,236
MCG Capital Corp. (Investment Companies)	459	3,199
McGrath Rentcorp (Commercial Services)	102	2,674
McMoRan Exploration Co.* (Oil & Gas)	255	4,371
Measurement Specialties, Inc.* (Electronics)	68	1,996
MedAssets, Inc.* (Software)	119	2,403
Mediacom Communications Corp.—Class A* (Media)	153	1,294
Medical Action Industries, Inc.* (Healthcare-Products)	153	1,466
Medical Properties Trust, Inc. (REIT)	391	4,235
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	221	5,921
Mentor Graphics Corp.* (Computers)	374	4,488
Mercury Computer Systems, Inc.* (Computers)	119	2,187
Merge Healthcare, Inc.* (Healthcare-Products)	357	1,332
Meridian Bioscience, Inc. (Healthcare-Products)	136	3,150
Merit Medical Systems, Inc.* (Healthcare-Products)	136	2,153
Meritage Homes Corp.* (Home Builders)	119	2,642
Metabolix, Inc.* (Miscellaneous Manufacturing)	68	828
Metalico, Inc.* (Environmental Control)	289	1,699
Methode Electronics, Inc. (Electronics)	102	1,323
MF Global Holdings, Ltd.* (Diversified Financial Services)	289	2,416
MFA Financial, Inc. (REIT)	680	5,549
MGIC Investment Corp.* (Insurance)	544	5,543
Michael Baker Corp.* (Engineering & Construction)	51	1,586
Micrel, Inc. (Semiconductors)	221	2,871
Microsemi Corp.* (Semiconductors)	323	7,397
MicroStrategy, Inc.—Class A* (Software)	34	2,906
Mid-America Apartment Communities, Inc. (REIT)	68	4,317
Middlesex Water Co. (Water)	153	2,808
Mine Safety Appliances Co. (Environmental Control)	136	4,234
Minerals Technologies, Inc. (Chemicals)	51	3,336
MKS Instruments, Inc.* (Semiconductors)	136	3,331
Mobile Mini, Inc.* (Storage/Warehousing)	119	2,343
Modine Manufacturing Co.* (Auto Parts & Equipment)	153	2,371
Molina Healthcare, Inc.* (Healthcare-Services)	51	1,420
Momenta Pharmaceuticals, Inc.* (Biotechnology)	153	2,290
Monarch Casino & Resort, Inc.* (Lodging)	68	850
Monolithic Power Systems, Inc.* (Semiconductors)	119	1,966
Monro Muffler Brake, Inc. (Commercial Services)	102	3,528
Montpelier Re Holdings, Ltd. (Insurance)	442	8,813
Moog, Inc.—Class A* (Aerospace/Defense)	136	5,413
Move, Inc.* (Internet)	595	1,529
MTS Systems Corp. (Computers)	119	4,458
Mueller Industries, Inc. (Metal Fabricate/Hardware)	153	5,003
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	408	1,701
Multi-Color Corp. (Commercial Services)	102	1,985
Multimedia Games, Inc.* (Leisure Time)	170	949
MVC Capital, Inc. (Investment Companies)	153	2,234
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	2,147
Myers Industries, Inc. (Miscellaneous Manufacturing)	255	2,484
MYR Group, Inc.* (Engineering & Construction)	85	1,785
Nabi Biopharmaceuticals* (Pharmaceuticals)	425	2,461
NACCO Industries, Inc.—Class A (Machinery-Diversified)	17	1,842
Nara Bancorp, Inc.* (Banks)	136	1,336
Nash Finch Co. (Food)	85	3,613
National Beverage Corp. (Beverages)	85	1,117
National CineMedia, Inc. (Entertainment)	119	2,369
National Financial Partners* (Diversified Financial Services)	153	2,050
National Health Investors, Inc. (REIT)	85	3,827
National Penn Bancshares, Inc. (Banks)	476	3,822
Natus Medical, Inc.* (Healthcare-Products)	153	2,170
Navigant Consulting Co.* (Commercial Services)	204	1,877
NBT Bancorp, Inc. (Banks)	136	3,284
NCI Building Systems, Inc.* (Building Materials)	102	1,427
Nektar Therapeutics* (Biotechnology)	289	3,714
Neogen Corp.* (Pharmaceuticals)	136	5,580
NETGEAR, Inc.* (Telecommunications)	119	4,008
Netlogic Microsystems, Inc.* (Semiconductors)	170	5,340
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	153	1,169
Neutral Tandem, Inc.* (Telecommunications)	136	1,964
New Jersey Resources Corp. (Gas)	153	6,596
NewAlliance Bancshares, Inc. (Savings & Loans)	323	4,839
NewMarket Corp. (Chemicals)	34	4,195
Newpark Resources, Inc.* (Oil & Gas Services)	272	1,676
Newport Corp.* (Electronics)	153	2,658
NGP Capital Resources Co. (Investment Companies)	102	938
Nicor, Inc. (Gas)	153	7,638
Nolan Co.* (Media)	102	1,420

See accompanying notes to the financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Nordson Corp. (Machinery-Diversified)	85	$7,810
Northern Oil & Gas, Inc.* (Oil & Gas)	170	4,626
Northwest Bancshares, Inc. (Savings & Loans)	374	4,398
Northwest Natural Gas Co. (Gas)	153	7,110
NorthWestern Corp. (Electric)	187	5,391
Novatel Wireless, Inc.* (Telecommunications)	255	2,435
NPS Pharmaceuticals, Inc.* (Biotechnology)	238	1,880
NTELOS Holdings Corp. (Telecommunications)	119	2,267
Nu Skin Enterprises, Inc. (Retail)	136	4,115
Nutraceutical International Corp.* (Pharmaceuticals)	68	965
NuVasive, Inc.* (Healthcare-Products)	85	2,180
NxStage Medical, Inc.* (Healthcare-Products)	102	2,538
Obagi Medical Products, Inc.* (Pharmaceuticals)	119	1,374
Ocwen Financial Corp.* (Diversified Financial Services)	238	2,271
OfficeMax, Inc.* (Retail)	238	4,213
Old Dominion Freight Line, Inc.* (Transportation)	119	3,807
Old National Bancorp (Banks)	391	4,649
Olin Corp. (Chemicals)	255	5,233
Olympic Steel, Inc. (Iron/Steel)	68	1,950
OM Group, Inc.* (Chemicals)	119	4,583
OmniVision Technologies, Inc.* (Semiconductors)	153	4,530
Omnova Solutions, Inc.* (Chemicals)	238	1,990
On Assignment, Inc.* (Commercial Services)	153	1,247
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	204	7,521
Openwave Systems, Inc.* (Internet)	510	1,081
OPNET Technologies, Inc. (Software)	102	2,731
Oppenheimer Holdings, Inc.—Class A (Diversified Financial Services)	68	1,782
OraSure Technologies, Inc.* (Healthcare-Products)	238	1,368
Orbital Sciences Corp.* (Aerospace/Defense)	255	4,368
Orient-Express Hotels, Ltd.—Class A* (Lodging)	272	3,533
Oriental Financial Group, Inc. (Banks)	136	1,699
Orion Marine Group, Inc.* (Engineering & Construction)	136	1,578
Oritani Financial Corp. (Savings & Loans)	255	3,121
OSI Systems, Inc.* (Electronics)	51	1,854
Otter Tail Corp. (Electric)	170	3,832
Owens & Minor, Inc. (Distribution/Wholesale)	170	5,003
Oxford Industries, Inc. (Apparel)	51	1,306
P.F. Chang’s China Bistro, Inc. (Retail)	68	3,295
Pacer International, Inc.* (Transportation)	136	930
Pacific Sunwear of California, Inc.* (Retail)	272	1,474
PacWest Bancorp (Banks)	170	3,635
PAETEC Holding Corp.* (Telecommunications)	459	1,717
Pain Therapeutics, Inc.* (Pharmaceuticals)	136	918
Palomar Medical Technologies, Inc.* (Healthcare-Products)	119	1,691
Panhandle Oil & Gas, Inc.—Class A (Oil & Gas)	34	932
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	119	4,583
Parametric Technology Corp.* (Software)	323	7,277
PAREXEL International Corp.* (Commercial Services)	187	3,970
Parker Drilling Co.* (Oil & Gas)	527	2,408
Parkway Properties, Inc. (REIT)	136	2,383
Patriot Coal Corp.* (Coal)	238	4,610
PDL BioPharma, Inc. (Biotechnology)	544	3,389
Pebblebrook Hotel Trust (REIT)	85	1,727
Pegasystems, Inc. (Software)	51	1,868
Penn Virginia Corp. (Oil & Gas)	187	3,145
Perficient, Inc.* (Internet)	153	1,912
Pericom Semiconductor Corp.* (Semiconductors)	170	1,867
Petroleum Development* (Oil & Gas)	85	3,588
PetroQuest Energy, Inc.* (Oil & Gas)	272	2,048
Pharmasset, Inc.* (Pharmaceuticals)	85	3,690
PharMerica Corp.* (Pharmaceuticals)	187	2,141
PHH Corp.* (Commercial Services)	170	3,935
PHI, Inc.* (Transportation)	85	1,601
Photronics, Inc.* (Semiconductors)	357	2,110
PICO Holdings, Inc.* (Water)	102	3,244
Piedmont Natural Gas Co., Inc. (Gas)	272	7,605
Pier 1 Imports, Inc.* (Retail)	306	3,213
Pinnacle Entertainment, Inc.* (Entertainment)	187	2,622
Pinnacle Financial Partners, Inc.* (Banks)	153	2,078
Pioneer Drilling Co.* (Oil & Gas)	170	1,498
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	51	1,785
Plantronics, Inc. (Telecommunications)	153	5,695
Platinum Underwriters Holdings, Ltd. (Insurance)	119	5,351
Playboy Enterprises, Inc.—Class B* (Media)	204	1,065
Plexus Corp.* (Electronics)	119	3,682
PMFG, Inc.* (Miscellaneous Manufacturing)	34	558
PMI Group, Inc.* (Insurance)	408	1,346
PNM Resources, Inc. (Electric)	357	4,648
Polaris Industries, Inc. (Leisure Time)	85	6,632
PolyOne Corp.* (Chemicals)	221	2,760
Polypore International, Inc.* (Miscellaneous Manufacturing)	68	2,770
Pool Corp. (Distribution/Wholesale)	102	2,299
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	34	2,557
Post Properties, Inc. (REIT)	170	6,171
Potlatch Corp. (Forest Products & Paper)	119	3,873
Power Integrations, Inc. (Semiconductors)	85	3,412
Power-One, Inc.* (Electrical Components & Equipment)	85	867
PowerSecure International, Inc.* (Electrical Components & Equipment)	119	926
Premiere Global Services, Inc.* (Telecommunications)	323	2,196
PriceSmart, Inc. (Retail)	102	3,879
PrivateBancorp, Inc. (Banks)	153	2,200
ProAssurance Corp.* (Insurance)	119	7,211
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,207
Prospect Capital Corp. (Investment Companies)	204	2,203
Prosperity Bancshares, Inc. (Banks)	136	5,342
Provident Financial Services, Inc. (Savings & Loans)	272	4,115
Provident New York Bancorp (Savings & Loans)	153	1,605
PS Business Parks, Inc. (REIT)	68	3,789
PSS World Medical, Inc.* (Healthcare-Products)	170	3,842
Quaker Chemical Corp. (Chemicals)	51	2,125
Quanex Building Products Corp. (Building Materials)	102	1,935
Quantum Corp.* (Computers)	1,122	4,174
Quest Software, Inc.* (Software)	187	5,187
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	153	2,254

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Common Stocks, continued
	Shares	Value

Quidel Corp.* (Healthcare-Products)	136	$1,965
Quiksilver, Inc.* (Apparel)	374	1,896
Rackspace Hosting, Inc.* (Internet)	255	8,010
Radian Group, Inc. (Insurance)	357	2,881
Radiant Systems, Inc.* (Computers)	136	2,662
Ramco-Gershenson Properties Trust (REIT)	170	2,116
Raven Industries, Inc. (Miscellaneous Manufacturing)	51	2,432
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	85	3,322
RealNetworks, Inc.* (Internet)	340	1,428
Red Robin Gourmet Burgers, Inc.* (Retail)	68	1,460
Redwood Trust, Inc. (REIT)	272	4,061
Regis Corp. (Retail)	221	3,669
RehabCare Group, Inc.* (Healthcare-Services)	85	2,014
Rent-A-Center, Inc. (Commercial Services)	153	4,939
Resources Connection, Inc. (Commercial Services)	170	3,160
Retail Ventures, Inc.* (Retail)	170	2,771
REX American Resources Corp.* (Energy-Alternate Sources)	51	783
Rex Energy Corp.* (Oil & Gas)	136	1,856
RF Micro Devices, Inc.* (Telecommunications)	782	5,748
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	238	1,792
RightNow Technologies, Inc.* (Software)	85	2,012
Riverbed Technology, Inc.* (Computers)	340	11,958
RLI Corp. (Insurance)	119	6,256
Rock-Tenn Co.—Class A (Forest Products & Paper)	85	4,586
Rockwood Holdings, Inc.* (Chemicals)	136	5,320
Rofin-Sinar Technologies, Inc.* (Electronics)	85	3,012
Rogers Corp.* (Electronics)	85	3,251
Rosetta Resources, Inc.* (Oil & Gas)	170	6,399
RPC, Inc. (Oil & Gas Services)	221	4,005
RSC Holdings, Inc.* (Commercial Services)	306	2,980
RTI Biologics, Inc.* (Healthcare-Products)	340	908
RTI International Metals, Inc.* (Mining)	102	2,752
Ruby Tuesday, Inc.* (Retail)	170	2,220
Ruddick Corp. (Food)	119	4,384
Rue21, Inc.* (Retail)	51	1,495
Rush Enterprises, Inc.* (Retail)	136	2,780
S1 Corp.* (Internet)	493	3,402
Safety Insurance Group, Inc. (Insurance)	85	4,043
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	153	7,185
Sally Beauty Holdings, Inc.* (Retail)	306	4,446
Sanderson Farms, Inc. (Food)	68	2,662
Sandy Spring Bancorp, Inc. (Banks)	102	1,880
Santarus, Inc.* (Pharmaceuticals)	374	1,223
Sapient Corp. (Internet)	255	3,085
Saul Centers, Inc. (REIT)	51	2,415
Savient Pharmaceuticals, Inc.* (Biotechnology)	255	2,841
SAVVIS, Inc.* (Telecommunications)	119	3,037
SCBT Financial Corp. (Banks)	51	1,670
Scholastic Corp. (Media)	136	4,017
Schulman (A.), Inc. (Chemicals)	136	3,113
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	51	3,209
SeaChange International, Inc.* (Software)	170	1,453
Sealy Corp.* (Home Furnishings)	442	1,291
Seattle Genetics, Inc.* (Biotechnology)	272	4,066
Semtech Corp.* (Semiconductors)	238	5,388
Seneca Foods Corp.—Class A* (Food)	51	1,376
Sensient Technologies Corp. (Chemicals)	153	5,620
Shenandoah Telecommunications Co. (Telecommunications)	51	955
ShoreTel, Inc.* (Telecommunications)	170	1,328
Shuffle Master, Inc.* (Entertainment)	255	2,920
Shutterfly, Inc.* (Internet)	119	4,169
Signature Bank* (Banks)	136	6,800
Silgan Holdings, Inc. (Packaging & Containers)	85	3,044
Silicon Graphics International Corp.* (Computers)	136	1,228
Silicon Image, Inc.* (Semiconductors)	289	2,124
Simpson Manufacturing Co., Inc. (Building Materials)	119	3,678
Sinclair Broadcast Group, Inc.—Class A (Media)	153	1,252
Sirona Dental Systems, Inc.* (Healthcare-Products)	102	4,262
SJW Corp. (Water)	34	900
Skechers U.S.A., Inc.—Class A* (Apparel)	102	2,040
Skyline Corp. (Home Builders)	51	1,330
SkyWest, Inc. (Airlines)	170	2,655
Smart Balance, Inc.* (Food)	255	1,104
Smith Corp. (Miscellaneous Manufacturing)	102	3,884
Smith Micro Software, Inc.* (Software)	136	2,141
Snyders-Lance, Inc. (Food)	102	2,391
Solarwinds, Inc.* (Software)	102	1,963
Solutia, Inc.* (Chemicals)	340	7,847
Sonic Automotive, Inc. (Retail)	221	2,926
Sonic Corp.* (Retail)	238	2,409
Sonus Networks, Inc.* (Telecommunications)	527	1,407
Sotheby’s (Commercial Services)	187	8,415
Sourcefire, Inc.* (Internet)	85	2,204
South Jersey Industries, Inc. (Gas)	85	4,490
Southside Bancshares, Inc. (Banks)	68	1,433
Sovran Self Storage, Inc. (REIT)	102	3,755
Spartan Stores, Inc. (Food)	119	2,017
SRA International, Inc.—Class A* (Computers)	170	3,476
Stage Stores, Inc. (Retail)	221	3,832
Standard Microsystems Corp.* (Semiconductors)	102	2,941
Standard Pacific Corp.* (Home Builders)	340	1,564
Standex International Corp. (Miscellaneous Manufacturing)	51	1,525
Starwood Property Trust, Inc. (REIT)	136	2,921
Steelcase, Inc.—Class A (Office Furnishings)	221	2,336
Steiner Leisure, Ltd.* (Commercial Services)	68	3,176
StellarOne Corp. (Banks)	102	1,483
Stepan Co. (Chemicals)	17	1,297
STERIS Corp. (Healthcare-Products)	170	6,198
Sterling Bancshares, Inc. (Banks)	306	2,148
Steven Madden, Ltd.* (Apparel)	68	2,837
Stewart Enterprises, Inc.—Class A (Commercial Services)	442	2,957
Stewart Information Services Corp. (Insurance)	119	1,372
Stifel Financial Corp.* (Diversified Financial Services)	68	4,219
Stillwater Mining Co.* (Mining)	136	2,904
Stone Energy Corp.* (Oil & Gas)	187	4,168
STR Holdings, Inc.* (Miscellaneous Manufacturing)	85	1,700
Strategic Hotels & Resorts, Inc.* (REIT)	391	2,068

See accompanying notes to the financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

SuccessFactors, Inc.* (Commercial Services)	170	$4,923
Sunstone Hotel Investors, Inc.* (REIT)	374	3,863
Super Micro Computer, Inc.* (Computers)	68	785
SuperGen, Inc.* (Biotechnology)	357	935
Support.com, Inc.* (Internet)	289	1,873
Susquehanna Bancshares, Inc. (Banks)	374	3,620
SVB Financial Group* (Banks)	85	4,509
Swift Energy Co.* (Oil & Gas)	119	4,659
Sykes Enterprises, Inc.* (Computers)	170	3,444
Syniverse Holdings, Inc.* (Telecommunications)	136	4,196
SYNNEX Corp.* (Software)	119	3,713
Synovis Life Technologies, Inc.* (Healthcare-Products)	68	1,095
Syntel, Inc. (Computers)	68	3,250
Take-Two Interactive Software, Inc.* (Software)	238	2,913
TAL International Group, Inc. (Trucking & Leasing)	68	2,099
Taleo Corp.—Class A* (Software)	119	3,290
Tanger Factory Outlet Centers, Inc. (REIT)	68	3,481
Taser International, Inc.* (Electronics)	221	1,039
Tecumseh Products Co.—Class A* (Machinery-Diversified)	68	887
Tekelec* (Telecommunications)	136	1,620
TeleCommunication Systems, Inc.—Class A* (Internet)	255	1,191
Teledyne Technologies, Inc.* (Aerospace/Defense)	102	4,485
TeleTech Holdings, Inc.* (Commercial Services)	170	3,500
Tennant Co. (Machinery-Diversified)	51	1,959
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	170	6,997
Terremark Worldwide, Inc.* (Internet)	238	3,082
Tessera Technologies, Inc.* (Semiconductors)	153	3,389
Tetra Tech, Inc.* (Environmental Control)	170	4,260
TETRA Technologies, Inc.* (Oil & Gas Services)	272	3,229
Texas Capital Bancshares, Inc.* (Banks)	187	3,977
Texas Roadhouse, Inc.—Class A* (Retail)	170	2,919
The Andersons, Inc. (Agriculture)	68	2,472
The Bancorp, Inc.* (Banks)	119	1,210
The Cato Corp.—Class A (Retail)	119	3,262
The Children’s Place Retail Stores, Inc.* (Retail)	68	3,376
The Corporate Executive Board Co. (Commercial Services)	102	3,830
The Ensign Group, Inc. (Healthcare-Services)	119	2,960
The Finish Line, Inc.—Class A (Retail)	119	2,046
The Geo Group, Inc.* (Commercial Services)	119	2,935
The Gorman-Rupp Co. (Machinery-Diversified)	68	2,198
The Greenbrier Cos., Inc.* (Trucking & Leasing)	85	1,784
The Hain Celestial Group, Inc.* (Food)	153	4,140
The Jones Group, Inc. (Apparel)	187	2,906
The Knot, Inc.* (Internet)	221	2,183
The Medicines Co.* (Pharmaceuticals)	204	2,883
The Men’s Wearhouse, Inc. (Retail)	170	4,247
The Middleby Corp.* (Machinery-Diversified)	34	2,870
The Navigators Group, Inc.* (Insurance)	51	2,568
The Pantry, Inc.* (Retail)	119	2,363
The Pep Boys-Manny, Moe & Jack (Retail)	187	2,511
The Phoenix Cos., Inc.* (Insurance)	476	1,209
The Princeton Review, Inc.* (Commercial Services)	357	421
The Ryland Group, Inc. (Home Builders)	153	2,606
The Talbots, Inc.* (Retail)	204	1,738
The Timberland Co.—Class A* (Apparel)	119	2,926
The Ultimate Software Group, Inc.* (Software)	119	5,787
The Warnaco Group, Inc.* (Apparel)	119	6,553
The Wet Seal, Inc.—Class A* (Retail)	527	1,950
Theravance, Inc.* (Pharmaceuticals)	187	4,688
THQ, Inc.* (Software)	289	1,751
Tibco Software, Inc.* (Internet)	493	9,717
TiVo, Inc.* (Home Furnishings)	289	2,494
TNS, Inc.* (Commercial Services)	102	2,122
TomoTherapy, Inc.* (Healthcare-Products)	306	1,105
Tompkins Financial Corp. (Banks)	34	1,331
Transcend Services, Inc.* (Commercial Services)	102	1,998
TreeHouse Foods, Inc.* (Food)	102	5,211
TriMas Corp.* (Miscellaneous Manufacturing)	85	1,739
Triple-S Management Corp.—Class B* (Healthcare-Services)	119	2,271
TriQuint Semiconductor, Inc.* (Semiconductors)	391	4,571
Triumph Group, Inc. (Aerospace/Defense)	34	3,040
True Religion Apparel, Inc.* (Apparel)	85	1,892
TrueBlue, Inc.* (Commercial Services)	170	3,058
TrustCo Bank Corp. NY (Banks)	408	2,587
Trustmark Corp. (Banks)	187	4,645
TTM Technologies, Inc.* (Electronics)	272	4,056
Tutor Perini Corp. (Engineering & Construction)	119	2,548
Tyler Technologies, Inc.* (Computers)	153	3,176
U-Store-It Trust (REIT)	374	3,564
U.S. Physical Therapy, Inc.* (Healthcare-Services)	102	2,022
UIL Holdings Corp. (Electric)	136	4,075
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	85	2,890
Ultratech Stepper, Inc.* (Semiconductors)	85	1,690
UMB Financial Corp. (Banks)	153	6,337
Umpqua Holdings Corp. (Banks)	357	4,348
Union First Market Bankshares Corp. (Banks)	119	1,759
Unisource Energy Corp. (Electric)	119	4,265
Unisys Corp.* (Computers)	136	3,521
United Community Banks, Inc.* (Banks)	357	696
United Fire & Casualty Co. (Insurance)	85	1,897
United Natural Foods, Inc.* (Food)	119	4,365
United Online, Inc. (Internet)	425	2,805
United Rentals, Inc.* (Commercial Services)	187	4,254
Unitil Corp. (Electric)	85	1,933
Universal American Financial Corp. (Insurance)	153	3,129
Universal Corp. (Agriculture)	68	2,768
Universal Electronics, Inc.* (Home Furnishings)	85	2,411
Universal Forest Products, Inc. (Building Materials)	68	2,645
Universal Health Realty Income Trust (REIT)	85	3,105
Universal Technical Institute, Inc. (Commercial Services)	85	1,872
Univest Corp. of Pennsylvania (Banks)	51	978
Urstadt Biddle Properties—Class A (REIT)	119	2,315
US Airways Group, Inc.* (Airlines)	459	4,595
US Ecology, Inc. (Environmental Control)	119	2,068
US Gold Corp.* (Mining)	357	2,881
USA Mobility, Inc. (Telecommunications)	136	2,417
USA Truck, Inc.* (Transportation)	51	675
USEC, Inc.* (Mining)	357	2,149
VAALCO Energy, Inc.* (Oil & Gas)	255	1,826

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Common Stocks, continued
	Shares	Value

Vail Resorts, Inc.* (Entertainment)	102	$5,308
Valassis Communications, Inc.* (Commercial Services)	119	3,850
ValueClick, Inc.* (Internet)	272	4,360
Veeco Instruments, Inc.* (Semiconductors)	119	5,112
Venoco, Inc.* (Oil & Gas)	136	2,509
VeriFone Systems, Inc.* (Software)	238	9,177
Viad Corp. (Commercial Services)	119	3,031
ViaSat, Inc.* (Telecommunications)	68	3,020
Vicor Corp. (Electrical Components & Equipment)	119	1,952
ViroPharma, Inc.* (Pharmaceuticals)	272	4,711
Vital Images, Inc.* (Software)	68	951
Vitamin Shoppe, Inc.* (Retail)	51	1,716
Vocus, Inc.* (Internet)	102	2,821
Volcano Corp.* (Healthcare-Products)	153	4,178
Volcom, Inc. (Apparel)	102	1,925
Volterra Semiconductor Corp.* (Semiconductors)	85	1,969
W&T Offshore, Inc. (Oil & Gas)	187	3,342
W.R. Grace & Co.* (Chemicals)	170	5,972
Warren Resources, Inc.* (Oil & Gas)	442	1,998
Washington Trust Bancorp, Inc. (Banks)	51	1,116
Watsco, Inc. (Distribution/Wholesale)	68	4,289
WD-40 Co. (Household Products/Wares)	85	3,424
Websense, Inc.* (Internet)	153	3,098
Webster Financial Corp. (Banks)	204	4,019
WellCare Health Plans, Inc.* (Healthcare-Services)	119	3,596
Werner Enterprises, Inc. (Transportation)	136	3,074
WesBanco, Inc. (Banks)	102	1,934
West Pharmaceutical Services, Inc. (Healthcare-Products)	136	5,603
Western Alliance Bancorp* (Banks)	204	1,501
Westlake Chemical Corp. (Chemicals)	68	2,956
Willbros Group, Inc.* (Oil & Gas Services)	204	2,003
Winn-Dixie Stores, Inc.* (Food)	187	1,341
Winnebago Industries, Inc.* (Home Builders)	119	1,809
Winthrop Realty Trust (REIT)	102	1,305
Wintrust Financial Corp. (Banks)	85	2,808
Wolverine World Wide, Inc. (Apparel)	136	4,336
Woodward Governor Co. (Electronics)	187	7,024
World Fuel Services Corp. (Retail)	170	6,147
Worthington Industries, Inc. (Metal Fabricate/Hardware)	204	3,754
Wright Express Corp.* (Commercial Services)	102	4,692
Wright Medical Group, Inc.* (Healthcare-Products)	119	1,848
Young Innovations, Inc. (Healthcare-Products)	34	1,088
Zep, Inc. (Chemicals)	85	1,690
Zoran Corp.* (Semiconductors)	221	1,945
Zumiez, Inc.* (Retail)	85	2,284
Zygo Corp.* (Electronics)	85	1,040

TOTAL COMMON STOCKS
(Cost $2,622,223)		2,967,702

Corporate Bonds(NM)
	Principal Amount	Value

GAMCO Investors, Inc.,
0.00%, 12/31/15(a)	$163	$163

TOTAL CORPORATE BONDS
(Cost $163)		163

Repurchase Agreements (62.7%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $247,001 (Collateralized by $247,700 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $252,035)	247,000	247,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $609,008 (Collateralized by $623,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $622,214)	609,000	609,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $4,723,063 (Collateralized by $4,801,900 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $4,818,015)	4,723,000	4,723,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $111,001 (Collateralized by $111,658 of various U.S. Treasury Notes, 1.13%–4.63%,8/31/11-1/15/12, total value of $113,293)	111,000	111,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,690,000)		5,690,000

TOTAL INVESTMENT SECURITIES
(Cost $8,312,386)—95.4%		8,657,865
Net other assets (liabilities)—4.6%		420,052

NET ASSETS—100.0%		$9,077,917

(a)	Zero-coupon security
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $140,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/(Depreciation)

Russell 2000 Mini Index Futures Contract expiring 3/21/11 (Underlying notional amount at value $1,798,830)	23	$(6,959)

See accompanying notes to the financial statements.

30 :: ProFund VP Small-Cap :: Financial Statements

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$2,189,983	$(20,545)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	2,149,259	(22,626)

		$(43,171)

ProFund VP Small-Cap invested in the following industries as of December 31, 2010:

	Value	% of Net Assets

Advertising	$2,388	NM
Aerospace/Defense	34,587	0.4%
Aerospace/Defense Equipment	4,920	0.1%
Agriculture	7,402	0.1%
Airlines	21,945	0.2%
Apparel	59,003	0.7%
Auto Manufacturers	1,780	NM
Auto Parts & Equipment	31,437	0.4%
Banks	170,883	1.9%
Beverages	2,827	NM
Biotechnology	51,783	0.6%
Building Materials	11,059	0.1%
Chemicals	78,205	0.9%
Coal	17,531	0.2%
Commercial Services	181,605	2.0%
Computers	73,553	0.8%
Distribution/Wholesale	22,798	0.3%
Diversified Financial Services	42,687	0.5%
Electric	41,764	0.5%
Electrical Components & Equipment	28,588	0.3%
Electronics	81,580	0.9%
Energy-Alternate Sources	3,764	NM
Engineering & Construction	17,748	0.2%
Entertainment	18,806	0.2%
Environmental Control	25,615	0.3%
Food	45,031	0.5%
Forest Products & Paper	28,838	0.3%
Gas	37,787	0.4%
Hand/Machine Tools	11,881	0.1%
Healthcare-Products	115,858	1.3%
Healthcare-Services	58,443	0.6%
Holding Companies-Diversified	3,308	NM
Home Builders	11,781	0.1%
Home Furnishings	11,439	0.1%
Household Products/Wares	13,449	0.2%
Insurance	87,272	1.0%
Internet	108,690	1.2%
Investment Companies	26,344	0.3%
Iron/Steel	3,565	NM
Leisure Time	19,316	0.2%
Lodging	9,854	0.1%
Machinery-Construction & Mining	2,204	NM
Machinery-Diversified	50,219	0.6%
Media	21,102	0.2%
Metal Fabricate/Hardware	25,657	0.3%
Mining	44,330	0.5%
Miscellaneous Manufacturing	73,496	0.8%
Office Furnishings	15,972	0.2%
Oil & Gas	91,608	1.0%
Oil & Gas Services	56,554	0.6%
Packaging & Containers	4,896	0.1%
Pharmaceuticals	89,124	1.0%
REIT	198,673	2.2%
Real Estate	2,953	NM
Retail	199,504	2.2%
Savings & Loans	30,509	0.3%
Semiconductors	101,452	1.1%
Software	115,272	1.3%
Storage/Warehousing	2,343	NM
Telecommunications	130,917	1.4%
Textiles	3,678	NM
Toys/Games/Hobbies	4,027	NM
Transportation	51,915	0.6%
Trucking & Leasing	9,280	0.1%
Water	14,903	0.2%
Other**	6,110,215	67.3%

Total	$9,077,917	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$8,312,386

Securities, at value	2,967,865
Repurchase agreements, at value	5,690,000

Total Investment Securities, at value	8,657,865
Segregated cash balances with brokers	105,110
Dividends receivable	3,278
Receivable for capital shares issued	406,762
Receivable for investments sold	8,071
Prepaid expenses	25

TOTAL ASSETS	9,181,111

LIABILITIES:
Cash overdraft	421
Payable for capital shares redeemed	27,679
Unrealized loss on swap agreements	43,171
Variation margin on futures contracts	13,800
Advisory fees payable	4,039
Management services fees payable	539
Administration fees payable	237
Administrative services fees payable	3,163
Distribution fees payable	3,098
Transfer agency fees payable	550
Fund accounting fees payable	475
Compliance services fees payable	21
Other accrued expenses	6,001

TOTAL LIABILITIES	103,194

NET ASSETS	$9,077,917

NET ASSETS CONSIST OF:
Capital	$9,043,432
Accumulated net investment income (loss)	(272)
Accumulated net realized gains (losses) on investments	(260,592)
Net unrealized appreciation (depreciation) on investments	295,349

NET ASSETS	$9,077,917

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	324,901

Net Asset Value (offering and redemption price per share)	$27.94

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$15,822
Interest	4,498

TOTAL INVESTMENT INCOME	20,320

EXPENSES:
Advisory fees	41,345
Management services fees	5,513
Administration fees	2,325
Transfer agency fees	3,299
Administrative services fees	13,632
Distribution fees	13,782
Custody fees	12,546
Fund accounting fees	10,659
Trustee fees	77
Compliance services fees	46
Other fees	9,605

Total Gross Expenses before reductions	112,829
Less Expenses reduced by the Advisor	(20,217)

TOTAL NET EXPENSES	92,612

NET INVESTMENT INCOME (LOSS)	(72,292)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(327,959)
Net realized gains (losses) on futures contracts	(180,545)
Net realized gains (losses) on swap agreements	781,837
Change in net unrealized appreciation/depreciation on investments	252,814

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	526,147

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$453,855

See accompanying notes to the financial statements.

32 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(72,292)	$(55,396)
Net realized gains (losses) on investments	273,333	205,224
Change in net unrealized appreciation/depreciation on investments	252,814	(292,903)

Change in net assets resulting from operations	453,855	(143,075)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	79,801,320	197,414,026
Value of shares redeemed	(75,590,840)	(195,672,112)

Change in net assets resulting from capital transactions	4,210,480	1,741,914

Change in net assets	4,664.335	1,598,839
NET ASSETS:
Beginning of period	4,413,582	2,814,743

End of period	$9,077,917	$4,413,582

Accumulated net investment income (loss)	$(272)	$(67)

SHARE TRANSACTIONS:
Issued	3,337,412	10,569,204
Redeemed	(3,209,596)	(10,530,714)

Change in shares	127,816	38,490

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap :: 33

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$22.39	$17.75		$30.71	$37.24	$32.95

Investment Activities:
Net investment income (loss)(a)	(0.31)	(0.25)		(0.10)	0.06	0.17
Net realized and unrealized gains (losses) on investments	5.86	4.89	(b)	(9.82)	(0.82)	4.65

Total income (loss) from investment activities	5.55	4.64		(9.92)	(0.76)	4.82

Distributions to Shareholders From:
Net investment income	—	—		(0.08)	(0.28)	—
Net realized gains on investments	—	—		(2.96)	(5.49)	(0.53)

Total distributions	—	—		(3.04)	(5.77)	(0.53)

Net Asset Value, End of Period	$27.94	$22.39		$17.75	$30.71	$37.24

Total Return	24.79%	26.14%		(35.44)%	(2.21)%	14.75%

Ratios to Average Net Assets:
Gross expenses	2.05%	2.30%		1.65%	1.61%	1.59%
Net expenses	1.68%	1.73%	(c)	1.62%	1.56%	1.55%
Net investment income (loss)	(1.31)%	(1.34)%		(0.37)%	0.15%	0.47%

Supplemental Data:
Net assets, end of period (000’s)	$9,078	$4,414		$2,815	$68,525	$119,948
Portfolio turnover rate(d)	378%	840%		69%	40%	53%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

34 :: ProFund VP Europe 30 :: Management Discussion of Fund Performance

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2010, the Fund had a total return of 2.63%, compared to a return of 2.57%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Siemens AG (+35.50%), Rio Tinto PLC (+33.08%), and BHP Billiton PLC (+26.08%), while the bottom three performers in this group were BP PLC (-23.81%), Total SA (-16.49%), and HSBC Holdings PLC (-10.60%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 2000 to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Ten Year

ProFund VP Europe 30	2.63%	0.47%	-0.12%
ProFunds Europe 30 Index	2.57%	-0.74%	-0.71%
Dow Jones STOXX 50 Index[3]	-11.92%	-2.36%	-1.77%

Expense Ratios**

Fund	Gross	Net

ProFund VP Europe 30	1.78%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

BHP Billiton PLC	6.2%
HSBC Holdings PLC	5.6%
Rio Tinto PLC	5.2%
Siemens AG	4.6%
Royal Dutch Shell PLC—Class A	4.3%

ProFunds Europe 30 Index – Composition
Industry Breakdown	% of Index

Energy	20%
Consumer Non-Cyclical	18%
Communications	16%
Basic Materials	15%
Financial	12%
Industrial	10%
Technology	9%

Country Breakdown

United Kingdom	41%
Netherlands	13%
France	9%
Germany	8%
Spain	8%
Luxembourg	7%
Sweden	3%
Belgium	3%
Finland	3%
Other	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]

The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expense associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Europe 30 :: 35

Schedule of Portfolio Investments

Common Stocks† (99.3%)
	Shares	Value

Alcatel-Lucent* (Telecommunications)	364,635	$1,079,320
Anheuser-Busch InBev N.V. (Beverages)	24,420	1,394,138
ArcelorMittal (Iron/Steel)	44,955	1,714,134
ARM Holdings PLC (Semiconductors)	63,270	1,312,852
ASML Holding N.V. (Semiconductors)	35,520	1,361,837
AstraZeneca PLC (Pharmaceuticals)	26,085	1,204,866
Banco Santander S.A. (Banks)	167,610	1,785,046
Barclays PLC (Banks)	86,025	1,421,133
BHP Billiton PLC (Mining)	37,185	2,993,392
BP PLC (Oil & Gas)	41,625	1,838,576
Diageo PLC (Beverages)	15,540	1,155,088
Eni SpA (Oil & Gas)	21,090	922,477
Ensco PLC (Oil & Gas)	22,200	1,185,036
GlaxoSmithKline PLC (Pharmaceuticals)	32,190	1,262,492
HSBC Holdings PLC (Banks)	52,725	2,691,084
Koninklijke Phillips Electronics N.V. (Electronics)	42,735	1,311,965
Nokia, Corp. (Telecommunications)	134,865	1,391,807
Rio Tinto PLC (Mining)	34,965	2,505,592
Royal Dutch Shell PLC—Class A (Oil & Gas)	31,080	2,075,522
Sanofi-Aventis (Pharmaceuticals)	37,740	1,216,360
SAP AG (Software)	32,190	1,629,136
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	12,765	923,931
Siemens AG (Miscellaneous Manufacturing)	17,760	2,206,680
Statoil ASA (Oil & Gas)	56,055	1,332,427
Telefonaktiebolaget LM Ericsson (Telecommunications)	129,870	1,497,401
Telefonica S.A. (Telecommunications)	28,305	1,936,628
Tenaris S.A. (Iron/Steel)	29,415	1,440,747
Total S.A. (Oil & Gas)	33,300	1,780,884
Unilever N.V. (Food)	41,625	1,307,025
Vodafone Group PLC (Telecommunications)	76,590	2,024,274

TOTAL COMMON STOCKS
(Cost $37,896,474)		47,901,850

Repurchase Agreements (0.6%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $13,000 (Collateralized by $13,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $13,329)	$13,000	$13,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $32,000 (Collateralized by $33,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $32,958)	32,000	32,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $252,003 (Collateralized by $258,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $257,568)	252,000	252,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $7,000 (Collateralized by $6,900 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $7,206)	7,000	7,000

TOTAL REPURCHASE AGREEMENTS
(Cost $304,000)		304,000

TOTAL INVESTMENT SECURITIES
(Cost $38,200,474)—99.9%		48,205,850
Net other assets (liabilities)—0.1%		64,401

NET ASSETS—100.0%		$48,270,251

†	As of December 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $627,125)	10	$13,119

ProFund VP Europe 30 invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Banks	$5,897,263	12.2%
Beverages	2,549,226	5.3%
Electronics	1,311,965	2.7%
Food	1,307,025	2.7%
Iron/Steel	3,154,881	6.5%
Mining	5,498,984	11.4%
Miscellaneous Manufacturing	2,206,680	4.6%
Oil & Gas	9,134,922	18.9%
Pharmaceuticals	4,607,649	9.6%
Semiconductors	2,674,689	5.6%
Software	1,629,136	3.4%
Telecommunications	7,929,430	16.4%
Other**	368,401	0.7%

Total	$48,270,251	100.0%

See accompanying notes to the financial statements.

36 :: ProFund VP Europe 30 :: Financial Statements

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2010:

		% of
	Value	Net Assets

Belgium	$1,394,138	2.9%
Finland	1,391,807	2.9%
France	4,076,564	8.4%
Germany	3,835,816	8.0%
Italy	922,477	1.9%
Ireland	923,931	1.9%
Luxembourg	3,154,881	6.6%
Netherlands	6,056,349	12.5%
Norway	1,332,427	2.8%
Spain	3,721,674	7.7%
Sweden	1,497,401	3.1%
United Kingdom	19,594,385	40.6%
Other**	368,401	0.7%

Total	$48,270,251	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 37

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$38,200,474

Securities, at value	47,901,850
Repurchase agreements, at value	304,000

Total Investment Securities, at value	48,205,850
Cash	298
Segregated cash balances with brokers	56,000
Dividends and interest receivable	87,783
Receivable for capital shares issued	36,163
Variation margin on futures contracts	125
Prepaid expenses	222

TOTAL ASSETS	48,386,441

LIABILITIES:
Payable for capital shares redeemed	12,928
Advisory fees payable	27,742
Management services fees payable	3,699
Administration fees payable	1,482
Administrative services fees payable	16,671
Distribution fees payable	15,799
Trustee fees payable	2
Transfer agency fees payable	4,635
Fund accounting fees payable	2,966
Compliance services fees payable	143
Other accrued expenses	30,123

TOTAL LIABILITIES	116,190

NET ASSETS	$48,270,251

NET ASSETS CONSIST OF:
Capital	$60,279,990
Accumulated net investment income (loss)	429,485
Accumulated net realized gains (losses) on investments	(22,457,719)
Net unrealized appreciation (depreciation) on investments	10,018,495

NET ASSETS	$48,270,251

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,268,944

Net Asset Value (offering and redemption price per share)	$21.27

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,293,729
Interest	452
Foreign tax withholding	(109,059)

TOTAL INVESTMENT INCOME	1,185,122

EXPENSES:
Advisory fees	337,349
Management services fees	44,979
Administration fees	18,899
Transfer agency fees	26,768
Administrative services fees	136,268
Distribution fees	112,450
Custody fees	6,084
Fund accounting fees	35,760
Trustee fees	689
Compliance services fees	310
Other fees	49,667

Total Gross Expenses before reductions	769,223
Less Expenses reduced by the Advisor	(13,587)

TOTAL NET EXPENSES	755,636

NET INVESTMENT INCOME (LOSS)	429,486

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,631,384
Net realized gains (losses) on futures contracts	80,579
Change in net unrealized appreciation/depreciation on investments	(5,963,084)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,251,121)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,821,635)

See accompanying notes to the financial statements.

38 :: ProFund VP Europe 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$429,486	$652,355
Net realized gains (losses) on investments	3,711,963	(5,452,794)
Change in net unrealized appreciation/depreciation on investments	(5,963,084)	14,864,519

Change in net assets resulting from operations	(1,821,635)	10,064,080

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(807,118)	(1,427,460)

Change in net assets resulting from distributions	(807,118)	(1,427,460)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	75,031,502	92,890,019
Dividends reinvested	807,118	1,427,460
Value of shares redeemed	(87,555,070)	(71,745,674)

Change in net assets resulting from capital transactions	(11,716,450)	22,571,805

Change in net assets	(14,345,203)	31,208,425
NET ASSETS:
Beginning of period	62,615,454	31,407,029

End of period	$48,270,251	$62,615,454

Accumulated net investment income (loss)	$429,485	$652,355

SHARE TRANSACTIONS:
Issued	3,750,046	5,097,910
Reinvested	39,476	69,328
Redeemed	(4,494,054)	(4,118,026)

Change in shares	(704,532)	1,049,212

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Europe 30 :: 39

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$21.06	$16.32	$35.53	$31.99	$27.96

Investment Activities:
Net investment income (loss)(a)	0.19	0.27	0.60	0.31	0.64
Net realized and unrealized gains (losses) on investments	0.35 (b)	4.99	(14.76)	4.33	4.18

Total income (loss) from investment activities	0.54	5.26	(14.16)	4.64	4.82

Distributions to Shareholders From:
Net investment income	(0.33)	(0.52)	(0.63)	(0.78)	(0.12)
Net realized gains on investments	—	—	(4.42)	(0.32)	(0.67)

Total distributions	(0.33)	(0.52)	(5.05)	(1.10)	(0.79)

Net Asset Value, End of Period	$21.27	$21.06	$16.32	$35.53	$31.99

Total Return	2.63%	32.30%	(44.00)%	14.58%	17.51%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.78%	1.70%	1.66%	1.69%
Net expenses	1.68%	1.67%	1.63%	1.61%	1.66%
Net investment income (loss)	0.95%	1.48%	2.12%	0.88%	2.12%

Supplemental Data:
Net assets, end of period (000’s)	$48,270	$62.615	$31,407	$131,721	$160,024
Portfolio turnover rate(c)	180%	150%	160%	280%	172%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

40 :: ProFund VP Rising Rates Opportunity :: Management Discussion of Fund Performance

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended December 31, 2010 the Fund had a total return of -16.03%, compared to a total return of 9.15%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2010 the most recent Long Bond issued carried a maturity date of November 15, 2040 and a 4.25% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 9.15% for the twelve months ended December 31, 2010 as measured by the Ryan Labs Treasury 30 Year Index. The yield on the Long Bond decreased from 4.63% on 12/31/09 to 4.34% on 12/31/10. The Long Bond’s total return of 9.15% for the period consisted of 4.25% derived from the yield of the bond and 4.90% derived from the price change of the bond. Since this Fund is designed to have inverse (opposite) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

*  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Rising Rates Opportunity	-16.03%	-6.39%	-8.60%
30-year U.S. Treasury Bond	9.15%	4.34%	6.41%
Barclays Capital U.S. Treasury: Long-Term Index	9.37%	5.68%	6.78%

Expense Ratios**

Fund	Gross	Net

ProFund VP Rising Rates Opportunity	1.73%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(5)%
Swap Agreements	(121)%

Total Exposure	(126)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
[3]
The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 41

Schedule of Portfolio Investments

U.S. Treasury Obligations (29.4%)

	Principal Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$17,512,000	$17,521,577

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,527,713)		17,521,577

Repurchase Agreements (68.7%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,034 (Collateralized by $8,193,200 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $8,336,577)	8,173,000	8,173,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,109 (Collateralized by $8,348,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $8,337,465)	8,173,000	8,173,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,169,109 (Collateralized by $8,310,100 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $8,333,783)	8,169,000	8,169,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,102 (Collateralized by $8,310,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $8,341,162)	8,173,000	8,173,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,048 (Collateralized by $8,187,108 of various U.S. Treasury Notes, 0.88%–1.88%, 4/30/11-8/15/12, total value of $8,336,563)	8,173,000	8,173,000

TOTAL REPURCHASE AGREEMENTS
(Cost $40,861,000)		40,861,000

TOTAL INVESTMENT SECURITIES
(Cost $58,388,712)—98.1%		58,382,577
Net other assets (liabilities)—1.9%		1,105,922

NET ASSETS—100.0%		$59,488,499

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $5,002,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/23/11 (Underlying notional amount at value $2,928,750)	24	$126,154

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	$(28,439,406)	$121,740
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	(43,692,375)	641,109

		$762,849

See accompanying notes to the financial statements.

42 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities December 31, 2010
ASSETS:
Total Investment Securities, at cost	$58,388,712

Securities, at value	17,521,577
Repurchase agreements, at value	40,861,000

Total Investment Securities, at value	58,382,577
Cash	518
Segregated cash balances with brokers	91,350
Interest receivable	436
Unrealized gain on swap agreements	762,849
Receivable for capital shares issued	413,371
Prepaid expenses	284

TOTAL ASSETS	59,651,385

LIABILITIES:
Payable for capital shares redeemed	5,114
Variation margin on futures contracts	27,000
Advisory fees payable	35,195
Management services fees payable	4,693
Administration fees payable	1,845
Administrative services fees payable	21,289
Distribution fees payable	20,682
Trustee fees payable	2
Transfer agency fees payable	5,226
Fund accounting fees payable	3,693
Compliance services fees payable	170
Other accrued expenses	37,977

TOTAL LIABILITIES	162,886

NET ASSETS	$59,488,499

NET ASSETS CONSIST OF:
Capital	$133,756,306
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(75,150,675)
Net unrealized appreciation (depreciation) on investments	882,868

NET ASSETS	$59,488,499

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,957,431

Net Asset Value (offering and redemption price per share)	$12.00

Statement of Operations For the year ended December 31, 2010
INVESTMENT INCOME:
Interest	$62,597

EXPENSES:
Advisory fees	415,821
Management services fees	55,442
Administration fees	23,757
Transfer agency fees	33,753
Administrative services fees	163,413
Distribution fees	138,607
Custody fees	7,677
Fund accounting fees	44,830
Trustee fees	742
Compliance services fees	480
Other fees	65,348

Total Gross Expenses before reductions	949,870
Less Expenses reduced by the Advisor	(18,431)

TOTAL NET EXPENSES	931,439

NET INVESTMENT INCOME (LOSS)	(868,842)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(20,097)
Net realized gains (losses) on futures contracts	(740,935)
Net realized gains (losses) on swap agreements	(10,461,409)
Change in net unrealized appreciation/depreciation on investments	1,309,067

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(9,913,374)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,782,216)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 43

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(868,842)	$(842,720)
Net realized gains (losses) on investments	(11,222,441)	14,123,895
Change in net unrealized appreciation/depreciation on investments	1,309,067	(1,019,323)

Change in net assets resulting from operations	(10,782,216)	12,261,852

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(291,473)

Change in net assets resulting from distributions	—	(291,473)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	165,438,594	197,711,133
Dividends reinvested	—	291,473
Value of shares redeemed	(150,977,627)	(190,752,996)

Change in net assets resulting from capital transactions	14,460,967	7,249,610

Change in net assets	3,678,751	19,219,989
NET ASSETS:
Beginning of period	55,809,748	36,589,759

End of period	$59,488,499	$55,809,748

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	13,063,428	14,725,896
Reinvested	—	21,591
Redeemed	(12,011,805)	(14,208,014)

Change in shares	1,051,623	539,473

See accompanying notes to the financial statements.

44 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$14.29	$10.87	$18.53	$20.70	$19.13

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.21)	0.08	0.72	0.70
Net realized and unrealized gains (losses) on investments	(2.09)	3.70	(6.82)	(1.72)	1.26

Total income (loss) from investment activities	(2.29)	3.49	(6.74)	(1.00)	1.96

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.92)	(1.17)	(0.39)

Net Asset Value, End of Period	$12.00	$14.29	$10.87	$18.53	$20.70

Total Return	(16.03)%	32.18%	(37.97)%	(5.20)%	10.15%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.73%	1.68%	1.63%	1.64%
Net expenses	1.68%	1.66%	1.63%	1.58%	1.61%
Net investment income (loss)	(1.57)%	(1.57)%	0.44%	3.47%	3.31%

Supplemental Data:
Net assets, end of period (000’s)	$59,488	$55,810	$36,590	$75,041	$130,894
Portfolio turnover rate(b)	436% (c)	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Notes to Financial Statementes

46 :: Notes to Financial Statements :: December 31, 2010

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust included in this report: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds VP will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. For the year ended December 31, 2010, there were no short sale transactions.

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2010, the ProFunds VP did not hold any when-issued securities.

December 31, 2010 :: Notes to Financial Statements :: 47

Foreign Currency Transactions

Each ProFund VP, other than ProFund VP Rising Rates Opportunity, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective. Options held during the year ended December 31, 2010, were used as a hedge to limit each ProFund VP’s market exposure. All other derivative instruments held during the year ended December 31, 2010, gained exposure to each ProFund VP’s benchmark (e. g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

The notional amount of the open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period for each respective ProFund VP.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

48 :: Notes to Financial Statements :: December 31, 2010

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. During the year ended December 31, 2010, the ProFunds VP did not write options.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e. g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the Funds may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements”.

Some Funds may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity (“short” the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the Funds may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

December 31, 2010 :: Notes to Financial Statements :: 49

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e. the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at December 31, 2010 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the Fund’s Statement of Assets and Liabilities as of December 31, 2010:

	Assets			Liabilities

Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts

Equity Risk Exposure:
ProFund VP Bull	$309,705	$3,499	$–	$–	$–	$–
ProFund VP Small-Cap	–	–	–	6,959	43,171	–
ProFund VP Europe 30	13,119	–	–	–	–	–
Interest Rate Risk Exposure:
ProFund VP Rising Rates
Opportunity	126,154	762,849	–	–	–	–

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Fund’s Statement of Operations for the year ended December 31, 2010:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations

Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change In Net Unrealized Appreciation/ Depreciation on Investments

Equity Risk Exposure:
ProFund VP Bull	$1,141,402	$1,399,895	$–	$472,324
ProFund VP Small-Cap	(180,545)	781,837	–	3,216
ProFund VP Europe 30	80,579	–	–	791
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	(740,935)	(10,461,409)	–	1,314,309

50 :: Notes to Financial Statements :: December 31, 2010

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP, or jointly with an affiliate, are allocated among the respective ProFunds VP and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments, except that fixed-income securities may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

December 31, 2010 :: Notes to Financial Statements :: 51

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended, December 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of December 31, 2010, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total

	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

ProFund VP Bull
Common Stocks	$72,186,393	$–	$–	$–	$72,186,393	$–
U.S. Treasury Obligations	–	–	9,534,211	–	9,534,211	–
Repurchase Agreements	–	–	27,876,000	–	27,876,000	–
Futures Contracts	–	309,705	–	–	–	309,705
Swap Agreements	–	–	–	3,499	–	3,499

Total	$72,186,393	$309,705	$37,410,211	$3,499	$109,596,604	$313,204

ProFund VP Small-Cap
Common Stocks	$2,967,702	$–	$–	$–	$2,967,702	$–
Corporate Bonds	–	–	163	–	163	–
Repurchase Agreements	–	–	5,690,000	–	5,690,000	–
Futures Contracts	–	(6,959)	–	–	–	(6,959)
Swap Agreements	–	–	–	(43,171)	–	(43,171)

Total	$2,967,702	$(6,959)	$5,690,163	$(43,171)	$8,657,865	$(50,130)

ProFund VP Europe 30
Common Stocks	$47,901,850	$–	$–	$–	$47,901,850	$–
Repurchase Agreements	–	–	304,000	–	304,000	–
Futures Contracts	–	13,119	–	–	–	13,119

Total	$47,901,850	$13,119	$304,000	$–	$48,205,850	$13,119

ProFund VP Rising Rates Opportunity
U.S. Treasury Obligations	$–	$–	$17,521,577	$–	$17,521,577	$–
Repurchase Agreements	–	–	40,861,000	–	40,861,000	–
Futures Contracts	–	126,154	–	–	–	126,154
Swap Agreements	–	–	–	762,849	–	762,849

Total	$–	$126,154	$58,382,577	$762,849	$58,382,577	$889,003

^  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

52 :: Notes to Financial Statements :: December 31, 2010

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2010.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $204,750 ($409,500 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and affiliated Trusts for the year ended December 31, 2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP. These expense limitations remain in effect until April 30, 2011.

December 31, 2010 :: Notes to Financial Statements :: 53

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2010, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires
	04/30/12	04/30/13	04/30/14	Total

ProFund VP Bull	$126,900	$78,992	$37,850	$243,742
ProFund VP Small-Cap	1,788	26,469	15,318	43,575
ProFund VP Europe 30	36,510	55,765	2,507	94,782
ProFund VP Rising Rates Opportunity	36,185	28,641	13,913	78,739

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2010 were as follows:

	Purchases	Sales

ProFund VP Bull	$42,475,316	$64,161,457
ProFund VP Small-Cap	7,159,646	4,367,192
ProFund VP Europe 30	79,063,801	90,557,019

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2010 were as follows:

	Purchases	Sales

ProFund VP Bull	$17,445,707	$7,897,114
ProFund VP Rising Rate Opportunity	26,395,655	8,853,369

6. Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of an index’s return over periods longer than one day.

54 :: Notes to Financial Statements :: December 31, 2010

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds’VP exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7. Federal Income Tax Information

As of the tax year end of December 31, 2010, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/12	12/31/13	12/31/15	12/31/16	12/31/17	12/31/18	Total

ProFund VP Europe 30	$–	$–	$–	$–	$3,508,484	$1,215,921	$4,724,405
ProFund VP Rising Rates Opportunity	8,365,460	22,965,205	5,366,257	27,138,193	–	11,189,405	75,024,520

As of the tax year end of December 31, 2010, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options in addition to changes in ProFund VP ownership during the year and in prior years. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/17	12/31/18	Total

ProFund VP Small-Cap	$–	$–	$192,710	$–	$192,710
ProFund VP Europe 30	7,667,165	3,425,937	–	–	1,093,102

The tax character of dividends paid to shareholders during the tax year ended December 31, 2010, were as follows:

		Net		Total
	Ordinary	Long-Term	Total Taxable	Distributions
	Income	Gains	Distributions	Paid

ProFund VP Bull	$135,672	$–	$135,672	$135,672
ProFund VP Europe 30	807,118	–	807,118	807,118

The tax character of dividends paid to shareholders during the tax year ended December 31, 2009, were as follows:

		Net		Total
	Ordinary	Long-Term	Total Taxable	Distributions
	Income	Gains	Distributions	Paid

ProFund VP Bull	$686,731	$–	$686,731	$686,731
ProFund VP Europe 30	1,427,460	–	1,427,460	1,427,460
ProFund VP Rising Rates Opportunity	291,473	–	291,473	291,473

December 31, 2010 :: Notes to Financial Statements :: 55

As of the tax year ended December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$–	$1,480,245	$–	$–	$10,515,580	$11,995,825
ProFund VP Small-Cap	–	–	–	(192,710)	227,195	34,485
ProFund VP Europe 30	429,485	–	–	(15,817,507)	3,378,283	(12,009,739)
ProFund VP Rising Rates Opportunity	–	–	–	(75,024,520)	756,714	(74,267,806)

At December 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$99,084,523	$22,024,676	$(11,512,595)	$10,512,081
ProFund VP Small-Cap	8,387,499	349,523	(79,157)	270,366
ProFund VP Europe 30	44,827,567	10,379,909	(7,001,626)	3,378,283
ProFund VP Rising Rates Opportunity	58,388,712	–	(6,135)	(6,135)

56 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (four of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2010, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 24, 2011

Additional Tax Information (unaudited) :: 57

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2010, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends Received Deduction

ProFund VP Bull	100.00%
ProFund VP Europe 30	3.61%

For the fiscal year ended December 31, 2010, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Long-Term Capital Gain

ProFund VP Bull	$1,241,798

58 :: Board Approval of Investment Advisory Agreement :: December 31, 2010 (unaudited)

At a meeting held on September 22, 2010, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were acceptable given the services provided.

December 31, 2010 (unaudited) :: Board Approval of Investment Advisory Agreement :: 59

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2010. The Board focused on each Fund’s performance against its benchmark for the same periods and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was satisfactory.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fall-out,” benefits, if any, that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFunds Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

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Expense Examples

62 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2010 and held for the entire period from July 1, 2010 through December 31, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10

ProFund VP Bull	$1,000.00	$1,220.40	$9.40	1.68%
ProFund VP Small-Cap	1,000.00	1,291.70	9.70	1.68%
ProFund VP Europe 30	1,000.00	1,242.50	9.50	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	1,036.30	8.62	1.68%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10

ProFund VP Bull	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Europe 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.74	8.54	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Trustees and Officers (unaudited) :: 63

Number of
Operational
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorship
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee*	Trustee

Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to Present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	None

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Executive Officers
Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel and Chief Compliance Officer of ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present).

64 :: Trustees and Officers (unaudited)

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009).

Jack P. Huntington 100 Summer Street, Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008).

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. since 2007 and has been employed by Citi Fund Services Ohio, Inc. in various other roles since 1993.

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/63	Assistant Treasurer	Indefinite; March 2006 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (September 1998 to present).

The ProFunds’ VP Statement of Additional Information includes additional information about the ProFunds’ VP Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/10

ProFunds®

ULTRA PROFUND VP
UltraBull

INVERSE PROFUND VP
Bear

SECTOR PROFUND VP
Biotechnology

NON-EQUITY PROFUND VP
Rising Rates Opportunity

DECEMBER 31, 2010

Annual Report

Table of Contents

i Message from the Chairman
3 Management Discussion of Fund Performance
7 Financial Statements and Financial Highlights
8 ProFund VP UltraBull
18 ProFund VP Bear
23 ProFund VP Biotechnology
28 ProFund VP Rising Rates Opportunity
33 Notes to Financial Statements
44 Report of Independent Registered Public Accounting Firm
45 Board Approval of Investment Advisory Agreement
47 Expense Examples
49 Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2010.

Market Recovery Stays on Course

U.S. equity markets finished 2010 up solidly despite a turbulent first six months. Large- and mid-cap stocks as measured by the S&P 500® and S&P 400® indexes were down through the end of June, but made a resurgence during the second half of the year ending 2010 up 15.1% and 26.7%, respectively. The Russell 2000® index also reflected a strong recovery for small-cap stocks, reversing a first-half decline to finish the year up 26.9%.

U.S. sector indexes in 2010 rose overall. Leading the way were basic materials, real estate, and industrials, which each rose more than 20%. Showing lesser gains, but still outperforming the S&P 500®, were oil and gas, consumer services, and telecommunications. Remaining U.S. sectors rose for the year as well, but lagged the total return of the S&P 500®.

Overseas, the first six months of 2010 presented significant challenges that drove down the performance of international stocks. As with many of their domestic counterparts, however, they recovered and finished the year more strongly. Developed markets outside of the U.S. and Canada rose 8.2% according to the MSCI EAFE ® Index. Emerging markets as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index® finished 2010 up 11.4%.

An Up Year for Bonds and the U.S. Dollar

Fixed-income returns also increased for 2010. 10-year Treasury bonds rose by 8.6% and 30-year Treasuries rose by 9.2% for the year as measured by their respective Ryan Labs Treasury 10 Year and Treasury 30 Year indexes. The broader fixed-income market ended the year up 6.5% according to Barclays Capital U.S. Aggregate Bond Index®. Lastly, the dollar rose 1.4% in 2010 as reported by the New York Board of Trade’s U.S. Dollar Index which measures the dollar’s performance against six foreign currencies.

Thank you for choosing ProFunds. We appreciate the trust you have placed in us and look forward to continuing to serve your investing needs.

Sincerely,

Michael Sapir
Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.1 ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.2

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during the period:3

•	Benchmark Performance: The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•	The Impact of Leverage on the Funds’ Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or –100% of the daily performance of an index was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index. The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% was inversely impacted by the daily performance of the Funds’ underlying indexes.

•	Compounding of Daily Returns and Volatility: Leveraged and Inverse ProFunds VP are designed to provide a multiple of index returns (e.g. 200%, 125%, –200%, –125%, –100%) for a single day only. For longer periods, performance may be greater than or less than the one day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leverage and inverse funds. On periods longer than one day compounding can increase returns in certain upward trending low volatility markets and can decrease losses in certain downward trending low volatility markets. In more volatile periods, compounding commonly reduces returns and increases losses over periods greater than one day. The differences in return over time due to compounding are a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, index volatility and magnitude of index return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of return will generally contribute to greater negative (positive) deviations.

•
Cost of Obtaining Leverage and Inverse Exposure: Funds with positive multiples of a benchmark index (leveraged funds) generally pay a financing rate to obtain the required leverage positions. The rates paid are typically short term rates, such as one month LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most leveraged funds incurred net financing costs, some leveraged funds benefited from a negative financing rate, due to a combination of very low levels of LIBOR and negative spreads.

Funds with negative multiples of a benchmark index (inverse funds) generally receive a financing rate when obtaining the required short positions. The rates received are typically short term rates, such as one month LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most inverse funds benefited from receiving net positive financing rates, some inverse funds incurred costs (i.e., earned negative financing rates), due to a combination of very low levels of LIBOR and negative spreads.

•
Equity Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•
Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

[1]	Other than ProFund VP Money Market.
[2]	A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.
[3]	Past performance is not a guarantee of future results.
[4]	Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

Management Discussion of Fund Performance (unaudited) :: 5

Economy

Financial markets pushed higher in 2010, marking a second year of recovery from the financial crisis of 2008. Policy makers continued to respond with measures that appeared to directly and indirectly drive prices higher across a wide variety of asset classes. Corporate profits were robust and real economic activity steadily recovered, albeit at a slow rate.

The first half of the year featured warnings about contagion from the sovereign debt crisis in Europe and fears of a double-dip recession in the U.S., accompanied by a 1,400 point drop in the Dow Jones Industrial Average which pushed the index below the 10,000 mark. Bond yields plunged as well, and the U.S.Dollar Index surged as investors searched for safe havens. The second half of 2010 was a different story. The stock market reversed course in July, alongside stronger economic data. Bond yields started rising as the global economy regained its footing, and the U.S.Dollar Index gave up some of its gains.

During the summer of 2010, the Federal Open Market Committee (FOMC) began to signal to financial markets that it was considering additional monetary policy accommodation by conducting further asset purchases. At its meeting in early November, the FOMC formally announced its intention to purchase an additional $600 billion in Treasury securities by the end of the second quarter of 2011, about one-third of the value of securities purchased in its earlier programs. In addition, Congress approved an $858 billion package of tax cuts and spending in December which included an extension of unemployment benefits.

Real gross domestic product, the output of goods and services produced by labor and property located in the U.S., increased at an annual rate of 3.2% in the fourth quarter of 2010. Inflation, as measured by changes in the CPI, declined from 2.7% in 2009 to 1.5% in 2010. A deceleration in gasoline prices accounted for much of this slowdown, as it increased 13.8% in 2010 after rising 53.5% in 2009. The unemployment rate was at 9.4% in December 2010, down slightly from 10.0% in December 2009.

During the first half of the year when home buyer tax credits were in place, housing sales were strong and housing prices stabilized but when these credits expired, transactions fell to a fifteen year low and a still-large excess supply of housing continued to weigh on the market. The commercial real estate market also remained anemic. Prices of economically sensitive commodities rallied strongly, with copper and gold reaching all time highs, in part due to strong demand from China and other emerging markets.

Index Performance5

For the one year period ending December 31, 2010 the U.S.equity market posted positive returns as measured by various broad-market indexes. The S&P 500 Index was up +15.1%, the S&P MidCap 400 Index was up +26.7%, the Dow Jones Industrial Average increased +14.1%, the Russell 2000 Index increased +26.9%, and the NASDAQ-100 Index was up +20.2% for the year.

Of the 17 offered Sector ProFunds VP, those that outperformed the S&P 500 Index included Internet (+37.3%), Precious Metals (+36.0%), Basic Materials (+31.7%), Real Estate (+26.9%), Industrials (+26.0%), Consumer Services (+23.7%), Oil & Gas (+19.7%), Consumer Goods (+19.5%), and Telecommunications (+17.7%). Sectors underperforming the S&P 500 Index were Pharmaceuticals (+2.1%), Health Care (+4.5%), Biotechnology (+6.9%), Utilities (+7.8%), Banks (+11.3%), Technology (+12.6%), Financial (+12.7%) and Semiconductors (+14.2%).

Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced positive returns. Based on these indices, Growth outperformed Value in the small and mid capitalization spectrum: Small-Cap Growth +28.4% versus Small-Cap Value +25.0%; Mid-Cap Growth +30.7% versus Mid-Cap Value +22.8%; and Large-Cap Growth and Large-Cap Value were up +15.1% and 15.2%, respectively.

International stocks also fared well, though not quite as well as U.S. Indexes. Major international equity markets posted positive returns generally, except for Japan’s Nikkei 225 Stock Average Index which was down -1.5%. The ProFunds Asia 30 Index increased +15.0%. The Bank of New York Mellon Emerging Markets 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was up +11.4%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., increased +8.2%. The ProFunds Europe 30 Index was up +2.6%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned +9.2%. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was up +1.4% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index).

Index Volatility

Daily volatility for the U.S. equity markets lessened significantly from a year ago. The volatility for the S&P 500 for the year ended December 31, 2010, was 18.06%, which was lower than the prior year’s volatility of 27.27%. At a given index return level, increased volatility tends to

6 :: Management Discussion of Fund Performance (unaudited)

negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones Precious Metals Index. The least volatile were the Dow Jones U.S. Pharmaceuticals Index and the U.S. Dollar Index. The volatility of each index is shown below.

	One Year	Index
Underlying Index	Return(a),(b)	Volatility

Dow Jones U.S. Banks Index	11.3%	29.27%
Dow Jones U.S. Precious Metals Index	36.0%	28.82%
Dow Jones U.S. Basic Materials Index	31.7%	27.55%
Dow Jones U.S. Real Estate Index	26.9%	26.89%
Dow Jones U.S. Semiconductors Index	14.2%	26.46%
S&P SmallCap 600/Citigroup Value Index	25.0%	25.15%
Russell 2000 Index	26.9%	25.09%
Bank of New Yew Mellon Emerging Markets 50 ADR Index	11.4%	24.76%
Dow Jones U.S. Financials Index	12.7%	24.65%
ProFunds Asia 30 Index	15.0%	23.36%
Dow Jones U.S. Oil & Gas Index	19.7%	22.82%
ProFunds Europe 30 Index	2.6%	22.76%
S&P SmallCap 600/Citigroup Growth Index	28.4%	22.73%
Dow Jones U.S. Internet Composite Index	37.3%	22.53%
Dow Jones U.S. Industrials Index	26.0%	21.70%
S&P MidCap 400/Citigroup Value Index	22.8%	21.10%
S&P MidCap 400/Citigroup Growth Index	30.7%	21.09%
S&P MidCap 400 Index	26.7%	21.01%
Nikkei 225 Stock Average Index	-1.5%	20.97%
Dow Jones U.S. Technology Index	12.6%	20.15%
NASDAQ-100 Index	20.2%	19.49%
Dow Jones U.S. Biotechnology Index	6.9%	19.31%
MSCI EAFE Index	8.2%	18.82%
S&P 500/Citigroup Value Index	15.2%	18.50%
Dow Jones U.S. Consumer Services Index	23.7%	18.17%
S&P 500 Index	15.1%	18.06%
S&P 500/Citigroup Growth Index	15.1%	17.90%
Ryan Labs Treasury 30 Year Index	9.2%	17.17%
Dow Jones Industrial Average	14.1%	16.17%
Dow Jones U.S. Utilities Index	7.8%	15.27%
Dow Jones U.S. Health Care Index	4.5%	14.82%
Dow Jones U.S. Telecommunications Index	17.7%	14.46%
Dow Jones U.S. Consumer Goods Index	19.5%	14.12%
Dow Jones U.S. Pharmaceuticals Index	2.1%	13.93%
U.S. Dollar Index	1.4%	8.64%

(a)	Performances are total return except for the ProFunds Europe 30 Index, the ProFunds Asia 30 Index, and the U.S. Dollar Index.
(b)	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding the ProFunds Europe 30 Index and ProFunds Asia 30 Index).

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, the most common benchmark financing rate for the Funds, began the year at 0.21%, rose to a high of 0.33% in May, and dropped to 0.25% by the end of the year. Funds with positive multiples of a benchmark index (leveraged funds) generally pay a financing rate to obtain the required leverage positions. The rates paid are typically short term rates, such as one week LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most leveraged funds incurred net financing costs, some leveraged funds benefited from a negative financing rate, due to a combination of very low levels of LIBOR and negative spreads.

Funds with negative multiples of a benchmark index (inverse funds) generally receive a financing rate when obtaining the required short positions. The rates received are typically short term rates, such as one week LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most inverse funds benefited from receiving net positive financing rates, some inverse funds incurred costs (i.e., earned negative financing rates), due to a combination of very low levels of LIBOR and negative spreads.

ProFunds VP do not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of a company. In addition, PFA does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions;or normally take defensive positions.

Financial Statements and Financial Highlights

8 :: ProFund VP UltraBull :: Management Discussion of Fund Performance

The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index. Prior to May 1, 2003, ProFund VP UltraBull was named “ProFund VP Bull Plus” and sought daily investment results, before fees and expenses, which corresponded to 150% of the daily performance of the S&P 500 Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 22.16%, compared to a total return of 15.08%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), General Electric Co (+20.89%), and Chevron Corp (+18.52%), while the bottom three performers in this group were Microsoft Corp (-8.43%), Johnson & Johnson (-3.97%), and JP Morgan Chase & Co (+1.80%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP UltraBull	22.16%	-6.49%	-4.45%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**

Fund	Gross	Net

ProFund VP UltraBull	1.78%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	31%
Futures Contracts	47%
Swap Agreements	121%

Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	1.0%
Apple Computer, Inc.	0.8%
Microsoft Corp.	0.6%
General Electric Co.	0.5%
Chevron Corp.	0.5%

S&P 500 Index – Composition
% of Index

Consumer Non-Cyclical	21%
Financial	16%
Technology	13%
Energy	12%
Communications	12%
Industrial	11%
Consumer Cyclical	9%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraBull :: 9

Schedule of Portfolio Investments

Common Stocks (31.1%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	448	$38,662
Abbott Laboratories (Pharmaceuticals)	960	45,994
Abercrombie & Fitch Co.—Class A (Retail)	56	3,227
ACE, Ltd. (Insurance)	208	12,948
Adobe Systems, Inc.* (Software)	320	9,850
Advanced Micro Devices, Inc.* (Semiconductors)	360	2,945
Aetna, Inc. (Healthcare-Services)	248	7,566
AFLAC, Inc. (Insurance)	296	16,703
Agilent Technologies, Inc.* (Electronics)	216	8,949
Air Products & Chemicals, Inc. (Chemicals)	136	12,369
Airgas, Inc. (Chemicals)	48	2,998
AK Steel Holding Corp. (Iron/Steel)	72	1,179
Akamai Technologies, Inc.* (Internet)	112	5,270
Alcoa, Inc. (Mining)	640	9,850
Allegheny Energy, Inc. (Electric)	104	2,521
Allegheny Technologies, Inc. (Iron/Steel)	64	3,532
Allergan, Inc. (Pharmaceuticals)	192	13,185
Allstate Corp. (Insurance)	336	10,712
Altera Corp. (Semiconductors)	192	6,831
Altria Group, Inc. (Agriculture)	1,304	32,104
Amazon.com, Inc.* (Internet)	224	40,320
Ameren Corp. (Electric)	152	4,285
American Electric Power, Inc. (Electric)	296	10,650
American Express Co. (Diversified Financial Services)	656	28,155
American International Group, Inc.* (Insurance)	88	5,071
American Tower Corp.* (Telecommunications)	248	12,807
Ameriprise Financial, Inc. (Diversified Financial Services)	152	8,748
AmerisourceBergen Corp. (Pharmaceuticals)	176	6,005
Amgen, Inc.* (Biotechnology)	592	32,501
Amphenol Corp.—Class A (Electronics)	112	5,911
Anadarko Petroleum Corp. (Oil & Gas)	312	23,762
Analog Devices, Inc. (Semiconductors)	184	6,931
AON Corp. (Insurance)	208	9,570
Apache Corp. (Oil & Gas)	240	28,615
Apartment Investment and Management Co.— Class A (REIT)	72	1,860
Apollo Group, Inc.—Class A* (Commercial Services)	80	3,159
Apple Computer, Inc.* (Computers)	568	183,214
Applied Materials, Inc. (Semiconductors)	832	11,690
Archer-Daniels-Midland Co. (Agriculture)	400	12,032
Assurant, Inc. (Insurance)	64	2,465
AT&T, Inc. (Telecommunications)	3,688	108,353
Autodesk, Inc.* (Software)	144	5,501
Automatic Data Processing, Inc. (Software)	304	14,069
AutoNation, Inc.* (Retail)	40	1,128
AutoZone, Inc.* (Retail)	16	4,361
Avalonbay Communities, Inc. (REIT)	56	6,303
Avery Dennison Corp. (Household Products/Wares)	64	2,710
Avon Products, Inc. (Cosmetics/Personal Care)	264	7,672
Baker Hughes, Inc. (Oil & Gas Services)	272	15,550
Ball Corp. (Packaging & Containers)	56	3,811
Bank of America Corp. (Banks)	6,288	83,882
Bank of New York Mellon Corp. (Banks)	776	23,435
Bard (C.R.), Inc. (Healthcare-Products)	56	5,139
Baxter International, Inc. (Healthcare-Products)	360	18,223
BB&T Corp. (Banks)	432	11,357
Becton, Dickinson & Co. (Healthcare-Products)	144	12,171
Bed Bath & Beyond, Inc.* (Retail)	160	7,864
Bemis Co., Inc. (Packaging & Containers)	64	2,090
Berkshire Hathaway, Inc.—Class B* (Insurance)	1,080	86,519
Best Buy Co., Inc. (Retail)	208	7,132
Big Lots, Inc.* (Retail)	48	1,462
Biogen Idec, Inc.* (Biotechnology)	152	10,192
BMC Software, Inc.* (Software)	112	5,280
Boeing Co. (Aerospace/Defense)	456	29,759
Boston Properties, Inc. (REIT)	88	7,577
Boston Scientific Corp.* (Healthcare-Products)	944	7,146
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,064	28,175
Broadcom Corp.—Class A (Semiconductors)	280	12,194
Brown-Forman Corp. (Beverages)	64	4,456
C.H. Robinson Worldwide, Inc. (Transportation)	104	8,340
CA, Inc. (Software)	240	5,866
Cablevision Systems Corp.—Class A (Media)	152	5,144
Cabot Oil & Gas Corp. (Oil & Gas)	64	2,422
Cameron International Corp.* (Oil & Gas Services)	152	7,711
Campbell Soup Co. (Food)	120	4,170
Capital One Financial Corp. (Diversified Financial Services)	288	12,257
Cardinal Health, Inc. (Pharmaceuticals)	216	8,275
CareFusion Corp.* (Healthcare-Products)	136	3,495
Carmax, Inc.* (Retail)	144	4,591
Carnival Corp.—Class A (Leisure Time)	272	12,542
Caterpillar, Inc. (Machinery-Construction & Mining)	392	36,715
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	184	3,768
CBS Corp.—Class B (Media)	424	8,077
Celgene Corp.* (Biotechnology)	296	17,505
CenterPoint Energy, Inc. (Electric)	264	4,150
CenturyTel, Inc. (Telecommunications)	192	8,865
Cephalon, Inc.* (Pharmaceuticals)	48	2,963
Cerner Corp.* (Software)	48	4,548
CF Industries Holdings, Inc. (Chemicals)	48	6,487
Chesapeake Energy Corp. (Oil & Gas)	408	10,571
Chevron Corp. (Oil & Gas)	1,256	114,610
Chubb Corp. (Insurance)	192	11,451
CIGNA Corp. (Insurance)	168	6,159
Cincinnati Financial Corp. (Insurance)	104	3,296
Cintas Corp. (Textiles)	80	2,237
Cisco Systems, Inc.* (Telecommunications)	3,456	69,915
Citigroup, Inc.* (Diversified Financial Services)	18,112	85,670
Citrix Systems, Inc.* (Software)	120	8,209
Cliffs Natural Resources, Inc. (Iron/Steel)	88	6,865
Clorox Co. (Household Products/Wares)	88	5,569
CME Group, Inc. (Diversified Financial Services)	40	12,870
CMS Energy Corp. (Electric)	152	2,827
Coach, Inc. (Apparel)	184	10,177
Coca-Cola Co. (Beverages)	1,448	95,235
Coca-Cola Enterprises, Inc. (Beverages)	208	5,206
Cognizant Technology Solutions Corp.* (Computers)	192	14,072

See accompanying notes to the financial statements.

10 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued
	Shares	Value

Colgate-Palmolive Co. (Cosmetics/Personal Care)	304	$24,432
Comcast Corp.—Class A (Media)	1,736	38,140
Comerica, Inc. (Banks)	112	4,731
Computer Sciences Corp. (Computers)	96	4,762
Compuware Corp.* (Software)	136	1,587
ConAgra Foods, Inc. (Food)	272	6,142
ConocoPhillips (Oil & Gas)	920	62,652
CONSOL Energy, Inc. (Coal)	144	7,019
Consolidated Edison, Inc. (Electric)	184	9,121
Constellation Brands, Inc.* (Beverages)	112	2,481
Constellation Energy Group, Inc. (Electric)	128	3,921
Corning, Inc. (Telecommunications)	976	18,856
Costco Wholesale Corp. (Retail)	272	19,641
Coventry Health Care, Inc.* (Healthcare- Services)	96	2,534
CSX Corp. (Transportation)	232	14,990
Cummins, Inc. (Machinery-Diversified)	120	13,201
CVS Caremark Corp. (Retail)	848	29,485
D.R. Horton, Inc. (Home Builders)	176	2,100
Danaher Corp. (Miscellaneous Manufacturing)	336	15,849
Darden Restaurants, Inc. (Retail)	88	4,087
DaVita, Inc.* (Healthcare-Services)	64	4,447
Dean Foods Co.* (Food)	112	990
Deere & Co. (Machinery-Diversified)	264	21,925
Dell, Inc.* (Computers)	1,048	14,200
Denbury Resources, Inc.* (Oil & Gas)	248	4,734
DENTSPLY International, Inc. (Healthcare- Products)	88	3,007
Devon Energy Corp. (Oil & Gas)	272	21,355
DeVry, Inc. (Commercial Services)	40	1,919
Diamond Offshore Drilling, Inc. (Oil & Gas)	40	2,675
DIRECTV—Class A* (Media)	520	20,764
Discover Financial Services (Diversified Financial Services)	336	6,226
Discovery Communications, Inc.—Class A* (Media)	176	7,339
Dominion Resources, Inc. (Electric)	360	15,379
Dover Corp. (Miscellaneous Manufacturing)	120	7,014
Dr. Pepper Snapple Group, Inc. (Beverages)	144	5,063
DTE Energy Co. (Electric)	104	4,713
Duke Energy Corp. (Electric)	824	14,675
Dun & Bradstreet Corp. (Software)	32	2,627
E*TRADE Financial Corp.* (Diversified Financial Services)	120	1,920
E.I. du Pont de Nemours & Co. (Chemicals)	568	28,332
Eastman Chemical Co. (Chemicals)	48	4,036
Eaton Corp. (Miscellaneous Manufacturing)	104	10,557
eBay, Inc.* (Internet)	712	19,815
Ecolab, Inc. (Chemicals)	144	7,260
Edison International (Electric)	200	7,720
El Paso Corp. (Pipelines)	440	6,054
Electronic Arts, Inc.* (Software)	208	3,407
Eli Lilly & Co. (Pharmaceuticals)	632	22,145
EMC Corp.* (Computers)	1,288	29,495
Emerson Electric Co. (Electrical Components & Equipment)	472	26,984
Entergy Corp. (Electric)	112	7,933
EOG Resources, Inc. (Oil & Gas)	160	14,626
EQT Corp. (Oil & Gas)	96	4,305
Equifax, Inc. (Commercial Services)	80	2,848
Equity Residential (REIT)	176	9,143
Exelon Corp. (Electric)	416	17,322
Expedia, Inc. (Internet)	128	3,212
Expeditors International of Washington, Inc. (Transportation)	136	7,426
Express Scripts, Inc.* (Pharmaceuticals)	328	17,728
Exxon Mobil Corp. (Oil & Gas)	3,144	229,889
F5 Networks, Inc.* (Internet)	48	6,248
Family Dollar Stores, Inc. (Retail)	80	3,977
Fastenal Co. (Distribution/Wholesale)	88	5,272
Federated Investors, Inc.—Class B (Diversified Financial Services)	56	1,466
FedEx Corp. (Transportation)	200	18,602
Fidelity National Information Services, Inc. (Software)	168	4,602
Fifth Third Bancorp (Banks)	496	7,281
First Horizon National Corp.* (Banks)	144	1,700
First Solar, Inc.* (Energy-Alternate Sources)	32	4,164
FirstEnergy Corp. (Electric)	192	7,108
Fiserv, Inc.* (Software)	96	5,622
FLIR Systems, Inc.* (Electronics)	96	2,856
Flowserve Corp. (Machinery-Diversified)	32	3,815
Fluor Corp. (Engineering & Construction)	112	7,421
FMC Corp. (Chemicals)	48	3,835
FMC Technologies, Inc.* (Oil & Gas Services)	72	6,402
Ford Motor Co.* (Auto Manufacturers)	2,336	39,221
Forest Laboratories, Inc.* (Pharmaceuticals)	176	5,628
Fortune Brands, Inc. (Household Products/Wares)	96	5,784
Franklin Resources, Inc. (Diversified Financial Services)	88	9,786
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	296	35,547
Frontier Communications Corp. (Telecommunications)	616	5,994
GameStop Corp.—Class A* (Retail)	96	2,196
Gannett Co., Inc. (Media)	152	2,294
General Dynamics Corp. (Aerospace/Defense)	232	16,463
General Electric Co. (Miscellaneous Manufacturing)	6,640	121,446
General Mills, Inc. (Food)	400	14,236
Genuine Parts Co. (Distribution/Wholesale)	96	4,929
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	304	3,995
Genzyme Corp.* (Biotechnology)	160	11,392
Gilead Sciences, Inc.* (Pharmaceuticals)	504	18,265
Goodrich Corp. (Aerospace/Defense)	80	7,046
Google, Inc.—Class A* (Internet)	152	90,283
H & R Block, Inc. (Commercial Services)	192	2,287
Halliburton Co. (Oil & Gas Services)	568	23,191
Harley-Davidson, Inc. (Leisure Time)	144	4,992
Harman International Industries, Inc.* (Home Furnishings)	40	1,852
Harris Corp. (Telecommunications)	80	3,624
Hartford Financial Services Group, Inc. (Insurance)	280	7,417
Hasbro, Inc. (Toys/Games/Hobbies)	88	4,152
HCP, Inc. (REIT)	200	7,358
Health Care REIT, Inc. (REIT)	88	4,192
Heinz (H.J.) Co. (Food)	200	9,892
Helmerich & Payne, Inc. (Oil & Gas)	64	3,103
Hess Corp. (Oil & Gas)	184	14,083
Hewlett-Packard Co. (Computers)	1,416	59,614

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 11

Common Stocks, continued
	Shares	Value

Home Depot, Inc. (Retail)	1,024	$35,901
Honeywell International, Inc. (Miscellaneous Manufacturing)	488	25,942
Hormel Foods Corp. (Food)	40	2,050
Hospira, Inc.* (Pharmaceuticals)	104	5,792
Host Marriott Corp. (REIT)	416	7,434
Hudson City Bancorp, Inc. (Savings & Loans)	328	4,179
Humana, Inc.* (Healthcare-Services)	104	5,693
Huntington Bancshares, Inc. (Banks)	448	3,078
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	312	16,661
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	200	9,418
Integrys Energy Group, Inc. (Electric)	48	2,328
Intel Corp. (Semiconductors)	3,480	73,184
IntercontinentalExchange, Inc.* (Diversified Financial Services)	48	5,719
International Business Machines Corp. (Computers)	776	113,886
International Flavors & Fragrances, Inc. (Chemicals)	48	2,668
International Game Technology (Entertainment)	184	3,255
International Paper Co. (Forest Products & Paper)	272	7,409
Interpublic Group of Cos., Inc.* (Advertising)	304	3,228
Intuit, Inc.* (Software)	176	8,677
Intuitive Surgical, Inc.* (Healthcare-Products)	24	6,186
Invesco, Ltd. (Diversified Financial Services)	288	6,929
Iron Mountain, Inc. (Commercial Services)	128	3,201
ITT Industries, Inc. (Miscellaneous Manufacturing)	112	5,836
J.C. Penney Co., Inc. (Retail)	144	4,653
J.P. Morgan Chase & Co. (Diversified Financial Services)	2,440	103,505
Jabil Circuit, Inc. (Electronics)	120	2,411
Jacobs Engineering Group, Inc.* (Engineering & Construction)	80	3,668
Janus Capital Group, Inc. (Diversified Financial Services)	112	1,453
JDS Uniphase Corp.* (Telecommunications)	136	1,969
JM Smucker Co. (Food)	72	4,727
Johnson & Johnson (Healthcare-Products)	1,712	105,887
Johnson Controls, Inc. (Auto Parts & Equipment)	424	16,197
Juniper Networks, Inc.* (Telecommunications)	328	12,110
Kellogg Co. (Food)	160	8,173
KeyCorp (Banks)	552	4,885
Kimberly-Clark Corp. (Household Products/Wares)	256	16,138
Kimco Realty Corp. (REIT)	256	4,618
KLA -Tencor Corp. (Semiconductors)	104	4,019
Kohls Corp.* (Retail)	192	10,433
Kraft Foods, Inc. (Food)	1,088	34,283
Kroger Co. (Food)	400	8,944
L-3 Communications Holdings, Inc. (Aerospace/Defense)	72	5,075
Laboratory Corp. of America Holdings* (Healthcare-Services)	64	5,627
Legg Mason, Inc. (Diversified Financial Services)	96	3,482
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	88	2,003
Lennar Corp.—Class A (Home Builders)	96	1,800
Leucadia National Corp. (Holding Companies- Diversified)	120	3,502
Lexmark International, Inc.—Class A* (Computers)	48	1,671
Life Technologies Corp.* (Biotechnology)	120	6,660
Limited, Inc. (Retail)	168	5,163
Lincoln National Corp. (Insurance)	200	5,562
Linear Technology Corp. (Semiconductors)	144	4,981
Lockheed Martin Corp. (Aerospace/Defense)	184	12,863
Loews Corp. (Insurance)	200	7,782
Lorillard, Inc. (Agriculture)	96	7,878
Lowe’s Cos., Inc. (Retail)	864	21,669
LSI Logic Corp.* (Semiconductors)	384	2,300
M&T Bank Corp. (Banks)	72	6,268
Macy’s, Inc. (Retail)	264	6,679
Marathon Oil Corp. (Oil & Gas)	440	16,293
Marriott International, Inc.—Class A (Lodging)	176	7,322
Marsh & McLennan Cos., Inc. (Insurance)	336	9,186
Marshall & Ilsley Corp. (Banks)	328	2,270
Masco Corp. (Building Materials)	224	2,836
Massey Energy Co. (Coal)	64	3,434
MasterCard, Inc.—Class A (Software)	64	14,343
Mattel, Inc. (Toys/Games/Hobbies)	224	5,696
McAfee, Inc.* (Internet)	96	4,446
McCormick & Co., Inc. (Food)	80	3,722
McDonald’s Corp. (Retail)	656	50,355
McGraw-Hill Cos., Inc. (Media)	192	6,991
McKesson Corp. (Commercial Services)	160	11,261
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	128	7,968
MeadWestvaco Corp. (Forest Products & Paper)	104	2,721
Medco Health Solutions, Inc.* (Pharmaceuticals)	264	16,175
Medtronic, Inc. (Healthcare-Products)	672	24,924
MEMC Electronic Materials, Inc.* (Semiconductors)	144	1,621
Merck & Co., Inc. (Pharmaceuticals)	1,920	69,197
Meredith Corp. (Media)	24	832
MetLife, Inc. (Insurance)	568	25,242
MetroPCS Communications, Inc.* (Telecommunications)	160	2,021
Microchip Technology, Inc. (Semiconductors)	120	4,105
Micron Technology, Inc.* (Semiconductors)	536	4,299
Microsoft Corp. (Software)	4,696	131,112
Molex, Inc. (Electrical Components & Equipment)	88	1,999
Molson Coors Brewing Co.—Class B (Beverages)	96	4,818
Monsanto Co. (Agriculture)	336	23,399
Monster Worldwide, Inc.* (Internet)	80	1,890
Moody’s Corp. (Commercial Services)	128	3,397
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	944	25,686
Motorola, Inc.* (Telecommunications)	1,464	13,278
Murphy Oil Corp. (Oil & Gas)	120	8,946
Mylan Laboratories, Inc.* (Pharmaceuticals)	272	5,747
Nabors Industries, Ltd.* (Oil & Gas)	176	4,129
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	88	2,086
National Oilwell Varco, Inc. (Oil & Gas Services)	264	17,754
National Semiconductor Corp. (Semiconductors)	152	2,092
NetApp, Inc.* (Computers)	224	12,311
Netflix, Inc.* (Internet)	24	4,217
Newell Rubbermaid, Inc. (Housewares)	184	3,345
Newfield Exploration Co.* (Oil & Gas)	80	5,769
Newmont Mining Corp. (Mining)	304	18,675

See accompanying notes to the financial statements.

12 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued
	Shares	Value

News Corp.—Class A (Media)	1,424	$20,733
NextEra Energy, Inc. (Electric)	256	13,309
Nicor, Inc. (Gas)	32	1,597
NIKE, Inc.—Class B (Apparel)	240	20,501
NiSource, Inc. (Electric)	176	3,101
Noble Energy, Inc. (Oil & Gas)	112	9,641
Nordstrom, Inc. (Retail)	104	4,408
Norfolk Southern Corp. (Transportation)	224	14,072
Northeast Utilities System (Electric)	112	3,571
Northern Trust Corp. (Banks)	152	8,422
Northrop Grumman Corp. (Aerospace/Defense)	184	11,920
Novell, Inc.* (Software)	216	1,279
Novellus Systems, Inc.* (Semiconductors)	56	1,810
NRG Energy, Inc.* (Electric)	152	2,970
Nucor Corp. (Iron/Steel)	200	8,764
NVIDIA Corp.* (Semiconductors)	360	5,544
NYSE Euronext (Diversified Financial Services)	160	4,797
O’Reilly Automotive, Inc.* (Retail)	88	5,317
Occidental Petroleum Corp. (Oil & Gas)	504	49,442
Omnicom Group, Inc. (Advertising)	184	8,427
ONEOK, Inc. (Gas)	64	3,550
Oracle Corp. (Software)	2,416	75,621
Owens-Illinois, Inc.* (Packaging & Containers)	104	3,193
PACCAR, Inc. (Auto Manufacturers)	224	12,862
Pall Corp. (Miscellaneous Manufacturing)	72	3,570
Parker Hannifin Corp. (Miscellaneous Manufacturing)	104	8,975
Patterson Cos., Inc. (Healthcare-Products)	64	1,960
Paychex, Inc. (Commercial Services)	200	6,182
Peabody Energy Corp. (Coal)	168	10,749
People’s United Financial, Inc. (Banks)	232	3,250
Pepco Holdings, Inc. (Electric)	136	2,482
PepsiCo, Inc. (Beverages)	992	64,807
PerkinElmer, Inc. (Electronics)	72	1,859
Pfizer, Inc. (Pharmaceuticals)	4,992	87,410
PG&E Corp. (Electric)	248	11,864
Philip Morris International, Inc. (Commercial Services)	1,128	66,022
Pinnacle West Capital Corp. (Electric)	64	2,653
Pioneer Natural Resources Co. (Oil & Gas)	72	6,251
Pitney Bowes, Inc. (Office/Business Equipment)	128	3,095
Plum Creek Timber Co., Inc. (Forest Products & Paper)	104	3,895
PNC Financial Services Group (Banks)	328	19,916
Polo Ralph Lauren Corp. (Apparel)	40	4,437
PPG Industries, Inc. (Chemicals)	104	8,743
PPL Corp. (Electric)	304	8,001
Praxair, Inc. (Chemicals)	192	18,330
Precision Castparts Corp. (Metal Fabricate/Hardware)	88	12,250
Priceline.com, Inc.* (Internet)	32	12,786
Principal Financial Group, Inc. (Insurance)	200	6,512
Procter & Gamble Co. (Cosmetics/Personal Care)	1,744	112,191
Progress Energy, Inc. (Electric)	184	8,000
Progressive Corp. (Insurance)	416	8,266
ProLogis (REIT)	352	5,083
Prudential Financial, Inc. (Insurance)	304	17,848
Public Service Enterprise Group, Inc. (Electric)	312	9,925
Public Storage, Inc. (REIT)	88	8,925
Pulte Group, Inc.* (Home Builders)	208	1,564
QEP Resources, Inc. (Oil & Gas)	112	4,067
QLogic Corp.* (Semiconductors)	64	1,089
Qualcomm, Inc. (Telecommunications)	1,008	49,886
Quanta Services, Inc.* (Commercial Services)	136	2,709
Quest Diagnostics, Inc. (Healthcare-Services)	88	4,749
Qwest Communications International, Inc. (Telecommunications)	1,088	8,280
R.R. Donnelley & Sons Co. (Commercial Services)	128	2,236
RadioShack Corp. (Retail)	72	1,331
Range Resources Corp. (Oil & Gas)	96	4,318
Raytheon Co. (Aerospace/Defense)	224	10,380
Red Hat, Inc.* (Software)	120	5,478
Regions Financial Corp. (Banks)	784	5,488
Republic Services, Inc. (Environmental Control)	192	5,733
Reynolds American, Inc. (Agriculture)	208	6,785
Robert Half International, Inc. (Commercial Services)	88	2,693
Rockwell Automation, Inc. (Machinery-Diversified)	88	6,310
Rockwell Collins, Inc. (Aerospace/Defense)	96	5,593
Roper Industries, Inc. (Miscellaneous Manufacturing)	56	4,280
Ross Stores, Inc. (Retail)	72	4,554
Rowan Cos., Inc.* (Oil & Gas)	80	2,793
Ryder System, Inc. (Transportation)	32	1,684
Safeway, Inc. (Food)	232	5,218
SAIC, Inc.* (Commercial Services)	184	2,918
Salesforce.com, Inc.* (Software)	72	9,504
SanDisk Corp.* (Computers)	144	7,180
Sara Lee Corp. (Food)	400	7,004
SCANA Corp. (Electric)	72	2,923
Schlumberger, Ltd. (Oil & Gas Services)	848	70,808
Scripps Networks Interactive—Class A (Entertainment)	56	2,898
Sealed Air Corp. (Packaging & Containers)	96	2,443
Sears Holdings Corp.* (Retail)	24	1,770
Sempra Energy (Gas)	152	7,977
Sherwin-Williams Co. (Chemicals)	56	4,690
Sigma-Aldrich Corp. (Chemicals)	72	4,792
Simon Property Group, Inc. (REIT)	184	18,306
SLM Corp.* (Diversified Financial Services)	304	3,827
Snap-on, Inc. (Hand/Machine Tools)	40	2,263
Southern Co. (Electric)	520	19,880
Southwest Airlines Co. (Airlines)	464	6,023
Southwestern Energy Co.* (Oil & Gas)	216	8,085
Spectra Energy Corp. (Pipelines)	408	10,196
Sprint Nextel Corp.* (Telecommunications)	1,864	7,885
St. Jude Medical, Inc.* (Healthcare-Products)	216	9,234
Stanley Black & Decker, Inc. (Hand/Machine Tools)	104	6,954
Staples, Inc. (Retail)	448	10,201
Starbucks Corp. (Retail)	464	14,908
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	120	7,294
State Street Corp. (Banks)	312	14,458
Stericycle, Inc.* (Environmental Control)	56	4,532
Stryker Corp. (Healthcare-Products)	216	11,599
Sunoco, Inc. (Oil & Gas)	72	2,902
SunTrust Banks, Inc. (Banks)	312	9,207
SuperValu, Inc. (Food)	136	1,310
Symantec Corp.* (Internet)	488	8,169

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 13

Common Stocks, continued
	Shares	Value

Sysco Corp. (Food)	368	$10,819
T. Rowe Price Group, Inc. (Diversified Financial Services)	160	10,326
Target Corp. (Retail)	440	26,457
TECO Energy, Inc. (Electric)	136	2,421
Tellabs, Inc. (Telecommunications)	232	1,573
Tenet Healthcare Corp.* (Healthcare-Services)	304	2,034
Teradata Corp.* (Computers)	104	4,281
Teradyne, Inc.* (Semiconductors)	112	1,572
Tesoro Petroleum Corp.* (Oil & Gas)	88	1,632
Texas Instruments, Inc. (Semiconductors)	736	23,920
Textron, Inc. (Miscellaneous Manufacturing)	168	3,972
The AES Corp.* (Electric)	416	5,067
The Charles Schwab Corp. (Diversified Financial Services)	616	10,540
The Dow Chemical Co. (Chemicals)	720	24,581
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	72	5,810
The Gap, Inc. (Retail)	272	6,022
The Goldman Sachs Group, Inc. (Diversified Financial Services)	320	53,811
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	152	1,801
The Hershey Co. (Food)	96	4,526
The Travelers Cos., Inc. (Insurance)	288	16,044
The Williams Cos., Inc. (Pipelines)	368	9,097
Thermo Fisher Scientific, Inc.* (Electronics)	248	13,729
Tiffany & Co. (Retail)	80	4,982
Time Warner Cable, Inc. (Media)	224	14,791
Time Warner, Inc. (Media)	688	22,133
Titanium Metals Corp.* (Mining)	56	962
TJX Cos., Inc. (Retail)	248	11,009
Torchmark Corp. (Insurance)	48	2,868
Total System Services, Inc. (Software)	104	1,600
Tyco International, Ltd. (Miscellaneous Manufacturing)	304	12,598
Tyson Foods, Inc.—Class A (Food)	184	3,168
U.S. Bancorp (Banks)	1,200	32,364
Union Pacific Corp. (Transportation)	304	28,169
United Parcel Service, Inc.—Class B (Transportation)	616	44,709
United States Steel Corp. (Iron/Steel)	88	5,141
United Technologies Corp. (Aerospace/Defense)	576	45,343
UnitedHealth Group, Inc. (Healthcare-Services)	688	24,844
UnumProvident Corp. (Insurance)	200	4,844
Urban Outfitters, Inc.* (Retail)	80	2,865
V.F. Corp. (Apparel)	56	4,826
Valero Energy Corp. (Oil & Gas)	352	8,138
Varian Medical Systems, Inc.* (Healthcare- Products)	72	4,988
Ventas, Inc. (REIT)	96	5,038
VeriSign, Inc. (Internet)	104	3,398
Verizon Communications, Inc. (Telecommunications)	1,760	62,973
Viacom, Inc.—Class B (Media)	376	14,893
Visa, Inc.—Class A (Commercial Services)	304	21,395
Vornado Realty Trust (REIT)	104	8,666
Vulcan Materials Co. (Building Materials)	80	3,549
W.W. Grainger, Inc. (Distribution/Wholesale)	40	5,524
Wal-Mart Stores, Inc. (Retail)	1,224	66,010
Walgreen Co. (Retail)	576	22,441
Walt Disney Co. (Media)	1,184	44,412
Washington Post Co.—Class B (Media)	8	3,516
Waste Management, Inc. (Environmental Control)	296	10,914
Waters Corp.* (Electronics)	56	4,352
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	80	4,132
WellPoint, Inc.* (Healthcare-Services)	248	14,101
Wells Fargo & Co. (Banks)	3,272	101,399
Western Digital Corp.* (Computers)	144	4,882
Western Union Co. (Commercial Services)	408	7,577
Weyerhaeuser Co. (Forest Products & Paper)	336	6,360
Whirlpool Corp. (Home Furnishings)	48	4,264
Whole Foods Market, Inc.* (Food)	88	4,452
Windstream Corp. (Telecommunications)	304	4,238
Wisconsin Energy Corp. (Electric)	72	4,238
Wyndham Worldwide Corp. (Lodging)	112	3,356
Wynn Resorts, Ltd. (Lodging)	48	4,984
Xcel Energy, Inc. (Electric)	288	6,782
Xerox Corp. (Office/Business Equipment)	864	9,953
Xilinx, Inc. (Semiconductors)	160	4,637
XL Group PLC (Insurance)	200	4,364
Yahoo!, Inc.* (Internet)	816	13,570
YUM! Brands, Inc. (Retail)	296	14,519
Zimmer Holdings, Inc.* (Healthcare-Products)	120	6,442
Zions Bancorp (Banks)	112	2,715

TOTAL COMMON STOCKS
(Cost $5,691,730)		7,129,531

Repurchase Agreements (49.1%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $487,002 (Collateralized by $488,300 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $496,845)	$487,000	$487,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,204,016 (Collateralized by $1,232,000 Federal National Mortgage Association, 0.21%‡ , 8/8/11, total value of $1,230,445)	1,204,000	1,204,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $9,333,124 (Collateralized by $9,494,700 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $9,520,487)	9,333,000	9,333,000

See accompanying notes to the financial statements.

14 :: ProFund VP UltraBull :: Financial Statements

Repurchase Agreements, continued
	Principal
	Amount	Value

UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $222,001 (Collateralized by $222,061 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-1/15/12, total value of $226,566)	$222,000	$222,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,246,000)		11,246,000

TOTAL INVESTMENT SECURITIES
(Cost $16,937,730)—80.2%		18,375,531
Net other assets (liabilities)—19.8%		4,527,240

NET ASSETS—100.0%		$22,902,771

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $2,287,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $10,786,550)	172	$102,660

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$16,129,773	$15,688
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	11,577,514	2,564

		$18,252

ProFund VP UltraBull invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$11,655	0.1%
Aerospace/Defense	144,442	0.6%
Agriculture	82,198	0.4%
Airlines	6,023	NM
Apparel	39,941	0.2%
Auto Manufacturers	52,083	0.2%
Auto Parts & Equipment	17,998	0.1%
Banks	346,106	1.5%
Beverages	182,066	0.8%
Biotechnology	78,250	0.3%
Building Materials	6,385	NM
Chemicals	129,121	0.6%
Coal	21,202	0.1%
Commercial Services	139,804	0.6%
Computers	449,568	2.0%
Cosmetics/Personal Care	150,105	0.7%
Distribution/Wholesale	15,725	0.1%
Diversified Financial Services	403,254	1.8%
Electric	221,840	1.0%
Electrical Components & Equipment	28,983	0.1%
Electronics	40,067	0.2%
Energy-Alternate Sources	4,164	NM
Engineering & Construction	11,089	NM
Entertainment	6,153	NM
Environmental Control	21,179	0.1%
Food	133,826	0.6%
Forest Products & Paper	20,385	0.1%
Gas	13,124	0.1%
Hand/Machine Tools	9,217	NM
Healthcare-Products	220,401	1.0%
Healthcare-Services	71,595	0.3%
Holding Companies-Diversified	3,502	NM
Home Builders	5,464	NM
Home Furnishings	6,116	NM
Household Products/Wares	30,201	0.1%
Housewares	3,345	NM
Insurance	280,829	1.2%
Internet	213,624	0.9%
Iron/Steel	25,481	0.1%
Leisure Time	17,534	0.1%
Lodging	22,956	0.1%
Machinery-Construction & Mining	36,715	0.2%
Machinery-Diversified	45,251	0.2%
Media	210,059	0.9%
Metal Fabricate/Hardware	12,250	0.1%
Mining	65,034	0.3%
Miscellaneous Manufacturing	286,783	1.2%
Office/Business Equipment	13,048	0.1%
Oil & Gas	669,808	2.9%
Oil & Gas Services	141,416	0.6%
Packaging & Containers	11,537	0.1%
Pharmaceuticals	364,784	1.6%
Pipelines	25,347	0.1%
REIT	94,503	0.4%
Real Estate	3,768	NM
Retail	420,798	1.8%
Savings & Loans	4,179	NM
Semiconductors	175,764	0.8%
Software	318,782	1.4%
Telecommunications	392,627	1.7%
Textiles	2,237	NM
Toys/Games/Hobbies	9,848	NM
Transportation	137,992	0.6%
Other**	15,773,240	68.9%

Total	$22,902,771	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull :: 15

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$16,937,730

Securities, at value	7,129,531
Repurchase agreements, at value	11,246,000

Total Investment Securities, at value	18,375,531
Cash	530
Segregated cash balances with brokers	963,692
Dividends receivable	8,133
Unrealized gain on swap agreements	18,252
Receivable for capital shares issued	4,633,570
Variation margin on futures contracts	1,658
Prepaid expenses	94

TOTAL ASSETS	24,001,460

LIABILITIES:
Payable for capital shares redeemed	1,053,005
Advisory fees payable	8,680
Management services fees payable	1,157
Administration fees payable	686
Administrative services fees payable	6,782
Distribution fees payable	8,319
Trustee fees payable	1
Transfer agency fees payable	2,199
Fund accounting fees payable	1,372
Compliance services fees payable	65
Other accrued expenses	16,423

TOTAL LIABILITIES	1,098,689

NET ASSETS	$22,902,771

NET ASSETS CONSIST OF:
Capital	$26,131,730
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(4,787,672)
Net unrealized appreciation (depreciation) on investments	1,558,713

NET ASSETS	$22,902,771

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,951,010

Net Asset Value (offering and redemption price per share)	$11.74

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$151,875
Interest	15,781

TOTAL INVESTMENT INCOME	167,656

EXPENSES:
Advisory fees	170,610
Management services fees	22,748
Administration fees	9,851
Transfer agency fees	14,091
Administrative services fees	57,378
Distribution fees	56,870
Custody fees	23,494
Fund accounting fees	22,136
Trustee fees	336
Compliance services fees	166
Other fees	27,685

Total Gross Expenses before reductions	405,365
Less Expenses reduced by the Advisor	(23,198)

TOTAL NET EXPENSES	382,167

NET INVESTMENT INCOME (LOSS)	(214,511)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,236,097
Net realized gains (losses) on futures contracts	264,441
Net realized gains (losses) on swap agreements	4,405,818
Change in net unrealized appreciation/depreciation on investments	(1,342,051)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,564,305

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,349,794

See accompanying notes to the financial statements.

16 :: ProFund VP UltraBull :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(214,511)	$(45,747)
Net realized gains (losses) on investments	6,906,356	5,949,346
Change in net unrealized appreciation/depreciation on investments	(1,342,051)	(511,542)

Change in net assets resulting from operations	5,349,794	5,392,057

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(225,919)

Change in net assets resulting from distributions	—	(225,919)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	774,453,056	456,658,409
Dividends reinvested	—	225,919
Value of shares redeemed	(784,273,295)	(486,960,323)

Change in net assets resulting from capital transactions	(9,820,239)	(30,075,995)

Change in net assets	(4,470,445)	(24,909,857)
NET ASSETS:
Beginning of period	27,373,216	52,283,073

End of period	$22,902,771	$27,373,216

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	79,552,188	59,607,711
Reinvested	—	25,702
Redeemed	(80,450,672)	(64,564,429)

Change in shares	(898,484)	(4,931,016)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraBull :: 17

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$9.61	$6.72	$21.04	$23.84	$20.65

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.02)	0.09	0.21	0.16
Net realized and unrealized gains (losses) on investments	2.22	3.01	(14.12)	0.12	4.40

Total income (loss) from investment activities	2.13	2.99	(14.03)	0.33	4.56

Distributions to Shareholders From:
Net investment income	—	(0.10)	(0.29)	(0.18)	(0.09)
Net realized gains on investments	—	—	—	(2.95)	(1.28)

Total distributions	—	(0.10)	(0.29)	(3.13)	(1.37)

Net Asset Value, End of Period	$11.74	$9.61	$6.72	$21.04	$23.84

Total Return	22.16%	44.64%	(67.40)%	0.85%	23.06%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.78%	1.81%	1.68%	1.75%
Net expenses	1.68%	1.66%	1.63%	1.63%	1.72%
Net investment income (loss)	(0.94)%	(0.21)%	0.67%	0.88%	0.74%

Supplemental Data:
Net assets, end of period (000’s)	$22,903	$27,373	$52,283	$61,911	$70,430
Portfolio turnover rate(b)	1,329%	629%	909%	916%	1,411%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

18 :: ProFund VP Bear :: Management Discussion of Fund Performance

The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of -17.80%, compared to a total return of 15.08%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), General Electric Co (+20.89%), and Chevron Corp (+18.52%), while the bottom three performers in this group were Microsoft Corp (-8.43%), Johnson & Johnson (-3.97%), and JP Morgan Chase & Co (+1.80%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Bear	-17.80%	-5.04%	-3.15%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**

Fund	Gross	Net

ProFund VP Bear	1.77%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(18)%
Swap Agreements	(82)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index – Composition
% of Index

Consumer Non-Cyclical	21%
Financial	16%
Technology	13%
Energy	12%
Communications	12%
Industrial	11%
Consumer Cyclical	9%
Basic Materials	4%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Bear :: 19

Schedule of Portfolio Investments

U.S. Treasury Obligations (19.2%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$5,050,000	$5,052,762

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,054,531)		5,052,762

Repurchase Agreements (81.2%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $4,274,018 (Collateralized by $4,284,700 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $4,359,680)	4,274,000	4,274,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $4,274,057 (Collateralized by $4,366,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $4,360,490)	4,274,000	4,274,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $4,645,062 (Collateralized by $4,727,300 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $4,739,523)	4,645,000	4,645,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $3,900,049 (Collateralized by $3,975,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $3,989,906)	3,900,000	3,900,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $4,274,025 (Collateralized by $4,330,002 of various U.S. Treasury Notes, 0.88%–1.88%, 4/30/11-6/15/12, total value of $4,359,654)	4,274,000	4,274,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,367,000)		21,367,000

TOTAL INVESTMENT SECURITIES
(Cost $26,421,531)—100.4%		26,419,762
Net other assets (liabilities)—(0.4)%		(117,145)

NET ASSETS—100.0%		$26,302,617

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $4,024,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $4,828,863)	77	$(98,782)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(6,685,874)	$(2,049)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(14,761,362)	(6,338)

		$(8,387)

See accompanying notes to the financial statements.

20 :: ProFund VP Bear :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$26,421,531

Securities, at value	5,052,762
Repurchase agreements, at value	21,367,000

Total Investment Securities, at value	26,419,762
Cash	675
Segregated cash balances with brokers	435,051
Interest receivable	157
Receivable for capital shares issued	28,790
Prepaid expenses	201

TOTAL ASSETS	26,884,636

LIABILITIES:
Payable for capital shares redeemed	498,748
Unrealized loss on swap agreements	8,387
Variation margin on futures contracts	963
Advisory fees payable	17,598
Management services fees payable	2,346
Administration fees payable	1,163
Administrative services fees payable	12,091
Distribution fees payable	9,975
Trustee fees payable	1
Transfer agency fees payable	3,393
Fund accounting fees payable	2,328
Compliance services fees payable	126
Other accrued expenses	24,900

TOTAL LIABILITIES	582,019

NET ASSETS	$26,302,617

NET ASSETS CONSIST OF:
Capital	$88,330,427
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(61,918,872)
Net unrealized appreciation (depreciation) on investments	(108,938)

NET ASSETS	$26,302,617

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,291,281

Net Asset Value (offering and redemption price per share)	$20.37

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$53,736

EXPENSES:
Advisory fees	349,698
Management services fees	46,626
Administration fees	19,725
Transfer agency fees	28,602
Administrative services fees	149,916
Distribution fees	116,566
Custody fees	6,840
Fund accounting fees	38,007
Trustee fees	562
Compliance services fees	444
Other fees	57,680

Total Gross Expenses before reductions	814,666
Less Expenses reduced by the Advisor	(31,343)

TOTAL NET EXPENSES	783,323

NET INVESTMENT INCOME (LOSS)	(729,587)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(7,123)
Net realized gains (losses) on futures contracts	(2,433,332)
Net realized gains (losses) on swap agreements	(8,296,988)
Change in net unrealized appreciation/depreciation on investments	(418,127)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(11,155,570)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,885,157)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bear :: 21

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(729,587)	$(1,081,713)
Net realized gains (losses) on investments	(10,737,443)	(28,346,110)
Change in net unrealized appreciation/depreciation on investments	(418,127)	2,227,299

Change in net assets resulting from operations	(11,885,157)	(27,200,524)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(155,174)

Change in net assets resulting from distributions	—	(155,174)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	518,149,530	491,480,077
Dividends reinvested	—	155,174
Value of shares redeemed	(516,681,041)	(480,524,924)

Change in net assets resulting from capital transactions	1,468,489	11,110,327

Change in net assets	(10,416,668)	(16,245,371)
NET ASSETS:
Beginning of period	36,719,285	52,964,656

End of period	$26,302,617	$36,719,285

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	22,016,264	15,534,642
Reinvested	—	5,894
Redeemed	(22,206,454)	(15,597,673)

Change in shares	(190,190)	(57,137)

See accompanying notes to the financial statements.

22 :: ProFund VP Bear :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$24.79	$34.42	$24.92	$25.78	$28.22

Investment Activities:
Net investment income (loss)(a)	(0.37)	(0.48)	0.06	0.85	0.89
Net realized and unrealized gains (losses) on investments	(4.05)	(9.10)	9.81	(0.71)	(2.99)

Total income (loss) from investment activities	(4.42)	(9.58)	9.87	0.14	(2.10)

Distributions to Shareholders From:
Net investment income	—	(0.05)	(0.37)	(1.00)	(0.34)

Net Asset Value, End of Period	$20.37	$24.79	$34.42	$24.92	$25.78

Total Return	(17.80)%	(27.87)%	39.92%	0.60%	(7.50)%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.77%	1.71%	1.70%	1.74%
Net expenses	1.68%	1.66%	1.63%	1.63%	1.70%
Net investment income (loss)	(1.57)%	(1.57)%	0.22%	3.37%	3.24%

Supplemental Data:
Net assets, end of period (000’s)	$26,303	$36,719	$52,965	$30,237	$29,385
Portfolio turnover rate(b)	599% (c)	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Biotechnology :: 23

The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 5.10%, compared to a return of 6.93%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Illumina Inc (+106.45%), Alexion Pharmaceuticals Inc (+64.99%), and Genzyme Corp (+45.28%), while the bottom three performers in this group were Vertex Pharmaceuticals Inc (-18.25%), Gilead Sciences Inc (-16.25%), and Amgen Inc (-2.95%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Biotechnology	5.10%	1.03%	0.20%
Dow Jones U.S. Biotechnology Index	6.93%	2.66%	2.24%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**

Fund	Gross	Net

ProFund VP Biotechnology	1.81%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	91%
Swap Agreements	9%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets

Amgen, Inc.	22.5%
Gilead Sciences, Inc.	13.9%
Celgene Corp.	12.5%
Life Technologies Corp.	4.7%
Biogen Idec, Inc.	4.6%

Dow Jones U.S. Biotechnology Index – Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: ProFund VP Biotechnology :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (91.2%)
	Shares	Value

Acorda Therapeutics, Inc.* (Biotechnology)	1,275	$34,757
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,890	232,789
Amgen, Inc.* (Biotechnology)	28,560	1,567,944
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	4,165	61,267
Biogen Idec, Inc.* (Biotechnology)	4,760	319,158
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,230	86,984
Celera Corp.* (Biotechnology)	2,635	16,601
Celgene Corp.* (Biotechnology)	14,790	874,681
Charles River Laboratories International, Inc.* (Biotechnology)	2,125	75,523
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,870	40,018
Dendreon Corp.* (Biotechnology)	4,590	160,283
Gen-Probe, Inc.* (Healthcare-Products)	1,530	89,275
Genzyme Corp.* (Biotechnology)	4,335	308,652
Gilead Sciences, Inc.* (Pharmaceuticals)	26,860	973,406
Human Genome Sciences, Inc.* (Biotechnology)	6,035	144,176
Illumina, Inc.* (Biotechnology)	3,995	253,043
Incyte, Corp.* (Biotechnology)	3,655	60,527
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,975	30,107
Life Technologies Corp.* (Biotechnology)	5,865	325,507
Myriad Genetics, Inc.* (Biotechnology)	2,975	67,949
Nektar Therapeutics* (Biotechnology)	3,060	39,321
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,955	72,081
PDL BioPharma, Inc. (Biotechnology)	4,505	28,066
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,210	72,554
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,125	23,673
Techne Corp. (Healthcare-Products)	1,190	78,147
United Therapeutics Corp.* (Pharmaceuticals)	1,615	102,100
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,460	226,294

TOTAL COMMON STOCKS (Cost $3,160,695)		6,364,883

Repurchase Agreements (0.6%)

	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $1,000 (Collateralized by $1,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,119)	$1,000	$1,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $4,000 (Collateralized by $5,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $4,994)	4,000	4,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $35,000 (Collateralized by $36,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $35,940)	35,000	35,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $3,000 (Collateralized by $3,000 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $3,133)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,000)		43,000

TOTAL INVESTMENT SECURITIES
(Cost $3,203,695)—91.8%		6,407,883
Net other assets (liabilities)—8.2%		574,565

NET ASSETS—100.0%		$6,982,448

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$599,820	$(180)

ProFund VP Biotechnology invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Biotechnology	$4,831,498	69.2%
Healthcare-Products	167,422	2.4%
Pharmaceuticals	1,365,963	19.6%
Other**	617,565	8.8%

Total	$6,982,448	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Biotechnology :: 25

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$3,203,695

Securities, at value	6,364,883
Repurchase agreements, at value	43,000

Total Investment Securities, at value	6,407,883
Cash	828
Receivable for capital shares issued	27,945
Receivable for investments sold	559,903
Prepaid expenses	82

TOTAL ASSETS	6,996,641

LIABILITIES:
Payable for capital shares redeemed	10
Unrealized loss on swap agreements	180
Advisory fees payable	3,183
Management services fees payable	425
Administration fees payable	207
Administrative services fees payable	1,993
Distribution fees payable	1,626
Transfer agency fees payable	614
Fund accounting fees payable	413
Compliance services fees payable	21
Other accrued expenses	5,521

TOTAL LIABILITIES	14,193

NET ASSETS	$6,982,448

NET ASSETS CONSIST OF:
Capital	$16,349,352
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(12,570,912)
Net unrealized appreciation (depreciation) on investments	3,204,008

NET ASSETS	$6,982,448

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	305,327

Net Asset Value (offering and redemption price per share)	$22.87

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$8,600
Interest	62

TOTAL INVESTMENT INCOME	8,662

EXPENSES:
Advisory fees	73,296
Management services fees	9,773
Administration fees	4,322
Transfer agency fees	5,997
Administrative services fees	33,313
Distribution fees	24,432
Custody fees	3,855
Fund accounting fees	8,148
Trustee fees	129
Compliance services fees	100
Other fees	11,667

Total Gross Expenses before reductions	175,032
Less Expenses reduced by the Advisor	(10,850)

TOTAL NET EXPENSES	164,182

NET INVESTMENT INCOME (LOSS)	(155,520)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	559,613
Net realized gains (losses) on swap agreements	17,199
Change in net unrealized appreciation/depreciation on investments	(185,368)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	391,444

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$235,924

See accompanying notes to the financial statements.

26 :: ProFund VP Biotechnology :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(155,520)	$(194,068)
Net realized gains (losses) on investments	576,812	729,569
Change in net unrealized appreciation/depreciation on investments	(185,368)	(1,254,478)

Change in net assets resulting from operations	235,924	(718,977)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,049,249	22,057,638
Value of shares redeemed	(22,333,301)	(35,629,124)

Change in net assets resulting from capital transactions	(1,284,052)	(13,571,486)

Change in net assets	(1,048,128)	(14,290,463)
NET ASSETS:
Beginning of period	8,030,576	22,321,039

End of period	$6,982,448	$8,030,576

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	931,964	1,048,587
Redeemed	(995,709)	(1,743,455)

Change in shares	(63,745)	(694,868)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Biotechnology :: 27

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$21.76	$20.98		$20.60	$20.83	$21.73

Investment Activities:
Net investment income (loss)(a)	(0.36)	(0.32)		(0.34)	(0.34)	(0.37)
Net realized and unrealized gains (losses) on investments	1.47	1.10	(b)	0.72	0.11	(0.53)

Total income (loss) from investment activities	1.11	0.78		0.38	(0.23)	(0.90)

Net Asset Value, End of Period	$22.87	$21.76		$20.98	$20.60	$20.83

Total Return	5.10%	3.72%		1.84%	(1.15)%	(4.10)%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.81%		1.75%	1.76%	1.84%
Net expenses	1.68%	1.66%		1.63%	1.63%	1.78%
Net investment income (loss)	(1.59)%	(1.54)%		(1.55)%	(1.61)%	(1.75)%

Supplemental Data:
Net assets, end of period (000’s)	$6,982	$8,031		$22,321	$16,676	$12,426
Portfolio turnover rate(c)	237%	256%		429%	486%	397%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

28 :: ProFund VP Rising Rates Opportunity :: Management Discussion of Fund Performance

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended December 31, 2010 the Fund had a total return of -16.03%, compared to a total return of 9.15%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2010 the most recent Long Bond issued carried a maturity date of November 15, 2040 and a 4.25% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 9.15% for the twelve months ended December 31, 2010 as measured by the Ryan Labs Treasury 30 Year Index. The yield on the Long Bond decreased from 4.63% on 12/31/09 to 4.34% on 12/31/10. The Long Bond’s total return of 9.15% for the period consisted of 4.25% derived from the yield of the bond and 4.90% derived from the price change of the bond. Since this Fund is designed to have inverse (opposite) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Rising Rates Opportunity	-16.03%	-6.39%	-8.60%
30-year U.S. Treasury Bond	9.15%	4.34%	6.41%
Barclays Capital U.S. Treasury: Long-Term Index	9.37%	5.68%	6.78%

Expense Ratios**

Fund	Gross	Net

ProFund VP Rising Rates Opportunity	1.73%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(5)%
Swap Agreements	(121)%

Total Exposure	(126)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
[1]
The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
[3]
The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 29

Schedule of Portfolio Investments

U.S. Treasury Obligations (29.4%)

	Principal Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$17,512,000	$17,521,577

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,527,713)		17,521,577

Repurchase Agreements (68.7%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,034 (Collateralized by $8,193,200 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $8,336,577)	8,173,000	8,173,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,109 (Collateralized by $8,348,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $8,337,465)	8,173,000	8,173,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,169,109 (Collateralized by $8,310,100 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $8,333,783)	8,169,000	8,169,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,102 (Collateralized by $8,310,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $8,341,162)	8,173,000	8,173,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,048 (Collateralized by $8,187,108 of various U.S. Treasury Notes, 0.88%–1.88%, 4/30/11-8/15/12, total value of $8,336,563)	8,173,000	8,173,000

TOTAL REPURCHASE AGREEMENTS
(Cost $40,861,000)		40,861,000

TOTAL INVESTMENT SECURITIES
(Cost $58,388,712)—98.1%		58,382,577
Net other assets (liabilities)—1.9%		1,105,922

NET ASSETS—100.0%		$59,488,499

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $5,002,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/23/11 (Underlying notional amount at value $2,928,750)	24	$126,154

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	$(28,439,406)	$121,740
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	(43,692,375)	641,109

		$762,849

See accompanying notes to the financial statements.

30 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities December 31, 2010
ASSETS:
Total Investment Securities, at cost	$58,388,712

Securities, at value	17,521,577
Repurchase agreements, at value	40,861,000

Total Investment Securities, at value	58,382,577
Cash	518
Segregated cash balances with brokers	91,350
Interest receivable	436
Unrealized gain on swap agreements	762,849
Receivable for capital shares issued	413,371
Prepaid expenses	284

TOTAL ASSETS	59,651,385

LIABILITIES:
Payable for capital shares redeemed	5,114
Variation margin on futures contracts	27,000
Advisory fees payable	35,195
Management services fees payable	4,693
Administration fees payable	1,845
Administrative services fees payable	21,289
Distribution fees payable	20,682
Trustee fees payable	2
Transfer agency fees payable	5,226
Fund accounting fees payable	3,693
Compliance services fees payable	170
Other accrued expenses	37,977

TOTAL LIABILITIES	162,886

NET ASSETS	$59,488,499

NET ASSETS CONSIST OF:
Capital	$133,756,306
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(75,150,675)
Net unrealized appreciation (depreciation) on investments	882,868

NET ASSETS	$59,488,499

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,957,431

Net Asset Value (offering and redemption price per share)	$12.00

Statement of Operations For the year ended December 31, 2010
INVESTMENT INCOME:
Interest	$62,597

EXPENSES:
Advisory fees	415,821
Management services fees	55,442
Administration fees	23,757
Transfer agency fees	33,753
Administrative services fees	163,413
Distribution fees	138,607
Custody fees	7,677
Fund accounting fees	44,830
Trustee fees	742
Compliance services fees	480
Other fees	65,348

Total Gross Expenses before reductions	949,870
Less Expenses reduced by the Advisor	(18,431)

TOTAL NET EXPENSES	931,439

NET INVESTMENT INCOME (LOSS)	(868,842)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(20,097)
Net realized gains (losses) on futures contracts	(740,935)
Net realized gains (losses) on swap agreements	(10,461,409)
Change in net unrealized appreciation/depreciation on investments	1,309,067

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(9,913,374)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,782,216)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 31

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(868,842)	$(842,720)
Net realized gains (losses) on investments	(11,222,441)	14,123,895
Change in net unrealized appreciation/depreciation on investments	1,309,067	(1,019,323)

Change in net assets resulting from operations	(10,782,216)	12,261,852

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(291,473)

Change in net assets resulting from distributions	—	(291,473)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	165,438,594	197,711,133
Dividends reinvested	—	291,473
Value of shares redeemed	(150,977,627)	(190,752,996)

Change in net assets resulting from capital transactions	14,460,967	7,249,610

Change in net assets	3,678,751	19,219,989
NET ASSETS:
Beginning of period	55,809,748	36,589,759

End of period	$59,488,499	$55,809,748

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	13,063,428	14,725,896
Reinvested	—	21,591
Redeemed	(12,011,805)	(14,208,014)

Change in shares	1,051,623	539,473

See accompanying notes to the financial statements.

32 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$14.29	$10.87	$18.53	$20.70	$19.13

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.21)	0.08	0.72	0.70
Net realized and unrealized gains (losses) on investments	(2.09)	3.70	(6.82)	(1.72)	1.26

Total income (loss) from investment activities	(2.29)	3.49	(6.74)	(1.00)	1.96

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.92)	(1.17)	(0.39)

Net Asset Value, End of Period	$12.00	$14.29	$10.87	$18.53	$20.70

Total Return	(16.03)%	32.18%	(37.97)%	(5.20)%	10.15%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.73%	1.68%	1.63%	1.64%
Net expenses	1.68%	1.66%	1.63%	1.58%	1.61%
Net investment income (loss)	(1.57)%	(1.57)%	0.44%	3.47%	3.31%

Supplemental Data:
Net assets, end of period (000’s)	$59,488	$55,810	$36,590	$75,041	$130,894
Portfolio turnover rate(b)	436% (c)	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Notes to Financial Statementes

34 :: Notes to Financial Statements :: December 31, 2010

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report: ProFund VP UltraBull, ProFund VP Bear, ProFund VP Biotechnology and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds VP will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. For the year ended December 31, 2010, there were no short sale transactions.

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2010, the ProFunds VP did not hold any when-issued securities.

December 31, 2010 :: Notes to Financial Statements :: 35

Foreign Currency Transactions

Each ProFund VP, other than ProFund VP Rising Rates Opportunity, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective. Options held during the year ended December 31, 2010, were used as a hedge to limit each ProFund VP’s market exposure. All other derivative instruments held during the year ended December 31, 2010, gained exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet its investment objective during the year ended December 31, 2010. The volume associated with derivative positions in the ProFund VP UltraBull was 150%, based on average monthly notional amount in comparison to net assets during the year ended December 31, 2010.

With the exception of the ProFund VP UltraBull, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities.

36 :: Notes to Financial Statements :: December 31, 2010

The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. During the year ended December 31, 2010, the ProFunds VP did not write options.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the Funds may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements”.

Some Funds may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity (“short” the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the Funds may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

December 31, 2010 :: Notes to Financial Statements :: 37

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e. the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at December 31, 2010 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the Fund’s Statement of Assets and Liabilities as of December 31, 2010:

	Assets			Liabilities

Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contract	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts

Equity Risk Exposure:
ProFund VP UltraBull	$102,660	$18,252	$–	$–	$–	$–
ProFund VP Bear	–	–	–	98,782	8,387	–
ProFund VP Biotechnology	–	–	–	–	180	–
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	126,154	762,849	–	–	–	–

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Fund’s Statement of Operations for the year ended December 31, 2010:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations

Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Investments

Equity Risk Exposure:
ProFund VP UltraBull	$264,441	$4,405,818	$–	$414,408
ProFund VP Bear	(2,433,332)	(8,296,988)	–	(416,358)
ProFund VP Biotechnology	–	17,199	–	120
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	(740,935)	(10,461,409)	–	1,314,309

38 :: Notes to Financial Statements :: December 31, 2010

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP, or jointly with an affiliate, are allocated among the respective ProFunds VP and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments, except that fixed-income securities may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

December 31, 2010 :: Notes to Financial Statements :: 39

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended, December 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of December 31, 2010, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 – Quoted Prices		LEVEL 2 – Other Significant Observable Inputs		Total

	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^

ProFund VP UltraBull
Common Stocks	$7,129,531	$–	$–	$–	$7,129,531	$–
Repurchase Agreements	–	–	11,246,000	–	11,246,000	–
Futures Contracts	–	102,660	–	–	–	102,660
Swap Agreements	–	–	–	18,252	–	18,252

Total	$7,129,531	$102,660	$11,246,000	$18,252	$18,375,531	$120,912

ProFund VP Bear
U.S. Treasury Obligations	$–	$–	$5,052,762	$–	$5,052,762	$–
Repurchase Agreements	–	–	21,367,000	–	21,367,000	–
Futures Contracts	–	(98,782)	–	–	–	(98,782)
Swap Agreements	–	–	–	(8,387)	–	(8,387)

Total	$–	$(98,782)	$26,419,762	$(8,387)	$26,419,762	$(107,169)

ProFund VP Biotechnology
Common Stocks	$6,364,883	$–	$–	$–	$6,364,883	$–
Repurchase Agreements	–	–	43,000	–	43,000	–
Swap Agreements	–	–	–	(180)	–	(180)

Total	$6,364,883	$–	$43,000	$(180)	$6,407,883	$(180)

ProFund VP Rising Rates Opportunity
U.S. Treasury Obligations	$–	$–	$17,521,577	$–	$17,521,577	$–
Repurchase Agreements	–	–	40,861,000	–	40,861,000	–
Futures Contracts	–	126,154	–	–	–	126,154
Swap Agreements	–	–	–	762,849	–	762,849

Total	$–	$126,154	$58,382,577	$762,849	$58,382,577	$889,003

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

40 :: Notes to Financial Statements :: December 31, 2010

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2010.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion,0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $204,750 ($409,500 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and affiliated Trusts for the year ended December 31, 2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP. These expense limitations remain in effect until April 30, 2011.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.”As of December 31, 2010, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 04/30/11	Expires 04/30/12	Expires 04/30/13	Expires 04/30/14	Total

ProFund VP UltraBull	$2,335	$64,013	$10,853	$21,606	$98,807
ProFund VP Bear	6,646	77,338	44,422	28,922	157,328
ProFund VP Biotechnology	10,636	31,225	11,892	6,828	60,581
ProFund VP Rising Rates Opportunity	–	36,185	28,641	13,913	78,739

December 31, 2010 :: Notes to Financial Statements :: 41

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2010 were as follows:

	Purchases	Sales

ProFund VP UltraBull	$132,101,660	$141,816,075
ProFund VP Biotechnology	22,213,353	23,260,165

The cost of U.S. governemnt security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2010 were as follows:

	Purchases	Sales

ProFund VP Bear	$9,387,521	$4,325,874
ProFund VP Rising Rates Opportunity	26,395,655	8,853,369

6. Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of an index’s return over periods longer than one day.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization.

42 :: Notes to Financial Statements :: December 31, 2010

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds’ VP exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7. Federal Income Tax Information

As of the tax year end of December 31, 2010, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total

ProFund VP Bear	$8,145,654	$3,069,606	$7,512,896	$4,644,270	$–	$27,795,299	$10,849,931	$62,017,656
ProFund VP Biotechnology	–	–	1,478,851	–	1,895,782	3,158,653	129,849	6,663,135
ProFund VP U.S. Government Plus	–	–	–	–	–	18,773,965	–	18,773,965
ProFund VP Rising Rates Opportunity	8,365,460	22,965,205	–	5,366,257	27,138,193	–	11,189,405	75,024,520

As of the tax year end of December 31, 2010, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options in addition to changes in ProFund VP ownership during the year and in prior years. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 12/31/11	Total

ProFund VP Biotechnology	$4,608,411	$4,608,411

The tax character of dividends paid to shareholders during the tax year ended December 31, 2010, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid

ProFund VP U.S. Government Plus	$278,335	$–	$278,335	$–	$278,335

The tax character of dividends paid to shareholders during the tax year ended December 31, 2009, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid

ProFund VP Bear	$155,174	$–	$155,174	$–	$155,174
ProFund VP U.S. Government Plus	23,651,729	704,434	24,356,163	30,119	24,386,282
ProFund VP Rising Rates Opportunity	291,473	–	291,473	–	291,473

As of the tax year ended December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

ProFund VP Bear	$–	$–	$–	$(62,017,656)	$(10,156)	$(62,027,812)
ProFund VP Biotechnology	–	–	–	(11,271,546)	1,904,642	(9,366,904)
ProFund VP U.S. Government Plus	–	–	–	(18,773,965)	(1,625,809)	(20,399,774)
ProFund VP Rising Rates Opportunity	–	–	–	(75,024,520)	756,714	(74,267,806)

December 31, 2010 :: Notes to Financial Statements :: 43

At December 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ProFund VP Bear	$26,421,531	$–	$(1,769)	$(1,769)
ProFund VP Biotechnology	4,503,061	3,199,719	(1,294,897)	1,904,822
ProFund VP U.S. Government Plus	44,651,780	–	(368,539)	(368,539)
ProFund VP Rising Rates Opportunity	58,388,712	–	(6,135)	(6,135)

44 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP UltraBull, ProFund VP Bear, ProFund VP Biotechnology and ProFund VP Rising Rates Opportunity (four of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2010, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 24, 2011

December 31, 2010 (unaudited) :: Board Approval of Investment Advisory Agreement :: 45

At a meeting held on September 22, 2010, the Board of Trustees (the “Board”), including the trustees who are not “interested persons”as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were acceptable given the services provided.

46 :: Board Approval of Investment Advisory Agreement :: December 31, 2010 (unaudited)

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2010. The Board focused on each Fund’s performance against its benchmark for the same periods and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was satisfactory.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fall-out,” benefits, if any, that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFunds Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

Expense Examples

48 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2010 and held for the entire period from July 1, 2010 through December 31, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10	Annualized Expense Ratio During Period 7/1/10 - 12/31/10

ProFund VP UltraBull	$1,000.00	$1,467.50	$10.45	1.68%
ProFund VP Bear	1,000.00	792.90	7.59	1.68%
ProFund VP Biotechnology	1,000.00	1,151.00	9.11	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	1,036.30	8.62	1.68%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10	Annualized Expense Ratio During Period 7/1/10 - 12/31/10

ProFund VP UltraBull	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Bear	1,000.00	1,016.74	8.54	1.68%
ProFund VP Biotechnology	1,000.00	1,016.74	8.54	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.74	8.54	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Trustees and Officers (unaudited) :: 49

Number of
Operational
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorship
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee*	Trustee

Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to Present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	None

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Executive Officers
Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel and Chief Compliance Officer of ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present).

50 :: Trustees and Officers (unaudited)

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009).

Jack P. Huntington 100 Summer Street, Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008).

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. since 2007 and has been employed by Citi Fund Services Ohio, Inc. in various other roles since 1993.

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/63	Assistant Treasurer	Indefinite; March 2006 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (September 1998 to present).

The ProFunds’ VP Statement of Additional Information includes additional information about the ProFunds’ VP Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/10

PROFUNDS

CLASSIC PROFUNDS VP

Large-Cap Value
Large-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30

SECTOR PROFUNDS VP

Financials
Health Care
Technology

NON-EQUITY PROFUNDS VP

U.S. Government Plus
Rising Rates Opportunity

DECEMBER 31, 2010

Annual Report

Table of Contents

i Message from the Chairman
3 Management Discussion of Fund Performance
7 Financial Statements and Financial Highlights
8 ProFund VP Large-Cap Value
16 ProFund VP Large-Cap Growth
25 ProFund VP Small-Cap Value
34 ProFund VP Small-Cap Growth
43 ProFund VP Asia 30
49 ProFund VP Europe 30
55 ProFund VP Financials
63 ProFund VP Health Care
69 ProFund VP Technology
75 ProFund VP U.S. Government Plus
80 ProFund VP Rising Rates Opportunity
85 Notes to Financial Statements
97 Report of Independent Registered Public Accounting Firm
98 Additional Tax Information
99 Board Approval of Investment Advisory Agreement
101 Expense Examples
103 Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2010.

Market Recovery Stays on Course

U.S. equity markets finished 2010 up solidly despite a turbulent first six months. Large- and mid-cap stocks as measured by the S&P 500® and S&P 400® indexes were down through the end of June, but made a resurgence during the second half of the year ending 2010 up 15.1% and 26.7%, respectively. The Russell 2000® index also reflected a strong recovery for small-cap stocks, reversing a first-half decline to finish the year up 26.9%.

U.S. sector indexes in 2010 rose overall. Leading the way were basic materials, real estate, and industrials, which each rose more than 20%. Showing lesser gains, but still outperforming the S&P 500®, were oil and gas, consumer services, and telecommunications. Remaining U.S. sectors rose for the year as well, but lagged the total return of the S&P 500®.

Overseas, the first six months of 2010 presented significant challenges that drove down the performance of international stocks. As with many of their domestic counterparts, however, they recovered and finished the year more strongly. Developed markets outside of the U.S. and Canada rose 8.2% according to the MSCI EAFE® Index. Emerging markets as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index® finished 2010 up 11.4%.

An Up Year for Bonds and the U.S. Dollar

Fixed-income returns also increased for 2010. 10-year Treasury bonds rose by 8.6% and 30-year Treasuries rose by 9.2% for the year as measured by their respective Ryan Labs Treasury 10 Year and Treasury 30 Year indexes. The broader fixed-income market ended the year up 6.5% according to Barclays Capital U.S. Aggregate Bond Index®. Lastly, the dollar rose 1.4% in 2010 as reported by the New York Board of Trade’s U.S. Dollar Index which measures the dollar’s performance against six foreign currencies.

Thank you for choosing ProFunds. We appreciate the trust you have placed in us and look forward to continuing to serve your investing needs.

Sincerely,

Michael Sapir
Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.1 ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.2

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during the period:3

•
Benchmark Performance: The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•
The Impact of Leverage on the Funds’ Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or –100% of the daily performance of an index was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index. The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% was inversely impacted by the daily performance of the Funds’ underlying indexes.

•
Compounding of Daily Returns and Volatility: Leveraged and Inverse ProFunds VP are designed to provide a multiple of index returns (e.g. 200%, 125%, –200%, –125%, –100%) for a single day only. For longer periods, performance may be greater than or less than the one day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leverage and inverse funds. On periods longer than one day compounding can increase returns in certain upward trending low volatility markets and can decrease losses in certain downward trending low volatility markets. In more volatile periods, compounding commonly reduces returns and increases losses over periods greater than one day. The differences in return over time due to compounding are a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, index volatility and magnitude of index return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of return will generally contribute to greater negative (positive) deviations.

•
Cost of Obtaining Leverage and Inverse Exposure: Funds with positive multiples of a benchmark index (leveraged funds) generally pay a financing rate to obtain the required leverage positions. The rates paid are typically short term rates, such as one month LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most leveraged funds incurred net financing costs, some leveraged funds benefited from a negative financing rate, due to a combination of very low levels of LIBOR and negative spreads.

Funds with negative multiples of a benchmark index (inverse funds) generally receive a financing rate when obtaining the required short positions. The rates received are typically short term rates, such as one month LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most inverse funds benefited from receiving net positive financing rates, some inverse funds incurred costs (i.e., earned negative financing rates), due to a combination of very low levels of LIBOR and negative spreads.

•
Equity Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•
Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

[1]	Other than ProFund VP Money Market.
[2]	A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.
[3]	Past performance is not a guarantee of future results.
[4]	Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

Management Discussion of Fund Performance (unaudited) :: 5

Economy

Financial markets pushed higher in 2010, marking a second year of recovery from the financial crisis of 2008. Policy makers continued to respond with measures that appeared to directly and indirectly drive prices higher across a wide variety of asset classes. Corporate profits were robust and real economic activity steadily recovered, albeit at a slow rate.

The first half of the year featured warnings about contagion from the sovereign debt crisis in Europe and fears of a double-dip recession in the U.S., accompanied by a 1,400 point drop in the Dow Jones Industrial Average which pushed the index below the 10,000 mark. Bond yields plunged as well, and the U.S.Dollar Index surged as investors searched for safe havens. The second half of 2010 was a different story. The stock market reversed course in July, alongside stronger economic data. Bond yields started rising as the global economy regained its footing, and the U.S.Dollar Index gave up some of its gains.

During the summer of 2010, the Federal Open Market Committee (FOMC) began to signal to financial markets that it was considering additional monetary policy accommodation by conducting further asset purchases. At its meeting in early November, the FOMC formally announced its intention to purchase an additional $600 billion in Treasury securities by the end of the second quarter of 2011, about one-third of the value of securities purchased in its earlier programs. In addition, Congress approved an $858 billion package of tax cuts and spending in December which included an extension of unemployment benefits.

Real gross domestic product, the output of goods and services produced by labor and property located in the U.S., increased at an annual rate of 3.2% in the fourth quarter of 2010. Inflation, as measured by changes in the CPI, declined from 2.7% in 2009 to 1.5% in 2010. A deceleration in gasoline prices accounted for much of this slowdown, as it increased 13.8% in 2010 after rising 53.5% in 2009. The unemployment rate was at 9.4% in December 2010, down slightly from 10.0% in December 2009.

During the first half of the year when home buyer tax credits were in place, housing sales were strong and housing prices stabilized but when these credits expired, transactions fell to a fifteen year low and a still-large excess supply of housing continued to weigh on the market. The commercial real estate market also remained anemic. Prices of economically sensitive commodities rallied strongly, with copper and gold reaching all time highs, in part due to strong demand from China and other emerging markets.

Index Performance5

For the one year period ending December 31, 2010 the U.S.equity market posted positive returns as measured by various broad-market indexes. The S&P 500 Index was up +15.1%, the S&P MidCap 400 Index was up +26.7%, the Dow Jones Industrial Average increased +14.1%, the Russell 2000 Index increased +26.9%, and the NASDAQ-100 Index was up +20.2% for the year.

Of the 17 offered Sector ProFunds VP, those that outperformed the S&P 500 Index included Internet (+37.3%), Precious Metals (+36.0%), Basic Materials (+31.7%), Real Estate (+26.9%), Industrials (+26.0%), Consumer Services (+23.7%), Oil & Gas (+19.7%), Consumer Goods (+19.5%), and Telecommunications (+17.7%). Sectors underperforming the S&P 500 Index were Pharmaceuticals (+2.1%), Health Care (+4.5%), Biotechnology (+6.9%), Utilities (+7.8%), Banks (+11.3%), Technology (+12.6%), Financial (+12.7%) and Semiconductors (+14.2%).

Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced positive returns. Based on these indices, Growth outperformed Value in the small and mid capitalization spectrum: Small-Cap Growth +28.4% versus Small-Cap Value +25.0%; Mid-Cap Growth +30.7% versus Mid-Cap Value +22.8%; and Large-Cap Growth and Large-Cap Value were up +15.1% and 15.2%, respectively.

International stocks also fared well, though not quite as well as U.S. Indexes. Major international equity markets posted positive returns generally, except for Japan’s Nikkei 225 Stock Average Index which was down -1.5%. The ProFunds Asia 30 Index increased +15.0%. The Bank of New York Mellon Emerging Markets 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was up +11.4%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., increased +8.2%. The ProFunds Europe 30 Index was up +2.6%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned +9.2%. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was up +1.4% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index).

Index Volatility

Daily volatility for the U.S. equity markets lessened significantly from a year ago. The volatility for the S&P 500 for the year ended December 31, 2010, was 18.06%, which was lower than the prior year’s volatility of 27.27%. At a given index return level, increased volatility tends to

6 :: Management Discussion of Fund Performance (unaudited)

negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones Precious Metals Index. The least volatile were the Dow Jones U.S. Pharmaceuticals Index and the U.S. Dollar Index. The volatility of each index is shown below.

	One Year	Index
Underlying Index	Return(a),(b)	Volatility

Dow Jones U.S. Banks Index	11.3%	29.27%
Dow Jones U.S. Precious Metals Index	36.0%	28.82%
Dow Jones U.S. Basic Materials Index	31.7%	27.55%
Dow Jones U.S. Real Estate Index	26.9%	26.89%
Dow Jones U.S. Semiconductors Index	14.2%	26.46%
S&P SmallCap 600/Citigroup Value Index	25.0%	25.15%
Russell 2000 Index	26.9%	25.09%
Bank of New Yew Mellon Emerging Markets 50 ADR Index	11.4%	24.76%
Dow Jones U.S. Financials Index	12.7%	24.65%
ProFunds Asia 30 Index	15.0%	23.36%
Dow Jones U.S. Oil & Gas Index	19.7%	22.82%
ProFunds Europe 30 Index	2.6%	22.76%
S&P SmallCap 600/Citigroup Growth Index	28.4%	22.73%
Dow Jones U.S. Internet Composite Index	37.3%	22.53%
Dow Jones U.S. Industrials Index	26.0%	21.70%
S&P MidCap 400/Citigroup Value Index	22.8%	21.10%
S&P MidCap 400/Citigroup Growth Index	30.7%	21.09%
S&P MidCap 400 Index	26.7%	21.01%
Nikkei 225 Stock Average Index	-1.5%	20.97%
Dow Jones U.S. Technology Index	12.6%	20.15%
NASDAQ-100 Index	20.2%	19.49%
Dow Jones U.S. Biotechnology Index	6.9%	19.31%
MSCI EAFE Index	8.2%	18.82%
S&P 500/Citigroup Value Index	15.2%	18.50%
Dow Jones U.S. Consumer Services Index	23.7%	18.17%
S&P 500 Index	15.1%	18.06%
S&P 500/Citigroup Growth Index	15.1%	17.90%
Ryan Labs Treasury 30 Year Index	9.2%	17.17%
Dow Jones Industrial Average	14.1%	16.17%
Dow Jones U.S. Utilities Index	7.8%	15.27%
Dow Jones U.S. Health Care Index	4.5%	14.82%
Dow Jones U.S. Telecommunications Index	17.7%	14.46%
Dow Jones U.S. Consumer Goods Index	19.5%	14.12%
Dow Jones U.S. Pharmaceuticals Index	2.1%	13.93%
U.S. Dollar Index	1.4%	8.64%

(a)	Performances are total return except for the ProFunds Europe 30 Index, the ProFunds Asia 30 Index, and the U.S. Dollar Index.
(b)	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding the ProFunds Europe 30 Index and ProFunds Asia 30 Index).

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, the most common benchmark financing rate for the Funds, began the year at 0.21%, rose to a high of 0.33% in May, and dropped to 0.25% by the end of the year. Funds with positive multiples of a benchmark index (leveraged funds) generally pay a financing rate to obtain the required leverage positions. The rates paid are typically short term rates, such as one week LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most leveraged funds incurred net financing costs, some leveraged funds benefited from a negative financing rate, due to a combination of very low levels of LIBOR and negative spreads.

Funds with negative multiples of a benchmark index (inverse funds) generally receive a financing rate when obtaining the required short positions. The rates received are typically short term rates, such as one week LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most inverse funds benefited from receiving net positive financing rates, some inverse funds incurred costs (i.e., earned negative financing rates), due to a combination of very low levels of LIBOR and negative spreads.

ProFunds VP do not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of a company. In addition, PFA does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions;or normally take defensive positions.

Financial Statements and Financial Highlights

8 :: ProFund VP Large-Cap Value :: Management Discussion of Fund Performance

The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index. For the year ended December 31, 2010, the Fund had a total return of 12.89%, compared to a total return of 15.16%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Value Index is a market capitalization-weighted index comprised of stocks in the S&P 500 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Citigroup Inc (+42.90%), General Electric Co (+20.89%), and Chevron Corp (+18.52%), while the bottom three performers in this group were Bank of America Corp (-11.42%), Pfizer Inc (-3.74%), and Wal-Mart Stores Inc (+0.90%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from May 3, 2004 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Large-Cap Value	12.89%	-0.93%	1.43%
S&P 500/Citigroup Value Index[3]	15.16%	0.90%	3.53%

Expense Ratios**

Fund	Gross	Net

ProFund VP Large-Cap Value	1.89%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	6.6%
General Electric Co.	3.5%
Chevron Corp.	3.3%
J.P. Morgan Chase & Co.	3.0%
Pfizer, Inc.	2.5%

S&P 500/Citigroup Value Index – Composition
% of Index

Financial	28%
Energy	17%
Consumer Non-Cyclical	15%
Industrial	11%
Consumer Cyclical	9%
Communications	7%
Utilities	6%
Technology	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Large-Cap Value :: 9

Schedule of Portfolio Investments

Common Stocks (99.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	2,040	$176,052
Abercrombie & Fitch Co.—Class A (Retail)	204	11,757
ACE, Ltd. (Insurance)	2,040	126,990
Adobe Systems, Inc.* (Software)	1,428	43,954
Aetna, Inc. (Healthcare-Services)	2,448	74,688
AFLAC, Inc. (Insurance)	1,020	57,559
Air Products & Chemicals, Inc. (Chemicals)	612	55,661
Airgas, Inc. (Chemicals)	204	12,742
AK Steel Holding Corp. (Iron/Steel)	612	10,018
Alcoa, Inc. (Mining)	6,120	94,187
Allegheny Energy, Inc. (Electric)	1,020	24,725
Allegheny Technologies, Inc. (Iron/Steel)	408	22,513
Allstate Corp. (Insurance)	3,264	104,056
Altria Group, Inc. (Agriculture)	8,160	200,899
Ameren Corp. (Electric)	1,428	40,255
American Electric Power, Inc. (Electric)	2,856	102,759
American Express Co. (Diversified Financial Services)	2,856	122,580
American International Group, Inc.* (Insurance)	816	47,018
AmerisourceBergen Corp. (Pharmaceuticals)	816	27,842
Amgen, Inc.* (Biotechnology)	2,652	145,595
Anadarko Petroleum Corp. (Oil & Gas)	1,836	139,830
AON Corp. (Insurance)	2,040	93,860
Apache Corp. (Oil & Gas)	1,224	145,938
Apartment Investment and Management Co.—Class A (REIT)	408	10,543
Applied Materials, Inc. (Semiconductors)	4,896	68,789
Archer-Daniels-Midland Co. (Agriculture)	3,876	116,590
Assurant, Inc. (Insurance)	612	23,574
AT&T, Inc. (Telecommunications)	20,808	611,339
Automatic Data Processing, Inc. (Software)	1,020	47,206
AutoNation, Inc.* (Retail)	408	11,506
Avery Dennison Corp. (Household Products/Wares)	408	17,275
Baker Hughes, Inc. (Oil & Gas Services)	1,428	81,639
Bank of America Corp. (Banks)	60,996	813,687
Bank of New York Mellon Corp. (Banks)	7,548	227,950
Baxter International, Inc. (Healthcare-Products)	1,224	61,959
BB&T Corp. (Banks)	4,284	112,626
Becton, Dickinson & Co. (Healthcare-Products)	408	34,484
Bemis Co., Inc. (Packaging & Containers)	612	19,988
Berkshire Hathaway, Inc.—Class B* (Insurance)	10,404	833,464
Best Buy Co., Inc. (Retail)	816	27,981
Big Lots, Inc.* (Retail)	204	6,214
Boeing Co. (Aerospace/Defense)	1,836	119,817
Boston Properties, Inc. (REIT)	408	35,129
Boston Scientific Corp.* (Healthcare-Products)	9,180	69,493
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,692	124,244
CA, Inc. (Software)	816	19,943
Cabot Oil & Gas Corp. (Oil & Gas)	408	15,443
Campbell Soup Co. (Food)	612	21,267
Capital One Financial Corp. (Diversified Financial Services)	2,856	121,551
Cardinal Health, Inc. (Pharmaceuticals)	2,040	78,152
CareFusion Corp.* (Healthcare-Products)	1,428	36,700
Carnival Corp.—Class A (Leisure Time)	1,224	56,439
Caterpillar, Inc. (Machinery-Construction & Mining)	1,836	171,960
CBS Corp.—Class B (Media)	4,080	77,724
CenterPoint Energy, Inc. (Electric)	2,652	41,689
CenturyTel, Inc. (Telecommunications)	816	37,675
Cephalon, Inc.* (Pharmaceuticals)	204	12,591
Chesapeake Energy Corp. (Oil & Gas)	2,448	63,428
Chevron Corp. (Oil & Gas)	12,240	1,116,900
Chubb Corp. (Insurance)	1,836	109,499
Cincinnati Financial Corp. (Insurance)	1,020	32,324
Cintas Corp. (Textiles)	816	22,815
Cisco Systems, Inc.* (Telecommunications)	14,484	293,011
Citigroup, Inc.* (Diversified Financial Services)	175,848	831,761
Clorox Co. (Household Products/Wares)	408	25,818
CME Group, Inc. (Diversified Financial Services)	408	131,274
CMS Energy Corp. (Electric)	1,428	26,561
Comerica, Inc. (Banks)	1,020	43,085
Computer Sciences Corp. (Computers)	1,020	50,592
Compuware Corp.* (Software)	408	4,761
ConAgra Foods, Inc. (Food)	2,652	59,882
ConocoPhillips (Oil & Gas)	8,976	611,266
Consolidated Edison, Inc. (Electric)	1,836	91,011
Constellation Brands, Inc.* (Beverages)	1,020	22,593
Constellation Energy Group, Inc. (Electric)	1,224	37,491
Corning, Inc. (Telecommunications)	3,468	67,002
Costco Wholesale Corp. (Retail)	2,652	191,501
Coventry Health Care, Inc.* (Healthcare-Services)	816	21,542
CSX Corp. (Transportation)	816	52,722
CVS Caremark Corp. (Retail)	8,160	283,723
D.R. Horton, Inc. (Home Builders)	1,632	19,470
Danaher Corp. (Miscellaneous Manufacturing)	1,224	57,736
Dean Foods Co.* (Food)	1,020	9,017
Dell, Inc.* (Computers)	10,200	138,210
DENTSPLY International, Inc. (Healthcare-Products)	408	13,941
Devon Energy Corp. (Oil & Gas)	1,632	128,128
Discover Financial Services (Diversified Financial Services)	3,264	60,482
Dominion Resources, Inc. (Electric)	2,040	87,149
Dover Corp. (Miscellaneous Manufacturing)	612	35,771
DTE Energy Co. (Electric)	1,020	46,226
Duke Energy Corp. (Electric)	7,956	141,696
E*TRADE Financial Corp.* (Diversified Financial Services)	1,224	19,584
E.I. du Pont de Nemours & Co. (Chemicals)	2,244	111,931
Eastman Chemical Co. (Chemicals)	204	17,152
Eaton Corp. (Miscellaneous Manufacturing)	612	62,124
Edison International (Electric)	2,040	78,744
El Paso Corp. (Pipelines)	1,836	25,263
Electronic Arts, Inc.* (Software)	1,224	20,049
Emerson Electric Co. (Electrical Components & Equipment)	2,040	116,627
Entergy Corp. (Electric)	1,020	72,247
EOG Resources, Inc. (Oil & Gas)	816	74,591
EQT Corp. (Oil & Gas)	408	18,295
Equifax, Inc. (Commercial Services)	204	7,262

See accompanying notes to the financial statements.

10 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued
	Shares		Value

Exelon Corp. (Electric)	4,080		$169,891
Expeditors International of Washington, Inc. (Transportation)	612		33,415
Exxon Mobil Corp. (Oil & Gas)	30,600		2,237,472
Federated Investors, Inc.—Class B (Diversified Financial Services)	204		5,339
FedEx Corp. (Transportation)	1,836		170,766
Fidelity National Information Services, Inc. (Software)	1,632		44,700
Fifth Third Bancorp (Banks)	4,896		71,873
First Horizon National Corp.* (Banks)	1,428		16,828
FirstEnergy Corp. (Electric)	1,836		67,969
Fiserv, Inc.* (Software)	408		23,892
Fluor Corp. (Engineering & Construction)	408		27,034
Ford Motor Co.* (Auto Manufacturers)	9,384		157,557
Forest Laboratories, Inc.* (Pharmaceuticals)	612		19,572
Fortune Brands, Inc. (Household Products/Wares)	1,020		61,455
Franklin Resources, Inc. (Diversified Financial Services)	408		45,374
Frontier Communications Corp. (Telecommunications)	3,264		31,759
GameStop Corp.—Class A* (Retail)	816		18,670
Gannett Co., Inc. (Media)	1,428		21,549
General Dynamics Corp. (Aerospace/Defense)	1,020		72,379
General Electric Co. (Miscellaneous Manufacturing)	64,464		1,179,047
General Mills, Inc. (Food)	1,428		50,823
Genuine Parts Co. (Distribution/Wholesale)	1,020		52,367
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	3,060		40,208
H & R Block, Inc. (Commercial Services)	1,836		21,867
Halliburton Co. (Oil & Gas Services)	2,652		108,281
Harley-Davidson, Inc. (Leisure Time)	816		28,291
Harman International Industries, Inc.* (Home Furnishings)	204		9,445
Harris Corp. (Telecommunications)	408		18,482
Hartford Financial Services Group, Inc. (Insurance)	2,652		70,251
HCP, Inc. (REIT)	816		30,021
Health Care REIT, Inc. (REIT)	408		19,437
Heinz (H.J.) Co. (Food)	612		30,270
Helmerich & Payne, Inc. (Oil & Gas)	204		9,890
Hess Corp. (Oil & Gas)	1,836		140,527
Hewlett-Packard Co. (Computers)	6,324		266,240
Home Depot, Inc. (Retail)	9,996		350,460
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,632		86,757
Hormel Foods Corp. (Food)	204		10,457
Host Marriott Corp. (REIT)	2,244		40,100
Hudson City Bancorp, Inc. (Savings & Loans)	1,428		18,193
Humana, Inc.* (Healthcare-Services)	1,020		55,835
Huntington Bancshares, Inc. (Banks)	3,060		21,022
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,428		76,255
Integrys Energy Group, Inc. (Electric)	408		19,792
Intel Corp. (Semiconductors)	14,076		296,018
International Game Technology (Entertainment)	1,020		18,044
International Paper Co. (Forest Products & Paper)	2,652		72,240
Invesco, Ltd. (Diversified Financial Services)	1,428		34,358
Iron Mountain, Inc. (Commercial Services)	612		15,306
ITT Industries, Inc. (Miscellaneous Manufacturing)	612		31,891
J.C. Penney Co., Inc. (Retail)	1,428		46,139
J.P. Morgan Chase & Co. (Diversified Financial Services)	23,664		1,003,827
Jabil Circuit, Inc. (Electronics)	1,224		24,590
Jacobs Engineering Group, Inc.* (Engineering & Construction)	816		37,414
Janus Capital Group, Inc. (Diversified Financial Services)	612		7,938
JM Smucker Co. (Food)	816		53,570
Johnson & Johnson (Healthcare-Products)	6,732		416,374
Johnson Controls, Inc. (Auto Parts & Equipment)	4,080		155,856
Kellogg Co. (Food)	612		31,261
KeyCorp (Banks)	4,284		37,913
Kimberly-Clark Corp. (Household Products/Wares)	1,020		64,301
Kimco Realty Corp. (REIT)	1,632		29,441
KLA -Tencor Corp. (Semiconductors)	612		23,648
Kohls Corp.* (Retail)	816		44,341
Kraft Foods, Inc. (Food)	5,508		173,557
Kroger Co. (Food)	3,876		86,667
L-3 Communications Holdings, Inc. (Aerospace/Defense)	612		43,140
Legg Mason, Inc. (Diversified Financial Services)	1,020		36,995
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	816		18,572
Lennar Corp.—Class A (Home Builders)	408		7,650
Leucadia National Corp. (Holding Companies-Diversified)	408		11,905
Lexmark International, Inc.—Class A* (Computers)	408		14,207
Lincoln National Corp. (Insurance)	1,836		51,059
Lockheed Martin Corp. (Aerospace/Defense)	1,836		128,355
Loews Corp. (Insurance)	1,836		71,439
Lorillard, Inc. (Agriculture)	408		33,480
Lowe’s Cos., Inc. (Retail)	8,364		209,769
LSI Logic Corp.* (Semiconductors)	2,040		12,220
M&T Bank Corp. (Banks)	816		71,033
Macy’s, Inc. (Retail)	1,020		25,806
Marathon Oil Corp. (Oil & Gas)	4,284		158,637
Marriott International, Inc.—Class A (Lodging)	–	(a)	13
Marsh & McLennan Cos., Inc. (Insurance)	3,264		89,238
Marshall & Ilsley Corp. (Banks)	3,264		22,587
Masco Corp. (Building Materials)	2,244		28,409
Mattel, Inc. (Toys/Games/Hobbies)	816		20,751
McCormick & Co., Inc. (Food)	408		18,984
McGraw-Hill Cos., Inc. (Media)	816		29,711
McKesson Corp. (Commercial Services)	1,632		114,860
MeadWestvaco Corp. (Forest Products & Paper)	1,020		26,683
Medtronic, Inc. (Healthcare-Products)	2,448		90,796
MEMC Electronic Materials, Inc.* (Semiconductors)	1,428		16,079
Merck & Co., Inc. (Pharmaceuticals)	6,528		235,269
Meredith Corp. (Media)	204		7,069

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 11

Common Stocks, continued
	Shares	Value

MetLife, Inc. (Insurance)	5,508	$244,775
Molex, Inc. (Electrical Components & Equipment)	612	13,905
Molson Coors Brewing Co.—Class B (Beverages)	1,020	51,194
Monsanto Co. (Agriculture)	1,428	99,446
Monster Worldwide, Inc.* (Internet)	408	9,641
Moody’s Corp. (Commercial Services)	612	16,242
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,180	249,788
Motorola, Inc.* (Telecommunications)	14,280	129,520
Murphy Oil Corp. (Oil & Gas)	612	45,625
Nabors Industries, Ltd.* (Oil & Gas)	1,632	38,287
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	816	19,347
National Semiconductor Corp. (Semiconductors)	816	11,228
Newell Rubbermaid, Inc. (Housewares)	1,836	33,378
News Corp.—Class A (Media)	5,712	83,167
NextEra Energy, Inc. (Electric)	2,448	127,272
Nicor, Inc. (Gas)	204	10,184
NiSource, Inc. (Electric)	1,632	28,756
Noble Energy, Inc. (Oil & Gas)	612	52,681
Norfolk Southern Corp. (Transportation)	1,224	76,892
Northeast Utilities System (Electric)	1,020	32,518
Northern Trust Corp. (Banks)	1,020	56,518
Northrop Grumman Corp. (Aerospace/Defense)	1,836	118,936
Novell, Inc.* (Software)	2,040	12,077
Novellus Systems, Inc.* (Semiconductors)	204	6,593
NRG Energy, Inc.* (Electric)	1,428	27,903
Nucor Corp. (Iron/Steel)	1,836	80,454
NVIDIA Corp.* (Semiconductors)	1,428	21,991
NYSE Euronext (Diversified Financial Services)	1,632	48,927
Occidental Petroleum Corp. (Oil & Gas)	2,448	240,149
Omnicom Group, Inc. (Advertising)	612	28,030
ONEOK, Inc. (Gas)	612	33,948
Owens-Illinois, Inc.* (Packaging & Containers)	1,020	31,314
PACCAR, Inc. (Auto Manufacturers)	1,224	70,282
Parker Hannifin Corp. (Miscellaneous Manufacturing)	408	35,210
Paychex, Inc. (Commercial Services)	816	25,223
People’s United Financial, Inc. (Banks)	2,244	31,438
Pepco Holdings, Inc. (Electric)	1,428	26,061
PerkinElmer, Inc. (Electronics)	408	10,535
Pfizer, Inc. (Pharmaceuticals)	48,552	850,145
PG&E Corp. (Electric)	2,448	117,112
Pinnacle West Capital Corp. (Electric)	612	25,367
Pitney Bowes, Inc. (Office/Business Equipment)	1,224	29,596
Plum Creek Timber Co., Inc. (Forest Products & Paper)	612	22,919
PNC Financial Services Group (Banks)	3,264	198,190
PPG Industries, Inc. (Chemicals)	408	34,301
PPL Corp. (Electric)	2,856	75,170
Principal Financial Group, Inc. (Insurance)	2,040	66,422
Procter & Gamble Co. (Cosmetics/Personal Care)	8,772	564,303
Progress Energy, Inc. (Electric)	1,836	79,829
Progressive Corp. (Insurance)	4,080	81,070
ProLogis (REIT)	3,468	50,078
Prudential Financial, Inc. (Insurance)	2,856	167,676
Public Service Enterprise Group, Inc. (Electric)	3,060	97,339
Public Storage, Inc. (REIT)	408	41,379
Pulte Group, Inc.* (Home Builders)	2,040	15,341
QEP Resources, Inc. (Oil & Gas)	1,020	37,036
Quanta Services, Inc.* (Commercial Services)	1,224	24,382
Quest Diagnostics, Inc. (Healthcare-Services)	408	22,020
R.R. Donnelley & Sons Co. (Commercial Services)	1,224	21,383
RadioShack Corp. (Retail)	612	11,316
Range Resources Corp. (Oil & Gas)	408	18,352
Raytheon Co. (Aerospace/Defense)	1,224	56,720
Regions Financial Corp. (Banks)	7,548	52,836
Republic Services, Inc. (Environmental Control)	816	24,366
Reynolds American, Inc. (Agriculture)	1,020	33,272
Robert Half International, Inc. (Commercial Services)	408	12,485
Rowan Cos., Inc.* (Oil & Gas)	816	28,487
Ryder System, Inc. (Transportation)	408	21,477
Safeway, Inc. (Food)	2,244	50,468
SAIC, Inc.* (Commercial Services)	1,020	16,177
Sara Lee Corp. (Food)	1,836	32,148
SCANA Corp. (Electric)	612	24,847
Sealed Air Corp. (Packaging & Containers)	1,020	25,959
Sears Holdings Corp.* (Retail)	204	15,045
Sempra Energy (Gas)	1,428	74,941
Sherwin-Williams Co. (Chemicals)	204	17,085
SLM Corp.* (Diversified Financial Services)	2,856	35,957
Snap-on, Inc. (Hand/Machine Tools)	204	11,542
Southern Co. (Electric)	3,060	116,984
Southwest Airlines Co. (Airlines)	2,244	29,127
Spectra Energy Corp. (Pipelines)	2,040	50,980
Sprint Nextel Corp.* (Telecommunications)	18,156	76,800
Stanley Black & Decker, Inc. (Hand/Machine Tools)	408	27,283
Staples, Inc. (Retail)	2,244	51,096
State Street Corp. (Banks)	3,060	141,800
Sunoco, Inc. (Oil & Gas)	816	32,893
SunTrust Banks, Inc. (Banks)	3,060	90,301
SuperValu, Inc. (Food)	1,224	11,787
Sysco Corp. (Food)	3,468	101,959
Target Corp. (Retail)	1,836	110,399
TECO Energy, Inc. (Electric)	1,224	21,787
Tellabs, Inc. (Telecommunications)	2,244	15,214
Teradyne, Inc.* (Semiconductors)	408	5,728
Tesoro Petroleum Corp.* (Oil & Gas)	816	15,129
Textron, Inc. (Miscellaneous Manufacturing)	1,632	38,580
The AES Corp.* (Electric)	4,080	49,694
The Charles Schwab Corp. (Diversified Financial Services)	3,264	55,847
The Dow Chemical Co. (Chemicals)	6,936	236,795
The Gap, Inc. (Retail)	1,224	27,099
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,060	514,570
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,428	16,922
The Hershey Co. (Food)	408	19,237
The Travelers Cos., Inc. (Insurance)	2,856	159,108
The Williams Cos., Inc. (Pipelines)	3,468	85,729
Thermo Fisher Scientific, Inc.* (Electronics)	1,020	56,467
See accompanying notes to the financial statements.

12 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value

Time Warner Cable, Inc. (Media)	816	$53,880
Time Warner, Inc. (Media)	6,732	216,568
Titanium Metals Corp.* (Mining)	408	7,009
Torchmark Corp. (Insurance)	408	24,374
Total System Services, Inc. (Software)	612	9,413
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,632	67,630
Tyson Foods, Inc.—Class A (Food)	1,836	31,616
U.S. Bancorp (Banks)	11,628	313,607
Union Pacific Corp. (Transportation)	1,224	113,416
United Parcel Service, Inc.—Class B (Transportation)	2,856	207,288
United States Steel Corp. (Iron/Steel)	612	35,753
United Technologies Corp. (Aerospace/Defense)	2,040	160,589
UnitedHealth Group, Inc. (Healthcare-Services)	6,732	243,092
UnumProvident Corp. (Insurance)	1,836	44,468
V.F. Corp. (Apparel)	204	17,581
Valero Energy Corp. (Oil & Gas)	3,468	80,180
VeriSign, Inc. (Internet)	408	13,329
Verizon Communications, Inc. (Telecommunications)	10,200	364,956
Vornado Realty Trust (REIT)	612	50,998
Vulcan Materials Co. (Building Materials)	816	36,198
Wal-Mart Stores, Inc. (Retail)	11,832	638,100
Walgreen Co. (Retail)	5,508	214,592
Walt Disney Co. (Media)	5,304	198,953
Waste Management, Inc. (Environmental Control)	1,836	67,693
WellPoint, Inc.* (Healthcare-Services)	2,448	139,193
Wells Fargo & Co. (Banks)	16,116	499,435
Weyerhaeuser Co. (Forest Products & Paper)	3,264	61,788
Whirlpool Corp. (Home Furnishings)	408	36,243
Windstream Corp. (Telecommunications)	1,224	17,063
Wisconsin Energy Corp. (Electric)	408	24,015
Xcel Energy, Inc. (Electric)	2,856	67,259
Xerox Corp. (Office/Business Equipment)	8,364	96,353
XL Group PLC (Insurance)	2,040	44,513
Yahoo!, Inc.* (Internet)	4,080	67,850
Zimmer Holdings, Inc.* (Healthcare-Products)	408	21,901
Zions Bancorp (Banks)	1,020	24,715

TOTAL COMMON STOCKS
(Cost $27,181,267)		33,886,487

TOTAL INVESTMENT SECURITIES
(Cost $27,181,267)—99.9%		33,886,487
Net other assets (liabilities)—0.1%		38,475

NET ASSETS—100.0%		$33,924,962

*	Non-income producing security
(a)	Amount is less than 1.

ProFund VP Large-Cap Value invested in the following industries as of December 31, 2010:

	Value	% of Net Assets

Advertising	$28,030	0.1%
Aerospace/Defense	699,936	2.1%
Agriculture	483,687	1.4%
Airlines	29,127	0.1%
Apparel	17,581	0.1%
Auto Manufacturers	227,839	0.7%
Auto Parts & Equipment	172,778	0.5%
Banks	2,847,444	8.4%
Beverages	73,787	0.2%
Biotechnology	145,595	0.4%
Building Materials	64,607	0.2%
Chemicals	485,667	1.4%
Commercial Services	275,187	0.8%
Computers	469,249	1.4%
Cosmetics/Personal Care	564,303	1.7%
Distribution/Wholesale	52,367	0.1%
Diversified Financial Services	3,385,707	10.0%
Electric	1,990,118	5.9%
Electrical Components & Equipment	130,532	0.4%
Electronics	91,592	0.3%
Engineering & Construction	64,448	0.2%
Entertainment	18,044	0.1%
Environmental Control	92,059	0.3%
Food	792,970	2.3%
Forest Products & Paper	183,630	0.5%
Gas	119,073	0.3%
Hand/Machine Tools	38,825	0.1%
Healthcare-Products	745,648	2.2%
Healthcare-Services	556,370	1.6%
Holding Companies-Diversified	11,905	NM
Home Builders	42,461	0.1%
Home Furnishings	45,688	0.1%
Household Products/Wares	168,849	0.5%
Housewares	33,378	0.1%
Insurance	2,542,737	7.5%
Internet	90,820	0.3%
Iron/Steel	148,738	0.4%
Leisure Time	84,730	0.2%
Lodging	13	NM
Machinery-Construction & Mining	171,960	0.5%
Media	688,621	2.0%
Mining	101,196	0.3%
Miscellaneous Manufacturing	1,865,625	5.5%
Office/Business Equipment	125,949	0.4%
Oil & Gas	5,449,164	16.0%
Oil & Gas Services	189,920	0.5%
Packaging & Containers	77,261	0.2%
Pharmaceuticals	1,347,815	4.0%
Pipelines	161,972	0.5%
REIT	307,126	0.9%
Retail	2,295,514	6.8%
Savings & Loans	18,193	0.1%
Semiconductors	462,294	1.4%
Software	225,995	0.7%
Telecommunications	1,662,821	4.9%
Textiles	22,815	0.1%
Toys/Games/Hobbies	20,751	0.1%
Transportation	675,976	2.0%
Other**	38,475	0.1%

Total	$33,924,962	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 13

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$27,181,267

Securities, at value	33,886,487

Total Investment Securities, at value	33,886,487
Dividends receivable	34,257
Receivable for capital shares issued	9,958,234
Prepaid expenses	168

TOTAL ASSETS	43,879,146

LIABILITIES:
Cash overdraft	267,673
Payable for investments purchased	9,635,544
Advisory fees payable	11,744
Management services fees payable	1,566
Administration fees payable	799
Administrative services fees payable	7,783
Distribution fees payable	5,943
Trustee fees payable	1
Transfer agency fees payable	2,798
Fund accounting fees payable	1,599
Compliance services fees payable	83
Other accrued expenses	18,651

TOTAL LIABILITIES	9,954,184

NET ASSETS	$33,924,962

NET ASSETS CONSIST OF:
Capital	$43,592,392
Accumulated net investment income (loss)	234,226
Accumulated net realized gains (losses) on investments	(16,606,876)
Net unrealized appreciation (depreciation) on investments	6,705,220

NET ASSETS	$33,924,962

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,395,660

Net Asset Value (offering and redemption price per share)	$24.31

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$782,408
Interest	63

TOTAL INVESTMENT INCOME	782,471

EXPENSES:
Advisory fees	244,725
Management services fees	32,630
Administration fees	13,799
Transfer agency fees	19,488
Administrative services fees	111,494
Distribution fees	81,575
Custody fees	47,370
Fund accounting fees	28,178
Trustee fees	461
Compliance services fees	262
Other fees	35,010

Total Gross Expenses before reductions	614,992
Less Expenses reduced by the Advisor	(66,807)

TOTAL NET EXPENSES	548,185

NET INVESTMENT INCOME (LOSS)	234,286

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,057,123
Change in net unrealized appreciation/depreciation on investments	191,494

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,248,617

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,482,903

See accompanying notes to the financial statements.

14 :: ProFund VP Large-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$234,286	$379,799
Net realized gains (losses) on investments	3,057,123	(302,658)
Change in net unrealized appreciation/depreciation on investments	191,494	5,584,737

Change in net assets resulting from operations	3,482,903	5,661,878

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(379,799)	(728,606)

Change in net assets resulting from distributions	(379,799)	(728,606)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	109,648,222	67,775,602
Dividends reinvested	379,799	728,606
Value of shares redeemed	(108,738,470)	(77,099,135)

Change in net assets resulting from capital transactions	1,289,551	(8,594,927)

Change in net assets	4,392,655	(3,661,655)
NET ASSETS:
Beginning of period	29,532,307	33,193,962

End of period	$33,924,962	$29,532,307

Accumulated net investment income (loss)	$234,226	$379,799

SHARE TRANSACTIONS:
Issued	4,906,966	3,663,426
Reinvested	16,865	34,515
Redeemed	(4,886,708)	(4,131,894)

Change in shares	37,123	(433,953)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Large-Cap Value :: 15

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec.31, 2006

Net Asset Value, Beginning of Period	$21.74	$18.52	$37.43	$40.02	$34.26

Investment Activities:
Net investment income (loss)(a)	0.16	0.24	0.49	0.32	0.24
Net realized and unrealized gains (losses) on investments	2.63	3.35	(14.16)	(0.16)	6.09

Total income (loss) from investment activities	2.79	3.59	(13.67)	0.16	6.33

Distributions to Shareholders From:
Net investment income	(0.22)	(0.37)	(0.62)	(0.28)	(0.06)
Net realized gains on investments	—	—	(4.62)	(2.47)	(0.51)

Total distributions	(0.22)	(0.37)	(5.24)	(2.75)	(0.57)

Net Asset Value, End of Period	$24.31	$21.74	$18.52	$37.43	$40.02

Total Return	12.89%	19.47%	(40.46)%	0.15%	18.67%

Ratios to Average Net Assets:
Gross expenses	1.88%	1.89%	1.82%	1.72%	1.74%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)	0.72%	1.26%	1.69%	0.77%	0.66%

Supplemental Data:
Net assets, end of period (000’s)	$33,925	$29,532	$33,194	$70,937	$156,784
Portfolio turnover rate(b)	329%	217%	304%	250%	277%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

16 :: ProFund VP Large-Cap Growth :: Management Discussion of Fund Performance

The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index. For the year ended December 31, 2010, the Fund had a total return of 13.18%, compared to a total return of 15.11%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Growth Index is a market capitalization-weighted index comprised of stocks in the S&P 500 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), Schlumberger Ltd (+28.28%), and Oracle Corp (+27.60%), while the bottom three performers in this group were Microsoft Corp (-8.43%), Google Inc Class A (-4.20%), and Johnson & Johnson (-3.97%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from May 3, 2004 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Large-Cap Growth	13.18%	2.01%	2.44%
S&P 500/Citigroup Growth Index[3]	15.11%	3.61%	4.18%

Expense Ratios**

Fund	Gross	Net

ProFund VP Large-Cap Growth	1.84%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition
Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	5.0%
Microsoft Corp.	3.6%
International Business Machines Corp.	3.1%
Coca-Cola Co.	2.6%
Google, Inc.—Class A	2.4%

S&P 500/Citigroup Growth Index – Composition
% of Index

Consumer Non-Cyclical	27%
Technology	22%
Communications	16%
Industrial	11%
Consumer Cyclical	8%
Energy	7%
Financial	5%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Growth Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Large-Cap Growth :: 17

Schedule of Portfolio Investments

Common Stocks (99.8%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	2,520	$217,476
Abbott Laboratories (Pharmaceuticals)	9,660	462,811
Abercrombie & Fitch Co.—Class A (Retail)	420	24,205
Adobe Systems, Inc.* (Software)	1,680	51,710
Advanced Micro Devices, Inc.* (Semiconductors)	3,570	29,203
AFLAC, Inc. (Insurance)	1,680	94,802
Agilent Technologies, Inc.* (Electronics)	2,100	87,003
Air Products & Chemicals, Inc. (Chemicals)	630	57,298
Airgas, Inc. (Chemicals)	210	13,117
Akamai Technologies, Inc.* (Internet)	1,050	49,402
Allegheny Technologies, Inc. (Iron/Steel)	210	11,588
Allergan, Inc. (Pharmaceuticals)	1,890	129,786
Altera Corp. (Semiconductors)	1,890	67,246
Altria Group, Inc. (Agriculture)	4,620	113,744
Amazon.com, Inc.* (Internet)	2,100	378,000
American Express Co. (Diversified Financial Services)	3,570	153,224
American Tower Corp.* (Telecommunications)	2,520	130,133
Ameriprise Financial, Inc. (Diversified Financial Services)	1,470	84,598
AmerisourceBergen Corp. (Pharmaceuticals)	840	28,661
Amgen, Inc.* (Biotechnology)	3,150	172,935
Amphenol Corp.—Class A (Electronics)	1,050	55,419
Anadarko Petroleum Corp. (Oil & Gas)	1,050	79,968
Analog Devices, Inc. (Semiconductors)	1,890	71,196
Apache Corp. (Oil & Gas)	1,260	150,230
Apartment Investment and Management Co.—Class A (REIT)	420	10,853
Apollo Group, Inc.—Class A* (Commercial Services)	840	33,172
Apple Computer, Inc.* (Computers)	5,670	1,828,915
Applied Materials, Inc. (Semiconductors)	3,150	44,258
AT&T, Inc. (Telecommunications)	15,330	450,395
Autodesk, Inc.* (Software)	1,470	56,154
Automatic Data Processing, Inc. (Software)	1,890	87,469
AutoZone, Inc.* (Retail)	210	57,244
Avalonbay Communities, Inc. (REIT)	630	70,906
Avery Dennison Corp. (Household Products/Wares)	210	8,891
Avon Products, Inc. (Cosmetics/Personal Care)	2,730	79,334
Baker Hughes, Inc. (Oil & Gas Services)	1,260	72,034
Ball Corp. (Packaging & Containers)	630	42,872
Bard (C.R.), Inc. (Healthcare-Products)	630	57,815
Baxter International, Inc. (Healthcare-Products)	2,310	116,932
Becton, Dickinson & Co. (Healthcare-Products)	840	70,997
Bed Bath & Beyond, Inc.* (Retail)	1,680	82,572
Best Buy Co., Inc. (Retail)	1,260	43,205
Big Lots, Inc.* (Retail)	210	6,397
Biogen Idec, Inc.* (Biotechnology)	1,470	98,563
BMC Software, Inc.* (Software)	1,050	49,497
Boeing Co. (Aerospace/Defense)	2,730	178,160
Boston Properties, Inc. (REIT)	420	36,162
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,670	150,142
Broadcom Corp.—Class A (Semiconductors)	2,730	118,891
Brown-Forman Corp. (Beverages)	630	43,861
C.H. Robinson Worldwide, Inc. (Transportation)	1,050	84,199
CA, Inc. (Software)	1,680	41,059
Cablevision Systems Corp.—Class A (Media)	1,470	49,745
Cabot Oil & Gas Corp. (Oil & Gas)	210	7,949
Cameron International Corp.* (Oil & Gas Services)	1,470	74,573
Campbell Soup Co. (Food)	630	21,893
Carmax, Inc.* (Retail)	1,470	46,864
Carnival Corp.—Class A (Leisure Time)	1,260	58,099
Caterpillar, Inc. (Machinery-Construction & Mining)	2,100	196,686
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,890	38,707
Celgene Corp.* (Biotechnology)	2,940	173,872
CenturyTel, Inc. (Telecommunications)	840	38,783
Cephalon, Inc.* (Pharmaceuticals)	210	12,961
Cerner Corp.* (Software)	420	39,791
CF Industries Holdings, Inc. (Chemicals)	420	56,763
Chesapeake Energy Corp. (Oil & Gas)	1,470	38,088
CIGNA Corp. (Insurance)	1,680	61,589
Cisco Systems, Inc.* (Telecommunications)	19,530	395,092
Citrix Systems, Inc.* (Software)	1,260	86,197
Cliffs Natural Resources, Inc. (Iron/Steel)	840	65,528
Clorox Co. (Household Products/Wares)	630	39,866
Coach, Inc. (Apparel)	1,890	104,536
Coca-Cola Co. (Beverages)	14,490	953,007
Coca-Cola Enterprises, Inc. (Beverages)	2,100	52,563
Cognizant Technology Solutions Corp.* (Computers)	1,890	138,518
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,940	236,288
Comcast Corp.—Class A (Media)	17,220	378,323
Compuware Corp.* (Software)	840	9,803
CONSOL Energy, Inc. (Coal)	1,470	71,648
Corning, Inc. (Telecommunications)	6,090	117,659
CSX Corp. (Transportation)	1,470	94,977
Cummins, Inc. (Machinery-Diversified)	1,260	138,613
Danaher Corp. (Miscellaneous Manufacturing)	2,100	99,057
Darden Restaurants, Inc. (Retail)	840	39,010
DaVita, Inc.* (Healthcare-Services)	630	43,779
Deere & Co. (Machinery-Diversified)	2,730	226,726
Denbury Resources, Inc.* (Oil & Gas)	2,520	48,107
DENTSPLY International, Inc. (Healthcare-Products)	630	21,527
Devon Energy Corp. (Oil & Gas)	1,050	82,435
DeVry, Inc. (Commercial Services)	420	20,152
Diamond Offshore Drilling, Inc. (Oil & Gas)	420	28,085
DIRECTV—Class A* (Media)	5,250	209,632
Discovery Communications, Inc.—Class A* (Media)	1,680	70,056
Dominion Resources, Inc. (Electric)	1,470	62,798
Dover Corp. (Miscellaneous Manufacturing)	630	36,824
Dr. Pepper Snapple Group, Inc. (Beverages)	1,470	51,685
Dun & Bradstreet Corp. (Software)	210	17,239
E.I. du Pont de Nemours & Co. (Chemicals)	3,360	167,597
Eastman Chemical Co. (Chemicals)	210	17,657
Eaton Corp. (Miscellaneous Manufacturing)	420	42,634
eBay, Inc.* (Internet)	7,140	198,706
Ecolab, Inc. (Chemicals)	1,470	74,117
El Paso Corp. (Pipelines)	2,520	34,675
Electronic Arts, Inc.* (Software)	840	13,759

See accompanying notes to the financial statements.

18 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value

Eli Lilly & Co. (Pharmaceuticals)	6,300	$220,752
EMC Corp.* (Computers)	12,810	293,349
Emerson Electric Co. (Electrical Components & Equipment)	2,520	144,068
EOG Resources, Inc. (Oil & Gas)	630	57,588
EQT Corp. (Oil & Gas)	420	18,833
Equifax, Inc. (Commercial Services)	420	14,952
Equity Residential (REIT)	1,680	87,276
Expedia, Inc. (Internet)	1,260	31,613
Expeditors International of Washington, Inc. (Transportation)	840	45,864
Express Scripts, Inc.* (Pharmaceuticals)	3,360	181,608
F5 Networks, Inc.* (Internet)	420	54,667
Family Dollar Stores, Inc. (Retail)	840	41,756
Fastenal Co. (Distribution/Wholesale)	840	50,324
Federated Investors, Inc.—Class B (Diversified Financial Services)	420	10,991
First Solar, Inc.* (Energy-Alternate Sources)	420	54,659
Fiserv, Inc.* (Software)	630	36,893
FLIR Systems, Inc.* (Electronics)	1,050	31,238
Flowserve Corp. (Machinery-Diversified)	420	50,072
Fluor Corp. (Engineering & Construction)	630	41,744
FMC Corp. (Chemicals)	420	33,554
FMC Technologies, Inc.* (Oil & Gas Services)	840	74,684
Ford Motor Co.* (Auto Manufacturers)	13,650	229,183
Forest Laboratories, Inc.* (Pharmaceuticals)	1,260	40,295
Franklin Resources, Inc. (Diversified Financial Services)	630	70,062
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,940	353,065
Frontier Communications Corp. (Telecommunications)	2,940	28,606
General Dynamics Corp. (Aerospace/Defense)	1,260	89,410
General Mills, Inc. (Food)	2,520	89,687
Genzyme Corp.* (Biotechnology)	1,680	119,616
Gilead Sciences, Inc.* (Pharmaceuticals)	5,040	182,650
Goodrich Corp. (Aerospace/Defense)	840	73,979
Google, Inc.—Class A* (Internet)	1,470	873,136
Halliburton Co. (Oil & Gas Services)	2,940	120,040
Harley-Davidson, Inc. (Leisure Time)	630	21,842
Harman International Industries, Inc.* (Home Furnishings)	210	9,723
Harris Corp. (Telecommunications)	420	19,026
Hasbro, Inc. (Toys/Games/Hobbies)	840	39,631
HCP, Inc. (REIT)	1,050	38,630
Health Care REIT, Inc. (REIT)	420	20,009
Heinz (H.J.) Co. (Food)	1,260	62,320
Helmerich & Payne, Inc. (Oil & Gas)	420	20,362
Hewlett-Packard Co. (Computers)	7,560	318,276
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,150	167,454
Hormel Foods Corp. (Food)	210	10,765
Hospira, Inc.* (Pharmaceuticals)	1,050	58,474
Host Marriott Corp. (REIT)	1,890	33,774
Hudson City Bancorp, Inc. (Savings & Loans)	1,890	24,079
Huntington Bancshares, Inc. (Banks)	1,470	10,099
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,680	89,712
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,100	98,889
Intel Corp. (Semiconductors)	20,160	423,965
IntercontinentalExchange, Inc.* (Diversified Financial Services)	420	50,043
International Business Machines Corp. (Computers)	7,770	1,140,325
International Flavors & Fragrances, Inc. (Chemicals)	420	23,348
International Game Technology (Entertainment)	840	14,860
Interpublic Group of Cos., Inc.* (Advertising)	2,940	31,223
Intuit, Inc.* (Software)	1,680	82,824
Intuitive Surgical, Inc.* (Healthcare-Products)	210	54,127
Invesco, Ltd. (Diversified Financial Services)	1,260	30,316
Iron Mountain, Inc. (Commercial Services)	630	15,756
ITT Industries, Inc. (Miscellaneous Manufacturing)	630	32,829
Janus Capital Group, Inc. (Diversified Financial Services)	630	8,171
JDS Uniphase Corp.* (Telecommunications)	1,470	21,286
Johnson & Johnson (Healthcare-Products)	10,290	636,436
Juniper Networks, Inc.* (Telecommunications)	3,150	116,298
Kellogg Co. (Food)	1,050	53,634
KeyCorp (Banks)	1,050	9,293
Kimberly-Clark Corp. (Household Products/Wares)	1,470	92,669
Kimco Realty Corp. (REIT)	840	15,154
KLA -Tencor Corp. (Semiconductors)	420	16,229
Kohls Corp.* (Retail)	1,050	57,057
Kraft Foods, Inc. (Food)	5,250	165,427
Laboratory Corp. of America Holdings* (Healthcare-Services)	630	55,390
Lennar Corp.—Class A (Home Builders)	420	7,875
Leucadia National Corp. (Holding Companies-Diversified)	630	18,383
Life Technologies Corp.* (Biotechnology)	1,260	69,930
Limited, Inc. (Retail)	1,680	51,626
Linear Technology Corp. (Semiconductors)	1,470	50,847
Lorillard, Inc. (Agriculture)	420	34,465
LSI Logic Corp.* (Semiconductors)	1,680	10,063
Macy’s, Inc. (Retail)	1,680	42,504
Marriott International, Inc.—Class A (Lodging)	1,680	69,801
Massey Energy Co. (Coal)	630	33,800
MasterCard, Inc.—Class A (Software)	630	141,189
Mattel, Inc. (Toys/Games/Hobbies)	1,470	37,382
McAfee, Inc.* (Internet)	1,050	48,626
McCormick & Co., Inc. (Food)	420	19,543
McDonald’s Corp. (Retail)	6,510	499,708
McGraw-Hill Cos., Inc. (Media)	1,050	38,231
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,260	78,435
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,730	167,267
Medtronic, Inc. (Healthcare-Products)	4,200	155,778
Merck & Co., Inc. (Pharmaceuticals)	12,390	446,536
Meredith Corp. (Media)	210	7,277
MetroPCS Communications, Inc.* (Telecommunications)	1,680	21,218
Microchip Technology, Inc. (Semiconductors)	1,260	43,105
Micron Technology, Inc.* (Semiconductors)	5,250	42,105
Microsoft Corp. (Software)	46,620	1,301,630
Molex, Inc. (Electrical Components & Equipment)	420	9,542
Monsanto Co. (Agriculture)	1,890	131,620
Monster Worldwide, Inc.* (Internet)	420	9,925

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 19

Common Stocks, continued
	Shares	Value

Moody’s Corp. (Commercial Services)	630	$16,720
Murphy Oil Corp. (Oil & Gas)	630	46,967
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,730	57,685
National Oilwell Varco, Inc. (Oil & Gas Services)	2,520	169,470
National Semiconductor Corp. (Semiconductors)	630	8,669
NetApp, Inc.* (Computers)	2,310	126,958
Netflix, Inc.* (Internet)	210	36,897
Newfield Exploration Co.* (Oil & Gas)	840	60,572
Newmont Mining Corp. (Mining)	3,150	193,504
News Corp.—Class A (Media)	8,190	119,246
NIKE, Inc.—Class B (Apparel)	2,310	197,320
Noble Energy, Inc. (Oil & Gas)	420	36,154
Nordstrom, Inc. (Retail)	1,050	44,499
Norfolk Southern Corp. (Transportation)	840	52,769
Northern Trust Corp. (Banks)	630	34,908
Novellus Systems, Inc.* (Semiconductors)	210	6,787
NVIDIA Corp.* (Semiconductors)	2,100	32,340
O’Reilly Automotive, Inc.* (Retail)	840	50,753
Occidental Petroleum Corp. (Oil & Gas)	2,520	247,212
Omnicom Group, Inc. (Advertising)	1,260	57,708
Oracle Corp. (Software)	23,940	749,322
PACCAR, Inc. (Auto Manufacturers)	1,050	60,291
Pall Corp. (Miscellaneous Manufacturing)	630	31,235
Parker Hannifin Corp. (Miscellaneous Manufacturing)	630	54,369
Patterson Cos., Inc. (Healthcare-Products)	630	19,297
Paychex, Inc. (Commercial Services)	1,050	32,456
Peabody Energy Corp. (Coal)	1,680	107,486
PepsiCo, Inc. (Beverages)	9,870	644,807
PerkinElmer, Inc. (Electronics)	420	10,844
Philip Morris International, Inc. (Commercial Services)	11,340	663,730
Pioneer Natural Resources Co. (Oil & Gas)	630	54,697
Plum Creek Timber Co., Inc. (Forest Products & Paper)	420	15,729
Polo Ralph Lauren Corp. (Apparel)	420	46,586
PPG Industries, Inc. (Chemicals)	630	52,964
Praxair, Inc. (Chemicals)	1,890	180,438
Precision Castparts Corp. (Metal Fabricate/Hardware)	840	116,936
Priceline.com, Inc.* (Internet)	210	83,905
Procter & Gamble Co. (Cosmetics/Personal Care)	8,400	540,372
Public Storage, Inc. (REIT)	420	42,596
QLogic Corp.* (Semiconductors)	630	10,723
Qualcomm, Inc. (Telecommunications)	10,080	498,859
Quest Diagnostics, Inc. (Healthcare-Services)	420	22,667
Qwest Communications International, Inc. (Telecommunications)	10,710	81,503
Range Resources Corp. (Oil & Gas)	420	18,892
Raytheon Co. (Aerospace/Defense)	1,050	48,657
Red Hat, Inc.* (Software)	1,260	57,519
Republic Services, Inc. (Environmental Control)	1,050	31,353
Reynolds American, Inc. (Agriculture)	1,050	34,251
Robert Half International, Inc. (Commercial Services)	420	12,852
Rockwell Automation, Inc. (Machinery-Diversified)	840	60,236
Rockwell Collins, Inc. (Aerospace/Defense)	1,050	61,173
Roper Industries, Inc. (Miscellaneous Manufacturing)	630	48,151
Ross Stores, Inc. (Retail)	840	53,130
SAIC, Inc.* (Commercial Services)	840	13,322
Salesforce.com, Inc.* (Software)	630	83,160
SanDisk Corp.* (Computers)	1,470	73,294
Sara Lee Corp. (Food)	2,100	36,771
Schlumberger, Ltd. (Oil & Gas Services)	8,400	701,400
Scripps Networks Interactive—Class A (Entertainment)	630	32,603
Sherwin-Williams Co. (Chemicals)	210	17,588
Sigma-Aldrich Corp. (Chemicals)	840	55,910
Simon Property Group, Inc. (REIT)	1,890	188,036
Snap-on, Inc. (Hand/Machine Tools)	210	11,882
Southern Co. (Electric)	2,100	80,283
Southwest Airlines Co. (Airlines)	2,310	29,984
Southwestern Energy Co.* (Oil & Gas)	2,100	78,603
Spectra Energy Corp. (Pipelines)	2,100	52,479
St. Jude Medical, Inc.* (Healthcare-Products)	2,100	89,775
Stanley Black & Decker, Inc. (Hand/Machine Tools)	420	28,085
Staples, Inc. (Retail)	2,310	52,599
Starbucks Corp. (Retail)	4,620	148,441
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,260	76,583
Stericycle, Inc.* (Environmental Control)	630	50,980
Stryker Corp. (Healthcare-Products)	2,100	112,770
Symantec Corp.* (Internet)	4,830	80,854
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,680	108,427
Target Corp. (Retail)	2,520	151,528
Tenet Healthcare Corp.* (Healthcare-Services)	2,940	19,669
Teradata Corp.* (Computers)	1,050	43,218
Teradyne, Inc.* (Semiconductors)	630	8,845
Texas Instruments, Inc. (Semiconductors)	7,350	238,875
The Charles Schwab Corp. (Diversified Financial Services)	2,730	46,710
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	630	50,841
The Gap, Inc. (Retail)	1,470	32,546
The Hershey Co. (Food)	630	29,705
Thermo Fisher Scientific, Inc.* (Electronics)	1,470	81,379
Tiffany & Co. (Retail)	840	52,307
Time Warner Cable, Inc. (Media)	1,470	97,064
Titanium Metals Corp.* (Mining)	210	3,608
TJX Cos., Inc. (Retail)	2,520	111,863
Total System Services, Inc. (Software)	420	6,460
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,470	60,917
Union Pacific Corp. (Transportation)	1,890	175,127
United Parcel Service, Inc.—Class B (Transportation)	3,150	228,627
United States Steel Corp. (Iron/Steel)	210	12,268
United Technologies Corp. (Aerospace/Defense)	3,780	297,562
Urban Outfitters, Inc.* (Retail)	840	30,080
V.F. Corp. (Apparel)	210	18,098
Varian Medical Systems, Inc.* (Healthcare-Products)	840	58,195
Ventas, Inc. (REIT)	1,050	55,104
VeriSign, Inc. (Internet)	630	20,582
Verizon Communications, Inc. (Telecommunications)	6,930	247,955

See accompanying notes to the financial statements.

20 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value

Viacom, Inc.—Class B (Media)	3,780	$149,726
Visa, Inc.—Class A (Commercial Services)	2,940	206,917
Vornado Realty Trust (REIT)	420	34,999
W.W. Grainger, Inc. (Distribution/Wholesale)	420	58,006
Walt Disney Co. (Media)	6,300	236,313
Waste Management, Inc. (Environmental Control)	1,050	38,714
Waters Corp.* (Electronics)	630	48,957
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	840	43,386
Wells Fargo & Co. (Banks)	15,960	494,600
Western Digital Corp.* (Computers)	1,470	49,833
Western Union Co. (Commercial Services)	3,990	74,094
Whole Foods Market, Inc.* (Food)	840	42,496
Windstream Corp. (Telecommunications)	1,890	26,347
Wisconsin Energy Corp. (Electric)	420	24,721
Wyndham Worldwide Corp. (Lodging)	1,050	31,458
Wynn Resorts, Ltd. (Lodging)	420	43,613
Xilinx, Inc. (Semiconductors)	1,680	48,686
Yahoo!, Inc.* (Internet)	3,780	62,861
YUM! Brands, Inc. (Retail)	2,940	144,207
Zimmer Holdings, Inc.* (Healthcare-Products)	840	45,091

TOTAL COMMON STOCKS
(Cost $24,980,067)		36,197,443

Repurchase Agreements (1.1%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $17,000 (Collateralized by $17,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $17,399)	$17,000	$17,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $42,001 (Collateralized by $43,000 Federal National Mortgage Association,0.21%‡, 8/8/11, total value of $42,946)	42,000	42,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $328,004 (Collateralized by $336,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $335,437)	328,000	328,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $9,000 (Collateralized by $8,800 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $9,191)	9,000	9,000

TOTAL REPURCHASE AGREEMENTS
(Cost $396,000)		396,000

TOTAL INVESTMENT SECURITIES
(Cost $25,376,067)—100.9%		36,593,443
Net other assets (liabilities)—(0.9)%		(329,921)

NET ASSETS—100.0%		$36,263,522

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

ProFund VP Large-Cap Growth invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$88,931	0.2%
Aerospace/Defense	748,941	2.1%
Agriculture	314,080	0.9%
Airlines	29,984	0.1%
Apparel	366,540	1.0%
Auto Manufacturers	289,474	0.8%
Banks	548,900	1.5%
Beverages	1,745,923	4.8%
Biotechnology	634,916	1.8%
Chemicals	750,351	2.1%
Coal	212,934	0.6%
Commercial Services	1,104,123	3.0%
Computers	4,012,686	11.1%
Cosmetics/Personal Care	906,835	2.5%
Distribution/Wholesale	108,330	0.3%
Diversified Financial Services	562,542	1.6%
Electric	167,802	0.5%
Electrical Components & Equipment	153,610	0.4%
Electronics	314,840	0.9%
Energy-Alternate Sources	54,659	0.2%
Engineering & Construction	41,744	0.1%
Entertainment	47,463	0.1%
Environmental Control	121,047	0.3%
Food	532,241	1.5%
Forest Products & Paper	15,729	NM
Hand/Machine Tools	39,967	0.1%
Healthcare-Products	1,438,740	4.0%
Healthcare-Services	141,505	0.4%
Holding Companies-Diversified	18,383	0.1%
Home Builders	7,875	NM
Home Furnishings	9,723	NM
Household Products/Wares	141,426	0.4%
Insurance	156,391	0.4%
Internet	1,929,174	5.3%
Iron/Steel	89,384	0.3%
Leisure Time	79,941	0.2%
Lodging	221,455	0.6%
Machinery-Construction & Mining	196,686	0.5%
Machinery-Diversified	475,647	1.3%
Media	1,355,613	3.7%
Metal Fabricate/Hardware	116,936	0.3%
Mining	550,177	1.5%
Miscellaneous Manufacturing	979,547	2.7%
Oil & Gas	1,074,742	3.0%
Oil & Gas Services	1,212,201	3.3%
Packaging & Containers	42,872	0.1%
Pharmaceuticals	2,261,449	6.2%
Pipelines	87,154	0.2%
REIT	633,499	1.8%
Real Estate	38,707	0.1%
Retail	1,864,101	5.1%
Savings & Loans	24,079	0.1%
Semiconductors	1,272,033	3.5%
Software	2,911,675	8.0%
Telecommunications	2,193,160	6.1%
Toys/Games/Hobbies	77,013	0.2%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 21

		% of
	Value	Net Assets

Transportation	$681,563	1.9%
Other**	66,079	0.2%

Total	$36,263,522	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

22 :: ProFund VP Large-Cap Growth :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$25,376,067

Securities, at value	36,197,443
Repurchase agreements, at value	396,000

Total Investment Securities, at value	36,593,443
Cash	584
Dividends and interest receivable	38,465
Receivable for capital shares issued	3,868
Receivable for investments sold	5,687,387
Prepaid expenses	168

TOTAL ASSETS	42,323,915

LIABILITIES:
Payable for capital shares redeemed	5,986,941
Advisory fees payable	22,277
Management services fees payable	2,970
Administration fees payable	1,294
Administrative services fees payable	12,395
Distribution fees payable	9,410
Trustee fees payable	2
Transfer agency fees payable	3,709
Fund accounting fees payable	2,591
Compliance services fees payable	118
Other accrued expenses	18,686

TOTAL LIABILITIES	6,060,393

NET ASSETS	$36,263,522

NET ASSETS CONSIST OF:
Capital	$37,091,721
Accumulated net investment income (loss)	51
Accumulated net realized gains (losses) on investments	(12,045,626)
Net unrealized appreciation (depreciation) on investments	11,217,376

NET ASSETS	$36,263,522

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,080,557

Net Asset Value (offering and redemption price per share)	$33.56

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$570,011
Interest	56

TOTAL INVESTMENT INCOME	570,067

EXPENSES:
Advisory fees	256,713
Management services fees	34,228
Administration fees	14,295
Transfer agency fees	20,285
Administrative services fees	115,782
Distribution fees	85,571
Custody fees	33,868
Fund accounting fees	28,992
Trustee fees	487
Compliance service fees	268
Other fees	37,154

Total Gross Expenses before reductions	627,643
Less Expenses reduced by the Advisor	(52,604)

TOTAL NET EXPENSES	575,039

NET INVESTMENT INCOME (LOSS)	(4,972)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,943,386
Change in net unrealized appreciation/depreciation on investments	(325,364)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,618,022

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,613,050

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 23

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(4,972)	$25,501
Net realized gains (losses) on investments	3,943,386	902,213
Change in net unrealized appreciation/depreciation on investments	(325,364)	8,494,755

Change in net assets resulting from operations	3,613,050	9,422,469

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(25,501)	—

Change in net assets resulting from distributions	(25,501)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	75,075,567	82,340,131
Dividends reinvested	25,501	—
Value of shares redeemed	(86,683,289)	(71,246,826)

Change in net assets resulting from capital transactions	(11,582,221)	11,093,305

Change in net assets	(7,994,672)	20,515,774
NET ASSETS:
Beginning of period	44,258,194	23,742,420

End of period	$36,263,522	$44,258,194

Accumulated net investment income (loss)	$51	$25,501

SHARE TRANSACTIONS:
Issued	2,498,859	3,442,460
Reinvested	843	—
Redeemed	(2,910,754)	(2,988,795)

Change in shares	(411,052)	453,665

See accompanying notes to the financial statements.

24 :: ProFund VP Large-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$29.67	$22.87	$36.02	$34.28	$31.83

Investment Activities:
Net investment income (loss)(a)	— (b)	0.02	(0.05)	(0.09)	(0.09)
Net realized and unrealized gains (losses) on investments	3.91	6.78	(12.62)	2.47	2.95

Total income (loss) from investment activities	3.91	6.80	(12.67)	2.38	2.86

Distributions to Shareholders From:
Net investment income	(0.02)	—	—	—	—
Net realized gains on investments	—	—	(0.48)	(0.64)	(0.41)

Total distributions	(0.02)	—	(0.48)	(0.64)	(0.41)

Net Asset Value, End of Period	$33.56	$29.67	$22.87	$36.02	$34.28

Total Return	13.18%	29.73%	(35.52)%	6.96%	9.06%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.84%	1.77%	1.72%	1.76%
Net expenses	1.68%	1.67%	1.63%	1.65%	1.73%
Net investment income (loss)	(0.01)%	0.08%	(0.17)%	(0.24)%	(0.27)%

Supplemental Data:
Net assets, end of period (000’s)	$36,264	$44,258	$23,742	$75,835	$76,688
Portfolio turnover rate(c)	232%	224%	239%	298%	230%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap Value :: 25

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index. For the year ended December 31, 2010, the Fund had a total return of 22.10%, compared to a total return of 25.01%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization-weighted index comprised of stocks in the S&P SmallCap 600 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Esterline Technologies Corp (+68.24%), Holly Corp (+59.07%), and Actuant Corp (+43.66%), while the bottom three performers in this group were EMCOR Group Inc (+7.73%), Brady Corp (+8.66%), and ProAssurance Corp (+12.83%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Small-Cap Value	22.10%	2.11%	3.43%
S&P SmallCap 600/Citigroup Value Index[3]	25.01%	4.19%	6.16%

Expense Ratios**

Fund	Gross	Net

ProFund VP Small-Cap Value	2.03%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

World Fuel Services Corp.	1.0%
Esterline Technologies Corp.	0.9%
EMCOR Group, Inc.	0.8%
ProAssurance Corp.	0.8%
Actuant Corp.—Class A	0.8%

S&P SmallCap 600/Citigroup Value Index – Composition
% of Index

Industrial	24%
Financial	24%
Consumer Cyclical	14%
Consumer Non-Cyclical	14%
Utilities	6%
Technology	6%
Energy	4%
Communications	4%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: ProFund VP Small-Cap Value :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (100.9%)
	Shares	Value

A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,800	$33,138
AAON, Inc. (Building Materials)	540	15,233
AAR Corp.* (Aerospace/Defense)	4,500	123,615
ABM Industries, Inc. (Commercial Services)	5,220	137,286
Acadia Realty Trust (REIT)	1,800	32,832
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,740	206,039
Administaff, Inc. (Commercial Services)	1,260	36,918
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,700	36,828
Aerovironment, Inc.* (Aerospace/Defense)	900	24,147
Affymetrix, Inc.* (Biotechnology)	7,920	39,838
Agilysys, Inc.* (Computers)	2,160	12,161
Albany International Corp.—Class A (Machinery-Diversified)	3,060	72,491
ALLETE, Inc. (Electric)	3,420	127,429
Alliance One International, Inc.* (Agriculture)	9,720	41,213
AMCOL International Corp. (Mining)	1,440	44,640
Amedisys, Inc.* (Healthcare-Services)	3,240	108,540
American States Water Co. (Water)	900	31,023
American Vanguard Corp. (Chemicals)	2,340	19,984
AMERIGROUP Corp.* (Healthcare-Services)	2,160	94,867
Amerisafe, Inc.* (Insurance)	2,160	37,800
AMN Healthcare Services, Inc.* (Commercial Services)	4,320	26,525
AmSurg Corp.* (Healthcare-Services)	3,420	71,649
Analogic Corp. (Electronics)	540	26,735
Anixter International, Inc. (Telecommunications)	3,240	193,525
Apogee Enterprises, Inc. (Building Materials)	3,240	43,643
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,320	140,313
Arch Chemicals, Inc. (Chemicals)	2,880	109,238
Arctic Cat, Inc.* (Leisure Time)	1,440	21,082
Arkansas Best Corp. (Transportation)	2,880	78,970
Arris Group, Inc.* (Telecommunications)	13,860	155,509
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,160	70,006
ATMI, Inc.* (Semiconductors)	2,340	46,660
Audiovox Corp.—Class A* (Telecommunications)	2,160	18,641
Avid Technology, Inc.* (Software)	3,240	56,570
Avista Corp. (Electric)	6,300	141,876
AZZ, Inc. (Miscellaneous Manufacturing)	540	21,605
Badger Meter, Inc. (Electronics)	720	31,838
Bank Mutual Corp. (Banks)	5,220	24,952
Bank of the Ozarks, Inc. (Banks)	540	23,409
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,040	104,177
Basic Energy Services, Inc.* (Oil & Gas Services)	1,620	26,698
Bel Fuse, Inc.—Class B (Electronics)	1,260	30,114
Belden, Inc. (Electrical Components & Equipment)	2,880	106,041
Benchmark Electronics, Inc.* (Electronics)	6,840	124,214
Big 5 Sporting Goods Corp. (Retail)	1,080	16,492
BioMed Realty Trust, Inc. (REIT)	7,740	144,351
Black Box Corp. (Telecommunications)	1,980	75,814
Blyth, Inc. (Household Products/Wares)	540	18,619
Boston Private Financial Holdings, Inc. (Banks)	8,640	56,592
Brady Corp.—Class A (Electronics)	5,940	193,703
Briggs & Stratton Corp. (Machinery-Diversified)	5,580	109,870
Brightpoint, Inc.* (Distribution/Wholesale)	7,560	65,999
Bristow Group, Inc.* (Transportation)	4,140	196,029
Brookline Bancorp, Inc. (Savings & Loans)	6,660	72,261
Brooks Automation, Inc.* (Semiconductors)	7,380	66,937
Brown Shoe Co., Inc. (Retail)	4,860	67,700
Brunswick Corp. (Leisure Time)	5,040	94,449
Brush Engineered Materials, Inc.* (Mining)	720	27,821
Cabot Microelectronics Corp.* (Chemicals)	900	37,305
CACI International, Inc.—Class A* (Computers)	3,420	182,628
Cal-Maine Foods, Inc. (Food)	540	17,053
Calgon Carbon Corp.* (Environmental Control)	3,240	48,989
Callaway Golf Co. (Leisure Time)	7,200	58,104
Cambrex Corp.* (Biotechnology)	3,240	16,751
Cantel Medical Corp. (Healthcare-Products)	360	8,424
Cascade Corp. (Machinery-Diversified)	720	34,042
Casey’s General Stores, Inc. (Retail)	4,320	183,643
CDI Corp. (Commercial Services)	1,440	26,770
Cedar Shopping Centers, Inc. (REIT)	5,220	32,834
Centene Corp.* (Healthcare-Services)	5,580	141,397
Central Garden & Pet Co.—Class A* (Household Products/Wares)	6,120	60,466
Central Vermont Public Service Corp. (Electric)	1,440	31,478
Century Aluminum Co.* (Mining)	3,960	61,499
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,880	90,806
CH Energy Group, Inc. (Electric)	1,800	88,002
Checkpoint Systems, Inc.* (Electronics)	4,500	92,475
Christopher & Banks Corp. (Retail)	3,960	24,354
Ciber, Inc.* (Computers)	7,920	37,066
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,080	45,662
City Holding Co. (Banks)	1,800	65,214
Clarcor, Inc. (Miscellaneous Manufacturing)	2,880	123,523
Clearwater Paper Corp.* (Forest Products & Paper)	1,260	98,658
Cognex Corp. (Machinery-Diversified)	1,980	58,252
Cohu, Inc. (Semiconductors)	1,800	29,844
Coldwater Creek, Inc.* (Retail)	6,660	21,112
Colonial Properties Trust (REIT)	5,580	100,719
Columbia Banking System, Inc. (Banks)	4,500	94,770
Comfort Systems USA, Inc. (Building Materials)	4,320	56,894
Community Bank System, Inc. (Banks)	2,340	64,982
Comtech Telecommunications Corp. (Telecommunications)	3,060	84,854
CONMED Corp.* (Healthcare-Products)	3,240	85,633
Corinthian Colleges, Inc.* (Commercial Services)	9,540	49,703
Cross Country Healthcare, Inc.* (Commercial Services)	3,420	28,967
CryoLife, Inc.* (Biotechnology)	1,980	10,732
CTS Corp. (Electronics)	3,780	41,807
Cubic Corp. (Electronics)	720	33,948
Curtiss-Wright Corp. (Aerospace/Defense)	5,220	173,304
Cymer, Inc.* (Electronics)	1,980	89,239
Daktronics, Inc. (Electronics)	2,340	37,253

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 27

Common Stocks, continued
	Shares	Value

DealerTrack Holdings, Inc.* (Internet)	1,800	$36,126
Delphi Financial Group, Inc.—Class A (Insurance)	6,120	176,501
Deltic Timber Corp. (Forest Products & Paper)	720	40,565
Diamond Foods, Inc. (Food)	900	47,862
DiamondRock Hospitality Co.* (REIT)	9,540	114,480
Digi International, Inc.* (Software)	2,880	31,968
Dime Community Bancshares, Inc. (Savings & Loans)	1,800	26,262
Drew Industries, Inc. (Building Materials)	2,160	49,075
DSP Group, Inc.* (Semiconductors)	2,700	21,978
Dycom Industries, Inc.* (Engineering & Construction)	3,960	58,410
E.W. Scripps Co.* (Media)	2,160	21,924
Eagle Materials, Inc.—Class A (Building Materials)	3,420	96,615
EastGroup Properties, Inc. (REIT)	1,260	53,323
El Paso Electric Co.* (Electric)	2,700	74,331
Electro Scientific Industries, Inc.* (Electronics)	1,800	28,854
EMCOR Group, Inc.* (Engineering & Construction)	7,380	213,872
Emergent Biosolutions, Inc.* (Biotechnology)	1,080	25,337
Employers Holdings, Inc. (Insurance)	4,500	78,660
EMS Technologies, Inc.* (Telecommunications)	1,800	35,604
Encore Wire Corp. (Electrical Components & Equipment)	2,160	54,173
Entertainment Properties Trust (REIT)	2,700	124,875
Epicor Software Corp.* (Software)	1,980	19,998
EPIQ Systems, Inc. (Software)	3,600	49,428
eResearchTechnology, Inc.* (Internet)	2,520	18,522
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,620	61,301
Esterline Technologies Corp.* (Aerospace/Defense)	3,420	234,578
Ethan Allen Interiors, Inc. (Home Furnishings)	3,240	64,832
Exar Corp.* (Semiconductors)	2,160	15,077
Extra Space Storage, Inc. (REIT)	4,680	81,432
FARO Technologies, Inc.* (Electronics)	900	29,556
Federal Signal Corp. (Miscellaneous Manufacturing)	7,020	48,157
FEI Co.* (Electronics)	2,520	66,553
First BanCorp* (Banks)	36,000	16,560
First Commonwealth Financial Corp. (Banks)	10,620	75,190
First Financial Bancorp (Banks)	3,600	66,528
First Financial Bankshares, Inc. (Banks)	1,260	64,487
First Midwest Bancorp, Inc. (Banks)	8,280	95,385
Forestar Group, Inc.* (Real Estate)	1,620	31,266
Forward Air Corp. (Transportation)	1,440	40,867
Franklin Street Properties Corp. (REIT)	7,740	110,295
Fred’s, Inc. (Retail)	4,320	59,443
Fuller (H.B.) Co. (Chemicals)	5,580	114,501
G & K Services, Inc. (Textiles)	2,160	66,766
GenCorp, Inc.* (Aerospace/Defense)	6,660	34,432
General Communication, Inc.—Class A* (Telecommunications)	1,800	22,788
Genesco, Inc.* (Retail)	1,080	40,489
Gentiva Health Services, Inc.* (Healthcare-Services)	3,420	90,972
Gerber Scientific, Inc.* (Machinery-Diversified)	2,880	22,666
Gibraltar Industries, Inc.* (Iron/Steel)	3,420	46,409
Glacier Bancorp, Inc. (Banks)	8,100	122,391
Greatbatch, Inc.* (Electrical Components & Equipment)	1,080	26,082
Griffon Corp.* (Miscellaneous Manufacturing)	5,220	66,503
Group 1 Automotive, Inc. (Retail)	2,700	112,752
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,620	45,652
Hancock Holding Co. (Banks)	3,240	112,946
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,600	76,284
Hanmi Financial Corp.* (Banks)	16,920	19,458
Harmonic, Inc.* (Telecommunications)	5,940	50,906
Haverty Furniture Cos., Inc. (Retail)	2,160	28,037
Headwaters, Inc.* (Energy-Alternate Sources)	6,840	31,327
Healthcare Realty Trust, Inc. (REIT)	4,680	99,075
Healthways, Inc.* (Healthcare-Services)	3,780	42,185
Heartland Express, Inc. (Transportation)	3,240	51,905
Heartland Payment Systems, Inc. (Commercial Services)	4,320	66,614
Heidrick & Struggles International, Inc. (Commercial Services)	1,980	56,727
Helen of Troy, Ltd.* (Household Products/Wares)	3,420	101,711
Hillenbrand, Inc. (Commercial Services)	3,780	78,662
Holly Corp. (Oil & Gas)	5,040	205,481
Home Bancshares, Inc. (Banks)	2,520	55,516
Home Properties, Inc. (REIT)	1,800	99,882
Horace Mann Educators Corp. (Insurance)	4,500	81,180
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,700	56,376
Hot Topic, Inc. (Retail)	5,040	31,601
Hub Group, Inc.—Class A* (Transportation)	2,520	88,553
Hutchinson Technology, Inc.* (Computers)	2,700	10,017
ICU Medical, Inc.* (Healthcare-Products)	720	26,280
Independent Bank Corp./MA (Banks)	2,340	63,297
Infinity Property & Casualty Corp. (Insurance)	1,440	88,992
InfoSpace, Inc.* (Internet)	4,140	34,362
Inland Real Estate Corp. (REIT)	5,760	50,688
Insight Enterprises, Inc.* (Retail)	5,220	68,695
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,320	114,523
Integral Systems, Inc.* (Computers)	1,080	10,703
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,680	83,398
Interface, Inc.—Class A (Office Furnishings)	3,240	50,706
Intermec, Inc.* (Machinery-Diversified)	5,400	68,364
Intevac, Inc.* (Machinery-Diversified)	1,440	20,174
Invacare Corp. (Healthcare-Products)	3,600	108,576
Investment Technology Group, Inc.* (Diversified Financial Services)	4,680	76,612
ION Geophysical Corp.* (Oil & Gas Services)	8,820	74,794
J & J Snack Foods Corp. (Food)	720	34,733
Jack in the Box, Inc.* (Retail)	5,940	125,512
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,980	36,076
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,440	28,987
K-Swiss, Inc.—Class A* (Apparel)	3,060	38,158
Kaiser Aluminum Corp. (Mining)	1,620	81,146
Kaman Corp. (Aerospace/Defense)	2,880	83,722
Kaydon Corp. (Metal Fabricate/Hardware)	2,520	102,614

See accompanying notes to the financial statements.

28 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value

Kelly Services, Inc.—Class A* (Commercial Services)	3,240	$60,912
Kendle International, Inc.* (Commercial Services)	1,620	17,642
Kilroy Realty Corp. (REIT)	3,420	124,727
Kite Realty Group Trust (REIT)	7,200	38,952
Knight Transportation, Inc. (Transportation)	3,600	68,400
La-Z-Boy, Inc.* (Home Furnishings)	5,760	51,955
LaBranche & Co., Inc.* (Diversified Financial Services)	3,960	14,256
Laclede Group, Inc. (Gas)	2,520	92,081
LaSalle Hotel Properties (REIT)	5,220	137,808
Lawson Products, Inc. (Metal Fabricate/Hardware)	540	13,441
LCA-Vision, Inc.* (Healthcare-Products)	1,260	7,245
Lexington Realty Trust (REIT)	7,920	62,964
LHC Group, Inc.* (Healthcare-Services)	540	16,200
Lithia Motors, Inc.—Class A (Retail)	2,520	36,011
Live Nation, Inc.* (Commercial Services)	16,740	191,171
Liz Claiborne, Inc.* (Apparel)	7,200	51,552
LogMeIn, Inc.* (Telecommunications)	900	39,906
LoJack Corp.* (Electronics)	1,260	8,140
LSB Industries, Inc.* (Miscellaneous Manufacturing)	900	21,834
LTC Properties, Inc. (REIT)	1,440	40,435
Lufkin Industries, Inc. (Oil & Gas Services)	1,440	89,842
Lydall, Inc.* (Miscellaneous Manufacturing)	1,980	15,939
M/I Schottenstein Homes, Inc.* (Home Builders)	2,160	33,221
Magellan Health Services, Inc.* (Healthcare-Services)	1,260	59,573
Marcus Corp. (Lodging)	2,520	33,440
MarineMax, Inc.* (Retail)	2,520	23,562
Martek Biosciences Corp.* (Biotechnology)	3,780	118,314
Matrix Service Co.* (Oil & Gas Services)	2,880	35,078
MedCath Corp.* (Healthcare-Services)	2,340	32,643
Medical Properties Trust, Inc. (REIT)	4,680	50,684
Meridian Bioscience, Inc. (Healthcare-Products)	1,980	45,857
Merit Medical Systems, Inc.* (Healthcare-Products)	1,260	19,946
Meritage Homes Corp.* (Home Builders)	3,600	79,920
Methode Electronics, Inc. (Electronics)	4,140	53,696
Microsemi Corp.* (Semiconductors)	4,860	111,294
Mid-America Apartment Communities, Inc. (REIT)	1,620	102,854
Midas, Inc.* (Commercial Services)	1,620	13,138
MKS Instruments, Inc.* (Semiconductors)	3,600	88,164
Mobile Mini, Inc.* (Storage/Warehousing)	1,980	38,986
Molina Healthcare, Inc.* (Healthcare-Services)	1,980	55,143
Monarch Casino & Resort, Inc.* (Lodging)	900	11,250
Moog, Inc.—Class A* (Aerospace/Defense)	5,040	200,592
Movado Group, Inc.* (Retail)	1,980	31,957
MTS Systems Corp. (Computers)	900	33,714
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,320	141,264
Multimedia Games, Inc.* (Leisure Time)	3,060	17,075
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,960	38,570
Nara Bancorp, Inc.* (Banks)	4,320	42,422
Nash Finch Co. (Food)	1,440	61,214
National Financial Partners* (Diversified Financial Services)	2,700	36,180
National Penn Bancshares, Inc. (Banks)	9,720	78,052
National Retail Properties, Inc. (REIT)	3,600	95,400
Natus Medical, Inc.* (Healthcare-Products)	1,440	20,419
NBT Bancorp, Inc. (Banks)	3,960	95,634
NCI Building Systems, Inc.* (Building Materials)	1,440	20,146
NCI, Inc.—Class A* (Computers)	360	8,276
Neenah Paper, Inc. (Forest Products & Paper)	1,620	31,882
Network Equipment Technologies, Inc.* (Telecommunications)	1,800	8,334
New Jersey Resources Corp. (Gas)	4,680	201,755
Newport Corp.* (Electronics)	1,980	34,393
Northwest Natural Gas Co. (Gas)	1,980	92,011
NorthWestern Corp. (Electric)	4,140	119,356
NTELOS Holdings Corp. (Telecommunications)	1,440	27,432
Nutri/System, Inc. (Commercial Services)	1,620	34,069
O’Charley’s, Inc.* (Retail)	2,160	15,552
OfficeMax, Inc.* (Retail)	9,540	168,858
Old Dominion Freight Line, Inc.* (Transportation)	2,340	74,857
Old National Bancorp (Banks)	9,720	115,571
Olympic Steel, Inc. (Iron/Steel)	1,080	30,974
OM Group, Inc.* (Chemicals)	1,440	55,454
Omnicell, Inc.* (Software)	1,800	26,010
On Assignment, Inc.* (Commercial Services)	4,140	33,741
Orbital Sciences Corp.* (Aerospace/Defense)	3,060	52,418
Oxford Industries, Inc. (Apparel)	720	18,439
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,440	20,462
Papa John’s International, Inc.* (Retail)	1,080	29,916
Park Electrochemical Corp. (Electronics)	1,440	43,200
Parkway Properties, Inc. (REIT)	2,520	44,150
PC-Tel, Inc.* (Internet)	2,160	12,960
Penford Corp.* (Chemicals)	1,260	7,699
Penn Virginia Corp. (Oil & Gas)	5,040	84,773
Pennsylvania REIT (REIT)	3,240	47,077
Pericom Semiconductor Corp.* (Semiconductors)	1,260	13,835
Perry Ellis International, Inc.* (Apparel)	540	14,834
Petroleum Development* (Oil & Gas)	1,800	75,978
PetroQuest Energy, Inc.* (Oil & Gas)	3,600	27,108
PharMerica Corp.* (Pharmaceuticals)	3,240	37,098
Piedmont Natural Gas Co., Inc. (Gas)	5,220	145,951
Pinnacle Entertainment, Inc.* (Entertainment)	3,780	52,996
Pinnacle Financial Partners, Inc.* (Banks)	3,780	51,332
Pioneer Drilling Co.* (Oil & Gas)	6,120	53,917
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,800	63,018
Plexus Corp.* (Electronics)	1,980	61,261
PolyOne Corp.* (Chemicals)	4,320	53,957
Pool Corp. (Distribution/Wholesale)	5,580	125,773
Post Properties, Inc. (REIT)	3,060	111,078
Powell Industries, Inc.* (Electrical Components & Equipment)	1,080	35,510
Presidential Life Corp. (Insurance)	2,340	23,236
PrivateBancorp, Inc. (Banks)	6,660	95,771
ProAssurance Corp.* (Insurance)	3,420	207,252
Provident Financial Services, Inc. (Savings & Loans)	3,960	59,915
PS Business Parks, Inc. (REIT)	1,080	60,178
PSS World Medical, Inc.* (Healthcare-Products)	2,880	65,088

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 29

Common Stocks, continued
	Shares	Value

Pulse Electronics Corp. (Semiconductors)	3,060	$16,279
Quanex Building Products Corp. (Building Materials)	4,140	78,536
Quiksilver, Inc.* (Apparel)	14,580	73,921
RadiSys Corp.* (Computers)	1,620	14,418
RC2 Corp.* (Toys/Games/Hobbies)	1,440	31,349
Red Robin Gourmet Burgers, Inc.* (Retail)	1,800	38,646
RehabCare Group, Inc.* (Healthcare-Services)	2,880	68,256
RLI Corp. (Insurance)	1,800	94,626
Robbins & Myers, Inc. (Machinery-Diversified)	2,160	77,285
Rofin-Sinar Technologies, Inc.* (Electronics)	1,980	70,171
Rogers Corp.* (Electronics)	1,080	41,310
RTI International Metals, Inc.* (Mining)	2,160	58,277
Ruby Tuesday, Inc.* (Retail)	7,200	94,032
Rudolph Technologies, Inc.* (Semiconductors)	2,160	17,777
Ruth’s Hospitality Group, Inc.* (Retail)	3,420	15,835
S&T Bancorp, Inc. (Banks)	2,700	60,993
Safety Insurance Group, Inc. (Insurance)	1,620	77,063
Sanderson Farms, Inc. (Food)	2,160	84,564
Saul Centers, Inc. (REIT)	540	25,569
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,880	32,083
ScanSource, Inc.* (Distribution/Wholesale)	3,060	97,614
School Specialty, Inc.* (Retail)	1,800	25,074
Schulman (A.), Inc. (Chemicals)	3,600	82,404
SEACOR SMIT, Inc. (Oil & Gas Services)	720	72,785
Seahawk Drilling, Inc.* (Oil & Gas)	1,260	11,277
Selective Insurance Group, Inc. (Insurance)	5,940	107,811
Seneca Foods Corp.—Class A* (Food)	1,080	29,138
SFN Group, Inc.* (Commercial Services)	5,940	57,974
Shuffle Master, Inc.* (Entertainment)	2,700	30,915
Sigma Designs, Inc.* (Semiconductors)	1,080	15,304
Simmons First National Corp.—Class A (Banks)	1,980	56,430
Simpson Manufacturing Co., Inc. (Building Materials)	4,500	139,095
Skechers U.S.A., Inc.—Class A* (Apparel)	3,780	75,600
Skyline Corp. (Home Builders)	540	14,083
SkyWest, Inc. (Airlines)	6,120	95,594
Smith Corp. (Miscellaneous Manufacturing)	1,620	61,690
Snyders-Lance, Inc. (Food)	2,520	59,069
Sonic Automotive, Inc. (Retail)	3,960	52,430
Sonic Corp.* (Retail)	4,320	43,718
South Jersey Industries, Inc. (Gas)	1,980	104,583
Southwest Gas Corp. (Gas)	5,040	184,817
Sovran Self Storage, Inc. (REIT)	1,980	72,884
Spartan Motors, Inc. (Auto Parts & Equipment)	3,600	21,924
Spartan Stores, Inc. (Food)	2,520	42,714
Stage Stores, Inc. (Retail)	4,140	71,788
Standard Microsystems Corp.* (Semiconductors)	1,440	41,515
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,160	29,592
Standard Pacific Corp.* (Home Builders)	11,160	51,336
Standex International Corp. (Miscellaneous Manufacturing)	1,440	43,070
StarTek, Inc.* (Commercial Services)	1,260	6,388
Stein Mart, Inc. (Retail)	3,060	28,305
Stepan Co. (Chemicals)	900	68,643
Sterling Bancorp (Banks)	3,060	32,038
Sterling Bancshares, Inc. (Banks)	11,520	80,870
Stewart Information Services Corp. (Insurance)	1,980	22,829
Stone Energy Corp.* (Oil & Gas)	2,340	52,159
STR Holdings, Inc.* (Miscellaneous Manufacturing)	2,520	50,400
Super Micro Computer, Inc.* (Computers)	1,260	14,540
Superior Industries International, Inc. (Auto Parts & Equipment)	1,620	34,376
Supertex, Inc.* (Semiconductors)	900	21,762
SurModics, Inc.* (Healthcare-Products)	900	10,683
Susquehanna Bancshares, Inc. (Banks)	14,580	141,134
Swift Energy Co.* (Oil & Gas)	3,060	119,799
SWS Group, Inc. (Diversified Financial Services)	3,240	16,362
Sykes Enterprises, Inc.* (Computers)	2,160	43,762
Symmetricom, Inc.* (Telecommunications)	2,340	16,591
Symmetry Medical, Inc.* (Healthcare-Products)	3,960	36,630
SYNNEX Corp.* (Software)	2,700	84,240
Take-Two Interactive Software, Inc.* (Software)	5,220	63,893
Tekelec* (Telecommunications)	7,740	92,183
Teledyne Technologies, Inc.* (Aerospace/Defense)	4,140	182,036
TeleTech Holdings, Inc.* (Commercial Services)	1,080	22,237
Tessera Technologies, Inc.* (Semiconductors)	2,340	51,831
Tetra Tech, Inc.* (Environmental Control)	3,060	76,684
TETRA Technologies, Inc.* (Oil & Gas Services)	8,640	102,557
Texas Capital Bancshares, Inc.* (Banks)	4,140	88,058
Texas Industries, Inc. (Building Materials)	3,060	140,087
The Andersons, Inc. (Agriculture)	900	32,715
The Cato Corp.—Class A (Retail)	1,260	34,537
The Children’s Place Retail Stores, Inc.* (Retail)	1,620	80,417
The Finish Line, Inc.—Class A (Retail)	1,980	34,036
The Geo Group, Inc.* (Commercial Services)	7,200	177,552
The Hain Celestial Group, Inc.* (Food)	2,880	77,933
The Knot, Inc.* (Internet)	1,980	19,562
The Men’s Wearhouse, Inc. (Retail)	2,700	67,446
The Navigators Group, Inc.* (Insurance)	1,440	72,504
The Pep Boys-Manny, Moe & Jack (Retail)	5,940	79,774
The Standard Register Co. (Household Products/Wares)	1,440	4,910
THQ, Inc.* (Software)	7,560	45,814
Tollgrade Communications, Inc.* (Telecommunications)	720	6,682
Tompkins Financial Corp. (Banks)	540	21,146
Toro Co. (Housewares)	1,440	88,762
Tower Group, Inc. (Insurance)	1,980	50,648
TradeStation Group, Inc.* (Diversified Financial Services)	4,500	30,375
Tredegar Corp. (Miscellaneous Manufacturing)	2,520	48,838
TrueBlue, Inc.* (Commercial Services)	2,880	51,811
TrustCo Bank Corp. NY (Banks)	8,640	54,778
Tuesday Morning Corp.* (Retail)	4,140	21,859
UIL Holdings Corp. (Electric)	5,580	167,177
Ultratech Stepper, Inc.* (Semiconductors)	1,440	28,627
UMB Financial Corp. (Banks)	2,160	89,467
Umpqua Holdings Corp. (Banks)	12,960	157,853
UniFirst Corp. (Textiles)	720	39,636
Unisource Energy Corp. (Electric)	4,140	148,377
United Bankshares, Inc. (Banks)	4,320	126,144
United Community Banks, Inc.* (Banks)	10,620	20,709
United Fire & Casualty Co. (Insurance)	2,340	52,229
United Natural Foods, Inc.* (Food)	2,160	79,229
United Online, Inc. (Internet)	9,720	64,152

See accompanying notes to the financial statements.

30 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value

United Stationers, Inc.* (Distribution/Wholesale)	2,520	$160,801
Universal Forest Products, Inc. (Building Materials)	2,160	84,024
Universal Health Realty Income Trust (REIT)	720	26,302
Urstadt Biddle Properties—Class A (REIT)	1,260	24,507
USA Mobility, Inc. (Telecommunications)	1,440	25,589
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,140	153,056
Viad Corp. (Commercial Services)	2,340	59,600
Volt Information Sciences, Inc.* (Commercial Services)	1,260	10,899
Watts Water Technologies, Inc.—Class A (Electronics)	3,240	118,551
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,580	48,044
WD-40 Co. (Household Products/Wares)	900	36,252
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,160	88,992
Whitney Holding Corp. (Banks)	10,800	152,820
Wilmington Trust Corp. (Banks)	10,260	44,528
Wilshire Bancorp, Inc. (Banks)	2,160	16,459
Winnebago Industries, Inc.* (Home Builders)	3,240	49,248
Wintrust Financial Corp. (Banks)	3,780	124,853
Wolverine World Wide, Inc. (Apparel)	2,340	74,599
World Fuel Services Corp. (Retail)	7,740	279,878
Zale Corp.* (Retail)	2,520	10,735
Zep, Inc. (Chemicals)	2,520	50,098

TOTAL COMMON STOCKS
(Cost $20,311,627)		27,509,362

TOTAL INVESTMENT SECURITIES
(Cost $20,311,627)—100.9%		27,509,362
Net other assets (liabilities)—(0.9)%		(258,644)

NET ASSETS—100.0%		$27,250,718

* Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$1,108,844	4.1%
Agriculture	73,928	0.3%
Airlines	95,594	0.3%
Apparel	347,103	1.3%
Auto Parts & Equipment	85,892	0.3%
Banks	2,768,739	10.2%
Biotechnology	243,055	0.9%
Building Materials	723,348	2.7%
Chemicals	599,283	2.2%
Commercial Services	1,245,306	4.6%
Computers	367,285	1.3%
Distribution/Wholesale	450,187	1.7%
Diversified Financial Services	320,201	1.2%
Electric	898,026	3.3%
Electrical Components & Equipment	258,634	0.9%
Electronics	1,257,011	4.6%
Energy-Alternate Sources	31,327	0.1%
Engineering & Construction	386,805	1.4%
Entertainment	83,911	0.3%
Environmental Control	125,673	0.5%
Food	533,509	2.0%
Forest Products & Paper	219,149	0.8%
Gas	821,198	3.0%
Healthcare-Products	620,519	2.3%
Healthcare-Services	781,425	2.9%
Home Builders	227,808	0.8%
Home Furnishings	116,787	0.4%
Household Products/Wares	221,958	0.8%
Housewares	88,762	0.3%
Insurance	1,171,331	4.3%
Internet	185,684	0.7%
Iron/Steel	77,383	0.3%
Leisure Time	190,710	0.7%
Lodging	44,690	0.2%
Machinery-Construction & Mining	70,006	0.3%
Machinery-Diversified	603,457	2.2%
Media	21,924	0.1%
Metal Fabricate/Hardware	336,119	1.2%
Mining	273,383	1.0%
Miscellaneous Manufacturing	1,031,439	3.8%
Office Furnishings	50,706	0.2%
Oil & Gas	630,492	2.3%
Oil & Gas Services	503,782	1.8%
Pharmaceuticals	37,098	0.1%
REIT	2,110,355	7.7%
Real Estate	31,266	0.1%
Retail	2,064,196	7.6%
Savings & Loans	158,438	0.6%
Semiconductors	739,940	2.7%
Software	377,921	1.4%
Storage/Warehousing	38,986	0.1%
Telecommunications	854,358	3.1%
Textiles	106,402	0.4%
Toys/Games/Hobbies	67,425	0.2%
Transportation	599,581	2.2%
Water	31,023	0.1%
Other**	(258,644)	(0.9)%

Total	$27,250,718	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 31

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$20,311,627

Securities, at value	27,509,362

Total Investment Securities, at value	27,509,362
Dividends receivable	23,445
Receivable for capital shares issued	58,397
Prepaid expenses	210

TOTAL ASSETS	27,591,414

LIABILITIES:
Cash overdraft	243,136
Payable for capital shares redeemed	42,101
Advisory fees payable	7,685
Management services fees payable	1,025
Administration fees payable	776
Administrative services fees payable	8,270
Distribution fees payable	6,503
Trustee fees payable	1
Transfer agency fees payable	2,313
Fund accounting fees payable	1,553
Compliance services fees payable	76
Other accrued expenses	27,257

TOTAL LIABILITIES	340,696

NET ASSETS	$27,250,718

NET ASSETS CONSIST OF:
Capital	$38,819,147
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(18,766,164)
Net unrealized appreciation (depreciation) on investments	7,197,735

NET ASSETS	$27,250,718

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	998,230

Net Asset Value (offering and redemption price per share)	$27.30

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$402,943
Interest	93

TOTAL INVESTMENT INCOME	403,036

EXPENSES:
Advisory fees	224,906
Management services fees	29,987
Administration fees	12,814
Transfer agency fees	17,769
Administrative services fees	97,093
Distribution fees	74,969
Custody fees	55,630
Fund accounting fees	26,484
Trustee fees	382
Compliance services fees	271
Other fees	46,553

Total Gross Expenses before reductions	586,858
Less Expenses reduced by the Advisor	(83,068)

TOTAL NET EXPENSES	503,790

NET INVESTMENT INCOME (LOSS)	(100,754)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,385,325
Change in net unrealized appreciation/depreciation on investments	1,643,364

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,028,689

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,927,935

See accompanying notes to the financial statements.

32 :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(100,754)	$52,497
Net realized gains (losses) on investments	1,385,325	(1,048,366)
Change in net unrealized appreciation/depreciation on investments	1,643,364	2,487,549

Change in net assets resulting from operations	2,927,935	1,491,680

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(52,497)	(81,880)

Change in net assets resulting from distributions	(52,497)	(81,880)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	123,234,821 (a)	80,187,328
Dividends reinvested	52,497	81,880
Value of shares redeemed	(120,213,111)	(79,231,308)

Change in net assets resulting from capital transactions	3,074,207	1,037,900

Change in net assets	5,949,645	2,447,700
NET ASSETS:
Beginning of period	21,301,073	18,853,373

End of period	$27,250,718	$21,301,073

Accumulated net investment income (loss)	$—	$52,497

SHARE TRANSACTIONS:
Issued	5,099,062	4,331,909
Reinvested	2,155	3,730
Redeemed	(5,054,603)	(4,395,894)

Change in shares	46,614	(60,255)

(a)	Amount includes $39,274 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 33

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$22.38	$18.63	$28.81	$36.64	$32.88

Investment Activities:
Net investment income (loss)(a)	(0.08)	0.05	0.07	(0.08)	(0.12)
Net realized and unrealized gains (losses) on investments	4.99	3.75	(8.41)	(2.27)	5.71

Total income (loss) from investment activities	4.91	3.80	(8.34)	(2.35)	5.59

Capital Transactions:	0.03 (b)	—	—	—	—

Distributions to Shareholders From:
Net investment income	(0.02)	(0.05)	—	—	—
Net realized gains on investments	—	—	(1.84)	(5.48)	(1.83)

Total distributions	(0.02)	(0.05)	(1.84)	(5.48)	(1.83)

Net Asset Value, End of Period	$27.30	$22.38	$18.63	$28.81	$36.64

Total Return	22.10% (b)	20.40%	(30.68)%	(7.22)%	17.43%

Ratios to Average Net Assets:
Gross expenses	1.96%	2.03%	1.93%	1.76%	1.79%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.75%
Net investment income (loss)	(0.34)%	0.25%	0.28%	(0.21)%	(0.34)%

Supplemental Data:
Net assets, end of period (000’s)	$27,251	$21,301	$18,853	$31,970	$102,760
Portfolio turnover rate(c)	412%	385%	459%	291%	436%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and the total return would be lower.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

34 :: ProFund VP Small-Cap Growth :: Management Discussion of Fund Performance

The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index. For the year ended December 31, 2010, the Fund had a total return of 25.72%, compared to a total return of 28.43%1 for the Index.For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Growth Index is a market capitalization-weighted index comprised of stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Salix Pharmaceuticals Ltd (+84.95%), Cypress Semiconductor Corp (+75.95%), and Oil States International Inc (+63.12%), while the bottom three performers in this group were Stifel Financial Corp (+4.73%), Tanger Factory Outlet Centers Inc (+31.29%), and Regeneron Pharmaceuticals Inc (+35.77%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Small-Cap Growth	25.72%	3.42%	5.52%
S&P SmallCap 600/Citigroup Growth Index[3]	28.43%	5.27%	7.71%

Expense Ratios**

Fund	Gross	Net

ProFund VP Small-Cap Growth	1.91%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Cypress Semiconductor Corp.	1.3%
Oil States International, Inc.	1.3%
Cooper Cos., Inc.	1.1%
Salix Pharmaceuticals, Ltd.	1.1%
Regeneron Pharmaceuticals, Inc.	1.0%

S&P SmallCap 600/Citigroup Growth Index – Composition
% of Index

Consumer Non-Cyclical	25%
Consumer Cyclical	17%
Technology	17%
Industrial	13%
Financial	12%
Communications	7%
Energy	5%
Basic Materials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Growth Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap Growth :: 35

Schedule of Portfolio Investments

Common Stocks (99.1%)
	Shares	Value

AAON, Inc. (Building Materials)	1,440	$40,622
Abaxis, Inc.* (Healthcare-Products)	5,760	154,656
Acadia Realty Trust (REIT)	5,760	105,062
Administaff, Inc. (Commercial Services)	2,880	84,384
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,600	49,104
Aerovironment, Inc.* (Aerospace/Defense)	1,440	38,635
Air Methods Corp.* (Healthcare-Services)	2,880	162,058
Align Technology, Inc.* (Healthcare-Products)	16,560	323,582
Allegiant Travel Co. (Airlines)	3,600	177,264
Almost Family, Inc.* (Healthcare-Services)	2,160	82,987
AMCOL International Corp. (Mining)	2,880	89,280
American Medical Systems Holdings, Inc.* (Healthcare-Products)	18,720	353,059
American Public Education, Inc.* (Commercial Services)	4,320	160,877
American Science & Engineering, Inc. (Electronics)	2,160	184,097
American States Water Co. (Water)	2,160	74,455
AMERIGROUP Corp.* (Healthcare-Services)	7,200	316,224
Analogic Corp. (Electronics)	2,160	106,942
Applied Signal Technology, Inc. (Telecommunications)	3,600	136,404
Arbitron, Inc. (Commercial Services)	6,480	269,050
ArQule, Inc.* (Biotechnology)	9,360	54,943
Atlantic Tele-Network, Inc. (Environmental Control)	2,160	82,814
ATMI, Inc.* (Semiconductors)	2,880	57,427
AZZ, Inc. (Miscellaneous Manufacturing)	2,160	86,422
Badger Meter, Inc. (Electronics)	2,160	95,515
Balchem Corp. (Chemicals)	7,200	243,432
Bank of the Ozarks, Inc. (Banks)	2,160	93,636
Basic Energy Services, Inc.* (Oil & Gas Services)	2,160	35,597
Belden, Inc. (Electrical Components & Equipment)	5,040	185,573
Big 5 Sporting Goods Corp. (Retail)	2,880	43,978
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	5,760	127,757
BioMed Realty Trust, Inc. (REIT)	15,120	281,988
BJ’s Restaurants, Inc.* (Retail)	5,760	204,077
Blackbaud, Inc. (Software)	10,800	279,720
Blue Coat Systems, Inc.* (Internet)	10,800	322,596
Blue Nile, Inc.* (Internet)	3,600	205,416
Boston Beer Co., Inc.—Class A* (Beverages)	2,160	205,394
Bottomline Technologies, Inc.* (Diversified Financial Services)	7,920	171,943
Brunswick Corp. (Leisure Time)	10,800	202,392
Brush Engineered Materials, Inc.* (Mining)	3,600	139,104
Buckeye Technologies, Inc. (Forest Products & Paper)	10,080	211,781
Buffalo Wild Wings, Inc.* (Retail)	4,320	189,432
Cabela’s, Inc.* (Retail)	10,080	219,240
Cabot Microelectronics Corp.* (Chemicals)	3,600	149,220
Cal-Maine Foods, Inc. (Food)	2,160	68,213
Calavo Growers, Inc. (Food)	2,880	66,384
Calgon Carbon Corp.* (Environmental Control)	6,480	97,978
California Pizza Kitchen, Inc.* (Retail)	5,760	99,533
Cantel Medical Corp. (Healthcare-Products)	2,160	50,544
Capella Education Co.* (Commercial Services)	4,320	287,626
CARBO Ceramics, Inc. (Oil & Gas Services)	5,040	521,841
Carter’s, Inc.* (Apparel)	14,400	424,944
Cascade Corp. (Machinery-Diversified)	720	34,042
Cash America International, Inc. (Retail)	7,200	265,896
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	9,360	435,146
Cbeyond, Inc.* (Telecommunications)	7,920	121,018
CEC Entertainment, Inc.* (Retail)	5,040	195,703
Century Aluminum Co.* (Mining)	5,040	78,271
CEVA, Inc.* (Semiconductors)	5,760	118,080
Chemed Corp. (Commercial Services)	5,760	365,818
CIRCOR International, Inc. (Metal Fabricate/Hardware)	2,160	91,325
Clarcor, Inc. (Miscellaneous Manufacturing)	5,760	247,046
Cognex Corp. (Machinery-Diversified)	5,760	169,459
Cohu, Inc. (Semiconductors)	2,160	35,813
Coinstar, Inc.* (Commercial Services)	7,920	447,005
Colonial Properties Trust (REIT)	8,640	155,952
Community Bank System, Inc. (Banks)	2,880	79,978
Commvault Systems, Inc.* (Software)	10,800	309,096
Compellent Technologies, Inc.* (Computers)	5,760	158,918
Computer Programs & Systems, Inc. (Software)	2,880	134,899
comScore, Inc.* (Internet)	6,480	144,569
Consolidated Graphics, Inc.* (Commercial Services)	2,160	104,609
Contango Oil & Gas Co. (Oil & Gas)	2,880	166,838
Cooper Cos., Inc. (Healthcare-Products)	11,520	649,037
CorVel Corp.* (Commercial Services)	1,440	69,624
Cracker Barrel Old Country Store, Inc. (Retail)	5,760	315,475
Crocs, Inc.* (Apparel)	21,600	369,792
CryoLife, Inc.* (Biotechnology)	2,880	15,610
CSG Systems International, Inc.* (Software)	8,640	163,642
Cubic Corp. (Electronics)	2,160	101,844
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	14,400	308,160
Cyberonics, Inc.* (Healthcare-Products)	5,760	178,675
Cymer, Inc.* (Electronics)	2,880	129,802
Cypress Semiconductor Corp.* (Semiconductors)	41,040	762,523
Daktronics, Inc. (Electronics)	3,600	57,312
Darling International, Inc.* (Environmental Control)	20,160	267,725
DealerTrack Holdings, Inc.* (Internet)	6,480	130,054
Deltic Timber Corp. (Forest Products & Paper)	1,440	81,130
DG Fastchannel, Inc.* (Media)	5,760	166,349
Diamond Foods, Inc. (Food)	3,600	191,448
DiamondRock Hospitality Co.* (REIT)	17,280	207,360
Dime Community Bancshares, Inc. (Savings & Loans)	2,880	42,019
DineEquity, Inc.* (Retail)	3,600	177,768
Diodes, Inc.* (Semiconductors)	8,640	233,194
Dionex Corp.* (Electronics)	4,320	509,803
DTS, Inc.* (Home Furnishings)	4,320	211,896
E.W. Scripps Co.* (Media)	2,880	29,232
Eagle Materials, Inc.—Class A (Building Materials)	3,600	101,700
See accompanying notes to the financial statements.

36 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value

EastGroup Properties, Inc. (REIT)	3,600	$152,352
Ebix, Inc.* (Software)	8,640	204,509
eHealth, Inc.* (Insurance)	5,760	81,734
El Paso Electric Co.* (Electric)	5,040	138,751
Electro Scientific Industries, Inc.* (Electronics)	2,160	34,625
Emergent Biosolutions, Inc.* (Biotechnology)	2,880	67,565
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	5,040	209,462
Entertainment Properties Trust (REIT)	5,760	266,400
Enzo Biochem, Inc.* (Biotechnology)	8,640	45,619
Epicor Software Corp.* (Software)	7,200	72,720
eResearchTechnology, Inc.* (Internet)	5,040	37,044
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	2,880	108,979
Exar Corp.* (Semiconductors)	6,480	45,230
Exponent, Inc.* (Commercial Services)	3,600	135,108
Extra Space Storage, Inc. (REIT)	11,520	200,448
EZCORP, Inc.—Class A* (Retail)	12,240	332,071
FARO Technologies, Inc.* (Electronics)	2,160	70,934
FEI Co.* (Electronics)	4,320	114,091
First Cash Financial Services, Inc.* (Retail)	7,200	223,128
First Financial Bancorp (Banks)	6,480	119,750
First Financial Bankshares, Inc. (Banks)	2,160	110,549
Forestar Group, Inc.* (Real Estate)	5,040	97,272
Forrester Research, Inc. (Commercial Services)	3,600	127,044
Forward Air Corp. (Transportation)	4,320	122,602
General Communication, Inc.—Class A* (Telecommunications)	5,760	72,922
Genesco, Inc.* (Retail)	3,600	134,964
Genoptix, Inc.* (Healthcare-Services)	4,320	82,166
Greatbatch, Inc.* (Electrical Components & Equipment)	3,600	86,940
Gulfport Energy Corp.* (Oil & Gas)	6,480	140,292
Haemonetics Corp.* (Healthcare-Products)	6,480	409,406
Harmonic, Inc.* (Telecommunications)	10,800	92,556
Healthcare Realty Trust, Inc. (REIT)	5,760	121,939
Healthcare Services Group, Inc. (Commercial Services)	16,560	269,431
HealthSpring, Inc.* (Healthcare-Services)	14,400	382,032
Heartland Express, Inc. (Transportation)	5,760	92,275
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	2,880	71,856
Hibbett Sports, Inc.* (Retail)	7,200	265,680
Hillenbrand, Inc. (Commercial Services)	7,200	149,832
Hittite Microwave Corp.* (Semiconductors)	5,760	351,590
HMS Holdings Corp.* (Commercial Services)	6,480	419,709
Home Properties, Inc. (REIT)	5,040	279,670
HSN, Inc.* (Retail)	9,360	286,790
Hub Group, Inc.—Class A* (Transportation)	3,600	126,504
Iconix Brand Group, Inc.* (Apparel)	18,000	347,580
ICU Medical, Inc.* (Healthcare-Products)	1,440	52,560
iGATE Corp. (Computers)	7,200	141,912
II-VI, Inc.* (Electronics)	6,480	300,413
Inland Real Estate Corp. (REIT)	6,480	57,024
Integra LifeSciences Holdings* (Biotechnology)	5,040	238,392
Integral Systems, Inc.* (Computers)	2,160	21,406
Interactive Intelligence, Inc.* (Software)	3,600	94,176
Interface, Inc.—Class A (Office Furnishings)	8,640	135,216
Interval Leisure Group, Inc.* (Leisure Time)	10,080	162,691
Intevac, Inc.* (Machinery-Diversified)	2,160	30,262
ION Geophysical Corp.* (Oil & Gas Services)	18,720	158,746
IPC The Hospitalist Co.* (Healthcare-Services)	4,320	168,523
J & J Snack Foods Corp. (Food)	2,160	104,198
j2 Global Communications, Inc.* (Internet)	11,520	333,504
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,880	52,474
JDA Software Group, Inc.* (Software)	10,800	302,400
Jo-Ann Stores, Inc.* (Retail)	6,480	390,225
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,600	72,468
Jos. A. Bank Clothiers, Inc.* (Retail)	6,480	261,274
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	9,360	143,208
Kaydon Corp. (Metal Fabricate/Hardware)	2,880	117,274
Kensey Nash Corp.* (Healthcare-Products)	2,160	60,113
Kid Brands, Inc.* (Household Products/Wares)	5,040	43,092
Kilroy Realty Corp. (REIT)	5,760	210,067
Kirkland’s, Inc.* (Retail)	3,600	50,508
Knight Transportation, Inc. (Transportation)	7,200	136,800
Kopin Corp.* (Semiconductors)	15,840	65,894
Kulicke & Soffa Industries, Inc.* (Semiconductors)	17,280	124,416
Landauer, Inc. (Commercial Services)	2,160	129,535
LaSalle Hotel Properties (REIT)	6,480	171,072
LCA-Vision, Inc.* (Healthcare-Products)	1,440	8,280
Lexington Realty Trust (REIT)	11,520	91,584
LHC Group, Inc.* (Healthcare-Services)	2,880	86,400
Lindsay Manufacturing Co. (Machinery-Diversified)	2,880	171,158
Liquidity Services, Inc.* (Internet)	4,320	60,696
Littelfuse, Inc. (Electrical Components & Equipment)	5,760	271,066
Liz Claiborne, Inc.* (Apparel)	7,920	56,707
LogMeIn, Inc.* (Telecommunications)	2,160	95,774
LoJack Corp.* (Electronics)	1,440	9,302
LSB Industries, Inc.* (Miscellaneous Manufacturing)	2,160	52,402
LTC Properties, Inc. (REIT)	3,600	101,088
Lufkin Industries, Inc. (Oil & Gas Services)	4,320	269,525
Lumber Liquidators Holdings, Inc.* (Retail)	5,760	143,482
Magellan Health Services, Inc.* (Healthcare-Services)	5,040	238,291
Maidenform Brands, Inc.* (Apparel)	5,760	136,915
Manhattan Associates, Inc.* (Computers)	5,760	175,910
MAXIMUS, Inc. (Commercial Services)	4,320	283,306
Medical Properties Trust, Inc. (REIT)	17,280	187,142
Medifast, Inc.* (Commercial Services)	3,600	103,968
Mercury Computer Systems, Inc.* (Computers)	5,760	105,869
Meridian Bioscience, Inc. (Healthcare-Products)	5,760	133,402
Merit Medical Systems, Inc.* (Healthcare-Products)	4,320	68,386
Micrel, Inc. (Semiconductors)	12,240	158,998
Microsemi Corp.* (Semiconductors)	10,080	230,832
MicroStrategy, Inc.—Class A* (Software)	2,160	184,615
Mid-America Apartment Communities, Inc. (REIT)	5,040	319,990
MKS Instruments, Inc.* (Semiconductors)	4,320	105,797
Mobile Mini, Inc.* (Storage/Warehousing)	5,040	99,238
Monarch Casino & Resort, Inc.* (Lodging)	720	9,000

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 37

Common Stocks, continued
	Shares	Value

Monolithic Power Systems, Inc.* (Semiconductors)	8,640	$142,733
Monro Muffler Brake, Inc. (Commercial Services)	7,552	261,224
MTS Systems Corp. (Computers)	2,160	80,914
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	2,880	181,872
National Financial Partners* (Diversified Financial Services)	5,040	67,536
National Penn Bancshares, Inc. (Banks)	9,360	75,161
National Presto Industries, Inc. (Housewares)	1,440	187,214
National Retail Properties, Inc. (REIT)	12,240	324,360
Natus Medical, Inc.* (Healthcare-Products)	4,320	61,258
NCI Building Systems, Inc.* (Building Materials)	720	10,073
NCI, Inc.—Class A* (Computers)	1,440	33,106
Neogen Corp.* (Pharmaceuticals)	5,760	236,333
NETGEAR, Inc.* (Telecommunications)	8,640	290,995
NetScout Systems, Inc.* (Computers)	8,640	198,806
Network Equipment Technologies, Inc.* (Telecommunications)	3,600	16,668
Neutral Tandem, Inc.* (Telecommunications)	7,920	114,365
Newport Corp.* (Electronics)	5,040	87,545
Nolan Co.* (Media)	7,200	100,224
Northwest Natural Gas Co. (Gas)	2,160	100,375
Novatel Wireless, Inc.* (Telecommunications)	7,920	75,636
NTELOS Holdings Corp. (Telecommunications)	4,320	82,296
Nutri/System, Inc. (Commercial Services)	2,880	60,566
Oil States International, Inc.* (Oil & Gas Services)	12,240	784,461
Old Dominion Freight Line, Inc.* (Transportation)	5,040	161,230
OM Group, Inc.* (Chemicals)	4,320	166,363
Omnicell, Inc.* (Software)	4,320	62,424
Oplink Communications, Inc.* (Telecommunications)	5,040	93,089
optionsXpress Holdings, Inc. (Diversified Financial Services)	10,800	169,236
Orbital Sciences Corp.* (Aerospace/Defense)	7,920	135,670
Orion Marine Group, Inc.* (Engineering & Construction)	6,480	75,168
OSI Systems, Inc.* (Electronics)	4,320	157,075
Oxford Industries, Inc. (Apparel)	2,160	55,318
P.F. Chang’s China Bistro, Inc. (Retail)	5,760	279,130
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,440	20,462
Papa John’s International, Inc.* (Retail)	2,880	79,776
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	8,640	332,726
PAREXEL International Corp.* (Commercial Services)	14,400	305,712
Park Electrochemical Corp. (Electronics)	1,440	43,200
Peet’s Coffee & Tea, Inc.* (Beverages)	2,880	120,211
Pennsylvania REIT (REIT)	6,480	94,154
Perficient, Inc.* (Internet)	7,200	90,000
Pericom Semiconductor Corp.* (Semiconductors)	3,600	39,528
Perry Ellis International, Inc.* (Apparel)	1,440	39,557
PetMed Express, Inc. (Pharmaceuticals)	5,760	102,586
Petroleum Development* (Oil & Gas)	2,160	91,174
PetroQuest Energy, Inc.* (Oil & Gas)	5,760	43,373
Piedmont Natural Gas Co., Inc. (Gas)	6,480	181,181
Pinnacle Entertainment, Inc.* (Entertainment)	6,480	90,850
Plexus Corp.* (Electronics)	5,760	178,214
PolyOne Corp.* (Chemicals)	13,680	170,863
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	4,320	324,864
Post Properties, Inc. (REIT)	5,760	209,088
Power Integrations, Inc. (Semiconductors)	7,200	289,008
Pre-Paid Legal Services, Inc.* (Commercial Services)	2,160	130,140
Progress Software Corp.* (Software)	10,800	457,056
Provident Financial Services, Inc. (Savings & Loans)	4,320	65,362
PS Business Parks, Inc. (REIT)	2,160	120,355
PSS World Medical, Inc.* (Healthcare-Products)	7,200	162,720
Pulse Electronics Corp. (Semiconductors)	3,600	19,152
Quaker Chemical Corp. (Chemicals)	2,880	120,010
Quality Systems, Inc. (Software)	5,040	351,893
Radiant Systems, Inc.* (Computers)	7,920	154,994
RadiSys Corp.* (Computers)	2,880	25,632
RC2 Corp.* (Toys/Games/Hobbies)	2,160	47,023
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	18,000	590,940
RightNow Technologies, Inc.* (Software)	5,760	136,339
Robbins & Myers, Inc. (Machinery-Diversified)	3,600	128,808
Rofin-Sinar Technologies, Inc.* (Electronics)	2,880	102,067
Rogers Corp.* (Electronics)	1,440	55,080
RTI International Metals, Inc.* (Mining)	2,880	77,702
Rudolph Technologies, Inc.* (Semiconductors)	2,880	23,702
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	14,400	676,224
Saul Centers, Inc. (REIT)	1,440	68,184
Savient Pharmaceuticals, Inc.* (Biotechnology)	10,800	120,312
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	4,320	271,814
SEACOR SMIT, Inc. (Oil & Gas Services)	3,600	363,924
Shuffle Master, Inc.* (Entertainment)	7,200	82,440
Sigma Designs, Inc.* (Semiconductors)	4,320	61,214
Signature Bank* (Banks)	10,080	504,000
Skyline Corp. (Home Builders)	720	18,778
Smith Corp. (Miscellaneous Manufacturing)	5,040	191,923
Smith Micro Software, Inc.* (Software)	7,200	113,328
Snyders-Lance, Inc. (Food)	5,760	135,014
Sonic Corp.* (Retail)	5,760	58,291
Sonic Solutions* (Electronics)	12,240	183,600
Sourcefire, Inc.* (Internet)	7,200	186,696
South Jersey Industries, Inc. (Gas)	2,880	152,122
Sovran Self Storage, Inc. (REIT)	2,880	106,013
Stamps.com, Inc. (Internet)	2,880	38,160
Standard Microsystems Corp.* (Semiconductors)	2,160	62,273
Steven Madden, Ltd.* (Apparel)	5,760	240,307
Stifel Financial Corp.* (Diversified Financial Services)	8,640	536,025
Stone Energy Corp.* (Oil & Gas)	7,200	160,488
STR Holdings, Inc.* (Miscellaneous Manufacturing)	4,320	86,400
Stratasys, Inc.* (Computers)	5,040	164,506
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	4,320	66,053
Super Micro Computer, Inc.* (Computers)	3,600	41,544
Superior Industries International, Inc. (Auto Parts & Equipment)	2,160	45,835
Supertex, Inc.* (Semiconductors)	1,440	34,819
SurModics, Inc.* (Healthcare-Products)	2,160	25,639
Swift Energy Co.* (Oil & Gas)	3,600	140,940

See accompanying notes to the financial statements.

38 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued
	Shares	Value

Sykes Enterprises, Inc.* (Computers)	5,040	$102,110
Symmetricom, Inc.* (Telecommunications)	5,760	40,838
Synaptics, Inc.* (Computers)	8,640	253,843
Synchronoss Technologies, Inc.* (Software)	5,760	153,850
Take-Two Interactive Software, Inc.* (Software)	9,360	114,566
Taleo Corp.—Class A* (Software)	10,080	278,712
Tanger Factory Outlet Centers, Inc. (REIT)	10,080	515,995
TeleTech Holdings, Inc.* (Commercial Services)	5,040	103,774
Tessera Technologies, Inc.* (Semiconductors)	7,200	159,480
Tetra Tech, Inc.* (Environmental Control)	8,640	216,518
Texas Roadhouse, Inc.—Class A* (Retail)	14,400	247,248
The Andersons, Inc. (Agriculture)	2,160	78,516
The Buckle, Inc. (Retail)	6,480	244,750
The Cato Corp.—Class A (Retail)	4,320	118,411
The Children’s Place Retail Stores, Inc.* (Retail)	2,880	142,963
The Ensign Group, Inc. (Healthcare-Services)	2,880	71,626
The Finish Line, Inc.—Class A (Retail)	8,640	148,522
The Hain Celestial Group, Inc.* (Food)	4,320	116,899
The Knot, Inc.* (Internet)	3,600	35,568
The Men’s Wearhouse, Inc. (Retail)	7,200	179,856
Tollgrade Communications, Inc.* (Telecommunications)	1,440	13,363
Tompkins Financial Corp. (Banks)	720	28,195
Toro Co. (Housewares)	4,320	266,285
Tower Group, Inc. (Insurance)	5,760	147,341
TreeHouse Foods, Inc.* (Food)	8,640	441,417
TriQuint Semiconductor, Inc.* (Semiconductors)	39,600	462,924
Triumph Group, Inc. (Aerospace/Defense)	4,320	386,251
True Religion Apparel, Inc.* (Apparel)	6,480	144,245
TrueBlue, Inc.* (Commercial Services)	4,320	77,717
TTM Technologies, Inc.* (Electronics)	10,800	161,028
Tyler Technologies, Inc.* (Computers)	6,480	134,525
Ultratech Stepper, Inc.* (Semiconductors)	2,880	57,254
UMB Financial Corp. (Banks)	2,880	119,290
UniFirst Corp. (Textiles)	2,160	118,908
United Natural Foods, Inc.* (Food)	7,200	264,096
Universal Electronics, Inc.* (Home Furnishings)	3,600	102,132
Universal Health Realty Income Trust (REIT)	1,440	52,603
Universal Technical Institute, Inc. (Commercial Services)	5,040	110,981
Urstadt Biddle Properties—Class A (REIT)	2,880	56,016
USA Mobility, Inc. (Telecommunications)	2,160	38,383
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	9,360	346,039
Veeco Instruments, Inc.* (Semiconductors)	10,080	433,037
ViaSat, Inc.* (Telecommunications)	10,080	447,653
Vicor Corp. (Electrical Components & Equipment)	5,040	82,656
ViroPharma, Inc.* (Pharmaceuticals)	19,440	336,701
Volcom, Inc. (Apparel)	4,320	81,518
Volterra Semiconductor Corp.* (Semiconductors)	6,480	150,077
WD-40 Co. (Household Products/Wares)	2,160	87,005
Websense, Inc.* (Internet)	10,080	204,120
West Pharmaceutical Services, Inc. (Healthcare-Products)	3,600	148,320
Wolverine World Wide, Inc. (Apparel)	7,200	229,536
World Acceptance Corp.* (Diversified Financial Services)	3,600	190,080
Wright Express Corp.* (Commercial Services)	9,360	430,560
Zoll Medical Corp.* (Healthcare-Products)	5,040	187,639
Zumiez, Inc.* (Retail)	5,040	135,425

TOTAL COMMON STOCKS
(Cost $47,419,818)		58,815,101

Rpurchase Agreements(NM)
	Principal
	Amount	Value

HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $3,000 (Collateralized by $4,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $3,993)	$3,000	$3,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $1,044)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,000)		4,000

TOTAL INVESTMENT SECURITIES
(Cost $47,423,818)—99.1%		58,819,101
Net other assets (liabilities)—0.9%		541,243

NET ASSETS—100.0%		$59,360,344

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

ProFund VP Small-Cap Growth invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$560,556	0.9%
Agriculture	78,516	0.1%
Airlines	177,264	0.3%
Apparel	2,126,419	3.6%
Auto Parts & Equipment	45,835	0.1%
Banks	1,130,559	1.9%
Beverages	325,605	0.6%
Biotechnology	1,133,381	1.9%
Building Materials	152,395	0.3%
Chemicals	849,888	1.4%
Commercial Services	4,887,600	8.2%
Computers	1,793,995	3.0%
Distribution/Wholesale	181,872	0.3%
Diversified Financial Services	1,459,684	2.5%
Electric	138,751	0.2%
Electrical Components & Equipment	675,339	1.1%
Electronics	2,682,489	4.5%
Engineering & Construction	75,168	0.1%
Entertainment	173,290	0.3%
Environmental Control	665,035	1.1%
Food	1,387,669	2.3%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 39

		% of
	Value	Net Assets

Forest Products & Paper	$707,933	1.2%
Gas	433,678	0.7%
Healthcare-Products	3,047,738	5.1%
Healthcare-Services	1,718,064	2.9%
Home Builders	18,778	NM
Home Furnishings	314,028	0.5%
Household Products/Wares	130,097	0.2%
Housewares	453,499	0.8%
Insurance	229,075	0.4%
Internet	1,788,423	3.0%
Leisure Time	365,083	0.6%
Lodging	9,000	NM
Machinery-Diversified	533,729	0.9%
Media	295,805	0.5%
Metal Fabricate/Hardware	208,599	0.4%
Mining	384,357	0.7%
Miscellaneous Manufacturing	1,121,155	1.9%
Office Furnishings	135,216	0.2%
Oil & Gas	743,105	1.3%
Oil & Gas Services	2,134,094	3.6%
Pharmaceuticals	2,499,732	4.2%
REIT	4,455,906	7.5%
Real Estate	97,272	0.2%
Retail	5,433,596	9.2%
Savings & Loans	107,381	0.2%
Semiconductors	4,571,034	7.7%
Software	3,413,945	5.8%
Storage/Warehousing	99,238	0.2%
Telecommunications	1,731,960	2.9%
Textiles	118,908	0.2%
Toys/Games/Hobbies	99,497	0.2%
Transportation	639,411	1.1%
Water	74,455	0.1%
Other**	545,243	0.9%

Total	$59,360,344	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

40 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$47,423,818

Securities, at value	58,815,101
Repurchase agreements, at value	4,000

Total Investment Securities, at value	58,819,101
Cash	31,922
Dividends receivable	33,360
Receivable for capital shares issued	595,673
Prepaid expenses	145

TOTAL ASSETS	59,480,201

LIABILITIES:
Payable for capital shares redeemed	517
Payable for investments purchased	31,742
Advisory fees payable	26,490
Management services fees payable	3,532
Administration fees payable	1,722
Administrative services fees payable	15,730
Distribution fees payable	12,743
Trustee fees payable	2
Transfer agency fees payable	4,523
Fund accounting fees payable	3,447
Compliance services fees payable	145
Other accrued expenses	19,264

TOTAL LIABILITIES	119,857

NET ASSETS	$59,360,344

NET ASSETS CONSIST OF:
Capital	$53,922,109
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(5,957,048)
Net unrealized appreciation (depreciation) on investments	11,395,283

NET ASSETS	$59,360,344

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,068,884

Net Asset Value (offering and redemption price per share)	$28.69

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$387,782
Interest	81

TOTAL INVESTMENT INCOME	387,863

EXPENSES:
Advisory fees	248,880
Management services fees	33,184
Administration fees	13,574
Transfer agency fees	19,270
Administrative services fees	109,296
Distribution fees	82,960
Custody fees	47,318
Fund accounting fees	27,995
Trustee fees	442
Compliance services fees	267
Other fees	38,753

Total Gross Expenses before reductions	621,939
Less Expenses reduced by the Advisor	(64,449)

TOTAL NET EXPENSES	557,490

NET INVESTMENT INCOME (LOSS)	(169,627)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,685,808
Change in net unrealized appreciation/depreciation on investments	1,390,688

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,076,496

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,906,869

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 41

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(169,627)	$(335,463)
Net realized gains (losses) on investments	3,685,808	2,291,103
Change in net unrealized appreciation/depreciation on investments	1,390,688	5,171,486

Change in net assets resulting from operations	4,906,869	7,127,126

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(1,017,559)

Change in net assets resulting from distributions	—	(1,017,559)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	128,054,845 (a)	98,822,114
Dividends reinvested	—	1,017,559
Value of shares redeemed	(113,811,943)	(91,156,782)

Change in net assets resulting from capital transactions	14,242,902	8,682,891

Change in net assets	19,149,771	14,792,458
NET ASSETS:
Beginning of period	40,210,573	25,418,115

End of period	$59,360,344	$40,210,573

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	5,132,324	5,224,629
Reinvested	—	46,421
Redeemed	(4,825,397)	(4,880,459)

Change in shares	306,927	390,591

(a)	Amount includes $35,816 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

42 :: ProFund VP Small-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$22.82		$18.53	$28.38	$32.53	$38.80

Investment Activities:
Net investment income (loss)(a)	(0.13)		(0.20)	(0.26)	(0.42)	(0.51)
Net realized and unrealized gains (losses) on investments	5.97		5.03	(9.31)	1.93	3.31

Total income (loss) from investment activities	5.84		4.83	(9.57)	1.51	2.80

Capital Transactions:	0.03	(b)	—	—	—	—

Distributions to Shareholders From:
Net realized gains on investments	—		(0.54)	(0.28)	(5.66)	(9.07)

Net Asset Value, End of Period	$28.69		$22.82	$18.53	$28.38	$32.53

Total Return	25.72%	(b)	26.17%	(34.03)%	4.06%	8.65%

Ratios to Average Net Assets:
Gross expenses	1.87%		1.91%	1.84%	1.73%	1.79%
Net expenses	1.68%		1.67%	1.63%	1.67%	1.77%
Net investment income (loss)	(0.51)%		(1.06)%	(1.05)%	(1.26)%	(1.31)%

Supplemental Data:
Net assets, end of period (000’s)	$59,360		$40,211	$25,418	$39,499	$81,479
Portfolio turnover rate(c)	351%		308%	398%	454%	472%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would be lower.

(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Asia 30 :: 43

The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. For the year ended December 31, 2010, the Fund had a total return of 13.91%, compared to a return of 15.01%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were CNOOC Ltd (+53.34%), Infosys Technologies (+37.65%), and ICICI Bank Ltd (+34.29%), while the bottom three performers in this group were POSCO (-17.86%), China Life Insurance Co (-16.61%), and China Mobile Ltd (+6.87%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 (inception date) to December 31, 2010, assuming the reinvestments of distributions. The ProFunds Asia 30 Index and the MSCI AC Asia Pacific Free Excluding Japan Index may differ significantly.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Asia 30	13.91%	12.19%	12.29%
ProFunds Asia 30 Index	15.01%	12.17%	12.64%
MSCI AC Asia Pacific Free Excluding Japan Index[3]	18.42%	12.70%	15.42%

Expense Ratios**

Fund	Gross	Net

ProFund VP Asia 30	1.78%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

BHP Billiton, Ltd.	7.3%
China Life Insurance Co., Ltd.	5.4%
Taiwan Semiconductor Manufacturing Co.	5.3%
POSCO	5.1%
CNOOC, Ltd.	4.7%

ProFunds Asia 30 Index – Composition
Industry Breakdown	% of Index

Communications	20%
Energy	18%
Basic Materials	16%
Financial	12%
Technology	12%
Industrial	11%
Consumer Cyclical	6%
Consumer Non-Cyclical	5%

Country Breakdown

China	41%
India	18%
Hong Kong	15%
South Korea	11%
Taiwan	8%
Australia	7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The ProFunds Asia 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region excluding the country of Japan.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: ProFund VP Asia 30 :: Financial Statements

Schedule of Portfolio Investments

Common Stocks† (99.6%)
	Shares	Value

AU Optronics Corp.* (Electronics)	289,296	$3,014,464
Baidu, Inc.* (Internet)	24,723	2,386,511
BHP Billiton, Ltd. (Mining)	78,228	7,268,946
China Life Insurance Co., Ltd. (Insurance)	87,822	5,372,072
China Mobile, Ltd. (Telecommunications)	73,800	3,661,956
China Unicom, Ltd. (Telecommunications)	258,669	3,686,033
CNOOC, Ltd. (Oil & Gas)	19,557	4,661,802
Ctrip.com International, Ltd.* (Internet)	59,040	2,388,168
Focus Media Holding, Ltd.* (Advertising)	107,748	2,362,914
HDFC Bank, Ltd. (Banks)	19,557	3,268,170
ICICI Bank, Ltd. (Banks)	72,324	3,662,487
Infosys Technologies, Ltd. (Software)	59,409	4,519,837
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	314,757	2,178,118
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	214,389	2,169,617
LG. Philips LCD Co., Ltd.* (Electronics)	175,275	3,111,131
Melco Crown Entertainment, Ltd.* (Lodging)	417,708	2,656,623
Mindray Medical International, Ltd. (Healthcare-Products)	95,940	2,532,816
Netease.com, Inc.* (Internet)	66,051	2,387,744
New Oriental Education & Technology Group, Inc.* (Commercial Services)	24,354	2,562,771
PetroChina Co., Ltd. (Oil & Gas)	33,948	4,463,823
POSCO (Iron/Steel)	46,863	5,046,677
Renesola, Ltd.* (Semiconductors)	249,813	2,183,366
SK Telecom Co., Ltd. (Telecommunications)	139,482	2,598,550
Solarfun Power Holdings Co., Ltd.* (Energy-Alternate Sources)	281,547	2,300,239
Sterlite Industries (India), Ltd. (Mining)	190,773	3,155,385
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	297,045	2,379,330
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	419,922	5,265,822
Tata Motors, Ltd. (Auto Manufacturers)	99,999	2,933,971
Trina Solar, Ltd.* (Energy-Alternate Sources)	105,165	2,462,964
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	234,315	2,315,032

TOTAL COMMON STOCKS
(Cost $64,558,058)		98,957,339

Repurchase Agreements (0.3%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $10,000 (Collateralized by $10,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $10,277)	$10,000	$10,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $26,000 (Collateralized by $27,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $26,966)	26,000	26,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $204,003 (Collateralized by $209,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $208,650)	204,000	204,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $6,000 (Collateralized by $5,900 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $6,162)	6,000	6,000

TOTAL REPURCHASE AGREEMENTS
(Cost $246,000)		246,000

TOTAL INVESTMENT SECURITIES
(Cost $64,804,058)—99.9%		99,203,339
Net other assets (liabilities)—0.1%		120,385

NET ASSETS—100.0%		$99,323,724

†	As of December 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

ProFund VP Asia 30 invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$2,362,914	2.4%
Auto Manufacturers	2,933,971	3.0%
Banks	6,930,657	7.0%
Commercial Services	2,562,771	2.6%
Electronics	6,125,595	6.2%
Energy-Alternate Sources	13,805,300	13.8%
Healthcare-Products	2,532,816	2.5%
Insurance	5,372,072	5.4%
Internet	7,162,423	7.2%
Iron/Steel	5,046,677	5.1%
Lodging	2,656,623	2.7%
Mining	10,424,331	10.5%
Oil & Gas	9,125,625	9.2%
Semiconductors	7,449,188	7.5%
Software	4,519,837	4.5%
Telecommunications	9,946,539	10.0%
Other**	366,385	0.4%

Total	$99,323,724	100.0%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 45

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2010:

		% of
	Value	Net Assets

Australia	$7,268,946	7.4%
China	40,801,869	41.0%
Hong Kong	14,310,030	14.4%
India	17,539,850	17.7%
South Korea	10,756,358	10.8%
Taiwan	8,280,286	8.3%
Other**	366,385	0.4%

Total	$99,323,724	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

46 :: ProFund VP Asia 30 :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$64,804,058

Securities, at value	98,957,339
Repurchase agreements, at value	246,000

Total Investment Securities, at value	99,203,339
Cash	432
Dividends and interest receivable	173,818
Receivable for capital shares issued	402,344
Prepaid expenses	388

TOTAL ASSETS	99,780,321

LIABILITIES:
Payable for capital shares redeemed	238,284
Advisory fees payable	45,183
Management services fees payable	6,024
Administration fees payable	3,277
Administrative services fees payable	34,172
Distribution fees payable	36,762
Trustee fees payable	4
Transfer agency fees payable	10,251
Fund accounting fees payable	6,559
Compliance services fees payable	299
Other accrued expenses	75,782

TOTAL LIABILITIES	456,597

NET ASSETS	$99,323,724

NET ASSETS CONSIST OF:
Capital	$71,479,551
Accumulated net investment income (loss)	26,280
Accumulated net realized gains (losses) on investments	(6,581,388)
Net unrealized appreciation (depreciation) on investments	34,399,281

NET ASSETS	$99,323,724

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,624,954

Net Asset Value (offering and redemption price per share)	$61.12

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,697,666
Interest	228
Foreign tax withholding	(201,409)

TOTAL INVESTMENT INCOME	1,496,485

EXPENSES:
Advisory fees	656,344
Management services fees	87,512
Administration fees	36,687
Transfer agency fees	52,332
Administrative services fees	247,588
Distribution fees	218,781
Custody fees	54,830
Fund accounting fees	69,786
Trustee fees	1,263
Compliance services fees	621
Other fees	98,489

Total Gross Expenses before reductions	1,524,233
Less Expenses reduced by the Advisor	(54,028)

TOTAL NET EXPENSES	1,470,205

NET INVESTMENT INCOME (LOSS)	26,280

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	17,742,326
Change in net unrealized appreciation/depreciation on investments	(12,227,584)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,514,742

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,541,022

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 47

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$26,280	$72,405
Net realized gains (losses) on investments	17,742,326	(10,042,569)
Change in net unrealized appreciation/depreciation on investments	(12,227,584)	39,414,484

Change in net assets resulting from operations	5,541,022	29,444,320

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(72,405)	(869,798)
Net realized gains on investments	—	(11,623,305)

Change in net assets resulting from distributions	(72,405)	(12,493,103)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	151,009,723	230,827,537
Dividends reinvested	72,405	12,493,103
Value of shares redeemed	(174,074,537)	(200,495,073)

Change in net assets resulting from capital transactions	(22,992,409)	42,825,567

Change in net assets	(17,523,792)	59,776,784
NET ASSETS:
Beginning of period	116,847,516	57,070,732

End of period	$99,323,724	$116,847,516

Accumulated net investment income (loss)	$26,280	$72,405

SHARE TRANSACTIONS:
Issued	2,648,281	4,680,624
Reinvested	1,351	242,161
Redeemed	(3,200,589)	(4,197,102)

Change in shares	(550,957)	725,683

See accompanying notes to the financial statements.

48 :: ProFund VP Asia 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec.31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$53.70	$39.35	$90.97	$61.61	$44.47

Investment Activities:
Net investment income (loss)(a)	0.02	0.04	0.52	0.32	0.07
Net realized and unrealized gains (losses) on investments	7.44	21.02	(44.39)	29.10	17.34

Total income (loss) from investment activities	7.46	21.06	(43.87)	29.42	17.41

Distributions to Shareholders From:
Net investment income	(0.04)	(0.47)	(0.58)	(0.06)	(0.27)
Net realized gains on investments	—	(6.24)	(7.17)	—	—

Total distributions	(0.04)	(6.71)	(7.75)	(0.06)	(0.27)

Net Asset Value, End of Period	$61.12	$53.70	$39.35	$90.97	$61.61

Total Return	13.91%	54.20%	(50.82)%	47.74%	39.29%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.78%	1.69%	1.65%	1.71%
Net expenses	1.68%	1.67%	1.63%	1.60%	1.68% (b)
Net investment income (loss)	0.03%	0.08%	0.76%	0.42%	0.13%

Supplemental Data:
Net assets, end of period (000’s)	$99,324	$116,848	$57,071	$257,274	$182,177
Portfolio turnover rate(c)	158%	191%	177%	214%	161%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Europe 30 :: 49

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2010, the Fund had a total return of 2.63%, compared to a return of 2.57%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Siemens AG (+35.50%), Rio Tinto PLC (+33.08%), and BHP Billiton PLC (+26.08%), while the bottom three performers in this group were BP PLC (-23.81%), Total SA (-16.49%), and HSBC Holdings PLC (-10.60%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 2000 to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Ten Year

ProFund VP Europe 30	2.63%	0.47%	-0.12%
ProFunds Europe 30 Index	2.57%	-0.74%	-0.71%
Dow Jones STOXX 50 Index[3]	-11.92%	-2.36%	-1.77%

Expense Ratios**
Fund	Gross	Net

ProFund VP Europe 30	1.78%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

BHP Billiton PLC	6.2%
HSBC Holdings PLC	5.6%
Rio Tinto PLC	5.2%
Siemens AG	4.6%
Royal Dutch Shell PLC—Class A	4.3%

ProFunds Europe 30 Index – Composition
Industry Breakdown	% of Index

Energy	20%
Consumer Non-Cyclical	18%
Communications	16%
Basic Materials	15%
Financial	12%
Industrial	10%
Technology	9%

Country Breakdown

United Kingdom	41%
Netherlands	13%
France	9%
Germany	8%
Spain	8%
Luxembourg	7%
Sweden	3%
Belgium	3%
Finland	3%
Other	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]

The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expense associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: ProFund VP Europe 30 :: Financial Statements

Schedule of Portfolio Investments

Common Stocks† (99.3%)
	Shares	Value

Alcatel-Lucent* (Telecommunications)	364,635	$1,079,320
Anheuser-Busch InBev N.V. (Beverages)	24,420	1,394,138
ArcelorMittal (Iron/Steel)	44,955	1,714,134
ARM Holdings PLC (Semiconductors)	63,270	1,312,852
ASML Holding N.V. (Semiconductors)	35,520	1,361,837
AstraZeneca PLC (Pharmaceuticals)	26,085	1,204,866
Banco Santander S.A. (Banks)	167,610	1,785,046
Barclays PLC (Banks)	86,025	1,421,133
BHP Billiton PLC (Mining)	37,185	2,993,392
BP PLC (Oil & Gas)	41,625	1,838,576
Diageo PLC (Beverages)	15,540	1,155,088
Eni SpA (Oil & Gas)	21,090	922,477
Ensco PLC (Oil & Gas)	22,200	1,185,036
GlaxoSmithKline PLC (Pharmaceuticals)	32,190	1,262,492
HSBC Holdings PLC (Banks)	52,725	2,691,084
Koninklijke Phillips Electronics N.V. (Electronics)	42,735	1,311,965
Nokia, Corp. (Telecommunications)	134,865	1,391,807
Rio Tinto PLC (Mining)	34,965	2,505,592
Royal Dutch Shell PLC—Class A (Oil & Gas)	31,080	2,075,522
Sanofi-Aventis (Pharmaceuticals)	37,740	1,216,360
SAP AG (Software)	32,190	1,629,136
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	12,765	923,931
Siemens AG (Miscellaneous Manufacturing)	17,760	2,206,680
Statoil ASA (Oil & Gas)	56,055	1,332,427
Telefonaktiebolaget LM Ericsson (Telecommunications)	129,870	1,497,401
Telefonica S.A. (Telecommunications)	28,305	1,936,628
Tenaris S.A. (Iron/Steel)	29,415	1,440,747
Total S.A. (Oil & Gas)	33,300	1,780,884
Unilever N.V. (Food)	41,625	1,307,025
Vodafone Group PLC (Telecommunications)	76,590	2,024,274

TOTAL COMMON STOCKS
(Cost $37,896,474)		47,901,850

Repurchase Agreements (0.6%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $13,000 (Collateralized by $13,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $13,329)	$13,000	$13,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $32,000 (Collateralized by $33,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $32,958)	32,000	32,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $252,003 (Collateralized by $258,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $257,568)	252,000	252,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $7,000 (Collateralized by $6,900 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $7,206)	7,000	7,000

TOTAL REPURCHASE AGREEMENTS
(Cost $304,000)		304,000

TOTAL INVESTMENT SECURITIES
(Cost $38,200,474)—99.9%		48,205,850
Net other assets (liabilities)—0.1%		64,401

NET ASSETS—100.0%		$48,270,251

†	As of December 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $627,125)	10	$13,119

ProFund VP Europe 30 invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Banks	$5,897,263	12.2%
Beverages	2,549,226	5.3%
Electronics	1,311,965	2.7%
Food	1,307,025	2.7%
Iron/Steel	3,154,881	6.5%
Mining	5,498,984	11.4%
Miscellaneous Manufacturing	2,206,680	4.6%
Oil & Gas	9,134,922	18.9%
Pharmaceuticals	4,607,649	9.6%
Semiconductors	2,674,689	5.6%
Software	1,629,136	3.4%
Telecommunications	7,929,430	16.4%
Other**	368,401	0.7%

Total	$48,270,251	100.0%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 51

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2010:

		% of
	Value	Net Assets

Belgium	$1,394,138	2.9%
Finland	1,391,807	2.9%
France	4,076,564	8.4%
Germany	3,835,816	8.0%
Italy	922,477	1.9%
Ireland	923,931	1.9%
Luxembourg	3,154,881	6.6%
Netherlands	6,056,349	12.5%
Norway	1,332,427	2.8%
Spain	3,721,674	7.7%
Sweden	1,497,401	3.1%
United Kingdom	19,594,385	40.6%
Other**	368,401	0.7%

Total	$48,270,251	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

52 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$38,200,474

Securities, at value	47,901,850
Repurchase agreements, at value	304,000

Total Investment Securities, at value	48,205,850
Cash	298
Segregated cash balances with brokers	56,000
Dividends and interest receivable	87,783
Receivable for capital shares issued	36,163
Variation margin on futures contracts	125
Prepaid expenses	222

TOTAL ASSETS	48,386,441

LIABILITIES:
Payable for capital shares redeemed	12,928
Advisory fees payable	27,742
Management services fees payable	3,699
Administration fees payable	1,482
Administrative services fees payable	16,671
Distribution fees payable	15,799
Trustee fees payable	2
Transfer agency fees payable	4,635
Fund accounting fees payable	2,966
Compliance services fees payable	143
Other accrued expenses	30,123

TOTAL LIABILITIES	116,190

NET ASSETS	$48,270,251

NET ASSETS CONSIST OF:
Capital	$60,279,990
Accumulated net investment income (loss)	429,485
Accumulated net realized gains (losses) on investments	(22,457,719)
Net unrealized appreciation (depreciation) on investments	10,018,495

NET ASSETS	$48,270,251

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,268,944

Net Asset Value (offering and redemption price per share)	$21.27

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,293,729
Interest	452
Foreign tax withholding	(109,059)

TOTAL INVESTMENT INCOME	1,185,122

EXPENSES:
Advisory fees	337,349
Management services fees	44,979
Administration fees	18,899
Transfer agency fees	26,768
Administrative services fees	136,268
Distribution fees	112,450
Custody fees	6,084
Fund accounting fees	35,760
Trustee fees	689
Compliance services fees	310
Other fees	49,667

Total Gross Expenses before reductions	769,223
Less Expenses reduced by the Advisor	(13,587)

TOTAL NET EXPENSES	755,636

NET INVESTMENT INCOME (LOSS)	429,486

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,631,384
Net realized gains (losses) on futures contracts	80,579
Change in net unrealized appreciation/depreciation on investments	(5,963,084)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,251,121)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,821,635)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 53

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$429,486	$652,355
Net realized gains (losses) on investments	3,711,963	(5,452,794)
Change in net unrealized appreciation/depreciation on investments	(5,963,084)	14,864,519

Change in net assets resulting from operations	(1,821,635)	10,064,080

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(807,118)	(1,427,460)

Change in net assets resulting from distributions	(807,118)	(1,427,460)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	75,031,502	92,890,019
Dividends reinvested	807,118	1,427,460
Value of shares redeemed	(87,555,070)	(71,745,674)

Change in net assets resulting from capital transactions	(11,716,450)	22,571,805

Change in net assets	(14,345,203)	31,208,425
NET ASSETS:
Beginning of period	62,615,454	31,407,029

End of period	$48,270,251	$62,615,454

Accumulated net investment income (loss)	$429,485	$652,355

SHARE TRANSACTIONS:
Issued	3,750,046	5,097,910
Reinvested	39,476	69,328
Redeemed	(4,494,054)	(4,118,026)

Change in shares	(704,532)	1,049,212

See accompanying notes to the financial statements.

54 :: ProFund VP Europe 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$21.06	$16.32	$35.53	$31.99	$27.96

Investment Activities:
Net investment income (loss)(a)	0.19	0.27	0.60	0.31	0.64
Net realized and unrealized gains (losses) on investments	0.35 (b)	4.99	(14.76)	4.33	4.18

Total income (loss) from investment activities	0.54	5.26	(14.16)	4.64	4.82

Distributions to Shareholders From:
Net investment income	(0.33)	(0.52)	(0.63)	(0.78)	(0.12)
Net realized gains on investments	—	—	(4.42)	(0.32)	(0.67)

Total distributions	(0.33)	(0.52)	(5.05)	(1.10)	(0.79)

Net Asset Value, End of Period	$21.27	$21.06	$16.32	$35.53	$31.99

Total Return	2.63%	32.30%	(44.00)%	14.58%	17.51%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.78%	1.70%	1.66%	1.69%
Net expenses	1.68%	1.67%	1.63%	1.61%	1.66%
Net investment income (loss)	0.95%	1.48%	2.12%	0.88%	2.12%

Supplemental Data:
Net assets, end of period (000’s)	$48,270	$62.615	$31,407	$131,721	$160,024
Portfolio turnover rate(c)	180%	150%	160%	280%	172%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Financials :: 55

The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 10.93%, compared to a return of 12.72%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Citigroup Inc (+42.90%), U.S. Bancorp (+19.81%), and Wells Fargo & Co (+14.82%), while the bottom three performers in this group were Bank of America Corp (-11.42%), Morgan Stanley Dean Witter & Co. (-8.07%), and The Goldman Sachs Group Inc (-0.40%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Financials	10.93%	-9.74%	-3.46%
Dow Jones U.S. Financials Index	12.72%	-8.43%	-1.38%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**

Fund	Gross	Net

ProFund VP Financials	1.88%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	7.5%
Wells Fargo & Co.	6.9%
Citigroup, Inc.	6.2%
Bank of America Corp.	6.0%
Berkshire Hathaway, Inc.—Class B	3.4%

Dow Jones U.S. Financials Index – Composition
% of Index

Banks	38%
General Financial	25%
Nonlife Insurance	15%
Real Estate Investment Trusts	15%
Life Insurance	6%
Real Estate Investment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: ProFund VP Financials :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (99.7%)
	Shares	Value

ACE, Ltd. (Insurance)	4,460	$277,635
Affiliated Managers Group, Inc.* (Diversified Financial Services)	446	44,252
AFLAC, Inc. (Insurance)	5,798	327,181
Alexandria Real Estate Equities, Inc. (REIT)	892	65,348
Allied World Assurance Co. Holdings, Ltd. (Insurance)	446	26,510
Allstate Corp. (Insurance)	6,244	199,059
AMB Property Corp. (REIT)	2,230	70,713
American Campus Communities, Inc. (REIT)	892	28,330
American Express Co. (Diversified Financial Services)	13,380	574,270
American Financial Group, Inc. (Insurance)	892	28,803
American International Group, Inc.* (Insurance)	1,338	77,096
Ameriprise Financial, Inc. (Diversified Financial Services)	3,122	179,671
Annaly Mortgage Management, Inc. (REIT)	8,028	143,862
AON Corp. (Insurance)	3,568	164,164
Apartment Investment and Management Co.—Class A (REIT)	1,338	34,574
Arch Capital Group, Ltd.* (Insurance)	446	39,270
Argo Group International Holdings, Ltd. (Insurance)	446	16,703
Arthur J. Gallagher & Co. (Insurance)	1,338	38,909
Aspen Insurance Holdings, Ltd. (Insurance)	892	25,529
Associated Banc-Corp (Banks)	2,230	33,784
Assurant, Inc. (Insurance)	1,338	51,540
Assured Guaranty, Ltd. (Insurance)	2,230	39,471
Astoria Financial Corp. (Savings & Loans)	1,338	18,612
Avalonbay Communities, Inc. (REIT)	892	100,395
Axis Capital Holdings, Ltd. (Insurance)	1,338	48,007
BancorpSouth, Inc. (Banks)	892	14,227
Bank of America Corp. (Banks)	126,664	1,689,698
Bank of Hawaii Corp. (Banks)	446	21,056
Bank of New York Mellon Corp. (Banks)	15,610	471,422
BB&T Corp. (Banks)	8,920	234,507
Berkshire Hathaway, Inc.—Class B* (Insurance)	12,042	964,685
BioMed Realty Trust, Inc. (REIT)	1,784	33,272
BlackRock, Inc.—Class A (Diversified Financial Services)	1,338	254,996
BOK Financial Corp. (Banks)	446	23,816
Boston Properties, Inc. (REIT)	1,784	153,602
Brandywine Realty Trust (REIT)	1,784	20,784
BRE Properties, Inc.—Class A (REIT)	892	38,802
Brookfield Properties Corp. (Real Estate)	3,122	54,729
Brown & Brown, Inc. (Insurance)	1,338	32,032
Camden Property Trust (REIT)	892	48,150
Capital One Financial Corp. (Diversified Financial Services)	5,798	246,763
CapitalSource, Inc. (Diversified Financial Services)	3,568	25,333
Capitol Federal Financial, Inc. (Diversified Financial Services)	3,122	37,186
Cathay Bancorp, Inc. (Banks)	892	14,896
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	3,568	73,073
CBL & Associates Properties, Inc. (REIT)	1,784	31,220
Chimera Investment Corp. (REIT)	12,934	53,159
Chubb Corp. (Insurance)	4,014	239,395
Cincinnati Financial Corp. (Insurance)	1,784	56,535
CIT Group, Inc.* (Banks)	2,230	105,033
Citigroup, Inc.* (Diversified Financial Services)	369,734	1,748,842
City National Corp. (Banks)	446	27,367
CME Group, Inc. (Diversified Financial Services)	892	287,001
CNO Financial Group, Inc.* (Insurance)	2,676	18,143
Colonial Properties Trust (REIT)	892	16,101
Comerica, Inc. (Banks)	2,230	94,195
Commerce Bancshares, Inc. (Banks)	892	35,439
CommonWealth REIT (REIT)	892	22,755
Corporate Office Properties Trust (REIT)	892	31,175
Cullen/Frost Bankers, Inc. (Banks)	892	54,519
DCT Industrial Trust, Inc. (REIT)	2,676	14,210
Delphi Financial Group, Inc.—Class A (Insurance)	446	12,863
Developers Diversified Realty Corp. (REIT)	2,676	37,705
DiamondRock Hospitality Co.* (REIT)	1,784	21,408
Digital Realty Trust, Inc. (REIT)	1,338	68,960
Discover Financial Services (Diversified Financial Services)	7,136	132,230
Douglas Emmett, Inc. (REIT)	1,784	29,614
Duke-Weeks Realty Corp. (REIT)	3,122	38,900
DuPont Fabros Technology, Inc. (REIT)	892	18,973
E*TRADE Financial Corp.* (Diversified Financial Services)	2,676	42,816
East West Bancorp, Inc. (Banks)	1,784	34,877
EastGroup Properties, Inc. (REIT)	446	18,875
Eaton Vance Corp. (Diversified Financial Services)	1,338	40,448
Endurance Specialty Holdings, Ltd. (Insurance)	446	20,547
Entertainment Properties Trust (REIT)	446	20,627
Equifax, Inc. (Commercial Services)	1,784	63,510
Equity Lifestyle Properties, Inc. (REIT)	446	24,945
Equity Residential (REIT)	3,568	185,358
Erie Indemnity Co.—Class A (Insurance)	446	29,200
Essex Property Trust, Inc. (REIT)	446	50,942
Everest Re Group, Ltd. (Insurance)	892	75,659
F.N.B. Corp. (Banks)	1,338	13,139
Federal Realty Investment Trust (REIT)	892	69,514
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,338	35,015
Fidelity National Title Group, Inc.—Class A (Insurance)	3,122	42,709
Fifth Third Bancorp (Banks)	10,258	150,587
First American Financial Corp. (Insurance)	1,338	19,990
First Financial Bankshares, Inc. (Banks)	446	22,826
First Horizon National Corp.* (Banks)	3,122	36,782
First Midwest Bancorp, Inc. (Banks)	892	10,276
First Niagara Financial Group, Inc. (Savings & Loans)	2,676	37,410
FirstMerit Corp. (Banks)	1,338	26,479

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 57

Common Stocks, continued
	Shares	Value

Forest City Enterprises, Inc.—Class A* (Real Estate)	1,338	$22,331
Forestar Group, Inc.* (Real Estate)	446	8,608
Franklin Resources, Inc. (Diversified Financial Services)	1,784	198,399
Franklin Street Properties Corp. (REIT)	892	12,711
Fulton Financial Corp. (Banks)	2,676	27,670
General Growth Properties, Inc. (REIT)	4,906	75,945
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	6,244	82,046
Glacier Bancorp, Inc. (Banks)	892	13,478
Greenhill & Co., Inc. (Diversified Financial Services)	446	36,429
Hancock Holding Co. (Banks)	446	15,548
Hanover Insurance Group, Inc. (Insurance)	446	20,837
Hartford Financial Services Group, Inc. (Insurance)	5,798	153,589
Hatteras Financial Corp. (REIT)	446	13,500
HCC Insurance Holdings, Inc. (Insurance)	1,338	38,722
HCP, Inc. (REIT)	4,460	164,083
Health Care REIT, Inc. (REIT)	1,784	84,990
Healthcare Realty Trust, Inc. (REIT)	892	18,884
Highwoods Properties, Inc. (REIT)	892	28,410
Home Properties, Inc. (REIT)	446	24,749
Horace Mann Educators Corp. (Insurance)	446	8,046
Hospitality Properties Trust (REIT)	1,784	41,103
Host Marriott Corp. (REIT)	8,474	151,430
Hudson City Bancorp, Inc. (Savings & Loans)	6,244	79,549
Huntington Bancshares, Inc. (Banks)	10,704	73,536
IBERIABANK Corp. (Banks)	446	26,372
IntercontinentalExchange, Inc.* (Diversified Financial Services)	892	106,282
International Bancshares Corp. (Banks)	892	17,867
Invesco, Ltd. (Diversified Financial Services)	5,798	139,500
Investment Technology Group, Inc.* (Diversified Financial Services)	446	7,301
J.P. Morgan Chase & Co. (Diversified Financial Services)	49,952	2,118,964
Janus Capital Group, Inc. (Diversified Financial Services)	2,230	28,923
Jefferies Group, Inc. (Diversified Financial Services)	1,338	35,631
Jones Lang LaSalle, Inc. (Real Estate)	446	37,428
KBW, Inc. (Diversified Financial Services)	446	12,452
KeyCorp (Banks)	11,150	98,677
Kilroy Realty Corp. (REIT)	446	16,266
Kimco Realty Corp. (REIT)	4,906	88,504
LaSalle Hotel Properties (REIT)	892	23,549
Legg Mason, Inc. (Diversified Financial Services)	1,784	64,706
Lexington Realty Trust (REIT)	1,338	10,637
Liberty Property Trust (REIT)	1,338	42,709
Lincoln National Corp. (Insurance)	4,014	111,629
Loews Corp. (Insurance)	4,460	173,539
M&T Bank Corp. (Banks)	1,338	116,473
Mack-Cali Realty Corp. (REIT)	892	29,489
Marsh & McLennan Cos., Inc. (Insurance)	6,690	182,905
Marshall & Ilsley Corp. (Banks)	6,690	46,295
MasterCard, Inc.—Class A (Software)	1,338	299,859
MB Financial, Inc. (Banks)	892	15,449
MBIA, Inc.* (Insurance)	1,784	21,390
Mercury General Corp. (Insurance)	446	19,182
MetLife, Inc. (Insurance)	8,920	396,405
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,784	14,914
MFA Financial, Inc. (REIT)	3,568	29,115
MGIC Investment Corp.* (Insurance)	2,676	27,268
Mid-America Apartment Communities, Inc. (REIT)	446	28,317
Montpelier Re Holdings, Ltd. (Insurance)	892	17,786
Moody’s Corp. (Commercial Services)	2,676	71,021
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	17,394	473,291
MSCI, Inc.—Class A* (Software)	1,338	52,128
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,230	52,873
National Penn Bancshares, Inc. (Banks)	1,784	14,326
National Retail Properties, Inc. (REIT)	892	23,638
Nationwide Health Properties, Inc. (REIT)	1,784	64,902
New York Community Bancorp (Savings & Loans)	5,352	100,885
NewAlliance Bancshares, Inc. (Savings & Loans)	1,338	20,043
Northern Trust Corp. (Banks)	3,122	172,990
NYSE Euronext (Diversified Financial Services)	3,122	93,598
Old National Bancorp (Banks)	892	10,606
Old Republic International Corp. (Insurance)	3,122	42,553
OMEGA Healthcare Investors, Inc. (REIT)	1,338	30,025
optionsXpress Holdings, Inc. (Diversified Financial Services)	446	6,989
PacWest Bancorp (Banks)	446	9,535
PartnerRe, Ltd. (Insurance)	892	71,672
People’s United Financial, Inc. (Banks)	4,906	68,733
Piedmont Office Realty Trust, Inc.—Class A (REIT)	1,784	35,930
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	446	15,614
Platinum Underwriters Holdings, Ltd. (Insurance)	446	20,057
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,230	83,513
PNC Financial Services Group (Banks)	6,690	406,217
Popular, Inc.* (Banks)	12,934	40,613
Post Properties, Inc. (REIT)	446	16,190
Potlatch Corp. (Forest Products & Paper)	446	14,517
Principal Financial Group, Inc. (Insurance)	4,014	130,696
PrivateBancorp, Inc. (Banks)	892	12,827
ProAssurance Corp.* (Insurance)	446	27,028
Progressive Corp. (Insurance)	8,028	159,516
ProLogis (REIT)	7,136	103,044
Prosperity Bancshares, Inc. (Banks)	446	17,519
Protective Life Corp. (Insurance)	892	23,763
Provident Financial Services, Inc. (Savings & Loans)	892	13,496
Prudential Financial, Inc. (Insurance)	6,244	366,585
Public Storage, Inc. (REIT)	1,784	180,933
Radian Group, Inc. (Insurance)	1,784	14,397
Raymond James Financial Corp. (Diversified Financial Services)	1,338	43,753

See accompanying notes to the financial statements.

58 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued
	Shares	Value

Rayonier, Inc. (Forest Products & Paper)	892	$46,848
Realty Income Corp. (REIT)	1,338	45,760
Redwood Trust, Inc. (REIT)	892	13,318
Regency Centers Corp. (REIT)	892	37,678
Regions Financial Corp. (Banks)	16,056	112,392
Reinsurance Group of America, Inc. (Insurance)	892	47,909
RenaissanceRe Holdings (Insurance)	892	56,811
RLI Corp. (Insurance)	446	23,446
SEI Investments Co. (Software)	1,784	42,441
Selective Insurance Group, Inc. (Insurance)	892	16,190
Senior Housing Properties Trust (REIT)	1,784	39,141
Signature Bank* (Banks)	446	22,300
Simon Property Group, Inc. (REIT)	3,568	354,980
SL Green Realty Corp. (REIT)	892	60,219
SLM Corp.* (Diversified Financial Services)	6,244	78,612
St. Joe Co.* (Real Estate)	1,338	29,235
StanCorp Financial Group, Inc. (Insurance)	446	20,132
State Street Corp. (Banks)	6,244	289,347
Sterling Bancshares, Inc. (Banks)	1,338	9,393
Stifel Financial Corp.* (Diversified Financial Services)	446	27,670
Sunstone Hotel Investors, Inc.* (REIT)	1,338	13,822
SunTrust Banks, Inc. (Banks)	6,244	184,260
Susquehanna Bancshares, Inc. (Banks)	1,784	17,269
SVB Financial Group* (Banks)	446	23,660
Synovus Financial Corp. (Banks)	8,474	22,371
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,122	201,494
Tanger Factory Outlet Centers, Inc. (REIT)	446	22,831
Taubman Centers, Inc. (REIT)	892	45,028
TCF Financial Corp. (Banks)	1,784	26,421
TD Ameritrade Holding Corp. (Diversified Financial Services)	3,122	59,287
TFS Financial Corp. (Savings & Loans)	1,338	12,069
The Charles Schwab Corp. (Diversified Financial Services)	12,488	213,670
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,352	899,992
The Macerich Co. (REIT)	1,784	84,508
The Travelers Cos., Inc. (Insurance)	5,798	323,007
Torchmark Corp. (Insurance)	892	53,288
Tower Group, Inc. (Insurance)	446	11,409
Transatlantic Holdings, Inc. (Insurance)	892	46,045
TrustCo Bank Corp. NY (Banks)	892	5,655
Trustmark Corp. (Banks)	892	22,157
U.S. Bancorp (Banks)	24,530	661,574
UDR, Inc. (REIT)	2,230	52,450
UMB Financial Corp. (Banks)	446	18,473
Umpqua Holdings Corp. (Banks)	1,338	16,297
United Bankshares, Inc. (Banks)	446	13,023
Unitrin, Inc. (Insurance)	446	10,945
UnumProvident Corp. (Insurance)	4,014	97,219
Validus Holdings, Ltd. (Insurance)	892	27,304
Valley National Bancorp (Banks)	2,230	31,889
Ventas, Inc. (REIT)	1,784	93,624
Visa, Inc.—Class A (Commercial Services)	6,244	439,453
Vornado Realty Trust (REIT)	2,230	185,826
W.R. Berkley Corp. (Insurance)	1,784	48,846
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	892	31,479
Washington Federal, Inc. (Savings & Loans)	1,338	22,639
Washington REIT (REIT)	892	27,643
Webster Financial Corp. (Banks)	892	17,572
Weingarten Realty Investors (REIT)	1,338	31,791
Wells Fargo & Co. (Banks)	63,332	1,962,659
Westamerica Bancorp (Banks)	446	24,740
Western Union Co. (Commercial Services)	8,474	157,362
Whitney Holding Corp. (Banks)	1,338	18,933
Willis Group Holdings PLC (Insurance)	2,230	77,225
Wintrust Financial Corp. (Banks)	446	14,731
XL Group PLC (Insurance)	4,014	87,585
Zions Bancorp (Banks)	2,230	54,033

TOTAL COMMON STOCKS
(Cost $15,774,987)		28,168,762

Repurchase Agreements (0.3%)

	Principal Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $4,000 (Collateralized by $4,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $4,172)	$4,000	$4,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $10,000 (Collateralized by $11,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $10,986)	10,000	10,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $80,001 (Collateralized by $82,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $81,863)	80,000	80,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $3,000 (Collateralized by $3,000 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $3,133)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $97,000)		97,000

TOTAL INVESTMENT SECURITIES
(Cost $15,871,987)—100.0%		28,265,762
Net other assets (liabilities)—NM		2,439

NET ASSETS—100.0%		$28,268,201

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 59

ProFund VP Financials invested in the following industries as of December 31, 2010:

	Value	% of Net Assets

Banks	$7,888,805	27.9%
Commercial Services	731,346	2.6%
Diversified Financial Services	8,692,692	30.8%
Forest Products & Paper	144,878	0.5%
Insurance	5,846,561	20.7%
REIT	3,939,945	13.9%
Real Estate	225,404	0.8%
Savings & Loans	304,703	1.1%
Software	394,428	1.4%
Other**	99,439	0.3%

Total	$28,268,201	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

60 :: ProFund VP Financials :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$15,871,987

Securities, at value	28,168,762
Repurchase agreements, at value	97,000

Total Investment Securities, at value	28,265,762
Cash	263
Dividends and interest receivable	33,770
Receivable for capital shares issued	80,035
Prepaid expenses	131

TOTAL ASSETS	28,379,961

LIABILITIES:
Payable for investments purchased	26,562
Payable for capital shares redeemed	15,228
Advisory fees payable	16,994
Management services fees payable	2,266
Administration fees payable	898
Administrative services fees payable	10,047
Distribution fees payable	9,872
Trustee fees payable	1
Transfer agency fees payable	2,615
Fund accounting fees payable	1,798
Compliance services fees payable	86
Other accrued expenses	25,393

TOTAL LIABILITIES	111,760

NET ASSETS	$28,268,201

NET ASSETS CONSIST OF:
Capital	$41,212,443
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(25,338,017)
Net unrealized appreciation (depreciation) on investments	12,393,775

NET ASSETS	$28,268,201

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,427,127

Net Asset Value (offering and redemption price per share)	$19.81

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$419,360
Interest	80

TOTAL INVESTMENT INCOME	419,440

EXPENSES:
Advisory fees	219,617
Management services fees	29,282
Administration fees	12,482
Transfer agency fees	17,723
Administrative services fees	85,896
Distribution fees	73,206
Custody fees	20,532
Fund accounting fees	25,263
Trustee fees	384
Compliance services fees	239
Other fees	43,783

Total Gross Expenses before reductions	528,407
Less Expenses reduced by the Advisor	(36,464)

TOTAL NET EXPENSES	491,943

NET INVESTMENT INCOME (LOSS)	(72,503)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(203,165)
Change in net unrealized appreciation/depreciation on investments	1,635,155

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,431,990

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,359,487

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 61

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$(72,503)	$88,722
Net realized gains (losses) on investments	(203,165)	(6,235,235)
Change in net unrealized appreciation/depreciation on investments	1,635,155	10,836,278

Change in net assets resulting from operations	1,359,487	4,689,765

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(88,722)	(487,543)

Change in net assets resulting from distributions	(88,722)	(487,543)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	50,263,634	69,097,729
Dividends reinvested	88,722	487,543
Value of shares redeemed	(50,993,779)	(68,746,201)

Change in net assets resulting from capital transactions	(641,423)	839,071

Change in net assets	629,342	5,041,293
NET ASSETS:
Beginning of period	27,638,859	22,597,566

End of period	$28,268,201	$27,638,859

Accumulated net investment income (loss)	$—	$88,722

SHARE TRANSACTIONS:
Issued	2,660,325	4,752,296
Reinvested	4,635	26,598
Redeemed	(2,781,176)	(4,663,728)

Change in shares	(116,216)	115,166

See accompanying notes to the financial statements.

62 :: ProFund VP Financials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$17.91	$15.82	$32.38	$40.64	$34.84

Investment Activities:
Net investment income (loss)(a)	(0.05)	0.06	0.46	0.41	0.34
Net realized and unrealized gains (losses) on investments	2.01	2.32	(16.72)	(8.11)	5.69

Total income (loss) from investment activities	1.96	2.38	(16.26)	(7.70)	6.03

Distributions to Shareholders From:
Net investment income	(0.06)	(0.29)	(0.30)	(0.56)	(0.23)

Net Asset Value, End of Period	$19.81	$17.91	$15.82	$32.38	$40.64

Total Return	10.93%	15.01%	(50.54)%	(19.11)%	17.35%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.88%	1.85%	1.74%	1.76%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)	(0.25)%	0.39%	1.90%	1.04%	0.90%

Supplemental Data:
Net assets, end of period (000’s)	$28,268	$27,639	$22,598	$24,899	$49,610
Portfolio turnover rate(b)	140%	272%	413%	216%	247%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Health Care :: 63

The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 2.84%, compared to a return of 4.52%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were UnitedHeath Group Inc (+18.47%), Bristol-Myers Squibb Co (+4.87%), and Merck & Co Inc (-1.37%), while the bottom three performers in this group were Gilead Sciences Inc (-16.25%), Medtronic Inc (-15.67%), and Abbott Laboratories (-11.26%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Health Care	2.84%	0.87%	-0.26%
Dow Jones U.S. Health Care Index	4.52%	2.61%	1.66%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**

Fund	Gross	Net

ProFund VP Health Care	1.80%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	12.1%
Pfizer, Inc.	10.0%
Merck & Co., Inc.	7.8%
Abbott Laboratories	5.2%
Amgen, Inc.	3.7%

Dow Jones U.S. Health Care Index – Composition
% of Index

Pharmaceuticals and Biotechnology	62%
Health Care Equipment and Services	38%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

64 :: ProFund VP Health Care :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (100.1%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	25,025	$1,198,948
Acorda Therapeutics, Inc.* (Biotechnology)	550	14,993
Aetna, Inc. (Healthcare-Services)	6,875	209,756
Alcon, Inc. (Healthcare-Products)	1,375	224,675
Alere, Inc.* (Healthcare-Products)	1,375	50,325
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,375	110,756
Alkermes, Inc.* (Pharmaceuticals)	1,650	20,262
Allergan, Inc. (Pharmaceuticals)	4,950	339,916
Amedisys, Inc.* (Healthcare-Services)	550	18,425
American Medical Systems Holdings, Inc.* (Healthcare-Products)	1,100	20,746
AMERIGROUP Corp.* (Healthcare-Services)	825	36,234
Amgen, Inc.* (Biotechnology)	15,675	860,557
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,200	32,362
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	825	17,408
Bard (C.R.), Inc. (Healthcare-Products)	1,650	151,420
Baxter International, Inc. (Healthcare-Products)	9,625	487,217
Beckman Coulter, Inc. (Healthcare-Products)	1,100	82,753
Becton, Dickinson & Co. (Healthcare-Products)	3,575	302,159
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	275	28,559
Biogen Idec, Inc.* (Biotechnology)	3,575	239,704
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,650	44,435
Boston Scientific Corp.* (Healthcare-Products)	24,475	185,276
Bristol-Myers Squibb Co. (Pharmaceuticals)	28,050	742,764
Brookdale Senior Living, Inc.* (Healthcare-Services)	1,650	35,327
CareFusion Corp.* (Healthcare-Products)	3,575	91,877
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	550	25,570
Celera Corp.* (Biotechnology)	1,375	8,663
Celgene Corp.* (Biotechnology)	7,425	439,114
Centene Corp.* (Healthcare-Services)	825	20,906
Cephalon, Inc.* (Pharmaceuticals)	1,100	67,892
Cepheid, Inc.* (Healthcare-Products)	1,100	25,025
Charles River Laboratories International, Inc.* (Biotechnology)	1,100	39,094
CIGNA Corp. (Insurance)	4,400	161,304
Community Health Systems, Inc.* (Healthcare-Services)	1,650	61,660
Cooper Cos., Inc. (Healthcare-Products)	825	46,481
Covance, Inc.* (Healthcare-Services)	1,100	56,551
Coventry Health Care, Inc.* (Healthcare-Services)	2,475	65,340
Covidien PLC (Healthcare-Products)	8,250	376,695
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	825	17,655
DaVita, Inc.* (Healthcare-Services)	1,650	114,658
Dendreon Corp.* (Biotechnology)	2,475	86,427
DENTSPLY International, Inc. (Healthcare-Products)	2,200	75,174
Edwards Lifesciences Corp.* (Healthcare-Products)	1,925	155,617
Eli Lilly & Co. (Pharmaceuticals)	15,950	558,888
Emergency Medical Services Corp.—Class A* (Commercial Services)	550	35,536
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,650	58,921
Express Scripts, Inc.* (Pharmaceuticals)	8,250	445,912
Forest Laboratories, Inc.* (Pharmaceuticals)	4,675	149,506
Gen-Probe, Inc.* (Healthcare-Products)	825	48,139
Genzyme Corp.* (Biotechnology)	4,125	293,700
Gilead Sciences, Inc.* (Pharmaceuticals)	13,750	498,300
Haemonetics Corp.* (Healthcare-Products)	275	17,375
Health Management Associates, Inc.—Class A* (Healthcare-Services)	4,125	39,353
Health Net, Inc.* (Healthcare-Services)	1,650	45,029
HEALTHSOUTH Corp.* (Healthcare-Services)	1,650	34,172
HealthSpring, Inc.* (Healthcare-Services)	825	21,887
Henry Schein, Inc.* (Healthcare-Products)	1,375	84,411
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,100	43,307
HMS Holdings Corp.* (Commercial Services)	550	35,624
Hologic, Inc.* (Healthcare-Products)	4,125	77,632
Hospira, Inc.* (Pharmaceuticals)	2,750	153,147
Human Genome Sciences, Inc.* (Biotechnology)	3,025	72,267
Humana, Inc.* (Healthcare-Services)	2,750	150,535
IDEXX Laboratories, Inc.* (Healthcare-Products)	825	57,106
Illumina, Inc.* (Biotechnology)	1,925	121,929
Immucor, Inc.* (Healthcare-Products)	1,100	21,813
Incyte, Corp.* (Biotechnology)	1,925	31,878
Intuitive Surgical, Inc.* (Healthcare-Products)	550	141,762
Invacare Corp. (Healthcare-Products)	550	16,588
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,650	16,698
Johnson & Johnson (Healthcare-Products)	45,100	2,789,435
Kinetic Concepts, Inc.* (Healthcare-Products)	1,100	46,068
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,125	57,956
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,650	145,068
Life Technologies Corp.* (Biotechnology)	3,025	167,887
LifePoint Hospitals, Inc.* (Healthcare-Services)	825	30,319
Lincare Holdings, Inc. (Healthcare-Services)	1,650	44,270
Magellan Health Services, Inc.* (Healthcare-Services)	550	26,004
Masimo Corp. (Healthcare-Products)	825	23,983
Medco Health Solutions, Inc.* (Pharmaceuticals)	6,875	421,231
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	825	22,102
Mednax, Inc.* (Healthcare-Services)	825	55,514
Medtronic, Inc. (Healthcare-Products)	17,600	652,784
Merck & Co., Inc. (Pharmaceuticals)	50,050	1,803,802
Mylan Laboratories, Inc.* (Pharmaceuticals)	7,150	151,079
Myriad Genetics, Inc.* (Biotechnology)	1,650	37,686
Nektar Therapeutics* (Biotechnology)	1,650	21,203
NuVasive, Inc.* (Healthcare-Products)	550	14,108
See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 65

Common Stocks, continued
	Shares	Value

Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,100	$40,557
Owens & Minor, Inc. (Distribution/Wholesale)	1,100	32,373
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	550	21,181
PAREXEL International Corp.* (Commercial Services)	825	17,515
Patterson Cos., Inc. (Healthcare-Products)	1,650	50,540
PDL BioPharma, Inc. (Biotechnology)	2,200	13,706
Perrigo Co. (Pharmaceuticals)	1,375	87,079
Pfizer, Inc. (Pharmaceuticals)	131,450	2,301,689
Pharmaceutical Product Development, Inc. (Commercial Services)	1,925	52,244
PSS World Medical, Inc.* (Healthcare-Products)	825	18,645
Quest Diagnostics, Inc. (Healthcare-Services)	2,200	118,734
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,100	36,113
ResMed, Inc.* (Healthcare-Products)	2,475	85,734
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	825	38,742
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,100	12,254
Sirona Dental Systems, Inc.* (Healthcare-Products)	550	22,979
St. Jude Medical, Inc.* (Healthcare-Products)	5,500	235,125
STERIS Corp. (Healthcare-Products)	825	30,080
Stryker Corp. (Healthcare-Products)	4,950	265,815
Talecris Biotherapeutics Holdings Corp.* (Pharmaceuticals)	1,100	25,630
Techne Corp. (Healthcare-Products)	550	36,119
Teleflex, Inc. (Miscellaneous Manufacturing)	550	29,596
Tenet Healthcare Corp.* (Healthcare-Services)	7,700	51,513
Theravance, Inc.* (Pharmaceuticals)	1,100	27,577
Thermo Fisher Scientific, Inc.* (Electronics)	6,600	365,376
Thoratec Corp.* (Healthcare-Products)	825	23,364
United Therapeutics Corp.* (Pharmaceuticals)	825	52,156
UnitedHealth Group, Inc. (Healthcare-Services)	18,425	665,327
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,375	59,702
Varian Medical Systems, Inc.* (Healthcare-Products)	1,925	133,364
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,300	115,599
Warner Chilcott PLC—Class A (Pharmaceuticals)	1,925	43,428
Waters Corp.* (Electronics)	1,650	128,221
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,200	113,630
WellCare Health Plans, Inc.* (Healthcare-Services)	825	24,932
WellPoint, Inc.* (Healthcare-Services)	6,600	375,276
West Pharmaceutical Services, Inc. (Healthcare-Products)	550	22,660
Zimmer Holdings, Inc.* (Healthcare-Products)	3,300	177,144

TOTAL COMMON STOCKS (Cost $14,721,682)		23,124,313

Repurchase Agreements (0.3%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $3,000 (Collateralized by $3,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $3,154)	$3,000	$3,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $8,000 (Collateralized by $9,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $8,989)	8,000	8,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $67,001 (Collateralized by $69,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $68,884)	67,000	67,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $3,000 (Collateralized by $3,000 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $3,133)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS (Cost $81,000)		81,000

TOTAL INVESTMENT SECURITIES (Cost $14,802,683)—100.4%		23,205,313
Net other assets (liabilities)—(0.4)%		(96,901)

NET ASSETS—100.0%		$23,108,412

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

ProFund VP Health Care invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Biotechnology	$2,752,089	11.9%
Commercial Services	140,919	0.6%
Distribution/Wholesale	32,373	0.1%
Electronics	493,597	2.1%
Healthcare-Products	7,428,928	32.3%
Healthcare-Services	2,506,492	10.8%
Insurance	161,304	0.7%
Miscellaneous Manufacturing	29,596	0.1%
Pharmaceuticals	9,579,015	41.5%
Other**	(15,901)	(0.1)%

Total	$23,108,412	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

66 :: ProFund VP Health Care :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$14,802,683

Securities, at value	23,124,313
Repurchase agreements, at value	81,000

Total Investment Securities, at value	23,205,313
Cash	279
Dividends and interest receivable	23,106
Receivable for capital shares issued	4,502
Prepaid expenses	128

TOTAL ASSETS	23,233,328

LIABILITIES:
Payable for capital shares redeemed	73,641
Advisory fees payable	14,175
Management services fees payable	1,890
Administration fees payable	739
Administrative services fees payable	7,754
Distribution fees payable	7,520
Trustee fees payable	1
Transfer agency fees payable	2,222
Fund accounting fees payable	1,479
Compliance services fees payable	71
Other accrued expenses	15,424

TOTAL LIABILITIES	124,916

NET ASSETS	$23,108,412

NET ASSETS CONSIST OF:
Capital	$27,145,146
Accumulated net investment income (loss)	78,225
Accumulated net realized gains (losses) on investments	(12,517,589)
Net unrealized appreciation (depreciation) on investments	8,402,630

NET ASSETS	$23,108,412

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	799,248

Net Asset Value (offering and redemption price per share)	$28.91

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$489,191
Interest	66

TOTAL INVESTMENT INCOME	489,257

EXPENSES:
Advisory fees	183,497
Management services fees	24,466
Administration fees	10,418
Transfer agency fees	14,916
Administrative services fees	73,882
Distribution fees	61,166
Custody fees	8,515
Fund accounting fees	20,657
Trustee fees	318
Compliance services fees	213
Other fees	29,521

Total Gross Expenses before reductions	427,569
Less Expenses reduced by the Advisor	(16,537)

TOTAL NET EXPENSES	411,032

NET INVESTMENT INCOME (LOSS)	78,225

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	217,601
Change in net unrealized appreciation/depreciation on investments	525,783

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	743,384

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$821,609

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 67

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$78,225	$89,402
Net realized gains (losses) on investments	217,601	(1,235,900)
Change in net unrealized appreciation/depreciation on investments	525,783	2,613,547

Change in net assets resulting from operations	821,609	1,467,049

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(89,402)	(110,530)

Change in net assets resulting from distributions	(89,402)	(110,530)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,968,988	43,617,033
Dividends reinvested	89,402	110,530
Value of shares redeemed	(27,870,903)	(42,673,386)

Change in net assets resulting from capital transactions	(5,812,513)	1,054,177

Change in net assets	(5,080,306)	2,410,696
NET ASSETS:
Beginning of period	28,188,718	25,778,022

End of period	$23,108,412	$28,188,718

Accumulated net investment income (loss)	$78,225	$89,402

SHARE TRANSACTIONS:
Issued	785,011	1,755,613
Reinvested	3,073	4,198
Redeemed	(988,695)	(1,846,694)

Change in shares	(200,611)	(86,883)

See accompanying notes to the financial statements.

68 :: ProFund VP Health Care :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$28.19	$23.72	$31.42	$29.48	$28.01

Investment Activities:
Net investment income (loss)(a)	0.09	0.10	0.10	0.07	(0.08)
Net realized and unrealized gains (losses) on investments	0.71	4.53	(7.72)	1.87	1.55

Total income (loss) from investment activities	0.80	4.63	(7.62)	1.94	1.47

Distributions to Shareholders From:
Net investment income	(0.08)	(0.16)	(0.08)	—	—

Net Asset Value, End of Period	$28.91	$28.19	$23.72	$31.42	$29.48

Total Return	2.84%	19.56%	(24.29)%	6.58%	5.25%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.80%	1.76%	1.72%	1.76%
Net expenses	1.68%	1.66%	1.63%	1.63%	1.72%
Net investment income (loss)	0.32%	0.43%	0.35%	0.24%	(0.29)%

Supplemental Data:
Net assets, end of period (000’s)	$23,108	$28,189	$25,778	$62,724	$67,288
Portfolio turnover rate(b)	49%	175%	265%	221%	123%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Technology :: 69

The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total of 10.73%, compared to a return of 12.58%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), EMC Corp (+31.08%), and Oracle Corp (+27.60%), while the bottom three performers in this group were Hewlett-Packard Co (-18.27%), Cisco Systems Inc (-15.50%), and Microsoft Corp (-8.43%).

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Technology	10.73%	4.22%	-4.35%
Dow Jones U.S. Technology Index	12.58%	6.15%	-2.14%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**

Fund	Gross	Net

ProFund VP Technology	1.79%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	13.2%
Microsoft Corp.	9.6%
International Business Machines Corp.	8.1%
Google, Inc.—Class A	6.1%
Oracle Corp.	5.4%
Dow Jones U.S. Technology Index–Composition
% of Index

Technology Hardware and Equipment	56%
Software and Computer Services	44%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

70 :: ProFund VP Technology :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (99.2%)
	Shares	Value

ACI Worldwide, Inc.* (Software)	323	$8,679
Acme Packet, Inc.* (Telecommunications)	323	17,171
Adobe Systems, Inc.* (Software)	3,553	109,361
ADTRAN, Inc. (Telecommunications)	323	11,696
Advanced Micro Devices, Inc.* (Semiconductors)	3,876	31,706
Advent Software, Inc.* (Software)	323	18,708
Akamai Technologies, Inc.* (Internet)	1,292	60,789
Allscripts Healthcare Solutions, Inc.* (Software)	1,292	24,897
Altera Corp. (Semiconductors)	2,261	80,446
Amdocs, Ltd.* (Telecommunications)	1,292	35,491
Amkor Technology, Inc.* (Semiconductors)	646	4,774
Analog Devices, Inc. (Semiconductors)	2,261	85,172
ANSYS, Inc.* (Software)	646	33,637
AOL, Inc.* (Internet)	646	15,317
Apple Computer, Inc.* (Computers)	6,460	2,083,738
Applied Materials, Inc. (Semiconductors)	9,690	136,144
Applied Micro Circuits Corp.* (Semiconductors)	323	3,450
Ariba, Inc.* (Internet)	646	15,174
Arris Group, Inc.* (Telecommunications)	969	10,872
Aruba Networks, Inc.* (Telecommunications)	646	13,488
athenahealth, Inc.* (Software)	323	13,236
Atheros Communications* (Telecommunications)	646	23,204
Atmel Corp.* (Semiconductors)	3,230	39,794
ATMI, Inc.* (Semiconductors)	323	6,441
Autodesk, Inc.* (Software)	1,615	61,693
Blackboard, Inc.* (Software)	323	13,340
BMC Software, Inc.* (Software)	1,292	60,905
Brightpoint, Inc.* (Distribution/Wholesale)	646	5,640
Broadcom Corp.—Class A (Semiconductors)	3,230	140,666
Brocade Communications Systems, Inc.* (Computers)	3,230	17,087
CA, Inc. (Software)	2,907	71,047
Cabot Microelectronics Corp.* (Chemicals)	323	13,388
CACI International, Inc.—Class A* (Computers)	323	17,248
Cadence Design Systems, Inc.* (Computers)	1,938	16,008
Cavium Networks, Inc.* (Semiconductors)	323	12,171
Cerner Corp.* (Software)	646	61,202
Check Point Software Technologies, Ltd.* (Internet)	1,292	59,768
Ciena Corp.* (Telecommunications)	646	13,598
Cisco Systems, Inc.* (Telecommunications)	36,176	731,840
Citrix Systems, Inc.* (Software)	1,292	88,386
Cognizant Technology Solutions Corp.* (Computers)	2,261	165,709
Computer Sciences Corp. (Computers)	969	48,062
Compuware Corp.* (Software)	1,615	18,847
Comtech Telecommunications Corp. (Telecommunications)	323	8,957
Concur Technologies, Inc.* (Software)	323	16,773
Corning, Inc. (Telecommunications)	10,982	212,172
Cree Research, Inc.* (Semiconductors)	646	42,565
CSG Systems International, Inc.* (Software)	323	6,118
Cymer, Inc.* (Electronics)	323	14,558
Cypress Semiconductor Corp.* (Semiconductors)	1,292	24,005
Dell, Inc.* (Computers)	12,274	166,313
Diebold, Inc. (Computers)	323	10,352
Digital River, Inc.* (Internet)	323	11,118
DST Systems, Inc. (Computers)	323	14,325
EarthLink, Inc. (Internet)	646	5,556
Electronics for Imaging, Inc.* (Computers)	323	4,622
EMC Corp.* (Computers)	14,535	332,851
Emulex Corp.* (Semiconductors)	646	7,532
Equinix, Inc.* (Internet)	323	26,247
F5 Networks, Inc.* (Internet)	646	84,083
Fair Isaac Corp. (Software)	323	7,548
Fairchild Semiconductor International, Inc.* (Semiconductors)	969	15,126
Finisar Corp.* (Telecommunications)	646	19,180
FormFactor, Inc.* (Semiconductors)	323	2,868
Gartner Group, Inc.* (Commercial Services)	646	21,447
Google, Inc.—Class A* (Internet)	1,615	959,262
Harmonic, Inc.* (Telecommunications)	969	8,304
Harris Corp. (Telecommunications)	969	43,896
Hewlett-Packard Co. (Computers)	16,150	679,915
Hittite Microwave Corp.* (Semiconductors)	323	19,716
IAC/InterActiveCorp* (Internet)	646	18,540
Informatica Corp.* (Software)	646	28,443
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	969	18,498
Insight Enterprises, Inc.* (Retail)	323	4,251
Integrated Device Technology, Inc.* (Semiconductors)	969	6,454
Intel Corp. (Semiconductors)	39,406	828,708
InterDigital, Inc.* (Telecommunications)	323	13,450
Intermec, Inc.* (Machinery-Diversified)	323	4,089
International Business Machines Corp. (Computers)	8,721	1,279,894
International Rectifier Corp.* (Semiconductors)	646	19,180
Intersil Corp.—Class A (Semiconductors)	969	14,797
Intuit, Inc.* (Software)	1,938	95,543
j2 Global Communications, Inc.* (Internet)	323	9,351
JDA Software Group, Inc.* (Software)	323	9,044
JDS Uniphase Corp.* (Telecommunications)	1,615	23,385
Juniper Networks, Inc.* (Telecommunications)	3,876	143,102
KLA -Tencor Corp. (Semiconductors)	1,292	49,923
Lam Research Corp.* (Semiconductors)	969	50,175
Lexmark International, Inc.—Class A* (Computers)	646	22,494
Linear Technology Corp. (Semiconductors)	1,615	55,863
LSI Logic Corp.* (Semiconductors)	4,522	27,087
Marvell Technology Group, Ltd.* (Semiconductors)	3,876	71,900
Maxim Integrated Products, Inc. (Semiconductors)	2,261	53,405
McAfee, Inc.* (Internet)	969	44,874
MEMC Electronic Materials, Inc.* (Semiconductors)	1,615	18,185
Mentor Graphics Corp.* (Computers)	646	7,752

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 71

Common Stocks, continued
	Shares	Value

Microchip Technology, Inc. (Semiconductors)	1,292	$44,199
Micron Technology, Inc.* (Semiconductors)	7,106	56,990
Micros Systems, Inc.* (Computers)	646	28,334
Microsemi Corp.* (Semiconductors)	646	14,793
Microsoft Corp. (Software)	54,264	1,515,051
Motorola, Inc.* (Telecommunications)	15,181	137,692
National Semiconductor Corp. (Semiconductors)	1,615	22,222
NCR Corp.* (Computers)	1,292	19,858
NetApp, Inc.* (Computers)	2,584	142,017
Netlogic Microsystems, Inc.* (Semiconductors)	323	10,145
Novell, Inc.* (Software)	2,584	15,297
Novellus Systems, Inc.* (Semiconductors)	646	20,879
Nuance Communications, Inc.* (Software)	1,615	29,361
NVIDIA Corp.* (Semiconductors)	4,199	64,665
OmniVision Technologies, Inc.* (Semiconductors)	323	9,564
ON Semiconductor Corp.* (Semiconductors)	2,907	28,721
Oracle Corp. (Software)	27,132	849,232
Parametric Technology Corp.* (Software)	969	21,832
Pitney Bowes, Inc. (Office/Business Equipment)	1,615	39,051
Plantronics, Inc. (Telecommunications)	323	12,022
PMC-Sierra, Inc.* (Semiconductors)	1,615	13,873
Polycom, Inc.* (Telecommunications)	646	25,181
Progress Software Corp.* (Software)	323	13,669
QLogic Corp.* (Semiconductors)	646	10,995
Qualcomm, Inc. (Telecommunications)	11,305	559,484
Quality Systems, Inc. (Software)	323	22,552
Quest Software, Inc.* (Software)	323	8,960
Rackspace Hosting, Inc.* (Internet)	646	20,291
Rambus, Inc.* (Semiconductors)	646	13,230
Red Hat, Inc.* (Software)	1,292	58,980
RF Micro Devices, Inc.* (Telecommunications)	1,938	14,244
Riverbed Technology, Inc.* (Computers)	969	34,080
Rovi Corp.* (Semiconductors)	646	40,058
SAIC, Inc.* (Commercial Services)	2,584	40,982
Salesforce.com, Inc.* (Software)	969	127,908
SanDisk Corp.* (Computers)	1,615	80,524
SAVVIS, Inc.* (Telecommunications)	323	8,243
Seagate Technology LLC* (Computers)	3,230	48,547
Semtech Corp.* (Semiconductors)	323	7,313
Silicon Laboratories, Inc.* (Semiconductors)	323	14,864
Skyworks Solutions, Inc.* (Semiconductors)	1,292	36,990
Solera Holdings, Inc. (Software)	646	33,153
Sonus Networks, Inc.* (Telecommunications)	1,615	4,312
SRA International, Inc.—Class A* (Computers)	323	6,605
SuccessFactors, Inc.* (Commercial Services)	646	18,708
Symantec Corp.* (Internet)	5,491	91,919
Synaptics, Inc.* (Computers)	323	9,490
Syniverse Holdings, Inc.* (Telecommunications)	646	19,929
Synopsys, Inc.* (Computers)	969	26,076
Tech Data Corp.* (Distribution/Wholesale)	323	14,218
Tekelec* (Telecommunications)	646	7,694
Tellabs, Inc. (Telecommunications)	2,584	17,519
Teradata Corp.* (Computers)	1,292	53,179
Teradyne, Inc.* (Semiconductors)	1,292	18,140
Tessera Technologies, Inc.* (Semiconductors)	323	7,154
Texas Instruments, Inc. (Semiconductors)	8,398	272,935
Tibco Software, Inc.* (Internet)	1,292	25,465
TriQuint Semiconductor, Inc.* (Semiconductors)	969	11,328
Unisys Corp.* (Computers)	323	8,362
United Online, Inc. (Internet)	646	4,264
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	646	23,883
VeriFone Systems, Inc.* (Software)	646	24,910
VeriSign, Inc. (Internet)	1,292	42,210
ViaSat, Inc.* (Telecommunications)	323	14,344
VMware, Inc.—Class A* (Software)	646	57,436
Websense, Inc.* (Internet)	323	6,541
Western Digital Corp.* (Computers)	1,615	54,748
Xerox Corp. (Office/Business Equipment)	9,690	111,629
Xilinx, Inc. (Semiconductors)	1,938	56,163
Yahoo!, Inc.* (Internet)	9,044	150,402

TOTAL COMMON STOCKS
(Cost $6,962,661)		15,659,395

TOTAL INVESTMENT SECURITIES
(Cost $6,962,661)—99.2%		15,659,395
Net other assets (liabilities)—0.8%		123,780

NET ASSETS—100.0%		$15,783,175

*	Non-income producing security

ProFund VP Technology invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Chemicals	$13,388	0.1%
Commercial Services	81,137	0.5%
Computers	5,378,190	34.1%
Distribution/Wholesale	38,356	0.2%
Electronics	14,558	0.1%
Internet	1,651,171	10.5%
Machinery-Diversified	4,089	NM
Office/Business Equipment	150,680	1.0%
Retail	4,251	NM
Semiconductors	2,647,357	16.8%
Software	3,525,748	22.3%
Telecommunications	2,150,470	13.6%
Other**	123,780	0.8%

Total	$15,783,175	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

72 :: ProFund VP Technology :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$6,962,661

Securities, at value	15,659,395

Total Investment Securities, at value	15,659,395
Dividends receivable	860
Receivable for capital shares issued	203,928
Receivable for investments sold	65,334
Prepaid expenses	68

TOTAL ASSETS	15,929,585

LIABILITIES:
Cash overdraft	16,829
Payable for investments purchased	97,375
Advisory fees payable	8,832
Management services fees payable	1,177
Administration fees payable	501
Administrative services fees payable	3,946
Distribution fees payable	5,252
Trustee fees payable	1
Transfer agency fees payable	1,500
Fund accounting fees payable	1,003
Compliance services fees payable	47
Other accrued expenses	9,947

TOTAL LIABILITIES	146,410

NET ASSETS	$15,783,175

NET ASSETS CONSIST OF:
Capital	$15,663,375
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(8,576,934)
Net unrealized appreciation (depreciation) on investments	8,696,734

NET ASSETS	$15,783,175

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	938,212

Net Asset Value (offering and redemption price per share)	$16.82

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$147,886
Interest	36

TOTAL INVESTMENT INCOME	147,922

EXPENSES:
Advisory fees	118,739
Management services fees	15,832
Administration fees	6,726
Transfer agency fees	9,616
Administrative services fees	40,227
Distribution fees	39,580
Custody fees	10,967
Fund accounting fees	13,886
Trustee fees	241
Compliance services fees	102
Other fees	19,608

Total Gross Expenses before reductions	275,524
Less Expenses reduced by the Advisor	(9,599)

TOTAL NET EXPENSES	265,925

NET INVESTMENT INCOME (LOSS)	(118,003)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,371,052
Change in net unrealized appreciation/depreciation on investments	(943,084)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	427,968

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$309,965

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 73

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(118,003)	$(110,186)
Net realized gains (losses) on investments	1,371,052	(160,168)
Change in net unrealized appreciation/depreciation on investments	(943,084)	7,715,503

Change in net assets resulting from operations	309,965	7,445,149

CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,199,221	55,293,256
Value of shares redeemed	(32,742,068)	(42,739,016)

Change in net assets resulting from capital transactions	(11,542,847)	12,554,240

Change in net assets	(11,232,882)	19,999,389
NET ASSETS:
Beginning of period	27,016,057	7,016,668

End of period	$15,783,175	$27,016,057

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	1,394,681	4,602,255
Redeemed	(2,234,832)	(3,569,636)

Change in shares	(840,151)	1,032,619

See accompanying notes to the financial statements.

74 :: ProFund VP Technology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$15.19	$9.41	$16.91	$14.77	$14.91

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.08)	(0.11)	(0.16)	(0.16)
Net realized and unrealized gains (losses) on investments	1.74	5.86	(7.39)	2.30	1.27

Total income (loss) from investment activities	1.63	5.78	(7.50)	2.14	1.11

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	—	(1.25)

Total distributions	—	—	—	—	(1.25)

Net Asset Value, End of Period	$16.82	$15.19	$9.41	$16.91	$14.77

Total Return	10.73%	61.42%	(44.35)%	14.41%	8.07%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.79%	1.75%	1.72%	1.78%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)	(0.75)%	(0.64)%	(0.82)%	(1.01)%	(1.07)%

Supplemental Data:
Net assets, end of period (000’s)	$15,783	$27,016	$7,017	$35,445	$18,517
Portfolio turnover rate(b)	103%	225%	238%	332%	254%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP U.S. Government Plus :: 75

The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended December 31, 2010, the Fund had a total return of 10.10%, compared to a total return of 9.15%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2010 the most recent Long Bond issued carried a maturity date of November 15, 2040 and a 4.25% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 9.15% for the twelve months ended December 31, 2010 as measured by the Ryan Labs Treasury 30 Year Index. The yield on the Long Bond decreased from 4.63% on 12/31/09 to 4.34% on 12/31/10. The Long Bond’s total return of 9.15% for the period consisted of 4.25% derived from the yield of the bond and 4.90% derived from the price change of the bond. Since this Fund employs leverage, the daily performance of the Long Bond had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP U.S. Government Plus	10.10%	3.15%	5.33%
30-year U.S. Treasury Bond	9.15%	4.34%	6.41%
Barclays Capital U.S. Treasury: Long-Term Index	9.37%	5.68%	6.78%

Expense Ratios**

Fund	Gross	Net

ProFund VP U.S. Government Plus	1.53%	1.38%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	99%
U.S. Treasury Bonds	32%

Total Exposure	131%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
[3]
The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

76 :: ProFund VP U.S. Government Plus :: Financial Statements

Schedule of Portfolio Investments

U.S. Treasury Obligations (44.9%)
	Principal Amount	Value

U.S. Treasury Bonds, 4.250%, 11/15/40	$13,400,000	$13,186,438
U.S. Treasury Notes, 0.625%, 12/31/12	5,126,000	5,128,803

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,361,278)		18,315,241

Repurchase Agreements (63.7%)
Bank of America, 0.05%, 1/3/11+, dated
12/31/10, with a repurchase price of
$5,195,022 (Collateralized by
$5,207,900 U.S. Treasury Notes,
1.38%, 9/15/12, total value of
$5,299,036)	5,195,000	5,195,000
Deutsche Bank, 0.16%, 1/3/11+, dated
12/31/10, with a repurchase price of
$5,195,069 (Collateralized by
$5,308,000 Federal National Mortgage
Association, 0.21%‡, 8/8/11, total
value of $5,301,301)	5,195,000	5,195,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10,
with a repurchase price of $5,188,069
(Collateralized by $5,280,800 of
various U.S. Treasury Obligations,
0.19%‡–2.13%, 11/17/11-12/31/15,
total value of $5,292,898)	5,188,000	5,188,000
UBS, 0.15%, 1/3/11+, dated 12/31/10,
with a repurchase price of $5,195,065
(Collateralized by $5,290,000 Federal
Home Loan Bank, 0.50%, 6/30/11,
total value of $5,309,838)	5,195,000	5,195,000
UMB, 0.07%, 1/3/11+, dated 12/31/10,
with a repurchase price of $5,195,030
(Collateralized by $5,258,221 of
various U.S. Treasury Notes,
0.88% –1.88%, 4/30/11-6/15/12,
total value of $5,299,011)	5,195,000	5,195,000

TOTAL REPURCHASE AGREEMENTS
(Cost $25,968,000)		25,968,000

TOTAL INVESTMENT SECURITIES
(Cost $44,329,278)—108.6%		44,283,241
Net other assets (liabilities)—(8.6)%		(3,494,619)

NET ASSETS—100.0%		$40,788,622

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $5,982,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	$(492,031)	$(349,956)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	41,035,406	(907,314)

		$(1,257,270)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 77

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$44,329,278

Securities, at value	18,315,241
Repurchase agreements, at value	25,968,000

Total Investment Securities, at value	44,283,241
Cash	52
Interest receivable	74,114
Receivable for capital shares issued	2,148
Prepaid expenses	273

TOTAL ASSETS	44,359,828

LIABILITIES:
Payable for capital shares redeemed	2,221,689
Unrealized loss on swap agreements	1,257,270
Advisory fees payable	14,560
Management services fees payable	2,912
Administration fees payable	1,527
Administrative services fees payable	18,031
Distribution fees payable	17,839
Trustee fees payable	2
Transfer agency fees payable	4,891
Fund accounting fees payable	3,058
Compliance services fees payable	169
Other accrued expenses	29,258

TOTAL LIABILITIES	3,571,206

NET ASSETS	$40,788,622

NET ASSETS CONSIST OF:
Capital	$61,188,396
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(19,096,467)
Net unrealized appreciation (depreciation) on investments	(1,303,307)

NET ASSETS	$40,788,622

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,079,835

Net Asset Value (offering and redemption price per share)	$19.61

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$1,151,724

EXPENSES:
Advisory fees	319,052
Management services fees	63,810
Administration fees	26,131
Transfer agency fees	37,968
Administrative services fees	197,233
Distribution fees	159,526
Custody fees	8,201
Fund accounting fees	50,520
Trustee fees	712
Compliance services fees	647
Other fees	76,749

Total Gross Expenses before reductions	940,549
Less Expenses reduced by the Advisor	(59,965)

TOTAL NET EXPENSES	880,584

NET INVESTMENT INCOME (LOSS)	271,140

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,671,969
Net realized gains (losses) on futures contracts	229,654
Net realized gains (losses) on swap agreements	1,123,362
Change in net unrealized appreciation/depreciation on investments	(912,632)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,112,353

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,383,493

See accompanying notes to the financial statements.

78 :: ProFund VP U.S. Government Plus :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$271,140	$(103,257)
Net realized gains (losses) on investments	3,024,985	(21,449,915)
Change in net unrealized appreciation/depreciation on investments	(912,632)	(11,724,436)

Change in net assets resulting from operations	2,383,493	(33,277,608)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(278,335)	—
Return of capital	—	(30,119)
Net realized gains on investments	—	(24,247,436)

Change in net assets resulting from distributions	(278,335)	(24,277,555)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	286,596,115	232,544,751
Dividends reinvested	278,335	24,277,555
Value of shares redeemed	(290,573,191)	(282,368,668)

Change in net assets resulting from capital transactions	(3,698,741)	(25,546,362)

Change in net assets	(1,593,583)	(83,101,525)
NET ASSETS:
Beginning of period	42,382,205	125,483,730

End of period	$40,788,622	$42,382,205

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	14,461,533	9,053,640
Reinvested	13,042	1,257,781
Redeemed	(14,764,828)	(10,596,545)

Change in shares	(290,253)	(285,124)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP U.S. Government Plus :: 79

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$17.88	$47.26	$32.10	$30.20	$32.75

Investment Activities:
Net investment income (loss)(a)	0.08	(0.05)	0.58	1.06	1.04
Net realized and unrealized gains (losses) on investments	1.73	(14.27)	15.15	1.91	(2.55)

Total income (loss) from investment activities	1.81	(14.32)	15.73	2.97	(1.51)

Distributions to Shareholders From:
Net investment income	(0.08)	—	(0.57)	(1.07)	(1.04)
Return of capital	—	(0.01)	—	—	—
Net realized gains on investments	—	(15.05)	—	—	—

Total distributions	(0.08)	(15.06)	(0.57)	(1.07)	(1.04)

Net Asset Value, End of Period	$19.61	$17.88	$47.26	$32.10	$30.20

Total Return	10.10%	(32.62)%	49.73%	10.12%	(4.52)%

Ratios to Average Net Assets:
Gross expenses	1.47%	1.53%	1.45%	1.43%	1.42%
Net expenses	1.38%	1.36%	1.33%	1.33%	1.38%
Net investment income (loss)	0.42%	(0.16)%	1.71%	3.55%	3.45%

Supplemental Data:
Net assets, end of period (000’s)	$40,789	$42,382	$125,484	$94,705	$33,259
Portfolio turnover rate(b)	658%	808%	464%	474%	1,308%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

80 :: ProFund VP Rising Rates Opportunity :: Management Discussion of Fund Performance

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended December 31, 2010 the Fund had a total return of -16.03%, compared to a total return of 9.15%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2010 the most recent Long Bond issued carried a maturity date of November 15, 2040 and a 4.25% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 9.15% for the twelve months ended December 31, 2010 as measured by the Ryan Labs Treasury 30 Year Index. The yield on the Long Bond decreased from 4.63% on 12/31/09 to 4.34% on 12/31/10. The Long Bond’s total return of 9.15% for the period consisted of 4.25% derived from the yield of the bond and 4.90% derived from the price change of the bond. Since this Fund is designed to have inverse (opposite) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment at Net Asset Value*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Rising Rates Opportunity	-16.03%	-6.39%	-8.60%
30-year U.S. Treasury Bond	9.15%	4.34%	6.41%
Barclays Capital U.S. Treasury: Long-Term Index	9.37%	5.68%	6.78%

Expense Ratios**

Fund	Gross	Net

ProFund VP Rising Rates Opportunity	1.73%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(5)%
Swap Agreements	(121)%

Total Exposure	(126)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
[3]
The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 81

Schedule of Portfolio Investments

U.S. Treasury Obligations (29.4%)

	Principal Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$17,512,000	$17,521,577

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,527,713)		17,521,577

Repurchase Agreements (68.7%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,034 (Collateralized by $8,193,200 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $8,336,577)	8,173,000	8,173,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,109 (Collateralized by $8,348,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $8,337,465)	8,173,000	8,173,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,169,109 (Collateralized by $8,310,100 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $8,333,783)	8,169,000	8,169,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,102 (Collateralized by $8,310,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $8,341,162)	8,173,000	8,173,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $8,173,048 (Collateralized by $8,187,108 of various U.S. Treasury Notes, 0.88%–1.88%, 4/30/11-8/15/12, total value of $8,336,563)	8,173,000	8,173,000

TOTAL REPURCHASE AGREEMENTS
(Cost $40,861,000)		40,861,000

TOTAL INVESTMENT SECURITIES
(Cost $58,388,712)—98.1%		58,382,577
Net other assets (liabilities)—1.9%		1,105,922

NET ASSETS—100.0%		$59,488,499

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $5,002,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/23/11 (Underlying notional amount at value $2,928,750)	24	$126,154

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	$(28,439,406)	$121,740
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	(43,692,375)	641,109

		$762,849

See accompanying notes to the financial statements.

82 :: ProFund VP Rising Rates Opportunity :: Financial Statments

Statement of Assets and Liabilities December 31, 2010
ASSETS:
Total Investment Securities, at cost	$58,388,712

Securities, at value	17,521,577
Repurchase agreements, at value	40,861,000

Total Investment Securities, at value	58,382,577
Cash	518
Segregated cash balances with brokers	91,350
Interest receivable	436
Unrealized gain on swap agreements	762,849
Receivable for capital shares issued	413,371
Prepaid expenses	284

TOTAL ASSETS	59,651,385

LIABILITIES:
Payable for capital shares redeemed	5,114
Variation margin on futures contracts	27,000
Advisory fees payable	35,195
Management services fees payable	4,693
Administration fees payable	1,845
Administrative services fees payable	21,289
Distribution fees payable	20,682
Trustee fees payable	2
Transfer agency fees payable	5,226
Fund accounting fees payable	3,693
Compliance services fees payable	170
Other accrued expenses	37,977

TOTAL LIABILITIES	162,886

NET ASSETS	$59,488,499

NET ASSETS CONSIST OF:
Capital	$133,756,306
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(75,150,675)
Net unrealized appreciation (depreciation) on investments	882,868

NET ASSETS	$59,488,499

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,957,431

Net Asset Value (offering and redemption price per share)	$12.00

Statement of Operations For the year ended December 31, 2010
INVESTMENT INCOME:
Interest	$62,597

EXPENSES:
Advisory fees	415,821
Management services fees	55,442
Administration fees	23,757
Transfer agency fees	33,753
Administrative services fees	163,413
Distribution fees	138,607
Custody fees	7,677
Fund accounting fees	44,830
Trustee fees	742
Compliance services fees	480
Other fees	65,348

Total Gross Expenses before reductions	949,870
Less Expenses reduced by the Advisor	(18,431)

TOTAL NET EXPENSES	931,439

NET INVESTMENT INCOME (LOSS)	(868,842)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(20,097)
Net realized gains (losses) on futures contracts	(740,935)
Net realized gains (losses) on swap agreements	(10,461,409)
Change in net unrealized appreciation/depreciation on investments	1,309,067

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(9,913,374)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,782,216)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 83

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(868,842)	$(842,720)
Net realized gains (losses) on investments	(11,222,441)	14,123,895
Change in net unrealized appreciation/depreciation on investments	1,309,067	(1,019,323)

Change in net assets resulting from operations	(10,782,216)	12,261,852

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(291,473)

Change in net assets resulting from distributions	—	(291,473)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	165,438,594	197,711,133
Dividends reinvested	—	291,473
Value of shares redeemed	(150,977,627)	(190,752,996)

Change in net assets resulting from capital transactions	14,460,967	7,249,610

Change in net assets	3,678,751	19,219,989
NET ASSETS:
Beginning of period	55,809,748	36,589,759

End of period	$59,488,499	$55,809,748

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	13,063,428	14,725,896
Reinvested	—	21,591
Redeemed	(12,011,805)	(14,208,014)

Change in shares	1,051,623	539,473

See accompanying notes to the financial statements.

84 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$14.29	$10.87	$18.53	$20.70	$19.13

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.21)	0.08	0.72	0.70
Net realized and unrealized gains (losses) on investments	(2.09)	3.70	(6.82)	(1.72)	1.26

Total income (loss) from investment activities	(2.29)	3.49	(6.74)	(1.00)	1.96

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.92)	(1.17)	(0.39)

Net Asset Value, End of Period	$12.00	$14.29	$10.87	$18.53	$20.70

Total Return	(16.03)%	32.18%	(37.97)%	(5.20)%	10.15%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.73%	1.68%	1.63%	1.64%
Net expenses	1.68%	1.66%	1.63%	1.58%	1.61%
Net investment income (loss)	(1.57)%	(1.57)%	0.44%	3.47%	3.31%

Supplemental Data:
Net assets, end of period (000’s)	$59,488	$55,810	$36,590	$75,041	$130,894
Portfolio turnover rate(b)	436% (c)	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Notes to Financial Statements

86 :: Notes to Financial Statements :: December 31, 2010

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report: ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds VP will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. For the year ended December 31, 2010, there were no short sale transactions.

December 31, 2010 :: Notes to Financial Statements :: 87

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2010, the ProFunds VP did not hold any when-issued securities.

Foreign Currency Transactions

Each ProFund VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective. Options held during the year ended December 31, 2010, were used as a hedge to limit each ProFund VP’s market exposure. All other derivative instruments held during the year ended December 31, 2010, gained exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet its investment objective during the year ended Dec ember 31, 2010. The volume associated with derivative positions in the ProFund VP U.S. Government Plus was 86%, based on average monthly notional amount in comparison to net assets during the year ended December 31, 2010.

With the exception of the ProFund VP U.S. Government Plus, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The non-money market ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The non-money market ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

88 :: Notes to Financial Statements :: December 31, 2010

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. During the year ended December 31, 2010, the ProFunds VP did not write options.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The non-money market ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the Funds may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements”.

Some Funds may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity (“short” the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the Funds may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

December 31, 2010 :: Notes to Financial Statements :: 89

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e. the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at December 31, 2010 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the Fund’s Statement of Assets and Liabilities as of December 31, 2010:

	Assets			Liabilities

			Unrealized			Unrealized
	Variation	Unrealized	Appreciation	Variation	Unrealized	Depreciation
	Margin on	Gain	on Forward	Margin on	Loss	on Forward
	Futures	on Swap	Currency	Futures	on Swap	Currency
Fund	Contracts*	Agreements	Contract	Contracts*	Agreements	Contracts

Equity Risk Exposure:
ProFund VP Europe 30	$13,119	$–	$–	$–	$–	$–
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	–	–	–	–	1,257,270	–
ProFund VP Rising Rates Opportunity	126,154	762,849	–	–	–	–

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

90 :: Notes to Financial Statements :: December 31, 2010

The Effect of Derivative Instruments on the Fund’s Statement of Operations for the year ended December 31, 2010:

Net Change in Unrealized Appreciation
	Realized Gain (Loss) on Derivatives			(Depreciation) on Derivatives
	Recognized as a Result from Operations			Recognized as a Result from Operations

			Net Realized	Change in
	Net Realized	Net Realized	Gains (Losses)	Net Unrealized
	Gains (Losses)	Gains (Losses)	on Forward	Appreciation/
	on Futures	on Swap	Currency	Depreciation
Fund	Contracts	Agreements	Contracts	on Investments

Equity Risk Exposure:
ProFund VP Europe 30	$80,579	$–	$–	$791
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	229,654	1,123,362	–	(836,727)
ProFund VP Rising Rates Opportunity	(740,935)	(10,461,409)	–	1,314,309

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP, or jointly with an affiliate, are allocated among the respective ProFunds VP and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

December 31, 2010 :: Notes to Financial Statements :: 91

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments, except that fixed-income securities may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended, December 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of December 31, 2010, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Large-Cap Value
Common Stocks	$33,886,487	$–	$–	$–	$33,886,487	$–

Total	$33,886,487	$–	$–	$–	$33,886,487	$–

ProFund VP Large-Cap Growth
Common Stocks	$36,197,443	$–	$–	$–	$36,197,443	$–
Repurchase Agreements	–	–	396,000	–	396,000	–

Total	$36,197,443	$–	$396,000	$–	$36,593,443	$–

ProFund VP Small-Cap Value
Common Stocks	$27,509,362	$–	$–	$–	$27,509,362	$–

Total	$27,509,362	$–	$–	$–	$27,509,362	$–

92 :: Notes to Financial Statements :: December 31, 2010

			LEVEL 2 – Other Significant
	LEVEL 1 – Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Small-Cap Growth
Common Stocks	$58,815,101	$–	$–	$–	$58,815,101	$–
Repurchase Agreements	–	–	4,000	–	4,000	–

Total	$58,815,101	$–	$4,000	$–	$58,819,101	$–

ProFund VP Asia 30
Common Stocks	$98,957,339	$–	$–	$–	$98,957,339	$–
Repurchase Agreements	–	–	246,000	–	246,000	–

Total	$98,957,339	$–	$246,000	$–	$99,203,339	$–

ProFund VP Europe 30
Common Stocks	$47,901,850	$–	$–	$–	$47,901,850	$–
Repurchase Agreements	–	–	304,000	–	304,000	–
Futures Contracts	–	13,119	–	–	–	13,119

Total	$47,901,850	$13,119	$304,000	$–	$48,205,850	$13,119

ProFund VP Financials
Common Stocks	$28,168,762	$–	$–	$–	$28,168,762	$–
Repurchase Agreements	–	–	97,000	–	97,000	–

Total	$28,168,762	$–	$97,000	$–	$28,265,762	$–

ProFund VP Health Care
Common Stocks	$23,124,313	$–	$–	$–	$23,124,313	$–
Repurchase Agreements	–	–	81,000	–	81,000	–

Total	$23,124,313	$–	$81,000	$–	$23,205,313	$–

ProFund VP Technology
Common Stocks	$15,659,395	$–	$–	$–	$15,659,395	$–

Total	$15,659,395	$–	$–	$–	$15,659,395	$–

ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$–	$–	$18,315,241	$–	$18,315,241	$–
Repurchase Agreements	–	–	25,968,000	–	25,968,000	–
Swap Agreements	–	–	–	(1,257,270)	–	(1,257,270)

Total	$–	$–	$44,283,241	$(1,257,270)	$44,283,241	$(1,257,270)

ProFund VP Rising Rates Opportunity
U.S. Treasury Obligations	$–	$–	$17,521,577	$–	$17,521,577	$–
Repurchase Agreements	–	–	40,861,000	–	40,861,000	–
Futures Contracts	–	126,154	–	–	–	126,154
Swap Agreements	–	–	–	762,849	–	762,849

Total	$–	$126,154	$58,382,577	$762,849	$58,382,577	$889,003

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2010.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings.

December 31, 2010 :: Notes to Financial Statements :: 93

Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $204,750 ($409,500 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and affiliated Trusts for the year ended December 31, 2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. These expense limitations remain in effect until April 30, 2011.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2010, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/11	04/30/12	04/30/13	04/30/14	Total

ProFund VP Large-Cap Value	$44,503	$97,951	$57,440	$49,558	$249,452
ProFund VP Large-Cap Growth	14,945	93,898	54,019	35,586	198,448
ProFund VP Small-Cap Value	64,946	82,762	67,168	67,120	281,996
ProFund VP Small-Cap Growth	26,807	79,401	71,321	46,340	223,869
ProFund VP Asia 30	–	106,690	51,307	10,786	168,783
ProFund VP Europe 30	–	36,510	55,765	2,507	94,782
ProFund VP Financials	35,692	55,521	42,736	25,115	159,064
ProFund VP Health Care	21,944	51,152	18,123	10,808	102,027
ProFund VP Technology	10,184	18,478	20,720	4,995	54,377
ProFund VP U.S. Government Plus	36,984	173,433	46,914	38,874	296,205
ProFund VP Rising Rates Opportunity	–	36,185	28,641	13,913	78,739

During the year ended December 31, 2010, the Advisor voluntarily contributed capital of $39,274 and $35,816 in the ProFund VP Small-Cap Value and ProFund VP Small-Cap Growth, respectively, due to correction of investment transactions. The impact to the net asset value and total return is disclosed in the Financial Highlights of the respective ProFund VP.

94 :: Notes to Financial Statements :: December 31, 2010

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2010 were as follows:

	Purchases	Sales

ProFund VP Large-Cap Value	$109,568,160	$108,496,651
ProFund VP Large-Cap Growth	80,265,661	91,918,866
ProFund VP Small-Cap Value	121,467,556	118,180,314
ProFund VP Small-Cap Growth	133,374,398	119,787,747
ProFund VP Asia 30	137,618,623	160,507,596
ProFund VP Europe 30	79,063,801	90,557,019
ProFund VP Financials	40,468,270	41,068,982
ProFund VP Health Care	11,959,271	17,731,913
ProFund VP Technology	16,427,731	27,403,193

The cost of U.S. governemnt security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2010 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$183,995,030	$197,054,789
ProFund VP Rising Rate Opportunity	26,395,655	8,853,369

6. Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of an index’s return over periods longer than one day.

December 31, 2010 :: Notes to Financial Statements :: 95

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds’VP exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7. Federal Income Tax Information

As of the tax year end of December 31, 2010, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18	Total

ProFund VP Large-Cap Value	$–	$–	$–	$–	$–	$3,476,222	$3,158,651	$–	$6,634,873
ProFund VP Large-Cap Growth	–	–	–	–	–	7,186,101	502,193	–	7,688,294
ProFund VP Small-Cap Value	–	–	–	–	–	8,197,735	3,907,712	248,076	12,353,523
ProFund VP Europe 30	–	–	–	–	–	–	3,508,484	1,215,921	4,724,405
ProFund VP Financials	–	–	–	–	–	6,088,475	3,025,224	986,600	10,100,299
ProFund VP Health Care	96,603	545,130	231,706	–	–	3,312,213	2,837,758	–	7,023,410
ProFund VP Technology	–	–	–	635,501	–	2,121,701	–	–	2,757,202
ProFund VP U.S. Government Plus	–	–	–	–	–	–	18,773,965	–	18,773,965
ProFund VP Rising Rates Opportunity	–	8,365,460	22,965,205	–	5,366,257	27,138,193	–	11,189,405	75,024,520

As of the tax year end of December 31, 2010, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options in addition to changes in ProFund VP ownership during the year and in prior years.To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	Total

ProFund VP Europe 30	$7,667,165	$3,425,937	$–	$11,093,102
ProFund VP Financials	945,462	–	–	945,462
ProFund VP Health Care	756,535	–	–	756,535
ProFund VP Technology	186,109	1,756,670	566,821	2,509,600

The tax character of dividends paid to shareholders during the tax year ended December 31, 2010, were as follows:

		Net			Total
	Ordinary	Long-Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

ProFund VP Large-Cap Value	$379,799	$–	$379,799	$–	$379,799
ProFund VP Large-Cap Growth	25,501	–	25,501	–	25,501
ProFund VP Small-Cap Value	52,497	–	52,497	–	52,497
ProFund VP Asia 30	72,405	–	72,405	–	72,405
ProFund VP Europe 30	807,118	–	807,118	–	807,118

96 :: Notes to Financial Statements :: December 31, 2010

		Net			Total
	Ordinary	Long-Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

ProFund VP Financials	$88,722	$–	$88,722	$–	$88,722
ProFund VP Health Care	89,402	–	89,402	–	89,402
ProFund VP U.S. Government Plus	278,335	–	278,335	–	278,335

The tax character of dividends paid to shareholders during the tax year ended December 31, 2009, were as follows:

		Net			Total
	Ordinary	Long-Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

ProFund VP Large-Cap Value	$728,606	$–	$728,606	$–	$728,606
ProFund VP Small-Cap Value	81,880	–	81,880	–	81,880
ProFund VP Small-Cap Growth	–	1,017,559	1,017,559	–	1,017,559
ProFund VP Asia 30	869,798	11,623,305	12,493,103	–	12,493,103
ProFund VP Europe 30	1,427,460	–	1,427,460	–	1,427,460
ProFund VP Financials	487,543	–	487,543	–	487,543
ProFund VP Health Care	110,530	–	110,530	–	110,530
ProFund VP U.S. Government Plus	23,651,729	704,434	24,356,163	30,119	24,386,282
ProFund VP Rising Rates Opportunity	291,473	–	291,473	–	291,473

As of the tax year ended December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Large-Cap Value	$234,226	$–	$–	$(6,634,873)	$(3,266,783)	$(9,667,430)
ProFund VP Large-Cap Growth	–	–	–	(7,688,294)	6,860,095	(828,199)
ProFund VP Small-Cap Value	–	–	–	(12,353,523)	785,094	(11,568,429)
ProFund VP Small-Cap Growth	–	90,289	–	–	5,347,946	5,438,235
ProFund VP Asia 30	26,281	4,423,386	–	–	23,394,507	27,844,174
ProFund VP Europe 30	429,485	–	–	(15,817,507)	3,378,283	(12,009,739)
ProFund VP Financials	–	–	–	(11,045,761)	(1,898,484)	(12,944,245)
ProFund VP Health Care	78,225	–	–	(7,779,945)	3,664,987	(4,036,733)
ProFund VP Technology	–	–	–	(5,266,802)	5,386,602	119,800
ProFund VP U.S. Government Plus	–	–	–	(18,773,965)	(1,625,809)	(20,399,774)
ProFund VP Rising Rates Opportunity	–	–	–	(75,024,520)	756,714	(74,267,806)

At December 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Large-Cap Value	$37,153,270	$6,714,534	$(9,981,317)	$(3,266,783)
ProFund VP Large-Cap Growth	29,733,348	11,227,436	(4,367,341)	6,860,095
ProFund VP Small-Cap Value	26,724,268	7,225,750	(6,440,656)	785,094
ProFund VP Small-Cap Growth	53,471,155	11,577,001	(6,229,055)	5,347,946
ProFund VP Asia 30	75,808,832	34,867,010	(11,472,503)	23,394,507
ProFund VP Europe 30	44,827,567	10,379,909	(7,001,626)	3,378,283
ProFund VP Financials	30,164,246	12,369,226	(14,267,710)	(1,898,484)
ProFund VP Health Care	19,540,326	8,412,558	(4,747,571)	3,664,987
ProFund VP Technology	10,272,793	8,704,664	(3,318,062)	5,386,602
ProFund VP U.S. Government Plus	44,651,780	–	(368,539)	(368,539)
ProFund VP Rising Rates Opportunity	58,388,712	–	(6,135)	(6,135)

Report of Independent Registered Public Accounting Firm :: 97

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (eleven of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2010, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 24, 2011

98 :: Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2010, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends
Received
Deduction

ProFund VP Large-Cap Value	100.00%
ProFund VP Large-Cap Growth	100.00%
ProFund VP Europe 30	3.61%
ProFund VP Financials	100.00%
ProFund VP Health Care	100.00%

For the fiscal year ended December 31, 2010, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Long-Term
Capital Gain

ProFund VP Asia 30	$5,281,306

December 31, 2010 (unaudited) :: Board Approval of Investment Advisory Agreement :: 99

At a meeting held on September 22, 2010, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were acceptable given the services provided.

100 :: Board Approval of Investment Advisory Agreement :: December 31, 2010 (unaudited)

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2010. The Board focused on each Fund’s performance against its benchmark for the same periods and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was satisfactory.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fall-out,” benefits, if any, that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFunds Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

Expense Examples

102 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2010 and held for the entire period from July 1, 2010 through December 31, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10

ProFund VP Large-Cap Value	$1,000.00	$1,205.30	$9.34	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,238.80	9.48	1.68%
ProFund VP Small-Cap Value	1,000.00	1,253.40	9.54	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,269.50	9.61	1.68%
ProFund VP Asia 30	1,000.00	1,216.10	9.38	1.68%
ProFund VP Europe 30	1,000.00	1,242.50	9.50	1.68%
ProFund VP Financials	1,000.00	1,162.60	9.16	1.68%
ProFund VP Health Care	1,000.00	1,127.50	9.01	1.68%
ProFund VP Technology	1,000.00	1,238.60	9.48	1.68%
ProFund VP U.S. Government Plus	1,000.00	925.70	6.70	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,036.30	8.62	1.68%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10

ProFund VP Large-Cap Value	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Asia 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Europe 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Financials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Health Care	1,000.00	1,016.74	8.54	1.68%
ProFund VP Technology	1,000.00	1,016.74	8.54	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,018.25	7.02	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.74	8.54	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Trustees and Officers (unaudited) :: 103

Number of
Operational
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorship
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee*	Trustee

Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to Present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	None

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Executive Officers
Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel and Chief Compliance Officer of ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present).

104 :: Trustees and Officers (unaudited)

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009).

Jack P. Huntington 100 Summer Street, Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008).

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. since 2007 and has been employed by Citi Fund Services Ohio, Inc. in various other roles since 1993.

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/63	Assistant Treasurer	Indefinite; March 2006 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (September 1998 to present).

The ProFunds’ VP Statement of Additional Information includes additional information about the ProFunds’ VP Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

Trustees and Officers (unaudited) :: 105

Number of
Operational
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorship
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee*	Trustee

Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to Present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	None

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Executive Officers
Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel and Chief Compliance Officer of ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present).

106 :: Trustees and Officers (unaudited)

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009).

Jack P. Huntington 100 Summer Street, Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008).

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. since 2007 and has been employed by Citi Fund Services Ohio, Inc. in various other roles since 1993.

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/63	Assistant Treasurer	Indefinite; March 2006 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (September 1998 to present).

The ProFunds’ VP Statement of Additional Information includes additional information about the ProFunds’ VP Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/10

ProFunds

CLASSIC PROFUNDS VP

Small-Cap Value
Japan

ULTRA PROFUND VP

UltraMid-Cap

SECTOR PROFUND VP

Oil & Gas

DECEMBER 31, 2010

Annual Report

Table of Contents

i Message from the Chairman
3 Management Discussion of Fund Performance
7 Financial Statements and Financial Highlights
8 ProFund VP Small-Cap Value
17 ProFund VP Japan
22 ProFund VP UltraMid-Cap
32 ProFund VP Oil & Gas
39 Notes to Financial Statements
49 Report of Independent Registered Public Accounting Firm
50 Additional Tax Information
51 Board Approval of Investment Advisory Agreement
53 Expense Examples
55 Trustees and Officers

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2010.

Market Recovery Stays on Course

U.S. equity markets finished 2010 up solidly despite a turbulent first six months. Large- and mid-cap stocks as measured by the S&P 500® and S&P 400® indexes were down through the end of June, but made a resurgence during the second half of the year ending 2010 up 15.1% and 26.7%, respectively. The Russell 2000® index also reflected a strong recovery for small-cap stocks, reversing a first-half decline to finish the year up 26.9%.

U.S. sector indexes in 2010 rose overall. Leading the way were basic materials, real estate, and industrials, which each rose more than 20%. Showing lesser gains, but still outperforming the S&P 500®, were oil and gas, consumer services, and telecommunications. Remaining U.S. sectors rose for the year as well, but lagged the total return of the S&P 500®.

Overseas, the first six months of 2010 presented significant challenges that drove down the performance of international stocks. As with many of their domestic counterparts, however, they recovered and finished the year more strongly. Developed markets outside of the U.S. and Canada rose 8.2% according to the MSCI EAFE® Index. Emerging markets as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index® finished 2010 up 11.4%.

An Up Year for Bonds and the U.S. Dollar

Fixed-income returns also increased for 2010. 10-year Treasury bonds rose by 8.6% and 30-year Treasuries rose by 9.2% for the year as measured by their respective Ryan Labs Treasury 10 Year and Treasury 30 Year indexes. The broader fixed-income market ended the year up 6.5% according to Barclays Capital U.S. Aggregate Bond Index®. Lastly, the dollar rose 1.4% in 2010 as reported by the New York Board of Trade’s U.S. Dollar Index which measures the dollar’s performance against six foreign currencies.

Thank you for choosing ProFunds. We appreciate the trust you have placed in us and look forward to continuing to serve your investing needs.

Sincerely,

Michael Sapir
Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.1 ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.2

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during the period:3

•	Benchmark Performance: The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•	The Impact of Leverage on the Funds’ Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or –100% of the daily performance of an index was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index. The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% was inversely impacted by the daily performance of the Funds’ underlying indexes.

•	Compounding of Daily Returns and Volatility: Leveraged and Inverse ProFunds VP are designed to provide a multiple of index returns (e.g. 200%, 125%, –200%, –125%, –100%) for a single day only. For longer periods, performance may be greater than or less than the one day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leverage and inverse funds. On periods longer than one day compounding can increase returns in certain upward trending low volatility markets and can decrease losses in certain downward trending low volatility markets. In more volatile periods, compounding commonly reduces returns and increases losses over periods greater than one day. The differences in return over time due to compounding are a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, index volatility and magnitude of index return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of return will generally contribute to greater negative (positive) deviations.

•
Cost of Obtaining Leverage and Inverse Exposure: Funds with positive multiples of a benchmark index (leveraged funds) generally pay a financing rate to obtain the required leverage positions. The rates paid are typically short term rates, such as one month LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most leveraged funds incurred net financing costs, some leveraged funds benefited from a negative financing rate, due to a combination of very low levels of LIBOR and negative spreads.

Funds with negative multiples of a benchmark index (inverse funds) generally receive a financing rate when obtaining the required short positions. The rates received are typically short term rates, such as one month LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most inverse funds benefited from receiving net positive financing rates, some inverse funds incurred costs (i.e., earned negative financing rates), due to a combination of very low levels of LIBOR and negative spreads.

•
Equity Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•
Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

[1]	Other than ProFund VP Money Market.
[2]	A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.
[3]	Past performance is not a guarantee of future results.
[4]	Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

Management Discussion of Fund Performance (unaudited) :: 5

Economy

Financial markets pushed higher in 2010, marking a second year of recovery from the financial crisis of 2008. Policy makers continued to respond with measures that appeared to directly and indirectly drive prices higher across a wide variety of asset classes. Corporate profits were robust and real economic activity steadily recovered, albeit at a slow rate.

The first half of the year featured warnings about contagion from the sovereign debt crisis in Europe and fears of a double-dip recession in the U.S., accompanied by a 1,400 point drop in the Dow Jones Industrial Average which pushed the index below the 10,000 mark. Bond yields plunged as well, and the U.S.Dollar Index surged as investors searched for safe havens. The second half of 2010 was a different story. The stock market reversed course in July, alongside stronger economic data. Bond yields started rising as the global economy regained its footing, and the U.S.Dollar Index gave up some of its gains.

During the summer of 2010, the Federal Open Market Committee (FOMC) began to signal to financial markets that it was considering additional monetary policy accommodation by conducting further asset purchases. At its meeting in early November, the FOMC formally announced its intention to purchase an additional $600 billion in Treasury securities by the end of the second quarter of 2011, about one-third of the value of securities purchased in its earlier programs. In addition, Congress approved an $858 billion package of tax cuts and spending in December which included an extension of unemployment benefits.

Real gross domestic product, the output of goods and services produced by labor and property located in the U.S., increased at an annual rate of 3.2% in the fourth quarter of 2010. Inflation, as measured by changes in the CPI, declined from 2.7% in 2009 to 1.5% in 2010. A deceleration in gasoline prices accounted for much of this slowdown, as it increased 13.8% in 2010 after rising 53.5% in 2009. The unemployment rate was at 9.4% in December 2010, down slightly from 10.0% in December 2009.

During the first half of the year when home buyer tax credits were in place, housing sales were strong and housing prices stabilized but when these credits expired, transactions fell to a fifteen year low and a still-large excess supply of housing continued to weigh on the market. The commercial real estate market also remained anemic. Prices of economically sensitive commodities rallied strongly, with copper and gold reaching all time highs, in part due to strong demand from China and other emerging markets.

Index Performance5

For the one year period ending December 31, 2010 the U.S.equity market posted positive returns as measured by various broad-market indexes. The S&P 500 Index was up +15.1%, the S&P MidCap 400 Index was up +26.7%, the Dow Jones Industrial Average increased +14.1%, the Russell 2000 Index increased +26.9%, and the NASDAQ-100 Index was up +20.2% for the year.

Of the 17 offered Sector ProFunds VP, those that outperformed the S&P 500 Index included Internet (+37.3%), Precious Metals (+36.0%), Basic Materials (+31.7%), Real Estate (+26.9%), Industrials (+26.0%), Consumer Services (+23.7%), Oil & Gas (+19.7%), Consumer Goods (+19.5%), and Telecommunications (+17.7%). Sectors underperforming the S&P 500 Index were Pharmaceuticals (+2.1%), Health Care (+4.5%), Biotechnology (+6.9%), Utilities (+7.8%), Banks (+11.3%), Technology (+12.6%), Financial (+12.7%) and Semiconductors (+14.2%).

Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced positive returns. Based on these indices, Growth outperformed Value in the small and mid capitalization spectrum: Small-Cap Growth +28.4% versus Small-Cap Value +25.0%; Mid-Cap Growth +30.7% versus Mid-Cap Value +22.8%; and Large-Cap Growth and Large-Cap Value were up +15.1% and 15.2%, respectively.

International stocks also fared well, though not quite as well as U.S. Indexes. Major international equity markets posted positive returns generally, except for Japan’s Nikkei 225 Stock Average Index which was down -1.5%. The ProFunds Asia 30 Index increased +15.0%. The Bank of New York Mellon Emerging Markets 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was up +11.4%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., increased +8.2%. The ProFunds Europe 30 Index was up +2.6%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned +9.2%. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was up +1.4% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index).

Index Volatility

Daily volatility for the U.S. equity markets lessened significantly from a year ago. The volatility for the S&P 500 for the year ended December 31, 2010, was 18.06%, which was lower than the prior year’s volatility of 27.27%. At a given index return level, increased volatility tends to

6 :: Management Discussion of Fund Performance (unaudited)

negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones Precious Metals Index. The least volatile were the Dow Jones U.S. Pharmaceuticals Index and the U.S. Dollar Index. The volatility of each index is shown below.

	One Year	Index
Underlying Index	Return(a),(b)	Volatility

Dow Jones U.S. Banks Index	11.3%	29.27%
Dow Jones U.S. Precious Metals Index	36.0%	28.82%
Dow Jones U.S. Basic Materials Index	31.7%	27.55%
Dow Jones U.S. Real Estate Index	26.9%	26.89%
Dow Jones U.S. Semiconductors Index	14.2%	26.46%
S&P SmallCap 600/Citigroup Value Index	25.0%	25.15%
Russell 2000 Index	26.9%	25.09%
Bank of New Yew Mellon Emerging Markets 50 ADR Index	11.4%	24.76%
Dow Jones U.S. Financials Index	12.7%	24.65%
ProFunds Asia 30 Index	15.0%	23.36%
Dow Jones U.S. Oil & Gas Index	19.7%	22.82%
ProFunds Europe 30 Index	2.6%	22.76%
S&P SmallCap 600/Citigroup Growth Index	28.4%	22.73%
Dow Jones U.S. Internet Composite Index	37.3%	22.53%
Dow Jones U.S. Industrials Index	26.0%	21.70%
S&P MidCap 400/Citigroup Value Index	22.8%	21.10%
S&P MidCap 400/Citigroup Growth Index	30.7%	21.09%
S&P MidCap 400 Index	26.7%	21.01%
Nikkei 225 Stock Average Index	-1.5%	20.97%
Dow Jones U.S. Technology Index	12.6%	20.15%
NASDAQ-100 Index	20.2%	19.49%
Dow Jones U.S. Biotechnology Index	6.9%	19.31%
MSCI EAFE Index	8.2%	18.82%
S&P 500/Citigroup Value Index	15.2%	18.50%
Dow Jones U.S. Consumer Services Index	23.7%	18.17%
S&P 500 Index	15.1%	18.06%
S&P 500/Citigroup Growth Index	15.1%	17.90%
Ryan Labs Treasury 30 Year Index	9.2%	17.17%
Dow Jones Industrial Average	14.1%	16.17%
Dow Jones U.S. Utilities Index	7.8%	15.27%
Dow Jones U.S. Health Care Index	4.5%	14.82%
Dow Jones U.S. Telecommunications Index	17.7%	14.46%
Dow Jones U.S. Consumer Goods Index	19.5%	14.12%
Dow Jones U.S. Pharmaceuticals Index	2.1%	13.93%
U.S. Dollar Index	1.4%	8.64%

(a)	Performances are total return except for the ProFunds Europe 30 Index, the ProFunds Asia 30 Index, and the U.S. Dollar Index.
(b)	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding the ProFunds Europe 30 Index and ProFunds Asia 30 Index).

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, the most common benchmark financing rate for the Funds, began the year at 0.21%, rose to a high of 0.33% in May, and dropped to 0.25% by the end of the year. Funds with positive multiples of a benchmark index (leveraged funds) generally pay a financing rate to obtain the required leverage positions. The rates paid are typically short term rates, such as one week LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most leveraged funds incurred net financing costs, some leveraged funds benefited from a negative financing rate, due to a combination of very low levels of LIBOR and negative spreads.

Funds with negative multiples of a benchmark index (inverse funds) generally receive a financing rate when obtaining the required short positions. The rates received are typically short term rates, such as one week LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most inverse funds benefited from receiving net positive financing rates, some inverse funds incurred costs (i.e., earned negative financing rates), due to a combination of very low levels of LIBOR and negative spreads.

ProFunds VP do not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of a company. In addition, PFA does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions;or normally take defensive positions.

Financial Statements and Financial Highlights

8 :: ProFund VP Small-Cap Value :: Management Discussion of Fund Performance

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index. For the year ended December 31, 2010, the Fund had a total return of 22.10%, compared to a total return of 25.01%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization-weighted index comprised of stocks in the S&P SmallCap 600 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Esterline Technologies Corp (+68.24%), Holly Corp (+59.07%), and Actuant Corp (+43.66%), while the bottom three performers in this group were EMCOR Group Inc (+7.73%), Brady Corp (+8.66%), and ProAssurance Corp (+12.83%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Small-Cap Value	22.10%	2.11%	3.43%
S&P SmallCap 600/Citigroup Value Index[3]	25.01%	4.19%	6.16%

Expense Ratios**

Fund	Gross	Net

ProFund VP Small-Cap Value	2.03%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

World Fuel Services Corp.	1.0%
Esterline Technologies Corp.	0.9%
EMCOR Group, Inc.	0.8%
ProAssurance Corp.	0.8%
Actuant Corp.—Class A	0.8%

S&P SmallCap 600/Citigroup Value Index – Composition
% of Index

Industrial	24%
Financial	24%
Consumer Cyclical	14%
Consumer Non-Cyclical	14%
Utilities	6%
Technology	6%
Energy	4%
Communications	4%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap Value :: 9

Schedule of Portfolio Investments

Common Stocks (100.9%)
	Shares	Value

A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,800	$33,138
AAON, Inc. (Building Materials)	540	15,233
AAR Corp.* (Aerospace/Defense)	4,500	123,615
ABM Industries, Inc. (Commercial Services)	5,220	137,286
Acadia Realty Trust (REIT)	1,800	32,832
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,740	206,039
Administaff, Inc. (Commercial Services)	1,260	36,918
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,700	36,828
Aerovironment, Inc.* (Aerospace/Defense)	900	24,147
Affymetrix, Inc.* (Biotechnology)	7,920	39,838
Agilysys, Inc.* (Computers)	2,160	12,161
Albany International Corp.—Class A (Machinery-Diversified)	3,060	72,491
ALLETE, Inc. (Electric)	3,420	127,429
Alliance One International, Inc.* (Agriculture)	9,720	41,213
AMCOL International Corp. (Mining)	1,440	44,640
Amedisys, Inc.* (Healthcare-Services)	3,240	108,540
American States Water Co. (Water)	900	31,023
American Vanguard Corp. (Chemicals)	2,340	19,984
AMERIGROUP Corp.* (Healthcare-Services)	2,160	94,867
Amerisafe, Inc.* (Insurance)	2,160	37,800
AMN Healthcare Services, Inc.* (Commercial Services)	4,320	26,525
AmSurg Corp.* (Healthcare-Services)	3,420	71,649
Analogic Corp. (Electronics)	540	26,735
Anixter International, Inc. (Telecommunications)	3,240	193,525
Apogee Enterprises, Inc. (Building Materials)	3,240	43,643
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,320	140,313
Arch Chemicals, Inc. (Chemicals)	2,880	109,238
Arctic Cat, Inc.* (Leisure Time)	1,440	21,082
Arkansas Best Corp. (Transportation)	2,880	78,970
Arris Group, Inc.* (Telecommunications)	13,860	155,509
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,160	70,006
ATMI, Inc.* (Semiconductors)	2,340	46,660
Audiovox Corp.—Class A* (Telecommunications)	2,160	18,641
Avid Technology, Inc.* (Software)	3,240	56,570
Avista Corp. (Electric)	6,300	141,876
AZZ, Inc. (Miscellaneous Manufacturing)	540	21,605
Badger Meter, Inc. (Electronics)	720	31,838
Bank Mutual Corp. (Banks)	5,220	24,952
Bank of the Ozarks, Inc. (Banks)	540	23,409
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,040	104,177
Basic Energy Services, Inc.* (Oil & Gas Services)	1,620	26,698
Bel Fuse, Inc.—Class B (Electronics)	1,260	30,114
Belden, Inc. (Electrical Components & Equipment)	2,880	106,041
Benchmark Electronics, Inc.* (Electronics)	6,840	124,214
Big 5 Sporting Goods Corp. (Retail)	1,080	16,492
BioMed Realty Trust, Inc. (REIT)	7,740	144,351
Black Box Corp. (Telecommunications)	1,980	75,814
Blyth, Inc. (Household Products/Wares)	540	18,619
Boston Private Financial Holdings, Inc. (Banks)	8,640	56,592
Brady Corp.—Class A (Electronics)	5,940	193,703
Briggs & Stratton Corp. (Machinery-Diversified)	5,580	109,870
Brightpoint, Inc.* (Distribution/Wholesale)	7,560	65,999
Bristow Group, Inc.* (Transportation)	4,140	196,029
Brookline Bancorp, Inc. (Savings & Loans)	6,660	72,261
Brooks Automation, Inc.* (Semiconductors)	7,380	66,937
Brown Shoe Co., Inc. (Retail)	4,860	67,700
Brunswick Corp. (Leisure Time)	5,040	94,449
Brush Engineered Materials, Inc.* (Mining)	720	27,821
Cabot Microelectronics Corp.* (Chemicals)	900	37,305
CACI International, Inc.—Class A* (Computers)	3,420	182,628
Cal-Maine Foods, Inc. (Food)	540	17,053
Calgon Carbon Corp.* (Environmental Control)	3,240	48,989
Callaway Golf Co. (Leisure Time)	7,200	58,104
Cambrex Corp.* (Biotechnology)	3,240	16,751
Cantel Medical Corp. (Healthcare-Products)	360	8,424
Cascade Corp. (Machinery-Diversified)	720	34,042
Casey’s General Stores, Inc. (Retail)	4,320	183,643
CDI Corp. (Commercial Services)	1,440	26,770
Cedar Shopping Centers, Inc. (REIT)	5,220	32,834
Centene Corp.* (Healthcare-Services)	5,580	141,397
Central Garden & Pet Co.—Class A* (Household Products/Wares)	6,120	60,466
Central Vermont Public Service Corp. (Electric)	1,440	31,478
Century Aluminum Co.* (Mining)	3,960	61,499
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,880	90,806
CH Energy Group, Inc. (Electric)	1,800	88,002
Checkpoint Systems, Inc.* (Electronics)	4,500	92,475
Christopher & Banks Corp. (Retail)	3,960	24,354
Ciber, Inc.* (Computers)	7,920	37,066
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,080	45,662
City Holding Co. (Banks)	1,800	65,214
Clarcor, Inc. (Miscellaneous Manufacturing)	2,880	123,523
Clearwater Paper Corp.* (Forest Products & Paper)	1,260	98,658
Cognex Corp. (Machinery-Diversified)	1,980	58,252
Cohu, Inc. (Semiconductors)	1,800	29,844
Coldwater Creek, Inc.* (Retail)	6,660	21,112
Colonial Properties Trust (REIT)	5,580	100,719
Columbia Banking System, Inc. (Banks)	4,500	94,770
Comfort Systems USA, Inc. (Building Materials)	4,320	56,894
Community Bank System, Inc. (Banks)	2,340	64,982
Comtech Telecommunications Corp. (Telecommunications)	3,060	84,854
CONMED Corp.* (Healthcare-Products)	3,240	85,633
Corinthian Colleges, Inc.* (Commercial Services)	9,540	49,703
Cross Country Healthcare, Inc.* (Commercial Services)	3,420	28,967
CryoLife, Inc.* (Biotechnology)	1,980	10,732
CTS Corp. (Electronics)	3,780	41,807
Cubic Corp. (Electronics)	720	33,948
Curtiss-Wright Corp. (Aerospace/Defense)	5,220	173,304
Cymer, Inc.* (Electronics)	1,980	89,239
Daktronics, Inc. (Electronics)	2,340	37,253

See accompanying notes to the financial statements.

10 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value

DealerTrack Holdings, Inc.* (Internet)	1,800	$36,126
Delphi Financial Group, Inc.—Class A (Insurance)	6,120	176,501
Deltic Timber Corp. (Forest Products & Paper)	720	40,565
Diamond Foods, Inc. (Food)	900	47,862
DiamondRock Hospitality Co.* (REIT)	9,540	114,480
Digi International, Inc.* (Software)	2,880	31,968
Dime Community Bancshares, Inc. (Savings & Loans)	1,800	26,262
Drew Industries, Inc. (Building Materials)	2,160	49,075
DSP Group, Inc.* (Semiconductors)	2,700	21,978
Dycom Industries, Inc.* (Engineering & Construction)	3,960	58,410
E.W. Scripps Co.* (Media)	2,160	21,924
Eagle Materials, Inc.—Class A (Building Materials)	3,420	96,615
EastGroup Properties, Inc. (REIT)	1,260	53,323
El Paso Electric Co.* (Electric)	2,700	74,331
Electro Scientific Industries, Inc.* (Electronics)	1,800	28,854
EMCOR Group, Inc.* (Engineering & Construction)	7,380	213,872
Emergent Biosolutions, Inc.* (Biotechnology)	1,080	25,337
Employers Holdings, Inc. (Insurance)	4,500	78,660
EMS Technologies, Inc.* (Telecommunications)	1,800	35,604
Encore Wire Corp. (Electrical Components & Equipment)	2,160	54,173
Entertainment Properties Trust (REIT)	2,700	124,875
Epicor Software Corp.* (Software)	1,980	19,998
EPIQ Systems, Inc. (Software)	3,600	49,428
eResearchTechnology, Inc.* (Internet)	2,520	18,522
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,620	61,301
Esterline Technologies Corp.* (Aerospace/Defense)	3,420	234,578
Ethan Allen Interiors, Inc. (Home Furnishings)	3,240	64,832
Exar Corp.* (Semiconductors)	2,160	15,077
Extra Space Storage, Inc. (REIT)	4,680	81,432
FARO Technologies, Inc.* (Electronics)	900	29,556
Federal Signal Corp. (Miscellaneous Manufacturing)	7,020	48,157
FEI Co.* (Electronics)	2,520	66,553
First Bancorp* (Banks)	36,000	16,560
First Commonwealth Financial Corp. (Banks)	10,620	75,190
First Financial Bancorp (Banks)	3,600	66,528
First Financial Bankshares, Inc. (Banks)	1,260	64,487
First Midwest Bancorp, Inc. (Banks)	8,280	95,385
Forestar Group, Inc.* (Real Estate)	1,620	31,266
Forward Air Corp. (Transportation)	1,440	40,867
Franklin Street Properties Corp. (REIT)	7,740	110,295
Fred’s, Inc. (Retail)	4,320	59,443
Fuller (H.B.) Co. (Chemicals)	5,580	114,501
G & K Services, Inc. (Textiles)	2,160	66,766
GenCorp, Inc.* (Aerospace/Defense)	6,660	34,432
General Communication, Inc.—Class A* (Telecommunications)	1,800	22,788
Genesco, Inc.* (Retail)	1,080	40,489
Gentiva Health Services, Inc.* (Healthcare-Services)	3,420	90,972
Gerber Scientific, Inc.* (Machinery-Diversified)	2,880	22,666
Gibraltar Industries, Inc.* (Iron/Steel)	3,420	46,409
Glacier Bancorp, Inc. (Banks)	8,100	122,391
Greatbatch, Inc.* (Electrical Components & Equipment)	1,080	26,082
Griffon Corp.* (Miscellaneous Manufacturing)	5,220	66,503
Group 1 Automotive, Inc. (Retail)	2,700	112,752
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,620	45,652
Hancock Holding Co. (Banks)	3,240	112,946
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,600	76,284
Hanmi Financial Corp.* (Banks)	16,920	19,458
Harmonic, Inc.* (Telecommunications)	5,940	50,906
Haverty Furniture Cos., Inc. (Retail)	2,160	28,037
Headwaters, Inc.* (Energy-Alternate Sources)	6,840	31,327
Healthcare Realty Trust, Inc. (REIT)	4,680	99,075
Healthways, Inc.* (Healthcare-Services)	3,780	42,185
Heartland Express, Inc. (Transportation)	3,240	51,905
Heartland Payment Systems, Inc. (Commercial Services)	4,320	66,614
Heidrick & Struggles International, Inc. (Commercial Services)	1,980	56,727
Helen of Troy, Ltd.* (Household Products/Wares)	3,420	101,711
Hillenbrand, Inc. (Commercial Services)	3,780	78,662
Holly Corp. (Oil & Gas)	5,040	205,481
Home Bancshares, Inc. (Banks)	2,520	55,516
Home Properties, Inc. (REIT)	1,800	99,882
Horace Mann Educators Corp. (Insurance)	4,500	81,180
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,700	56,376
Hot Topic, Inc. (Retail)	5,040	31,601
Hub Group, Inc.—Class A* (Transportation)	2,520	88,553
Hutchinson Technology, Inc.* (Computers)	2,700	10,017
ICU Medical, Inc.* (Healthcare-Products)	720	26,280
Independent Bank Corp./MA (Banks)	2,340	63,297
Infinity Property & Casualty Corp. (Insurance)	1,440	88,992
InfoSpace, Inc.* (Internet)	4,140	34,362
Inland Real Estate Corp. (REIT)	5,760	50,688
Insight Enterprises, Inc.* (Retail)	5,220	68,695
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,320	114,523
Integral Systems, Inc.* (Computers)	1,080	10,703
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,680	83,398
Interface, Inc.—Class A (Office Furnishings)	3,240	50,706
Intermec, Inc.* (Machinery-Diversified)	5,400	68,364
Intevac, Inc.* (Machinery-Diversified)	1,440	20,174
Invacare Corp. (Healthcare-Products)	3,600	108,576
Investment Technology Group, Inc.* (Diversified Financial Services)	4,680	76,612
ION Geophysical Corp.* (Oil & Gas Services)	8,820	74,794
J & J Snack Foods Corp. (Food)	720	34,733
Jack in the Box, Inc.* (Retail)	5,940	125,512
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,980	36,076
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,440	28,987
K-Swiss, Inc.—Class A* (Apparel)	3,060	38,158
Kaiser Aluminum Corp. (Mining)	1,620	81,146
Kaman Corp. (Aerospace/Defense)	2,880	83,722
Kaydon Corp. (Metal Fabricate/Hardware)	2,520	102,614

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 11

Common Stocks, continued
	Shares	Value

Kelly Services, Inc.—Class A* (Commercial Services)	3,240	$60,912
Kendle International, Inc.* (Commercial Services)	1,620	17,642
Kilroy Realty Corp. (REIT)	3,420	124,727
Kite Realty Group Trust (REIT)	7,200	38,952
Knight Transportation, Inc. (Transportation)	3,600	68,400
La-Z-Boy, Inc.* (Home Furnishings)	5,760	51,955
LaBranche & Co., Inc.* (Diversified Financial Services)	3,960	14,256
Laclede Group, Inc. (Gas)	2,520	92,081
LaSalle Hotel Properties (REIT)	5,220	137,808
Lawson Products, Inc. (Metal Fabricate/Hardware)	540	13,441
LCA-Vision, Inc.* (Healthcare-Products)	1,260	7,245
Lexington Realty Trust (REIT)	7,920	62,964
LHC Group, Inc.* (Healthcare-Services)	540	16,200
Lithia Motors, Inc.—Class A (Retail)	2,520	36,011
Live Nation, Inc.* (Commercial Services)	16,740	191,171
Liz Claiborne, Inc.* (Apparel)	7,200	51,552
LogMeIn, Inc.* (Telecommunications)	900	39,906
LoJack Corp.* (Electronics)	1,260	8,140
LSB Industries, Inc.* (Miscellaneous Manufacturing)	900	21,834
LTC Properties, Inc. (REIT)	1,440	40,435
Lufkin Industries, Inc. (Oil & Gas Services)	1,440	89,842
Lydall, Inc.* (Miscellaneous Manufacturing)	1,980	15,939
M/I Schottenstein Homes, Inc.* (Home Builders)	2,160	33,221
Magellan Health Services, Inc.* (Healthcare-Services)	1,260	59,573
Marcus Corp. (Lodging)	2,520	33,440
MarineMax, Inc.* (Retail)	2,520	23,562
Martek Biosciences Corp.* (Biotechnology)	3,780	118,314
Matrix Service Co.* (Oil & Gas Services)	2,880	35,078
MedCath Corp.* (Healthcare-Services)	2,340	32,643
Medical Properties Trust, Inc. (REIT)	4,680	50,684
Meridian Bioscience, Inc. (Healthcare-Products)	1,980	45,857
Merit Medical Systems, Inc.* (Healthcare-Products)	1,260	19,946
Meritage Homes Corp.* (Home Builders)	3,600	79,920
Methode Electronics, Inc. (Electronics)	4,140	53,696
Microsemi Corp.* (Semiconductors)	4,860	111,294
Mid-America Apartment Communities, Inc. (REIT)	1,620	102,854
Midas, Inc.* (Commercial Services)	1,620	13,138
MKS Instruments, Inc.* (Semiconductors)	3,600	88,164
Mobile Mini, Inc.* (Storage/Warehousing)	1,980	38,986
Molina Healthcare, Inc.* (Healthcare-Services)	1,980	55,143
Monarch Casino & Resort, Inc.* (Lodging)	900	11,250
Moog, Inc.—Class A* (Aerospace/Defense)	5,040	200,592
Movado Group, Inc.* (Retail)	1,980	31,957
MTS Systems Corp. (Computers)	900	33,714
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,320	141,264
Multimedia Games, Inc.* (Leisure Time)	3,060	17,075
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,960	38,570
Nara Bancorp, Inc.* (Banks)	4,320	42,422
Nash Finch Co. (Food)	1,440	61,214
National Financial Partners* (Diversified Financial Services)	2,700	36,180
National Penn Bancshares, Inc. (Banks)	9,720	78,052
National Retail Properties, Inc. (REIT)	3,600	95,400
Natus Medical, Inc.* (Healthcare-Products)	1,440	20,419
NBT Bancorp, Inc. (Banks)	3,960	95,634
NCI Building Systems, Inc.* (Building Materials)	1,440	20,146
NCI, Inc.—Class A* (Computers)	360	8,276
Neenah Paper, Inc. (Forest Products & Paper)	1,620	31,882
Network Equipment Technologies, Inc.* (Telecommunications)	1,800	8,334
New Jersey Resources Corp. (Gas)	4,680	201,755
Newport Corp.* (Electronics)	1,980	34,393
Northwest Natural Gas Co. (Gas)	1,980	92,011
NorthWestern Corp. (Electric)	4,140	119,356
NTELOS Holdings Corp. (Telecommunications)	1,440	27,432
Nutri/System, Inc. (Commercial Services)	1,620	34,069
O’Charley’s, Inc.* (Retail)	2,160	15,552
OfficeMax, Inc.* (Retail)	9,540	168,858
Old Dominion Freight Line, Inc.* (Transportation)	2,340	74,857
Old National Bancorp (Banks)	9,720	115,571
Olympic Steel, Inc. (Iron/Steel)	1,080	30,974
OM Group, Inc.* (Chemicals)	1,440	55,454
Omnicell, Inc.* (Software)	1,800	26,010
On Assignment, Inc.* (Commercial Services)	4,140	33,741
Orbital Sciences Corp.* (Aerospace/Defense)	3,060	52,418
Oxford Industries, Inc. (Apparel)	720	18,439
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,440	20,462
Papa John’s International, Inc.* (Retail)	1,080	29,916
Park Electrochemical Corp. (Electronics)	1,440	43,200
Parkway Properties, Inc. (REIT)	2,520	44,150
PC-Tel, Inc.* (Internet)	2,160	12,960
Penford Corp.* (Chemicals)	1,260	7,699
Penn Virginia Corp. (Oil & Gas)	5,040	84,773
Pennsylvania REIT (REIT)	3,240	47,077
Pericom Semiconductor Corp.* (Semiconductors)	1,260	13,835
Perry Ellis International, Inc.* (Apparel)	540	14,834
Petroleum Development* (Oil & Gas)	1,800	75,978
PetroQuest Energy, Inc.* (Oil & Gas)	3,600	27,108
PharMerica Corp.* (Pharmaceuticals)	3,240	37,098
Piedmont Natural Gas Co., Inc. (Gas)	5,220	145,951
Pinnacle Entertainment, Inc.* (Entertainment)	3,780	52,996
Pinnacle Financial Partners, Inc.* (Banks)	3,780	51,332
Pioneer Drilling Co.* (Oil & Gas)	6,120	53,917
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,800	63,018
Plexus Corp.* (Electronics)	1,980	61,261
PolyOne Corp.* (Chemicals)	4,320	53,957
Pool Corp. (Distribution/Wholesale)	5,580	125,773
Post Properties, Inc. (REIT)	3,060	111,078
Powell Industries, Inc.* (Electrical Components & Equipment)	1,080	35,510
Presidential Life Corp. (Insurance)	2,340	23,236
PrivateBancorp, Inc. (Banks)	6,660	95,771
ProAssurance Corp.* (Insurance)	3,420	207,252
Provident Financial Services, Inc. (Savings & Loans)	3,960	59,915
PS Business Parks, Inc. (REIT)	1,080	60,178
PSS World Medical, Inc.* (Healthcare-Products)	2,880	65,088

See accompanying notes to the financial statements.

12 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value

Pulse Electronics Corp. (Semiconductors)	3,060	$16,279
Quanex Building Products Corp. (Building Materials)	4,140	78,536
Quiksilver, Inc.* (Apparel)	14,580	73,921
RadiSys Corp.* (Computers)	1,620	14,418
RC2 Corp.* (Toys/Games/Hobbies)	1,440	31,349
Red Robin Gourmet Burgers, Inc.* (Retail)	1,800	38,646
RehabCare Group, Inc.* (Healthcare-Services)	2,880	68,256
RLI Corp. (Insurance)	1,800	94,626
Robbins & Myers, Inc. (Machinery-Diversified)	2,160	77,285
Rofin-Sinar Technologies, Inc.* (Electronics)	1,980	70,171
Rogers Corp.* (Electronics)	1,080	41,310
RTI International Metals, Inc.* (Mining)	2,160	58,277
Ruby Tuesday, Inc.* (Retail)	7,200	94,032
Rudolph Technologies, Inc.* (Semiconductors)	2,160	17,777
Ruth’s Hospitality Group, Inc.* (Retail)	3,420	15,835
S&T Bancorp, Inc. (Banks)	2,700	60,993
Safety Insurance Group, Inc. (Insurance)	1,620	77,063
Sanderson Farms, Inc. (Food)	2,160	84,564
Saul Centers, Inc. (REIT)	540	25,569
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,880	32,083
ScanSource, Inc.* (Distribution/Wholesale)	3,060	97,614
School Specialty, Inc.* (Retail)	1,800	25,074
Schulman (A.), Inc. (Chemicals)	3,600	82,404
SEACOR SMIT, Inc. (Oil & Gas Services)	720	72,785
Seahawk Drilling, Inc.* (Oil & Gas)	1,260	11,277
Selective Insurance Group, Inc. (Insurance)	5,940	107,811
Seneca Foods Corp.—Class A* (Food)	1,080	29,138
SFN Group, Inc.* (Commercial Services)	5,940	57,974
Shuffle Master, Inc.* (Entertainment)	2,700	30,915
Sigma Designs, Inc.* (Semiconductors)	1,080	15,304
Simmons First National Corp.—Class A (Banks)	1,980	56,430
Simpson Manufacturing Co., Inc. (Building Materials)	4,500	139,095
Skechers U.S.A., Inc.—Class A* (Apparel)	3,780	75,600
Skyline Corp. (Home Builders)	540	14,083
SkyWest, Inc. (Airlines)	6,120	95,594
Smith Corp. (Miscellaneous Manufacturing)	1,620	61,690
Snyders-Lance, Inc. (Food)	2,520	59,069
Sonic Automotive, Inc. (Retail)	3,960	52,430
Sonic Corp.* (Retail)	4,320	43,718
South Jersey Industries, Inc. (Gas)	1,980	104,583
Southwest Gas Corp. (Gas)	5,040	184,817
Sovran Self Storage, Inc. (REIT)	1,980	72,884
Spartan Motors, Inc. (Auto Parts & Equipment)	3,600	21,924
Spartan Stores, Inc. (Food)	2,520	42,714
Stage Stores, Inc. (Retail)	4,140	71,788
Standard Microsystems Corp.* (Semiconductors)	1,440	41,515
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,160	29,592
Standard Pacific Corp.* (Home Builders)	11,160	51,336
Standex International Corp. (Miscellaneous Manufacturing)	1,440	43,070
StarTek, Inc.* (Commercial Services)	1,260	6,388
Stein Mart, Inc. (Retail)	3,060	28,305
Stepan Co. (Chemicals)	900	68,643
Sterling Bancorp (Banks)	3,060	32,038
Sterling Bancshares, Inc. (Banks)	11,520	80,870
Stewart Information Services Corp. (Insurance)	1,980	22,829
Stone Energy Corp.* (Oil & Gas)	2,340	52,159
STR Holdings, Inc.* (Miscellaneous Manufacturing)	2,520	50,400
Super Micro Computer, Inc.* (Computers)	1,260	14,540
Superior Industries International, Inc. (Auto Parts & Equipment)	1,620	34,376
Supertex, Inc.* (Semiconductors)	900	21,762
SurModics, Inc.* (Healthcare-Products)	900	10,683
Susquehanna Bancshares, Inc. (Banks)	14,580	141,134
Swift Energy Co.* (Oil & Gas)	3,060	119,799
SWS Group, Inc. (Diversified Financial Services)	3,240	16,362
Sykes Enterprises, Inc.* (Computers)	2,160	43,762
Symmetricom, Inc.* (Telecommunications)	2,340	16,591
Symmetry Medical, Inc.* (Healthcare-Products)	3,960	36,630
SYNNEX Corp.* (Software)	2,700	84,240
Take-Two Interactive Software, Inc.* (Software)	5,220	63,893
Tekelec* (Telecommunications)	7,740	92,183
Teledyne Technologies, Inc.* (Aerospace/Defense)	4,140	182,036
TeleTech Holdings, Inc.* (Commercial Services)	1,080	22,237
Tessera Technologies, Inc.* (Semiconductors)	2,340	51,831
Tetra Tech, Inc.* (Environmental Control)	3,060	76,684
TETRA Technologies, Inc.* (Oil & Gas Services)	8,640	102,557
Texas Capital Bancshares, Inc.* (Banks)	4,140	88,058
Texas Industries, Inc. (Building Materials)	3,060	140,087
The Andersons, Inc. (Agriculture)	900	32,715
The Cato Corp.—Class A (Retail)	1,260	34,537
The Children’s Place Retail Stores, Inc.* (Retail)	1,620	80,417
The Finish Line, Inc.—Class A (Retail)	1,980	34,036
The Geo Group, Inc.* (Commercial Services)	7,200	177,552
The Hain Celestial Group, Inc.* (Food)	2,880	77,933
The Knot, Inc.* (Internet)	1,980	19,562
The Men’s Wearhouse, Inc. (Retail)	2,700	67,446
The Navigators Group, Inc.* (Insurance)	1,440	72,504
The Pep Boys-Manny, Moe & Jack (Retail)	5,940	79,774
The Standard Register Co. (Household Products/Wares)	1,440	4,910
THQ, Inc.* (Software)	7,560	45,814
Tollgrade Communications, Inc.* (Telecommunications)	720	6,682
Tompkins Financial Corp. (Banks)	540	21,146
Toro Co. (Housewares)	1,440	88,762
Tower Group, Inc. (Insurance)	1,980	50,648
TradeStation Group, Inc.* (Diversified Financial Services)	4,500	30,375
Tredegar Corp. (Miscellaneous Manufacturing)	2,520	48,838
TrueBlue, Inc.* (Commercial Services)	2,880	51,811
TrustCo Bank Corp. NY (Banks)	8,640	54,778
Tuesday Morning Corp.* (Retail)	4,140	21,859
UIL Holdings Corp. (Electric)	5,580	167,177
Ultratech Stepper, Inc.* (Semiconductors)	1,440	28,627
UMB Financial Corp. (Banks)	2,160	89,467
Umpqua Holdings Corp. (Banks)	12,960	157,853
UniFirst Corp. (Textiles)	720	39,636
Unisource Energy Corp. (Electric)	4,140	148,377
United Bankshares, Inc. (Banks)	4,320	126,144
United Community Banks, Inc.* (Banks)	10,620	20,709
United Fire & Casualty Co. (Insurance)	2,340	52,229
United Natural Foods, Inc.* (Food)	2,160	79,229
United Online, Inc. (Internet)	9,720	64,152

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 13

Common Stocks, continued
	Shares	Value

United Stationers, Inc.* (Distribution/Wholesale)	2,520	$160,801
Universal Forest Products, Inc. (Building Materials)	2,160	84,024
Universal Health Realty Income Trust (REIT)	720	26,302
Urstadt Biddle Properties—Class A (REIT)	1,260	24,507
USA Mobility, Inc. (Telecommunications)	1,440	25,589
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,140	153,056
Viad Corp. (Commercial Services)	2,340	59,600
Volt Information Sciences, Inc.* (Commercial Services)	1,260	10,899
Watts Water Technologies, Inc.—Class A (Electronics)	3,240	118,551
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,580	48,044
WD-40 Co. (Household Products/Wares)	900	36,252
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,160	88,992
Whitney Holding Corp. (Banks)	10,800	152,820
Wilmington Trust Corp. (Banks)	10,260	44,528
Wilshire Bancorp, Inc. (Banks)	2,160	16,459
Winnebago Industries, Inc.* (Home Builders)	3,240	49,248
Wintrust Financial Corp. (Banks)	3,780	124,853
Wolverine World Wide, Inc. (Apparel)	2,340	74,599
World Fuel Services Corp. (Retail)	7,740	279,878
Zale Corp.* (Retail)	2,520	10,735
Zep, Inc. (Chemicals)	2,520	50,098

TOTAL COMMON STOCKS
(Cost $20,311,627)		27,509,362

TOTAL INVESTMENT SECURITIES
(Cost $20,311,627)—100.9%		27,509,362
Net other assets (liabilities)—(0.9)%		(258,644)

NET ASSETS—100.0%		$27,250,718

* Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$1,108,844	4.1%
Agriculture	73,928	0.3%
Airlines	95,594	0.3%
Apparel	347,103	1.3%
Auto Parts & Equipment	85,892	0.3%
Banks	2,768,739	10.2%
Biotechnology	243,055	0.9%
Building Materials	723,348	2.7%
Chemicals	599,283	2.2%
Commercial Services	1,245,306	4.6%
Computers	367,285	1.3%
Distribution/Wholesale	450,187	1.7%
Diversified Financial Services	320,201	1.2%
Electric	898,026	3.3%
Electrical Components & Equipment	258,634	0.9%
Electronics	1,257,011	4.6%
Energy-Alternate Sources	31,327	0.1%
Engineering & Construction	386,805	1.4%
Entertainment	83,911	0.3%
Environmental Control	125,673	0.5%
Food	533,509	2.0%
Forest Products & Paper	219,149	0.8%
Gas	821,198	3.0%
Healthcare-Products	620,519	2.3%
Healthcare-Services	781,425	2.9%
Home Builders	227,808	0.8%
Home Furnishings	116,787	0.4%
Household Products/Wares	221,958	0.8%
Housewares	88,762	0.3%
Insurance	1,171,331	4.3%
Internet	185,684	0.7%
Iron/Steel	77,383	0.3%
Leisure Time	190,710	0.7%
Lodging	44,690	0.2%
Machinery-Construction & Mining	70,006	0.3%
Machinery-Diversified	603,457	2.2%
Media	21,924	0.1%
Metal Fabricate/Hardware	336,119	1.2%
Mining	273,383	1.0%
Miscellaneous Manufacturing	1,031,439	3.8%
Office Furnishings	50,706	0.2%
Oil & Gas	630,492	2.3%
Oil & Gas Services	503,782	1.8%
Pharmaceuticals	37,098	0.1%
REIT	2,110,355	7.7%
Real Estate	31,266	0.1%
Retail	2,064,196	7.6%
Savings & Loans	158,438	0.6%
Semiconductors	739,940	2.7%
Software	377,921	1.4%
Storage/Warehousing	38,986	0.1%
Telecommunications	854,358	3.1%
Textiles	106,402	0.4%
Toys/Games/Hobbies	67,425	0.2%
Transportation	599,581	2.2%
Water	31,023	0.1%
Other**	(258,644)	(0.9)%

Total	$27,250,718	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

14 :: ProFund VP Small-Cap Value :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$20,311,627

Securities, at value	27,509,362

Total Investment Securities, at value	27,509,362
Dividends receivable	23,445
Receivable for capital shares issued	58,397
Prepaid expenses	210

TOTAL ASSETS	27,591,414

LIABILITIES:
Cash overdraft	243,136
Payable for capital shares redeemed	42,101
Advisory fees payable	7,685
Management services fees payable	1,025
Administration fees payable	776
Administrative services fees payable	8,270
Distribution fees payable	6,503
Trustee fees payable	1
Transfer agency fees payable	2,313
Fund accounting fees payable	1,553
Compliance services fees payable	76
Other accrued expenses	27,257

TOTAL LIABILITIES	340,696

NET ASSETS	$27,250,718

NET ASSETS CONSIST OF:
Capital	$38,819,147
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(18,766,164)
Net unrealized appreciation (depreciation) on investments	7,197,735

NET ASSETS	$27,250,718

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	998,230

Net Asset Value (offering and redemption price per share)	$27.30

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$402,943
Interest	93

TOTAL INVESTMENT INCOME	403,036

EXPENSES:
Advisory fees	224,906
Management services fees	29,987
Administration fees	12,814
Transfer agency fees	17,769
Administrative services fees	97,093
Distribution fees	74,969
Custody fees	55,630
Fund accounting fees	26,484
Trustee fees	382
Compliance services fees	271
Other fees	46,553

Total Gross Expenses before reductions	586,858
Less Expenses reduced by the Advisor	(83,068)

TOTAL NET EXPENSES	503,790

NET INVESTMENT INCOME (LOSS)	(100,754)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,385,325
Change in net unrealized appreciation/depreciation on investments	1,643,364

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,028,689

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,927,935

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 15

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(100,754)	$52,497
Net realized gains (losses) on investments	1,385,325	(1,048,366)
Change in net unrealized appreciation/depreciation on investments	1,643,364	2,487,549

Change in net assets resulting from operations	2,927,935	1,491,680

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(52,497)	(81,880)

Change in net assets resulting from distributions	(52,497)	(81,880)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	123,234,821 (a)	80,187,328
Dividends reinvested	52,497	81,880
Value of shares redeemed	(120,213,111)	(79,231,308)

Change in net assets resulting from capital transactions	3,074,207	1,037,900

Change in net assets	5,949,645	2,447,700
NET ASSETS:
Beginning of period	21,301,073	18,853,373

End of period	$27,250,718	$21,301,073

Accumulated net investment income (loss)	$—	$52,497

SHARE TRANSACTIONS:
Issued	5,099,062	4,331,909
Reinvested	2,155	3,730
Redeemed	(5,054,603)	(4,395,894)

Change in shares	46,614	(60,255)

(a)	Amount includes $39,274 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

16 :: ProFund VP Small-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$22.38	$18.63	$28.81	$36.64	$32.88

Investment Activities:
Net investment income (loss)(a)	(0.08)	0.05	0.07	(0.08)	(0.12)
Net realized and unrealized gains (losses) on investments	4.99	3.75	(8.41)	(2.27)	5.71

Total income (loss) from investment activities	4.91	3.80	(8.34)	(2.35)	5.59

Capital Transactions:	0.03 (b)	—	—	—	—

Distributions to Shareholders From:
Net investment income	(0.02)	(0.05)	—	—	—
Net realized gains on investments	—	—	(1.84)	(5.48)	(1.83)

Total distributions	(0.02)	(0.05)	(1.84)	(5.48)	(1.83)

Net Asset Value, End of Period	$27.30	$22.38	$18.63	$28.81	$36.64

Total Return	22.10% (b)	20.40%	(30.68)%	(7.22)%	17.43%

Ratios to Average Net Assets:
Gross expenses	1.96%	2.03%	1.93%	1.76%	1.79%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.75%
Net investment income (loss)	(0.34)%	0.25%	0.28%	(0.21)%	(0.34)%

Supplemental Data:
Net assets, end of period (000’s)	$27,251	$21,301	$18,853	$31,970	$102,760
Portfolio turnover rate(c)	412%	385%	459%	291%	436%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and the total return would be lower.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Japan :: 17

The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average Index. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2010, the Fund had a total return of -6.53%, compared to a total return of 11.37% for the Index as measured in unhedged U.S. Dollar terms, or -1.46% in local (Japanese Yen) terms.1 The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Nikkei 225 Stock Average Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average Index.2

 The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Nikkei 225 Stock Average Index is a modified price-weighted Index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers (in U.S. Dollar terms) were Fanuc Corp (+63.30%), Softbank Corp (+46.40%), and Honda Motor Co Ltd (+16.83%), while the bottom three performers in this group were Terumo Corp (-18.39%), Fast Retailing Co Ltd (-16.35%), and Tokyo Electron Ltd (-1.87%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Japan	-6.53%	-9.46%	-1.71%
Nikkei 225 Stock Average Index - USD terms	11.37%	-0.33%	5.02%
Nikkei 225 Stock Average Index - Local (yen) terms	-1.46%	-7.38%	-0.22%

Expense Ratios**
Fund	Gross	Net

ProFund VP Japan	1.80%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average Index – Composition
% of Index

Industrial	29%
Consumer Cyclical	24%
Consumer Non-Cyclical	16%
Technology	9%
Communications	8%
Basic Materials	6%
Financial	6%
Energy	1%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: ProFund VP Japan :: Financial Statements

Schedule of Portfolio Investments

U.S. Treasury Obligations (17.5%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$2,100,000	$2,101,148

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,101,884)		2,101,148

Repurchase Agreements (73.5%)
Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $1,761,007 (Collateralized by $1,765,400 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,796,294)	1,761,000	1,761,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $1,761,023 (Collateralized by $1,799,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $1,796,730)	1,761,000	1,761,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $1,761,023 (Collateralized by $1,800,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $1,796,985)	1,761,000	1,761,000
UBS, 0.15%, 1/3/11, dated 12/31/10, with a repurchase price of $1,761,022 (Collateralized by $1,790,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $1,796,713)	1,761,000	1,761,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $1,761,010 (Collateralized by $1,784,700 of various U.S. Treasury Notes, 0.88%–1.88%, 4/30/11-6/15/12, total value of $1,796,246)	1,761,000	1,761,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,805,000)		8,805,000

TOTAL INVESTMENT SECURITIES
(Cost $10,906,884)—91.0%		10,906,148
Net other assets (liabilities)—9.0%		1,078,180

NET ASSETS—100.0%		$11,984,328

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 3/11/11 (Underlying notional amount at value $12,036,000)	236	$(41,584)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 19

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$10,906,884

Securities, at value	2,101,148
Repurchase agreements, at value	8,805,000

Total Investment Securities, at value	10,906,148
Cash	993
Segregated cash balances with brokers	1,465,831
Interest receivable	65
Receivable for capital shares issued	4,083
Variation margin on futures contracts	4,750
Prepaid expenses	57

TOTAL ASSETS	12,381,927

LIABILITIES:
Payable for capital shares redeemed	375,549
Advisory fees payable	6,404
Management services fees payable	854
Administration fees payable	374
Administrative services fees payable	3,708
Distribution fees payable	2,778
Transfer agency fees payable	1,105
Fund accounting fees payable	749
Compliance services fees payable	35
Other accrued expenses	6,043

TOTAL LIABILITIES	397,599

NET ASSETS	$11,984,328

NET ASSETS CONSIST OF:
Capital	$27,120,408
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(15,093,760)
Net unrealized appreciation (depreciation) on investments	(42,320)

NET ASSETS	$11,984,328

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	941,211

Net Asset Value (offering and redemption price per share)	$12.73

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$11,356

EXPENSES:
Advisory fees	89,218
Management services fees	11,896
Administration fees	4,885
Transfer agency fees	6,928
Administrative services fees	40,628
Distribution fees	29,739
Custody fees	2,463
Fund accounting fees	9,216
Trustee fees	160
Compliance services fees	93
Other fees	15,598

Total Gross Expenses before reductions	210,824
Less Expenses reduced by the Advisor	(10,985)

TOTAL NET EXPENSES	199,839

NET INVESTMENT INCOME (LOSS)	(188,483)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(157,805)
Change in net unrealized appreciation/depreciation on investments	(783,173)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(940,978)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,129,461)

See accompanying notes to the financial statements.

20 :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(188,483)	$(164,780)
Net realized gains (losses) on investments	(157,805)	190,104
Change in net unrealized appreciation/depreciation on investments	(783,173)	285,682

Change in net assets resulting from operations	(1,129,461)	311,006

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(65,646)

Change in net assets resulting from distributions	—	(65,646)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	43,184,308	49,740,556
Dividends reinvested	—	65,646
Value of shares redeemed	(44,566,126)	(46,948,867)

Change in net assets resulting from capital transactions	(1,381,818)	2,857,335

Change in net assets	(2,511,279)	3,102,695
NET ASSETS:
Beginning of period	14,495,607	11,392,912

End of period	$11,984,328	$14,495,607

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	3,413,892	3,928,525
Reinvested	—	4,859
Redeemed	(3,536,987)	(3,786,935)

Change in shares	(123,095)	146,449

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Japan :: 21

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$13.62	$12.41	$24.18	$28.59	$39.15

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.20)	0.09	0.98	1.10
Net realized and unrealized gains (losses) on investments	(0.69)	1.48	(9.30)	(3.76)	1.77

Total income (loss) from investment activities	(0.89)	1.28	(9.21)	(2.78)	2.87

Distributions to Shareholders From:
Net investment income	—	(0.07)	(2.56)	(1.63)	(0.44)
Net realized gains on investments	—	—	—	—	(12.99)

Total distributions	—	(0.07)	(2.56)	(1.63)	(13.43)

Net Asset Value, End of Period	$12.73	$13.62	$12.41	$24.18	$28.59

Total Return	(6.53)%	10.33%	(40.84)%	(9.99)%	10.86%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.80%	1.72%	1.68%	1.73%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)	(1.58)%	(1.59)%	0.46%	3.44%	3.06%

Supplemental Data:
Net assets, end of period (000’s)	$11,984	$14,496	$11,393	$25,102	$68,027
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

22 :: ProFund VP UltraMid-Cap :: Management Discussion of Fund Performance

The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400® Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 49.67%, compared to a total return of 26.65%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Borgwarner Inc (+117.82%), Edwards Lifesciences Corp (+86.16%), and Dollar Tree Inc (+74.16%), while the bottom three performers in this group were Vertex Pharmaceuticals Inc (-18.25%), Cree Research Inc (+16.89%), and New York Community Bancorp (+29.91%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP UltraMid-Cap	49.67%	-1.10%	3.95%
S&P MidCap 400 Index	26.65%	5.72%	7.58%

Expense Ratios**

Fund	Gross	Net

ProFund VP UltraMid-Cap	1.84%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	54%
Futures Contracts	39%
Swap Agreements	106%

Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Edwards Lifesciences Corp.	0.5%
BorgWarner, Inc.	0.4%
Cimarex Energy Co.	0.4%
Joy Global, Inc.	0.4%
New York Community Bancorp	0.4%

S&P MidCap 400 Index – Composition
% of Index

Industrial	20%
Financial	18%
Consumer Non-Cyclical	18%
Consumer Cyclical	14%
Technology	9%
Utilities	6%
Energy	5%
Basic Materials	5%
Communications	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraMid-Cap :: 23

Schedule of Portfolio Investments

Common Stocks (53.9%)
	Shares	Value

99 Cents Only Stores* (Retail)	966	$15,398
Aaron’s, Inc. (Home Furnishings)	1,449	29,545
ACI Worldwide, Inc.* (Software)	644	17,304
Acuity Brands, Inc. (Miscellaneous Manufacturing)	805	46,424
Acxiom Corp.* (Software)	1,610	27,611
ADTRAN, Inc. (Telecommunications)	1,288	46,638
Advance Auto Parts, Inc. (Retail)	1,771	117,152
Advent Software, Inc.* (Software)	322	18,650
Aecom Technology Corp.* (Engineering & Construction)	2,415	67,548
Aeropostale, Inc.* (Retail)	1,932	47,604
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,127	111,821
AGCO Corp.* (Machinery-Diversified)	1,932	97,875
AGL Resources, Inc. (Gas)	1,610	57,718
AirTran Holdings, Inc.* (Airlines)	2,737	20,226
Alaska Air Group, Inc.* (Airlines)	805	45,635
Albemarle Corp. (Chemicals)	1,932	107,767
Alberto-Culver Co. (Cosmetics/Personal Care)	1,771	65,598
Alexander & Baldwin, Inc. (Transportation)	805	32,224
Alexandria Real Estate Equities, Inc. (REIT)	1,127	82,564
Alliance Data Systems Corp.* (Commercial Services)	1,127	80,051
Alliant Energy Corp. (Electric)	2,254	82,880
Alliant Techsystems, Inc.* (Aerospace/Defense)	644	47,933
Allscripts Healthcare Solutions, Inc.* (Software)	3,864	74,459
AMB Property Corp. (REIT)	3,381	107,211
American Eagle Outfitters, Inc. (Retail)	4,025	58,886
American Financial Group, Inc. (Insurance)	1,610	51,987
American Greetings Corp.—Class A (Household Products/Wares)	805	17,839
Ametek, Inc. (Electrical Components & Equipment)	3,381	132,704
AnnTaylor Stores Corp.* (Retail)	1,127	30,869
ANSYS, Inc.* (Software)	1,932	100,599
AOL, Inc.* (Internet)	2,254	53,442
Apollo Investment Corp. (Investment Companies)	4,025	44,557
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,449	68,929
Aqua America, Inc. (Water)	2,898	65,147
Arch Coal, Inc. (Coal)	3,381	118,538
Arrow Electronics, Inc.* (Electronics)	2,415	82,714
Arthur J. Gallagher & Co. (Insurance)	2,254	65,546
Ashland, Inc. (Chemicals)	1,610	81,885
Associated Banc-Corp (Banks)	3,542	53,661
Astoria Financial Corp. (Savings & Loans)	1,610	22,395
Atmel Corp.* (Semiconductors)	9,338	115,044
Atmos Energy Corp. (Gas)	1,932	60,278
Atwood Oceanics, Inc.* (Oil & Gas)	1,127	42,116
Avnet, Inc.* (Electronics)	3,059	101,039
Baldor Electric Co. (Hand/Machine Tools)	966	60,897
Bally Technologies, Inc.* (Entertainment)	1,127	47,548
BancorpSouth, Inc. (Banks)	1,449	23,112
Bank of Hawaii Corp. (Banks)	966	45,605
Barnes & Noble, Inc. (Retail)	805	11,391
BE Aerospace, Inc.* (Aerospace/Defense)	2,093	77,504
Beckman Coulter, Inc. (Healthcare-Products)	1,449	109,008
Bill Barrett Corp.* (Oil & Gas)	966	39,732
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	322	33,440
BJ’s Wholesale Club, Inc.* (Retail)	1,127	53,983
Black Hills Corp. (Electric)	805	24,150
Bob Evans Farms, Inc. (Retail)	644	21,226
BorgWarner, Inc.* (Auto Parts & Equipment)	2,415	174,749
Boyd Gaming Corp.* (Lodging)	1,127	11,946
BRE Properties, Inc.—Class A (REIT)	1,288	56,028
Brinker International, Inc. (Retail)	1,932	40,340
Broadridge Financial Solutions, Inc. (Software)	2,576	56,492
Brown & Brown, Inc. (Insurance)	2,415	57,815
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	1,610	143,934
Cabot Corp. (Chemicals)	1,288	48,493
Cadence Design Systems, Inc.* (Computers)	5,474	45,215
Camden Property Trust (REIT)	1,449	78,217
Career Education Corp.* (Commercial Services)	1,288	26,700
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,288	51,185
Carpenter Technology Corp. (Iron/Steel)	966	38,872
Cathay Bancorp, Inc. (Banks)	1,610	26,887
Charles River Laboratories International, Inc.* (Biotechnology)	1,127	40,054
Cheesecake Factory, Inc.* (Retail)	1,288	39,490
Chico’s FAS, Inc. (Retail)	3,703	44,547
Chipotle Mexican Grill, Inc.—Class A* (Retail)	644	136,953
Church & Dwight, Inc. (Household Products/Wares)	1,449	100,010
Ciena Corp.* (Telecommunications)	1,932	40,669
Cimarex Energy Co. (Oil & Gas)	1,771	156,787
Cincinnati Bell, Inc.* (Telecommunications)	4,186	11,721
City National Corp. (Banks)	966	59,274
Clean Harbors, Inc.* (Environmental Control)	483	40,611
Cleco Corp. (Electric)	1,288	39,619
Collective Brands, Inc.* (Retail)	1,288	27,177
Commerce Bancshares, Inc. (Banks)	1,610	63,965
Commercial Metals Co. (Metal Fabricate/Hardware)	2,415	40,065
Commscope, Inc.* (Telecommunications)	1,932	60,317
Community Health Systems, Inc.* (Healthcare-Services)	1,932	72,199
Compass Minerals International, Inc. (Mining)	644	57,490
Comstock Resources, Inc.* (Oil & Gas)	966	23,725
Con-way, Inc. (Transportation)	1,127	41,214
Concur Technologies, Inc.* (Software)	966	50,164
Convergys Corp.* (Commercial Services)	2,576	33,926
Copart, Inc.* (Retail)	1,449	54,120
CoreLogic, Inc. (Commercial Services)	2,093	38,762
Corn Products International, Inc. (Food)	1,610	74,060
Corporate Office Properties Trust (REIT)	1,449	50,643
Corrections Corp. of America* (Commercial Services)	2,254	56,485
Cousins Properties, Inc. (REIT)	2,094	17,464
Covance, Inc.* (Healthcare-Services)	1,288	66,216
Crane Co. (Miscellaneous Manufacturing)	966	39,674
Cree Research, Inc.* (Semiconductors)	2,254	148,516

See accompanying notes to the financial statements.

24 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Cullen/Frost Bankers, Inc. (Banks)	1,288	$78,723
Cytec Industries, Inc. (Chemicals)	966	51,256
Deckers Outdoor Corp.* (Apparel)	805	64,191
Deluxe Corp. (Commercial Services)	1,127	25,944
Dick’s Sporting Goods, Inc.* (Retail)	1,771	66,412
Diebold, Inc. (Computers)	1,288	41,280
Digital River, Inc.* (Internet)	805	27,708
Dollar Tree, Inc.* (Retail)	2,576	144,462
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,610	93,831
DPL, Inc. (Electric)	2,415	62,090
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,449	42,702
Dress Barn, Inc.* (Retail)	1,449	38,283
Drill-Quip, Inc.* (Oil & Gas Services)	644	50,052
DST Systems, Inc. (Computers)	805	35,702
Duke-Weeks Realty Corp. (REIT)	5,152	64,194
Dynegy, Inc.* (Electric)	2,093	11,763
East West Bancorp, Inc. (Banks)	3,059	59,803
Eastman Kodak Co.* (Miscellaneous Manufacturing)	5,474	29,341
Eaton Vance Corp. (Diversified Financial Services)	2,415	73,005
Edwards Lifesciences Corp.* (Healthcare-Products)	2,415	195,229
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,415	86,240
Energen Corp. (Gas)	1,449	69,929
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,449	105,632
Equinix, Inc.* (Internet)	966	78,497
Equity One, Inc. (REIT)	966	17,562
Essex Property Trust, Inc. (REIT)	644	73,558
Everest Re Group, Ltd. (Insurance)	1,127	95,592
Exterran Holdings, Inc.* (Oil & Gas Services)	1,288	30,848
FactSet Research Systems, Inc. (Computers)	966	90,572
Fair Isaac Corp. (Software)	805	18,813
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,576	40,211
Federal Realty Investment Trust (REIT)	1,288	100,374
Fidelity National Title Group, Inc.—Class A (Insurance)	4,669	63,872
First American Financial Corp. (Insurance)	2,093	31,269
First Niagara Financial Group, Inc. (Savings & Loans)	4,347	60,771
FirstMerit Corp. (Banks)	2,254	44,607
Flowers Foods, Inc. (Food)	1,610	43,325
Foot Locker, Inc. (Retail)	3,220	63,176
Forest Oil Corp.* (Oil & Gas)	2,254	85,584
Fossil, Inc.* (Household Products/Wares)	1,127	79,431
Frontier Oil Corp.* (Oil & Gas)	2,093	37,695
FTI Consulting, Inc.* (Commercial Services)	966	36,012
Fulton Financial Corp. (Banks)	4,025	41,618
Gardner Denver, Inc. (Machinery-Diversified)	1,127	77,560
Gartner Group, Inc.* (Commercial Services)	1,449	48,107
GATX Corp. (Trucking & Leasing)	966	34,080
Gen-Probe, Inc.* (Healthcare-Products)	966	56,366
Gentex Corp. (Electronics)	2,898	85,665
Global Payments, Inc. (Software)	1,610	74,398
Graco, Inc. (Machinery-Diversified)	1,288	50,812
Granite Construction, Inc. (Engineering & Construction)	644	17,665
Great Plains Energy, Inc. (Electric)	2,737	53,070
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,415	79,357
Greenhill & Co., Inc. (Diversified Financial Services)	483	39,451
Greif, Inc.—Class A (Packaging & Containers)	644	39,864
GUESS?, Inc. (Apparel)	1,288	60,948
Hanesbrands, Inc.* (Apparel)	1,932	49,073
Hanover Insurance Group, Inc. (Insurance)	966	45,132
Hansen Natural Corp.* (Beverages)	1,449	75,754
Harsco Corp. (Miscellaneous Manufacturing)	1,610	45,595
Harte-Hanks, Inc. (Advertising)	805	10,280
Hawaiian Electric Industries, Inc. (Electric)	1,932	44,030
HCC Insurance Holdings, Inc. (Insurance)	2,415	69,890
Health Management Associates, Inc.—Class A* (Healthcare-Services)	5,152	49,150
Health Net, Inc.* (Healthcare-Services)	1,932	52,724
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,093	25,409
Henry Schein, Inc.* (Healthcare-Products)	1,932	118,605
Herman Miller, Inc. (Office Furnishings)	1,127	28,513
Highwoods Properties, Inc. (REIT)	1,449	46,151
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,288	50,709
HNI Corp. (Office Furnishings)	966	30,139
Hologic, Inc.* (Healthcare-Products)	5,313	99,991
Hospitality Properties Trust (REIT)	2,576	59,351
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,288	77,447
IDACORP, Inc. (Electric)	966	35,723
IDEX Corp. (Machinery-Diversified)	1,610	62,983
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,127	78,011
Immucor, Inc.* (Healthcare-Products)	1,449	28,734
Informatica Corp.* (Software)	1,932	85,066
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	3,220	61,470
Integrated Device Technology, Inc.* (Semiconductors)	3,220	21,445
International Bancshares Corp. (Banks)	1,127	22,574
International Rectifier Corp.* (Semiconductors)	1,449	43,021
International Speedway Corp. (Entertainment)	644	16,853
Intersil Corp.—Class A (Semiconductors)	2,576	39,336
Intrepid Potash, Inc.* (Chemicals)	966	36,022
Itron, Inc.* (Electronics)	805	44,637
ITT Educational Services, Inc.* (Commercial Services)	483	30,762
J. Crew Group, Inc.* (Retail)	1,288	55,564
J.B. Hunt Transport Services, Inc. (Transportation)	1,771	72,274
Jack Henry & Associates, Inc. (Computers)	1,771	51,625
Jefferies Group, Inc. (Diversified Financial Services)	2,576	68,599
JetBlue Airways Corp.* (Airlines)	4,186	27,669
John Wiley & Sons, Inc. (Media)	966	43,702
Jones Lang LaSalle, Inc. (Real Estate)	805	67,556
Joy Global, Inc. (Machinery-Construction & Mining)	2,093	181,568
Kansas City Southern Industries, Inc.* (Transportation)	2,093	100,171
KB Home (Home Builders)	1,449	19,547

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 25

Common Stocks, continued
	Shares	Value

KBR, Inc. (Engineering & Construction)	3,059	$93,208
Kennametal, Inc. (Hand/Machine Tools)	1,610	63,531
Kindred Healthcare, Inc.* (Healthcare-Services)	805	14,788
Kinetic Concepts, Inc.* (Healthcare-Products)	1,288	53,941
Kirby Corp.* (Transportation)	1,127	49,644
Korn/Ferry International* (Commercial Services)	966	22,324
Lam Research Corp.* (Semiconductors)	2,576	133,385
Lamar Advertising Co.* (Advertising)	1,127	44,900
Lancaster Colony Corp. (Miscellaneous Manufacturing)	322	18,418
Landstar System, Inc. (Transportation)	966	39,548
Lender Processing Services, Inc. (Diversified Financial Services)	1,932	57,033
Lennox International, Inc. (Building Materials)	966	45,682
Liberty Property Trust (REIT)	2,415	77,087
Life Time Fitness, Inc.* (Leisure Time)	805	32,997
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,127	41,417
Lincare Holdings, Inc. (Healthcare-Services)	1,932	51,836
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	805	52,542
LKQ Corp.* (Distribution/Wholesale)	2,898	65,843
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,737	25,892
Lubrizol Corp. (Chemicals)	1,288	137,661
M.D.C. Holdings, Inc. (Home Builders)	805	23,160
Mack-Cali Realty Corp. (REIT)	1,610	53,227
Manpower, Inc. (Commercial Services)	1,610	101,044
ManTech International Corp.—Class A* (Software)	483	19,962
Martin Marietta Materials (Building Materials)	966	89,104
Masimo Corp. (Healthcare-Products)	1,288	37,442
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	644	22,527
MDU Resources Group, Inc. (Electric)	3,864	78,323
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,288	34,506
Mednax, Inc.* (Healthcare-Services)	966	65,002
Mentor Graphics Corp.* (Computers)	2,254	27,048
Mercury General Corp. (Insurance)	805	34,623
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	644	97,379
Micros Systems, Inc.* (Computers)	1,610	70,615
Mine Safety Appliances Co. (Environmental Control)	644	20,048
Minerals Technologies, Inc. (Chemicals)	322	21,062
Mohawk Industries, Inc.* (Textiles)	1,127	63,968
MSC Industrial Direct Co.—Class A (Retail)	966	62,491
MSCI, Inc.—Class A* (Software)	2,415	94,088
National Fuel Gas Co. (Pipelines)	1,610	105,648
National Instruments Corp. (Computers)	1,127	42,420
Nationwide Health Properties, Inc. (REIT)	2,576	93,715
Navigant Consulting Co.* (Commercial Services)	966	8,887
NCR Corp.* (Computers)	3,220	49,491
NeuStar, Inc.* (Telecommunications)	1,449	37,746
New York Community Bancorp (Savings & Loans)	9,016	169,952
NewAlliance Bancshares, Inc. (Savings & Loans)	2,093	31,353
NewMarket Corp. (Chemicals)	161	19,863
Nordson Corp. (Machinery-Diversified)	644	59,171
NSTAR (Electric)	2,093	88,304
NV Energy, Inc. (Electric)	4,830	67,861
NVR, Inc.* (Home Builders)	161	111,254
Oceaneering International, Inc.* (Oil & Gas Services)	1,127	82,981
Office Depot, Inc.* (Retail)	5,635	30,429
OGE Energy Corp. (Electric)	1,932	87,983
Old Republic International Corp. (Insurance)	5,152	70,222
Olin Corp. (Chemicals)	1,610	33,037
OMEGA Healthcare Investors, Inc. (REIT)	2,093	46,967
Omnicare, Inc. (Pharmaceuticals)	2,415	61,317
Oshkosh Truck Corp.* (Auto Manufacturers)	1,932	68,084
Overseas Shipholding Group, Inc. (Transportation)	483	17,108
Owens & Minor, Inc. (Distribution/Wholesale)	1,288	37,906
Packaging Corp. of America (Packaging & Containers)	2,093	54,083
PacWest Bancorp (Banks)	644	13,769
Panera Bread Co.—Class A* (Retail)	644	65,179
Parametric Technology Corp.* (Software)	2,415	54,410
Patriot Coal Corp.* (Coal)	1,610	31,186
Patterson-UTI Energy, Inc. (Oil & Gas)	3,220	69,391
Pentair, Inc. (Miscellaneous Manufacturing)	2,093	76,415
Perrigo Co. (Pharmaceuticals)	1,771	112,157
PetSmart, Inc. (Retail)	2,415	96,165
Pharmaceutical Product Development, Inc. (Commercial Services)	2,415	65,543
Phillips-Van Heusen Corp. (Apparel)	1,288	81,157
Plains Exploration & Production Co.* (Oil & Gas)	2,898	93,142
Plantronics, Inc. (Telecommunications)	966	35,955
PNM Resources, Inc. (Electric)	1,771	23,058
Polaris Industries, Inc. (Leisure Time)	644	50,245
Polycom, Inc.* (Telecommunications)	1,771	69,034
Potlatch Corp. (Forest Products & Paper)	805	26,203
Pride International, Inc.* (Oil & Gas)	3,542	116,886
Prosperity Bancshares, Inc. (Banks)	966	37,944
Protective Life Corp. (Insurance)	1,771	47,179
Quest Software, Inc.* (Software)	1,288	35,729
Questar Corp. (Pipelines)	3,542	61,666
Quicksilver Resources, Inc.* (Oil & Gas)	2,415	35,597
Rackspace Hosting, Inc.* (Internet)	1,932	60,684
Ralcorp Holdings, Inc.* (Food)	1,127	73,266
Raymond James Financial Corp. (Diversified Financial Services)	2,093	68,441
Rayonier, Inc. (Forest Products & Paper)	1,610	84,557
Realty Income Corp. (REIT)	2,415	82,593
Regal-Beloit Corp. (Hand/Machine Tools)	805	53,742
Regency Centers Corp. (REIT)	1,610	68,006
Regis Corp. (Retail)	1,127	18,708
Reinsurance Group of America, Inc. (Insurance)	1,449	77,826
Reliance Steel & Aluminum Co. (Iron/Steel)	1,610	82,271
Rent-A-Center, Inc. (Commercial Services)	1,288	41,577
ResMed, Inc.* (Healthcare-Products)	3,059	105,964
RF Micro Devices, Inc.* (Telecommunications)	5,635	41,417
Riverbed Technology, Inc.* (Computers)	3,059	107,585
Rock-Tenn Co.—Class A (Forest Products & Paper)	805	43,430
Rollins, Inc. (Commercial Services)	1,288	25,438
Rovi Corp.* (Semiconductors)	2,093	129,787
RPM, Inc. (Chemicals)	2,576	56,930
Ruddick Corp. (Food)	805	29,656

See accompanying notes to the financial statements.

26 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Saks, Inc.* (Retail)	3,381	$36,177
Scholastic Corp. (Media)	483	14,268
Scientific Games Corp.—Class A* (Entertainment)	1,288	12,828
SEI Investments Co. (Software)	3,059	72,774
Semtech Corp.* (Semiconductors)	1,288	29,160
Senior Housing Properties Trust (REIT)	2,898	63,582
Sensient Technologies Corp. (Chemicals)	966	35,481
Service Corp. International (Commercial Services)	4,991	41,176
Shaw Group, Inc.* (Engineering & Construction)	1,771	60,621
Silgan Holdings, Inc. (Packaging & Containers)	966	34,592
Silicon Laboratories, Inc.* (Semiconductors)	966	44,455
Skyworks Solutions, Inc.* (Semiconductors)	3,703	106,017
SL Green Realty Corp. (REIT)	1,610	108,691
SM Energy Co. (Oil & Gas)	1,288	75,902
Smithfield Foods, Inc.* (Food)	3,381	69,750
Solera Holdings, Inc. (Software)	1,449	74,363
Sonoco Products Co. (Packaging & Containers)	2,093	70,471
Sotheby’s (Commercial Services)	1,449	65,205
Southern Union Co. (Gas)	2,576	62,004
SPX Corp. (Miscellaneous Manufacturing)	966	69,059
SRA International, Inc.—Class A* (Computers)	805	16,462
StanCorp Financial Group, Inc. (Insurance)	966	43,605
Steel Dynamics, Inc. (Iron/Steel)	4,508	82,496
STERIS Corp. (Healthcare-Products)	1,288	46,960
Strayer Education, Inc. (Commercial Services)	322	49,015
Superior Energy Services, Inc.* (Oil & Gas Services)	1,610	56,334
SVB Financial Group* (Banks)	805	42,705
Syniverse Holdings, Inc.* (Telecommunications)	1,449	44,702
Synopsys, Inc.* (Computers)	3,059	82,318
Synovus Financial Corp. (Banks)	16,100	42,504
TCF Financial Corp. (Banks)	2,576	38,151
Tech Data Corp.* (Distribution/Wholesale)	966	42,523
Techne Corp. (Healthcare-Products)	805	52,864
Teleflex, Inc. (Miscellaneous Manufacturing)	805	43,317
Telephone & Data Systems, Inc. (Telecommunications)	1,932	70,615
Temple-Inland, Inc. (Forest Products & Paper)	2,254	47,875
Terex Corp.* (Machinery-Construction & Mining)	2,254	69,964
The Brink’s Co. (Miscellaneous Manufacturing)	966	25,966
The Corporate Executive Board Co. (Commercial Services)	644	24,182
The Macerich Co. (REIT)	2,737	129,652
The New York Times Co.—Class A* (Media)	2,415	23,667
The Ryland Group, Inc. (Home Builders)	966	16,451
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	966	49,044
The Timberland Co.—Class A* (Apparel)	805	19,795
The Warnaco Group, Inc.* (Apparel)	966	53,198
Thomas & Betts Corp.* (Electronics)	1,127	54,434
Thor Industries, Inc. (Home Builders)	805	27,338
Thoratec Corp.* (Healthcare-Products)	1,127	31,917
Tibco Software, Inc.* (Internet)	3,381	66,639
Tidewater, Inc. (Oil & Gas Services)	1,127	60,678
Timken Co. (Metal Fabricate/Hardware)	1,610	76,845
Toll Brothers, Inc.* (Home Builders)	2,898	55,062
Tootsie Roll Industries, Inc. (Food)	483	13,992
Towers Watson & Co.—Class A (Commercial Services)	966	50,290
Tractor Supply Co. (Retail)	1,449	70,262
Transatlantic Holdings, Inc. (Insurance)	1,288	66,487
Trimble Navigation, Ltd.* (Electronics)	2,415	96,431
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,610	42,842
Trustmark Corp. (Banks)	1,127	27,995
Tupperware Corp. (Household Products/Wares)	1,288	61,399
tw telecom, Inc.* (Telecommunications)	3,059	52,156
UDR, Inc. (REIT)	3,703	87,095
UGI Corp. (Gas)	2,254	71,181
Under Armour, Inc.—Class A* (Retail)	644	35,317
Unit Corp.* (Oil & Gas)	805	37,416
United Rentals, Inc.* (Commercial Services)	1,288	29,302
United Therapeutics Corp.* (Pharmaceuticals)	966	61,070
Unitrin, Inc. (Insurance)	966	23,706
Universal Corp. (Agriculture)	483	19,658
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,932	83,887
URS Corp.* (Engineering & Construction)	1,771	73,691
Valley National Bancorp (Banks)	3,381	48,348
Valmont Industries, Inc. (Metal Fabricate/Hardware)	483	42,857
Valspar Corp. (Chemicals)	2,093	72,167
ValueClick, Inc.* (Internet)	1,610	25,808
VCA Antech, Inc.* (Pharmaceuticals)	1,771	41,247
Vectren Corp. (Gas)	1,610	40,862
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,186	146,636
Vishay Intertechnology, Inc.* (Electronics)	3,381	49,633
W.R. Berkley Corp. (Insurance)	2,415	66,123
Wabtec Corp. (Machinery-Diversified)	966	51,092
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,771	62,499
Washington Federal, Inc. (Savings & Loans)	2,254	38,138
Waste Connections, Inc. (Environmental Control)	2,415	66,485
Watsco, Inc. (Distribution/Wholesale)	644	40,624
Webster Financial Corp. (Banks)	1,288	25,374
Weingarten Realty Investors (REIT)	2,415	57,380
WellCare Health Plans, Inc.* (Healthcare-Services)	805	24,327
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	6,601	30,497
Werner Enterprises, Inc. (Transportation)	966	21,832
Westamerica Bancorp (Banks)	644	35,723
Westar Energy, Inc. (Electric)	2,254	56,711
WGL Holdings, Inc. (Gas)	1,127	40,313
Williams Sonoma, Inc. (Retail)	2,254	80,445
WMS Industries, Inc.* (Leisure Time)	1,127	50,985
Woodward Governor Co. (Electronics)	1,288	48,377
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,127	20,737
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,127	42,815

TOTAL COMMON STOCKS
(Cost $15,604,989)		22,816,786

See accompanying notes to the financial statements.

Financial Statements :: Profund VP UltraMid-Cap :: 27

U.S. Treasury Obligations (5.8%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$2,463,000	$2,464,347

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,465,210)		2,464,347

Repurchase Agreements (33.9%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $623,003 (Collateralized by $624,700 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $635,632)	623,000	623,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,540,021 (Collateralized by $1,574,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $1,572,014)	1,540,000	1,540,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $11,931,159 (Collateralized by $12,088,100 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $12,169,892)	11,931,000	11,931,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $282,002 (Collateralized by $281,106 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-1/15/12, total value of $287,677)	282,000	282,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,376,000)		14,376,000

TOTAL INVESTMENT SECURITIES
(Cost $32,446,199)—93.6%		39,657,133
Net other assets (liabilities)—6.4%		2,716,964

NET ASSETS—100.0%		$42,374,097

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $5,275,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 3/21/11 (Underlying notional amount at value $16,674,080)	184	$369,426

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$19,743,702	$(84,435)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	25,378,021	(100,444)

		$(184,879)

ProFund VP UltraMid-Cap invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$55,180	0.1%
Aerospace/Defense	125,437	0.3%
Agriculture	19,658	NM
Airlines	93,530	0.2%
Apparel	328,362	0.8%
Auto Manufacturers	68,084	0.2%
Auto Parts & Equipment	174,749	0.4%
Banks	832,342	2.0%
Beverages	155,111	0.4%
Biotechnology	220,130	0.5%
Building Materials	134,786	0.3%
Chemicals	701,624	1.7%
Coal	149,724	0.4%
Commercial Services	900,732	2.1%
Computers	660,333	1.6%
Cosmetics/Personal Care	65,598	0.2%
Distribution/Wholesale	248,366	0.6%
Diversified Financial Services	480,849	1.1%
Electric	755,565	1.8%
Electrical Components & Equipment	413,162	1.0%
Electronics	562,930	1.3%
Engineering & Construction	312,733	0.7%
Entertainment	119,931	0.3%
Environmental Control	127,144	0.3%
Food	304,049	0.7%
Forest Products & Paper	227,957	0.5%
Gas	402,285	1.0%
Hand/Machine Tools	230,712	0.5%
Healthcare-Products	1,065,741	2.5%
Healthcare-Services	521,546	1.2%
Home Builders	252,812	0.6%
Home Furnishings	29,545	0.1%
Household Products/Wares	307,723	0.7%
Insurance	910,874	2.2%
Internet	312,778	0.7%
Investment Companies	44,557	0.1%
Iron/Steel	203,639	0.5%
Leisure Time	134,227	0.3%
Lodging	11,946	NM
Machinery-Construction & Mining	395,466	0.9%
Machinery-Diversified	442,308	1.0%
Media	81,637	0.2%
Metal Fabricate/Hardware	180,504	0.4%
Mining	57,490	0.1%
Miscellaneous Manufacturing	673,523	1.6%
Office Furnishings	58,652	0.1%

See accompanying notes to the financial statements.

28 :: ProFund VP UltraMid-Cap :: Financial Statements

		% of
	Value	Net Assets

Oil & Gas	$813,973	1.9%
Oil & Gas Services	306,302	0.7%
Packaging & Containers	199,010	0.5%
Pharmaceuticals	396,537	0.9%
Pipelines	167,314	0.4%
REIT	1,621,312	3.8%
Real Estate	67,556	0.2%
Retail	1,562,206	3.7%
Retail-Restaurants	30,497	0.1%
Savings & Loans	322,609	0.8%
Semiconductors	850,377	2.0%
Software	874,882	2.1%
Telecommunications	510,970	1.2%
Textiles	63,968	0.2%
Transportation	374,015	0.9%
Trucking & Leasing	34,080	0.1%
Water	65,147	0.2%
Other**	19,557,311	46.1%

Total	$42,374,097	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 29

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$32,446,199

Securities, at value	25,281,133
Repurchase agreements, at value	14,376,000

Total Investment Securities, at value	39,657,133
Cash	1,022
Segregated cash balances with brokers	1,376,320
Dividends and interest receivable	18,250
Receivable for capital shares issued	2,154,635
Receivable for investments sold	24,633
Prepaid expenses	160

TOTAL ASSETS	43,232,153

LIABILITIES:
Payable for capital shares redeemed	508,321
Unrealized loss on swap agreements	184,879
Variation margin on futures contracts	95,680
Advisory fees payable	24,778
Management services fees payable	3,304
Administration fees payable	1,371
Administrative services fees payable	12,924
Distribution fees payable	9,603
Trustee fees payable	2
Transfer agency fees payable	3,703
Fund accounting fees payable	2,745
Compliance services fees payable	117
Other accrued expenses	10,629

TOTAL LIABILITIES	858,056

NET ASSETS	$42,374,097

NET ASSETS CONSIST OF:
Capital	$50,960,974
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(15,982,358)
Net unrealized appreciation (depreciation) on investments	7,395,481

NET ASSETS	$42,374,097

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,541,889

Net Asset Value (offering and redemption price per share)	$27.48

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$245,755
Interest	11,165

TOTAL INVESTMENT INCOME	256,920

EXPENSES:
Advisory fees	226,060
Management services fees	30,141
Administration fees	12,170
Transfer agency fees	16,943
Administrative services fees	100,727
Distribution fees	75,353
Custody fees	12,881
Fund accounting fees	25,037
Trustee fees	407
Compliance services fees	240
Other fees	36,125

Total Gross Expenses before reductions	536,084
Less Expenses reduced by the Advisor	(29,711)

TOTAL NET EXPENSES	506,373

NET INVESTMENT INCOME (LOSS)	(249,453)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,312,043
Net realized gains (losses) on futures contracts	2,553,363
Net realized gains (losses) on swap agreements	4,962,513
Change in net unrealized appreciation/depreciation on investments	3,057,393

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,885,312

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,635,859

See accompanying notes to the financial statements.

30 :: ProFund VP UltraMid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(249,453)	$(124,965)
Net realized gains (losses) on investments	8,827,919	5,862,996
Change in net unrealized appreciation/depreciation on investments	3,057,393	1,063,018

Change in net assets resulting from operations	11,635,859	6,801,049

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(12,162)

Change in net assets resulting from distributions	—	(12,162)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	344,588,727	244,905,847
Dividends reinvested	—	12,162
Value of shares redeemed	(344,308,356)	(244,311,301)

Change in net assets resulting from capital transactions	280,371	606,708

Change in net assets	11,916,230	7,395,595
NET ASSETS:
Beginning of period	30,457,867	23,062,272

End of period	$42,374,097	$30,457,867

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	16,511,263	18,713,766
Reinvested	—	705
Redeemed	(16,628,357)	(19,137,206)

Change in shares	(117,094)	(422,735)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraMid-Cap :: 31

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$18.36	$11.08	$34.48	$33.34	$37.93

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.09)	0.01	0.18	0.13
Net realized and unrealized gains (losses) on investments	9.30	7.38	(23.09)	1.84	2.96

Total income (loss) from investment activities	9.12	7.29	(23.08)	2.02	3.09

Distributions to Shareholders From:
Net investment income	—	(0.01)	(0.32)	(0.10)	—
Net realized gains on investments	—	—	—	(0.78)	(7.68)

Total distributions	—	(0.01)	(0.32)	(0.88)	(7.68)

Net Asset Value, End of Period	$27.48	$18.36	$11.08	$34.48	$33.34

Total Return	49.67%	65.79%	(67.48)%	6.00%	10.64%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.84%	1.77%	1.69%	1.76%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.73%
Net investment income (loss)	(0.83)%	(0.66)%	0.04%	0.47%	0.34%

Supplemental Data:
Net assets, end of period (000’s)	$42,374	$30,458	$23,062	$65,251	$79,619
Portfolio turnover rate(b)	219%	283%	496%	501%	612%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

32 :: ProFund VP Oil & Gas :: Management Discussion of Fund Performance

The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 17.76%, compared to a total return of 19.70%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers, and service companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were National Oilwell Varco Inc (+52.53%), Halliburton Co (+35.69%), and ConocoPhillips (+33.35%), while the bottom three performers in this group were Devon Energy Corp (+6.82%), Exxon Mobil Corp (+7.23%), and Apache Corp (+15.57%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Oil & Gas	17.76%	6.51%	8.25%
Dow Jones U.S. Oil & Gas Index	19.70%	8.34%	10.75%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**

Fund	Gross	Net

ProFund VP Oil & Gas	1.81%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	98%

Total Exposure	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.5%
Chevron Corp.	12.1%
Schlumberger, Ltd.	7.6%
ConocoPhillips	4.9%
Occidental Petroleum Corp.	4.5%

Dow Jones U.S. Oil & Gas Index – Composition
% of Index

Oil and Gas Producers	74%
Oil Equipment, Services and Distribution	25%
Alternative Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Oil & Gas :: 33

Schedule of Portfolio Investments

Common Stocks (98.0%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	32,076	$2,442,908
Apache Corp. (Oil & Gas)	23,814	2,839,343
Atlas Energy, Inc.* (Oil & Gas)	4,860	213,694
Atwood Oceanics, Inc.* (Oil & Gas)	3,402	127,133
Baker Hughes, Inc. (Oil & Gas Services)	27,702	1,583,723
Berry Petroleum Co.—Class A (Oil & Gas)	2,916	127,429
Bill Barrett Corp.* (Oil & Gas)	2,430	99,946
Brigham Exploration Co.* (Oil & Gas)	7,776	211,818
Bristow Group, Inc.* (Transportation)	2,430	115,061
Cabot Oil & Gas Corp. (Oil & Gas)	6,804	257,532
Cameron International Corp.* (Oil & Gas Services)	15,552	788,953
CARBO Ceramics, Inc. (Oil & Gas Services)	1,458	150,961
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,944	67,049
Chart Industries, Inc.* (Machinery-Diversified)	1,944	65,668
Chesapeake Energy Corp. (Oil & Gas)	41,796	1,082,934
Chevron Corp. (Oil & Gas)	129,762	11,840,783
Cimarex Energy Co. (Oil & Gas)	5,346	473,281
Complete Production Services, Inc.* (Oil & Gas Services)	4,860	143,613
Comstock Resources, Inc.* (Oil & Gas)	2,916	71,617
Concho Resources, Inc.* (Oil & Gas)	6,318	553,899
ConocoPhillips (Oil & Gas)	70,470	4,799,007
Continental Resources, Inc.* (Oil & Gas)	1,944	114,404
Core Laboratories N.V. (Oil & Gas Services)	2,916	259,670
Denbury Resources, Inc.* (Oil & Gas)	25,758	491,720
Devon Energy Corp. (Oil & Gas)	26,730	2,098,572
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,374	292,489
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,346	227,686
Drill-Quip, Inc.* (Oil & Gas Services)	1,944	151,088
El Paso Corp. (Pipelines)	45,684	628,612
Energen Corp. (Gas)	4,860	234,544
EOG Resources, Inc. (Oil & Gas)	16,524	1,510,459
EQT Corp. (Oil & Gas)	9,720	435,845
EXCO Resources, Inc. (Oil & Gas)	11,178	217,077
Exterran Holdings, Inc.* (Oil & Gas Services)	3,888	93,118
Exxon Mobil Corp. (Oil & Gas)	327,078	23,915,943
First Solar, Inc.* (Energy-Alternate Sources)	3,402	442,736
FMC Technologies, Inc.* (Oil & Gas Services)	7,776	691,364
Forest Oil Corp.* (Oil & Gas)	7,290	276,801
Frontier Oil Corp.* (Oil & Gas)	6,804	122,540
Global Industries, Ltd.* (Oil & Gas Services)	6,804	47,152
Halliburton Co. (Oil & Gas Services)	58,806	2,401,049
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,804	82,601
Helmerich & Payne, Inc. (Oil & Gas)	6,318	306,297
Hess Corp. (Oil & Gas)	18,954	1,450,739
Holly Corp. (Oil & Gas)	2,916	118,885
Key Energy Services, Inc.* (Oil & Gas Services)	9,234	119,857
Lufkin Industries, Inc. (Oil & Gas Services)	1,944	121,286
Marathon Oil Corp. (Oil & Gas)	46,170	1,709,675
Murphy Oil Corp. (Oil & Gas)	12,150	905,783
Nabors Industries, Ltd.* (Oil & Gas)	18,468	433,259
National Oilwell Varco, Inc. (Oil & Gas Services)	27,216	1,830,276
Newfield Exploration Co.* (Oil & Gas)	8,748	630,818
Noble Corp. (Oil & Gas)	16,524	591,064
Noble Energy, Inc. (Oil & Gas)	11,178	962,202
Occidental Petroleum Corp. (Oil & Gas)	45,198	4,433,924
Oceaneering International, Inc.* (Oil & Gas Services)	3,402	250,489
OGE Energy Corp. (Electric)	6,318	287,722
Oil States International, Inc.* (Oil & Gas Services)	3,402	218,034
Parker Drilling Co.* (Oil & Gas)	7,290	33,315
Patterson-UTI Energy, Inc. (Oil & Gas)	10,206	219,939
Penn Virginia Corp. (Oil & Gas)	2,916	49,047
Petrohawk Energy Corp.* (Oil & Gas)	19,440	354,780
Pioneer Natural Resources Co. (Oil & Gas)	5,832	506,334
Plains Exploration & Production Co.* (Oil & Gas)	9,234	296,781
Pride International, Inc.* (Oil & Gas)	10,206	336,798
QEP Resources, Inc. (Oil & Gas)	11,178	405,873
Quicksilver Resources, Inc.* (Oil & Gas)	7,776	114,618
Range Resources Corp. (Oil & Gas)	10,206	459,066
Rosetta Resources, Inc.* (Oil & Gas)	3,402	128,051
Rowan Cos., Inc.* (Oil & Gas)	8,262	288,427
SandRidge Energy, Inc.* (Oil & Gas)	24,300	177,876
Schlumberger, Ltd. (Oil & Gas Services)	88,452	7,385,742
SEACOR SMIT, Inc. (Oil & Gas Services)	1,458	147,389
SM Energy Co. (Oil & Gas)	3,888	229,120
Southern Union Co. (Gas)	7,776	187,168
Southwestern Energy Co.* (Oil & Gas)	22,356	836,785
Sunoco, Inc. (Oil & Gas)	7,776	313,451
SunPower Corp.—Class A* (Energy - Alternate Sources)	3,402	43,648
SunPower Corp.—Class B* (Electrical Components & Equipment)	2,916	36,188
Superior Energy Services, Inc.* (Oil & Gas Services)	4,860	170,051
Swift Energy Co.* (Oil & Gas)	2,916	114,161
Tesoro Petroleum Corp.* (Oil & Gas)	9,234	171,198
TETRA Technologies, Inc.* (Oil & Gas Services)	4,860	57,688
The Williams Cos., Inc. (Pipelines)	37,908	937,086
Tidewater, Inc. (Oil & Gas Services)	3,402	183,164
Transocean, Ltd.* (Oil & Gas)	20,898	1,452,620
Ultra Petroleum Corp.* (Oil & Gas)	9,720	464,325
Unit Corp.* (Oil & Gas)	2,916	135,536
Valero Energy Corp. (Oil & Gas)	36,450	842,724

See accompanying notes to the financial statements.

34 :: ProFund VP Oil & Gas :: Financial Statements

Common Stocks, continued
	Shares	Value

Weatherford International, Ltd.* (Oil & Gas Services)	48,114	$1,096,999
Whiting Petroleum Corp.* (Oil & Gas)	3,888	455,635

TOTAL COMMON STOCKS (Cost $50,245,714)		95,793,715

TOTAL INVESTMENT SECURITIES (Cost $50,245,714)—98.0%		95,793,715
Net other assets (liabilities)—2.0%		1,961,325

NET ASSETS—100.0%		$97,755,040

*	Non-income producing security

ProFund VP Oil & Gas invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Electric	$287,722	0.3%
Electrical Components & Equipment	36,188	0.1%
Energy-Alternate Sources	486,384	0.5%
Gas	421,712	0.4%
Machinery-Diversified	65,668	0.1%
Oil & Gas	74,613,329	76.3%
Oil & Gas Services	18,201,953	18.6%
Pipelines	1,565,698	1.6%
Transportation	115,061	0.1%
Other**	1,961,325	2.0%

Total	$97,755,040	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 35

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$50,245,714

Securities, at value	95,793,715

Total Investment Securities, at value	95,793,715
Dividends receivable	42,086
Receivable for capital shares issued	646,069
Receivable for investments sold	2,038,734
Prepaid expenses	314

TOTAL ASSETS	98,520,918

LIABILITIES:
Cash overdraft	584,067
Payable for capital shares redeemed	4,739
Advisory fees payable	49,134
Management services fees payable	6,551
Administration fees payable	2,984
Administrative services fees payable	33,377
Distribution fees payable	27,248
Trustee fees payable	4
Transfer agency fees payable	8,031
Fund accounting fees payable	5,973
Compliance services fees payable	268
Other accrued expenses	43,502

TOTAL LIABILITIES	765,878

NET ASSETS	$97,755,040

NET ASSETS CONSIST OF:
Capital	$64,339,864
Accumulated net investment income (loss)	152,698
Accumulated net realized gains (losses) on investments	(12,285,523)
Net unrealized appreciation (depreciation) on investments	45,548,001

NET ASSETS	$97,755,040

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,102,543

Net Asset Value (offering and redemption price per share)	$46.49

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,363,332
Interest	148

TOTAL INVESTMENT INCOME	1,363,480

EXPENSES:
Advisory fees	540,527
Management services fees	72,070
Administration fees	29,345
Transfer agency fees	41,963
Administrative services fees	231,193
Distribution fees	180,176
Custody fees	11,835
Fund accounting fees	56,375
Trustee fees	963
Compliance services fees	596
Other fees	112,841

Total Gross Expenses before reductions	1,277,884
Less Expenses reduced by the Advisor	(67,102)

TOTAL NET EXPENSES	1,210,782

NET INVESTMENT INCOME (LOSS)	152,698

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,774,301
Change in net unrealized appreciation/depreciation on investments	7,507,781

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,282,082

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,434,780

See accompanying notes to the financial statements.

36 :: ProFund VP Oil & Gas :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$152,698	$304,297
Net realized gains (losses) on investments	3,774,301	(5,870,692)
Change in net unrealized appreciation/depreciation on investments	7,507,781	13,491,193

Change in net assets resulting from operations	11,434,780	7,924,798

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(304,297)	—
Net realized gains on investments	—	(9,120,883)

Change in net assets resulting from distributions	(304,297)	(9,120,883)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	94,253,258	105,987,598
Dividends reinvested	304,297	9,120,883
Value of shares redeemed	(90,539,744)	(97,981,112)

Change in net assets resulting from capital transactions	4,017,811	17,127,369

Change in net assets	15,148,294	15,931,284
NET ASSETS:
Beginning of period	82,606,746	66,675,462

End of period	$97,755,040	$82,606,746

Accumulated net investment income (loss)	$152,698	$304,297

SHARE TRANSACTIONS:
Issued	2,295,149	2,684,278
Reinvested	7,682	236,660
Redeemed	(2,284,080)	(2,553,632)

Change in shares	18,751	367,306

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Oil & Gas :: 37

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$39.64	$38.84	$66.69	$51.51	$47.02

Investment Activities:
Net investment income (loss)(a)	0.08	0.15	(0.15)	(0.17)	(0.08)
Net realized and unrealized gains (losses) on investments	6.93	5.73	(23.29)	16.79	9.13

Total income (loss) from investment activities	7.01	5.88	(23.44)	16.62	9.05

Distributions to Shareholders From:
Net investment income	(0.16)	—	—	—	—
Net realized gains on investments	—	(5.08)	(4.41)	(1.44)	(4.56)

Total distributions	(0.16)	(5.08)	(4.41)	(1.44)	(4.56)

Net Asset Value, End of Period	$46.49	$39.64	$38.84	$66.69	$51.51

Total Return	17.76%	15.50%	(36.95)%	32.48%	20.63%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.81%	1.73%	1.71%	1.76%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)	0.21%	0.39%	(0.25)%	(0.30)%	(0.15)%

Supplemental Data:
Net assets, end of period (000’s)	$97,755	$82,607	$66,675	$194,871	$144,216
Portfolio turnover rate(b)	89%	109%	147%	180%	166%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

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Notes to Financial Statements

40 :: Notes to Financial Statements :: December 31, 2010

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report: ProFund VP Small-Cap Value, ProFund VP Japan, ProFund VP UltraMid-Cap and ProFund VP Oil & Gas (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds VP will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. For the year ended December 31, 2010, there were no short sale transactions.

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2010, the ProFunds VP did not hold any when-issued securities.

December 31, 2010 :: Notes to Financial Statements :: 41

Foreign Currency Transactions

Each ProFund VP may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective. Options held during the year ended December 31, 2010, were used as a hedge to limit each ProFund VP’s market exposure. All other derivative instruments held during the year ended December 31, 2010, gained exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet its investment objective during the year ended December 31, 2010. The volume associated with derivative positions in the ProFund VP UltraMid-Cap was 135%, based on average monthly notional amount in comparison to net assets during the year ended December 31, 2010.

With the exception of the ProFund VP UltraMid-Cap, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, and interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

42 :: Notes to Financial Statements :: December 31, 2010

With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. During the year ended December 31, 2010, the ProFunds VP did not write options.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the Funds may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements”.

Some Funds may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity (“short” the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the Funds may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

December 31, 2010 :: Notes to Financial Statements :: 43

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e. the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at December 31, 2010 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the Fund’s Statement of Assets and Liabilities as of December 31, 2010:

	Assets			Liabilities

Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts

Equity Risk Exposure:
ProFund VP Japan	$–	$–	$–	$41,584	$–	$–
ProFund VP UltraMid-Cap	369,426	–	–	–	184,879	–

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Fund’s Statement of Operations for the year ended December 31, 2010:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations

Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Investments

Equity Risk Exposure:
ProFund VP Japan	$(157,805)	$–	$–	$(782,437)
ProFund VP UltraMid-Cap	2,553,363	4,962,513	–	517,966

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

44 :: Notes to Financial Statements :: December 31, 2010

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP, or jointly with an affiliate, are allocated among the respective ProFunds VP and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments, except that fixed-income securities may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

December 31, 2010 :: Notes to Financial Statements :: 45

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended, December 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of December 31, 2010, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Small-Cap Value
Common Stocks	$27,509,362	$–	$–	$–	$27,509,362	$–

Total	$27,509,362	$–	$–	$–	$27,509,362	$–

ProFund VP Japan
U.S. Treasury Obligations	$–	$–	$2,101,148	$–	$2,101,148	$–
Repurchase Agreements	–	–	8,805,000	–	8,805,000	–
Futures Contracts	–	(41,584)	–	–	–	(41,584)

Total	$–	$(41,584)	$10,906,148	$–	$10,906,148	$(41,584)

ProFund VP UltraMid-Cap
Common Stocks	$22,816,786	$–	$–	$–	$22,816,786	$–
U.S. Treasury Obligations	–	–	2,464,347	–	2,464,347	–
Repurchase Agreements	–	–	14,376,000	–	14,376,000	–
Futures Contracts	–	369,426	–	–	–	369,426
Swap Agreements	–	–	–	(184,879)	–	(184,879)

Total	$22,816,786	$369,426	$16,840,347	$(184,879)	$39,657,133	$184,547

ProFund VP Oil & Gas
Common Stocks	$95,793,715	$–	$–	$–	$95,793,715	$–

Total	$95,793,715	$–	$–	$–	$95,793,715	$–

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2010.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

46 :: Notes to Financial Statements :: December 31, 2010

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $204,750 ($409,500 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and affiliated Trusts for the year ended December 31, 2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP. These expense limitations remain in effect until April 30, 2011.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2010, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/11	04/30/12	04/30/13	04/30/14	Total

ProFund VP Small-Cap Value	$64,946	$82,762	$67,168	$67,120	$281,996
ProFund VP Japan	–	15,335	11,280	7,709	34,324
ProFund VP UltraMid-Cap	14,268	49,741	24,846	25,459	114,314
ProFund VP Oil & Gas	45,630	155,284	98,078	45,656	344,648

During the year ended December 31, 2010, the Advisor voluntarily contributed capital of $39,274 in the ProFund VP Small-Cap Value due to corrections of investment transactions. The impact to the net asset value and total return is disclosed in the Financial Highlights of the ProFund VP.

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2010 were as follows:

	Purchases	Sales

ProFund VP Small-Cap Value	$121,467,556	$118,180,314
ProFund VP UltraMid-Cap	41,963,362	44,588,704
ProFund VP Oil & Gas	65,801,949	62,940,011

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2010 were as follows:

	Purchases	Sales

ProFund VP Japan	$2,101,887	$–
ProFund VP UltraMid-Cap	2,465,213	–

December 31, 2010 :: Notes to Financial Statements :: 47

6. Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of an index’s return over periods longer than one day.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds’VP exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

48 :: Notes to Financial Statements :: December 31, 2010

7. Federal Income Tax Information

As of the tax year end of December 31, 2010, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18	Total

ProFund VP Small-Cap Value	$–	$–	$8,197,735	$3,907,712	$248,076	$12,353,523
ProFund VP Japan	1,757,204	5,078,522	7,199,827	–	940,242	14,975,795
ProFund VP UltraMid-Cap	–	–	13,305,934	–	–	13,305,934
ProFund VP Oil & Gas	–	–	–	1,504,513	–	1,504,513

As of the tax year end of December 31, 2010, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options in addition to changes in ProFund VP ownership during the year and in prior years. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires
	12/31/11	12/31/13	Total

ProFund VP Japan	$159,549	$–	$159,549
ProFund VP Oil & Gas	722,218	1,013,966	1,736,184

The tax character of dividends paid to shareholders during the tax year ended December 31, 2010, were as follows:

		Net		Total
	Ordinary	Long-Term	Total Taxable	Distributions
	Income	Gains	Distributions	Paid

ProFund VP Small-Cap Value	$52,497	$–	$52,497	$52,497
ProFund VP Oil & Gas	304,297	–	304,297	304,297

The tax character of dividends paid to shareholders during the tax year ended December 31, 2009, were as follows:

		Net		Total
	Ordinary	Long-Term	Total Taxable	Distributions
	Income	Gains	Distributions	Paid

ProFund VP Small-Cap Value	$81,880	$–	$81,880	$81,880
ProFund VP Japan	65,646	–	65,646	65,646
ProFund VP UltraMid-Cap	12,162	–	12,162	12,162
ProFund VP Oil & Gas	–	9,120,883	9,120,883	9,120,883

As of the tax year ended December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Small-Cap Value	$–	$–	$–	$(12,353,523)	$785,094	$(11,568,429)
ProFund VP Japan	–	–	–	(15,135,344)	(736)	(15,136,080)
ProFund VP UltraMid-Cap	–	–	–	(13,305,934)	4,719,057	(8,586,877)
ProFund VP Oil & Gas	152,698	–	–	(3,240,697)	36,503,175	33,415,176

At December 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Small-Cap Value	$26,724,268	$7,225,750	$(6,440,656)	$785,094
ProFund VP Japan	10,906,884	–	(736)	(736)
ProFund VP UltraMid-Cap	34,753,197	7,217,023	(2,313,087)	4,903,936
ProFund VP Oil & Gas	59,290,540	45,588,758	(9,085,583)	36,503,175

Report of Independent Registered Public Accounting Firm :: 49

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Small-Cap Value, ProFund VP Japan, ProFund VP UltraMid-Cap and ProFund VP Oil & Gas (four of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2010, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 24, 2011

50 :: Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2010, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends
Received
Deduction

ProFund VP Oil & Gas	100.00%

December 31, 2010 (unaudited) :: Board Approval of Investment Advisory Agreement :: 51

At a meeting held on September 22, 2010, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were acceptable given the services provided.

52 :: Board Approval of Investment Advisory Agreement :: December 31, 2010 (unaudited)

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2010. The Board focused on each Fund’s performance against its benchmark for the same periods and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was satisfactory.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fall-out,” benefits, if any, that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFunds Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

Expense Examples

54 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2010 and held for the entire period from July 1, 2010 through December 31, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10

ProFund VP Small-Cap Value	$1,000.00	$1,253.40	$ 9.54	1.68%
ProFund VP Japan	1,000.00	1,091.80	8.86	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,603.30	11.02	1.68%
ProFund VP Oil & Gas	1,000.00	1,361.30	10.00	1.68%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10

ProFund VP Small-Cap Value	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Japan	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.74	8.54	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Trustees and Officers (unaudited) :: 55

Number of
Operational
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorship
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee*	Trustee

Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to Present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	None

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Executive Officers
Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel and Chief Compliance Officer of ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present).

56 :: Trustees and Officers (unaudited)

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009).

Jack P. Huntington 100 Summer Street, Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008).

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. since 2007 and has been employed by Citi Fund Services Ohio, Inc. in various other roles since 1993.

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/63	Assistant Treasurer	Indefinite; March 2006 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (September 1998 to present).

The ProFunds’ VP Statement of Additional Information includes additional information about the ProFunds’ VP Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/10

ProFunds

CLASSIC PROFUNDS VP

Bull
Mid-Cap
Small-Cap
NASDAQ-100
Small-Cap Value
Asia 30
Europe 30
International
Emerging Markets
Japan

ULTRA PROFUND VP

UltraSmall-Cap

INVERSE PROFUNDS VP

Short Small-Cap
Short NASDAQ-100
Short International
Short Emerging Markets

SECTOR PROFUNDS VP

Basic Materials
Consumer Services
Financials
Oil & Gas
Pharmaceuticals
Precious Metals
Telecommunications
Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus
Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

DECEMBER 31, 2010

Annual Report

Table of Contents

i	**Message from the Chairman**
3	**Management Discussion of Fund Performance**
7	**Financial Statements and Financial Highlights**
8	ProFund VP Bull
19	ProFund VP Mid-Cap
24	ProFund VP Small-Cap
39	ProFund VP NASDAQ-100
45	ProFund VP Small-Cap Value
54	ProFund VP Asia 30
60	ProFund VP Europe 30
66	ProFund VP International
71	ProFund VP Emerging Markets
77	ProFund VP Japan
82	ProFund VP UltraSmall-Cap
97	ProFund VP Short Small-Cap
102	ProFund VP Short NASDAQ-100
107	ProFund VP Short International
112	ProFund VP Short Emerging Markets
117	ProFund VP Basic Materials
123	ProFund VP Consumer Services
130	ProFund VP Financials
138	ProFund VP Oil & Gas
144	ProFund VP Pharmaceuticals
149	ProFund VP Precious Metals
154	ProFund VP Telecommunications
159	ProFund VP Utilities
164	ProFund VP U.S. Government Plus
169	ProFund VP Falling U.S. Dollar
175	ProFund VP Money Market
181	**Notes to Financial Statements**
198	**Report of Independent Registered Public Accounting Firm**
199	**Additional Tax Information**
200	**Board Approval of Investment Advisory Agreement**
203	**Expense Examples**
206	**Trustees and Officers**

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2010.

Market Recovery Stays on Course

U.S. equity markets finished 2010 up solidly despite a turbulent first six months. Large- and mid-cap stocks as measured by the S&P 500® and S&P 400® indexes were down through the end of June, but made a resurgence during the second half of the year ending 2010 up 15.1% and 26.7%, respectively. The Russell 2000® index also reflected a strong recovery for small-cap stocks, reversing a first-half decline to finish the year up 26.9%.

U.S. sector indexes in 2010 rose overall. Leading the way were basic materials, real estate, and industrials, which each rose more than 20%. Showing lesser gains, but still outperforming the S&P 500®, were oil and gas, consumer services, and telecommunications. Remaining U.S. sectors rose for the year as well, but lagged the total return of the S&P 500®.

Overseas, the first six months of 2010 presented significant challenges that drove down the performance of international stocks. As with many of their domestic counterparts, however, they recovered and finished the year more strongly. Developed markets outside of the U.S. and Canada rose 8.2% according to the MSCI EAFE® Index. Emerging markets as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index® finished 2010 up 11.4%.

An Up Year for Bonds and the U.S. Dollar

Fixed-income returns also increased for 2010. 10-year Treasury bonds rose by 8.6% and 30-year Treasuries rose by 9.2% for the year as measured by their respective Ryan Labs Treasury 10 Year and Treasury 30 Year indexes. The broader fixed-income market ended the year up 6.5% according to Barclays Capital U.S. Aggregate Bond Index®. Lastly, the dollar rose 1.4% in 2010 as reported by the New York Board of Trade’s U.S. Dollar Index which measures the dollar’s performance against six foreign currencies.

Thank you for choosing ProFunds. We appreciate the trust you have placed in us and look forward to continuing to serve your investing needs.

Sincerely,

Michael Sapir
Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

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Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.1 ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.2

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during the period:3

•	Benchmark Performance: The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•	The Impact of Leverage on the Funds’ Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or –100% of the daily performance of an index was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index. The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% was inversely impacted by the daily performance of the Funds’ underlying indexes.

•	Compounding of Daily Returns and Volatility: Leveraged and Inverse ProFunds VP are designed to provide a multiple of index returns (e.g. 200%, 125%, –200%, –125%, –100%) for a single day only. For longer periods, performance may be greater than or less than the one day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leverage and inverse funds. On periods longer than one day compounding can increase returns in certain upward trending low volatility markets and can decrease losses in certain downward trending low volatility markets. In more volatile periods, compounding commonly reduces returns and increases losses over periods greater than one day. The differences in return over time due to compounding are a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, index volatility and magnitude of index return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of return will generally contribute to greater negative (positive) deviations.

•
Cost of Obtaining Leverage and Inverse Exposure: Funds with positive multiples of a benchmark index (leveraged funds) generally pay a financing rate to obtain the required leverage positions. The rates paid are typically short term rates, such as one month LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most leveraged funds incurred net financing costs, some leveraged funds benefited from a negative financing rate, due to a combination of very low levels of LIBOR and negative spreads.

Funds with negative multiples of a benchmark index (inverse funds) generally receive a financing rate when obtaining the required short positions. The rates received are typically short term rates, such as one month LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most inverse funds benefited from receiving net positive financing rates, some inverse funds incurred costs (i.e., earned negative financing rates), due to a combination of very low levels of LIBOR and negative spreads.

•
Equity Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•
Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

[1]	Other than ProFund VP Money Market.
[2]	A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.
[3]	Past performance is not a guarantee of future results.
[4]	Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

Management Discussion of Fund Performance (unaudited) :: 5

Economy

Financial markets pushed higher in 2010, marking a second year of recovery from the financial crisis of 2008. Policy makers continued to respond with measures that appeared to directly and indirectly drive prices higher across a wide variety of asset classes. Corporate profits were robust and real economic activity steadily recovered, albeit at a slow rate.

The first half of the year featured warnings about contagion from the sovereign debt crisis in Europe and fears of a double-dip recession in the U.S., accompanied by a 1,400 point drop in the Dow Jones Industrial Average which pushed the index below the 10,000 mark. Bond yields plunged as well, and the U.S.Dollar Index surged as investors searched for safe havens. The second half of 2010 was a different story. The stock market reversed course in July, alongside stronger economic data. Bond yields started rising as the global economy regained its footing, and the U.S.Dollar Index gave up some of its gains.

During the summer of 2010, the Federal Open Market Committee (FOMC) began to signal to financial markets that it was considering additional monetary policy accommodation by conducting further asset purchases. At its meeting in early November, the FOMC formally announced its intention to purchase an additional $600 billion in Treasury securities by the end of the second quarter of 2011, about one-third of the value of securities purchased in its earlier programs. In addition, Congress approved an $858 billion package of tax cuts and spending in December which included an extension of unemployment benefits.

Real gross domestic product, the output of goods and services produced by labor and property located in the U.S., increased at an annual rate of 3.2% in the fourth quarter of 2010. Inflation, as measured by changes in the CPI, declined from 2.7% in 2009 to 1.5% in 2010. A deceleration in gasoline prices accounted for much of this slowdown, as it increased 13.8% in 2010 after rising 53.5% in 2009. The unemployment rate was at 9.4% in December 2010, down slightly from 10.0% in December 2009.

During the first half of the year when home buyer tax credits were in place, housing sales were strong and housing prices stabilized but when these credits expired, transactions fell to a fifteen year low and a still-large excess supply of housing continued to weigh on the market. The commercial real estate market also remained anemic. Prices of economically sensitive commodities rallied strongly, with copper and gold reaching all time highs, in part due to strong demand from China and other emerging markets.

Index Performance5

For the one year period ending December 31, 2010 the U.S.equity market posted positive returns as measured by various broad-market indexes. The S&P 500 Index was up +15.1%, the S&P MidCap 400 Index was up +26.7%, the Dow Jones Industrial Average increased +14.1%, the Russell 2000 Index increased +26.9%, and the NASDAQ-100 Index was up +20.2% for the year.

Of the 17 offered Sector ProFunds VP, those that outperformed the S&P 500 Index included Internet (+37.3%), Precious Metals (+36.0%), Basic Materials (+31.7%), Real Estate (+26.9%), Industrials (+26.0%), Consumer Services (+23.7%), Oil & Gas (+19.7%), Consumer Goods (+19.5%), and Telecommunications (+17.7%). Sectors underperforming the S&P 500 Index were Pharmaceuticals (+2.1%), Health Care (+4.5%), Biotechnology (+6.9%), Utilities (+7.8%), Banks (+11.3%), Technology (+12.6%), Financial (+12.7%) and Semiconductors (+14.2%).

Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced positive returns. Based on these indices, Growth outperformed Value in the small and mid capitalization spectrum: Small-Cap Growth +28.4% versus Small-Cap Value +25.0%; Mid-Cap Growth +30.7% versus Mid-Cap Value +22.8%; and Large-Cap Growth and Large-Cap Value were up +15.1% and 15.2%, respectively.

International stocks also fared well, though not quite as well as U.S. Indexes. Major international equity markets posted positive returns generally, except for Japan’s Nikkei 225 Stock Average Index which was down -1.5%. The ProFunds Asia 30 Index increased +15.0%. The Bank of New York Mellon Emerging Markets 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was up +11.4%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., increased +8.2%. The ProFunds Europe 30 Index was up +2.6%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned +9.2%. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was up +1.4% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index).

Index Volatility

Daily volatility for the U.S. equity markets lessened significantly from a year ago. The volatility for the S&P 500 for the year ended December 31, 2010, was 18.06%, which was lower than the prior year’s volatility of 27.27%. At a given index return level, increased volatility tends to

6 :: Management Discussion of Fund Performance (unaudited)

negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones Precious Metals Index. The least volatile were the Dow Jones U.S. Pharmaceuticals Index and the U.S. Dollar Index. The volatility of each index is shown below.

	One Year	Index
Underlying Index	Return(a),(b)	Volatility

Dow Jones U.S. Banks Index	11.3%	29.27%
Dow Jones U.S. Precious Metals Index	36.0%	28.82%
Dow Jones U.S. Basic Materials Index	31.7%	27.55%
Dow Jones U.S. Real Estate Index	26.9%	26.89%
Dow Jones U.S. Semiconductors Index	14.2%	26.46%
S&P SmallCap 600/Citigroup Value Index	25.0%	25.15%
Russell 2000 Index	26.9%	25.09%
Bank of New Yew Mellon Emerging Markets 50 ADR Index	11.4%	24.76%
Dow Jones U.S. Financials Index	12.7%	24.65%
ProFunds Asia 30 Index	15.0%	23.36%
Dow Jones U.S. Oil & Gas Index	19.7%	22.82%
ProFunds Europe 30 Index	2.6%	22.76%
S&P SmallCap 600/Citigroup Growth Index	28.4%	22.73%
Dow Jones U.S. Internet Composite Index	37.3%	22.53%
Dow Jones U.S. Industrials Index	26.0%	21.70%
S&P MidCap 400/Citigroup Value Index	22.8%	21.10%
S&P MidCap 400/Citigroup Growth Index	30.7%	21.09%
S&P MidCap 400 Index	26.7%	21.01%
Nikkei 225 Stock Average Index	-1.5%	20.97%
Dow Jones U.S. Technology Index	12.6%	20.15%
NASDAQ-100 Index	20.2%	19.49%
Dow Jones U.S. Biotechnology Index	6.9%	19.31%
MSCI EAFE Index	8.2%	18.82%
S&P 500/Citigroup Value Index	15.2%	18.50%
Dow Jones U.S. Consumer Services Index	23.7%	18.17%
S&P 500 Index	15.1%	18.06%
S&P 500/Citigroup Growth Index	15.1%	17.90%
Ryan Labs Treasury 30 Year Index	9.2%	17.17%
Dow Jones Industrial Average	14.1%	16.17%
Dow Jones U.S. Utilities Index	7.8%	15.27%
Dow Jones U.S. Health Care Index	4.5%	14.82%
Dow Jones U.S. Telecommunications Index	17.7%	14.46%
Dow Jones U.S. Consumer Goods Index	19.5%	14.12%
Dow Jones U.S. Pharmaceuticals Index	2.1%	13.93%
U.S. Dollar Index	1.4%	8.64%

(a)	Performances are total return except for the ProFunds Europe 30 Index, the ProFunds Asia 30 Index, and the U.S. Dollar Index.
(b)	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding the ProFunds Europe 30 Index and ProFunds Asia 30 Index).

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, the most common benchmark financing rate for the Funds, began the year at 0.21%, rose to a high of 0.33% in May, and dropped to 0.25% by the end of the year. Funds with positive multiples of a benchmark index (leveraged funds) generally pay a financing rate to obtain the required leverage positions. The rates paid are typically short term rates, such as one week LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most leveraged funds incurred net financing costs, some leveraged funds benefited from a negative financing rate, due to a combination of very low levels of LIBOR and negative spreads.

Funds with negative multiples of a benchmark index (inverse funds) generally receive a financing rate when obtaining the required short positions. The rates received are typically short term rates, such as one week LIBOR plus a spread. The spreads are primarily driven by market conditions in the securities lending market, and may be either positive or negative. While most inverse funds benefited from receiving net positive financing rates, some inverse funds incurred costs (i.e., earned negative financing rates), due to a combination of very low levels of LIBOR and negative spreads.

ProFunds VP do not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of a company. In addition, PFA does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions;or normally take defensive positions.

Financial Statements and Financial Highlights

8 :: ProFund VP Bull :: Management Discussion of Fund Performance

The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the year ended December 31, 2010, the Fund had a total return of 12.58%, compared to a total return of 15.08%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), General Electric Co (+20.89%), and Chevron Corp (+18.52%), while the bottom three performers in this group were Microsoft Corp (-8.43%), Johnson & Johnson (-3.97%), and JP Morgan Chase & Co (+1.80%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $ 10,000 in the ProFund VP Bull from May 1, 2001 (inception date) to December 31, 2010 assuming the reinvestments of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Since Inception

ProFund VP Bull	12.58%	0.53%	-0.16%
S&P 500 Index	15.08%	2.29%	1.86%

Expense Ratios**
Fund	Gross	Net

ProFund VP Bull	1.80%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition
Market Exposure
Investment Type	% of Net Assets

Equity Securities	71%
Futures Contracts	15%
Swap Agreements	14%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	2.3%
Apple Computer, Inc.	1.8%
Microsoft Corp.	1.3%
General Electric Co.	1.2%
Chevron Corp.	1.1%

S&P 500 Index – Composition
% of Index

Consumer Non-Cyclical	21%
Financial	16%
Technology	13%
Energy	12%
Communications	12%
Industrial	11%
Consumer Cyclical	9%
Basic Materials	4%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Bull :: 9

Schedule of Portfolio Investments

Common Stocks (71.3%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,536	$391,457
Abbott Laboratories (Pharmaceuticals)	9,720	465,685
Abercrombie & Fitch Co.—Class A (Retail)	567	32,676
ACE, Ltd. (Insurance)	2,106	131,098
Adobe Systems, Inc.* (Software)	3,240	99,727
Advanced Micro Devices, Inc.* (Semiconductors)	3,645	29,816
Aetna, Inc. (Healthcare-Services)	2,511	76,611
AFLAC, Inc. (Insurance)	2,997	169,121
Agilent Technologies, Inc.* (Electronics)	2,187	90,607
Air Products & Chemicals, Inc. (Chemicals)	1,377	125,238
Airgas, Inc. (Chemicals)	486	30,356
AK Steel Holding Corp. (Iron/Steel)	729	11,934
Akamai Technologies, Inc.* (Internet)	1,134	53,355
Alcoa, Inc. (Mining)	6,480	99,727
Allegheny Energy, Inc. (Electric)	1,053	25,525
Allegheny Technologies, Inc. (Iron/Steel)	648	35,757
Allergan, Inc. (Pharmaceuticals)	1,944	133,494
Allstate Corp. (Insurance)	3,402	108,456
Altera Corp. (Semiconductors)	1,944	69,168
Altria Group, Inc. (Agriculture)	13,203	325,058
Amazon.com, Inc.* (Internet)	2,268	408,240
Ameren Corp. (Electric)	1,539	43,384
American Electric Power, Inc. (Electric)	2,997	107,832
American Express Co. (Diversified Financial Services)	6,642	285,075
American International Group, Inc.* (Insurance)	891	51,339
American Tower Corp.* (Telecommunications)	2,511	129,668
Ameriprise Financial, Inc. (Diversified Financial Services)	1,539	88,569
AmerisourceBergen Corp. (Pharmaceuticals)	1,782	60,802
Amgen, Inc.* (Biotechnology)	5,994	329,071
Amphenol Corp.—Class A (Electronics)	1,134	59,853
Anadarko Petroleum Corp. (Oil & Gas)	3,159	240,589
Analog Devices, Inc. (Semiconductors)	1,863	70,179
AON Corp. (Insurance)	2,106	96,897
Apache Corp. (Oil & Gas)	2,430	289,729
Apartment Investment and Management Co.—Class A (REIT)	729	18,837
Apollo Group, Inc.—Class A* (Commercial Services)	810	31,987
Apple Computer, Inc.* (Computers)	5,751	1,855,043
Applied Materials, Inc. (Semiconductors)	8,424	118,357
Archer-Daniels-Midland Co. (Agriculture)	4,050	121,824
Assurant, Inc. (Insurance)	648	24,961
AT&T, Inc. (Telecommunications)	37,341	1,097,079
Autodesk, Inc.* (Software)	1,458	55,696
Automatic Data Processing, Inc. (Software)	3,078	142,450
AutoNation, Inc.* (Retail)	405	11,421
AutoZone, Inc.* (Retail)	162	44,160
Avalonbay Communities, Inc. (REIT)	567	63,816
Avery Dennison Corp. (Household Products/Wares)	648	27,436
Avon Products, Inc. (Cosmetics/Personal Care)	2,673	77,677
Baker Hughes, Inc. (Oil & Gas Services)	2,754	157,446
Ball Corp. (Packaging & Containers)	567	38,584
Bank of America Corp. (Banks)	63,666	849,304
Bank of New York Mellon Corp. (Banks)	7,857	237,281
Bard (C.R.), Inc. (Healthcare-Products)	567	52,034
Baxter International, Inc. (Healthcare-Products)	3,645	184,510
BB&T Corp. (Banks)	4,374	114,992
Becton, Dickinson & Co. (Healthcare-Products)	1,458	123,230
Bed Bath & Beyond, Inc.* (Retail)	1,620	79,623
Bemis Co., Inc. (Packaging & Containers)	648	21,164
Berkshire Hathaway, Inc.—Class B* (Insurance)	10,935	876,003
Best Buy Co., Inc. (Retail)	2,106	72,215
Big Lots, Inc.* (Retail)	486	14,804
Biogen Idec, Inc.* (Biotechnology)	1,539	103,190
BMC Software, Inc.* (Software)	1,134	53,457
Boeing Co. (Aerospace/Defense)	4,617	301,305
Boston Properties, Inc. (REIT)	891	76,715
Boston Scientific Corp.* (Healthcare-Products)	9,558	72,354
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,773	285,269
Broadcom Corp.—Class A (Semiconductors)	2,835	123,464
Brown-Forman Corp. (Beverages)	648	45,114
C.H. Robinson Worldwide, Inc. (Transportation)	1,053	84,440
CA, Inc. (Software)	2,430	59,389
Cablevision Systems Corp.—Class A (Media)	1,539	52,080
Cabot Oil & Gas Corp. (Oil & Gas)	648	24,527
Cameron International Corp.* (Oil & Gas Services)	1,539	78,073
Campbell Soup Co. (Food)	1,215	42,221
Capital One Financial Corp. (Diversified Financial Services)	2,916	124,105
Cardinal Health, Inc. (Pharmaceuticals)	2,187	83,784
CareFusion Corp.* (Healthcare-Products)	1,377	35,389
Carmax, Inc.* (Retail)	1,458	46,481
Carnival Corp.—Class A (Leisure Time)	2,754	126,987
Caterpillar, Inc. (Machinery-Construction & Mining)	3,969	371,737
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,863	38,154
CBS Corp.—Class B (Media)	4,293	81,782
Celgene Corp.* (Biotechnology)	2,997	177,243
CenterPoint Energy, Inc. (Electric)	2,673	42,020
CenturyTel, Inc. (Telecommunications)	1,944	89,754
Cephalon, Inc.* (Pharmaceuticals)	486	29,996
Cerner Corp.* (Software)	486	46,044
CF Industries Holdings, Inc. (Chemicals)	486	65,683
Chesapeake Energy Corp. (Oil & Gas)	4,131	107,034
Chevron Corp. (Oil & Gas)	12,717	1,160,426
Chubb Corp. (Insurance)	1,944	115,940
CIGNA Corp. (Insurance)	1,701	62,359
Cincinnati Financial Corp. (Insurance)	1,053	33,370
Cintas Corp. (Textiles)	810	22,648
Cisco Systems, Inc.* (Telecommunications)	34,992	707,888
Citigroup, Inc.* (Diversified Financial Services)	183,384	867,406

See accompanying notes to the financial statements.

10 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value

Citrix Systems, Inc.* (Software)	1,215	$83,118
Cliffs Natural Resources, Inc. (Iron/Steel)	891	69,507
Clorox Co. (Household Products/Wares)	891	56,382
CME Group, Inc. (Diversified Financial Services)	405	130,309
CMS Energy Corp. (Electric)	1,539	28,625
Coach, Inc. (Apparel)	1,863	103,043
Coca-Cola Co. (Beverages)	14,661	964,254
Coca-Cola Enterprises, Inc. (Beverages)	2,106	52,713
Cognizant Technology Solutions Corp.* (Computers)	1,944	142,476
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,078	247,379
Comcast Corp.—Class A (Media)	17,577	386,167
Comerica, Inc. (Banks)	1,134	47,900
Computer Sciences Corp. (Computers)	972	48,211
Compuware Corp.* (Software)	1,377	16,070
ConAgra Foods, Inc. (Food)	2,754	62,185
ConocoPhillips (Oil & Gas)	9,315	634,351
CONSOL Energy, Inc. (Coal)	1,458	71,063
Consolidated Edison, Inc. (Electric)	1,863	92,349
Constellation Brands, Inc.* (Beverages)	1,134	25,118
Constellation Energy Group, Inc. (Electric)	1,296	39,696
Corning, Inc. (Telecommunications)	9,882	190,920
Costco Wholesale Corp. (Retail)	2,754	198,866
Coventry Health Care, Inc.* (Healthcare-Services)	972	25,661
CSX Corp. (Transportation)	2,349	151,769
Cummins, Inc. (Machinery-Diversified)	1,215	133,662
CVS Caremark Corp. (Retail)	8,586	298,535
D.R. Horton, Inc. (Home Builders)	1,782	21,259
Danaher Corp. (Miscellaneous Manufacturing)	3,402	160,472
Darden Restaurants, Inc. (Retail)	891	41,378
DaVita, Inc.* (Healthcare-Services)	648	45,030
Dean Foods Co.* (Food)	1,134	10,025
Deere & Co. (Machinery-Diversified)	2,673	221,993
Dell, Inc.* (Computers)	10,611	143,779
Denbury Resources, Inc.* (Oil & Gas)	2,511	47,935
DENTSPLY International, Inc. (Healthcare-Products)	891	30,445
Devon Energy Corp. (Oil & Gas)	2,754	216,217
DeVry, Inc. (Commercial Services)	405	19,432
Diamond Offshore Drilling, Inc. (Oil & Gas)	405	27,082
DIRECTV—Class A* (Media)	5,265	210,231
Discover Financial Services (Diversified Financial Services)	3,402	63,039
Discovery Communications, Inc.—Class A* (Media)	1,782	74,309
Dominion Resources, Inc. (Electric)	3,645	155,714
Dover Corp. (Miscellaneous Manufacturing)	1,215	71,017
Dr. Pepper Snapple Group, Inc. (Beverages)	1,458	51,263
DTE Energy Co. (Electric)	1,053	47,722
Duke Energy Corp. (Electric)	8,343	148,589
Dun & Bradstreet Corp. (Software)	324	26,597
E*TRADE Financial Corp.* (Diversified Financial Services)	1,215	19,440
E.I. du Pont de Nemours & Co. (Chemicals)	5,751	286,860
Eastman Chemical Co. (Chemicals)	486	40,863
Eaton Corp. (Miscellaneous Manufacturing)	1,053	106,890
eBay, Inc.* (Internet)	7,209	200,626
Ecolab, Inc. (Chemicals)	1,458	73,512
Edison International (Electric)	2,025	78,165
El Paso Corp. (Pipelines)	4,455	61,301
Electronic Arts, Inc.* (Software)	2,106	34,496
Eli Lilly & Co. (Pharmaceuticals)	6,399	224,221
EMC Corp.* (Computers)	13,041	298,639
Emerson Electric Co. (Electrical Components & Equipment)	4,779	273,215
Entergy Corp. (Electric)	1,134	80,321
EOG Resources, Inc. (Oil & Gas)	1,620	148,084
EQT Corp. (Oil & Gas)	972	43,584
Equifax, Inc. (Commercial Services)	810	28,836
Equity Residential (REIT)	1,782	92,575
Exelon Corp. (Electric)	4,212	175,388
Expedia, Inc. (Internet)	1,296	32,517
Expeditors International of Washington, Inc. (Transportation)	1,377	75,184
Express Scripts, Inc.* (Pharmaceuticals)	3,321	179,500
Exxon Mobil Corp. (Oil & Gas)	31,833	2,327,629
F5 Networks, Inc.* (Internet)	486	63,258
Family Dollar Stores, Inc. (Retail)	810	40,265
Fastenal Co. (Distribution/Wholesale)	891	53,380
Federated Investors, Inc.—Class B (Diversified Financial Services)	567	14,838
FedEx Corp. (Transportation)	2,025	188,345
Fidelity National Information Services, Inc. (Software)	1,701	46,590
Fifth Third Bancorp (Banks)	5,022	73,723
First Horizon National Corp.* (Banks)	1,459	17,182
First Solar, Inc.* (Energy-Alternate Sources)	324	42,165
FirstEnergy Corp. (Electric)	1,944	71,967
Fiserv, Inc.* (Software)	972	56,920
FLIR Systems, Inc.* (Electronics)	972	28,917
Flowserve Corp. (Machinery-Diversified)	324	38,627
Fluor Corp. (Engineering & Construction)	1,134	75,139
FMC Corp. (Chemicals)	486	38,827
FMC Technologies, Inc.* (Oil & Gas Services)	729	64,815
Ford Motor Co.* (Auto Manufacturers)	23,652	397,117
Forest Laboratories, Inc.* (Pharmaceuticals)	1,782	56,988
Fortune Brands, Inc. (Household Products/Wares)	972	58,563
Franklin Resources, Inc. (Diversified Financial Services)	891	99,088
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	2,997	359,910
Frontier Communications Corp. (Telecommunications)	6,237	60,686
GameStop Corp.—Class A* (Retail)	972	22,239
Gannett Co., Inc. (Media)	1,539	23,224
General Dynamics Corp. (Aerospace/Defense)	2,349	166,685
General Electric Co. (Miscellaneous Manufacturing)	67,230	1,229,637
General Mills, Inc. (Food)	4,050	144,139
Genuine Parts Co. (Distribution/Wholesale)	972	49,902
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	3,078	40,445
Genzyme Corp.* (Biotechnology)	1,620	115,344
Gilead Sciences, Inc.* (Pharmaceuticals)	5,103	184,933
Goodrich Corp. (Aerospace/Defense)	810	71,337
Google, Inc.—Class A* (Internet)	1,539	914,120

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 11

Common Stocks, continued
	Shares	Value

H & R Block, Inc. (Commercial Services)	1,944	$23,153
Halliburton Co. (Oil & Gas Services)	5,751	234,813
Harley-Davidson, Inc. (Leisure Time)	1,458	50,549
Harman International Industries, Inc.* (Home Furnishings)	405	18,752
Harris Corp. (Telecommunications)	810	36,693
Hartford Financial Services Group, Inc. (Insurance)	2,835	75,099
Hasbro, Inc. (Toys/Games/Hobbies)	891	42,037
HCP, Inc. (REIT)	2,025	74,500
Health Care REIT, Inc. (REIT)	891	42,447
Heinz (H.J.) Co. (Food)	2,025	100,156
Helmerich & Payne, Inc. (Oil & Gas)	648	31,415
Hess Corp. (Oil & Gas)	1,863	142,594
Hewlett-Packard Co. (Computers)	14,337	603,588
Home Depot, Inc. (Retail)	10,368	363,502
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,941	262,664
Hormel Foods Corp. (Food)	405	20,760
Hospira, Inc.* (Pharmaceuticals)	1,053	58,642
Host Marriott Corp. (REIT)	4,212	75,268
Hudson City Bancorp, Inc. (Savings & Loans)	3,321	42,310
Humana, Inc.* (Healthcare-Services)	1,053	57,641
Huntington Bancshares, Inc. (Banks)	4,536	31,162
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,159	168,691
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,025	95,357
Integrys Energy Group, Inc. (Electric)	486	23,576
Intel Corp. (Semiconductors)	35,235	740,992
IntercontinentalExchange, Inc.* (Diversified Financial Services)	486	57,907
International Business Machines Corp. (Computers)	7,857	1,153,093
International Flavors & Fragrances, Inc. (Chemicals)	486	27,017
International Game Technology (Entertainment)	1,863	32,956
International Paper Co. (Forest Products & Paper)	2,754	75,019
Interpublic Group of Cos., Inc.* (Advertising)	3,078	32,688
Intuit, Inc.* (Software)	1,782	87,853
Intuitive Surgical, Inc.* (Healthcare-Products)	243	62,633
Invesco, Ltd. (Diversified Financial Services)	2,916	70,159
Iron Mountain, Inc. (Commercial Services)	1,296	32,413
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,134	59,093
J.C. Penney Co., Inc. (Retail)	1,458	47,108
J.P. Morgan Chase & Co. (Diversified Financial Services)	24,705	1,047,986
Jabil Circuit, Inc. (Electronics)	1,215	24,409
Jacobs Engineering Group, Inc.* (Engineering & Construction)	810	37,139
Janus Capital Group, Inc. (Diversified Financial Services)	1,134	14,708
JDS Uniphase Corp.* (Telecommunications)	1,377	19,939
JM Smucker Co. (Food)	729	47,859
Johnson & Johnson (Healthcare-Products)	17,334	1,072,108
Johnson Controls, Inc. (Auto Parts & Equipment)	4,293	163,993
Juniper Networks, Inc.* (Telecommunications)	3,321	122,611
Kellogg Co. (Food)	1,620	82,750
KeyCorp (Banks)	5,589	49,463
Kimberly-Clark Corp. (Household Products/Wares)	2,592	163,400
Kimco Realty Corp. (REIT)	2,592	46,760
KLA -Tencor Corp. (Semiconductors)	1,053	40,688
Kohls Corp.* (Retail)	1,944	105,637
Kraft Foods, Inc. (Food)	11,016	347,114
Kroger Co. (Food)	4,050	90,558
L-3 Communications Holdings, Inc. (Aerospace/Defense)	729	51,387
Laboratory Corp. of America Holdings* (Healthcare-Services)	648	56,972
Legg Mason, Inc. (Diversified Financial Services)	972	35,254
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	891	20,279
Lennar Corp.—Class A (Home Builders)	972	18,225
Leucadia National Corp. (Holding Companies-Diversified)	1,215	35,454
Lexmark International, Inc.—Class A* (Computers)	486	16,923
Life Technologies Corp.* (Biotechnology)	1,215	67,433
Limited, Inc. (Retail)	1,701	52,272
Lincoln National Corp. (Insurance)	2,025	56,315
Linear Technology Corp. (Semiconductors)	1,458	50,432
Lockheed Martin Corp. (Aerospace/Defense)	1,863	130,242
Loews Corp. (Insurance)	2,025	78,793
Lorillard, Inc. (Agriculture)	972	79,762
Lowe’s Cos., Inc. (Retail)	8,748	219,400
LSI Logic Corp.* (Semiconductors)	3,888	23,289
M&T Bank Corp. (Banks)	729	63,459
Macy’s, Inc. (Retail)	2,673	67,627
Marathon Oil Corp. (Oil & Gas)	4,455	164,969
Marriott International, Inc.—Class A (Lodging)	1,783	74,059
Marsh & McLennan Cos., Inc. (Insurance)	3,402	93,011
Marshall & Ilsley Corp. (Banks)	3,321	22,981
Masco Corp. (Building Materials)	2,268	28,713
Massey Energy Co. (Coal)	648	34,765
MasterCard, Inc.—Class A (Software)	648	145,223
Mattel, Inc. (Toys/Games/Hobbies)	2,268	57,675
McAfee, Inc.* (Internet)	972	45,013
McCormick & Co., Inc. (Food)	810	37,689
McDonald’s Corp. (Retail)	6,642	509,840
McGraw-Hill Cos., Inc. (Media)	1,944	70,781
McKesson Corp. (Commercial Services)	1,620	114,016
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,296	80,676
MeadWestvaco Corp. (Forest Products & Paper)	1,053	27,546
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,673	163,775
Medtronic, Inc. (Healthcare-Products)	6,804	252,360
MEMC Electronic Materials, Inc.* (Semiconductors)	1,458	16,417
Merck & Co., Inc. (Pharmaceuticals)	19,440	700,618
Meredith Corp. (Media)	243	8,420
MetLife, Inc. (Insurance)	5,751	255,574

See accompanying notes to the financial statements.

12 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value

MetroPCS Communications, Inc.* (Telecommunications)	1,620	$20,461
Microchip Technology, Inc. (Semiconductors)	1,215	41,565
Micron Technology, Inc.* (Semiconductors)	5,427	43,525
Microsoft Corp. (Software)	47,547	1,327,512
Molex, Inc. (Electrical Components & Equipment)	891	20,244
Molson Coors Brewing Co.—Class B (Beverages)	972	48,785
Monsanto Co. (Agriculture)	3,402	236,915
Monster Worldwide, Inc.* (Internet)	810	19,140
Moody’s Corp. (Commercial Services)	1,296	34,396
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,558	260,073
Motorola, Inc.* (Telecommunications)	14,823	134,445
Murphy Oil Corp. (Oil & Gas)	1,215	90,578
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,754	58,192
Nabors Industries, Ltd.* (Oil & Gas)	1,782	41,806
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	891	21,126
National Oilwell Varco, Inc. (Oil & Gas Services)	2,673	179,759
National Semiconductor Corp. (Semiconductors)	1,539	21,177
NetApp, Inc.* (Computers)	2,268	124,649
Netflix, Inc.* (Internet)	243	42,695
Newell Rubbermaid, Inc. (Housewares)	1,863	33,869
Newfield Exploration Co.* (Oil & Gas)	810	58,409
Newmont Mining Corp. (Mining)	3,078	189,082
News Corp.—Class A (Media)	14,418	209,926
NextEra Energy, Inc. (Electric)	2,592	134,758
Nicor, Inc. (Gas)	324	16,174
NIKE, Inc.—Class B (Apparel)	2,430	207,571
NiSource, Inc. (Electric)	1,782	31,399
Noble Energy, Inc. (Oil & Gas)	1,134	97,615
Nordstrom, Inc. (Retail)	1,053	44,626
Norfolk Southern Corp. (Transportation)	2,268	142,476
Northeast Utilities System (Electric)	1,134	36,152
Northern Trust Corp. (Banks)	1,539	85,276
Northrop Grumman Corp. (Aerospace/Defense)	1,863	120,685
Novell, Inc.* (Software)	2,187	12,947
Novellus Systems, Inc.* (Semiconductors)	567	18,325
NRG Energy, Inc.* (Electric)	1,539	30,072
Nucor Corp. (Iron/Steel)	2,025	88,735
NVIDIA Corp.* (Semiconductors)	3,645	56,133
NYSE Euronext (Diversified Financial Services)	1,620	48,568
O’Reilly Automotive, Inc.* (Retail)	891	53,834
Occidental Petroleum Corp. (Oil & Gas)	5,103	500,604
Omnicom Group, Inc. (Advertising)	1,863	85,325
ONEOK, Inc. (Gas)	648	35,945
Oracle Corp. (Software)	24,462	765,661
Owens-Illinois, Inc.* (Packaging & Containers)	1,053	32,327
PACCAR, Inc. (Auto Manufacturers)	2,268	130,229
Pall Corp. (Miscellaneous Manufacturing)	729	36,144
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,053	90,874
Patterson Cos., Inc. (Healthcare-Products)	648	19,848
Paychex, Inc. (Commercial Services)	2,025	62,593
Peabody Energy Corp. (Coal)	1,701	108,830
People’s United Financial, Inc. (Banks)	2,349	32,909
Pepco Holdings, Inc. (Electric)	1,377	25,130
PepsiCo, Inc. (Beverages)	10,044	656,175
PerkinElmer, Inc. (Electronics)	729	18,823
Pfizer, Inc. (Pharmaceuticals)	50,544	885,025
PG&E Corp. (Electric)	2,511	120,126
Philip Morris International, Inc. (Commercial Services)	11,421	668,471
Pinnacle West Capital Corp. (Electric)	648	26,860
Pioneer Natural Resources Co. (Oil & Gas)	729	63,292
Pitney Bowes, Inc. (Office/Business Equipment)	1,296	31,337
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,053	39,435
PNC Financial Services Group (Banks)	3,321	201,651
Polo Ralph Lauren Corp. (Apparel)	405	44,923
PPG Industries, Inc. (Chemicals)	1,053	88,526
PPL Corp. (Electric)	3,078	81,013
Praxair, Inc. (Chemicals)	1,944	185,594
Precision Castparts Corp. (Metal Fabricate/Hardware)	891	124,036
Priceline.com, Inc.* (Internet)	324	129,454
Principal Financial Group, Inc. (Insurance)	2,025	65,934
Procter & Gamble Co. (Cosmetics/Personal Care)	17,658	1,135,939
Progress Energy, Inc. (Electric)	1,863	81,003
Progressive Corp. (Insurance)	4,212	83,692
ProLogis (REIT)	3,564	51,464
Prudential Financial, Inc. (Insurance)	3,078	180,709
Public Service Enterprise Group, Inc. (Electric)	3,159	100,488
Public Storage, Inc. (REIT)	891	90,365
Pulte Group, Inc.* (Home Builders)	2,106	15,837
QEP Resources, Inc. (Oil & Gas)	1,134	41,176
QLogic Corp.* (Semiconductors)	648	11,029
Qualcomm, Inc. (Telecommunications)	10,206	505,095
Quanta Services, Inc.* (Commercial Services)	1,377	27,430
Quest Diagnostics, Inc. (Healthcare-Services)	891	48,087
Qwest Communications International, Inc. (Telecommunications)	11,016	83,832
R.R. Donnelley & Sons Co. (Commercial Services)	1,296	22,641
RadioShack Corp. (Retail)	729	13,479
Range Resources Corp. (Oil & Gas)	972	43,721
Raytheon Co. (Aerospace/Defense)	2,268	105,099
Red Hat, Inc.* (Software)	1,215	55,465
Regions Financial Corp. (Banks)	7,938	55,566
Republic Services, Inc. (Environmental Control)	1,944	58,048
Reynolds American, Inc. (Agriculture)	2,106	68,698
Robert Half International, Inc. (Commercial Services)	891	27,265
Rockwell Automation, Inc. (Machinery-Diversified)	891	63,894
Rockwell Collins, Inc. (Aerospace/Defense)	972	56,629
Roper Industries, Inc. (Miscellaneous Manufacturing)	567	43,336
Ross Stores, Inc. (Retail)	729	46,109

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 13

Common Stocks, continued
	Shares	Value

Rowan Cos., Inc.* (Oil & Gas)	810	$28,277
Ryder System, Inc. (Transportation)	324	17,055
Safeway, Inc. (Food)	2,349	52,829
SAIC, Inc.* (Commercial Services)	1,863	29,547
Salesforce.com, Inc.* (Software)	729	96,228
SanDisk Corp.* (Computers)	1,458	72,696
Sara Lee Corp. (Food)	4,050	70,916
SCANA Corp. (Electric)	729	29,597
Schlumberger, Ltd. (Oil & Gas Services)	8,586	716,931
Scripps Networks Interactive—Class A (Entertainment)	567	29,342
Sealed Air Corp. (Packaging & Containers)	972	24,737
Sears Holdings Corp.* (Retail)	243	17,921
Sempra Energy (Gas)	1,539	80,767
Sherwin-Williams Co. (Chemicals)	567	47,486
Sigma-Aldrich Corp. (Chemicals)	729	48,522
Simon Property Group, Inc. (REIT)	1,863	185,350
SLM Corp.* (Diversified Financial Services)	3,078	38,752
Snap-on, Inc. (Hand/Machine Tools)	405	22,915
Southern Co. (Electric)	5,265	201,281
Southwest Airlines Co. (Airlines)	4,698	60,980
Southwestern Energy Co.* (Oil & Gas)	2,187	81,859
Spectra Energy Corp. (Pipelines)	4,131	103,234
Sprint Nextel Corp.* (Telecommunications)	18,873	79,833
St. Jude Medical, Inc.* (Healthcare-Products)	2,187	93,494
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,053	70,414
Staples, Inc. (Retail)	4,536	103,285
Starbucks Corp. (Retail)	4,698	150,947
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,215	73,848
State Street Corp. (Banks)	3,159	146,388
Stericycle, Inc.* (Environmental Control)	567	45,882
Stryker Corp. (Healthcare-Products)	2,187	117,442
Sunoco, Inc. (Oil & Gas)	729	29,386
SunTrust Banks, Inc. (Banks)	3,159	93,222
SuperValu, Inc. (Food)	1,377	13,261
Symantec Corp.* (Internet)	4,941	82,712
Sysco Corp. (Food)	3,726	109,544
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,620	104,555
Target Corp. (Retail)	4,455	267,879
TECO Energy, Inc. (Electric)	1,377	24,511
Tellabs, Inc. (Telecommunications)	2,349	15,926
Tenet Healthcare Corp.* (Healthcare-Services)	3,078	20,592
Teradata Corp.* (Computers)	1,053	43,341
Teradyne, Inc.* (Semiconductors)	1,134	15,921
Tesoro Petroleum Corp.* (Oil & Gas)	891	16,519
Texas Instruments, Inc. (Semiconductors)	7,452	242,190
Textron, Inc. (Miscellaneous Manufacturing)	1,701	40,212
The AES Corp.* (Electric)	4,212	51,302
The Charles Schwab Corp. (Diversified Financial Services)	6,237	106,715
The Dow Chemical Co. (Chemicals)	7,290	248,881
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	729	58,830
The Gap, Inc. (Retail)	2,754	60,974
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,240	544,838
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,539	18,237
The Hershey Co. (Food)	972	45,830
The Travelers Cos., Inc. (Insurance)	2,916	162,450
The Williams Cos., Inc. (Pipelines)	3,726	92,107
Thermo Fisher Scientific, Inc.* (Electronics)	2,511	139,009
Tiffany & Co. (Retail)	810	50,439
Time Warner Cable, Inc. (Media)	2,268	149,756
Time Warner, Inc. (Media)	6,966	224,096
Titanium Metals Corp.* (Mining)	567	9,741
TJX Cos., Inc. (Retail)	2,511	111,463
Torchmark Corp. (Insurance)	486	29,034
Total System Services, Inc. (Software)	1,053	16,195
Tyco International, Ltd. (Miscellaneous Manufacturing)	3,078	127,552
Tyson Foods, Inc.—Class A (Food)	1,863	32,081
U.S. Bancorp (Banks)	12,150	327,685
Union Pacific Corp. (Transportation)	3,078	285,207
United Parcel Service, Inc.—Class B (Transportation)	6,237	452,681
United States Steel Corp. (Iron/Steel)	891	52,052
United Technologies Corp. (Aerospace/Defense)	5,832	459,095
UnitedHealth Group, Inc. (Healthcare-Services)	6,966	251,542
UnumProvident Corp. (Insurance)	2,025	49,046
Urban Outfitters, Inc.* (Retail)	810	29,006
V.F. Corp. (Apparel)	567	48,864
Valero Energy Corp. (Oil & Gas)	3,564	82,400
Varian Medical Systems, Inc.* (Healthcare-Products)	729	50,505
Ventas, Inc. (REIT)	972	51,011
VeriSign, Inc. (Internet)	1,053	34,402
Verizon Communications, Inc. (Telecommunications)	17,820	637,600
Viacom, Inc.—Class B (Media)	3,807	150,795
Visa, Inc.—Class A (Commercial Services)	3,078	216,630
Vornado Realty Trust (REIT)	1,053	87,746
Vulcan Materials Co. (Building Materials)	810	35,932
W.W. Grainger, Inc. (Distribution/Wholesale)	405	55,935
Wal-Mart Stores, Inc. (Retail)	12,393	668,354
Walgreen Co. (Retail)	5,832	227,215
Walt Disney Co. (Media)	11,988	449,670
Washington Post Co.—Class B (Media)	81	35,600
Waste Management, Inc. (Environmental Control)	2,997	110,499
Waters Corp.* (Electronics)	567	44,062
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	810	41,837
WellPoint, Inc.* (Healthcare-Services)	2,511	142,775
Wells Fargo & Co. (Banks)	33,129	1,026,668
Western Digital Corp.* (Computers)	1,458	49,426
Western Union Co. (Commercial Services)	4,131	76,713
Weyerhaeuser Co. (Forest Products & Paper)	3,402	64,400
Whirlpool Corp. (Home Furnishings)	486	43,171
Whole Foods Market, Inc.* (Food)	891	45,076
Windstream Corp. (Telecommunications)	3,078	42,907
Wisconsin Energy Corp. (Electric)	729	42,909
Wyndham Worldwide Corp. (Lodging)	1,134	33,975
Wynn Resorts, Ltd. (Lodging)	486	50,466
Xcel Energy, Inc. (Electric)	2,916	68,672

See accompanying notes to the financial statements.

14 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued
	Shares	Value

Xerox Corp. (Office/Business Equipment)	8,748	$100,777
Xilinx, Inc. (Semiconductors)	1,620	46,948
XL Group PLC (Insurance)	2,025	44,186
Yahoo!, Inc.* (Internet)	8,262	137,397
YUM! Brands, Inc. (Retail)	2,997	147,003
Zimmer Holdings, Inc.* (Healthcare-Products)	1,215	65,221
Zions Bancorp (Banks)	1,134	27,477

TOTAL COMMON STOCKS
(Cost $50,285,835)		72,186,393

U.S. Treasury Obligations (9.4%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$9,529,000	$9,534,211

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,537,549)		9,534,211

Repurchase Agreements (27.5%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,210,005 (Collateralized by $1,213,200 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,234,430)	1,210,000	1,210,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,986,040 (Collateralized by $3,051,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $3,047,150)	2,986,000	2,986,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $23,138,309 (Collateralized by $23,396,400 of various U.S. Treasury Obligations, 0.19%‡–0.88%, 11/17/11-1/31/12, total value of $23,602,000)	23,138,000	23,138,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $542,003 (Collateralized by $540,100 of various U.S. Treasury Notes, 1.88%–4.63%, 8/31/11-6/15/12, total value of $552,948)	542,000	542,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,876,000)		27,876,000

TOTAL INVESTMENT SECURITIES (Cost $87,699,384)—108.2%		109,596,604
Net other assets (liabilities)—(8.2)%		(8,264,705)

NET ASSETS—100.0%		$101,331,899

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $2,488,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $14,925,575)	238	$309,705

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$12,088,874	$3,027
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	2,130,856	472

		$3,499

ProFund VP Bull invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$118,013	0.1%
Aerospace/Defense	1,462,464	1.4%
Agriculture	832,257	0.8%
Airlines	60,980	0.1%
Apparel	404,401	0.4%
Auto Manufacturers	527,346	0.5%
Auto Parts & Equipment	182,230	0.2%
Banks	3,504,289	3.5%
Beverages	1,843,422	1.8%
Biotechnology	792,281	0.8%
Building Materials	64,645	0.1%
Chemicals	1,307,365	1.3%
Coal	214,658	0.2%
Commercial Services	1,415,523	1.4%
Computers	4,551,864	4.5%
Cosmetics/Personal Care	1,519,825	1.5%
Distribution/Wholesale	159,217	0.2%
Diversified Financial Services	4,082,955	4.0%
Electric	2,246,146	2.2%
Electrical Components & Equipment	293,459	0.3%
Electronics	405,680	0.4%
Energy-Alternate Sources	42,165	NM
Engineering & Construction	112,278	0.1%
Entertainment	62,298	0.1%
Environmental Control	214,429	0.2%
Food	1,354,993	1.3%
Forest Products & Paper	206,400	0.2%
Gas	132,886	0.1%
Hand/Machine Tools	93,329	0.1%
Healthcare-Products	2,231,573	2.2%
Healthcare-Services	724,911	0.7%
Holding Companies-Diversified	35,454	NM
Home Builders	55,321	0.1%
Home Furnishings	61,923	0.1%
Household Products/Wares	305,781	0.3%
Housewares	33,869	NM
Insurance	2,843,387	2.8%
Internet	2,162,929	2.1%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 15

		% of
	Value	Net Assets

Iron/Steel	$257,985	0.3%
Leisure Time	177,536	0.2%
Lodging	232,348	0.2%
Machinery-Construction & Mining	371,737	0.4%
Machinery-Diversified	458,176	0.5%
Media	2,126,837	2.1%
Metal Fabricate/Hardware	124,036	0.1%
Mining	658,460	0.7%
Miscellaneous Manufacturing	2,903,675	2.9%
Office/Business Equipment	132,114	0.1%
Oil & Gas	6,781,807	6.7%
Oil & Gas Services	1,431,837	1.4%
Packaging & Containers	116,812	0.1%
Pharmaceuticals	3,693,437	3.7%
Pipelines	256,642	0.3%
REIT	956,854	0.9%
Real Estate	38,154	NM
Retail	4,260,583	4.2%
Savings & Loans	42,310	NM
Semiconductors	1,779,615	1.8%
Software	3,227,638	3.2%
Telecommunications	3,975,337	3.9%
Textiles	22,648	NM
Toys/Games/Hobbies	99,712	0.1%
Transportation	1,397,157	1.4%
Other**	29,145,506	28.7%

Total	$101,331,899	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

16 :: ProFund VP Bull :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$87,699,384

Securities, at value	81,720,604
Repurchase agreements, at value	27,876,000

Total Investment Securities, at value	109,596,604
Cash	447
Segregated cash balances with brokers	1,333,159
Dividends and interest receivable	85,003
Unrealized gain on swap agreements	3,499
Receivable for capital shares issued	485,193
Variation margin on futures contracts	2,616
Prepaid expenses	466

TOTAL ASSETS	111,506,987

LIABILITIES:
Payable for capital shares redeemed	9,938,100
Advisory fees payable	58,783
Management services fees payable	7,838
Administration fees payable	3,179
Administrative services fees payable	40,565
Distribution fees payable	37,549
Trustee fees payable	4
Transfer agency fees payable	9,426
Fund accounting fees payable	6,363
Compliance services fees payable	301
Other accrued expenses	72,980

TOTAL LIABILITIES	10,175,088

NET ASSETS	$101,331,899

NET ASSETS CONSIST OF:
Capital	$89,336,074
Accumulated net investment income (loss)	142
Accumulated net realized gains (losses) on investments	(10,214,741)
Net unrealized appreciation (depreciation) on investments	22,210,424

NET ASSETS	$101,331,899

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,853,403

Net Asset Value (offering and redemption price per share)	$26.30

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,402,020
Interest	33,319

TOTAL INVESTMENT INCOME	1,435,339

EXPENSES:
Advisory fees	727,461
Management services fees	96,994
Administration fees	40,933
Transfer agency fees	58,377
Administrative services fees	293,210
Distribution fees	242,487
Custody fees	14,170
Fund accounting fees	80,900
Trustee fees	1,311
Compliance services fees	805
Other fees	131,705

Total Gross Expenses before reductions	1,688,353
Less Expenses reduced by the Advisor	(58,836)

TOTAL NET EXPENSES	1,629,517

NET INVESTMENT INCOME (LOSS)	(194,178)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	13,182,467
Net realized gains (losses) on futures contracts	1,141,402
Net realized gains (losses) on swap agreements	1,399,895
Change in net unrealized appreciation/depreciation on investments	(4,432,679)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,291,085

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,096,907

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 17

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$(194,178)	$135,353
Net realized gains (losses) on investments	15,723,764	5,440,534
Change in net unrealized appreciation/depreciation on investments	(4,432,679)	10,941,234

Change in net assets resulting from operations	11,096,907	16,517,121

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(135,672)	(686,731)

Change in net assets resulting from distributions	(135,672)	(686,731)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	419,589,581	336,815,211
Dividends reinvested	135,672	686,731
Value of shares redeemed	(442,862,877)	(310,347,182)

Change in net assets resulting from capital transactions	(23,137,624)	27,154,760

Change in net assets	(12,176,389)	42,985,150
NET ASSETS:
Beginning of period	113,508,288	70,523,138

End of period	$101,331,899	$113,508,288

Accumulated net investment income (loss)	$142	$135,672

SHARE TRANSACTIONS:
Issued	17,546,745	16,825,626
Reinvested	5,623	30,850
Redeemed	(18,551,966)	(15,728,348)

Change in shares	(999,598)	1,128,128

See accompanying notes to the financial statements.

18 :: ProFund VP Bull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$23.39	$18.93	$30.90	$30.40	$28.27

Investment Activities:
Net investment income (loss)(a)	(0.05)	0.03	0.16	0.19	0.11
Net realized and unrealized gains (losses) on investments	2.99	4.57	(11.68)	0.89	3.63

Total income (loss) from investment activities	2.94	4.60	(11.52)	1.08	3.74

Distributions to Shareholders From:
Net investment income	(0.03)	(0.14)	—	(0.18)	(0.08)
Net realized gains on investments	—	—	(0.45)	(0.40)	(1.53)

Total distributions	(0.03)	(0.14)	(0.45)	(0.58)	(1.61)

Net Asset Value, End of Period	$26.30	$23.39	$18.93	$30.90	$30.40

Total Return	12.58%	24.34%	(37.67)%	3.55%	13.66%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.80%	1.73%	1.67%	1.70%
Net expenses	1.68%	1.67%	1.63%	1.62%	1.67%
Net investment income (loss)	(0.20)%	0.17%	0.63%	0.60%	0.38%

Supplemental Data:
Net assets, end of period (000’s)	$101,332	$113,508	$70,523	$163,524	$310,894
Portfolio turnover rate(b)	87%	116%	259%	175%	224%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap :: 19

The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2010, the Fund had a total return of 24.05%, compared to a total return of 26.65%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that in, combination, should have similar daily return characteristics as the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Borgwarner Inc (+117.82%), Edwards Lifesciences Corp (+86.16%), and Dollar Tree Inc (+74.16%), while the bottom three performers in this group were Vertex Pharmaceuticals Inc (-18.25%), Cree Research Inc (+16.89%), and New York Community Bancorp (+29.91%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap from August 31, 2007 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Since Inception

ProFund VP Mid-Cap	24.05%	0.18%
S&P MidCap 400 Index	26.65%	3.11%

Expense Ratios**
Fund	Gross	Net

ProFund VP Mid-Cap	1.75%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	23%
Swap Agreements	77%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index – Composition
% of Index

Industrial	20%
Financial	18%
Consumer Non-Cyclical	18%
Consumer Cyclical	14%
Technology	9%
Utilities	6%
Energy	5%
Basic Materials	5%
Communications	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: ProFund VP Mid-Cap :: Financial Statements

Schedule of Portfolio Investments

Repurchase Agreements (99.2%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,642,007 (Collateralized by $1,646,200 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,675,008)	$1,642,000	$1,642,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,642,022 (Collateralized by $1,679,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $1,676,881)	1,642,000	1,642,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,640,022 (Collateralized by $1,678,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $1,675,189)	1,640,000	1,640,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,642,021 (Collateralized by $1,673,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.19%‡–0.50%, 6/30/11-11/17/11, total value of $1,679,149)	1,642,000	1,642,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,642,010 (Collateralized by $1,639,585 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-6/15/12, total value of $1,674,878)	1,642,000	1,642,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,208,000)		8,208,000

TOTAL INVESTMENT SECURITIES
(Cost $8,208,000)—99.2%		8,208,000
Net other assets (liabilities)—0.8%		67,848

NET ASSETS—100.0%		$8,275,848

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $588,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P Midcap 400 Futures Contract expiring 3/21/11 (Underlying notional amount at value $1,903,020)	21	$(568)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$1,777,706	$(8,192)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	4,635,044	(21,489)

		$(29,681)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 21

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$8,208,000

Repurchase agreements, at value	8,208,000

Total Investment Securities, at value	8,208,000
Cash	291
Segregated cash balances with brokers	157,080
Interest receivable	27
Receivable for capital shares issued	14,053
Prepaid expenses	52

TOTAL ASSETS	8,379,503

LIABILITIES:
Payable for capital shares redeemed	43,127
Unrealized loss on swap agreements	29,681
Variation margin on futures contracts	10,920
Advisory fees payable	3,788
Management services fees payable	505
Administration fees payable	223
Administrative services fees payable	3,967
Distribution fees payable	3,957
Transfer agency fees payable	620
Fund accounting fees payable	446
Compliance services fees payable	23
Other accrued expenses	6,398

TOTAL LIABILITIES	103,655

NET ASSETS	$8,275,848

NET ASSETS CONSIST OF:
Capital	$8,024,066
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	282,031
Net unrealized appreciation (depreciation) on investments	(30,249)

NET ASSETS	$8,275,848

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	298,078

Net Asset Value (offering and redemption price per share)	$27.76

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$10,048

EXPENSES:
Advisory fees	72,382
Management services fees	9,651
Administration fees	4,133
Transfer agency fees	5,835
Administrative services fees	23,916
Distribution fees	24,127
Custody fees	4,908
Fund accounting fees	7,750
Trustee fees	136
Compliance services fees	76
Other fees	11,807

Total Gross Expenses before reductions	164,721
Less Expenses reduced by the Advisor	(2,970)

TOTAL NET EXPENSES	161,751

NET INVESTMENT INCOME (LOSS)	(151,703)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	1,041,844
Net realized gains (losses) on swap agreements	955,213
Change in net unrealized appreciation/depreciation on investments	(274,461)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,722,596

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,570,893

See accompanying notes to the financial statements.

22 :: ProFund VP Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(151,703)	$(66,666)
Net realized gains (losses) on investments	1,997,057	944,870
Change in net unrealized appreciation/depreciation on investments	(274,461)	153,049

Change in net assets resulting from operations	1,570,893	1,031,253

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(933,165)	—

Change in net assets resulting from distributions	(933,165)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	32,415,547	20,201,179
Dividends reinvested	933,165	—
Value of shares redeemed	(37,554,436)	(11,371,020)

Change in net assets resulting from capital transactions	(4,205,724)	8,830,159

Change in net assets	(3,567,996)	9,861,412
NET ASSETS:
Beginning of period	11,843,844	1,982,432

End of period	$8,275,848	$11,843,844

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	1,322,936	972,780
Reinvested	38,704	—
Redeemed	(1,551,960)	(592,980)

Change in shares	(190,320)	379,800

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Mid-Cap :: 23

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

				Period
				Aug. 31, 2007
	Year Ended	Year Ended	Year Ended	through
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$24.25	$18.25	$29.71	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.38)	(0.35)	(0.01)	0.30
Net realized and unrealized gains (losses) on investments	5.91	6.35	(11.36)	(0.59)

Total income (loss) from investment activities	5.53	6.00	(11.37)	(0.29)

Distributions to Shareholders From:
Net investment income	—	—	(0.09)	—
Net realized gains on investments	(2.02)	—	—	—

Total distributions	(2.02)	—	(0.09)	—

Net Asset Value, End of Period	$27.76	$24.25	$18.25	$29.71

Total Return	24.05%	32.88%	(38.37)%	(0.97)% (c)

Ratios to Average Net Assets:
Gross expenses(d)	1.71%	1.75%	1.84%	2.02%
Net expenses(d)	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)	(1.57)%	(1.61)%	(0.05)%	2.98%

Supplemental Data:
Net assets, end of period (000’s)	$8,276	$11,844	$1,982	$194
Portfolio turnover rate(e)	—	—	—	—

(a)	Period from commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less then one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

24 :: ProFund VP Small-Cap :: Management Discussion of Fund Performance

The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the year ended December 31, 2010, the Fund had a total return of 24.79%, compared to a total return of 26.87%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Riverbed Technology Inc (+206.23%), Verifone Systems Inc (+135.41%), and Deckers Outdoor Corp (+135.18%), while the bottom three performers in this group were Nordson Corp (+50.18%), Rackspace Hosting Inc (+50.65%), and Hecla Mining Co (+82.20%).

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from May 1, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Small-Cap	24.79%	2.66%	3.86%
Russell 2000 Index	26.87%	4.48%	6.39%

Expense Ratios**

Fund	Gross	Net

ProFund VP Small-Cap	2.30%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	33%
Futures Contracts	20%
Swap Agreements	47%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Riverbed Technology, Inc.	0.1%
Tibco Software, Inc.	0.1%
Brigham Exploration Co.	0.1%
VeriFone Systems, Inc.	0.1%
Montpelier Re Holdings, Ltd.	0.1%

Russell 2000 Index – Composition
% of Index

Financial	21%
Consumer Non-Cyclical	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	5%
Basic Materials	5%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Small-Cap :: 25

Schedule of Portfolio Investments

Common Stocks (32.7%)
	Shares	Value

3D Systems Corp.* (Computers)	85	$2,677
99 Cents Only Stores* (Retail)	119	1,897
A.M. Castle & Co.* (Metal Fabricate/Hardware)	85	1,565
AAR Corp.* (Aerospace/Defense)	136	3,736
Abaxis, Inc.* (Healthcare-Products)	102	2,739
ABIOMED, Inc.* (Healthcare-Products)	170	1,634
ABM Industries, Inc. (Commercial Services)	153	4,024
Acacia Research Corp.* (Media)	102	2,646
Accelrys, Inc.* (Software)	170	1,411
Acco Brands Corp.* (Household Products/Wares)	255	2,173
Accuray, Inc.* (Healthcare-Products)	187	1,262
Aceto Corp. (Chemicals)	187	1,683
ACI Worldwide, Inc.* (Software)	136	3,654
Acme Packet, Inc.* (Telecommunications)	119	6,326
Acorda Therapeutics, Inc.* (Biotechnology)	119	3,244
Actuant Corp.—Class A (Miscellaneous Manufacturing)	238	6,336
Acuity Brands, Inc. (Miscellaneous Manufacturing)	102	5,882
Acxiom Corp.* (Software)	221	3,790
Administaff, Inc. (Commercial Services)	68	1,992
ADTRAN, Inc. (Telecommunications)	170	6,156
Advance America Cash Advance Centers, Inc. (Commercial Services)	204	1,151
Advanced Analogic Technologies, Inc.* (Semiconductors)	425	1,704
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	119	1,623
Advent Software, Inc.* (Software)	68	3,939
Advisory Board Co.* (Commercial Services)	51	2,429
AFC Enterprises, Inc.* (Retail)	153	2,127
Affymetrix, Inc.* (Biotechnology)	238	1,197
Air Methods Corp.* (Healthcare-Services)	51	2,870
Aircastle, Ltd. (Trucking & Leasing)	204	2,132
AirTran Holdings, Inc.* (Airlines)	527	3,895
Alaska Air Group, Inc.* (Airlines)	85	4,819
Alaska Communications Systems Group, Inc. (Telecommunications)	221	2,453
Albany International Corp.—Class A (Machinery-Diversified)	85	2,014
Align Technology, Inc.* (Healthcare-Products)	187	3,654
Alkermes, Inc.* (Pharmaceuticals)	289	3,549
ALLETE, Inc. (Electric)	136	5,067
Alliance One International, Inc.* (Agriculture)	510	2,162
Allied Nevada Gold Corp.* (Mining)	170	4,473
Allos Therapeutics, Inc.* (Pharmaceuticals)	306	1,411
Almost Family, Inc.* (Healthcare-Services)	51	1,959
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	170	1,676
Alphatec Holdings, Inc.* (Healthcare-Products)	204	551
Alterra Capital Holdings, Ltd. (Insurance)	340	7,358
AMAG Pharmaceuticals, Inc.* (Biotechnology)	68	1,231
Ambassadors Group, Inc. (Leisure Time)	102	1,173
AMERCO* (Trucking & Leasing)	34	3,265
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	221	2,842
American Campus Communities, Inc. (REIT)	153	4,859
American Capital Agency Corp. (REIT)	102	2,931
American Capital, Ltd.* (Investment Companies)	748	5,655
American Equity Investment Life Holding Co. (Insurance)	204	2,560
American Greetings Corp.—Class A (Household Products/Wares)	119	2,637
American Medical Systems Holdings, Inc.* (Healthcare-Products)	204	3,847
American Public Education, Inc.* (Commercial Services)	51	1,899
American Reprographics Co.* (Software)	221	1,677
American States Water Co. (Water)	102	3,516
American Vanguard Corp. (Chemicals)	153	1,307
Amerigon, Inc.* (Auto Parts & Equipment)	187	2,035
AMERIGROUP Corp.* (Healthcare-Services)	136	5,973
Ameris Bancorp* (Banks)	153	1,613
Ameron International Corp. (Miscellaneous Manufacturing)	34	2,597
Amkor Technology, Inc.* (Semiconductors)	408	3,015
AMN Healthcare Services, Inc.* (Commercial Services)	204	1,253
AmSurg Corp.* (Healthcare-Services)	119	2,493
AmTrust Financial Services, Inc. (Insurance)	204	3,570
ANADIGICS, Inc.* (Semiconductors)	306	2,121
Analogic Corp. (Electronics)	51	2,525
Anixter International, Inc. (Telecommunications)	85	5,077
AnnTaylor Stores Corp.* (Retail)	170	4,656
Apogee Enterprises, Inc. (Building Materials)	102	1,374
Apollo Investment Corp. (Investment Companies)	527	5,834
Applied Industrial Technologies, Inc. (Machinery-Diversified)	119	3,865
Applied Micro Circuits Corp.* (Semiconductors)	221	2,360
Applied Signal Technology, Inc. (Telecommunications)	119	4,509
Arbitron, Inc. (Commercial Services)	85	3,529
Arch Chemicals, Inc. (Chemicals)	85	3,224
Ardea Biosciences, Inc.* (Pharmaceuticals)	51	1,326
Argo Group International Holdings, Ltd. (Insurance)	119	4,457
Ariba, Inc.* (Internet)	272	6,389
Arkansas Best Corp. (Transportation)	85	2,331
ArQule, Inc.* (Biotechnology)	187	1,098
Array BioPharma, Inc.* (Pharmaceuticals)	323	966
Arris Group, Inc.* (Telecommunications)	357	4,006
Arrow Financial Corp. (Banks)	51	1,403
Art Technology Group, Inc.* (Internet)	561	3,355
Artio Global Investors, Inc. (Diversified Financial Services)	102	1,504
Aruba Networks, Inc.* (Telecommunications)	221	4,614
ArvinMeritor, Inc.* (Auto Parts & Equipment)	238	4,884
Ascent Media Corp.—Class A* (Entertainment)	68	2,636
Ashford Hospitality Trust* (REIT)	153	1,476
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	68	2,212
Associated Estates Realty Corp. (REIT)	187	2,859
Astec Industries, Inc.* (Machinery-Construction & Mining)	68	2,204

See accompanying notes to the financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Astoria Financial Corp. (Savings & Loans)	272	$3,784
Astronics Corp.* (Aerospace/Defense)	51	1,071
Atlantic Tele-Network, Inc. (Environmental Control)	34	1,304
Atlas Air Worldwide Holdings, Inc.* (Transportation)	85	4,746
ATMI, Inc.* (Semiconductors)	187	3,729
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	119	2,511
Aviat Networks, Inc.* (Telecommunications)	289	1,465
Avid Technology, Inc.* (Software)	170	2,968
Avis Budget Group, Inc.* (Commercial Services)	306	4,761
AZZ, Inc. (Miscellaneous Manufacturing)	68	2,721
B&G Foods, Inc.—Class A (Food)	289	3,968
Baldor Electric Co. (Hand/Machine Tools)	136	8,573
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	187	3,452
Bank Mutual Corp. (Banks)	204	975
Bank of the Ozarks, Inc. (Banks)	85	3,685
Barnes Group, Inc. (Miscellaneous Manufacturing)	204	4,217
Basic Energy Services, Inc.* (Oil & Gas Services)	136	2,241
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	119	2,127
Belden, Inc. (Electrical Components & Equipment)	170	6,259
Belo Corp.—Class A* (Media)	357	2,528
Benchmark Electronics, Inc.* (Electronics)	204	3,705
Berkshire Hills Bancorp, Inc. (Savings & Loans)	51	1,127
Berry Petroleum Co.—Class A (Oil & Gas)	170	7,429
BGC Partners, Inc.—Class A (Diversified Financial Services)	255	2,119
Big 5 Sporting Goods Corp. (Retail)	136	2,077
Bill Barrett Corp.* (Oil & Gas)	153	6,293
BioMed Realty Trust, Inc. (REIT)	340	6,341
BJ’s Restaurants, Inc.* (Retail)	85	3,012
Black Box Corp. (Telecommunications)	85	3,255
Black Hills Corp. (Electric)	119	3,570
Blackbaud, Inc. (Software)	136	3,522
Blackboard, Inc.* (Software)	102	4,213
BlackRock Kelso Capital Corp. (Investment Companies)	221	2,444
Blount International, Inc.* (Machinery-Diversified)	204	3,215
Blue Coat Systems, Inc.* (Internet)	119	3,555
Bob Evans Farms, Inc. (Retail)	136	4,483
Boise, Inc. (Forest Products & Paper)	306	2,427
Boston Private Financial Holdings, Inc. (Banks)	238	1,559
Brady Corp.—Class A (Electronics)	136	4,435
Bridgepoint Education, Inc.* (Commercial Services)	68	1,292
Briggs & Stratton Corp. (Machinery-Diversified)	153	3,013
Brigham Exploration Co.* (Oil & Gas)	340	9,262
Brightpoint, Inc.* (Distribution/Wholesale)	255	2,226
Bristow Group, Inc.* (Transportation)	102	4,830
Brown Shoe Co., Inc. (Retail)	153	2,131
Bruker Corp.* (Healthcare-Products)	187	3,104
Brunswick Corp. (Leisure Time)	238	4,460
Brush Engineered Materials, Inc.* (Mining)	85	3,284
Buckeye Technologies, Inc. (Forest Products & Paper)	153	3,215
Buffalo Wild Wings, Inc.* (Retail)	51	2,236
Cabot Microelectronics Corp.* (Chemicals)	68	2,819
CACI International, Inc.—Class A* (Computers)	85	4,539
Cal Dive International, Inc.* (Oil & Gas Services)	340	1,928
Calamos Asset Management, Inc. (Diversified Financial Services)	136	1,904
Calgon Carbon Corp.* (Environmental Control)	170	2,570
California Pizza Kitchen, Inc.* (Retail)	102	1,763
California Water Service Group (Water)	119	4,435
Callaway Golf Co. (Leisure Time)	238	1,921
Cantel Medical Corp. (Healthcare-Products)	102	2,387
Capella Education Co.* (Commercial Services)	51	3,396
Capital Lease Funding, Inc. (REIT)	306	1,781
CARBO Ceramics, Inc. (Oil & Gas Services)	51	5,281
Cardinal Financial Corp. (Banks)	187	2,175
CardioNet, Inc.* (Healthcare-Products)	170	796
Cardtronics, Inc.* (Commercial Services)	85	1,504
Carrizo Oil & Gas, Inc.* (Oil & Gas)	136	4,691
Carter’s, Inc.* (Apparel)	170	5,017
Cascade Corp. (Machinery-Diversified)	34	1,608
Casey’s General Stores, Inc. (Retail)	136	5,781
Cash America International, Inc. (Retail)	68	2,511
Cass Information Systems, Inc. (Banks)	34	1,290
Cathay Bancorp, Inc. (Banks)	255	4,258
Cavium Networks, Inc.* (Semiconductors)	153	5,765
Cbeyond, Inc.* (Telecommunications)	119	1,818
CBL & Associates Properties, Inc. (REIT)	391	6,842
CDI Corp. (Commercial Services)	119	2,212
Celadon Group, Inc.* (Transportation)	153	2,263
Celera Corp.* (Biotechnology)	357	2,249
Centene Corp.* (Healthcare-Services)	136	3,446
Centerstate Banks, Inc. (Banks)	136	1,077
Central Garden & Pet Co.—Class A* (Household Products/Wares)	272	2,687
Century Aluminum Co.* (Mining)	272	4,224
Cenveo, Inc.* (Commercial Services)	221	1,180
Cepheid, Inc.* (Healthcare-Products)	204	4,641
Ceradyne, Inc.* (Miscellaneous Manufacturing)	102	3,216
CH Energy Group, Inc. (Electric)	68	3,325
Charming Shoppes, Inc.* (Retail)	391	1,388
Chart Industries, Inc.* (Machinery-Diversified)	85	2,871
Checkpoint Systems, Inc.* (Electronics)	102	2,096
Cheesecake Factory, Inc.* (Retail)	170	5,212
Chemed Corp. (Commercial Services)	85	5,398
Chemical Financial Corp. (Banks)	136	3,012
Chindex International, Inc.* (Distribution/Wholesale)	102	1,682
Chiquita Brands International, Inc.* (Food)	170	2,383
Christopher & Banks Corp. (Retail)	221	1,359
Churchill Downs, Inc. (Entertainment)	68	2,951
Cincinnati Bell, Inc.* (Telecommunications)	748	2,094
Cirrus Logic, Inc.* (Semiconductors)	170	2,717
CKX, Inc.* (Media)	204	822
Clarcor, Inc. (Miscellaneous Manufacturing)	136	5,833
Clayton Williams Energy, Inc.* (Oil & Gas)	51	4,282
Clean Harbors, Inc.* (Environmental Control)	51	4,288
Clearwater Paper Corp.* (Forest Products & Paper)	34	2,662
Cloud Peak Energy, Inc.* (Coal)	204	4,739
CNO Financial Group, Inc.* (Insurance)	663	4,495
Coeur d’Alene Mines Corp.* (Mining)	239	6,529

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Common Stocks, continued
	Shares	Value

Cogdell Spencer, Inc. (REIT)	238	$1,380
Cogent Communications Group, Inc.* (Internet)	306	4,327
Cognex Corp. (Machinery-Diversified)	170	5,001
Coherent, Inc.* (Electronics)	51	2,302
Coinstar, Inc.* (Commercial Services)	51	2,878
Collective Brands, Inc.* (Retail)	204	4,304
Colonial Properties Trust (REIT)	238	4,296
Colony Financial, Inc. (REIT)	136	2,723
Columbia Banking System, Inc. (Banks)	136	2,864
Columbus McKinnon Corp. NY* (Machinery-Diversified)	136	2,764
Community Bank System, Inc. (Banks)	187	5,193
Community Trust Bancorp, Inc. (Banks)	51	1,477
Commvault Systems, Inc.* (Software)	153	4,379
Compass Diversified Holdings (Holding Companies-Diversified)	187	3,308
Compellent Technologies, Inc.* (Computers)	102	2,814
Complete Production Services, Inc.* (Oil & Gas Services)	255	7,535
Computer Programs & Systems, Inc. (Software)	34	1,593
comScore, Inc.* (Internet)	102	2,276
Comtech Telecommunications Corp. (Telecommunications)	85	2,357
Conceptus, Inc.* (Healthcare-Products)	119	1,642
Concur Technologies, Inc.* (Software)	119	6,180
CONMED Corp.* (Healthcare-Products)	119	3,145
Consolidated Graphics, Inc.* (Commercial Services)	34	1,647
Contango Oil & Gas Co. (Oil & Gas)	34	1,970
Contango ORE, Inc.* (Metal Fabricate/Hardware)	1	10
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	187	4,409
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	85	3,025
CoStar Group, Inc.* (Commercial Services)	68	3,914
CRA International, Inc.* (Commercial Services)	85	1,998
Cracker Barrel Old Country Store, Inc. (Retail)	51	2,793
CreXus Investment Corp. (REIT)	153	2,004
Crocs, Inc.* (Apparel)	255	4,366
Cross Country Healthcare, Inc.* (Commercial Services)	136	1,152
Crosstex Energy, Inc. (Oil & Gas)	221	1,958
CryoLife, Inc.* (Biotechnology)	221	1,198
CSG Systems International, Inc.* (Software)	170	3,220
Cubic Corp. (Electronics)	68	3,206
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	255	5,457
Curtiss-Wright Corp. (Aerospace/Defense)	136	4,515
CVR Energy, Inc.* (Oil & Gas)	204	3,097
Cyberonics, Inc.* (Healthcare-Products)	102	3,164
Cymer, Inc.* (Electronics)	136	6,129
Daktronics, Inc. (Electronics)	204	3,248
Dana Holding Corp.* (Auto Parts & Equipment)	459	7,899
Danvers Bancorp, Inc. (Savings & Loans)	119	2,103
Darling International, Inc.* (Environmental Control)	391	5,192
DCT Industrial Trust, Inc. (REIT)	765	4,062
DealerTrack Holdings, Inc.* (Internet)	119	2,388
Deckers Outdoor Corp.* (Apparel)	102	8,133
Delphi Financial Group, Inc.—Class A (Insurance)	153	4,413
Deltic Timber Corp. (Forest Products & Paper)	51	2,873
Deluxe Corp. (Commercial Services)	136	3,131
Denny’s Corp.* (Retail)	476	1,704
Dexcom, Inc.* (Healthcare-Products)	204	2,785
DG Fastchannel, Inc.* (Media)	68	1,964
DHT Maritime, Inc. (Transportation)	255	1,186
Diamond Foods, Inc. (Food)	68	3,616
DiamondRock Hospitality Co.* (REIT)	442	5,304
Digi International, Inc.* (Software)	136	1,510
Digital River, Inc.* (Internet)	136	4,681
DigitalGlobe, Inc.* (Telecommunications)	85	2,695
Dillards, Inc.—Class A (Retail)	136	5,160
Dime Community Bancshares, Inc. (Savings & Loans)	153	2,232
DineEquity, Inc.* (Retail)	34	1,679
Dionex Corp.* (Electronics)	51	6,018
Dollar Financial Corp.* (Commercial Services)	102	2,920
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	85	4,017
Domino’s Pizza, Inc.* (Retail)	170	2,711
Dress Barn, Inc.* (Retail)	187	4,941
Drill-Quip, Inc.* (Oil & Gas Services)	102	7,927
drugstore.com, Inc.* (Internet)	425	939
DSW, Inc.—Class A* (Retail)	51	1,994
DTS, Inc.* (Home Furnishings)	51	2,502
Duff & Phelps Corp.—Class A (Diversified Financial Services)	153	2,580
DuPont Fabros Technology, Inc. (REIT)	119	2,531
Durect Corp.* (Pharmaceuticals)	357	1,232
Dyax Corp.* (Pharmaceuticals)	612	1,310
Dycom Industries, Inc.* (Engineering & Construction)	204	3,009
E.W. Scripps Co.* (Media)	170	1,725
EarthLink, Inc. (Internet)	442	3,801
Eastman Kodak Co.* (Miscellaneous Manufacturing)	646	3,463
Education Realty Trust, Inc. (REIT)	357	2,774
Electro Rent Corp. (Commercial Services)	85	1,374
Electro Scientific Industries, Inc.* (Electronics)	136	2,180
Employers Holdings, Inc. (Insurance)	187	3,269
EMS Technologies, Inc.* (Telecommunications)	119	2,354
Emulex Corp.* (Semiconductors)	255	2,973
Encore Capital Group, Inc.* (Diversified Financial Services)	68	1,595
Encore Wire Corp. (Electrical Components & Equipment)	119	2,985
EnerSys* (Electrical Components & Equipment)	136	4,368
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	102	4,239
Entegris, Inc.* (Semiconductors)	374	2,794
Entertainment Properties Trust (REIT)	119	5,504
Entropic Communications, Inc.* (Semiconductors)	187	2,259
Enzo Biochem, Inc.* (Biotechnology)	221	1,167
Epoch Holding Corp. (Diversified Financial Services)	68	1,056
Equity Lifestyle Properties, Inc. (REIT)	85	4,754
Equity One, Inc. (REIT)	221	4,018
eResearchTechnology, Inc.* (Internet)	221	1,624
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	85	3,216

See accompanying notes to the financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Esterline Technologies Corp.* (Aerospace/Defense)	68	$4,664
Ethan Allen Interiors, Inc. (Home Furnishings)	68	1,361
Euronet Worldwide, Inc.* (Commercial Services)	170	2,965
Evercore Partners, Inc.—Class A (Diversified Financial Services)	68	2,312
Exelixis, Inc.* (Biotechnology)	391	3,210
Extra Space Storage, Inc. (REIT)	221	3,845
EZCORP, Inc.—Class A* (Retail)	153	4,151
F.N.B. Corp. (Banks)	476	4,674
Fair Isaac Corp. (Software)	136	3,178
FARO Technologies, Inc.* (Electronics)	85	2,791
FBR Capital Markets Corp.* (Diversified Financial Services)	289	1,104
Federal Signal Corp. (Miscellaneous Manufacturing)	255	1,749
FEI Co.* (Electronics)	153	4,041
FelCor Lodging Trust, Inc.* (REIT)	221	1,556
Ferro Corp.* (Chemicals)	289	4,231
First Cash Financial Services, Inc.* (Retail)	136	4,215
First Commonwealth Financial Corp. (Banks)	374	2,648
First Community Bancshares, Inc. (Banks)	68	1,016
First Financial Bancorp (Banks)	204	3,770
First Financial Corp. (Banks)	51	1,792
First Merchants Corp. (Banks)	136	1,205
First Midwest Bancorp, Inc. (Banks)	255	2,938
First Potomac Realty Trust (REIT)	187	3,145
FirstMerit Corp. (Banks)	323	6,392
Flow International Corp.* (Machinery-Diversified)	238	973
Flushing Financial Corp. (Savings & Loans)	153	2,142
Force Protection, Inc.* (Auto Manufacturers)	323	1,780
Forestar Group, Inc.* (Real Estate)	153	2,953
FormFactor, Inc.* (Semiconductors)	170	1,510
Forward Air Corp. (Transportation)	119	3,377
FPIC Insurance Group, Inc.* (Insurance)	51	1,885
Franklin Electric Co., Inc. (Hand/Machine Tools)	85	3,308
Franklin Street Properties Corp. (REIT)	238	3,391
Fred’s, Inc. (Retail)	204	2,807
Fuller (H.B.) Co. (Chemicals)	187	3,837
FX Energy, Inc.* (Oil & Gas)	170	1,045
G & K Services, Inc. (Textiles)	119	3,678
G-III Apparel Group, Ltd.* (Apparel)	51	1,793
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	51	2,448
Gaylord Entertainment Co.* (Lodging)	102	3,666
GenCorp, Inc.* (Aerospace/Defense)	255	1,318
General Communication, Inc.—Class A* (Telecommunications)	255	3,228
Genesco, Inc.* (Retail)	68	2,549
Genesee & Wyoming, Inc.—Class A* (Transportation)	85	4,501
Gentiva Health Services, Inc.* (Healthcare-Services)	68	1,809
GeoEye, Inc.* (Telecommunications)	68	2,883
GFI Group, Inc. (Diversified Financial Services)	238	1,116
Gibraltar Industries, Inc.* (Iron/Steel)	119	1,615
Glacier Bancorp, Inc. (Banks)	272	4,110
Gladstone Capital Corp. (Investment Companies)	119	1,371
Glatfelter (Forest Products & Paper)	187	2,294
Glimcher Realty Trust (REIT)	238	1,999
Global Cash Access Holdings, Inc.* (Commercial Services)	272	868
Global Industries, Ltd.* (Oil & Gas Services)	459	3,181
Golar LNG, Ltd. (Transportation)	187	2,807
GrafTech International, Ltd.* (Electrical Components & Equipment)	323	6,408
Grand Canyon Education, Inc.* (Commercial Services)	85	1,665
Granite Construction, Inc. (Engineering & Construction)	85	2,332
Graphic Packaging Holding Co.* (Packaging & Containers)	476	1,852
Great Lakes Dredge & Dock Co. (Commercial Services)	187	1,378
Green Plains Renewable Energy, Inc.* (Energy-Alternate Sources)	85	957
Greenlight Capital Re, Ltd.—Class A* (Insurance)	136	3,646
Griffon Corp.* (Miscellaneous Manufacturing)	153	1,949
Group 1 Automotive, Inc. (Retail)	85	3,550
GSI Commerce, Inc.* (Internet)	153	3,550
GulfMark Offshore, Inc.—Class A* (Transportation)	68	2,067
Gulfport Energy Corp.* (Oil & Gas)	102	2,208
Haemonetics Corp.* (Healthcare-Products)	68	4,296
Halozyme Therapeutics, Inc.* (Biotechnology)	272	2,154
Harmonic, Inc.* (Telecommunications)	374	3,205
Harte-Hanks, Inc. (Advertising)	187	2,388
Hatteras Financial Corp. (REIT)	68	2,058
Hawaiian Holdings, Inc.* (Airlines)	204	1,599
Haynes International, Inc. (Metal Fabricate/Hardware)	68	2,844
Headwaters, Inc.* (Energy-Alternate Sources)	442	2,024
Healthcare Realty Trust, Inc. (REIT)	238	5,038
Healthcare Services Group, Inc. (Commercial Services)	324	5,271
HEALTHSOUTH Corp.* (Healthcare-Services)	238	4,929
HealthSpring, Inc.* (Healthcare-Services)	204	5,412
Healthways, Inc.* (Healthcare-Services)	153	1,707
Heartland Express, Inc. (Transportation)	187	2,996
Heartland Payment Systems, Inc. (Commercial Services)	119	1,835
HeartWare International, Inc.* (Healthcare-Products)	17	1,489
Heckmann Corp.* (Beverages)	340	1,710
Hecla Mining Co.* (Mining)	595	6,700
Heidrick & Struggles International, Inc. (Commercial Services)	85	2,435
Helen of Troy, Ltd.* (Household Products/Wares)	85	2,528
Hercules Offshore, Inc.* (Oil & Gas Services)	476	1,647
Hercules Technology Growth Capital, Inc. (Investment Companies)	238	2,466
Herman Miller, Inc. (Office Furnishings)	153	3,871
Hersha Hospitality Trust (REIT)	408	2,693
Hexcel Corp.* (Aerospace/Defense Equipment)	272	4,920
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	51	1,272
Hibbett Sports, Inc.* (Retail)	170	6,273
Highwoods Properties, Inc. (REIT)	170	5,414
Hittite Microwave Corp.* (Semiconductors)	51	3,113
HMS Holdings Corp.* (Commercial Services)	51	3,303
HNI Corp. (Office Furnishings)	136	4,243

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Common Stocks, continued
	Shares	Value

Home Bancshares, Inc. (Banks)	102	$2,247
Home Federal Bancorp, Inc. (Savings & Loans)	85	1,043
Home Properties, Inc. (REIT)	136	7,547
Horizon Lines, Inc.—Class A (Transportation)	238	1,040
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	85	1,775
Horsehead Holding Corp.* (Mining)	255	3,325
Hot Topic, Inc. (Retail)	187	1,172
HSN, Inc.* (Retail)	136	4,167
Hub Group, Inc.—Class A* (Transportation)	119	4,182
Huron Consulting Group, Inc.* (Commercial Services)	102	2,698
IBERIABANK Corp. (Banks)	68	4,021
Iconix Brand Group, Inc.* (Apparel)	221	4,267
ICU Medical, Inc.* (Healthcare-Products)	85	3,102
IDACORP, Inc. (Electric)	153	5,658
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	170	857
II-VI, Inc.* (Electronics)	102	4,729
Imation Corp.* (Computers)	204	2,103
Immersion Corp.* (Computers)	136	913
Immucor, Inc.* (Healthcare-Products)	187	3,708
ImmunoGen, Inc.* (Biotechnology)	255	2,361
Impax Laboratories, Inc.* (Pharmaceuticals)	187	3,761
Incyte, Corp.* (Biotechnology)	289	4,786
Independent Bank Corp./MA (Banks)	102	2,759
Infinera Corp.* (Telecommunications)	306	3,161
Inland Real Estate Corp. (REIT)	408	3,590
Innophos Holdings, Inc. (Chemicals)	85	3,067
Insight Enterprises, Inc.* (Retail)	238	3,132
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	119	3,155
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,856
Insteel Industries, Inc. (Miscellaneous Manufacturing)	119	1,486
Insulet Corp.* (Healthcare-Products)	170	2,635
Integral Systems, Inc.* (Computers)	136	1,348
Interactive Intelligence, Inc.* (Software)	102	2,668
InterDigital, Inc.* (Telecommunications)	153	6,371
Interface, Inc.—Class A (Office Furnishings)	153	2,394
Intermec, Inc.* (Machinery-Diversified)	187	2,367
InterMune, Inc.* (Biotechnology)	119	4,332
Internap Network Services Corp.* (Internet)	306	1,860
International Bancshares Corp. (Banks)	187	3,746
International Coal Group, Inc.* (Coal)	612	4,737
Internet Capital Group, Inc.* (Internet)	187	2,659
Intevac, Inc.* (Machinery-Diversified)	119	1,667
Invacare Corp. (Healthcare-Products)	119	3,589
Invesco Mortgage Capital, Inc. (REIT)	136	2,970
Investors Real Estate Trust (REIT)	476	4,270
ION Geophysical Corp.* (Oil & Gas Services)	442	3,748
IPC The Hospitalist Co.* (Healthcare-Services)	51	1,989
IPG Photonics Corp.* (Telecommunications)	102	3,225
iRobot Corp.* (Machinery-Diversified)	68	1,692
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	85	880
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	306	3,097
Ixia* (Telecommunications)	170	2,853
J & J Snack Foods Corp. (Food)	51	2,460
j2 Global Communications, Inc.* (Internet)	170	4,921
Jack Henry & Associates, Inc. (Computers)	187	5,451
Jack in the Box, Inc.* (Retail)	153	3,233
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	221	4,027
James River Coal Co.* (Coal)	136	3,445
JDA Software Group, Inc.* (Software)	136	3,808
JetBlue Airways Corp.* (Airlines)	663	4,382
Jo-Ann Stores, Inc.* (Retail)	85	5,119
John Bean Technologies Corp. (Miscellaneous Manufacturing)	187	3,764
Jos. A. Bank Clothiers, Inc.* (Retail)	68	2,742
Journal Communications, Inc.—Class A* (Media)	255	1,288
K-Swiss, Inc.—Class A* (Apparel)	85	1,060
Kadant, Inc.* (Machinery-Diversified)	68	1,603
Kaiser Aluminum Corp. (Mining)	102	5,109
Kaman Corp. (Aerospace/Defense)	68	1,977
Kaydon Corp. (Metal Fabricate/Hardware)	102	4,153
KBW, Inc. (Diversified Financial Services)	119	3,322
Kelly Services, Inc.—Class A* (Commercial Services)	102	1,918
Kenexa Corp.* (Commercial Services)	102	2,223
Key Energy Services, Inc.* (Oil & Gas Services)	391	5,075
Kilroy Realty Corp. (REIT)	170	6,200
Kindred Healthcare, Inc.* (Healthcare-Services)	136	2,498
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	272	3,751
Knight Transportation, Inc. (Transportation)	170	3,230
Knightsbridge Tankers, Ltd. (Transportation)	102	2,272
Knoll, Inc. (Office Furnishings)	187	3,128
Knology, Inc.* (Telecommunications)	170	2,657
Kopin Corp.* (Semiconductors)	425	1,768
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	68	2,433
Korn/Ferry International* (Commercial Services)	136	3,143
Krispy Kreme Doughnuts, Inc.* (Retail)	272	1,899
Kulicke & Soffa Industries, Inc.* (Semiconductors)	238	1,714
KVH Industries, Inc.* (Telecommunications)	85	1,016
L-1 Identity Solutions, Inc.* (Electronics)	272	3,240
La-Z-Boy, Inc.* (Home Furnishings)	153	1,380
LaBranche & Co., Inc.* (Diversified Financial Services)	221	796
Laclede Group, Inc. (Gas)	119	4,348
Ladish Co., Inc.* (Metal Fabricate/Hardware)	68	3,305
Lakeland Financial Corp. (Banks)	68	1,459
Landauer, Inc. (Commercial Services)	51	3,058
LaSalle Hotel Properties (REIT)	170	4,488
Lattice Semiconductor Corp.* (Semiconductors)	323	1,957
Lawson Software, Inc.* (Software)	425	3,931
Layne Christensen Co.* (Engineering & Construction)	51	1,755
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	867	1,248
Lexington Realty Trust (REIT)	408	3,244
LHC Group, Inc.* (Healthcare-Services)	68	2,040
Life Time Fitness, Inc.* (Leisure Time)	102	4,181
Limelight Networks, Inc.* (Internet)	323	1,877
Lin TV Corp.—Class A* (Media)	204	1,081
Lionbridge Technologies, Inc.* (Internet)	170	627
Liquidity Services, Inc.* (Internet)	136	1,911
Littelfuse, Inc. (Electrical Components & Equipment)	68	3,200
Live Nation, Inc.* (Commercial Services)	391	4,465

See accompanying notes to the financial statements.

30 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

LivePerson, Inc.* (Computers)	204	$ 2,305
Liz Claiborne, Inc.* (Apparel)	408	2,921
LogMeIn, Inc.* (Telecommunications)	34	1,508
Loral Space & Communications, Inc.* (Telecommunications)	51	3,901
Louisiana-Pacific Corp.* (Forest Products & Paper)	391	3,699
LSB Industries, Inc.* (Miscellaneous Manufacturing)	102	2,475
LTC Properties, Inc. (REIT)	136	3,819
Lufkin Industries, Inc. (Oil & Gas Services)	85	5,303
Lumber Liquidators Holdings, Inc.* (Retail)	68	1,694
Luminex Corp.* (Healthcare-Products)	153	2,797
M/I Schottenstein Homes, Inc.* (Home Builders)	119	1,830
Magellan Health Services, Inc.* (Healthcare-Services)	102	4,823
Maidenform Brands, Inc.* (Apparel)	119	2,829
Manhattan Associates, Inc.* (Computers)	85	2,596
ManTech International Corp.—Class A* (Software)	51	2,108
Marcus Corp. (Lodging)	136	1,805
Martek Biosciences Corp.* (Biotechnology)	102	3,193
Masimo Corp. (Healthcare-Products)	153	4,448
MasTec, Inc.* (Telecommunications)	255	3,720
MB Financial, Inc. (Banks)	187	3,239
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	136	1,236
MCG Capital Corp. (Investment Companies)	459	3,199
McGrath Rentcorp (Commercial Services)	102	2,674
McMoRan Exploration Co.* (Oil & Gas)	255	4,371
Measurement Specialties, Inc.* (Electronics)	68	1,996
MedAssets, Inc.* (Software)	119	2,403
Mediacom Communications Corp.—Class A* (Media)	153	1,294
Medical Action Industries, Inc.* (Healthcare-Products)	153	1,466
Medical Properties Trust, Inc. (REIT)	391	4,235
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	221	5,921
Mentor Graphics Corp.* (Computers)	374	4,488
Mercury Computer Systems, Inc.* (Computers)	119	2,187
Merge Healthcare, Inc.* (Healthcare-Products)	357	1,332
Meridian Bioscience, Inc. (Healthcare-Products)	136	3,150
Merit Medical Systems, Inc.* (Healthcare-Products)	136	2,153
Meritage Homes Corp.* (Home Builders)	119	2,642
Metabolix, Inc.* (Miscellaneous Manufacturing)	68	828
Metalico, Inc.* (Environmental Control)	289	1,699
Methode Electronics, Inc. (Electronics)	102	1,323
MF Global Holdings, Ltd.* (Diversified Financial Services)	289	2,416
MFA Financial, Inc. (REIT)	680	5,549
MGIC Investment Corp.* (Insurance)	544	5,543
Michael Baker Corp.* (Engineering & Construction)	51	1,586
Micrel, Inc. (Semiconductors)	221	2,871
Microsemi Corp.* (Semiconductors)	323	7,397
MicroStrategy, Inc.—Class A* (Software)	34	2,906
Mid-America Apartment Communities, Inc. (REIT)	68	4,317
Middlesex Water Co. (Water)	153	2,808
Mine Safety Appliances Co. (Environmental Control)	136	4,234
Minerals Technologies, Inc. (Chemicals)	51	3,336
MKS Instruments, Inc.* (Semiconductors)	136	3,331
Mobile Mini, Inc.* (Storage/Warehousing)	119	2,343
Modine Manufacturing Co.* (Auto Parts & Equipment)	153	2,371
Molina Healthcare, Inc.* (Healthcare-Services)	51	1,420
Momenta Pharmaceuticals, Inc.* (Biotechnology)	153	2,290
Monarch Casino & Resort, Inc.* (Lodging)	68	850
Monolithic Power Systems, Inc.* (Semiconductors)	119	1,966
Monro Muffler Brake, Inc. (Commercial Services)	102	3,528
Montpelier Re Holdings, Ltd. (Insurance)	442	8,813
Moog, Inc.—Class A* (Aerospace/Defense)	136	5,413
Move, Inc.* (Internet)	595	1,529
MTS Systems Corp. (Computers)	119	4,458
Mueller Industries, Inc. (Metal Fabricate/Hardware)	153	5,003
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	408	1,701
Multi-Color Corp. (Commercial Services)	102	1,985
Multimedia Games, Inc.* (Leisure Time)	170	949
MVC Capital, Inc. (Investment Companies)	153	2,234
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	2,147
Myers Industries, Inc. (Miscellaneous Manufacturing)	255	2,484
MYR Group, Inc.* (Engineering & Construction)	85	1,785
Nabi Biopharmaceuticals* (Pharmaceuticals)	425	2,461
NACCO Industries, Inc.—Class A (Machinery-Diversified)	17	1,842
Nara Bancorp, Inc.* (Banks)	136	1,336
Nash Finch Co. (Food)	85	3,613
National Beverage Corp. (Beverages)	85	1,117
National CineMedia, Inc. (Entertainment)	119	2,369
National Financial Partners* (Diversified Financial Services)	153	2,050
National Health Investors, Inc. (REIT)	85	3,827
National Penn Bancshares, Inc. (Banks)	476	3,822
Natus Medical, Inc.* (Healthcare-Products)	153	2,170
Navigant Consulting Co.* (Commercial Services)	204	1,877
NBT Bancorp, Inc. (Banks)	136	3,284
NCI Building Systems, Inc.* (Building Materials)	102	1,427
Nektar Therapeutics* (Biotechnology)	289	3,714
Neogen Corp.* (Pharmaceuticals)	136	5,580
NETGEAR, Inc.* (Telecommunications)	119	4,008
Netlogic Microsystems, Inc.* (Semiconductors)	170	5,340
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	153	1,169
Neutral Tandem, Inc.* (Telecommunications)	136	1,964
New Jersey Resources Corp. (Gas)	153	6,596
NewAlliance Bancshares, Inc. (Savings & Loans)	323	4,839
NewMarket Corp. (Chemicals)	34	4,195
Newpark Resources, Inc.* (Oil & Gas Services)	272	1,676
Newport Corp.* (Electronics)	153	2,658
NGP Capital Resources Co. (Investment Companies)	102	938
Nicor, Inc. (Gas)	153	7,638
Nolan Co.* (Media)	102	1,420

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Common Stocks, continued
	Shares	Value

Nordson Corp. (Machinery-Diversified)	85	$7,810
Northern Oil & Gas, Inc.* (Oil & Gas)	170	4,626
Northwest Bancshares, Inc. (Savings & Loans)	374	4,398
Northwest Natural Gas Co. (Gas)	153	7,110
NorthWestern Corp. (Electric)	187	5,391
Novatel Wireless, Inc.* (Telecommunications)	255	2,435
NPS Pharmaceuticals, Inc.* (Biotechnology)	238	1,880
NTELOS Holdings Corp. (Telecommunications)	119	2,267
Nu Skin Enterprises, Inc. (Retail)	136	4,115
Nutraceutical International Corp.* (Pharmaceuticals)	68	965
NuVasive, Inc.* (Healthcare-Products)	85	2,180
NxStage Medical, Inc.* (Healthcare-Products)	102	2,538
Obagi Medical Products, Inc.* (Pharmaceuticals)	119	1,374
Ocwen Financial Corp.* (Diversified Financial Services)	238	2,271
OfficeMax, Inc.* (Retail)	238	4,213
Old Dominion Freight Line, Inc.* (Transportation)	119	3,807
Old National Bancorp (Banks)	391	4,649
Olin Corp. (Chemicals)	255	5,233
Olympic Steel, Inc. (Iron/Steel)	68	1,950
OM Group, Inc.* (Chemicals)	119	4,583
OmniVision Technologies, Inc.* (Semiconductors)	153	4,530
Omnova Solutions, Inc.* (Chemicals)	238	1,990
On Assignment, Inc.* (Commercial Services)	153	1,247
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	204	7,521
Openwave Systems, Inc.* (Internet)	510	1,081
OPNET Technologies, Inc. (Software)	102	2,731
Oppenheimer Holdings, Inc.—Class A (Diversified Financial Services)	68	1,782
OraSure Technologies, Inc.* (Healthcare-Products)	238	1,368
Orbital Sciences Corp.* (Aerospace/Defense)	255	4,368
Orient-Express Hotels, Ltd.—Class A* (Lodging)	272	3,533
Oriental Financial Group, Inc. (Banks)	136	1,699
Orion Marine Group, Inc.* (Engineering & Construction)	136	1,578
Oritani Financial Corp. (Savings & Loans)	255	3,121
OSI Systems, Inc.* (Electronics)	51	1,854
Otter Tail Corp. (Electric)	170	3,832
Owens & Minor, Inc. (Distribution/Wholesale)	170	5,003
Oxford Industries, Inc. (Apparel)	51	1,306
P.F. Chang’s China Bistro, Inc. (Retail)	68	3,295
Pacer International, Inc.* (Transportation)	136	930
Pacific Sunwear of California, Inc.* (Retail)	272	1,474
PacWest Bancorp (Banks)	170	3,635
PAETEC Holding Corp.* (Telecommunications)	459	1,717
Pain Therapeutics, Inc.* (Pharmaceuticals)	136	918
Palomar Medical Technologies, Inc.* (Healthcare-Products)	119	1,691
Panhandle Oil & Gas, Inc.—Class A (Oil & Gas)	34	932
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	119	4,583
Parametric Technology Corp.* (Software)	323	7,277
PAREXEL International Corp.* (Commercial Services)	187	3,970
Parker Drilling Co.* (Oil & Gas)	527	2,408
Parkway Properties, Inc. (REIT)	136	2,383
Patriot Coal Corp.* (Coal)	238	4,610
PDL BioPharma, Inc. (Biotechnology)	544	3,389
Pebblebrook Hotel Trust (REIT)	85	1,727
Pegasystems, Inc. (Software)	51	1,868
Penn Virginia Corp. (Oil & Gas)	187	3,145
Perficient, Inc.* (Internet)	153	1,912
Pericom Semiconductor Corp.* (Semiconductors)	170	1,867
Petroleum Development* (Oil & Gas)	85	3,588
PetroQuest Energy, Inc.* (Oil & Gas)	272	2,048
Pharmasset, Inc.* (Pharmaceuticals)	85	3,690
PharMerica Corp.* (Pharmaceuticals)	187	2,141
PHH Corp.* (Commercial Services)	170	3,935
PHI, Inc.* (Transportation)	85	1,601
Photronics, Inc.* (Semiconductors)	357	2,110
PICO Holdings, Inc.* (Water)	102	3,244
Piedmont Natural Gas Co., Inc. (Gas)	272	7,605
Pier 1 Imports, Inc.* (Retail)	306	3,213
Pinnacle Entertainment, Inc.* (Entertainment)	187	2,622
Pinnacle Financial Partners, Inc.* (Banks)	153	2,078
Pioneer Drilling Co.* (Oil & Gas)	170	1,498
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	51	1,785
Plantronics, Inc. (Telecommunications)	153	5,695
Platinum Underwriters Holdings, Ltd. (Insurance)	119	5,351
Playboy Enterprises, Inc.—Class B* (Media)	204	1,065
Plexus Corp.* (Electronics)	119	3,682
PMFG, Inc.* (Miscellaneous Manufacturing)	34	558
PMI Group, Inc.* (Insurance)	408	1,346
PNM Resources, Inc. (Electric)	357	4,648
Polaris Industries, Inc. (Leisure Time)	85	6,632
PolyOne Corp.* (Chemicals)	221	2,760
Polypore International, Inc.* (Miscellaneous Manufacturing)	68	2,770
Pool Corp. (Distribution/Wholesale)	102	2,299
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	34	2,557
Post Properties, Inc. (REIT)	170	6,171
Potlatch Corp. (Forest Products & Paper)	119	3,873
Power Integrations, Inc. (Semiconductors)	85	3,412
Power-One, Inc.* (Electrical Components & Equipment)	85	867
PowerSecure International, Inc.* (Electrical Components & Equipment)	119	926
Premiere Global Services, Inc.* (Telecommunications)	323	2,196
PriceSmart, Inc. (Retail)	102	3,879
PrivateBancorp, Inc. (Banks)	153	2,200
ProAssurance Corp.* (Insurance)	119	7,211
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,207
Prospect Capital Corp. (Investment Companies)	204	2,203
Prosperity Bancshares, Inc. (Banks)	136	5,342
Provident Financial Services, Inc. (Savings & Loans)	272	4,115
Provident New York Bancorp (Savings & Loans)	153	1,605
PS Business Parks, Inc. (REIT)	68	3,789
PSS World Medical, Inc.* (Healthcare-Products)	170	3,842
Quaker Chemical Corp. (Chemicals)	51	2,125
Quanex Building Products Corp. (Building Materials)	102	1,935
Quantum Corp.* (Computers)	1,122	4,174
Quest Software, Inc.* (Software)	187	5,187
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	153	2,254

See accompanying notes to the financial statements.

32 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Quidel Corp.* (Healthcare-Products)	136	$1,965
Quiksilver, Inc.* (Apparel)	374	1,896
Rackspace Hosting, Inc.* (Internet)	255	8,010
Radian Group, Inc. (Insurance)	357	2,881
Radiant Systems, Inc.* (Computers)	136	2,662
Ramco-Gershenson Properties Trust (REIT)	170	2,116
Raven Industries, Inc. (Miscellaneous Manufacturing)	51	2,432
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	85	3,322
RealNetworks, Inc.* (Internet)	340	1,428
Red Robin Gourmet Burgers, Inc.* (Retail)	68	1,460
Redwood Trust, Inc. (REIT)	272	4,061
Regis Corp. (Retail)	221	3,669
RehabCare Group, Inc.* (Healthcare-Services)	85	2,014
Rent-A-Center, Inc. (Commercial Services)	153	4,939
Resources Connection, Inc. (Commercial Services)	170	3,160
Retail Ventures, Inc.* (Retail)	170	2,771
REX American Resources Corp.* (Energy-Alternate Sources)	51	783
Rex Energy Corp.* (Oil & Gas)	136	1,856
RF Micro Devices, Inc.* (Telecommunications)	782	5,748
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	238	1,792
RightNow Technologies, Inc.* (Software)	85	2,012
Riverbed Technology, Inc.* (Computers)	340	11,958
RLI Corp. (Insurance)	119	6,256
Rock-Tenn Co.—Class A (Forest Products & Paper)	85	4,586
Rockwood Holdings, Inc.* (Chemicals)	136	5,320
Rofin-Sinar Technologies, Inc.* (Electronics)	85	3,012
Rogers Corp.* (Electronics)	85	3,251
Rosetta Resources, Inc.* (Oil & Gas)	170	6,399
RPC, Inc. (Oil & Gas Services)	221	4,005
RSC Holdings, Inc.* (Commercial Services)	306	2,980
RTI Biologics, Inc.* (Healthcare-Products)	340	908
RTI International Metals, Inc.* (Mining)	102	2,752
Ruby Tuesday, Inc.* (Retail)	170	2,220
Ruddick Corp. (Food)	119	4,384
Rue21, Inc.* (Retail)	51	1,495
Rush Enterprises, Inc.* (Retail)	136	2,780
S1 Corp.* (Internet)	493	3,402
Safety Insurance Group, Inc. (Insurance)	85	4,043
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	153	7,185
Sally Beauty Holdings, Inc.* (Retail)	306	4,446
Sanderson Farms, Inc. (Food)	68	2,662
Sandy Spring Bancorp, Inc. (Banks)	102	1,880
Santarus, Inc.* (Pharmaceuticals)	374	1,223
Sapient Corp. (Internet)	255	3,085
Saul Centers, Inc. (REIT)	51	2,415
Savient Pharmaceuticals, Inc.* (Biotechnology)	255	2,841
SAVVIS, Inc.* (Telecommunications)	119	3,037
SCBT Financial Corp. (Banks)	51	1,670
Scholastic Corp. (Media)	136	4,017
Schulman (A.), Inc. (Chemicals)	136	3,113
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	51	3,209
SeaChange International, Inc.* (Software)	170	1,453
Sealy Corp.* (Home Furnishings)	442	1,291
Seattle Genetics, Inc.* (Biotechnology)	272	4,066
Semtech Corp.* (Semiconductors)	238	5,388
Seneca Foods Corp.—Class A* (Food)	51	1,376
Sensient Technologies Corp. (Chemicals)	153	5,620
Shenandoah Telecommunications Co. (Telecommunications)	51	955
ShoreTel, Inc.* (Telecommunications)	170	1,328
Shuffle Master, Inc.* (Entertainment)	255	2,920
Shutterfly, Inc.* (Internet)	119	4,169
Signature Bank* (Banks)	136	6,800
Silgan Holdings, Inc. (Packaging & Containers)	85	3,044
Silicon Graphics International Corp.* (Computers)	136	1,228
Silicon Image, Inc.* (Semiconductors)	289	2,124
Simpson Manufacturing Co., Inc. (Building Materials)	119	3,678
Sinclair Broadcast Group, Inc.—Class A (Media)	153	1,252
Sirona Dental Systems, Inc.* (Healthcare-Products)	102	4,262
SJW Corp. (Water)	34	900
Skechers U.S.A., Inc.—Class A* (Apparel)	102	2,040
Skyline Corp. (Home Builders)	51	1,330
SkyWest, Inc. (Airlines)	170	2,655
Smart Balance, Inc.* (Food)	255	1,104
Smith Corp. (Miscellaneous Manufacturing)	102	3,884
Smith Micro Software, Inc.* (Software)	136	2,141
Snyders-Lance, Inc. (Food)	102	2,391
Solarwinds, Inc.* (Software)	102	1,963
Solutia, Inc.* (Chemicals)	340	7,847
Sonic Automotive, Inc. (Retail)	221	2,926
Sonic Corp.* (Retail)	238	2,409
Sonus Networks, Inc.* (Telecommunications)	527	1,407
Sotheby’s (Commercial Services)	187	8,415
Sourcefire, Inc.* (Internet)	85	2,204
South Jersey Industries, Inc. (Gas)	85	4,490
Southside Bancshares, Inc. (Banks)	68	1,433
Sovran Self Storage, Inc. (REIT)	102	3,755
Spartan Stores, Inc. (Food)	119	2,017
SRA International, Inc.—Class A* (Computers)	170	3,476
Stage Stores, Inc. (Retail)	221	3,832
Standard Microsystems Corp.* (Semiconductors)	102	2,941
Standard Pacific Corp.* (Home Builders)	340	1,564
Standex International Corp. (Miscellaneous Manufacturing)	51	1,525
Starwood Property Trust, Inc. (REIT)	136	2,921
Steelcase, Inc.—Class A (Office Furnishings)	221	2,336
Steiner Leisure, Ltd.* (Commercial Services)	68	3,176
StellarOne Corp. (Banks)	102	1,483
Stepan Co. (Chemicals)	17	1,297
STERIS Corp. (Healthcare-Products)	170	6,198
Sterling Bancshares, Inc. (Banks)	306	2,148
Steven Madden, Ltd.* (Apparel)	68	2,837
Stewart Enterprises, Inc.—Class A (Commercial Services)	442	2,957
Stewart Information Services Corp. (Insurance)	119	1,372
Stifel Financial Corp.* (Diversified Financial Services)	68	4,219
Stillwater Mining Co.* (Mining)	136	2,904
Stone Energy Corp.* (Oil & Gas)	187	4,168
STR Holdings, Inc.* (Miscellaneous Manufacturing)	85	1,700
Strategic Hotels & Resorts, Inc.* (REIT)	391	2,068

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 33

Common Stocks, continued
	Shares	Value

SuccessFactors, Inc.* (Commercial Services)	170	$4,923
Sunstone Hotel Investors, Inc.* (REIT)	374	3,863
Super Micro Computer, Inc.* (Computers)	68	785
SuperGen, Inc.* (Biotechnology)	357	935
Support.com, Inc.* (Internet)	289	1,873
Susquehanna Bancshares, Inc. (Banks)	374	3,620
SVB Financial Group* (Banks)	85	4,509
Swift Energy Co.* (Oil & Gas)	119	4,659
Sykes Enterprises, Inc.* (Computers)	170	3,444
Syniverse Holdings, Inc.* (Telecommunications)	136	4,196
SYNNEX Corp.* (Software)	119	3,713
Synovis Life Technologies, Inc.* (Healthcare-Products)	68	1,095
Syntel, Inc. (Computers)	68	3,250
Take-Two Interactive Software, Inc.* (Software)	238	2,913
TAL International Group, Inc. (Trucking & Leasing)	68	2,099
Taleo Corp.—Class A* (Software)	119	3,290
Tanger Factory Outlet Centers, Inc. (REIT)	68	3,481
Taser International, Inc.* (Electronics)	221	1,039
Tecumseh Products Co.—Class A* (Machinery-Diversified)	68	887
Tekelec* (Telecommunications)	136	1,620
TeleCommunication Systems, Inc.—Class A* (Internet)	255	1,191
Teledyne Technologies, Inc.* (Aerospace/Defense)	102	4,485
TeleTech Holdings, Inc.* (Commercial Services)	170	3,500
Tennant Co. (Machinery-Diversified)	51	1,959
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	170	6,997
Terremark Worldwide, Inc.* (Internet)	238	3,082
Tessera Technologies, Inc.* (Semiconductors)	153	3,389
Tetra Tech, Inc.* (Environmental Control)	170	4,260
TETRA Technologies, Inc.* (Oil & Gas Services)	272	3,229
Texas Capital Bancshares, Inc.* (Banks)	187	3,977
Texas Roadhouse, Inc.—Class A* (Retail)	170	2,919
The Andersons, Inc. (Agriculture)	68	2,472
The Bancorp, Inc.* (Banks)	119	1,210
The Cato Corp.—Class A (Retail)	119	3,262
The Children’s Place Retail Stores, Inc.* (Retail)	68	3,376
The Corporate Executive Board Co. (Commercial Services)	102	3,830
The Ensign Group, Inc. (Healthcare-Services)	119	2,960
The Finish Line, Inc.—Class A (Retail)	119	2,046
The Geo Group, Inc.* (Commercial Services)	119	2,935
The Gorman-Rupp Co. (Machinery-Diversified)	68	2,198
The Greenbrier Cos., Inc.* (Trucking & Leasing)	85	1,784
The Hain Celestial Group, Inc.* (Food)	153	4,140
The Jones Group, Inc. (Apparel)	187	2,906
The Knot, Inc.* (Internet)	221	2,183
The Medicines Co.* (Pharmaceuticals)	204	2,883
The Men’s Wearhouse, Inc. (Retail)	170	4,247
The Middleby Corp.* (Machinery-Diversified)	34	2,870
The Navigators Group, Inc.* (Insurance)	51	2,568
The Pantry, Inc.* (Retail)	119	2,363
The Pep Boys-Manny, Moe & Jack (Retail)	187	2,511
The Phoenix Cos., Inc.* (Insurance)	476	1,209
The Princeton Review, Inc.* (Commercial Services)	357	421
The Ryland Group, Inc. (Home Builders)	153	2,606
The Talbots, Inc.* (Retail)	204	1,738
The Timberland Co.—Class A* (Apparel)	119	2,926
The Ultimate Software Group, Inc.* (Software)	119	5,787
The Warnaco Group, Inc.* (Apparel)	119	6,553
The Wet Seal, Inc.—Class A* (Retail)	527	1,950
Theravance, Inc.* (Pharmaceuticals)	187	4,688
THQ, Inc.* (Software)	289	1,751
Tibco Software, Inc.* (Internet)	493	9,717
TiVo, Inc.* (Home Furnishings)	289	2,494
TNS, Inc.* (Commercial Services)	102	2,122
TomoTherapy, Inc.* (Healthcare-Products)	306	1,105
Tompkins Financial Corp. (Banks)	34	1,331
Transcend Services, Inc.* (Commercial Services)	102	1,998
TreeHouse Foods, Inc.* (Food)	102	5,211
TriMas Corp.* (Miscellaneous Manufacturing)	85	1,739
Triple-S Management Corp.—Class B* (Healthcare-Services)	119	2,271
TriQuint Semiconductor, Inc.* (Semiconductors)	391	4,571
Triumph Group, Inc. (Aerospace/Defense)	34	3,040
True Religion Apparel, Inc.* (Apparel)	85	1,892
TrueBlue, Inc.* (Commercial Services)	170	3,058
TrustCo Bank Corp. NY (Banks)	408	2,587
Trustmark Corp. (Banks)	187	4,645
TTM Technologies, Inc.* (Electronics)	272	4,056
Tutor Perini Corp. (Engineering & Construction)	119	2,548
Tyler Technologies, Inc.* (Computers)	153	3,176
U-Store-It Trust (REIT)	374	3,564
U.S. Physical Therapy, Inc.* (Healthcare-Services)	102	2,022
UIL Holdings Corp. (Electric)	136	4,075
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	85	2,890
Ultratech Stepper, Inc.* (Semiconductors)	85	1,690
UMB Financial Corp. (Banks)	153	6,337
Umpqua Holdings Corp. (Banks)	357	4,348
Union First Market Bankshares Corp. (Banks)	119	1,759
Unisource Energy Corp. (Electric)	119	4,265
Unisys Corp.* (Computers)	136	3,521
United Community Banks, Inc.* (Banks)	357	696
United Fire & Casualty Co. (Insurance)	85	1,897
United Natural Foods, Inc.* (Food)	119	4,365
United Online, Inc. (Internet)	425	2,805
United Rentals, Inc.* (Commercial Services)	187	4,254
Unitil Corp. (Electric)	85	1,933
Universal American Financial Corp. (Insurance)	153	3,129
Universal Corp. (Agriculture)	68	2,768
Universal Electronics, Inc.* (Home Furnishings)	85	2,411
Universal Forest Products, Inc. (Building Materials)	68	2,645
Universal Health Realty Income Trust (REIT)	85	3,105
Universal Technical Institute, Inc. (Commercial Services)	85	1,872
Univest Corp. of Pennsylvania (Banks)	51	978
Urstadt Biddle Properties—Class A (REIT)	119	2,315
US Airways Group, Inc.* (Airlines)	459	4,595
US Ecology, Inc. (Environmental Control)	119	2,068
US Gold Corp.* (Mining)	357	2,881
USA Mobility, Inc. (Telecommunications)	136	2,417
USA Truck, Inc.* (Transportation)	51	675
USEC, Inc.* (Mining)	357	2,149
VAALCO Energy, Inc.* (Oil & Gas)	255	1,826

See accompanying notes to the financial statements.

34 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Vail Resorts, Inc.* (Entertainment)	102	$5,308
Valassis Communications, Inc.* (Commercial Services)	119	3,850
ValueClick, Inc.* (Internet)	272	4,360
Veeco Instruments, Inc.* (Semiconductors)	119	5,112
Venoco, Inc.* (Oil & Gas)	136	2,509
VeriFone Systems, Inc.* (Software)	238	9,177
Viad Corp. (Commercial Services)	119	3,031
ViaSat, Inc.* (Telecommunications)	68	3,020
Vicor Corp. (Electrical Components & Equipment)	119	1,952
ViroPharma, Inc.* (Pharmaceuticals)	272	4,711
Vital Images, Inc.* (Software)	68	951
Vitamin Shoppe, Inc.* (Retail)	51	1,716
Vocus, Inc.* (Internet)	102	2,821
Volcano Corp.* (Healthcare-Products)	153	4,178
Volcom, Inc. (Apparel)	102	1,925
Volterra Semiconductor Corp.* (Semiconductors)	85	1,969
W&T Offshore, Inc. (Oil & Gas)	187	3,342
W.R. Grace & Co.* (Chemicals)	170	5,972
Warren Resources, Inc.* (Oil & Gas)	442	1,998
Washington Trust Bancorp, Inc. (Banks)	51	1,116
Watsco, Inc. (Distribution/Wholesale)	68	4,289
WD-40 Co. (Household Products/Wares)	85	3,424
Websense, Inc.* (Internet)	153	3,098
Webster Financial Corp. (Banks)	204	4,019
WellCare Health Plans, Inc.* (Healthcare-Services)	119	3,596
Werner Enterprises, Inc. (Transportation)	136	3,074
WesBanco, Inc. (Banks)	102	1,934
West Pharmaceutical Services, Inc. (Healthcare-Products)	136	5,603
Western Alliance Bancorp* (Banks)	204	1,501
Westlake Chemical Corp. (Chemicals)	68	2,956
Willbros Group, Inc.* (Oil & Gas Services)	204	2,003
Winn-Dixie Stores, Inc.* (Food)	187	1,341
Winnebago Industries, Inc.* (Home Builders)	119	1,809
Winthrop Realty Trust (REIT)	102	1,305
Wintrust Financial Corp. (Banks)	85	2,808
Wolverine World Wide, Inc. (Apparel)	136	4,336
Woodward Governor Co. (Electronics)	187	7,024
World Fuel Services Corp. (Retail)	170	6,147
Worthington Industries, Inc. (Metal Fabricate/Hardware)	204	3,754
Wright Express Corp.* (Commercial Services)	102	4,692
Wright Medical Group, Inc.* (Healthcare-Products)	119	1,848
Young Innovations, Inc. (Healthcare-Products)	34	1,088
Zep, Inc. (Chemicals)	85	1,690
Zoran Corp.* (Semiconductors)	221	1,945
Zumiez, Inc.* (Retail)	85	2,284
Zygo Corp.* (Electronics)	85	1,040

TOTAL COMMON STOCKS
(Cost $2,622,223)		2,967,702

Corporate Bonds(NM)
	Principal Amount	Value

GAMCO Investors, Inc.,
0.00%, 12/31/15(a)	$163	$163

TOTAL CORPORATE BONDS
(Cost $163)		163

Repurchase Agreements (62.7%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $247,001 (Collateralized by $247,700 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $252,035)	247,000	247,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $609,008 (Collateralized by $623,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $622,214)	609,000	609,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $4,723,063 (Collateralized by $4,801,900 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $4,818,015)	4,723,000	4,723,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $111,001 (Collateralized by $111,658 of various U.S. Treasury Notes, 1.13%–4.63%,8/31/11-1/15/12, total value of $113,293)	111,000	111,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,690,000)		5,690,000

TOTAL INVESTMENT SECURITIES
(Cost $8,312,386)—95.4%		8,657,865
Net other assets (liabilities)—4.6%		420,052

NET ASSETS—100.0%		$9,077,917

(a)	Zero-coupon security
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $140,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/(Depreciation)

Russell 2000 Mini Index Futures Contract expiring 3/21/11 (Underlying notional amount at value $1,798,830)	23	$(6,959)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 35

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$2,189,983	$(20,545)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	2,149,259	(22,626)

		$(43,171)

ProFund VP Small-Cap invested in the following industries as of December 31, 2010:

	Value	% of Net Assets

Advertising	$2,388	NM
Aerospace/Defense	34,587	0.4%
Aerospace/Defense Equipment	4,920	0.1%
Agriculture	7,402	0.1%
Airlines	21,945	0.2%
Apparel	59,003	0.7%
Auto Manufacturers	1,780	NM
Auto Parts & Equipment	31,437	0.4%
Banks	170,883	1.9%
Beverages	2,827	NM
Biotechnology	51,783	0.6%
Building Materials	11,059	0.1%
Chemicals	78,205	0.9%
Coal	17,531	0.2%
Commercial Services	181,605	2.0%
Computers	73,553	0.8%
Distribution/Wholesale	22,798	0.3%
Diversified Financial Services	42,687	0.5%
Electric	41,764	0.5%
Electrical Components & Equipment	28,588	0.3%
Electronics	81,580	0.9%
Energy-Alternate Sources	3,764	NM
Engineering & Construction	17,748	0.2%
Entertainment	18,806	0.2%
Environmental Control	25,615	0.3%
Food	45,031	0.5%
Forest Products & Paper	28,838	0.3%
Gas	37,787	0.4%
Hand/Machine Tools	11,881	0.1%
Healthcare-Products	115,858	1.3%
Healthcare-Services	58,443	0.6%
Holding Companies-Diversified	3,308	NM
Home Builders	11,781	0.1%
Home Furnishings	11,439	0.1%
Household Products/Wares	13,449	0.2%
Insurance	87,272	1.0%
Internet	108,690	1.2%
Investment Companies	26,344	0.3%
Iron/Steel	3,565	NM
Leisure Time	19,316	0.2%
Lodging	9,854	0.1%
Machinery-Construction & Mining	2,204	NM
Machinery-Diversified	50,219	0.6%
Media	21,102	0.2%
Metal Fabricate/Hardware	25,657	0.3%
Mining	44,330	0.5%
Miscellaneous Manufacturing	73,496	0.8%
Office Furnishings	15,972	0.2%
Oil & Gas	91,608	1.0%
Oil & Gas Services	56,554	0.6%
Packaging & Containers	4,896	0.1%
Pharmaceuticals	89,124	1.0%
REIT	198,673	2.2%
Real Estate	2,953	NM
Retail	199,504	2.2%
Savings & Loans	30,509	0.3%
Semiconductors	101,452	1.1%
Software	115,272	1.3%
Storage/Warehousing	2,343	NM
Telecommunications	130,917	1.4%
Textiles	3,678	NM
Toys/Games/Hobbies	4,027	NM
Transportation	51,915	0.6%
Trucking & Leasing	9,280	0.1%
Water	14,903	0.2%
Other**	6,110,215	67.3%

Total	$9,077,917	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

36 :: ProFund VP Small-Cap :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$8,312,386

Securities, at value	2,967,865
Repurchase agreements, at value	5,690,000

Total Investment Securities, at value	8,657,865
Segregated cash balances with brokers	105,110
Dividends receivable	3,278
Receivable for capital shares issued	406,762
Receivable for investments sold	8,071
Prepaid expenses	25

TOTAL ASSETS	9,181,111

LIABILITIES:
Cash overdraft	421
Payable for capital shares redeemed	27,679
Unrealized loss on swap agreements	43,171
Variation margin on futures contracts	13,800
Advisory fees payable	4,039
Management services fees payable	539
Administration fees payable	237
Administrative services fees payable	3,163
Distribution fees payable	3,098
Transfer agency fees payable	550
Fund accounting fees payable	475
Compliance services fees payable	21
Other accrued expenses	6,001

TOTAL LIABILITIES	103,194

NET ASSETS	$9,077,917

NET ASSETS CONSIST OF:
Capital	$9,043,432
Accumulated net investment income (loss)	(272)
Accumulated net realized gains (losses) on investments	(260,592)
Net unrealized appreciation (depreciation) on investments	295,349

NET ASSETS	$9,077,917

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	324,901

Net Asset Value (offering and redemption price per share)	$27.94

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$15,822
Interest	4,498

TOTAL INVESTMENT INCOME	20,320

EXPENSES:
Advisory fees	41,345
Management services fees	5,513
Administration fees	2,325
Transfer agency fees	3,299
Administrative services fees	13,632
Distribution fees	13,782
Custody fees	12,546
Fund accounting fees	10,659
Trustee fees	77
Compliance services fees	46
Other fees	9,605

Total Gross Expenses before reductions	112,829
Less Expenses reduced by the Advisor	(20,217)

TOTAL NET EXPENSES	92,612

NET INVESTMENT INCOME (LOSS)	(72,292)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(327,959)
Net realized gains (losses) on futures contracts	(180,545)
Net realized gains (losses) on swap agreements	781,837
Change in net unrealized appreciation/depreciation on investments	252,814

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	526,147

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$453,855

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 37

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(72,292)	$(55,396)
Net realized gains (losses) on investments	273,333	205,224
Change in net unrealized appreciation/depreciation on investments	252,814	(292,903)

Change in net assets resulting from operations	453,855	(143,075)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	79,801,320	197,414,026
Value of shares redeemed	(75,590,840)	(195,672,112)

Change in net assets resulting from capital transactions	4,210,480	1,741,914

Change in net assets	4,664.335	1,598,839
NET ASSETS:
Beginning of period	4,413,582	2,814,743

End of period	$9,077,917	$4,413,582

Accumulated net investment income (loss)	$(272)	$(67)

SHARE TRANSACTIONS:
Issued	3,337,412	10,569,204
Redeemed	(3,209,596)	(10,530,714)

Change in shares	127,816	38,490

See accompanying notes to the financial statements.

38 :: ProFund VP Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$22.39	$17.75		$30.71	$37.24	$32.95

Investment Activities:
Net investment income (loss)(a)	(0.31)	(0.25)		(0.10)	0.06	0.17
Net realized and unrealized gains (losses) on investments	5.86	4.89	(b)	(9.82)	(0.82)	4.65

Total income (loss) from investment activities	5.55	4.64		(9.92)	(0.76)	4.82

Distributions to Shareholders From:
Net investment income	—	—		(0.08)	(0.28)	—
Net realized gains on investments	—	—		(2.96)	(5.49)	(0.53)

Total distributions	—	—		(3.04)	(5.77)	(0.53)

Net Asset Value, End of Period	$27.94	$22.39		$17.75	$30.71	$37.24

Total Return	24.79%	26.14%		(35.44)%	(2.21)%	14.75%

Ratios to Average Net Assets:
Gross expenses	2.05%	2.30%		1.65%	1.61%	1.59%
Net expenses	1.68%	1.73%	(c)	1.62%	1.56%	1.55%
Net investment income (loss)	(1.31)%	(1.34)%		(0.37)%	0.15%	0.47%

Supplemental Data:
Net assets, end of period (000’s)	$9,078	$4,414		$2,815	$68,525	$119,948
Portfolio turnover rate(d)	378%	840%		69%	40%	53%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP NASDAQ-100 :: 39

The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2010, the Fund had a total return of 18.24%, compared to a total return of 20.16%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), Starbucks Corp (+39.33%), and Amazon.com Inc (+33.81%), while the bottom three performers in this group were Cisco Systems Inc (-15.50%), Microsoft Corp (-8.43%), and Teva Pharmaceutical Industries Ltd (-7.21%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP NASDAQ-100 from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP NASDAQ-100	18.24%	5.10%	-3.06%
NASDAQ-100 Index	20.16%	6.80%	-1.35%

Expense Ratios**

Fund	Gross	Net

ProFund VP NASDAQ-100	1.83%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	35%
Futures Contracts	16%
Swap Agreements	48%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	7.0%
Qualcomm, Inc.	1.6%
Google, Inc.—Class A	1.5%
Microsoft Corp.	1.4%
Oracle Corp.	1.1%

NASDAQ-100 Index – Composition
% of Index

Technology	47%
Communications	27%
Consumer Non-Cyclical	14%
Consumer Cyclical	8%
Industrial	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: ProFund VP NASDAQ-100 :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (35.0%)
	Shares	Value

Activision Blizzard, Inc. (Software)	10,440	$129,874
Adobe Systems, Inc.* (Software)	4,840	148,975
Akamai Technologies, Inc.* (Internet)	1,760	82,808
Altera Corp. (Semiconductors)	4,280	152,282
Amazon.com, Inc.* (Internet)	2,880	518,400
Amgen, Inc.* (Biotechnology)	4,280	234,972
Apollo Group, Inc.—Class A* (Commercial Services)	1,440	56,866
Apple Computer, Inc.* (Computers)	12,440	4,012,647
Applied Materials, Inc. (Semiconductors)	6,720	94,416
Autodesk, Inc.* (Software)	2,280	87,096
Automatic Data Processing, Inc. (Software)	3,400	157,352
Baidu, Inc.ADR* (Internet)	2,680	258,701
Bed Bath & Beyond, Inc.* (Retail)	3,400	167,110
Biogen Idec, Inc.* (Biotechnology)	2,520	168,966
BMC Software, Inc.* (Software)	2,000	94,280
Broadcom Corp.—Class A (Semiconductors)	4,040	175,942
C.H. Robinson Worldwide, Inc. (Transportation)	1,600	128,304
CA, Inc. (Software)	4,760	116,334
Celgene Corp.* (Biotechnology)	4,520	267,313
Cephalon, Inc.* (Pharmaceuticals)	720	44,438
Cerner Corp.* (Software)	800	75,792
Check Point Software Technologies, Ltd.* (Internet)	2,000	92,520
Cisco Systems, Inc.* (Telecommunications)	19,240	389,225
Citrix Systems, Inc.* (Software)	2,160	147,766
Cognizant Technology Solutions Corp.* (Computers)	2,880	211,075
Comcast Corp.—Class A (Media)	14,080	309,338
Costco Wholesale Corp. (Retail)	2,200	158,862
Ctrip.com International, Ltd.ADR* (Internet)	1,480	59,866
Dell, Inc.* (Computers)	6,960	94,308
DENTSPLY International, Inc. (Healthcare-Products)	1,320	45,104
DIRECTV—Class A* (Media)	5,880	234,789
Dollar Tree, Inc.* (Retail)	1,280	71,782
eBay, Inc.* (Internet)	9,440	262,715
Electronic Arts, Inc.* (Software)	3,240	53,071
Expedia, Inc. (Internet)	2,640	66,238
Expeditors International of Washington, Inc. (Transportation)	2,040	111,384
Express Scripts, Inc.* (Pharmaceuticals)	4,560	246,468
F5 Networks, Inc.* (Internet)	760	98,922
Fastenal Co. (Distribution/Wholesale)	1,360	81,478
First Solar, Inc.* (Energy-Alternate Sources)	720	93,701
Fiserv, Inc.* (Software)	1,800	105,408
Flextronics International, Ltd.* (Electronics)	8,080	63,428
FLIR Systems, Inc.* (Electronics)	1,600	47,600
Garmin, Ltd. (Electronics)	1,760	54,542
Genzyme Corp.* (Biotechnology)	3,160	224,992
Gilead Sciences, Inc.* (Pharmaceuticals)	7,760	281,223
Google, Inc.—Class A* (Internet)	1,480	879,076
Henry Schein, Inc.* (Healthcare-Products)	880	54,023
Illumina, Inc.* (Biotechnology)	1,200	76,008
Infosys Technologies, Ltd.ADR (Software)	1,080	82,166
Intel Corp. (Semiconductors)	18,960	398,729
Intuit, Inc.* (Software)	3,840	189,312
Intuitive Surgical, Inc.* (Healthcare-Products)	400	103,100
Joy Global, Inc. (Machinery-Construction & Mining)	1,000	86,750
KLA-Tencor Corp. (Semiconductors)	1,960	75,734
Lam Research Corp.* (Semiconductors)	1,240	64,207
Liberty Media Holding Corp.-Interactive Series A* (Internet)	5,320	83,896
Life Technologies Corp.* (Biotechnology)	1,840	102,120
Linear Technology Corp. (Semiconductors)	2,920	101,003
Marvell Technology Group, Ltd.* (Semiconductors)	6,040	112,042
Mattel, Inc. (Toys/Games/Hobbies)	4,000	101,720
Maxim Integrated Products, Inc. (Semiconductors)	2,840	67,081
Microchip Technology, Inc. (Semiconductors)	1,520	51,999
Micron Technology, Inc.* (Semiconductors)	9,920	79,558
Microsoft Corp. (Software)	28,600	798,512
Millicom International Cellular S.A. (Telecommunications)	1,000	95,600
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,280	90,436
NetApp, Inc.* (Computers)	3,640	200,055
Netflix, Inc.* (Internet)	480	84,336
News Corp.—Class A (Media)	13,880	202,093
NII Holdings, Inc.—Class B* (Telecommunications)	1,600	71,456
NVIDIA Corp.* (Semiconductors)	5,480	84,392
O’Reilly Automotive, Inc.* (Retail)	1,360	82,171
Oracle Corp. (Software)	20,360	637,268
PACCAR, Inc. (Auto Manufacturers)	3,960	227,383
Paychex, Inc. (Commercial Services)	3,320	102,621
Priceline.com, Inc.* (Internet)	520	207,766
QIAGEN N.V.* (Biotechnology)	2,280	44,574
Qualcomm, Inc. (Telecommunications)	18,960	938,331
Research In Motion, Ltd.* (Computers)	5,080	295,301
Ross Stores, Inc. (Retail)	1,200	75,900
SanDisk Corp.* (Computers)	2,320	115,675
Seagate Technology LLC* (Computers)	4,560	68,537
Sears Holdings Corp.* (Retail)	1,120	82,600
Sigma-Aldrich Corp. (Chemicals)	1,120	74,547
Staples, Inc. (Retail)	4,720	107,474
Starbucks Corp. (Retail)	10,000	321,300
Stericycle, Inc.* (Environmental Control)	880	71,210
Symantec Corp.* (Internet)	7,880	131,911
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	7,040	366,995
Urban Outfitters, Inc.* (Retail)	1,560	55,864
VeriSign, Inc. (Internet)	1,560	50,965
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,080	72,862
Virgin Media, Inc. (Telecommunications)	3,200	87,168
Vodafone Group PLCADR (Telecommunications)	7,080	187,124
Warner Chilcott PLC—Class A (Pharmaceuticals)	2,440	55,046
Whole Foods Market, Inc.* (Food)	1,760	89,038
Wynn Resorts, Ltd. (Lodging)	1,320	137,069

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 41

Common Stocks, Continued
	Shares	Value

Xilinx, Inc. (Semiconductors)	3,320	$96,214
Yahoo!, Inc.* (Internet)	6,080	101,110

TOTAL COMMON STOCKS
(Cost $6,525,794)		19,998,101

U.S. Treasury Obligations (10.1%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$5,763,000	$5,766,151

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,768,171)		5,766,151

Repurchase Agreements (42.6%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,055,004 (Collateralized by $1,057,700 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,076,209)	1,055,000	1,055,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,602,035 (Collateralized by $2,659,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $2,655,644)	2,602,000	2,602,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $20,170,269 (Collateralized by $20,392,600 of various U.S. Treasury Obligations, 0.19%‡–0.88%, 11/17/11-1/31/12, total value of $20,574,668)	20,170,000	20,170,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $473,003 (Collateralized by $474,740 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-1/15/12, total value of $482,496)	473,000	473,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,300,000)		24,300,000

TOTAL INVESTMENT SECURITIES
(Cost $36,593,965)—87.7%		50,064,252
Net other assets (liabilities)—12.3%		6,999,905

NET ASSETS—100.0%		$57,064,157

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $1,875,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/21/11 (Underlying notional amount at value $9,270,195)	209	$73,934

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$17,590,894	$(62,541)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	10,022,806	(54,962)

		$(117,503)

ProFund VP NASDAQ-100 invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Auto Manufacturers	$227,383	0.4%
Biotechnology	1,191,807	2.1%
Chemicals	74,547	0.1%
Commercial Services	159,487	0.3%
Computers	4,997,598	8.8%
Distribution/Wholesale	81,478	0.1%
Electronics	165,570	0.3%
Energy-Alternate Sources	93,701	0.2%
Environmental Control	71,210	0.1%
Food	89,038	0.2%
Healthcare-Products	202,227	0.4%
Internet	2,979,230	5.2%
Lodging	137,069	0.2%
Machinery-Construction & Mining	86,750	0.1%
Media	746,220	1.3%
Pharmaceuticals	1,084,606	1.9%
Retail	1,123,063	2.0%
Semiconductors	1,553,599	2.7%
Software	2,823,206	4.9%
Telecommunications	1,768,904	3.1%
Toys/Games/Hobbies	101,720	0.2%
Transportation	239,688	0.4%
Other**	37,066,056	65.0%

Total	$57,064,157	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

42 :: ProFund VP NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$36,593,965

Securities, at value	25,764,252
Repurchase agreements, at value	24,300,000

Total Investment Securities, at value	50,064,252
Cash	308
Segregated cash balances with brokers	734,635
Dividends and interest receivable	5,540
Receivable for capital shares issued	6,612,787
Prepaid expenses	187

TOTAL ASSETS	57,417,709

LIABILITIES:
Payable for capital shares redeemed	99,145
Unrealized loss on swap agreements	117,503
Variation margin on futures contracts	31,350
Advisory fees payable	25,890
Management services fees payable	3,452
Administration fees payable	1,643
Administrative services fees payable	19,239
Distribution fees payable	16,436
Trustee fees payable	2
Transfer agency fees payable	4,601
Fund accounting fees payable	3,289
Compliance services fees payable	148
Other accrued expenses	30,854

TOTAL LIABILITIES	353,552

NET ASSETS	$57,064,157

NET ASSETS CONSIST OF:
Capital	$61,568,916
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(17,931,477)
Net unrealized appreciation (depreciation) on investments	13,426,718

NET ASSETS	$57,064,157

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,964,171

Net Asset Value (offering and redemption price per share)	$19.25

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$212,550
Interest	21,016

TOTAL INVESTMENT INCOME	233,566

EXPENSES:
Advisory fees	316,565
Management services fees	42,208
Administration fees	17,705
Transfer agency fees	25,247
Administrative services fees	133,806
Distribution fees	105,521
Custody fees	7,639
Fund accounting fees	34,269
Trustee fees	586
Compliance services fees	339
Other fees	67,879

Total Gross Expenses before reductions	751,764
Less Expenses reduced by the Advisor	(42,660)

TOTAL NET EXPENSES	709,104

NET INVESTMENT INCOME (LOSS)	(475,538)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	7,903,138
Net realized gains (losses) on futures contracts	1,586,670
Net realized gains (losses) on swap agreements	944,957
Change in net unrealized appreciation/depreciation on investments	(5,440,238)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,994,527

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,518,989

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 43

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(475,538)	$(473,893)
Net realized gains (losses) on investments	10,434,765	7,993,098
Change in net unrealized appreciation/depreciation on investments	(5,440,238)	11,011,700

Change in net assets resulting from operations	4,518,989	18,530,905

CAPITAL TRANSACTIONS:
Proceeds from shares issued	254,957,350	255,420,549
Value of shares redeemed	(256,158,282)	(242,528,301)

Change in net assets resulting from capital transactions	(1,200,932)	12,892,248

Change in net assets	3,318,057	31,423,153
NET ASSETS:
Beginning of period	53,746,100	22,322,947

End of period	$57,064,157	$53,746,100

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	15,020,740	19,740,689
Redeemed	(15,358,006)	(18,522,892)

Change in shares	(337,266)	1,217,797

See accompanying notes to the financial statements.

44 :: ProFund VP NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec.31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec.31, 2006

Net Asset Value, Beginning of Period	$16.28	$10.71	$18.62	$15.83	$15.01

Investment Activities:
Net investment income (loss)(a)	(0.19)	(0.15)	(0.16)	(0.12)	(0.16)
Net realized and unrealized gains (losses) on investments	3.16	5.72	(7.75)	2.91	0.98

Total income (loss) from investment activities	2.97	5.57	(7.91)	2.79	0.82

Net Asset Value, End of Period	$19.25	$16.28	$10.71	$18.62	$15.83

Total Return	18.24%	52.01%	(42.48)%	17.62%	5.46%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.83%	1.76%	1.69%	1.73%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)	(1.13)%	(1.13)%	(1.02)%	(0.68)%	(1.05)%

Supplemental Data:
Net assets, end of period (000’s)	$57,064	$53,746	$22,323	$109,947	$73,789
Portfolio turnover rate(b)	28%	238%	470%	336%	258%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Small-Cap Value :: 45

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index. For the year ended December 31, 2010, the Fund had a total return of 22.10%, compared to a total return of 25.01%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization-weighted index comprised of stocks in the S&P SmallCap 600 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Esterline Technologies Corp (+68.24%), Holly Corp (+59.07%), and Actuant Corp (+43.66%), while the bottom three performers in this group were EMCOR Group Inc (+7.73%), Brady Corp (+8.66%), and ProAssurance Corp (+12.83%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Small-Cap Value	22.10%	2.11%	3.43%
S&P SmallCap 600/Citigroup Value Index[3]	25.01%	4.19%	6.16%

Expense Ratios**

Fund	Gross	Net

ProFund VP Small-Cap Value	2.03%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

World Fuel Services Corp.	1.0%
Esterline Technologies Corp.	0.9%
EMCOR Group, Inc.	0.8%
ProAssurance Corp.	0.8%
Actuant Corp.—Class A	0.8%

S&P SmallCap 600/Citigroup Value Index – Composition
% of Index

Industrial	24%
Financial	24%
Consumer Cyclical	14%
Consumer Non-Cyclical	14%
Utilities	6%
Technology	6%
Energy	4%
Communications	4%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]
Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: ProFund VP Small-Cap Value :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (100.9%)
	Shares	Value

A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,800	$33,138
AAON, Inc. (Building Materials)	540	15,233
AAR Corp.* (Aerospace/Defense)	4,500	123,615
ABM Industries, Inc. (Commercial Services)	5,220	137,286
Acadia Realty Trust (REIT)	1,800	32,832
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,740	206,039
Administaff, Inc. (Commercial Services)	1,260	36,918
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,700	36,828
Aerovironment, Inc.* (Aerospace/Defense)	900	24,147
Affymetrix, Inc.* (Biotechnology)	7,920	39,838
Agilysys, Inc.* (Computers)	2,160	12,161
Albany International Corp.—Class A (Machinery-Diversified)	3,060	72,491
ALLETE, Inc. (Electric)	3,420	127,429
Alliance One International, Inc.* (Agriculture)	9,720	41,213
AMCOL International Corp. (Mining)	1,440	44,640
Amedisys, Inc.* (Healthcare-Services)	3,240	108,540
American States Water Co. (Water)	900	31,023
American Vanguard Corp. (Chemicals)	2,340	19,984
AMERIGROUP Corp.* (Healthcare-Services)	2,160	94,867
Amerisafe, Inc.* (Insurance)	2,160	37,800
AMN Healthcare Services, Inc.* (Commercial Services)	4,320	26,525
AmSurg Corp.* (Healthcare-Services)	3,420	71,649
Analogic Corp. (Electronics)	540	26,735
Anixter International, Inc. (Telecommunications)	3,240	193,525
Apogee Enterprises, Inc. (Building Materials)	3,240	43,643
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,320	140,313
Arch Chemicals, Inc. (Chemicals)	2,880	109,238
Arctic Cat, Inc.* (Leisure Time)	1,440	21,082
Arkansas Best Corp. (Transportation)	2,880	78,970
Arris Group, Inc.* (Telecommunications)	13,860	155,509
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,160	70,006
ATMI, Inc.* (Semiconductors)	2,340	46,660
Audiovox Corp.—Class A* (Telecommunications)	2,160	18,641
Avid Technology, Inc.* (Software)	3,240	56,570
Avista Corp. (Electric)	6,300	141,876
AZZ, Inc. (Miscellaneous Manufacturing)	540	21,605
Badger Meter, Inc. (Electronics)	720	31,838
Bank Mutual Corp. (Banks)	5,220	24,952
Bank of the Ozarks, Inc. (Banks)	540	23,409
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,040	104,177
Basic Energy Services, Inc.* (Oil & Gas Services)	1,620	26,698
Bel Fuse, Inc.—Class B (Electronics)	1,260	30,114
Belden, Inc. (Electrical Components & Equipment)	2,880	106,041
Benchmark Electronics, Inc.* (Electronics)	6,840	124,214
Big 5 Sporting Goods Corp. (Retail)	1,080	16,492
BioMed Realty Trust, Inc. (REIT)	7,740	144,351
Black Box Corp. (Telecommunications)	1,980	75,814
Blyth, Inc. (Household Products/Wares)	540	18,619
Boston Private Financial Holdings, Inc. (Banks)	8,640	56,592
Brady Corp.—Class A (Electronics)	5,940	193,703
Briggs & Stratton Corp. (Machinery-Diversified)	5,580	109,870
Brightpoint, Inc.* (Distribution/Wholesale)	7,560	65,999
Bristow Group, Inc.* (Transportation)	4,140	196,029
Brookline Bancorp, Inc. (Savings & Loans)	6,660	72,261
Brooks Automation, Inc.* (Semiconductors)	7,380	66,937
Brown Shoe Co., Inc. (Retail)	4,860	67,700
Brunswick Corp. (Leisure Time)	5,040	94,449
Brush Engineered Materials, Inc.* (Mining)	720	27,821
Cabot Microelectronics Corp.* (Chemicals)	900	37,305
CACI International, Inc.—Class A* (Computers)	3,420	182,628
Cal-Maine Foods, Inc. (Food)	540	17,053
Calgon Carbon Corp.* (Environmental Control)	3,240	48,989
Callaway Golf Co. (Leisure Time)	7,200	58,104
Cambrex Corp.* (Biotechnology)	3,240	16,751
Cantel Medical Corp. (Healthcare-Products)	360	8,424
Cascade Corp. (Machinery-Diversified)	720	34,042
Casey’s General Stores, Inc. (Retail)	4,320	183,643
CDI Corp. (Commercial Services)	1,440	26,770
Cedar Shopping Centers, Inc. (REIT)	5,220	32,834
Centene Corp.* (Healthcare-Services)	5,580	141,397
Central Garden & Pet Co.—Class A* (Household Products/Wares)	6,120	60,466
Central Vermont Public Service Corp. (Electric)	1,440	31,478
Century Aluminum Co.* (Mining)	3,960	61,499
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,880	90,806
CH Energy Group, Inc. (Electric)	1,800	88,002
Checkpoint Systems, Inc.* (Electronics)	4,500	92,475
Christopher & Banks Corp. (Retail)	3,960	24,354
Ciber, Inc.* (Computers)	7,920	37,066
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,080	45,662
City Holding Co. (Banks)	1,800	65,214
Clarcor, Inc. (Miscellaneous Manufacturing)	2,880	123,523
Clearwater Paper Corp.* (Forest Products & Paper)	1,260	98,658
Cognex Corp. (Machinery-Diversified)	1,980	58,252
Cohu, Inc. (Semiconductors)	1,800	29,844
Coldwater Creek, Inc.* (Retail)	6,660	21,112
Colonial Properties Trust (REIT)	5,580	100,719
Columbia Banking System, Inc. (Banks)	4,500	94,770
Comfort Systems USA, Inc. (Building Materials)	4,320	56,894
Community Bank System, Inc. (Banks)	2,340	64,982
Comtech Telecommunications Corp. (Telecommunications)	3,060	84,854
CONMED Corp.* (Healthcare-Products)	3,240	85,633
Corinthian Colleges, Inc.* (Commercial Services)	9,540	49,703
Cross Country Healthcare, Inc.* (Commercial Services)	3,420	28,967
CryoLife, Inc.* (Biotechnology)	1,980	10,732
CTS Corp. (Electronics)	3,780	41,807
Cubic Corp. (Electronics)	720	33,948
Curtiss-Wright Corp. (Aerospace/Defense)	5,220	173,304
Cymer, Inc.* (Electronics)	1,980	89,239
Daktronics, Inc. (Electronics)	2,340	37,253

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 47

Common Stocks, continued
	Shares	Value

DealerTrack Holdings, Inc.* (Internet)	1,800	$36,126
Delphi Financial Group, Inc.—Class A (Insurance)	6,120	176,501
Deltic Timber Corp. (Forest Products & Paper)	720	40,565
Diamond Foods, Inc. (Food)	900	47,862
DiamondRock Hospitality Co.* (REIT)	9,540	114,480
Digi International, Inc.* (Software)	2,880	31,968
Dime Community Bancshares, Inc. (Savings & Loans)	1,800	26,262
Drew Industries, Inc. (Building Materials)	2,160	49,075
DSP Group, Inc.* (Semiconductors)	2,700	21,978
Dycom Industries, Inc.* (Engineering & Construction)	3,960	58,410
E.W. Scripps Co.* (Media)	2,160	21,924
Eagle Materials, Inc.—Class A (Building Materials)	3,420	96,615
EastGroup Properties, Inc. (REIT)	1,260	53,323
El Paso Electric Co.* (Electric)	2,700	74,331
Electro Scientific Industries, Inc.* (Electronics)	1,800	28,854
EMCOR Group, Inc.* (Engineering & Construction)	7,380	213,872
Emergent Biosolutions, Inc.* (Biotechnology)	1,080	25,337
Employers Holdings, Inc. (Insurance)	4,500	78,660
EMS Technologies, Inc.* (Telecommunications)	1,800	35,604
Encore Wire Corp. (Electrical Components & Equipment)	2,160	54,173
Entertainment Properties Trust (REIT)	2,700	124,875
Epicor Software Corp.* (Software)	1,980	19,998
EPIQ Systems, Inc. (Software)	3,600	49,428
eResearchTechnology, Inc.* (Internet)	2,520	18,522
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,620	61,301
Esterline Technologies Corp.* (Aerospace/Defense)	3,420	234,578
Ethan Allen Interiors, Inc. (Home Furnishings)	3,240	64,832
Exar Corp.* (Semiconductors)	2,160	15,077
Extra Space Storage, Inc. (REIT)	4,680	81,432
FARO Technologies, Inc.* (Electronics)	900	29,556
Federal Signal Corp. (Miscellaneous Manufacturing)	7,020	48,157
FEI Co.* (Electronics)	2,520	66,553
First BanCorp* (Banks)	36,000	16,560
First Commonwealth Financial Corp. (Banks)	10,620	75,190
First Financial Bancorp (Banks)	3,600	66,528
First Financial Bankshares, Inc. (Banks)	1,260	64,487
First Midwest Bancorp, Inc. (Banks)	8,280	95,385
Forestar Group, Inc.* (Real Estate)	1,620	31,266
Forward Air Corp. (Transportation)	1,440	40,867
Franklin Street Properties Corp. (REIT)	7,740	110,295
Fred’s, Inc. (Retail)	4,320	59,443
Fuller (H.B.) Co. (Chemicals)	5,580	114,501
G & K Services, Inc. (Textiles)	2,160	66,766
GenCorp, Inc.* (Aerospace/Defense)	6,660	34,432
General Communication, Inc.—Class A* (Telecommunications)	1,800	22,788
Genesco, Inc.* (Retail)	1,080	40,489
Gentiva Health Services, Inc.* (Healthcare-Services)	3,420	90,972
Gerber Scientific, Inc.* (Machinery-Diversified)	2,880	22,666
Gibraltar Industries, Inc.* (Iron/Steel)	3,420	46,409
Glacier Bancorp, Inc. (Banks)	8,100	122,391
Greatbatch, Inc.* (Electrical Components & Equipment)	1,080	26,082
Griffon Corp.* (Miscellaneous Manufacturing)	5,220	66,503
Group 1 Automotive, Inc. (Retail)	2,700	112,752
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,620	45,652
Hancock Holding Co. (Banks)	3,240	112,946
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,600	76,284
Hanmi Financial Corp.* (Banks)	16,920	19,458
Harmonic, Inc.* (Telecommunications)	5,940	50,906
Haverty Furniture Cos., Inc. (Retail)	2,160	28,037
Headwaters, Inc.* (Energy-Alternate Sources)	6,840	31,327
Healthcare Realty Trust, Inc. (REIT)	4,680	99,075
Healthways, Inc.* (Healthcare-Services)	3,780	42,185
Heartland Express, Inc. (Transportation)	3,240	51,905
Heartland Payment Systems, Inc. (Commercial Services)	4,320	66,614
Heidrick & Struggles International, Inc. (Commercial Services)	1,980	56,727
Helen of Troy, Ltd.* (Household Products/Wares)	3,420	101,711
Hillenbrand, Inc. (Commercial Services)	3,780	78,662
Holly Corp. (Oil & Gas)	5,040	205,481
Home Bancshares, Inc. (Banks)	2,520	55,516
Home Properties, Inc. (REIT)	1,800	99,882
Horace Mann Educators Corp. (Insurance)	4,500	81,180
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,700	56,376
Hot Topic, Inc. (Retail)	5,040	31,601
Hub Group, Inc.—Class A* (Transportation)	2,520	88,553
Hutchinson Technology, Inc.* (Computers)	2,700	10,017
ICU Medical, Inc.* (Healthcare-Products)	720	26,280
Independent Bank Corp./MA (Banks)	2,340	63,297
Infinity Property & Casualty Corp. (Insurance)	1,440	88,992
InfoSpace, Inc.* (Internet)	4,140	34,362
Inland Real Estate Corp. (REIT)	5,760	50,688
Insight Enterprises, Inc.* (Retail)	5,220	68,695
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,320	114,523
Integral Systems, Inc.* (Computers)	1,080	10,703
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,680	83,398
Interface, Inc.—Class A (Office Furnishings)	3,240	50,706
Intermec, Inc.* (Machinery-Diversified)	5,400	68,364
Intevac, Inc.* (Machinery-Diversified)	1,440	20,174
Invacare Corp. (Healthcare-Products)	3,600	108,576
Investment Technology Group, Inc.* (Diversified Financial Services)	4,680	76,612
ION Geophysical Corp.* (Oil & Gas Services)	8,820	74,794
J & J Snack Foods Corp. (Food)	720	34,733
Jack in the Box, Inc.* (Retail)	5,940	125,512
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,980	36,076
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,440	28,987
K-Swiss, Inc.—Class A* (Apparel)	3,060	38,158
Kaiser Aluminum Corp. (Mining)	1,620	81,146
Kaman Corp. (Aerospace/Defense)	2,880	83,722
Kaydon Corp. (Metal Fabricate/Hardware)	2,520	102,614

See accompanying notes to the financial statements.

48 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value

Kelly Services, Inc.—Class A* (Commercial Services)	3,240	$60,912
Kendle International, Inc.* (Commercial Services)	1,620	17,642
Kilroy Realty Corp. (REIT)	3,420	124,727
Kite Realty Group Trust (REIT)	7,200	38,952
Knight Transportation, Inc. (Transportation)	3,600	68,400
La-Z-Boy, Inc.* (Home Furnishings)	5,760	51,955
LaBranche & Co., Inc.* (Diversified Financial Services)	3,960	14,256
Laclede Group, Inc. (Gas)	2,520	92,081
LaSalle Hotel Properties (REIT)	5,220	137,808
Lawson Products, Inc. (Metal Fabricate/Hardware)	540	13,441
LCA-Vision, Inc.* (Healthcare-Products)	1,260	7,245
Lexington Realty Trust (REIT)	7,920	62,964
LHC Group, Inc.* (Healthcare-Services)	540	16,200
Lithia Motors, Inc.—Class A (Retail)	2,520	36,011
Live Nation, Inc.* (Commercial Services)	16,740	191,171
Liz Claiborne, Inc.* (Apparel)	7,200	51,552
LogMeIn, Inc.* (Telecommunications)	900	39,906
LoJack Corp.* (Electronics)	1,260	8,140
LSB Industries, Inc.* (Miscellaneous Manufacturing)	900	21,834
LTC Properties, Inc. (REIT)	1,440	40,435
Lufkin Industries, Inc. (Oil & Gas Services)	1,440	89,842
Lydall, Inc.* (Miscellaneous Manufacturing)	1,980	15,939
M/I Schottenstein Homes, Inc.* (Home Builders)	2,160	33,221
Magellan Health Services, Inc.* (Healthcare-Services)	1,260	59,573
Marcus Corp. (Lodging)	2,520	33,440
MarineMax, Inc.* (Retail)	2,520	23,562
Martek Biosciences Corp.* (Biotechnology)	3,780	118,314
Matrix Service Co.* (Oil & Gas Services)	2,880	35,078
MedCath Corp.* (Healthcare-Services)	2,340	32,643
Medical Properties Trust, Inc. (REIT)	4,680	50,684
Meridian Bioscience, Inc. (Healthcare-Products)	1,980	45,857
Merit Medical Systems, Inc.* (Healthcare-Products)	1,260	19,946
Meritage Homes Corp.* (Home Builders)	3,600	79,920
Methode Electronics, Inc. (Electronics)	4,140	53,696
Microsemi Corp.* (Semiconductors)	4,860	111,294
Mid-America Apartment Communities, Inc. (REIT)	1,620	102,854
Midas, Inc.* (Commercial Services)	1,620	13,138
MKS Instruments, Inc.* (Semiconductors)	3,600	88,164
Mobile Mini, Inc.* (Storage/Warehousing)	1,980	38,986
Molina Healthcare, Inc.* (Healthcare-Services)	1,980	55,143
Monarch Casino & Resort, Inc.* (Lodging)	900	11,250
Moog, Inc.—Class A* (Aerospace/Defense)	5,040	200,592
Movado Group, Inc.* (Retail)	1,980	31,957
MTS Systems Corp. (Computers)	900	33,714
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,320	141,264
Multimedia Games, Inc.* (Leisure Time)	3,060	17,075
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,960	38,570
Nara Bancorp, Inc.* (Banks)	4,320	42,422
Nash Finch Co. (Food)	1,440	61,214
National Financial Partners* (Diversified Financial Services)	2,700	36,180
National Penn Bancshares, Inc. (Banks)	9,720	78,052
National Retail Properties, Inc. (REIT)	3,600	95,400
Natus Medical, Inc.* (Healthcare-Products)	1,440	20,419
NBT Bancorp, Inc. (Banks)	3,960	95,634
NCI Building Systems, Inc.* (Building Materials)	1,440	20,146
NCI, Inc.—Class A* (Computers)	360	8,276
Neenah Paper, Inc. (Forest Products & Paper)	1,620	31,882
Network Equipment Technologies, Inc.* (Telecommunications)	1,800	8,334
New Jersey Resources Corp. (Gas)	4,680	201,755
Newport Corp.* (Electronics)	1,980	34,393
Northwest Natural Gas Co. (Gas)	1,980	92,011
NorthWestern Corp. (Electric)	4,140	119,356
NTELOS Holdings Corp. (Telecommunications)	1,440	27,432
Nutri/System, Inc. (Commercial Services)	1,620	34,069
O’Charley’s, Inc.* (Retail)	2,160	15,552
OfficeMax, Inc.* (Retail)	9,540	168,858
Old Dominion Freight Line, Inc.* (Transportation)	2,340	74,857
Old National Bancorp (Banks)	9,720	115,571
Olympic Steel, Inc. (Iron/Steel)	1,080	30,974
OM Group, Inc.* (Chemicals)	1,440	55,454
Omnicell, Inc.* (Software)	1,800	26,010
On Assignment, Inc.* (Commercial Services)	4,140	33,741
Orbital Sciences Corp.* (Aerospace/Defense)	3,060	52,418
Oxford Industries, Inc. (Apparel)	720	18,439
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,440	20,462
Papa John’s International, Inc.* (Retail)	1,080	29,916
Park Electrochemical Corp. (Electronics)	1,440	43,200
Parkway Properties, Inc. (REIT)	2,520	44,150
PC-Tel, Inc.* (Internet)	2,160	12,960
Penford Corp.* (Chemicals)	1,260	7,699
Penn Virginia Corp. (Oil & Gas)	5,040	84,773
Pennsylvania REIT (REIT)	3,240	47,077
Pericom Semiconductor Corp.* (Semiconductors)	1,260	13,835
Perry Ellis International, Inc.* (Apparel)	540	14,834
Petroleum Development* (Oil & Gas)	1,800	75,978
PetroQuest Energy, Inc.* (Oil & Gas)	3,600	27,108
PharMerica Corp.* (Pharmaceuticals)	3,240	37,098
Piedmont Natural Gas Co., Inc. (Gas)	5,220	145,951
Pinnacle Entertainment, Inc.* (Entertainment)	3,780	52,996
Pinnacle Financial Partners, Inc.* (Banks)	3,780	51,332
Pioneer Drilling Co.* (Oil & Gas)	6,120	53,917
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,800	63,018
Plexus Corp.* (Electronics)	1,980	61,261
PolyOne Corp.* (Chemicals)	4,320	53,957
Pool Corp. (Distribution/Wholesale)	5,580	125,773
Post Properties, Inc. (REIT)	3,060	111,078
Powell Industries, Inc.* (Electrical Components & Equipment)	1,080	35,510
Presidential Life Corp. (Insurance)	2,340	23,236
PrivateBancorp, Inc. (Banks)	6,660	95,771
ProAssurance Corp.* (Insurance)	3,420	207,252
Provident Financial Services, Inc. (Savings & Loans)	3,960	59,915
PS Business Parks, Inc. (REIT)	1,080	60,178
PSS World Medical, Inc.* (Healthcare-Products)	2,880	65,088

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 49

Common Stocks, continued
	Shares	Value

Pulse Electronics Corp. (Semiconductors)	3,060	$16,279
Quanex Building Products Corp. (Building Materials)	4,140	78,536
Quiksilver, Inc.* (Apparel)	14,580	73,921
RadiSys Corp.* (Computers)	1,620	14,418
RC2 Corp.* (Toys/Games/Hobbies)	1,440	31,349
Red Robin Gourmet Burgers, Inc.* (Retail)	1,800	38,646
RehabCare Group, Inc.* (Healthcare-Services)	2,880	68,256
RLI Corp. (Insurance)	1,800	94,626
Robbins & Myers, Inc. (Machinery-Diversified)	2,160	77,285
Rofin-Sinar Technologies, Inc.* (Electronics)	1,980	70,171
Rogers Corp.* (Electronics)	1,080	41,310
RTI International Metals, Inc.* (Mining)	2,160	58,277
Ruby Tuesday, Inc.* (Retail)	7,200	94,032
Rudolph Technologies, Inc.* (Semiconductors)	2,160	17,777
Ruth’s Hospitality Group, Inc.* (Retail)	3,420	15,835
S&T Bancorp, Inc. (Banks)	2,700	60,993
Safety Insurance Group, Inc. (Insurance)	1,620	77,063
Sanderson Farms, Inc. (Food)	2,160	84,564
Saul Centers, Inc. (REIT)	540	25,569
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,880	32,083
ScanSource, Inc.* (Distribution/Wholesale)	3,060	97,614
School Specialty, Inc.* (Retail)	1,800	25,074
Schulman (A.), Inc. (Chemicals)	3,600	82,404
SEACOR SMIT, Inc. (Oil & Gas Services)	720	72,785
Seahawk Drilling, Inc.* (Oil & Gas)	1,260	11,277
Selective Insurance Group, Inc. (Insurance)	5,940	107,811
Seneca Foods Corp.—Class A* (Food)	1,080	29,138
SFN Group, Inc.* (Commercial Services)	5,940	57,974
Shuffle Master, Inc.* (Entertainment)	2,700	30,915
Sigma Designs, Inc.* (Semiconductors)	1,080	15,304
Simmons First National Corp.—Class A (Banks)	1,980	56,430
Simpson Manufacturing Co., Inc. (Building Materials)	4,500	139,095
Skechers U.S.A., Inc.—Class A* (Apparel)	3,780	75,600
Skyline Corp. (Home Builders)	540	14,083
SkyWest, Inc. (Airlines)	6,120	95,594
Smith Corp. (Miscellaneous Manufacturing)	1,620	61,690
Snyders-Lance, Inc. (Food)	2,520	59,069
Sonic Automotive, Inc. (Retail)	3,960	52,430
Sonic Corp.* (Retail)	4,320	43,718
South Jersey Industries, Inc. (Gas)	1,980	104,583
Southwest Gas Corp. (Gas)	5,040	184,817
Sovran Self Storage, Inc. (REIT)	1,980	72,884
Spartan Motors, Inc. (Auto Parts & Equipment)	3,600	21,924
Spartan Stores, Inc. (Food)	2,520	42,714
Stage Stores, Inc. (Retail)	4,140	71,788
Standard Microsystems Corp.* (Semiconductors)	1,440	41,515
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,160	29,592
Standard Pacific Corp.* (Home Builders)	11,160	51,336
Standex International Corp. (Miscellaneous Manufacturing)	1,440	43,070
StarTek, Inc.* (Commercial Services)	1,260	6,388
Stein Mart, Inc. (Retail)	3,060	28,305
Stepan Co. (Chemicals)	900	68,643
Sterling Bancorp (Banks)	3,060	32,038
Sterling Bancshares, Inc. (Banks)	11,520	80,870
Stewart Information Services Corp. (Insurance)	1,980	22,829
Stone Energy Corp.* (Oil & Gas)	2,340	52,159
STR Holdings, Inc.* (Miscellaneous Manufacturing)	2,520	50,400
Super Micro Computer, Inc.* (Computers)	1,260	14,540
Superior Industries International, Inc. (Auto Parts & Equipment)	1,620	34,376
Supertex, Inc.* (Semiconductors)	900	21,762
SurModics, Inc.* (Healthcare-Products)	900	10,683
Susquehanna Bancshares, Inc. (Banks)	14,580	141,134
Swift Energy Co.* (Oil & Gas)	3,060	119,799
SWS Group, Inc. (Diversified Financial Services)	3,240	16,362
Sykes Enterprises, Inc.* (Computers)	2,160	43,762
Symmetricom, Inc.* (Telecommunications)	2,340	16,591
Symmetry Medical, Inc.* (Healthcare-Products)	3,960	36,630
SYNNEX Corp.* (Software)	2,700	84,240
Take-Two Interactive Software, Inc.* (Software)	5,220	63,893
Tekelec* (Telecommunications)	7,740	92,183
Teledyne Technologies, Inc.* (Aerospace/Defense)	4,140	182,036
TeleTech Holdings, Inc.* (Commercial Services)	1,080	22,237
Tessera Technologies, Inc.* (Semiconductors)	2,340	51,831
Tetra Tech, Inc.* (Environmental Control)	3,060	76,684
TETRA Technologies, Inc.* (Oil & Gas Services)	8,640	102,557
Texas Capital Bancshares, Inc.* (Banks)	4,140	88,058
Texas Industries, Inc. (Building Materials)	3,060	140,087
The Andersons, Inc. (Agriculture)	900	32,715
The Cato Corp.—Class A (Retail)	1,260	34,537
The Children’s Place Retail Stores, Inc.* (Retail)	1,620	80,417
The Finish Line, Inc.—Class A (Retail)	1,980	34,036
The Geo Group, Inc.* (Commercial Services)	7,200	177,552
The Hain Celestial Group, Inc.* (Food)	2,880	77,933
The Knot, Inc.* (Internet)	1,980	19,562
The Men’s Wearhouse, Inc. (Retail)	2,700	67,446
The Navigators Group, Inc.* (Insurance)	1,440	72,504
The Pep Boys-Manny, Moe & Jack (Retail)	5,940	79,774
The Standard Register Co. (Household Products/Wares)	1,440	4,910
THQ, Inc.* (Software)	7,560	45,814
Tollgrade Communications, Inc.* (Telecommunications)	720	6,682
Tompkins Financial Corp. (Banks)	540	21,146
Toro Co. (Housewares)	1,440	88,762
Tower Group, Inc. (Insurance)	1,980	50,648
TradeStation Group, Inc.* (Diversified Financial Services)	4,500	30,375
Tredegar Corp. (Miscellaneous Manufacturing)	2,520	48,838
TrueBlue, Inc.* (Commercial Services)	2,880	51,811
TrustCo Bank Corp. NY (Banks)	8,640	54,778
Tuesday Morning Corp.* (Retail)	4,140	21,859
UIL Holdings Corp. (Electric)	5,580	167,177
Ultratech Stepper, Inc.* (Semiconductors)	1,440	28,627
UMB Financial Corp. (Banks)	2,160	89,467
Umpqua Holdings Corp. (Banks)	12,960	157,853
UniFirst Corp. (Textiles)	720	39,636
Unisource Energy Corp. (Electric)	4,140	148,377
United Bankshares, Inc. (Banks)	4,320	126,144
United Community Banks, Inc.* (Banks)	10,620	20,709
United Fire & Casualty Co. (Insurance)	2,340	52,229
United Natural Foods, Inc.* (Food)	2,160	79,229
United Online, Inc. (Internet)	9,720	64,152

See accompanying notes to the financial statements.

50 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued
	Shares	Value

United Stationers, Inc.* (Distribution/Wholesale)	2,520	$160,801
Universal Forest Products, Inc. (Building Materials)	2,160	84,024
Universal Health Realty Income Trust (REIT)	720	26,302
Urstadt Biddle Properties—Class A (REIT)	1,260	24,507
USA Mobility, Inc. (Telecommunications)	1,440	25,589
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,140	153,056
Viad Corp. (Commercial Services)	2,340	59,600
Volt Information Sciences, Inc.* (Commercial Services)	1,260	10,899
Watts Water Technologies, Inc.—Class A (Electronics)	3,240	118,551
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,580	48,044
WD-40 Co. (Household Products/Wares)	900	36,252
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,160	88,992
Whitney Holding Corp. (Banks)	10,800	152,820
Wilmington Trust Corp. (Banks)	10,260	44,528
Wilshire Bancorp, Inc. (Banks)	2,160	16,459
Winnebago Industries, Inc.* (Home Builders)	3,240	49,248
Wintrust Financial Corp. (Banks)	3,780	124,853
Wolverine World Wide, Inc. (Apparel)	2,340	74,599
World Fuel Services Corp. (Retail)	7,740	279,878
Zale Corp.* (Retail)	2,520	10,735
Zep, Inc. (Chemicals)	2,520	50,098

TOTAL COMMON STOCKS
(Cost $20,311,627)		27,509,362

TOTAL INVESTMENT SECURITIES
(Cost $20,311,627)—100.9%		27,509,362
Net other assets (liabilities)—(0.9)%		(258,644)

NET ASSETS—100.0%		$27,250,718

* Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$1,108,844	4.1%
Agriculture	73,928	0.3%
Airlines	95,594	0.3%
Apparel	347,103	1.3%
Auto Parts & Equipment	85,892	0.3%
Banks	2,768,739	10.2%
Biotechnology	243,055	0.9%
Building Materials	723,348	2.7%
Chemicals	599,283	2.2%
Commercial Services	1,245,306	4.6%
Computers	367,285	1.3%
Distribution/Wholesale	450,187	1.7%
Diversified Financial Services	320,201	1.2%
Electric	898,026	3.3%
Electrical Components & Equipment	258,634	0.9%
Electronics	1,257,011	4.6%
Energy-Alternate Sources	31,327	0.1%
Engineering & Construction	386,805	1.4%
Entertainment	83,911	0.3%
Environmental Control	125,673	0.5%
Food	533,509	2.0%
Forest Products & Paper	219,149	0.8%
Gas	821,198	3.0%
Healthcare-Products	620,519	2.3%
Healthcare-Services	781,425	2.9%
Home Builders	227,808	0.8%
Home Furnishings	116,787	0.4%
Household Products/Wares	221,958	0.8%
Housewares	88,762	0.3%
Insurance	1,171,331	4.3%
Internet	185,684	0.7%
Iron/Steel	77,383	0.3%
Leisure Time	190,710	0.7%
Lodging	44,690	0.2%
Machinery-Construction & Mining	70,006	0.3%
Machinery-Diversified	603,457	2.2%
Media	21,924	0.1%
Metal Fabricate/Hardware	336,119	1.2%
Mining	273,383	1.0%
Miscellaneous Manufacturing	1,031,439	3.8%
Office Furnishings	50,706	0.2%
Oil & Gas	630,492	2.3%
Oil & Gas Services	503,782	1.8%
Pharmaceuticals	37,098	0.1%
REIT	2,110,355	7.7%
Real Estate	31,266	0.1%
Retail	2,064,196	7.6%
Savings & Loans	158,438	0.6%
Semiconductors	739,940	2.7%
Software	377,921	1.4%
Storage/Warehousing	38,986	0.1%
Telecommunications	854,358	3.1%
Textiles	106,402	0.4%
Toys/Games/Hobbies	67,425	0.2%
Transportation	599,581	2.2%
Water	31,023	0.1%
Other**	(258,644)	(0.9)%

Total	$27,250,718	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 51

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$20,311,627

Securities, at value	27,509,362

Total Investment Securities, at value	27,509,362
Dividends receivable	23,445
Receivable for capital shares issued	58,397
Prepaid expenses	210

TOTAL ASSETS	27,591,414

LIABILITIES:
Cash overdraft	243,136
Payable for capital shares redeemed	42,101
Advisory fees payable	7,685
Management services fees payable	1,025
Administration fees payable	776
Administrative services fees payable	8,270
Distribution fees payable	6,503
Trustee fees payable	1
Transfer agency fees payable	2,313
Fund accounting fees payable	1,553
Compliance services fees payable	76
Other accrued expenses	27,257

TOTAL LIABILITIES	340,696

NET ASSETS	$27,250,718

NET ASSETS CONSIST OF:
Capital	$38,819,147
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(18,766,164)
Net unrealized appreciation (depreciation) on investments	7,197,735

NET ASSETS	$27,250,718

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	998,230

Net Asset Value (offering and redemption price per share)	$27.30

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$402,943
Interest	93

TOTAL INVESTMENT INCOME	403,036

EXPENSES:
Advisory fees	224,906
Management services fees	29,987
Administration fees	12,814
Transfer agency fees	17,769
Administrative services fees	97,093
Distribution fees	74,969
Custody fees	55,630
Fund accounting fees	26,484
Trustee fees	382
Compliance services fees	271
Other fees	46,553

Total Gross Expenses before reductions	586,858
Less Expenses reduced by the Advisor	(83,068)

TOTAL NET EXPENSES	503,790

NET INVESTMENT INCOME (LOSS)	(100,754)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,385,325
Change in net unrealized appreciation/depreciation on investments	1,643,364

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,028,689

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,927,935

See accompanying notes to the financial statements.

52 :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(100,754)	$52,497
Net realized gains (losses) on investments	1,385,325	(1,048,366)
Change in net unrealized appreciation/depreciation on investments	1,643,364	2,487,549

Change in net assets resulting from operations	2,927,935	1,491,680

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(52,497)	(81,880)

Change in net assets resulting from distributions	(52,497)	(81,880)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	123,234,821 (a)	80,187,328
Dividends reinvested	52,497	81,880
Value of shares redeemed	(120,213,111)	(79,231,308)

Change in net assets resulting from capital transactions	3,074,207	1,037,900

Change in net assets	5,949,645	2,447,700
NET ASSETS:
Beginning of period	21,301,073	18,853,373

End of period	$27,250,718	$21,301,073

Accumulated net investment income (loss)	$—	$52,497

SHARE TRANSACTIONS:
Issued	5,099,062	4,331,909
Reinvested	2,155	3,730
Redeemed	(5,054,603)	(4,395,894)

Change in shares	46,614	(60,255)

(a)	Amount includes $39,274 related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 53

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$22.38	$18.63	$28.81	$36.64	$32.88

Investment Activities:
Net investment income (loss)(a)	(0.08)	0.05	0.07	(0.08)	(0.12)
Net realized and unrealized gains (losses) on investments	4.99	3.75	(8.41)	(2.27)	5.71

Total income (loss) from investment activities	4.91	3.80	(8.34)	(2.35)	5.59

Capital Transactions:	0.03 (b)	—	—	—	—

Distributions to Shareholders From:
Net investment income	(0.02)	(0.05)	—	—	—
Net realized gains on investments	—	—	(1.84)	(5.48)	(1.83)

Total distributions	(0.02)	(0.05)	(1.84)	(5.48)	(1.83)

Net Asset Value, End of Period	$27.30	$22.38	$18.63	$28.81	$36.64

Total Return	22.10% (b)	20.40%	(30.68)%	(7.22)%	17.43%

Ratios to Average Net Assets:
Gross expenses	1.96%	2.03%	1.93%	1.76%	1.79%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.75%
Net investment income (loss)	(0.34)%	0.25%	0.28%	(0.21)%	(0.34)%

Supplemental Data:
Net assets, end of period (000’s)	$27,251	$21,301	$18,853	$31,970	$102,760
Portfolio turnover rate(c)	412%	385%	459%	291%	436%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and the total return would be lower.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

54 :: ProFund VP Asia 30 :: Management Discussion of Fund Performance

The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. For the year ended December 31, 2010, the Fund had a total return of 13.91%, compared to a return of 15.01%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were CNOOC Ltd (+53.34%), Infosys Technologies (+37.65%), and ICICI Bank Ltd (+34.29%), while the bottom three performers in this group were POSCO (-17.86%), China Life Insurance Co (-16.61%), and China Mobile Ltd (+6.87%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 (inception date) to December 31, 2010, assuming the reinvestments of distributions. The ProFunds Asia 30 Index and the MSCI AC Asia Pacific Free Excluding Japan Index may differ significantly.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Asia 30	13.91%	12.19%	12.29%
ProFunds Asia 30 Index	15.01%	12.17%	12.64%
MSCI AC Asia Pacific Free Excluding Japan Index[3]	18.42%	12.70%	15.42%

Expense Ratios**

Fund	Gross	Net

ProFund VP Asia 30	1.78%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

BHP Billiton, Ltd.	7.3%
China Life Insurance Co., Ltd.	5.4%
Taiwan Semiconductor Manufacturing Co.	5.3%
POSCO	5.1%
CNOOC, Ltd.	4.7%

ProFunds Asia 30 Index – Composition
Industry Breakdown	% of Index

Communications	20%
Energy	18%
Basic Materials	16%
Financial	12%
Technology	12%
Industrial	11%
Consumer Cyclical	6%
Consumer Non-Cyclical	5%

Country Breakdown

China	41%
India	18%
Hong Kong	15%
South Korea	11%
Taiwan	8%
Australia	7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The ProFunds Asia 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region excluding the country of Japan.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Asia 30 :: 55

Schedule of Portfolio Investments

Common Stocks† (99.6%)
	Shares	Value

AU Optronics Corp.* (Electronics)	289,296	$3,014,464
Baidu, Inc.* (Internet)	24,723	2,386,511
BHP Billiton, Ltd. (Mining)	78,228	7,268,946
China Life Insurance Co., Ltd. (Insurance)	87,822	5,372,072
China Mobile, Ltd. (Telecommunications)	73,800	3,661,956
China Unicom, Ltd. (Telecommunications)	258,669	3,686,033
CNOOC, Ltd. (Oil & Gas)	19,557	4,661,802
Ctrip.com International, Ltd.* (Internet)	59,040	2,388,168
Focus Media Holding, Ltd.* (Advertising)	107,748	2,362,914
HDFC Bank, Ltd. (Banks)	19,557	3,268,170
ICICI Bank, Ltd. (Banks)	72,324	3,662,487
Infosys Technologies, Ltd. (Software)	59,409	4,519,837
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	314,757	2,178,118
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	214,389	2,169,617
LG. Philips LCD Co., Ltd.* (Electronics)	175,275	3,111,131
Melco Crown Entertainment, Ltd.* (Lodging)	417,708	2,656,623
Mindray Medical International, Ltd. (Healthcare-Products)	95,940	2,532,816
Netease.com, Inc.* (Internet)	66,051	2,387,744
New Oriental Education & Technology Group, Inc.* (Commercial Services)	24,354	2,562,771
PetroChina Co., Ltd. (Oil & Gas)	33,948	4,463,823
POSCO (Iron/Steel)	46,863	5,046,677
Renesola, Ltd.* (Semiconductors)	249,813	2,183,366
SK Telecom Co., Ltd. (Telecommunications)	139,482	2,598,550
Solarfun Power Holdings Co., Ltd.* (Energy-Alternate Sources)	281,547	2,300,239
Sterlite Industries (India), Ltd. (Mining)	190,773	3,155,385
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	297,045	2,379,330
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	419,922	5,265,822
Tata Motors, Ltd. (Auto Manufacturers)	99,999	2,933,971
Trina Solar, Ltd.* (Energy-Alternate Sources)	105,165	2,462,964
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	234,315	2,315,032

TOTAL COMMON STOCKS
(Cost $64,558,058)		98,957,339

Repurchase Agreements (0.3%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $10,000 (Collateralized by $10,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $10,277)	$10,000	$10,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $26,000 (Collateralized by $27,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $26,966)	26,000	26,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $204,003 (Collateralized by $209,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $208,650)	204,000	204,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $6,000 (Collateralized by $5,900 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $6,162)	6,000	6,000

TOTAL REPURCHASE AGREEMENTS
(Cost $246,000)		246,000

TOTAL INVESTMENT SECURITIES
(Cost $64,804,058)—99.9%		99,203,339
Net other assets (liabilities)—0.1%		120,385

NET ASSETS—100.0%		$99,323,724

†	As of December 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

ProFund VP Asia 30 invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$2,362,914	2.4%
Auto Manufacturers	2,933,971	3.0%
Banks	6,930,657	7.0%
Commercial Services	2,562,771	2.6%
Electronics	6,125,595	6.2%
Energy-Alternate Sources	13,805,300	13.8%
Healthcare-Products	2,532,816	2.5%
Insurance	5,372,072	5.4%
Internet	7,162,423	7.2%
Iron/Steel	5,046,677	5.1%
Lodging	2,656,623	2.7%
Mining	10,424,331	10.5%
Oil & Gas	9,125,625	9.2%
Semiconductors	7,449,188	7.5%
Software	4,519,837	4.5%
Telecommunications	9,946,539	10.0%
Other**	366,385	0.4%

Total	$99,323,724	100.0%

See accompanying notes to the financial statements.

56 :: ProFund VP Asia 30 :: Financial Statements

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2010:

		% of
	Value	Net Assets

Australia	$7,268,946	7.4%
China	40,801,869	41.0%
Hong Kong	14,310,030	14.4%
India	17,539,850	17.7%
South Korea	10,756,358	10.8%
Taiwan	8,280,286	8.3%
Other**	366,385	0.4%

Total	$99,323,724	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 57

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$64,804,058

Securities, at value	98,957,339
Repurchase agreements, at value	246,000

Total Investment Securities, at value	99,203,339
Cash	432
Dividends and interest receivable	173,818
Receivable for capital shares issued	402,344
Prepaid expenses	388

TOTAL ASSETS	99,780,321

LIABILITIES:
Payable for capital shares redeemed	238,284
Advisory fees payable	45,183
Management services fees payable	6,024
Administration fees payable	3,277
Administrative services fees payable	34,172
Distribution fees payable	36,762
Trustee fees payable	4
Transfer agency fees payable	10,251
Fund accounting fees payable	6,559
Compliance services fees payable	299
Other accrued expenses	75,782

TOTAL LIABILITIES	456,597

NET ASSETS	$99,323,724

NET ASSETS CONSIST OF:
Capital	$71,479,551
Accumulated net investment income (loss)	26,280
Accumulated net realized gains (losses) on investments	(6,581,388)
Net unrealized appreciation (depreciation) on investments	34,399,281

NET ASSETS	$99,323,724

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,624,954

Net Asset Value (offering and redemption price per share)	$61.12

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,697,666
Interest	228
Foreign tax withholding	(201,409)

TOTAL INVESTMENT INCOME	1,496,485

EXPENSES:
Advisory fees	656,344
Management services fees	87,512
Administration fees	36,687
Transfer agency fees	52,332
Administrative services fees	247,588
Distribution fees	218,781
Custody fees	54,830
Fund accounting fees	69,786
Trustee fees	1,263
Compliance services fees	621
Other fees	98,489

Total Gross Expenses before reductions	1,524,233
Less Expenses reduced by the Advisor	(54,028)

TOTAL NET EXPENSES	1,470,205

NET INVESTMENT INCOME (LOSS)	26,280

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	17,742,326
Change in net unrealized appreciation/depreciation on investments	(12,227,584)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,514,742

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,541,022

See accompanying notes to the financial statements.

58 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$26,280	$72,405
Net realized gains (losses) on investments	17,742,326	(10,042,569)
Change in net unrealized appreciation/depreciation on investments	(12,227,584)	39,414,484

Change in net assets resulting from operations	5,541,022	29,444,320

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(72,405)	(869,798)
Net realized gains on investments	—	(11,623,305)

Change in net assets resulting from distributions	(72,405)	(12,493,103)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	151,009,723	230,827,537
Dividends reinvested	72,405	12,493,103
Value of shares redeemed	(174,074,537)	(200,495,073)

Change in net assets resulting from capital transactions	(22,992,409)	42,825,567

Change in net assets	(17,523,792)	59,776,784
NET ASSETS:
Beginning of period	116,847,516	57,070,732

End of period	$99,323,724	$116,847,516

Accumulated net investment income (loss)	$26,280	$72,405

SHARE TRANSACTIONS:
Issued	2,648,281	4,680,624
Reinvested	1,351	242,161
Redeemed	(3,200,589)	(4,197,102)

Change in shares	(550,957)	725,683

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Asia 30 :: 59

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec.31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$53.70	$39.35	$90.97	$61.61	$44.47

Investment Activities:
Net investment income (loss)(a)	0.02	0.04	0.52	0.32	0.07
Net realized and unrealized gains (losses) on investments	7.44	21.02	(44.39)	29.10	17.34

Total income (loss) from investment activities	7.46	21.06	(43.87)	29.42	17.41

Distributions to Shareholders From:
Net investment income	(0.04)	(0.47)	(0.58)	(0.06)	(0.27)
Net realized gains on investments	—	(6.24)	(7.17)	—	—

Total distributions	(0.04)	(6.71)	(7.75)	(0.06)	(0.27)

Net Asset Value, End of Period	$61.12	$53.70	$39.35	$90.97	$61.61

Total Return	13.91%	54.20%	(50.82)%	47.74%	39.29%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.78%	1.69%	1.65%	1.71%
Net expenses	1.68%	1.67%	1.63%	1.60%	1.68% (b)
Net investment income (loss)	0.03%	0.08%	0.76%	0.42%	0.13%

Supplemental Data:
Net assets, end of period (000’s)	$99,324	$116,848	$57,071	$257,274	$182,177
Portfolio turnover rate(c)	158%	191%	177%	214%	161%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

60 :: ProFund VP Europe 30 :: Management Discussion of Fund Performance

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2010, the Fund had a total return of 2.63%, compared to a return of 2.57%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Siemens AG (+35.50%), Rio Tinto PLC (+33.08%), and BHP Billiton PLC (+26.08%), while the bottom three performers in this group were BP PLC (-23.81%), Total SA (-16.49%), and HSBC Holdings PLC (-10.60%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 2000 to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Five Year	Ten Year

ProFund VP Europe 30	2.63%	0.47%	-0.12%
ProFunds Europe 30 Index	2.57%	-0.74%	-0.71%
Dow Jones STOXX 50 Index[3]	-11.92%	-2.36%	-1.77%

Expense Ratios**
Fund	Gross	Net

ProFund VP Europe 30	1.78%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

BHP Billiton PLC	6.2%
HSBC Holdings PLC	5.6%
Rio Tinto PLC	5.2%
Siemens AG	4.6%
Royal Dutch Shell PLC—Class A	4.3%

ProFunds Europe 30 Index – Composition
Industry Breakdown	% of Index

Energy	20%
Consumer Non-Cyclical	18%
Communications	16%
Basic Materials	15%
Financial	12%
Industrial	10%
Technology	9%

Country Breakdown

United Kingdom	41%
Netherlands	13%
France	9%
Germany	8%
Spain	8%
Luxembourg	7%
Sweden	3%
Belgium	3%
Finland	3%
Other	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]

The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expense associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Europe 30 :: 61

Schedule of Portfolio Investments

Common Stocks† (99.3%)
	Shares	Value

Alcatel-Lucent* (Telecommunications)	364,635	$1,079,320
Anheuser-Busch InBev N.V. (Beverages)	24,420	1,394,138
ArcelorMittal (Iron/Steel)	44,955	1,714,134
ARM Holdings PLC (Semiconductors)	63,270	1,312,852
ASML Holding N.V. (Semiconductors)	35,520	1,361,837
AstraZeneca PLC (Pharmaceuticals)	26,085	1,204,866
Banco Santander S.A. (Banks)	167,610	1,785,046
Barclays PLC (Banks)	86,025	1,421,133
BHP Billiton PLC (Mining)	37,185	2,993,392
BP PLC (Oil & Gas)	41,625	1,838,576
Diageo PLC (Beverages)	15,540	1,155,088
Eni SpA (Oil & Gas)	21,090	922,477
Ensco PLC (Oil & Gas)	22,200	1,185,036
GlaxoSmithKline PLC (Pharmaceuticals)	32,190	1,262,492
HSBC Holdings PLC (Banks)	52,725	2,691,084
Koninklijke Phillips Electronics N.V. (Electronics)	42,735	1,311,965
Nokia, Corp. (Telecommunications)	134,865	1,391,807
Rio Tinto PLC (Mining)	34,965	2,505,592
Royal Dutch Shell PLC—Class A (Oil & Gas)	31,080	2,075,522
Sanofi-Aventis (Pharmaceuticals)	37,740	1,216,360
SAP AG (Software)	32,190	1,629,136
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	12,765	923,931
Siemens AG (Miscellaneous Manufacturing)	17,760	2,206,680
Statoil ASA (Oil & Gas)	56,055	1,332,427
Telefonaktiebolaget LM Ericsson (Telecommunications)	129,870	1,497,401
Telefonica S.A. (Telecommunications)	28,305	1,936,628
Tenaris S.A. (Iron/Steel)	29,415	1,440,747
Total S.A. (Oil & Gas)	33,300	1,780,884
Unilever N.V. (Food)	41,625	1,307,025
Vodafone Group PLC (Telecommunications)	76,590	2,024,274

TOTAL COMMON STOCKS
(Cost $37,896,474)		47,901,850

Repurchase Agreements (0.6%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $13,000 (Collateralized by $13,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $13,329)	$13,000	$13,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $32,000 (Collateralized by $33,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $32,958)	32,000	32,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $252,003 (Collateralized by $258,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $257,568)	252,000	252,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $7,000 (Collateralized by $6,900 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $7,206)	7,000	7,000

TOTAL REPURCHASE AGREEMENTS
(Cost $304,000)		304,000

TOTAL INVESTMENT SECURITIES
(Cost $38,200,474)—99.9%		48,205,850
Net other assets (liabilities)—0.1%		64,401

NET ASSETS—100.0%		$48,270,251

†	As of December 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/21/11 (Underlying notional amount at value $627,125)	10	$13,119

ProFund VP Europe 30 invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Banks	$5,897,263	12.2%
Beverages	2,549,226	5.3%
Electronics	1,311,965	2.7%
Food	1,307,025	2.7%
Iron/Steel	3,154,881	6.5%
Mining	5,498,984	11.4%
Miscellaneous Manufacturing	2,206,680	4.6%
Oil & Gas	9,134,922	18.9%
Pharmaceuticals	4,607,649	9.6%
Semiconductors	2,674,689	5.6%
Software	1,629,136	3.4%
Telecommunications	7,929,430	16.4%
Other**	368,401	0.7%

Total	$48,270,251	100.0%

See accompanying notes to the financial statements.

62 :: ProFund VP Europe 30 :: Financial Statements

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2010:

		% of
	Value	Net Assets

Belgium	$1,394,138	2.9%
Finland	1,391,807	2.9%
France	4,076,564	8.4%
Germany	3,835,816	8.0%
Italy	922,477	1.9%
Ireland	923,931	1.9%
Luxembourg	3,154,881	6.6%
Netherlands	6,056,349	12.5%
Norway	1,332,427	2.8%
Spain	3,721,674	7.7%
Sweden	1,497,401	3.1%
United Kingdom	19,594,385	40.6%
Other**	368,401	0.7%

Total	$48,270,251	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 :: 63

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$38,200,474

Securities, at value	47,901,850
Repurchase agreements, at value	304,000

Total Investment Securities, at value	48,205,850
Cash	298
Segregated cash balances with brokers	56,000
Dividends and interest receivable	87,783
Receivable for capital shares issued	36,163
Variation margin on futures contracts	125
Prepaid expenses	222

TOTAL ASSETS	48,386,441

LIABILITIES:
Payable for capital shares redeemed	12,928
Advisory fees payable	27,742
Management services fees payable	3,699
Administration fees payable	1,482
Administrative services fees payable	16,671
Distribution fees payable	15,799
Trustee fees payable	2
Transfer agency fees payable	4,635
Fund accounting fees payable	2,966
Compliance services fees payable	143
Other accrued expenses	30,123

TOTAL LIABILITIES	116,190

NET ASSETS	$48,270,251

NET ASSETS CONSIST OF:
Capital	$60,279,990
Accumulated net investment income (loss)	429,485
Accumulated net realized gains (losses) on investments	(22,457,719)
Net unrealized appreciation (depreciation) on investments	10,018,495

NET ASSETS	$48,270,251

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,268,944

Net Asset Value (offering and redemption price per share)	$21.27

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,293,729
Interest	452
Foreign tax withholding	(109,059)

TOTAL INVESTMENT INCOME	1,185,122

EXPENSES:
Advisory fees	337,349
Management services fees	44,979
Administration fees	18,899
Transfer agency fees	26,768
Administrative services fees	136,268
Distribution fees	112,450
Custody fees	6,084
Fund accounting fees	35,760
Trustee fees	689
Compliance services fees	310
Other fees	49,667

Total Gross Expenses before reductions	769,223
Less Expenses reduced by the Advisor	(13,587)

TOTAL NET EXPENSES	755,636

NET INVESTMENT INCOME (LOSS)	429,486

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,631,384
Net realized gains (losses) on futures contracts	80,579
Change in net unrealized appreciation/depreciation on investments	(5,963,084)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,251,121)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,821,635)

See accompanying notes to the financial statements.

64 :: ProFund VP Europe 30 :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$429,486	$652,355
Net realized gains (losses) on investments	3,711,963	(5,452,794)
Change in net unrealized appreciation/depreciation on investments	(5,963,084)	14,864,519

Change in net assets resulting from operations	(1,821,635)	10,064,080

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(807,118)	(1,427,460)

Change in net assets resulting from distributions	(807,118)	(1,427,460)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	75,031,502	92,890,019
Dividends reinvested	807,118	1,427,460
Value of shares redeemed	(87,555,070)	(71,745,674)

Change in net assets resulting from capital transactions	(11,716,450)	22,571,805

Change in net assets	(14,345,203)	31,208,425
NET ASSETS:
Beginning of period	62,615,454	31,407,029

End of period	$48,270,251	$62,615,454

Accumulated net investment income (loss)	$429,485	$652,355

SHARE TRANSACTIONS:
Issued	3,750,046	5,097,910
Reinvested	39,476	69,328
Redeemed	(4,494,054)	(4,118,026)

Change in shares	(704,532)	1,049,212

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Europe 30 :: 65

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$21.06	$16.32	$35.53	$31.99	$27.96

Investment Activities:
Net investment income (loss)(a)	0.19	0.27	0.60	0.31	0.64
Net realized and unrealized gains (losses) on investments	0.35 (b)	4.99	(14.76)	4.33	4.18

Total income (loss) from investment activities	0.54	5.26	(14.16)	4.64	4.82

Distributions to Shareholders From:
Net investment income	(0.33)	(0.52)	(0.63)	(0.78)	(0.12)
Net realized gains on investments	—	—	(4.42)	(0.32)	(0.67)

Total distributions	(0.33)	(0.52)	(5.05)	(1.10)	(0.79)

Net Asset Value, End of Period	$21.27	$21.06	$16.32	$35.53	$31.99

Total Return	2.63%	32.30%	(44.00)%	14.58%	17.51%

Ratios to Average Net Assets:
Gross expenses	1.71%	1.78%	1.70%	1.66%	1.69%
Net expenses	1.68%	1.67%	1.63%	1.61%	1.66%
Net investment income (loss)	0.95%	1.48%	2.12%	0.88%	2.12%

Supplemental Data:
Net assets, end of period (000’s)	$48,270	$62.615	$31,407	$131,721	$160,024
Portfolio turnover rate(c)	180%	150%	160%	280%	172%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

66 :: ProFund VP International :: Management Discussion of Fund Performance

The ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Since the foreign markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2010, the Fund had a total return of 7.80%, compared to a total return of 8.21%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were BHP Billiton Ltd (+23.46%), Nestle (+20.65%), and Vodafone Group (+11.40%), while the bottom three performers in this group were BP (-25.08%), Total (-17.83%), and Roche Holding AG (-13.79%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP International from August 31, 2007 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Since Inception

ProFund VP International	7.80%	-7.76%
MSCI EAFE	8.21%	-4.92%

Expense Ratios**

Fund	Gross	Net

ProFund VP International	1.69%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	6%
Swap Agreements	94%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition
Industry Breakdown	% of Index

Financials	24%
Industrials	13%
Materials	11%
Consumer Discretionary	11%
Consumer Staples	10%
Health Care	8%
Energy	8%
Telecommunication Services	5%
Utilities	5%
Information Technology	5%

Country Breakdown

Japan	22%
United Kingdom	21%
France	10%
Australia	9%
Germany	8%
Switzerland	8%
Spain	3%
Sweden	3%
Hong Kong	3%
Other	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP International :: 67

Schedule of Portfolio Investments

U.S. Treasury Obligations (17.9%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$3,653,000	$3,654,998

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,656,278)		3,654,998

Repurchase Agreements (80.7%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $3,295,014 (Collateralized by $3,303,300 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $3,361,106)	3,295,000	3,295,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $3,295,044 (Collateralized by $3,367,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.21%‡–4.50%, 2/28/11-8/8/11, total value of $3,362,843)	3,295,000	3,295,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $3,287,044 (Collateralized by $3,344,200 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $3,353,931)	3,287,000	3,287,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $3,295,041 (Collateralized by $3,354,100 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.50%–1.38%, 6/30/11-9/15/12, total value of $3,366,734)	3,295,000	3,295,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $3,295,019 (Collateralized by $3,344,525 of various U.S. Treasury Notes, 0.88%–4.63%, 4/30/11-1/15/12, total value of $3,361,050)	3,295,000	3,295,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,467,000)		16,467,000

TOTAL INVESTMENT SECURITIES
(Cost $20,123,278)—98.6%		20,121,998
Net other assets (liabilities)—1.4%		285,575

NET ASSETS—100.0%		$20,407,573

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $1,839,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 3/21/11 (Underlying notional amount at value $1,243,125)	15	$25,597

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE	$10,884,417	$116,636
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE	8,259,806	88,251

		$204,887

See accompanying notes to the financial statements.

68 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$20,123,278

Securities, at value	3,654,998
Repurchase agreements, at value	16,467,000

Total Investment Securities, at value	20,121,998
Cash	328
Segregated cash balances with custodian	50
Segregated cash balances with brokers	143,625
Interest receivable	117
Unrealized gain on swap agreements	204,887
Receivable for capital shares issued	489
Variation margin on futures contracts	6,600
Prepaid expenses	59

TOTAL ASSETS	20,478,153

LIABILITIES:
Payable for capital shares redeemed	27,770
Advisory fees payable	12,024
Management services fees payable	1,603
Administration fees payable	626
Administrative services fees payable	9,962
Distribution fees payable	10,226
Trustee fees payable	1
Transfer agency fees payable	1,795
Fund accounting fees payable	1,252
Compliance services fees payable	54
Other accrued expenses	5,267

TOTAL LIABILITIES	70,580

NET ASSETS	$20,407,573

NET ASSETS CONSIST OF:
Capital	$21,304,078
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,125,709)
Net unrealized appreciation (depreciation) on investments	229,204

NET ASSETS	$20,407,573

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	937,776

Net Asset Value (offering and redemption price per share)	$21.76

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$11,750

EXPENSES:
Advisory fees	84,868
Management services fees	11,316
Administration fees	4,668
Transfer agency fees	6,590
Administrative services fees	27,621
Distribution fees	28,289
Custody fees	5,240
Fund accounting fees	8,733
Trustee fees	179
Compliance services fees	80
Other fees	11,063
Recoupment of prior expenses reduced by the Advisor	3,927

Total Gross Expenses before reductions	192,574
Less Expenses reduced by the Advisor	(2,373)

TOTAL EXPENSES	190,201

NET INVESTMENT INCOME (LOSS)	(178,451)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(826,222)
Net realized gains (losses) on swap agreements	(264,836)
Change in net unrealized appreciation/depreciation on investments	256,142

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(834,916)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,013,367)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP International :: 69

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(178,451)	$(124,187)
Net realized gains (losses) on investments	(1,091,058)	2,134,467
Change in net unrealized appreciation/depreciation on investments	256,142	(71,285)

Change in net assets resulting from operations	(1,013,367)	1,938,995

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(2,274)
Net realized gains on investments	(577,242)	—

Change in net assets resulting from distributions	(577,242)	(2,274)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	39,853,674	25,688,954 (a)
Dividends reinvested	577,242	2,274
Value of shares redeemed	(31,591,668)	(15,486,858)

Change in net assets resulting from capital transactions	8,839,248	10,204,370

Change in net assets	7,248,639	12,141,091
NET ASSETS:
Beginning of period	13,158,934	1,017,843

End of period	$20,407,573	$13,158,934

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	1,955,505	1,388,256
Reinvested	28,733	109
Redeemed	(1,671,506)	(823,598)

Change in shares	312,732	564,767

(a)	Amount includes $5,850 related to a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment.

See accompanying notes to the financial statements.

70 :: ProFund VP International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

					Period
					Aug. 31, 2007
	Year Ended	Year Ended		Year Ended	through
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$21.05	$16.89		$30.68	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.32)	(0.32)		0.04	0.30
Net realized and unrealized gains (losses) on investments	1.89 (c)	4.38		(13.60)	0.38

Total income (loss) from investment activities	1.57	4.06		(13.56)	0.68

Capital Transactions:	—	0.10	(d)	—	—

Distributions to Shareholders From:
Net investment income	—	—	(e)	(0.23)	—
Net realized gains on investments	(0.86)	—		—	—

Total distributions	(0.86)	—	(e)	(0.23)	—

Net Asset Value, End of Period	$21.76	$21.05		$16.89	$30.68

Total Return	7.80%	24.65%	(d)	(44.40)%	2.27%	(f)

Ratios to Average Net Assets:
Gross expenses(g)	1.70%	1.69%		1.87%	1.76%
Net expenses(g)	1.68%	1.68%		1.63%	1.63%
Net investment income (loss)(g)	(1.58)%	(1.62)%		0.19%	2.95%

Supplemental Data:
Net assets, end of period (000’s)	$20,408	$13,159		$1,018	$483
Portfolio turnover rate(h)	—	—		—	—

(a)	Period from commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)

The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.

(e)	Amount is less than $0.005.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Emerging Markets :: 71

The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index. For the year ended December 31, 2010, the Fund had a total return of 9.77%, compared to a total return of 11.43%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on The NASDAQ Stock Market. The Index consists of companies from the following emerging market countries: Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Infosys Technologies Ltd (+37.65%), America Movil (+22.05%), and Vale S.A.– Preferred (+21.76%), while the bottom three performers in this group were Petroleo Brasileiro S.A. (-20.64%), Petroleo Brasileiro S.A. - Spon (-19.39%), and Itau Unibanco Banco Holding S.A. (+5.12%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Emerging Markets from August 31, 2007 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10
Fund	One Year	Since Inception

ProFund VP Emerging Markets	9.77%	1.22%
Bank of New York Mellon Emerging Markets 50 ADR Index	11.43%	3.25%

Expense Ratios**
Fund	Gross	Net

ProFund VP Emerging Markets	1.70%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	70%
Swap Agreements	30%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Petroleo Brasileiro S.A.-Preferred	4.8%
Petroleo Brasileiro S.A.	4.1%
Vale S.A.	4.0%
America Movil S.A.B. de C.V.	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.6%

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition
Industry Breakdown	% of Index

Energy	25%
Financial	19%
Basic Materials	19%
Communications	18%
Technology	10%
Consumer Non-Cyclical	4%
Industrial	2%
Utilities	2%
Consumer Cyclical	1%

Country Composition	Weight

Brazil	38%
India	10%
China	19%
Mexico	9%
South Korea	9%
Taiwan	7%
South Africa	5%
Other	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

72 :: ProFund VP Emerging Markets :: Financial Statements

Schedule of Portfolio Investments

Common Stocks† (61.3%)
	Shares	Value

America Movil S.A.B. de C.V. (Telecommunications)	33,600	$1,926,624
AngloGold Ashanti, Ltd. (Mining)	12,950	637,528
AU Optronics Corp.* (Electronics)	26,950	280,819
Baidu, Inc.* (Internet)	4,550	439,212
Banco Bradesco S.A. (Banks)	65,100	1,320,879
Banco Santander Brasil S.A. (Banks)	18,900	257,040
BRF-Brazil Foods S.A. (Food)	22,750	384,020
Cemex S.A.B. de C.V.* (Building Materials)	33,250	356,108
China Life Insurance Co., Ltd. (Insurance)	15,750	963,427
China Mobile, Ltd. (Telecommunications)	28,350	1,406,727
China Petroleum and Chemical Corp. (Oil & Gas)	5,600	535,864
China Telecom Corp., Ltd. (Telecommunications)	4,550	237,874
China Unicom, Ltd. (Telecommunications)	43,050	613,463
Chunghwa Telecom Co., Ltd. (Telecommunications)	16,100	406,847
CNOOC, Ltd. (Oil & Gas)	5,250	1,251,442
Companhia de Bebidas das Americas (AmBev) (Beverages)	26,250	814,537
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	12,950	214,841
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	26,600	443,422
Companhia Vale Do Rio Doce (Mining)	44,450	1,536,636
Compania de Minas Buenaventura S.A. (Mining)	5,250	257,040
Ctrip.com International, Ltd.* (Internet)	4,900	198,205
Ecopetrol S.A. (Oil & Gas)	7,000	305,340
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	3,850	216,409
Enersis S.A. (Electric)	8,750	203,175
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	7,350	411,012
Gerdau S.A. (Iron/Steel)	22,400	313,376
Gold Fields, Ltd. (Mining)	22,050	399,767
Grupo Televisa S.A.* (Media)	18,900	490,077
HDFC Bank, Ltd. (Banks)	3,850	643,373
ICICI Bank, Ltd. (Banks)	14,350	726,684
Infosys Technologies, Ltd. (Software)	19,250	1,464,540
Itau Unibanco Holding S.A. (Banks)	69,650	1,672,296
KB Financial Group, Inc.* (Banks)	12,950	684,925
Korea Electric Power Corp.* (Electric)	17,850	241,154
LG. Philips LCD Co., Ltd.* (Electronics)	15,050	267,138
Mobile TeleSystems (Telecommunications)	16,100	336,007
PetroChina Co., Ltd. (Oil & Gas)	7,000	920,430
Petroleo Brasileiro S.A. (Oil & Gas)	56,000	2,119,040
POSCO (Iron/Steel)	9,100	979,979
PT Telekomunikasi Indonesia (Telecommunications)	8,400	299,460
Sasol, Ltd. (Oil & Gas Services)	15,750	819,787
Shinhan Financial Group Co., Ltd.* (Diversified Financial Services)	7,700	722,414
SK Telecom Co., Ltd. (Telecommunications)	10,850	202,136
Sterlite Industries (India), Ltd. (Mining)	12,600	208,404
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	150,500	1,887,270
Tata Motors, Ltd. (Auto Manufacturers)	11,200	328,608
Wipro, Ltd. (Computers)	15,400	238,238
Yanzhou Coal Mining Co., Ltd. (Coal)	6,650	203,490

TOTAL COMMON STOCKS
(Cost $28,343,132)		31,787,084

Preferred Stocks† (8.8%)
Petroleo Brasileiro S.A. (Oil & Gas)	72,450	2,475,616
Vale S.A. (Mining)	68,950	2,083,669

TOTAL PREFERRED STOCKS
(Cost $4,299,754)		4,559,285

U.S. Treasury Obligations (5.4%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$2,777,000	$2,778,519

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,779,492)		2,778,519

Repurchase Agreements (23.9%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,479,010 (Collateralized by $2,485,300 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $2,528,791)	2,479,000	2,479,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,479,033 (Collateralized by $2,533,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $2,529,803)	2,479,000	2,479,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,473,033 (Collateralized by $2,528,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $2,523,766)	2,473,000	2,473,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,479,031 (Collateralized by $2,525,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $2,534,469)	2,479,000	2,479,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,479,014 (Collateralized by $2,516,618 of various U.S. Treasury Notes, 0.88%–1.13%, 4/30/11-1/15/12, total value of $2,528,672)	2,479,000	2,479,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,389,000)		12,389,000

TOTAL INVESTMENT SECURITIES
(Cost $47,811,378)—99.4%		51,513,888
Net other assets (liabilities)—0.6%		321,448

NET ASSETS—100.0%		$51,835,336

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 73

†	As of December 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $1,242,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$6,859,224	$180,853
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	8,630,519	227,508

		$408,361

ProFund VP Emerging Markets invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Auto Manufacturers	$328,608	0.6%
Banks	5,305,197	10.2%
Beverages	1,225,549	2.4%
Building Materials	356,108	0.7%
Coal	203,490	0.4%
Computers	238,238	0.5%
Diversified Financial Services	722,414	1.4%
Electric	875,579	1.7%
Electronics	547,957	1.1%
Food	384,020	0.7%
Insurance	963,427	1.9%
Internet	637,417	1.2%
Iron/Steel	1,736,777	3.3%
Media	490,077	0.9%
Mining	5,123,044	9.9%
Oil & Gas	7,607,732	14.7%
Oil & Gas Services	819,787	1.6%
Semiconductors	1,887,270	3.6%
Software	1,464,540	2.8%
Telecommunications	5,429,138	10.5%
Other**	15,488,967	29.9%

Total	$51,835,336	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of December 31, 2010:

		% of
	Value	Net Assets

Brazil	$13,635,372	26.4%
Chile	419,584	0.8%
China	6,770,134	13.1%
Colombia	305,340	0.6%
India	3,609,847	6.9%
Indonesia	299,460	0.6%
Mexico	3,183,821	6.1%
Peru	257,040	0.5%
Russia	336,007	0.6%
South Africa	1,857,082	3.6%
South Korea	3,097,746	6.0%
Taiwan	2,574,936	4.9%
Other**	15,488,967	29.9%

Total	$51,835,336	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which include any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

74 :: ProFund VP Emerging Markets :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$47,811,378

Securities, at value	39,124,888
Repurchase agreements, at value	12,389,000

Total Investment Securities, at value	51,513,888
Cash	320
Dividends and interest receivable	89,825
Unrealized gain on swap agreements	408,361
Receivable for capital shares issued	55,944
Prepaid expenses	119

TOTAL ASSETS	52,068,457

LIABILITIES:
Payable for capital shares redeemed	112,473
Advisory fees payable	31,682
Management services fees payable	4,224
Administration fees payable	1,603
Administrative services fees payable	27,746
Distribution fees payable	28,588
Trustee fees payable	2
Transfer agency fees payable	4,663
Fund accounting fees payable	3,209
Compliance services fees payable	141
Other accrued expenses	18,790

TOTAL LIABILITIES	233,121

NET ASSETS	$51,835,336

NET ASSETS CONSIST OF:
Capital	$48,893,118
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,168,653)
Net unrealized appreciation (depreciation) on investments	4,110,871

NET ASSETS	$51,835,336

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,708,179

Net Asset Value (offering and redemption price per share)	$30.35

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$565,408
Interest	10,564
Foreign tax withholding	(72,660)

TOTAL INVESTMENT INCOME	503,312

EXPENSES:
Advisory fees	236,843
Management services fees	31,579
Administration fees	13,039
Transfer agency fees	18,721
Administrative services fees	77,435
Distribution fees	78,948
Custody fees	7,023
Fund accounting fees	25,232
Trustee fees	428
Compliance services fees	257
Other fees	39,537
Recoupment of prior expenses reduced by the Advisor	388

TOTAL NET EXPENSES	529,430

NET INVESTMENT INCOME (LOSS)	(26,118)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(991,939)
Net realized gains (losses) on swap agreements	(176,714)
Change in net unrealized appreciation/depreciation on investments	3,559,673

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,391,020

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,364,902

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 75

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(26,118)	$(220,531)
Net realized gains (losses) on investments	(1,168,653)	5,477,620
Change in net unrealized appreciation/depreciation on investments	3,559,673	494,482

Change in net assets resulting from operations	2,364,902	5,751,571

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(20,311)
Net realized gains on investments	(474,549)	—

Change in net assets resulting from distributions	(474,549)	(20,311)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	80,076,104	66,671,415
Dividends reinvested	474,549	20,311
Value of shares redeemed	(65,477,393)	(41,860,909)

Change in net assets resulting from capital transactions	15,073,260	24,830,817

Change in net assets	16,963,613	30,562,077
NET ASSETS:
Beginning of period	34,871,723	4,309,646

End of period	$51,835,336	$34,871,723

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	2,902,962	2,845,495
Reinvested	17,524	785
Redeemed	(2,452,011)	(1,855,134)

Change in shares	468,475	991,146

See accompanying notes to the financial statements.

76 :: ProFund VP Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

				Period
				Aug. 31, 2007
	Year Ended	Year Ended	Year Ended	through
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$28.13	$17.34	$35.13	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.02)	(0.33)	0.10	0.35
Net realized and unrealized gains (losses) on investments	2.71	11.14	(17.62)	4.78

Total income (loss) from investment activities	2.69	10.81	(17.52)	5.13

Distributions to Shareholders From:
Net investment income	—	(0.02)	(0.26)	—
Net realized gains on investments	(0.47)	—	(0.01)	—

Total distributions	(0.47)	(0.02)	(0.27)	—

Net Asset Value, End of Period	$30.35	$28.13	$17.34	$35.13

Total Return	9.77%	62.36%	(50.09)%	17.07%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.68%	1.70%	1.68%	1.68%
Net expenses(d)	1.68%	1.68%	1.63%	1.63%
Net investment income (loss)(d)	(0.08)%	(1.36)%	0.34%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$51,835	$34,872	$4,310	$3,325
Portfolio turnover rate(e)	35%	7%(f)	—	—

(a)	Period from commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	The portfolio turnover rate changed from the prior period due to a change in investment strategies that includes the purchase of equity securities.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Japan :: 77

The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average Index. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2010, the Fund had a total return of -6.53%, compared to a total return of 11.37% for the Index as measured in unhedged U.S. Dollar terms, or -1.46% in local (Japanese Yen) terms.1 The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Nikkei 225 Stock Average Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average Index.2

 The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Nikkei 225 Stock Average Index is a modified price-weighted Index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers (in U.S. Dollar terms) were Fanuc Corp (+63.30%), Softbank Corp (+46.40%), and Honda Motor Co Ltd (+16.83%), while the bottom three performers in this group were Terumo Corp (-18.39%), Fast Retailing Co Ltd (-16.35%), and Tokyo Electron Ltd (-1.87%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Japan	-6.53%	-9.46%	-1.71%
Nikkei 225 Stock Average Index - USD terms	11.37%	-0.33%	5.02%
Nikkei 225 Stock Average Index - Local (yen) terms	-1.46%	-7.38%	-0.22%

Expense Ratios**

Fund	Gross	Net

ProFund VP Japan	1.80%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average Index – Composition
% of Index

Industrial	29%
Consumer Cyclical	24%
Consumer Non-Cyclical	16%
Technology	9%
Communications	8%
Basic Materials	6%
Financial	6%
Energy	1%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

78 :: ProFund VP Japan :: Financial Statements

Schedule of Portfolio Investments

U.S. Treasury Obligations (17.5%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$2,100,000	$2,101,148

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,101,884)		2,101,148

Repurchase Agreements (73.5%)
Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $1,761,007 (Collateralized by $1,765,400 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,796,294)	1,761,000	1,761,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $1,761,023 (Collateralized by $1,799,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $1,796,730)	1,761,000	1,761,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $1,761,023 (Collateralized by $1,800,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $1,796,985)	1,761,000	1,761,000
UBS, 0.15%, 1/3/11, dated 12/31/10, with a repurchase price of $1,761,022 (Collateralized by $1,790,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $1,796,713)	1,761,000	1,761,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $1,761,010 (Collateralized by $1,784,700 of various U.S. Treasury Notes, 0.88%–1.88%, 4/30/11-6/15/12, total value of $1,796,246)	1,761,000	1,761,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,805,000)		8,805,000

TOTAL INVESTMENT SECURITIES
(Cost $10,906,884)—91.0%		10,906,148
Net other assets (liabilities)—9.0%		1,078,180

NET ASSETS—100.0%		$11,984,328

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 3/11/11 (Underlying notional amount at value $12,036,000)	236	$(41,584)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan :: 79

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$10,906,884

Securities, at value	2,101,148
Repurchase agreements, at value	8,805,000

Total Investment Securities, at value	10,906,148
Cash	993
Segregated cash balances with brokers	1,465,831
Interest receivable	65
Receivable for capital shares issued	4,083
Variation margin on futures contracts	4,750
Prepaid expenses	57

TOTAL ASSETS	12,381,927

LIABILITIES:
Payable for capital shares redeemed	375,549
Advisory fees payable	6,404
Management services fees payable	854
Administration fees payable	374
Administrative services fees payable	3,708
Distribution fees payable	2,778
Transfer agency fees payable	1,105
Fund accounting fees payable	749
Compliance services fees payable	35
Other accrued expenses	6,043

TOTAL LIABILITIES	397,599

NET ASSETS	$11,984,328

NET ASSETS CONSIST OF:
Capital	$27,120,408
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(15,093,760)
Net unrealized appreciation (depreciation) on investments	(42,320)

NET ASSETS	$11,984,328

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	941,211

Net Asset Value (offering and redemption price per share)	$12.73

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$11,356

EXPENSES:
Advisory fees	89,218
Management services fees	11,896
Administration fees	4,885
Transfer agency fees	6,928
Administrative services fees	40,628
Distribution fees	29,739
Custody fees	2,463
Fund accounting fees	9,216
Trustee fees	160
Compliance services fees	93
Other fees	15,598

Total Gross Expenses before reductions	210,824
Less Expenses reduced by the Advisor	(10,985)

TOTAL NET EXPENSES	199,839

NET INVESTMENT INCOME (LOSS)	(188,483)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(157,805)
Change in net unrealized appreciation/depreciation on investments	(783,173)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(940,978)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,129,461)

See accompanying notes to the financial statements.

80 :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(188,483)	$(164,780)
Net realized gains (losses) on investments	(157,805)	190,104
Change in net unrealized appreciation/depreciation on investments	(783,173)	285,682

Change in net assets resulting from operations	(1,129,461)	311,006

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(65,646)

Change in net assets resulting from distributions	—	(65,646)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	43,184,308	49,740,556
Dividends reinvested	—	65,646
Value of shares redeemed	(44,566,126)	(46,948,867)

Change in net assets resulting from capital transactions	(1,381,818)	2,857,335

Change in net assets	(2,511,279)	3,102,695
NET ASSETS:
Beginning of period	14,495,607	11,392,912

End of period	$11,984,328	$14,495,607

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	3,413,892	3,928,525
Reinvested	—	4,859
Redeemed	(3,536,987)	(3,786,935)

Change in shares	(123,095)	146,449

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Japan :: 81

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$13.62	$12.41	$24.18	$28.59	$39.15

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.20)	0.09	0.98	1.10
Net realized and unrealized gains (losses) on investments	(0.69)	1.48	(9.30)	(3.76)	1.77

Total income (loss) from investment activities	(0.89)	1.28	(9.21)	(2.78)	2.87

Distributions to Shareholders From:
Net investment income	—	(0.07)	(2.56)	(1.63)	(0.44)
Net realized gains on investments	—	—	—	—	(12.99)

Total distributions	—	(0.07)	(2.56)	(1.63)	(13.43)

Net Asset Value, End of Period	$12.73	$13.62	$12.41	$24.18	$28.59

Total Return	(6.53)%	10.33%	(40.84)%	(9.99)%	10.86%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.80%	1.72%	1.68%	1.73%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)	(1.58)%	(1.59)%	0.46%	3.44%	3.06%

Supplemental Data:
Net assets, end of period (000’s)	$11,984	$14,496	$11,393	$25,102	$68,027
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

82 :: ProFund VP UltraSmall-Cap :: Management Discussion of Fund Performance

The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 48.44%, compared to a total return of 26.87%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Riverbed Technology Inc (+206.23%), Verifone Systems Inc (+135.41%), and Deckers Outdoor Corp (+135.18%), while the bottom three performers in this group were Nordson Corp (+50.18%), Rackspace Hosting Inc (+50.65%), and Hecla Mining Co (+82.20%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from December 31, 2000 to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Ten Year

ProFund VP UltraSmall-Cap	48.44%	-5.10%	0.63%
Russell 2000 Index	26.87%	4.48%	6.36%

Expense Ratios**

Fund	Gross	Net

ProFund VP UltraSmall-Cap	1.89%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	9%
Futures Contracts	9%
Swap Agreements	181%

Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Riverbed Technology, Inc.	NM
Tibco Software, Inc.	NM
Brigham Exploration Co.	NM
VeriFone Systems, Inc.	NM
Montpelier Re Holdings, Ltd.	NM

NM	Not meaningful, amount is less than 0.05%.

Russell 2000 Index – Composition
% of Index

Financial	21%
Consumer Non-Cyclical	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	5%
Basic Materials	5%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP UltraSmall-Cap :: 83

Schedule of Portfolio Investments

Common Stocks (9.2%)
	Shares	Value

3D Systems Corp.* (Computers)	85	$2,677
99 Cents Only Stores* (Retail)	119	1,897
A.M. Castle & Co.* (Metal Fabricate/Hardware)	85	1,565
AAR Corp.* (Aerospace/Defense)	136	3,736
Abaxis, Inc.* (Healthcare-Products)	102	2,739
ABIOMED, Inc.* (Healthcare-Products)	170	1,634
ABM Industries, Inc. (Commercial Services)	153	4,024
Acacia Research Corp.* (Media)	102	2,646
Accelrys, Inc.* (Software)	170	1,411
Acco Brands Corp.* (Household Products/Wares)	255	2,173
Accuray, Inc.* (Healthcare-Products)	187	1,262
Aceto Corp. (Chemicals)	187	1,683
ACI Worldwide, Inc.* (Software)	136	3,654
Acme Packet, Inc.* (Telecommunications)	119	6,326
Acorda Therapeutics, Inc.* (Biotechnology)	119	3,244
Actuant Corp.—Class A (Miscellaneous Manufacturing)	238	6,336
Acuity Brands, Inc. (Miscellaneous Manufacturing)	102	5,882
Acxiom Corp.* (Software)	221	3,790
Administaff, Inc. (Commercial Services)	68	1,992
ADTRAN, Inc. (Telecommunications)	170	6,156
Advance America Cash Advance Centers, Inc. (Commercial Services)	204	1,151
Advanced Analogic Technologies, Inc.* (Semiconductors)	425	1,704
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	119	1,623
Advent Software, Inc.* (Software)	68	3,939
Advisory Board Co.* (Commercial Services)	51	2,429
AFC Enterprises, Inc.* (Retail)	153	2,127
Affymetrix, Inc.* (Biotechnology)	238	1,197
Air Methods Corp.* (Healthcare-Services)	51	2,870
Aircastle, Ltd. (Trucking & Leasing)	204	2,132
AirTran Holdings, Inc.* (Airlines)	527	3,895
Alaska Air Group, Inc.* (Airlines)	85	4,819
Alaska Communications Systems Group, Inc. (Telecommunications)	221	2,453
Albany International Corp.—Class A (Machinery-Diversified)	85	2,014
Align Technology, Inc.* (Healthcare-Products)	187	3,654
Alkermes, Inc.* (Pharmaceuticals)	289	3,549
ALLETE, Inc. (Electric)	136	5,067
Alliance One International, Inc.* (Agriculture)	510	2,162
Allied Nevada Gold Corp.* (Mining)	170	4,473
Allos Therapeutics, Inc.* (Pharmaceuticals)	306	1,411
Almost Family, Inc.* (Healthcare-Services)	51	1,959
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	170	1,676
Alphatec Holdings, Inc.* (Healthcare-Products)	204	551
Alterra Capital Holdings, Ltd. (Insurance)	340	7,358
AMAG Pharmaceuticals, Inc.* (Biotechnology)	68	1,231
Ambassadors Group, Inc. (Leisure Time)	102	1,173
AMERCO* (Trucking & Leasing)	34	3,265
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	221	2,842
American Campus Communities, Inc. (REIT)	153	4,859
American Capital Agency Corp. (REIT)	102	2,931
American Capital, Ltd.* (Investment Companies)	748	5,655
American Equity Investment Life Holding Co. (Insurance)	204	2,560
American Greetings Corp.—Class A (Household Products/Wares)	119	2,637
American Medical Systems Holdings, Inc.* (Healthcare-Products)	204	3,847
American Public Education, Inc.* (Commercial Services)	51	1,899
American Reprographics Co.* (Software)	221	1,677
American States Water Co. (Water)	102	3,516
American Vanguard Corp. (Chemicals)	153	1,307
Amerigon, Inc.* (Auto Parts & Equipment)	187	2,035
AMERIGROUP Corp.* (Healthcare-Services)	136	5,973
Ameris Bancorp* (Banks)	153	1,613
Ameron International Corp. (Miscellaneous Manufacturing)	34	2,597
Amkor Technology, Inc.* (Semiconductors)	408	3,015
AMN Healthcare Services, Inc.* (Commercial Services)	204	1,253
AmSurg Corp.* (Healthcare-Services)	119	2,493
AmTrust Financial Services, Inc. (Insurance)	204	3,570
ANADIGICS, Inc.* (Semiconductors)	306	2,121
Analogic Corp. (Electronics)	51	2,525
Anixter International, Inc. (Telecommunications)	85	5,077
AnnTaylor Stores Corp.* (Retail)	170	4,656
Apogee Enterprises, Inc. (Building Materials)	102	1,374
Apollo Investment Corp. (Investment Companies)	527	5,834
Applied Industrial Technologies, Inc. (Machinery-Diversified)	119	3,865
Applied Micro Circuits Corp.* (Semiconductors)	221	2,360
Applied Signal Technology, Inc. (Telecommunications)	119	4,509
Arbitron, Inc. (Commercial Services)	85	3,529
Arch Chemicals, Inc. (Chemicals)	85	3,224
Ardea Biosciences, Inc.* (Pharmaceuticals)	51	1,326
Argo Group International Holdings, Ltd. (Insurance)	119	4,457
Ariba, Inc.* (Internet)	272	6,389
Arkansas Best Corp. (Transportation)	85	2,331
ArQule, Inc.* (Biotechnology)	187	1,098
Array BioPharma, Inc.* (Pharmaceuticals)	323	966
Arris Group, Inc.* (Telecommunications)	357	4,006
Arrow Financial Corp. (Banks)	51	1,403
Art Technology Group, Inc.* (Internet)	561	3,355
Artio Global Investors, Inc. (Diversified Financial Services)	102	1,504
Aruba Networks, Inc.* (Telecommunications)	221	4,614
ArvinMeritor, Inc.* (Auto Parts & Equipment)	238	4,884
Ascent Media Corp.—Class A* (Entertainment)	68	2,636
Ashford Hospitality Trust* (REIT)	153	1,476
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	68	2,212
Associated Estates Realty Corp. (REIT)	187	2,859

See accompanying notes to the financial statements.

84 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Astec Industries, Inc.* (Machinery-Construction & Mining)	68	$2,204
Astoria Financial Corp. (Savings & Loans)	272	3,784
Astronics Corp.* (Aerospace/Defense)	51	1,071
Atlantic Tele-Network, Inc. (Environmental Control)	34	1,304
Atlas Air Worldwide Holdings, Inc.* (Transportation)	85	4,746
ATMI, Inc.* (Semiconductors)	187	3,729
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	119	2,511
Aviat Networks, Inc.* (Telecommunications)	289	1,465
Avid Technology, Inc.* (Software)	170	2,968
Avis Budget Group, Inc.* (Commercial Services)	306	4,761
AZZ, Inc. (Miscellaneous Manufacturing)	68	2,721
B&G Foods, Inc.—Class A (Food)	289	3,968
Baldor Electric Co. (Hand/Machine Tools)	136	8,573
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	187	3,452
Bank Mutual Corp. (Banks)	204	975
Bank of the Ozarks, Inc. (Banks)	85	3,685
Barnes Group, Inc. (Miscellaneous Manufacturing)	204	4,217
Basic Energy Services, Inc.* (Oil & Gas Services)	136	2,241
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	119	2,127
Belden, Inc. (Electrical Components & Equipment)	170	6,259
Belo Corp.—Class A* (Media)	357	2,528
Benchmark Electronics, Inc.* (Electronics)	204	3,705
Berkshire Hills Bancorp, Inc. (Savings & Loans)	51	1,127
Berry Petroleum Co.—Class A (Oil & Gas)	170	7,429
BGC Partners, Inc.—Class A (Diversified Financial Services)	255	2,119
Big 5 Sporting Goods Corp. (Retail)	136	2,077
Bill Barrett Corp.* (Oil & Gas)	153	6,293
BioMed Realty Trust, Inc. (REIT)	340	6,341
BJ’s Restaurants, Inc.* (Retail)	85	3,012
Black Box Corp. (Telecommunications)	85	3,255
Black Hills Corp. (Electric)	119	3,570
Blackbaud, Inc. (Software)	136	3,522
Blackboard, Inc.* (Software)	102	4,213
BlackRock Kelso Capital Corp. (Investment Companies)	221	2,444
Blount International, Inc.* (Machinery-Diversified)	204	3,215
Blue Coat Systems, Inc.* (Internet)	119	3,555
Bob Evans Farms, Inc. (Retail)	136	4,483
Boise, Inc. (Forest Products & Paper)	306	2,427
Boston Private Financial Holdings, Inc. (Banks)	238	1,559
Brady Corp.—Class A (Electronics)	136	4,435
Bridgepoint Education, Inc.* (Commercial Services)	68	1,292
Briggs & Stratton Corp. (Machinery-Diversified)	153	3,013
Brigham Exploration Co.* (Oil & Gas)	340	9,262
Brightpoint, Inc.* (Distribution/Wholesale)	255	2,226
Bristow Group, Inc.* (Transportation)	102	4,830
Brown Shoe Co., Inc. (Retail)	153	2,131
Bruker Corp.* (Healthcare-Products)	187	3,104
Brunswick Corp. (Leisure Time)	238	4,460
Brush Engineered Materials, Inc.* (Mining)	85	3,284
Buckeye Technologies, Inc. (Forest Products & Paper)	153	3,215
Buffalo Wild Wings, Inc.* (Retail)	51	2,236
Cabot Microelectronics Corp.* (Chemicals)	68	2,819
CACI International, Inc.—Class A* (Computers)	85	4,539
Cal Dive International, Inc.* (Oil & Gas Services)	340	1,928
Calamos Asset Management, Inc. (Diversified Financial Services)	136	1,904
Calgon Carbon Corp.* (Environmental Control)	170	2,570
California Pizza Kitchen, Inc.* (Retail)	102	1,763
California Water Service Group (Water)	119	4,435
Callaway Golf Co. (Leisure Time)	238	1,921
Cantel Medical Corp. (Healthcare-Products)	102	2,387
Capella Education Co.* (Commercial Services)	51	3,396
Capital Lease Funding, Inc. (REIT)	306	1,781
CARBO Ceramics, Inc. (Oil & Gas Services)	51	5,281
Cardinal Financial Corp. (Banks)	187	2,175
CardioNet, Inc.* (Healthcare-Products)	170	796
Cardtronics, Inc.* (Commercial Services)	85	1,504
Carrizo Oil & Gas, Inc.* (Oil & Gas)	136	4,691
Carter’s, Inc.* (Apparel)	170	5,017
Cascade Corp. (Machinery-Diversified)	34	1,608
Casey’s General Stores, Inc. (Retail)	136	5,781
Cash America International, Inc. (Retail)	68	2,511
Cass Information Systems, Inc. (Banks)	34	1,290
Cathay Bancorp, Inc. (Banks)	255	4,258
Cavium Networks, Inc.* (Semiconductors)	153	5,765
Cbeyond, Inc.* (Telecommunications)	119	1,818
CBL & Associates Properties, Inc. (REIT)	391	6,842
CDI Corp. (Commercial Services)	119	2,212
Celadon Group, Inc.* (Transportation)	153	2,263
Celera Corp.* (Biotechnology)	357	2,249
Centene Corp.* (Healthcare-Services)	136	3,446
Centerstate Banks, Inc. (Banks)	136	1,077
Central Garden & Pet Co.—Class A* (Household Products/Wares)	272	2,687
Century Aluminum Co.* (Mining)	272	4,224
Cenveo, Inc.* (Commercial Services)	221	1,180
Cepheid, Inc.* (Healthcare-Products)	204	4,641
Ceradyne, Inc.* (Miscellaneous Manufacturing)	102	3,216
CH Energy Group, Inc. (Electric)	68	3,325
Charming Shoppes, Inc.* (Retail)	391	1,388
Chart Industries, Inc.* (Machinery-Diversified)	85	2,871
Checkpoint Systems, Inc.* (Electronics)	102	2,096
Cheesecake Factory, Inc.* (Retail)	170	5,212
Chemed Corp. (Commercial Services)	85	5,398
Chemical Financial Corp. (Banks)	136	3,012
Chindex International, Inc.* (Distribution/Wholesale)	102	1,682
Chiquita Brands International, Inc.* (Food)	170	2,383
Christopher & Banks Corp. (Retail)	221	1,359
Churchill Downs, Inc. (Entertainment)	68	2,951
Cincinnati Bell, Inc.* (Telecommunications)	748	2,094
Cirrus Logic, Inc.* (Semiconductors)	170	2,717
CKX, Inc.* (Media)	204	822
Clarcor, Inc. (Miscellaneous Manufacturing)	136	5,833
Clayton Williams Energy, Inc.* (Oil & Gas)	51	4,282
Clean Harbors, Inc.* (Environmental Control)	51	4,288
Clearwater Paper Corp.* (Forest Products & Paper)	34	2,662
Cloud Peak Energy, Inc.* (Coal)	204	4,739

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 85

Common Stocks, continued
	Shares	Value

CNO Financial Group, Inc.* (Insurance)	663	$4,495
Coeur d’Alene Mines Corp.* (Mining)	238	6,502
Cogdell Spencer, Inc. (REIT)	238	1,380
Cogent Communications Group, Inc.* (Internet)	306	4,327
Cognex Corp. (Machinery-Diversified)	170	5,001
Coherent, Inc.* (Electronics)	51	2,302
Coinstar, Inc.* (Commercial Services)	51	2,878
Collective Brands, Inc.* (Retail)	204	4,304
Colonial Properties Trust (REIT)	238	4,296
Colony Financial, Inc. (REIT)	136	2,723
Columbia Banking System, Inc. (Banks)	136	2,864
Columbus McKinnon Corp. NY* (Machinery-Diversified)	136	2,764
Community Bank System, Inc. (Banks)	187	5,193
Community Trust Bancorp, Inc. (Banks)	51	1,477
Commvault Systems, Inc.* (Software)	153	4,379
Compass Diversified Holdings (Holding Companies-Diversified)	187	3,308
Compellent Technologies, Inc.* (Computers)	102	2,814
Complete Production Services, Inc.* (Oil & Gas Services)	255	7,535
Computer Programs & Systems, Inc. (Software)	34	1,593
comScore, Inc.* (Internet)	102	2,276
Comtech Telecommunications Corp. (Telecommunications)	85	2,357
Conceptus, Inc.* (Healthcare-Products)	119	1,642
Concur Technologies, Inc.* (Software)	119	6,180
CONMED Corp.* (Healthcare-Products)	119	3,145
Consolidated Graphics, Inc.* (Commercial Services)	34	1,647
Contango Oil & Gas Co. (Oil & Gas)	34	1,970
Contango ORE, Inc.* (Metal Fabricate/Hardware)	3	36
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	187	4,409
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	85	3,025
CoStar Group, Inc.* (Commercial Services)	68	3,914
CRA International, Inc.* (Commercial Services)	85	1,998
Cracker Barrel Old Country Store, Inc. (Retail)	51	2,793
CreXus Investment Corp. (REIT)	153	2,004
Crocs, Inc.* (Apparel)	255	4,366
Cross Country Healthcare, Inc.* (Commercial Services)	136	1,152
Crosstex Energy, Inc. (Oil & Gas)	221	1,958
CryoLife, Inc.* (Biotechnology)	221	1,198
CSG Systems International, Inc.* (Software)	170	3,220
Cubic Corp. (Electronics)	68	3,206
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	255	5,457
Curtiss-Wright Corp. (Aerospace/Defense)	136	4,515
CVR Energy, Inc.* (Oil & Gas)	204	3,097
Cyberonics, Inc.* (Healthcare-Products)	102	3,164
Cymer, Inc.* (Electronics)	136	6,129
Daktronics, Inc. (Electronics)	204	3,248
Dana Holding Corp.* (Auto Parts & Equipment)	459	7,899
Danvers Bancorp, Inc. (Savings & Loans)	119	2,103
Darling International, Inc.* (Environmental Control)	391	5,192
DCT Industrial Trust, Inc. (REIT)	765	4,062
DealerTrack Holdings, Inc.* (Internet)	119	2,388
Deckers Outdoor Corp.* (Apparel)	102	8,133
Delphi Financial Group, Inc.—Class A (Insurance)	153	4,412
Deltic Timber Corp. (Forest Products & Paper)	51	2,873
Deluxe Corp. (Commercial Services)	136	3,131
Denny’s Corp.* (Retail)	476	1,704
Dexcom, Inc.* (Healthcare-Products)	204	2,785
DG Fastchannel, Inc.* (Media)	68	1,964
DHT Maritime, Inc. (Transportation)	255	1,186
Diamond Foods, Inc. (Food)	68	3,616
DiamondRock Hospitality Co.* (REIT)	442	5,304
Digi International, Inc.* (Software)	136	1,510
Digital River, Inc.* (Internet)	136	4,681
DigitalGlobe, Inc.* (Telecommunications)	85	2,695
Dillards, Inc.—Class A (Retail)	136	5,160
Dime Community Bancshares, Inc. (Savings & Loans)	153	2,232
DineEquity, Inc.* (Retail)	34	1,679
Dionex Corp.* (Electronics)	51	6,018
Dollar Financial Corp.* (Commercial Services)	102	2,920
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	85	4,017
Domino’s Pizza, Inc.* (Retail)	170	2,711
Dress Barn, Inc.* (Retail)	187	4,941
Drill-Quip, Inc.* (Oil & Gas Services)	102	7,927
drugstore.com, Inc.* (Internet)	425	939
DSW, Inc.—Class A* (Retail)	51	1,994
DTS, Inc.* (Home Furnishings)	51	2,502
Duff & Phelps Corp.—Class A (Diversified Financial Services)	153	2,580
DuPont Fabros Technology, Inc. (REIT)	119	2,531
Durect Corp.* (Pharmaceuticals)	357	1,232
Dyax Corp.* (Pharmaceuticals)	612	1,310
Dycom Industries, Inc.* (Engineering & Construction)	204	3,009
E.W. Scripps Co.* (Media)	170	1,725
EarthLink, Inc. (Internet)	442	3,801
Eastman Kodak Co.* (Miscellaneous Manufacturing)	646	3,463
Education Realty Trust, Inc. (REIT)	357	2,774
Electro Rent Corp. (Commercial Services)	85	1,374
Electro Scientific Industries, Inc.* (Electronics)	136	2,180
Employers Holdings, Inc. (Insurance)	187	3,269
EMS Technologies, Inc.* (Telecommunications)	119	2,354
Emulex Corp.* (Semiconductors)	255	2,973
Encore Capital Group, Inc.* (Diversified Financial Services)	68	1,595
Encore Wire Corp. (Electrical Components & Equipment)	119	2,985
EnerSys* (Electrical Components & Equipment)	136	4,368
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	102	4,239
Entegris, Inc.* (Semiconductors)	374	2,794
Entertainment Properties Trust (REIT)	119	5,504
Entropic Communications, Inc.* (Semiconductors)	187	2,259
Enzo Biochem, Inc.* (Biotechnology)	221	1,167
Epoch Holding Corp. (Diversified Financial Services)	68	1,056
Equity Lifestyle Properties, Inc. (REIT)	85	4,754
Equity One, Inc. (REIT)	221	4,018
eResearchTechnology, Inc.* (Internet)	221	1,624

See accompanying notes to the financial statements.

86 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

ESCO Technologies, Inc. (Miscellaneous Manufacturing)	85	$3,216
Esterline Technologies Corp.* (Aerospace/Defense)	68	4,664
Ethan Allen Interiors, Inc. (Home Furnishings)	68	1,361
Euronet Worldwide, Inc.* (Commercial Services)	170	2,965
Evercore Partners, Inc.—Class A (Diversified Financial Services)	68	2,312
Exelixis, Inc.* (Biotechnology)	391	3,210
Extra Space Storage, Inc. (REIT)	221	3,845
EZCORP, Inc.—Class A* (Retail)	153	4,151
F.N.B. Corp. (Banks)	476	4,674
Fair Isaac Corp. (Software)	136	3,178
FARO Technologies, Inc.* (Electronics)	85	2,791
FBR Capital Markets Corp.* (Diversified Financial Services)	289	1,104
Federal Signal Corp. (Miscellaneous Manufacturing)	255	1,749
FEI Co.* (Electronics)	153	4,041
FelCor Lodging Trust, Inc.* (REIT)	221	1,556
Ferro Corp.* (Chemicals)	289	4,231
First Cash Financial Services, Inc.* (Retail)	136	4,215
First Commonwealth Financial Corp. (Banks)	374	2,648
First Community Bancshares, Inc. (Banks)	68	1,016
First Financial Bancorp (Banks)	204	3,770
First Financial Corp. (Banks)	51	1,792
First Merchants Corp. (Banks)	136	1,205
First Midwest Bancorp, Inc. (Banks)	255	2,938
First Potomac Realty Trust (REIT)	187	3,145
FirstMerit Corp. (Banks)	323	6,392
Flow International Corp.* (Machinery-Diversified)	238	973
Flushing Financial Corp. (Savings & Loans)	153	2,142
Force Protection, Inc.* (Auto Manufacturers)	323	1,780
Forestar Group, Inc.* (Real Estate)	153	2,953
FormFactor, Inc.* (Semiconductors)	170	1,510
Forward Air Corp. (Transportation)	119	3,377
FPIC Insurance Group, Inc.* (Insurance)	51	1,885
Franklin Electric Co., Inc. (Hand/Machine Tools)	85	3,308
Franklin Street Properties Corp. (REIT)	238	3,391
Fred’s, Inc. (Retail)	204	2,807
Fuller (H.B.) Co. (Chemicals)	187	3,837
FX Energy, Inc.* (Oil & Gas)	170	1,045
G & K Services, Inc. (Textiles)	119	3,678
G-III Apparel Group, Ltd.* (Apparel)	51	1,793
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	51	2,448
Gaylord Entertainment Co.* (Lodging)	102	3,666
GenCorp, Inc.* (Aerospace/Defense)	255	1,318
General Communication, Inc.—Class A* (Telecommunications)	255	3,228
Genesco, Inc.* (Retail)	68	2,549
Genesee & Wyoming, Inc.—Class A* (Transportation)	85	4,501
Gentiva Health Services, Inc.* (Healthcare-Services)	68	1,809
GeoEye, Inc.* (Telecommunications)	68	2,883
GFI Group, Inc. (Diversified Financial Services)	238	1,116
Gibraltar Industries, Inc.* (Iron/Steel)	119	1,615
Glacier Bancorp, Inc. (Banks)	272	4,110
Gladstone Capital Corp. (Investment Companies)	119	1,371
Glatfelter (Forest Products & Paper)	187	2,294
Glimcher Realty Trust (REIT)	238	1,999
Global Cash Access Holdings, Inc.* (Commercial Services)	272	868
Global Industries, Ltd.* (Oil & Gas Services)	459	3,181
Golar LNG, Ltd. (Transportation)	187	2,807
GrafTech International, Ltd.* (Electrical Components & Equipment)	323	6,408
Grand Canyon Education, Inc.* (Commercial Services)	85	1,665
Granite Construction, Inc. (Engineering & Construction)	85	2,332
Graphic Packaging Holding Co.* (Packaging & Containers)	476	1,852
Great Lakes Dredge & Dock Co. (Commercial Services)	187	1,378
Green Plains Renewable Energy, Inc.* (Energy-Alternate Sources)	85	957
Greenlight Capital Re, Ltd.—Class A* (Insurance)	136	3,646
Griffon Corp.* (Miscellaneous Manufacturing)	153	1,949
Group 1 Automotive, Inc. (Retail)	85	3,550
GSI Commerce, Inc.* (Internet)	153	3,550
GulfMark Offshore, Inc.—Class A* (Transportation)	68	2,067
Gulfport Energy Corp.* (Oil & Gas)	102	2,208
Haemonetics Corp.* (Healthcare-Products)	68	4,296
Halozyme Therapeutics, Inc.* (Biotechnology)	272	2,154
Harmonic, Inc.* (Telecommunications)	374	3,205
Harte-Hanks, Inc. (Advertising)	187	2,388
Hatteras Financial Corp. (REIT)	68	2,058
Hawaiian Holdings, Inc.* (Airlines)	204	1,599
Haynes International, Inc. (Metal Fabricate/Hardware)	68	2,844
Headwaters, Inc.* (Energy-Alternate Sources)	442	2,024
Healthcare Realty Trust, Inc. (REIT)	238	5,038
Healthcare Services Group, Inc. (Commercial Services)	324	5,271
HEALTHSOUTH Corp.* (Healthcare-Services)	238	4,929
HealthSpring, Inc.* (Healthcare-Services)	204	5,412
Healthways, Inc.* (Healthcare-Services)	153	1,707
Heartland Express, Inc. (Transportation)	187	2,996
Heartland Payment Systems, Inc. (Commercial Services)	119	1,835
HeartWare International, Inc.* (Healthcare-Products)	17	1,489
Heckmann Corp.* (Beverages)	340	1,710
Hecla Mining Co.* (Mining)	595	6,700
Heidrick & Struggles International, Inc. (Commercial Services)	85	2,435
Helen of Troy, Ltd.* (Household Products/Wares)	85	2,528
Hercules Offshore, Inc.* (Oil & Gas Services)	476	1,647
Hercules Technology Growth Capital, Inc. (Investment Companies)	238	2,466
Herman Miller, Inc. (Office Furnishings)	153	3,871
Hersha Hospitality Trust (REIT)	408	2,693
Hexcel Corp.* (Aerospace/Defense Equipment)	272	4,920
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	51	1,272
Hibbett Sports, Inc.* (Retail)	170	6,273

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 87

Common Stocks, continued
	Shares	Value

Highwoods Properties, Inc. (REIT)	170	$5,414
Hittite Microwave Corp.* (Semiconductors)	51	3,113
HMS Holdings Corp.* (Commercial Services)	51	3,303
HNI Corp. (Office Furnishings)	136	4,243
Home Bancshares, Inc. (Banks)	102	2,247
Home Federal Bancorp, Inc. (Savings & Loans)	85	1,043
Home Properties, Inc. (REIT)	136	7,547
Horizon Lines, Inc.—Class A (Transportation)	238	1,040
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	85	1,775
Horsehead Holding Corp.* (Mining)	255	3,325
Hot Topic, Inc. (Retail)	187	1,172
HSN, Inc.* (Retail)	136	4,167
Hub Group, Inc.—Class A* (Transportation)	119	4,182
Huron Consulting Group, Inc.* (Commercial Services)	102	2,698
IBERIABANK Corp. (Banks)	68	4,021
Iconix Brand Group, Inc.* (Apparel)	221	4,267
ICU Medical, Inc.* (Healthcare-Products)	85	3,102
IDACORP, Inc. (Electric)	153	5,658
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	170	857
II-VI, Inc.* (Electronics)	102	4,729
Imation Corp.* (Computers)	204	2,103
Immersion Corp.* (Computers)	136	913
Immucor, Inc.* (Healthcare-Products)	187	3,708
ImmunoGen, Inc.* (Biotechnology)	255	2,361
Impax Laboratories, Inc.* (Pharmaceuticals)	187	3,761
Incyte, Corp.* (Biotechnology)	289	4,786
Independent Bank Corp./MA (Banks)	102	2,759
Infinera Corp.* (Telecommunications)	306	3,161
Inland Real Estate Corp. (REIT)	408	3,590
Innophos Holdings, Inc. (Chemicals)	85	3,067
Insight Enterprises, Inc.* (Retail)	238	3,132
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	119	3,155
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,856
Insteel Industries, Inc. (Miscellaneous Manufacturing)	119	1,486
Insulet Corp.* (Healthcare-Products)	170	2,635
Integral Systems, Inc.* (Computers)	136	1,348
Interactive Intelligence, Inc.* (Software)	102	2,668
InterDigital, Inc.* (Telecommunications)	153	6,371
Interface, Inc.—Class A (Office Furnishings)	153	2,394
Intermec, Inc.* (Machinery-Diversified)	187	2,367
InterMune, Inc.* (Biotechnology)	119	4,332
Internap Network Services Corp.* (Internet)	306	1,860
International Bancshares Corp. (Banks)	187	3,746
International Coal Group, Inc.* (Coal)	612	4,737
Internet Capital Group, Inc.* (Internet)	187	2,659
Intevac, Inc.* (Machinery-Diversified)	119	1,667
Invacare Corp. (Healthcare-Products)	119	3,589
Invesco Mortgage Capital, Inc. (REIT)	136	2,970
Investors Real Estate Trust (REIT)	476	4,270
ION Geophysical Corp.* (Oil & Gas Services)	442	3,748
IPC The Hospitalist Co.* (Healthcare-Services)	51	1,989
IPG Photonics Corp.* (Telecommunications)	102	3,225
iRobot Corp.* (Machinery-Diversified)	68	1,692
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	85	880
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	306	3,097
Ixia* (Telecommunications)	170	2,853
J & J Snack Foods Corp. (Food)	51	2,460
j2 Global Communications, Inc.* (Internet)	170	4,921
Jack Henry & Associates, Inc. (Computers)	187	5,451
Jack in the Box, Inc.* (Retail)	153	3,233
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	221	4,027
James River Coal Co.* (Coal)	136	3,445
JDA Software Group, Inc.* (Software)	136	3,808
JetBlue Airways Corp.* (Airlines)	663	4,382
Jo-Ann Stores, Inc.* (Retail)	85	5,119
John Bean Technologies Corp. (Miscellaneous Manufacturing)	187	3,764
Jos. A. Bank Clothiers, Inc.* (Retail)	68	2,742
Journal Communications, Inc.—Class A* (Media)	255	1,288
K-Swiss, Inc.—Class A* (Apparel)	85	1,060
Kadant, Inc.* (Machinery-Diversified)	68	1,603
Kaiser Aluminum Corp. (Mining)	102	5,109
Kaman Corp. (Aerospace/Defense)	68	1,977
Kaydon Corp. (Metal Fabricate/Hardware)	102	4,153
KBW, Inc. (Diversified Financial Services)	119	3,322
Kelly Services, Inc.—Class A* (Commercial Services)	102	1,918
Kenexa Corp.* (Commercial Services)	102	2,223
Key Energy Services, Inc.* (Oil & Gas Services)	391	5,075
Kilroy Realty Corp. (REIT)	170	6,200
Kindred Healthcare, Inc.* (Healthcare-Services)	136	2,498
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	272	3,751
Knight Transportation, Inc. (Transportation)	170	3,230
Knightsbridge Tankers, Ltd. (Transportation)	102	2,272
Knoll, Inc. (Office Furnishings)	187	3,128
Knology, Inc.* (Telecommunications)	170	2,657
Kopin Corp.* (Semiconductors)	425	1,768
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	68	2,433
Korn/Ferry International* (Commercial Services)	136	3,143
Krispy Kreme Doughnuts, Inc.* (Retail)	272	1,899
Kulicke & Soffa Industries, Inc.* (Semiconductors)	238	1,714
KVH Industries, Inc.* (Telecommunications)	85	1,016
L-1 Identity Solutions, Inc.* (Electronics)	272	3,240
La-Z-Boy, Inc.* (Home Furnishings)	153	1,380
LaBranche & Co., Inc.* (Diversified Financial Services)	221	796
Laclede Group, Inc. (Gas)	119	4,348
Ladish Co., Inc.* (Metal Fabricate/Hardware)	68	3,305
Lakeland Financial Corp. (Banks)	68	1,459
Landauer, Inc. (Commercial Services)	51	3,058
LaSalle Hotel Properties (REIT)	170	4,488
Lattice Semiconductor Corp.* (Semiconductors)	323	1,957
Lawson Software, Inc.* (Software)	425	3,931
Layne Christensen Co.* (Engineering & Construction)	51	1,755
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	867	1,248
Lexington Realty Trust (REIT)	408	3,244
LHC Group, Inc.* (Healthcare-Services)	68	2,040
Life Time Fitness, Inc.* (Leisure Time)	102	4,181
Limelight Networks, Inc.* (Internet)	323	1,877
Lin TV Corp.—Class A* (Media)	204	1,081
Lionbridge Technologies, Inc.* (Internet)	170	627
Liquidity Services, Inc.* (Internet)	136	1,911

See accompanying notes to the financial statements.

88 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Littelfuse, Inc. (Electrical Components & Equipment)	68	$3,200
Live Nation, Inc.* (Commercial Services)	391	4,465
LivePerson, Inc.* (Computers)	204	2,305
Liz Claiborne, Inc.* (Apparel)	408	2,921
LogMeIn, Inc.* (Telecommunications)	34	1,508
Loral Space & Communications, Inc.* (Telecommunications)	51	3,901
Louisiana-Pacific Corp.* (Forest Products & Paper)	391	3,699
LSB Industries, Inc.* (Miscellaneous Manufacturing)	102	2,475
LTC Properties, Inc. (REIT)	136	3,819
Lufkin Industries, Inc. (Oil & Gas Services)	85	5,303
Lumber Liquidators Holdings, Inc.* (Retail)	68	1,694
Luminex Corp.* (Healthcare-Products)	153	2,797
M/I Schottenstein Homes, Inc.* (Home Builders)	119	1,830
Magellan Health Services, Inc.* (Healthcare-Services)	102	4,823
Maidenform Brands, Inc.* (Apparel)	119	2,829
Manhattan Associates, Inc.* (Computers)	85	2,596
ManTech International Corp.—Class A* (Software)	51	2,108
Marcus Corp. (Lodging)	136	1,805
Martek Biosciences Corp.* (Biotechnology)	102	3,193
Masimo Corp. (Healthcare-Products)	153	4,448
MasTec, Inc.* (Telecommunications)	255	3,720
MB Financial, Inc. (Banks)	187	3,239
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	136	1,236
MCG Capital Corp. (Investment Companies)	459	3,199
McGrath Rentcorp (Commercial Services)	102	2,674
McMoRan Exploration Co.* (Oil & Gas)	255	4,371
Measurement Specialties, Inc.* (Electronics)	68	1,996
MedAssets, Inc.* (Software)	119	2,403
Mediacom Communications Corp.—Class A* (Media)	153	1,294
Medical Action Industries, Inc.* (Healthcare-Products)	153	1,466
Medical Properties Trust, Inc. (REIT)	391	4,235
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	221	5,921
Mentor Graphics Corp.* (Computers)	374	4,488
Mercury Computer Systems, Inc.* (Computers)	119	2,187
Merge Healthcare, Inc.* (Healthcare-Products)	357	1,332
Meridian Bioscience, Inc. (Healthcare-Products)	136	3,150
Merit Medical Systems, Inc.* (Healthcare-Products)	136	2,153
Meritage Homes Corp.* (Home Builders)	119	2,642
Metabolix, Inc.* (Miscellaneous Manufacturing)	68	828
Metalico, Inc.* (Environmental Control)	289	1,699
Methode Electronics, Inc. (Electronics)	102	1,323
MF Global Holdings, Ltd.* (Diversified Financial Services)	289	2,416
MFA Financial, Inc. (REIT)	680	5,549
MGIC Investment Corp.* (Insurance)	544	5,543
Michael Baker Corp.* (Engineering & Construction)	51	1,586
Micrel, Inc. (Semiconductors)	221	2,871
Microsemi Corp.* (Semiconductors)	323	7,397
MicroStrategy, Inc.—Class A* (Software)	34	2,906
Mid-America Apartment Communities, Inc. (REIT)	68	4,317
Middlesex Water Co. (Water)	153	2,808
Mine Safety Appliances Co. (Environmental Control)	136	4,234
Minerals Technologies, Inc. (Chemicals)	51	3,336
MKS Instruments, Inc.* (Semiconductors)	136	3,331
Mobile Mini, Inc.* (Storage/Warehousing)	119	2,343
Modine Manufacturing Co.* (Auto Parts & Equipment)	153	2,371
Molina Healthcare, Inc.* (Healthcare-Services)	51	1,420
Momenta Pharmaceuticals, Inc.* (Biotechnology)	153	2,290
Monarch Casino & Resort, Inc.* (Lodging)	68	850
Monolithic Power Systems, Inc.* (Semiconductors)	119	1,966
Monro Muffler Brake, Inc. (Commercial Services)	102	3,528
Montpelier Re Holdings, Ltd. (Insurance)	442	8,813
Moog, Inc.—Class A* (Aerospace/Defense)	136	5,413
Move, Inc.* (Internet)	595	1,529
MTS Systems Corp. (Computers)	119	4,458
Mueller Industries, Inc. (Metal Fabricate/Hardware)	153	5,003
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	408	1,701
Multi-Color Corp. (Commercial Services)	102	1,985
Multimedia Games, Inc.* (Leisure Time)	170	949
MVC Capital, Inc. (Investment Companies)	153	2,234
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	2,147
Myers Industries, Inc. (Miscellaneous Manufacturing)	255	2,484
MYR Group, Inc.* (Engineering & Construction)	85	1,785
Nabi Biopharmaceuticals* (Pharmaceuticals)	425	2,461
NACCO Industries, Inc.—Class A (Machinery-Diversified)	17	1,842
Nara Bancorp, Inc.* (Banks)	136	1,336
Nash Finch Co. (Food)	85	3,613
National Beverage Corp. (Beverages)	85	1,117
National CineMedia, Inc. (Entertainment)	119	2,369
National Financial Partners* (Diversified Financial Services)	153	2,050
National Health Investors, Inc. (REIT)	85	3,827
National Penn Bancshares, Inc. (Banks)	476	3,822
Natus Medical, Inc.* (Healthcare-Products)	153	2,170
Navigant Consulting Co.* (Commercial Services)	204	1,877
NBT Bancorp, Inc. (Banks)	136	3,284
NCI Building Systems, Inc.* (Building Materials)	102	1,427
Nektar Therapeutics* (Biotechnology)	289	3,714
Neogen Corp.* (Pharmaceuticals)	136	5,580
NETGEAR, Inc.* (Telecommunications)	119	4,008
Netlogic Microsystems, Inc.* (Semiconductors)	170	5,340
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	153	1,169
Neutral Tandem, Inc.* (Telecommunications)	136	1,964
New Jersey Resources Corp. (Gas)	153	6,596
NewAlliance Bancshares, Inc. (Savings & Loans)	323	4,839
NewMarket Corp. (Chemicals)	34	4,195
Newpark Resources, Inc.* (Oil & Gas Services)	272	1,676
Newport Corp.* (Electronics)	153	2,658

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 89

Common Stocks, continued
	Shares	Value

NGP Capital Resources Co. (Investment Companies)	102	$938
Nicor, Inc. (Gas)	153	7,638
Nolan Co.* (Media)	102	1,420
Nordson Corp. (Machinery-Diversified)	85	7,810
Northern Oil & Gas, Inc.* (Oil & Gas)	170	4,626
Northwest Bancshares, Inc. (Savings & Loans)	374	4,398
Northwest Natural Gas Co. (Gas)	153	7,110
NorthWestern Corp. (Electric)	187	5,391
Novatel Wireless, Inc.* (Telecommunications)	255	2,435
NPS Pharmaceuticals, Inc.* (Biotechnology)	238	1,880
NTELOS Holdings Corp. (Telecommunications)	119	2,267
Nu Skin Enterprises, Inc. (Retail)	136	4,115
Nutraceutical International Corp.* (Pharmaceuticals)	68	965
NuVasive, Inc.* (Healthcare-Products)	85	2,180
NxStage Medical, Inc.* (Healthcare-Products)	102	2,538
Obagi Medical Products, Inc.* (Pharmaceuticals)	119	1,374
Ocwen Financial Corp.* (Diversified Financial Services)	238	2,271
OfficeMax, Inc.* (Retail)	238	4,213
Old Dominion Freight Line, Inc.* (Transportation)	119	3,807
Old National Bancorp (Banks)	391	4,649
Olin Corp. (Chemicals)	255	5,233
Olympic Steel, Inc. (Iron/Steel)	68	1,950
OM Group, Inc.* (Chemicals)	119	4,583
OmniVision Technologies, Inc.* (Semiconductors)	153	4,530
Omnova Solutions, Inc.* (Chemicals)	238	1,990
On Assignment, Inc.* (Commercial Services)	153	1,247
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	204	7,521
Openwave Systems, Inc.* (Internet)	510	1,081
OPNET Technologies, Inc. (Software)	102	2,731
Oppenheimer Holdings, Inc.—Class A (Diversified Financial Services)	68	1,782
OraSure Technologies, Inc.* (Healthcare-Products)	238	1,368
Orbital Sciences Corp.* (Aerospace/Defense)	255	4,368
Orient-Express Hotels, Ltd.—Class A* (Lodging)	272	3,533
Oriental Financial Group, Inc. (Banks)	136	1,699
Orion Marine Group, Inc.* (Engineering & Construction)	136	1,578
Oritani Financial Corp. (Savings & Loans)	255	3,121
OSI Systems, Inc.* (Electronics)	51	1,854
Otter Tail Corp. (Electric)	170	3,832
Owens & Minor, Inc. (Distribution/Wholesale)	170	5,003
Oxford Industries, Inc. (Apparel)	51	1,306
P.F. Chang’s China Bistro, Inc. (Retail)	68	3,295
Pacer International, Inc.* (Transportation)	136	930
Pacific Sunwear of California, Inc.* (Retail)	272	1,474
PacWest Bancorp (Banks)	170	3,635
PAETEC Holding Corp.* (Telecommunications)	459	1,717
Pain Therapeutics, Inc.* (Pharmaceuticals)	136	918
Palomar Medical Technologies, Inc.* (Healthcare-Products)	119	1,691
Panhandle Oil & Gas, Inc.—Class A (Oil & Gas)	34	932
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	119	4,583
Parametric Technology Corp.* (Software)	323	7,277
PAREXEL International Corp.* (Commercial Services)	187	3,970
Parker Drilling Co.* (Oil & Gas)	527	2,408
Parkway Properties, Inc. (REIT)	136	2,383
Patriot Coal Corp.* (Coal)	238	4,610
PDL BioPharma, Inc. (Biotechnology)	544	3,389
Pebblebrook Hotel Trust (REIT)	85	1,727
Pegasystems, Inc. (Software)	51	1,868
Penn Virginia Corp. (Oil & Gas)	187	3,145
Perficient, Inc.* (Internet)	153	1,912
Pericom Semiconductor Corp.* (Semiconductors)	170	1,867
Petroleum Development* (Oil & Gas)	85	3,588
PetroQuest Energy, Inc.* (Oil & Gas)	272	2,048
Pharmasset, Inc.* (Pharmaceuticals)	85	3,690
PharMerica Corp.* (Pharmaceuticals)	187	2,141
PHH Corp.* (Commercial Services)	170	3,935
PHI, Inc.* (Transportation)	85	1,601
Photronics, Inc.* (Semiconductors)	357	2,110
PICO Holdings, Inc.* (Water)	102	3,244
Piedmont Natural Gas Co., Inc. (Gas)	272	7,605
Pier 1 Imports, Inc.* (Retail)	306	3,213
Pinnacle Entertainment, Inc.* (Entertainment)	187	2,622
Pinnacle Financial Partners, Inc.* (Banks)	153	2,078
Pioneer Drilling Co.* (Oil & Gas)	170	1,498
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	51	1,785
Plantronics, Inc. (Telecommunications)	153	5,695
Platinum Underwriters Holdings, Ltd. (Insurance)	119	5,351
Playboy Enterprises, Inc.—Class B* (Media)	204	1,065
Plexus Corp.* (Electronics)	119	3,682
PMFG, Inc.* (Miscellaneous Manufacturing)	34	558
PMI Group, Inc.* (Insurance)	408	1,346
PNM Resources, Inc. (Electric)	357	4,648
Polaris Industries, Inc. (Leisure Time)	85	6,632
PolyOne Corp.* (Chemicals)	221	2,760
Polypore International, Inc.* (Miscellaneous Manufacturing)	68	2,770
Pool Corp. (Distribution/Wholesale)	102	2,299
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	34	2,557
Post Properties, Inc. (REIT)	170	6,171
Potlatch Corp. (Forest Products & Paper)	119	3,873
Power Integrations, Inc. (Semiconductors)	85	3,412
Power-One, Inc.* (Electrical Components & Equipment)	85	867
PowerSecure International, Inc.* (Electrical Components & Equipment)	119	926
Premiere Global Services, Inc.* (Telecommunications)	323	2,196
PriceSmart, Inc. (Retail)	102	3,879
PrivateBancorp, Inc. (Banks)	153	2,200
ProAssurance Corp.* (Insurance)	119	7,211
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	221	1,207
Prospect Capital Corp. (Investment Companies)	204	2,203
Prosperity Bancshares, Inc. (Banks)	136	5,342
Provident Financial Services, Inc. (Savings & Loans)	272	4,115
Provident New York Bancorp (Savings & Loans)	153	1,605

See accompanying notes to the financial statements.

90 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

PS Business Parks, Inc. (REIT)	68	$3,789
PSS World Medical, Inc.* (Healthcare-Products)	170	3,842
Quaker Chemical Corp. (Chemicals)	51	2,125
Quanex Building Products Corp. (Building Materials)	102	1,935
Quantum Corp.* (Computers)	1,122	4,174
Quest Software, Inc.* (Software)	187	5,187
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	153	2,254
Quidel Corp.* (Healthcare-Products)	136	1,965
Quiksilver, Inc.* (Apparel)	374	1,896
Rackspace Hosting, Inc.* (Internet)	255	8,010
Radian Group, Inc. (Insurance)	357	2,881
Radiant Systems, Inc.* (Computers)	136	2,662
Ramco-Gershenson Properties Trust (REIT)	170	2,116
Raven Industries, Inc. (Miscellaneous Manufacturing)	51	2,432
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	85	3,322
RealNetworks, Inc.* (Internet)	340	1,428
Red Robin Gourmet Burgers, Inc.* (Retail)	68	1,460
Redwood Trust, Inc. (REIT)	272	4,061
Regis Corp. (Retail)	221	3,669
RehabCare Group, Inc.* (Healthcare-Services)	85	2,014
Rent-A-Center, Inc. (Commercial Services)	153	4,939
Resources Connection, Inc. (Commercial Services)	170	3,160
Retail Ventures, Inc.* (Retail)	170	2,771
REX American Resources Corp.* (Energy-Alternate Sources)	51	783
Rex Energy Corp.* (Oil & Gas)	136	1,856
RF Micro Devices, Inc.* (Telecommunications)	782	5,748
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	238	1,792
RightNow Technologies, Inc.* (Software)	85	2,012
Riverbed Technology, Inc.* (Computers)	340	11,958
RLI Corp. (Insurance)	119	6,256
Rock-Tenn Co.—Class A (Forest Products & Paper)	85	4,586
Rockwood Holdings, Inc.* (Chemicals)	136	5,320
Rofin-Sinar Technologies, Inc.* (Electronics)	85	3,012
Rogers Corp.* (Electronics)	85	3,251
Rosetta Resources, Inc.* (Oil & Gas)	170	6,399
RPC, Inc. (Oil & Gas Services)	221	4,005
RSC Holdings, Inc.* (Commercial Services)	306	2,980
RTI Biologics, Inc.* (Healthcare-Products)	340	908
RTI International Metals, Inc.* (Mining)	102	2,752
Ruby Tuesday, Inc.* (Retail)	170	2,220
Ruddick Corp. (Food)	119	4,384
Rue21, Inc.* (Retail)	51	1,495
Rush Enterprises, Inc.* (Retail)	136	2,780
S1 Corp.* (Internet)	493	3,402
Safety Insurance Group, Inc. (Insurance)	85	4,043
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	153	7,185
Sally Beauty Holdings, Inc.* (Retail)	306	4,446
Sanderson Farms, Inc. (Food)	68	2,662
Sandy Spring Bancorp, Inc. (Banks)	102	1,880
Santarus, Inc.* (Pharmaceuticals)	374	1,223
Sapient Corp. (Internet)	255	3,085
Saul Centers, Inc. (REIT)	51	2,415
Savient Pharmaceuticals, Inc.* (Biotechnology)	255	2,841
SAVVIS, Inc.* (Telecommunications)	119	3,037
SCBT Financial Corp. (Banks)	51	1,670
Scholastic Corp. (Media)	136	4,017
Schulman (A.), Inc. (Chemicals)	136	3,113
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	51	3,209
SeaChange International, Inc.* (Software)	170	1,453
Sealy Corp.* (Home Furnishings)	442	1,291
Seattle Genetics, Inc.* (Biotechnology)	272	4,066
Semtech Corp.* (Semiconductors)	238	5,388
Seneca Foods Corp.—Class A* (Food)	51	1,376
Sensient Technologies Corp. (Chemicals)	153	5,620
Shenandoah Telecommunications Co. (Telecommunications)	51	955
ShoreTel, Inc.* (Telecommunications)	170	1,328
Shuffle Master, Inc.* (Entertainment)	255	2,920
Shutterfly, Inc.* (Internet)	119	4,169
Signature Bank* (Banks)	136	6,800
Silgan Holdings, Inc. (Packaging & Containers)	85	3,044
Silicon Graphics International Corp.* (Computers)	136	1,228
Silicon Image, Inc.* (Semiconductors)	289	2,124
Simpson Manufacturing Co., Inc. (Building Materials)	119	3,678
Sinclair Broadcast Group, Inc.—Class A (Media)	153	1,252
Sirona Dental Systems, Inc.* (Healthcare-Products)	102	4,262
SJW Corp. (Water)	34	900
Skechers U.S.A., Inc.—Class A* (Apparel)	102	2,040
Skyline Corp. (Home Builders)	51	1,330
SkyWest, Inc. (Airlines)	170	2,655
Smart Balance, Inc.* (Food)	255	1,104
Smith Corp. (Miscellaneous Manufacturing)	102	3,884
Smith Micro Software, Inc.* (Software)	136	2,141
Snyders-Lance, Inc. (Food)	102	2,391
Solarwinds, Inc.* (Software)	102	1,963
Solutia, Inc.* (Chemicals)	340	7,847
Sonic Automotive, Inc. (Retail)	221	2,926
Sonic Corp.* (Retail)	238	2,409
Sonus Networks, Inc.* (Telecommunications)	527	1,407
Sotheby’s (Commercial Services)	187	8,415
Sourcefire, Inc.* (Internet)	85	2,204
South Jersey Industries, Inc. (Gas)	85	4,490
Southside Bancshares, Inc. (Banks)	68	1,433
Sovran Self Storage, Inc. (REIT)	102	3,755
Spartan Stores, Inc. (Food)	119	2,017
SRA International, Inc.—Class A* (Computers)	170	3,476
Stage Stores, Inc. (Retail)	221	3,832
Standard Microsystems Corp.* (Semiconductors)	102	2,941
Standard Pacific Corp.* (Home Builders)	340	1,564
Standex International Corp. (Miscellaneous Manufacturing)	51	1,525
Starwood Property Trust, Inc. (REIT)	136	2,921
Steelcase, Inc.—Class A (Office Furnishings)	221	2,336
Steiner Leisure, Ltd.* (Commercial Services)	68	3,176
StellarOne Corp. (Banks)	102	1,483
Stepan Co. (Chemicals)	17	1,297
STERIS Corp. (Healthcare-Products)	170	6,198
Sterling Bancshares, Inc. (Banks)	306	2,148
Steven Madden, Ltd.* (Apparel)	68	2,837
Stewart Enterprises, Inc.—Class A (Commercial Services)	442	2,957

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 91

Common Stocks, continued
	Shares	Value

Stewart Information Services Corp. (Insurance)	119	$1,372
Stifel Financial Corp.* (Diversified Financial Services)	68	4,219
Stillwater Mining Co.* (Mining)	136	2,904
Stone Energy Corp.* (Oil & Gas)	187	4,168
STR Holdings, Inc.* (Miscellaneous Manufacturing)	85	1,700
Strategic Hotels & Resorts, Inc.* (REIT)	391	2,068
SuccessFactors, Inc.* (Commercial Services)	170	4,923
Sunstone Hotel Investors, Inc.* (REIT)	375	3,874
Super Micro Computer, Inc.* (Computers)	68	785
SuperGen, Inc.* (Biotechnology)	357	935
Support.com, Inc.* (Internet)	289	1,873
Susquehanna Bancshares, Inc. (Banks)	374	3,620
SVB Financial Group* (Banks)	85	4,509
Swift Energy Co.* (Oil & Gas)	119	4,659
Sykes Enterprises, Inc.* (Computers)	170	3,444
Syniverse Holdings, Inc.* (Telecommunications)	136	4,196
SYNNEX Corp.* (Software)	119	3,713
Synovis Life Technologies, Inc.* (Healthcare-Products)	68	1,095
Syntel, Inc. (Computers)	68	3,250
Take-Two Interactive Software, Inc.* (Software)	238	2,913
TAL International Group, Inc. (Trucking & Leasing)	68	2,099
Taleo Corp.—Class A* (Software)	119	3,290
Tanger Factory Outlet Centers, Inc. (REIT)	68	3,481
Taser International, Inc.* (Electronics)	221	1,039
Tecumseh Products Co.—Class A* (Machinery-Diversified)	68	887
Tekelec* (Telecommunications)	136	1,620
TeleCommunication Systems, Inc.—Class A* (Internet)	255	1,191
Teledyne Technologies, Inc.* (Aerospace/Defense)	102	4,485
TeleTech Holdings, Inc.* (Commercial Services)	170	3,500
Tennant Co. (Machinery-Diversified)	51	1,959
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	170	6,997
Terremark Worldwide, Inc.* (Internet)	238	3,082
Tessera Technologies, Inc.* (Semiconductors)	153	3,389
Tetra Tech, Inc.* (Environmental Control)	170	4,260
TETRA Technologies, Inc.* (Oil & Gas Services)	272	3,229
Texas Capital Bancshares, Inc.* (Banks)	187	3,977
Texas Roadhouse, Inc.—Class A* (Retail)	170	2,919
The Andersons, Inc. (Agriculture)	68	2,472
The Bancorp, Inc.* (Banks)	119	1,210
The Cato Corp.—Class A (Retail)	119	3,262
The Children’s Place Retail Stores, Inc.* (Retail)	68	3,376
The Corporate Executive Board Co. (Commercial Services)	102	3,830
The Ensign Group, Inc. (Healthcare-Services)	119	2,960
The Finish Line, Inc.—Class A (Retail)	119	2,046
The Geo Group, Inc.* (Commercial Services)	119	2,935
The Gorman-Rupp Co. (Machinery-Diversified)	68	2,198
The Greenbrier Cos., Inc.* (Trucking & Leasing)	85	1,784
The Hain Celestial Group, Inc.* (Food)	153	4,140
The Jones Group, Inc. (Apparel)	187	2,906
The Knot, Inc.* (Internet)	221	2,183
The Medicines Co.* (Pharmaceuticals)	204	2,883
The Men’s Wearhouse, Inc. (Retail)	170	4,247
The Middleby Corp.* (Machinery-Diversified)	34	2,870
The Navigators Group, Inc.* (Insurance)	51	2,568
The Pantry, Inc.* (Retail)	119	2,363
The Pep Boys-Manny, Moe & Jack (Retail)	187	2,511
The Phoenix Cos., Inc.* (Insurance)	476	1,209
The Princeton Review, Inc.* (Commercial Services)	357	421
The Ryland Group, Inc. (Home Builders)	153	2,606
The Talbots, Inc.* (Retail)	204	1,738
The Timberland Co.—Class A* (Apparel)	119	2,926
The Ultimate Software Group, Inc.* (Software)	119	5,787
The Warnaco Group, Inc.* (Apparel)	119	6,553
The Wet Seal, Inc.—Class A* (Retail)	527	1,950
Theravance, Inc.* (Pharmaceuticals)	187	4,688
THQ, Inc.* (Software)	289	1,751
Tibco Software, Inc.* (Internet)	493	9,717
TiVo, Inc.* (Home Furnishings)	289	2,494
TNS, Inc.* (Commercial Services)	102	2,122
TomoTherapy, Inc.* (Healthcare-Products)	306	1,105
Tompkins Financial Corp. (Banks)	34	1,331
Transcend Services, Inc.* (Commercial Services)	102	1,998
TreeHouse Foods, Inc.* (Food)	102	5,211
TriMas Corp.* (Miscellaneous Manufacturing)	85	1,739
Triple-S Management Corp.—Class B* (Healthcare-Services)	119	2,271
TriQuint Semiconductor, Inc.* (Semiconductors)	391	4,571
Triumph Group, Inc. (Aerospace/Defense)	34	3,040
True Religion Apparel, Inc.* (Apparel)	85	1,892
TrueBlue, Inc.* (Commercial Services)	170	3,058
TrustCo Bank Corp. NY (Banks)	408	2,587
Trustmark Corp. (Banks)	187	4,645
TTM Technologies, Inc.* (Electronics)	272	4,055
Tutor Perini Corp. (Engineering & Construction)	119	2,548
Tyler Technologies, Inc.* (Computers)	153	3,176
U-Store-It Trust (REIT)	374	3,564
U.S. Physical Therapy, Inc.* (Healthcare-Services)	102	2,022
UIL Holdings Corp. (Electric)	136	4,075
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	85	2,890
Ultratech Stepper, Inc.* (Semiconductors)	85	1,690
UMB Financial Corp. (Banks)	153	6,337
Umpqua Holdings Corp. (Banks)	357	4,348
Union First Market Bankshares Corp. (Banks)	119	1,759
Unisource Energy Corp. (Electric)	119	4,265
Unisys Corp.* (Computers)	136	3,521
United Community Banks, Inc.* (Banks)	357	696
United Fire & Casualty Co. (Insurance)	85	1,897
United Natural Foods, Inc.* (Food)	119	4,365
United Online, Inc. (Internet)	425	2,805
United Rentals, Inc.* (Commercial Services)	187	4,254
Unitil Corp. (Electric)	85	1,933
Universal American Financial Corp. (Insurance)	153	3,129
Universal Corp. (Agriculture)	68	2,768
Universal Electronics, Inc.* (Home Furnishings)	85	2,411
Universal Forest Products, Inc. (Building Materials)	68	2,645
Universal Health Realty Income Trust (REIT)	85	3,105
Universal Technical Institute, Inc. (Commercial Services)	85	1,872

See accompanying notes to the financial statements.

92 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued
	Shares	Value

Univest Corp. of Pennsylvania (Banks)	51	$978
Urstadt Biddle Properties—Class A (REIT)	119	2,315
US Airways Group, Inc.* (Airlines)	459	4,595
US Ecology, Inc. (Environmental Control)	119	2,068
US Gold Corp.* (Mining)	357	2,881
USA Mobility, Inc. (Telecommunications)	136	2,417
USA Truck, Inc.* (Transportation)	51	675
USEC, Inc.* (Mining)	357	2,149
VAALCO Energy, Inc.* (Oil & Gas)	255	1,826
Vail Resorts, Inc.* (Entertainment)	102	5,308
Valassis Communications, Inc.* (Commercial Services)	119	3,850
ValueClick, Inc.* (Internet)	272	4,360
Veeco Instruments, Inc.* (Semiconductors)	119	5,112
Venoco, Inc.* (Oil & Gas)	136	2,509
VeriFone Systems, Inc.* (Software)	238	9,177
Viad Corp. (Commercial Services)	119	3,031
ViaSat, Inc.* (Telecommunications)	68	3,020
Vicor Corp. (Electrical Components & Equipment)	119	1,952
ViroPharma, Inc.* (Pharmaceuticals)	272	4,711
Vital Images, Inc.* (Software)	68	951
Vitamin Shoppe, Inc.* (Retail)	51	1,716
Vocus, Inc.* (Internet)	102	2,821
Volcano Corp.* (Healthcare-Products)	153	4,178
Volcom, Inc. (Apparel)	102	1,925
Volterra Semiconductor Corp.* (Semiconductors)	85	1,969
W&T Offshore, Inc. (Oil & Gas)	187	3,342
W.R. Grace & Co.* (Chemicals)	170	5,972
Warren Resources, Inc.* (Oil & Gas)	442	1,998
Washington Trust Bancorp, Inc. (Banks)	51	1,116
Watsco, Inc. (Distribution/Wholesale)	68	4,289
WD-40 Co. (Household Products/Wares)	85	3,424
Websense, Inc.* (Internet)	153	3,098
Webster Financial Corp. (Banks)	204	4,019
WellCare Health Plans, Inc.* (Healthcare-Services)	119	3,596
Werner Enterprises, Inc. (Transportation)	136	3,074
WesBanco, Inc. (Banks)	102	1,934
West Pharmaceutical Services, Inc. (Healthcare-Products)	136	5,603
Western Alliance Bancorp* (Banks)	204	1,501
Westlake Chemical Corp. (Chemicals)	68	2,956
Willbros Group, Inc.* (Oil & Gas Services)	204	2,003
Winn-Dixie Stores, Inc.* (Food)	187	1,341
Winnebago Industries, Inc.* (Home Builders)	119	1,809
Winthrop Realty Trust (REIT)	102	1,305
Wintrust Financial Corp. (Banks)	85	2,808
Wolverine World Wide, Inc. (Apparel)	136	4,336
Woodward Governor Co. (Electronics)	187	7,024
World Fuel Services Corp. (Retail)	170	6,147
Worthington Industries, Inc. (Metal Fabricate/Hardware)	204	3,754
Wright Express Corp.* (Commercial Services)	102	4,692
Wright Medical Group, Inc.* (Healthcare-Products)	119	1,848
Young Innovations, Inc. (Healthcare-Products)	34	1,088
Zep, Inc. (Chemicals)	85	1,690
Zoran Corp.* (Semiconductors)	221	1,945
Zumiez, Inc.* (Retail)	85	2,284
Zygo Corp.* (Electronics)	85	1,040

TOTAL COMMON STOCKS
(Cost $1,913,202)		2,967,710

Corporate Bonds(NM)
	Principal
	Amount	Value

GAMCO Investors, Inc., 0.00%, 12/31/15(a)	$163	$163

TOTAL CORPORATE BONDS
(Cost $163)		163

U.S. Treasury Obligations (15.6%)
U.S. Treasury Notes, 0.625%, 12/31/12	5,046,000	5,048,759

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,050,527)		5,048,759

Repurchase Agreements (87.6%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,226,005 (Collateralized by $1,229,300 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,250,812)	1,226,000	1,226,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $3,027,040 (Collateralized by $3,093,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.21%‡–4.50%, 2/28/11-8/8/11, total value of $3,089,189)	3,027,000	3,027,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $23,459,313 (Collateralized by $23,738,800 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $23,928,723)	23,459,000	23,459,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $550,003 (Collateralized by $553,341 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-1/15/12, total value of $561,049)	550,000	550,000

TOTAL REPURCHASE AGREEMENTS
(Cost $28,262,000)		28,262,000

TOTAL INVESTMENT SECURITIES
(Cost $35,225,892)—112.4%		36,278,632
Net other assets (liabilities)—(12.4)%		(4,012,568)

NET ASSETS—100.0%		$32,266,064

(a)	Zero-coupon security
*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $8,067,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 93

Futures Contracts Purchased
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Russell 2000 Mini Index Futures Contract expiring 3/21/11 (Underlying notional amount at value $2,971,980)	38	$67,213

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$33,460,401	$(427,526)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	25,090,523	(264,137)

		$(691,663)

ProFund VP UltraSmall-Cap invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Advertising	$2,388	NM
Aerospace/Defense	34,587	0.1%
Aerospace/Defense Equipment	4,920	NM
Agriculture	7,402	NM
Airlines	21,945	0.1%
Apparel	59,003	0.2%
Auto Manufacturers	1,780	NM
Auto Parts & Equipment	31,437	0.1%
Banks	170,883	0.5%
Beverages	2,827	NM
Biotechnology	51,783	0.2%
Building Materials	11,059	NM
Chemicals	78,205	0.2%
Coal	17,531	0.1%
Commercial Services	181,605	0.6%
Computers	73,553	0.2%
Distribution/Wholesale	22,798	0.1%
Diversified Financial Services	42,687	0.1%
Electric	41,764	0.1%
Electrical Components & Equipment	28,588	0.1%
Electronics	81,579	0.3%
Energy-Alternate Sources	3,764	NM
Engineering & Construction	17,748	0.1%
Entertainment	18,806	0.1%
Environmental Control	25,615	0.1%
Food	45,031	0.1%
Forest Products & Paper	28,838	0.1%
Gas	37,787	0.1%
Hand/Machine Tools	11,881	NM
Healthcare-Products	115,858	0.4%
Healthcare-Services	58,443	0.2%
Holding Companies-Diversified	3,308	NM
Home Builders	11,781	NM
Home Furnishings	11,439	NM
Household Products/Wares	13,449	NM
Insurance	87,271	0.3%
Internet	108,690	0.3%
Investment Companies	26,344	0.1%
Iron/Steel	3,565	NM
Leisure Time	19,316	0.1%
Lodging	9,854	NM
Machinery-Construction & Mining	2,204	NM
Machinery-Diversified	50,219	0.2%
Media	21,102	0.1%
Metal Fabricate/Hardware	25,683	0.1%
Mining	44,303	0.1%
Miscellaneous Manufacturing	73,496	0.2%
Office Furnishings	15,972	0.1%
Oil & Gas	91,608	0.3%
Oil & Gas Services	56,554	0.2%
Packaging & Containers	4,896	NM
Pharmaceuticals	89,124	0.3%
REIT	198,684	0.6%
Real Estate	2,953	NM
Retail	199,504	0.6%
Savings & Loans	30,509	0.1%
Semiconductors	101,452	0.3%
Software	115,272	0.4%
Storage/Warehousing	2,343	NM
Telecommunications	130,917	0.4%
Textiles	3,678	NM
Toys/Games/Hobbies	4,027	NM
Transportation	51,915	0.2%
Trucking & Leasing	9,280	NM
Water	14,903	NM
Other**	29,298,354	90.8%

Total	$32,266,064	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

94 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$35,225,892

Securities, at value	8,016,632
Repurchase agreements, at value	28,262,000

Total Investment Securities, at value	36,278,632
Segregated cash balances with custodian	804
Segregated cash balances with brokers	173,660
Dividends and interest receivable	3,517
Receivable for capital shares issued	2,119,410
Receivable for investments sold	9,271
Prepaid expenses	102

TOTAL ASSETS	38,585,396

LIABILITIES:
Cash overdraft	1,100
Payable for capital shares redeemed	5,533,691
Unrealized loss on swap agreements	691,663
Variation margin on futures contracts	22,800
Advisory fees payable	18,130
Management services fees payable	2,417
Administration fees payable	1,062
Administrative services fees payable	12,210
Distribution fees payable	11,125
Trustee fees payable	1
Transfer agency fees payable	2,889
Fund accounting fees payable	2,126
Compliance services fees payable	92
Other accrued expenses	20,026

TOTAL LIABILITIES	6,319,332

NET ASSETS	$32,266,064

NET ASSETS CONSIST OF:
Capital	$30,994,032
Accumulated net investment income (loss)	(580)
Accumulated net realized gains (losses) on investments	844,322
Net unrealized appreciation (depreciation) on investments	428,290

NET ASSETS	$32,266,064

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,998,516

Net Asset Value (offering and redemption price per share)	$16.15

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$40,510
Interest	23,602

TOTAL INVESTMENT INCOME	64,112

EXPENSES:
Advisory fees	178,403
Management services fees	23,787
Administration fees	9,969
Transfer agency fees	13,900
Administrative services fees	70,716
Distribution fees	59,468
Custody fees	11,493
Fund accounting fees	24,668
Trustee fees	330
Compliance services fees	197
Other fees	39,698

Total Gross Expenses before reductions	432,629
Less Expenses reduced by the Advisor	(32,027)

TOTAL NET EXPENSES	400,602

NET INVESTMENT INCOME (LOSS)	(336,490)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,196,114
Net realized gains (losses) on futures contracts	1,115,378
Net realized gains (losses) on swap agreements	6,415,948
Change in net unrealized appreciation/depreciation on investments	(949,482)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,777,958

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,441,468

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 95

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(336,490)	$(153,993)
Net realized gains (losses) on investments	8,727,440	5,768,284
Change in net unrealized appreciation/depreciation on investments	(949,482)	(911,555)

Change in net assets resulting from operations	7,441,468	4,702,736

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(17,817)

Change in net assets resulting from distributions	—	(17,817)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	359,714,277	355,078,876
Dividends reinvested	—	17,817
Value of shares redeemed	(351,719,392)	(365,721,279)

Change in net assets resulting from capital transactions	7,994,885	(10,624,586)

Change in net assets	15,436,353	(5,939,667)
NET ASSETS:
Beginning of period	16,829,711	22,769,378

End of period	$32,266,064	$16,829,711

Accumulated net investment income (loss)	$(580)	$(1,448)

SHARE TRANSACTIONS:
Issued	30,000,475	46,013,191
Reinvested	—	1,676
Redeemed	(29,547,974)	(47,398,461)

Change in shares	452,501	(1,383,594)

See accompanying notes to the financial statements.

96 :: ProFund VP UltraSmall-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$10.89	$7.77	$23.23	$27.10	$21.51

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.07)	0.01	0.17	0.20
Net realized and unrealized gains (losses) on investments	5.44	3.20	(15.26)	(3.73)	5.40

Total income (loss) from investment activities	5.26	3.13	(15.25)	(3.56)	5.60

Distributions to Shareholders From:
Net investment income	—	(0.01)	(0.21)	(0.31)	(0.01)

Net Asset Value, End of Period	$16.15	$10.89	$7.77	$23.23	$27.10

Total Return	48.44%	40.18%	(66.18)%	(13.21)%	26.05%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.89%	1.83%	1.73%	1.72%
Net expenses	1.68%	1.66%	1.63%	1.63%	1.69%
Net investment income (loss)	(1.41)%	(0.97)%	0.10%	0.63%	0.82%

Supplemental Data:
Net assets, end of period (000’s)	$32,266	$16,830	$22,769	$23,541	$58,562
Portfolio turnover rate(b)	211%	153%	368%	418%	208%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Short Small-Cap :: 97

The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of -28.94%, compared to a total return of 26.87%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Riverbed Technology Inc (+206.23%), Verifone Systems Inc (+135.41%), and Deckers Outdoor Corp (+135.18%), while the bottom three performers in this group were Nordson Corp (+50.18%), Rackspace Hosting Inc (+50.65%), and Hecla Mining Co (+82.20%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from September 3, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Short Small-Cap	-28.94%	-11.28%	-13.31%
Russell 2000 Index	26.87%	4.48%	10.57%

Expense Ratios**

Fund	Gross	Net

ProFund VP Short Small-Cap	1.81%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(8)%
Swap Agreements	(92)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index – Composition

% of Index

Financial	21%
Consumer Non-Cyclical	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	5%
Basic Materials	5%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

98 :: ProFund VP Short Small-Cap :: Financial Statements

Schedule of Portfolio Investments

Repurchase Agreements (95.2%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,125,005 (Collateralized by $1,128,000 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,147,739)	$1,125,000	$1,125,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,125,015 (Collateralized by $1,150,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $1,148,549)	1,125,000	1,125,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,122,015 (Collateralized by $1,148,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $1,146,077)	1,122,000	1,122,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,125,014 (Collateralized by $1,150,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $1,154,312)	1,125,000	1,125,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $1,125,007 (Collateralized by $1,121,200 of various U.S. Treasury Notes, 1.88%–4.63%, 8/31/11-6/15/12, total value of $1,147,651)	1,125,000	1,125,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,622,000)		5,622,000

TOTAL INVESTMENT SECURITIES (Cost $5,622,000)—95.2%		5,622,000
Net other assets (liabilities)—4.8%		282,207

NET ASSETS—100.0%		$5,904,207

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $480,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Russell 2000 Mini Index Futures Contract expiring 3/21/11 (Underlying notional amount at value $469,260)	6	$(10,694)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(3,106,069)	$27,161
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(2,336,179)	24,253

		$51,414

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 99

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$5,622,000

Repurchase agreements, at value	5,622,000

Total Investment Securities, at value	5,622,000
Cash	378
Segregated cash balances with brokers	26,580
Interest receivable	18
Unrealized gain on swap agreements	51,414
Receivable for capital shares issued	556,505
Variation margin on futures contracts	3,600
Prepaid expenses	76

TOTAL ASSETS	6,260,571

LIABILITIES:
Payable for capital shares redeemed	334,090
Advisory fees payable	3,033
Management services fees payable	404
Administration fees payable	323
Administrative services fees payable	3,642
Distribution fees payable	3,262
Transfer agency fees payable	759
Fund accounting fees payable	647
Compliance services fees payable	33
Other accrued expenses	10,171

TOTAL LIABILITIES	356,364

NET ASSETS	$5,904,207

NET ASSETS CONSIST OF:
Capital	$23,958,071
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(18,094,584)
Net unrealized appreciation (depreciation) on investments	40,720

NET ASSETS	$5,904,207

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	697,171

Net Asset Value (offering and redemption price per share)	$8.47

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$13,824

EXPENSES:
Advisory fees	93,505
Management services fees	12,467
Administration fees	5,493
Transfer agency fees	7,867
Administrative services fees	34,934
Distribution fees	31,168
Custody fees	6,030
Fund accounting fees	10,455
Trustee fees	162
Compliance services fees	119
Other fees	21,868

Total Gross Expenses before reductions	224,068
Less Expenses reduced by the Advisor	(14,617)

TOTAL NET EXPENSES	209,451

NET INVESTMENT INCOME (LOSS)	(195,627)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(521,956)
Net realized gains (losses) on swap agreements	(4,020,771)
Change in net unrealized appreciation/depreciation on investments	(36,884)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,579,611)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,775,238)

See accompanying notes to the financial statements.

100 :: ProFund VP Short Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(195,627)	$(368,987)
Net realized gains (losses) on investments	(4,542,727)	(10,397,721)
Change in net unrealized appreciation/depreciation on investments	(36,884)	671,918

Change in net assets resulting from operations	(4,775,238)	(10,094,790)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(120,502)

Change in net assets resulting from distributions	—	(120,502)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	295,067,097	534,646,994
Dividends reinvested	—	120,502
Value of shares redeemed	(297,752,434)	(523,684,945)

Change in net assets resulting from capital transactions	(2,685,337)	11,082,551

Change in net assets	(7,460,575)	867,259
NET ASSETS:
Beginning of period	13,364,782	12,497,523

End of period	$5,904,207	$13,364,782

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	28,112,417	36,100,406
Reinvested	—	9,695
Redeemed	(28,536,841)	(35,693,875)

Change in shares	(424,424)	416,226

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short Small-Cap :: 101

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$11.92	$17.72	$14.85	$14.58	$16.62

Investment Activities:
Net investment income (loss)(a)	(0.17)	(0.24)	0.08	0.50	0.56
Net realized and unrealized gains (losses) on investments	(3.28)	(5.49)	3.37	0.15	(2.50)

Total income (loss) from investment activities	(3.45)	(5.73)	3.45	0.65	(1.94)

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.58)	(0.38)	(0.10)

Net Asset Value, End of Period	$8.47	$11.92	$17.72	$14.85	$14.58

Total Return	(28.94)%	(32.37)%	24.08%	4.46%	(11.73)%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.81%	1.71%	1.67%	1.67%
Net expenses	1.68%	1.67%	1.63%	1.62%	1.62%
Net investment income (loss)	(1.57)%	(1.57)%	0.49%	3.42%	3.52%

Supplemental Data:
Net assets, end of period (000’s)	$5,904	$13,365	$12,498	$15,367	$13,052
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

102 :: ProFund VP Short NASDAQ-100 :: Management Discussion of Fund Performance

The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of -21.18%, compared to a total return of 20.16%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+53.07%), Starbucks Corp (+39.33%), and Amazon.com Inc (+33.81%), while the bottom three performers in this group were Cisco Systems Inc (-15.50%), Microsoft Corp (-8.43%), and Teva Pharmaceutical Industries Ltd (-7.21%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short NASDAQ-100 from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Short NASDAQ-100	-21.18%	-9.58%	-10.62%
NASDAQ-100 Index	20.16%	6.80%	7.15%

Expense Ratios**

Fund	Gross	Net

ProFund VP Short NASDAQ-100	1.81%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(6)%
Swap Agreements	(94)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition

% of Index

Technology	47%
Communications	27%
Consumer Non-Cyclical	14%
Consumer Cyclical	8%
Industrial	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 103

Schedule of Portfolio Investments

U.S. Treasury Obligations (21.3%)
	Principal
	Amount	Value

U.S. Treasury Notes, 0.625%, 12/31/12	$2,005,000	$2,006,096

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,006,799)		2,006,096

Repurchase Agreements (106.6%)
Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,009,008 (Collateralized by $2,014,200 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $2,049,447)	2,009,000	2,009,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,009,027 (Collateralized by $2,054,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $2,051,408)	2,009,000	2,009,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,002,027 (Collateralized by $2,048,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $2,044,570)	2,002,000	2,002,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,009,025 (Collateralized by $2,050,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.50%–4.50%, 2/28/11-6/30/11, total value of $2,057,794)	2,009,000	2,009,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $2,009,012 (Collateralized by $2,008,194 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-6/15/12, total value of $2,049,275)	2,009,000	2,009,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,038,000)		10,038,000

TOTAL INVESTMENT SECURITIES
(Cost $12,044,799)—127.9%		12,044,096
Net other assets (liabilities)—(27.9)%		(2,624,214)

NET ASSETS—100.0%		$9,419,882

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $1,657,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/21/11 (Underlying notional amount at value $576,615)	13	$(4,670)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(2,443,977)	$23,182
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(6,400,050)	34,417

		$57,599

See accompanying notes to the financial statements.

104 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$12,044,799

Securities, at value	2,006,096
Repurchase agreements, at value	10,038,000

Total Investment Securities, at value	12,044,096
Cash	750
Segregated cash balances with custodian	599
Segregated cash balances with brokers	45,305
Unrealized gain on swap agreements	57,599
Interest receivable	68
Receivable for capital shares issued	248,628
Variation margin on futures contracts	1,950
Prepaid expenses	58

TOTAL ASSETS	12,399,053

LIABILITIES:
Payable for capital shares redeemed	2,947,436
Advisory fees payable	5,130
Management services fees payable	684
Administration fees payable	402
Administrative services fees payable	4,998
Distribution fees payable	4,445
Trustee fees payable	1
Transfer agency fees payable	1,481
Fund accounting fees payable	804
Compliance services fees payable	45
Other accrued expenses	13,745

TOTAL LIABILITIES	2,979,171

NET ASSETS	$9,419,882

NET ASSETS CONSIST OF:
Capital	$65,892,860
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(56,525,204)
Net unrealized appreciation (depreciation) on investments	52,226

NET ASSETS	$9,419,882

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	997,026

Net Asset Value (offering and redemption price per share)	$9.45

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$19,874

EXPENSES:
Advisory fees	125,762
Management services fees	16,768
Administration fees	7,222
Transfer agency fees	10,519
Administrative services fees	52,881
Distribution fees	41,921
Custody fees	7,883
Fund accounting fees	13,991
Trustee fees	209
Compliance services fees	143
Other fees	26,160

Total Gross Expenses before reductions	303,459
Less Expenses reduced by the Advisor	(21,389)

TOTAL NET EXPENSES	282,070

NET INVESTMENT INCOME (LOSS)	(262,196)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(255,376)
Net realized gains (losses) on swap agreements	(4,043,310)
Change in net unrealized appreciation/depreciation on investments	14,957

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,283,729)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,545,925)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 105

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(262,196)	$(313,540)
Net realized gains (losses) on investments	(4,298,686)	(11,761,028)
Change in net unrealized appreciation/depreciation on investments	14,957	676,698

Change in net assets resulting from operations	(4,545,925)	(11,397,870)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(112,025)

Change in net assets resulting from distributions	—	(112,025)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	190,335,011	193,613,680
Dividends reinvested	—	112,025
Value of shares redeemed	(188,403,110)	(186,478,577)

Change in net assets resulting from capital transactions	1,931,901	7,247,128

Change in net assets	(2,614,024)	(4,262,767)
NET ASSETS:
Beginning of period	12,033,906	16,296,673

End of period	$9,419,882	$12,033,906

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	17,095,648	12,123,504
Reinvested	—	8,539
Redeemed	(17,102,249)	(11,931,837)

Change in shares	(6,601)	200,206

See accompanying notes to the financial statements.

106 :: ProFund VP Short NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$11.99	$20.28	$14.18	$18.18	$18.56

Investment Activities:
Net investment income (loss)(a)	(0.17)	(0.24)	0.07	0.59	0.64
Net realized and unrealized gains (losses) on investments	(2.37)	(8.00)	6.59	(2.63)	(0.88)

Total income (loss) from investment activities	(2.54)	(8.24)	6.66	(2.04)	(0.24)

Distributions to Shareholders From:
Net investment income	—	(0.05)	(0.56)	(1.96)	(0.14)

Net Asset Value, End of Period	$9.45	$11.99	$20.28	$14.18	$18.18

Total Return	(21.18)%	(40.66)%	48.16%	(11.60)%	(1.31)%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.81%	1.76%	1.71%	1.70%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.66%
Net investment income (loss)	(1.56)%	(1.57)%	0.41%	3.50%	3.34%

Supplemental Data:
Net assets, end of period (000’s)	$9,420	$12,034	$16,297	$11,845	$23,898
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Short International :: 107

The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Since the foreign markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of -14.69%, compared to a total return of 8.21%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries:Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were BHP Billiton Ltd (+23.46%), Nestle (+20.65%), and Vodafone Group (+11.40%), while the bottom three performers in this group were BP (-25.08%), Total (-17.83%), and Roche Holding AG (-13.79%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short International from August 31, 2007 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Since Inception

ProFund VP Short International	-14.69%	-6.29%
MSCI EAFE	8.21%	-4.92%

Expense Ratios**

Fund	Gross	Net

ProFund VP Short International	1.75%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(41)%
Swap Agreements	(58)%

Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index

Financials	25%
Industrials	13%
Materials	11%
Consumer Discretionary	11%
Consumer Staples	10%
Health Care	8%
Energy	8%
Telecommunication Services	5%
Utilities	5%
Information Technology	5%

Country Breakdown

Japan	22%
United Kingdom	21%
France	10%
Australia	9%
Germany	8%
Switzerland	8%
Spain	3%
Sweden	3%
Hong Kong	3%
Other	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

108 :: ProFund VP Short International :: Financial Statements

Schedule of Portfolio Investments

Repurchase Agreements (96.3%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $234,001 (Collateralized by $234,600 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $238,705)	$234,000	$234,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $234,003 (Collateralized by $240,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $239,697)	234,000	234,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $232,003 (Collateralized by $238,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $237,601)	232,000	232,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $234,003 (Collateralized by $240,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $240,900)	234,000	234,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $234,001 (Collateralized by $235,427 U.S. Treasury Notes, 1.13%, 1/15/12, total value of $238,680)	234,000	234,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,168,000)		1,168,000

TOTAL INVESTMENT SECURITIES
(Cost $1,168,000)—96.3%		1,168,000
Net other assets (liabilities)—3.7%		45,058

NET ASSETS—100.0%		$1,213,058

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $390,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Futures Contracts Sold
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 3/21/11 (Underlying notional amount at value $497,250)	6	$(10,419)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE	$(211,571)	$(2,668)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE	(496,617)	(5,943)

		$(8,611)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short International :: 109

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$1,168,000

Repurchase agreements, at value	1,168,000

Total Investment Securities, at value	1,168,000
Cash	97
Segregated cash balances with brokers	60,030
Interest receivable	4
Receivable for capital shares issued	290
Prepaid expenses	7

TOTAL ASSETS	1,228,428

LIABILITIES:
Unrealized loss on swap agreements	8,611
Variation margin on futures contracts	2,640
Advisory fees payable	188
Management services fees payable	25
Administration fees payable	44
Administrative services fees payable	907
Distribution fees payable	929
Transfer agency fees payable	143
Fund accounting fees payable	89
Compliance services fees payable	5
Other accrued expenses	1,789

TOTAL LIABILITIES	15,370

NET ASSETS	$1,213,058

NET ASSETS CONSIST OF:
Capital	$2,172,585
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(940,497)
Net unrealized appreciation (depreciation) on investments	(19,030)

NET ASSETS	$1,213,058

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	59,031

Net Asset Value (offering and redemption price per share)	$20.55

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$2,264

EXPENSES:
Advisory fees	15,628
Management services fees	2,084
Administration fees	874
Transfer agency fees	1,274
Administrative services fees	4,855
Distribution fees	5,209
Custody fees	4,089
Fund accounting fees	1,699
Trustee fees	24
Compliance services fees	25
Printing fees	1,948
Other fees	1,278

Total Gross Expenses before reductions	38,987
Less Expenses reduced by the Advisor	(3,980)

TOTAL NET EXPENSES	35,007

NET INVESTMENT INCOME (LOSS)	(32,743)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(78,208)
Net realized gains (losses) on swap agreements	(275,580)
Change in net unrealized appreciation/depreciation on investments	(25,621)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(379,409)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(412,152)

See accompanying notes to the financial statements.

110 :: ProFund VP Short International :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(32,743)	$(65,038)
Net realized gains (losses) on investments	(353,788)	(1,885,591)
Change in net unrealized appreciation/depreciation on investments	(25,621)	247,219

Change in net assets resulting from operations	(412,152)	(1,703,410)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(368,411)

Change in net assets resulting from distributions	—	(368,411)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,345,379	7,502,569
Dividends reinvested	—	368,411
Value of shares redeemed	(14,989,898)	(8,472,068)

Change in net assets resulting from capital transactions	(644,519)	(601,088)

Change in net assets	(1,056,671)	(2,672,909)
NET ASSETS:
Beginning of period	2,269,729	4,942,638

End of period	$1,213,058	$2,269,729

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	575,791	186,653
Reinvested	—	14,993
Redeemed	(610,961)	(229,189)

Change in shares	(35,170)	(27,543)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Short International :: 111

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

				Period
				Aug. 31, 2007
	Year Ended	Year Ended	Year Ended	through
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$24.09	$40.60	$29.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.38)	(0.56)	(0.25)	0.28
Net realized and unrealized gains (losses) on investments	(3.16)	(11.65)	11.48	(0.89)

Total income (loss) from investment activities	(3.54)	(12.21)	11.23	(0.61)

Distributions to Shareholders From:
Net investment income	—	—	(0.02)	—
Net realized gains on investments	—	(4.30)	—	—

Total distributions	—	(4.30)	(0.02)	—

Net Asset Value, End of Period	$20.55	$24.09	$40.60	$29.39

Total Return	(14.69)%	(30.28)%	38.23%	(2.03)% (c)

Ratios to Average Net Assets:
Gross expenses(d)	1.87%	1.75%	1.77%	3.42%
Net expenses(d)	1.68%	1.66%	1.63%	1.64%(e)
Net investment income (loss)(d)	(1.57)%	(1.55)%	(0.62)%	2.93%

Supplemental Data:
Net assets, end of period (000’s)	$1,213	$2,270	$4,943	$192
Portfolio turnover rate(f)	—	—	—	—

(a)	Period from commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

112 :: VP Short Emerging Markets :: Management Discussion of Fund Performance

The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of -18.42%, compared to a total return of 11.43%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on The NASDAQ Stock Market. The Index consists of companies from the following emerging market countries: Brazil, Chile, China, Columbia, Hong Kong, India, Indonesia, Israel, Luxembourg, Mexico, Peru, Philippines, Russia, South Africa, South Korea, Taiwan, and Turkey. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Infosys Technologies Ltd (+37.65%), America Movil (+22.05%), and Vale S.A. – Preferred (+21.76%), while the bottom three performers in this group were Petroleo Brasileiro S.A. (-20.64%), Petroleo Brasileiro S.A. - Spon (-19.39%), and Itau Unibanco Banco Holding S.A. (+5.12%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Emerging Markets from August 31, 2007 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Since Inception

ProFund VP Short Emerging Markets	-18.42%	-21.26%
Bank of New York Mellon Emerging Markets 50 ADR Index	11.43%	3.25%

Expense Ratios**

Fund	Gross	Net

ProFund VP Short Emerging Markets	1.86%	1.68%

**Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition

Industry Breakdown	% of Index

Energy	25%
Financial	19%
Basic Materials	19%
Communications	18%
Technology	10%
Consumer Non-Cyclical	4%
Industrial	2%
Utilities	2%
Consumer Cyclical	1%

Country Composition	Weight

Brazil	38%
India	10%
China	10%
Hong Kong	9%
Mexico	9%
South Korea	9%
Taiwan	7%
South Africa	5%
Other	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Short Emerging Markets :: 113

Schedule of Portfolio Investments

Repurchase Agreements (88.5%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $429,002 (Collateralized by $430,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $437,627)	$429,000	$429,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $429,006 (Collateralized by $439,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $438,446)	429,000	429,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $426,006 (Collateralized by $436,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $435,270)	426,000	426,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $429,005 (Collateralized by $445,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $446,669)	429,000	429,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $429,003 (Collateralized by $430,472 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-1/15/12, total value of $437,615)	429,000	429,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,142,000)		2,142,000

TOTAL INVESTMENT SECURITIES
(Cost $2,142,000)—88.5%		2,142,000
Net other assets (liabilities)—11.5%		278,596

NET ASSETS—100.0%		$2,420,596

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $200,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(1,439,537)	$(41,072)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(983,113)	(18,149)

		$(59,221)

See accompanying notes to the financial statements.

114 :: ProFund VP Short Emerging Markets :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$2,142,000

Repurchase agreements, at value	2,142,000

Total Investment Securities, at value	2,142,000
Cash	67
Interest receivable	7
Receivable for capital shares issued	345,781
Prepaid expenses	7

TOTAL ASSETS	2,487,862

LIABILITIES:
Payable for capital shares redeemed	712
Unrealized loss on swap agreements	59,221
Advisory fees payable	1,173
Management services fees payable	157
Administration fees payable	69
Administrative services fees payable	1,685
Distribution fees payable	1,668
Transfer agency fees payable	241
Fund accounting fees payable	137
Compliance services fees payable	8
Other accrued expenses	2,195

TOTAL LIABILITIES	67,266

NET ASSETS	$2,420,596

NET ASSETS CONSIST OF:
Capital	$4,064,937
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(1,585,120)
Net unrealized appreciation (depreciation) on investments	(59,221)

NET ASSETS	$2,420,596

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	179,197

Net Asset Value (offering and redemption price per share)	$13.51

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$3,351

EXPENSES:
Advisory fees	19,980
Management services fees	2,664
Administration fees	1,140
Transfer agency fees	1,655
Administrative services fees	6,293
Distribution fees	6,660
Custody fees	3,273
Fund accounting fees	2,205
Trustee fees	32
Compliance services fees	31
Other fees	3,810

Total Gross Expenses before reductions	47,743
Less Expenses reduced by the Advisor	(2,988)

TOTAL NET EXPENSES	44,755

NET INVESTMENT INCOME (LOSS)	(41,404)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(553,659)
Change in net unrealized appreciation/depreciation on investments	(55,408)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(609,067)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(650,471)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 115

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(41,404)	$(35,976)
Net realized gains (losses) on investments	(553,659)	(1,913,442)
Change in net unrealized appreciation/depreciation on investments	(55,408)	151,797

Change in net assets resulting from operations	(650,471)	(1,797,621)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	36,643,617	10,009,578
Value of shares redeemed	(34,644,031)	(11,080,582)

Change in net assets resulting from capital transactions	1,999,586	(1,071,004)

Change in net assets	1,349,115	(2,868,625)
NET ASSETS:
Beginning of period	1,071,481	3,940,106

End of period	$2,420,596	$1,071,481

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	2,282,285	382,509
Redeemed	(2,167,775)	(439,847)

Change in shares	114,510	(57,338)

See accompanying notes to the financial statements.

116 :: ProFund VP Short Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

				Period
				Aug. 31, 2007
	Year Ended	Year Ended	Year Ended	through
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$16.56	$32.29	$24.44	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.25)	(0.38)	(0.11)	0.26
Net realized and unrealized gains (losses) on investments	(2.80)	(15.35)	7.99	(5.82)

Total income (loss) from investment activities	(3.05)	(15.73)	7.88	(5.56)

Distributions to Shareholders From:
Net investment income	—	—	(0.03)	—

Net Asset Value, End of Period	$13.51	$16.56	$32.29	$24.44

Total Return	(18.42)%	(48.71)%	32.23%	(18.53)% (c)

Ratios to Average Net Assets:
Gross expenses(d)	1.79%	1.86%	1.81%	3.60%
Net expenses(d)	1.68%	1.66%	1.63%	1.64%(e)
Net investment income (loss)(d)	(1.56)%	(1.54)%	(0.36)%	3.15%

Supplemental Data:
Net assets, end of period (000’s)	$2,421	$1,071	$3,940	$181
Portfolio turnover rate(f)	—	—	—	—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Basic Materials :: 117

The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 29.69%, compared to a return of 31.73%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Freeport-McMoRan Copper & Gold Inc (+49.57%), E.I. DuPont de Nemours & Co (+48.14%), and PPG Industries Inc (+43.61%), while the bottom three performers in this group were Nucor Corp (-6.07%), Alcoa Inc (-4.53%), and Air Products & Chemicals Inc (+12.20%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Basic Materials	29.69%	9.08%	8.09%
Dow Jones U.S. Basic Materials Index	31.73%	10.88%	10.39%
S&P 500 Index	15.08%	2.29%	3.73%

Expense Ratios**

Fund	Gross	Net

ProFund VP Basic Materials	1.82%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets

Freeport-McMoRan Copper & Gold, Inc.—Class B	10.8%
E.I. du Pont de Nemours & Co.	8.6%
The Dow Chemical Co.	7.5%
Newmont Mining Corp.	5.7%
Praxair, Inc.	5.7%

Dow Jones U.S. Basic Materials Index – Composition

% of Index

Chemicals	51%
Industrial Metals	27%
Mining	19%
Forestry and Paper	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

118 :: ProFund VP Basic Materials :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (100.0%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	30,030	$2,731,228
Airgas, Inc. (Chemicals)	11,088	692,556
AK Steel Holding Corp. (Iron/Steel)	16,632	272,266
Albemarle Corp. (Chemicals)	13,860	773,111
Alcoa, Inc. (Mining)	155,232	2,389,020
Allegheny Technologies, Inc. (Iron/Steel)	14,322	790,288
Allied Nevada Gold Corp.* (Mining)	12,012	316,036
Alpha Natural Resources, Inc.* (Coal)	18,018	1,081,621
Arch Coal, Inc. (Coal)	24,948	874,677
Ashland, Inc. (Chemicals)	10,626	540,438
Avery Dennison Corp. (Household Products/Wares)	15,708	665,077
Cabot Corp. (Chemicals)	9,240	347,886
Calgon Carbon Corp.* (Environmental Control)	8,316	125,738
Carpenter Technology Corp. (Iron/Steel)	6,930	278,863
Celanese Corp.—Series A (Chemicals)	24,024	989,068
CF Industries Holdings, Inc. (Chemicals)	10,626	1,436,104
Cliffs Natural Resources, Inc. (Iron/Steel)	20,790	1,621,828
Coeur d’Alene Mines Corp.* (Mining)	13,398	366,033
Commercial Metals Co. (Metal Fabricate/Hardware)	17,094	283,589
Compass Minerals International, Inc. (Mining)	5,082	453,670
CONSOL Energy, Inc. (Coal)	34,188	1,666,323
Cytec Industries, Inc. (Chemicals)	7,392	392,220
Domtar Corp. (Forest Products & Paper)	6,468	491,051
E.I. du Pont de Nemours & Co. (Chemicals)	136,752	6,821,190
Eastman Chemical Co. (Chemicals)	10,626	893,434
Ecolab, Inc. (Chemicals)	35,574	1,793,641
FMC Corp. (Chemicals)	11,088	885,820
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	71,610	8,599,645
Fuller (H.B.) Co. (Chemicals)	7,392	151,684
Hecla Mining Co.* (Mining)	38,808	436,978
Huntsman Corp. (Chemicals)	29,106	454,345
International Flavors & Fragrances, Inc. (Chemicals)	12,012	667,747
International Paper Co. (Forest Products & Paper)	61,446	1,673,789
Intrepid Potash, Inc.* (Chemicals)	6,468	241,192
Kaiser Aluminum Corp. (Mining)	2,310	115,708
Lubrizol Corp. (Chemicals)	10,626	1,135,707
LyondellBasell Industries N.V.—Class A* (Chemicals)	51,744	1,779,994
Massey Energy Co. (Coal)	15,708	842,734
Minerals Technologies, Inc. (Chemicals)	2,772	181,317
NewMarket Corp. (Chemicals)	1,386	170,991
Newmont Mining Corp. (Mining)	73,458	4,512,525
Nucor Corp. (Iron/Steel)	43,428	1,903,015
Olin Corp. (Chemicals)	11,088	227,526
OM Group, Inc.* (Chemicals)	4,620	177,916
Patriot Coal Corp.* (Coal)	11,550	223,723
Peabody Energy Corp. (Coal)	40,656	2,601,171
PPG Industries, Inc. (Chemicals)	25,410	2,136,219
Praxair, Inc. (Chemicals)	47,124	4,498,928
Reliance Steel & Aluminum Co. (Iron/Steel)	11,088	566,597
Rockwood Holdings, Inc.* (Chemicals)	7,854	307,248
Royal Gold, Inc. (Mining)	7,854	429,064
RPM, Inc. (Chemicals)	19,404	428,828
RTI International Metals, Inc.* (Mining)	4,620	124,648
Schulman (A.), Inc. (Chemicals)	4,620	105,752
Sensient Technologies Corp. (Chemicals)	7,392	271,508
Sigma-Aldrich Corp. (Chemicals)	16,170	1,076,275
Solutia, Inc.* (Chemicals)	18,480	426,518
Southern Copper Corp. (Mining)	32,340	1,576,252
Steel Dynamics, Inc. (Iron/Steel)	32,802	600,277
The Dow Chemical Co. (Chemicals)	174,174	5,946,300
The Mosaic Co. (Chemicals)	22,638	1,728,638
Titanium Metals Corp.* (Mining)	12,936	222,240
United States Steel Corp. (Iron/Steel)	21,714	1,268,532
USEC, Inc.* (Mining)	17,094	102,906
W.R. Grace & Co.* (Chemicals)	9,240	324,601
Walter Energy, Inc. (Holding Companies-Diversified)	7,854	1,004,055
Worthington Industries, Inc. (Metal Fabricate/Hardware)	9,240	170,016

TOTAL COMMON STOCKS (Cost $48,239,082)		79,385,885

Repurchase Agreements (0.7%)

	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $24,000 (Collateralized by $24,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $24,522)	$24,000	$24,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $60,001 (Collateralized by $62,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $61,922)	60,000	60,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $470,006 (Collateralized by $481,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $480,194)	470,000	470,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $13,000 (Collateralized by $12,700 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $13,264)	13,000	13,000

TOTAL REPURCHASE AGREEMENTS (Cost $567,000)		567,000

TOTAL INVESTMENT SECURITIES (Cost $48,806,082)—100.7%		79,952,885
Net other assets (liabilities)—(0.7)%		(591,530)

NET ASSETS—100.0%		$79,361,355

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 119

ProFund VP Basic Materials invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Chemicals	$40,735,930	51.3%
Coal	7,290,249	9.2%
Environmental Control	125,738	0.2%
Forest Products & Paper	2,164,840	2.7%
Holding Companies-Diversified	1,004,055	1.3%
Household Products/Wares	665,077	0.8%
Iron/Steel	7,301,666	9.2%
Metal Fabricate/Hardware	453,605	0.6%
Mining	19,644,725	24.7%
Other**	(24,530)	NM

Total	$79,361,355	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which include any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

120 :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$48,806,082

Securities, at value	79,385,885
Repurchase agreements, at value	567,000

Total Investment Securities, at value	79,952,885
Cash	751
Dividends and interest receivable	80,460
Receivable for capital shares issued	372,313
Prepaid expenses	259

TOTAL ASSETS	80,406,668

LIABILITIES:
Payable for investments purchased	859,330
Payable for capital shares redeemed	36,174
Advisory fees payable	42,033
Management services fees payable	5,604
Administration fees payable	2,443
Administrative services fees payable	27,626
Distribution fees payable	23,024
Trustee fees payable	3
Transfer agency fees payable	6,940
Fund accounting fees payable	4,890
Compliance services fees payable	212
Other accrued expenses	37,034

TOTAL LIABILITIES	1,045,313

NET ASSETS	$79,361,355

NET ASSETS CONSIST OF:
Capital	$80,947,477
Accumulated net investment income (loss)	81,685
Accumulated net realized gains (losses) on investments	(32,814,610)
Net unrealized appreciation (depreciation) on investments	31,146,803

NET ASSETS	$79,361,355

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,521,180

Net Asset Value (offering and redemption price per share)	$52.17

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,007,966
Interest	118

TOTAL INVESTMENT INCOME	1,008,084

EXPENSES:
Advisory fees	413,571
Management services fees	55,142
Administration fees	23,050
Transfer agency fees	32,625
Administrative services fees	178,338
Distribution fees	137,857
Custody fees	9,999
Fund accounting fees	43,827
Trustee fees	809
Compliance services fees	403
Other fees	74,123

Total Gross Expenses before reductions	969,744
Less Expenses reduced by the Advisor	(43,345)

TOTAL NET EXPENSES	926,399

NET INVESTMENT INCOME (LOSS)	81,685

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,201,478
Change in net unrealized appreciation/depreciation on investments	9,013,450

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,214,928

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,296,613

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 121

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$81,685	$336,513
Net realized gains (losses) on investments	2,201,478	(10,255,210)
Change in net unrealized appreciation/depreciation on investments	9,013,450	26,443,960

Change in net assets resulting from operations	11,296,613	16,525,263

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(336,513)	(266,272)

Change in net assets resulting from distributions	(336,513)	(266,272)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	90,943,772	123,202,726
Dividends reinvested	336,513	266,272
Value of shares redeemed	(94,985,209)	(92,257,936)

Change in net assets resulting from capital transactions	(3,704,924)	31,211,062

Change in net assets	7,255,176	47,470,053
NET ASSETS:
Beginning of period	72,106,179	24,636,126

End of period	$79,361,355	$72,106,179

Accumulated net investment income (loss)	$81,685	$336,513

SHARE TRANSACTIONS:
Issued	2,083,828	3,746,237
Reinvested	7,999	7,018
Redeemed	(2,353,324)	(2,955,366)

Change in shares	(261,497)	797,889

See accompanying notes to the financial statements.

122 :: ProFund VP Basic Materials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$40.45	$25.02	$51.69	$39.75	$34.55

Investment Activities:
Net investment income (loss)(a)	0.06	0.26	0.14	0.15	0.39
Net realized and unrealized gains (losses) on investments	11.89	15.34	(26.65)	12.03	4.94

Total income (loss) from investment activities	11.95	15.60	(26.51)	12.18	5.33

Distributions to Shareholders From:
Net investment income	(0.23)	(0.17)	(0.16)	(0.24)	(0.13)

Net Asset Value, End of Period	$52.17	$40.45	$25.02	$51.69	$39.75

Total Return	29.69%	62.38%	(51.42)%	30.71%	15.48%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.82%	1.73%	1.71%	1.79%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.74%
Net investment income (loss)	0.15%	0.78%	0.28%	0.33%	1.05%

Supplemental Data:
Net assets, end of period (000’s)	$79,361	$72,106	$24,636	$120,031	$30,632
Portfolio turnover rate(b)	134%	180%	191%	280%	378%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Consumer Services :: 123

The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 21.39%, compared to a return of 23.71%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Amazon.com Inc (+33.81%), Comcast Corp Class A (+30.31%), and Target Corp (+24.31%), while the bottom three performers in this group were Wal-Mart Stores Inc (+0.90%), Walgreen Co (+6.10%), and CVS Caremark Corp (+7.95%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Consumer Services	21.39%	2.29%	0.75%
Dow Jones U.S. Consumer Services Index	23.71%	3.96%	3.30%
S&P 500 Index	15.08%	2.29%	3.73%

Expense Ratios**

Fund	Gross	Net

ProFund VP Consumer Services	2.51%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Wal-Mart Stores, Inc.	6.8%
McDonald’s Corp.	5.2%
Walt Disney Co.	4.2%
Amazon.com, Inc.	4.0%
Home Depot, Inc.	3.6%

Dow Jones U.S. Consumer Services Index – Composition
% of Index

General Retailers	42%
Media	26%
Travel and Leisure	21%
Food and Drug Retailers	11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

124 :: ProFund VP Consumer Services :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (100.7%)
	Shares	Value

99 Cents Only Stores* (Retail)	812	$12,943
Aaron’s, Inc. (Home Furnishings)	1,015	20,696
Abercrombie & Fitch Co.—Class A (Retail)	1,218	70,193
Acxiom Corp.* (Software)	1,015	17,407
Advance Auto Parts, Inc. (Retail)	1,218	80,571
Aeropostale, Inc.* (Retail)	1,218	30,012
Alaska Air Group, Inc.* (Airlines)	406	23,016
Amazon.com, Inc.* (Internet)	4,872	876,960
American Eagle Outfitters, Inc. (Retail)	2,639	38,609
AmerisourceBergen Corp. (Pharmaceuticals)	3,857	131,601
AMR Corp.* (Airlines)	4,669	36,372
AnnTaylor Stores Corp.* (Retail)	812	22,241
Apollo Group, Inc.—Class A* (Commercial Services)	1,827	72,148
Arbitron, Inc. (Commercial Services)	406	16,857
AutoNation, Inc.* (Retail)	609	17,174
AutoZone, Inc.* (Retail)	406	110,672
Avis Budget Group, Inc.* (Commercial Services)	1,421	22,111
Bally Technologies, Inc.* (Entertainment)	812	34,258
Barnes & Noble, Inc. (Retail)	609	8,617
Bed Bath & Beyond, Inc.* (Retail)	3,654	179,594
Best Buy Co., Inc. (Retail)	4,466	153,139
Big Lots, Inc.* (Retail)	1,015	30,917
BJ’s Wholesale Club, Inc.* (Retail)	812	38,895
Bob Evans Farms, Inc. (Retail)	406	13,382
Boyd Gaming Corp.* (Lodging)	812	8,607
Brinker International, Inc. (Retail)	1,421	29,670
Cablevision Systems Corp.—Class A (Media)	3,451	116,782
Cardinal Health, Inc. (Pharmaceuticals)	4,872	186,646
Career Education Corp.* (Commercial Services)	812	16,833
Carmax, Inc.* (Retail)	3,045	97,075
Carnival Corp.—Class A (Leisure Time)	5,684	262,089
Casey’s General Stores, Inc. (Retail)	609	25,889
CBS Corp.—Class B (Media)	8,729	166,287
CEC Entertainment, Inc.* (Retail)	203	7,882
Cheesecake Factory, Inc.* (Retail)	812	24,896
Chemed Corp. (Commercial Services)	406	25,785
Chico’s FAS, Inc. (Retail)	2,436	29,305
Chipotle Mexican Grill, Inc.—Class A* (Retail)	406	86,340
Choice Hotels International, Inc. (Lodging)	406	15,538
Collective Brands, Inc.* (Retail)	812	17,133
Comcast Corp.—Class A (Media)	28,420	624,387
Comcast Corp.—Special Class A (Media)	10,150	211,222
Copart, Inc.* (Retail)	1,015	37,910
Costco Wholesale Corp. (Retail)	5,887	425,100
Cracker Barrel Old Country Store, Inc. (Retail)	406	22,237
CTC Media, Inc. (Media)	812	19,025
CVS Caremark Corp. (Retail)	18,879	656,423
Darden Restaurants, Inc. (Retail)	2,030	94,273
Delta Air Lines, Inc.* (Airlines)	10,962	138,121
DeVry, Inc. (Commercial Services)	812	38,960
Dick’s Sporting Goods, Inc.* (Retail)	1,218	45,675
Dillards, Inc.—Class A (Retail)	609	23,105
DIRECTV—Class A* (Media)	11,571	462,030
Discovery Communications, Inc.—Class A* (Media)	1,827	76,186
Discovery Communications, Inc.—Class C* (Media)	2,030	74,481
DISH Network Corp.—Class A* (Media)	2,842	55,874
Dolby Laboratories, Inc.—Class A* (Electronics)	812	54,160
Dollar Tree, Inc.* (Retail)	1,827	102,458
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	812	23,930
Dress Barn, Inc.* (Retail)	1,015	26,816
Dun & Bradstreet Corp. (Software)	609	49,993
eBay, Inc.* (Internet)	15,428	429,361
Expedia, Inc. (Internet)	2,842	71,306
FactSet Research Systems, Inc. (Computers)	609	57,100
Family Dollar Stores, Inc. (Retail)	1,624	80,729
Foot Locker, Inc. (Retail)	2,233	43,811
GameStop Corp.—Class A* (Retail)	2,030	46,446
Gannett Co., Inc. (Media)	3,248	49,012
Gaylord Entertainment Co.* (Lodging)	406	14,592
Genesco, Inc.* (Retail)	406	15,221
Group 1 Automotive, Inc. (Retail)	406	16,955
GSI Commerce, Inc.* (Internet)	812	18,838
GUESS?, Inc. (Apparel)	812	38,424
H & R Block, Inc. (Commercial Services)	4,263	50,772
Hertz Global Holdings, Inc.* (Commercial Services)	2,639	38,239
Hillenbrand, Inc. (Commercial Services)	812	16,898
Home Depot, Inc. (Retail)	22,736	797,124
HSN, Inc.* (Retail)	609	18,660
Hyatt Hotels Corp.—Class A* (Lodging)	406	18,579
IHS, Inc.—Class A* (Computers)	609	48,958
International Game Technology (Entertainment)	4,060	71,821
International Speedway Corp. (Entertainment)	406	10,625
Interpublic Group of Cos., Inc.* (Advertising)	6,699	71,143
Interval Leisure Group, Inc.* (Leisure Time)	609	9,829
ITT Educational Services, Inc.* (Commercial Services)	406	25,858
J. Crew Group, Inc.* (Retail)	812	35,030
J.C. Penney Co., Inc. (Retail)	2,842	91,825
Jack in the Box, Inc.* (Retail)	812	17,158
JetBlue Airways Corp.* (Airlines)	3,451	22,811
John Wiley & Sons, Inc. (Media)	609	27,551
Kohls Corp.* (Retail)	4,060	220,620
Kroger Co. (Food)	8,120	181,563
Lamar Advertising Co.* (Advertising)	812	32,350
Las Vegas Sands Corp.* (Lodging)	6,293	289,163
Liberty Global, Inc.—Class A* (Media)	1,624	57,457
Liberty Global, Inc.—Series C* (Media)	1,624	55,037
Liberty Media Holding Corp.—Capital Series A* (Media)	1,015	63,498
Liberty Media Holding Corp.—Interactive Series A* (Internet)	7,714	121,650
Liberty Media-Starz—Series A* (Media)	609	40,486
Life Time Fitness, Inc.* (Leisure Time)	609	24,963
Limited, Inc. (Retail)	3,857	118,526
Live Nation, Inc.* (Commercial Services)	2,030	23,183
Lowe’s Cos., Inc. (Retail)	19,082	478,577
Macy’s, Inc. (Retail)	5,887	148,941
Madison Square Garden, Inc.—Class A* (Entertainment)	812	20,933

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 125

Common Stocks, continued
	Shares	Value

Marriott International, Inc.—Class A (Lodging)	4,264	$177,121
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	406	14,202
McDonald’s Corp. (Retail)	14,819	1,137,506
McGraw-Hill Cos., Inc. (Media)	4,263	155,216
McKesson Corp. (Commercial Services)	3,654	257,169
Meredith Corp. (Media)	406	14,068
MGM Resorts International* (Commercial Services)	4,466	66,320
Morningstar, Inc. (Commercial Services)	203	10,775
Netflix, Inc.* (Internet)	609	107,001
News Corp.—Class A (Media)	25,172	366,504
News Corp.—Class B (Media)	6,090	99,998
Nordstrom, Inc. (Retail)	2,436	103,238
O’Reilly Automotive, Inc.* (Retail)	1,827	110,387
Office Depot, Inc.* (Retail)	3,857	20,828
OfficeMax, Inc.* (Retail)	1,218	21,559
Omnicare, Inc. (Pharmaceuticals)	1,624	41,233
Omnicom Group, Inc. (Advertising)	4,263	195,245
Orient-Express Hotels, Ltd.—Class A* (Lodging)	1,218	15,822
P.F. Chang’s China Bistro, Inc. (Retail)	406	19,675
Panera Bread Co.—Class A* (Retail)	406	41,091
Papa John’s International, Inc.* (Retail)	203	5,623
Penn National Gaming* (Entertainment)	1,015	35,677
PetSmart, Inc. (Retail)	1,624	64,668
Pinnacle Entertainment, Inc.* (Entertainment)	812	11,384
Priceline.com, Inc.* (Internet)	609	243,326
RadioShack Corp. (Retail)	1,827	33,781
Regal Entertainment Group—Class A (Entertainment)	1,015	11,916
Regis Corp. (Retail)	812	13,479
Rent-A-Center, Inc. (Commercial Services)	1,015	32,764
Rite Aid Corp.* (Retail)	8,323	7,351
Rollins, Inc. (Commercial Services)	1,015	20,046
Ross Stores, Inc. (Retail)	1,624	102,718
Royal Caribbean Cruises, Ltd.* (Leisure Time)	1,827	85,869
Ruddick Corp. (Food)	609	22,436
Safeway, Inc. (Food)	5,075	114,137
Saks, Inc.* (Retail)	1,624	17,377
Sally Beauty Holdings, Inc.* (Retail)	1,218	17,698
Scholastic Corp. (Media)	406	11,993
Scientific Games Corp.—Class A* (Entertainment)	1,015	10,109
Scripps Networks Interactive—Class A (Entertainment)	1,218	63,032
Sears Holdings Corp.* (Retail)	609	44,914
Service Corp. International (Commercial Services)	3,451	28,471
Signet Jewelers, Ltd.* (Retail)	1,218	52,861
SkyWest, Inc. (Airlines)	812	12,683
Sonic Corp.* (Retail)	812	8,217
Sotheby’s (Commercial Services)	1,015	45,675
Southwest Airlines Co. (Airlines)	10,353	134,382
Staples, Inc. (Retail)	10,150	231,116
Starbucks Corp. (Retail)	10,353	332,642
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,436	148,060
Strayer Education, Inc. (Commercial Services)	203	30,901
SuperValu, Inc. (Food)	2,842	27,368
Sysco Corp. (Food)	8,120	238,728
Target Corp. (Retail)	8,932	537,081
The Buckle, Inc. (Retail)	406	15,335
The Cato Corp.—Class A (Retail)	406	11,128
The Children’s Place Retail Stores, Inc.* (Retail)	406	20,154
The Gap, Inc. (Retail)	4,872	107,866
The Men’s Wearhouse, Inc. (Retail)	812	20,284
The New York Times Co.—Class A* (Media)	1,421	13,926
Tiffany & Co. (Retail)	1,827	113,767
Time Warner Cable, Inc. (Media)	4,872	321,698
Time Warner, Inc. (Media)	15,631	502,849
TJX Cos., Inc. (Retail)	5,481	243,302
Tractor Supply Co. (Retail)	1,015	49,217
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	609	20,706
United Continental Holdings, Inc.* (Airlines)	4,466	106,380
United Natural Foods, Inc.* (Food)	609	22,338
Urban Outfitters, Inc.* (Retail)	1,827	65,425
US Airways Group, Inc.* (Airlines)	2,233	22,352
Vail Resorts, Inc.* (Entertainment)	406	21,128
Valassis Communications, Inc.* (Commercial Services)	609	19,701
ValueClick, Inc.* (Internet)	1,218	19,525
VCA Antech, Inc.* (Pharmaceuticals)	1,218	28,367
Viacom, Inc.—Class B (Media)	7,714	305,552
Wal-Mart Stores, Inc. (Retail)	28,014	1,510,795
Walgreen Co. (Retail)	13,601	529,895
Walt Disney Co. (Media)	24,563	921,358
Washington Post Co.—Class B (Media)	203	89,219
WebMD Health Corp.* (Internet)	812	41,461
Weight Watchers International, Inc. (Commercial Services)	406	15,221
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	4,466	20,633
Whole Foods Market, Inc.* (Food)	1,827	92,428
Williams Sonoma, Inc. (Retail)	1,421	50,716
WMS Industries, Inc.* (Leisure Time)	812	36,735
Wyndham Worldwide Corp. (Lodging)	2,436	72,983
Wynn Resorts, Ltd. (Lodging)	1,218	126,477
YUM! Brands, Inc. (Retail)	6,496	318,629

TOTAL COMMON STOCKS
(Cost $18,412,045)		22,220,122

TOTAL INVESTMENT SECURITIES
(Cost $18,412,045)—100.7%		22,220,122
Net other assets (liabilities)—(0.7)%		(143,739)

NET ASSETS—100.0%		$22,076,383

*	Non-income producing security

See accompanying notes to the financial statements.

126 :: ProFund VP Consumer Services :: Financial Statements

ProFund VP Consumer Services invested in the following industries as of December 31, 2010:

	Value	% of Net Assets

Advertising	$298,738	1.4%
Airlines	496,117	2.2%
Apparel	38,424	0.2%
Commercial Services	874,687	4.0%
Computers	106,058	0.5%
Electronics	54,160	0.2%
Entertainment	314,813	1.4%
Food	698,998	3.2%
Home Furnishings	20,696	0.1%
Internet	1,929,428	8.7%
Leisure Time	419,485	1.9%
Lodging	886,942	4.0%
Media	4,901,696	22.2%
Miscellaneous Manufacturing	14,202	0.1%
Pharmaceuticals	387,847	1.8%
Retail	10,689,798	48.4%
Retail - Restaurants	20,633	0.1%
Software	67,400	0.3%
Other**	(143,739)	(0.7)%

Total	$22,076,383	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 127

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$18,412,045

Securities, at value	22,220,122

Total Investment Securities, at value	22,220,122
Dividends receivable	26,346
Receivable for capital shares issued	19,756
Prepaid expenses	63

TOTAL ASSETS	22,266,287

LIABILITIES:
Cash overdraft	77,389
Payable for capital shares redeemed	68,485
Advisory fees payable	11,101
Management services fees payable	1,480
Administration fees payable	708
Administrative services fees payable	7,463
Distribution fees payable	5,626
Trustee fees payable	1
Transfer agency fees payable	1,875
Fund accounting fees payable	1,417
Compliance services fees payable	59
Other accrued expenses	14,300

TOTAL LIABILITIES	189,904

NET ASSETS	$22,076,383

NET ASSETS CONSIST OF:
Capital	$20,989,216
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(2,720,910)
Net unrealized appreciation (depreciation) on investments	3,808,077

NET ASSETS	$22,076,383

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	689,748

Net Asset Value (offering and redemption price per share)	$32.01

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$218,252
Interest	45

TOTAL INVESTMENT INCOME	218,297

EXPENSES:
Advisory fees	102,091
Management services fees	13,612
Administration fees	5,727
Transfer agency fees	8,069
Administrative services fees	46,040
Distribution fees	34,031
Custody fees	19,766
Fund accounting fees	12,041
Trustee fees	155
Compliance services fees	141
Other fees	23,169

Total Gross Expenses before reductions	264,842
Less Expenses reduced by the Advisor	(36,156)

TOTAL NET EXPENSES	228,686

NET INVESTMENT INCOME (LOSS)	(10,389)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,068,077)
Change in net unrealized appreciation/depreciation on investments	2,615,678

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,547,601

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,537,212

See accompanying notes to the financial statements.

128 :: ProFund VP Consumer Services :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$(10,389)	$(1,772)
Net realized gains (losses) on investments	(1,068,077)	(291,671)
Change in net unrealized appreciation/depreciation on investments	2,615,678	746,482

Change in net assets resulting from operations	1,537,212	453,039

CAPITAL TRANSACTIONS:
Proceeds from shares issued	47,442,454	16,392,440
Value of shares redeemed	(33,307,582)	(15,723,753)

Change in net assets resulting from capital transactions	14,134,872	668,687

Change in net assets	15,672,084	1,121,726
NET ASSETS:
Beginning of period	6,404,299	5,282,573

End of period	$22,076,383	$6,404,299

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	1,642,963	721,234
Redeemed	(1,196,122)	(740,343)

Change in shares	446,841	(19,109)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 129

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$26.37	$20.16	$29.38	$32.02	$28.59

Investment Activities:
Net investment income (loss)(a)	(0.02)	(0.01)	(0.04)	(0.23)	(0.17)
Net realized and unrealized gains (losses) on investments	5.66	6.22	(9.18)	(2.41)	3.60

Total income (loss) from investment activities	5.64	6.21	(9.22)	(2.64)	3.43

Net Asset Value, End of Period	$32.01	$26.37	$20.16	$29.38	$32.02

Total Return	21.39%	30.80%	(31.38)%	(8.24)%	12.00%

Ratios to Average Net Assets:
Gross expenses	1.95%	2.51%	2.51%	2.07%	2.19%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)	(0.08)%	(0.06)%	(0.17)%	(0.70)%	(0.57)%

Supplemental Data:
Net assets, end of period (000’s)	$22,076	$6,404	$5,283	$2,458	$6,499
Portfolio turnover rate(b)	203%	467%	983%	618%	579%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

130 :: ProFund VP Financials :: Management Discussion of Fund Performance

The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 10.93%, compared to a return of 12.72%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Citigroup Inc (+42.90%), U.S. Bancorp (+19.81%), and Wells Fargo & Co (+14.82%), while the bottom three performers in this group were Bank of America Corp (-11.42%), Morgan Stanley Dean Witter & Co. (-8.07%), and The Goldman Sachs Group Inc (-0.40%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Financials	10.93%	-9.74%	-3.46%
Dow Jones U.S. Financials Index	12.72%	-8.43%	-1.38%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**

Fund	Gross	Net

ProFund VP Financials	1.88%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	7.5%
Wells Fargo & Co.	6.9%
Citigroup, Inc.	6.2%
Bank of America Corp.	6.0%
Berkshire Hathaway, Inc.—Class B	3.4%

Dow Jones U.S. Financials Index – Composition
% of Index

Banks	38%
General Financial	25%
Nonlife Insurance	15%
Real Estate Investment Trusts	15%
Life Insurance	6%
Real Estate Investment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Financials :: 131

Schedule of Portfolio Investments

Common Stocks (99.7%)
	Shares	Value

ACE, Ltd. (Insurance)	4,460	$277,635
Affiliated Managers Group, Inc.* (Diversified Financial Services)	446	44,252
AFLAC, Inc. (Insurance)	5,798	327,181
Alexandria Real Estate Equities, Inc. (REIT)	892	65,348
Allied World Assurance Co. Holdings, Ltd. (Insurance)	446	26,510
Allstate Corp. (Insurance)	6,244	199,059
AMB Property Corp. (REIT)	2,230	70,713
American Campus Communities, Inc. (REIT)	892	28,330
American Express Co. (Diversified Financial Services)	13,380	574,270
American Financial Group, Inc. (Insurance)	892	28,803
American International Group, Inc.* (Insurance)	1,338	77,096
Ameriprise Financial, Inc. (Diversified Financial Services)	3,122	179,671
Annaly Mortgage Management, Inc. (REIT)	8,028	143,862
AON Corp. (Insurance)	3,568	164,164
Apartment Investment and Management Co.—Class A (REIT)	1,338	34,574
Arch Capital Group, Ltd.* (Insurance)	446	39,270
Argo Group International Holdings, Ltd. (Insurance)	446	16,703
Arthur J. Gallagher & Co. (Insurance)	1,338	38,909
Aspen Insurance Holdings, Ltd. (Insurance)	892	25,529
Associated Banc-Corp (Banks)	2,230	33,784
Assurant, Inc. (Insurance)	1,338	51,540
Assured Guaranty, Ltd. (Insurance)	2,230	39,471
Astoria Financial Corp. (Savings & Loans)	1,338	18,612
Avalonbay Communities, Inc. (REIT)	892	100,395
Axis Capital Holdings, Ltd. (Insurance)	1,338	48,007
BancorpSouth, Inc. (Banks)	892	14,227
Bank of America Corp. (Banks)	126,664	1,689,698
Bank of Hawaii Corp. (Banks)	446	21,056
Bank of New York Mellon Corp. (Banks)	15,610	471,422
BB&T Corp. (Banks)	8,920	234,507
Berkshire Hathaway, Inc.—Class B* (Insurance)	12,042	964,685
BioMed Realty Trust, Inc. (REIT)	1,784	33,272
BlackRock, Inc.—Class A (Diversified Financial Services)	1,338	254,996
BOK Financial Corp. (Banks)	446	23,816
Boston Properties, Inc. (REIT)	1,784	153,602
Brandywine Realty Trust (REIT)	1,784	20,784
BRE Properties, Inc.—Class A (REIT)	892	38,802
Brookfield Properties Corp. (Real Estate)	3,122	54,729
Brown & Brown, Inc. (Insurance)	1,338	32,032
Camden Property Trust (REIT)	892	48,150
Capital One Financial Corp. (Diversified Financial Services)	5,798	246,763
CapitalSource, Inc. (Diversified Financial Services)	3,568	25,333
Capitol Federal Financial, Inc. (Diversified Financial Services)	3,122	37,186
Cathay Bancorp, Inc. (Banks)	892	14,896
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	3,568	73,073
CBL & Associates Properties, Inc. (REIT)	1,784	31,220
Chimera Investment Corp. (REIT)	12,934	53,159
Chubb Corp. (Insurance)	4,014	239,395
Cincinnati Financial Corp. (Insurance)	1,784	56,535
CIT Group, Inc.* (Banks)	2,230	105,033
Citigroup, Inc.* (Diversified Financial Services)	369,734	1,748,842
City National Corp. (Banks)	446	27,367
CME Group, Inc. (Diversified Financial Services)	892	287,001
CNO Financial Group, Inc.* (Insurance)	2,676	18,143
Colonial Properties Trust (REIT)	892	16,101
Comerica, Inc. (Banks)	2,230	94,195
Commerce Bancshares, Inc. (Banks)	892	35,439
CommonWealth REIT (REIT)	892	22,755
Corporate Office Properties Trust (REIT)	892	31,175
Cullen/Frost Bankers, Inc. (Banks)	892	54,519
DCT Industrial Trust, Inc. (REIT)	2,676	14,210
Delphi Financial Group, Inc.—Class A (Insurance)	446	12,863
Developers Diversified Realty Corp. (REIT)	2,676	37,705
DiamondRock Hospitality Co.* (REIT)	1,784	21,408
Digital Realty Trust, Inc. (REIT)	1,338	68,960
Discover Financial Services (Diversified Financial Services)	7,136	132,230
Douglas Emmett, Inc. (REIT)	1,784	29,614
Duke-Weeks Realty Corp. (REIT)	3,122	38,900
DuPont Fabros Technology, Inc. (REIT)	892	18,973
E*TRADE Financial Corp.* (Diversified Financial Services)	2,676	42,816
East West Bancorp, Inc. (Banks)	1,784	34,877
EastGroup Properties, Inc. (REIT)	446	18,875
Eaton Vance Corp. (Diversified Financial Services)	1,338	40,448
Endurance Specialty Holdings, Ltd. (Insurance)	446	20,547
Entertainment Properties Trust (REIT)	446	20,627
Equifax, Inc. (Commercial Services)	1,784	63,510
Equity Lifestyle Properties, Inc. (REIT)	446	24,945
Equity Residential (REIT)	3,568	185,358
Erie Indemnity Co.—Class A (Insurance)	446	29,200
Essex Property Trust, Inc. (REIT)	446	50,942
Everest Re Group, Ltd. (Insurance)	892	75,659
F.N.B. Corp. (Banks)	1,338	13,139
Federal Realty Investment Trust (REIT)	892	69,514
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,338	35,015
Fidelity National Title Group, Inc.—Class A (Insurance)	3,122	42,709
Fifth Third Bancorp (Banks)	10,258	150,587
First American Financial Corp. (Insurance)	1,338	19,990
First Financial Bankshares, Inc. (Banks)	446	22,826
First Horizon National Corp.* (Banks)	3,122	36,782
First Midwest Bancorp, Inc. (Banks)	892	10,276
First Niagara Financial Group, Inc. (Savings & Loans)	2,676	37,410
FirstMerit Corp. (Banks)	1,338	26,479

See accompanying notes to the financial statements.

132 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued
	Shares	Value

Forest City Enterprises, Inc.—Class A* (Real Estate)	1,338	$22,331
Forestar Group, Inc.* (Real Estate)	446	8,608
Franklin Resources, Inc. (Diversified Financial Services)	1,784	198,399
Franklin Street Properties Corp. (REIT)	892	12,711
Fulton Financial Corp. (Banks)	2,676	27,670
General Growth Properties, Inc. (REIT)	4,906	75,945
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	6,244	82,046
Glacier Bancorp, Inc. (Banks)	892	13,478
Greenhill & Co., Inc. (Diversified Financial Services)	446	36,429
Hancock Holding Co. (Banks)	446	15,548
Hanover Insurance Group, Inc. (Insurance)	446	20,837
Hartford Financial Services Group, Inc. (Insurance)	5,798	153,589
Hatteras Financial Corp. (REIT)	446	13,500
HCC Insurance Holdings, Inc. (Insurance)	1,338	38,722
HCP, Inc. (REIT)	4,460	164,083
Health Care REIT, Inc. (REIT)	1,784	84,990
Healthcare Realty Trust, Inc. (REIT)	892	18,884
Highwoods Properties, Inc. (REIT)	892	28,410
Home Properties, Inc. (REIT)	446	24,749
Horace Mann Educators Corp. (Insurance)	446	8,046
Hospitality Properties Trust (REIT)	1,784	41,103
Host Marriott Corp. (REIT)	8,474	151,430
Hudson City Bancorp, Inc. (Savings & Loans)	6,244	79,549
Huntington Bancshares, Inc. (Banks)	10,704	73,536
IBERIABANK Corp. (Banks)	446	26,372
IntercontinentalExchange, Inc.* (Diversified Financial Services)	892	106,282
International Bancshares Corp. (Banks)	892	17,867
Invesco, Ltd. (Diversified Financial Services)	5,798	139,500
Investment Technology Group, Inc.* (Diversified Financial Services)	446	7,301
J.P. Morgan Chase & Co. (Diversified Financial Services)	49,952	2,118,964
Janus Capital Group, Inc. (Diversified Financial Services)	2,230	28,923
Jefferies Group, Inc. (Diversified Financial Services)	1,338	35,631
Jones Lang LaSalle, Inc. (Real Estate)	446	37,428
KBW, Inc. (Diversified Financial Services)	446	12,452
KeyCorp (Banks)	11,150	98,677
Kilroy Realty Corp. (REIT)	446	16,266
Kimco Realty Corp. (REIT)	4,906	88,504
LaSalle Hotel Properties (REIT)	892	23,549
Legg Mason, Inc. (Diversified Financial Services)	1,784	64,706
Lexington Realty Trust (REIT)	1,338	10,637
Liberty Property Trust (REIT)	1,338	42,709
Lincoln National Corp. (Insurance)	4,014	111,629
Loews Corp. (Insurance)	4,460	173,539
M&T Bank Corp. (Banks)	1,338	116,473
Mack-Cali Realty Corp. (REIT)	892	29,489
Marsh & McLennan Cos., Inc. (Insurance)	6,690	182,905
Marshall & Ilsley Corp. (Banks)	6,690	46,295
MasterCard, Inc.—Class A (Software)	1,338	299,859
MB Financial, Inc. (Banks)	892	15,449
MBIA, Inc.* (Insurance)	1,784	21,390
Mercury General Corp. (Insurance)	446	19,182
MetLife, Inc. (Insurance)	8,920	396,405
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,784	14,914
MFA Financial, Inc. (REIT)	3,568	29,115
MGIC Investment Corp.* (Insurance)	2,676	27,268
Mid-America Apartment Communities, Inc. (REIT)	446	28,317
Montpelier Re Holdings, Ltd. (Insurance)	892	17,786
Moody’s Corp. (Commercial Services)	2,676	71,021
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	17,394	473,291
MSCI, Inc.—Class A* (Software)	1,338	52,128
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,230	52,873
National Penn Bancshares, Inc. (Banks)	1,784	14,326
National Retail Properties, Inc. (REIT)	892	23,638
Nationwide Health Properties, Inc. (REIT)	1,784	64,902
New York Community Bancorp (Savings & Loans)	5,352	100,885
NewAlliance Bancshares, Inc. (Savings & Loans)	1,338	20,043
Northern Trust Corp. (Banks)	3,122	172,990
NYSE Euronext (Diversified Financial Services)	3,122	93,598
Old National Bancorp (Banks)	892	10,606
Old Republic International Corp. (Insurance)	3,122	42,553
OMEGA Healthcare Investors, Inc. (REIT)	1,338	30,025
optionsXpress Holdings, Inc. (Diversified Financial Services)	446	6,989
PacWest Bancorp (Banks)	446	9,535
PartnerRe, Ltd. (Insurance)	892	71,672
People’s United Financial, Inc. (Banks)	4,906	68,733
Piedmont Office Realty Trust, Inc.—Class A (REIT)	1,784	35,930
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	446	15,614
Platinum Underwriters Holdings, Ltd. (Insurance)	446	20,057
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,230	83,513
PNC Financial Services Group (Banks)	6,690	406,217
Popular, Inc.* (Banks)	12,934	40,613
Post Properties, Inc. (REIT)	446	16,190
Potlatch Corp. (Forest Products & Paper)	446	14,517
Principal Financial Group, Inc. (Insurance)	4,014	130,696
PrivateBancorp, Inc. (Banks)	892	12,827
ProAssurance Corp.* (Insurance)	446	27,028
Progressive Corp. (Insurance)	8,028	159,516
ProLogis (REIT)	7,136	103,044
Prosperity Bancshares, Inc. (Banks)	446	17,519
Protective Life Corp. (Insurance)	892	23,763
Provident Financial Services, Inc. (Savings & Loans)	892	13,496
Prudential Financial, Inc. (Insurance)	6,244	366,585
Public Storage, Inc. (REIT)	1,784	180,933
Radian Group, Inc. (Insurance)	1,784	14,397
Raymond James Financial Corp. (Diversified Financial Services)	1,338	43,753

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 133

Common Stocks, continued
	Shares	Value

Rayonier, Inc. (Forest Products & Paper)	892	$46,848
Realty Income Corp. (REIT)	1,338	45,760
Redwood Trust, Inc. (REIT)	892	13,318
Regency Centers Corp. (REIT)	892	37,678
Regions Financial Corp. (Banks)	16,056	112,392
Reinsurance Group of America, Inc. (Insurance)	892	47,909
RenaissanceRe Holdings (Insurance)	892	56,811
RLI Corp. (Insurance)	446	23,446
SEI Investments Co. (Software)	1,784	42,441
Selective Insurance Group, Inc. (Insurance)	892	16,190
Senior Housing Properties Trust (REIT)	1,784	39,141
Signature Bank* (Banks)	446	22,300
Simon Property Group, Inc. (REIT)	3,568	354,980
SL Green Realty Corp. (REIT)	892	60,219
SLM Corp.* (Diversified Financial Services)	6,244	78,612
St. Joe Co.* (Real Estate)	1,338	29,235
StanCorp Financial Group, Inc. (Insurance)	446	20,132
State Street Corp. (Banks)	6,244	289,347
Sterling Bancshares, Inc. (Banks)	1,338	9,393
Stifel Financial Corp.* (Diversified Financial Services)	446	27,670
Sunstone Hotel Investors, Inc.* (REIT)	1,338	13,822
SunTrust Banks, Inc. (Banks)	6,244	184,260
Susquehanna Bancshares, Inc. (Banks)	1,784	17,269
SVB Financial Group* (Banks)	446	23,660
Synovus Financial Corp. (Banks)	8,474	22,371
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,122	201,494
Tanger Factory Outlet Centers, Inc. (REIT)	446	22,831
Taubman Centers, Inc. (REIT)	892	45,028
TCF Financial Corp. (Banks)	1,784	26,421
TD Ameritrade Holding Corp. (Diversified Financial Services)	3,122	59,287
TFS Financial Corp. (Savings & Loans)	1,338	12,069
The Charles Schwab Corp. (Diversified Financial Services)	12,488	213,670
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,352	899,992
The Macerich Co. (REIT)	1,784	84,508
The Travelers Cos., Inc. (Insurance)	5,798	323,007
Torchmark Corp. (Insurance)	892	53,288
Tower Group, Inc. (Insurance)	446	11,409
Transatlantic Holdings, Inc. (Insurance)	892	46,045
TrustCo Bank Corp. NY (Banks)	892	5,655
Trustmark Corp. (Banks)	892	22,157
U.S. Bancorp (Banks)	24,530	661,574
UDR, Inc. (REIT)	2,230	52,450
UMB Financial Corp. (Banks)	446	18,473
Umpqua Holdings Corp. (Banks)	1,338	16,297
United Bankshares, Inc. (Banks)	446	13,023
Unitrin, Inc. (Insurance)	446	10,945
UnumProvident Corp. (Insurance)	4,014	97,219
Validus Holdings, Ltd. (Insurance)	892	27,304
Valley National Bancorp (Banks)	2,230	31,889
Ventas, Inc. (REIT)	1,784	93,624
Visa, Inc.—Class A (Commercial Services)	6,244	439,453
Vornado Realty Trust (REIT)	2,230	185,826
W.R. Berkley Corp. (Insurance)	1,784	48,846
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	892	31,479
Washington Federal, Inc. (Savings & Loans)	1,338	22,639
Washington REIT (REIT)	892	27,643
Webster Financial Corp. (Banks)	892	17,572
Weingarten Realty Investors (REIT)	1,338	31,791
Wells Fargo & Co. (Banks)	63,332	1,962,659
Westamerica Bancorp (Banks)	446	24,740
Western Union Co. (Commercial Services)	8,474	157,362
Whitney Holding Corp. (Banks)	1,338	18,933
Willis Group Holdings PLC (Insurance)	2,230	77,225
Wintrust Financial Corp. (Banks)	446	14,731
XL Group PLC (Insurance)	4,014	87,585
Zions Bancorp (Banks)	2,230	54,033

TOTAL COMMON STOCKS
(Cost $15,774,987)		28,168,762

Repurchase Agreements (0.3%)

	Principal Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $4,000 (Collateralized by $4,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $4,172)	$4,000	$4,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $10,000 (Collateralized by $11,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $10,986)	10,000	10,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $80,001 (Collateralized by $82,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $81,863)	80,000	80,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $3,000 (Collateralized by $3,000 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $3,133)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $97,000)		97,000

TOTAL INVESTMENT SECURITIES
(Cost $15,871,987)—100.0%		28,265,762
Net other assets (liabilities)—NM		2,439

NET ASSETS—100.0%		$28,268,201

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

134 :: ProFund VP Financials :: Financial Statements

ProFund VP Financials invested in the following industries as of December 31, 2010:

	Value	% of Net Assets

Banks	$7,888,805	27.9%
Commercial Services	731,346	2.6%
Diversified Financial Services	8,692,692	30.8%
Forest Products & Paper	144,878	0.5%
Insurance	5,846,561	20.7%
REIT	3,939,945	13.9%
Real Estate	225,404	0.8%
Savings & Loans	304,703	1.1%
Software	394,428	1.4%
Other**	99,439	0.3%

Total	$28,268,201	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 135

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$15,871,987

Securities, at value	28,168,762
Repurchase agreements, at value	97,000

Total Investment Securities, at value	28,265,762
Cash	263
Dividends and interest receivable	33,770
Receivable for capital shares issued	80,035
Prepaid expenses	131

TOTAL ASSETS	28,379,961

LIABILITIES:
Payable for investments purchased	26,562
Payable for capital shares redeemed	15,228
Advisory fees payable	16,994
Management services fees payable	2,266
Administration fees payable	898
Administrative services fees payable	10,047
Distribution fees payable	9,872
Trustee fees payable	1
Transfer agency fees payable	2,615
Fund accounting fees payable	1,798
Compliance services fees payable	86
Other accrued expenses	25,393

TOTAL LIABILITIES	111,760

NET ASSETS	$28,268,201

NET ASSETS CONSIST OF:
Capital	$41,212,443
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(25,338,017)
Net unrealized appreciation (depreciation) on investments	12,393,775

NET ASSETS	$28,268,201

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,427,127

Net Asset Value (offering and redemption price per share)	$19.81

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$419,360
Interest	80

TOTAL INVESTMENT INCOME	419,440

EXPENSES:
Advisory fees	219,617
Management services fees	29,282
Administration fees	12,482
Transfer agency fees	17,723
Administrative services fees	85,896
Distribution fees	73,206
Custody fees	20,532
Fund accounting fees	25,263
Trustee fees	384
Compliance services fees	239
Other fees	43,783

Total Gross Expenses before reductions	528,407
Less Expenses reduced by the Advisor	(36,464)

TOTAL NET EXPENSES	491,943

NET INVESTMENT INCOME (LOSS)	(72,503)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(203,165)
Change in net unrealized appreciation/depreciation on investments	1,635,155

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,431,990

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,359,487

See accompanying notes to the financial statements.

136 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$(72,503)	$88,722
Net realized gains (losses) on investments	(203,165)	(6,235,235)
Change in net unrealized appreciation/depreciation on investments	1,635,155	10,836,278

Change in net assets resulting from operations	1,359,487	4,689,765

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(88,722)	(487,543)

Change in net assets resulting from distributions	(88,722)	(487,543)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	50,263,634	69,097,729
Dividends reinvested	88,722	487,543
Value of shares redeemed	(50,993,779)	(68,746,201)

Change in net assets resulting from capital transactions	(641,423)	839,071

Change in net assets	629,342	5,041,293
NET ASSETS:
Beginning of period	27,638,859	22,597,566

End of period	$28,268,201	$27,638,859

Accumulated net investment income (loss)	$—	$88,722

SHARE TRANSACTIONS:
Issued	2,660,325	4,752,296
Reinvested	4,635	26,598
Redeemed	(2,781,176)	(4,663,728)

Change in shares	(116,216)	115,166

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Financials :: 137

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$17.91	$15.82	$32.38	$40.64	$34.84

Investment Activities:
Net investment income (loss)(a)	(0.05)	0.06	0.46	0.41	0.34
Net realized and unrealized gains (losses) on investments	2.01	2.32	(16.72)	(8.11)	5.69

Total income (loss) from investment activities	1.96	2.38	(16.26)	(7.70)	6.03

Distributions to Shareholders From:
Net investment income	(0.06)	(0.29)	(0.30)	(0.56)	(0.23)

Net Asset Value, End of Period	$19.81	$17.91	$15.82	$32.38	$40.64

Total Return	10.93%	15.01%	(50.54)%	(19.11)%	17.35%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.88%	1.85%	1.74%	1.76%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)	(0.25)%	0.39%	1.90%	1.04%	0.90%

Supplemental Data:
Net assets, end of period (000’s)	$28,268	$27,639	$22,598	$24,899	$49,610
Portfolio turnover rate(b)	140%	272%	413%	216%	247%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

138 :: ProFund VP Oil & Gas :: Management Discussion of Fund Performance

The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 17.76%, compared to a total return of 19.70%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers, and service companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were National Oilwell Varco Inc (+52.53%), Halliburton Co (+35.69%), and ConocoPhillips (+33.35%), while the bottom three performers in this group were Devon Energy Corp (+6.82%), Exxon Mobil Corp (+7.23%), and Apache Corp (+15.57%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Oil & Gas	17.76%	6.51%	8.25%
Dow Jones U.S. Oil & Gas Index	19.70%	8.34%	10.75%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**

Fund	Gross	Net

ProFund VP Oil & Gas	1.81%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	98%

Total Exposure	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.5%
Chevron Corp.	12.1%
Schlumberger, Ltd.	7.6%
ConocoPhillips	4.9%
Occidental Petroleum Corp.	4.5%

Dow Jones U.S. Oil & Gas Index – Composition
% of Index

Oil and Gas Producers	74%
Oil Equipment, Services and Distribution	25%
Alternative Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Oil & Gas :: 139

Schedule of Portfolio Investments

Common Stocks (98.0%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	32,076	$2,442,908
Apache Corp. (Oil & Gas)	23,814	2,839,343
Atlas Energy, Inc.* (Oil & Gas)	4,860	213,694
Atwood Oceanics, Inc.* (Oil & Gas)	3,402	127,133
Baker Hughes, Inc. (Oil & Gas Services)	27,702	1,583,723
Berry Petroleum Co.—Class A (Oil & Gas)	2,916	127,429
Bill Barrett Corp.* (Oil & Gas)	2,430	99,946
Brigham Exploration Co.* (Oil & Gas)	7,776	211,818
Bristow Group, Inc.* (Transportation)	2,430	115,061
Cabot Oil & Gas Corp. (Oil & Gas)	6,804	257,532
Cameron International Corp.* (Oil & Gas Services)	15,552	788,953
CARBO Ceramics, Inc. (Oil & Gas Services)	1,458	150,961
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,944	67,049
Chart Industries, Inc.* (Machinery-Diversified)	1,944	65,668
Chesapeake Energy Corp. (Oil & Gas)	41,796	1,082,934
Chevron Corp. (Oil & Gas)	129,762	11,840,783
Cimarex Energy Co. (Oil & Gas)	5,346	473,281
Complete Production Services, Inc.* (Oil & Gas Services)	4,860	143,613
Comstock Resources, Inc.* (Oil & Gas)	2,916	71,617
Concho Resources, Inc.* (Oil & Gas)	6,318	553,899
ConocoPhillips (Oil & Gas)	70,470	4,799,007
Continental Resources, Inc.* (Oil & Gas)	1,944	114,404
Core Laboratories N.V. (Oil & Gas Services)	2,916	259,670
Denbury Resources, Inc.* (Oil & Gas)	25,758	491,720
Devon Energy Corp. (Oil & Gas)	26,730	2,098,572
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,374	292,489
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,346	227,686
Drill-Quip, Inc.* (Oil & Gas Services)	1,944	151,088
El Paso Corp. (Pipelines)	45,684	628,612
Energen Corp. (Gas)	4,860	234,544
EOG Resources, Inc. (Oil & Gas)	16,524	1,510,459
EQT Corp. (Oil & Gas)	9,720	435,845
EXCO Resources, Inc. (Oil & Gas)	11,178	217,077
Exterran Holdings, Inc.* (Oil & Gas Services)	3,888	93,118
Exxon Mobil Corp. (Oil & Gas)	327,078	23,915,943
First Solar, Inc.* (Energy-Alternate Sources)	3,402	442,736
FMC Technologies, Inc.* (Oil & Gas Services)	7,776	691,364
Forest Oil Corp.* (Oil & Gas)	7,290	276,801
Frontier Oil Corp.* (Oil & Gas)	6,804	122,540
Global Industries, Ltd.* (Oil & Gas Services)	6,804	47,152
Halliburton Co. (Oil & Gas Services)	58,806	2,401,049
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,804	82,601
Helmerich & Payne, Inc. (Oil & Gas)	6,318	306,297
Hess Corp. (Oil & Gas)	18,954	1,450,739
Holly Corp. (Oil & Gas)	2,916	118,885
Key Energy Services, Inc.* (Oil & Gas Services)	9,234	119,857
Lufkin Industries, Inc. (Oil & Gas Services)	1,944	121,286
Marathon Oil Corp. (Oil & Gas)	46,170	1,709,675
Murphy Oil Corp. (Oil & Gas)	12,150	905,783
Nabors Industries, Ltd.* (Oil & Gas)	18,468	433,259
National Oilwell Varco, Inc. (Oil & Gas Services)	27,216	1,830,276
Newfield Exploration Co.* (Oil & Gas)	8,748	630,818
Noble Corp. (Oil & Gas)	16,524	591,064
Noble Energy, Inc. (Oil & Gas)	11,178	962,202
Occidental Petroleum Corp. (Oil & Gas)	45,198	4,433,924
Oceaneering International, Inc.* (Oil & Gas Services)	3,402	250,489
OGE Energy Corp. (Electric)	6,318	287,722
Oil States International, Inc.* (Oil & Gas Services)	3,402	218,034
Parker Drilling Co.* (Oil & Gas)	7,290	33,315
Patterson-UTI Energy, Inc. (Oil & Gas)	10,206	219,939
Penn Virginia Corp. (Oil & Gas)	2,916	49,047
Petrohawk Energy Corp.* (Oil & Gas)	19,440	354,780
Pioneer Natural Resources Co. (Oil & Gas)	5,832	506,334
Plains Exploration & Production Co.* (Oil & Gas)	9,234	296,781
Pride International, Inc.* (Oil & Gas)	10,206	336,798
QEP Resources, Inc. (Oil & Gas)	11,178	405,873
Quicksilver Resources, Inc.* (Oil & Gas)	7,776	114,618
Range Resources Corp. (Oil & Gas)	10,206	459,066
Rosetta Resources, Inc.* (Oil & Gas)	3,402	128,051
Rowan Cos., Inc.* (Oil & Gas)	8,262	288,427
SandRidge Energy, Inc.* (Oil & Gas)	24,300	177,876
Schlumberger, Ltd. (Oil & Gas Services)	88,452	7,385,742
SEACOR SMIT, Inc. (Oil & Gas Services)	1,458	147,389
SM Energy Co. (Oil & Gas)	3,888	229,120
Southern Union Co. (Gas)	7,776	187,168
Southwestern Energy Co.* (Oil & Gas)	22,356	836,785
Sunoco, Inc. (Oil & Gas)	7,776	313,451
SunPower Corp.—Class A* (Energy - Alternate Sources)	3,402	43,648
SunPower Corp.—Class B* (Electrical Components & Equipment)	2,916	36,188
Superior Energy Services, Inc.* (Oil & Gas Services)	4,860	170,051
Swift Energy Co.* (Oil & Gas)	2,916	114,161
Tesoro Petroleum Corp.* (Oil & Gas)	9,234	171,198
TETRA Technologies, Inc.* (Oil & Gas Services)	4,860	57,688
The Williams Cos., Inc. (Pipelines)	37,908	937,086
Tidewater, Inc. (Oil & Gas Services)	3,402	183,164
Transocean, Ltd.* (Oil & Gas)	20,898	1,452,620
Ultra Petroleum Corp.* (Oil & Gas)	9,720	464,325
Unit Corp.* (Oil & Gas)	2,916	135,536
Valero Energy Corp. (Oil & Gas)	36,450	842,724

See accompanying notes to the financial statements.

140 :: ProFund VP Oil & Gas :: Financial Statements

Common Stocks, continued
	Shares	Value

Weatherford International, Ltd.* (Oil & Gas Services)	48,114	$1,096,999
Whiting Petroleum Corp.* (Oil & Gas)	3,888	455,635

TOTAL COMMON STOCKS (Cost $50,245,714)		95,793,715

TOTAL INVESTMENT SECURITIES (Cost $50,245,714)—98.0%		95,793,715
Net other assets (liabilities)—2.0%		1,961,325

NET ASSETS—100.0%		$97,755,040

*	Non-income producing security

ProFund VP Oil & Gas invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Electric	$287,722	0.3%
Electrical Components & Equipment	36,188	0.1%
Energy-Alternate Sources	486,384	0.5%
Gas	421,712	0.4%
Machinery-Diversified	65,668	0.1%
Oil & Gas	74,613,329	76.3%
Oil & Gas Services	18,201,953	18.6%
Pipelines	1,565,698	1.6%
Transportation	115,061	0.1%
Other**	1,961,325	2.0%

Total	$97,755,040	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 141

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$50,245,714

Securities, at value	95,793,715

Total Investment Securities, at value	95,793,715
Dividends receivable	42,086
Receivable for capital shares issued	646,069
Receivable for investments sold	2,038,734
Prepaid expenses	314

TOTAL ASSETS	98,520,918

LIABILITIES:
Cash overdraft	584,067
Payable for capital shares redeemed	4,739
Advisory fees payable	49,134
Management services fees payable	6,551
Administration fees payable	2,984
Administrative services fees payable	33,377
Distribution fees payable	27,248
Trustee fees payable	4
Transfer agency fees payable	8,031
Fund accounting fees payable	5,973
Compliance services fees payable	268
Other accrued expenses	43,502

TOTAL LIABILITIES	765,878

NET ASSETS	$97,755,040

NET ASSETS CONSIST OF:
Capital	$64,339,864
Accumulated net investment income (loss)	152,698
Accumulated net realized gains (losses) on investments	(12,285,523)
Net unrealized appreciation (depreciation) on investments	45,548,001

NET ASSETS	$97,755,040

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,102,543

Net Asset Value (offering and redemption price per share)	$46.49

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,363,332
Interest	148

TOTAL INVESTMENT INCOME	1,363,480

EXPENSES:
Advisory fees	540,527
Management services fees	72,070
Administration fees	29,345
Transfer agency fees	41,963
Administrative services fees	231,193
Distribution fees	180,176
Custody fees	11,835
Fund accounting fees	56,375
Trustee fees	963
Compliance services fees	596
Other fees	112,841

Total Gross Expenses before reductions	1,277,884
Less Expenses reduced by the Advisor	(67,102)

TOTAL NET EXPENSES	1,210,782

NET INVESTMENT INCOME (LOSS)	152,698

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,774,301
Change in net unrealized appreciation/depreciation on investments	7,507,781

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,282,082

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,434,780

See accompanying notes to the financial statements.

142 :: ProFund VP Oil & Gas :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$152,698	$304,297
Net realized gains (losses) on investments	3,774,301	(5,870,692)
Change in net unrealized appreciation/depreciation on investments	7,507,781	13,491,193

Change in net assets resulting from operations	11,434,780	7,924,798

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(304,297)	—
Net realized gains on investments	—	(9,120,883)

Change in net assets resulting from distributions	(304,297)	(9,120,883)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	94,253,258	105,987,598
Dividends reinvested	304,297	9,120,883
Value of shares redeemed	(90,539,744)	(97,981,112)

Change in net assets resulting from capital transactions	4,017,811	17,127,369

Change in net assets	15,148,294	15,931,284
NET ASSETS:
Beginning of period	82,606,746	66,675,462

End of period	$97,755,040	$82,606,746

Accumulated net investment income (loss)	$152,698	$304,297

SHARE TRANSACTIONS:
Issued	2,295,149	2,684,278
Reinvested	7,682	236,660
Redeemed	(2,284,080)	(2,553,632)

Change in shares	18,751	367,306

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Oil & Gas :: 143

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$39.64	$38.84	$66.69	$51.51	$47.02

Investment Activities:
Net investment income (loss)(a)	0.08	0.15	(0.15)	(0.17)	(0.08)
Net realized and unrealized gains (losses) on investments	6.93	5.73	(23.29)	16.79	9.13

Total income (loss) from investment activities	7.01	5.88	(23.44)	16.62	9.05

Distributions to Shareholders From:
Net investment income	(0.16)	—	—	—	—
Net realized gains on investments	—	(5.08)	(4.41)	(1.44)	(4.56)

Total distributions	(0.16)	(5.08)	(4.41)	(1.44)	(4.56)

Net Asset Value, End of Period	$46.49	$39.64	$38.84	$66.69	$51.51

Total Return	17.76%	15.50%	(36.95)%	32.48%	20.63%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.81%	1.73%	1.71%	1.76%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.68%
Net investment income (loss)	0.21%	0.39%	(0.25)%	(0.30)%	(0.15)%

Supplemental Data:
Net assets, end of period (000’s)	$97,755	$82,607	$66,675	$194,871	$144,216
Portfolio turnover rate(b)	89%	109%	147%	180%	166%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

144 :: ProFund VP Pharmaceuticals :: Management Discussion of Fund Performance

The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 0.48%, compared to a return of 2.13%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin, and cold remedies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Mylan Inc (+14.65%), Hospira Inc (+9.20%), and Allergen Inc (+8.98%), while the bottom three performers in this group were Abbott Laboratories (-11.26%), Johnson & Johnson (-3.97%), and Pfizer Inc (-3.74%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Pharmaceuticals	0.48%	1.65%	-1.65%
Dow Jones U.S. Pharmaceuticals Index	2.13%	3.53%	0.30%
S&P 500 Index	15.08%	2.29%	3.73%

Expense Ratios**

Fund	Gross	Net

ProFund VP Pharmaceuticals	1.80%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	77%
Swap Agreements	23%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	19.7%
Pfizer, Inc.	15.5%
Merck & Co., Inc.	14.3%
Abbott Laboratories	4.8%
Bristol-Myers Squibb Co.	4.7%

Dow Jones U.S. Pharmaceuticals Index – Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Pharmaceuticals :: 145

Schedule of Portfolio Investments

Common Stocks (76.5%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	6,893	$330,244
Alkermes, Inc.* (Pharmaceuticals)	1,017	12,489
Allergan, Inc. (Pharmaceuticals)	3,164	217,272
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	452	9,537
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,204	323,162
Cephalon, Inc.* (Pharmaceuticals)	791	48,821
Eli Lilly & Co. (Pharmaceuticals)	9,040	316,762
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,130	40,352
Forest Laboratories, Inc.* (Pharmaceuticals)	2,938	93,957
Hospira, Inc.* (Pharmaceuticals)	1,695	94,395
Johnson & Johnson (Healthcare-Products)	21,922	1,355,876
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,599	36,516
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	565	15,136
Merck & Co., Inc. (Pharmaceuticals)	27,346	985,550
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,520	95,508
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	339	13,055
Perrigo Co. (Pharmaceuticals)	904	57,250
Pfizer, Inc. (Pharmaceuticals)	60,907	1,066,482
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	565	26,532
Talecris Biotherapeutics Holdings Corp.* (Pharmaceuticals)	678	15,797
Theravance, Inc.* (Pharmaceuticals)	678	16,997
Warner Chilcott PLC—Class A (Pharmaceuticals)	1,243	28,042
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,356	70,037

TOTAL COMMON STOCKS
(Cost $3,963,972)		5,269,769

TOTAL INVESTMENT SECURITIES
(Cost $3,963,972)—76.5%		5,269,769
Net other assets (liabilities)—23.5%		1,614,914

NET ASSETS—100.0%		$6,884,683

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$1,599,520	$(480)

ProFund VP Pharmaceuticals invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Healthcare-Products	$1,365,413	19.8%
Pharmaceuticals	3,904,356	56.7%
Other**	1,614,914	23.5%

Total	$6,884,683	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

146 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$3,963,972

Securities, at value	5,269,769

Total Investment Securities, at value	5,269,769
Dividends receivable	12,251
Receivable for investments sold	1,721,620
Prepaid expenses	42

TOTAL ASSETS	7,003,682

LIABILITIES:
Cash overdraft	38,236
Payable for capital shares redeemed	63,575
Unrealized loss on swap agreements	480
Advisory fees payable	3,656
Management services fees payable	487
Administration fees payable	236
Administrative services fees payable	2,834
Distribution fees payable	2,329
Transfer agency fees payable	710
Fund accounting fees payable	473
Compliance services fees payable	23
Other accrued expenses	5,960

TOTAL LIABILITIES	118,999

NET ASSETS	$6,884,683

NET ASSETS CONSIST OF:
Capital	$16,197,647
Accumulated net investment income (loss)	152,879
Accumulated net realized gains (losses) on investments	(10,771,160)
Net unrealized appreciation (depreciation) on investments	1,305,317

NET ASSETS	$6,884,683

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	311,624

Net Asset Value (offering and redemption price per share)	$22.09

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$297,121
Interest	87

TOTAL INVESTMENT INCOME	297,208

EXPENSES:
Advisory fees	64,433
Management services fees	8,591
Administration fees	3,655
Transfer agency fees	5,268
Administrative services fees	28,250
Distribution fees	21,477
Custody fees	3,586
Fund accounting fees	7,131
Trustee fees	119
Compliance services fees	64
Other fees	10,567

Total Gross Expenses before reductions	153,141
Less Expenses reduced by the Advisor	(8,812)

TOTAL NET EXPENSES	144,329

NET INVESTMENT INCOME (LOSS)	152,879

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	169,682
Net realized gains (losses) on swap agreements	43,825
Change in net unrealized appreciation/depreciation on investments	(474,719)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(261,212)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(108,333)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 147

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$152,879	$399,470
Net realized gains (losses) on investments	213,507	(2,424,874)
Change in net unrealized appreciation/depreciation on investments	(474,719)	682,254

Change in net assets resulting from operations	(108,333)	(1,343,150)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(399,470)	(226,653)

Change in net assets resulting from distributions	(399,470)	(226,653)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,544,508	63,925,638
Dividends reinvested	399,470	226,653
Value of shares redeemed	(28,673,555)	(61,584,331)

Change in net assets resulting from capital transactions	(5,729,577)	2,567,960

Change in net assets	(6,237,380)	998,157
NET ASSETS:
Beginning of period	13,122,063	12,123,906

End of period	$6,884,683	$13,122,063

Accumulated net investment income (loss)	$152,879	$399,470

SHARE TRANSACTIONS:
Issued	1,017,568	3,169,454
Reinvested	17,970	10,971
Redeemed	(1,295,709)	(3,209,676)

Change in shares	(260,171)	(29,251)

See accompanying notes to the financial statements.

148 :: ProFund VP Pharmaceuticals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$22.95	$20.17		$25.47	$25.27	$22.56

Investment Activities:
Net investment income (loss)(a)	0.39	0.52		0.44	0.32	0.25
Net realized and unrealized gains (losses) on investments	(0.27)	2.83	(b)	(5.37)	0.26	2.51

Total income (loss) from investment activities	0.12	3.35		(4.93)	0.58	2.76

Distributions to Shareholders From:
Net investment income	(0.98)	(0.57)		(0.37)	(0.38)	(0.05)

Net Asset Value, End of Period	$22.09	$22.95		$20.17	$25.47	$25.27

Total Return	0.48%	16.90%		(19.51)%	2.32%	12.18%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.80%		1.77%	1.73%	1.75%
Net expenses	1.68%	1.65%		1.63%	1.63%	1.70%
Net investment income (loss)	1.78%	2.66%		1.99%	1.22%	1.02%

Supplemental Data:
Net assets, end of period (000’s)	$6,885	$13,122		$12,124	$12,511	$21,079
Portfolio turnover rate(c)	360%	508%		579%	443%	454%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Precious Metals :: 149

The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 32.93%, compared to a return of 35.95%[1] for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.[2]

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Pan American Silver Corp (+73.08%), Freeport-McMoRan Copper & Gold Inc (+49.57%), and Agnico-Eagle Mines Ltd (+42.04%), while the bottom three performers in this group were Randgold Resources Ltd (+4.03%), Goldcorp Inc (+16.88%), and AngloGold Ashanti Ltd (+22.52%).

Value of a $10,000 Investment at Net Asset Value*

*

The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Precious Metals	32.93%	10.37%	11.38%
Dow Jones Precious Metals Index[3]	35.95%	12.87%	14.46%
S&P 500 Index	15.08%	2.29%	3.73%

Expense Ratios**

Fund	Gross	Net

ProFund VP Precious Metals	1.80%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index – Composition
The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]

The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]

The Prior to June 19, 2004, the index underlying the Fund’s benchmark was the Philadelphia Stock Exchange Gold and Silver Index. This index measured the performance of the gold and silver mining industry of the global market. Component companies included involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls. The Philadelphia Stock Exchange Gold and Silver Index represents performance from May 1, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.

[4]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

150 :: ProFund VP Precious Metals :: Financial Statements

Schedule of Portfolio Investments

	Principal
	Amount	Value

U.S. Treasury Obligations (24.1%)
U.S. Treasury Notes, 0.625%, 12/31/12	$42,143,000	$42,166,047

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $42,180,811)		42,166,047

Repurchase Agreements (74.9%)
Bank of Ameica, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $26,153,109 (Collateralized by $26,217,500 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $26,676,293)	26,153,000	26,153,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $26,153,349 (Collateralized by $26,711,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $26,677,290)	26,153,000	26,153,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $31,231,416 (Collateralized by $31,601,400 of various U.S. Treasury Obligations, 0.19%‡–2.13%, 11/17/11-12/31/15, total value of $31,855,747)	31,231,000	31,231,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $21,070,263 (Collateralized by $21,420,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $21,500,325)	21,070,000	21,070,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $26,153,153 (Collateralized by $26,053,400 of various U.S. Treasury Notes, 1.50%–1.88%, 6/15/12-8/15/12, total value of $26,676,212)	26,153,000	26,153,000

TOTAL REPURCHASE AGREEMENTS
(Cost $130,760,000)		130,760,000

TOTAL INVESTMENT SECURITIES
(Cost $172,940,811)—99.0%		172,926,047
Net other assets (liabilities)—1.0%		1,809,352

NET ASSETS—100.0%		$174,735,399

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $40,348,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$148,961,457	$3,149,230
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	26,332,202	565,541

		$3,714,771

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Precious Metals :: 151

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$172,940,811

Securities, at value	42,166,047
Repurchase agreements, at value	130,760,000

Total Investment Securities, at value	172,926,047
Cash	785
Interest receivable	1,158
Unrealized gain on swap agreements	3,714,771
Receivable for capital shares issued	159,078
Prepaid expenses	506

TOTAL ASSETS	176,802,345

LIABILITIES:
Payable for capital shares redeemed	1,722,576
Advisory fees payable	93,297
Management services fees payable	12,440
Administration fees payable	5,522
Administrative services fees payable	61,179
Distribution fees payable	49,396
Trustee fees payable	7
Transfer agency fees payable	16,236
Fund accounting fees payable	11,054
Compliance services fees payable	515
Other accrued expenses	94,724

TOTAL LIABILITIES	2,066,946

NET ASSETS	$174,735,399

NET ASSETS CONSIST OF:
Capital	$169,424,220
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	1,611,172
Net unrealized appreciation (depreciation) on investments	3,700,007

NET ASSETS	$174,735,399

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,129,576

Net Asset Value (offering and redemption price per share)	$55.83

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$164,821

EXPENSES:
Advisory fees	1,022,662
Management services fees	136,354
Administration fees	57,155
Transfer agency fees	82,247
Administrative services fees	450,296
Distribution fees	340,887
Custody fees	10,879
Fund accounting fees	109,482
Trustee fees	1,818
Compliance services fees	1,241
Other fees	190,899

Total Gross Expenses before reductions	2,403,920
Less Expenses reduced by the Advisor	(113,157)

TOTAL NET EXPENSES	2,290,763

NET INVESTMENT INCOME (LOSS)	(2,125,942)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(6,314)
Net realized gains (losses) on swap agreements	33,847,371
Change in net unrealized appreciation/depreciation on investments	6,365,638

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	40,206,695

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$38,080,753

See accompanying notes to the financial statements.

152 :: ProFund VP Precious Metals :: Financial Statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,125,942)	$(1,721,597)
Net realized gains (losses) on investments	33,841,057	30,955,736
Change in net unrealized appreciation/depreciation on investments	6,365,638	(4,087,224)

Change in net assets resulting from operations	38,080,753	25,146,915

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(974,226)

Change in net assets resulting from distributions	—	(974,226)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	145,664,181	167,924,601
Dividends reinvested	—	974,226
Value of shares redeemed	(140,116,859)	(153,568,424)

Change in net assets resulting from capital transactions	5,547,322	15,330,403

Change in net assets	43,628,075	39,503,092
NET ASSETS:
Beginning of period	131,107,324	91,604,232

End of period	$174,735,399	$131,107,324

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	3,163,121	4,680,915
Reinvested	—	23,447
Redeemed	(3,154,783)	(4,512,430)

Change in shares	8,338	191,932

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Precious Metals :: 153

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$42.00	$31.27	$51.82	$43.80	$41.15

Investment Activities:
Net investment income (loss)(a)	(0.71)	(0.58)	0.31	1.57	1.46
Net realized and unrealized gains (losses) on investments	14.54	11.62	(15.95)	8.11	1.55

Total income (loss) from investment activities	13.83	11.04	(15.64)	9.68	3.01

Distributions to Shareholders From:
Net investment income	—	(0.31)	(1.53)	(1.66)	(0.36)
Net realized gains on investments	—	—	(3.38)	—	—

Total distributions	—	(0.31)	(4.91)	(1.66)	(0.36)

Net Asset Value, End of Period	$55.83	$42.00	$31.27	$51.82	$43.80

Total Return	32.93%	35.33%	(30.76)%	22.46%	7.36%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.80%	1.71%	1.70%	1.74%
Net expenses	1.68%	1.67%	1.63%	1.63%	1.70%
Net investment income (loss)	(1.56)%	(1.57)%	0.68%	3.41%	3.30%

Supplemental Data:
Net assets, end of period (000’s)	$174,735	$131,107	$91,604	$162,242	$125,274
Portfolio turnover rate(b)	694%(c)	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(c)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that includes the purchase of long-term instruments.

See accompanying notes to the financial statements.

154 :: ProFund VP Telecommunications :: Management Discussion of Fund Performance

The ProFund VP Telecommunications seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index . The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010 the Fund had a total return of 15.68%, compared to a return of 17.74%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that , in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed line communications and wireless communications companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Qwest Communications International Inc (+80.76%), Virgin Media Inc (+61.85%), and NII Holdings Inc (+33.00%), while the bottom three performers in this group were AT&T Inc (+4.82%), Sprint Nextel Corp (+15.57%), and Verizon Communications Inc (+15.58%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Telecommunications	15.68%	3.45%	-5.24%
Dow Jones U.S. Telecommunications Index	17.74%	5.49%	-2.37%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**

Fund	Gross	Net

ProFund VP Telecommunications	1.87%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	79%
Swap Agreements	21%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Verizon Communications, Inc.	24.2%
AT&T, Inc.	23.8%
American Tower Corp.	4.7%
CenturyTel, Inc.	3.4%
Sprint Nextel Corp.	3.1%
Dow Jones U.S. Telecommunications Index – Composition
% of Index

Fixed Line Telecommunications	84%
Mobile Telecommunications	16%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP Telecommunications :: 155

Schedule of Portfolio Investments

Common Stocks (78.7%)
	Shares	Value

AboveNet, Inc. (Internet)	1,146	$66,995
American Tower Corp.* (Telecommunications)	16,044	828,512
AT&T, Inc. (Telecommunications)	144,396	4,242,354
CenturyTel, Inc. (Telecommunications)	13,179	608,474
Cincinnati Bell, Inc.* (Telecommunications)	9,168	25,670
Crown Castle International Corp.* (Telecommunications)	10,887	477,177
Frontier Communications Corp. (Telecommunications)	44,694	434,873
Leap Wireless International, Inc.* (Telecommunications)	2,865	35,125
Leucadia National Corp. (Holding Companies-Diversified)	8,595	250,802
Level 3 Communications, Inc.* (Telecommunications)	73,917	72,439
MetroPCS Communications, Inc.* (Telecommunications)	10,887	137,503
NII Holdings, Inc.—Class B* (Telecommunications)	7,449	332,672
Qwest Communications International, Inc. (Telecommunications)	63,030	479,658
SBA Communications Corp.—Class A* (Telecommunications)	5,157	211,128
Sprint Nextel Corp.* (Telecommunications)	131,217	555,048
Telephone & Data Systems, Inc. (Telecommunications)	2,292	83,773
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	1,719	54,183
tw telecom, Inc.* (Telecommunications)	6,876	117,236
US Cellular Corp.* (Telecommunications)	573	28,616
Verizon Communications, Inc. (Telecommunications)	120,330	4,305,407
Virgin Media, Inc. (Telecommunications)	13,179	358,996
Windstream Corp. (Telecommunications)	21,774	303,530

TOTAL COMMON STOCKS
(Cost $10,347,926)		14,010,171

Repurchase Agreements (0.2%)
	Principal
	Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $1,000 (Collateralized by $1,100 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $1,119)	$1,000	$1,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Notes, 4.50%, 2/28/11, total value of $2,059)	2,000	2,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $19,000 (Collateralized by $20,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $19,967)	19,000	19,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Notes, 4.63%, 8/31/11, total value of $2,089)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,000)		24,000

TOTAL INVESTMENT SECURITIES
(Cost $10,371,926)—78.9%		14,034,171
Net other assets (liabilities)—21.1%		3,762,071

NET ASSETS—100.0%		$17,796,242

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2010

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$3,798,860	$(1,140)

ProFund VP Telecommunications invested in the following industries as of December 31, 2010:

		% of
	Value	Net Assets

Holding Companies-Diversified	$250,802	1.4%
Internet	66,995	0.4%
Telecommunications	13,692,374	76.9%
Other**	3,786,071	21.3%

Total	$17,796,242	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

156 :: ProFund VP Telecommunications :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$10,371,926

Securities, at value	14,010,171
Repurchase agreements, at value	24,000

Total Investment Securities, at value	14,034,171
Cash	354
Dividends and interest receivable	5,520
Receivable for investments sold	3,828,560
Prepaid expenses	33

TOTAL ASSETS	17,868,638

LIABILITIES:
Payable for capital shares redeemed	34,265
Unrealized loss on swap agreements	1,140
Advisory fees payable	10,339
Management services fees payable	1,378
Administration fees payable	593
Administrative services fees payable	6,796
Distribution fees payable	5,458
Trustee fees payable	1
Transfer agency fees payable	1,851
Fund accounting fees payable	1,188
Compliance services fees payable	57
Other accrued expenses	9,330

TOTAL LIABILITIES	72,396

NET ASSETS	$17,796,242

NET ASSETS CONSIST OF:
Capital	$23,804,848
Accumulated net investment income (loss)	458,265
Accumulated net realized gains (losses) on investments	(10,127,976)
Net unrealized appreciation (depreciation) on investments	3,661,105

NET ASSETS	$17,796,242

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,354,518

Net Asset Value (offering and redemption price per share)	$7.56

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$677,204
Interest	127

TOTAL INVESTMENT INCOME	677,331

EXPENSES:
Advisory fees	97,797
Management services fees	13,040
Administration fees	5,392
Transfer agency fees	7,817
Administrative services fees	43,467
Distribution fees	32,599
Custody fees	4,225
Fund accounting fees	10,555
Trustee fees	169
Compliance services fees	127
Other fees	17,547

Total Gross Expenses before reductions	232,735
Less Expenses reduced by the Advisor	(13,669)

TOTAL NET EXPENSES	219,066

NET INVESTMENT INCOME (LOSS)	458,265

REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS:
Net realized gains (losses) on investment securities	(420,015)
Net realized gains (losses) on swap agreements	128,812
Change in net unrealized appreciation/depreciation on investments	2,274,898

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,983,695

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,441,960

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Telecommunications :: 157

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$458,265	$452,783
Net realized gains (losses) on investments	(291,203)	(274,598)
Change in net unrealized appreciation/depreciation on investments	2,274,898	(3,540)

Change in net assets resulting from operations	2,441,960	174,645

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(452,783)	(423,510)

Change in net assets resulting from distributions	(452,783)	(423,510)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	36,879,551	37,711,538
Dividends reinvested	452,783	423,510
Value of shares redeemed	(33,255,107)	(40,527,410)

Change in net assets resulting from capital transactions	4,077,226	(2,392,362)

Change in net assets	6,066,403	(2,641,227)
NET ASSETS:
Beginning of period	11,729,839	14,371,066

End of period	$17,796,242	$11,729,839

Accumulated net investment income (loss)	$458,265	$452,783

SHARE TRANSACTIONS:
Issued	5,497,540	5,891,671
Reinvested	67,884	67,653
Redeemed	(4,954,800)	(6,340,355)

Change in shares	610,624	(381,031)

See accompanying notes to the financial statements.

158 :: ProFund VP Telecommunications :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006

Net Asset Value, Beginning of Period	$6.73	$6.76	$19.31	$18.00	$13.48

Investment Activities:
Net investment income (loss)(a)	0.24	0.36	0.35	0.29	0.23
Net realized and unrealized gains (losses) on investments	0.79	0.10 (b)	(5.89)	1.24	4.37

Total income (loss) from investment activities	1.03	0.46	(5.54)	1.53	4.60

Distributions to Shareholders From:
Net investment income	(0.20)	(0.49)	(1.07)	(0.16)	(0.08)
Net realized gains on investments	—	—	(5.94)	(0.06)	—

Total distributions	(0.20)	(0.49)	(7.01)	(0.22)	(0.08)

Net Asset Value, End of Period	$7.56	$6.73	$6.76	$19.31	$18.00

Total Return	15.68%	7.32%	(34.42)%	8.39%	34.28%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.87%	1.79%	1.72%	1.75%
Net expenses	1.68%	1.66%	1.63%	1.63%	1.68%
Net investment income (loss)	3.51%	5.61%	2.70%	1.45%	1.40%

Supplemental Data:
Net assets, end of period (000’s)	$17,796	$11,730	$14,371	$35,618	$44,158
Portfolio turnover rate(c)	337%	689%	613%	411%	525%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Utilities :: 159

The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index. The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the year ended December 31, 2010, the Fund had a total return of 5.95%, compared to a total return of 7.80%1 of the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Spectra Energy Corp (+21.84%), Southern Co (+14.74%), and Dominion Resources Inc (+9.76%), while the bottom three performers in this group were Exelon Corp (-14.79%), Public Services Enterprise Group (-4.33%), and American Electric Power Co Inc (+3.42%).

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from January 22, 2001 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP Utilities	5.95%	2.34%	1.57%
Dow Jones U.S. Utilities Index	7.80%	3.87%	3.71%
S&P 500 Index	15.08%	2.29%	1.24%

Expense Ratios**

Fund	Gross	Net

ProFund VP Utilities	1.83%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings
Company	% of Net Assets

Southern Co.	6.6%
Exelon Corp.	5.8%
Dominion Resources, Inc.	5.3%
Duke Energy Corp.	4.9%
NextEra Energy, Inc.	4.5%

Dow Jones U.S. Utilities Index – Composition
% of Index

Electricity	72%
Gas, Water & MultiUtilities	28%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[3]	The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

160 :: ProFund VP Utilities :: Financial Statements

Schedule of Portfolio Investments

Common Stocks (100.1%)
	Shares	Value

AGL Resources, Inc. (Gas)	5,445	$195,203
Allegheny Energy, Inc. (Electric)	11,979	290,371
ALLETE, Inc. (Electric)	2,178	81,152
Alliant Energy Corp. (Electric)	7,986	293,645
Ameren Corp. (Electric)	16,698	470,717
American Electric Power, Inc. (Electric)	33,759	1,214,649
American Water Works Co., Inc. (Water)	12,342	312,129
Aqua America, Inc. (Water)	9,801	220,326
Atmos Energy Corp. (Gas)	6,534	203,861
Avista Corp. (Electric)	3,993	89,922
Black Hills Corp. (Electric)	2,904	87,120
California Water Service Group (Water)	1,452	54,116
Calpine Corp.* (Electric)	24,684	329,285
CenterPoint Energy, Inc. (Electric)	27,951	439,390
Cleco Corp. (Electric)	4,356	133,991
CMS Energy Corp. (Electric)	16,335	303,831
Consolidated Edison, Inc. (Electric)	20,691	1,025,653
Constellation Energy Group, Inc. (Electric)	12,705	389,154
Covanta Holding Corp. (Energy-Alternate Sources)	9,438	162,239
Dominion Resources, Inc. (Electric)	41,745	1,783,346
DPL, Inc. (Electric)	8,349	214,653
DTE Energy Co. (Electric)	11,979	542,888
Duke Energy Corp. (Electric)	93,654	1,667,978
Dynegy, Inc.* (Electric)	7,260	40,801
Edison International (Electric)	21,417	826,696
El Paso Electric Co.* (Electric)	3,267	89,941
Entergy Corp. (Electric)	13,431	951,318
Exelon Corp. (Electric)	46,827	1,949,876
FirstEnergy Corp. (Electric)	21,780	806,296
GenOn Energy, Inc.* (Energy-Alternate Sources)	54,087	206,071
Great Plains Energy, Inc. (Electric)	9,438	183,003
Hawaiian Electric Industries, Inc. (Electric)	6,534	148,910
IDACORP, Inc. (Electric)	3,267	120,814
Integrys Energy Group, Inc. (Electric)	5,445	264,137
ITC Holdings Corp. (Electric)	3,630	224,987
Laclede Group, Inc. (Gas)	1,452	53,056
National Fuel Gas Co. (Pipelines)	5,082	333,481
New Jersey Resources Corp. (Gas)	2,904	125,191
NextEra Energy, Inc. (Electric)	29,403	1,528,662
Nicor, Inc. (Gas)	3,267	163,089
NiSource, Inc. (Electric)	19,602	345,387
Northeast Utilities System (Electric)	12,342	393,463
Northwest Natural Gas Co. (Gas)	1,815	84,343
NorthWestern Corp. (Electric)	2,541	73,257
NRG Energy, Inc.* (Electric)	18,150	354,651
NSTAR (Electric)	7,260	306,299
NV Energy, Inc. (Electric)	16,698	234,607
ONEOK, Inc. (Gas)	6,897	382,577
Pepco Holdings, Inc. (Electric)	15,972	291,489
PG&E Corp. (Electric)	27,951	1,337,176
Piedmont Natural Gas Co., Inc. (Gas)	4,719	131,943
Pinnacle West Capital Corp. (Electric)	7,623	315,973
PNM Resources, Inc. (Electric)	5,445	70,894
Portland General Electric Co. (Electric)	5,445	118,156
PPL Corp. (Electric)	34,122	898,091
Progress Energy, Inc. (Electric)	20,691	899,645
Public Service Enterprise Group, Inc. (Electric)	36,300	1,154,703
Questar Corp. (Pipelines)	12,342	214,874
SCANA Corp. (Electric)	7,986	324,232
Sempra Energy (Gas)	15,972	838,211
South Jersey Industries, Inc. (Gas)	2,178	115,042
Southern Co. (Electric)	58,443	2,234,276
Southwest Gas Corp. (Gas)	3,267	119,801
Spectra Energy Corp. (Pipelines)	46,101	1,152,064
TECO Energy, Inc. (Electric)	14,520	258,456
The AES Corp.* (Electric)	56,628	689,729
UGI Corp. (Gas)	7,623	240,734
Unisource Energy Corp. (Electric)	2,541	91,069
Vectren Corp. (Gas)	5,808	147,407
Westar Energy, Inc. (Electric)	7,986	200,928
WGL Holdings, Inc. (Gas)	3,630	129,845
Wisconsin Energy Corp. (Electric)	8,349	491,422
Xcel Energy, Inc. (Electric)	32,307	760,830

TOTAL COMMON STOCKS
(Cost $22,098,239)		33,923,522

TOTAL INVESTMENT SECURITIES
(Cost $22,098,239)—100.1%		33,923,522
Net other assets (liabilities)—(0.1)%		(29,890)

NET ASSETS—100.0%		$33,893,632

*	Non-income producing security

ProFund VP Utilities invested in the following industries as of December 31, 2010:

	Value	% of Net Assets

Electric	$28,337,919	83.6%
Energy-Alternate Sources	368,310	1.1%
Gas	2,930,303	8.7%
Pipelines	1,700,419	5.0%
Water	586,571	1.7%
Other**	(29,890)	(0.1)%

Total	$33,893,632	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Utilities :: 161

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$22,098,239

Securities, at value	33,923,522

Total Investment Securities, at value	33,923,522
Dividends receivable	72,009
Receivable for investments sold	280,259
Prepaid expenses	144

TOTAL ASSETS	34,275,934

LIABILITIES:
Cash overdraft	18,330
Payable for capital shares redeemed	285,500
Advisory fees payable	20,240
Management services fees payable	2,699
Administration fees payable	1,091
Administrative services fees payable	13,365
Distribution fees payable	11,181
Trustee fees payable	1
Transfer agency fees payable	3,351
Fund accounting fees payable	2,184
Compliance services fees payable	109
Other accrued expenses	24,251

TOTAL LIABILITIES	382,302

NET ASSETS	$33,893,632

NET ASSETS CONSIST OF:
Capital	$30,972,184
Accumulated net investment income (loss)	916,027
Accumulated net realized gains (losses) on investments	(9,819,862)
Net unrealized appreciation (depreciation) on investments	11,825,283

NET ASSETS	$33,893,632

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,195,090

Net Asset Value (offering and redemption price per share)	$28.36

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Dividends	$1,497,456
Interest	53

TOTAL INVESTMENT INCOME	1,497,509

EXPENSES:
Advisory fees	259,590
Management services fees	34,612
Administration fees	14,615
Transfer agency fees	20,974
Administrative services fees	112,389
Distribution fees	86,530
Custody fees	8,182
Fund accounting fees	28,383
Trustee fees	458
Compliance services fees	297
Other fees	44,928

Total Gross Expenses before reductions	610,958
Less Expenses reduced by the Advisor	(29,476)

TOTAL NET EXPENSES	581,482

NET INVESTMENT INCOME (LOSS)	916,027

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(204,006)
Change in net unrealized appreciation/depreciation on investments	1,088,243

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	884,237

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,800,264

See accompanying notes to the financial statements.

162 :: ProFund VP Utilities :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$916,027	$827,777
Net realized gains (losses) on investments	(204,006)	(1,777,591)
Change in net unrealized appreciation/depreciation on investments	1,088,243	2,256,825

Change in net assets resulting from operations	1,800,264	1,307,011

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(856,502)	(1,254,992)

Change in net assets resulting from distributions	(856,502)	(1,254,992)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,319,975	52,956,407
Dividends reinvested	856,502	1,254,992
Value of shares redeemed	(40,495,937)	(51,533,751)

Change in net assets resulting from capital transactions	(5,319,460)	2,677,648

Change in net assets	(4,375,698)	2,729,667
NET ASSETS:
Beginning of period	38,269,330	35,539,663

End of period	$33,893,632	$38,269,330

Accumulated net investment income (loss)	$916,027	$856,502

SHARE TRANSACTIONS:
Issued	1,273,106	2,058,306
Reinvested	32,841	48,269
Redeemed	(1,504,824)	(2,091,356)

Change in shares	(198,877)	15,219

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Utilities :: 163

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$27.45	$25.78	$39.33	$34.84	$29.64

Investment Activities:
Net investment income (loss)(a)	0.71	0.71	0.53	0.46	0.54
Net realized and unrealized gains (losses) on investments	0.86	2.00	(12.26)	4.97	5.11

Total income (loss) from investment activities	1.57	2.71	(11.73)	5.43	5.65

Distributions to Shareholders From:
Net investment income	(0.66)	(1.04)	(0.91)	(0.52)	(0.45)
Net realized gains on investments	—	—	(0.91)	(0.42)	—

Total distributions	(0.66)	(1.04)	(1.82)	(0.94)	(0.45)

Net Asset Value, End of Period	$28.36	$27.45	$25.78	$39.33	$34.84

Total Return	5.95%	10.73%	(30.70)%	15.80%	19.22%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.83%	1.75%	1.72%	1.75%
Net expenses	1.68%	1.66%	1.63%	1.63%	1.68%
Net investment income (loss)	2.65%	2.84%	1.54%	1.22%	1.68%

Supplemental Data:
Net assets, end of period (000’s)	$33,894	$38,269	$35,540	$195,220	$104,601
Portfolio turnover rate(b)	61%	139%	82%	168%	153%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

164 :: ProFund VP U.S. Government Plus :: Management Discussion of Fund Performance

The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The Fund seeks investment results for a single day only, not for longer periods. The return of the Fund for longer periods are result of each day’s returns compounded over the period which may be greater than or less than the fund multiple times the return of the Index. For the twelve months ended December 31, 2010, the Fund had a total return of 10.10%, compared to a total return of 9.15%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2010 the most recent Long Bond issued carried a maturity date of November 15, 2040 and a 4.25% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 9.15% for the twelve months ended December 31, 2010 as measured by the Ryan Labs Treasury 30 Year Index. The yield on the Long Bond decreased from 4.63% on 12/31/09 to 4.34% on 12/31/10. The Long Bond’s total return of 9.15% for the period consisted of 4.25% derived from the yield of the bond and 4.90% derived from the price change of the bond. Since this Fund employs leverage, the daily performance of the Long Bond had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from May 1, 2002 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Five Year	Since Inception

ProFund VP U.S. Government Plus	10.10%	3.15%	5.33%
30-year U.S. Treasury Bond	9.15%	4.34%	6.41%
Barclays Capital U.S. Treasury: Long-Term Index	9.37%	5.68%	6.78%

Expense Ratios**

Fund	Gross	Net

ProFund VP U.S. Government Plus	1.53%	1.38%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	99%
U.S. Treasury Bonds	32%

Total Exposure	131%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
[3]
The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Financial Statements :: ProFund VP U.S. Government Plus :: 165

Schedule of Portfolio Investments

U.S. Treasury Obligations (44.9%)
	Principal Amount	Value

U.S. Treasury Bonds, 4.250%, 11/15/40	$13,400,000	$13,186,438
U.S. Treasury Notes, 0.625%, 12/31/12	5,126,000	5,128,803

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,361,278)		18,315,241

Repurchase Agreements (63.7%)
Bank of America, 0.05%, 1/3/11+, dated
12/31/10, with a repurchase price of
$5,195,022 (Collateralized by
$5,207,900 U.S. Treasury Notes,
1.38%, 9/15/12, total value of
$5,299,036)	5,195,000	5,195,000
Deutsche Bank, 0.16%, 1/3/11+, dated
12/31/10, with a repurchase price of
$5,195,069 (Collateralized by
$5,308,000 Federal National Mortgage
Association, 0.21%‡, 8/8/11, total
value of $5,301,301)	5,195,000	5,195,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10,
with a repurchase price of $5,188,069
(Collateralized by $5,280,800 of
various U.S. Treasury Obligations,
0.19%‡–2.13%, 11/17/11-12/31/15,
total value of $5,292,898)	5,188,000	5,188,000
UBS, 0.15%, 1/3/11+, dated 12/31/10,
with a repurchase price of $5,195,065
(Collateralized by $5,290,000 Federal
Home Loan Bank, 0.50%, 6/30/11,
total value of $5,309,838)	5,195,000	5,195,000
UMB, 0.07%, 1/3/11+, dated 12/31/10,
with a repurchase price of $5,195,030
(Collateralized by $5,258,221 of
various U.S. Treasury Notes,
0.88% –1.88%, 4/30/11-6/15/12,
total value of $5,299,011)	5,195,000	5,195,000

TOTAL REPURCHASE AGREEMENTS
(Cost $25,968,000)		25,968,000

TOTAL INVESTMENT SECURITIES
(Cost $44,329,278)—108.6%		44,283,241
Net other assets (liabilities)—(8.6)%		(3,494,619)

NET ASSETS—100.0%		$40,788,622

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $5,982,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	$(492,031)	$(349,956)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.250% due 11/15/40	41,035,406	(907,314)

		$(1,257,270)

See accompanying notes to the financial statements.

166 :: ProFund VP U.S. Government Plus :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$44,329,278

Securities, at value	18,315,241
Repurchase agreements, at value	25,968,000

Total Investment Securities, at value	44,283,241
Cash	52
Interest receivable	74,114
Receivable for capital shares issued	2,148
Prepaid expenses	273

TOTAL ASSETS	44,359,828

LIABILITIES:
Payable for capital shares redeemed	2,221,689
Unrealized loss on swap agreements	1,257,270
Advisory fees payable	14,560
Management services fees payable	2,912
Administration fees payable	1,527
Administrative services fees payable	18,031
Distribution fees payable	17,839
Trustee fees payable	2
Transfer agency fees payable	4,891
Fund accounting fees payable	3,058
Compliance services fees payable	169
Other accrued expenses	29,258

TOTAL LIABILITIES	3,571,206

NET ASSETS	$40,788,622

NET ASSETS CONSIST OF:
Capital	$61,188,396
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(19,096,467)
Net unrealized appreciation (depreciation) on investments	(1,303,307)

NET ASSETS	$40,788,622

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,079,835

Net Asset Value (offering and redemption price per share)	$19.61

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$1,151,724

EXPENSES:
Advisory fees	319,052
Management services fees	63,810
Administration fees	26,131
Transfer agency fees	37,968
Administrative services fees	197,233
Distribution fees	159,526
Custody fees	8,201
Fund accounting fees	50,520
Trustee fees	712
Compliance services fees	647
Other fees	76,749

Total Gross Expenses before reductions	940,549
Less Expenses reduced by the Advisor	(59,965)

TOTAL NET EXPENSES	880,584

NET INVESTMENT INCOME (LOSS)	271,140

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,671,969
Net realized gains (losses) on futures contracts	229,654
Net realized gains (losses) on swap agreements	1,123,362
Change in net unrealized appreciation/depreciation on investments	(912,632)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,112,353

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,383,493

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 167

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$271,140	$(103,257)
Net realized gains (losses) on investments	3,024,985	(21,449,915)
Change in net unrealized appreciation/depreciation on investments	(912,632)	(11,724,436)

Change in net assets resulting from operations	2,383,493	(33,277,608)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(278,335)	—
Return of capital	—	(30,119)
Net realized gains on investments	—	(24,247,436)

Change in net assets resulting from distributions	(278,335)	(24,277,555)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	286,596,115	232,544,751
Dividends reinvested	278,335	24,277,555
Value of shares redeemed	(290,573,191)	(282,368,668)

Change in net assets resulting from capital transactions	(3,698,741)	(25,546,362)

Change in net assets	(1,593,583)	(83,101,525)
NET ASSETS:
Beginning of period	42,382,205	125,483,730

End of period	$40,788,622	$42,382,205

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	14,461,533	9,053,640
Reinvested	13,042	1,257,781
Redeemed	(14,764,828)	(10,596,545)

Change in shares	(290,253)	(285,124)

See accompanying notes to the financial statements.

168 :: ProFund VP U.S. Government Plus :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$17.88	$47.26	$32.10	$30.20	$32.75

Investment Activities:
Net investment income (loss)(a)	0.08	(0.05)	0.58	1.06	1.04
Net realized and unrealized gains (losses) on investments	1.73	(14.27)	15.15	1.91	(2.55)

Total income (loss) from investment activities	1.81	(14.32)	15.73	2.97	(1.51)

Distributions to Shareholders From:
Net investment income	(0.08)	—	(0.57)	(1.07)	(1.04)
Return of capital	—	(0.01)	—	—	—
Net realized gains on investments	—	(15.05)	—	—	—

Total distributions	(0.08)	(15.06)	(0.57)	(1.07)	(1.04)

Net Asset Value, End of Period	$19.61	$17.88	$47.26	$32.10	$30.20

Total Return	10.10%	(32.62)%	49.73%	10.12%	(4.52)%

Ratios to Average Net Assets:
Gross expenses	1.47%	1.53%	1.45%	1.43%	1.42%
Net expenses	1.38%	1.36%	1.33%	1.33%	1.38%
Net investment income (loss)	0.42%	(0.16)%	1.71%	3.55%	3.45%

Supplemental Data:
Net assets, end of period (000’s)	$40,789	$42,382	$125,484	$94,705	$33,259
Portfolio turnover rate(b)	658%	808%	464%	474%	1,308%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Falling U.S. Dollar :: 169

The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index. For the year ending December 31, 2010, the Fund had a total return of -2.59%, compared to a return of 1.40%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics to the inverse of the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar (USD) versus a basket of six major currencies, including the Euro, Japanese Yen, British Pound Sterling, Canadian Dollar, Swedish Krona, and Swiss Franc. The Index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Pound Sterling, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

For the period, the USD strengthened against the Euro and British Pound, weakening versus the other four currencies: the USD strengthened 7.07% against the Euro and 3.57% against the British Pound, while weakening -12.79% against the Japanese Yen, -5.24% against the Canadian Dollar, -9.66% against the Swiss Franc and -6.28% against the Swedish Krona.

Since this Fund is designed to have inverse (opposite) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment at Net Asset Value*

*
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Falling U.S. Dollar from August 31, 2007 (inception date) to December 31, 2010 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/10

Fund	One Year	Since Inception

ProFund VP Falling U.S. Dollar	-2.59%	0.41%
U.S. Dollar Index	1.40%	-0.67%
S&P 500 Index[3]	15.08%	-2.48%

Expense Ratios**

Fund	Gross	Net

ProFund VP Falling U.S. Dollar	2.03%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2010. Contractual fee waivers are in effect through April 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Forward Currency Contracts	(101)%

Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Composition
% of Index

Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]
The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
[3]
The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

170 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Schedule of Portfolio Investments

Repurchase Agreements (98.3%)
	Principal Amount	Value

Bank of America, 0.05%, 1/3/11+, dated 12/31/10, with a repurchase price of $259,001 (Collateralized by $259,700 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $264,245)	$259,000	$259,000
Deutsche Bank, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $259,003 (Collateralized by $265,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $264,666)	259,000	259,000
HSBC, 0.16%, 1/3/11+, dated 12/31/10, with a repurchase price of $257,003 (Collateralized by $263,000 U.S. Treasury Bills, 0.19%‡, 11/17/11, total value of $262,559)	257,000	257,000
UBS, 0.15%, 1/3/11+, dated 12/31/10, with a repurchase price of $259,003 (Collateralized by $265,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $265,994)	259,000	259,000
UMB, 0.07%, 1/3/11+, dated 12/31/10, with a repurchase price of $259,002 (Collateralized by $259,808 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11-1/15/12, total value of $264,236)	259,000	259,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,293,000)		1,293,000

TOTAL INVESTMENT SECURITIES
(Cost $1,293,000)—98.3%		1,293,000
Net other assets (liabilities)—1.7%		21,709

NET ASSETS—100.0%		$1,314,709

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of December 31, 2010, the aggregate amount held in a segregated account was $140,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2010.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 171

At December 31, 2010, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)

Long:
British Pound Sterling vs. U.S. Dollar	1/7/11	51,685	$80,588	$80,582	$(6)
Canadian Dollar vs. U.S. Dollar	1/7/11	51,786	50,837	51,929	1,092
Euro vs. U.S. Dollar	1/7/11	294,535	386,165	393,702	7,537
Japanese Yen vs. U.S. Dollar	1/7/11	7,611,400	90,371	93,743	3,372
Swedish Krona vs. U.S. Dollar	1/7/11	157,958	22,579	23,518	939
Swiss Franc vs. U.S. Dollar	1/7/11	24,846	24,791	26,605	1,814

Total Long Contracts			$655,331	$670,079	$14,748

Short:
British Pound Sterling vs. U.S. Dollar	1/7/11	3,779	$5,905	$5,892	$13
Canadian Dollar vs. U.S. Dollar	1/7/11	6,922	6,841	6,941	(100)
Euro vs. U.S. Dollar	1/7/11	29,515	38,894	39,452	(558)
Japanese Yen vs. U.S. Dollar	1/7/11	453,373	5,394	5,584	(190)
Swedish Krona vs. U.S. Dollar	1/7/11	23,685	3,440	3,526	(86)
Swiss Franc vs. U.S. Dollar	1/7/11	3,090	3,169	3,309	(140)

Total Short Contracts			$63,643	$64,704	$(1,061)

At December 31, 2010, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)

Long:
British Pound Sterling vs. U.S. Dollar	1/7/11	51,414	$80,135	$80,159	$24
Canadian Dollar vs. U.S. Dollar	1/7/11	74,607	73,221	74,812	1,591
Euro vs. U.S. Dollar	1/7/11	302,926	397,173	404,919	7,746
Japanese Yen vs. U.S. Dollar	1/7/11	7,743,783	91,861	95,374	3,513
Swedish Krona vs. U.S. Dollar	1/7/11	239,302	34,191	35,628	1,437
Swiss Franc vs. U.S. Dollar	1/7/11	23,526	23,470	25,192	1,722

Total Long Contracts			$700,051	$716,084	$16,033

See accompanying notes to the financial statements.

172 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$1,293,000

Repurchase agreements, at value	1,293,000

Total Investment Securities, at value	1,293,000
Cash	350
Segregated cash balances with custodian	320
Interest receivable	4
Unrealized appreciation on forward currency contracts	30,800
Prepaid expenses	7

TOTAL ASSETS	1,324,481

LIABILITIES:
Payable for capital shares redeemed	3,476
Unrealized depreciation on forward currency contracts	1,080
Advisory fees payable	979
Management services fees payable	131
Administration fees payable	44
Administrative services fees payable	902
Distribution fees payable	892
Transfer agency fees payable	137
Fund accounting fees payable	89
Compliance services fees payable	4
Other accrued expenses	2,038

TOTAL LIABILITIES	9,772

NET ASSETS	$1,314,709

NET ASSETS CONSIST OF:
Capital	$3,360,576
Accumulated net investment income (loss)	—
Accumulated net realized gains (losses) on investments	(2,075,587)
Net unrealized appreciation (depreciation) on investments	29,720

NET ASSETS	$1,314,709

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	44,765

Net Asset Value (offering and redemption price per share)	$29.37

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$1,591

EXPENSES:
Advisory fees	11,519
Management services fees	1,536
Administration fees	666
Transfer agency fees	953
Administrative services fees	3,840
Distribution fees	3,840
Custody fees	3,408
Fund accounting fees	1,265
Trustee fees	22
Compliance services fees	12
Other fees	2,551

Total Gross Expenses before reductions	29,612
Less Expenses reduced by the Advisor	(1,552)

TOTAL NET EXPENSES	28,060

NET INVESTMENT INCOME (LOSS)	(26,469)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	7,980
Net realized gains (losses) on forward currency contracts	(100,447)
Change in net unrealized appreciation/depreciation on investments	36,676

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(55,791)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(82,260)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 173

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$(26,469)	$(34,620)
Net realized gains (losses) on investments	(92,467)	38,724
Change in net unrealized appreciation/depreciation on investments	36,676	44,180

Change in net assets resulting from operations	(82,260)	48,284

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(58,271)

Change in net assets resulting from distributions	—	(58,271)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,056,136	3,077,886
Dividends reinvested	—	58,271
Value of shares redeemed	(5,570,295)	(3,553,822)

Change in net assets resulting from capital transactions	(514,159)	(417,665)

Change in net assets	(596,419)	(427,652)
NET ASSETS:
Beginning of period	1,911,128	2,338,780

End of period	$1,314,709	$1,911,128

Accumulated net investment income (loss)	$—	$—

SHARE TRANSACTIONS:
Issued	176,299	102,719
Reinvested	—	1,896
Redeemed	(194,921)	(118,724)

Change in shares	(18,622)	(14,109)

See accompanying notes to the financial statements.

174 :: ProFund VP Falling U.S. Dollar :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$30.15	$30.18	$31.85	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.50)	(0.55)	0.15	0.29
Net realized and unrealized gains (losses) on investments	(0.28)	1.49	(1.70)	1.56

Total income (loss) from investment activities	(0.78)	0.94	(1.55)	1.85

Distributions to Shareholders From:
Net investment income	—	(0.97)	(0.08)	—
Net realized gains on investments	—	—	(0.04)	—

Total distributions	—	(0.97)	(0.12)	—

Net Asset Value, End of Period	$29.37	$30.15	$30.18	$31.85

Total Return	(2.59)%	3.04%	(4.86)%	6.17%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.92%	2.03%	1.62%	2.52%
Net expenses(d)	1.82%(e)	1.91%(e)	1.58%	1.63%
Net investment income (loss)(d)	(1.72)%	(1.82)%	0.46%	2.78%

Supplemental Data:
Net assets, end of period (000’s)	$1,315	$1,911	$2,339	$532
Portfolio turnover rate(f)	—	—	—	—

(a)	Period from commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods les than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Management Discussion of Fund Performance :: ProFund VP Money Market :: 175

The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2010, the Fund returned 0.02%. The Fund’s seven-day yield, as of December 31, 2010, was 0.02%1.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings & Index Composition

Market Exposure
Investment Type	% of Net Assets

Repurchase Agreements	113%

Total Exposure	113%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include fees associated with insurance company separate accounts or insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[1]	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

176 :: ProFund VP Money Market :: Financial Statements

Schedule of Portfolio Investments

Repurchase Agreements (112.8%)
	Principal Amount	Value

Bank of America, 0.05%, 1/3/11, dated 12/31/10, with a repurchase price of $38,843,162 (Collateralized by $38,938,500 U.S. Treasury Notes, 1.38%, 9/15/12, total value of $39,619,904)	$38,843,000	$38,843,000
Deutsche Bank, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $38,843,518 (Collateralized by $39,670,000 Federal National Mortgage Association, 0.21%‡, 8/8/11, total value of $39,619,936)	38,843,000	38,843,000
HSBC, 0.16%, 1/3/11, dated 12/31/10, with a repurchase price of $57,207,763 (Collateralized by $57,783,500 U.S. Treasury Notes, 0.88%, 1/31/12, total value of $58,351,210)	57,207,000	57,207,000
UBS, 0.15%, 1/3/11, dated 12/31/10, with a repurchase price of $20,475,256 (Collateralized by $20,810,000 Federal Home Loan Bank, 0.50%, 6/30/11, total value of $20,888,037)	20,475,000	20,475,000
UMB, 0.07%, 1/3/11, dated 12/31/10, with a repurchase price of $38,843,227 (Collateralized by $38,737,400 U.S. Treasury Notes, 1.50%, 7/15/12, total value of $39,619,910)	38,843,000	38,843,000

TOTAL REPURCHASE AGREEMENTS
(Cost $194,211,000)		194,211,000

TOTAL INVESTMENT SECURITIES
(Cost $194,211,000)—112.8%		194,211,000
Net other assets (liabilities)—(12.8)%		(21,991,075)

NET ASSETS—100.0%		$172,219,925

‡	Represents the effective yield or interest rate in effect at December 31, 2010.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Money Market :: 177

Statement of Assets and Liabilities December 31, 2010

ASSETS:
Total Investment Securities, at cost	$194,211,000

Repurchase agreements, at value	194,211,000

Total Investment Securities, at value	194,211,000
Cash	652
Interest receivable	642
Receivable for capital shares issued	98,719
Receivable from Advisor	61,360
Prepaid expenses	844

TOTAL ASSETS	194,373,217

LIABILITIES:
Payable for capital shares redeemed	21,818,741
Administration fees payable	5,544
Administrative services fees payable	52,387
Distribution fees payable	100,559
Trustee fees payable	7
Transfer agency fees payable	18,258
Fund accounting fees payable	11,098
Compliance services fees payable	590
Other accrued expenses	146,108

TOTAL LIABILITIES	22,153,292

NET ASSETS	$172,219,925

NET ASSETS CONSIST OF:
Capital	$172,219,925

NET ASSETS	$172,219,925

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	172,219,925

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations For the year ended December 31, 2010

INVESTMENT INCOME:
Interest	$254,152

EXPENSES:
Advisory fees	1,659,393
Management services fees	221,251
Administration fees	97,197
Transfer agency fees	140,538
Administrative services fees	254,804
Distribution fees	448,324
Custody fees	10,893
Fund accounting fees	186,936
Trustee fees	2,823
Compliance services fees	2,234
Other fees	176,593

Total Gross Expenses before reductions	3,200,986
Less Expenses reduced by the Advisor	(2,991,505)

TOTAL NET EXPENSES	209,481

NET INVESTMENT INCOME (LOSS)	44,671

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$44,671

See accompanying notes to the financial statements.

178 :: ProFund VP Money Market :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009

FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income (loss)	$44,671	$90,479

Change in net assets resulting from operations	44,671	90,479

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(44,671)	(90,479)

Change in net assets resulting from distributions	(44,671)	(90,479)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,668,232,055	2,117,847,225
Dividends reinvested	44,671	90,479
Value of shares redeemed	(2,724,352,132)	(2,164,660,841)

Change in net assets resulting from capital transactions	(56,075,406)	(46,723,137)

Change in net assets	(56,075,406)	(46,723,137)
NET ASSETS:
Beginning of period	228,295,331	275,018,468

End of period	$172,219,925	$228,295,331

SHARE TRANSACTIONS:
Issued	2,668,232,055	2,117,847,225
Reinvested	44,671	90,479
Redeemed	(2,724,352,132)	(2,164,660,841)

Change in shares	(56,075,406)	(43,723,137)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Money Market :: 179

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)	—	(a)	—	(a)	0.008	0.037	0.036

Distributions to Shareholders From:
Net investment income	—	(a)	—	(a)	(0.008)	(0.037)	(0.036)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000

Total Return	0.02%		0.03%		0.84%	3.77%	3.68%

Ratios to Average Net Assets:
Gross expenses	1.45%		1.41%		1.49%	1.37%	1.33%
Net expenses	0.09%(b)		0.06%(b)		0.99%(b)	1.30%	1.29%
Net investment income (loss)	0.02%		0.03%		0.82%	3.67%	3.65%
Supplemental Data:
Net assets, end of period (000’s)	$172,220		$228,295		$275,018	$251,771	$152,750

(a)	Amount is less than $0.0005.
(b)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

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Notes to Financial Statements

182 :: Notes to Financial Statements :: December 31, 2010

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report. ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP NASDAQ-100, ProFund VP Small-Cap Value, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraSmall-Cap, ProFund VP Short Small-Cap, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP Basic Materials, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Falling U.S. Dollar and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds VP will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

December 31, 2010 :: Notes to Financial Statements :: 183

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. For the year ended December 31, 2010, there were no short sale transactions.

When-Issued Securities

Each ProFund VP may purchase securities on a when–issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2010, the ProFunds VP did not hold any when-issued securities.

Foreign Currency Transactions

Each non-money market ProFund VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in, or receive revenues in, foreign currencies. The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective. Options held during the year ended December 31, 2010, were used as a hedge to limit each ProFund VP’s market exposure. All other derivative instruments held during the year ended December 31, 2010, gained exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet its investment objective during the year ended December 31, 2010. The volume associated with derivative positions in the ProFund VP NASDAQ-100, ProFund VP Pharmaceuticals, ProFund VP Telecommunications and ProFund VP U.S. Government Plus was 41%, 8%, 8% and 86%, respectively, based on average monthly notional amount in comparison to net assets during the year ended December 31, 2010.

With the exception of the ProFund VP NASDAQ-100, ProFund VP Pharmaceuticals, ProFund VP Telecommunications and ProFund VP U.S. Government Plus, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The non-money market ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The non-money market ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

184 :: Notes to Financial Statements :: December 31, 2010

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to the foreign currency denominated futures contracts) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. During the year ended December 31, 2010, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. During the year ended December 31, 2010, the ProFunds VP did not write options.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against nonpayment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. A ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

December 31, 2010 :: Notes to Financial Statements :: 185

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The non-money market ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund VP’s custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund VP on the notional amount, as well as any trading spreads the Funds may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements”.

Some Funds may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity (“short” the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the Funds may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e. the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at December 31, 2010 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

186 :: Notes to Financial Statements :: December 31, 2010

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the Fund’s Statement of Assets and Liabilities as of December 31, 2010:

	Assets			Liabilities

			Unrealized			Unrealized
	Variation	Unrealized	Appreciation	Variation	Unrealized	Depreciation
	Margin on	Gain	on Forward	Margin on	Loss	on Forward
	Futures	on Swap	Currency	Futures	on Swap	Currency
Fund	Contracts*	Agreements	Contracts	Contracts*	Agreements	Contracts

Equity Risk Exposure:
ProFund VP Bull	$309,705	$3,499	$–	$–	$–	$–
ProFund VP Mid-Cap	–	–	–	568	29,681	–
ProFund VP Small-Cap	–	–	–	6,959	43,171	–
ProFund VP NASDAQ-100	73,934	–	–	–	117,503	–
ProFund VP Europe 30	13,119	–	–	–	–	–
ProFund VP International	25,597	204,887	–	–	–	–
ProFund VP Emerging Markets	–	408,361	–	–	–	–
ProFund VP Japan	–	–	–	41,584	–	–
ProFund VP UltraSmall-Cap	67,213	–	–	–	691,663	–
ProFund VP Short Small-Cap	–	51,414	–	10,694	–	–
ProFund VP Short NASDAQ-100	–	57,599	–	4,670	–	–
ProFund VP Short International	–	–	–	10,419	8,611	–
ProFund VP Short Emerging Markets	–	–	–	–	59,221	–
ProFund VP Pharmaceuticals	–	–	–	–	480	–
ProFund VP Precious Metals	–	3,714,771	–	–	–	–
ProFund VP Telecommunications	–	–	–	–	1,140	–
Foreign Exchange Rate Risk Exposure:
ProFunds VP Falling U.S. Dollar	–	–	30,839	–	–	1,119
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	–	–	–	–	1,257,270	–

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Fund’s Statement of Operations for the year ended December 31, 2010:

				Net Change in Unrealized Appreciation
	Realized Gain (Loss) on Derivatives			(Depreciation) on Derivatives
	Recognized as a Result from Operations			Recognized as a Result from Operations

	Net	Net	Net Realized	Change in
	Realized	Realized	Gains (Losses)	Net Unrealized
	Gains (Losses)	Gains (Losses)	on Forward	Appreciation/
	on Futures	on Swap	Currency	Depreciation
Fund	Contracts	Agreements	Contracts	on Investments

Equity Risk Exposure:
ProFund VP Bull	$1,141,402	$1,399,895	$–	$472,324
ProFund VP Mid-Cap	1,041,844	955,213	–	(274,461)
ProFund VP Small-Cap	(180,545)	781,837	–	3,216
ProFund VP NASDAQ-100	1,586,670	944,957	–	(15,902)
ProFund VP Europe 30	80,579	–	–	791
ProFund VP International	(826,222)	(264,836)	–	257,422
ProFund VP Emerging Markets	–	(176,714)	–	312,500
ProFund VP Japan	(157,805)	–	–	(782,437)
ProFund VP UltraSmall-Cap	1,115,378	6,415,948	–	(259,265)
ProFund VP Short Small-Cap	(521,956)	(4,020,771)	–	(36,884)
ProFund VP Short NASDAQ-100	(255,376)	(4,043,310)	–	15,660
ProFund VP Short International	(78,208)	(275,580)	–	(25,621)
ProFund VP Short Emerging Markets	–	(553,659)	–	(55,408)
ProFund VP Pharmaceuticals	–	43,825	–	510
ProFund VP Precious Metals	–	33,847,371	–	6,378,894
ProFund VP Telecommunications	–	128,812	–	–
Foreign Exchange Rate Risk Exposure:
ProFunds VP Falling U.S. Dollar	7,980	–	(100,447)	36,676
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	229,654	1,123,362	–	(836,727)

December 31, 2010 :: Notes to Financial Statements :: 187

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP, or jointly with an affiliate, are allocated among the respective ProFunds VP and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

188 :: Notes to Financial Statements :: December 31, 2010

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments, except that fixed-income securities may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended, December 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of December 31, 2010, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

			LEVEL 2 – Other Significant
	LEVEL 1 – Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Bull
Common Stocks	$72,186,393	$–	$–	$–	$72,186,393	$–
U.S. Treasury Obligations	–	–	9,534,211	–	9,534,211	–
Repurchase Agreements	–	–	27,876,000	–	27,876,000	–
Futures Contracts	–	309,705	–	–	–	309,705
Swap Agreements	–	–	–	3,499	–	3,499

Total	$72,186,393	$309,705	$37,410,211	$3,499	$109,596,604	$313,204

ProFund VP Mid-Cap
Repurchase Agreements	$–	$–	$8,208,000	$–	$8,208,000	$–
Futures Contracts	–	(568)	–	–	–	(568)
Swap Agreements	–	–	–	(29,681)	–	(29,681)

Total	$–	$(568)	$8,208,000	$(29,681)	$8,208,000	$(30,249)

ProFund VP Small-Cap
Common Stocks	$2,967,702	$–	$–	$–	$2,967,702	$–
Corporate Bonds	–	–	163	–	163	–
Repurchase Agreements	–	–	5,690,000	–	5,690,000	–
Futures Contracts	–	(6,959)	–	–	–	(6,959)
Swap Agreements	–	–	–	(43,171)	–	(43,171)

Total	$2,967,702	$(6,959)	$5,690,163	$(43,171)	$8,657,865	$(50,130)

ProFund VP NASDAQ-100
Common Stocks	$19,998,101	$–	$–	$–	$19,998,101	$–
U.S. Treasury Obligations	–	–	5,766,151	–	5,766,151	–
Repurchase Agreements	–	–	24,300,000	–	24,300,000	–
Futures Contracts	–	73,934	–	–	–	73,934
Swap Agreements	–	–	–	(117,503)	–	(117,503)

Total	$19,998,101	$73,934	$30,066,151	$(117,503)	$50,064,252	$(43,569)

December 31, 2010 :: Notes to Financial Statements :: 189

			LEVEL 2 – Other Significant
	LEVEL 1 – Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Small-Cap Value
Common Stocks	$27,509,362	$–	$–	$–	$27,509,362	$–

Total	$27,509,362	$–	$–	$–	$27,509,362	$–

ProFund VP Asia 30
Common Stocks	$98,957,339	$–	$–	$–	$98,957,339	$–
Repurchase Agreements	–	–	246,000	–	246,000	–

Total	$98,957,339	$–	$246,000	$–	$99,203,339	$–

ProFund VP Europe 30
Common Stocks	$47,901,850	$–	$–	$–	$47,901,850	$–
Repurchase Agreements	–	–	304,000	–	304,000	–
Futures Contracts	–	13,119	–	–	–	13,119

Total	$47,901,850	$13,119	$304,000	$–	$48,205,850	$13,119

ProFund VP International
U.S. Treasury Obligations	$–	$–	$3,654,998	$–	$3,654,998	$–
Repurchase Agreements	–	–	16,467,000	–	16,467,000	–
Futures Contracts	–	25,597	–	–	–	25,597
Swap Agreements	–	–	–	204,887	–	204,887

Total	$–	$25,597	$20,121,998	$204,887	$20,121,998	$230,484

ProFund VP Emerging Markets
Common Stocks	$31,787,084	$–	$–	$–	$31,787,084	$–
Preferred Stocks	4,559,285	–	–	–	4,559,285	–
U.S. Treasury Obligations	–	–	2,778,519	–	2,778,519	–
Repurchase Agreements	–	–	12,389,000	–	12,389,000	–
Swap Agreements	–	–	–	408,361	–	408,361

Total	$36,346,369	$–	$15,167,519	$408,361	$51,513,888	$408,361

ProFund VP Japan
U.S. Treasury Obligations	$–	$–	$2,101,148	$–	$2,101,148	$–
Repurchase Agreements	–	–	8,805,000	–	8,805,000	–
Futures Contracts	–	(41,584)	–	–	–	(41,584)

Total	$–	$(41,584)	$10,906,148	$–	$10,906,148	$(41,584)

ProFund VP UltraSmall-Cap
Common Stocks	$2,967,710	$–	$–	$–	$2,967,710	$–
Corporate Bonds	–	–	163	–	163	–
U.S. Treasury Obligations	–	–	5,048,759	–	5,048,759	–
Repurchase Agreements	–	–	28,262,000	–	28,262,000	–
Futures Contracts	–	67,213	–	–	–	67,213
Swap Agreements	–	–	–	(691,663)	–	(691,663)

Total	$2,967,710	$67,213	$33,310,922	$(691,663)	$36,278,632	$(624,450)

ProFund VP Short Small-Cap
Repurchase Agreements	$–	$–	$5,622,000	$–	$5,622,000	$–
Futures Contracts	–	(10,694)	–	–	–	(10,694)
Swap Agreements	–	–	–	51,414	–	51,414

Total	$–	$(10,694)	$5,622,000	$51,414	$5,622,000	$40,720

ProFund VP Short NASDAQ-100
U.S. Treasury Obligations	$–	$–	$2,006,096	$–	$2,006,096	$–
Repurchase Agreements	–	–	10,038,000	–	10,038,000	–
Futures Contracts	–	(4,670)	–	–	–	(4,670)
Swap Agreements	–	–	–	57,599	–	57,599

Total	$–	$(4,670)	$12,044,096	$57,599	$12,044,096	$52,929

ProFund VP Short International
Repurchase Agreements	$–	$–	$1,168,000	$–	$1,168,000	$–
Futures Contracts	–	(10,419)	–	–	–	(10,419)
Swap Agreements	–	–	–	(8,611)	–	(8,611)

Total	$–	$(10,419)	$1,168,000	$(8,611)	$1,168,000	$(19,030)

190 :: Notes to Financial Statements :: December 31, 2010

			LEVEL 2 – Other Significant
	LEVEL 1 – Quoted Prices		Observable Inputs		Total

	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^

ProFund VP Short Emerging Markets
Repurchase Agreements	$–	$–	$2,142,000	$–	$2,142,000	$–
Swap Agreements	–	–	–	(59,221)	–	(59,221)

Total	$–	$–	$2,142,000	$(59,221)	$2,142,000	$(59,221)

ProFund VP Basic Materials
Common Stocks	$79,385,885	$–	$–	$–	$79,385,885	$–
Repurchase Agreements	–	–	567,000	–	567,000	–

Total	$79,385,885	$–	$567,000	$–	$79,952,885	$–

ProFund VP Consumer Services
Common Stocks	$22,220,122	$–	$–	$–	$22,220,122	$–

Total	$22,220,122	$–	$–	$–	$22,220,122	$–

ProFund VP Financials
Common Stocks	$28,168,762	$–	$–	$–	$28,168,762	$–
Repurchase Agreements	–	–	97,000	–	97,000	–

Total	$28,168,762	$–	$97,000	$–	$28,265,762	$–

ProFund VP Oil & Gas
Common Stocks	$95,793,715	$–	$–	$–	$95,793,715	$–

Total	$95,793,715	$–	$–	$–	$95,793,715	$–

ProFund VP Pharmaceuticals
Common Stocks	$5,269,769	$–	$–	$–	$5,269,769	$–
Swap Agreements	–	–	–	(480)	–	(480)

Total	$5,269,769	$–	$–	$(480)	$5,269,769	$(480)

ProFund VP Precious Metals
U.S. Treasury Obligations	$–	$–	$42,166,047	$–	$42,166,047	$–
Repurchase Agreements	–	–	130,760,000	–	130,760,000	–
Swap Agreements	–	–	–	3,714,771	–	3,714,771

Total	$–	$–	$172,926,047	$3,714,771	$172,926,047	$3,714,771

ProFund VP Telecommunications
Common Stocks	$14,010,171	$–	$–	$–	$14,010,171	$–
Repurchase Agreements	–	–	24,000	–	24,000	–
Swap Agreements	–	–	–	(1,140)	–	(1,140)

Total	$14,010,171	$–	$24,000	$(1,140)	$14,034,171	$(1,140)

ProFund VP Utilities
Common Stocks	$33,923,522	$–	$–	$–	$33,923,522	$–

Total	$33,923,522	$–	$–	$–	$33,923,522	$–

ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$–	$–	$18,315,241	$–	$18,315,241	$–
Repurchase Agreements	–	–	25,968,000	–	25,968,000	–
Swap Agreements	–	–	–	(1,257,270)	–	(1,257,270)

Total	$–	$–	$44,283,241	$(1,257,270)	$44,283,241	$(1,257,270)

ProFund VP Falling U.S. Dollar
Repurchase Agreements	$–	$–	$1,293,000	$–	$1,293,000	$–
Forward Currency Contracts	–	–	–	29,720	–	29,720

Total	$–	$–	$1,293,000	$29,720	$1,293,000	$29,720

ProFund VP Money Market
Repurchase Agreements	$–	$–	$194,211,000	$–	$194,211,000	$–

Total	$–	$–	$194,211,000	$–	$194,211,000	$–

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

December 31, 2010 :: Notes to Financial Statements :: 191

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2010.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

During the year ended December 31, 2010, ProFund VP Money Market paid an amount less than 0.25% on an annualized basis of its average daily net assets to maintain a more competitive yield. Had ProFund VP Money Market paid an amount equal to 0.25% of its average daily net assets, the Distribution and Service Fees would have been $553,131 for the year ended December 31, 2010.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $204,750 ($409,500 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and affiliated Trusts for the year ended December 31, 2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets. These expense limitations remain in effect until April 30, 2011.

192 :: Notes to Financial Statements :: December 31, 2010

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2010, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/11	04/30/12	04/30/13	04/30/14	Total

ProFund VP Bull	$–	$126,900	$78,992	$37,850	$243,742
ProFund VP Mid-Cap	1,412	5,663	–	4,020	11,095
ProFund VP Small-Cap	–	1,788	26,469	15,318	43,575
ProFund VP NASDAQ-100	8,984	69,998	68,545	27,589	175,116
ProFund VP Small-Cap Value	64,946	82,762	67,168	67,120	281,997
ProFund VP Asia 30	–	106,690	51,307	10,786	168,783
ProFund VP Europe 30	–	36,510	55,765	2,507	94,782
ProFund VP Emerging Markets	2,688	801	–	3,362	6,851
ProFund VP Japan	–	15,335	11,280	7,709	34,324
ProFund VP UltraSmall-Cap	30,280	34,841	28,092	26,639	119,852
ProFund VP Short Small-Cap	–	22,389	30,693	10,762	63,844
ProFund VP Short NASDAQ-100	10,222	44,947	21,074	15,903	92,146
ProFund VP Short International	1,768	4,189	2,917	3,061	11,935
ProFund VP Short Emerging Markets	1,922	5,422	3,223	1,727	12,294
ProFund VP Basic Materials	21,735	89,196	62,023	29,074	202,028
ProFund VP Consumer Services	30,317	23,581	24,087	29,018	107,003
ProFund VP Financials	35,692	55,521	42,736	25,115	159,064
ProFund VP Oil & Gas	45,630	155,284	98,078	45,656	344,648
ProFund VP Pharmaceuticals	15,085	15,367	20,198	4,595	55,245
ProFund VP Precious Metals	22,547	107,185	146,390	82,252	358,374
ProFund VP Telecommunications	25,680	28,034	11,430	10,080	75,224
ProFund VP Utilities	50,239	100,732	34,576	20,233	205,780
ProFund VP U.S. Government Plus	36,984	173,433	46,914	38,874	296,205
ProFund VP Falling U.S. Dollar	3,820	2,218	–	1,552	7,590
ProFund VP Money Market	110,014	491,368	249,555	143,634	994,571
The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market through April 30, 2011 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2010, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires	Expires
	04/30/13	04/30/14	Total

ProFund VP Money Market	$2,933,033	$1,919,761	$4,852,794

During the year ended December 31, 2010, the Advisor voluntarily contributed capital of $39,274 in the ProFund VP Small-Cap Value due to corrections of investment transactions. The impact to the net asset value and total return is disclosed in the Financial Highlights of the ProFund VP.

December 31, 2010 :: Notes to Financial Statements :: 193

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2010 were as follows:

	Purchases	Sales

ProFund VP Bull	$42,475,316	$64,161,457
ProFund VP Small-Cap	7,159,646	4,367,192
ProFund VP NASDAQ-100	1,012,133	20,726,802
ProFund VP Small-Cap Value	121,467,556	118,180,314
ProFund VP Asia 30	137,618,623	160,507,596
ProFund VP Europe 30	79,063,801	90,557,019
ProFund VP Emerging Markets	33,906,331	6,908,378
ProFund VP UltraSmall-Cap	4,178,352	8,886,159
ProFund VP Basic Materials	74,416,260	78,355,826
ProFund VP Consumer Services	41,528,295	27,234,180
ProFund VP Financials	40,468,270	41,068,982
ProFund VP Oil & Gas	65,801,949	62,940,011
ProFund VP Pharmaceuticals	28,106,683	32,410,448
ProFund VP Telecommunications	43,834,104	39,688,987
ProFund VP Utilities	21,228,745	26,696,271

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2010 were as follows:

	Purchases	Sales

ProFund VP Bull	$17,445,707	$7,897,114
ProFund VP NASDAQ-100	5,768,178	–
ProFund VP International	3,656,282	–
ProFund VP Emerging Markets	2,779,495	–
ProFund VP Japan	2,101,887	–
ProFund VP UltraSmall-Cap	5,050,534	–
ProFund VP Short NASDAQ-100	2,006,801	–
ProFund VP Precious Metals	54,917,877	48,241,654
ProFund VP U.S. Government Plus	183,995,030	197,054,789

6. Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

194 :: Notes to Financial Statements :: December 31, 2010

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of an index’s return over periods longer than one day.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds’VP exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7. Federal Income Tax Information

As of the tax year end of December 31, 2010, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	12/31/18	Total

ProFund VP NASDAQ-100	$–	$–	$–	$3,476,760	$–	$5,034,444	$–	$–	$8,511,204
ProFund VP Small-Cap Value	–	–	–	–	–	8,197,735	3,907,712	248,076	12,353,523
ProFund VP Europe 30	–	–	–	–	–	–	3,508,484	1,215,921	4,724,405
ProFund VP International	–	–	–	–	–	–	–	1,100,111	1,100,111
ProFund VP Emerging Markets	–	–	–	–	–	–	–	1,045,929	1,045,929
ProFund VP Japan	–	–	–	1,757,204	5,078,522	7,199,827	–	940,242	14,975,795
ProFund VP Short Small-Cap	–	–	–	509,147	2,926,942	–	10,167,878	4,484,848	18,088,815
ProFund VP Short NASDAQ-100	10,861,864	17,059,717	2,225,939	3,507,939	5,450,519	11,760,242	–	4,237,152	55,103,372
ProFund VP Short International	–	–	–	–	–	–	–	308,866	308,866
ProFund VP Short Emerging Markets	–	–	–	–	–	–	–	516,277	516,277
ProFund VP Basic Materials	–	–	–	142,609	–	12,512,598	647,115	2,252,577	15,554,899
ProFund VP Consumer Services	–	–	172,236	–	–	397,048	301,213	757,796	1,628,293
ProFund VP Financials	–	–	–	–	–	6,088,475	3,025,224	986,600	10,100,299
ProFund VP Oil & Gas	–	–	–	–	–	–	1,504,513	–	1,504,513
ProFund VP Pharmaceuticals	707,889	938,481	1,453,587	424,035	–	1,085,192	3,852,304	602,310	9,063,798
ProFund VP Telecommunications	–	–	–	–	–	4,673,452	1,865,774	–	6,539,226
ProFund VP Utilities	–	–	–	–	–	671,740	1,350,225	212,304	2,234,269
ProFund VP U.S. Government Plus	–	–	–	–	–	–	18,773,965	–	18,773,965
ProFund VP Falling U.S. Dollar	–	–	–	–	–	1,990,077	–	55,790	2,045,867

December 31, 2010 :: Notes to Financial Statements :: 195

As of the tax year end of December 31, 2010, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options in addition to changes in ProFund VP ownership during the year and in prior years. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/15	12/31/16	12/31/17	12/31/18	Total

ProFund VP Mid-Cap	$–	$–	$–	$–	$1,055,184	$–	$–	$1,055,184
ProFund VP Small-Cap	–	–	–	–	–	192,710	–	192,710
ProFund VP NASDAQ-100	–	5,735,920	–	–	–	–	–	5,735,920
ProFund VP Europe 30	7,667,165	3,425,937	–	–	–	–	–	11,093,102
ProFund VP Japan	159,549	–	–	–	–	–	–	159,549
ProFund VP UltraSmall-Cap	–	–	3,023,489	2,015,660	1,007,830	–	–	6,046,979
ProFund VP Short Small-Cap	16,463	–	–	–	–	–	–	16,463
ProFund VP Short NASDAQ-100	1,426,502	–	–	–	–	–	–	1,426,502
ProFund VP Short International	–	–	–	–	–	621,676	20,374	642,050
ProFund VP Short Emerging Markets	–	–	–	–	–	922,407	146,435	1,068,842
ProFund VP Basic Materials	502,240	–	–	–	–	–	–	502,240
ProFund VP Consumer Services	24,850	–	–	–	–	–	–	24,850
ProFund VP Financials	945,462	–	–	–	–	–	–	945,462
ProFund VP Oil & Gas	722,218	–	1,013,966	–	–	–	–	1,736,184
ProFund VP Pharmaceuticals	354,345	–	–	–	–	–	–	354,345
ProFund VP Precious Metals	764,478	–	–	–	–	–	–	764,478
ProFund VP Telecommunications	1,298,517	–	–	–	–	–	–	1,298,517
ProFund VP Utilities	2,288,884	226,080	–	–	–	–	–	2,514,964

The tax character of dividends paid to shareholders during the tax year ended December 31, 2010, were as follows:

		Net			Total
	Ordinary	Long-Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

ProFund VP Bull	$135,672	$–	$135,672	$–	$135,672
ProFund VP Mid-Cap	575,550	357,615	933,165	–	933,165
ProFund VP Small-Cap Value	52,497	–	52,497	–	52,497
ProFund VP Asia 30	72,405	–	72,405	–	72,405
ProFund VP Europe 30	807,118	–	807,118	–	807,118
ProFund VP International	–	577,242	577,242	–	577,242
ProFund VP Emerging Markets	474,549	–	474,549	–	474,549
ProFund VP Basic Materials	336,513	–	336,513	–	336,513
ProFund VP Financials	88,722	–	88,722	–	88,722
ProFund VP Oil & Gas	304,297	–	304,297	–	304,297
ProFund VP Pharmaceuticals	399,470	–	399,470	–	399,470
ProFund VP Telecommunications	452,783	–	452,783	–	452,783
ProFund VP Utilities	856,502	–	856,502	–	856,502
ProFund VP U.S. Government Plus	278,335	–	278,335	–	278,335
ProFund VP Money Market	44,671	–	44,671	–	44,671

The tax character of dividends paid to shareholders during the tax year ended December 31, 2009, were as follows:

		Net			Total
	Ordinary	Long-Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

ProFund VP Bull	$686,731	$–	$686,731	$–	$686,731
ProFund VP Small-Cap Value	81,880	–	81,880	–	81,880
ProFund VP Asia 30	869,798	11,623,305	12,493,103	–	12,493,103
ProFund VP Europe 30	1,427,460	–	1,427,460	–	1,427,460
ProFund VP International	2,274	–	2,274	–	2,274
ProFund VP Emerging Markets	20,311	–	20,311	–	20,311
ProFund VP Japan	65,646	–	65,646	–	65,646
ProFund VP UltraSmall-Cap	17,817	–	17,817	–	17,817
ProFund VP Short Small-Cap	120,502	–	120,502	–	120,502
ProFund VP Short NASDAQ-100	112,025	–	112,025	–	112,025
ProFund VP Short International	368,411	–	368,411	–	368,411
ProFund VP Basic Materials	266,272	–	266,272	–	266,272
ProFund VP Financials	487,543	–	487,543	–	487,543

196 :: Notes to Financial Statements :: December 31, 2010

		Net			Total
	Ordinary	Long-Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

ProFund VP Oil & Gas	$–	$9,120,883	$9,120,883	$–	$9,120,883
ProFund VP Pharmaceuticals	226,653	–	226,653	–	226,653
ProFund VP Precious Metals	974,226	–	974,226	–	974,226
ProFund VP Telecommunications	423,510	–	423,510	–	423,510
ProFund VP Utilities	1,254,992	–	1,254,992	–	1,254,992
ProFund VP U.S. Government Plus	23,651,729	704,434	24,356,163	30,119	24,386,282
ProFund VP Falling U.S. Dollar	58,271	–	58,271	–	58,271
ProFund VP Money Market	90,479	–	90,479	–	90,479

As of the tax year ended December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$–	$1,480,245	$–	$–	$10,515,580	$11,995,825
ProFund VP Mid-Cap	903,340	433,308	–	(1,055,184)	(29,681)	251,783
ProFund VP Small-Cap	–	–	–	(192,710)	227,195	34,485
ProFund VP NASDAQ-100	–	–	–	(14,247,124)	9,742,365	(4,504,759)
ProFund VP Small-Cap Value	–	–	–	(12,353,523)	785,094	(11,568,429)
ProFund VP Asia 30	26,281	4,423,386	–	–	23,394,507	27,844,174
ProFund VP Europe 30	429,485	–	–	(15,817,507)	3,378,283	(12,009,739)
ProFund VP International	–	–	–	(1,100,111)	203,606	(896,505)
ProFund VP Emerging Markets	–	–	–	(1,045,929)	3,988,146	2,942,217
ProFund VP Japan	–	–	–	(15,135,344)	(736)	(15,136,080)
ProFund VP UltraSmall-Cap	7,051,289	–	–	(6,046,979)	267,722	1,272,032
ProFund VP Short Small-Cap	–	–	–	(18,105,278)	51,414	(18,053,864)
ProFund VP Short NASDAQ-100	–	–	–	(56,529,874)	56,896	(56,472,978)
ProFund VP Short International	–	–	–	(950,916)	(8,611)	(959,527)
ProFund VP Short Emerging Markets	–	–	–	(1,585,119)	(59,221)	(1,644,340)
ProFund VP Basic Materials	81,685	–	–	(16,057,139)	14,389,332	(1,586,122)
ProFund VP Consumer Services	–	–	–	(1,653,143)	2,740,311	1,087,168
ProFund VP Financials	–	–	–	(11,045,761)	(1,898,484)	(12,944,245)
ProFund VP Oil & Gas	152,698	–	–	(3,240,697)	36,503,175	33,415,176
ProFund VP Pharmaceuticals	152,879	–	–	(9,418,143)	(47,700)	(9,312,964)
ProFund VP Precious Metals	2,375,650	–	–	(764,478)	3,700,007	5,311,179
ProFund VP Telecommunications	458,265	–	–	(7,837,743)	1,370,872	(6,008,606)
ProFund VP Utilities	916,026	–	–	(4,749,233)	6,754,655	2,921,448
ProFund VP U.S. Government Plus	–	–	–	(18,773,965)	(1,625,809)	(20,399,774)
ProFund VP Falling U.S. Dollar	–	–	–	(2,045,867)	–	(2,045,867)
ProFund VP Money Market	–	–	–	–	–	–

At December 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$99,084,523	$22,024,676	$(11,512,595)	$10,512,081
ProFund VP Mid-Cap	8,208,000	–	–	–
ProFund VP Small-Cap	8,387,499	349,523	(79,157)	270,366
ProFund VP NASDAQ-100	40,204,384	13,496,733	(3,636,865)	9,859,868
ProFund VP Small-Cap Value	26,724,268	7,225,750	(6,440,656)	785,094
ProFund VP Asia 30	75,808,832	34,867,010	(11,472,503)	23,394,507
ProFund VP Europe 30	44,827,567	10,379,909	(7,001,626)	3,378,283
ProFund VP International	20,123,278	–	(1,280)	(1,280)
ProFund VP Emerging Markets	47,934,103	4,042,794	(463,009)	3,579,785
ProFund VP Japan	10,906,884	–	(736)	(736)
ProFund VP UltraSmall-Cap	35,319,247	1,076,657	(117,272)	959,385
ProFund VP Short Small-Cap	5,622,000	–	–	–
ProFund VP Short NASDAQ-100	12,044,799	–	(703)	(703)
ProFund VP Short International	1,168,000	–	–	–

December 31, 2010 :: Notes to Financial Statements :: 197

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Short Emerging Markets	$2,142,000	$–	$–	$–
ProFund VP Basic Materials	65,563,553	31,146,803	(16,757,471)	14,389,332
ProFund VP Consumer Services	19,479,811	3,842,845	(1,102,534)	2,740,311
ProFund VP Financials	30,164,246	12,369,226	(14,267,710)	(1,898,484)
ProFund VP Oil & Gas	59,290,540	45,588,758	(9,085,583)	36,503,175
ProFund VP Pharmaceuticals	5,316,989	1,305,797	(1,353,017)	(47,220)
ProFund VP Precious Metals	172,940,811	–	(14,764)	(14,764)
ProFund VP Telecommunications	12,662,159	3,662,245	(2,290,233)	1,372,012
ProFund VP Utilities	27,168,867	11,828,215	(5,073,560)	6,754,655
ProFund VP U.S. Government Plus	44,651,780	–	(368,539)	(368,539)
ProFund VP Falling U.S. Dollar	1,293,000	–	–	–
ProFund VP Money Market	194,211,000	–	–	–

198 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP NASDAQ-100, ProFund VP Small-Cap Value, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraSmall-Cap, ProFund VP Short Small-Cap, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP Basic Materials, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Falling U.S. Dollar and ProFund VP Money Market (twenty-six of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2010, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 24, 2011

Additional Tax Information (unaudited) :: 199

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2010, qualify for the corporate dividends received deduction for the following ProFunds VP:

Dividends
Received
Deduction

ProFund VP Bull	100.00%
ProFund VP Europe 30	3.61%
ProFund VP Basic Materials	100.00%
ProFund VP Financials	100.00%
ProFund VP Oil & Gas	100.00%
ProFund VP Pharmaceuticals	100.00%
ProFund VP Telecommunications	78.77%
ProFund VP Utilities	100.00%

For the fiscal year ended December 31, 2010, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Long-Term
Capital Gain

ProFund VP Bull	$1,241,798
ProFund VP Mid-Cap	357,615
ProFund VP Asia 30	5,281,306
ProFund VP International	577,242

For the fiscal year ended December 31, 2010, the amount of short-term capital gain designated by the ProFunds VP were as follows:

Short-Term
Capital Gain

ProFund VP Mid-Cap	$575,549
ProFund VP Emerging Markets	474,549
ProFund VP Precious Metals	43,312

200 :: Board Approval of Investment Advisory Agreement :: December 31, 2010 (unaudited)

At a meeting held on September 22, 2010, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were acceptable given the services provided.

December 31, 2010 (unaudited) :: Board Approval of Investment Advisory Agreement :: 201

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2010. The Board focused on each Fund’s performance against its benchmark for the same periods and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was satisfactory.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fall-out,” benefits, if any, that the Advisor derived from its relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFunds Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

This Page Intentionally Left Blank

Expense Examples

204 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1,2010 and held for the entire period from July 1, 2010 through December 31, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10

ProFund VP Bull	$1,000.00	$1,220.40	$9.40	1.68%
ProFund VP Mid-Cap	1,000.00	1,267.60	9.60	1.68%
ProFund VP Small-Cap	1,000.00	1,291.70	9.70	1.68%
ProFund VP NASDAQ-100	1,000.00	1,269.80	9.61	1.68%
ProFund VP Small-Cap Value	1,000.00	1,253.40	9.54	1.68%
ProFund VP Asia 30	1,000.00	1,216.10	9.38	1.68%
ProFund VP Europe 30	1,000.00	1,242.50	9.50	1.68%
ProFund VP International	1,000.00	1,259.30	9.57	1.68%
ProFund VP Emerging Markets	1,000.00	1,243.90	9.50	1.68%
ProFund VP Japan	1,000.00	1,091.80	8.86	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,616.60	11.08	1.68%
ProFund VP Short Small-Cap	1,000.00	743.60	7.38	1.68%
ProFund VP Short NASDAQ-100	1,000.00	763.90	7.47	1.68%
ProFund VP Short International	1,000.00	762.20	7.46	1.68%
ProFund VP Short Emerging Markets	1,000.00	772.00	7.50	1.68%
ProFund VP Basic Materials	1,000.00	1,448.80	10.37	1.68%
ProFund VP Consumer Services	1,000.00	1,257.30	9.56	1.68%
ProFund VP Financials	1,000.00	1,162.60	9.16	1.68%
ProFund VP Oil & Gas	1,000.00	1,361.30	10.00	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,104.50	8.91	1.68%
ProFund VP Precious Metals	1,000.00	1,249.60	9.53	1.68%
ProFund VP Telecommunications	1,000.00	1,284.70	9.67	1.68%
ProFund VP Utilities	1,000.00	1,137.10	9.05	1.68%
ProFund VP U.S. Government Plus	1,000.00	925.70	6.70	1.38%
ProFund VP Falling U.S. Dollar	1,000.00	1,084.60	8.83	1.68%
ProFund VP Money Market	1,000.00	1,000.10	0.60	0.12%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Expense Examples (unaudited) :: 205

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

				Annualized
	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period*	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10	7/1/10 - 12/31/10

ProFund VP Bull	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Asia 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Europe 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP International	1,000.00	1,016.74	8.54	1.68%
ProFund VP Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP Japan	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short International	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP Basic Materials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Consumer Services	1,000.00	1,016.74	8.54	1.68%
ProFund VP Financials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.74	8.54	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Precious Metals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Telecommunications	1,000.00	1,016.74	8.54	1.68%
ProFund VP Utilities	1,000.00	1,016.74	8.54	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,018.25	7.02	1.38%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.74	8.54	1.68%
ProFund VP Money Market	1,000.00	1,024.60	0.61	0.12%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

206 :: Trustees and Officers (unaudited)

Number of
Operational
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorship
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	the Trust	Time Served	During Past 5 Years	Trustee*	Trustee

Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to Present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (101)	None

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Executive Officers
Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel and Chief Compliance Officer of ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present).

Trustees and Officers (unaudited) :: 207

Name, Address,	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Trust	Length of Time Served	During Past 5 Years

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009).

Jack P. Huntington 100 Summer Street, Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008).

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. since 2007 and has been employed by Citi Fund Services Ohio, Inc. in various other roles since 1993.

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/63	Assistant Treasurer	Indefinite; March 2006 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (September 1998 to present).

The ProFunds’ VP Statement of Additional Information includes additional information about the ProFunds’ VP Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/10

Item 2.   Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.   Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.   Principal Accountant Fees and Services.

(a)	2009 $617,000
2010 $617,000

(b)	2009 $14,787
2010 $0
Fees for 2009 relate to the review of the semi-annual report to shareholders.

(c)	2009 $123,750
2010 $150,500
Fees for 2010 relate to the preparation of the registrant’s tax returns and miscellaneous other tax filings. Fees for 2009 relate to the preparation of the registrant’s tax returns.

(d)	2009 $0
2010 $0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-bycase services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	2009 0%
2010 0%

(f)	Not applicable.

(g)	2009 $138,537
2010 $150,500

(h)  Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)   Not applicable.
(b)   Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ProFunds

By (Signature and Title)*    /s/ Christopher E. Sabato
  Christopher E. Sabato, Treasurer and Principal Financial Officer

Date        3/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Louis M. Mayberg
  Louis M. Mayberg, President and Principal Executive Officer

Date        3/7/11

By (Signature and Title)*    /s/ Christopher E. Sabato
  Christopher E. Sabato, Treasurer and Principal Financial Officer

Date        3/7/11

* Print the name and title of each signing officer under his or her signature.